April 25, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington , DC  20549

RE:       Midland National Life Separate Account C

            File Number 333-128978 – Vector II Variable Annuity

Commissioners:

Enclosed for filing under the Securities Act of 1933 please find a copy of Post-Effective Amendment No. 16 to the above referenced registration statement.

This amendment is being filed pursuant to paragraph (b) of Rule 485, and pursuant to subparagraph (b) (4) of that Rule, we certify the amendment does not contain disclosure which would render it ineligible to become effective pursuant to said paragraph (b).

If you have any questions about this filing, please contact Fred Bellamy of Sutherland Asbill & Brennan LLP at 202-383-0126 or fred.bellamy@sutherland.com.

Sincerely,

Jason L. Bradshaw

Senior Variable Compliance Consultant

cc:        Frederick R. Bellamy

            Sutherland Asbill & Brennan LLP

As filed with the Securities and Exchange Commission on April 25, 2012

Registration Nos. 333-128978

811-07772

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-4

                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          ☐

                                                      Pre-Effective Amendment No.                            ☐

                                             Post-Effective Amendment No.     16                                       ☒

and

                REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY          ☐

ACT OF 1940

                                                        Amendment No.    118                             ☒

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C

(Exact Name of Registrant)

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(Name of Depositor)

One Sammons Plaza, Sioux Falls, SD  57193

(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code:

(605) 335-5700

Name and Address of Agent for Service:                                                        Copy to:

Victoria E. Fimea                                                                                                    Frederick R. Bellamy, Esq.

Senior Vice President, General Counsel & Secretary                                     Sutherland Asbill & Brennan LLP

Midland National Life Insurance Company                                                     1275 Pennsylvania Avenue, N.W.

Sammons Financial Group                                                                                  Washington, DC  20004-2415

525 W. Van Buren

Chicago, IL  60607

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On May 1, 2012 _ pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	On pursuant to paragraph (a) of Rule 485

If appropriate check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment _______ filed ________.

___________________

Title of securities being registered:

Vector II Variable Annuity

Individual Flexible Premium Variable Annuity Contracts.

Vector II Variable Annuity Prospectus

May 1, 2012

Flexible Premium Deferred Variable Annuity

issued by: Midland National Life Insurance Company

through the Midland National Life Separate Account C

Phone: (877) 586-0240 (toll free)   Fax: (866) 270-9565 (toll-free)

Please read this prospectus for details on the contract being offered to You and keep it for future reference.  This prospectus sets forth the information that a prospective investor should know before investing.

The Vector II Variable Annuity (the “contract”) is a flexible premium deferred annuity designed to be useful to You in meeting Your long-term savings and retirement needs.  The minimum initial premium for a non-qualified contract is $10,000.  The minimum initial premium for a qualified contract is $2,000.

If You elect the Extra Credit Rider, We will add the premium bonus to each premium payment that You make in the first contract year.  Electing the Extra Credit Rider may be beneficial to You only if You own the contract for a sufficient length of time, and the investment performance of the underlying portfolios is sufficient to compensate for the additional fee charged for the Extra Credit Rider.  Your expenses will be higher if You elect the Extra Credit Rider and over time, the value of the premium bonus may be more than offset by the extra fee charged for the Extra Credit Rider.

A Statement of Additional Information (“SAI”) about the contract and the Midland National Life Separate account C is available free of charge by checking the appropriate box on the application form or by writing to Us at Midland National Life Insurance Company, 4350 Westown Parkway, West Des Moines, IA 50266 or contacting Us at the numbers above.  The SAI, dated May 1, 2012, has been filed with the U.S. Securities and Exchange Commission (“SEC”), and is incorporated herein by reference.  The table of contents of the SAI is included at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

You may allocate Your premiums to the Separate account investment divisions (see Definitions) that invest in a specified mutual fund portfolio.  You can generally choose a maximum of 29 funds at any one time among the 77 investment divisions shown on the following page.  The mutual fund portfolios are part of the following series funds or trusts:

Access One Trust	Goldman Sachs Variable Insurance Trust
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Northern Lights Variable Trust
American Century Variable Portfolios, Inc.	PIMCO Variable Insurance Trust
Direxion Insurance Trust	ProFunds Trust
Dreyfus Socially Responsible Growth Fund, Inc.	Universal Institutional Funds, Inc.
Dreyfus Variable Investment Funds	Van Eck VIP Trust

Your accumulation value in the investment divisions will increase or decrease based on investment performance of the mutual fund portfolios.  You bear this risk.  No one insures or guarantees any of these investments.  Separate prospectuses describe the investment objectives, policies and risks of the portfolios.

The SEC has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The contracts involve investment risk, including possible loss of principal.

The contracts are not a deposit of, or guaranteed or endorsed by, any bank or depository institution and the contracts are not federally insured by the federal deposit insurance corporation or any other agency.

SEPARATE ACCOUNT INVESTMENT PORTFOLIOS

1 Access VP High Yield Fund*	40 ProFund VP Internet*
2 Adaptive Allocation Portfolio	41 ProFund VP Japan*
3 American Century VP Income & Growth Fund	42 ProFund VP Large-Cap Growth*
4 American Century VP International Fund	43 ProFund VP Large-Cap Value*
5 American Century VP Large Company Value Fund	44 ProFund VP Mid-Cap*
6 American Century VP Mid Cap Value Fund	45 ProFund VP Mid-Cap Growth*
7 American Century VP Ultra® Fund	46 ProFund VP Mid-Cap Value*
8 Direxion Dynamic HY Bond Fund	47 ProFund VP Money Market*
9 Dreyfus Socially Responsible Growth Fund, Inc	48 ProFund VP NASDAQ-100*
10 Dreyfus VIF Appreciation Portfolio	49 ProFund VP Oil & Gas*
11 Dreyfus VIF International Value Portfolio	50 ProFund VP Pharmaceuticals*
12 Goldman Sachs VIT Structured Small Cap Equity Fund	51 ProFund VP Precious Metals*
13 Invesco V.I. Global Real Estate Fund	52 ProFund VP Real Estate*
14 Invesco V.I. International Growth Fund	53 ProFund VP Rising Rates Opportunity*
15 Invesco V.I. Mid Cap Core Equity Fund	54 ProFund VP Semiconductor*
16 Invesco Van Kampen V.I. American Value Fund[1]	55 ProFund VP Short Dow 30*
17 Invesco Van Kampen V.I. Growth and Income Fund	56 ProFund VP Short Emerging Markets*
18 Invesco Van Kampen V.I. Value Opportunities Fund[2]	57 ProFund VP Short International*
19 PIMCO VIT All Asset Portfolio	58 ProFund VP Short Mid-Cap*
20 PIMCO VIT High Yield Portfolio	59 ProFund VP Short NASDAQ-100*
21 PIMCO VIT Low Duration Portfolio	60 ProFund VP Short Small-Cap*
22 PIMCO VIT Real Return Portfolio	61 ProFund VP Small-Cap*
23 PIMCO VIT Total Return Portfolio	62 ProFund VP Small-Cap Growth*
24 ProFund VP Asia 30*	63 ProFund VP Small-Cap Value*
25 ProFund VP Banks*	64 ProFund VP Technology*
26 ProFund VP Basic Materials*	65 ProFund VP Telecommunications*
27 ProFund VP Bear*	66 ProFund VP UltraBull*
28 ProFund VP Biotechnology*	67 ProFund VP UltraMid-Cap*
29 ProFund VP Bull*	68 ProFund VP UltraNASDAQ-100*
30 ProFund VP Consumer Goods*	69 ProFund VP UltraShort Dow 30*
31 ProFund VP Consumer Services*	70 ProFund VP UltraShort NASDAQ-100*
32 ProFund VP Dow 30*	71 ProFund VP UltraSmall-Cap*
33 ProFund VP Emerging Markets*	72 ProFund VP U.S. Government Plus*
34 ProFund VP Europe 30*	73 ProFund VP Utilities*
35 ProFund VP Falling U.S. Dollar*	74 UIF Emerging Markets Debt Portfolio
36 ProFund VP Financials*	75 UIF Emerging Markets Equity Portfolio
37 ProFund VP Health Care*	76 UIF U.S. Real Estate Portfolio
38 ProFund VP Industrials*	77 Van Eck VIP Global Hard Assets Fund
39 ProFund VP International*

*These investment portfolios are open for frequent transfers.

1Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2Formerly Invesco V.I. Basic Value Fund

You should read this prospectus carefully and keep it for future reference. You should also have and read the current prospectuses for the mutual fund portfolios.

PAGE

DEFINITIONS

SUMMARY

Features of Vector II Variable Annuity

Your “Free Look” Right

Your Accumulation value

Flexible Premium Payments

Optional Benefits

Investment Choices

Transfers

Surrenders

Increased Free Surrender Amount for Nursing Home Confinement Rider

Risk of Increase in Fees and Charges

Effects of Market Timing

FEE TABLE

Contract Owner Transaction Expenses

Periodic Charges Other Than Portfolio Expenses

Range of Annual Operating Expenses for the Portfolios1

EXPENSE EXAMPLES

Financial Information

Charges and Fees

Surrender Charge

Mortality and Expense Risk Charge

Administration Fee

Annual Maintenance Fee

Premium Taxes

Optional Rider Charges

Additional Information About THE Vector II Variable annuity

Suitability of the Contracts

Death benefit

Other Products

Inquiries And Correspondence

Administrative Procedures

State Variations

SEPARATE ACCOUNT C AND THE FUNDS

Our Separate Account And Its Investment divisions

The Funds

Investment Policies of The Funds’ Portfolios

Availability of the Portfolios

Investment Allocations in the Funds

Amounts In Our Separate Account

We Own The Assets Of Our Separate Account

Our Right To Change How We Operate Our Separate Account

DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

Free Look

Tax-Free “Section 1035” Exchanges

Allocation of Premium Payments

Changing Your Premium Allocation Percentages

optional riders

Five for Life Plus Rider

Extra Credit Rider

GMIB Plus (Guaranteed Minimum Income and Accumulation Benefit) Rider

GMDB Plus (Guaranteed Minimum Death Benefit) Rider

Shortened CDSC (Contingent Deferred Sales Charge) Rider

Estate Planning Rider

Mutually Exclusive Riders

Your Accumulation Value

Transaction Cut-Off Times

Transfers of Accumulation Value

Transfer Limitations

Surrenders

Dollar Cost Averaging

Portfolio Rebalancing

Systematic Withdrawals

Free Surrender Amount

Increased Free Surrender Amount for Nursing Home Confinement Rider

Death benefit

Payment of Death benefits and Lump Sum Payments

CHARGES, FEES AND DEDUCTIONS

Surrender Charges on Surrenders

Mortality and Expense Risk Charge

Administration Fee

Annual Maintenance Fee

optional Rider Charges

Five for Life Plus Rider

Extra Credit Rider

GMIB Plus (Guaranteed Minimum Income and Accumulation Benefit) Rider

GMDB Plus (Guaranteed Minimum Death Benefit) Rider

Shortened CDSC (Contingent Deferred Sales Charge) Rider

Estate Planning Rider

Transfer Charge

Charges In The Funds

INVESTMENT ADVISORY FEES

Premium Taxes

Other Taxes

FEDERAL TAX STATUS

Introduction

Annuity Contracts in General

Qualified and Non-Qualified Contracts

Minimum Distribution Rules and Eligible Rollover Distributions

Diversification and Distribution Requirements

Owner Control

Required Distributions at Death (Non-Qualified Contracts)

Surrenders

Multiple Contracts

Withholding

Annuity Payments

Medicare Tax

Federal Defense of Marriage Act

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

Taxation of Death benefit Proceeds

Transfers, Assignments or Exchange of Contracts

Possible Tax Law Changes

Federal Estate Tax

Generation- Skipping Transfer Tax

Federal Estate, Gift and Generation-Skipping Transfer Taxes

Foreign Tax Credits

Separate Account Charges

Annuity Purchases by Residents of Puerto Rico

MATURITY DATE

Electing an Annuity Option

Fixed Payment Options

Variable Payment Options

Payment Options

Transfers after Annuitization for Variable Payment Options

ADDITIONAL INFORMATION

Midland National Life Insurance Company

Our Financial Condition

Our General Account

Fund Voting Rights

How We Determine Your Voting Shares

Voting Privileges of Participants in Other Companies

Our Reports to Owners

Dividends

Performance

Change of Address Notification

Modification To Your Contract

Your Beneficiary

Assigning Your Contract

When We Pay Proceeds From This Contract

Distribution of the Contracts

Regulation

Discount for Employees of Sammons Enterprises, Inc.

LEGAL PROCEEDINGS

Legal Matters

Financial Statements

Statement of Additional Information

CONDENSED FINANCIAL INFORMATION

Appendix I

Appendix II

DEFINITIONS

For Your convenience, below is a glossary of the special terms We use in this prospectus. These terms are generally in bold type throughout this document.

Accumulation Unit means the units credited to each investment division in the Separate account before the maturity date.

Accumulation Value means the sum of the amounts You have in the investment divisions of Our Separate account under Your inforce contract.

Administrative Office means Our office located at One Sammons Plaza, Sioux Falls, SD 57193.  Please use Our Principal Office address and telephone and fax numbers for all correspondence, transaction requests, payments, and inquiries.

Annuitant means the person(s), designated by the owner, to whom periodic income will be paid (Payee).  This is the person whose life is used to determine the amount and duration of any periodic income involving life contingencies.  After the maturity date, the annuitant will be considered the owner unless otherwise stated.

Annuity Unit means the units in the Separate Account, after the maturity date, that are used to determine the amount of the annuity payment.

Annuitization means an election of an annuity payment option on the maturity date.

Annuitize means an election to receive regular income payments from Your contract under one of the annuity payment options.  An election to annuitize Your contract may be irrevocable.  If You elect to annuitize Your contract, You will no longer be able to exercise any liquidity (e.g., full or partial surrenders) provision that may have previously been available.

Attained Age means the issue age plus the number of complete contract years since the issue date.

Beneficiary means the person or persons to whom the contract’s death benefit will be paid in the event of the death of the annuitant or an owner.

Business Day means any day the New York Stock Exchange is open for regular trading.  Our business day ends when the New York Stock Exchange closes for regular trading (generally

3:00 p.m. Central Time).

Contract Anniversary means the same date in each contract year as the issue date.

Contract Month means each month that begins on the same date as the day of the issue date. For this purpose, the calendar days of 29, 30 and 31 are not used and We look forward to the first day of the next calendar month.  For example, assume a contract is issued on January 29th.  Subsequent contract months will begin on the first day of each month (February 1, March 1, April 1, etc.).

Contract Year means a year that starts on the issue date or on each anniversary thereafter.

Death Benefit means the amount that We will pay to the beneficiary in the event of the death of the annuitant or an owner if the contract is still inforce.  The death benefit will be paid when We receive due proof of the death of the annuitant or an owner and an election of how the death benefit is to be paid, and any other required documents or forms.

GMIB Accumulated Value is the amount that can be annuitized, after a 10-year waiting period, if the GMIB Plus rider is elected.  The GMIB accumulated value will have the GMIB income factors applied to determine the GMIB income payment.

GMIB Income Factor means the factor used in determining the GMIB income payment under the GMIB Plus rider.  The GMIB income factor equals the base contract’s income payment factors used in the contract form under “Settlement Options” with an 8-year age set-back.  An age set-back means the GMIB income payments will be lower than if there were no age set-back. For example, if You are age 65 when You annuitize Your contract, We will use the income payment factors shown in Your contract for age 57 (age 65 minus 8 years).

GMIB Roll-Up Benefit means the initial GMIB accumulated value at the time the GMIB Plus rider is issued compounded at a rate of 5% annually until age 80.

Good Order means all of the information necessary to process a transaction.  For more detailed information see Good Order under “Administrative Procedures” on page 19.

Gross Premium means Your premium payment(s) before any partial surrenders and any surrender charges.

Guaranteed Payment Amount (GPA) means the amount that is guaranteed to be available each contract year for withdrawal until the GPA  is depleted while the Five for Life Plus rider is in effect.  If the Five for Life Plus rider is elected at contract issue, the GPA  equals the initial GPB  times 7%.  If the contract has already been issued, this amount equals the current accumulation value of the contract times 7%. The GPA  may increase with each subsequent premium payment and may be reduced if withdrawals within a contract year exceed the GPA.

Guaranteed Payment Balance (GPB) means the total amount available for future periodic guaranteed withdrawals and is used for the purpose of calculating the Five for Life Plus Rider. The GPB  cannot be withdrawn in a lump sum.  If the Five for Life Plus Rider is elected at contract issue, the GPB  equals the initial premium payment including premium bonus, if any.  If the contract has already been issued, this amount equals the current accumulation value of the contract.  The GPB  is increased equally by any subsequent premium payments and is reduced by each withdrawal.  However, the GPB cannot exceed $5,000,000.

Investment Division means a division of Our Separate Account, which invests exclusively in the shares of a specified portfolio of the funds.

Issue Age means the age of the annuitant on the last birthday before the issue date.

Issue Date means the date the contract goes into effect and from which contract anniversaries, contract months, and contract years are determined.

Lifetime Payment Amount (LPA) means the amount that is guaranteed to be available each contract year for withdrawal during the life of the covered person (oldest owner) while the Five for Life Plus Rider is in effect. The initial LPA  equals 5% times the GPB  as determined on the later of the contract issue date or the contract anniversary following the day the covered person under this Rider has reached age 65.  The GPB  on the contract anniversary after the covered person has reached age 65 will be the initial GPB  at rider election less any adjustments for partial surrenders and premiums. The LPA  may increase with each subsequent premium payment and may be reduced if withdrawals within a contract year exceed the LPA.

Maturity Date means the date, specified in Your contract on which income payments will begin.  The earliest possible maturity date is the 7th contract anniversary at which time You may annuitize Your full accumulation value.  The maximum maturity date is the contract anniversary immediately following the annuitant’s  100th birthday.

Net Premium means Your premium payment(s) minus any partial surrenders and any surrender charges.

Owner means the person(s) or entity that is named in the application or on the latest change filed with Us who is entitled to exercise all rights and privileges provided in the contract.  Owner is referred to as "You" in the contract and in this prospectus.

Payee means the person who is entitled to receive annuity payments after annuitization.  On or after the maturity date, the annuitant will be the payee.  If the owner or an annuitant dies prior to the maturity date, then the beneficiary is the payee.

Principal Office means where You must send correspondence and inquiries and pay premiums, make transfers between investment divisions, and send other transaction requests.

The address is:

Midland National Life Insurance Company

4350 Westown Parkway West Des Moines, IA 50266

Phone:  (877) 586-0240 (toll free)

Fax:  (866) 270-9565 (toll free)

Proof of Death means a certified copy of the death certificate or any other proof satisfactory to the Company.

Separate Account means the Midland National Life Separate account C which receives and invests Your premiums under the contract.

Surrender Value means the Separate account accumulation value on the date of surrender minus any surrender charge, non-vested premium bonus (if any), premium tax, administration fees, and annual maintenance fee.

Valuation Period means  the time period used in measuring the investment experience of each investment division within the Separate Account.  This period will vary based on the type of transaction request and the investment divisions involved in the transaction.  For more detailed information see “Transaction Cut-Off Times” on page 50.

Written Notice means a notice or request submitted in a written form satisfactory to Us, that is signed and dated by the owner and received by Us at the address shown on the Specification Page of Your contract.

SUMMARY

In this prospectus “We,” “Our,” “Us,” “Midland National,” and “Company” mean Midland National Life Insurance Company.  “You” and “Your” mean the owner of the contract.  We refer to the person who is covered by the contract as the “annuitant,” because the annuitant and the owner might not be the same.

This summary provides only a brief overview of the more important features of the contract.  The detailed information appearing later in this prospectus further explains the following summary.  Please read this entire prospectus, Your contract and the Statement of Additional Information for more detailed information.  Unless otherwise indicated, the description of the contract in this prospectus assumes that the contract is inforce.

Features of Vector II Variable Annuity

The Vector II Variable Annuity contract provides You with a basic contract to which You can add optional riders.  If You choose to add any of these riders, a corresponding charge will be deducted from Your accumulation value.  The flexible premium deferred variable annuity contracts described in this prospectus provide for accumulation of the accumulation value and payment of annuity payments on a fixed or variable basis.  The contracts are designed to aid individuals in long-term planning for retirement or other long-term purposes.

The contracts are available for situations that do not qualify for the special federal tax advantages available under the Internal Revenue Code (non-qualified contract) and for retirement plans which do qualify for those tax advantages (qualified contract).  This contract does not offer any additional tax benefits when purchased under a qualified plan.  See “Suitability of the Contracts” on page 17 for more detailed information.

Replacing an existing annuity with the contract may not be of financial benefit to You.  Your existing annuity may be subject to fees or penalties on surrender, and the new contract may have new charges.

Certain portfolios permit frequent transfers. Otherwise, however, this contract is designed for individuals seeking a long-term, tax-deferred accumulation of assets, and is generally for retirement or other long-term purposes.  You should not buy this contract if You are looking for a short-term investment and/or cannot risk getting back less money than You put into the contract.

Your “Free Look” Right

You can examine the contract and return it to Us for any reason within 30 days after You receive it for a refund of the accumulation value less credits added by Us (which may be more or less than the premium payments You paid), or if greater and required by Your state, the original amount of Your premium payment.  Longer free look periods apply in some states and in certain situations (see “Free Look” on page 31 for more details).

Your Accumulation value

Your accumulation value depends on:

•        the amount and frequency of premium payments,

•        the selected portfolio’s investment experience,

•        partial surrenders, and

•        charges and deductions.

You bear the investment risk under the contract.  There is no minimum guaranteed accumulation value with respect to any amounts allocated to the Separate Account.  (See “Your Accumulation Value” on page 50.)

Flexible Premium Payments

You may pay premiums whenever You want and in whatever amount You want, within certain limits.  We generally require an initial minimum premium of at least $10,000.  However, if You purchase a qualified contract, We may accept an initial premium of only $2,000.  Additional premium payments must be at least $50.

You may choose a planned periodic premium. You need not pay premiums according to the planned schedule.

Unless You receive approval from Us, the maximum amount of premium You can pay into this contract prior to the maturity date is limited to $5,000,000 per annuitant  or owner (calculation based upon all active contracts).  In addition, the maximum amount of variable annuity premium that may be deposited with Midland National is limited to $5,000,000 per annuitant  or owner  (calculation based upon all active contracts).

We may refuse to accept certain forms of premium payments, if applicable, or restrict the amount of certain forms of premium payments.  For example, Traveler’s Checks over a certain dollar amount or multiple lower denomination Money Orders may not be accepted.  In addition, We may require information as to why a particular form of payment was used (for example, third party checks) and the source of the funds of such payment in order to determine whether or not We will accept it.  Use of an unacceptable form of payment may result in Us returning Your premium payment and not issuing the contract.

Optional Benefits

The contract offers a number of optional benefits or riders.  Each of these riders offers a specific benefit that may help You achieve Your long-term financial goals.  There is generally a charge for each rider.  These riders offer You an opportunity to tailor the Vector II variable annuity to meet Your specific needs.    Since some optional riders cannot be terminated once elected, You should select Your options carefully.  The optional riders available under this contract are:

• Five for Life Plus Rider
Extra Credit Rider
GMIB Plus (Guaranteed Minimum Income and Accumulation Benefit) Rider
GMDB Plus (Guaranteed Minimum Death Benefit) Rider
Shortened CDSC (Contingent Deferred Sales Charge) Rider
Estate Planning Rider

For detailed explanations of these riders, see “optional riders” on page 32. For more information on the charges for each rider, see “FEE TABLE” on page 13.

You cannot elect any combination of options that would result in extra charges of more than 2.00% per year.  In addition, some of these riders cannot be elected in combination with other riders.  See “Mutually Exclusive Riders” on page 50.

Investment Choices

You may allocate Your accumulation value to the investment divisions of Our Separate Account. However, You may not have Your accumulation value allocated to more than 29 investment divisions at any one time.  For a full description of the portfolios, see the funds’ prospectuses, which accompany this prospectus.  (See “The Funds” on page 21.) Your choices may be restricted if You elect the GMIB Plus rider or the GMDB Plus rider, and benefits under these riders may be severely limited if You choose certain investment divisions.

Each portfolio pays a different investment management or advisory fee and has different operating expenses.  The portfolios may also impose redemption fees, which We would deduct from Your accumulation value.  More detail concerning each portfolio company’s fees and expenses is contained in the prospectus for each portfolio company.  See “Investment Policies of The Funds’ Portfolios” on page 22.

Transfers

You may transfer Your accumulation value among the investment divisions before the maturity date (although We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners).  After annuitization, You may make two transfers each year among the separate account investment divisions.

We require a minimum amount, usually $200 (or 100% of an investment division if less than $200), for each transfer.

See the “DEFINITIONS” section on page 6 for the definition of “Business  Day” and “Valuation Period”.

For more information on restrictions, procedures, and deadlines for transfers, see “Transaction Cut-Off Times” on page 50 and “Transfers of Accumulation Value” on page 51.  For restrictions on transfers due to market timing, see “Transfer Limitations” on page 51.

Surrenders

You may generally withdraw all or part of Your surrender value at any time, before annuity payments begin.  You may also elect a systematic withdrawal option (See “Systematic Withdrawals” on page 56).  (Your retirement plan may restrict surrenders.)  You may withdraw up to 10% of Your accumulation value as of Your previous anniversary each contract year without incurring a surrender charge (the “Free Surrender Amount”).  Under non-qualified contracts, gain, if any, is withdrawn first for tax purposes and is taxed as ordinary income.  (See “Free Surrender Amount” on page 57).

We may impose a surrender charge on any surrender in excess of the free surrender amount (including surrenders to begin annuity payments), and upon full surrender.  We may also deduct an annual maintenance fee on a full surrender.  The amount You request plus any surrender charge will be deducted from Your accumulation value.  You may take a surrender in a lump sum or use it to purchase an annuity that will continue as long as You live or for some other period You select.  A surrender may have negative tax consequences, including a 10% tax penalty on certain surrenders prior to age 59 ½.  Under non-qualified contracts, gain, if any, is withdrawn first for tax purposes and is taxed as ordinary income.  (See “Surrender Charges on Surrenders” on page 59, “FEDERAL TAX STATUS” on page 65, and “Electing an Annuity Option” on page 72.)  Surrenders from contracts used for tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law. For certain surrenders a signature guarantee may be required.  See “Administrative Procedures” on page 19.

Withdrawals will reduce Your accumulation value.  Withdrawals, especially those taken during periods of poor investment performance, could considerably reduce or eliminate some benefits or guarantees of the contract.

Increased Free Surrender Amount for Nursing Home Confinement Rider

This rider, also known as waiver of surrender charges for nursing home confinement rider, will be attached to all contracts issued with annuitant’s  age 75 or less at no additional charge.  After the first contract year, We guarantee that We will increase the annual free surrender amount available under this contract from 10% of the accumulation value to 20% of the accumulation value if the annuitant is confined to a qualified nursing care center for a period of at least 90 days and the confinement is medically necessary.  See “Increased Free Surrender Amount for Nursing Home Confinement Rider” on page 57 for more details.

Risk of Increase in Fees and Charges

Certain fees and charges assessed against the contract are currently at levels below the guaranteed maximum levels.  We may increase these fees and charges up to the guaranteed maximum level.

Effects of Market Timing

Frequent, large, programmed, or short-term transfers among the investment divisions (“Harmful Trading”) can cause risks with adverse effects for other contract owners  (and beneficiaries and portfolios).  These risks and harmful effects include: (1) dilution of the interests of long-term investors in an investment division if transfers into the division are made at unit values that are priced below the true value or transfers out of the investment division are made at unit values priced higher than the true value (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and (3) increased brokerage and administrative expenses.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that the portfolios may suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Generally, individuals or organizations that use market-timing strategies and make frequent transfers should use the investment divisions designed for market-timing strategies.  Investment portfolios in the fund listing with asterisks after them are designed for market-timing strategies and, therefore, are open for frequent transfers and therefore may be more susceptible to the risks and harmful effects of market timing.

Investors in the frequent trading portfolios will bear the increased expenses and other negative effects of frequent trading, and therefore these portfolios might not be appropriate for long-term investors.

FEE TABLE

The following tables list the fees and expenses that You will pay when buying, owning, and surrendering the contract.  The first table lists the fees and expenses that You will pay at the time that You buy the contract, surrender the contract, or transfer accumulation value between investment options.  State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Charge
Sales Load Imposed on Purchase	None
Maximum Surrender Charge (as a percentage of premiums withdrawn) Transfer Fee	7.00% None

Periodic Charges Other Than Portfolio Expenses

The next table lists the fees and expenses that You may pay periodically during the time that You own the contract, not including portfolio company fees and expenses.

	Guaranteed Maximum	Current Charge
Annual Maintenance Fee[1]	$60	$30
Separate Account Annual Expenses (as a percentage of average accumulation value)
Mortality and Expense Risk Charge[2]
Accumulation value at the beginning of each contract month is less than $25,000	1.45%	1.45%
Accumulation value at the beginning of each contract month is equal to or greater than $25,000 and less than $100,000	1.30%	1.30%
Accumulation value at the beginning of each contract month is greater than or equal to $100,000	1.20%	1.20%
Administration Fee[3]	0.70%	0.45%

Maximum Separate account Expense for Base Contract Only	2.15%	1.90%

Maximum Annual Charge for Optional Riders[4]	2.00%	2.00%
Total Separate Account Expenses with the Highest Possible Mortality & Expense Risk Charge and Combination of Optional Rider Charges[4]	4.15%	3.90%

Optional Rider Charges[4]
Extra Credit Rider[5]
3% Bonus Option	0.50%	0.50%
4% Bonus Option	0.65%	0.65%
5% Bonus Option	0.80%	0.80%
Five for Life Plus Rider[6,7,8]	0.75%	0.75%
GMIB PLUS Rider[7]	1.00%	0.55%
GMDB Plus Rider[9]
3% Roll-Up Option	0.45%	0.20%
6% Roll-Up Option	0.80%	0.45%
Annual Step Up Option	0.50%	0.25%
Annual Step Up with 3% Roll-Up Option	0.55%	0.30%
Annual Step Up with 6% Roll-Up Option	0.85%	0.55%
Shortened CDSC Rider[5]
4-Year Option	0.80%	0.60%
3-Year Option	0.90%	0.65%
0-Year Option	1.00%	0.70%
Estate Planning Rider[7]	0.75%	0.30%

1The annual maintenance fee is deducted proportionally from the accumulation value at the time of the charge.  We reserve the right to change this fee, however, it will not exceed $60 per contract year.  However, if Your contract is issued while the $30 fee is in effect, We guarantee that this annual maintenance fee each contract year will not be more than $30 for the life of Your contract. The annual maintenance fee is reflected in the examples below by a method intended to show the “average” impact of the annual maintenance fee on an investment in the Separate Account.  Based on a $16,130 average accumulation value as of 12/31/11, the current annual maintenance fee is 0.19% and the maximum fee is 0.37%. The annual maintenance fee is deducted only when the accumulation value is less than $50,000.

2The mortality and expense risk charge will be determined at the beginning of the contract month for each contract month.  Therefore, the mortality and expense risk charge may vary from month to month depending on the accumulation value at the beginning of the contract month.

3The administration charge may vary by investment division and guaranteed maximum charges ranges from 0.45% to 0.70%. Currently the fee is 0.45% for all investment divisions. If Your contract is issued with this fee, it is guaranteed for the life of the contract.  See “Administration Fee” on page 61

4You may select Optional Riders.  You may not select a combination of riders that will result in total rider charges that exceed the maximum additional mortality and expense risk charge for optional riders of 2.00%.

5The Extra Credit Rider cannot be elected in combination with the CDSC Rider.

6The guaranteed maximum charge for the Five for Life Plus Rider only applies to the initial purchase of the rider.  It does not apply if You elect to step-up the benefit or transfer into a new asset allocation model.  At the time You elect to “step-up,” We may be charging more or less for this rider.   See “Five for Life Plus Rider” on page 33 for more detailed information.

7The Five for Life Plus Rider cannot be elected in combination with the GMIB Plus rider or the Estate Planning rider.

8For Five for Life Plus riders issued between 5/1/06 and 1/31/07, the fee is 0.65%.

9For GMDB Plus riders issued before 1/31/07, the current charges are 0.05% lower than shown in the table.

Range of Annual Operating Expenses for the Portfolios1

The next item shows the lowest and highest total operating expenses charged by the currently available portfolio companies for the year ended December 31, 2011 (before any fee waiver or expense reimbursement).  Expenses may be higher or lower in the future.  More detail concerning each portfolio company’s fees and expenses is contained in the prospectus for each portfolio company.

Total Annual Portfolio Company Operating Expenses	Lowest	Highest
(expenses that are deducted from portfolio company assets, including management fees, distribution, and/or service (12b-1) fees and other expenses)	0.68%	5.03%

1The portfolio expenses used to prepare this table were provided to Us by the fund(s).  We have not independently verified such information.  The expenses are those incurred as of the fiscal year ending December 31, 2011.  Current or future expenses may be higher or lower than those shown.

For information concerning compensation paid for the sale of the contracts, see “Distribution of the Contracts” on page 79.

EXPENSE EXAMPLES

The following examples are intended to help You compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, annual maintenance fees, Separate account annual expenses, and portfolio company operating expenses (for the year ended December 31, 2011).

Both examples assume that You invest $10,000 in the contract for the time periods indicated.

The Examples also assume that Your investment has a 5% return each year.  Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:

Example 1: Base contract and highest possible combination of riders are elected; guaranteed maximum charges and highest portfolio expenses (without voluntary waivers of fees or expenses).

(1) If You surrender or annuitize Your contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,564	$3,215	$4,622	$7,638

(2) If You do NOT surrender Your contract:

1 Year	3 Years	5 Years	10 Years
$934	$2,675	$4,262	$7,638

Example 2: Base contract with no optional riders elected; current charge levels and lowest portfolio expenses (without voluntary waivers of fees or expenses).

(1) If You surrender or annuitize Your contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$910	$1,397	$1,820	$3,091

(2) If You do NOT surrender Your contract:

1 Year	3 Years	5 Years	10 Years
$280	$857	$1,460	$3,091

The examples do not reflect transfer fees, or premium taxes (which may range up to 3.5% depending on the jurisdiction).

These examples should not be considered a representation of past or future expenses.  Actual expenses may be greater or lower than those shown.  The assumed 5% annual rate of return is purely hypothetical; past or future returns may be greater or less than the assumed hypothetical return.

Financial Information

Our financial statements, and financial statements for the Separate Account, are in the Statement of Additional Information.  You may obtain a free copy of the Statement of Additional Information by checking the appropriate box on the application form, calling Us toll-free at (877) 586-0240, faxing Us at (866) 270-9565, or writing Us at Midland National Life Insurance Company, 4350 Westown Parkway, West Des Moines, IA  50266.   See “CONDENSED FINANCIAL INFORMATION” on page 83.

Charges and Fees

Surrender Charge

Sales expenses are not deducted from premium payments.  However, a surrender charge may be assessed against premium payments when they are withdrawn, including full and partial surrenders to affect an annuity and systematic withdrawals. The amount of any surrender charge depends on the number of contract years between the premium payment and the withdrawal (See “Surrender Charges on Surrenders” on page 59.)

For this purpose, premium payments will be deemed to be withdrawn in the order in which they are received and all partial surrenders will be made first from premium payments and then from other accumulation values.  The charge is a percentage of the premium withdrawn and is as follows:

Length of Time From Premium Payment (Number of Years)	Surrender Charge
1	7%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8+	0%

No Surrender charge will be assessed upon:

(a)          payment of death benefits;

(b)         exercise of the free look right;

(c)          surrender of the free surrender amount; and

(d)         amounts withdrawn to pay the surrender charge on a partial surrender.

Under Midland National’s current practice, amounts withdrawn under the contract to comply with IRS minimum distribution rules are not subject to surrender charges.  We reserve the right to change this practice in the future.

At the time of a withdrawal, if Your accumulation value is less than Your net premium, the surrender charge will still be assessed against the full remaining net premium amount.  For example, if at the beginning of Your second contract year Your net premium was $10,000 and Your accumulation value was $8,000, then in the event of a full surrender, the second year surrender charge percentage of 7% would be charged on the $10,000 net premium amount (less the free surrender amount) and not the $8,000 accumulation value amount.

Surrenders may have tax consequences.  (See “FEDERAL TAX STATUS” on page 65.)

Mortality and Expense Risk Charge

We deduct a per annum charge that ranges from 1.20% to 1.45% against all accumulation values held in the Separate account for assuming the mortality and expense risk and other risks and expenses under the contract, including certain payments to third parties for distribution or investment advisory services.  (See “Mortality and Expense Risk Charge” on page 60.)

Administration Fee

We currently deduct a fee of 0.45% per annum against the accumulation value to compensate Us for the expenses associated with administration of the contract and operation of the investment divisions and other expenses under the contract including certain payments to third parties for distribution or investment advisory services.  If Your contract is issued with this 0.45% fee, this fee is guaranteed for the life of Your contract and will not increase. (See “Administration Fee” on page 61.)

Annual Maintenance Fee

We currently deduct an annual maintenance fee of $30 from each contract.  We reserve the right to increase this charge, however, it will not exceed $60 per contract year.  However, if Your contract is issued while the $30 fee is in effect, We guarantee that this annual maintenance fee each contract year will not be more than $30 for the life of Your contract. We waive the annual maintenance fee for contracts with accumulation values of $50,000 or more on the contract anniversary.  (See “Annual Maintenance Fee” on page 59.)

Premium Taxes

We will deduct the amount of any premium taxes levied by a state or any government entity from Your accumulation value at surrender, death or annuitization.  (See “Premium Taxes” on page 64).

Optional Rider Charges

We deduct an additional fee if You select any of the optional riders available under this contract.  See “FEE TABLE” on page 13.

Additional Information About THE Vector II Variable annuity

Suitability of the Contracts

Because of the surrender charge and other expenses, the contracts are not appropriate for short-term investment.  In addition, non-qualified contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as IRAs and 401(k) plans.  The tax-deferred feature of the contracts is most favorable to those in high tax brackets.  The tax-deferred feature is not necessary for a tax-qualified plan.  In such instances, purchasers should consider whether other features, such as the death benefit and lifetime annuity payments, make the contract appropriate for their purposes.  Before purchasing a contract for use in a qualified plan, You should obtain competent tax advice both as to the tax treatment of the contract and the suitability of the investment for Your particular situation.

This contract, or any of its riders, is not designed for resale or speculation, arbitrage, viatical settlements or any type of collective investment scheme.  This contract may not be traded on any stock exchange or secondary market.  By purchasing this contact, You represent and warrant that You are not purchasing or intending to use this contract, or any of its riders, for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.

Death benefit

The Vector II Variable Annuity contract pays a death benefit when the annuitant or an owner dies before the maturity date if the contract is still inforce. If the oldest annuitant or owner is less than age 81 when the contract is issued, the death benefit is equal to the greater of (a) the accumulation value, at the time We receive due Proof of Death, an election of how the death benefit is to be paid, and any other documents or forms required in good order or (b) premiums less adjustments for partial surrenders, at the time We receive due proof of death, an election of how the death benefit is to be paid, and any other documents or forms required or (c) if elected, the guaranteed minimum death benefit. Any adjustments for partial surrenders will reduce the death benefit by the same proportion the Accumulation Value was reduced by the partial surrender.

If the oldest annuitant or owner is age 81 or older when the contract is issued, the death benefit equals the accumulation value at the time We receive due proof of death, an election of how the death benefit is to be paid, and any other documents or forms required.

Premium taxes may be deducted from the death  benefit  proceeds and We may retain any non-vested premium bonus.

If the annuitant or an owner dies on or after the maturity date, then any remaining amounts, other than the amount payable to, or for the benefit of, the owner’s  surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the annuitant’s  or owner’s  death.  Other rules relating to distributions at death apply to qualified contracts.

Other death benefits are offered as options or riders.

Other Products

We may offer other variable annuity contracts through Our Separate account that also invest in some of the same portfolios.  These contracts may have different charges and may offer different benefits.  We encourage You to carefully consider the costs and benefits of the contract to ensure that it is consistent with Your personal investment goals and needs.  To obtain more information about these contracts, contact Your agent, or call Us at (877) 586-0240.

Inquiries And Correspondence

If You have any questions about Your contract or need to make changes, then contact Your financial representative who sold You the contract, or contact Us at Our Principal Office at:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Fax: (866) 270-9565 (toll-free)

You currently may send correspondence and transaction requests to Us by facsimile or telephone at the address or numbers listed above. Our Service Representatives are available between the hours of 7:30 a.m. and 5:00 p.m. (Central Standard Time) Monday through Thursday, and 7:30 a.m. to 3:00 p.m. (Central Standard Time) on Friday, excluding holidays and any day the New York Stock Exchange is not open.

Any requests for partial withdrawals, transfers, and surrenders sent to another number or address may not be considered received at Our Principal Office and will not receive the price as described under “Transaction Cut-Off Times” on page 50.  The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request.  We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine.  We may revoke facsimile and telephone transaction privileges at any time for some or all contract owners.

The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the contract owner by name, social security number, date of birth of the owner or the annuitant, or other identifying information.  We disclaim any liability for losses resulting from unauthorized or allegedly unauthorized facsimile, internet or telephone requests that We believe to be genuine.  We may record all telephone requests.  There are risks associated with requests made by facsimile (possible falsification of faxed documents by others) or telephone (possible falsification of contract owner identity) when the original signed request is not sent to Our Principal  Office.  You bear those risks.

Facsimile, internet and telephone correspondence and transaction requests may not always be available.  Facsimile, internet and telephone systems can experience outages or slowdowns for a variety of reasons.  These outages or slowdowns may prevent or delay Our receipt of Your request.  If You are experiencing problems, You should mail Your correspondence and transaction request to Our Principal  Office.

If You have authorized Your registered investment advisor to complete transaction requests on Your behalf according to Your instructions, then they can submit Your transfer requests via the internet.

The procedures We follow for transactions initiated by the Internet may include requirements that web users identify themselves and the contract owner  by name, social security number, date of birth of the owner  or the annuitant, or other identifying information.  We disclaim any liability for losses resulting from allegedly unauthorized Internet requests that We believe to be genuine.  We may record all Internet Protocol addresses.  There are risks associated with requests made by Internet when the original signed request is not sent to Our Principal Office.  You bear those risks.

Internet correspondence and transaction requests may not always be available.  Computer systems and the Internet can experience outages or slowdowns for a variety of reasons.  These outages or slowdowns may prevent or delay Our receipt of Your request.  If Your advisor is experiencing problems, You should instruct Your advisor to mail correspondence and transaction request to Our Principal Office.

Administrative Procedures

We may accept a request for contract service in writing, by telephone, or other approved electronic means, subject to Our administrative procedures, and may require proper completion of certain forms, providing appropriate identifying information and/or other administrative requirements.  We will process Your request at the accumulation unit value next determined only after You have met all administrative requirements, commonly known as “in good order.”

Good Order means that any required forms are accurately filled out and that We have all the signatures and other information We require. To the extent applicable, this information and documentation generally includes Your completed application, the contract number, the transaction amount (in dollars), the full names of and allocations to and/or from the investment  divisions affected by the requested transaction, the signatures of all contract owners, exactly as registered on the contract, social security number or taxpayer I.D. and any other information or supporting documentation that We may require.  With respect to purchase requests, good order also generally includes receipt of sufficient funds by Us to effect the purchase.  We may, in Our sole discretion, determine whether any particular transaction request is in good order, and We reserve the right to change or waive any good order requirements at any time.

Signature guarantees are required for withdrawals or surrenders of $100,000 or more.

Signature guarantees are relied upon as a means of preventing the perpetuation of fraud in financial transactions, including the disbursement of funds or assets from a victim’s account with a financial institution or a provider of financial services.  They provide protection to investors by, for example, making it more difficult for a person to take another person's money by forging a signature on a written request for the disbursement of funds.

An investor can obtain a signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program.  This includes many:

•        national and state banks;

•        savings banks and savings and loan associations;

•        securities brokers and dealers;  and

•        credit unions.

The best source of a signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which You do business.  Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a signature guarantee.  Notarization will not substitute for a signature guarantee.

State Variations

Certain provisions of the contracts may be different than the general description in this prospectus.  The most common differences for this product involve the length of the free look period and the calculation of the free look refund, maturity date and annuitization, and under payments or over payments due to misstatement of age and sex.   In addition, the optional riders may not be available in all states.  See Your contract for specific variations since any such variations will be included in Your contract or in riders or endorsements attached to Your contract.  See Your agent or contact Our Principal Office for additional information that may be applicable to Your state.

SEPARATE ACCOUNT C AND THE FUNDS

Our Separate Account And Its Investment divisions

The “Separate Account” is the Midland National Life Separate account C, established under the insurance laws of the State of South Dakota in March 1991 and now governed by Iowa law.  It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940.  This registration does not involve any SEC supervision of its management or investment contracts.  The Separate account has a number of investment divisions, each of which invests in shares of a corresponding portfolio of the funds.  You may allocate part or all of Your premiums to any of the investment divisions of Our Separate Account available under this contract. (Some restrictions may apply.)

The Funds

Each of the 77 portfolios available under the contract is commonly called a mutual fund.  Each one is a “series” of one of the following open-end diversified investment companies:

1.      Access One Trust,

2.      AIM Variable Insurance Funds (Invesco Variable Insurance Funds),

3.      American Century Variable Portfolios, Inc.,

4.      Direxion Insurance Trust,

5.      Dreyfus Socially Responsible Growth Fund, Inc.,

6.      Dreyfus Variable Investment Funds,

7.      Goldman Sachs Variable Insurance Trust,

8.      Northern Lights Variable Trust,

9.      PIMCO Variable Insurance Trust,

10.  ProFunds Trust,

11.  Universal Institutional Funds, Inc., and

12.  Van Eck VIP Trust.

Our Separate account buys and sells the shares of each portfolio at net asset value (with no sales or surrender charge).  More detailed information about the portfolios and their investment objectives, policies, risks, expenses and other aspects of their operations, appear in their prospectuses, which accompany this prospectus, and in the fund’s Statements of Additional Information.  You should read the portfolios’ prospectuses carefully before allocating or transferring money to any portfolio.

You should carefully consider the investment objectives, risks, and charges and expenses of the portfolios before investing.  The portfolios' prospectuses contain this and other information and should be read carefully before investing. You can receive a current copy of a prospectus for each of the portfolios by contacting Your registered representative and by contacting Us at:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Fax: (866) 270-9565 (toll-free)

The funds, their managers, or affiliates thereof, may make payments to Midland National and/or its affiliates.  These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets and/or from “Rule 12b-1” fees deducted from fund assets.  Contract owners, through their indirect investment in the funds, bear the costs of these advisory and 12b-1 fees.  The amount of these payments may be substantial, may vary between funds and portfolios, and generally are based on a percentage of the assets in the funds that are attributable to the contracts and other variable insurance products issued by Midland National.  These percentages currently range up to 0.50% annually.  Midland National may use these payments for any corporate purpose, including payment of expenses that Midland National and/or its affiliates incur in promoting, marketing, and administering the contracts, and, in its role as an intermediary, the funds.  Midland National and its affiliates may profit from these payments.

Investment Policies of The Funds’ Portfolios

Each portfolio tries to achieve a specified investment objective by following certain investment policies.  No one can promise that any portfolio will meet its investment objective.  A portfolio’s objectives and policies affect its returns and risks.  Each investment division’s performance depends on the experience of the corresponding portfolio.  You bear the risk that the portfolios You have allocated amounts to will not meet their investment objectives.  The objectives of the portfolios are summarized below:

Portfolio	Objective
Access One Trust
Access VP High Yield Fund*	Seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Fund

The Fund's investment objective is long-term growth of capital. The Fund invests primarily in a diversified portfolio of international securities whose issuers are considered by the Fund’s portfolio managers to have strong earnings growth. The Fund invests primarily in equity securities.

Invesco V.I. Mid Cap Core Equity Fund

The Fund's objective is long-term growth of capital. The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies.

Invesco V.I. Global Real Estate Fund

The Fund's investment objective is total return through growth of capital and current income. The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of real estate and real estate-related issuers.

Invesco Van Kampen V.I. American Value Fund (Formerly Invesco Van Kampen V.I. Mid Cap Value Fund)

The Fund’s investment objective is to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities. The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stock and other equity securities, including depositary receipts and securities convertible into common stock, of companies traded on a U.S. securities exchange with market capitalizations that fall within the range of companies included in the Russell Midcap Value Index.

Invesco Van Kampen V.I. Growth and Income Fund

The Fund’s investment objective is to seek long-term growth of capital and income. Under normal market conditions, Invesco Advisers, Inc., the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by investing primarily in income-producing equity securities.

Invesco Van Kampen V.I. Value Opportunities Fund (Formerly Invesco V.I. Basic Value Fund)

Under normal market conditions, the Fund’s investment adviser, Invesco Advisers, Inc., seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of common stocks, convertible preferred stocks and preferred stocks of value companies across the capitalization spectrum. The Fund may also invest up to 25% of its total assets in foreign securities.

The Alger Portfolios
Alger Small Cap Growth Portfolio**	Seeks long-term capital appreciation.
American Century Variable Portfolios, Inc.
American Century VP Income & Growth Fund	Seeks capital growth by investing in common stocks. Income is a secondary objective.
American Century VP International Fund	Seeks capital growth.
American Century VP Large Company Value Fund	Seeks long-term capital growth. Income is a secondary objective.
American Century VP Mid Cap Value Fund	Seeks long-term capital growth. Income is a secondary objective.
American Century VP Ultra® Fund	Seeks long-term capital growth.
Direxion Insurance Trust
Direxion Dynamic HY Bond Fund

Seeks to maximize total return (income plus capital appreciation) by investing primarily in exposure to high yield instruments through investments in high yield exchange traded funds (“ETFs”). The Fund will typically have a 95-100% weighting in these ETFs.

Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Socially Responsible Growth Fund, Inc.	Seeks to provide capital growth, with current income as a secondary goal.
Dreyfus Variable Investment Funds
Dreyfus VIF Appreciation Portfolio	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Dreyfus VIF International Value Portfolio	Seeks long-term capital growth by investing in foreign stocks of value companies.
Goldman Sachs Variable Insurance Trust
Goldman Sachs VIT Structured Small Cap Equity Fund	Seeks long-term growth of capital.
Northern Lights Variable Trust
Adaptive Allocation Portfolio	Seeks growth and risk-adjusted total return. The Portfolio’s investment objective is a non-fundamental policy and may be changed upon 60 days’ written notice to investors.
PIMCO Variable Insurance Trust
PIMCO VIT All Asset Portfolio	Seeks maximum real return consistent with preservation of real capital and prudent investment management.
PIMCO VIT High Yield Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Low Duration Portfolio	Seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
ProFunds Trust
ProFund VP Asia 30*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.
ProFund VP Banks*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Banks℠ Index.
ProFund VP Basic Materials*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials℠ Index.
ProFund VP Bear*	Seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500®.
ProFund VP Biotechnology*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology℠ Index.
ProFund VP Bull*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500®.
ProFund VP Consumer Goods*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Goods℠ Index.
ProFund VP Consumer Services*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Services℠ Index.
ProFund VP Dow 30*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Industrial Average℠ (DJIA).
ProFund VP Emerging Markets*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of The Bank of New York Mellon Emerging Markets 50® ADR Index.
ProFund VP Europe 30*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.
ProFund VP Falling U.S. Dollar*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the basket of currencies included in the U.S. Dollar Index.
ProFund VP Financials*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials℠ Index.
ProFund VP Health Care*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health Care℠ Index.
ProFund VP Industrials*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrials℠ Index.
ProFund VP International*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index.
ProFund VP Internet*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Internet Composite℠ Index.
ProFund VP Japan*

Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average (the “Nikkei 225” or “Index”). The Fund seeks to provide a return consistent with an investment in the component equities in the Index hedged to U.S. Dollars. The Fund determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of the dollar-denominated Nikkei 225 futures contracts traded in the United States.

ProFund VP Large-Cap Growth*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500® Growth Index.
ProFund VP Large-Cap Value*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500® Value Index.
ProFund VP Mid-Cap*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400®.
ProFund VP Mid-Cap Growth*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400® Growth Index.
ProFund VP Mid-Cap Value*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P Midcap 400® Value Index.
ProFund VP Money Market1,*	Seeks a high level of current income consistent with liquidity and preservation of capital.
ProFund VP Oil & Gas*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas℠ Index.
ProFund VP NASDAQ-100*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100® Index.
ProFund VP Pharmaceuticals*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals℠ Index.
ProFund VP Precious Metals*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious Metals℠ Index.
ProFund VP Real Estate*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real Estate℠ Index.
ProFund VP Rising Rates Opportunity*

Seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). To meet its investment objective, the ProFund VP Rising Rates Opportunity invests in derivatives that ProFund Advisors believes, in combination, should have similar daily return characteristics as one and one-quarter times the inverse (-1.25x) of the daily movement of the Long Bond.

ProFund VP Semiconductor*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Semiconductor℠ Index.
ProFund VP Short Dow 30*

Seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Industrial Average℠  (DJIA). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

ProFund VP Short Emerging Markets*

Seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

ProFund VP Short International*

Seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

ProFund VP Short Mid-Cap*

Seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P MidCap® 400. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

ProFund VP Short NASDAQ-100*

Seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the NASDAQ-100® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

ProFund VP Short Small-Cap*

Seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

ProFund VP Small-Cap*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000® Index.
ProFund VP Small-Cap Growth*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600® Growth Index.
ProFund VP Small-Cap Value*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600® Value Index.
ProFund VP Technology*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology℠ Index.
ProFund VP Telecommunications*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Telecommunications℠ Index.
ProFund VP UltraBull*

Seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P 500®. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

ProFund VP UltraMid-Cap*

Seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P MidCap 400®. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

ProFund VP UltraSmall-Cap*

Seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 2000® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

ProFund VP UltraNASDAQ-100*

Seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the NASDAQ-100® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

ProFund VP UltraShort Dow 30*

Seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Dow Jones Industrial Average (DJIA). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

ProFund VP UltraShort NASDAQ-100*

Seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the NASDAQ-100® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

ProFund VP U.S. Government Plus*

Seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily price movement of the most recently issued 30-year Treasury Bond (“Long Bond”). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

ProFund VP Utilities*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities℠ Index.
Rydex Variable Trust[2]
Rydex VT Dow 2x Strategy Fund*[2]

Seeks to provide investment results that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objective over a period of time greater than one day..

Rydex VT Inverse Dow 2x Strategy Fund*[2]

Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objective over a period of time greater than one day.

Rydex VT NASDAQ-100 2x Strategy Fund*[2]

Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Rydex VT S&P 500 2x Strategy Fund*[2]

Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the S&P 500 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.

Rydex VT U.S. Government Money Market Fund*1,2	Seeks to provide security of principal, high current income, and liquidity.
The Universal Institutional Funds, Inc.
UIF Emerging Markets Debt Portfolio	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
UIF Emerging Markets Equity Portfolio	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
UIF Mid Cap Growth Portfolio[3]	Seeks long-term capital growth by investing primarily in common stocks and other equity securities.
UIF U.S. Real Estate Portfolio

Seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Van Eck VIP Trust
Van Eck VIP Global Hard Assets Fund

Seeks long-term capital appreciation by investing primarily in “hard asset” securities. Income is a secondary consideration. Hard assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities.

     *These investment portfolios are open for frequent transfers.

**This  investment division was closed to new investors as of June 15, 2007.  If You had money invested in this investment division as of the close of business on Thursday, June 14, 2007, You may continue to make additional investments into the portfolio.  However, if You redeem or transfer completely out of this investment division after this date, You will not be able to reinvest in the portfolio.

1During periods of low interest rates, the yields of the money market investment divisions may become extremely low and possibly negative.

2These investment divisions were closed to new investors as of December 1, 2007.  If You have money invested in these investment divisions as of the close of business on November 30, 2007, You may continue to make additional investments into the portfolio. However, if You redeem or transfer completely out of these investment divisions after this date, You will not be able to reinvest in the portfolio.

3This investment division was closed to new investors as of March 31, 2011.  If You had money invested in this investment division as of the close of business on Thursday, March 31, 2011, You may continue to make additional investments into the portfolio.  However, if You redeem or transfer completely out of this investment division after this date, You will not be able to reinvest in the portfolio.

American Century Investment Management, Inc. manages the American Century VP Portfolios. Critical Math Advisors LLC manages the Adaptive Allocation Portfolio of the Northern Lights Variable Trust. The Dreyfus Corporation manages the Dreyfus Variable Investment Fund and the Dreyfus Socially Responsible Growth Fund, Inc. Fayez Sarofim & Co. serves as the sub-investment advisor to the Dreyfus VIF Appreciation Portfolio. Fred Alger Management, Inc. manages The Alger Portfolios.  Goldman Sachs Asset Management, L.P. serves as an investment adviser to the Goldman Sachs Variable Insurance Trust Funds.  Invesco Advisers, Inc. manages the AIM Variable Insurance Funds. Fred Alger Management, Inc. manages the Alger Portfolios. Guggenheim Investments (an affiliate of Ours) manages the Rydex Variable Trust. Morgan Stanley Investment Management, Inc., manages The Universal Institutional Funds, Inc.  Pacific Investment Management Company LLC manages the PIMCO Variable Insurance Trust. ProFund Advisors LLC is the investment advisor to Access One Trust and ProFunds Trust.  Rafferty Asset Management, LLC manages the Direxion Insurance Trust.  Van Eck Associates Corporation manages the Van Eck VIP Trust.

The funds sell their shares to Separate Accounts of various insurance companies to support both variable life insurance and variable annuity contracts, and to qualified retirement plans.  We currently do not foresee any disadvantages to Our contract owners  arising from this use of the funds for mixed and shared funding.  The funds will monitor for possible conflicts arising out of this practice.  If any such conflict or disadvantage does arise, We and/or the applicable Fund may take appropriate action to protect Your interests.

The Fund portfolios available under the contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public.  However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager.  Nevertheless, the investment performance and results of any of the funds’ portfolios that are available under the contracts may be lower, or higher, than the investment results of such other (publicly available) portfolios.  There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.

The fund portfolios offered through the contract are selected by Midland National based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm.  Another factor that We consider during the selection process is whether the fund or one of its service providers (e.g., the investment advisor) will make payments to Us, and the amount of any such payments.  Other funds (or available classes) may have lower fees and better overall investment performance. We may use such payments for any corporate purpose, including payment of expenses that We incur in promoting, marketing, and administering the contracts, and, in Our role as an intermediary, the funds.  We may profit from these payments.

You are responsible for choosing the fund portfolios, and the amounts allocated to each, that are appropriate for Your own individual circumstances and Your investment goals, financial situation, and risk tolerance.  Since investment risk is borne by You, decisions regarding investment allocations should be carefully considered and periodically re-evaluated.

In making Your investment selections, We encourage You to thoroughly investigate all of the information regarding the fund portfolios that is available to You, including each fund’s prospectus, statement of additional informational information and annual and semi/annual reports.  Other sources such as the fund’s Website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations related to a fund or portfolio.  You should monitor and periodically re-evaluate Your allocations to determine if they are still appropriate.

You bear the risk of any decline in the accumulation value of Your contract resulting from the performance of the portfolios You have chosen.

We do not recommend or endorse any particular portfolio or portfolios and We do not provide investment advice.

Availability of the Portfolios

We cannot guarantee that each portfolio will always be available for investment through the contracts.

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in the Separate Account.  New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers.  If the shares of a portfolio are no longer available for investment or if, in Our judgment, further investment in any portfolio should become inappropriate, We may redeem the shares of that portfolio, and substitute share of another portfolio.  We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.

Investment Allocations in the Funds

You may choose to use the services of a registered investment advisor to provide You with advice for allocating the assets in Your contract into the funds.  If You do so, Your relationship with Your registered investment advisor will be governed solely by the terms of Your agreement with such advisor.  Remember that any allocation decisions and instructions of Your registered investment advisor are the sole responsibility of You and Your advisor, and are not Our responsibility.  Midland National Life does not provide investment advice, and We are not affiliated with, and We do not recommend or endorse, any such investment advisors.  You bear the entire risk for the allocation of Your premiums and accumulation value among the funds whether or not You use the service of an advisor.  We are not responsible for any investment or other advice or services that You may receive.

Amounts In Our Separate Account

The amount You have in each investment division is represented by the value of the accumulation units credited to Your accumulation value for that investment division.  The value You have in an investment division is the accumulation unit value times the number of accumulation units credited to You.  Amounts allocated, transferred or added to the investment divisions are used to purchase accumulation units.  Accumulation units of an investment division are purchased when You allocate net premiums  or transfer amounts to that division.  Accumulation units are sold or redeemed when You make a full or partial surrender or transfer amounts from an investment division, and to pay the death benefit when the annuitant or an owner dies.  We also redeem units to pay for certain charges.

We calculate the number of accumulation units purchased or redeemed in an investment division by dividing the dollar amount of the transaction by the investment division’s accumulation unit value at the end of each valuation period, if it is a business day.  If it is not a business day, We will use the unit value on the next business day.  The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

The accumulation units of each investment division have different accumulation unit values.  We determine accumulation unit values for the investment divisions at the end of each valuation period.  The accumulation unit value for each investment division is initially set at $10.00.  Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the funds.  They reflect investment income, the portfolios’ realized and unrealized capital gains and losses, and the funds’ expenses.  The accumulation unit values also reflect the daily asset charges (which includes the mortality and expense risk charge and the administration fee and optional rider fees) We deduct from Our Separate Account, some of which are based on Your accumulation value at the beginning of each contract month.  The daily asset charge is currently at an effective annual rate of up to 1.90% (for the basic contract only).  The charge shown on Your base contract at issue is guaranteed for the life of Your contract. If You elect a rider combination with the maximum allowable mortality and expense risk charge for optional riders of 2.00%, the current daily asset charge is up to 3.90%.  The charge shown on Your base contract and rider contract at issue is guaranteed for the life of Your contract. Additional information on the accumulation unit values is contained in the SAI.

We Own The Assets Of Our Separate Account

We own the assets of Our Separate account and use them to support Your contract and other variable annuity contracts.  We may permit charges owed to Us to stay in the Separate Account.  Thus, We may also participate proportionately in the Separate Account.  The assets in the Separate account are equal to the reserves and other liabilities of the Separate account may not be charged with liabilities arising out of Our other business.  The obligations under the contracts are Our obligations.  The income, gains and losses (realized and unrealized) of the Separate account are credited to or charged against the Separate account without regard to Our other income, gains, or losses.  Under certain unlikely circumstances, one investment division of the Separate account may be liable for claims relating to the operations of another division.

Our Right To Change How We Operate Our Separate Account

We have the right to modify how We operate the Separate Account.  In making any changes, We may not seek approval of contract owners  (unless approval is required by law).  We have the right to:

•        add investment divisions to, or remove investment divisions from Our Separate Account;

•        combine two or more investment divisions within Our Separate Account;

•        withdraw assets relating to Our variable annuities from one investment division and put them into another;

•        eliminate a portfolio’s shares and substitute shares of another portfolio of the funds or another open-end, registered investment company.  This may happen if the portfolio’s shares are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of the Separate Account’s purposes.  However, if required, We would first seek approval from the Securities and Exchange Commission and, the insurance regulator where the contract is delivered;

•        end the registration of Our Separate account  under the Investment Company Act of 1940;

•        operate Our Separate account  under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of “interested persons” of Midland under the Investment Company Act of 1940); and

•        operate Our Separate account  or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments.  In addition, We may disapprove any change in investment advisors or investment policies unless a law or regulation provides differently.

If any changes are made that result in a material change in the underlying investments of any investment division, then You will be notified.  We may, for example, cause the investment division to invest in a mutual fund other than or in addition to the current portfolios.

If automatic allocations (such as premiums automatically deducted from Your paycheck or bank account, or dollar cost averaging or automatic rebalancing) are being made into an investment division that is removed or no longer available, and if You do not give Us other instructions, then any amounts that would have gone into the removed or closed investment division will be allocated to the ProFund VP Money Market investment division.

You may want to transfer the amount in that investment division as a result of changes We have made.  If You do wish to transfer the amount You have in that investment division to another division of Our Separate Account, then You may do so, without charge, by writing to Our Principal  Office.  At the same time, You may also change how Your net premiums are allocated.

DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

The maximum issue age for the base contract is 85.  However, We will issue the base contract with the Shortened CDSC Rider for issue ages 86 to 90. The minimum issue age for the base contract and riders is 0.

To buy a contract, You must send Us an application form and an initial premium payment of at least $10,000 for non-qualified contract, or $2,000 for a qualified contract.  This sale must take place through a representative who is licensed and registered to sell the contract.  Once We accept Your application, You will be issued a contract that sets forth precisely Your rights and Our obligations.  Additional premium payments, of at least $50 may then be made payable to Midland National Life and mailed to the Principal Office.  If Your application is complete and in good order (See “Administrative Procedures” on page 19), then We will accept or reject it within two business days of receipt.  If the application is incomplete, then We will attempt to complete it within five business days.  If it is not complete at the end of this period (or cannot be accepted for some other reason), then We will inform You of the reason for delay and the premium payment will be returned immediately unless You let Us keep the premium until the application is complete.  Your initial premium is held in a non-interest bearing suspense account (which is part of Our general account) until Your contract is issued or Your premium is refunded. While Your premium is in that account, Your premium is not protected from claims of Our general creditors.

We will allocate Your initial premium payment according to Your instructions when We receive it or accept Your application (whichever is later) at Our Principal  Office.  See “Transaction Cut-Off Times” on page 50 for more information on calculating the next available accumulation unit value based on the type of investment division selected in Your application.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling agent to forward the application to Us promptly, or because of delays in determining that the contract is suitable for You.  Any such delays will affect when Your contract can be issued and when Your premium payment is allocated among the investment divisions of Our Separate Account.

We offer other variable annuity contracts that have different death benefits, contract features, and optional benefits.  However, these other contracts also have different charges that would affect Your investment performance and accumulation value.  To obtain more information about these other contracts, contact Our Principal Office.

This contract, or any of its riders, is not designed for resale or speculation, arbitrage, viatical settlements or any type of collective investment scheme.  This contract may not be traded on any stock exchange or secondary market.  By purchasing this contact, You represent and warrant that You are not purchasing or intending to use this contract, or any of its riders, for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.

Free Look

You generally have a 30-day Free Look period after You receive Your contract.  You may review it and decide whether to keep or cancel it.  If You cancel the contract, then You must return it to the agent who sold it to You or to Our Principal  Office.  If You cancel Your contract, then We will return:

1.      the accumulation value less any premium bonus credit, or

2.      if greater and if required by law, the full premium payment.

The length of the Free Look period may vary in certain states in compliance with specific regulations and legal requirements.  The accumulation value will reflect both the positive and negative investment performance of the investment divisions of Our Separate account chosen by You in the contract application.

Tax-Free “Section 1035” Exchanges

You can generally exchange one annuity contract for another in a “tax-free exchange” under the Section 1035 of the Internal Revenue Code.  Before making an exchange, You should compare both annuities carefully.  Remember that if You exchange another annuity for the one described in this prospectus, You might have to pay a surrender charge on Your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different.  You should not exchange another annuity for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this contract (that person will generally earn a commission if You buy this contract through an exchange or otherwise). If You purchase the contract in exchange for an existing annuity contract from another company, We may not receive Your premium payment from the other company for a substantial period of time after You sign the application and send it to Us, and We cannot credit Your premium to the contract until We receive it. You should consult with and rely upon a tax advisor if You are considering a contract exchange.

Allocation of Premium Payments

You will specify Your desired premium allocation on the contract’s application form.  Your instructions in Your application will dictate how to allocate Your premiums.  If an investment division is not available or requested in error, We will make inquiry about a replacement investment division.  If We are unable to reach You or Your registered representative, We will consider the application incomplete.   We may retain Your premium payment for up to 5 business days while attempting to complete the application.  If the application cannot be completed within this time frame, We will inform You of the reason(s) for the delay.  We will also return the premium payment immediately unless You consent to allow Us to hold the premium payment until the application is completed, in any case no longer than 19 total days.  If You choose to have us hold the premium payment, it will be held in a non-interest bearing account.

Once the completed application is received and in good order and accepted by Us, We will allocate the payment to the investment divisions specified by You. Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100.  The allocation instructions in Your application will apply to all other premiums You pay, unless You change subsequent premium allocations by providing Us with written instructions.  We reserve the right to limit the number of investment divisions in which You can have funds invested. Currently, You may allocate to a maximum of 29 investment divisions.

Changing Your Premium Allocation Percentages

You may change the allocation percentages of Your premiums by writing to Our Principal Office and telling Us what changes You wish to make.  These changes will effect transactions as of the date We receive Your request at Our Principal Office.  Changing Your allocation instructions will not change the way Your existing accumulation value is apportioned among the investment divisions.  While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless You specify otherwise.  (See “Dollar Cost Averaging” on page 55).

optional riders

There are several optional riders available under this contract for an additional charge.  With some restrictions noted in the descriptions below, You may elect a combination of these riders as long as the additional asset charge for the combination of riders does not exceed 2.00% (so the total asset charge cannot exceed 3.90% currently). In addition, if You elect the Five for Life Plus Rider, the mortality and expense risk charge could change if You elect to “step-up” Your GPB.  This “step-up” may cause the total current rider charges to exceed 2.00%.

Some of the optional riders cannot be terminated once elected.  Therefore, You should review and select optional riders carefully.  Any amounts paid that are in excess of Your accumulation value under the optional benefits are subject to Our financial strength and claims-paying ability.

Five for Life Plus Rider

If You elect the Five for Life Plus Rider, We guarantee that each contract year You may take withdrawals up to an amount equal to the GPA (Guaranteed Payment Amount) until Your GPB  (Guaranteed Payment Balance) is depleted, even if Your accumulation value reduces to zero. This rider also provides for an alternate guarantee during the life of the covered person (oldest owner) specified under this Rider.  This alternate benefit guarantees that each contract year during the life of the covered person You may take withdrawals up to an amount equal to the LPA (Lifetime payment Amount), even if Your accumulation value and GPB  reduce to zero.  The LPA  is only available after the covered person has reached age 65. Both the GPA  and LPA may increase with each premium payment and may be reduced if withdrawals within a contract year exceed either the GPA  or LPA. Appreciation of Your accumulation value due to positive investment performance will not cause an increase in Your GPA or LPA.

You should consider the Five for Life Plus Rider if You are interested in predictable withdrawals that will guarantee the return of Your principal (through the GPA) or withdrawals for a lifetime (through the LPA) while participating in the market.

You might not want the Five for Life Plus Rider if:

  You plan on taking withdrawals in excess of the GPA or LPA  because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by this Rider; or
  You are interested in long-term accumulation rather than receiving payments.

Also, the addition of this rider to Your contract may not be in Your best interest since an additional annual charge is assessed for this benefit, and in order to receive the full benefit, Your accumulation value must be reduced to zero and the death benefit must not have been paid.

The Company may discontinue offering the Five for Life Plus Rider at any time.

Things to Consider Regarding the Five for Life Plus Rider:

  You will begin paying an extra daily mortality and risk expense charge as of the date You elect the rider, even if You do not begin taking withdrawals for many years, or ever.  The charge shown on Your contract when the rider is elected is guaranteed for life, unless You elect to “step-up”.  We will not refund the charges You have paid under the rider even if You never choose to take withdrawals and/or if You never receive any payments under the rider.
  We have designed this rider for You to take withdrawals each contract year that are less than or equal to the GPA or LPA.
  You should carefully consider when to begin making withdrawals.  There is a risk that You will not begin making withdrawals at the most financially beneficial time for You.
  Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the GPA or LPA, the rider may not be appropriate for You if You do not foresee a need for withdrawals that equal (or do not exceed) the GPA  or LPA,and Your primary objective is to take maximum advantage of the tax deferral aspect of the contract.
  This rider may in the future be subject to restrictions on investment in certain investment divisions and certain allocation requirements.  There are currently no investment division restrictions or allocation requirements in place.
  Cumulative withdrawals in any contract year that exceed the GPA  may reduce the GPA  and the GPB  on greater than a dollar-for-dollar basis.  Similarly, cumulative withdrawals in any contract year that exceed the LPA  may reduce the LPA  on greater than a dollar-for-dollar basis.
  Upon the death of the annuitant  or an owner, this rider terminates and there are no more additional guaranteed withdrawals, unless the spousal continuation option is elected.  Spousal continuation allows a surviving spouse, if named the owner’s  primary beneficiary, to continue receiving the GPA  amount until the GPB  is depleted or the spouse dies, whichever occurs first, and then the rider will terminate. If the surviving spouse continues to take LPA withdrawals, if available, the rider will terminate on the death of the spouse.

Like all withdrawals, withdrawals under this benefit also:

  reduce Your accumulation value;
  reduce Your death benefit and other benefits;
  may be subject to income taxes and federal tax penalties; and
  may be limited or restricted under certain qualified contracts.

The GPA, LPA  and GPB  can increase by a bonus amount for the first five years after election of the rider.  For each contract year in which no withdrawal is taken during the first five years after the rider is issued, a 2% bonus credit will be added to the GPB  and could adjust the GPA  and LPA; however, if total withdrawals in any of the first five contract  years  exceed the GPA, then the bonus credit provision will be terminated and no future bonus credits will be received.

If the Five for Life Plus Rider is elected with the Extra Credit Rider, the GPB  will reflect the premium bonus.  See “Extra Credit Rider” on page 40 for more information. If either the total GPA  or LPA  is not withdrawn in any contract year, this amount will not carry over for withdrawals in future years.

This rider can be elected at issue or on any contract anniversary.

In exchange for this benefit, We will deduct an extra daily mortality and risk expense charge at an annual rate that is 0.75% of the accumulation value in the Separate Account.  If the rider was elected between 5/1/06 and 1/31/07, the daily mortality and risk expense charge is deducted at an annual rate that is 0.65%.  The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract, unless You elect to “step-up” Your GPB. This charge is assessed against Your Separate account accumulation value.  The charges for this rider are listed in the “FEE TABLE” on page 13.  If You choose not to take withdrawals under the Five for Life Plus Rider, We will not refund the charges collected for this benefit.

The GPA  and LPA  will be different calculated amounts. When You make a withdrawal, You do not need to specify whether it is a GPA  or LPA  withdrawal. If the withdrawal taken in a contract year does not exceed the LPA, neither the LPA  nor GPA  will be recalculated. If the withdrawal taken exceeds the LPA  but not the GPA, the LPA  could be reduced and the GPA  will remain the same value. If the withdrawal taken exceeds both the GPA  and LPA, both the GPA  and LPA  could be reduced.

Anything withdrawn up to the GPA  or LPA  is considered a penalty free withdrawal. If the payment amount exceeds the 10% penalty free amount, any surrender charges will be waived up to the GPA  or LPA. If the payment amount exceeds the 10% penalty free withdrawal amount and the requested withdrawal exceeds the GPA  or LPA, surrender charges will be applied on the withdrawal amount that exceeds the GPA  or LPA.

In order to maximize Your potential to make withdrawals for the lifetime of the covered person up to the LPA, You should limit Your withdrawals to amounts equal to or less than the LPA each contract year.

Step-Up Provisions:

If this rider was elected after 1/31/07 then after every contract anniversary thereafter, You have the option to “step-up” the GPB.* You may “step-up” this rider until the earlier of the covered person’s age 80 or the 30th contract anniversary after this rider is elected.  This allows You to increase the GPB  to equal the current accumulation value as of the eligible contract anniversary date.  However, the GPB cannot exceed $5,000,000. You have 30 calendar days after each eligible contract anniversary to notify Us, in writing or via facsimile, that You have chosen this option. We will not accept any request to exercise the “step-up” benefit after the 30th calendar day following any eligible contract  anniversary.  You may not exercise the option to “step-up” if Your current GPB  is higher than Your current accumulation value.  The guaranteed maximum rider charge noted in the Fee Table only applies to the initial purchase of the rider.  It does not apply if You elect to “step-up” the GPB.  At the time You elect to “step-up,” We may be charging more or less for this rider.  Regardless of when You purchased the rider, We will charge You the current charge at the time You notify Us to elect to “step-up” Your GPB.  Before You decide to “step-up,” You should request a current prospectus which will describe the current charge for this benefit.

* If this rider was elected between 5/1/06 to 1/31/07 and after this rider has been inforce for five consecutive years and after every fifth contract anniversary thereafter, You have the option to “step-up” the GPB.

By current Company practice, We will automatically step-up Your GPB  to the current accumulation value on each contract anniversary where step-up is available if the rider charge We are currently charging is less than or equal to Your current charge for this rider and Your accumulation value is greater than the GPB  after any bonus credits.

This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this Company practice was in effect, We guarantee that You will receive this Company practice for the life of the rider.

Upon a Step-Up of the GPB, the GPA  will equal the greater of:

1.      the current GPA  before the Step-Up of the GPB; or

2.      7% multiplied by the GPB  immediately after the Step-Up.

Upon a Step-Up of the GPB, the LPA  will equal the greater of:

1.      the current LPA  before the Step-Up of the GPB; or

2.      5% multiplied by the GPB  immediately after the Step-Up.

Withdrawal Provisions:

Contractually, if total withdrawals during a contract year are less than or equal to the GPA, then the GPB  will decrease by the amount of the withdrawals. By current Company practice, if total withdrawals during a contract year are less than or equal to the required minimum distribution amount (specified in the Internal Revenue Code), then the GPB  will decrease by the amount of the withdrawals. This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this Company practice was in effect, We guarantee that You will receive this Company practice for the life of the rider. If total withdrawals during a contract year exceed the GPA  or, by current Company practice, the minimum required distribution amount, then the GPB  will be automatically reset to equal the lesser of:

1.      The contract’s accumulation value after the withdrawal; or

2.      the GPB  prior to the withdrawal minus the amount of the withdrawal.

Contractually, if total withdrawals during a contract year are less than or equal to the GPA, then the GPA does not change as a result of the withdrawal. By current company practice, if total withdrawals during a contract year are less than or equal to the required minimum distribution amount, then the GPA does not change as a result of the withdrawals. This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this Company practice is in effect, We guarantee that You will receive this Company practice for the life of the rider. If a withdrawal causes total withdrawals during a contract year to exceed the GPA  or, by current Company practice, the minimum required distribution amount if greater, then the GPA  will become the lesser of:

1.      the GPA  prior to the withdrawal; or

2.      7% multiplied by the greater of:

a.       the contract accumulation value immediately after the withdrawal; or

b.      the GPB  immediately after the withdrawal.

Contractually, if total withdrawals during a contract year are less than or equal to the LPA, then the LPA  does not change as a result of the withdrawal. By current Company practice, if total withdrawals during a contract year are less than or equal to the required minimum distribution amount, then the LPA  does not change as a result of the withdrawal. This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this Company practice is in effect, We guarantee that You will receive this Company practice for the life of the rider. If a withdrawal causes total withdrawals during a contract year to exceed the LPA  or, by current Company practice, the minimum required distribution amount if greater, then the LPA  will become the lesser of:

1.      the LPA  prior to the withdrawal; or

2.      5% multiplied by the greater of:

a.       the contract accumulation value immediately after the withdrawal; or

b.      the GPB  immediately after the withdrawal.

You cannot carry over any portion of total withdrawals that are less than the GPA  or LPA  that are not withdrawn during a contract year for withdrawal in a future contract year.

You should carefully consider when to begin taking withdrawals under the Five for Life Plus Rider.  If You begin taking withdrawals too soon or delay taking withdrawals for too long, You may limit the value of the Five for Life Plus Rider.

If You elect the Five for Life Plus Rider on a qualified contract, tax rules may prevent You from taking withdrawals when You otherwise would, or require You to take withdrawals that are more than the GPA and LPA  during a contract year.

Please note that adding the Five for Life Plus Rider will not automatically cancel any existing systematic withdrawals that You have established.  Since withdrawals that are more than the GPA  and LPA  may significantly reduce or even eliminate Your ability to make LPA withdrawals under the rider, You should consider whether any existing systematic withdrawals should be adjusted.

If You make withdrawals from Your contract, those withdrawals are made from Your own accumulation value.  We are only required to start using Our own money to make settlement payments to You when and if Your accumulation value is reduced to zero (for any reason other than for a withdrawal that exceeds the GPA  and LPA).

Premium Payment Provisions:

Each time an additional premium is received, the GPA  will equal the greater of:

1.      the current GPA  before the premium; or

2.      the lesser of:

1)   7% multiplied by the GPB  after the premium; or

2)   the current GPA  before the premium plus the premium payment including premium bonus (if any) multiplied by 7%.

Each time an additional premium is received, the LPA  will equal the greater of:

1.      the current LPA  before the premium; or

2.      the lesser of:

1)   5% multiplied by the GPB  after the premium; or

2)   the current LPA  before the premium plus the premium payment including extra credit (if any) multiplied by 5%.

Bonus Credit Provisions:

During the first five contract years after election of the Five for Life Plus Rider, at the end of each such contract year in which a withdrawal was not taken, the GPB  amount is increased by an amount equal to 2% of the original GPB  (unless there were withdrawals in any contract year that exceeded the GPA).

Upon the GPB  being increased by a bonus credit, the GPA  will equal the greater of:

1.      the current GPA  before the bonus credit; or

2.      7%  multiplied by the GPB  immediately after the bonus credit.

Upon the GPB  being increased by a bonus credit, the LPA  will equal the greater of:

1.      the current LPA  before the Bonus Credit; or

2.      5% multiplied by the GPB  immediately after the bonus credit.

(Note the bonus credit provision in this rider is not the same as the premium bonus credit under the Extra Credit Rider.)  A bonus credit applied under the Five for Life Plus Rider increases Your GPB, but it is not available in cash and has no effect on Your accumulation value.

Spousal Continuance Provision:

If the surviving spouse of an owner  is the covered person and the beneficiary  and elects to continue the contract upon the death of an owner, the surviving spouse can continue to take the GPA  amount until the GPB is depleted or the surviving spouse dies, whichever occurs first, or the surviving spouse can take LPA  withdrawals, if available, until they die.

If the surviving spouse is not the covered person, but is the owner’s  beneficiary, and elects to continue the contract upon the death of an owner, the spouse’s beneficiary  can continue to receive the GPA  amount until the GPB  is depleted or the spouse’s beneficiary  dies, whichever occurs first and the LPA  will be set to zero provided that the deceased owner  was the covered person.  However, by current company practice, the LPA will be available to the surviving spouse but will be recalculated.  The LPA  will be equal to 5% of the GPB  at the later of:

1.      The contract anniversary following the day We receive notification of death of the covered person; or

2.      The contract anniversary following the day the surviving spouse has reached age 65.

The surviving spouse can take LPA  withdrawals until they die.

This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this Company practice is in effect, We guarantee that You will receive this Company practice for the life of the rider.

Settlement Phase:

When Your accumulation value becomes zero and this rider is still in effect, the rider will enter its settlement phase.  The contract  will continue but all other rights and benefits under the contract  including death benefits will terminate, additional premiums will not be accepted, and the rider cost will not be deducted.

During the rider’s settlement phase, each contract year until the GPB  is depleted, settlement payments that total an amount no greater than the GPA  will automatically be paid to You.  If the settlement payments exceed the LPA, the LPA  may be reset.  If the covered person dies and the GPB  is greater than zero at the time We are notified of the death, the LPA  will be set equal to zero and any remaining settlement payments not to exceed the GPA  will be paid to the beneficiary  each contract year until the GPB  is depleted.

If during the settlement phase the GPB  equals zero and the LPA  is greater than zero, You will automatically receive settlement payments each contract year equal to the LPA  during the life of the covered person.  Upon death of the covered person, the settlement payments will cease and this rider terminates.

See Appendix I on page 111 for examples of how the Five for Life Plus rider works.

Under this rider, We reserve the right to restrict investment divisions at any time. If an investment division is restricted, no transfers into the restricted investment divisions will be allowed and no premiums may be allocated to the restricted investment divisions after the date of the restriction. Any amounts previously allocated to an investment division that is subsequently restricted will be unaffected by such restrictions. There are no current investment division restrictions. We guarantee that if Your contract is issued when there are no investment division restrictions, no investment division restrictions are guaranteed for the life of Your contract.

Under this rider, We also reserve the right to limit the actual percentages allocated to certain investment divisions, to require that certain investment divisions be chosen in conjunction with other investment divisions, to limit transfers between existing investment divisions and/or to require periodic rebalancing of existing investment divisions to the required percentages (collectively, “allocation requirements”). There are no current allocation requirements.  We guarantee that if Your contract is issued when there are no allocation requirements, no allocation requirements are guaranteed for the life of Your contract.

If You do not elect this rider when You purchase the contract, You have 30-days from any contract anniversary date to notify Us, in writing or via facsimile, that You have chosen to elect this rider.  The GPB  will be equal to the accumulation value as of the eligible contract anniversary date.  Any transactions that have occurred between the eligible contract anniversary date and rider election date could affect the GPB, GPA  and LPA.

If Your IRS minimum required distribution amount exceeds Your payment amount under the Five for Life Plus feature, You will be required to withdraw more than the Five for Life Plus payment amount to avoid the imposition of a 50% excise tax, causing a decrease in Your GPB. You should consult with and rely on Your own tax advisor before purchasing the Five for Life Plus rider with a qualified contract.

If You exercise the right to examine provision in the contract, You will not receive any portion of the GPB  from the Five for Life Plus Rider.

It is not clear (i) how gain is computed when a partial surrender is made and the GPB, GPA  or LPA  is greater than Your accumulation value or (ii) whether payments made after the contract’s accumulation value is zero will be taxed as partial surrenders or as annuity payments. Similarly for qualified contracts, We will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year.  The value may have to include the value of enhanced death benefits and other optional contract provisions such as the Five for Life Plus Rider itself. Consult with and rely upon Your own tax advisor prior to purchasing this rider. See “FEDERAL TAX STATUS” on page 65 for a general description of the taxation of withdrawals and annuity payments.

This rider will terminate:

  upon death of the annuitant or an owner unless the contract is continued under a spousal continuation option.  Spousal continuation allows a surviving spouse, if named the owner’s  primary beneficiary, to continue receiving the GPA  amount until the GPB  is depleted or the spouse dies, whichever occurs first, and then the rider will terminate. If the surviving spouse continues to take LPA withdrawals, if available, the rider will terminate on the death of the spouse (See Spousal Continuation Provision above).
  if You write to Us requesting termination of the rider; or
  if You surrender or annuitize Your contract.

We have designed the Five for Life Plus Rider to protect You from outliving Your assets.  If You terminate the rider or You die before Your accumulation value is reduced to zero, neither You nor Your estate will receive any settlement payments, nor will the Five for Life Plus Rider provide any cash value build-up to provide annuity payments.

If the rider terminates in the middle of a contract year, You will still have the right to withdraw Your full GPA or LPA  that year.  If the rider terminates for any reason other than death or a full surrender of the contract, We will continue the charge against Your accumulation value until the next contract anniversary date.  If You surrender Your contract in the middle of a contract year the charge will terminate at that time so You will only pay a prorated proportion of the rider charge.  Once this rider has terminated it cannot be elected again at a later date.

The maximum GPB  for this rider is $5,000,000.  The maximum issue ages are 75 for single annuitants  or owners  and age 80 for joint annuitants or owners.  We may consider exceptions to the maximum issue  ages. Each request for age exceptions will be reviewed on a case-by-case basis.  We reserve the right to request additional information in order to evaluate suitability for the annuitants  or owners.

The Five for Life Plus Rider may not be elected in combination with the GMIB Plus or the Estate Planning riders.

Extra Credit Rider

If You select the Extra Credit Rider, You may choose between a 3%, 4% or 5% premium bonus amount at the time You apply for the contract. We will apply a credit of 3%, 4% or 5%, depending on the amount chosen, to each premium payment that You make in the first contract year.  In exchange for this credit, We will charge You an additional fee as shown in the table below.

Selected Premium Bonus Percent	Current Extra credit Charge
3%	0.50%
4%	0.65%
5%	0.80%

This charge is applied against Your Separate account accumulation value each year during the first seven contract years.  Over time, the amount of the fees may exceed the amount of the premium bonus credited.  We expect to profit from the extra charge for this rider.  In general, in order to receive a benefit from this rider, the Separate account must experience a certain level of positive performance over a number of years.  Generally, the higher the first year premium and the higher the rate of return, the more advantageous the Extra Credit Rider becomes and vice versa.

Because the charge associated with the Extra Credit Rider will be assessed against the entire Separate account value for the first seven contract years, contract owners  who anticipate making additional premium payments after the first contract year should carefully examine the Extra Credit Rider and consult their financial adviser regarding its desirability.  Note carefully that the charge will be assessed against the Separate account accumulation value attributable to premium payments made in years one through seven, but no premium bonus will be credited with respect to premium payments made anytime after the first contract year.

If You exercise the right to examine provision in the contract, You will not receive any portion of the premium bonus amount.  Generally, in the event of death, withdrawal, annuitization, or surrender of the contract in the first seven contract years, You or Your beneficiary(ies) will only be entitled to that portion of the premium bonus, if any, that has vested at the time the event occurs.  The amount vested will increase over the seven-year period so that, in contract  years  8+, You or Your beneficiary(ies) will be entitled to 100% of the premium bonus amount.  However, by current company practice, upon death of an owner or annuitant in the first seven contract years, the vesting schedule will not be applied and Your beneficiary(ies) will receive the full bonus amount.  This is not guaranteed.   However, if Your contract is issued while this company practice is in effect, We guarantee that You will receive this company practice for the life of Your contract. The vesting schedule for the Extra Credit Rider is shown in the table below.

VESTING OF BONUS SCHEDULE
Contract year	Amount Of Extra Credit Vested
1	4/12 of premium bonus amount
2	5/12 of premium bonus amount
3	6/12 of premium bonus amount
4	7/12 of premium bonus amount
5	8/12 of premium bonus amount
6	9/12 of premium bonus amount
7	10/12 of premium bonus amount
8+	12/12 of premium bonus amount

This vesting schedule does not apply and no bonus recapture will be taken from withdrawals made under the free surrender amount provision of Your contract.

Keep in mind, all withdrawals are taken on a first in, first out basis, which means withdrawals will be taken from the first premium received by Us and then the second premium received (if any), and so on until the total withdrawal amount is reached.  Any withdrawals taken from premiums received in the first contract year will only be entitled to that portion of the premium bonus, if any, that has vested at the time the withdrawal is taken.

The Internal Revenue Code generally requires that any interest in a qualified contract be nonforfeitable, and it is unclear whether the optional Extra Credit Rider is consistent with those requirements.  Consult a tax advisor before purchasing this rider as part of a qualified contract.

The Extra Credit Rider may not be elected in combination with the Shortened CDSC Rider.

GMIB Plus (Guaranteed Minimum Income and Accumulation Benefit) Rider

If You elect the GMIB Plus Rider, We guarantee that, after the rider has been inforce for at least 10 years, We will pay You a Guaranteed Minimum Income Benefit (GMIB) if You elect to annuitize Your contract, and, on the 15th contract anniversary after the rider has been inforce, Your accumulation value will be increased to equal the guaranteed minimum accumulation benefit (GMAB), if it is higher than Your accumulation value.

You should consider the GMIB Plus Rider if You are interested in guaranteeing Your principal with the potential to build Your assets while participating in the market.

You might not want the GMIB Plus Rider if You are interested in receiving payments.  Partial surrenders may reduce GMIB accumulated value by more than the withdrawal amount.

This rider can be elected at the time of issue or on any contract anniversary after issue for an additional charge. The rider must be inforce for a minimum of 10 years before any benefit is available.

The current charge for this rider is 0.55% of accumulation value per year. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

On the 15th contract anniversary after this rider has been inforce (and only on this date), Your contract’s accumulation value will be increased to the GMAB if Your contract’s accumulation value is less than the GMAB on that date.

If the rider is elected at issue, the initial GMAB will equal the initial premium payment.  If this rider is elected along with the Extra Credit Rider at the time of issue, the GMAB will reflect the premium bonus credited to Your contract.  If the GMAB is elected at a later date, the initial GMAB is equal to the current accumulation value as of the date elected.

Things to Consider Regarding the GMIB Plus Rider:

  You will begin paying a rider charge as of the date You elect the rider.  The charge shown on Your contract when the rider is elected is guaranteed for the life of Your contract.
  We have designed this rider to serve as a safety net only in the event that Your accumulation value significantly declines due to negative investment performance.  Depending on the performance of Your investment divisions, purchasing this rider may not result in having a higher accumulation value or larger annuity payments.
  Total partial surrenders in any contract year that exceed the 5% reduction level may reduce the GMAB  benefit on greater than a dollar-for-dollar basis.
  This rider may in the future be subject to restrictions on investment in certain investment divisions.  There are currently no investment division restrictions in place.
  Once elected, this rider cannot be terminated.  The rider will only terminate upon the death of the annuitant  or an Owner  unless the contract is continued under a spousal continuation option (spousal continuance option allows a surviving owner’s  spouse, if named the beneficiary, to continue the contract as the new owner); or if You surrender Your contract.

Like all partial surrenders, partial surrenders under this benefit also:

  reduce Your accumulation value;
  reduce Your death benefit and other benefits;
  may be subject to income taxes and federal tax penalties; and
  may be limited or restricted under certain qualified contracts.

The GMAB on the 15th contract anniversary after this rider has been inforce will equal:

1.      Initial GMAB; plus

2.      Subsequent premium payments after rider election, if any; minus

3.      Adjustments for partial surrenders after rider election, if any.

If this rider was elected after 1/31/07, the GMAB adjustment for partial surrenders is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 5% of the greatest of the accumulation value at rider election or accumulation value as of the contract’s last anniversary. (If this rider was elected between 5/1/06 and 1/31/07, the GMAB adjustment for partial surrenders is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 5% of accumulation value at the contract’s last anniversary).    If the total partial surrenders in any one contract year exceed the 5% reduction level, the partial surrender amount above this level will reduce the GMAB benefit by the same proportion that the partial surrender amount above the 5% level reduced the accumulation value at the time the partial surrender was taken. We will also reduce the GMAB  benefit by any bonus recapture on partial surrenders, if elected with the extra credit rider.

If You must take IRS minimum required distributions before the rider has been inforce for ten years, Your GMAB amount will be reduced.  Consult with and rely on Your own tax advisor if You are considering purchasing this rider with a qualified contract.

If the rider is elected at issue, the initial GMIB accumulated value will equal the initial premium payment.  If this rider is elected along with the Extra Credit Rider at the time of issue, the GMIB accumulated value will reflect the premium bonus credited to Your contract.  If the GMIB is elected at a later date, the initial GMIB accumulated value is equal to the current accumulation value as of date elected.

If You elect to annuitize Your contract anytime after the 10 year waiting period then, except with respect to certain investment divisions as noted below the GMIB accumulated value will equal the greater of:

1.      the GMIB roll-up benefit; or

2.      the GMIB annual step-up benefit.

GMIB roll-up benefit means the initial GMIB accumulated value at the time this rider is issued compounded at a rate of 5% annually until the contract anniversary after the earlier of the owner’s  or annuitant’s 80th birthday.  The GMIB roll-up benefit is increased each time a premium payment is received after the date the rider is issued. If this rider was elected after 1/31/07, the GMIB adjustment for partial surrenders is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 5% of the greater of the accumulation value at rider election or accumulation value as of the contract’s last anniversary.  (If this rider was elected between 5/1/06 and 1/31/07, the GMIB roll-up benefit adjustment for partial surrenders is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 5% of accumulation value at the contract’s last anniversary.)  If the total partial surrenders in any one contract year exceed the 5% reduction level, the partial surrender amount above this level will reduce the GMIB roll-up benefit by the same proportion that the partial surrender amount above the 5% level reduced the accumulation value at the time of the partial surrender. We will also reduce the GMIB  roll-up benefit by any bonus recapture on partial surrenders, if elected with the extra credit rider.

The GMIB annual step-up benefit equals the initial GMIB accumulated value at the time this rider is elected.  The GMIB annual step-up benefit is recalculated on the first contract anniversary after rider election and every contract anniversary thereafter, until the contract anniversary after the owner’s  or annuitant’s  80th birthday.  The annual step-up benefit on each contract anniversary is the greater of the current annual step-up benefit or the accumulation value on that contract anniversary.  The current annual step-up benefit is the previous anniversary step-up benefit adjusted for any premiums and withdrawals that have occurred over the contract year. The annual step-up benefit calculated on the contract anniversary applies until the next contract anniversary, or until You make a subsequent premium payment or partial surrender at which time it will recalculate.  Any subsequent premium payments will immediately increase the annual step-up benefit.  Any partial surrender will immediately decrease the annual step-up benefit. If this rider was elected after 1/31/07, the GMIB adjustment for partial surrender is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 5% of the greater of accumulation value on rider election or accumulation value as of the contract’s last anniversary. (If this rider was elected between 5/1/06 and 1/31/07, the GMIB annual step-up benefit adjustment for partial surrenders is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 5% of accumulation value at the contract’s last anniversary.)  If the total partial surrenders in any one contract year exceed the 5% reduction level, the partial surrender amount above this level will reduce the GMIB step-up benefit by the same proportion that the partial surrender amount above the 5% level reduced the accumulation value at the time the partial surrender was taken.  The partial surrender decrease on the annual step-up benefit could be more or less than the dollar amount withdrawn.  We will also reduce the GMIB step-up benefit by any bonus recapture on partial surrenders, if elected with the extra credit rider.

Certain investment divisions within the Separate account will have a 0% rate for determining the GMIB roll-up benefit.  There is no roll-up for money allocated to these divisions. If money is allocated in an investment division with a 0% rate, the GMIB roll-up benefit will be less than it would be if the money was allocated to other investment divisions. The investment divisions with the 0% rate are:

•        Rydex VT U.S. Government Money Market Fund

•        ProFund VP Money Market

We reserve the right to restrict investment divisions at any time when this rider is elected. If an investment division is restricted, and the GMIB Plus Rider has been elected, no transfers into the restricted investment divisions will be allowed and no premiums may be allocated to the restricted investment divisions after the date of the restriction.  Any amounts previously allocated to an investment divisions that is subsequently restricted will be unaffected by such restriction.  There are currently no restricted investment divisions. We guarantee that if Your contract is issued when there are no investment division restrictions, no investment division restrictions are guaranteed for the life of Your contract.

The GMIB accumulated value is only used to determine the GMIB income payment upon annuitization of Your contract under the terms of this rider and is not an accumulation value that can be withdrawn as a full or partial surrender. However, the GMAB is a value that can be withdrawn as a full surrender. After the 10-year waiting period and upon annuitization, the GMIB income payment amount will be the greater of:

•        the income payment available to You under the base contract without the GMIB, or;

•        the GMIB accumulated value multiplied by the GMIB income factor and then dividing by 1,000.

The GMIB income factor equals the base contract’s payout factors used in the contract form under “Settlement Options” with an 8-year age set-back. An age set-back results in lower payments than without an age set-back, and the difference could be substantial.

The income payout options (both fixed and variable) available to You under this rider are:

•        Income for life only (single or joint life with full survivorship); or

•        Income for life with 10 year certain (single life only).

Once elected, this rider cannot be terminated. This rider will only terminate:

•        upon the death of the annuitant or owner unless the contract is continued under a spousal continuation option (spousal continuance option allows a surviving owner’s  spouse, if named the beneficiary, to continue the contract as the new owner); or

•        if You surrender Your contract.

If You surrender Your contract in the middle of a contract year, then the charge will terminate at that time so You will only pay a prorated portion of the rider charge. Once this rider has terminated it cannot be elected again at a later date.

The maximum issue age for this rider is 75. The maximum annuitization age for this rider is 85.

You should note that the GMIB Plus Rider is designed to provide a type of insurance that serves as a safety net only in the event Your accumulation value declines significantly due to negative investment performance.  Depending on the performance of Your investment divisions, purchase of the GMIB Plus Rider may not result in You receiving larger annuity payments or having a higher accumulation value than if You had not purchased the GMIB Plus Rider.

This rider may not be elected in combination with the Five for Life Plus Rider.

See “Appendix II” on page 114 for examples of how the GMIB Plus Rider works.

GMDB Plus (Guaranteed Minimum Death Benefit) Rider

If You elect the GMDB Plus Rider on Your application, then We will guarantee that when We receive due proof of death, of the annuitant or an owner, We will pay the appropriate beneficiary a minimum death benefit amount based on the option You select at the time of application. The death benefit will be calculated at the time We receive due proof of death. Only one option can be selected.  This rider can only be elected at the time of issue and, once elected, the death benefit option You select cannot be changed after issue.

The minimum death benefit options available under this rider are:

GMDB Plus 3% Roll-Up Benefit: This option guarantees that the minimum death benefit amount payable will be the greater of:

•        the death benefit available to Your Beneficiary  under the base contract; or

•        the roll-up benefit with a 3% annual interest rate.

There is an additional mortality and expense risk charge for this option, currently 0.20%. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

GMDB Plus 6% Roll-Up Benefit: This option guarantees that the minimum death benefit amount payable will be the greater of:

•        the death benefit available to Your Beneficiary  under the base contract; or

•        the roll-up benefit with a 6% annual interest rate.

There is an additional mortality and expense risk charge for this option, currently 0.45%. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

GMDB Plus Annual Step-Up Benefit: This option guarantees that the minimum death benefit amount payable will be the greater of:

•        the death benefit available to Your Beneficiary  under the base contract; or

•        the GMDB Plus Annual Step-up Benefit.

There is an additional mortality and expense risk charge for this option, currently 0.25%. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

GMDB Plus Annual Step-Up With 3% Roll-Up Benefit: This option guarantees that the minimum death benefit amount payable will be the greater of:

•        the death benefit available to Your Beneficiary  under the base contract; or

•        the GMDB Plus annual step-up benefit; or

•        the roll-up benefit with a 3% annual interest rate.

There is an additional mortality and expense risk charge for this option, currently 0.30%. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

GMDB Plus Annual Step-Up With 6% Roll-Up Benefit: This option guarantees that the minimum death benefit amount payable will be the greater of:

•        the death benefit available to Your Beneficiary  under the base contract; or

•        the GMDB Plus annual step-up benefit; or

•        the roll-up benefit with a 6% annual interest rate.

There is an additional mortality and expense risk charge for this option, currently 0.55%. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

GMDB Plus roll-up benefit means the initial gross premium at the time this rider is elected compounded at the specified roll-up interest rate. The GMDB Plus roll-up benefit is limited to the lesser of an additional 100% of premiums with adjustments for partial surrenders, or until age 85. However, by current Company practice, it is limited to the lesser of 100% of gross premiums or until age 85.  This practice is not guaranteed.  However, if You elect(ed) this rider prior to or while this company practice is in effect, We guarantee that You will receive this company practice for the life of the rider.

The roll-up benefit is increased each time a premium payment is received and is reduced each time a partial surrender is taken.  If this rider was elected after 1/31/07, the roll-up benefit adjustment for partial surrender is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 6% of the greater of initial premium or previous contract anniversary accumulation value.  (If this rider was elected between 5/1/06 and 1/31/07, the roll-up benefit adjustment for partial surrenders is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 6% of accumulation value at the contract’s last anniversary).  If the total partial surrenders in any one contract year exceed the 6% reduction level, the partial surrender amount above the 6% level will reduce the GMDB Plus roll-up benefit by the same proportion that the partial surrender amount above the 6% level reduced the accumulation value at the time of the partial surrender.

The GMDB Plus annual step-up benefit initially equals the initial premium at the time this rider is elected.  For the purposes of this rider, if You elected the Extra Credit Rider at the time the contract was issued, the amount of the bonus You received will not be included as part of Your initial premium amount.  The GMDB Plus annual step-up benefit is recalculated on the first contract anniversary after rider election and every contract anniversary thereafter, until the contract anniversary after the owner’s  or annuitant’s  85th birthday.  The annual step-up benefit on the contract anniversary is the greater of the current annual step-up benefit or the accumulation value on that contract anniversary.  The current annual step-up benefit is the previous contract anniversary step-up benefit adjusted for any premiums and withdrawals that have occurred over the contract year. The annual step-up benefit calculated on the contract anniversary applies until the next contract anniversary, or until You make a subsequent premium payment or partial surrender at which time it will recalculate.  Any subsequent premium payments will immediately increase the annual step-up benefit.  If this rider was elected after 1/31/07, the annual step-up benefit is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 6% of the greater of initial premium or the accumulation value as of the contract’s last anniversary. (If this rider was elected between 5/1/06 and 1/31/07, the annual step-up adjustment for partial surrenders is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 6% of accumulation value at the contract’s last anniversary).    If the total partial surrenders in any one contract year exceed the 6% reduction level, the partial surrender amount above this 6% level will reduce the GMDB Plus step-up benefit by the same proportion that the partial surrender amount above the 6% limit reduced the accumulation value at the time of the partial surrender.

Certain investment divisions within the Separate account will have a 0% rate for determining the GMDB Plus roll-up benefit.  There is no roll-up for money allocated to these divisions. If money is allocated in an investment division with a 0% rate, the GMDB Plus roll-up benefit will be less than it would be the money was allocated to other investment divisions.  The investment divisions with a 0% rate under this rider include:

  Rydex VT U.S. Government Money Market Fund
  ProFund VP Money Market

Once elected, You cannot terminate this rider.  This rider will only terminate:

•        Upon the death of the annuitant  or an owner.  If the owner’s primary beneficiary  continues the contract under spousal continuance, the contract accumulation value if less than the death benefit amount will be increased to the death benefit amount of this rider and this rider will terminate, or

•        if You surrender the contract.

If You surrender Your contract in the middle of a contract year, then the charge will terminate at that time so You will only pay a prorated portion of the rider charge. Once this rider has terminated it cannot be elected again at a later date.

The maximum issue age for this rider is 75.

You should note that the GMDB Plus is designed to provide a type of insurance that serves as a safety net only in the event Your accumulation value declines significantly due to negative investment performance. Depending on the performance of Your investment divisions, the purchase of this rider may not result in Your beneficiary receiving a larger death benefit than if You had not purchased the GMDB Plus Rider.

Shortened CDSC (Contingent Deferred Sales Charge) Rider

If You elect this rider on Your application, You have three choices regarding the duration of the surrender charge period (the number of years the surrender charge remains in effect).  You have the option of shortening the regular surrender charge period of seven years to four years, three years or none (no surrender charge).  There is an extra charge for this rider as noted in the “FEE TABLE” on page 13.  The amount of the charge depends on which shorter period You choose, as indicated below.  The charge is a percentage (specified below) of the average daily accumulation value, and the charge remains in effect until the contract is terminated.

You can elect this rider only when You purchase the contract.

This rider cannot be elected in combination with the Extra Credit Rider.

Four-Year Surrender Charge Period:

The schedule for the four-year surrender charge period is as follows:

Length of Time From Premium Payment Number of Years)	With Rider – Surrender Charge Percentage (as a percentage of premium payment withdrawn)	Without Rider – Surrender Charge Percentage (as a percentage of premium payment withdrawn)
Less than one	7%	7%
1 – 2	7%	7%
2 – 3	6%	6%
3 – 4	5%	5%
4 – 5	0%	4%
5 – 6	0%	3%
6 – 7	0%	2%
More than 7	0%	0%

The above chart demonstrates that, unless You either surrender this contract or take a partial surrender in excess of the penalty free amount in 5, 6 or 7 years after a premium payment is made, You will get no benefit from this rider.

Three-Year Surrender Charge Period:

The schedule for the three-year surrender charge period is as follows:

Length of Time From Premium Payment Number of Years)	With Rider – Surrender Charge Percentage (as a percentage of premium payment withdrawn)	Without Rider – Surrender Charge Percentage (as a percentage of premium payment withdrawn)
Less than one	7%	7%
1 – 2	7%	7%
2 – 3	6%	6%
3 – 4	0%	5%
4 – 5	0%	4%
5 – 6	0%	3%
6 – 7	0%	2%
More than 7	0%	0%

The above chart demonstrates that, unless You either surrender this contract or take a partial surrender in excess of the penalty free amount in 3, 4, 5, 6 or 7 years after a premium payment is made, You will get no benefit from this rider.

Zero Year Surrender Charge Period:

The “zero year” surrender charge period means there is no surrender charge, even in the first contract year.  Unless You either surrender this contract or take a partial surrender in excess of the penalty free amount in the 7 years after a premium payment is made, You will get no benefit from this rider.

Estate Planning Rider

If You elect this rider on Your application, then We will provide an extra death benefit of 40% of the gain (if any) in this contract when We receive due proof of death of the annuitant or an owner prior to the maturity date. Gain is calculated by comparing Your net premiums to Your accumulation value at the time We receive due proof of death.  This rider is only available for non-qualified contracts.  This rider is not available on a qualified contract.

This rider may not be elected in combination with the Five for Life Plus Rider.

The maximum extra death benefit is limited to 50% of the net premiums. However, by current company practice, the maximum extra death benefit is limited to 50% of the gross premiums. However, if You elect(ed) this rider prior to or while this company practice is in effect, We guarantee that You will receive this company practice for the life of the rider. If You have no gain when the death benefit is calculated, then Your beneficiary will receive no benefit.  For either the oldest owner or annuitant the maximum issue age for this rider is age 75.

We will deduct an additional daily charge against Your Separate account accumulation value (until the maturity date) at the annual rate listed in the Fee Table.  We continue to deduct this charge even during periods when there is no gain in the accumulation value and, therefore, no benefits available.

Mutually Exclusive Riders

As indicated above, some of the riders are mutually exclusive and cannot be selected with certain of the other riders.  The following chart sets out which rider(s) You may not select if You select one of the mutually exclusive riders:

Rider:	Incompatible Riders:
Five for Life Plus Rider	GMIB Plus Rider Estate Planning Rider
Extra Credit Rider	Shortened CDSC Rider
GMIB Plus Rider	Five for Life Plus Rider
GMDB Plus Rider	N/A
Shortened CDSC Rider	Extra Credit Rider
Estate Planning Rider	Five for Life Plus Rider

Your Accumulation Value

Your accumulation value is the sum of Your amounts in the various investment divisions of Our Separate Account.  Your accumulation value reflects the investment performance of the portfolios in the investment divisions, any premium payments made, any surrenders, any transfers, withdrawals, and any charges assessed in connection with the contract.  There is no guaranteed minimum accumulation value.  You bear the investment risk.  An investment division’s performance will cause Your accumulation value to go up or down.  Transaction and surrender charges are made on the effective date of the transaction.  Charges against Our separate account are reflected daily.

Transaction Cut-Off Times

We have established specific cut-off times that will allow Us to process Your financial transaction requests as of the end of each valuation period.  The deadline depends on the type of financial transaction and the method used for submitting the transaction requests.

Financial transactions must be in good order to be considered received.  Good order is described under “Administrative Procedures” on page 19.  Financial transactions include premium payments, death benefits, full or partial surrender requests, and transfers.

Financial transactions in good order, other than transfer requests, that are received at Our Principal Office by 3:00 p.m. Central Time on a business day will receive the accumulation unit value calculated at the close of that day’s regular trading on the New York Stock Exchange (generally 3:00 p.m. Central Time).  Premium payments, death benefits and full or partial surrender requests received at Our Principal  Office, after 3:00 p.m. Central time will receive the accumulation unit value calculated at of the close of the regular trading session of the New York Stock Exchange on the next business day. See definition of  “Business Day” on page 6.

Transfer requests submitted in good order by mail, phone or fax that are received at Our Principal Office by 2:00 p.m. Central Time on a business day will receive the accumulation unit value calculated at the close of that day’s regular trading on the New York Stock Exchange (generally 3:00 p.m. Central Time).  Transfer requests submitted by mail, phone or fax that are received at Our Principal Office after 2:00 p.m. Central time will receive the accumulation unit value calculated at of the close of the regular trading session of the New York Stock Exchange on the next business day.  See definition of “Business day” on page 6.  Appropriate written authorization is required for telephone transfers.

Transfer requests submitted in good order by internet received at Our Principal Office by 2:35 p.m. Central Time on a business day will receive the accumulation unit value calculated at the close of that day's regular trading on the New York Stock Exchange (generally 3:00 p.m. Central Time).  Transfer requests submitted by internet that are received at Our Principal Office after 2:35 p.m. Central time will receive the accumulation unit value calculated as of the close of the regular trading session of the New York Stock Exchange on the next business day.  See definition of "Business day" on page 6.  Only authorized registered investment advisors can make internet transfers.

Transfers of Accumulation Value

You generally may transfer amounts among the investment divisions prior to maturity date.

You may make an unlimited number of transfers of accumulation value in each contract year prior to the maturity date (subject to the “Transfer Limitations” on page 51).

The minimum transfer amount is $200 or 100% of an investment division if less than $200.  The minimum amount does not have to come from or be transferred to just one investment division.  The only requirement is that the total amount transferred that day equals the transfer minimum.

See the definition of business day and valuation period in the “DEFINITIONS” section on page 6.  See “Transaction Cut-Off Times” above.

After annuitization (the maturity date), You can make only two transfers per contract year.

We reserve the right to terminate, modify, and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners  if required by Our business judgment or in accordance with applicable law. These marketing timing policies and procedures do not apply to those portfolios that are open for frequent transfers) indicated by an “*” in the lists on page 2 and on pages 21-25). Therefore these portfolios may be negatively impacted by market timing or other trading activity.

Transfer Limitations

Frequent, large, programmed, or short-term transfers among investment divisions, such as those associated with “market timing” transactions, can adversely affect the portfolios and the returns achieved by contract owners.  In particular, such transfers may dilute the value of the portfolios’ shares, interfere with the efficient management of the portfolios’ investments, and increase brokerage and administrative costs of the portfolios.  In order to try to protect Our contract owners and the portfolios from potentially harmful trading activity, We have implemented certain market timing policies and procedures (the “market timing procedures”).  Our market timing procedures are designed to detect and prevent frequent or short-term transfer activity among the investment divisions of the Separate account that may adversely affect other contract owners or portfolio shareholders.

More specifically, currently Our market timing procedures are intended to detect potentially harmful trading or transfer activity by monitoring for any two interfund transfer requests on a contract within a five business day period, in which the requests are moving to and from identical subaccounts (for example, a transfer from American Century VP Income & Growth Fund to UIF Emerging Markets Debt Portfolio, followed by a transfer from UIF Emerging Markets Debt Portfolio back to American Century VP Income & Growth Fund within five business days).

We review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters.  When We identify a second trade within five days of the first, We will review those transfers (and other transfers in the same contract) to determine if, in Our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful.  We will honor and process the second transfer request, but if We believe that the activity is potentially harmful, We will suspend that contract’s transfer privileges and We will not accept another transfer request for 14 business days.  We will attempt to inform the contract owner (or Registered Representative) by telephone that their transfers have been deemed potentially harmful to others and that their transfer privilege is suspended for 14 days.  If We do not succeed in reaching the contract owner or Registered Representative by phone, We will send a letter by first class mail to the contract owner’s address of record.

In addition to Our own market timing procedures, managers of the investment portfolios might contact Us if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, We will take appropriate action to protect others.  In particular, We may, and We reserve the right to, reject or reverse a potentially harmful transfer.   If so, We will inform the contract owner and/or Registered Representative.  The contract owner will bear any investment loss involved in a reversal.

To the extent permitted by applicable law, We reserve the right to delay or reject a transfer request at any time that We are unable to purchase or redeem shares of any of the portfolios available through Separate Account C, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers.  If this occurs, We will attempt to contact You by telephone for further instructions.  If We are unable to contact You within 5 business days after We have been advised that Your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be retained in or returned to the originating investment division.  You should also be aware that We are contractually obligated to prohibit purchases and transfers by contract owners  identified by a portfolio and to provide contract owner transaction data to the portfolios. You should read the prospectuses of the portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In Our sole discretion, We may revise Our market timing procedures at any time without prior notice as We deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other contract owners  or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers).  We may change Our parameters to monitor for a different number of transfers with different time periods, and We may include other factors, such as the size of transfers made by contract owners  within given periods of time, as well as the number of “round trip” transfers into and out of particular investment divisions.  For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, We may aggregate transfers made in two or more contracts that We believe are connected (for example, two contracts with the same owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

We do not include transfers made pursuant to the dollar cost averaging program and portfolio rebalancing program in these limitations.  We may vary Our market timing procedures from investment division to investment division, and may be more restrictive with regard to certain investment divisions than others.  We may not always apply these detections methods or limitations to investment divisions investing in portfolios that, in Our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

We reserve the right to place restrictions on the methods of implementing transfers for all contract owners  that We believe might otherwise engage in trading activity that is harmful to others.  For example, We might only accept transfers by original “wet” contract owner signature conveyed through the U.S. mail (that is, We can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means or overnight courier service).  We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future. Without limiting the generality of the forgoing, We do not intend to apply these frequent trading detection methods or restrictions to those funds indicated by an “*” in the lists on page 2 and pages 21-25 because these investment divisions are open for frequent transfers.  See the prospectuses for these portfolios for more information.

Contract owners  seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection.  Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations.  In addition, the terms of the contract may also limit Our ability to restrict or deter harmful transfers.  Furthermore, the identification of contract owners  determined to be engaged in transfer activity that may adversely affect other contract owners  or portfolios’ shareholders involves judgments that are inherently subjective.  Accordingly, despite Our best efforts, We cannot guarantee that Our market timing procedures will detect every potential market timer.  Some market timers may get through Our controls undetected and may cause dilution in unit values for others.  We apply Our market timing procedures consistently to all contract owners without special arrangement, waiver, or exception.  We may vary Our market timing procedures among Our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions.  In addition, because other insurance companies and/or retirement plans may invest in the portfolios, We cannot guarantee that the portfolios will not suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Surrenders

You may withdraw all or part of Your surrender value by sending Us a written request at Our Principal  Office.  The surrender value is the Separate account accumulation value less non-vested premium bonus (if any), minus any applicable surrender charges and annual maintenance fee.  In some states a premium tax charge may also be deducted.  (Surrenders may be restricted by a retirement plan under which You are covered.)  Partial surrenders from an investment division must be made in amounts of $500 or more (except for systematic withdrawals described below) and cannot reduce Your accumulation value to less than $500.  If a partial surrender results in less than $500 remaining, then the entire accumulation value must be withdrawn.  For a full surrender, You must send in Your contract with Your surrender request.

Any applicable surrender charge, non-vested premium bonus (if any), and any required tax withholding will be deducted from the amount paid.  In addition, upon full surrender an annual maintenance fee (and possibly a premium tax charge) may be subtracted.

Completed surrender requests received in good order at Our Principal Office are priced at the next available accumulation unit value. See “Transaction Cut-Off Times” on page 50

We will generally pay the surrender amount from the Separate account within seven days after We receive a properly completed surrender request in good order.  In some cases, ‘good order’ requires a signature guarantee. We may defer payment for more than seven days when:

•        trading on the New York Stock Exchange is restricted as defined by the SEC;

•        the New York Stock Exchange is closed (other than customary Weekend and holiday closing);

•        an emergency exists as defined by the SEC as a result of which disposal of the Separate Account’s securities or determination of the net asset value of each investment division is not reasonably practicable;

•        for such other periods as the SEC may by order permit for the protection of owners; or

•        Your premium check has not cleared Your bank.

See “When We Pay Proceeds From This Contract” on page 78.

If We defer payment for 30 or more days, then during the period of deferment, We will pay interest at the rate required by the jurisdiction in which this contract is delivered.

Unless You specify otherwise, Your partial surrender will be allocated among all investment divisions in the same proportion as Your accumulation value bears to each investment division.  This allocation is subject to minimum amount requirements.

The surrender charge will be determined without reference to the source (the investment division) of the partial surrender.  The charge will be based on the length of time between premium payments and surrenders.  (See “Surrender Charges on Surrenders” on page 59.)

A surrender will generally have Federal income tax consequences that can include income tax penalties and tax withholding.  Surrenders may be restricted under certain qualified contracts. You should consult Your tax advisor before making a surrender. (See “FEDERAL TAX STATUS” on page 65.)

If Your contract was issued pursuant to a 403(b) plan, We generally are required to confirm, with Your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers You request comply with applicable tax requirements and to decline requests that are not in compliance.  We will defer such payments You request until all information required under the tax law has been received.  By requesting a surrender, loan or transfer, You consent to the sharing of confidential information about You, the contract, and transactions under the contract and any other 403(b) contracts or accounts You have under the 403(b) plan among Us, Your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Surrenders may be restored under certain types of qualified contracts.  If allowed, the restoration will be effective as of the date that surrender proceeds are returned to Midland National.

Under certain types of retirement arrangements, the Retirement Equity Act of 1984 provides that, in the case of a married participant, a surrender request must include the consent of the participant’s spouse.  This consent must contain the participant’s signature and the notarized or properly witnessed signature of the participant’s spouse.  These spousal consent requirements generally apply to married participants in most qualified pension plans, including plans for self-employed individuals that are considered employee pension benefit plans under the Employee Retirement Income Security Act of 1974 (ERISA).  You should check the terms of Your retirement plan and consult with a tax advisor before making a surrender.  (See “FEDERAL TAX STATUS” on page 65.)

Participants in the Texas Optional Retirement Program may not make a withdrawal from a contract (including withdrawals to establish an annuity) prior to age 70 ½ except in the case of termination of employment in the Texas public institutions of higher education, death, or total disability.  Such proceeds may, however, be used to fund another eligible vehicle.

Dollar Cost Averaging

Generally, the Dollar Cost Averaging (DCA) program enables You to make monthly or quarterly transfers of a predetermined dollar amount from the DCA source account (any investment division) into one or more of the investment divisions.

The DCA program may reduce the impact of market fluctuations by allocating monthly or quarterly, as opposed to allocating the total amount at one time.  Since We transfer the same dollar amount to Investment divisions each month or quarter, more units of an Investment division are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high.   Therefore, a lower than average value per unit may be achieved over the long term.  However, We cannot guarantee this.   This plan of investing does not insure a profit or protect against a loss in declining markets, and You should consider Your tolerance for investing through periods of fluctuating price levels.  The minimum monthly or quarterly amount to be transferred using DCA is $200.

You can elect the DCA program at any time.  You must complete the proper request forms and send them to Our Principal  Office, and there must be a sufficient amount in the DCA source account.  You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account.  Copies of the DCA request form can be obtained by contacting Us at Our Principal  Office.  The DCA election will specify:

•        the DCA source account from which transfers will be made,

•        that any money received with the form is to be placed into the DCA source account,

•        the total monthly or quarterly amount to be transferred to the other investment divisions, and

•        how that monthly or quarterly amount is to be allocated among the investment divisions.

The DCA request form must be received with any premium payment You intend to apply to DCA.  Once You elect DCA, additional net premiums can be allocated into the DCA source account by sending them in with a DCA request form.  All amounts in the DCA source account will be available for transfer under the DCA program.

Any net premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise.  You may change the DCA allocation percentages or DCA transfer amounts twice during a contract year.

If it is requested when the contract is issued, then DCA will start at the beginning of the second contract month.  If it is requested after issue, then DCA will start at the beginning of the next contract month after the request is received.  DCA will not begin until the end of the free look period.

DCA automatically terminates on the maturity date.

You may stop the DCA program at any time by sending Us written notice.  We reserve the right to modify, suspend, or end the DCA program by sending You one month’s written notice.  We may in the future offer additional investment divisions or withdraw any investment division from the Dollar Cost Averaging program.

We do not charge any specific fees for You to participate in a DCA program.

Portfolio Rebalancing

The Portfolio Rebalancing option allows contract owners, who are not Dollar Cost Averaging, to have Us automatically reset the percentage of accumulation value allocated to each investment division to a pre-set percentage level on a monthly, quarterly, semi-annual, or annual basis.    The Portfolio Rebalancing option is subject to the transfer limitations.  Portfolio Rebalancing will not occur during the Free Look period.  If You elect this option, then on the date of each month or quarter that is the same as Your contract anniversary date, We will transfer the amounts needed to “rebalance” the accumulation value to Your specified percentages.  Rebalancing may result in transferring amounts from an investment division earning a relatively high return to one earning a relatively low return.

Portfolio Rebalancing will remain in effect until We receive Your written termination request.  We reserve the right to end the Portfolio Rebalancing option by sending You one month’s notice.  Contact Us at Our Principal Office to elect the Portfolio Rebalancing option.

There is no charge for Portfolio Rebalancing.

Systematic Withdrawals

The Systematic Withdrawal feature allows You to have a portion of the accumulation value withdrawn automatically.  These payments can be made only: (1) while the annuitant or owner is living, (2) before the maturity date, and (3) after the Free Look period.  You may elect this option by sending a properly completed Preauthorized Systematic Withdrawal Request Form to Our Principal  Office.  You may designate the systematic withdrawal amount or the period for systematic withdrawal payments.  You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually.  See Your contract for details on systematic withdrawal options and when each begins.

If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then We will process Your withdrawal at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.  The deduction caused by the systematic withdrawal will be allocated proportionately to Your accumulation value in the investment divisions.

You can stop or modify the systematic withdrawals by sending Us a written notice.  A proper written notice must include the consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $200.  Each request for withdrawal of amounts less than $200 will be reviewed on a case-by-case basis.  We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $200.  Upon payment, We reduce Your accumulation value by an amount equal to the payment proceeds plus any applicable surrender charge.  (See “Surrender Charges on Surrenders” on page 59).  The surrender charge applies to systematic withdrawals in excess of the free surrender amount in the same manner as it applies to other partial surrenders.  The Extra Credit Rider vesting schedule also applies.

By current Company practice, systematic withdrawals taken to satisfy IRS required minimum distributions and paid under a life expectancy option will not be subject to a surrender charge.  We reserve the right to change this practice in the future.  However, if Your contract is issued while this company practice is in effect, We guarantee that You will receive this company practice for the life of Your contract. Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free surrender amount.  Any systematic withdrawal that would equal or exceed the surrender value will be treated as a complete surrender.  In no event will the payment of a systematic withdrawal exceed the surrender value.  The contract will automatically terminate if a systematic withdrawal causes the contract’s surrender value to equal zero.  (See the “Five for Life Plus Rider” on page 33 and “GMIB Plus (Guaranteed Minimum Income and Accumulation Benefit) Rider”) on page 41 for additional information on withdrawals in excess of any guaranteed amounts.)

To the extent, if any, that there is gain in the contract, systematic withdrawals generally are included in the contract owner’s gross income for tax purposes (as ordinary income) in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 ½.  Additional terms and conditions for the systematic withdrawal program are set forth in Your contract and in the application for the program.

Free Surrender Amount

You may withdraw up to 10% of Your accumulation value as of the most recent contract anniversary each contract year without incurring a surrender charge.  In the first year, the free surrender amount will be 10% of Your initial premium plus any premium bonus. Generally, if this option is not exercised or if less than 10% is withdrawn, any unused amount will not be carried over to a subsequent contract year. A withdrawal may have Federal income tax consequences that can include income tax penalties and tax withholding.  (See “FEDERAL TAX STATUS” on page 65.) If You have elected the optional Five for Life Plus Rider and the GPA  or LPA  exceeds the 10% free surrender amount, the entire GPA  or LPA  will be penalty free.

Increased Free Surrender Amount for Nursing Home Confinement Rider

This rider, also known as waiver of surrender charges for nursing home confinement rider, will be attached to all contracts issued to annuitants aged 75 or less at no additional charge.  After the first contract year, We guarantee that this rider will increase the annual free surrender amount available under this contract from 10% of Your accumulation value to 20%, each consecutive contract  year  the annuitant  qualifies for this rider,  if the annuitant is confined to a qualified nursing care center for a period of at least 90 days providing that the confinement is medically necessary.  If there are joint annuitants, this Rider may be exercised once for either the first or second annuitant to become confined to a qualified nursing care center, but not for both.

Qualified nursing care centers are defined in the rider attached to Your contract.  We will require proof of confinement prior to authorizing this benefit.

This rider will terminate immediately upon the earliest of:

•        Exercising the benefit for a covered annuitant;

•        Termination of the base annuity;

•        Maturity of the base annuity;

•        The date We receive Your written notice requesting termination of the rider; or

•        Death of the annuitant or an owner unless the contract is continued under a spousal continuance option and this rider has not been previously exercised. Spousal continuance allows a surviving owner’s  spouse, if named the owner’s beneficiary of the base annuity contract, to continue the contract as the new owner.

Death benefit

If the annuitant or an owner dies before the maturity date and while the contract is still inforce, We will pay the death benefit to the beneficiary once We receive (at Our Principal  Office) satisfactory proof of the annuitant’s  or owner’s  death, an election of how the death benefit is to be paid, and any other documents or forms required all in good order. Once You choose a death benefit, You cannot change it.

If the annuitant, who is not an owner, dies prior to the maturity date, the death benefit must be paid within one year of the annuitant’s  death. For joint annuitants the death benefit is paid upon the second death.

When a death benefit is paid on the death of the annuitant and a payment option is selected within 60 days after the annuitant’s  death, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee’s life expectancy, and payments must begin within one year of the date of death.

If an owner dies prior to the maturity date, then the death benefit must be paid within 5 years of the owner’s death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner).  For joint owners the death benefit is paid upon the first death.

When a death benefit is paid on the death of an owner or a joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee’s life expectancy, and payments must begin within one year of the date of death

The value of the death benefit, as described below, will be determined based on the accumulation value on the business day that Our Principal Office receives proof of death, an election of how the death benefit is to be paid and any other documents or forms required all in good order. The death benefit will be paid once We receive the required information, in good order, from all  beneficiaries.

Unless a payment option is selected and all other required forms and documentation are received within 90 days after We receive proof of death, the death benefit will be paid as a lump sum calculated as of that date.

If the annuitant or an owner dies on or after the maturity date, then any remaining amounts, must be paid at least as rapidly as the benefits were being paid at the time of the annuitant’s  or owner’s death.  Other rules relating to distributions at death apply to qualified contracts.

If joint owners or joint annuitants  die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first.  In the event of simultaneous death of the owner and an annuitant, the owner is presumed to have died first, and the owner’s beneficiary would be paid the death benefit.

If the oldest annuitant or an owner is less than age 81 at the time of issue, the death benefit paid to the beneficiary will be the greatest of:

1.      the accumulation value when We receive due proof of death, an election of how the death benefit is to be paid and any other documentation or forms required; or

2.      100% of the total premium payments made to Your contract minus adjustments for partial surrenders.   Adjustments for partial surrenders will reduce the death benefit in the same proportion that the partial surrender reduced the accumulation value at the time of the partial surrender.

If the oldest annuitant or owner is age 81 or older at the time of issue, the death benefit paid to the beneficiary will be the accumulation value when We receive due proof of death, an election of how the death benefit is to be paid and any other required documentation or forms.

Naming different persons as owner and annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it.  Use care when naming owners, annuitants, and beneficiaries, and consult Your registered representative if You have questions.

Premium taxes may be deducted from the death benefit proceeds and We may retain any non-vested portion of the premium bonus if the death benefit is paid within the first seven contract years.  See “Extra Credit Rider”. Any death benefit proceeds paid that are in excess of Your accumulation value are subject to Our financial strength and claims-paying ability.

Payment of Death benefits and Lump Sum Payments

When a death  benefit  is paid in a lump sum the beneficiary  has two options available to them.  The first option is payment in a lump sum check in the amount of the death  benefit proceeds.  The other option is payment of the death benefit by establishing an interest bearing draft account, called the "Midland National Access Account," for the beneficiary, in the amount of the death benefit proceeds.  We will send the beneficiary a draft account book and the beneficiary will have access to the account simply by writing a draft for all or any part of the amount of the death benefit.  We do not guarantee to credit a minimum interest rate on amounts left in the Midland National Access Account. Any interest paid on amounts in the Midland National Access Account are currently taxable to the beneficiary. The Midland National Access Account is not available in all jurisdictions.

The Midland National Access Account is a draft account and is part of Our General Account.  It is not a bank account or a checking account and it is not insured by the FDIC or any government agency.  As part of Our General Account, it is subject to the claims of Our creditors.  We receive a benefit from all amounts left in the Midland National Access Account.

CHARGES, FEES AND DEDUCTIONS

Surrender Charges on Surrenders

We may deduct a surrender charge from any full or partial surrender (including a surrender to effect an annuity and on systematic withdrawals) that exceeds the free surrender amount.  This charge partially reimburses Us for the selling and distributing costs of this contract.  These include commissions and the costs of preparing sales literature and printing prospectuses.  If the surrender charge is insufficient to cover all distribution expenses, then the deficiency will be met from Our surplus that may be, in part, derived from mortality and expense risks charges (described below).  For the purpose of determining the surrender charge, any amount that You withdraw will be treated as being from premiums first, and then from investment earnings, if any (and without regard to allocations of premiums or surrenders among investment divisions).  Premium payments are considered withdrawn in the order that they Were received.  There is no surrender charge on the investment earnings (if any) withdrawn. If You have elected the optional Five for Life Plus Rider and the GPA  or LPA  exceeds the 10% free surrender amount, the entire GPA  or LPA  will be penalty free.

The length of time between each premium payment and surrender determines the amount of the surrender charge.

The charge is a percentage of the premiums withdrawn and equals:

Length of Time from Premium Payment (number of years)	Surrender Charge
1	7%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8+	0%

No surrender charge will be assessed upon:

            (a)        payment of death benefits;

            (b)        exercise of the free look right;

            (c)        surrender of the free surrender amount.

At the time of withdrawal, if Your accumulation value is less than Your net premium, the surrender charge will still be assessed against the full remaining net premium amount.  See “Surrender Charge” on page 16.

Under Midland National’s current Company practice, amounts withdrawn under the contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge.  We reserve the right to change this practice in the future.  However, if Your contract is issued while this Company practice is in effect, We guarantee that You will receive this company practice for the life of Your contract. Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free surrender amount.

Mortality and Expense Risk Charge

We deduct a daily charge for mortality and expense risks at an effective annual rate that ranges from 1.20% up to 1.45% of the accumulation values in the Separate Account.  The amount of this charge is based on the accumulation value.  If Your accumulation value is less than $25,000, the mortality and expense risk charge is 1.45% of the accumulation value.  If Your accumulation value is equal to or greater than $25,000 but less than $100,000, the mortality and expense risk charge is 1.30% of the accumulation value.  If Your accumulation value is $100,000 or more, the mortality and expense risk charge is 1.20% of the accumulation value. There are economies of scale with higher accumulation values (expenses per policy dampen as a percentage of accumulation value).  This economy of scale is passed onto You by having a different charge based on the level of accumulation value.

At the beginning of each contract month, the mortality and expense risk charge will be determined.  Therefore, the mortality and expense risk charge may vary from month to month depending on the accumulation value determined at the beginning of each contract month but is guaranteed never to be more than 1.45% on the base contract.

This charge compensates Us for assuming certain mortality and expense risks and for certain expenses.  The investment division’s accumulation unit values and annuity unit values reflect this charge.  We expect to profit from this charge.  We may use the profit for any purpose, including paying distribution expenses.  However, the maximum range of this charge (1.20% to 1.45%) is guaranteed for the life of the contract and may not be increased.  We will continue to deduct this charge after the maturity date if You select a variable annuity option.

The mortality risk We bear arises, in part, from Our obligation to make monthly annuity payments regardless of how long all annuitants  or any individual may live.  These payments are guaranteed in accordance with the annuity tables and other provisions contained in Your contract.  This assures You that neither the longevity of the annuitant, nor an unanticipated improvement in general life expectancy, will have any adverse effect on the monthly annuity payments the annuitant will receive under the contract.  Our obligation, therefore, relieves the annuitant from the risk that he or she will outlive the funds accumulated for retirement.  The mortality risk also arises, in part, because of the risk that the death benefit may be greater than the accumulation value.  We also assume the risk that other expense charges may be insufficient to cover the actual expenses We incur.  We may also use proceeds from this charge to cover distribution expenses and payments to third parties who provide advisory or other services to contract owners.

Administration Fee

We deduct a daily administration fee equal to an annual percentage rate of each investment division’s average daily net assets.  The purpose of this charge is to compensate Us for the expenses associated with administration of the contract and operation of the investment divisions and other expenses.  The administration fee can vary by investment division.  The current administration fee for all investment divisions is 0.45%. If Your contract is issued with the 0.45% administration fee, We guarantee that this fee will not change for the life of Your contract.

Annual Maintenance Fee

We deduct an annual maintenance fee of $30 on each contract anniversary on or before the maturity date.  We reserve the right to increase this charge, however, it will not exceed $60 per contract year. However, if Your contract is issued while the $30 fee is in effect, We guarantee that the annual maintenance fee each contract year will not be more than $30 for the life of Your contract. We waive the annual maintenance fee if Your accumulation value is $50,000 or more on the contract anniversary.  This charge is for Our record keeping and other expenses incurred in maintaining the contracts.  At the end of each contract year We deduct this charge proportionally from each investment division.  If the contract is surrendered during a contract year and the accumulation value is less than $50,000, then We will deduct the full annual maintenance fee for the current contract year at that time.  We will not deduct the annual maintenance fee in the event of annuitization or death.

We may reduce the annual maintenance fee for contracts issued in a manner that results in a savings of administrative expenses.  The amount of reductions will be considered on a case-by-case basis and reflect Our expected reductions in administrative expenses.

optional Rider Charges

Five for Life Plus Rider

We deduct an extra charge on a daily basis if You select the optional Five for Life Plus Rider, as a percentage, at a current annual rate of 0.75% (for riders elected after 1/31/07) of the value in the Separate Account.  The charge shown on Your contract when this rider is elected is guaranteed for the life of Your contract, unless You elect to “step-up” Your GPB.

Extra Credit Rider

We deduct an extra charge on a daily or other periodic basis if You select the optional Extra Credit Rider, as a percentage of the accumulation value in the Separate Account. Currently these rates are at annual rates of 0.50% for the 3% option, 0.65% for the 4% option and 0.80% for the 5% option.  The charge shown on Your contract when this rider is elected is guaranteed for the life of Your contract.

GMIB Plus (Guaranteed Minimum Income and Accumulation Benefit) Rider

We deduct an extra charge on a daily or other periodic basis if You select the optional GMIB Plus Rider, as a percentage, currently at an annual rate of 0.55% of the accumulation value in the Separate Account.  The charge shown on Your contract when this rider is elected is guaranteed for the life of Your contract.

GMDB Plus (Guaranteed Minimum Death Benefit) Rider

We deduct an extra charge on a daily or other periodic basis if You select the optional GMDB Plus Rider, as a percentage of the accumulation value of the Separate Account.  Currently these are at annual rates of 0.20% for the 3% Roll-Up Option, 0.45% of the 6% Roll-Up Option, 0.25% for the Annual Step-Up Option, 0.30% for the Annual Step-Up with 3% Roll-Up option, 0.55% for the Annual Step-Up with 6% Roll-Up Option.  The charge shown on Your contract when this rider is elected is guaranteed for the life of Your contract.

Shortened CDSC (Contingent Deferred Sales Charge) Rider

We deduct an extra charge on a daily or other periodic basis if You select the optional Shortened CDSC Rider, as a percentage of the accumulation value in the Separate Account.  Currently these rates are at annual rates of 0.60% for the 4-year option, 0.65% for the 3-year option, and 0.70% for the 0-year option.  The charge shown on Your contract when this rider is elected is guaranteed for the life of Your contract.

Estate Planning Rider

We deduct an extra charge on a daily or other periodic basis if You select the optional Estate Planning Rider, as a percentage, currently at an annual rate of 0.30% of the accumulation value in the Separate Account.  The charge shown on Your contract when this rider is elected is guaranteed for the life of Your contract.

Transfer Charge

We do not charge You for making transfers of accumulation value among investment divisions.

Charges In The Funds

The funds charge their portfolios for managing investments and providing services.  The portfolios may also pay operating expenses.  Each portfolio’s charges and expenses vary.

Some portfolios may also impose redemption fees, which We would deduct directly from Your accumulation value.  See the funds’ prospectuses for more information.

INVESTMENT ADVISORY FEES

If You authorize Us to do so, We may also take partial surrenders out of Your accumulation value to pay investment advisory fees that You owe to Your investment advisor for advisory services in connection with the allocation of Your accumulation value among the Funds.  The amount of any such fee depends on Your agreement with Your investment advisor.  See Your investment advisor's Form ADV Part II, and Your agreement with Your advisor, for more information.

If We do take deductions out of Your accumulation value in the contract to pay Your investment advisory fees, We would be doing so solely as an accommodation for You and Your investment advisor.  Even if We provide that service, We are not and would not be responsible in any way for Your investment advisor.  Midland National Life does not provide investment advice, and We are not affiliated with, and We do not recommend or endorse, any such investment advisors.

A deduction for payment of investment advisory fees may be considered a taxable distribution.  You should consult with and rely upon Your tax advisor.

Premium Taxes

Midland National will deduct from Your accumulation value at surrender, death or annuitization a charge for any premium taxes levied by a state or any other government entity.  Premium taxes currently levied by certain jurisdictions vary from 0% to 3.5%.  This range is subject to change.  Midland National currently deducts such charges from contracts issued in the states of California, Maine, Nevada, South Dakota, West Virginia, Wyoming and the territory of Puerto Rico.  These states and jurisdictions are subject to change.

Other Taxes

At the present time, We do not make any charges to the Separate account for any federal, state, or local taxes (other than premium taxes) that We incur which may be attributable to such account or to the contracts.  We reserve the right to make a charge for any such tax or economic burden resulting from the application of the tax laws.

FEDERAL TAX STATUS

Introduction

NOTE:  We have prepared the following information on federal income taxes as a general discussion of the subject.  It is not intended as tax advice to any individual.  No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under a contract.  You should consult with and rely on Your own tax advisor about Your own circumstances.  We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuities are a way of setting aside money for future needs like retirement.  Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally You will not be taxed on the gain, if any, on the money held in Your annuity contract until You take the money out.  This is referred to as tax deferral.  There are different rules as to how You will be taxed depending on how You take the money out and the type of contract – qualified or non-qualified (discussed below).

You will generally not be taxed on increases in the value of Your contract until a distribution occurs – either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a non-qualified contract, the contract will generally not be treated as an annuity for tax purposes and any increase in the excess of the amount value over the investment in the contract during the taxable year must generally be included in income. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax advisor.

If Your contract contains a guaranteed withdrawal rider, such as the Five for Life Plus Rider or the GMIB Plus Rider, the application of certain tax rules, particularly those rules relating to distributions from Your contract, are not entirely clear.  In view of this uncertainty, You should consult with and rely upon a tax advisor before purchasing one of these riders.

Qualified and Non-Qualified Contracts

If You invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, Your contract is called a Qualified Contract.  If Your annuity is independent of any formal retirement or pension plan, it is termed a Non-qualified Contract.  The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Qualified contracts are issued in connection with the plans listed below.  There is additional information about qualified contracts in the SAI.

•        Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract.

•        Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax.  A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012.  The owner  may wish to consult with and rely upon a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

•        Corporate Pension and Profit-Sharing and H.R. 10 Plan:  Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis.

•        Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

•        Under Code section 403(b), payments made by public school systems and certain tax-exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations.  However, these payments may be subject to FICA (Social Security) taxes.  A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code.  Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

1.      elective contributions made in years beginning after December 31, 1988;

2.      earnings on those contributions; and

3.      earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distribution of those amounts may only occur upon death of the employee, attainment of age 59 ½, disability, severance from employment, or hardship.  In addition, income attributable to elective contributions may not be distributed in the case of hardship.  Other restrictions may apply.  For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan.

If Your contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with Your 403(b) plan sponsor or otherwise, that surrenders or transfers You request comply with applicable tax requirements and to decline requests that are not in compliance.  We will defer such payments You request until all information required under the tax law has been received.  By requesting a surrender or transfer, You consent to the sharing of confidential information about You, the contract, and transactions under the contract and any other 403(b) contracts or accounts You have under the 403(b) plan among Us, Your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Optional riders available under the contract contain death benefit features that in some cases may exceed the greater of the net premium payments or the accumulation value.  These death benefit features could be characterized as an incidental benefit, the amount of which is limited in any pension, profit-sharing plan, or 403(b) plan.  Because the death benefit may exceed this limitation and its value may need to be considered in calculating minimum required distributions under all qualified contracts, employers using the contract in connection with such plans should consult their tax advisor.  The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provisions in the contract comports with IRA qualification requirements.

Minimum Distribution Rules and Eligible Rollover Distributions

Qualified contracts have minimum distribution rules that govern the timing and amount of distributions.  If You are attempting to satisfy these rules before the maturity date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult with and rely upon Your tax advisor. In addition, the income for a specified period option may not always satisfy minimum required distribution rules. Consult with and rely upon Your tax advisor before electing this option.

If Your minimum required distribution amount exceeds Your payment amount under the Five for Life Plus Rider or the GMIB Plus Rider, You will have to withdraw more than the payment amount to avoid the imposition of a 50% excise tax, causing a decrease in Your guaranteed amount. You should consult with and rely upon Your tax advisor before purchasing the Five for Life Plus Rider or GMIB Plus Rider with a qualified contract.

Distributions before age 59 ½ may be subject to a 10% penalty tax. Also, distributions from qualified contracts are generally subject to withholding. “Eligible rollover distributions” from corporate pension, profit-sharing and H.R. 10 plans, 403(b) plans, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%.  An eligible rollover distribution is any distribution to an employee (or employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions.

The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary  or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary  chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity.  The annuity must also meet certain distribution requirements at the death of the annuitant or an owner in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI.  Midland may modify the contract to attempt to maintain favorable tax treatment.

Owner Control

In certain circumstances, owners  of variable annuity contracts have been considered for Federal income tax purposes to be the owners  of the assets of the Separate account supporting their contracts due to their ability to exercise investment control over those assets.  When this is the case, the contract owners  have been currently taxed on income and gains attributable to the variable account assets.  There is limited guidance in this area, and some features of Our contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings.  While We believe that the contracts do not give owners  investment control over Separate account assets, We reserve the right to modify the contracts as necessary to prevent an owner from being treated as the owner of the Separate account assets supporting the contract.

Required Distributions at Death (Non-Qualified Contracts)

In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how Your interest in the contract will be distributed in the event of the death of an owner of the contract, or the annuitant if the contract has a non-natural owner.  Section 72(s) generally requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest has distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s  death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s  death.  These requirements will be considered satisfied if amounts are payable to or for the benefit of a designated beneficiary and are paid over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s  death.  If the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

Surrenders

If You make a partial surrender from a non-qualified contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from Your premium payments.  When You make a partial surrender You are taxed on the amount of the surrender that is gain.  If You make a full surrender, You are generally taxed on the amount that Your surrender proceeds exceed the “investment in the contract,” which is generally Your premiums paid (adjusted for any prior partial surrenders that came out of the premiums).  The premium bonus will generally be considered gain.  The method for computing gain where a Five for Life Plus Rider or a GMIB Plus Rider is added to Your contract is unclear.  Accordingly, You should consult a tax adviser before adding either of these riders. Different rules apply for annuity payments.  See “Annuity Payments” below.

In the case of a withdrawal under a qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan.  The “investment in the contract” generally equals the amount of Your non-deductible premium payments.  In many cases, the “investment in the contract” under a qualified contract can be zero.

The Internal Revenue Code also provides that surrendered gain may be subject to a penalty.  The amount of the penalty is equal to 10% of the amount that is includable in income.  Some surrenders will be exempt from the penalty.  In general, in the case of a distribution from a non-qualified contract, this includes any amount:

•        paid on or after the taxpayer reaches age 59½;

•        paid after an owner dies;

•        paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

•        paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•        paid under an immediate annuity; or

•        which come from premium payments made prior to August 14, 1982 (Pre-TEFRA).

Special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a qualified contract. You should consult with and rely on Your tax advisor with regard to exceptions from the penalty tax.

Multiple Contracts

All non-qualified deferred contracts that are issued by Midland National (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s  income when a taxable distribution occurs.

Withholding

Distributions, from qualified and non-qualified contracts, are generally subject to withholding for Your federal income tax liability.  The withholding rate varies according to the type of distribution and Your tax status.  Except with respect to eligible rollover distributions, as described above, You will be provided the opportunity to elect not to have tax withheld from distributions when allowed by law.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option You select, in general, for non-qualified and certain qualified contracts, only a portion of the annuity payments You receive will be includable in Your gross income.

In general, the excludable portion of each annuity payment You receive will be determined as follows:

•        Fixed payments – by dividing the “investment in the contract” on the maturity date by the total expected value of the annuity payments for the term of the payments.  This is the percentage of each annuity payment that is excludable.

•        Variable payments – by dividing the “investment in the contract” on the maturity date by the total number of expected periodic payments.  This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income.  Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If You select more than one annuity payment option, special rules govern the allocation of the contract’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option.  We advise You to consult a competent tax advisor as to the potential tax effects of allocation amounts to any particular annuity payment option.

If, after annuitization, annuity payments stop because the annuitant or an owner has died, the excess (if any) of the “investment in the contract” as of the annuitization date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for Your last taxable year.

Medicare Tax

Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income.   Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts.   Please consult a tax advisor for more information.

Federal Defense of Marriage Act

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract’s death benefit and any joint-life coverage under an optional living benefit.  All contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law.  The federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws.  Therefore, spousal continuation provisions in this contract will not be available to such partners or same-sex marriage spouses.  Consult a tax adviser for more information on this subject.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners  that are U.S. persons.  Taxable distributions made to owners  who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies.  In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s  country of citizenship or residence.  Prospective foreign owners  are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation for any annuity contract purchase.

Taxation of Death benefit Proceeds

Amounts may be distributed from the contract because of the death of the annuitant or an owner.  Generally, such amounts should be includable in the income of the recipient:

•        if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

•        if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchange of Contracts

A transfer of ownership or absolute assignment of a contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain maturity dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion.  An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise.  You should consult a tax advisor with respect to legal developments and their effect on the contract.

Federal Estate Tax

While no attempt is being made to discuss the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate.  Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary.  Consult with and rely on an estate planning advisor for more information.

Generation- Skipping Transfer Tax

Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner.  Regulations issued under the Code may require Us to deduct the tax from Your contract, or from any applicable payment, and pay it directly to the IRS.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

For 2012, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rates are $5,120,000 and 35%, respectively.  After 2012, in the absence of legislative action, the federal estate tax, gift tax and GST tax exemptions and rates will return to their 2001 levels (with inflation adjustments for the GST tax exemption but not for the estate or gift tax exemptions).  This would result in significantly lower exemptions and significantly higher tax rates.  Between now and the end of 2012, Congress may make the current exemptions and rates permanent, it may do nothing and allow the 2001 levels to go into effect, or it may change the applicable exemptions and/or tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain portfolios to foreign jurisdictions to the extent permitted under Federal tax law.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits are deemed to be taxable distributions to You.  Although We do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable surrenders, You should consult Your tax advisor prior to selecting any optional benefit under the contract.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

MATURITY DATE

The maturity date is the last possible date on which income payments will begin under the annuity option You have selected.  The earliest possible maturity date under the contract is the 7th contract anniversary at which time You may annuitize Your full accumulation value (less any premium taxes and surrender charges).  However, by current company practice, We will allow You to annuitize the accumulation value (less any non-vested extra credit and less any premium taxes and surrender charges), after the 3rd contract year, if You choose a life annuity or joint and survivor income annuity payment options, and after the 5th contract year if at least a five-year certain period annuity option is elected.  Benefits are not guaranteed and are subject to change.  However, if Your contract is issued while this company practice is in effect, We guarantee that You will receive this company practice for the life of Your contract. The maximum maturity date is the contract anniversary immediately following the annuitant’s   100th birthday.  You may change the maturity date by sending written notice to Our Principal  Office.  We must receive Your written notice at least 30 days prior to the original maturity date.

If You have not previously specified otherwise and have not elected certain systematic withdrawal options, then on the maturity date You may:

1.      take the accumulation value in one lump sum, or

2.      convert the accumulation value into an annuity payable to the annuitant (payee) as described below.

Electing an Annuity Option

You may apply the proceeds of a surrender to effect an annuity payment option.  Unless You choose otherwise, on the maturity date, Your surrender value from the Separate account will be applied to a 10 year certain and life variable payout.  The first monthly annuity payment will be made within one month after the maturity date.  Variable payment options are not available in certain states.

Currently, the payment options are only available if the proceeds applied are $2,500 or more and the first periodic payment will be at least $50.  We reserve the right to change the payment frequency so that payments are at least $50.

The annuitant/payee’s actual age will affect each payment amount for annuity payment options involving life income.  The amount of each annuity payment to older payees will be greater than for younger payees because payments to older payees are expected to be fewer in number.  For annuity payment options that do not involve life annuity, the length of the payment period will affect the amount of each payment.  With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.

The payee or any other person who is entitled to receive payments may name a beneficiary to receive any amount that We would otherwise pay to that person’s estate if that person died.   The person who is entitled to receive payment may change the beneficiary at any time.

Annuity payment options will be subject to Our rules at the time of selection.  We must approve any arrangements that involve more than one of the payment options, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary or an assignee.  Also, the details of all arrangements will be subject to Our rules at the time the arrangements takes effect.  This includes:

•        rules on the minimum amount We will pay under an option;

•        minimum amounts for installment payments, surrender or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment);

•        the naming of people who are entitled to receive payment and their beneficiaries; and

•        the ways of proving age, gender, and survival.

You choose an annuity payment option when You apply for a contract and may change it by writing to Our Principal  Office.  You must elect the payment option at least 30 days before the maturity date.

Fixed Payment Options

Payments under the fixed options are not affected by the investment experience of any investment division.  If You elect a fixed payment option, then the surrender value as of the maturity date will be applied to the fixed option selected.  We guarantee interest under the fixed options at a rate of 1.50% a year.  We may also credit interest under the fixed payment options at a rate that is above the 1.50% guaranteed rate (this is at Our complete discretion).  Thereafter, interest or payments are fixed according to the annuity option chosen.

Variable Payment Options

Payments under the variable options will vary in amount depending on the investment experience of the investment divisions after the maturity date.  Variable payment options are not available in certain states.

The annuity tables contained in the contract are based on a 5% (five percent) assumed investment rate.  This is a base rate around which variable annuity payments will fluctuate to reflect whether the investment experience of the investment divisions is better or worse than the assumed investment rate.  If the actual investment experience exceeds the assumed investment rate, then the payment will increase.  Conversely, if the actual investment experience is less than the assumed rate, then payments will decrease.

We determine the amount of the first monthly variable payment by applying the value in each investment division (as of a date not more than 10 business days prior to the maturity date) to the appropriate rate (from the annuity tables in the contract) for the annuity payment options selected using the payee’s age and sex (where permissible).  The amount of the first payment will then be used to determine the number of annuity units for each investment division.  The number of annuity  units  is used to determine the amount of subsequent variable payments.

The annuity unit value for each investment division will be initially set at $10.  Thereafter the annuity unit value will vary with the investment experience of the investment division and will reflect the mortality and expense risk charge We deduct at an effective annual rate based on Your accumulation value at the time of annuitization (charges for optional riders discontinue after the maturity date). If Your accumulation value is less than $25,000, the effective annual rate is 1.45%.  If Your accumulation value is equal to or greater than $25,000 but less than $100,000, the effective annual rate is 1.30%.  If Your accumulation value is $100,000 or more, the effective annual rate is 1.20%.   We also deduct the administration fee at an effective annual rate of 0.45%.  The annuity unit value will increase if the net investment experience (investment experience minus the asset charges) is greater than the 5% assumed investment rate.  The annuity unit value will decrease if the net investment experience is less than the 5% assumed investment rate.

The amount of each subsequent variable payment will be determined for each investment division by multiplying the number of annuity  units  by the annuity unit value.

Additional information on the variable annuity payments is contained in the SAI that can be obtained for free by contacting Us at Our Principal Office.

Payment Options

The following three payment options are available:

1.      Income for Specified Period: We pay installments for a specified period.  We will pay the amount applied in equal installments plus applicable interest (excess interest may be paid at Our discretion), for a specified time, from 5 up to 20 years. (Fixed payment option only). This option may not satisfy required minimum distribution rules for qualified contracts.  Consult a tax advisor before electing this option under a qualified contract.

2.      Payment of Life Income: We will pay monthly income for life.  You may choose from 1 of 2 ways to receive the income:

a)      Life Annuity: We will pay equal monthly payments during the lifetime of the annuitant/payee.  With a life annuity payment option, payments will only be made as long as the payee is alive.  Therefore, if the payee dies after the first payment, then only one payment will be made.

b)      Life Annuity With Certain Period: We will pay equal monthly payments for a selected number of guaranteed payments, and then for as long as the payee is living thereafter.

3.      Joint and Survivor Income: We will make monthly payments until the last surviving payee’s  death.  Therefore, if both payees die after the first payment, then only one payment will be made.  The annuitant  must be at least 50 years old and the beneficiary/payee  must be at least 45 years old, at the time of the first monthly payment.

Transfers after Annuitization for Variable Payment Options

After annuitization, only two transfers per contract year may be made among the investment divisions.

Generally, for all investment divisions, transfer requests received in good order at Our Principal Office on any business day are priced at the next available accumulation unit value. See “Transaction Cut-Off Times” on page 50.

The transfer request must be received at least 10 business days before the due date of the first annuity payment to which the change will apply.  Transfers after the annuity payments have started will be based on the annuity unit values.  There will be no transfer charge for this transfer.

ADDITIONAL INFORMATION

Midland National Life Insurance Company

We are Midland National Life Insurance Company, a stock life insurance company.  We were organized in 1906, in South Dakota, as a mutual life insurance company at that time named “The Dakota Mutual Life Insurance Company.”  We were reincorporated as a stock life insurance company, in 1909.  Our name “Midland” was adopted in 1925.  We were redomesticated to Iowa in 1999.  We are licensed to do business in 49 states, the District of Columbia, Puerto Rico, the Virgin Islands, Guam and the Mariana Islands.  Our Principal Office address is:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone:  (877) 586-0240 (toll-free)

Fax:  (866) 270-9565 (toll-free)

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas.  Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Our Financial Condition

As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all of the contractual obligations of Our General Account to Our contract owners.  We monitor Our reserves so that we hold sufficient amounts to cover actual or expected contract and claims payments.  It is important to note, however, that there is no guarantee that we will always be able to meet Our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations.  These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on Our General Account assets, as well as the loss in market value of those investments.  We may also experience liquidity risk if Our General Account assets cannot be readily converted into cash to meet obligations to Our contract owners  or to provide collateral necessary to finance Our business operations.

We encourage both existing and prospective contract owners  to read and understand Our financial statements, which are included in the Statement of Additional Information ("SAI").  You can obtain a free copy of the SAI by writing to Us at Our Principal Office, calling Us at (877) 586-0240, or faxing Us at (866) 270-9565.

Our General Account

Our general account consists of all of Our investment assets that are not allocated to separate  accounts.  The general account supports all of Our insurance obligations that are not supported by a Separate Account including Our obligations to pay the benefits under this contract offered by the optional riders.  All contract guarantees, including the optional rider benefits, are backed by the claims-paying ability of Midland National Life Insurance Company. You do not have any interest in Our general account.

Fund Voting Rights

We invest the assets of Our Separate account investment divisions in shares of the funds’ portfolios.  Midland is the legal owner of the shares and has the right to vote on certain matters.  Among other things, We may vote:

•        to elect the funds’ Board of Directors,

•        to ratify the selection of independent auditors for the funds,

•        on any other matters described in the funds’ current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and

•        in some cases, to change the investment objectives and contracts.

Even though We own the shares, We may give You the opportunity to tell Us how to vote the number of shares that are allocated to Your contract.

The funds will determine if and how often shareholder meetings are held.  As We receive notice of these meetings, We will ask for Your voting instructions, to the extent required by law.  The funds are not required to hold a meeting in any given year.

If We do not receive instructions in time from all contract owners, then We currently intend to vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio.  We currently intend to vote any fund shares that We alone are entitled to vote in the same proportions that contract owners vote. The effect of this proportional voting is that a small number of contract owners  may control the outcome of a vote.  If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the fund in Our own right or to restrict owner voting, then We may do so.

How We Determine Your Voting Shares

You may participate in voting only on matters concerning the fund portfolios in which Your accumulation value has been invested.  We determine Your voting shares in each division by dividing the amount of Your accumulation value allocated to that division by the net asset value of one share of the corresponding fund portfolio. This is determined as of the record date set by the fund’s Board for the shareholders meeting.

If You have a voting interest, then We will provide You proxy material and a form for giving Us voting instructions.  In certain cases, We may disregard instructions relating to changes in the fund’s adviser or the investment objectives and policies of its portfolios.

Voting Privileges of Participants in Other Companies

Other insurance companies own shares in the funds to support their variable life insurance and variable annuity products.  We do not foresee any disadvantage to this.  Nevertheless, each fund’s Board of Directors will monitor events to identify conflicts that may arise and determine appropriate action.  If We disagree with any fund action, then We will see that appropriate action is taken to protect Our contract owners.

Our Reports to Owners

Shortly after the end of each calendar year, We will send a report that shows

•        Your accumulation value, and

•        Any transactions involving Your accumulation value that occurred during the year.  Transactions include Your premium allocations, transfers and partial surrenders made in that year.

Confirmation notices will be sent to You for premiums, transfers of amounts between investment divisions and certain other contract transactions.

We also currently intend to send You semi-annual reports with financial information on the portfolios.

Dividends

We do not pay any dividends on the contract described in this prospectus.

Performance

Performance information for the investment divisions may appear in reports and advertising to current and prospective owners.   The performance information is based on the average annual total returns for one or more of the investment divisions based on the performance of a portfolio since the time the Separate account commenced operations and does not indicate or represent future performance.

We may also use performance information for the investment divisions in reports and advertising to current and prospective owners that is based on the historical investment experience of the investment division and the portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment.  Standard total return quotations reflect changes in portfolio share price, the automatic reinvestment by the Separate account of all distributions and the deduction of applicable charges (including any surrender charges that would apply if You surrendered the contract at the end of the period indicated).  Quotations of total return may also be shown that do not take into account certain contract charges such as the surrender charge and the rider charges.  The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period of time.  If the performance had been constant over the entire period, then an average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return.  Because average annual total returns tend to smooth out variations in an investment division’s returns, You should recognize that they are not the same as actual year-by-year results.

Some investment divisions may also advertise yield.  These measures reflect the income generated by an investment in the investment divisions over a specified period of time.  This income is annualized and shown as a percentage.  Yields do to not take into account capital gains or losses or the surrender charge or rider charges.  The standard quotations of yield reflect the annual maintenance fee.

The money market investment division may advertise its current and effective yield.  Current yield reflects the income generated by an investment in the investment division over a 7-day period.  Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested.  Other investment divisions may advertise a 30-day yield which reflects the income generated by an investment in the investment division over a 30-day period.

We may also advertise performance figures for the investment divisions based on the performance of a portfolio prior to the time the Separate account commenced operations.

Change of Address Notification

To protect You from fraud and theft, We may verify any changes in address You request by sending a confirmation of the change of address to both Your old and new addresses.  We may also call You to verify the change of address.

Modification To Your Contract

Upon notice to You, We may modify Your contract to:

1.      permit the contract or the Separate account  to comply with any applicable law or regulation issued by a government agency;

2.      assure continued qualification of the contract under the Tax Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

3.      reflect a change in the operation of the Separate Account; or

4.      provide additional investment options or delete investment options.

In the event of such modifications, We may make an appropriate endorsement to the contract.

Your Beneficiary

You name Your beneficiary in Your contract application.  The beneficiary is entitled to the death benefit of the contract.  A beneficiary is revocable unless otherwise stated in the beneficiary designation.  You may change the revocable beneficiary during the owner’s  and annuitant’s  lifetime.  We must receive written notice informing Us of the change.  Upon receipt and acceptance at Our Principal  Office, a change takes effect as of the date that the written notice was signed.  We will not be liable for any payment made before We receive and accept the written notice.  If no primary beneficiary is living when the annuitant or an owner dies, the death benefit will be paid to the contingent beneficiary, if any.  If no beneficiary is living when the annuitant or an owner dies, then We will pay the death benefit to the owner’s  or annuitant’s  estate.

If there are joint owners, the surviving joint owner, if any, will be considered the designated primary beneficiary, unless the joint owners  have otherwise designated a primary beneficiary either on the application or by sending Us a written notice.  If a person other than a joint owner is named a primary beneficiary, the surviving owner will not be entitled to proceeds upon the death of the first owner.

Assigning Your Contract

You may assign Your rights in a non-qualified contract.  You must send a copy of the assignment to Our Principal  Office.  The assignment does not take effect until We accept and approve it.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We are not responsible for the validity of the assignment or for any payment We make or any action We take before We record notice of the assignment.  An absolute assignment is a change of ownership.  There may be tax consequences.

This contract, or any of its riders, is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme.  This contract may not be traded on any stock exchange or secondary market.

When We Pay Proceeds From This Contract

We will generally pay any death benefits, withdrawals, or surrenders within seven days after receiving the required information and form(s) in good order at Our Principal Office.  The death benefit is determined as of the date We receive due proof of death, an election of a settlement option, and any other required forms or documentation.  If We do not receive a written election and all other required forms within 90 days after receipt of due proof of death, then a lump sum payment will be paid as of that date.

We may delay payment or transfers for one or more of the following reasons:

1)      We cannot determine the amount of the payment because:

a)      the New York Stock Exchange is closed,

b)      trading in securities has been restricted by the SEC, or

c)      the SEC has declared that an emergency exists,

2)      The SEC by order permits Us to delay payment to protect Our owners, or

3)      Your premium check(s) have not cleared Your bank.

If, pursuant to SEC rules, the ProFund VP Money Market Fund and/or the Rydex VT U.S. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, then we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the corresponding investment division until the Fund is liquidated.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require Us to reject a premium payment and/or “freeze” a contract owner’s  account.  If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments.  If a contract or account is frozen, the accumulation value would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator.  We may also be required to provide information about You and Your contract to the government agencies and departments.

Distribution of the Contracts

We have entered into a distribution agreement with Our affiliate, Sammons Securities Company, LLC (“Sammons Securities Company”) for the distribution and sale of the contracts.  Sammons Securities Company is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life Insurance Company.  Sammons Securities Company offers the contracts through its registered representatives.  Sammons Securities Company may enter into written sales agreements with other broker-dealers (“selling firms”) for the sale of the contracts.  We pay commissions to Sammons Securities Company for sales of the contracts by its registered representatives as well as by selling firms.

Sales commissions may vary, but the maximum commission payable for contract sales is 6.5% of premiums payments.  Where lower commissions are paid, We may also pay trail commissions.  We may also pay additional amounts and reimburse additional expenses of Sammons Securities Company based on various factors.

We also pay for Sammons Securities Company’s operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Sammons Securities Company’s management team; advertising expenses; and all other expenses of distributing the contracts.  Sammons Securities Company pays its registered representatives all or a portion of the commissions received for their sales of contracts.  Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that We may provide jointly with Sammons Securities Company.

Non-cash items that We and Sammons Securities Company may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.  In addition, Sammons Securities Company’s registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation.  Sales of the contracts may help registered representatives and/or their managers qualify for such benefits.  Sammons Securities Company’s registered representatives and managers may receive other payments from Us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs.  Those programs may also include other types of cash and non-cash compensation and other benefits.  Ask Your registered representative for further information about what Your registered representative and the selling firm for which he or she works may receive in connection with Your purchase of a contract.

In addition to ordinary commissions, Sammons Securities Company operating and other expenses and non-cash items, We provide payments to certain third parties for training, product development, marketing and development efforts with selling firms, and other wholesaling and relationship management services.  It is possible that these third parties, or their personnel, may also act as Your registered investment advisor providing advice with respect to fund allocations in the contract.  Please be certain to review Your registered investment advisor’s Form ADV Part II carefully for disclosure about their compensation and conflicts of interest in connection with the contracts.   Also note that Your investment advisor could also be the broker-dealer, or a registered representative of the broker-dealer, who sold You the contract; in that case, they would also receive commissions and other compensation for selling You the contract, in addition to any investment advisory fees that You pay to Your registered investment advisor (either directly or through partial surrenders of Your accumulation value in the contract).

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the contract: (a) the surrender charge; (b) the mortality and expense risk charge; (c) the administration fee; (d) optional rider charges; (e) payments, if any, received from the underlying portfolios or their managers.  Commissions and other incentives or payments described above are not charged directly to You or the Separate Account but they are reflected in the fees and charges that You do pay directly or indirectly.

Regulation

We are regulated and supervised by the Iowa Insurance Department.  We are subject to the insurance laws and regulations in every jurisdiction where We sell contracts.  The provisions of this contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell contracts.  The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations.  We are also subject to various federal securities laws and regulations.

Discount for Employees of Sammons Enterprises, Inc.

Employees of Sammons Enterprises, Inc., and its subsidiaries, may receive waiver of charges, reduced charges, or a premium contribution to the contract of 100% of the first year commission that would normally have been paid on the employee’s first year premiums.  Midland National is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Us will be paid into the employee’s contract during the first year.

LEGAL PROCEEDINGS

Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Separate Account, on the ability of Sammons Securities Company, LLC to perform under its distribution agreement, or on the ability of the Company to meet its obligations under the contract.

Legal Matters

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided certain legal advice relating to certain matters under the federal securities laws.

Financial Statements

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company, included in the SAI, have been audited by PricewaterhouseCoopers, LLP, an independent registered public accounting firm, for the periods indicated in their report which appears in the SAI.  The address for PricewaterhouseCoopers LLP is:

One North Wacker Drive

Chicago, IL 60606

The financial statements audited by PricewaterhouseCoopers LLP have been included in reliance on their reports given upon their authority as experts in accounting and auditing.

Statement of Additional Information

A free copy of the SAI is available which contains more details concerning the subjects discussed in this prospectus.  You can get this SAI by checking the appropriate box on the application form, by writing Our Principal Office, or by calling the Principal Office’s Toll Free number at 1-877-586-0240.  The following is the Table of Contents for the SAI:

Page
THE CONTRACT	...................................................................... 3
Entire Contract	...................................................................... 3
Changes to the Contract	...................................................................... 3
Incontestability	...................................................................... 3
Misstatement of Age or Sex	...................................................................... 3
Non-participating	...................................................................... 3
Claims of Creditors	...................................................................... 3
Minimum Benefits	...................................................................... 3
Ownership	...................................................................... 4
Assignment	...................................................................... 4
Accumulation unit Value	...................................................................... 4
Annuity Payments	...................................................................... 5
CALCULATION OF YIELDS AND TOTAL RETURNS	...................................................................... 6
Money Market Investment division Yield Calculation	..................................................................... 6
Other Investment division Yield Calculations	..................................................................... 6
Standard Total Return Calculations	..................................................................... 7
Cumulative Total Returns	..................................................................... 8
Adjusted Historical Performance Data	..................................................................... 9
FEDERAL TAX MATTERS	..................................................................... 9
Tax Free Exchanges (Section 1035)	..................................................................... 9
Required Distributions	..................................................................... 9
Non-Natural Person	................................................................... 10
Diversification Requirements	................................................................... 10
Owner Control	................................................................... 10
Taxation of Qualified Contracts	................................................................... 11
DISTRIBUTION OF THE CONTRACT	................................................................... 12
SAFEKEEPING OF ACCOUNT ASSETS	................................................................... 13
STATE REGULATION	................................................................... 14
RECORDS AND REPORTS	................................................................... 14
LEGAL MATTERS	................................................................... 14
FINANCIAL MATTERS	................................................................... 14
OTHER INFORMATION	................................................................... 14
CONDENSED FINANCIALS	................................................................... 15
FINANCIAL STATEMENTS	................................................................. 546

CONDENSED FINANCIAL INFORMATION

The following tables of condensed financial information show accumulation unit values for each investment division for the period since the investment division started operation.  An accumulation unit value is the unit We use to calculate the value of Your interest in a subaccount.  The tables below show two sets of accumulation unit values that reflect the highest and lowest levels of Separate Account annual expenses available under the contract.  The information for all other accumulation unit values is in the Statement of Additional Information.  You may obtain a free copy of the Statement of Additional Information by writing to Us at Our Principal  Office, calling Us at (877) 586-0240, or faxing Us at (866) 270-9565.

Table 1 – 1.65% Asset Charge

Base Contract - No Riders
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011
Access VP High Yield	12.94	13.08	13,062.93
Adaptive Allocation Portfolio	10.59	10.04	53,734.26
Alger Small Cap Growth Portfolio	22.92	21.82	0.00
American Century VP Income & Growth Fund	13.39	13.55	2,239.91
American Century VP International Fund	17.16	14.82	557.55
American Century VP Large Company Value Fund	9.40	9.32	0.00
American Century VP Mid Cap Value Fund	13.54	13.21	1,931.73
American Century VP Ultra Fund	9.78	9.71	0.00
Direxion Dynamic HY Bond Fund	9.62	9.93	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.59	10.48	0.00
Dreyfus VIF Appreciation Portfolio	11.03	11.80	21,056.34
Dreyfus VIF International Value Portfolio	8.77	7.01	1,059.75
Goldman Sachs VIT Structured Small Cap Equity Fund	10.04	9.94	2,292.78
Invesco V.I. Global Real Estate	9.56	8.77	1,266.82
Invesco V.I. International Growth	10.67	9.76	789.80
Invesco V.I. Mid Cap Core Equity	11.21	10.31	0.00
Invesco Van Kampen V.I. American Value Fund[1]	10.94	10.85	0.00
Invesco Van Kampen V.I Growth and Income Portfolio	9.87	9.49	1,872.50
Invesco Van Kampen V.I. Value Opportunities Fund[2]	7.65	7.27	0.00
PIMCO VIT All Asset Portfolio	12.67	12.70	0.00
PIMCO VIT High Yield Portfolio	12.46	12.65	13,164.23
PIMCO VIT Low Duration Portfolio	12.17	12.09	15,473.18
PIMCO VIT Real Return Portfolio	12.45	13.66	711.85
PIMCO VIT Total Return Portfolio	13.55	13.80	27,391.34
ProFund VP Asia 30	13.68	9.83	0.00
ProFund VP Banks	4.01	2.89	0.00
ProFund VP Basic Materials	12.41	10.24	0.00
ProFund VP Bear	7.37	6.61	5,452.41
ProFund VP Biotechnology	10.50	11.00	0.00
ProFund VP Bull	9.12	8.97	4,729.62
ProFund VP Consumer Goods	11.55	12.15	0.00
ProFund VP Consumer Services	10.11	10.49	0.00
ProFund VP Dow 30	9.79	10.00	0.00
ProFund VP Emerging Markets	8.54	6.74	0.00
ProFund VP Europe 30	8.48	7.60	0.00
ProFund VP Falling U.S. Dollar	9.02	8.63	0.00
ProFund VP Financials	5.25	4.45	0.00
ProFund VP Health Care	9.95	10.77	2,127.36
ProFund VP Industrials	9.60	9.27	0.00
ProFund VP International	6.94	5.85	0.00
ProFund VP Internet	13.65	12.50	1,861.14
ProFund VP Japan	5.31	4.26	0.00
ProFund VP Large-Cap Growth	10.08	10.23	0.00
ProFund VP Large-Cap Value	8.20	7.97	5,361.75
ProFund VP Mid-Cap	9.66	9.10	0.00
ProFund VP Mid-Cap Growth	11.03	10.54	448.45
ProFund VP Mid-Cap Value	9.55	9.03	724.62
ProFund VP Money Market	9.94	9.78	57,975.88
ProFund VP NASDAQ-100	11.64	11.62	6,878.01
ProFund VP Oil & Gas	11.00	11.07	991.45
ProFund VP Pharmaceuticals	9.89	11.30	0.00
ProFund VP Precious Metals	12.36	9.82	2,807.85
ProFund VP Real Estate	8.44	8.69	0.00
ProFund VP Rising Rates Opportunity	5.66	3.48	0.00
ProFund VP Semiconductor	8.42	7.96	0.00
ProFund VP Short Dow 30	6.20	5.29	0.00
ProFund VP Short Emerging Markets	5.20	5.66	0.00
ProFund VP Short International	7.99	8.00	0.00
ProFund VP Short Mid-Cap	5.87	5.29	0.00
ProFund VP Short NASDAQ-100	5.65	4.98	0.00
ProFund VP Short Small-Cap	5.71	5.11	0.00
ProFund VP Small-Cap	9.37	8.70	6,126.76
ProFund VP Small-Cap Growth	9.95	9.92	0.00
ProFund VP Small-Cap Value	9.04	8.53	0.00
ProFund VP Technology	11.05	10.72	0.00
ProFund VP Telecommunications	9.79	9.81	0.00
ProFund VP U.S. Government Plus	12.56	17.73	588.27
ProFund VP UltraBull	6.15	5.76	0.00
ProFund VP UltraMid-Cap	7.58	6.44	0.00
ProFund VP UltraNASDAQ-100	9.84	9.57	0.00
ProFund VP UltraShort Dow 30	4.74	3.33	0.00
ProFund VP UltraShort NASDAQ-100	3.60	2.76	0.00
ProFund VP UltraSmall-Cap	5.70	4.55	0.00
ProFund VP Utilities	10.41	12.03	1,837.79
Rydex VT Dow 2x Strategy Fund	38.46	41.27	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.52	3.24	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	9.92	9.69	0.00
Rydex VT S&P 500 2x Strategy Fund	6.26	5.92	0.00
Rydex VT U.S. Government Money Market Fund	9.76	9.60	0.00
UIF Emerging Markets Debt Portfolio	12.99	13.66	354.69
UIF Emerging Markets Equity Portfolio	12.75	10.26	2,793.17
UIF Mid Cap Growth Portfolio	12.58	11.49	3,611.61
UIF U.S. Real Estate Portfolio	9.89	10.28	0.00
Van Eck VIP Global Hard Assets Fund	14.60	11.96	3,754.93

1Formerly Invesco Van Kampen V.I. Mid Cap Value Fund

2Formerly Invesco V.I. Basic Value Fund

Table 2 – 3.90% Asset Charge

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC Rider

Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011
Access VP High Yield	11.65	11.51	0.00
Adaptive Allocation Portfolio	9.76	9.05	0.00
Alger Small Cap Growth Portfolio	9.91	9.22	0.00
American Century VP Income & Growth Fund	8.11	8.02	0.00
American Century VP International Fund	8.92	7.53	0.00
American Century VP Large Company Value Fund	7.71	7.48	0.00
American Century VP Mid Cap Value Fund	10.57	10.08	0.00
American Century VP Ultra Fund	8.96	8.69	0.00
Direxion Dynamic HY Bond Fund	8.66	8.74	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.53	9.23	0.00
Dreyfus VIF Appreciation Portfolio	9.93	10.39	0.00
Dreyfus VIF International Value Portfolio	7.90	6.17	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.62	7.38	0.00
Invesco V.I. Global Real Estate	8.61	7.72	0.00
Invesco V.I. International Growth	9.60	8.59	0.00
Invesco V.I. Mid Cap Core Equity	10.09	9.07	0.00
Invesco Van Kampen V.I. American Value Fund[1]	9.85	9.55	0.00
Invesco Van Kampen V.I Growth and Income Portfolio	8.88	8.35	0.00
Invesco Van Kampen V.I. Value Opportunities Fund[2]	6.89	6.40	0.00
PIMCO VIT All Asset Portfolio	11.41	11.18	0.00
PIMCO VIT High Yield Portfolio	11.22	11.14	0.00
PIMCO VIT Low Duration Portfolio	10.96	10.65	0.00
PIMCO VIT Real Return Portfolio	11.21	12.03	0.00
PIMCO VIT Total Return Portfolio	12.20	12.15	0.00
ProFund VP Asia 30	12.32	8.65	0.00
ProFund VP Banks	3.61	2.54	0.00
ProFund VP Basic Materials	11.17	9.01	0.00
ProFund VP Bear	6.64	5.82	0.00
ProFund VP Biotechnology	9.45	9.69	0.00
ProFund VP Bull	8.21	7.89	0.00
ProFund VP Consumer Goods	10.40	10.69	0.00
ProFund VP Consumer Services	9.10	9.23	0.00
ProFund VP Dow 30	8.81	8.80	0.00
ProFund VP Emerging Markets	7.96	6.15	0.00
ProFund VP Europe 30	7.64	6.69	0.00
ProFund VP Falling U.S. Dollar	8.42	7.88	0.00
ProFund VP Financials	4.73	3.92	0.00
ProFund VP Health Care	8.96	9.48	0.00
ProFund VP Industrials	8.64	8.16	0.00
ProFund VP International	6.47	5.33	0.00
ProFund VP Internet	12.29	11.00	0.00
ProFund VP Japan	4.78	3.75	0.00
ProFund VP Large-Cap Growth	9.08	9.00	0.00
ProFund VP Large-Cap Value	7.39	7.01	0.00
ProFund VP Mid-Cap	9.01	8.30	0.00
ProFund VP Mid-Cap Growth	9.93	9.28	0.00
ProFund VP Mid-Cap Value	8.60	7.95	0.00
ProFund VP Money Market	8.95	8.61	0.00
ProFund VP NASDAQ-100	10.48	10.23	0.00
ProFund VP Oil & Gas	9.90	9.74	0.00
ProFund VP Pharmaceuticals	8.91	9.95	0.00
ProFund VP Precious Metals	11.12	8.64	0.00
ProFund VP Real Estate	7.59	7.65	0.00
ProFund VP Rising Rates Opportunity	5.09	3.06	0.00
ProFund VP Semiconductor	7.58	7.01	0.00
ProFund VP Short Dow 30	5.58	4.66	0.00
ProFund VP Short Emerging Markets	4.85	5.16	0.00
ProFund VP Short International	7.45	7.30	0.00
ProFund VP Short Mid-Cap	5.28	4.66	0.00
ProFund VP Short NASDAQ-100	5.09	4.38	0.00
ProFund VP Short Small-Cap	5.14	4.50	0.00
ProFund VP Small-Cap	8.44	7.66	0.00
ProFund VP Small-Cap Growth	8.96	8.73	0.00
ProFund VP Small-Cap Value	8.14	7.51	0.00
ProFund VP Technology	9.94	9.43	0.00
ProFund VP Telecommunications	8.81	8.63	0.00
ProFund VP U.S. Government Plus	11.31	15.61	0.00
ProFund VP UltraBull	5.53	5.07	0.00
ProFund VP UltraMid-Cap	6.82	5.67	0.00
ProFund VP UltraNASDAQ-100	8.86	8.42	0.00
ProFund VP UltraShort Dow 30	4.42	3.04	0.00
ProFund VP UltraShort NASDAQ-100	3.36	2.51	0.00
ProFund VP UltraSmall-Cap	5.13	4.01	0.00
ProFund VP Utilities	9.37	10.59	0.00
Rydex VT Dow 2x Strategy Fund	34.62	36.33	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.07	2.86	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	8.93	8.53	0.00
Rydex VT S&P 500 2x Strategy Fund	5.64	5.21	0.00
Rydex VT U.S. Government Money Market Fund	9.00	8.66	0.00
UIF Emerging Markets Debt Portfolio	11.69	12.02	0.00
UIF Emerging Markets Equity Portfolio	11.48	9.03	0.00
UIF Mid Cap Growth Portfolio	11.33	10.11	0.00
UIF U.S. Real Estate Portfolio	8.90	9.05	0.00
Van Eck VIP Global Hard Assets Fund	13.14	10.53	0.00

1Formerly Invesco Van Kampen V.I. Mid Cap Value Fund

2Formerly Invesco V.I. Basic Value Fund

Table 1 – 1.65% Asset Charge

Base Contract - No Riders
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010
Access VP High Yield	11.30	12.94	14,182.88
Adaptive Allocation Portfolio	9.19	10.59	0.00
Alger Small Cap Growth Portfolio	18.59	22.92	0.00
American Century VP Income & Growth Fund	11.96	13.39	719.97
American Century VP International Fund	15.42	17.16	576.67
American Century VP Large Company Value Fund	8.62	9.40	0.00
American Century VP Mid Cap Value Fund	11.57	13.54	0.00
American Century VP Ultra Fund	8.59	9.78	21,178.89
Chariot Absolute Return All Opportunities[1]	9.80	9.69	49,258.69
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.36	7.02	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.97	10.10	0.00
Direxion Dynamic HY Bond Fund	9.40	9.62	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.40	10.59	0.00
Dreyfus VIF Appreciation Portfolio	9.75	11.03	21,134.23
Dreyfus VIF International Value Portfolio	8.56	8.77	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.85	10.04	1,017.15
Invesco V.I. Basic Value[4]	7.28	7.65	0.00
Invesco V.I. Global Real Estate[5]	8.29	9.56	0.00
Invesco V.I. International Growth[6]	9.63	10.67	0.00
Invesco V.I. Mid Cap Core Equity[7]	10.02	11.21	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.94	9.87	1,872.50
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	9.10	10.94	0.00
PIMCO VIT All Asset Portfolio	11.40	12.67	0.00
PIMCO VIT High Yield Portfolio	11.08	12.46	19,897.50
PIMCO VIT Low Duration Portfolio	11.77	12.17	7,681.67
PIMCO VIT Real Return Portfolio	11.72	12.45	5,523.14
PIMCO VIT Total Return Portfolio	12.76	13.55	16,572.86
ProFund VP Asia 30	12.21	13.68	0.00
ProFund VP Banks	3.76	4.01	0.00
ProFund VP Basic Materials	9.73	12.41	1,037.44
ProFund VP Bear	9.12	7.37	1,421.81
ProFund VP Biotechnology	10.15	10.50	0.00
ProFund VP Bull	8.23	9.12	5,612.92
ProFund VP Consumer Goods	10.00	11.55	936.99
ProFund VP Consumer Services	8.46	10.11	577.21
ProFund VP Dow 30	9.03	9.79	0.00
ProFund VP Emerging Markets	7.91	8.54	634.47
ProFund VP Europe 30	8.40	8.48	0.00
ProFund VP Falling U.S. Dollar	9.42	9.02	0.00
ProFund VP Financials	4.81	5.25	0.00
ProFund VP Health Care	9.83	9.95	1,087.64
ProFund VP Industrials	7.88	9.60	0.00
ProFund VP International	6.54	6.94	1,641.06
ProFund VP Internet	10.26	13.65	2,936.93
ProFund VP Japan	5.78	5.31	0.00
ProFund VP Large-Cap Growth	9.06	10.08	564.58
ProFund VP Large-Cap Value	7.39	8.20	2,380.34
ProFund VP Mid-Cap	7.92	9.66	3,543.39
ProFund VP Mid-Cap Growth	8.73	11.03	644.97
ProFund VP Mid-Cap Value	8.06	9.55	0.00
ProFund VP Money Market	10.11	9.94	89,846.40
ProFund VP NASDAQ-100	10.01	11.64	26,721.31
ProFund VP Oil & Gas	9.50	11.00	0.00
ProFund VP Pharmaceuticals	10.01	9.89	0.00
ProFund VP Precious Metals	9.45	12.36	6,070.58
ProFund VP Real Estate	6.88	8.44	0.00
ProFund VP Rising Rates Opportunity	6.85	5.66	5,040.57
ProFund VP Semiconductor	7.62	8.42	0.00
ProFund VP Short Dow 30	8.06	6.20	0.00
ProFund VP Short Emerging Markets	6.48	5.20	2,080.30
ProFund VP Short International	9.52	7.99	0.00
ProFund VP Short Mid-Cap	8.04	5.87	0.00
ProFund VP Short NASDAQ-100	7.29	5.65	0.00
ProFund VP Short Small-Cap	8.17	5.71	0.00
ProFund VP Small-Cap	7.64	9.37	3,629.07
ProFund VP Small-Cap Growth	8.05	9.95	428.97
ProFund VP Small-Cap Value	7.53	9.04	0.00
ProFund VP Technology	10.14	11.05	0.00
ProFund VP Telecommunications	8.60	9.79	0.00
ProFund VP U.S. Government Plus	11.60	12.56	2,039.93
ProFund VP UltraBull	5.12	6.15	12,823.68
ProFund VP UltraMid-Cap	5.15	7.58	0.00
ProFund VP UltraNASDAQ-100	7.40	9.84	0.00
ProFund VP UltraShort Dow 30	7.27	4.74	0.00
ProFund VP UltraShort NASDAQ-100	6.20	3.60	10,284.40
ProFund VP UltraSmall-Cap	3.91	5.70	0.00
ProFund VP Utilities	9.99	10.41	889.83
Rydex VT Dow 2x Strategy Fund	31.38	38.46	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.59	4.52	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.37	9.92	0.00
Rydex VT S&P 500 2x Strategy Fund	5.07	6.26	0.00
Rydex VT U.S. Government Money Market Fund	9.92	9.76	0.00
UIF Emerging Markets Debt Portfolio[10]	12.03	12.99	1,107.32
UIF Emerging Markets Equity Portfolio[11]	10.90	12.75	4,760.29
UIF Mid Cap Growth Portfolio[12]	9.67	12.58	4,657.09
UIF U.S. Real Estate Portfolio[13]	7.76	9.89	3,793.31
Van Eck VIP Global Hard Assets Fund[14]	11.53	14.60	0.00

1Formerly Chariot Absolute Return Currency Portfolio                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                              10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                  11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                       12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 2 – 3.90% Asset Charge

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC Rider

Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010
Access VP High Yield	10.41	11.65	0.00
Adaptive Allocation Portfolio	8.66	9.76	0.00
Alger Small Cap Growth Portfolio	8.22	9.91	0.00
American Century VP Income & Growth Fund	7.41	8.11	0.00
American Century VP International Fund	8.20	8.92	0.00
American Century VP Large Company Value Fund	7.23	7.71	0.00
American Century VP Mid Cap Value Fund	9.23	10.57	0.00
American Century VP Ultra Fund	8.04	8.96	0.00
Chariot Absolute Return All Opportunities[1]	9.70	9.38	0.00
Credit Suisse Trust – International Equity Flex III Portfolio[2]	5.85	6.32	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.26	9.09	0.00
Direxion Dynamic HY Bond Fund	8.66	8.66	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	8.65	9.53	0.00
Dreyfus VIF Appreciation Portfolio	8.98	9.93	0.00
Dreyfus VIF International Value Portfolio	7.88	7.90	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.09	7.62	0.00
Invesco V.I. Basic Value[4]	6.70	6.89	0.00
Invesco V.I. Global Real Estate[5]	7.63	8.61	0.00
Invesco V.I. International Growth[6]	8.87	9.60	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.22	10.09	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.23	8.88	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.38	9.85	0.00
PIMCO VIT All Asset Portfolio	10.50	11.41	0.00
PIMCO VIT High Yield Portfolio	10.20	11.22	0.00
PIMCO VIT Low Duration Portfolio	10.83	10.96	0.00
PIMCO VIT Real Return Portfolio	10.79	11.21	0.00
PIMCO VIT Total Return Portfolio	11.75	12.20	0.00
ProFund VP Asia 30	11.24	12.32	0.00
ProFund VP Banks	3.46	3.61	0.00
ProFund VP Basic Materials	8.96	11.17	0.00
ProFund VP Bear	8.39	6.64	0.00
ProFund VP Biotechnology	9.35	9.45	0.00
ProFund VP Bull	7.58	8.21	0.00
ProFund VP Consumer Goods	9.21	10.40	0.00
ProFund VP Consumer Services	7.79	9.10	0.00
ProFund VP Dow 30	8.31	8.81	0.00
ProFund VP Emerging Markets	7.54	7.96	0.00
ProFund VP Europe 30	7.74	7.64	0.00
ProFund VP Falling U.S. Dollar	8.99	8.42	0.00
ProFund VP Financials	4.43	4.73	0.00
ProFund VP Health Care	9.05	8.96	0.00
ProFund VP Industrials	7.26	8.64	0.00
ProFund VP International	6.24	6.47	0.00
ProFund VP Internet	9.45	12.29	0.00
ProFund VP Japan	5.32	4.78	0.00
ProFund VP Large-Cap Growth	8.34	9.08	0.00
ProFund VP Large-Cap Value	6.80	7.39	0.00
ProFund VP Mid-Cap	7.55	9.01	0.00
ProFund VP Mid-Cap Growth	8.04	9.93	0.00
ProFund VP Mid-Cap Value	7.42	8.60	0.00
ProFund VP Money Market	9.31	8.95	0.00
ProFund VP NASDAQ-100	9.21	10.48	0.00
ProFund VP Oil & Gas	8.74	9.90	0.00
ProFund VP Pharmaceuticals	9.22	8.91	0.00
ProFund VP Precious Metals	8.70	11.12	0.00
ProFund VP Real Estate	6.33	7.59	0.00
ProFund VP Rising Rates Opportunity	6.31	5.09	0.00
ProFund VP Semiconductor	7.01	7.58	0.00
ProFund VP Short Dow 30	7.42	5.58	0.00
ProFund VP Short Emerging Markets	6.18	4.85	0.00
ProFund VP Short International	9.09	7.45	0.00
ProFund VP Short Mid-Cap	7.40	5.28	0.00
ProFund VP Short NASDAQ-100	6.71	5.09	0.00
ProFund VP Short Small-Cap	7.53	5.14	0.00
ProFund VP Small-Cap	7.03	8.44	0.00
ProFund VP Small-Cap Growth	7.41	8.96	0.00
ProFund VP Small-Cap Value	6.93	8.14	0.00
ProFund VP Technology	9.34	9.94	0.00
ProFund VP Telecommunications	7.92	8.81	0.00
ProFund VP U.S. Government Plus	10.68	11.31	0.00
ProFund VP UltraBull	4.71	5.53	0.00
ProFund VP UltraMid-Cap	4.74	6.82	0.00
ProFund VP UltraNASDAQ-100	6.81	8.86	0.00
ProFund VP UltraShort Dow 30	6.93	4.42	0.00
ProFund VP UltraShort NASDAQ-100	5.92	3.36	0.00
ProFund VP UltraSmall-Cap	3.60	5.13	0.00
ProFund VP Utilities	9.20	9.37	0.00
Rydex VT Dow 2x Strategy Fund	28.89	34.62	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.07	4.07	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	6.78	8.93	0.00
Rydex VT S&P 500 2x Strategy Fund	4.67	5.64	0.00
Rydex VT U.S. Government Money Market Fund	9.36	9.00	0.00
UIF Emerging Markets Debt Portfolio[10]	11.08	11.69	0.00
UIF Emerging Markets Equity Portfolio[11]	10.03	11.48	0.00
UIF Mid Cap Growth Portfolio[12]	8.90	11.33	0.00
UIF U.S. Real Estate Portfolio[13]	7.15	8.90	0.00
Van Eck VIP Global Hard Assets Fund[14]	10.62	13.14	0.00

1Formerly Chariot Absolute Return Currency Portfolio                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                              10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                  11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                       12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 1 – 1.65% Asset Charge

Base Contract - No Riders
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Access VP High Yield	9.83	11.30	938.80
Adaptive Allocation Portfolio	7.74	9.19	0.00
AIM V.I. Basic Value Series II	5.01	7.28	0.00
AIM V.I. Global Real Estate Series II	6.43	8.29	0.00
AIM V.I. International Growth Series II	7.26	9.63	0.00
AIM V.I. Mid Cap Core Equity Series II	7.84	10.02	0.00
Alger Small Cap Growth Portfolio	12.99	18.59	0.00
American Century VP Income & Growth Fund	10.32	11.96	0.00
American Century VP International Fund	11.73	15.42	0.00
American Century VP Large Company Value Fund	7.31	8.62	0.00
American Century VP Mid Cap Value Fund	9.06	11.57	0.00
American Century VP Ultra Fund	6.49	8.59	0.00
Chariot Absolute Return Currency	0.00	9.80	114,728.40
Credit Suisse Trust – International Equity Flex III Portfolio	4.90	6.36	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	7.01	8.97	0.00
DireXion Dynamic HY Bond Fund	8.70	9.40	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.16	9.40	0.00
Dreyfus VIF Appreciation Portfolio	8.11	9.75	0.00
Dreyfus VIF International Value Portfolio	6.66	8.56	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.25	7.85	0.00
PIMCO VIT All Asset Portfolio	9.54	11.40	0.00
PIMCO VIT High Yield Portfolio	8.04	11.08	18,396.10
PIMCO VIT Low Duration Portfolio	10.57	11.77	50,840.43
PIMCO VIT Real Return Portfolio	10.08	11.72	0.00
PIMCO VIT Total Return Portfolio	11.38	12.76	9,307.81
ProFund VP Asia 30	8.05	12.21	0.00
ProFund VP Banks	3.99	3.76	0.00
ProFund VP Basic Materials	6.09	9.73	2,223.41
ProFund VP Bear	12.85	9.12	4,157.15
ProFund VP Biotechnology	9.95	10.15	0.00
ProFund VP Bull	6.73	8.23	30,628.55
ProFund VP Consumer Goods	8.37	10.00	0.00
ProFund VP Consumer Services	6.58	8.46	0.00
ProFund VP Dow 30	7.76	9.03	0.00
ProFund VP Emerging Markets	4.95	7.91	4,688.71
ProFund VP Europe 30	6.46	8.40	0.00
ProFund VP Falling U.S. Dollar	9.27	9.42	0.00
ProFund VP Financials	4.25	4.81	0.00
ProFund VP Health Care	8.36	9.83	0.00
ProFund VP Industrials	6.46	7.88	0.00
ProFund VP International	5.34	6.54	0.00
ProFund VP Internet	5.88	10.26	0.00
ProFund VP Japan	5.33	5.78	0.00
ProFund VP Large-Cap Growth	7.10	9.06	0.00
ProFund VP Large-Cap Value	6.29	7.39	0.00
ProFund VP Mid-Cap	6.06	7.92	0.00
ProFund VP Mid-Cap Growth	6.42	8.73	0.00
ProFund VP Mid-Cap Value	6.26	8.06	0.00
ProFund VP Money Market	10.27	10.11	109,182.73
ProFund VP NASDAQ-100	6.69	10.01	1,721.75
ProFund VP Oil & Gas	8.36	9.50	0.00
ProFund VP Pharmaceuticals	8.71	10.01	0.00
ProFund VP Precious Metals	7.10	9.45	2,740.42
ProFund VP Real Estate	5.47	6.88	0.00
ProFund VP Rising Rates Opportunity	5.27	6.85	0.00
ProFund VP Semiconductor	4.72	7.62	1,139.88
ProFund VP Short Dow 30	10.99	8.06	0.00
ProFund VP Short Emerging Markets	12.85	6.48	0.00
ProFund VP Short International	13.89	9.52	0.00
ProFund VP Short Mid-Cap	12.65	8.04	3,821.27
ProFund VP Short NASDAQ-100	12.49	7.29	5,023.60
ProFund VP Short Small-Cap	12.29	8.17	9,631.27
ProFund VP Small-Cap	6.16	7.64	0.00
ProFund VP Small-Cap Growth	6.48	8.05	0.00
ProFund VP Small-Cap Value	6.36	7.53	0.00
ProFund VP Technology	6.39	10.14	0.00
ProFund VP Telecommunications	8.15	8.60	1,005.75
ProFund VP U.S. Government Plus	17.50	11.60	0.00
ProFund VP UltraBull	3.60	5.12	1,485.79
ProFund VP UltraMid-Cap	3.16	5.15	0.00
ProFund VP UltraNASDAQ-100	3.43	7.40	5,694.31
ProFund VP UltraShort Dow 30	13.70	7.27	0.00
ProFund VP UltraShort NASDAQ-100	17.57	6.20	0.00
ProFund VP UltraSmall-Cap	2.83	3.91	0.00
ProFund VP Utilities	9.17	9.99	0.00
Rydex VT Dow 2x Strategy Fund	4.66	31.38	0.00
Rydex VT Inverse Dow 2x Strategy Fund	12.11	6.59	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.44	7.37	0.00
Rydex VT S&P 500 2x Strategy Fund	3.53	5.07	0.00
Rydex VT U.S. Government Money Market Fund	10.08	9.92	0.00
Van Eck Worldwide Hard Assets Fund	7.48	11.53	0.00
Van Kampen LIT Growth and Income Portfolio	7.32	8.94	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.40	12.03	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.51	10.90	0.00
Van Kampen UIF Mid Cap Growth Portfolio	6.25	9.67	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.65	9.10	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.14	7.76	0.00

Table 2 – 3.90% Asset Charge

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC Rider

Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Access VP High Yield	9.26	10.41	0.00
Adaptive Allocation Portfolio	7.46	8.66	0.00
AIM V.I. Basic Value Series II	4.71	6.70	0.00
AIM V.I. Global Real Estate Series II	6.05	7.63	0.00
AIM V.I. International Growth Series II	6.83	8.87	0.00
AIM V.I. Mid Cap Core Equity Series II	7.38	9.22	0.00
Alger Small Cap Growth Portfolio	5.87	8.22	0.00
American Century VP Income & Growth Fund	6.54	7.41	0.00
American Century VP International Fund	6.38	8.20	0.00
American Century VP Large Company Value Fund	6.27	7.23	0.00
American Century VP Mid Cap Value Fund	7.40	9.23	0.00
American Century VP Ultra Fund	6.22	8.04	0.00
Chariot Absolute Return Currency	0.00	9.70	0.00
Credit Suisse Trust – International Equity Flex III Portfolio	4.62	5.85	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.60	8.26	0.00
DireXion Dynamic HY Bond Fund	8.20	8.66	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.74	8.65	0.00
Dreyfus VIF Appreciation Portfolio	7.64	8.98	0.00
Dreyfus VIF International Value Portfolio	6.27	7.88	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	4.96	6.09	0.00
PIMCO VIT All Asset Portfolio	8.99	10.50	0.00
PIMCO VIT High Yield Portfolio	7.57	10.20	0.00
PIMCO VIT Low Duration Portfolio	9.95	10.83	0.00
PIMCO VIT Real Return Portfolio	9.49	10.79	0.00
PIMCO VIT Total Return Portfolio	10.72	11.75	0.00
ProFund VP Asia 30	7.58	11.24	0.00
ProFund VP Banks	3.76	3.46	0.00
ProFund VP Basic Materials	5.73	8.96	0.00
ProFund VP Bear	12.10	8.39	0.00
ProFund VP Biotechnology	9.37	9.35	0.00
ProFund VP Bull	6.34	7.58	0.00
ProFund VP Consumer Goods	7.88	9.21	0.00
ProFund VP Consumer Services	6.20	7.79	0.00
ProFund VP Dow 30	7.30	8.31	0.00
ProFund VP Emerging Markets	4.83	7.54	0.00
ProFund VP Europe 30	6.08	7.74	0.00
ProFund VP Falling U.S. Dollar	9.04	8.99	0.00
ProFund VP Financials	4.00	4.43	0.00
ProFund VP Health Care	7.87	9.05	0.00
ProFund VP Industrials	6.08	7.26	0.00
ProFund VP International	5.21	6.24	0.00
ProFund VP Internet	5.54	9.45	0.00
ProFund VP Japan	5.01	5.32	0.00
ProFund VP Large-Cap Growth	6.68	8.34	0.00
ProFund VP Large-Cap Value	5.92	6.80	0.00
ProFund VP Mid-Cap	5.91	7.55	0.00
ProFund VP Mid-Cap Growth	6.04	8.04	0.00
ProFund VP Mid-Cap Value	5.90	7.42	0.00
ProFund VP Money Market	9.67	9.31	0.00
ProFund VP NASDAQ-100	6.30	9.21	0.00
ProFund VP Oil & Gas	7.87	8.74	0.00
ProFund VP Pharmaceuticals	8.20	9.22	0.00
ProFund VP Precious Metals	6.69	8.70	0.00
ProFund VP Real Estate	5.15	6.33	0.00
ProFund VP Rising Rates Opportunity	4.96	6.31	0.00
ProFund VP Semiconductor	4.45	7.01	0.00
ProFund VP Short Dow 30	10.35	7.42	0.00
ProFund VP Short Emerging Markets	12.54	6.18	0.00
ProFund VP Short International	13.55	9.09	0.00
ProFund VP Short Mid-Cap	11.92	7.40	0.00
ProFund VP Short NASDAQ-100	11.76	6.71	0.00
ProFund VP Short Small-Cap	11.57	7.53	0.00
ProFund VP Small-Cap	5.80	7.03	0.00
ProFund VP Small-Cap Growth	6.11	7.41	0.00
ProFund VP Small-Cap Value	5.99	6.93	0.00
ProFund VP Technology	6.01	9.34	0.00
ProFund VP Telecommunications	7.67	7.92	0.00
ProFund VP U.S. Government Plus	16.48	10.68	0.00
ProFund VP UltraBull	3.39	4.71	0.00
ProFund VP UltraMid-Cap	2.97	4.74	0.00
ProFund VP UltraNASDAQ-100	3.23	6.81	0.00
ProFund VP UltraShort Dow 30	13.37	6.93	0.00
ProFund VP UltraShort NASDAQ-100	17.15	5.92	0.00
ProFund VP UltraSmall-Cap	2.67	3.60	0.00
ProFund VP Utilities	8.64	9.20	0.00
Rydex VT Dow 2x Strategy Fund	4.39	28.89	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.41	6.07	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.24	6.78	0.00
Rydex VT S&P 500 2x Strategy Fund	3.32	4.67	0.00
Rydex VT U.S. Government Money Market Fund	9.72	9.36	0.00
Van Eck Worldwide Hard Assets Fund	7.04	10.62	0.00
Van Kampen LIT Growth and Income Portfolio	6.90	8.23	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	8.85	11.08	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.13	10.03	0.00
Van Kampen UIF Mid Cap Growth Portfolio	5.88	8.90	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.26	8.38	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.78	7.15	0.00

Table 1 – 1.65% Asset Charge

Base Contract - No Riders
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Adaptive Allocation Portfolio	9.59	7.74	0.00
AIM V.I. Basic Value Series II	10.58	5.01	0.00
AIM V.I. Global Real Estate Series II	11.82	6.43	0.00
AIM V.I. International Growth Series II	12.41	7.26	0.00
AIM V.I. Mid Cap Core Equity Series II	11.18	7.84	0.00
Alger American SmallCap Growth Portfolio	24.74	12.99	0.00
American Century VP Income & Growth Fund	16.08	10.32	0.00
American Century VP International Fund	21.64	11.73	0.00
American Century VP Large Company Value Fund	11.87	7.31	0.00
American Century VP Mid Cap Value Fund	12.20	9.06	0.00
American Century VP Ultra Fund	11.31	6.49	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.36	4.90	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.17	7.01	0.00
DireXion Dynamic HY Bond Fund	9.83	8.70	15445.75
DireXion Evolution Managed Bond Fund	10.10	10.25	0.00
DireXion Evolution Managed Equity Fund	9.96	7.22	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	11.13	7.16	0.00
Dreyfus VIF Appreciation Portfolio	11.73	8.11	0.00
Dreyfus VIF International Value Portfolio	10.83	6.66	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.63	6.25	0.00
PIMCO VIT All Asset Portfolio	11.54	9.54	0.00
PIMCO VIT High Yield Portfolio	10.69	8.04	17074.68
PIMCO VIT Low Duration Portfolio	10.80	10.57	527.93
PIMCO VIT Real Return Portfolio	11.03	10.08	542.60
PIMCO VIT Total Return Portfolio	11.05	11.38	488.17
ProFund Access VP High Yield	10.48	9.83	0.00
ProFund VP Asia 30	16.65	8.05	0.00
ProFund VP Banks	7.65	3.99	0.00
ProFund VP Basic Materials	12.75	6.09	0.00
ProFund VP Bear	9.34	12.85	0.00
ProFund VP Biotechnology	9.94	9.95	0.00
ProFund VP Bull	10.98	6.73	0.00
ProFund VP Consumer Goods	11.61	8.37	0.00
ProFund VP Consumer Services	9.75	6.58	0.00
ProFund VP Dow 30	12.55	7.76	0.00
ProFund VP Emerging Markets	10.08	4.95	0.00
ProFund VP Europe 30	11.73	6.46	0.00
ProFund VP Falling U.S. Dollar	9.93	9.27	0.00
ProFund VP Financials	8.74	4.25	0.00
ProFund VP Health Care	11.23	8.36	0.00
ProFund VP Industrials	11.03	6.46	0.00
ProFund VP International	9.76	5.34	0.00
ProFund VP Internet	10.84	5.88	0.00
ProFund VP Japan	9.15	5.33	0.00
ProFund VP Large-Cap Growth	11.19	7.10	0.00
ProFund VP Large-Cap Value	10.74	6.29	0.00
ProFund VP Mid-Cap	9.99	6.06	0.00
ProFund VP Mid-Cap Growth	10.67	6.42	0.00
ProFund VP Mid-Cap Value	9.99	6.26	0.00
ProFund VP Money Market	10.36	10.27	198537.42
ProFund VP NASDAQ-100	11.83	6.69	0.00
ProFund VP Oil & Gas	13.48	8.36	0.00
ProFund VP Pharmaceuticals	11.00	8.71	0.00
ProFund VP Precious Metals	10.43	7.10	0.00
ProFund VP Real Estate	9.46	5.47	0.00
ProFund VP Rising Rates Opportunity	8.64	5.27	0.00
ProFund VP Semiconductor	9.56	4.72	0.00
ProFund VP Short Dow 30	8.90	10.99	0.00
ProFund VP Short Emerging Markets	9.88	12.85	0.00
ProFund VP Short International	10.21	13.89	0.00
ProFund VP Short Mid-Cap	9.76	12.65	0.00
ProFund VP Short NASDAQ-100	8.57	12.49	0.00
ProFund VP Short Small-Cap	10.07	12.29	0.00
ProFund VP Small-Cap	9.69	6.16	0.00
ProFund VP Small-Cap Growth	9.99	6.48	0.00
ProFund VP Small-Cap Value	9.33	6.36	0.00
ProFund VP Technology	11.67	6.39	0.00
ProFund VP Telecommunications	12.63	8.15	0.00
ProFund VP U.S. Government Plus	11.88	17.50	0.00
ProFund VP UltraBull	11.22	3.60	0.00
ProFund VP UltraMid-Cap	9.87	3.16	0.00
ProFund VP UltraNASDAQ-100	12.80	3.43	0.00
ProFund VP UltraShort Dow 30	10.00	13.70	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.57	0.00
ProFund VP UltraSmall-Cap	8.52	2.83	0.00
ProFund VP Utilities	13.45	9.17	0.00
Rydex VT Dow 2x Strategy Fund	12.38	4.66	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.66	12.11	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.76	3.44	0.00
Rydex VT S&P 500 2x Strategy Fund	11.20	3.53	0.00
Rydex VT U.S. Government Money Market Fund	10.13	10.08	0.00
Van Eck Worldwide Hard Assets Fund	14.16	7.48	0.00
Van Kampen LIT Growth and Income Portfolio	10.98	7.32	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.24	9.40	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.31	6.51	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.95	6.25	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.54	6.65	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.08	6.14	0.00

Table 2 – 3.90% Asset Charge

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC Rider

Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Adaptive Allocation Portfolio	9.46	7.46	0.00
AIM V.I. Basic Value Series II	10.19	4.71	0.00
AIM V.I. Global Real Estate Series II	11.39	6.05	0.00
AIM V.I. International Growth Series II	11.95	6.83	0.00
AIM V.I. Mid Cap Core Equity Series II	10.77	7.38	0.00
Alger American SmallCap Growth Portfolio	11.44	5.87	0.00
American Century VP Income & Growth Fund	10.42	6.54	0.00
American Century VP International Fund	12.04	6.38	0.00
American Century VP Large Company Value Fund	10.42	6.27	0.00
American Century VP Mid Cap Value Fund	10.19	7.40	0.00
American Century VP Ultra Fund	11.08	6.22	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.02	4.62	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.75	6.60	0.00
DireXion Dynamic HY Bond Fund	9.47	8.20	0.00
DireXion Evolution Managed Bond Fund	9.73	9.65	0.00
DireXion Evolution Managed Equity Fund	9.60	6.80	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.72	6.74	0.00
Dreyfus VIF Appreciation Portfolio	11.30	7.64	0.00
Dreyfus VIF International Value Portfolio	10.43	6.27	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.82	4.96	0.00
PIMCO VIT All Asset Portfolio	11.11	8.99	0.00
PIMCO VIT High Yield Portfolio	10.30	7.57	0.00
PIMCO VIT Low Duration Portfolio	10.40	9.95	0.00
PIMCO VIT Real Return Portfolio	10.63	9.49	0.00
PIMCO VIT Total Return Portfolio	10.65	10.72	0.00
ProFund Access VP High Yield	10.09	9.26	0.00
ProFund VP Asia 30	16.03	7.58	0.00
ProFund VP Banks	7.37	3.76	0.00
ProFund VP Basic Materials	12.28	5.73	0.00
ProFund VP Bear	8.99	12.10	0.00
ProFund VP Biotechnology	9.57	9.37	0.00
ProFund VP Bull	10.58	6.34	0.00
ProFund VP Consumer Goods	11.18	7.88	0.00
ProFund VP Consumer Services	9.39	6.20	0.00
ProFund VP Dow 30	12.09	7.30	0.00
ProFund VP Emerging Markets	10.07	4.83	0.00
ProFund VP Europe 30	11.29	6.08	0.00
ProFund VP Falling U.S. Dollar	9.91	9.04	0.00
ProFund VP Financials	8.42	4.00	0.00
ProFund VP Health Care	10.82	7.87	0.00
ProFund VP Industrials	10.63	6.08	0.00
ProFund VP International	9.74	5.21	0.00
ProFund VP Internet	10.44	5.54	0.00
ProFund VP Japan	8.81	5.01	0.00
ProFund VP Large-Cap Growth	10.78	6.68	0.00
ProFund VP Large-Cap Value	10.34	5.92	0.00
ProFund VP Mid-Cap	9.97	5.91	0.00
ProFund VP Mid-Cap Growth	10.27	6.04	0.00
ProFund VP Mid-Cap Value	9.63	5.90	0.00
ProFund VP Money Market	9.98	9.67	0.00
ProFund VP NASDAQ-100	11.40	6.30	0.00
ProFund VP Oil & Gas	12.98	7.87	0.00
ProFund VP Pharmaceuticals	10.59	8.20	0.00
ProFund VP Precious Metals	10.04	6.69	0.00
ProFund VP Real Estate	9.11	5.15	0.00
ProFund VP Rising Rates Opportunity	8.32	4.96	0.00
ProFund VP Semiconductor	9.21	4.45	0.00
ProFund VP Short Dow 30	8.57	10.35	0.00
ProFund VP Short Emerging Markets	9.86	12.54	0.00
ProFund VP Short International	10.20	13.55	0.00
ProFund VP Short Mid-Cap	9.40	11.92	0.00
ProFund VP Short NASDAQ-100	8.25	11.76	0.00
ProFund VP Short Small-Cap	9.70	11.57	0.00
ProFund VP Small-Cap	9.34	5.80	0.00
ProFund VP Small-Cap Growth	9.63	6.11	0.00
ProFund VP Small-Cap Value	8.98	5.99	0.00
ProFund VP Technology	11.24	6.01	0.00
ProFund VP Telecommunications	12.17	7.67	0.00
ProFund VP U.S. Government Plus	11.44	16.48	0.00
ProFund VP UltraBull	10.80	3.39	0.00
ProFund VP UltraMid-Cap	9.51	2.97	0.00
ProFund VP UltraNASDAQ-100	12.33	3.23	0.00
ProFund VP UltraShort Dow 30	9.98	13.37	0.00
ProFund VP UltraShort NASDAQ-100	9.79	17.15	0.00
ProFund VP UltraSmall-Cap	8.21	2.67	0.00
ProFund VP Utilities	12.96	8.64	0.00
Rydex VT Dow 2x Strategy Fund	11.92	4.39	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.37	11.41	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.29	3.24	0.00
Rydex VT S&P 500 2x Strategy Fund	10.79	3.32	0.00
Rydex VT U.S. Government Money Market Fund	10.00	9.72	0.00
Van Eck Worldwide Hard Assets Fund	13.64	7.04	0.00
Van Kampen LIT Growth and Income Portfolio	10.58	6.90	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.83	8.85	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.74	6.13	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.51	5.88	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.11	6.26	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.71	5.78	0.00

Table 1 – 1.65% Asset Charge

Base Contract - No Riders
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
AIM V.I. Basic Value Series II	10.62	10.58	0.00
AIM V.I. Global Real Estate Series II	12.76	11.82	0.00
AIM V.I. International Growth Series II	11.02	12.41	0.00
AIM V.I. Mid Cap Core Equity Series II	10.40	11.18	0.00
Alger American Small Capitalization	21.45	24.74	0.00
American Century VP Income & Growth Fund	16.42	16.08	0.00
American Century VP International Fund	18.66	21.64	0.00
American Century VP Large Company Value Fund	12.24	11.87	0.00
American Century VP Mid Cap Value Fund	12.72	12.20	0.00
American Century VP Ultra Fund	9.51	11.31	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.91	9.36	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.15	11.17	0.00
Critical Math VIT Portfolio	10.00	9.59	0.00
DireXion Dynamic HY Bond Fund	10.22	9.83	9,431.49
DireXion Evolution All-Cap Equity Fund	9.83	9.96	0.00
DireXion Evolution Managed Bond Fund	10.15	10.10	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.53	11.13	0.00
Dreyfus VIF Appreciation Portfolio	11.16	11.73	0.00
Dreyfus VIF International Value Portfolio	10.59	10.83	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.72	9.63	0.00
PIMCO VIT All Asset Portfolio	10.85	11.54	0.00
PIMCO VIT High Yield Portfolio	10.52	10.69	8,665.56
PIMCO VIT Low Duration Portfolio	10.23	10.80	0.00
PIMCO VIT Real Return Portfolio	10.15	11.03	0.00
PIMCO VIT Total Return Portfolio	10.35	11.05	0.00
ProFund Access VP High Yield	10.13	10.48	0.00
ProFund VP Asia 30	11.46	16.65	0.00
ProFund VP Banks	10.70	7.65	0.00
ProFund VP Basic Materials	9.92	12.75	0.00
ProFund VP Bear	9.44	9.34	0.00
ProFund VP Biotechnology	10.22	9.94	0.00
ProFund VP Bull	10.78	10.98	0.00
ProFund VP Consumer Goods	10.97	11.61	0.00
ProFund VP Consumer Services	10.80	9.75	0.00
ProFund VP Dow 30	11.30	12.55	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.41	11.73	0.00
ProFund VP Falling U.S. Dollar	10.00	9.93	0.00
ProFund VP Financials	10.99	8.74	0.00
ProFund VP Health Care	10.71	11.23	0.00
ProFund VP Industrials	10.04	11.03	0.00
ProFund VP International	10.00	9.76	0.00
ProFund VP Internet	10.00	10.84	0.00
ProFund VP Japan	10.34	9.15	0.00
ProFund VP Large-Cap Growth	10.64	11.19	0.00
ProFund VP Large-Cap Value	10.90	10.74	0.00
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.71	10.67	0.00
ProFund VP Mid-Cap Value	10.06	9.99	0.00
ProFund VP Money Market	10.15	10.36	15,430.57
ProFund VP NASDAQ-100	10.23	11.83	0.00
ProFund VP Oil & Gas	10.35	13.48	0.00
ProFund VP Pharmaceuticals	10.93	11.00	0.00
ProFund VP Precious Metals	8.66	10.43	0.00
ProFund VP Real Estate	11.97	9.46	0.00
ProFund VP Rising Rates Opportunity	9.26	8.64	0.00
ProFund VP Semiconductor	9.08	9.56	0.00
ProFund VP Short Dow 30	9.30	8.90	0.00
ProFund VP Short Emerging Markets	10.00	9.88	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.21	9.76	0.00
ProFund VP Short NASDAQ-100	9.85	8.57	0.00
ProFund VP Short Small-Cap	9.79	10.07	0.00
ProFund VP Small-Cap	10.08	9.69	0.00
ProFund VP Small-Cap Growth	9.77	9.99	0.00
ProFund VP Small-Cap Value	10.22	9.33	0.00
ProFund VP Technology	10.37	11.67	0.00
ProFund VP Telecommunications	11.85	12.63	0.00
ProFund VP U.S. Government Plus	10.97	11.88	0.00
ProFund VP UltraBull	11.31	11.22	0.00
ProFund VP UltraMid-Cap	9.47	9.87	0.00
ProFund VP Ultra NASDAQ-100	10.13	12.80	0.00
ProFund VP UltraShort Dow 30	10.00	10.00	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.98	8.52	0.00
ProFund VP Utilities	11.81	13.45	0.00
Rydex VT Dow 2x Strategy Fund	11.64	12.38	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.55	7.66	0.00
Rydex VT OTC 2x Strategy Fund	10.12	12.76	0.00
Rydex VT S&P 500 2x Strategy Fund	11.32	11.20	0.00
Rydex VT U.S. Government Money Market Fund	9.91	10.13	0.00
Van Eck Worldwide Hard Assets Fund	9.94	14.16	0.00
Van Kampen LIT Growth and Income Portfolio	10.89	10.98	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.75	11.24	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.08	15.31	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.91	11.95	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.89	11.54	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.39	10.08	0.00

Table 2 – 3.90% Asset Charge

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC Rider

Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
AIM V.I. Basic Value Series II	10.46	10.19	0.00
AIM V.I. Global Real Estate Series II	12.57	11.39	0.00
AIM V.I. International Growth Series II	10.86	11.95	0.00
AIM V.I. Mid Cap Core Equity Series II	10.25	10.77	0.00
Alger American Small Capitalization	10.15	11.44	0.00
American Century VP Income & Growth Fund	10.88	10.42	0.00
American Century VP International Fund	10.62	12.04	0.00
American Century VP Large Company Value Fund	10.99	10.42	0.00
American Century VP Mid Cap Value Fund	10.86	10.19	0.00
American Century VP Ultra Fund	9.53	11.08	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.76	9.02	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.99	10.75	0.00
Critical Math VIT Portfolio	10.00	9.46	0.00
DireXion Dynamic HY Bond Fund	10.07	9.47	0.00
DireXion Evolution All-Cap Equity Fund	9.68	9.60	0.00
DireXion Evolution Managed Bond Fund	10.00	9.73	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.37	10.72	0.00
Dreyfus VIF Appreciation Portfolio	11.00	11.30	0.00
Dreyfus VIF International Value Portfolio	10.44	10.43	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.74	7.82	0.00
PIMCO VIT All Asset Portfolio	10.69	11.11	0.00
PIMCO VIT High Yield Portfolio	10.36	10.30	0.00
PIMCO VIT Low Duration Portfolio	10.08	10.40	0.00
PIMCO VIT Real Return Portfolio	10.00	10.63	0.00
PIMCO VIT Total Return Portfolio	10.19	10.65	0.00
ProFund Access VP High Yield	9.98	10.09	0.00
ProFund VP Asia 30	11.29	16.03	0.00
ProFund VP Banks	10.54	7.37	0.00
ProFund VP Basic Materials	9.77	12.28	0.00
ProFund VP Bear	9.30	8.99	0.00
ProFund VP Biotechnology	10.07	9.57	0.00
ProFund VP Bull	10.62	10.58	0.00
ProFund VP Consumer Goods	10.80	11.18	0.00
ProFund VP Consumer Services	10.64	9.39	0.00
ProFund VP Dow 30	11.13	12.09	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.25	11.29	0.00
ProFund VP Falling U.S. Dollar	10.00	9.91	0.00
ProFund VP Financials	10.83	8.42	0.00
ProFund VP Health Care	10.55	10.82	0.00
ProFund VP Industrials	9.89	10.63	0.00
ProFund VP International	10.00	9.74	0.00
ProFund VP Internet	9.86	10.44	0.00
ProFund VP Japan	10.19	8.81	0.00
ProFund VP Large-Cap Growth	10.48	10.78	0.00
ProFund VP Large-Cap Value	10.74	10.34	0.00
ProFund VP Mid-Cap	10.00	9.97	0.00
ProFund VP Mid-Cap Growth	9.56	10.27	0.00
ProFund VP Mid-Cap Value	9.92	9.63	0.00
ProFund VP Money Market	10.00	9.98	0.00
ProFund VP NASDAQ-100	10.08	11.40	0.00
ProFund VP Oil & Gas	10.19	12.98	0.00
ProFund VP Pharmaceuticals	10.76	10.59	0.00
ProFund VP Precious Metals	8.53	10.04	0.00
ProFund VP Real Estate	11.79	9.11	0.00
ProFund VP Rising Rates Opportunity	9.13	8.32	0.00
ProFund VP Semiconductor	8.94	9.21	0.00
ProFund VP Short Dow 30	9.16	8.57	0.00
ProFund VP Short Emerging Markets	10.00	9.86	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.06	9.40	0.00
ProFund VP Short NASDAQ-100	9.71	8.25	0.00
ProFund VP Short Small-Cap	9.65	9.70	0.00
ProFund VP Small-Cap	9.93	9.34	0.00
ProFund VP Small-Cap Growth	9.62	9.63	0.00
ProFund VP Small-Cap Value	10.07	8.98	0.00
ProFund VP Technology	10.22	11.24	0.00
ProFund VP Telecommunications	11.67	12.17	0.00
ProFund VP U.S. Government Plus	10.80	11.44	0.00
ProFund VP UltraBull	11.14	10.80	0.00
ProFund VP UltraMid-Cap	9.33	9.51	0.00
ProFund VP Ultra NASDAQ-100	9.98	12.33	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.79	0.00
ProFund VP UltraSmall-Cap	9.83	8.21	0.00
ProFund VP Utilities	11.64	12.96	0.00
Rydex VT Dow 2x Strategy Fund	11.47	11.92	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.43	7.37	0.00
Rydex VT OTC 2x Strategy Fund	9.97	12.29	0.00
Rydex VT S&P 500 2x Strategy Fund	11.15	10.79	0.00
Rydex VT U.S. Government Money Market Fund	10.01	10.00	0.00
Van Eck Worldwide Hard Assets Fund	9.80	13.64	0.00
Van Kampen LIT Growth and Income Portfolio	10.73	10.58	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.59	10.83	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.92	14.74	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.76	11.51	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.73	11.11	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.21	9.71	0.00

Table 1 – 1.65% Asset Charge

Base Contract - No Riders
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
AIM V.I. Basic Value Series II	10.00	10.62	0.00
AIM V.I. Global Real Estate Series II	10.00	12.76	0.00
AIM V.I. International Growth Series II	10.00	11.02	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.40	0.00
Alger American Small Capitalization	18.17	21.45	0.00
American Century VP Income & Growth Fund	14.29	16.42	0.00
American Century VP International Fund	15.21	18.66	0.00
American Century VP Large Company Value Fund	10.39	12.24	0.00
American Century VP Mid Cap Value Fund	10.75	12.72	0.00
American Century VP Ultra Fund	10.01	9.51	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.91	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.15	0.00
DireXion Dynamic HY Bond Fund	10.00	10.22	0.00
DireXion Evolution Managed Bond Fund	10.00	10.15	0.00
DireXion Evolution All-Cap Equity Fund	10.00	9.83	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.16	0.00
Dreyfus VIF International Value Portfolio	10.00	10.59	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.53	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.61	11.72	0.00
PIMCO VIT All Asset Portfolio	10.00	10.85	0.00
PIMCO VIT High Yield Portfolio	10.00	10.52	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.23	0.00
PIMCO VIT Real Return Portfolio	10.00	10.15	0.00
PIMCO VIT Total Return Portfolio	10.00	10.35	0.00
ProFund Access VP High Yield	10.00	10.13	0.00
ProFund VP Asia 30	10.00	11.46	0.00
ProFund VP Banks	10.00	10.70	0.00
ProFund VP Basic Materials	10.00	9.92	0.00
ProFund VP Bear	10.00	9.44	0.00
ProFund VP Biotechnology	10.00	10.22	0.00
ProFund VP Bull	10.00	10.78	0.00
ProFund VP Consumer Goods	10.00	10.97	0.00
ProFund VP Consumer Services	10.00	10.80	0.00
ProFund VP Dow 30	10.00	11.30	0.00
ProFund VP Europe 30	10.00	10.41	0.00
ProFund VP Financials	10.00	10.99	0.00
ProFund VP Health Care	10.00	10.71	0.00
ProFund VP Industrials	10.00	10.04	0.00
ProFund VP Internet	10.00	10.00	0.00
ProFund VP Japan	10.00	10.34	0.00
ProFund VP Large-Cap Growth	10.00	10.64	0.00
ProFund VP Large-Cap Value	10.00	10.90	0.00
ProFund VP Mid-Cap Growth	10.00	9.71	0.00
ProFund VP Mid-Cap Value	10.00	10.06	0.00
ProFund VP Money Market	10.00	10.15	0.00
ProFund VP Oil & Gas	10.00	10.35	0.00
ProFund VP OTC	10.00	10.23	0.00
ProFund VP Pharmaceuticals	10.00	10.93	0.00
ProFund VP Precious Metals	10.00	8.66	0.00
ProFund VP Real Estate	10.00	11.97	0.00
ProFund VP Rising Rates Opportunity	10.00	9.26	0.00
ProFund VP Semiconductor	10.00	9.08	0.00
ProFund VP Short Dow 30	10.00	9.30	0.00
ProFund VP Short Mid-Cap	10.00	10.21	0.00
ProFund VP Short OTC	10.00	9.85	0.00
ProFund VP Short Small-Cap	10.00	9.79	0.00
ProFund VP Small-Cap	10.00	10.08	0.00
ProFund VP Small-Cap Growth	10.00	9.77	0.00
ProFund VP Small-Cap Value	10.00	10.22	0.00
ProFund VP Technology	10.00	10.37	0.00
ProFund VP Telecommunications	10.00	11.85	0.00
ProFund VP U.S. Government Plus	10.00	10.97	0.00
ProFund VP UltraBull	10.00	11.31	0.00
ProFund VP UltraMid-Cap	10.00	9.47	0.00
ProFund VP UltraOTC	10.00	10.13	0.00
ProFund VP UltraSmall-Cap	10.00	9.98	0.00
ProFund VP Utilities	10.00	11.81	0.00
Rydex VT Dynamic Dow Fund	10.00	11.64	0.00
Rydex VT Dynamic OTC Fund	10.00	10.12	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.32	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.55	0.00
Rydex VT U.S. Government Money Market Fund	9.71	9.91	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.94	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.89	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.75	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.08	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.91	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.89	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.39	0.00

Table 2 – 3.90% Asset Charge

Base Contract with 5% Extra Credit Rider; Estate Planning Rider and GMDB Rider with 6% Roll-Up; And GMIB Plus Rider
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
AIM V.I. Basic Value Series II	10.00	10.46	0.00
AIM V.I. Global Real Estate Series II	10.00	12.57	0.00
AIM V.I. International Growth Series II	10.00	10.86	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.25	0.00
Alger American Small Capitalization	10.00	10.15	0.00
American Century VP Income & Growth Fund	10.00	10.88	0.00
American Century VP International Fund	10.00	10.62	0.00
American Century VP Large Company Value Fund	10.00	10.99	0.00
American Century VP Mid Cap Value Fund	10.00	10.86	0.00
American Century VP Ultra Fund	10.00	9.53	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.76	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	10.99	0.00
DireXion Dynamic HY Bond Fund	10.00	10.07	0.00
DireXion Evolution Managed Bond Fund	10.00	10.00	0.00
DireXion Evolution All-Cap Equity Fund	10.00	9.68	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.00	0.00
Dreyfus VIF International Value Portfolio	10.00	10.44	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.37	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.00	9.74	0.00
PIMCO VIT All Asset Portfolio	10.00	10.69	0.00
PIMCO VIT High Yield Portfolio	10.00	10.36	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.08	0.00
PIMCO VIT Real Return Portfolio	10.00	10.00	0.00
PIMCO VIT Total Return Portfolio	10.00	10.19	0.00
ProFund Access VP High Yield	10.00	9.98	0.00
ProFund VP Asia 30	10.00	11.29	0.00
ProFund VP Banks	10.00	10.54	0.00
ProFund VP Basic Materials	10.00	9.77	0.00
ProFund VP Bear	10.00	9.30	0.00
ProFund VP Biotechnology	10.00	10.07	0.00
ProFund VP Bull	10.00	10.62	0.00
ProFund VP Consumer Goods	10.00	10.80	0.00
ProFund VP Consumer Services	10.00	10.64	0.00
ProFund VP Dow 30	10.00	11.13	0.00
ProFund VP Europe 30	10.00	10.25	0.00
ProFund VP Financials	10.00	10.83	0.00
ProFund VP Health Care	10.00	10.55	0.00
ProFund VP Industrials	10.00	9.89	0.00
ProFund VP Internet	10.00	9.86	0.00
ProFund VP Japan	10.00	10.19	0.00
ProFund VP Large-Cap Growth	10.00	10.48	0.00
ProFund VP Large-Cap Value	10.00	10.74	0.00
ProFund VP Mid-Cap Growth	10.00	9.56	0.00
ProFund VP Mid-Cap Value	10.00	9.92	0.00
ProFund VP Money Market	10.00	10.00	0.00
ProFund VP Oil & Gas	10.00	10.19	0.00
ProFund VP OTC	10.00	10.08	0.00
ProFund VP Pharmaceuticals	10.00	10.76	0.00
ProFund VP Precious Metals	10.00	8.53	0.00
ProFund VP Real Estate	10.00	11.79	0.00
ProFund VP Rising Rates Opportunity	10.00	9.13	0.00
ProFund VP Semiconductor	10.00	8.94	0.00
ProFund VP Short Dow 30	10.00	9.16	0.00
ProFund VP Short Mid-Cap	10.00	10.06	0.00
ProFund VP Short OTC	10.00	9.71	0.00
ProFund VP Short Small-Cap	10.00	9.65	0.00
ProFund VP Small-Cap	10.00	9.93	0.00
ProFund VP Small-Cap Growth	10.00	9.62	0.00
ProFund VP Small-Cap Value	10.00	10.07	0.00
ProFund VP Technology	10.00	10.22	0.00
ProFund VP Telecommunications	10.00	11.67	0.00
ProFund VP U.S. Government Plus	10.00	10.80	0.00
ProFund VP UltraBull	10.00	11.14	0.00
ProFund VP UltraMid-Cap	10.00	9.33	0.00
ProFund VP UltraOTC	10.00	9.98	0.00
ProFund VP UltraSmall-Cap	10.00	9.83	0.00
ProFund VP Utilities	10.00	11.64	0.00
Rydex VT Dynamic Dow Fund	10.00	11.47	0.00
Rydex VT Dynamic OTC Fund	10.00	9.97	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.15	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.43	0.00
Rydex VT U.S. Government Money Market Fund	10.00	10.01	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.80	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.73	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.59	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.92	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.76	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.73	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.21	0.00

Appendix I

Five for Life Plus Rider – Examples

Basic Calculations

Example 1: Assume You select the Five for Life Plus Rider when You purchase Your contract, You are age 65 and Your initial premium is $100,000.

•        Your Guaranteed Payment Balance (GPB) is $100,000, which is Your initial premium.

•        Your GPA  is $7,000, which is 7% of Your initial GPB.

•        Your LPA  is $5,000, which is 5% of Your initial GPB.

Example 2: Assume the same facts as Example 1.  If You make an additional premium payment of $50,000, then:

•        Your GPB  would be $150,000, which is Your prior GPB  ($100,000) plus Your additional premium payment ($50,000).

•        Your GPA  is $10,500, which is Your prior GPA  ($7,000) plus 7% of Your additional premium payment ($3,500).

•        Your LPA  is $7,500, which is Your prior LPA  ($5,000) plus 5% of Your additional premium payment ($2,500).

Example 3: Assume the same facts as Example 1.  If You withdraw the maximum LPA  ($5,000) before the end of the first contract year, then

•        Your GPB  becomes $95,000, which is Your prior GPB  ($100,000) minus the LPA  withdrawal ($5,000).

•        Your GPA  for the next year remains $7,000, because You did not take more than the maximum GPA  ($7,000).

•        Your LPA  for the next year remains $5,000, because You did not take more than the maximum LPA  ($5,000).

Example 4: Assume the same facts as Example 1, except the issue age is 64. You would not have an LPA  benefit until age 65. On Your first contract anniversary You would be 65, so Your LPA  would calculate.

•        Your GPB  is $100,000, which was Your initial premium.

•        Your GPA  is $7,000, which is 7% of Your initial GPB.

•        Your LPA  would be $5,000, which is 5% of Your GPB  ($100,000) on Your contract anniversary.

Withdrawals for more than Your GPA

Example 5: Assume the same facts as Example 1.  If You withdraw $40,000 and Your accumulation value is $150,000 at the time of withdrawal, then

•        Your GBP is $60,000, which is the lesser of Your new accumulation value ($110,000) and Your GPB  prior to the withdrawal minus the withdrawal ($60,000).

•        Your GPA  is $7,000, which is the lesser of Your GPA  prior to the withdrawal ($7,000) and 7% times the greater of Your accumulation value ($110,000) and Your GPB  ($60,000) after the withdrawal.

•        Your LPA  is $5,000, which is the lesser of Your LPA  prior to the withdrawal ($5,000) and 5% times the greater of Your accumulation value ($110,000) and Your GPB  ($60,000) after the withdrawal.

Example 6: Assume the same facts as Example 1.  If You withdraw $60,000 and Your accumulation value is $150,000 at the time of withdrawal, then

•        Your GBP is $40,000, which is the lesser of Your new accumulation value ($90,000) and Your GPB  prior to the withdrawal minus the withdrawal ($40,000).

•        Your GPA  is $6,300, which is the lesser of Your GPA  prior to the withdrawal ($7,000) and 7% times the greater of Your accumulation value ($90,000) and Your GPB  ($40,000) after the withdrawal.

•        Your LPA  is $4,500, which is the lesser of Your LPA  prior to the withdrawal ($5,000) and 5% times the greater of Your accumulation value ($90,000) and Your GPB  ($40,000) after the withdrawal.

Example 7: Assume the same facts as Example 1.  If You withdraw $40,000 and Your accumulation value is $90,000 at the time of withdrawal, then

•        Your GBP is $50,000, which is the lesser of Your new accumulation value ($50,000) and Your GPB  prior to the withdrawal minus the withdrawal ($60,000).

•        Your GPA  is $4,200, which is the lesser of Your GPA  prior to the withdrawal ($7,000) and 7% times the greater of Your accumulation value ($50,000) and Your GPB  ($50,000) after the withdrawal.

•        Your LPA  is $2,500, which is the lesser of Your LPA  prior to the withdrawal ($5,000) and 5% times the greater of Your accumulation value ($50,000) and Your GPB  ($50,000) after the withdrawal.

Step-Up

Example 8: Assume the same facts as in Example 1. If You elect to “Step-Up” Your benefit after the 1st contract anniversary following the addition of this rider to Your contract, assuming You have made no withdrawals during the first year the rider has been in force, and Your accumulation value at the time of step up is $120,000, then

•        Your GPB  is $120,000, which is Your accumulation value on the Step-Up Date.

•        Your new GPA  is $8,400, which is the greater of Your GPA  prior to Step-Up ($7,000) and 7% of Your new GPB  ($120,000).

•        Your new LPA  is $6,000, which is the greater of Your LPA  prior to Step-Up ($5,000) and 5% of Your new GPB  ($120,000).

Example 9: Assume the same facts as in Example 1. If You had taken $5,000 withdrawals each of Your first 5 contract years, Your GPB  would be $75,000.  If You elect to “Step-Up” Your benefit after the 5th contract anniversary and Your accumulation value at the time of step up is $90,000, then

•        Your GPB  is $90,000, which is Your accumulation value on the Step-Up Date.

•        Your new GPA  is $7,000, which is the greater of Your GPA  prior to Step-Up ($7,000) and 7% of Your new GPB  ($90,000).

•        Your new LPA  is $5,000, which is the greater of Your LPA  prior to Step-Up ($5,000) and 5% of Your new GPB  ($90,000).

Bonus Credit

Example 10: Assume the same facts as in Example 1. If You have not taken any withdrawals as of Your first contract anniversary, You would get a Bonus Credit, then

•        Your GPB  is $102,000, which is Your GPB  prior to the Bonus Credit ($100,000) plus 2% of Your initial GPB  ($100,000).

•        Your GPA  is $7,140, which is the greater of Your GPA  prior to the Bonus Credit ($7,000) and 7% of Your current GPB  ($102,000).

•        Your LPA  is $5,100, which is the greater of Your LPA  prior to the Bonus Credit ($5,000) and 5% of Your current GPB  ($102,000).

Example 11: Assume the same facts as in Example 3. Since You took a withdrawal in year 1, You would not get a Bonus Credit in year 1.  If You have not taken any withdrawals in year 2, You would get a Bonus Credit, then

•        Your GPB  is $97,000, which is Your GPB  prior to the Bonus Credit ($95,000) plus 2% of Your initial GPB  ($100,000).

•        Your GPA  is $7,000, which is the greater of Your GPA  prior to the Bonus Credit ($7,000) and 7% of Your current GPB  ($97,000).

•        Your LPA  is $5,000, which is the greater of Your LPA  prior to the Bonus Credit ($5,000) and 5% of Your current GPB  ($97,000).

Example 12:  Assume the same facts as in Example 11.  Since You took a withdrawal in year 1, You would not get a bonus credit in year 1.  Since You did not take a withdrawal in year 2, You would receive a bonus credit in year 2.  Now assume You took a withdrawal in year 3 for $50,000.  You would not get a bonus credit in year 3 and, because the $50,000 exceeds Your GPA  of $7,000, You will not be eligible to receive any more bonus credits, even if You do not take withdrawals in years 4 and 5.

Additional Examples

Example 13: Assume the same facts as in Example 1, except the issue age is 60.  Since the issue age is 60, the LPA  would not calculate for 5 years (until age 65).  Assume You take withdrawals of $5,000 each of the first 5 years, then

•        Your GPB  is $75,000, which is Your initial GPB  ($100,000) minus $5,000 for 5 years.

•        Your GPA  is $7,000, which is Your initial GPA  ($7,000), since You have not taken more than Your GPA  in any contract year.

•        Your initial LPA  is $3,750, which is 5% times Your GPB  ($75,000) on Your 5th contract anniversary.

Example 14: Assume the same facts as in Example 13.  If You take a withdrawal for $4,000 which is greater than Your LPA, but less than Your GPA, then Your LPA  would recalculate, and

•        Your GPB  is $71,000, which is Your prior GPB  ($75,000) minus Your withdrawal ($4,000) since the withdrawal was less than the GPA.

•        Your GPA  for the next year remains $7,000, because You did not take more than the maximum GPA  ($7,000).

•        Your LPA  is $3,550, which is 5% times Your GPB  ($71,000).

Appendix II

GMIB Plus Rider

Example 1:  Assumes a 55 year old male elects the GMIB Plus Rider at issue.  At age 65, the contract holder wishes to annuitize for a life payout option.

Age		Contract Values

55	Initial Premium	$100,000.00

65	Base Contract Account Value	$100,000.00
	Base Contract Income Factor	4.85
	Base Contract Monthly Income Payment	$485.00

	GMIB Roll-Up Benefit	$162,889
	GMIB Annual step-up Benefit	$125,000
	GMIB Accumulation value (greater of roll-up and annual step-up benefit)	$162,889
	GMIB Income Factor	3.82
	GMIB Monthly Income Payment	$622.24

	Monthly Income Payment (greatest income payment)	$622.24

 Example 2:  Assumes the same facts as Example 1.

Age		Contract Values

55	Initial Premium	$100,000.00

65	Base Contract Account Value	$140,000.00
	Base Contract Income Factor	4.85
	Base Contract Monthly Income Payment	$679.00

	GMIB Roll-Up Benefit	$162,889
	GMIB Annual step-up Benefit	$190,000
	GMIB Accumulation value (greater of roll-up and annual step-up benefit)	$190,000
	GMIB Income Factor	3.82
	GMIB Monthly Income Payment	$725.80

	Monthly Income Payment (greatest income payment)	$725.80

Example 3:  Assumes the same facts as Example 1.

Age		Contract Values

55	Initial Premium	$100,000.00

65	Base Contract Account Value	$150,000.00
	Base Contract Income Factor	4.85
	Base Contract Monthly Income Payment	$727.50

	GMIB Roll-Up Benefit	$162,889
	GMIB Annual step-up Benefit	$160,000
	GMIB Accumulation value (greater of roll-up and annual step-up benefit)	$162,889
	GMIB Income Factor	3.82
	GMIB Monthly Income Payment	$622.24

	Monthly Income Payment (greatest income payment)	$727.50

Example 4:  Assumes a 55 year old male elects the GMIB Plus Rider at issue.  At age 65, the contract holder chooses not to annuitize and keeps the contract inforce.

Age		Contract Values

55	Initial Premium	$100,000.00

65	Base Contract Account Value before GMAB benefit	$90,000.00

	GMAB Benefit	$100,000.00

	Base Contract Account Value after GMAB benefit	$100,000.00

Example 5:  Assumes the same facts as Example 4.

Age		Contract Values

55	Initial Premium	$100,000.00

65	Base Contract Account Value before GMAB benefit	$150,000.00

	GMAB Benefit	$100,000.00

	Base Contract Account Value after GMAB benefit	$150,000.00

The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate account C including more information about commissions and distribution expenses.  A free copy of the SAI can be obtained by contacting Your registered representative or by contacting Our Principal Office at:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Fax: (866) 270-9565 (toll-free)

Information about Midland National Life Insurance Company can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the public reference room may be obtained by calling the SEC at 202-551-8090.  Reports and other information about Midland National Life Insurance Company are also available on the SEC’s Internet site at http://www.sec.gov.  Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC  20549-0102.

SEC File No. 811-07772

STATEMENT OF ADDITIONAL INFORMATION FOR THE

VECTOR II VARIABLE ANNUITY CONTRACT

Flexible Premium Deferred Variable Annuity Contract

Issued by

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(Through Midland National Life Separate Account C)

4350 Westown Parkway

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Fax: (866) 270-9565 (toll-free)

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Vector II Variable Annuity (“contract”) issued by Midland National Life Insurance Company. You may obtain a copy of the Prospectus dated May 1, 2012, by contacting Us at our Principal Office using the above address and phone numbers.  Terms used in the current Prospectus for the contract are incorporated in this document.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT and the prospectuses for all of the portfolios currently available in the contract.

Dated May 1, 2012

THE CONTRACT

Entire Contract

Changes to the Contract

Incontestability

Misstatement of Age or Sex

Non-participating

Claims of Creditors

Minimum Benefits

Ownership

Assignment

Accumulation Unit Value

Annuity Payments

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Investment Division Yield Calculation

Other Investment Division Yield Calculations

Standard Total Return Calculations

Cumulative Total Returns

Adjusted Historical Performance Data

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Required Distributions

Non-Natural Person owners

Diversification Requirements

Owner Control

Taxation of Qualified Contracts

DISTRIBUTION OF THE CONTRACT

SAFEKEEPING OF ACCOUNT ASSETS

STATE REGULATION

RECORDS AND REPORTS

LEGAL MATTERS

FINANCIAL MATTERS

OTHER INFORMATION

CONDENSED FINANCIALS

FINANCIAL STATEMENTS

THE CONTRACT

Entire Contract

The entire contract between You and Us consists of the contract, the attached written application and any attached endorsements, riders, and amendments.

Changes to the Contract

No one has the right to change any part of the contract or to waive any of its provisions unless the change is approved in writing by one of Our officers. Only our President or Secretary may modify the contract.

We may change the contract without Your consent to conform to state or federal laws or regulations.  A change will be made by attaching an endorsement to the contract.

Incontestability

We will not contest the contract.

Misstatement of Age or Sex

If the age or sex of the annuitant has been misstated, We will adjust the amount of each annuity payment to whatever the applied value would have purchased at the correct age and sex.

Any underpayments made by Us will be paid to the payee.  Any overpayments made by Us will be charged against benefits falling due after adjustment.  All underpayments and overpayments will include interest at the rate required by the jurisdiction in which the contract is delivered.

Non-participating

The contract does not participate in the surplus or profits of the Company and the Company does not pay any dividends on it.

Claims of Creditors

To the extent permitted by law, no benefits payable under the contract to a beneficiary or payee are subject to the claims of creditors.

Minimum Benefits

The annuity payments, surrender values and death benefit under the contract are not less than the minimum required by the laws of the state in which the contract is delivered.

Ownership

The contract belongs to You.  You have all rights granted by the contract, including the right to change owners and beneficiaries, subject to the rights of:

1)      Any assignee of record with Us;

2)      Any irrevocable beneficiary; and

3)      Any restricted ownership.

We must receive written notice informing Us of any change, designation or revocation.  Once recorded, a change, designation or revocation takes effect as of the date the written notice was signed.  However, We are not liable for payments made by Us before We record the written notice.  A change of owner may have adverse tax consequences.

Assignment

An assignment may have adverse tax consequences.

You may assign the contract by giving Us written notice.  The assignment does not take effect until We accept and approve it.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be responsible for the validity of any assignment. We will not be liable for any payments We make prior to recording the written notice of assignment.

This contract, or any of its riders, is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme.  This contract may not be traded on any stock exchange or secondary market.

Accumulation Unit Value

We determine accumulation unit values for each investment division of Our Separate Account at the end of each business day. The accumulation unit value for each investment division was initially set at $10.00.  The accumulation unit value for any business day is equal to the accumulation unit value for the preceding business day multiplied by the net investment factor for that division on that business day.

We determine the net investment factor for each investment division every business day as follows:

•        First, We take the net asset value per share held in the investment division at the end of the current business day plus the per share amount of any dividends or capital gain distributions on shares held in the investment divisions on the current business day; minus the per share amount of any capital loss, realized or unrealized, on shares held in the investment divisions on the current business day.

•        Then, We divide this amount by the net asset value per share held in the investment division at the close of business on the preceding business day (after giving effect to any contract transactions on that day).

•        Then, We subtract a daily asset charge for each calendar day between business days (for example, a Monday calculation may include charges for Saturday, Sunday, and Monday). The daily current charge for the basic contract, without the optional riders, is currently 0.005205%,  which is an effective annual rate of 1.90% for contracts with an accumulation value between $0 -$24,999; 0.004658% which is an annual rate of 1.75% for contracts with an accumulation value between $25,000 – $99,999 and 0.004521% which is an annual rate of 1.65% for contracts with an accumulation value of $100,000 and over.  This charge is for mortality and expense risks assumed by Us under the contract and to cover administrative costs We incur for transactions related to the Separate Account.  The daily charge, for a contract with the maximum rider charges, is currently 0.010685% which is an effective annual rate of 3.90% for contracts with an accumulation value between $0 - $24,999; 0.010137% which is an annual rate of 3.75% for contracts with an accumulation value between $25,000 - $99,999 and 0.010000 which is an annual rate of 3.65% for contracts with an accumulation value of $100,000 and over.

•    Finally, We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes.

Generally, this means that We would adjust unit values to reflect what happens to the funds, and also for any charges.

Annuity Payments

The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the investment divisions.

The amount of each variable annuity payment will be affected by the investment performance of the investment divisions. Variable payment options are not available in certain states.

The dollar amount of the first monthly variable annuity payment is computed for each investment division by applying the value in the investment division, as of a date not more than 10 business days prior to the maturity date, to the appropriate rate for the payout option selected using the age and sex (where permissible) of the annuitant. The number of annuity units for each investment division is then calculated by dividing the first variable annuity payment for that investment division by the investment division's annuity unit value as of the same date.

The dollar amount of each subsequent payment from an investment division is equal to the number of annuity units for that investment division times the annuity unit value for that investment division as of a uniformly applied date not more than 10 business days before the annuity payment is due.

The payment made to the annuitant for the first payment and all subsequent payments will be the sum of the payment amounts for each investment division.

The annuity unit value for each investment division was initially set at $10.  The Annuity Unit Value for any business day is equal to (1) multiplied by (2) multiplied by (3) where:

(1) =  the Annuity Unit Value for the preceding business day.

(2) =  the net investment factor (as described above) for that division on that business day.

(3) =  the investment result adjustment factor (0.99986634% per day), which recognizes an assumed interest rate of 5% per year used in determining the annuity payment amounts.

Transfers after the maturity date will only be allowed twice per contract year and will be made using the annuity unit value for the investment divisions on the date the request for transfer is received. On the transfer date, the number of annuity units transferred from the investment division is multiplied by the annuity unit value for that investment division to determine the value being transferred. This value is then transferred into the indicated investment division(s) by converting this value into annuity units of the proper investment division(s). The annuity units are determined by dividing the value being transferred into an investment division by the annuity unit value of the investment division on the transfer date. The transfer shall result in the same dollar amount of variable annuity payment on the date of transfer.

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Investment Division Yield Calculation

In accordance with regulations adopted by the Securities and Exchange Commission, Midland National is required to compute the Rydex VT U.S. Government Money Market Fund investment division and the ProFund VP Money Market investment division (collectively, called “the money market investment division” for the purpose of this section) current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market investment division or on their respective portfolio securities. This current annualized yield is computed for the money market investment division by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) in the value of a hypothetical account having a balance of one unit of the money market investment division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual maintenance fee, the mortality and expense risk charge, and income and expenses accrued during the period. Because of these deductions, the yield for the money market investment division of the Separate Account will be lower than the yield for the respective money market investment division or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits Midland National to disclose the effective yield of the money market investment division for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the money market investment division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market investment divisions actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market investment division or substitute funding vehicle, the types and quality of portfolio securities held by the money market investment division or substitute funding vehicle, and operating expenses. In addition, the yield figures are for the base contract only with no rider charges and do not reflect the effect of any surrender charge that may be applicable to a particular contract.

Other Investment Division Yield Calculations

Midland National may from time to time disclose the current annualized yield of one or more of the investment divisions (except the money market investment division) for 30-day periods. The annualized yield of an investment division refers to income generated by the investment division over a specified 30-day period. Because the yield is annualized, the yield generated by an investment division during the 30-day period is assumed to be generated each 30-day period. This yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

YIELD = 2 [ (a - b + 1)6 - 1 ]

cd

Where:     a =     net investment income earned during the period by the portfolio (or substitute funding vehicle) attributable to shares owned by the investment division.

                   b =    expenses accrued for the period (net of reimbursements).

                   c =     the average daily number of units outstanding during the period.

                   d =    the maximum offering price per unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all owner accounts. The yield calculations do not reflect the effect of any surrender charges that may be applicable to a particular contract. Surrender charges range from 7% to 0% of the amount of premium withdrawn depending on the elapsed time since the premium was paid.

Because of the charges and deductions imposed by the Separate Account , the yield of the investment division will be lower than the yield for the corresponding portfolio. The yield on amounts held in the investment divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The investment division's actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

Standard Total Return Calculations

Midland National may from time to time also disclose average annual total returns for one or more of the investment divisions for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P (1 + T)n = ERV

Where:            P =        a hypothetical initial payment of $1,000

                         T =        average annual total return

                         n =        number of years

        ERV =   ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period, at the end of the one, five, or ten-year period (or fractional portion thereof).

All recurring fees that are charged to all owner accounts are recognized in the ending redeemable value. This includes a contract charges factor that is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the annual $30 annual maintenance fee. This additional amount is based on an average accumulation value of $16,130 so it is calculated as 0.15% annually. The standard average annual total return calculations assume the contract is surrendered and therefore will reflect the effect of surrender charges that may be applicable to a particular period.

Midland National may disclose average annual total returns in various ways, depicting (a) whether the contract is surrendered or maintained in force (b) whether the optional Extra Credit Rider is selected; (c) whether other optional riders are selected.  Accordingly, Midland may disclose the following types of average annual total return:

1.      The contract is surrendered and has the highest possible combination of riders;

2.      The contract is surrendered, but no optional riders are selected;

3.      The contract is surrendered, the Extra Credit Rider is selected but no other optional riders are selected;

4.      The contract is not surrendered, the Extra Credit Rider is not selected, but other optional riders are selected up to the maximum rider mortality and expense risk charge of 2.0%; and

5.      The contract is not surrendered, and neither the Extra Credit Rider nor any other optional riders are selected.

Midland National may from time to time also disclose average annual total returns in a format, which assumes that the contract is kept in force through the time period shown.  Such non-standard returns will be identical to the standard format, which assumes the contract is surrendered except that the contingent deferred sales charge percentage will be assumed to be 0%.  The non-standard returns, which assume the contract is kept in-force, will only be shown in conjunction with standard returns, which assume the contract is surrendered.

Cumulative Total Returns

Midland National may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula.

CTR = [ERV/P] - 1

Where:          CTR =     the cumulative total return net of investment division recurring charges for the period.

                       ERV =     ending redeemable value of an assumed $1,000 payment at the beginning of the one, five, or  ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).

                       P      =     an assumed initial payment of $1,000.

The returns which assume the contract is kept in-force will only be shown in conjunction with returns which assume the contract is surrendered.

Midland may also disclose the value of an assumed payment of $10,000 (or other amounts) at the end of various periods of time.

Adjusted Historical Performance Data

Midland National may also disclose adjusted historical performance data for an investment division for periods before the investment division commenced operations, based on the assumption that the investment division was in existence before it actually was, and that the investment division had been invested in a particular portfolio that was in existence prior to the investment division's commencement of operations. The portfolio used for these calculations will be the actual portfolio that the investment division will invest in.

Adjusted historical performance data of this type will be calculated as follows. First, the value of an assumed $1,000 investment in the applicable portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a “contract charges” factor to reflect the charges imposed under the contract. The contract charges factor is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the annual $30 annual maintenance fee. This additional amount is based on an average accumulation value of $16,130 so it is calculated as $30 , or 0.15% annually. The total is then divided by 12 to get the monthly contract charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the investment division. The contract charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value (“ERV”) of a hypothetical $1,000 initial payment in the investment division is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.

This type of performance data may be disclosed on both an average annual total return and a cumulative total return basis.  Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales charge) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales charge).

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Midland National accepts premiums which are the proceeds of a contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code (the “Code”). We also accept “rollovers” from contracts qualifying as individual retirement annuities or accounts (IRAs), or any other Qualified contract which is eligible to “rollover” into an IRA (except 403(b) contracts). The Company differentiates between Non-Qualified contracts and IRAs to the extent necessary to comply with federal tax laws. In all events, a tax advisor should be consulted with and relied upon before You effect an exchange or a rollover.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any Non-Qualified contract to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed (1) within five years after the date of that owner's death, or (2) as Annuity payments which will begin within one year of that owner's death and which will be made over the life of the owner's “designated beneficiary” or over a period not extending beyond the life expectancy of that beneficiary. The owner's “designated beneficiary” is the person to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

The nonqualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified contracts.

Non-Natural Person owners

If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year.

There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The tax discussion in the prospectus and herein generally applies to contracts owned by natural persons.

Diversification Requirements

The Code requires that the investments of each investment division of the Separate Account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes.  It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control

In some circumstances, owners of variable contracts who retain control over the investment of the underlying Separate Account assets may be treated as owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, We believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying Separate Account assets.

Taxation of Qualified Contracts

The tax rules applicable to Qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified contract.  Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code , permit individuals to make annual contributions of up to the lesser of a specific dollar amount or the amount of compensation includible in the individual’s gross income for the year.  The contributions may be deductible in whole or in part, depending on the individual’s income.  Distributions from certain retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits.  Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA.  A 10% penalty tax generally applies to distributions made before age 59½, unless certain exceptions apply.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax.  A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees.  Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract.

Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee’s retirement.  These premium payments may be subject to FICA (social security) tax.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59½, severance from employment, death or disability.  Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan.

If Your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with Your 403(b) plan sponsor or otherwise, that surrenders or transfers You request comply with applicable tax requirements and to decline requests that are not in compliance.  We will defer such payments You request until all information required under the tax law has been received.  By requesting a surrender or transfer, You consent to the sharing of confidential information about You, the contract, and transactions under the contract and any other 403(b) contracts or accounts You have under the 403(b) plan among Us, Your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 457 Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations.  The contract can be used with such plans.  Under such plans a participant may specify the form of investment in which his or her participation will be made.  Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer.  The value of enhanced death benefits may need to be considered in calculating minimum required distributions.  In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

DISTRIBUTION OF THE CONTRACT

The contracts are offered to the public on a continuous basis.  We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

Sammons Securities Company, LLC (“Sammons Securities Company”) serves as principal underwriter for the contracts.  Sammons Securities Company is a Delaware limited liability company and its home office is located at 4261 Park Road, Ann Arbor, Michigan 48103.  Sammons Securities Company is an indirect, wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas, which in turn is the ultimate parent company of Midland National Life Insurance Company.  Sammons Securities Company is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA, Inc.  Sammons Securities Company offers the contracts through its registered representatives.  Sammons Securities Company is a member of the Securities Investor Protection Corporation.  Sammons Securities Company also may enter into selling agreements with other broker-dealers (“selling firms”) and compensate them for their services.  Registered representatives are appointed as Our insurance agents.

Our distribution agreement with Sammons Securities Company allows for 100% pass-thruogh of commissions to their registered representatives licensed with Midland National and payment of an underwriting fee to Sammons Securities Company of 0.90% of total premiums received on all Midland National variable annuities under Separate Account C.

Fiscal Year	Amount of Commissions Paid to Sammons Securities Company*	Aggregate Amount of Underwriting Fee Paid to Sammons Securities Company**

2009	$1,870,510	$104,194
2010	$45,072	$127,039
2011	$ 16,638	$ 66,642

*Represents commissions paid on Vector II variable annuity contracts.

** Represents an underwriting fee paid to Sammons Securities Company for all of Midland National’s variable annuity contracts under Separate Account C.  In exchange for the underwriting fee, Sammons Securities Company provides various administrative services.  Examples of the services provided include registered representative training sessions, tracking and notification of firm element training, attendance at Annual Compliance Meetings, and continuing education required by FINRA to maintain licensing for all affiliated registered representatives licensed with Midland National.

Under the distribution agreement with Sammons Securities Company, We pay the following sales expenses:

•         sales representative training allowances,

•         deferred compensation and insurance benefits,

•         advertising expenses, and

•         all other expenses of distributing the contracts.

We and/or Sammons Securities Company may pay certain selling firms additional amounts for:

•         “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to their sales representatives;

•         sales promotions relating to the contracts;

•         costs associated with sales conferences and educational seminars for their sales representatives; and

•         other sales expenses incurred by them.

We also paid flat dollar amounts to certain selling firms. Our sales and marketing personnel were permitted to attend selling firm’s annual, sales, and other conferences and/or were given booth time, speaking time, or access to lists of the selling firm’s registered representatives.

We and/or Sammons Securities Company may make bonus payments to certain selling firms based on aggregate sales or persistency standards.  These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Midland National. The assets are held separate and apart from our Fixed Account assets.  Records are maintained of all premiums and redemptions of fund shares held by each of the investment divisions.

STATE REGULATION

Midland National is subject to the insurance laws and regulations of all the states where it is licensed to operate.  The availability of certain contract rights and provisions depends on state approval and/or filing and review processes.  Where required by state law or regulation, the contracts will be modified accordingly.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Midland National.  As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to owners semi-annually at their last known address of record.

LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the contracts has been provided by Sutherland Asbill & Brennan LLP, Washington, D.C.

FINANCIAL MATTERS

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company as of and for the years ended December 31, 2011, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm.  The financial statements and schedules audited by PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for PricewaterhouseCoopers LLP is as follows:

One North Wacker Drive

Chicago, IL 60606

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 , as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

CONDENSED FINANCIALS

The following tables of condensed financial information show accumulation unit values for each investment division for the period since the investment division started operation.  An accumulation unit value is the unit We use to calculate the value of Your interest in a subaccount.  The tables showing the highest and lowest levels of Separate Account annual expenses available under the contract are located in the prospectus.  The information for all other accumulation unit values are shown below.

Table 1 – 1.75% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011
Base Contract - No Riders
Access VP High Yield	12.88	13.00	7,935.32
Adaptive Allocation Portfolio	10.55	9.99	146,993.65
Alger Small Cap Growth Portfolio	14.99	14.26	0.00
American Century VP Income & Growth Fund	9.87	9.98	0.00
American Century VP International Fund	12.91	11.14	2,408.26
American Century VP Large Company Value Fund	9.34	9.26	2,295.17
American Century VP Mid Cap Value Fund	13.46	13.11	386.66
American Century VP Ultra Fund	9.72	9.64	0.00
Direxion Dynamic HY Bond Fund	9.57	9.87	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.54	10.42	0.00
Dreyfus VIF Appreciation Portfolio	10.98	11.73	20,537.98
Dreyfus VIF International Value Portfolio	8.73	6.97	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.98	9.87	3,443.27
Invesco V.I. Global Real Estate	9.52	8.72	490.59
Invesco V.I. International Growth	10.62	9.70	377.23
Invesco V.I. Mid Cap Core Equity	11.16	10.25	4,781.65
Invesco Van Kampen V.I. American Value Fund[1]	10.89	10.79	215.90
Invesco Van Kampen V.I Growth and Income Portfolio	9.82	9.43	1,077.07
Invesco Van Kampen V.I. Value Opportunities Fund[2]	7.62	7.23	0.00
PIMCO VIT All Asset Portfolio	12.61	12.63	4,480.61
PIMCO VIT High Yield Portfolio	12.40	12.58	10,457.03
PIMCO VIT Low Duration Portfolio	12.12	12.03	10,838.08
PIMCO VIT Real Return Portfolio	12.39	13.59	3,267.10
PIMCO VIT Total Return Portfolio	13.49	13.72	15,575.35
ProFund VP Asia 30	13.62	9.77	346.31
ProFund VP Banks	3.99	2.87	0.00
ProFund VP Basic Materials	12.35	10.18	308.34
ProFund VP Bear	7.34	6.57	812.96
ProFund VP Biotechnology	10.45	10.94	0.00
ProFund VP Bull	9.07	8.92	1,610.24
ProFund VP Consumer Goods	11.49	12.08	469.75
ProFund VP Consumer Services	10.06	10.43	1,515.74
ProFund VP Dow 30	9.74	9.94	754.14
ProFund VP Emerging Markets	8.51	6.71	991.25
ProFund VP Europe 30	8.45	7.56	578.63
ProFund VP Falling U.S. Dollar	8.99	8.60	0.00
ProFund VP Financials	5.23	4.43	0.00
ProFund VP Health Care	9.90	10.71	701.48
ProFund VP Industrials	9.55	9.22	324.72
ProFund VP International	6.92	5.82	0.00
ProFund VP Internet	13.59	12.43	237.21
ProFund VP Japan	5.29	4.23	0.00
ProFund VP Large-Cap Growth	10.04	10.17	1,232.56
ProFund VP Large-Cap Value	8.17	7.92	1,013.85
ProFund VP Mid-Cap	9.63	9.07	538.58
ProFund VP Mid-Cap Growth	10.98	10.48	1,216.02
ProFund VP Mid-Cap Value	9.51	8.98	259.36
ProFund VP Money Market	9.90	9.73	31,730.22
ProFund VP NASDAQ-100	11.59	11.55	0.00
ProFund VP Oil & Gas	10.95	11.00	396.22
ProFund VP Pharmaceuticals	9.85	11.24	277.47
ProFund VP Precious Metals	12.30	9.77	1,355.39
ProFund VP Real Estate	8.40	8.64	0.00
ProFund VP Rising Rates Opportunity	5.63	3.46	0.00
ProFund VP Semiconductor	8.38	7.92	0.00
ProFund VP Short Dow 30	6.17	5.26	0.00
ProFund VP Short Emerging Markets	5.18	5.64	384.47
ProFund VP Short International	7.97	7.97	0.00
ProFund VP Short Mid-Cap	5.84	5.26	0.00
ProFund VP Short NASDAQ-100	5.62	4.95	0.00
ProFund VP Short Small-Cap	5.69	5.08	0.00
ProFund VP Small-Cap	9.33	8.65	953.30
ProFund VP Small-Cap Growth	9.91	9.86	1,070.71
ProFund VP Small-Cap Value	9.00	8.48	889.16
ProFund VP Technology	10.99	10.66	579.41
ProFund VP Telecommunications	9.74	9.75	0.00
ProFund VP U.S. Government Plus	12.50	17.63	1,551.89
ProFund VP UltraBull	6.12	5.72	587.95
ProFund VP UltraMid-Cap	7.54	6.40	1,183.79
ProFund VP UltraNASDAQ-100	9.80	9.51	0.00
ProFund VP UltraShort Dow 30	4.72	3.32	0.00
ProFund VP UltraShort NASDAQ-100	3.59	2.74	0.00
ProFund VP UltraSmall-Cap	5.68	4.53	0.00
ProFund VP Utilities	10.36	11.97	1,942.16
Rydex VT Dow 2x Strategy Fund	38.28	41.03	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.50	3.23	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	9.87	9.64	0.00
Rydex VT S&P 500 2x Strategy Fund	6.23	5.88	0.00
Rydex VT U.S. Government Money Market Fund	10.02	9.84	0.00
UIF Emerging Markets Debt Portfolio	12.93	13.58	337.43
UIF Emerging Markets Equity Portfolio	12.69	10.20	290.19
UIF Mid Cap Growth Portfolio	12.53	11.43	913.42
UIF U.S. Real Estate Portfolio	9.84	10.22	496.67
Van Eck VIP Global Hard Assets Fund	14.53	11.90	803.97

1 Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2 Formerly Invesco V.I. Basic Value Fund

Table 2 – 1.85% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011
Base Contract with GMDB with 3% Roll-Up
Access VP High Yield	12.82	12.93	7,085.95
Adaptive Allocation Portfolio	10.51	9.94	0.00
Alger Small Cap Growth Portfolio	13.33	12.67	0.00
American Century VP Income & Growth Fund	9.41	9.50	0.00
American Century VP International Fund	11.99	10.33	0.00
American Century VP Large Company Value Fund	9.16	9.07	0.00
American Century VP Mid Cap Value Fund	12.72	12.38	0.00
American Century VP Ultra Fund	9.92	9.82	0.00
Direxion Dynamic HY Bond Fund	9.53	9.82	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.49	10.37	0.00
Dreyfus VIF Appreciation Portfolio	10.93	11.67	0.00
Dreyfus VIF International Value Portfolio	8.69	6.93	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.45	9.34	0.00
Invesco V.I. Global Real Estate	9.47	8.67	0.00
Invesco V.I. International Growth	10.57	9.65	0.00
Invesco V.I. Mid Cap Core Equity	11.11	10.19	0.00
Invesco Van Kampen V.I. American Value Fund[1]	10.84	10.73	0.00
Invesco Van Kampen V.I Growth and Income Portfolio	9.78	9.38	0.00
Invesco Van Kampen V.I. Value Opportunities Fund[2]	7.58	7.19	0.00
PIMCO VIT All Asset Portfolio	12.55	12.56	0.00
PIMCO VIT High Yield Portfolio	12.34	12.51	0.00
PIMCO VIT Low Duration Portfolio	12.06	11.96	0.00
PIMCO VIT Real Return Portfolio	12.34	13.51	0.00
PIMCO VIT Total Return Portfolio	13.43	13.64	0.00
ProFund VP Asia 30	13.56	9.72	0.00
ProFund VP Banks	3.97	2.86	0.00
ProFund VP Basic Materials	12.29	10.12	0.00
ProFund VP Bear	7.30	6.53	0.00
ProFund VP Biotechnology	10.40	10.88	0.00
ProFund VP Bull	9.03	8.87	0.00
ProFund VP Consumer Goods	11.44	12.01	0.00
ProFund VP Consumer Services	10.01	10.37	0.00
ProFund VP Dow 30	9.70	9.89	0.00
ProFund VP Emerging Markets	8.48	6.69	0.00
ProFund VP Europe 30	8.41	7.52	0.00
ProFund VP Falling U.S. Dollar	8.97	8.56	0.00
ProFund VP Financials	5.20	4.40	0.00
ProFund VP Health Care	9.86	10.65	0.00
ProFund VP Industrials	9.51	9.17	0.00
ProFund VP International	6.90	5.80	0.00
ProFund VP Internet	13.53	12.36	0.00
ProFund VP Japan	5.26	4.21	0.00
ProFund VP Large-Cap Growth	9.99	10.11	0.00
ProFund VP Large-Cap Value	8.13	7.88	0.00
ProFund VP Mid-Cap	9.60	9.03	0.00
ProFund VP Mid-Cap Growth	10.93	10.42	0.00
ProFund VP Mid-Cap Value	9.46	8.92	0.00
ProFund VP Money Market	9.85	9.67	9,445.47
ProFund VP NASDAQ-100	11.53	11.49	0.00
ProFund VP Oil & Gas	10.90	10.94	0.00
ProFund VP Pharmaceuticals	9.80	11.17	0.00
ProFund VP Precious Metals	12.24	9.71	0.00
ProFund VP Real Estate	8.36	8.59	0.00
ProFund VP Rising Rates Opportunity	5.61	3.44	0.00
ProFund VP Semiconductor	8.34	7.87	0.00
ProFund VP Short Dow 30	6.14	5.23	0.00
ProFund VP Short Emerging Markets	5.17	5.62	0.00
ProFund VP Short International	7.94	7.94	0.00
ProFund VP Short Mid-Cap	5.81	5.24	0.00
ProFund VP Short NASDAQ-100	5.60	4.92	0.00
ProFund VP Short Small-Cap	5.66	5.05	0.00
ProFund VP Small-Cap	9.29	8.60	0.00
ProFund VP Small-Cap Growth	9.86	9.80	0.00
ProFund VP Small-Cap Value	8.96	8.43	0.00
ProFund VP Technology	10.94	10.60	0.00
ProFund VP Telecommunications	9.70	9.70	0.00
ProFund VP U.S. Government Plus	12.44	17.53	0.00
ProFund VP UltraBull	6.09	5.69	0.00
ProFund VP UltraMid-Cap	7.51	6.37	0.00
ProFund VP UltraNASDAQ-100	9.75	9.46	0.00
ProFund VP UltraShort Dow 30	4.71	3.30	0.00
ProFund VP UltraShort NASDAQ-100	3.58	2.73	0.00
ProFund VP UltraSmall-Cap	5.65	4.50	0.00
ProFund VP Utilities	10.31	11.90	0.00
Rydex VT Dow 2x Strategy Fund	38.10	40.80	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.48	3.21	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	9.83	9.58	0.00
Rydex VT S&P 500 2x Strategy Fund	6.20	5.85	0.00
Rydex VT U.S. Government Money Market Fund	9.98	9.80	0.00
UIF Emerging Markets Debt Portfolio	12.87	13.50	0.00
UIF Emerging Markets Equity Portfolio	12.63	10.14	0.00
UIF Mid Cap Growth Portfolio	12.47	11.36	0.00
UIF U.S. Real Estate Portfolio	9.80	10.16	0.00
Van Eck VIP Global Hard Assets Fund	14.46	11.83	0.00
Rydex VT S&P 500 2x Strategy Fund
Rydex VT U.S. Government Money Market Fund
UIF Emerging Markets Debt Portfolio
UIF Emerging Markets Equity Portfolio
UIF Mid Cap Growth Portfolio
UIF U.S. Real Estate Portfolio
Van Eck VIP Global Hard Assets Fund

1 Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2 Formerly Invesco V.I. Basic Value Fund

Table 3 – 1.90% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011
Base Contract with 1.45% M&E Base Contract with 1.20% M&E and GMDB Rider with Annual Step-Up
Access VP High Yield	12.79	12.89	1,717.18
Adaptive Allocation Portfolio	10.50	9.92	90,249.66
Alger Small Cap Growth Portfolio	17.04	16.19	0.00
American Century VP Income & Growth Fund	10.61	10.71	0.00
American Century VP International Fund	14.19	12.23	74.67
American Century VP Large Company Value Fund	9.26	9.16	251.91
American Century VP Mid Cap Value Fund	13.34	12.98	254.94
American Century VP Ultra Fund	9.64	9.54	0.00
Direxion Dynamic HY Bond Fund	9.51	9.79	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.47	10.34	0.00
Dreyfus VIF Appreciation Portfolio	10.90	11.63	4,536.54
Dreyfus VIF International Value Portfolio	8.67	6.91	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.89	9.77	177.65
Invesco V.I. Global Real Estate	9.45	8.65	959.09
Invesco V.I. International Growth	10.54	9.62	88.04
Invesco V.I. Mid Cap Core Equity	11.08	10.16	2,016.61
Invesco Van Kampen V.I. American Value Fund[1]	10.81	10.69	883.32
Invesco Van Kampen V.I Growth and Income Portfolio	9.75	9.35	284.65
Invesco Van Kampen V.I. Value Opportunities Fund[2]	7.57	7.17	0.00
PIMCO VIT All Asset Portfolio	12.52	12.53	564.93
PIMCO VIT High Yield Portfolio	12.32	12.48	9,117.46
PIMCO VIT Low Duration Portfolio	12.03	11.92	2,288.72
PIMCO VIT Real Return Portfolio	12.31	13.47	1,255.34
PIMCO VIT Total Return Portfolio	13.39	13.60	4,751.95
ProFund VP Asia 30	13.53	9.69	1,397.16
ProFund VP Banks	3.96	2.85	99.78
ProFund VP Basic Materials	12.27	10.09	242.32
ProFund VP Bear	7.29	6.51	1,699.95
ProFund VP Biotechnology	10.38	10.85	73.22
ProFund VP Bull	9.01	8.84	2,732.64
ProFund VP Consumer Goods	11.41	11.98	86.03
ProFund VP Consumer Services	9.99	10.34	1,004.21
ProFund VP Dow 30	9.68	9.86	275.09
ProFund VP Emerging Markets	8.47	6.67	200.35
ProFund VP Europe 30	8.39	7.50	137.33
ProFund VP Falling U.S. Dollar	8.95	8.55	158.90
ProFund VP Financials	5.19	4.39	116.86
ProFund VP Health Care	9.83	10.62	0.00
ProFund VP Industrials	9.49	9.14	29.07
ProFund VP International	6.88	5.79	0.00
ProFund VP Internet	13.49	12.33	526.05
ProFund VP Japan	5.25	4.20	0.00
ProFund VP Large-Cap Growth	9.97	10.08	304.51
ProFund VP Large-Cap Value	8.11	7.86	0.00
ProFund VP Mid-Cap	9.58	9.01	126.59
ProFund VP Mid-Cap Growth	10.90	10.39	107.38
ProFund VP Mid-Cap Value	9.44	8.90	0.00
ProFund VP Money Market	9.83	9.65	16,831.90
ProFund VP NASDAQ-100	11.51	11.45	1,134.96
ProFund VP Oil & Gas	10.87	10.91	1,462.62
ProFund VP Pharmaceuticals	9.78	11.14	24.84
ProFund VP Precious Metals	12.22	9.68	2,217.30
ProFund VP Real Estate	8.34	8.57	2,103.08
ProFund VP Rising Rates Opportunity	5.59	3.43	327.12
ProFund VP Semiconductor	8.32	7.85	0.00
ProFund VP Short Dow 30	6.13	5.22	750.01
ProFund VP Short Emerging Markets	5.16	5.60	0.00
ProFund VP Short International	7.93	7.92	0.00
ProFund VP Short Mid-Cap	5.80	5.22	0.00
ProFund VP Short NASDAQ-100	5.59	4.91	252.66
ProFund VP Short Small-Cap	5.65	5.04	0.00
ProFund VP Small-Cap	9.27	8.58	2,008.66
ProFund VP Small-Cap Growth	9.84	9.78	194.67
ProFund VP Small-Cap Value	8.94	8.41	79.59
ProFund VP Technology	10.92	10.57	116.14
ProFund VP Telecommunications	9.67	9.67	0.00
ProFund VP U.S. Government Plus	12.41	17.48	204.56
ProFund VP UltraBull	6.08	5.68	127.00
ProFund VP UltraMid-Cap	7.49	6.35	127.40
ProFund VP UltraNASDAQ-100	9.73	9.43	0.00
ProFund VP UltraShort Dow 30	4.70	3.30	30.88
ProFund VP UltraShort NASDAQ-100	3.57	2.73	42.22
ProFund VP UltraSmall-Cap	5.64	4.49	0.00
ProFund VP Utilities	10.29	11.86	1,012.84
Rydex VT Dow 2x Strategy Fund	38.01	40.69	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.47	3.20	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	9.81	9.56	0.00
Rydex VT S&P 500 2x Strategy Fund	6.19	5.83	0.00
Rydex VT U.S. Government Money Market Fund	9.49	9.32	0.00
UIF Emerging Markets Debt Portfolio	12.84	13.47	1,647.28
UIF Emerging Markets Equity Portfolio	12.60	10.11	2,224.08
UIF Mid Cap Growth Portfolio	12.44	11.33	643.83
UIF U.S. Real Estate Portfolio	9.78	10.14	5,033.01
Van Eck VIP Global Hard Assets Fund	14.43	11.80	1,525.35

1 Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2 Formerly Invesco V.I. Basic Value Fund

Table 4 – 1.95% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011
Base Contract with 1.30% M&E and GMDB Rider with 3% Roll-Up Base Contract with 1.20% M&E and Estate Planning Rider Base Contract with 1.20% M&E and GMDB Rider with Annual Step-Up and 3% Roll-Up
Access VP High Yield	12.76	12.86	0.00
Adaptive Allocation Portfolio	10.48	9.90	0.00
Alger Small Cap Growth Portfolio	22.36	21.23	0.00
American Century VP Income & Growth Fund	13.07	13.18	0.00
American Century VP International Fund	16.74	14.42	0.00
American Century VP Large Company Value Fund	9.23	9.13	0.00
American Century VP Mid Cap Value Fund	13.30	12.93	0.00
American Century VP Ultra Fund	9.61	9.50	0.00
Direxion Dynamic HY Bond Fund	9.48	9.76	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.44	10.31	0.00
Dreyfus VIF Appreciation Portfolio	10.88	11.60	0.00
Dreyfus VIF International Value Portfolio	8.65	6.89	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.86	9.74	0.00
Invesco V.I. Global Real Estate	9.43	8.62	0.00
Invesco V.I. International Growth	10.52	9.59	0.00
Invesco V.I. Mid Cap Core Equity	11.05	10.14	0.00
Invesco Van Kampen V.I. American Value Fund[1]	10.78	10.66	0.00
Invesco Van Kampen V.I Growth and Income Portfolio	9.73	9.33	0.00
Invesco Van Kampen V.I. Value Opportunities Fund[2]	7.55	7.15	0.00
PIMCO VIT All Asset Portfolio	12.50	12.49	0.00
PIMCO VIT High Yield Portfolio	12.29	12.44	0.00
PIMCO VIT Low Duration Portfolio	12.00	11.89	0.00
PIMCO VIT Real Return Portfolio	12.28	13.43	0.00
PIMCO VIT Total Return Portfolio	13.36	13.56	0.00
ProFund VP Asia 30	13.49	9.66	0.00
ProFund VP Banks	3.95	2.84	0.00
ProFund VP Basic Materials	12.24	10.06	0.00
ProFund VP Bear	7.27	6.50	0.00
ProFund VP Biotechnology	10.35	10.82	0.00
ProFund VP Bull	8.99	8.82	0.00
ProFund VP Consumer Goods	11.39	11.94	0.00
ProFund VP Consumer Services	9.97	10.31	0.00
ProFund VP Dow 30	9.65	9.83	0.00
ProFund VP Emerging Markets	8.46	6.66	0.00
ProFund VP Europe 30	8.37	7.48	0.00
ProFund VP Falling U.S. Dollar	8.94	8.53	0.00
ProFund VP Financials	5.18	4.38	0.00
ProFund VP Health Care	9.81	10.59	0.00
ProFund VP Industrials	9.46	9.12	0.00
ProFund VP International	6.87	5.77	0.00
ProFund VP Internet	13.46	12.29	0.00
ProFund VP Japan	5.24	4.19	0.00
ProFund VP Large-Cap Growth	9.94	10.06	0.00
ProFund VP Large-Cap Value	8.09	7.83	0.00
ProFund VP Mid-Cap	9.57	8.99	0.00
ProFund VP Mid-Cap Growth	10.88	10.36	0.00
ProFund VP Mid-Cap Value	9.42	8.87	0.00
ProFund VP Money Market	9.81	9.62	0.00
ProFund VP NASDAQ-100	11.48	11.42	0.00
ProFund VP Oil & Gas	10.85	10.88	0.00
ProFund VP Pharmaceuticals	9.76	11.11	0.00
ProFund VP Precious Metals	12.19	9.66	0.00
ProFund VP Real Estate	8.32	8.54	0.00
ProFund VP Rising Rates Opportunity	5.58	3.42	0.00
ProFund VP Semiconductor	8.30	7.83	0.00
ProFund VP Short Dow 30	6.11	5.20	0.00
ProFund VP Short Emerging Markets	5.15	5.59	0.00
ProFund VP Short International	7.92	7.90	0.00
ProFund VP Short Mid-Cap	5.78	5.21	0.00
ProFund VP Short NASDAQ-100	5.57	4.89	0.00
ProFund VP Short Small-Cap	5.63	5.02	0.00
ProFund VP Small-Cap	9.24	8.55	0.00
ProFund VP Small-Cap Growth	9.81	9.75	0.00
ProFund VP Small-Cap Value	8.92	8.39	0.00
ProFund VP Technology	10.89	10.54	0.00
ProFund VP Telecommunications	9.65	9.64	0.00
ProFund VP U.S. Government Plus	12.38	17.43	0.00
ProFund VP UltraBull	6.06	5.66	0.00
ProFund VP UltraMid-Cap	7.47	6.33	0.00
ProFund VP UltraNASDAQ-100	9.71	9.41	0.00
ProFund VP UltraShort Dow 30	4.69	3.29	0.00
ProFund VP UltraShort NASDAQ-100	3.57	2.72	0.00
ProFund VP UltraSmall-Cap	5.62	4.48	0.00
ProFund VP Utilities	10.27	11.83	0.00
Rydex VT Dow 2x Strategy Fund	37.92	40.57	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.46	3.19	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	9.78	9.53	0.00
Rydex VT S&P 500 2x Strategy Fund	6.17	5.82	0.00
Rydex VT U.S. Government Money Market Fund	9.52	9.34	0.00
UIF Emerging Markets Debt Portfolio	12.81	13.43	0.00
UIF Emerging Markets Equity Portfolio	12.57	10.08	0.00
UIF Mid Cap Growth Portfolio	12.41	11.30	0.00
UIF U.S. Real Estate Portfolio	9.75	10.11	0.00
Van Eck VIP Global Hard Assets Fund	14.40	11.76	0.00

1 Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2 Formerly Invesco V.I. Basic Value Fund

Table 5 – 2.00% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011
Base Contract with 1.30% M&E and GMDB Rider with Annual Step-Up
Access VP High Yield	12.73	12.82	702.70
Adaptive Allocation Portfolio	10.46	9.88	3,845.64
Alger Small Cap Growth Portfolio	14.35	13.61	0.00
American Century VP Income & Growth Fund	9.36	9.44	0.00
American Century VP International Fund	12.12	10.43	0.00
American Century VP Large Company Value Fund	9.13	9.02	0.00
American Century VP Mid Cap Value Fund	13.27	12.89	0.00
American Century VP Ultra Fund	9.83	9.72	0.00
Direxion Dynamic HY Bond Fund	9.46	9.73	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.42	10.28	0.00
Dreyfus VIF Appreciation Portfolio	10.85	11.57	0.00
Dreyfus VIF International Value Portfolio	8.63	6.87	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.77	9.64	0.00
Invesco V.I. Global Real Estate	9.40	8.60	0.00
Invesco V.I. International Growth	10.49	9.57	0.00
Invesco V.I. Mid Cap Core Equity	11.03	10.11	0.00
Invesco Van Kampen V.I. American Value Fund[1]	10.76	10.63	0.00
Invesco Van Kampen V.I Growth and Income Portfolio	9.71	9.30	0.00
Invesco Van Kampen V.I. Value Opportunities Fund[2]	7.53	7.13	0.00
PIMCO VIT All Asset Portfolio	12.47	12.46	0.00
PIMCO VIT High Yield Portfolio	12.26	12.40	981.80
PIMCO VIT Low Duration Portfolio	11.98	11.86	0.00
PIMCO VIT Real Return Portfolio	12.25	13.40	0.00
PIMCO VIT Total Return Portfolio	13.33	13.53	1,230.08
ProFund VP Asia 30	13.46	9.63	0.00
ProFund VP Banks	3.94	2.83	0.00
ProFund VP Basic Materials	12.21	10.03	0.00
ProFund VP Bear	7.25	6.48	652.49
ProFund VP Biotechnology	10.33	10.79	0.00
ProFund VP Bull	8.97	8.79	1,020.90
ProFund VP Consumer Goods	11.36	11.91	453.77
ProFund VP Consumer Services	9.94	10.28	536.48
ProFund VP Dow 30	9.63	9.80	0.00
ProFund VP Emerging Markets	8.44	6.65	0.00
ProFund VP Europe 30	8.35	7.45	0.00
ProFund VP Falling U.S. Dollar	8.93	8.51	0.00
ProFund VP Financials	5.17	4.36	0.00
ProFund VP Health Care	9.79	10.56	1,733.06
ProFund VP Industrials	9.44	9.09	0.00
ProFund VP International	6.86	5.76	0.00
ProFund VP Internet	13.43	12.26	0.00
ProFund VP Japan	5.23	4.17	0.00
ProFund VP Large-Cap Growth	9.92	10.03	0.00
ProFund VP Large-Cap Value	8.07	7.81	2,128.86
ProFund VP Mid-Cap	9.55	8.97	0.00
ProFund VP Mid-Cap Growth	10.85	10.33	0.00
ProFund VP Mid-Cap Value	9.40	8.85	0.00
ProFund VP Money Market	9.78	9.59	9,891.41
ProFund VP NASDAQ-100	11.45	11.39	787.64
ProFund VP Oil & Gas	10.82	10.85	434.65
ProFund VP Pharmaceuticals	9.73	11.08	0.00
ProFund VP Precious Metals	12.16	9.63	410.14
ProFund VP Real Estate	8.30	8.52	1,503.99
ProFund VP Rising Rates Opportunity	5.57	3.41	0.00
ProFund VP Semiconductor	8.28	7.80	0.00
ProFund VP Short Dow 30	6.10	5.19	0.00
ProFund VP Short Emerging Markets	5.14	5.58	0.00
ProFund VP Short International	7.90	7.89	0.00
ProFund VP Short Mid-Cap	5.77	5.19	0.00
ProFund VP Short NASDAQ-100	5.56	4.88	0.00
ProFund VP Short Small-Cap	5.62	5.01	0.00
ProFund VP Small-Cap	9.22	8.53	1,322.49
ProFund VP Small-Cap Growth	9.79	9.72	0.00
ProFund VP Small-Cap Value	8.90	8.36	0.00
ProFund VP Technology	10.87	10.51	0.00
ProFund VP Telecommunications	9.63	9.62	0.00
ProFund VP U.S. Government Plus	12.35	17.38	305.73
ProFund VP UltraBull	6.05	5.64	0.00
ProFund VP UltraMid-Cap	7.46	6.31	0.00
ProFund VP UltraNASDAQ-100	9.68	9.38	0.00
ProFund VP UltraShort Dow 30	4.69	3.28	0.00
ProFund VP UltraShort NASDAQ-100	3.56	2.72	0.00
ProFund VP UltraSmall-Cap	5.61	4.46	0.00
ProFund VP Utilities	10.24	11.80	445.07
Rydex VT Dow 2x Strategy Fund	37.83	40.46	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.45	3.18	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	9.76	9.50	0.00
Rydex VT S&P 500 2x Strategy Fund	6.16	5.80	0.00
Rydex VT U.S. Government Money Market Fund	9.89	9.69	0.00
UIF Emerging Markets Debt Portfolio	12.78	13.39	0.00
UIF Emerging Markets Equity Portfolio	12.55	10.05	0.00
UIF Mid Cap Growth Portfolio	12.38	11.27	0.00
UIF U.S. Real Estate Portfolio	9.73	10.08	0.00
Van Eck VIP Global Hard Assets Fund	14.36	11.73	0.00

1 Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2 Formerly Invesco V.I. Basic Value Fund

Table 6 – 2.05% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011
Base Contract with 1.30% M&E and GMDB Rider with Annual Step-Up and 3% Roll-Up Base Contract with 1.30% M&E and Estate Planning Rider
Access VP High Yield	12.70	12.78	0.00
Adaptive Allocation Portfolio	10.44	9.85	0.00
Alger Small Cap Growth Portfolio	16.81	15.95	0.00
American Century VP Income & Growth Fund	10.47	10.55	0.00
American Century VP International Fund	14.00	12.05	0.00
American Century VP Large Company Value Fund	9.17	9.06	0.00
American Century VP Mid Cap Value Fund	13.22	12.84	0.00
American Century VP Ultra Fund	9.55	9.44	0.00
Direxion Dynamic HY Bond Fund	9.44	9.71	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.39	10.25	0.00
Dreyfus VIF Appreciation Portfolio	10.83	11.54	0.00
Dreyfus VIF International Value Portfolio	8.61	6.85	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.80	9.67	0.00
Invesco V.I. Global Real Estate	9.38	8.57	0.00
Invesco V.I. International Growth	10.47	9.54	0.00
Invesco V.I. Mid Cap Core Equity	11.00	10.08	0.00
Invesco Van Kampen V.I. American Value Fund[1]	10.73	10.60	0.00
Invesco Van Kampen V.I Growth and Income Portfolio	9.68	9.27	0.00
Invesco Van Kampen V.I. Value Opportunities Fund[2]	7.51	7.11	0.00
PIMCO VIT All Asset Portfolio	12.44	12.42	2,118.10
PIMCO VIT High Yield Portfolio	12.23	12.37	1,597.04
PIMCO VIT Low Duration Portfolio	11.95	11.82	0.00
PIMCO VIT Real Return Portfolio	12.22	13.36	0.00
PIMCO VIT Total Return Portfolio	13.30	13.49	0.00
ProFund VP Asia 30	13.43	9.61	0.00
ProFund VP Banks	3.94	2.82	0.00
ProFund VP Basic Materials	12.18	10.01	0.00
ProFund VP Bear	7.24	6.46	0.00
ProFund VP Biotechnology	10.30	10.76	0.00
ProFund VP Bull	8.95	8.77	0.00
ProFund VP Consumer Goods	11.33	11.88	0.00
ProFund VP Consumer Services	9.92	10.25	0.00
ProFund VP Dow 30	9.61	9.78	0.00
ProFund VP Emerging Markets	8.43	6.63	0.00
ProFund VP Europe 30	8.33	7.43	0.00
ProFund VP Falling U.S. Dollar	8.91	8.49	0.00
ProFund VP Financials	5.15	4.35	0.00
ProFund VP Health Care	9.76	10.53	0.00
ProFund VP Industrials	9.42	9.06	0.00
ProFund VP International	6.85	5.75	0.00
ProFund VP Internet	13.40	12.22	0.00
ProFund VP Japan	5.21	4.16	0.00
ProFund VP Large-Cap Growth	9.90	10.00	0.00
ProFund VP Large-Cap Value	8.05	7.79	0.00
ProFund VP Mid-Cap	9.54	8.96	0.00
ProFund VP Mid-Cap Growth	10.83	10.30	0.00
ProFund VP Mid-Cap Value	9.37	8.82	0.00
ProFund VP Money Market	9.76	9.56	0.00
ProFund VP NASDAQ-100	11.43	11.36	0.00
ProFund VP Oil & Gas	10.80	10.82	0.00
ProFund VP Pharmaceuticals	9.71	11.05	0.00
ProFund VP Precious Metals	12.13	9.60	0.00
ProFund VP Real Estate	8.28	8.50	0.00
ProFund VP Rising Rates Opportunity	5.55	3.40	0.00
ProFund VP Semiconductor	8.27	7.78	0.00
ProFund VP Short Dow 30	6.08	5.18	0.00
ProFund VP Short Emerging Markets	5.14	5.57	0.00
ProFund VP Short International	7.89	7.87	0.00
ProFund VP Short Mid-Cap	5.76	5.18	0.00
ProFund VP Short NASDAQ-100	5.55	4.87	0.00
ProFund VP Short Small-Cap	5.61	4.99	0.00
ProFund VP Small-Cap	9.20	8.50	0.00
ProFund VP Small-Cap Growth	9.77	9.69	0.00
ProFund VP Small-Cap Value	8.88	8.34	0.00
ProFund VP Technology	10.84	10.48	0.00
ProFund VP Telecommunications	9.61	9.59	0.00
ProFund VP U.S. Government Plus	12.33	17.33	0.00
ProFund VP UltraBull	6.03	5.63	0.00
ProFund VP UltraMid-Cap	7.44	6.29	0.00
ProFund VP UltraNASDAQ-100	9.66	9.35	0.00
ProFund VP UltraShort Dow 30	4.68	3.28	0.00
ProFund VP UltraShort NASDAQ-100	3.55	2.71	0.00
ProFund VP UltraSmall-Cap	5.60	4.45	0.00
ProFund VP Utilities	10.22	11.76	0.00
Rydex VT Dow 2x Strategy Fund	37.75	40.34	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.44	3.17	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	9.74	9.47	0.00
Rydex VT S&P 500 2x Strategy Fund	6.15	5.78	0.00
Rydex VT U.S. Government Money Market Fund	9.37	9.18	0.00
UIF Emerging Markets Debt Portfolio	12.75	13.35	0.00
UIF Emerging Markets Equity Portfolio	12.52	10.03	0.00
UIF Mid Cap Growth Portfolio	12.35	11.23	0.00
UIF U.S. Real Estate Portfolio	9.71	10.05	0.00
Van Eck VIP Global Hard Assets Fund	14.33	11.70	1,367.99

1 Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2 Formerly Invesco V.I. Basic Value Fund

Table 7 – 2.10% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011
Base Contract with 1.45% M&E and GMDB Rider with 3% Roll-Up Base Contract with 1.20% M&E and GMDB Rider with 6% Roll-Up
Access VP High Yield	12.67	12.75	0.00
Adaptive Allocation Portfolio	10.42	9.83	0.00
Alger Small Cap Growth Portfolio	14.67	13.91	0.00
American Century VP Income & Growth Fund	9.67	9.74	0.00
American Century VP International Fund	12.64	10.87	0.00
American Century VP Large Company Value Fund	9.14	9.03	0.00
American Century VP Mid Cap Value Fund	13.18	12.80	0.00
American Century VP Ultra Fund	9.52	9.41	0.00
Direxion Dynamic HY Bond Fund	9.42	9.68	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.37	10.22	0.00
Dreyfus VIF Appreciation Portfolio	10.80	11.50	0.00
Dreyfus VIF International Value Portfolio	8.59	6.83	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.77	9.64	0.00
Invesco V.I. Global Real Estate	9.36	8.55	0.00
Invesco V.I. International Growth	10.44	9.51	0.00
Invesco V.I. Mid Cap Core Equity	10.98	10.05	0.00
Invesco Van Kampen V.I. American Value Fund[1]	10.71	10.57	0.00
Invesco Van Kampen V.I Growth and Income Portfolio	9.66	9.25	0.00
Invesco Van Kampen V.I. Value Opportunities Fund[2]	7.50	7.09	0.00
PIMCO VIT All Asset Portfolio	12.41	12.38	0.00
PIMCO VIT High Yield Portfolio	12.20	12.33	0.00
PIMCO VIT Low Duration Portfolio	11.92	11.79	0.00
PIMCO VIT Real Return Portfolio	12.19	13.32	0.00
PIMCO VIT Total Return Portfolio	13.27	13.45	0.00
ProFund VP Asia 30	13.40	9.58	159.10
ProFund VP Banks	3.93	2.82	0.00
ProFund VP Basic Materials	12.15	9.98	148.66
ProFund VP Bear	7.22	6.44	0.00
ProFund VP Biotechnology	10.28	10.73	0.00
ProFund VP Bull	8.93	8.74	0.00
ProFund VP Consumer Goods	11.31	11.84	0.00
ProFund VP Consumer Services	9.90	10.22	0.00
ProFund VP Dow 30	9.59	9.75	0.00
ProFund VP Emerging Markets	8.42	6.62	0.00
ProFund VP Europe 30	8.31	7.41	0.00
ProFund VP Falling U.S. Dollar	8.90	8.48	0.00
ProFund VP Financials	5.14	4.34	0.00
ProFund VP Health Care	9.74	10.50	0.00
ProFund VP Industrials	9.40	9.04	0.00
ProFund VP International	6.84	5.74	0.00
ProFund VP Internet	13.37	12.19	0.00
ProFund VP Japan	5.20	4.15	0.00
ProFund VP Large-Cap Growth	9.87	9.97	0.00
ProFund VP Large-Cap Value	8.03	7.77	0.00
ProFund VP Mid-Cap	9.53	8.94	0.00
ProFund VP Mid-Cap Growth	10.80	10.27	0.00
ProFund VP Mid-Cap Value	9.35	8.80	0.00
ProFund VP Money Market	9.74	9.54	0.00
ProFund VP NASDAQ-100	11.40	11.32	0.00
ProFund VP Oil & Gas	10.77	10.79	140.40
ProFund VP Pharmaceuticals	9.69	11.02	0.00
ProFund VP Precious Metals	12.10	9.57	182.81
ProFund VP Real Estate	8.26	8.47	0.00
ProFund VP Rising Rates Opportunity	5.54	3.39	0.00
ProFund VP Semiconductor	8.25	7.76	0.00
ProFund VP Short Dow 30	6.07	5.16	0.00
ProFund VP Short Emerging Markets	5.13	5.56	0.00
ProFund VP Short International	7.88	7.86	0.00
ProFund VP Short Mid-Cap	5.74	5.16	0.00
ProFund VP Short NASDAQ-100	5.53	4.85	0.00
ProFund VP Short Small-Cap	5.59	4.98	0.00
ProFund VP Small-Cap	9.18	8.48	0.00
ProFund VP Small-Cap Growth	9.75	9.67	0.00
ProFund VP Small-Cap Value	8.86	8.32	0.00
ProFund VP Technology	10.82	10.45	181.48
ProFund VP Telecommunications	9.58	9.56	0.00
ProFund VP U.S. Government Plus	12.30	17.28	0.00
ProFund VP UltraBull	6.02	5.61	0.00
ProFund VP UltraMid-Cap	7.42	6.28	0.00
ProFund VP UltraNASDAQ-100	9.64	9.33	0.00
ProFund VP UltraShort Dow 30	4.67	3.27	0.00
ProFund VP UltraShort NASDAQ-100	3.55	2.70	0.00
ProFund VP UltraSmall-Cap	5.59	4.44	0.00
ProFund VP Utilities	10.19	11.73	150.50
Rydex VT Dow 2x Strategy Fund	37.66	40.23	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.43	3.16	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	9.71	9.45	0.00
Rydex VT S&P 500 2x Strategy Fund	6.13	5.77	0.00
Rydex VT U.S. Government Money Market Fund	9.80	9.60	0.00
UIF Emerging Markets Debt Portfolio	12.72	13.31	0.00
UIF Emerging Markets Equity Portfolio	12.49	10.00	170.44
UIF Mid Cap Growth Portfolio	12.32	11.20	0.00
UIF U.S. Real Estate Portfolio	9.68	10.02	0.00
Van Eck VIP Global Hard Assets Fund	14.30	11.66	129.14

1 Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2 Formerly Invesco V.I. Basic Value Fund

Table 8 – 2.15% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011
Base Contract with 1.20% M&E and 3% Extra Credit Rider Base Contract with 1.45% M&E and GMDB Rider with Annual Step-Up
Access VP High Yield	12.64	12.71	0.00
Adaptive Allocation Portfolio	10.40	9.81	6,784.18
Alger Small Cap Growth Portfolio	16.66	15.79	0.00
American Century VP Income & Growth Fund	10.38	10.45	0.00
American Century VP International Fund	13.88	11.93	0.00
American Century VP Large Company Value Fund	9.12	9.00	608.63
American Century VP Mid Cap Value Fund	13.14	12.75	0.00
American Century VP Ultra Fund	9.49	9.37	0.00
Direxion Dynamic HY Bond Fund	9.40	9.65	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.34	10.19	0.00
Dreyfus VIF Appreciation Portfolio	10.78	11.47	9,235.86
Dreyfus VIF International Value Portfolio	8.57	6.81	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.74	9.60	1,032.77
Invesco V.I. Global Real Estate	9.34	8.53	0.00
Invesco V.I. International Growth	10.42	9.49	0.00
Invesco V.I. Mid Cap Core Equity	10.95	10.02	761.97
Invesco Van Kampen V.I. American Value Fund[1]	10.68	10.54	466.86
Invesco Van Kampen V.I Growth and Income Portfolio	9.64	9.22	0.00
Invesco Van Kampen V.I. Value Opportunities Fund[2]	7.48	7.07	0.00
PIMCO VIT All Asset Portfolio	12.38	12.35	0.00
PIMCO VIT High Yield Portfolio	12.17	12.30	706.71
PIMCO VIT Low Duration Portfolio	11.89	11.76	4,608.50
PIMCO VIT Real Return Portfolio	12.16	13.28	0.00
PIMCO VIT Total Return Portfolio	13.24	13.41	3,783.72
ProFund VP Asia 30	13.37	9.55	0.00
ProFund VP Banks	3.92	2.81	0.00
ProFund VP Basic Materials	12.12	9.95	0.00
ProFund VP Bear	7.20	6.42	899.21
ProFund VP Biotechnology	10.25	10.70	0.00
ProFund VP Bull	8.91	8.72	227.12
ProFund VP Consumer Goods	11.28	11.81	0.00
ProFund VP Consumer Services	9.87	10.20	27.80
ProFund VP Dow 30	9.56	9.72	0.00
ProFund VP Emerging Markets	8.41	6.61	0.00
ProFund VP Europe 30	8.29	7.39	0.00
ProFund VP Falling U.S. Dollar	8.88	8.46	0.00
ProFund VP Financials	5.13	4.33	0.00
ProFund VP Health Care	9.72	10.47	0.00
ProFund VP Industrials	9.38	9.01	0.00
ProFund VP International	6.83	5.73	0.00
ProFund VP Internet	13.34	12.15	0.00
ProFund VP Japan	5.19	4.14	0.00
ProFund VP Large-Cap Growth	9.85	9.94	179.85
ProFund VP Large-Cap Value	8.02	7.74	219.90
ProFund VP Mid-Cap	9.51	8.92	0.00
ProFund VP Mid-Cap Growth	10.78	10.24	0.00
ProFund VP Mid-Cap Value	9.33	8.77	1,375.21
ProFund VP Money Market	9.72	9.51	7,307.59
ProFund VP NASDAQ-100	11.37	11.29	115.72
ProFund VP Oil & Gas	10.75	10.76	788.82
ProFund VP Pharmaceuticals	9.66	10.99	0.00
ProFund VP Precious Metals	12.07	9.55	448.39
ProFund VP Real Estate	8.24	8.45	0.00
ProFund VP Rising Rates Opportunity	5.53	3.38	0.00
ProFund VP Semiconductor	8.23	7.74	0.00
ProFund VP Short Dow 30	6.05	5.15	0.00
ProFund VP Short Emerging Markets	5.12	5.55	675.98
ProFund VP Short International	7.87	7.84	0.00
ProFund VP Short Mid-Cap	5.73	5.15	0.00
ProFund VP Short NASDAQ-100	5.52	4.84	0.00
ProFund VP Short Small-Cap	5.58	4.97	0.00
ProFund VP Small-Cap	9.16	8.46	194.29
ProFund VP Small-Cap Growth	9.72	9.64	257.28
ProFund VP Small-Cap Value	8.83	8.29	304.77
ProFund VP Technology	10.79	10.42	0.00
ProFund VP Telecommunications	9.56	9.53	0.00
ProFund VP U.S. Government Plus	12.27	17.23	2,082.29
ProFund VP UltraBull	6.01	5.60	32.16
ProFund VP UltraMid-Cap	7.40	6.26	855.65
ProFund VP UltraNASDAQ-100	9.62	9.30	0.00
ProFund VP UltraShort Dow 30	4.66	3.26	0.00
ProFund VP UltraShort NASDAQ-100	3.54	2.70	0.00
ProFund VP UltraSmall-Cap	5.57	4.43	0.00
ProFund VP Utilities	10.17	11.70	24.98
Rydex VT Dow 2x Strategy Fund	37.57	40.11	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.42	3.15	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	9.69	9.42	0.00
Rydex VT S&P 500 2x Strategy Fund	6.12	5.75	0.00
Rydex VT U.S. Government Money Market Fund	9.29	9.09	0.00
UIF Emerging Markets Debt Portfolio	12.69	13.28	0.00
UIF Emerging Markets Equity Portfolio	12.46	9.97	0.00
UIF Mid Cap Growth Portfolio	12.29	11.17	0.00
UIF U.S. Real Estate Portfolio	9.66	9.99	0.00
Van Eck VIP Global Hard Assets Fund	14.26	11.63	172.25

1 Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2 Formerly Invesco V.I. Basic Value Fund

Table 9 – 2.20% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011

Base Contract with 1.45% M&E and Estate Planning Rider

Base Contract with 1.45% M&E and GMDB with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E and GMDB with 6% Roll-Up

Base Contract with 1.20% M&E and GMDB with Annual Step-Up and 6% Roll-Up

Access VP High Yield	12.61	12.68	0.00
Adaptive Allocation Portfolio	10.38	9.79	784.44
Alger Small Cap Growth Portfolio	21.91	20.75	0.00
American Century VP Income & Growth Fund	12.80	12.88	0.00
American Century VP International Fund	16.40	14.09	0.00
American Century VP Large Company Value Fund	9.09	8.97	0.00
American Century VP Mid Cap Value Fund	13.10	12.71	0.00
American Century VP Ultra Fund	9.47	9.34	0.00
Direxion Dynamic HY Bond Fund	9.37	9.62	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.32	10.16	0.00
Dreyfus VIF Appreciation Portfolio	10.75	11.44	0.00
Dreyfus VIF International Value Portfolio	8.55	6.79	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.72	9.57	0.00
Invesco V.I. Global Real Estate	9.32	8.50	0.00
Invesco V.I. International Growth	10.40	9.46	0.00
Invesco V.I. Mid Cap Core Equity	10.93	9.99	0.00
Invesco Van Kampen V.I. American Value Fund[1]	10.66	10.51	0.00
Invesco Van Kampen V.I Growth and Income Portfolio	9.62	9.19	0.00
Invesco Van Kampen V.I. Value Opportunities Fund[2]	7.46	7.05	0.00
PIMCO VIT All Asset Portfolio	12.35	12.31	0.00
PIMCO VIT High Yield Portfolio	12.14	12.27	82,115.36
PIMCO VIT Low Duration Portfolio	11.86	11.72	0.00
PIMCO VIT Real Return Portfolio	12.14	13.25	0.00
PIMCO VIT Total Return Portfolio	13.21	13.37	84.14
ProFund VP Asia 30	13.34	9.52	0.00
ProFund VP Banks	3.91	2.80	0.00
ProFund VP Basic Materials	12.09	9.92	0.00
ProFund VP Bear	7.18	6.40	161.57
ProFund VP Biotechnology	10.23	10.67	0.00
ProFund VP Bull	8.89	8.69	54.16
ProFund VP Consumer Goods	11.25	11.78	0.00
ProFund VP Consumer Services	9.85	10.17	0.00
ProFund VP Dow 30	9.54	9.69	0.00
ProFund VP Emerging Markets	8.39	6.59	55.92
ProFund VP Europe 30	8.27	7.37	0.00
ProFund VP Falling U.S. Dollar	8.87	8.44	0.00
ProFund VP Financials	5.12	4.31	0.00
ProFund VP Health Care	9.70	10.44	0.00
ProFund VP Industrials	9.35	8.99	0.00
ProFund VP International	6.82	5.72	0.00
ProFund VP Internet	13.31	12.12	0.00
ProFund VP Japan	5.18	4.13	0.00
ProFund VP Large-Cap Growth	9.83	9.91	0.00
ProFund VP Large-Cap Value	8.00	7.72	0.00
ProFund VP Mid-Cap	9.50	8.90	0.00
ProFund VP Mid-Cap Growth	10.75	10.21	0.00
ProFund VP Mid-Cap Value	9.31	8.75	0.00
ProFund VP Money Market	9.69	9.48	747.48
ProFund VP NASDAQ-100	11.35	11.26	0.00
ProFund VP Oil & Gas	10.72	10.73	107.63
ProFund VP Pharmaceuticals	9.64	10.95	0.00
ProFund VP Precious Metals	12.04	9.52	101.56
ProFund VP Real Estate	8.22	8.42	0.00
ProFund VP Rising Rates Opportunity	5.52	3.37	0.00
ProFund VP Semiconductor	8.21	7.72	0.00
ProFund VP Short Dow 30	6.04	5.13	0.00
ProFund VP Short Emerging Markets	5.11	5.54	0.00
ProFund VP Short International	7.86	7.82	0.00
ProFund VP Short Mid-Cap	5.72	5.13	0.00
ProFund VP Short NASDAQ-100	5.51	4.82	0.00
ProFund VP Short Small-Cap	5.57	4.95	0.00
ProFund VP Small-Cap	9.14	8.43	0.00
ProFund VP Small-Cap Growth	9.70	9.61	0.00
ProFund VP Small-Cap Value	8.81	8.27	0.00
ProFund VP Technology	10.77	10.39	0.00
ProFund VP Telecommunications	9.54	9.51	0.00
ProFund VP U.S. Government Plus	12.24	17.19	0.00
ProFund VP UltraBull	5.99	5.58	0.00
ProFund VP UltraMid-Cap	7.39	6.24	0.00
ProFund VP UltraNASDAQ-100	9.59	9.27	52.23
ProFund VP UltraShort Dow 30	4.66	3.26	0.00
ProFund VP UltraShort NASDAQ-100	3.54	2.69	0.00
ProFund VP UltraSmall-Cap	5.56	4.41	0.00
ProFund VP Utilities	10.15	11.66	0.00
Rydex VT Dow 2x Strategy Fund	37.48	40.00	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.41	3.14	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	9.67	9.39	0.00
Rydex VT S&P 500 2x Strategy Fund	6.10	5.73	0.00
Rydex VT U.S. Government Money Market Fund	9.33	9.13	0.00
UIF Emerging Markets Debt Portfolio	12.66	13.24	0.00
UIF Emerging Markets Equity Portfolio	12.43	9.94	0.00
UIF Mid Cap Growth Portfolio	12.27	11.14	0.00
UIF U.S. Real Estate Portfolio	9.64	9.96	0.00
Van Eck VIP Global Hard Assets Fund	14.23	11.60	0.00

1 Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2 Formerly Invesco V.I. Basic Value Fund

Table 10 – 2.25% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011
Base Contract with 1.30% M&E and 3% Extra Credit Rider
Access VP High Yield	12.58	12.64	650.40
Adaptive Allocation Portfolio	10.36	9.76	58,053.03
Alger Small Cap Growth Portfolio	16.52	15.63	0.00
American Century VP Income & Growth Fund	10.28	10.34	0.00
American Century VP International Fund	13.75	11.81	887.57
American Century VP Large Company Value Fund	9.06	8.94	0.00
American Century VP Mid Cap Value Fund	13.06	12.66	0.00
American Century VP Ultra Fund	9.44	9.31	0.00
Direxion Dynamic HY Bond Fund	9.35	9.60	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.30	10.13	0.00
Dreyfus VIF Appreciation Portfolio	10.73	11.41	12,355.26
Dreyfus VIF International Value Portfolio	8.53	6.78	2,135.11
Goldman Sachs VIT Structured Small Cap Equity Fund	9.69	9.54	5,280.64
Invesco V.I. Global Real Estate	9.30	8.48	1,830.48
Invesco V.I. International Growth	10.37	9.43	0.00
Invesco V.I. Mid Cap Core Equity	10.90	9.96	0.00
Invesco Van Kampen V.I. American Value Fund[1]	10.63	10.48	0.00
Invesco Van Kampen V.I Growth and Income Portfolio	9.59	9.17	0.00
Invesco Van Kampen V.I. Value Opportunities Fund[2]	7.44	7.03	0.00
PIMCO VIT All Asset Portfolio	12.32	12.28	6,052.45
PIMCO VIT High Yield Portfolio	12.12	12.23	26,029.45
PIMCO VIT Low Duration Portfolio	11.84	11.69	9,722.06
PIMCO VIT Real Return Portfolio	12.11	13.21	7,533.81
PIMCO VIT Total Return Portfolio	13.18	13.34	23,304.89
ProFund VP Asia 30	13.31	9.50	0.00
ProFund VP Banks	3.90	2.79	0.00
ProFund VP Basic Materials	12.07	9.89	0.00
ProFund VP Bear	7.17	6.39	0.00
ProFund VP Biotechnology	10.21	10.64	352.56
ProFund VP Bull	8.86	8.67	4,275.65
ProFund VP Consumer Goods	11.23	11.74	824.00
ProFund VP Consumer Services	9.83	10.14	2,028.60
ProFund VP Dow 30	9.52	9.67	0.00
ProFund VP Emerging Markets	8.38	6.58	2,271.61
ProFund VP Europe 30	8.25	7.35	0.00
ProFund VP Falling U.S. Dollar	8.86	8.42	625.15
ProFund VP Financials	5.11	4.30	0.00
ProFund VP Health Care	9.67	10.41	905.80
ProFund VP Industrials	9.33	8.96	0.00
ProFund VP International	6.81	5.70	0.00
ProFund VP Internet	13.27	12.08	0.00
ProFund VP Japan	5.17	4.11	0.00
ProFund VP Large-Cap Growth	9.80	9.89	3,506.62
ProFund VP Large-Cap Value	7.98	7.70	4,500.83
ProFund VP Mid-Cap	9.48	8.88	1,677.57
ProFund VP Mid-Cap Growth	10.73	10.19	0.00
ProFund VP Mid-Cap Value	9.29	8.72	0.00
ProFund VP Money Market	9.67	9.46	526.22
ProFund VP NASDAQ-100	11.32	11.23	1,353.16
ProFund VP Oil & Gas	10.70	10.70	0.00
ProFund VP Pharmaceuticals	9.62	10.92	552.60
ProFund VP Precious Metals	12.02	9.49	380.73
ProFund VP Real Estate	8.20	8.40	0.00
ProFund VP Rising Rates Opportunity	5.50	3.36	0.00
ProFund VP Semiconductor	8.19	7.69	0.00
ProFund VP Short Dow 30	6.03	5.12	0.00
ProFund VP Short Emerging Markets	5.11	5.52	0.00
ProFund VP Short International	7.84	7.81	0.00
ProFund VP Short Mid-Cap	5.70	5.12	0.00
ProFund VP Short NASDAQ-100	5.50	4.81	0.00
ProFund VP Short Small-Cap	5.55	4.94	0.00
ProFund VP Small-Cap	9.11	8.41	1,769.79
ProFund VP Small-Cap Growth	9.68	9.58	0.00
ProFund VP Small-Cap Value	8.79	8.25	0.00
ProFund VP Technology	10.74	10.36	0.00
ProFund VP Telecommunications	9.52	9.48	0.00
ProFund VP U.S. Government Plus	12.21	17.14	756.15
ProFund VP UltraBull	5.98	5.56	0.00
ProFund VP UltraMid-Cap	7.37	6.22	0.00
ProFund VP UltraNASDAQ-100	9.57	9.25	0.00
ProFund VP UltraShort Dow 30	4.65	3.25	0.00
ProFund VP UltraShort NASDAQ-100	3.53	2.69	0.00
ProFund VP UltraSmall-Cap	5.55	4.40	0.00
ProFund VP Utilities	10.12	11.63	2,715.34
Rydex VT Dow 2x Strategy Fund	37.39	39.89	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.40	3.14	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	9.65	9.37	0.00
Rydex VT S&P 500 2x Strategy Fund	6.09	5.72	0.00
Rydex VT U.S. Government Money Market Fund	9.21	9.01	0.00
UIF Emerging Markets Debt Portfolio	12.63	13.20	0.00
UIF Emerging Markets Equity Portfolio	12.40	9.91	0.00
UIF Mid Cap Growth Portfolio	12.24	11.11	0.00
UIF U.S. Real Estate Portfolio	9.62	9.94	0.00
Van Eck VIP Global Hard Assets Fund	14.20	11.56	0.00

1 Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2 Formerly Invesco V.I. Basic Value Fund

Table 11 – 2.30% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011
Base Contract with 1.20% M&E and 4% Extra Credit Rider Base Contract with 1.30% M&E and GMDB Rider with Annual Step-Up and 6% Roll-Up
Access VP High Yield	12.55	12.60	0.00
Adaptive Allocation Portfolio	10.35	9.74	0.00
Alger Small Cap Growth Portfolio	16.44	15.56	0.00
American Century VP Income & Growth Fund	10.24	10.29	0.00
American Century VP International Fund	13.69	11.75	788.09
American Century VP Large Company Value Fund	9.04	8.91	348.24
American Century VP Mid Cap Value Fund	13.02	12.62	0.00
American Century VP Ultra Fund	9.41	9.27	0.00
Direxion Dynamic HY Bond Fund	9.33	9.57	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.27	10.10	0.00
Dreyfus VIF Appreciation Portfolio	10.70	11.37	218.07
Dreyfus VIF International Value Portfolio	8.51	6.76	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.66	9.50	453.96
Invesco V.I. Global Real Estate	9.27	8.45	0.00
Invesco V.I. International Growth	10.35	9.41	0.00
Invesco V.I. Mid Cap Core Equity	10.87	9.94	0.00
Invesco Van Kampen V.I. American Value Fund[1]	10.61	10.45	238.57
Invesco Van Kampen V.I Growth and Income Portfolio	9.57	9.14	0.00
Invesco Van Kampen V.I. Value Opportunities Fund[2]	7.43	7.01	0.00
PIMCO VIT All Asset Portfolio	12.29	12.25	1,197.49
PIMCO VIT High Yield Portfolio	12.09	12.20	1,202.34
PIMCO VIT Low Duration Portfolio	11.81	11.66	0.00
PIMCO VIT Real Return Portfolio	12.08	13.17	0.00
PIMCO VIT Total Return Portfolio	13.15	13.30	0.00
ProFund VP Asia 30	13.27	9.47	0.00
ProFund VP Banks	3.89	2.78	0.00
ProFund VP Basic Materials	12.04	9.86	0.00
ProFund VP Bear	7.15	6.37	542.06
ProFund VP Biotechnology	10.18	10.61	0.00
ProFund VP Bull	8.84	8.64	1,339.30
ProFund VP Consumer Goods	11.20	11.71	0.00
ProFund VP Consumer Services	9.81	10.11	0.00
ProFund VP Dow 30	9.50	9.64	0.00
ProFund VP Emerging Markets	8.37	6.57	0.00
ProFund VP Europe 30	8.23	7.33	0.00
ProFund VP Falling U.S. Dollar	8.84	8.41	0.00
ProFund VP Financials	5.09	4.29	0.00
ProFund VP Health Care	9.65	10.38	0.00
ProFund VP Industrials	9.31	8.94	0.00
ProFund VP International	6.80	5.69	0.00
ProFund VP Internet	13.24	12.05	0.00
ProFund VP Japan	5.15	4.10	0.00
ProFund VP Large-Cap Growth	9.78	9.86	0.00
ProFund VP Large-Cap Value	7.96	7.68	0.00
ProFund VP Mid-Cap	9.47	8.87	1,305.84
ProFund VP Mid-Cap Growth	10.70	10.16	0.00
ProFund VP Mid-Cap Value	9.27	8.70	286.58
ProFund VP Money Market	9.65	9.43	1,013.05
ProFund VP NASDAQ-100	11.29	11.20	689.27
ProFund VP Oil & Gas	10.67	10.67	118.37
ProFund VP Pharmaceuticals	9.60	10.89	0.00
ProFund VP Precious Metals	11.99	9.47	126.00
ProFund VP Real Estate	8.18	8.38	0.00
ProFund VP Rising Rates Opportunity	5.49	3.35	0.00
ProFund VP Semiconductor	8.17	7.67	0.00
ProFund VP Short Dow 30	6.01	5.10	0.00
ProFund VP Short Emerging Markets	5.10	5.51	421.12
ProFund VP Short International	7.83	7.79	0.00
ProFund VP Short Mid-Cap	5.69	5.10	0.00
ProFund VP Short NASDAQ-100	5.48	4.80	0.00
ProFund VP Short Small-Cap	5.54	4.92	0.00
ProFund VP Small-Cap	9.09	8.38	920.46
ProFund VP Small-Cap Growth	9.66	9.56	0.00
ProFund VP Small-Cap Value	8.77	8.22	0.00
ProFund VP Technology	10.71	10.33	0.00
ProFund VP Telecommunications	9.50	9.45	0.00
ProFund VP U.S. Government Plus	12.18	17.09	1,550.74
ProFund VP UltraBull	5.96	5.55	0.00
ProFund VP UltraMid-Cap	7.35	6.21	0.00
ProFund VP UltraNASDAQ-100	9.55	9.22	0.00
ProFund VP UltraShort Dow 30	4.64	3.24	0.00
ProFund VP UltraShort NASDAQ-100	3.53	2.68	0.00
ProFund VP UltraSmall-Cap	5.53	4.39	0.00
ProFund VP Utilities	10.10	11.60	0.00
Rydex VT Dow 2x Strategy Fund	37.31	39.77	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.39	3.13	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	9.62	9.34	0.00
Rydex VT S&P 500 2x Strategy Fund	6.07	5.70	0.00
Rydex VT U.S. Government Money Market Fund	9.17	8.96	0.00
UIF Emerging Markets Debt Portfolio	12.60	13.16	0.00
UIF Emerging Markets Equity Portfolio	12.37	9.89	0.00
UIF Mid Cap Growth Portfolio	12.21	11.07	0.00
UIF U.S. Real Estate Portfolio	9.59	9.91	0.00
Van Eck VIP Global Hard Assets Fund	14.16	11.53	107.56

1 Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2 Formerly Invesco V.I. Basic Value Fund

Table 12 – 2.35% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011
Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up Base Contract with 1.45% M&E and GMDB Rider with 6% Roll-Up
Access VP High Yield	12.52	12.57	9,715.55
Adaptive Allocation Portfolio	10.33	9.72	138,066.54
Alger Small Cap Growth Portfolio	12.98	12.27	0.00
American Century VP Income & Growth Fund	9.16	9.20	669.32
American Century VP International Fund	11.67	10.01	3,961.00
American Century VP Large Company Value Fund	8.92	8.79	1,217.39
American Century VP Mid Cap Value Fund	12.38	11.99	709.04
American Century VP Ultra Fund	9.66	9.51	277.25
Direxion Dynamic HY Bond Fund	9.31	9.54	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.25	10.08	0.00
Dreyfus VIF Appreciation Portfolio	10.68	11.34	3,982.32
Dreyfus VIF International Value Portfolio	8.49	6.74	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.20	9.05	691.14
Invesco V.I. Global Real Estate	9.25	8.43	1,692.89
Invesco V.I. International Growth	10.32	9.38	1,358.65
Invesco V.I. Mid Cap Core Equity	10.85	9.91	676.40
Invesco Van Kampen V.I. American Value Fund[1]	10.59	10.43	99.33
Invesco Van Kampen V.I Growth and Income Portfolio	9.55	9.12	1,177.28
Invesco Van Kampen V.I. Value Opportunities Fund[2]	7.41	6.99	0.00
PIMCO VIT All Asset Portfolio	12.26	12.21	4,614.96
PIMCO VIT High Yield Portfolio	12.06	12.16	51,674.17
PIMCO VIT Low Duration Portfolio	11.78	11.62	9,004.72
PIMCO VIT Real Return Portfolio	12.05	13.13	2,824.29
PIMCO VIT Total Return Portfolio	13.12	13.26	23,309.75
ProFund VP Asia 30	13.24	9.44	0.00
ProFund VP Banks	3.88	2.78	0.00
ProFund VP Basic Materials	12.01	9.84	539.79
ProFund VP Bear	7.13	6.35	34,785.19
ProFund VP Biotechnology	10.16	10.57	0.00
ProFund VP Bull	8.82	8.62	7,750.66
ProFund VP Consumer Goods	11.18	11.68	1,078.82
ProFund VP Consumer Services	9.78	10.08	2,377.22
ProFund VP Dow 30	9.48	9.61	0.00
ProFund VP Emerging Markets	8.35	6.55	272.77
ProFund VP Europe 30	8.21	7.31	0.00
ProFund VP Falling U.S. Dollar	8.83	8.39	0.00
ProFund VP Financials	5.08	4.28	0.00
ProFund VP Health Care	9.63	10.36	1,662.83
ProFund VP Industrials	9.29	8.91	0.00
ProFund VP International	6.79	5.68	1,436.39
ProFund VP Internet	13.21	12.01	0.00
ProFund VP Japan	5.14	4.09	0.00
ProFund VP Large-Cap Growth	9.76	9.83	2,424.12
ProFund VP Large-Cap Value	7.94	7.66	2,643.27
ProFund VP Mid-Cap	9.45	8.85	6,359.82
ProFund VP Mid-Cap Growth	10.68	10.13	318.26
ProFund VP Mid-Cap Value	9.24	8.68	0.00
ProFund VP Money Market	9.62	9.40	22,330.32
ProFund VP NASDAQ-100	11.27	11.17	4,022.08
ProFund VP Oil & Gas	10.65	10.64	316.78
ProFund VP Pharmaceuticals	9.57	10.86	0.00
ProFund VP Precious Metals	11.96	9.44	2,453.34
ProFund VP Real Estate	8.16	8.35	88.63
ProFund VP Rising Rates Opportunity	5.48	3.34	0.00
ProFund VP Semiconductor	8.15	7.65	0.00
ProFund VP Short Dow 30	6.00	5.09	0.00
ProFund VP Short Emerging Markets	5.09	5.50	0.00
ProFund VP Short International	7.82	7.78	0.00
ProFund VP Short Mid-Cap	5.68	5.09	0.00
ProFund VP Short NASDAQ-100	5.47	4.78	0.00
ProFund VP Short Small-Cap	5.53	4.91	0.00
ProFund VP Small-Cap	9.07	8.36	4,679.00
ProFund VP Small-Cap Growth	9.63	9.53	0.00
ProFund VP Small-Cap Value	8.75	8.20	0.00
ProFund VP Technology	10.69	10.30	0.00
ProFund VP Telecommunications	9.47	9.43	0.00
ProFund VP U.S. Government Plus	12.15	17.04	378.69
ProFund VP UltraBull	5.95	5.53	0.00
ProFund VP UltraMid-Cap	7.34	6.19	0.00
ProFund VP UltraNASDAQ-100	9.53	9.19	0.00
ProFund VP UltraShort Dow 30	4.64	3.24	0.00
ProFund VP UltraShort NASDAQ-100	3.52	2.68	0.00
ProFund VP UltraSmall-Cap	5.52	4.38	0.00
ProFund VP Utilities	10.08	11.57	9,376.09
Rydex VT Dow 2x Strategy Fund	37.22	39.66	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.38	3.12	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	9.60	9.31	0.00
Rydex VT S&P 500 2x Strategy Fund	6.06	5.69	0.00
Rydex VT U.S. Government Money Market Fund	9.71	9.49	0.00
UIF Emerging Markets Debt Portfolio	12.57	13.13	1,511.68
UIF Emerging Markets Equity Portfolio	12.34	9.86	1,945.42
UIF Mid Cap Growth Portfolio	12.18	11.04	821.52
UIF U.S. Real Estate Portfolio	9.57	9.88	706.14
Van Eck VIP Global Hard Assets Fund	14.13	11.50	1,306.79

1 Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2 Formerly Invesco V.I. Basic Value Fund

Table 13 – 2.40% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011
Base Contract with 1.45% M&E and 3% Extra Credit Rider Base Contract with 1.30% M&E and 4% Extra Credit Rider Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up
Access VP High Yield	12.49	12.53	32,744.69
Adaptive Allocation Portfolio	10.31	9.70	99,113.69
Alger Small Cap Growth Portfolio	16.30	15.40	0.00
American Century VP Income & Growth Fund	10.15	10.19	2,718.06
American Century VP International Fund	13.57	11.64	329.69
American Century VP Large Company Value Fund	8.98	8.84	189.10
American Century VP Mid Cap Value Fund	12.94	12.53	559.10
American Century VP Ultra Fund	9.35	9.21	3,698.97
Direxion Dynamic HY Bond Fund	9.29	9.51	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.22	10.05	0.00
Dreyfus VIF Appreciation Portfolio	10.65	11.31	11,553.17
Dreyfus VIF International Value Portfolio	8.47	6.72	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.60	9.44	4,907.39
Invesco V.I. Global Real Estate	9.23	8.41	0.00
Invesco V.I. International Growth	10.30	9.35	0.00
Invesco V.I. Mid Cap Core Equity	10.82	9.88	0.00
Invesco Van Kampen V.I. American Value Fund[1]	10.56	10.40	828.14
Invesco Van Kampen V.I Growth and Income Portfolio	9.53	9.09	1,827.96
Invesco Van Kampen V.I. Value Opportunities Fund[2]	7.39	6.97	0.00
PIMCO VIT All Asset Portfolio	12.24	12.18	243.03
PIMCO VIT High Yield Portfolio	12.03	12.13	7,969.09
PIMCO VIT Low Duration Portfolio	11.75	11.59	15,230.02
PIMCO VIT Real Return Portfolio	12.02	13.10	23,125.30
PIMCO VIT Total Return Portfolio	13.08	13.22	17,403.15
ProFund VP Asia 30	13.21	9.42	1,728.39
ProFund VP Banks	3.87	2.77	0.00
ProFund VP Basic Materials	11.98	9.81	1,131.48
ProFund VP Bear	7.12	6.33	6,447.29
ProFund VP Biotechnology	10.14	10.55	0.00
ProFund VP Bull	8.80	8.59	1,297.13
ProFund VP Consumer Goods	11.15	11.64	6,294.84
ProFund VP Consumer Services	9.76	10.05	7,282.88
ProFund VP Dow 30	9.45	9.58	2,773.58
ProFund VP Emerging Markets	8.34	6.54	347.91
ProFund VP Europe 30	8.19	7.29	0.00
ProFund VP Falling U.S. Dollar	8.82	8.37	203.44
ProFund VP Financials	5.07	4.26	0.00
ProFund VP Health Care	9.61	10.33	6,249.41
ProFund VP Industrials	9.27	8.89	1,550.30
ProFund VP International	6.78	5.67	0.00
ProFund VP Internet	13.18	11.98	753.75
ProFund VP Japan	5.13	4.08	0.00
ProFund VP Large-Cap Growth	9.74	9.80	2,539.48
ProFund VP Large-Cap Value	7.92	7.64	28,630.19
ProFund VP Mid-Cap	9.44	8.83	0.00
ProFund VP Mid-Cap Growth	10.65	10.10	2,803.95
ProFund VP Mid-Cap Value	9.22	8.65	1,653.01
ProFund VP Money Market	9.60	9.38	97,374.84
ProFund VP NASDAQ-100	11.24	11.13	0.00
ProFund VP Oil & Gas	10.62	10.61	3,299.99
ProFund VP Pharmaceuticals	9.55	10.83	429.13
ProFund VP Precious Metals	11.93	9.41	754.12
ProFund VP Real Estate	8.14	8.33	0.00
ProFund VP Rising Rates Opportunity	5.46	3.33	4,530.16
ProFund VP Semiconductor	8.13	7.63	0.00
ProFund VP Short Dow 30	5.98	5.07	0.00
ProFund VP Short Emerging Markets	5.08	5.49	190.01
ProFund VP Short International	7.81	7.76	0.00
ProFund VP Short Mid-Cap	5.66	5.07	0.00
ProFund VP Short NASDAQ-100	5.46	4.77	0.00
ProFund VP Short Small-Cap	5.52	4.90	0.00
ProFund VP Small-Cap	9.05	8.34	0.00
ProFund VP Small-Cap Growth	9.61	9.50	1,171.44
ProFund VP Small-Cap Value	8.73	8.18	2,968.18
ProFund VP Technology	10.67	10.27	733.96
ProFund VP Telecommunications	9.45	9.40	0.00
ProFund VP U.S. Government Plus	12.13	16.99	4,024.86
ProFund VP UltraBull	5.94	5.52	548.97
ProFund VP UltraMid-Cap	7.32	6.17	3,435.40
ProFund VP UltraNASDAQ-100	9.50	9.17	2,055.22
ProFund VP UltraShort Dow 30	4.63	3.23	0.00
ProFund VP UltraShort NASDAQ-100	3.52	2.67	0.00
ProFund VP UltraSmall-Cap	5.51	4.36	0.00
ProFund VP Utilities	10.05	11.53	8,533.90
Rydex VT Dow 2x Strategy Fund	37.13	39.55	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.37	3.11	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	9.58	9.29	0.00
Rydex VT S&P 500 2x Strategy Fund	6.05	5.67	0.00
Rydex VT U.S. Government Money Market Fund	9.09	8.88	0.00
UIF Emerging Markets Debt Portfolio	12.54	13.09	0.00
UIF Emerging Markets Equity Portfolio	12.31	9.83	0.00
UIF Mid Cap Growth Portfolio	12.15	11.01	5,218.09
UIF U.S. Real Estate Portfolio	9.55	9.85	1,141.06
Van Eck VIP Global Hard Assets Fund	14.10	11.47	877.92

1 Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2 Formerly Invesco V.I. Basic Value Fund

Table 14– 2.45% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011

Base Contract with 1.20% M&E; 3% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.20% M&E and 5% Extra Credit Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.45% M&E and GMDB Rider with Annual Step-Up and 6% Roll-Up

Access VP High Yield	12.46	12.50	459.19
Adaptive Allocation Portfolio	10.29	9.67	26,519.39
Alger Small Cap Growth Portfolio	14.36	13.57	0.00
American Century VP Income & Growth Fund	9.46	9.50	1,158.73
American Century VP International Fund	12.37	10.60	0.00
American Century VP Large Company Value Fund	8.95	8.81	0.00
American Century VP Mid Cap Value Fund	12.90	12.49	0.00
American Century VP Ultra Fund	9.32	9.18	0.00
Direxion Dynamic HY Bond Fund	9.26	9.49	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.20	10.02	0.00
Dreyfus VIF Appreciation Portfolio	10.63	11.28	579.40
Dreyfus VIF International Value Portfolio	8.45	6.70	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.57	9.40	416.92
Invesco V.I. Global Real Estate	9.21	8.38	1,130.67
Invesco V.I. International Growth	10.28	9.33	878.32
Invesco V.I. Mid Cap Core Equity	10.80	9.85	1,311.94
Invesco Van Kampen V.I. American Value Fund[1]	10.54	10.37	0.00
Invesco Van Kampen V.I Growth and Income Portfolio	9.50	9.07	2,603.97
Invesco Van Kampen V.I. Value Opportunities Fund[2]	7.37	6.95	0.00
PIMCO VIT All Asset Portfolio	12.21	12.14	47,590.95
PIMCO VIT High Yield Portfolio	12.00	12.09	6,411.59
PIMCO VIT Low Duration Portfolio	11.73	11.56	0.00
PIMCO VIT Real Return Portfolio	12.00	13.06	5,587.12
PIMCO VIT Total Return Portfolio	13.05	13.19	4,831.34
ProFund VP Asia 30	13.18	9.39	0.00
ProFund VP Banks	3.86	2.76	725.97
ProFund VP Basic Materials	11.95	9.78	0.00
ProFund VP Bear	7.10	6.31	0.00
ProFund VP Biotechnology	10.11	10.52	0.00
ProFund VP Bull	8.78	8.57	182.50
ProFund VP Consumer Goods	11.12	11.61	0.00
ProFund VP Consumer Services	9.74	10.02	155.32
ProFund VP Dow 30	9.43	9.56	7.99
ProFund VP Emerging Markets	8.33	6.53	0.00
ProFund VP Europe 30	8.17	7.27	0.00
ProFund VP Falling U.S. Dollar	8.80	8.36	0.00
ProFund VP Financials	5.06	4.25	0.00
ProFund VP Health Care	9.58	10.30	0.00
ProFund VP Industrials	9.24	8.86	0.00
ProFund VP International	6.77	5.66	0.00
ProFund VP Internet	13.15	11.95	300.83
ProFund VP Japan	5.12	4.07	0.00
ProFund VP Large-Cap Growth	9.71	9.78	0.00
ProFund VP Large-Cap Value	7.90	7.61	0.00
ProFund VP Mid-Cap	9.42	8.81	0.00
ProFund VP Mid-Cap Growth	10.63	10.07	0.00
ProFund VP Mid-Cap Value	9.20	8.63	0.00
ProFund VP Money Market	9.58	9.35	41,722.43
ProFund VP NASDAQ-100	11.21	11.10	0.00
ProFund VP Oil & Gas	10.60	10.58	0.00
ProFund VP Pharmaceuticals	9.53	10.80	0.00
ProFund VP Precious Metals	11.90	9.39	0.00
ProFund VP Real Estate	8.13	8.31	0.00
ProFund VP Rising Rates Opportunity	5.45	3.32	22.11
ProFund VP Semiconductor	8.11	7.61	0.00
ProFund VP Short Dow 30	5.97	5.06	0.00
ProFund VP Short Emerging Markets	5.07	5.48	0.00
ProFund VP Short International	7.80	7.74	0.00
ProFund VP Short Mid-Cap	5.65	5.06	0.00
ProFund VP Short NASDAQ-100	5.44	4.76	0.00
ProFund VP Short Small-Cap	5.50	4.88	0.00
ProFund VP Small-Cap	9.03	8.31	0.00
ProFund VP Small-Cap Growth	9.59	9.48	0.00
ProFund VP Small-Cap Value	8.71	8.15	0.00
ProFund VP Technology	10.64	10.24	0.00
ProFund VP Telecommunications	9.43	9.37	0.00
ProFund VP U.S. Government Plus	12.10	16.94	0.00
ProFund VP UltraBull	5.92	5.50	0.00
ProFund VP UltraMid-Cap	7.30	6.15	531.36
ProFund VP UltraNASDAQ-100	9.48	9.14	0.00
ProFund VP UltraShort Dow 30	4.62	3.22	0.00
ProFund VP UltraShort NASDAQ-100	3.51	2.67	0.00
ProFund VP UltraSmall-Cap	5.49	4.35	0.00
ProFund VP Utilities	10.03	11.50	146.31
Rydex VT Dow 2x Strategy Fund	37.05	39.44	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.36	3.10	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	9.56	9.26	0.00
Rydex VT S&P 500 2x Strategy Fund	6.03	5.65	1,199.72
Rydex VT U.S. Government Money Market Fund	9.60	9.37	0.00
UIF Emerging Markets Debt Portfolio	12.51	13.05	251.47
UIF Emerging Markets Equity Portfolio	12.28	9.80	0.00
UIF Mid Cap Growth Portfolio	12.12	10.98	324.95
UIF U.S. Real Estate Portfolio	9.53	9.82	0.00
Van Eck VIP Global Hard Assets Fund	14.06	11.43	0.00

1 Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2 Formerly Invesco V.I. Basic Value Fund

Table 15– 2.50% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011
Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up
Access VP High Yield	12.44	12.46	16,540.10
Adaptive Allocation Portfolio	10.27	9.65	268,483.17
Alger Small Cap Growth Portfolio	16.15	15.25	0.00
American Century VP Income & Growth Fund	10.06	10.09	2,956.68
American Century VP International Fund	13.45	11.52	945.93
American Century VP Large Company Value Fund	8.93	8.78	780.69
American Century VP Mid Cap Value Fund	12.87	12.44	515.49
American Century VP Ultra Fund	9.30	9.15	2,386.47
Direxion Dynamic HY Bond Fund	9.24	9.46	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.18	9.99	0.00
Dreyfus VIF Appreciation Portfolio	10.60	11.25	5,493.81
Dreyfus VIF International Value Portfolio	8.43	6.68	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.54	9.37	459.04
Invesco V.I. Global Real Estate	9.19	8.36	127.18
Invesco V.I. International Growth	10.25	9.30	0.00
Invesco V.I. Mid Cap Core Equity	10.77	9.82	1,543.71
Invesco Van Kampen V.I. American Value Fund[1]	10.51	10.34	172.96
Invesco Van Kampen V.I Growth and Income Portfolio	9.48	9.04	0.00
Invesco Van Kampen V.I. Value Opportunities Fund[2]	7.36	6.93	595.82
PIMCO VIT All Asset Portfolio	12.18	12.11	411.56
PIMCO VIT High Yield Portfolio	11.98	12.06	32,632.27
PIMCO VIT Low Duration Portfolio	11.70	11.53	11,559.26
PIMCO VIT Real Return Portfolio	11.97	13.02	6,501.33
PIMCO VIT Total Return Portfolio	13.02	13.15	17,312.97
ProFund VP Asia 30	13.15	9.36	448.58
ProFund VP Banks	3.85	2.75	93.85
ProFund VP Basic Materials	11.93	9.75	1,570.41
ProFund VP Bear	7.08	6.30	12,874.41
ProFund VP Biotechnology	10.09	10.49	319.46
ProFund VP Bull	8.76	8.55	5,376.94
ProFund VP Consumer Goods	11.10	11.58	1,593.87
ProFund VP Consumer Services	9.71	10.00	2,941.46
ProFund VP Dow 30	9.41	9.53	5,196.14
ProFund VP Emerging Markets	8.32	6.51	224.56
ProFund VP Europe 30	8.15	7.25	0.00
ProFund VP Falling U.S. Dollar	8.79	8.34	0.00
ProFund VP Financials	5.05	4.24	0.00
ProFund VP Health Care	9.56	10.27	816.50
ProFund VP Industrials	9.22	8.84	1,340.00
ProFund VP International	6.76	5.65	0.00
ProFund VP Internet	13.12	11.91	777.66
ProFund VP Japan	5.11	4.06	0.00
ProFund VP Large-Cap Growth	9.69	9.75	306.19
ProFund VP Large-Cap Value	7.89	7.59	704.98
ProFund VP Mid-Cap	9.41	8.79	5,072.98
ProFund VP Mid-Cap Growth	10.60	10.04	1,964.68
ProFund VP Mid-Cap Value	9.18	8.60	181.63
ProFund VP Money Market	9.56	9.32	87,334.69
ProFund VP NASDAQ-100	11.19	11.07	1,570.98
ProFund VP Oil & Gas	10.57	10.55	5,773.98
ProFund VP Pharmaceuticals	9.51	10.77	43.37
ProFund VP Precious Metals	11.88	9.36	1,643.73
ProFund VP Real Estate	8.11	8.28	102.84
ProFund VP Rising Rates Opportunity	5.44	3.32	15,608.95
ProFund VP Semiconductor	8.09	7.59	50.83
ProFund VP Short Dow 30	5.96	5.04	0.00
ProFund VP Short Emerging Markets	5.07	5.47	0.00
ProFund VP Short International	7.78	7.73	0.00
ProFund VP Short Mid-Cap	5.64	5.05	0.00
ProFund VP Short NASDAQ-100	5.43	4.74	0.00
ProFund VP Short Small-Cap	5.49	4.87	0.00
ProFund VP Small-Cap	9.01	8.29	2,259.01
ProFund VP Small-Cap Growth	9.57	9.45	863.34
ProFund VP Small-Cap Value	8.69	8.13	0.00
ProFund VP Technology	10.62	10.21	434.02
ProFund VP Telecommunications	9.41	9.35	0.00
ProFund VP U.S. Government Plus	12.07	16.90	56.79
ProFund VP UltraBull	5.91	5.49	0.00
ProFund VP UltraMid-Cap	7.28	6.14	2,531.70
ProFund VP UltraNASDAQ-100	9.46	9.12	2,366.29
ProFund VP UltraShort Dow 30	4.61	3.22	0.00
ProFund VP UltraShort NASDAQ-100	3.51	2.66	0.00
ProFund VP UltraSmall-Cap	5.48	4.34	1,088.09
ProFund VP Utilities	10.01	11.47	8,944.36
Rydex VT Dow 2x Strategy Fund	36.96	39.33	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.35	3.09	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	9.53	9.24	0.00
Rydex VT S&P 500 2x Strategy Fund	6.02	5.64	0.00
Rydex VT U.S. Government Money Market Fund	9.01	8.79	0.00
UIF Emerging Markets Debt Portfolio	12.48	13.02	2,098.95
UIF Emerging Markets Equity Portfolio	12.26	9.77	3,608.37
UIF Mid Cap Growth Portfolio	12.09	10.95	635.77
UIF U.S. Real Estate Portfolio	9.51	9.80	136.80
Van Eck VIP Global Hard Assets Fund	14.03	11.40	4,155.29

1 Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2 Formerly Invesco V.I. Basic Value Fund

Table 16 – 2.55% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E and 5% Extra Credit Rider

Base Contract with 1.45% M&E and 4% Extra Credit Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider and Estate Planning Rider

Access VP High Yield	12.41	12.43	4,657.25
Adaptive Allocation Portfolio	10.25	9.63	20,674.65
Alger Small Cap Growth Portfolio	21.29	20.10	0.00
American Century VP Income & Growth Fund	12.44	12.48	191.50
American Century VP International Fund	15.94	13.65	208.41
American Century VP Large Company Value Fund	8.90	8.75	0.00
American Century VP Mid Cap Value Fund	12.83	12.40	0.00
American Century VP Ultra Fund	9.27	9.11	252.42
Direxion Dynamic HY Bond Fund	9.22	9.43	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.15	9.96	0.00
Dreyfus VIF Appreciation Portfolio	10.58	11.21	1,426.43
Dreyfus VIF International Value Portfolio	8.41	6.66	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.51	9.34	2,582.44
Invesco V.I. Global Real Estate	9.17	8.33	132.80
Invesco V.I. International Growth	10.23	9.27	2,335.36
Invesco V.I. Mid Cap Core Equity	10.75	9.80	0.00
Invesco Van Kampen V.I. American Value Fund[1]	10.49	10.31	0.00
Invesco Van Kampen V.I Growth and Income Portfolio	9.46	9.01	465.19
Invesco Van Kampen V.I. Value Opportunities Fund[2]	7.34	6.91	0.00
PIMCO VIT All Asset Portfolio	12.15	12.07	1,166.08
PIMCO VIT High Yield Portfolio	11.95	12.02	4,097.23
PIMCO VIT Low Duration Portfolio	11.67	11.49	816.11
PIMCO VIT Real Return Portfolio	11.94	12.98	607.87
PIMCO VIT Total Return Portfolio	12.99	13.11	2,650.23
ProFund VP Asia 30	13.12	9.34	0.00
ProFund VP Banks	3.84	2.75	0.00
ProFund VP Basic Materials	11.90	9.73	215.26
ProFund VP Bear	7.07	6.28	5,796.42
ProFund VP Biotechnology	10.06	10.46	2,779.90
ProFund VP Bull	8.74	8.52	115.06
ProFund VP Consumer Goods	11.07	11.54	895.53
ProFund VP Consumer Services	9.69	9.97	202.58
ProFund VP Dow 30	9.39	9.50	0.00
ProFund VP Emerging Markets	8.30	6.50	1,715.33
ProFund VP Europe 30	8.14	7.23	0.00
ProFund VP Falling U.S. Dollar	8.78	8.32	0.00
ProFund VP Financials	5.03	4.23	0.00
ProFund VP Health Care	9.54	10.24	208.32
ProFund VP Industrials	9.20	8.81	0.00
ProFund VP International	6.75	5.63	0.00
ProFund VP Internet	13.09	11.88	606.08
ProFund VP Japan	5.09	4.05	0.00
ProFund VP Large-Cap Growth	9.67	9.72	4.80
ProFund VP Large-Cap Value	7.87	7.57	803.89
ProFund VP Mid-Cap	9.39	8.78	0.00
ProFund VP Mid-Cap Growth	10.58	10.01	2,340.03
ProFund VP Mid-Cap Value	9.16	8.58	0.00
ProFund VP Money Market	9.54	9.30	10,749.50
ProFund VP NASDAQ-100	11.16	11.04	0.00
ProFund VP Oil & Gas	10.55	10.52	0.00
ProFund VP Pharmaceuticals	9.49	10.74	553.50
ProFund VP Precious Metals	11.85	9.33	22.75
ProFund VP Real Estate	8.09	8.26	0.00
ProFund VP Rising Rates Opportunity	5.43	3.31	229.05
ProFund VP Semiconductor	8.07	7.56	0.00
ProFund VP Short Dow 30	5.94	5.03	0.00
ProFund VP Short Emerging Markets	5.06	5.46	0.00
ProFund VP Short International	7.77	7.71	0.00
ProFund VP Short Mid-Cap	5.62	5.03	0.00
ProFund VP Short NASDAQ-100	5.42	4.73	139.85
ProFund VP Short Small-Cap	5.48	4.85	0.00
ProFund VP Small-Cap	8.99	8.27	0.00
ProFund VP Small-Cap Growth	9.54	9.42	802.52
ProFund VP Small-Cap Value	8.67	8.11	0.00
ProFund VP Technology	10.59	10.18	1,205.27
ProFund VP Telecommunications	9.39	9.32	864.43
ProFund VP U.S. Government Plus	12.04	16.85	219.71
ProFund VP UltraBull	5.90	5.47	410.48
ProFund VP UltraMid-Cap	7.27	6.12	411.78
ProFund VP UltraNASDAQ-100	9.44	9.09	0.00
ProFund VP UltraShort Dow 30	4.61	3.21	0.00
ProFund VP UltraShort NASDAQ-100	3.50	2.66	0.00
ProFund VP UltraSmall-Cap	5.47	4.33	0.00
ProFund VP Utilities	9.98	11.44	2,393.90
Rydex VT Dow 2x Strategy Fund	36.87	39.22	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.34	3.08	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	9.51	9.21	0.00
Rydex VT S&P 500 2x Strategy Fund	6.00	5.62	0.00
Rydex VT U.S. Government Money Market Fund	9.07	8.84	0.00
UIF Emerging Markets Debt Portfolio	12.46	12.98	516.70
UIF Emerging Markets Equity Portfolio	12.23	9.75	359.36
UIF Mid Cap Growth Portfolio	12.07	10.92	0.00
UIF U.S. Real Estate Portfolio	9.48	9.77	251.12
Van Eck VIP Global Hard Assets Fund	14.00	11.37	984.10

1 Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2 Formerly Invesco V.I. Basic Value Fund

Table 17 – 2.60% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011

Base Contract with 1.20% M&E; 4% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Access VP High Yield	12.38	12.39	0.00
Adaptive Allocation Portfolio	10.23	9.61	46,672.20
Alger Small Cap Growth Portfolio	12.80	12.08	0.00
American Century VP Income & Growth Fund	9.04	9.06	0.00
American Century VP International Fund	11.51	9.85	118.24
American Century VP Large Company Value Fund	8.80	8.65	244.44
American Century VP Mid Cap Value Fund	12.21	11.80	0.00
American Century VP Ultra Fund	9.53	9.36	0.00
Direxion Dynamic HY Bond Fund	9.20	9.41	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.13	9.93	0.00
Dreyfus VIF Appreciation Portfolio	10.55	11.18	151.22
Dreyfus VIF International Value Portfolio	8.39	6.64	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.08	8.91	330.22
Invesco V.I. Global Real Estate	9.14	8.31	689.26
Invesco V.I. International Growth	10.20	9.25	0.00
Invesco V.I. Mid Cap Core Equity	10.72	9.77	11,561.59
Invesco Van Kampen V.I. American Value Fund[1]	10.46	10.28	165.43
Invesco Van Kampen V.I Growth and Income Portfolio	9.44	8.99	0.00
Invesco Van Kampen V.I. Value Opportunities Fund[2]	7.32	6.89	0.00
PIMCO VIT All Asset Portfolio	12.12	12.04	182.41
PIMCO VIT High Yield Portfolio	11.92	11.99	4,193.63
PIMCO VIT Low Duration Portfolio	11.64	11.46	732.97
PIMCO VIT Real Return Portfolio	11.91	12.95	164.25
PIMCO VIT Total Return Portfolio	12.96	13.07	687.49
ProFund VP Asia 30	13.09	9.31	0.00
ProFund VP Banks	3.84	2.74	0.00
ProFund VP Basic Materials	11.87	9.70	0.00
ProFund VP Bear	7.05	6.26	375.90
ProFund VP Biotechnology	10.04	10.43	0.00
ProFund VP Bull	8.72	8.50	3,666.56
ProFund VP Consumer Goods	11.05	11.51	0.00
ProFund VP Consumer Services	9.67	9.94	407.03
ProFund VP Dow 30	9.36	9.48	658.35
ProFund VP Emerging Markets	8.29	6.49	14.33
ProFund VP Europe 30	8.12	7.21	0.00
ProFund VP Falling U.S. Dollar	8.76	8.31	0.00
ProFund VP Financials	5.02	4.22	0.00
ProFund VP Health Care	9.52	10.21	43.16
ProFund VP Industrials	9.18	8.79	0.00
ProFund VP International	6.74	5.62	0.00
ProFund VP Internet	13.06	11.85	94.73
ProFund VP Japan	5.08	4.03	0.00
ProFund VP Large-Cap Growth	9.65	9.69	68.68
ProFund VP Large-Cap Value	7.85	7.55	0.00
ProFund VP Mid-Cap	9.38	8.76	175.08
ProFund VP Mid-Cap Growth	10.55	9.99	9.66
ProFund VP Mid-Cap Value	9.14	8.55	198.73
ProFund VP Money Market	9.51	9.27	5,756.83
ProFund VP NASDAQ-100	11.14	11.01	2,410.94
ProFund VP Oil & Gas	10.52	10.49	82.08
ProFund VP Pharmaceuticals	9.46	10.71	0.00
ProFund VP Precious Metals	11.82	9.31	262.11
ProFund VP Real Estate	8.07	8.24	0.00
ProFund VP Rising Rates Opportunity	5.41	3.30	1,820.79
ProFund VP Semiconductor	8.06	7.54	0.00
ProFund VP Short Dow 30	5.93	5.02	0.00
ProFund VP Short Emerging Markets	5.05	5.45	290.64
ProFund VP Short International	7.76	7.70	0.00
ProFund VP Short Mid-Cap	5.61	5.02	0.00
ProFund VP Short NASDAQ-100	5.41	4.72	0.00
ProFund VP Short Small-Cap	5.46	4.84	0.00
ProFund VP Small-Cap	8.97	8.24	4,003.54
ProFund VP Small-Cap Growth	9.52	9.40	0.00
ProFund VP Small-Cap Value	8.65	8.08	0.00
ProFund VP Technology	10.57	10.15	0.00
ProFund VP Telecommunications	9.36	9.29	0.00
ProFund VP U.S. Government Plus	12.01	16.80	1,075.35
ProFund VP UltraBull	5.88	5.45	0.00
ProFund VP UltraMid-Cap	7.25	6.10	0.00
ProFund VP UltraNASDAQ-100	9.42	9.07	0.00
ProFund VP UltraShort Dow 30	4.60	3.20	0.00
ProFund VP UltraShort NASDAQ-100	3.49	2.65	0.00
ProFund VP UltraSmall-Cap	5.46	4.31	0.00
ProFund VP Utilities	9.96	11.40	922.70
Rydex VT Dow 2x Strategy Fund	36.79	39.10	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.33	3.07	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	9.49	9.18	0.00
Rydex VT S&P 500 2x Strategy Fund	5.99	5.61	0.00
Rydex VT U.S. Government Money Market Fund	9.59	9.34	0.00
UIF Emerging Markets Debt Portfolio	12.43	12.94	0.00
UIF Emerging Markets Equity Portfolio	12.20	9.72	32.11
UIF Mid Cap Growth Portfolio	12.04	10.89	0.00
UIF U.S. Real Estate Portfolio	9.46	9.74	118.17
Van Eck VIP Global Hard Assets Fund	13.97	11.34	180.64

1 Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2 Formerly Invesco V.I. Basic Value Fund

Table 18 – 2.65% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Access VP High Yield	12.35	12.36	2,072.03
Adaptive Allocation Portfolio	10.22	9.58	99,325.38
Alger Small Cap Growth Portfolio	15.94	15.03	0.00
American Century VP Income & Growth Fund	9.92	9.94	674.27
American Century VP International Fund	13.27	11.35	0.00
American Century VP Large Company Value Fund	8.85	8.69	34.69
American Century VP Mid Cap Value Fund	12.75	12.31	955.92
American Century VP Ultra Fund	9.21	9.05	1,374.86
Direxion Dynamic HY Bond Fund	9.18	9.38	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.11	9.91	0.00
Dreyfus VIF Appreciation Portfolio	10.53	11.15	2,560.30
Dreyfus VIF International Value Portfolio	8.37	6.62	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.46	9.27	4,106.93
Invesco V.I. Global Real Estate	9.12	8.29	0.00
Invesco V.I. International Growth	10.18	9.22	173.41
Invesco V.I. Mid Cap Core Equity	10.70	9.74	5,029.79
Invesco Van Kampen V.I. American Value Fund[1]	10.44	10.25	591.62
Invesco Van Kampen V.I Growth and Income Portfolio	9.42	8.96	197.84
Invesco Van Kampen V.I. Value Opportunities Fund[2]	7.30	6.87	0.00
PIMCO VIT All Asset Portfolio	12.09	12.00	1,818.42
PIMCO VIT High Yield Portfolio	11.89	11.96	4,411.30
PIMCO VIT Low Duration Portfolio	11.62	11.43	4,816.41
PIMCO VIT Real Return Portfolio	11.88	12.91	1,065.17
PIMCO VIT Total Return Portfolio	12.93	13.04	4,027.82
ProFund VP Asia 30	13.06	9.28	1,523.88
ProFund VP Banks	3.83	2.73	0.00
ProFund VP Basic Materials	11.84	9.67	1,089.12
ProFund VP Bear	7.04	6.24	0.00
ProFund VP Biotechnology	10.02	10.40	86.00
ProFund VP Bull	8.70	8.47	701.80
ProFund VP Consumer Goods	11.02	11.48	272.17
ProFund VP Consumer Services	9.65	9.91	364.58
ProFund VP Dow 30	9.34	9.45	3,790.36
ProFund VP Emerging Markets	8.28	6.47	0.00
ProFund VP Europe 30	8.10	7.18	0.00
ProFund VP Falling U.S. Dollar	8.75	8.29	151.53
ProFund VP Financials	5.01	4.20	0.00
ProFund VP Health Care	9.49	10.18	220.96
ProFund VP Industrials	9.16	8.76	166.39
ProFund VP International	6.73	5.61	0.00
ProFund VP Internet	13.03	11.81	119.67
ProFund VP Japan	5.07	4.02	0.00
ProFund VP Large-Cap Growth	9.62	9.66	1,882.69
ProFund VP Large-Cap Value	7.83	7.53	2,199.75
ProFund VP Mid-Cap	9.37	8.74	0.00
ProFund VP Mid-Cap Growth	10.53	9.96	1,266.58
ProFund VP Mid-Cap Value	9.12	8.53	2,820.36
ProFund VP Money Market	9.49	9.24	7,032.12
ProFund VP NASDAQ-100	11.11	10.98	284.24
ProFund VP Oil & Gas	10.50	10.46	1,537.20
ProFund VP Pharmaceuticals	9.44	10.68	134.80
ProFund VP Precious Metals	11.79	9.28	2,088.24
ProFund VP Real Estate	8.05	8.21	24.32
ProFund VP Rising Rates Opportunity	5.40	3.29	10,521.70
ProFund VP Semiconductor	8.04	7.52	0.00
ProFund VP Short Dow 30	5.92	5.00	0.00
ProFund VP Short Emerging Markets	5.04	5.43	0.00
ProFund VP Short International	7.75	7.68	0.00
ProFund VP Short Mid-Cap	5.60	5.00	0.00
ProFund VP Short NASDAQ-100	5.39	4.70	0.00
ProFund VP Short Small-Cap	5.45	4.83	0.00
ProFund VP Small-Cap	8.95	8.22	477.27
ProFund VP Small-Cap Growth	9.50	9.37	0.00
ProFund VP Small-Cap Value	8.63	8.06	3,071.82
ProFund VP Technology	10.54	10.13	0.00
ProFund VP Telecommunications	9.34	9.27	0.00
ProFund VP U.S. Government Plus	11.99	16.75	184.45
ProFund VP UltraBull	5.87	5.44	26.66
ProFund VP UltraMid-Cap	7.23	6.08	409.76
ProFund VP UltraNASDAQ-100	9.39	9.04	326.29
ProFund VP UltraShort Dow 30	4.59	3.20	0.00
ProFund VP UltraShort NASDAQ-100	3.49	2.64	0.00
ProFund VP UltraSmall-Cap	5.44	4.30	27.61
ProFund VP Utilities	9.94	11.37	3,679.61
Rydex VT Dow 2x Strategy Fund	36.70	38.99	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.32	3.06	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	9.47	9.16	0.00
Rydex VT S&P 500 2x Strategy Fund	5.98	5.59	0.00
Rydex VT U.S. Government Money Market Fund	8.90	8.66	0.00
UIF Emerging Markets Debt Portfolio	12.40	12.91	221.59
UIF Emerging Markets Equity Portfolio	12.17	9.69	0.00
UIF Mid Cap Growth Portfolio	12.01	10.86	2,693.98
UIF U.S. Real Estate Portfolio	9.44	9.71	599.98
Van Eck VIP Global Hard Assets Fund	13.93	11.30	125.38

1 Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2 Formerly Invesco V.I. Basic Value Fund

Table 19 – 2.70% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011

Base Contract with 1.45% M&E; 3% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E and 5% Extra Credit Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Access VP High Yield	12.32	12.32	786.50
Adaptive Allocation Portfolio	10.20	9.56	19,500.60
Alger Small Cap Growth Portfolio	12.73	12.00	0.00
American Century VP Income & Growth Fund	8.99	9.00	2,616.19
American Century VP International Fund	11.45	9.79	0.00
American Century VP Large Company Value Fund	8.76	8.59	1,812.44
American Century VP Mid Cap Value Fund	12.15	11.73	500.86
American Century VP Ultra Fund	9.48	9.30	89.30
Direxion Dynamic HY Bond Fund	9.16	9.35	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.08	9.88	0.00
Dreyfus VIF Appreciation Portfolio	10.50	11.12	1,588.88
Dreyfus VIF International Value Portfolio	8.35	6.60	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.03	8.85	224.03
Invesco V.I. Global Real Estate	9.10	8.26	0.00
Invesco V.I. International Growth	10.16	9.19	0.00
Invesco V.I. Mid Cap Core Equity	10.67	9.71	0.00
Invesco Van Kampen V.I. American Value Fund[1]	10.41	10.22	148.34
Invesco Van Kampen V.I Growth and Income Portfolio	9.39	8.94	1,077.05
Invesco Van Kampen V.I. Value Opportunities Fund[2]	7.29	6.85	0.00
PIMCO VIT All Asset Portfolio	12.07	11.97	613.54
PIMCO VIT High Yield Portfolio	11.86	11.92	1,144.98
PIMCO VIT Low Duration Portfolio	11.59	11.40	931.00
PIMCO VIT Real Return Portfolio	11.86	12.88	833.12
PIMCO VIT Total Return Portfolio	12.90	13.00	2,947.87
ProFund VP Asia 30	13.03	9.26	198.10
ProFund VP Banks	3.82	2.72	0.00
ProFund VP Basic Materials	11.82	9.64	615.16
ProFund VP Bear	7.02	6.23	2,176.62
ProFund VP Biotechnology	9.99	10.37	454.24
ProFund VP Bull	8.68	8.45	0.00
ProFund VP Consumer Goods	11.00	11.45	427.24
ProFund VP Consumer Services	9.62	9.88	0.00
ProFund VP Dow 30	9.32	9.42	67.15
ProFund VP Emerging Markets	8.26	6.46	1,315.48
ProFund VP Europe 30	8.08	7.16	0.00
ProFund VP Falling U.S. Dollar	8.74	8.27	0.00
ProFund VP Financials	5.00	4.19	937.92
ProFund VP Health Care	9.47	10.15	0.00
ProFund VP Industrials	9.14	8.74	0.00
ProFund VP International	6.72	5.60	0.00
ProFund VP Internet	13.00	11.78	434.37
ProFund VP Japan	5.06	4.01	0.00
ProFund VP Large-Cap Growth	9.60	9.64	0.00
ProFund VP Large-Cap Value	7.81	7.51	0.00
ProFund VP Mid-Cap	9.35	8.72	0.00
ProFund VP Mid-Cap Growth	10.50	9.93	150.24
ProFund VP Mid-Cap Value	9.09	8.50	0.00
ProFund VP Money Market	9.47	9.22	6,005.76
ProFund VP NASDAQ-100	11.08	10.95	651.20
ProFund VP Oil & Gas	10.48	10.43	611.38
ProFund VP Pharmaceuticals	9.42	10.65	472.46
ProFund VP Precious Metals	11.77	9.25	2,732.03
ProFund VP Real Estate	8.03	8.19	680.54
ProFund VP Rising Rates Opportunity	5.39	3.28	0.00
ProFund VP Semiconductor	8.02	7.50	0.00
ProFund VP Short Dow 30	5.90	4.99	0.00
ProFund VP Short Emerging Markets	5.03	5.42	0.00
ProFund VP Short International	7.74	7.67	0.00
ProFund VP Short Mid-Cap	5.58	4.99	0.00
ProFund VP Short NASDAQ-100	5.38	4.69	0.00
ProFund VP Short Small-Cap	5.44	4.81	0.00
ProFund VP Small-Cap	8.92	8.20	0.00
ProFund VP Small-Cap Growth	9.48	9.34	475.67
ProFund VP Small-Cap Value	8.61	8.04	0.00
ProFund VP Technology	10.52	10.10	154.01
ProFund VP Telecommunications	9.32	9.24	512.36
ProFund VP U.S. Government Plus	11.96	16.71	446.01
ProFund VP UltraBull	5.85	5.42	2,504.90
ProFund VP UltraMid-Cap	7.22	6.07	2,268.54
ProFund VP UltraNASDAQ-100	9.37	9.01	746.88
ProFund VP UltraShort Dow 30	4.59	3.19	0.00
ProFund VP UltraShort NASDAQ-100	3.48	2.64	0.00
ProFund VP UltraSmall-Cap	5.43	4.29	374.99
ProFund VP Utilities	9.91	11.34	1,133.70
Rydex VT Dow 2x Strategy Fund	36.62	38.88	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.31	3.06	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	9.44	9.13	0.00
Rydex VT S&P 500 2x Strategy Fund	5.96	5.57	0.00
Rydex VT U.S. Government Money Market Fund	9.53	9.28	0.00
UIF Emerging Markets Debt Portfolio	12.37	12.87	537.11
UIF Emerging Markets Equity Portfolio	12.14	9.66	948.31
UIF Mid Cap Growth Portfolio	11.98	10.83	0.00
UIF U.S. Real Estate Portfolio	9.42	9.69	0.00
Van Eck VIP Global Hard Assets Fund	13.90	11.27	1,928.21

1 Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2 Formerly Invesco V.I. Basic Value Fund

Table 20 – 2.75% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Access VP High Yield	12.29	12.29	0.00
Adaptive Allocation Portfolio	10.18	9.54	45,814.65
Alger Small Cap Growth Portfolio	15.79	14.88	0.00
American Century VP Income & Growth Fund	9.84	9.84	294.63
American Century VP International Fund	13.15	11.24	0.00
American Century VP Large Company Value Fund	8.79	8.63	493.52
American Century VP Mid Cap Value Fund	12.67	12.23	892.69
American Century VP Ultra Fund	9.16	8.99	1,153.35
Direxion Dynamic HY Bond Fund	9.14	9.33	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.06	9.85	0.00
Dreyfus VIF Appreciation Portfolio	10.48	11.09	5,195.86
Dreyfus VIF International Value Portfolio	8.33	6.59	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.40	9.21	2,880.83
Invesco V.I. Global Real Estate	9.08	8.24	0.00
Invesco V.I. International Growth	10.13	9.17	0.00
Invesco V.I. Mid Cap Core Equity	10.65	9.69	0.00
Invesco Van Kampen V.I. American Value Fund[1]	10.39	10.19	1,357.12
Invesco Van Kampen V.I Growth and Income Portfolio	9.37	8.91	0.00
Invesco Van Kampen V.I. Value Opportunities Fund[2]	7.27	6.83	0.00
PIMCO VIT All Asset Portfolio	12.04	11.94	1,788.03
PIMCO VIT High Yield Portfolio	11.84	11.89	1,608.53
PIMCO VIT Low Duration Portfolio	11.56	11.36	3,442.54
PIMCO VIT Real Return Portfolio	11.83	12.84	508.91
PIMCO VIT Total Return Portfolio	12.87	12.96	4,123.49
ProFund VP Asia 30	13.00	9.23	1,936.51
ProFund VP Banks	3.81	2.71	0.00
ProFund VP Basic Materials	11.79	9.62	0.00
ProFund VP Bear	7.00	6.21	696.42
ProFund VP Biotechnology	9.97	10.34	32.24
ProFund VP Bull	8.66	8.43	1,583.10
ProFund VP Consumer Goods	10.97	11.41	75.35
ProFund VP Consumer Services	9.60	9.85	71.79
ProFund VP Dow 30	9.30	9.40	1,508.50
ProFund VP Emerging Markets	8.25	6.45	0.00
ProFund VP Europe 30	8.06	7.14	0.00
ProFund VP Falling U.S. Dollar	8.72	8.25	56.71
ProFund VP Financials	4.99	4.18	0.00
ProFund VP Health Care	9.45	10.12	505.72
ProFund VP Industrials	9.12	8.71	0.00
ProFund VP International	6.71	5.59	0.00
ProFund VP Internet	12.97	11.74	397.09
ProFund VP Japan	5.05	4.00	0.00
ProFund VP Large-Cap Growth	9.58	9.61	711.21
ProFund VP Large-Cap Value	7.79	7.49	852.03
ProFund VP Mid-Cap	9.34	8.70	0.00
ProFund VP Mid-Cap Growth	10.48	9.90	1,019.24
ProFund VP Mid-Cap Value	9.07	8.48	1,563.73
ProFund VP Money Market	9.45	9.19	2,869.70
ProFund VP NASDAQ-100	11.06	10.91	1,553.98
ProFund VP Oil & Gas	10.45	10.40	1,153.27
ProFund VP Pharmaceuticals	9.40	10.62	50.53
ProFund VP Precious Metals	11.74	9.23	1,189.09
ProFund VP Real Estate	8.01	8.17	0.00
ProFund VP Rising Rates Opportunity	5.38	3.27	4,274.86
ProFund VP Semiconductor	8.00	7.48	0.00
ProFund VP Short Dow 30	5.89	4.97	0.00
ProFund VP Short Emerging Markets	5.03	5.41	537.15
ProFund VP Short International	7.72	7.65	0.00
ProFund VP Short Mid-Cap	5.57	4.97	0.00
ProFund VP Short NASDAQ-100	5.37	4.68	0.00
ProFund VP Short Small-Cap	5.43	4.80	0.00
ProFund VP Small-Cap	8.90	8.17	1,863.62
ProFund VP Small-Cap Growth	9.45	9.32	0.00
ProFund VP Small-Cap Value	8.59	8.01	1,208.59
ProFund VP Technology	10.49	10.07	0.00
ProFund VP Telecommunications	9.30	9.22	0.00
ProFund VP U.S. Government Plus	11.93	16.66	1,711.77
ProFund VP UltraBull	5.84	5.41	0.00
ProFund VP UltraMid-Cap	7.20	6.05	0.00
ProFund VP UltraNASDAQ-100	9.35	8.99	0.00
ProFund VP UltraShort Dow 30	4.58	3.19	0.00
ProFund VP UltraShort NASDAQ-100	3.48	2.63	0.00
ProFund VP UltraSmall-Cap	5.42	4.28	0.00
ProFund VP Utilities	9.89	11.31	1,422.86
Rydex VT Dow 2x Strategy Fund	36.53	38.77	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.30	3.05	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	9.42	9.11	0.00
Rydex VT S&P 500 2x Strategy Fund	5.95	5.56	0.00
Rydex VT U.S. Government Money Market Fund	8.82	8.58	0.00
UIF Emerging Markets Debt Portfolio	12.34	12.83	0.00
UIF Emerging Markets Equity Portfolio	12.11	9.64	394.60
UIF Mid Cap Growth Portfolio	11.95	10.80	865.19
UIF U.S. Real Estate Portfolio	9.39	9.66	0.00
Van Eck VIP Global Hard Assets Fund	13.87	11.24	1,293.48

1 Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2 Formerly Invesco V.I. Basic Value Fund

Table 21 – 2.80% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll Up; Estate Planning Rider and 3 Year CDSC Rider

Access VP High Yield	12.26	12.25	0.00
Adaptive Allocation Portfolio	10.16	9.52	42,610.32
Alger Small Cap Growth Portfolio	14.06	13.24	0.00
American Century VP Income & Growth Fund	9.26	9.26	0.00
American Century VP International Fund	12.11	10.34	2,164.53
American Century VP Large Company Value Fund	8.77	8.60	0.00
American Century VP Mid Cap Value Fund	12.64	12.18	0.00
American Century VP Ultra Fund	9.13	8.96	0.00
Direxion Dynamic HY Bond Fund	9.11	9.30	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.03	9.82	0.00
Dreyfus VIF Appreciation Portfolio	10.46	11.06	0.00
Dreyfus VIF International Value Portfolio	8.31	6.57	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.37	9.18	548.84
Invesco V.I. Global Real Estate	9.06	8.22	0.00
Invesco V.I. International Growth	10.11	9.14	0.00
Invesco V.I. Mid Cap Core Equity	10.62	9.66	0.00
Invesco Van Kampen V.I. American Value Fund[1]	10.36	10.16	0.00
Invesco Van Kampen V.I Growth and Income Portfolio	9.35	8.89	0.00
Invesco Van Kampen V.I. Value Opportunities Fund[2]	7.25	6.81	0.00
PIMCO VIT All Asset Portfolio	12.01	11.90	825.67
PIMCO VIT High Yield Portfolio	11.81	11.85	821.25
PIMCO VIT Low Duration Portfolio	11.54	11.33	2,099.47
PIMCO VIT Real Return Portfolio	11.80	12.80	5,760.07
PIMCO VIT Total Return Portfolio	12.84	12.93	2,156.32
ProFund VP Asia 30	12.97	9.21	0.00
ProFund VP Banks	3.80	2.71	0.00
ProFund VP Basic Materials	11.76	9.59	0.00
ProFund VP Bear	6.99	6.19	801.56
ProFund VP Biotechnology	9.95	10.31	0.00
ProFund VP Bull	8.64	8.40	3,757.71
ProFund VP Consumer Goods	10.94	11.38	0.00
ProFund VP Consumer Services	9.58	9.83	0.00
ProFund VP Dow 30	9.28	9.37	276.45
ProFund VP Emerging Markets	8.24	6.43	0.00
ProFund VP Europe 30	8.04	7.12	0.00
ProFund VP Falling U.S. Dollar	8.71	8.24	0.00
ProFund VP Financials	4.98	4.17	0.00
ProFund VP Health Care	9.43	10.09	0.00
ProFund VP Industrials	9.09	8.69	0.00
ProFund VP International	6.70	5.58	0.00
ProFund VP Internet	12.94	11.71	0.00
ProFund VP Japan	5.03	3.99	0.00
ProFund VP Large-Cap Growth	9.56	9.58	0.00
ProFund VP Large-Cap Value	7.78	7.46	0.00
ProFund VP Mid-Cap	9.32	8.69	3,638.73
ProFund VP Mid-Cap Growth	10.46	9.87	0.00
ProFund VP Mid-Cap Value	9.05	8.46	0.00
ProFund VP Money Market	9.42	9.17	2,330.74
ProFund VP NASDAQ-100	11.03	10.88	2,025.01
ProFund VP Oil & Gas	10.43	10.37	1,130.61
ProFund VP Pharmaceuticals	9.38	10.59	553.09
ProFund VP Precious Metals	11.71	9.20	0.00
ProFund VP Real Estate	7.99	8.14	0.00
ProFund VP Rising Rates Opportunity	5.36	3.26	764.58
ProFund VP Semiconductor	7.98	7.46	648.20
ProFund VP Short Dow 30	5.87	4.96	0.00
ProFund VP Short Emerging Markets	5.02	5.40	0.00
ProFund VP Short International	7.71	7.63	0.00
ProFund VP Short Mid-Cap	5.56	4.96	0.00
ProFund VP Short NASDAQ-100	5.36	4.66	0.00
ProFund VP Short Small-Cap	5.41	4.79	0.00
ProFund VP Small-Cap	8.88	8.15	2,674.36
ProFund VP Small-Cap Growth	9.43	9.29	0.00
ProFund VP Small-Cap Value	8.57	7.99	0.00
ProFund VP Technology	10.47	10.04	0.00
ProFund VP Telecommunications	9.28	9.19	0.00
ProFund VP U.S. Government Plus	11.90	16.61	301.15
ProFund VP UltraBull	5.83	5.39	0.00
ProFund VP UltraMid-Cap	7.18	6.03	0.00
ProFund VP UltraNASDAQ-100	9.33	8.96	0.00
ProFund VP UltraShort Dow 30	4.57	3.18	0.00
ProFund VP UltraShort NASDAQ-100	3.47	2.63	0.00
ProFund VP UltraSmall-Cap	5.41	4.27	0.00
ProFund VP Utilities	9.87	11.27	687.36
Rydex VT Dow 2x Strategy Fund	36.45	38.66	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.29	3.04	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	9.40	9.08	0.00
Rydex VT S&P 500 2x Strategy Fund	5.93	5.54	0.00
Rydex VT U.S. Government Money Market Fund	9.39	9.14	9,912.15
UIF Emerging Markets Debt Portfolio	12.31	12.80	0.00
UIF Emerging Markets Equity Portfolio	12.08	9.61	0.00
UIF Mid Cap Growth Portfolio	11.93	10.77	0.00
UIF U.S. Real Estate Portfolio	9.37	9.63	0.00
Van Eck VIP Global Hard Assets Fund	13.84	11.21	0.00

1 Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2 Formerly Invesco V.I. Basic Value Fund

Table 22 – 2.85% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011

Base Contract with 1.45% M&E; 4% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Access VP High Yield	12.23	12.22	0.00
Adaptive Allocation Portfolio	10.14	9.50	10,334.45
Alger Small Cap Growth Portfolio	15.65	14.73	0.00
American Century VP Income & Growth Fund	9.75	9.75	230.14
American Century VP International Fund	13.04	11.13	0.00
American Century VP Large Company Value Fund	8.74	8.57	0.00
American Century VP Mid Cap Value Fund	12.60	12.14	0.00
American Century VP Ultra Fund	9.10	8.92	0.00
Direxion Dynamic HY Bond Fund	9.09	9.27	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.01	9.79	0.00
Dreyfus VIF Appreciation Portfolio	10.43	11.02	199.44
Dreyfus VIF International Value Portfolio	8.29	6.55	150.46
Goldman Sachs VIT Structured Small Cap Equity Fund	9.34	9.14	364.29
Invesco V.I. Global Real Estate	9.04	8.19	154.08
Invesco V.I. International Growth	10.08	9.12	90.33
Invesco V.I. Mid Cap Core Equity	10.60	9.63	0.00
Invesco Van Kampen V.I. American Value Fund[1]	10.34	10.13	94.01
Invesco Van Kampen V.I Growth and Income Portfolio	9.33	8.86	0.00
Invesco Van Kampen V.I. Value Opportunities Fund[2]	7.24	6.80	298.71
PIMCO VIT All Asset Portfolio	11.98	11.87	464.28
PIMCO VIT High Yield Portfolio	11.78	11.82	284,481.41
PIMCO VIT Low Duration Portfolio	11.51	11.30	35.99
PIMCO VIT Real Return Portfolio	11.77	12.77	3,698.33
PIMCO VIT Total Return Portfolio	12.81	12.89	952.82
ProFund VP Asia 30	12.94	9.18	0.00
ProFund VP Banks	3.79	2.70	0.00
ProFund VP Basic Materials	11.73	9.56	0.00
ProFund VP Bear	6.97	6.17	826.58
ProFund VP Biotechnology	9.92	10.28	0.00
ProFund VP Bull	8.62	8.38	112.02
ProFund VP Consumer Goods	10.92	11.35	0.00
ProFund VP Consumer Services	9.56	9.80	95.34
ProFund VP Dow 30	9.26	9.34	0.00
ProFund VP Emerging Markets	8.23	6.42	0.00
ProFund VP Europe 30	8.02	7.10	0.00
ProFund VP Falling U.S. Dollar	8.70	8.22	0.00
ProFund VP Financials	4.96	4.16	0.00
ProFund VP Health Care	9.41	10.07	0.00
ProFund VP Industrials	9.07	8.66	0.00
ProFund VP International	6.69	5.57	0.00
ProFund VP Internet	12.91	11.68	0.00
ProFund VP Japan	5.02	3.98	0.00
ProFund VP Large-Cap Growth	9.53	9.56	240.10
ProFund VP Large-Cap Value	7.76	7.44	0.00
ProFund VP Mid-Cap	9.31	8.67	0.00
ProFund VP Mid-Cap Growth	10.43	9.85	0.00
ProFund VP Mid-Cap Value	9.03	8.43	0.00
ProFund VP Money Market	9.40	9.14	8,757.23
ProFund VP NASDAQ-100	11.01	10.85	0.00
ProFund VP Oil & Gas	10.40	10.34	770.76
ProFund VP Pharmaceuticals	9.35	10.56	311.01
ProFund VP Precious Metals	11.68	9.17	132.10
ProFund VP Real Estate	7.97	8.12	0.00
ProFund VP Rising Rates Opportunity	5.35	3.25	120.52
ProFund VP Semiconductor	7.96	7.44	364.49
ProFund VP Short Dow 30	5.86	4.95	0.00
ProFund VP Short Emerging Markets	5.01	5.39	0.00
ProFund VP Short International	7.70	7.62	0.00
ProFund VP Short Mid-Cap	5.55	4.95	0.00
ProFund VP Short NASDAQ-100	5.34	4.65	0.00
ProFund VP Short Small-Cap	5.40	4.77	0.00
ProFund VP Small-Cap	8.86	8.13	0.00
ProFund VP Small-Cap Growth	9.41	9.26	0.00
ProFund VP Small-Cap Value	8.55	7.97	168.43
ProFund VP Technology	10.44	10.01	0.00
ProFund VP Telecommunications	9.25	9.16	0.00
ProFund VP U.S. Government Plus	11.87	16.56	1,602.54
ProFund VP UltraBull	5.81	5.38	0.00
ProFund VP UltraMid-Cap	7.17	6.01	0.00
ProFund VP UltraNASDAQ-100	9.31	8.94	0.00
ProFund VP UltraShort Dow 30	4.56	3.17	0.00
ProFund VP UltraShort NASDAQ-100	3.47	2.62	0.00
ProFund VP UltraSmall-Cap	5.39	4.25	0.00
ProFund VP Utilities	9.84	11.24	340.63
Rydex VT Dow 2x Strategy Fund	36.36	38.55	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.28	3.03	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	9.38	9.05	0.00
Rydex VT S&P 500 2x Strategy Fund	5.92	5.53	0.00
Rydex VT U.S. Government Money Market Fund	8.74	8.50	0.00
UIF Emerging Markets Debt Portfolio	12.28	12.76	0.00
UIF Emerging Markets Equity Portfolio	12.06	9.58	0.00
UIF Mid Cap Growth Portfolio	11.90	10.73	88.82
UIF U.S. Real Estate Portfolio	9.35	9.60	0.00
Van Eck VIP Global Hard Assets Fund	13.80	11.18	75.53

1 Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2 Formerly Invesco V.I. Basic Value Fund

Table 23 – 2.90% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Access VP High Yield	12.21	12.18	139.83
Adaptive Allocation Portfolio	10.12	9.47	8,367.54
Alger Small Cap Growth Portfolio	12.60	11.85	0.00
American Century VP Income & Growth Fund	8.89	8.88	1,138.48
American Century VP International Fund	11.33	9.67	208.30
American Century VP Large Company Value Fund	8.66	8.49	329.29
American Century VP Mid Cap Value Fund	12.02	11.58	307.55
American Century VP Ultra Fund	9.38	9.19	367.89
Direxion Dynamic HY Bond Fund	9.07	9.25	271.35
Dreyfus Socially Responsible Growth Fund, Inc.	9.99	9.77	0.00
Dreyfus VIF Appreciation Portfolio	10.41	10.99	1,734.01
Dreyfus VIF International Value Portfolio	8.27	6.53	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	8.93	8.74	1,078.15
Invesco V.I. Global Real Estate	9.02	8.17	0.00
Invesco V.I. International Growth	10.06	9.09	0.00
Invesco V.I. Mid Cap Core Equity	10.57	9.60	1,631.86
Invesco Van Kampen V.I. American Value Fund[1]	10.32	10.11	687.14
Invesco Van Kampen V.I Growth and Income Portfolio	9.31	8.84	0.00
Invesco Van Kampen V.I. Value Opportunities Fund[2]	7.22	6.78	2,466.40
PIMCO VIT All Asset Portfolio	11.95	11.84	0.00
PIMCO VIT High Yield Portfolio	11.75	11.79	382.12
PIMCO VIT Low Duration Portfolio	11.48	11.27	1,575.98
PIMCO VIT Real Return Portfolio	11.75	12.73	122.84
PIMCO VIT Total Return Portfolio	12.78	12.85	2,125.63
ProFund VP Asia 30	12.91	9.15	657.48
ProFund VP Banks	3.78	2.69	655.35
ProFund VP Basic Materials	11.71	9.53	0.00
ProFund VP Bear	6.95	6.16	1,432.28
ProFund VP Biotechnology	9.90	10.25	0.00
ProFund VP Bull	8.60	8.35	0.00
ProFund VP Consumer Goods	10.89	11.32	0.00
ProFund VP Consumer Services	9.53	9.77	0.00
ProFund VP Dow 30	9.23	9.32	100.11
ProFund VP Emerging Markets	8.21	6.41	0.00
ProFund VP Europe 30	8.00	7.08	0.00
ProFund VP Falling U.S. Dollar	8.68	8.20	0.00
ProFund VP Financials	4.95	4.15	0.00
ProFund VP Health Care	9.38	10.04	0.00
ProFund VP Industrials	9.05	8.64	0.00
ProFund VP International	6.68	5.56	0.00
ProFund VP Internet	12.88	11.65	74.69
ProFund VP Japan	5.01	3.97	0.00
ProFund VP Large-Cap Growth	9.51	9.53	0.00
ProFund VP Large-Cap Value	7.74	7.42	0.00
ProFund VP Mid-Cap	9.29	8.65	0.00
ProFund VP Mid-Cap Growth	10.41	9.82	337.31
ProFund VP Mid-Cap Value	9.01	8.41	333.94
ProFund VP Money Market	9.38	9.11	2,055.35
ProFund VP NASDAQ-100	10.98	10.82	0.00
ProFund VP Oil & Gas	10.38	10.31	780.05
ProFund VP Pharmaceuticals	9.33	10.53	246.09
ProFund VP Precious Metals	11.66	9.15	766.08
ProFund VP Real Estate	7.96	8.10	289.80
ProFund VP Rising Rates Opportunity	5.34	3.24	821.77
ProFund VP Semiconductor	7.94	7.42	0.00
ProFund VP Short Dow 30	5.85	4.93	0.00
ProFund VP Short Emerging Markets	5.00	5.38	972.00
ProFund VP Short International	7.69	7.60	0.00
ProFund VP Short Mid-Cap	5.53	4.93	0.00
ProFund VP Short NASDAQ-100	5.33	4.64	0.00
ProFund VP Short Small-Cap	5.39	4.76	0.00
ProFund VP Small-Cap	8.84	8.10	0.00
ProFund VP Small-Cap Growth	9.39	9.24	0.00
ProFund VP Small-Cap Value	8.53	7.95	571.55
ProFund VP Technology	10.42	9.98	0.00
ProFund VP Telecommunications	9.23	9.14	0.00
ProFund VP U.S. Government Plus	11.85	16.52	5,743.44
ProFund VP UltraBull	5.80	5.36	0.00
ProFund VP UltraMid-Cap	7.15	6.00	1,375.91
ProFund VP UltraNASDAQ-100	9.28	8.91	102.47
ProFund VP UltraShort Dow 30	4.56	3.17	0.00
ProFund VP UltraShort NASDAQ-100	3.46	2.62	0.00
ProFund VP UltraSmall-Cap	5.38	4.24	2,960.78
ProFund VP Utilities	9.82	11.21	0.00
Rydex VT Dow 2x Strategy Fund	36.28	38.44	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.27	3.02	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	9.36	9.03	0.00
Rydex VT S&P 500 2x Strategy Fund	5.91	5.51	0.00
Rydex VT U.S. Government Money Market Fund	9.43	9.16	0.00
UIF Emerging Markets Debt Portfolio	12.25	12.72	0.00
UIF Emerging Markets Equity Portfolio	12.03	9.55	1,093.42
UIF Mid Cap Growth Portfolio	11.87	10.70	1,423.15
UIF U.S. Real Estate Portfolio	9.33	9.58	0.00
Van Eck VIP Global Hard Assets Fund	13.77	11.14	322.92

1 Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2 Formerly Invesco V.I. Basic Value Fund

Table 24 – 2.95% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step Up and 6% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Access VP High Yield	12.18	12.15	0.00
Adaptive Allocation Portfolio	10.11	9.45	2,652.91
Alger Small Cap Growth Portfolio	12.56	11.81	0.00
American Century VP Income & Growth Fund	8.87	8.86	0.00
American Century VP International Fund	11.30	9.63	0.00
American Century VP Large Company Value Fund	8.64	8.46	0.00
American Century VP Mid Cap Value Fund	11.99	11.54	0.00
American Century VP Ultra Fund	9.35	9.16	0.00
Direxion Dynamic HY Bond Fund	9.05	9.22	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.96	9.74	0.00
Dreyfus VIF Appreciation Portfolio	10.38	10.96	0.00
Dreyfus VIF International Value Portfolio	8.25	6.51	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	8.91	8.71	0.00
Invesco V.I. Global Real Estate	9.00	8.15	0.00
Invesco V.I. International Growth	10.04	9.06	0.00
Invesco V.I. Mid Cap Core Equity	10.55	9.58	0.00
Invesco Van Kampen V.I. American Value Fund[1]	10.29	10.08	0.00
Invesco Van Kampen V.I Growth and Income Portfolio	9.29	8.81	0.00
Invesco Van Kampen V.I. Value Opportunities Fund[2]	7.20	6.76	0.00
PIMCO VIT All Asset Portfolio	11.92	11.80	0.00
PIMCO VIT High Yield Portfolio	11.73	11.75	16,349.32
PIMCO VIT Low Duration Portfolio	11.46	11.24	0.00
PIMCO VIT Real Return Portfolio	11.72	12.69	0.00
PIMCO VIT Total Return Portfolio	12.75	12.82	0.00
ProFund VP Asia 30	12.88	9.13	0.00
ProFund VP Banks	3.77	2.68	0.00
ProFund VP Basic Materials	11.68	9.51	493.08
ProFund VP Bear	6.94	6.14	0.00
ProFund VP Biotechnology	9.88	10.22	0.00
ProFund VP Bull	8.58	8.33	282.94
ProFund VP Consumer Goods	10.87	11.29	0.00
ProFund VP Consumer Services	9.51	9.74	240.80
ProFund VP Dow 30	9.21	9.29	0.00
ProFund VP Emerging Markets	8.20	6.39	600.59
ProFund VP Europe 30	7.98	7.06	0.00
ProFund VP Falling U.S. Dollar	8.67	8.19	0.00
ProFund VP Financials	4.94	4.13	0.00
ProFund VP Health Care	9.36	10.01	0.00
ProFund VP Industrials	9.03	8.61	0.00
ProFund VP International	6.67	5.54	0.00
ProFund VP Internet	12.85	11.61	0.00
ProFund VP Japan	5.00	3.95	0.00
ProFund VP Large-Cap Growth	9.49	9.50	0.00
ProFund VP Large-Cap Value	7.72	7.40	0.00
ProFund VP Mid-Cap	9.28	8.63	0.00
ProFund VP Mid-Cap Growth	10.38	9.79	0.00
ProFund VP Mid-Cap Value	8.99	8.38	0.00
ProFund VP Money Market	9.36	9.09	1,545.59
ProFund VP NASDAQ-100	10.95	10.79	0.00
ProFund VP Oil & Gas	10.35	10.28	0.00
ProFund VP Pharmaceuticals	9.31	10.50	0.00
ProFund VP Precious Metals	11.63	9.12	467.37
ProFund VP Real Estate	7.94	8.07	0.00
ProFund VP Rising Rates Opportunity	5.33	3.23	0.00
ProFund VP Semiconductor	7.92	7.39	0.00
ProFund VP Short Dow 30	5.83	4.92	0.00
ProFund VP Short Emerging Markets	5.00	5.37	0.00
ProFund VP Short International	7.68	7.59	0.00
ProFund VP Short Mid-Cap	5.52	4.92	0.00
ProFund VP Short NASDAQ-100	5.32	4.62	0.00
ProFund VP Short Small-Cap	5.38	4.75	0.00
ProFund VP Small-Cap	8.82	8.08	0.00
ProFund VP Small-Cap Growth	9.37	9.21	0.00
ProFund VP Small-Cap Value	8.51	7.92	0.00
ProFund VP Technology	10.39	9.95	0.00
ProFund VP Telecommunications	9.21	9.11	0.00
ProFund VP U.S. Government Plus	11.82	16.47	0.00
ProFund VP UltraBull	5.79	5.35	0.00
ProFund VP UltraMid-Cap	7.13	5.98	0.00
ProFund VP UltraNASDAQ-100	9.26	8.89	0.00
ProFund VP UltraShort Dow 30	4.55	3.16	0.00
ProFund VP UltraShort NASDAQ-100	3.46	2.61	0.00
ProFund VP UltraSmall-Cap	5.37	4.23	0.00
ProFund VP Utilities	9.80	11.18	216.34
Rydex VT Dow 2x Strategy Fund	36.19	38.34	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.26	3.01	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	9.34	9.00	0.00
Rydex VT S&P 500 2x Strategy Fund	5.89	5.50	0.00
Rydex VT U.S. Government Money Market Fund	9.41	9.13	0.00
UIF Emerging Markets Debt Portfolio	12.23	12.69	0.00
UIF Emerging Markets Equity Portfolio	12.00	9.53	0.00
UIF Mid Cap Growth Portfolio	11.84	10.67	0.00
UIF U.S. Real Estate Portfolio	9.31	9.55	0.00
Van Eck VIP Global Hard Assets Fund	13.74	11.11	0.00

1 Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2 Formerly Invesco V.I. Basic Value Fund

Table 25 – 3.00% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider and 4 Year CDSC Rider

Access VP High Yield	12.15	12.11	1,086.04
Adaptive Allocation Portfolio	10.09	9.43	149,830.83
Alger Small Cap Growth Portfolio	15.45	14.51	0.00
American Century VP Income & Growth Fund	9.62	9.60	1,206.98
American Century VP International Fund	12.86	10.96	589.05
American Century VP Large Company Value Fund	8.66	8.48	0.00
American Century VP Mid Cap Value Fund	12.48	12.01	2,133.73
American Century VP Ultra Fund	9.02	8.83	1,261.04
Direxion Dynamic HY Bond Fund	9.03	9.20	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.94	9.71	0.00
Dreyfus VIF Appreciation Portfolio	10.36	10.93	10,572.94
Dreyfus VIF International Value Portfolio	8.24	6.49	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.26	9.05	0.00
Invesco V.I. Global Real Estate	8.98	8.12	0.00
Invesco V.I. International Growth	10.01	9.04	0.00
Invesco V.I. Mid Cap Core Equity	10.52	9.55	0.00
Invesco Van Kampen V.I. American Value Fund[1]	10.27	10.05	896.41
Invesco Van Kampen V.I Growth and Income Portfolio	9.26	8.79	0.00
Invesco Van Kampen V.I. Value Opportunities Fund[2]	7.19	6.74	0.00
PIMCO VIT All Asset Portfolio	11.90	11.77	0.00
PIMCO VIT High Yield Portfolio	11.70	11.72	2,397.26
PIMCO VIT Low Duration Portfolio	11.43	11.20	5,657.28
PIMCO VIT Real Return Portfolio	11.69	12.66	8,344.18
PIMCO VIT Total Return Portfolio	12.72	12.78	9,879.53
ProFund VP Asia 30	12.85	9.10	379.02
ProFund VP Banks	3.76	2.68	427.92
ProFund VP Basic Materials	11.65	9.48	850.17
ProFund VP Bear	6.92	6.12	4,907.56
ProFund VP Biotechnology	9.86	10.19	0.00
ProFund VP Bull	8.56	8.31	10,703.60
ProFund VP Consumer Goods	10.84	11.25	295.74
ProFund VP Consumer Services	9.49	9.72	0.00
ProFund VP Dow 30	9.19	9.26	17,472.28
ProFund VP Emerging Markets	8.19	6.38	4,932.68
ProFund VP Europe 30	7.97	7.04	0.00
ProFund VP Falling U.S. Dollar	8.65	8.17	0.00
ProFund VP Financials	4.93	4.12	398.79
ProFund VP Health Care	9.34	9.98	0.00
ProFund VP Industrials	9.01	8.59	284.77
ProFund VP International	6.65	5.53	7,326.59
ProFund VP Internet	12.82	11.58	0.00
ProFund VP Japan	4.99	3.94	0.00
ProFund VP Large-Cap Growth	9.47	9.48	5,211.62
ProFund VP Large-Cap Value	7.70	7.38	5,234.32
ProFund VP Mid-Cap	9.26	8.62	3,558.58
ProFund VP Mid-Cap Growth	10.36	9.76	3,226.50
ProFund VP Mid-Cap Value	8.97	8.36	0.00
ProFund VP Money Market	9.34	9.06	6,749.90
ProFund VP NASDAQ-100	10.93	10.76	320.75
ProFund VP Oil & Gas	10.33	10.25	0.00
ProFund VP Pharmaceuticals	9.29	10.47	5,395.50
ProFund VP Precious Metals	11.60	9.10	0.00
ProFund VP Real Estate	7.92	8.05	0.00
ProFund VP Rising Rates Opportunity	5.31	3.22	0.00
ProFund VP Semiconductor	7.91	7.37	0.00
ProFund VP Short Dow 30	5.82	4.90	0.00
ProFund VP Short Emerging Markets	4.99	5.36	0.00
ProFund VP Short International	7.66	7.57	0.00
ProFund VP Short Mid-Cap	5.51	4.90	0.00
ProFund VP Short NASDAQ-100	5.31	4.61	0.00
ProFund VP Short Small-Cap	5.36	4.73	0.00
ProFund VP Small-Cap	8.80	8.06	4,529.18
ProFund VP Small-Cap Growth	9.34	9.18	0.00
ProFund VP Small-Cap Value	8.49	7.90	0.00
ProFund VP Technology	10.37	9.93	0.00
ProFund VP Telecommunications	9.19	9.09	0.00
ProFund VP U.S. Government Plus	11.79	16.42	1,297.37
ProFund VP UltraBull	5.77	5.33	0.00
ProFund VP UltraMid-Cap	7.12	5.96	0.00
ProFund VP UltraNASDAQ-100	9.24	8.86	0.00
ProFund VP UltraShort Dow 30	4.54	3.15	0.00
ProFund VP UltraShort NASDAQ-100	3.45	2.61	0.00
ProFund VP UltraSmall-Cap	5.35	4.22	0.00
ProFund VP Utilities	9.77	11.15	5,393.63
Rydex VT Dow 2x Strategy Fund	36.11	38.23	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.25	3.00	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	9.31	8.98	0.00
Rydex VT S&P 500 2x Strategy Fund	5.88	5.48	0.00
Rydex VT U.S. Government Money Market Fund	8.63	8.38	0.00
UIF Emerging Markets Debt Portfolio	12.20	12.65	4,141.40
UIF Emerging Markets Equity Portfolio	11.97	9.50	616.97
UIF Mid Cap Growth Portfolio	11.82	10.64	0.00
UIF U.S. Real Estate Portfolio	9.29	9.52	0.00
Van Eck VIP Global Hard Assets Fund	13.71	11.08	2,405.06

1 Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2 Formerly Invesco V.I. Basic Value Fund

Table 26 – 3.05% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

Access VP High Yield	12.12	12.08	0.00
Adaptive Allocation Portfolio	10.07	9.41	5,807.38
Alger Small Cap Growth Portfolio	12.50	11.74	0.00
American Century VP Income & Growth Fund	8.82	8.80	322.03
American Century VP International Fund	11.24	9.57	157.70
American Century VP Large Company Value Fund	8.59	8.41	0.00
American Century VP Mid Cap Value Fund	11.92	11.47	0.00
American Century VP Ultra Fund	9.30	9.10	299.55
Direxion Dynamic HY Bond Fund	9.01	9.17	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.92	9.68	0.00
Dreyfus VIF Appreciation Portfolio	10.33	10.90	265.94
Dreyfus VIF International Value Portfolio	8.22	6.47	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	8.86	8.65	0.00
Invesco V.I. Global Real Estate	8.95	8.10	0.00
Invesco V.I. International Growth	9.99	9.01	0.00
Invesco V.I. Mid Cap Core Equity	10.50	9.52	10,904.04
Invesco Van Kampen V.I. American Value Fund[1]	10.24	10.02	0.00
Invesco Van Kampen V.I Growth and Income Portfolio	9.24	8.76	0.00
Invesco Van Kampen V.I. Value Opportunities Fund[2]	7.17	6.72	1,744.58
PIMCO VIT All Asset Portfolio	11.87	11.74	0.00
PIMCO VIT High Yield Portfolio	11.67	11.69	270.23
PIMCO VIT Low Duration Portfolio	11.40	11.17	623.69
PIMCO VIT Real Return Portfolio	11.66	12.62	399.51
PIMCO VIT Total Return Portfolio	12.69	12.74	469.18
ProFund VP Asia 30	12.82	9.08	0.00
ProFund VP Banks	3.76	2.67	0.00
ProFund VP Basic Materials	11.62	9.45	0.00
ProFund VP Bear	6.91	6.10	0.00
ProFund VP Biotechnology	9.83	10.16	0.00
ProFund VP Bull	8.54	8.28	215.63
ProFund VP Consumer Goods	10.82	11.22	0.00
ProFund VP Consumer Services	9.47	9.69	0.00
ProFund VP Dow 30	9.17	9.24	0.00
ProFund VP Emerging Markets	8.18	6.37	0.00
ProFund VP Europe 30	7.95	7.02	0.00
ProFund VP Falling U.S. Dollar	8.64	8.15	0.00
ProFund VP Financials	4.92	4.11	0.00
ProFund VP Health Care	9.32	9.95	0.00
ProFund VP Industrials	8.99	8.56	0.00
ProFund VP International	6.64	5.52	0.00
ProFund VP Internet	12.79	11.55	0.00
ProFund VP Japan	4.98	3.93	0.00
ProFund VP Large-Cap Growth	9.44	9.45	0.00
ProFund VP Large-Cap Value	7.68	7.36	0.00
ProFund VP Mid-Cap	9.25	8.60	205.69
ProFund VP Mid-Cap Growth	10.33	9.73	0.00
ProFund VP Mid-Cap Value	8.95	8.34	0.00
ProFund VP Money Market	9.32	9.04	1,259.12
ProFund VP NASDAQ-100	10.90	10.73	171.78
ProFund VP Oil & Gas	10.31	10.22	0.00
ProFund VP Pharmaceuticals	9.27	10.44	0.00
ProFund VP Precious Metals	11.58	9.07	0.00
ProFund VP Real Estate	7.90	8.03	0.00
ProFund VP Rising Rates Opportunity	5.30	3.21	0.00
ProFund VP Semiconductor	7.89	7.35	0.00
ProFund VP Short Dow 30	5.81	4.89	0.00
ProFund VP Short Emerging Markets	4.98	5.35	0.00
ProFund VP Short International	7.65	7.56	0.00
ProFund VP Short Mid-Cap	5.49	4.89	0.00
ProFund VP Short NASDAQ-100	5.29	4.60	0.00
ProFund VP Short Small-Cap	5.35	4.72	0.00
ProFund VP Small-Cap	8.78	8.04	222.07
ProFund VP Small-Cap Growth	9.32	9.16	0.00
ProFund VP Small-Cap Value	8.47	7.88	0.00
ProFund VP Technology	10.35	9.90	0.00
ProFund VP Telecommunications	9.17	9.06	0.00
ProFund VP U.S. Government Plus	11.76	16.38	0.00
ProFund VP UltraBull	5.76	5.32	0.00
ProFund VP UltraMid-Cap	7.10	5.95	0.00
ProFund VP UltraNASDAQ-100	9.22	8.84	0.00
ProFund VP UltraShort Dow 30	4.54	3.15	0.00
ProFund VP UltraShort NASDAQ-100	3.45	2.60	0.00
ProFund VP UltraSmall-Cap	5.34	4.21	3,223.56
ProFund VP Utilities	9.75	11.12	0.00
Rydex VT Dow 2x Strategy Fund	36.02	38.12	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.24	3.00	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	9.29	8.95	0.00
Rydex VT S&P 500 2x Strategy Fund	5.86	5.46	0.00
Rydex VT U.S. Government Money Market Fund	9.36	9.08	0.00
UIF Emerging Markets Debt Portfolio	12.17	12.62	0.00
UIF Emerging Markets Equity Portfolio	11.94	9.47	1,179.69
UIF Mid Cap Growth Portfolio	11.79	10.61	1,313.40
UIF U.S. Real Estate Portfolio	9.26	9.50	0.00
Van Eck VIP Global Hard Assets Fund	13.67	11.05	0.00

1 Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2 Formerly Invesco V.I. Basic Value Fund

Table 27 – 3.10% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Access VP High Yield	12.09	12.05	3,532.41
Adaptive Allocation Portfolio	10.05	9.39	190,679.06
Alger Small Cap Growth Portfolio	15.31	14.37	644.22
American Century VP Income & Growth Fund	9.53	9.51	3,030.91
American Century VP International Fund	12.75	10.85	2,372.23
American Century VP Large Company Value Fund	8.61	8.42	0.00
American Century VP Mid Cap Value Fund	12.41	11.93	0.00
American Century VP Ultra Fund	8.97	8.77	1,576.16
Direxion Dynamic HY Bond Fund	8.99	9.14	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.90	9.66	0.00
Dreyfus VIF Appreciation Portfolio	10.31	10.87	3,552.03
Dreyfus VIF International Value Portfolio	8.20	6.46	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.21	8.98	3,622.84
Invesco V.I. Global Real Estate	8.93	8.08	2,812.73
Invesco V.I. International Growth	9.97	8.99	3,559.14
Invesco V.I. Mid Cap Core Equity	10.48	9.50	20,450.12
Invesco Van Kampen V.I. American Value Fund[1]	10.22	9.99	0.00
Invesco Van Kampen V.I Growth and Income Portfolio	9.22	8.74	1,562.42
Invesco Van Kampen V.I. Value Opportunities Fund[2]	7.15	6.70	0.00
PIMCO VIT All Asset Portfolio	11.84	11.70	10,776.34
PIMCO VIT High Yield Portfolio	11.64	11.66	36,132.78
PIMCO VIT Low Duration Portfolio	11.38	11.14	12,641.45
PIMCO VIT Real Return Portfolio	11.64	12.59	18,467.47
PIMCO VIT Total Return Portfolio	12.66	12.71	16,797.28
ProFund VP Asia 30	12.79	9.05	0.00
ProFund VP Banks	3.75	2.66	0.00
ProFund VP Basic Materials	11.60	9.43	2,661.99
ProFund VP Bear	6.89	6.09	0.00
ProFund VP Biotechnology	9.81	10.13	0.00
ProFund VP Bull	8.52	8.26	5,875.42
ProFund VP Consumer Goods	10.79	11.19	3,012.33
ProFund VP Consumer Services	9.45	9.66	5,964.85
ProFund VP Dow 30	9.15	9.21	1,092.22
ProFund VP Emerging Markets	8.16	6.35	1,468.71
ProFund VP Europe 30	7.93	7.00	0.00
ProFund VP Falling U.S. Dollar	8.63	8.14	0.00
ProFund VP Financials	4.91	4.10	0.00
ProFund VP Health Care	9.30	9.92	2,094.09
ProFund VP Industrials	8.97	8.54	0.00
ProFund VP International	6.63	5.51	0.00
ProFund VP Internet	12.76	11.51	0.00
ProFund VP Japan	4.96	3.92	0.00
ProFund VP Large-Cap Growth	9.42	9.42	176.48
ProFund VP Large-Cap Value	7.67	7.34	6,067.21
ProFund VP Mid-Cap	9.24	8.58	2,663.45
ProFund VP Mid-Cap Growth	10.31	9.71	186.46
ProFund VP Mid-Cap Value	8.93	8.31	0.00
ProFund VP Money Market	9.29	9.01	19,338.06
ProFund VP NASDAQ-100	10.88	10.70	1,507.02
ProFund VP Oil & Gas	10.28	10.19	3,584.17
ProFund VP Pharmaceuticals	9.25	10.41	1,518.47
ProFund VP Precious Metals	11.55	9.05	2,934.14
ProFund VP Real Estate	7.88	8.00	432.04
ProFund VP Rising Rates Opportunity	5.29	3.20	3,020.87
ProFund VP Semiconductor	7.87	7.33	1,779.59
ProFund VP Short Dow 30	5.79	4.88	546.17
ProFund VP Short Emerging Markets	4.97	5.34	0.00
ProFund VP Short International	7.64	7.54	0.00
ProFund VP Short Mid-Cap	5.48	4.88	491.49
ProFund VP Short NASDAQ-100	5.28	4.58	536.26
ProFund VP Short Small-Cap	5.34	4.71	487.31
ProFund VP Small-Cap	8.76	8.01	1,910.08
ProFund VP Small-Cap Growth	9.30	9.13	2,055.88
ProFund VP Small-Cap Value	8.45	7.86	0.00
ProFund VP Technology	10.32	9.87	0.00
ProFund VP Telecommunications	9.15	9.03	413.49
ProFund VP U.S. Government Plus	11.74	16.33	1,695.60
ProFund VP UltraBull	5.75	5.30	0.00
ProFund VP UltraMid-Cap	7.08	5.93	38,420.85
ProFund VP UltraNASDAQ-100	9.20	8.81	0.00
ProFund VP UltraShort Dow 30	4.53	3.14	0.00
ProFund VP UltraShort NASDAQ-100	3.44	2.60	0.00
ProFund VP UltraSmall-Cap	5.33	4.19	0.00
ProFund VP Utilities	9.73	11.08	6,528.70
Rydex VT Dow 2x Strategy Fund	35.94	38.01	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.23	2.99	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	9.27	8.93	0.00
Rydex VT S&P 500 2x Strategy Fund	5.85	5.45	0.00
Rydex VT U.S. Government Money Market Fund	8.56	8.30	0.00
UIF Emerging Markets Debt Portfolio	12.14	12.58	1,891.51
UIF Emerging Markets Equity Portfolio	11.92	9.45	2,976.73
UIF Mid Cap Growth Portfolio	11.76	10.58	1,712.70
UIF U.S. Real Estate Portfolio	9.24	9.47	1,768.75
Van Eck VIP Global Hard Assets Fund	13.64	11.02	4,944.21

1 Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2 Formerly Invesco V.I. Basic Value Fund

Table 28 – 3.15% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider

Access VP High Yield	12.06	12.01	630.44
Adaptive Allocation Portfolio	10.03	9.37	0.00
Alger Small Cap Growth Portfolio	12.43	11.66	0.00
American Century VP Income & Growth Fund	8.77	8.74	0.00
American Century VP International Fund	11.18	9.51	0.00
American Century VP Large Company Value Fund	8.55	8.35	0.00
American Century VP Mid Cap Value Fund	11.86	11.40	0.00
American Century VP Ultra Fund	9.25	9.04	0.00
Direxion Dynamic HY Bond Fund	8.97	9.12	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.87	9.63	0.00
Dreyfus VIF Appreciation Portfolio	10.29	10.84	0.00
Dreyfus VIF International Value Portfolio	8.18	6.44	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	8.81	8.60	0.00
Invesco V.I. Global Real Estate	8.91	8.06	0.00
Invesco V.I. International Growth	9.94	8.96	0.00
Invesco V.I. Mid Cap Core Equity	10.45	9.47	0.00
Invesco Van Kampen V.I. American Value Fund[1]	10.20	9.96	0.00
Invesco Van Kampen V.I Growth and Income Portfolio	9.20	8.71	0.00
Invesco Van Kampen V.I. Value Opportunities Fund[2]	7.14	6.68	0.00
PIMCO VIT All Asset Portfolio	11.81	11.67	0.00
PIMCO VIT High Yield Portfolio	11.62	11.62	0.00
PIMCO VIT Low Duration Portfolio	11.35	11.11	0.00
PIMCO VIT Real Return Portfolio	11.61	12.55	0.00
PIMCO VIT Total Return Portfolio	12.63	12.67	0.00
ProFund VP Asia 30	12.76	9.02	0.00
ProFund VP Banks	3.74	2.65	0.00
ProFund VP Basic Materials	11.57	9.40	0.00
ProFund VP Bear	6.87	6.07	0.00
ProFund VP Biotechnology	9.79	10.11	0.00
ProFund VP Bull	8.50	8.24	0.00
ProFund VP Consumer Goods	10.77	11.16	407.12
ProFund VP Consumer Services	9.42	9.63	481.33
ProFund VP Dow 30	9.13	9.19	0.00
ProFund VP Emerging Markets	8.15	6.34	0.00
ProFund VP Europe 30	7.91	6.98	0.00
ProFund VP Falling U.S. Dollar	8.62	8.12	0.00
ProFund VP Financials	4.89	4.09	0.00
ProFund VP Health Care	9.27	9.90	480.22
ProFund VP Industrials	8.95	8.52	0.00
ProFund VP International	6.62	5.50	0.00
ProFund VP Internet	12.73	11.48	0.00
ProFund VP Japan	4.95	3.91	0.00
ProFund VP Large-Cap Growth	9.40	9.39	0.00
ProFund VP Large-Cap Value	7.65	7.32	1,910.06
ProFund VP Mid-Cap	9.22	8.56	0.00
ProFund VP Mid-Cap Growth	10.29	9.68	0.00
ProFund VP Mid-Cap Value	8.90	8.29	0.00
ProFund VP Money Market	9.27	8.99	1,785.84
ProFund VP NASDAQ-100	10.85	10.67	0.00
ProFund VP Oil & Gas	10.26	10.16	0.00
ProFund VP Pharmaceuticals	9.22	10.38	0.00
ProFund VP Precious Metals	11.52	9.02	0.00
ProFund VP Real Estate	7.86	7.98	0.00
ProFund VP Rising Rates Opportunity	5.28	3.20	0.00
ProFund VP Semiconductor	7.85	7.31	0.00
ProFund VP Short Dow 30	5.78	4.86	0.00
ProFund VP Short Emerging Markets	4.97	5.32	0.00
ProFund VP Short International	7.63	7.53	0.00
ProFund VP Short Mid-Cap	5.47	4.86	0.00
ProFund VP Short NASDAQ-100	5.27	4.57	0.00
ProFund VP Short Small-Cap	5.33	4.69	0.00
ProFund VP Small-Cap	8.74	7.99	0.00
ProFund VP Small-Cap Growth	9.28	9.11	0.00
ProFund VP Small-Cap Value	8.43	7.84	0.00
ProFund VP Technology	10.30	9.84	0.00
ProFund VP Telecommunications	9.13	9.01	0.00
ProFund VP U.S. Government Plus	11.71	16.28	274.28
ProFund VP UltraBull	5.73	5.29	0.00
ProFund VP UltraMid-Cap	7.07	5.91	0.00
ProFund VP UltraNASDAQ-100	9.18	8.79	0.00
ProFund VP UltraShort Dow 30	4.52	3.13	0.00
ProFund VP UltraShort NASDAQ-100	3.44	2.59	0.00
ProFund VP UltraSmall-Cap	5.32	4.18	0.00
ProFund VP Utilities	9.71	11.05	399.30
Rydex VT Dow 2x Strategy Fund	35.86	37.90	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.22	2.98	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	9.25	8.90	0.00
Rydex VT S&P 500 2x Strategy Fund	5.84	5.43	0.00
Rydex VT U.S. Government Money Market Fund	9.31	9.02	0.00
UIF Emerging Markets Debt Portfolio	12.11	12.54	0.00
UIF Emerging Markets Equity Portfolio	11.89	9.42	0.00
UIF Mid Cap Growth Portfolio	11.73	10.55	0.00
UIF U.S. Real Estate Portfolio	9.22	9.44	0.00
Van Eck VIP Global Hard Assets Fund	13.61	10.99	0.00

1 Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2 Formerly Invesco V.I. Basic Value Fund

Table 29 – 3.20% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

Access VP High Yield	12.04	11.98	1,998.81
Adaptive Allocation Portfolio	10.01	9.34	84,762.80
Alger Small Cap Growth Portfolio	13.37	12.54	275.55
American Century VP Income & Growth Fund	8.73	8.70	4,901.80
American Century VP International Fund	11.30	9.61	0.00
American Century VP Large Company Value Fund	8.51	8.31	0.00
American Century VP Mid Cap Value Fund	12.37	11.88	1,259.32
American Century VP Ultra Fund	9.17	8.96	4,167.45
Direxion Dynamic HY Bond Fund	8.95	9.09	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.85	9.60	0.00
Dreyfus VIF Appreciation Portfolio	10.26	10.81	14,975.80
Dreyfus VIF International Value Portfolio	8.16	6.42	2,190.96
Goldman Sachs VIT Structured Small Cap Equity Fund	9.11	8.88	1,045.32
Invesco V.I. Global Real Estate	8.89	8.03	1,093.84
Invesco V.I. International Growth	9.92	8.94	2,202.59
Invesco V.I. Mid Cap Core Equity	10.43	9.44	10,242.09
Invesco Van Kampen V.I. American Value Fund[1]	10.17	9.93	590.55
Invesco Van Kampen V.I Growth and Income Portfolio	9.18	8.69	10,273.59
Invesco Van Kampen V.I. Value Opportunities Fund[2]	7.12	6.66	2,252.12
PIMCO VIT All Asset Portfolio	11.79	11.64	4,349.00
PIMCO VIT High Yield Portfolio	11.59	11.59	11,696.51
PIMCO VIT Low Duration Portfolio	11.32	11.08	7,775.93
PIMCO VIT Real Return Portfolio	11.58	12.52	2,804.21
PIMCO VIT Total Return Portfolio	12.60	12.64	8,401.96
ProFund VP Asia 30	12.73	9.00	0.00
ProFund VP Banks	3.73	2.65	0.00
ProFund VP Basic Materials	11.54	9.37	0.00
ProFund VP Bear	6.86	6.05	0.00
ProFund VP Biotechnology	9.76	10.08	0.00
ProFund VP Bull	8.48	8.21	868.82
ProFund VP Consumer Goods	10.74	11.13	1,290.77
ProFund VP Consumer Services	9.40	9.61	2,265.48
ProFund VP Dow 30	9.11	9.16	8,959.93
ProFund VP Emerging Markets	8.14	6.33	0.00
ProFund VP Europe 30	7.89	6.96	0.00
ProFund VP Falling U.S. Dollar	8.60	8.10	0.00
ProFund VP Financials	4.88	4.08	0.00
ProFund VP Health Care	9.25	9.87	1,522.54
ProFund VP Industrials	8.93	8.49	0.00
ProFund VP International	6.61	5.49	0.00
ProFund VP Internet	12.70	11.45	0.00
ProFund VP Japan	4.94	3.90	0.00
ProFund VP Large-Cap Growth	9.38	9.37	2,305.42
ProFund VP Large-Cap Value	7.63	7.30	6,055.86
ProFund VP Mid-Cap	9.21	8.55	0.00
ProFund VP Mid-Cap Growth	10.26	9.65	0.00
ProFund VP Mid-Cap Value	8.88	8.27	733.80
ProFund VP Money Market	9.25	8.96	18,896.64
ProFund VP NASDAQ-100	10.83	10.64	180.64
ProFund VP Oil & Gas	10.23	10.13	1,044.21
ProFund VP Pharmaceuticals	9.20	10.35	0.00
ProFund VP Precious Metals	11.49	8.99	1,120.55
ProFund VP Real Estate	7.85	7.96	0.00
ProFund VP Rising Rates Opportunity	5.26	3.19	1,035.26
ProFund VP Semiconductor	7.83	7.29	0.00
ProFund VP Short Dow 30	5.76	4.85	0.00
ProFund VP Short Emerging Markets	4.96	5.31	0.00
ProFund VP Short International	7.62	7.51	0.00
ProFund VP Short Mid-Cap	5.46	4.85	0.00
ProFund VP Short NASDAQ-100	5.26	4.56	0.00
ProFund VP Short Small-Cap	5.31	4.68	0.00
ProFund VP Small-Cap	8.72	7.97	0.00
ProFund VP Small-Cap Growth	9.26	9.08	0.00
ProFund VP Small-Cap Value	8.41	7.81	955.72
ProFund VP Technology	10.27	9.81	0.00
ProFund VP Telecommunications	9.10	8.98	0.00
ProFund VP U.S. Government Plus	11.68	16.24	869.60
ProFund VP UltraBull	5.72	5.27	117,470.99
ProFund VP UltraMid-Cap	7.05	5.90	0.00
ProFund VP UltraNASDAQ-100	9.16	8.76	0.00
ProFund VP UltraShort Dow 30	4.52	3.13	0.00
ProFund VP UltraShort NASDAQ-100	3.43	2.59	0.00
ProFund VP UltraSmall-Cap	5.30	4.17	0.00
ProFund VP Utilities	9.68	11.02	1,930.29
Rydex VT Dow 2x Strategy Fund	35.77	37.80	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.21	2.97	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	9.23	8.88	0.00
Rydex VT S&P 500 2x Strategy Fund	5.82	5.42	0.00
Rydex VT U.S. Government Money Market Fund	9.22	8.93	1,312.04
UIF Emerging Markets Debt Portfolio	12.08	12.51	130.49
UIF Emerging Markets Equity Portfolio	11.86	9.39	650.05
UIF Mid Cap Growth Portfolio	11.71	10.52	2,367.05
UIF U.S. Real Estate Portfolio	9.20	9.41	400.45
Van Eck VIP Global Hard Assets Fund	13.58	10.96	1,729.03

1 Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2 Formerly Invesco V.I. Basic Value Fund

Table 30 – 3.25% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Access VP High Yield	12.01	11.94	0.00
Adaptive Allocation Portfolio	10.00	9.32	125,586.02
Alger Small Cap Growth Portfolio	15.11	14.16	0.00
American Century VP Income & Growth Fund	9.41	9.37	4,315.10
American Century VP International Fund	12.58	10.69	3,286.48
American Century VP Large Company Value Fund	8.53	8.33	0.00
American Century VP Mid Cap Value Fund	12.30	11.81	37.35
American Century VP Ultra Fund	8.89	8.68	564.59
Direxion Dynamic HY Bond Fund	8.92	9.07	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.83	9.57	0.00
Dreyfus VIF Appreciation Portfolio	10.24	10.78	483.42
Dreyfus VIF International Value Portfolio	8.14	6.40	54.55
Goldman Sachs VIT Structured Small Cap Equity Fund	9.12	8.89	182.67
Invesco V.I. Global Real Estate	8.87	8.01	32.78
Invesco V.I. International Growth	9.90	8.91	0.00
Invesco V.I. Mid Cap Core Equity	10.40	9.42	0.00
Invesco Van Kampen V.I. American Value Fund[1]	10.15	9.91	0.00
Invesco Van Kampen V.I Growth and Income Portfolio	9.16	8.66	0.00
Invesco Van Kampen V.I. Value Opportunities Fund[2]	7.10	6.64	0.00
PIMCO VIT All Asset Portfolio	11.76	11.60	992.06
PIMCO VIT High Yield Portfolio	11.56	11.56	17,554.34
PIMCO VIT Low Duration Portfolio	11.30	11.05	2,023.01
PIMCO VIT Real Return Portfolio	11.56	12.48	2,868.46
PIMCO VIT Total Return Portfolio	12.58	12.60	2,472.02
ProFund VP Asia 30	12.70	8.97	0.00
ProFund VP Banks	3.72	2.64	0.00
ProFund VP Basic Materials	11.52	9.35	0.00
ProFund VP Bear	6.84	6.03	0.00
ProFund VP Biotechnology	9.74	10.05	0.00
ProFund VP Bull	8.46	8.19	844.86
ProFund VP Consumer Goods	10.72	11.09	0.00
ProFund VP Consumer Services	9.38	9.58	719.03
ProFund VP Dow 30	9.08	9.13	0.00
ProFund VP Emerging Markets	8.13	6.32	745.25
ProFund VP Europe 30	7.87	6.94	0.00
ProFund VP Falling U.S. Dollar	8.59	8.09	0.00
ProFund VP Financials	4.87	4.06	0.00
ProFund VP Health Care	9.23	9.84	447.57
ProFund VP Industrials	8.91	8.47	0.00
ProFund VP International	6.60	5.48	0.00
ProFund VP Internet	12.67	11.42	0.00
ProFund VP Japan	4.93	3.89	0.00
ProFund VP Large-Cap Growth	9.36	9.34	121.74
ProFund VP Large-Cap Value	7.61	7.28	0.00
ProFund VP Mid-Cap	9.19	8.53	0.00
ProFund VP Mid-Cap Growth	10.24	9.62	127.64
ProFund VP Mid-Cap Value	8.86	8.24	0.00
ProFund VP Money Market	9.23	8.94	3,532.57
ProFund VP NASDAQ-100	10.80	10.61	0.00
ProFund VP Oil & Gas	10.21	10.11	369.28
ProFund VP Pharmaceuticals	9.18	10.32	671.08
ProFund VP Precious Metals	11.47	8.97	1,246.13
ProFund VP Real Estate	7.83	7.94	0.00
ProFund VP Rising Rates Opportunity	5.25	3.18	0.00
ProFund VP Semiconductor	7.81	7.27	214.57
ProFund VP Short Dow 30	5.75	4.83	0.00
ProFund VP Short Emerging Markets	4.95	5.30	0.00
ProFund VP Short International	7.61	7.50	0.00
ProFund VP Short Mid-Cap	5.44	4.84	0.00
ProFund VP Short NASDAQ-100	5.24	4.54	0.00
ProFund VP Short Small-Cap	5.30	4.67	0.00
ProFund VP Small-Cap	8.70	7.94	0.00
ProFund VP Small-Cap Growth	9.24	9.06	0.00
ProFund VP Small-Cap Value	8.39	7.79	0.00
ProFund VP Technology	10.25	9.79	0.00
ProFund VP Telecommunications	9.08	8.96	0.00
ProFund VP U.S. Government Plus	11.65	16.19	99.68
ProFund VP UltraBull	5.71	5.26	0.00
ProFund VP UltraMid-Cap	7.03	5.88	0.00
ProFund VP UltraNASDAQ-100	9.13	8.74	0.00
ProFund VP UltraShort Dow 30	4.51	3.12	0.00
ProFund VP UltraShort NASDAQ-100	3.43	2.58	0.00
ProFund VP UltraSmall-Cap	5.29	4.16	0.00
ProFund VP Utilities	9.66	10.99	1,242.48
Rydex VT Dow 2x Strategy Fund	35.69	37.69	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.20	2.96	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	9.21	8.85	0.00
Rydex VT S&P 500 2x Strategy Fund	5.81	5.40	0.00
Rydex VT U.S. Government Money Market Fund	8.45	8.18	0.00
UIF Emerging Markets Debt Portfolio	12.06	12.47	821.04
UIF Emerging Markets Equity Portfolio	11.83	9.37	128.81
UIF Mid Cap Growth Portfolio	11.68	10.49	0.00
UIF U.S. Real Estate Portfolio	9.18	9.39	0.00
Van Eck VIP Global Hard Assets Fund	13.55	10.93	1,531.85

1 Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2 Formerly Invesco V.I. Basic Value Fund

Table 31 – 3.30% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider and 3 Year CDSC

Base Contract with 1.30% M&E; 5% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

Access VP High Yield	11.98	11.91	466.42
Adaptive Allocation Portfolio	9.98	9.30	125,750.92
Alger Small Cap Growth Portfolio	10.19	9.54	0.00
American Century VP Income & Growth Fund	8.34	8.30	0.00
American Century VP International Fund	9.17	7.79	2,471.49
American Century VP Large Company Value Fund	7.93	7.73	2,926.26
American Century VP Mid Cap Value Fund	10.87	10.43	0.00
American Century VP Ultra Fund	9.21	8.99	568.82
Direxion Dynamic HY Bond Fund	8.90	9.04	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.80	9.55	0.00
Dreyfus VIF Appreciation Portfolio	10.21	10.75	0.00
Dreyfus VIF International Value Portfolio	8.12	6.38	1,791.33
Goldman Sachs VIT Structured Small Cap Equity Fund	7.84	7.64	195.74
Invesco V.I. Global Real Estate	8.85	7.99	643.46
Invesco V.I. International Growth	9.87	8.89	638.02
Invesco V.I. Mid Cap Core Equity	10.38	9.39	1,095.97
Invesco Van Kampen V.I. American Value Fund[1]	10.13	9.88	0.00
Invesco Van Kampen V.I Growth and Income Portfolio	9.13	8.64	2,603.14
Invesco Van Kampen V.I. Value Opportunities Fund[2]	7.09	6.62	0.00
PIMCO VIT All Asset Portfolio	11.73	11.57	0.00
PIMCO VIT High Yield Portfolio	11.54	11.52	1,562.86
PIMCO VIT Low Duration Portfolio	11.27	11.01	1,281.73
PIMCO VIT Real Return Portfolio	11.53	12.44	1,681.92
PIMCO VIT Total Return Portfolio	12.55	12.57	2,574.00
ProFund VP Asia 30	12.67	8.95	0.00
ProFund VP Banks	3.71	2.63	0.00
ProFund VP Basic Materials	11.49	9.32	298.54
ProFund VP Bear	6.82	6.02	0.00
ProFund VP Biotechnology	9.72	10.02	0.00
ProFund VP Bull	8.44	8.17	0.00
ProFund VP Consumer Goods	10.69	11.06	158.63
ProFund VP Consumer Services	9.36	9.55	180.24
ProFund VP Dow 30	9.06	9.11	2,880.65
ProFund VP Emerging Markets	8.11	6.30	0.00
ProFund VP Europe 30	7.85	6.92	0.00
ProFund VP Falling U.S. Dollar	8.58	8.07	0.00
ProFund VP Financials	4.86	4.05	0.00
ProFund VP Health Care	9.21	9.81	0.00
ProFund VP Industrials	8.88	8.44	370.91
ProFund VP International	6.59	5.47	0.00
ProFund VP Internet	12.64	11.38	266.75
ProFund VP Japan	4.92	3.88	0.00
ProFund VP Large-Cap Growth	9.33	9.32	496.12
ProFund VP Large-Cap Value	7.60	7.26	0.00
ProFund VP Mid-Cap	9.18	8.51	0.00
ProFund VP Mid-Cap Growth	10.21	9.60	319.01
ProFund VP Mid-Cap Value	8.84	8.22	310.71
ProFund VP Money Market	9.21	8.91	26,732.57
ProFund VP NASDAQ-100	10.78	10.58	0.00
ProFund VP Oil & Gas	10.19	10.08	922.79
ProFund VP Pharmaceuticals	9.16	10.29	0.00
ProFund VP Precious Metals	11.44	8.94	1,095.51
ProFund VP Real Estate	7.81	7.91	0.00
ProFund VP Rising Rates Opportunity	5.24	3.17	7,967.43
ProFund VP Semiconductor	7.80	7.25	0.00
ProFund VP Short Dow 30	5.74	4.82	0.00
ProFund VP Short Emerging Markets	4.94	5.29	0.00
ProFund VP Short International	7.59	7.48	0.00
ProFund VP Short Mid-Cap	5.43	4.82	0.00
ProFund VP Short NASDAQ-100	5.23	4.53	0.00
ProFund VP Short Small-Cap	5.29	4.65	0.00
ProFund VP Small-Cap	8.68	7.92	403.67
ProFund VP Small-Cap Growth	9.21	9.03	0.00
ProFund VP Small-Cap Value	8.37	7.77	80.71
ProFund VP Technology	10.23	9.76	0.00
ProFund VP Telecommunications	9.06	8.93	0.00
ProFund VP U.S. Government Plus	11.63	16.15	0.00
ProFund VP UltraBull	5.69	5.24	0.00
ProFund VP UltraMid-Cap	7.02	5.86	868.44
ProFund VP UltraNASDAQ-100	9.11	8.71	727.36
ProFund VP UltraShort Dow 30	4.50	3.11	0.00
ProFund VP UltraShort NASDAQ-100	3.42	2.58	0.00
ProFund VP UltraSmall-Cap	5.28	4.15	0.00
ProFund VP Utilities	9.64	10.96	2,437.23
Rydex VT Dow 2x Strategy Fund	35.61	37.58	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.19	2.95	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	9.18	8.83	0.00
Rydex VT S&P 500 2x Strategy Fund	5.80	5.39	0.00
Rydex VT U.S. Government Money Market Fund	9.26	8.96	0.00
UIF Emerging Markets Debt Portfolio	12.03	12.44	454.61
UIF Emerging Markets Equity Portfolio	11.81	9.34	110.12
UIF Mid Cap Growth Portfolio	11.65	10.46	270.52
UIF U.S. Real Estate Portfolio	9.16	9.36	751.80
Van Eck VIP Global Hard Assets Fund	13.52	10.89	1,279.99

1 Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2 Formerly Invesco V.I. Basic Value Fund

Table 32 – 3.35% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Access VP High Yield	11.95	11.88	556.55
Adaptive Allocation Portfolio	9.96	9.28	213,074.48
Alger Small Cap Growth Portfolio	14.97	14.02	0.00
American Century VP Income & Growth Fund	9.32	9.27	1,791.19
American Century VP International Fund	12.47	10.59	1,150.17
American Century VP Large Company Value Fund	8.48	8.27	592.58
American Century VP Mid Cap Value Fund	12.22	11.72	171.70
American Century VP Ultra Fund	8.83	8.62	201.18
Direxion Dynamic HY Bond Fund	8.88	9.02	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.78	9.52	0.00
Dreyfus VIF Appreciation Portfolio	10.19	10.72	2,285.67
Dreyfus VIF International Value Portfolio	8.10	6.37	431.32
Goldman Sachs VIT Structured Small Cap Equity Fund	9.07	8.83	67.08
Invesco V.I. Global Real Estate	8.83	7.96	946.28
Invesco V.I. International Growth	9.85	8.86	816.64
Invesco V.I. Mid Cap Core Equity	10.35	9.36	7,315.07
Invesco Van Kampen V.I. American Value Fund[1]	10.10	9.85	112.94
Invesco Van Kampen V.I Growth and Income Portfolio	9.11	8.61	568.26
Invesco Van Kampen V.I. Value Opportunities Fund[2]	7.07	6.60	1,099.80
PIMCO VIT All Asset Portfolio	11.70	11.54	845.57
PIMCO VIT High Yield Portfolio	11.51	11.49	8,117.45
PIMCO VIT Low Duration Portfolio	11.24	10.98	1,321.89
PIMCO VIT Real Return Portfolio	11.50	12.41	2,501.20
PIMCO VIT Total Return Portfolio	12.52	12.53	4,623.36
ProFund VP Asia 30	12.64	8.92	0.00
ProFund VP Banks	3.70	2.62	0.00
ProFund VP Basic Materials	11.46	9.29	0.00
ProFund VP Bear	6.81	6.00	0.00
ProFund VP Biotechnology	9.70	9.99	259.70
ProFund VP Bull	8.42	8.14	889.76
ProFund VP Consumer Goods	10.67	11.03	711.06
ProFund VP Consumer Services	9.34	9.53	1,559.24
ProFund VP Dow 30	9.04	9.08	2,929.25
ProFund VP Emerging Markets	8.10	6.29	0.00
ProFund VP Europe 30	7.84	6.91	0.00
ProFund VP Falling U.S. Dollar	8.56	8.06	0.00
ProFund VP Financials	4.85	4.04	0.00
ProFund VP Health Care	9.19	9.78	524.24
ProFund VP Industrials	8.86	8.42	0.00
ProFund VP International	6.58	5.45	0.00
ProFund VP Internet	12.61	11.35	0.00
ProFund VP Japan	4.91	3.87	0.00
ProFund VP Large-Cap Growth	9.31	9.29	895.05
ProFund VP Large-Cap Value	7.58	7.23	2,943.34
ProFund VP Mid-Cap	9.17	8.49	573.42
ProFund VP Mid-Cap Growth	10.19	9.57	1,461.02
ProFund VP Mid-Cap Value	8.82	8.20	180.03
ProFund VP Money Market	9.19	8.89	4,811.83
ProFund VP NASDAQ-100	10.75	10.55	0.00
ProFund VP Oil & Gas	10.16	10.05	162.23
ProFund VP Pharmaceuticals	9.14	10.26	0.00
ProFund VP Precious Metals	11.41	8.92	784.78
ProFund VP Real Estate	7.79	7.89	0.00
ProFund VP Rising Rates Opportunity	5.23	3.16	4,862.84
ProFund VP Semiconductor	7.78	7.23	0.00
ProFund VP Short Dow 30	5.72	4.81	0.00
ProFund VP Short Emerging Markets	4.93	5.28	0.00
ProFund VP Short International	7.58	7.47	0.00
ProFund VP Short Mid-Cap	5.42	4.81	0.00
ProFund VP Short NASDAQ-100	5.22	4.52	0.00
ProFund VP Short Small-Cap	5.28	4.64	0.00
ProFund VP Small-Cap	8.66	7.90	0.00
ProFund VP Small-Cap Growth	9.19	9.00	268.33
ProFund VP Small-Cap Value	8.35	7.75	202.36
ProFund VP Technology	10.20	9.73	263.62
ProFund VP Telecommunications	9.04	8.91	0.00
ProFund VP U.S. Government Plus	11.60	16.10	304.40
ProFund VP UltraBull	5.68	5.23	0.00
ProFund VP UltraMid-Cap	7.00	5.85	0.00
ProFund VP UltraNASDAQ-100	9.09	8.69	0.00
ProFund VP UltraShort Dow 30	4.49	3.11	0.00
ProFund VP UltraShort NASDAQ-100	3.41	2.57	0.00
ProFund VP UltraSmall-Cap	5.27	4.13	0.00
ProFund VP Utilities	9.62	10.93	3,987.18
Rydex VT Dow 2x Strategy Fund	35.52	37.48	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.18	2.95	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	9.16	8.80	0.00
Rydex VT S&P 500 2x Strategy Fund	5.78	5.37	0.00
Rydex VT U.S. Government Money Market Fund	8.37	8.10	0.00
UIF Emerging Markets Debt Portfolio	12.00	12.40	287.25
UIF Emerging Markets Equity Portfolio	11.78	9.31	0.00
UIF Mid Cap Growth Portfolio	11.62	10.43	106.69
UIF U.S. Real Estate Portfolio	9.13	9.33	0.00
Van Eck VIP Global Hard Assets Fund	13.48	10.86	90.75

1 Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2 Formerly Invesco V.I. Basic Value Fund

Table 33 – 3.40% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Access VP High Yield	11.92	11.84	0.00
Adaptive Allocation Portfolio	9.94	9.26	31,547.52
Alger Small Cap Growth Portfolio	12.26	11.48	0.00
American Century VP Income & Growth Fund	8.66	8.61	0.00
American Century VP International Fund	11.03	9.36	0.00
American Century VP Large Company Value Fund	8.43	8.22	0.00
American Century VP Mid Cap Value Fund	11.70	11.22	0.00
American Century VP Ultra Fund	9.13	8.90	0.00
Direxion Dynamic HY Bond Fund	8.86	8.99	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.76	9.49	0.00
Dreyfus VIF Appreciation Portfolio	10.17	10.69	0.00
Dreyfus VIF International Value Portfolio	8.08	6.35	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	8.70	8.46	0.00
Invesco V.I. Global Real Estate	8.81	7.94	0.00
Invesco V.I. International Growth	9.83	8.84	0.00
Invesco V.I. Mid Cap Core Equity	10.33	9.34	0.00
Invesco Van Kampen V.I. American Value Fund[1]	10.08	9.82	0.00
Invesco Van Kampen V.I Growth and Income Portfolio	9.09	8.59	0.00
Invesco Van Kampen V.I. Value Opportunities Fund[2]	7.05	6.59	0.00
PIMCO VIT All Asset Portfolio	11.68	11.50	2,302.20
PIMCO VIT High Yield Portfolio	11.48	11.46	0.00
PIMCO VIT Low Duration Portfolio	11.22	10.95	0.00
PIMCO VIT Real Return Portfolio	11.47	12.37	871.42
PIMCO VIT Total Return Portfolio	12.49	12.49	815.72
ProFund VP Asia 30	12.61	8.90	0.00
ProFund VP Banks	3.69	2.62	0.00
ProFund VP Basic Materials	11.43	9.27	0.00
ProFund VP Bear	6.79	5.98	0.00
ProFund VP Biotechnology	9.67	9.96	134.11
ProFund VP Bull	8.40	8.12	0.00
ProFund VP Consumer Goods	10.64	11.00	313.43
ProFund VP Consumer Services	9.31	9.50	0.00
ProFund VP Dow 30	9.02	9.06	0.00
ProFund VP Emerging Markets	8.09	6.28	0.00
ProFund VP Europe 30	7.82	6.89	0.00
ProFund VP Falling U.S. Dollar	8.55	8.04	233.48
ProFund VP Financials	4.84	4.03	0.00
ProFund VP Health Care	9.17	9.76	344.55
ProFund VP Industrials	8.84	8.40	0.00
ProFund VP International	6.57	5.44	0.00
ProFund VP Internet	12.58	11.32	0.00
ProFund VP Japan	4.90	3.85	0.00
ProFund VP Large-Cap Growth	9.29	9.26	0.00
ProFund VP Large-Cap Value	7.56	7.21	0.00
ProFund VP Mid-Cap	9.15	8.48	0.00
ProFund VP Mid-Cap Growth	10.17	9.54	0.00
ProFund VP Mid-Cap Value	8.80	8.17	0.00
ProFund VP Money Market	9.16	8.86	0.00
ProFund VP NASDAQ-100	10.73	10.52	0.00
ProFund VP Oil & Gas	10.14	10.02	0.00
ProFund VP Pharmaceuticals	9.12	10.23	210.20
ProFund VP Precious Metals	11.39	8.89	144.83
ProFund VP Real Estate	7.77	7.87	0.00
ProFund VP Rising Rates Opportunity	5.21	3.15	0.00
ProFund VP Semiconductor	7.76	7.21	0.00
ProFund VP Short Dow 30	5.71	4.79	0.00
ProFund VP Short Emerging Markets	4.93	5.27	0.00
ProFund VP Short International	7.57	7.45	0.00
ProFund VP Short Mid-Cap	5.40	4.79	0.00
ProFund VP Short NASDAQ-100	5.21	4.51	0.00
ProFund VP Short Small-Cap	5.26	4.63	0.00
ProFund VP Small-Cap	8.64	7.88	0.00
ProFund VP Small-Cap Growth	9.17	8.98	0.00
ProFund VP Small-Cap Value	8.33	7.72	0.00
ProFund VP Technology	10.18	9.70	0.00
ProFund VP Telecommunications	9.02	8.88	0.00
ProFund VP U.S. Government Plus	11.57	16.06	287.61
ProFund VP UltraBull	5.67	5.21	0.00
ProFund VP UltraMid-Cap	6.98	5.83	0.00
ProFund VP UltraNASDAQ-100	9.07	8.66	0.00
ProFund VP UltraShort Dow 30	4.49	3.10	0.00
ProFund VP UltraShort NASDAQ-100	3.41	2.56	0.00
ProFund VP UltraSmall-Cap	5.26	4.12	0.00
ProFund VP Utilities	9.59	10.90	339.59
Rydex VT Dow 2x Strategy Fund	35.44	37.37	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.17	2.94	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	9.14	8.78	0.00
Rydex VT S&P 500 2x Strategy Fund	5.77	5.36	0.00
Rydex VT U.S. Government Money Market Fund	9.18	8.88	0.00
UIF Emerging Markets Debt Portfolio	11.97	12.37	0.00
UIF Emerging Markets Equity Portfolio	11.75	9.29	0.00
UIF Mid Cap Growth Portfolio	11.60	10.40	0.00
UIF U.S. Real Estate Portfolio	9.11	9.31	0.00
Van Eck VIP Global Hard Assets Fund	13.45	10.83	0.00

1 Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2 Formerly Invesco V.I. Basic Value Fund

Table 34 – 3.45% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 0 Year CDSC Rider

Access VP High Yield	11.90	11.81	2,945.37
Adaptive Allocation Portfolio	9.92	9.24	48,683.51
Alger Small Cap Growth Portfolio	10.12	9.46	0.00
American Century VP Income & Growth Fund	8.28	8.23	1,048.86
American Century VP International Fund	9.11	7.73	0.00
American Century VP Large Company Value Fund	7.87	7.67	802.40
American Century VP Mid Cap Value Fund	10.79	10.34	0.00
American Century VP Ultra Fund	9.15	8.92	255.47
Direxion Dynamic HY Bond Fund	8.84	8.96	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.73	9.47	0.00
Dreyfus VIF Appreciation Portfolio	10.14	10.66	227.31
Dreyfus VIF International Value Portfolio	8.06	6.33	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.79	7.57	0.00
Invesco V.I. Global Real Estate	8.79	7.92	0.00
Invesco V.I. International Growth	9.81	8.81	333.06
Invesco V.I. Mid Cap Core Equity	10.31	9.31	0.00
Invesco Van Kampen V.I. American Value Fund[1]	10.05	9.79	464.18
Invesco Van Kampen V.I Growth and Income Portfolio	9.07	8.57	0.00
Invesco Van Kampen V.I. Value Opportunities Fund[2]	7.04	6.57	0.00
PIMCO VIT All Asset Portfolio	11.65	11.47	0.00
PIMCO VIT High Yield Portfolio	11.46	11.43	140.76
PIMCO VIT Low Duration Portfolio	11.19	10.92	215.52
PIMCO VIT Real Return Portfolio	11.45	12.34	190.72
PIMCO VIT Total Return Portfolio	12.46	12.46	190.26
ProFund VP Asia 30	12.58	8.87	0.00
ProFund VP Banks	3.69	2.61	0.00
ProFund VP Basic Materials	11.41	9.24	0.00
ProFund VP Bear	6.78	5.97	0.00
ProFund VP Biotechnology	9.65	9.94	0.00
ProFund VP Bull	8.38	8.10	0.00
ProFund VP Consumer Goods	10.62	10.97	0.00
ProFund VP Consumer Services	9.29	9.47	0.00
ProFund VP Dow 30	9.00	9.03	0.00
ProFund VP Emerging Markets	8.08	6.26	0.00
ProFund VP Europe 30	7.80	6.87	0.00
ProFund VP Falling U.S. Dollar	8.54	8.02	0.00
ProFund VP Financials	4.83	4.02	0.00
ProFund VP Health Care	9.15	9.73	0.00
ProFund VP Industrials	8.82	8.37	0.00
ProFund VP International	6.56	5.43	0.00
ProFund VP Internet	12.55	11.29	0.00
ProFund VP Japan	4.88	3.84	0.00
ProFund VP Large-Cap Growth	9.27	9.24	0.00
ProFund VP Large-Cap Value	7.54	7.19	0.00
ProFund VP Mid-Cap	9.14	8.46	2,932.36
ProFund VP Mid-Cap Growth	10.14	9.52	0.00
ProFund VP Mid-Cap Value	8.78	8.15	0.00
ProFund VP Money Market	9.14	8.84	7,331.24
ProFund VP NASDAQ-100	10.70	10.49	0.00
ProFund VP Oil & Gas	10.11	9.99	0.00
ProFund VP Pharmaceuticals	9.10	10.21	0.00
ProFund VP Precious Metals	11.36	8.87	0.00
ProFund VP Real Estate	7.75	7.85	0.00
ProFund VP Rising Rates Opportunity	5.20	3.14	0.00
ProFund VP Semiconductor	7.74	7.19	0.00
ProFund VP Short Dow 30	5.70	4.78	0.00
ProFund VP Short Emerging Markets	4.92	5.26	0.00
ProFund VP Short International	7.56	7.44	0.00
ProFund VP Short Mid-Cap	5.39	4.78	0.00
ProFund VP Short NASDAQ-100	5.20	4.49	0.00
ProFund VP Short Small-Cap	5.25	4.61	0.00
ProFund VP Small-Cap	8.62	7.85	0.00
ProFund VP Small-Cap Growth	9.15	8.95	0.00
ProFund VP Small-Cap Value	8.31	7.70	0.00
ProFund VP Technology	10.15	9.68	0.00
ProFund VP Telecommunications	9.00	8.86	0.00
ProFund VP U.S. Government Plus	11.55	16.01	0.00
ProFund VP UltraBull	5.65	5.20	0.00
ProFund VP UltraMid-Cap	6.97	5.81	0.00
ProFund VP UltraNASDAQ-100	9.05	8.64	0.00
ProFund VP UltraShort Dow 30	4.48	3.10	0.00
ProFund VP UltraShort NASDAQ-100	3.40	2.56	0.00
ProFund VP UltraSmall-Cap	5.24	4.11	0.00
ProFund VP Utilities	9.57	10.87	0.00
Rydex VT Dow 2x Strategy Fund	35.36	37.26	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.16	2.93	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	9.12	8.75	0.00
Rydex VT S&P 500 2x Strategy Fund	5.76	5.34	0.00
Rydex VT U.S. Government Money Market Fund	9.19	8.88	0.00
UIF Emerging Markets Debt Portfolio	11.94	12.33	140.57
UIF Emerging Markets Equity Portfolio	11.72	9.26	302.01
UIF Mid Cap Growth Portfolio	11.57	10.38	0.00
UIF U.S. Real Estate Portfolio	9.09	9.28	344.18
Van Eck VIP Global Hard Assets Fund	13.42	10.80	0.00

1 Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2 Formerly Invesco V.I. Basic Value Fund

Table 35 – 3.50% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Access VP High Yield	11.87	11.78	0.00
Adaptive Allocation Portfolio	9.91	9.22	42,281.93
Alger Small Cap Growth Portfolio	12.20	11.41	0.00
American Century VP Income & Growth Fund	8.61	8.55	0.00
American Century VP International Fund	10.97	9.30	0.00
American Century VP Large Company Value Fund	8.39	8.17	0.00
American Century VP Mid Cap Value Fund	11.64	11.14	0.00
American Century VP Ultra Fund	9.08	8.84	0.00
Direxion Dynamic HY Bond Fund	8.82	8.94	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.71	9.44	0.00
Dreyfus VIF Appreciation Portfolio	10.12	10.63	0.00
Dreyfus VIF International Value Portfolio	8.05	6.31	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	8.65	8.41	0.00
Invesco V.I. Global Real Estate	8.77	7.90	0.00
Invesco V.I. International Growth	9.78	8.79	0.00
Invesco V.I. Mid Cap Core Equity	10.28	9.28	716.90
Invesco Van Kampen V.I. American Value Fund[1]	10.03	9.77	0.00
Invesco Van Kampen V.I Growth and Income Portfolio	9.05	8.54	0.00
Invesco Van Kampen V.I. Value Opportunities Fund[2]	7.02	6.55	0.00
PIMCO VIT All Asset Portfolio	11.62	11.44	0.00
PIMCO VIT High Yield Portfolio	11.43	11.39	2,753.50
PIMCO VIT Low Duration Portfolio	11.17	10.89	0.00
PIMCO VIT Real Return Portfolio	11.42	12.30	1,395.43
PIMCO VIT Total Return Portfolio	12.43	12.42	1,204.20
ProFund VP Asia 30	12.55	8.85	0.00
ProFund VP Banks	3.68	2.60	0.00
ProFund VP Basic Materials	11.38	9.22	0.00
ProFund VP Bear	6.76	5.95	0.00
ProFund VP Biotechnology	9.63	9.91	0.00
ProFund VP Bull	8.36	8.07	730.16
ProFund VP Consumer Goods	10.59	10.94	0.00
ProFund VP Consumer Services	9.27	9.44	236.75
ProFund VP Dow 30	8.98	9.00	1,763.28
ProFund VP Emerging Markets	8.06	6.25	0.00
ProFund VP Europe 30	7.78	6.85	0.00
ProFund VP Falling U.S. Dollar	8.52	8.01	0.00
ProFund VP Financials	4.82	4.01	0.00
ProFund VP Health Care	9.12	9.70	0.00
ProFund VP Industrials	8.80	8.35	0.00
ProFund VP International	6.55	5.42	0.00
ProFund VP Internet	12.52	11.26	0.00
ProFund VP Japan	4.87	3.83	0.00
ProFund VP Large-Cap Growth	9.25	9.21	0.00
ProFund VP Large-Cap Value	7.52	7.17	0.00
ProFund VP Mid-Cap	9.12	8.44	0.00
ProFund VP Mid-Cap Growth	10.12	9.49	288.59
ProFund VP Mid-Cap Value	8.76	8.13	0.00
ProFund VP Money Market	9.12	8.81	3,837.22
ProFund VP NASDAQ-100	10.68	10.46	348.70
ProFund VP Oil & Gas	10.09	9.96	0.00
ProFund VP Pharmaceuticals	9.07	10.18	0.00
ProFund VP Precious Metals	11.33	8.84	164.96
ProFund VP Real Estate	7.74	7.83	0.00
ProFund VP Rising Rates Opportunity	5.19	3.13	4,075.23
ProFund VP Semiconductor	7.72	7.17	0.00
ProFund VP Short Dow 30	5.68	4.77	0.00
ProFund VP Short Emerging Markets	4.91	5.25	0.00
ProFund VP Short International	7.55	7.42	0.00
ProFund VP Short Mid-Cap	5.38	4.77	0.00
ProFund VP Short NASDAQ-100	5.18	4.48	0.00
ProFund VP Short Small-Cap	5.24	4.60	0.00
ProFund VP Small-Cap	8.60	7.83	585.50
ProFund VP Small-Cap Growth	9.13	8.93	0.00
ProFund VP Small-Cap Value	8.29	7.68	0.00
ProFund VP Technology	10.13	9.65	0.00
ProFund VP Telecommunications	8.98	8.83	0.00
ProFund VP U.S. Government Plus	11.52	15.97	216.48
ProFund VP UltraBull	5.64	5.18	0.00
ProFund VP UltraMid-Cap	6.95	5.80	0.00
ProFund VP UltraNASDAQ-100	9.03	8.61	140.99
ProFund VP UltraShort Dow 30	4.47	3.09	0.00
ProFund VP UltraShort NASDAQ-100	3.40	2.55	0.00
ProFund VP UltraSmall-Cap	5.23	4.10	0.00
ProFund VP Utilities	9.55	10.84	1,681.93
Rydex VT Dow 2x Strategy Fund	35.27	37.16	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.15	2.92	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	9.10	8.73	0.00
Rydex VT S&P 500 2x Strategy Fund	5.74	5.33	0.00
Rydex VT U.S. Government Money Market Fund	9.13	8.82	0.00
UIF Emerging Markets Debt Portfolio	11.92	12.30	0.00
UIF Emerging Markets Equity Portfolio	11.70	9.23	0.00
UIF Mid Cap Growth Portfolio	11.54	10.35	0.00
UIF U.S. Real Estate Portfolio	9.07	9.26	0.00
Van Eck VIP Global Hard Assets Fund	13.39	10.77	0.00

1 Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2 Formerly Invesco V.I. Basic Value Fund

Table 36 – 3.55% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 4 Year CDSC Rider

Access VP High Yield	11.84	11.74	0.00
Adaptive Allocation Portfolio	9.89	9.19	7,154.87
Alger Small Cap Growth Portfolio	10.07	9.41	0.00
American Century VP Income & Growth Fund	8.24	8.18	0.00
American Century VP International Fund	9.07	7.68	0.00
American Century VP Large Company Value Fund	7.83	7.63	956.42
American Century VP Mid Cap Value Fund	10.74	10.28	0.00
American Century VP Ultra Fund	9.11	8.87	859.20
Direxion Dynamic HY Bond Fund	8.80	8.91	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.69	9.41	0.00
Dreyfus VIF Appreciation Portfolio	10.10	10.60	612.22
Dreyfus VIF International Value Portfolio	8.03	6.29	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.75	7.53	1,093.82
Invesco V.I. Global Real Estate	8.75	7.87	0.00
Invesco V.I. International Growth	9.76	8.76	756.15
Invesco V.I. Mid Cap Core Equity	10.26	9.26	0.00
Invesco Van Kampen V.I. American Value Fund[1]	10.01	9.74	780.37
Invesco Van Kampen V.I Growth and Income Portfolio	9.03	8.52	0.00
Invesco Van Kampen V.I. Value Opportunities Fund[2]	7.00	6.53	0.00
PIMCO VIT All Asset Portfolio	11.60	11.41	0.00
PIMCO VIT High Yield Portfolio	11.40	11.36	2,455.85
PIMCO VIT Low Duration Portfolio	11.14	10.86	298.71
PIMCO VIT Real Return Portfolio	11.39	12.27	0.00
PIMCO VIT Total Return Portfolio	12.40	12.39	822.72
ProFund VP Asia 30	12.52	8.82	0.00
ProFund VP Banks	3.67	2.59	0.00
ProFund VP Basic Materials	11.35	9.19	0.00
ProFund VP Bear	6.75	5.93	0.00
ProFund VP Biotechnology	9.61	9.88	0.00
ProFund VP Bull	8.34	8.05	359.74
ProFund VP Consumer Goods	10.57	10.91	0.00
ProFund VP Consumer Services	9.25	9.42	306.16
ProFund VP Dow 30	8.96	8.98	1,870.55
ProFund VP Emerging Markets	8.05	6.24	0.00
ProFund VP Europe 30	7.76	6.83	0.00
ProFund VP Falling U.S. Dollar	8.51	7.99	0.00
ProFund VP Financials	4.80	4.00	0.00
ProFund VP Health Care	9.10	9.67	0.00
ProFund VP Industrials	8.78	8.32	0.00
ProFund VP International	6.54	5.41	0.00
ProFund VP Internet	12.49	11.22	0.00
ProFund VP Japan	4.86	3.82	0.00
ProFund VP Large-Cap Growth	9.23	9.18	0.00
ProFund VP Large-Cap Value	7.51	7.15	0.00
ProFund VP Mid-Cap	9.11	8.42	0.00
ProFund VP Mid-Cap Growth	10.10	9.46	108.19
ProFund VP Mid-Cap Value	8.74	8.10	0.00
ProFund VP Money Market	9.10	8.79	9,497.78
ProFund VP NASDAQ-100	10.65	10.43	750.45
ProFund VP Oil & Gas	10.07	9.94	0.00
ProFund VP Pharmaceuticals	9.05	10.15	0.00
ProFund VP Precious Metals	11.31	8.82	0.00
ProFund VP Real Estate	7.72	7.80	0.00
ProFund VP Rising Rates Opportunity	5.18	3.12	2,624.32
ProFund VP Semiconductor	7.71	7.15	0.00
ProFund VP Short Dow 30	5.67	4.75	0.00
ProFund VP Short Emerging Markets	4.90	5.24	0.00
ProFund VP Short International	7.54	7.40	0.00
ProFund VP Short Mid-Cap	5.37	4.75	0.00
ProFund VP Short NASDAQ-100	5.17	4.47	0.00
ProFund VP Short Small-Cap	5.23	4.59	0.00
ProFund VP Small-Cap	8.58	7.81	0.00
ProFund VP Small-Cap Growth	9.11	8.90	0.00
ProFund VP Small-Cap Value	8.28	7.66	0.00
ProFund VP Technology	10.11	9.62	0.00
ProFund VP Telecommunications	8.96	8.81	0.00
ProFund VP U.S. Government Plus	11.49	15.92	0.00
ProFund VP UltraBull	5.63	5.17	0.00
ProFund VP UltraMid-Cap	6.94	5.78	0.00
ProFund VP UltraNASDAQ-100	9.01	8.59	0.00
ProFund VP UltraShort Dow 30	4.47	3.08	0.00
ProFund VP UltraShort NASDAQ-100	3.39	2.55	0.00
ProFund VP UltraSmall-Cap	5.22	4.09	0.00
ProFund VP Utilities	9.53	10.80	1,161.28
Rydex VT Dow 2x Strategy Fund	35.19	37.05	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.14	2.91	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	9.08	8.70	0.00
Rydex VT S&P 500 2x Strategy Fund	5.73	5.31	0.00
Rydex VT U.S. Government Money Market Fund	9.15	8.83	9,408.25
UIF Emerging Markets Debt Portfolio	11.89	12.26	0.00
UIF Emerging Markets Equity Portfolio	11.67	9.21	0.00
UIF Mid Cap Growth Portfolio	11.52	10.32	726.32
UIF U.S. Real Estate Portfolio	9.05	9.23	0.00
Van Eck VIP Global Hard Assets Fund	13.36	10.74	0.00

1 Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2 Formerly Invesco V.I. Basic Value Fund

Table 37 – 3.60% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Access VP High Yield	11.81	11.71	0.00
Adaptive Allocation Portfolio	9.87	9.17	7,787.57
Alger Small Cap Growth Portfolio	14.64	13.68	0.00
American Century VP Income & Growth Fund	9.12	9.05	0.00
American Century VP International Fund	12.19	10.33	0.00
American Century VP Large Company Value Fund	8.36	8.13	0.00
American Century VP Mid Cap Value Fund	12.04	11.52	0.00
American Century VP Ultra Fund	8.70	8.47	0.00
Direxion Dynamic HY Bond Fund	8.78	8.89	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.67	9.39	0.00
Dreyfus VIF Appreciation Portfolio	10.07	10.57	0.00
Dreyfus VIF International Value Portfolio	8.01	6.28	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	8.93	8.68	0.00
Invesco V.I. Global Real Estate	8.73	7.85	0.00
Invesco V.I. International Growth	9.74	8.74	0.00
Invesco V.I. Mid Cap Core Equity	10.23	9.23	0.00
Invesco Van Kampen V.I. American Value Fund[1]	9.98	9.71	0.00
Invesco Van Kampen V.I Growth and Income Portfolio	9.01	8.49	0.00
Invesco Van Kampen V.I. Value Opportunities Fund[2]	6.99	6.51	0.00
PIMCO VIT All Asset Portfolio	11.57	11.38	0.00
PIMCO VIT High Yield Portfolio	11.38	11.33	0.00
PIMCO VIT Low Duration Portfolio	11.11	10.83	0.00
PIMCO VIT Real Return Portfolio	11.37	12.23	0.00
PIMCO VIT Total Return Portfolio	12.37	12.35	0.00
ProFund VP Asia 30	12.49	8.80	0.00
ProFund VP Banks	3.66	2.59	0.00
ProFund VP Basic Materials	11.33	9.16	0.00
ProFund VP Bear	6.73	5.92	4,226.79
ProFund VP Biotechnology	9.58	9.85	0.00
ProFund VP Bull	8.32	8.03	0.00
ProFund VP Consumer Goods	10.54	10.88	0.00
ProFund VP Consumer Services	9.23	9.39	0.00
ProFund VP Dow 30	8.94	8.95	507.79
ProFund VP Emerging Markets	8.04	6.23	0.00
ProFund VP Europe 30	7.75	6.81	0.00
ProFund VP Falling U.S. Dollar	8.50	7.97	0.00
ProFund VP Financials	4.79	3.98	0.00
ProFund VP Health Care	9.08	9.65	0.00
ProFund VP Industrials	8.76	8.30	0.00
ProFund VP International	6.53	5.40	0.00
ProFund VP Internet	12.46	11.19	0.00
ProFund VP Japan	4.85	3.81	0.00
ProFund VP Large-Cap Growth	9.20	9.16	0.00
ProFund VP Large-Cap Value	7.49	7.13	0.00
ProFund VP Mid-Cap	9.10	8.41	0.00
ProFund VP Mid-Cap Growth	10.07	9.43	0.00
ProFund VP Mid-Cap Value	8.72	8.08	0.00
ProFund VP Money Market	9.08	8.76	0.00
ProFund VP NASDAQ-100	10.63	10.40	0.00
ProFund VP Oil & Gas	10.04	9.91	0.00
ProFund VP Pharmaceuticals	9.03	10.12	0.00
ProFund VP Precious Metals	11.28	8.79	0.00
ProFund VP Real Estate	7.70	7.78	0.00
ProFund VP Rising Rates Opportunity	5.17	3.11	1,404.45
ProFund VP Semiconductor	7.69	7.13	0.00
ProFund VP Short Dow 30	5.66	4.74	0.00
ProFund VP Short Emerging Markets	4.90	5.23	0.00
ProFund VP Short International	7.52	7.39	0.00
ProFund VP Short Mid-Cap	5.35	4.74	0.00
ProFund VP Short NASDAQ-100	5.16	4.46	0.00
ProFund VP Short Small-Cap	5.21	4.57	2,257.25
ProFund VP Small-Cap	8.56	7.79	0.00
ProFund VP Small-Cap Growth	9.09	8.88	0.00
ProFund VP Small-Cap Value	8.26	7.64	0.00
ProFund VP Technology	10.08	9.59	0.00
ProFund VP Telecommunications	8.94	8.78	0.00
ProFund VP U.S. Government Plus	11.47	15.87	0.00
ProFund VP UltraBull	5.61	5.15	0.00
ProFund VP UltraMid-Cap	6.92	5.76	0.00
ProFund VP UltraNASDAQ-100	8.99	8.57	0.00
ProFund VP UltraShort Dow 30	4.46	3.08	0.00
ProFund VP UltraShort NASDAQ-100	3.39	2.54	0.00
ProFund VP UltraSmall-Cap	5.21	4.08	0.00
ProFund VP Utilities	9.50	10.77	429.61
Rydex VT Dow 2x Strategy Fund	35.11	36.95	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.13	2.90	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	9.06	8.68	0.00
Rydex VT S&P 500 2x Strategy Fund	5.72	5.30	0.00
Rydex VT U.S. Government Money Market Fund	8.19	7.90	0.00
UIF Emerging Markets Debt Portfolio	11.86	12.23	0.00
UIF Emerging Markets Equity Portfolio	11.64	9.18	0.00
UIF Mid Cap Growth Portfolio	11.49	10.29	0.00
UIF U.S. Real Estate Portfolio	9.03	9.20	0.00
Van Eck VIP Global Hard Assets Fund	13.33	10.71	0.00

1 Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2 Formerly Invesco V.I. Basic Value Fund

Table 38 – 3.65% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC

Access VP High Yield	11.79	11.68	0.00
Adaptive Allocation Portfolio	9.85	9.15	0.00
Alger Small Cap Growth Portfolio	10.02	9.36	0.00
American Century VP Income & Growth Fund	8.20	8.14	0.00
American Century VP International Fund	9.02	7.64	0.00
American Century VP Large Company Value Fund	7.80	7.58	0.00
American Century VP Mid Cap Value Fund	10.69	10.22	0.00
American Century VP Ultra Fund	9.06	8.82	0.00
Direxion Dynamic HY Bond Fund	8.76	8.86	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.64	9.36	0.00
Dreyfus VIF Appreciation Portfolio	10.05	10.54	656.53
Dreyfus VIF International Value Portfolio	7.99	6.26	991.74
Goldman Sachs VIT Structured Small Cap Equity Fund	7.71	7.49	0.00
Invesco V.I. Global Real Estate	8.71	7.83	0.00
Invesco V.I. International Growth	9.71	8.71	0.00
Invesco V.I. Mid Cap Core Equity	10.21	9.20	0.00
Invesco Van Kampen V.I. American Value Fund[1]	9.96	9.68	198.75
Invesco Van Kampen V.I Growth and Income Portfolio	8.99	8.47	0.00
Invesco Van Kampen V.I. Value Opportunities Fund[2]	6.97	6.49	0.00
PIMCO VIT All Asset Portfolio	11.54	11.34	0.00
PIMCO VIT High Yield Portfolio	11.35	11.30	287.51
PIMCO VIT Low Duration Portfolio	11.09	10.80	0.00
PIMCO VIT Real Return Portfolio	11.34	12.20	283.52
PIMCO VIT Total Return Portfolio	12.34	12.32	2,265.43
ProFund VP Asia 30	12.46	8.77	0.00
ProFund VP Banks	3.65	2.58	0.00
ProFund VP Basic Materials	11.30	9.14	0.00
ProFund VP Bear	6.71	5.90	0.00
ProFund VP Biotechnology	9.56	9.82	0.00
ProFund VP Bull	8.30	8.01	0.00
ProFund VP Consumer Goods	10.52	10.85	0.00
ProFund VP Consumer Services	9.21	9.36	0.00
ProFund VP Dow 30	8.92	8.93	0.00
ProFund VP Emerging Markets	8.03	6.21	0.00
ProFund VP Europe 30	7.73	6.79	0.00
ProFund VP Falling U.S. Dollar	8.48	7.96	0.00
ProFund VP Financials	4.78	3.97	0.00
ProFund VP Health Care	9.06	9.62	0.00
ProFund VP Industrials	8.74	8.28	0.00
ProFund VP International	6.52	5.39	0.00
ProFund VP Internet	12.43	11.16	0.00
ProFund VP Japan	4.84	3.80	0.00
ProFund VP Large-Cap Growth	9.18	9.13	707.43
ProFund VP Large-Cap Value	7.47	7.11	0.00
ProFund VP Mid-Cap	9.08	8.39	0.00
ProFund VP Mid-Cap Growth	10.05	9.41	0.00
ProFund VP Mid-Cap Value	8.70	8.06	0.00
ProFund VP Money Market	9.06	8.74	0.00
ProFund VP NASDAQ-100	10.60	10.37	0.00
ProFund VP Oil & Gas	10.02	9.88	0.00
ProFund VP Pharmaceuticals	9.01	10.09	0.00
ProFund VP Precious Metals	11.25	8.77	0.00
ProFund VP Real Estate	7.68	7.76	0.00
ProFund VP Rising Rates Opportunity	5.15	3.11	0.00
ProFund VP Semiconductor	7.67	7.11	0.00
ProFund VP Short Dow 30	5.64	4.73	0.00
ProFund VP Short Emerging Markets	4.89	5.22	0.00
ProFund VP Short International	7.51	7.37	0.00
ProFund VP Short Mid-Cap	5.34	4.73	0.00
ProFund VP Short NASDAQ-100	5.15	4.44	0.00
ProFund VP Short Small-Cap	5.20	4.56	0.00
ProFund VP Small-Cap	8.54	7.77	0.00
ProFund VP Small-Cap Growth	9.06	8.85	0.00
ProFund VP Small-Cap Value	8.24	7.62	0.00
ProFund VP Technology	10.06	9.57	0.00
ProFund VP Telecommunications	8.92	8.76	0.00
ProFund VP U.S. Government Plus	11.44	15.83	0.00
ProFund VP UltraBull	5.60	5.14	0.00
ProFund VP UltraMid-Cap	6.90	5.75	0.00
ProFund VP UltraNASDAQ-100	8.96	8.54	0.00
ProFund VP UltraShort Dow 30	4.45	3.07	0.00
ProFund VP UltraShort NASDAQ-100	3.38	2.54	0.00
ProFund VP UltraSmall-Cap	5.19	4.06	0.00
ProFund VP Utilities	9.48	10.74	0.00
Rydex VT Dow 2x Strategy Fund	35.03	36.84	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.12	2.90	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	9.03	8.65	0.00
Rydex VT S&P 500 2x Strategy Fund	5.70	5.28	0.00
Rydex VT U.S. Government Money Market Fund	9.11	8.78	0.00
UIF Emerging Markets Debt Portfolio	11.83	12.19	426.12
UIF Emerging Markets Equity Portfolio	11.61	9.16	0.00
UIF Mid Cap Growth Portfolio	11.46	10.26	127.41
UIF U.S. Real Estate Portfolio	9.01	9.18	0.00
Van Eck VIP Global Hard Assets Fund	13.30	10.68	0.00

1 Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2 Formerly Invesco V.I. Basic Value Fund

Table 39 – 3.70% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider

Access VP High Yield	11.76	11.64	1,102.27
Adaptive Allocation Portfolio	9.83	9.13	5,896.85
Alger Small Cap Growth Portfolio	10.00	9.33	0.00
American Century VP Income & Growth Fund	8.19	8.11	0.00
American Century VP International Fund	9.00	7.62	0.00
American Century VP Large Company Value Fund	7.78	7.56	263.46
American Century VP Mid Cap Value Fund	10.67	10.19	0.00
American Century VP Ultra Fund	9.04	8.79	236.70
Direxion Dynamic HY Bond Fund	8.74	8.84	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.62	9.33	0.00
Dreyfus VIF Appreciation Portfolio	10.03	10.51	0.00
Dreyfus VIF International Value Portfolio	7.97	6.24	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.70	7.47	301.31
Invesco V.I. Global Real Estate	8.69	7.81	0.00
Invesco V.I. International Growth	9.69	8.69	208.30
Invesco V.I. Mid Cap Core Equity	10.19	9.18	0.00
Invesco Van Kampen V.I. American Value Fund[1]	9.94	9.66	214.97
Invesco Van Kampen V.I Growth and Income Portfolio	8.97	8.45	0.00
Invesco Van Kampen V.I. Value Opportunities Fund[2]	6.95	6.48	0.00
PIMCO VIT All Asset Portfolio	11.51	11.31	0.00
PIMCO VIT High Yield Portfolio	11.32	11.27	181.82
PIMCO VIT Low Duration Portfolio	11.06	10.77	0.00
PIMCO VIT Real Return Portfolio	11.32	12.17	0.00
PIMCO VIT Total Return Portfolio	12.31	12.28	154.51
ProFund VP Asia 30	12.43	8.75	0.00
ProFund VP Banks	3.64	2.57	0.00
ProFund VP Basic Materials	11.28	9.11	0.00
ProFund VP Bear	6.70	5.88	0.00
ProFund VP Biotechnology	9.54	9.80	0.00
ProFund VP Bull	8.28	7.98	0.00
ProFund VP Consumer Goods	10.49	10.82	0.00
ProFund VP Consumer Services	9.18	9.34	0.00
ProFund VP Dow 30	8.90	8.90	534.99
ProFund VP Emerging Markets	8.01	6.20	0.00
ProFund VP Europe 30	7.71	6.77	0.00
ProFund VP Falling U.S. Dollar	8.47	7.94	0.00
ProFund VP Financials	4.77	3.96	0.00
ProFund VP Health Care	9.04	9.59	0.00
ProFund VP Industrials	8.72	8.25	0.00
ProFund VP International	6.51	5.38	0.00
ProFund VP Internet	12.40	11.13	0.00
ProFund VP Japan	4.83	3.79	0.00
ProFund VP Large-Cap Growth	9.16	9.11	0.00
ProFund VP Large-Cap Value	7.45	7.09	0.00
ProFund VP Mid-Cap	9.07	8.37	1,122.49
ProFund VP Mid-Cap Growth	10.02	9.38	0.00
ProFund VP Mid-Cap Value	8.68	8.04	0.00
ProFund VP Money Market	9.04	8.71	26,514.80
ProFund VP NASDAQ-100	10.58	10.34	206.70
ProFund VP Oil & Gas	10.00	9.85	0.00
ProFund VP Pharmaceuticals	8.99	10.06	0.00
ProFund VP Precious Metals	11.23	8.74	0.00
ProFund VP Real Estate	7.66	7.74	0.00
ProFund VP Rising Rates Opportunity	5.14	3.10	860.27
ProFund VP Semiconductor	7.65	7.09	0.00
ProFund VP Short Dow 30	5.63	4.71	0.00
ProFund VP Short Emerging Markets	4.88	5.21	0.00
ProFund VP Short International	7.50	7.36	0.00
ProFund VP Short Mid-Cap	5.33	4.71	0.00
ProFund VP Short NASDAQ-100	5.14	4.43	0.00
ProFund VP Short Small-Cap	5.19	4.55	0.00
ProFund VP Small-Cap	8.52	7.74	0.00
ProFund VP Small-Cap Growth	9.04	8.83	0.00
ProFund VP Small-Cap Value	8.22	7.59	0.00
ProFund VP Technology	10.04	9.54	0.00
ProFund VP Telecommunications	8.89	8.73	0.00
ProFund VP U.S. Government Plus	11.41	15.79	0.00
ProFund VP UltraBull	5.59	5.12	0.00
ProFund VP UltraMid-Cap	6.89	5.73	0.00
ProFund VP UltraNASDAQ-100	8.94	8.52	0.00
ProFund VP UltraShort Dow 30	4.45	3.06	0.00
ProFund VP UltraShort NASDAQ-100	3.38	2.53	0.00
ProFund VP UltraSmall-Cap	5.18	4.05	0.00
ProFund VP Utilities	9.46	10.71	263.15
Rydex VT Dow 2x Strategy Fund	34.95	36.74	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.11	2.89	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	9.01	8.63	0.00
Rydex VT S&P 500 2x Strategy Fund	5.69	5.27	0.00
Rydex VT U.S. Government Money Market Fund	9.09	8.76	0.00
UIF Emerging Markets Debt Portfolio	11.80	12.16	0.00
UIF Emerging Markets Equity Portfolio	11.59	9.13	0.00
UIF Mid Cap Growth Portfolio	11.43	10.23	200.08
UIF U.S. Real Estate Portfolio	8.99	9.15	0.00
Van Eck VIP Global Hard Assets Fund	13.27	10.65	0.00

1 Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2 Formerly Invesco V.I. Basic Value Fund

Table 40 – 3.75% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Access VP High Yield	11.73	11.61	0.00
Adaptive Allocation Portfolio	9.82	9.11	0.00
Alger Small Cap Growth Portfolio	9.98	9.30	0.00
American Century VP Income & Growth Fund	8.17	8.09	0.00
American Century VP International Fund	8.98	7.60	0.00
American Century VP Large Company Value Fund	7.76	7.54	0.00
American Century VP Mid Cap Value Fund	10.64	10.16	0.00
American Century VP Ultra Fund	9.02	8.77	0.00
Direxion Dynamic HY Bond Fund	8.72	8.81	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.60	9.31	0.00
Dreyfus VIF Appreciation Portfolio	10.00	10.48	0.00
Dreyfus VIF International Value Portfolio	7.95	6.22	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.68	7.44	0.00
Invesco V.I. Global Real Estate	8.67	7.79	0.00
Invesco V.I. International Growth	9.67	8.66	0.00
Invesco V.I. Mid Cap Core Equity	10.16	9.15	0.00
Invesco Van Kampen V.I. American Value Fund[1]	9.91	9.63	0.00
Invesco Van Kampen V.I Growth and Income Portfolio	8.94	8.42	0.00
Invesco Van Kampen V.I. Value Opportunities Fund[2]	6.94	6.46	0.00
PIMCO VIT All Asset Portfolio	11.49	11.28	0.00
PIMCO VIT High Yield Portfolio	11.30	11.23	0.00
PIMCO VIT Low Duration Portfolio	11.04	10.74	0.00
PIMCO VIT Real Return Portfolio	11.29	12.13	0.00
PIMCO VIT Total Return Portfolio	12.29	12.25	0.00
ProFund VP Asia 30	12.41	8.72	0.00
ProFund VP Banks	3.63	2.56	0.00
ProFund VP Basic Materials	11.25	9.09	0.00
ProFund VP Bear	6.68	5.87	0.00
ProFund VP Biotechnology	9.52	9.77	0.00
ProFund VP Bull	8.26	7.96	0.00
ProFund VP Consumer Goods	10.47	10.78	0.00
ProFund VP Consumer Services	9.16	9.31	0.00
ProFund VP Dow 30	8.88	8.88	0.00
ProFund VP Emerging Markets	8.00	6.19	0.00
ProFund VP Europe 30	7.69	6.75	0.00
ProFund VP Falling U.S. Dollar	8.46	7.92	0.00
ProFund VP Financials	4.76	3.95	0.00
ProFund VP Health Care	9.02	9.57	0.00
ProFund VP Industrials	8.70	8.23	0.00
ProFund VP International	6.50	5.37	0.00
ProFund VP Internet	12.38	11.10	0.00
ProFund VP Japan	4.82	3.78	0.00
ProFund VP Large-Cap Growth	9.14	9.08	0.00
ProFund VP Large-Cap Value	7.44	7.07	0.00
ProFund VP Mid-Cap	9.05	8.36	0.00
ProFund VP Mid-Cap Growth	10.00	9.36	0.00
ProFund VP Mid-Cap Value	8.66	8.01	0.00
ProFund VP Money Market	9.02	8.69	0.00
ProFund VP NASDAQ-100	10.55	10.31	0.00
ProFund VP Oil & Gas	9.97	9.82	0.00
ProFund VP Pharmaceuticals	8.97	10.03	0.00
ProFund VP Precious Metals	11.20	8.72	0.00
ProFund VP Real Estate	7.65	7.71	0.00
ProFund VP Rising Rates Opportunity	5.13	3.09	0.00
ProFund VP Semiconductor	7.63	7.07	0.00
ProFund VP Short Dow 30	5.62	4.70	0.00
ProFund VP Short Emerging Markets	4.87	5.20	0.00
ProFund VP Short International	7.49	7.34	0.00
ProFund VP Short Mid-Cap	5.32	4.70	0.00
ProFund VP Short NASDAQ-100	5.12	4.42	0.00
ProFund VP Short Small-Cap	5.18	4.53	0.00
ProFund VP Small-Cap	8.50	7.72	0.00
ProFund VP Small-Cap Growth	9.02	8.80	0.00
ProFund VP Small-Cap Value	8.20	7.57	0.00
ProFund VP Technology	10.01	9.51	0.00
ProFund VP Telecommunications	8.87	8.71	0.00
ProFund VP U.S. Government Plus	11.39	15.74	0.00
ProFund VP UltraBull	5.57	5.11	0.00
ProFund VP UltraMid-Cap	6.87	5.71	0.00
ProFund VP UltraNASDAQ-100	8.92	8.49	0.00
ProFund VP UltraShort Dow 30	4.44	3.06	0.00
ProFund VP UltraShort NASDAQ-100	3.37	2.53	0.00
ProFund VP UltraSmall-Cap	5.17	4.04	0.00
ProFund VP Utilities	9.44	10.68	0.00
Rydex VT Dow 2x Strategy Fund	34.87	36.64	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.10	2.88	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	8.99	8.60	0.00
Rydex VT S&P 500 2x Strategy Fund	5.68	5.25	0.00
Rydex VT U.S. Government Money Market Fund	9.06	8.73	0.00
UIF Emerging Markets Debt Portfolio	11.78	12.13	0.00
UIF Emerging Markets Equity Portfolio	11.56	9.10	0.00
UIF Mid Cap Growth Portfolio	11.41	10.20	0.00
UIF U.S. Real Estate Portfolio	8.97	9.13	0.00
Van Eck VIP Global Hard Assets Fund	13.23	10.62	0.00

1 Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2 Formerly Invesco V.I. Basic Value Fund

Table 41 – 3.80% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 4 Year CDSC Rider

Access VP High Yield	11.70	11.58	0.00
Adaptive Allocation Portfolio	9.80	9.09	0.00
Alger Small Cap Growth Portfolio	9.95	9.28	0.00
American Century VP Income & Growth Fund	8.15	8.07	838.18
American Century VP International Fund	8.96	7.58	888.21
American Century VP Large Company Value Fund	7.74	7.52	0.00
American Century VP Mid Cap Value Fund	10.62	10.14	0.00
American Century VP Ultra Fund	9.00	8.74	0.00
Direxion Dynamic HY Bond Fund	8.70	8.79	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.58	9.28	0.00
Dreyfus VIF Appreciation Portfolio	9.98	10.45	0.00
Dreyfus VIF International Value Portfolio	7.93	6.20	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.66	7.42	0.00
Invesco V.I. Global Real Estate	8.65	7.76	0.00
Invesco V.I. International Growth	9.65	8.64	0.00
Invesco V.I. Mid Cap Core Equity	10.14	9.13	0.00
Invesco Van Kampen V.I. American Value Fund[1]	9.89	9.60	0.00
Invesco Van Kampen V.I Growth and Income Portfolio	8.92	8.40	0.00
Invesco Van Kampen V.I. Value Opportunities Fund[2]	6.92	6.44	0.00
PIMCO VIT All Asset Portfolio	11.46	11.25	0.00
PIMCO VIT High Yield Portfolio	11.27	11.20	616.73
PIMCO VIT Low Duration Portfolio	11.01	10.71	0.00
PIMCO VIT Real Return Portfolio	11.26	12.10	0.00
PIMCO VIT Total Return Portfolio	12.26	12.21	0.00
ProFund VP Asia 30	12.38	8.70	0.00
ProFund VP Banks	3.63	2.56	0.00
ProFund VP Basic Materials	11.22	9.06	0.00
ProFund VP Bear	6.67	5.85	0.00
ProFund VP Biotechnology	9.49	9.74	0.00
ProFund VP Bull	8.25	7.94	0.00
ProFund VP Consumer Goods	10.44	10.75	0.00
ProFund VP Consumer Services	9.14	9.29	0.00
ProFund VP Dow 30	8.85	8.85	0.00
ProFund VP Emerging Markets	7.99	6.18	0.00
ProFund VP Europe 30	7.67	6.73	0.00
ProFund VP Falling U.S. Dollar	8.44	7.91	0.00
ProFund VP Financials	4.75	3.94	0.00
ProFund VP Health Care	9.00	9.54	0.00
ProFund VP Industrials	8.68	8.21	0.00
ProFund VP International	6.49	5.35	0.00
ProFund VP Internet	12.35	11.07	0.00
ProFund VP Japan	4.81	3.77	0.00
ProFund VP Large-Cap Growth	9.12	9.05	0.00
ProFund VP Large-Cap Value	7.42	7.05	0.00
ProFund VP Mid-Cap	9.04	8.34	0.00
ProFund VP Mid-Cap Growth	9.98	9.33	0.00
ProFund VP Mid-Cap Value	8.64	7.99	0.00
ProFund VP Money Market	8.99	8.66	0.00
ProFund VP NASDAQ-100	10.53	10.28	0.00
ProFund VP Oil & Gas	9.95	9.80	0.00
ProFund VP Pharmaceuticals	8.95	10.00	0.00
ProFund VP Precious Metals	11.18	8.69	0.00
ProFund VP Real Estate	7.63	7.69	0.00
ProFund VP Rising Rates Opportunity	5.12	3.08	0.00
ProFund VP Semiconductor	7.62	7.05	0.00
ProFund VP Short Dow 30	5.61	4.69	0.00
ProFund VP Short Emerging Markets	4.87	5.19	0.00
ProFund VP Short International	7.48	7.33	0.00
ProFund VP Short Mid-Cap	5.30	4.69	0.00
ProFund VP Short NASDAQ-100	5.11	4.41	0.00
ProFund VP Short Small-Cap	5.17	4.52	0.00
ProFund VP Small-Cap	8.48	7.70	0.00
ProFund VP Small-Cap Growth	9.00	8.78	0.00
ProFund VP Small-Cap Value	8.18	7.55	0.00
ProFund VP Technology	9.99	9.49	0.00
ProFund VP Telecommunications	8.85	8.68	0.00
ProFund VP U.S. Government Plus	11.36	15.70	0.00
ProFund VP UltraBull	5.56	5.09	0.00
ProFund VP UltraMid-Cap	6.85	5.70	0.00
ProFund VP UltraNASDAQ-100	8.90	8.47	0.00
ProFund VP UltraShort Dow 30	4.43	3.05	0.00
ProFund VP UltraShort NASDAQ-100	3.37	2.52	0.00
ProFund VP UltraSmall-Cap	5.16	4.03	0.00
ProFund VP Utilities	9.42	10.65	0.00
Rydex VT Dow 2x Strategy Fund	34.78	36.53	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.09	2.87	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	8.97	8.58	0.00
Rydex VT S&P 500 2x Strategy Fund	5.66	5.24	0.00
Rydex VT U.S. Government Money Market Fund	9.04	8.71	0.00
UIF Emerging Markets Debt Portfolio	11.75	12.09	0.00
UIF Emerging Markets Equity Portfolio	11.53	9.08	0.00
UIF Mid Cap Growth Portfolio	11.38	10.17	0.00
UIF U.S. Real Estate Portfolio	8.94	9.10	0.00
Van Eck VIP Global Hard Assets Fund	13.20	10.59	0.00

1 Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2 Formerly Invesco V.I. Basic Value Fund

Table 42 – 3.85% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2010)	Accumulation Unit Value at End of Period (12/31/2011)	Number of Accumulation Units at End of Period
2011

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider

Access VP High Yield	11.68	11.54	0.00
Adaptive Allocation Portfolio	9.78	9.07	0.00
Alger Small Cap Growth Portfolio	9.93	9.25	0.00
American Century VP Income & Growth Fund	8.13	8.05	0.00
American Century VP International Fund	8.94	7.56	0.00
American Century VP Large Company Value Fund	7.73	7.50	0.00
American Century VP Mid Cap Value Fund	10.59	10.11	0.00
American Century VP Ultra Fund	8.98	8.72	0.00
Direxion Dynamic HY Bond Fund	8.68	8.76	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.55	9.25	0.00
Dreyfus VIF Appreciation Portfolio	9.96	10.42	0.00
Dreyfus VIF International Value Portfolio	7.91	6.19	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.64	7.40	0.00
Invesco V.I. Global Real Estate	8.63	7.74	0.00
Invesco V.I. International Growth	9.62	8.61	0.00
Invesco V.I. Mid Cap Core Equity	10.12	9.10	0.00
Invesco Van Kampen V.I. American Value Fund[1]	9.87	9.58	0.00
Invesco Van Kampen V.I Growth and Income Portfolio	8.90	8.37	0.00
Invesco Van Kampen V.I. Value Opportunities Fund[2]	6.91	6.42	0.00
PIMCO VIT All Asset Portfolio	11.43	11.22	0.00
PIMCO VIT High Yield Portfolio	11.24	11.17	0.00
PIMCO VIT Low Duration Portfolio	10.98	10.68	0.00
PIMCO VIT Real Return Portfolio	11.24	12.06	0.00
PIMCO VIT Total Return Portfolio	12.23	12.18	0.00
ProFund VP Asia 30	12.35	8.67	0.00
ProFund VP Banks	3.62	2.55	0.00
ProFund VP Basic Materials	11.20	9.03	0.00
ProFund VP Bear	6.65	5.83	656.11
ProFund VP Biotechnology	9.47	9.71	0.00
ProFund VP Bull	8.23	7.92	0.00
ProFund VP Consumer Goods	10.42	10.72	0.00
ProFund VP Consumer Services	9.12	9.26	0.00
ProFund VP Dow 30	8.83	8.83	0.00
ProFund VP Emerging Markets	7.98	6.16	0.00
ProFund VP Europe 30	7.66	6.71	0.00
ProFund VP Falling U.S. Dollar	8.43	7.89	0.00
ProFund VP Financials	4.74	3.93	0.00
ProFund VP Health Care	8.98	9.51	0.00
ProFund VP Industrials	8.66	8.18	0.00
ProFund VP International	6.48	5.34	0.00
ProFund VP Internet	12.32	11.03	0.00
ProFund VP Japan	4.79	3.76	0.00
ProFund VP Large-Cap Growth	9.10	9.03	0.00
ProFund VP Large-Cap Value	7.40	7.03	0.00
ProFund VP Mid-Cap	9.03	8.32	0.00
ProFund VP Mid-Cap Growth	9.95	9.30	0.00
ProFund VP Mid-Cap Value	8.62	7.97	0.00
ProFund VP Money Market	8.97	8.64	186.31
ProFund VP NASDAQ-100	10.50	10.25	0.00
ProFund VP Oil & Gas	9.93	9.77	0.00
ProFund VP Pharmaceuticals	8.93	9.98	0.00
ProFund VP Precious Metals	11.15	8.67	0.00
ProFund VP Real Estate	7.61	7.67	0.00
ProFund VP Rising Rates Opportunity	5.11	3.07	0.00
ProFund VP Semiconductor	7.60	7.03	0.00
ProFund VP Short Dow 30	5.59	4.67	0.00
ProFund VP Short Emerging Markets	4.86	5.18	0.00
ProFund VP Short International	7.47	7.31	0.00
ProFund VP Short Mid-Cap	5.29	4.67	0.00
ProFund VP Short NASDAQ-100	5.10	4.39	0.00
ProFund VP Short Small-Cap	5.15	4.51	350.38
ProFund VP Small-Cap	8.46	7.68	0.00
ProFund VP Small-Cap Growth	8.98	8.75	0.00
ProFund VP Small-Cap Value	8.16	7.53	0.00
ProFund VP Technology	9.97	9.46	0.00
ProFund VP Telecommunications	8.83	8.66	0.00
ProFund VP U.S. Government Plus	11.33	15.65	0.00
ProFund VP UltraBull	5.55	5.08	0.00
ProFund VP UltraMid-Cap	6.84	5.68	0.00
ProFund VP UltraNASDAQ-100	8.88	8.44	0.00
ProFund VP UltraShort Dow 30	4.43	3.05	0.00
ProFund VP UltraShort NASDAQ-100	3.36	2.52	0.00
ProFund VP UltraSmall-Cap	5.15	4.02	0.00
ProFund VP Utilities	9.39	10.62	0.00
Rydex VT Dow 2x Strategy Fund	34.70	36.43	0.00
Rydex VT Inverse Dow 2x Strategy Fund	4.08	2.86	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	8.95	8.55	0.00
Rydex VT S&P 500 2x Strategy Fund	5.65	5.22	0.00
Rydex VT U.S. Government Money Market Fund	9.02	8.68	0.00
UIF Emerging Markets Debt Portfolio	11.72	12.06	0.00
UIF Emerging Markets Equity Portfolio	11.51	9.05	0.00
UIF Mid Cap Growth Portfolio	11.36	10.14	0.00
UIF U.S. Real Estate Portfolio	8.92	9.07	0.00
Van Eck VIP Global Hard Assets Fund	13.17	10.56	0.00

1 Formerly Invesco Van Kampen V.I. Mid Cap Value Fund – Effective July, 15, 2012

2 Formerly Invesco V.I. Basic Value Fund

Table 1 – 1.75% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010
Base Contract - No Riders
Access VP High Yield	11.26	12.88	4,482.04
Adaptive Allocation Portfolio	9.16	10.55	0.00
Alger Small Cap Growth Portfolio	12.17	14.99	0.00
American Century VP Income & Growth Fund	8.82	9.87	0.00
American Century VP International Fund	11.62	12.91	2,024.33
American Century VP Large Company Value Fund	8.58	9.34	2,413.50
American Century VP Mid Cap Value Fund	11.51	13.46	386.94
American Century VP Ultra Fund	8.54	9.72	0.00
Chariot Absolute Return All Opportunities[1]	9.80	9.68	76,025.70
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.34	6.99	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.94	10.05	0.00
Direxion Dynamic HY Bond Fund	9.37	9.57	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.36	10.54	0.00
Dreyfus VIF Appreciation Portfolio	9.71	10.98	26,994.87
Dreyfus VIF International Value Portfolio	8.53	8.73	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.81	9.98	3,386.27
Invesco V.I. Basic Value[4]	7.25	7.62	0.00
Invesco V.I. Global Real Estate[5]	8.26	9.52	295.19
Invesco V.I. International Growth[6]	9.59	10.62	982.22
Invesco V.I. Mid Cap Core Equity[7]	9.98	11.16	639.31
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.91	9.82	1,324.22
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	9.07	10.89	374.94
PIMCO VIT All Asset Portfolio	11.36	12.61	5,663.20
PIMCO VIT High Yield Portfolio	11.04	12.40	12,395.56
PIMCO VIT Low Duration Portfolio	11.72	12.12	2,278.15
PIMCO VIT Real Return Portfolio	11.68	12.39	3,696.92
PIMCO VIT Total Return Portfolio	12.71	13.49	5,378.02
ProFund VP Asia 30	12.17	13.62	346.56
ProFund VP Banks	3.75	3.99	0.00
ProFund VP Basic Materials	9.69	12.35	580.19
ProFund VP Bear	9.08	7.34	322.64
ProFund VP Biotechnology	10.12	10.45	0.00
ProFund VP Bull	8.20	9.07	5,977.59
ProFund VP Consumer Goods	9.97	11.49	1,572.44
ProFund VP Consumer Services	8.43	10.06	2,803.03
ProFund VP Dow 30	9.00	9.74	0.00
ProFund VP Emerging Markets	7.89	8.51	531.98
ProFund VP Europe 30	8.37	8.45	579.04
ProFund VP Falling U.S. Dollar	9.40	8.99	0.00
ProFund VP Financials	4.79	5.23	0.00
ProFund VP Health Care	9.80	9.90	267.25
ProFund VP Industrials	7.86	9.55	323.36
ProFund VP International	6.53	6.92	3,277.27
ProFund VP Internet	10.22	13.59	0.00
ProFund VP Japan	5.76	5.29	541.39
ProFund VP Large-Cap Growth	9.02	10.04	2,687.68
ProFund VP Large-Cap Value	7.36	8.17	2,261.98
ProFund VP Mid-Cap	7.90	9.63	538.96
ProFund VP Mid-Cap Growth	8.70	10.98	1,530.87
ProFund VP Mid-Cap Value	8.03	9.51	318.75
ProFund VP Money Market	10.07	9.90	95,010.89
ProFund VP NASDAQ-100	9.97	11.59	39,462.75
ProFund VP Oil & Gas	9.46	10.95	1,057.99
ProFund VP Pharmaceuticals	9.97	9.85	0.00
ProFund VP Precious Metals	9.42	12.30	4,620.17
ProFund VP Real Estate	6.85	8.40	2,790.78
ProFund VP Rising Rates Opportunity	6.83	5.63	35,944.53
ProFund VP Semiconductor	7.59	8.38	0.00
ProFund VP Short Dow 30	8.03	6.17	0.00
ProFund VP Short Emerging Markets	6.47	5.18	1,290.00
ProFund VP Short International	9.50	7.97	0.00
ProFund VP Short Mid-Cap	8.01	5.84	0.00
ProFund VP Short NASDAQ-100	7.26	5.62	0.00
ProFund VP Short Small-Cap	8.14	5.69	0.00
ProFund VP Small-Cap	7.61	9.33	0.00
ProFund VP Small-Cap Growth	8.02	9.91	1,372.69
ProFund VP Small-Cap Value	7.50	9.00	344.04
ProFund VP Technology	10.10	10.99	0.00
ProFund VP Telecommunications	8.57	9.74	0.00
ProFund VP U.S. Government Plus	11.55	12.50	2,338.08
ProFund VP UltraBull	5.10	6.12	12,454.98
ProFund VP UltraMid-Cap	5.13	7.54	589.80
ProFund VP UltraNASDAQ-100	7.37	9.80	0.00
ProFund VP UltraShort Dow 30	7.25	4.72	341.23
ProFund VP UltraShort NASDAQ-100	6.19	3.59	10,731.43
ProFund VP UltraSmall-Cap	3.89	5.68	0.00
ProFund VP Utilities	9.95	10.36	2,196.77
Rydex VT Dow 2x Strategy Fund	31.27	38.28	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.57	4.50	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.34	9.87	0.00
Rydex VT S&P 500 2x Strategy Fund	5.05	6.23	0.00
Rydex VT U.S. Government Money Market Fund	10.19	10.02	0.00
UIF Emerging Markets Debt Portfolio[10]	11.99	12.93	0.00
UIF Emerging Markets Equity Portfolio[11]	10.86	12.69	2,081.49
UIF Mid Cap Growth Portfolio[12]	9.64	12.53	320.32
UIF U.S. Real Estate Portfolio[13]	7.73	9.84	2,570.94
Van Eck VIP Global Hard Assets Fund[14]	11.49	14.53	440.01

1Formerly Chariot Absolute Return Currency Portfolio                                        8Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio         10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                             11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                  12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                              13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                            14Formerly Van Eck Worldwide Hard Assets Fund

Table 2 – 1.85% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010
Base Contract with GMDB with 3% Roll-Up
Access VP High Yield	11.22	12.82	7,457.60
Adaptive Allocation Portfolio	9.14	10.51	0.00
Alger Small Cap Growth Portfolio	10.84	13.33	0.00
American Century VP Income & Growth Fund	8.42	9.41	0.00
American Century VP International Fund	10.79	11.99	0.00
American Century VP Large Company Value Fund	8.42	9.16	0.00
American Century VP Mid Cap Value Fund	10.89	12.72	0.00
American Century VP Ultra Fund	8.72	9.92	0.00
Chariot Absolute Return All Opportunities[1]	9.80	9.66	0.00
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.31	6.95	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.90	10.00	0.00
Direxion Dynamic HY Bond Fund	9.33	9.53	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.33	10.49	0.00
Dreyfus VIF Appreciation Portfolio	9.68	10.93	0.00
Dreyfus VIF International Value Portfolio	8.49	8.69	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.40	9.45	0.00
Invesco V.I. Basic Value[4]	7.22	7.58	0.00
Invesco V.I. Global Real Estate[5]	8.23	9.47	0.00
Invesco V.I. International Growth[6]	9.56	10.57	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.94	11.11	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.88	9.78	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	9.03	10.84	0.00
PIMCO VIT All Asset Portfolio	11.32	12.55	0.00
PIMCO VIT High Yield Portfolio	11.00	12.34	0.00
PIMCO VIT Low Duration Portfolio	11.68	12.06	0.00
PIMCO VIT Real Return Portfolio	11.64	12.34	0.00
PIMCO VIT Total Return Portfolio	12.66	13.43	0.00
ProFund VP Asia 30	12.12	13.56	0.00
ProFund VP Banks	3.74	3.97	0.00
ProFund VP Basic Materials	9.66	12.29	0.00
ProFund VP Bear	9.05	7.30	0.00
ProFund VP Biotechnology	10.08	10.40	0.00
ProFund VP Bull	8.17	9.03	0.00
ProFund VP Consumer Goods	9.93	11.44	0.00
ProFund VP Consumer Services	8.40	10.01	0.00
ProFund VP Dow 30	8.96	9.70	0.00
ProFund VP Emerging Markets	7.87	8.48	0.00
ProFund VP Europe 30	8.34	8.41	0.00
ProFund VP Falling U.S. Dollar	9.38	8.97	0.00
ProFund VP Financials	4.78	5.20	0.00
ProFund VP Health Care	9.76	9.86	0.00
ProFund VP Industrials	7.83	9.51	0.00
ProFund VP International	6.52	6.90	0.00
ProFund VP Internet	10.18	13.53	0.00
ProFund VP Japan	5.74	5.26	0.00
ProFund VP Large-Cap Growth	8.99	9.99	0.00
ProFund VP Large-Cap Value	7.33	8.13	0.00
ProFund VP Mid-Cap	7.88	9.60	0.00
ProFund VP Mid-Cap Growth	8.67	10.93	0.00
ProFund VP Mid-Cap Value	8.00	9.46	0.00
ProFund VP Money Market	10.03	9.85	9,626.39
ProFund VP NASDAQ-100	9.93	11.53	0.00
ProFund VP Oil & Gas	9.43	10.90	0.00
ProFund VP Pharmaceuticals	9.94	9.80	0.00
ProFund VP Precious Metals	9.38	12.24	0.00
ProFund VP Real Estate	6.83	8.36	0.00
ProFund VP Rising Rates Opportunity	6.80	5.61	0.00
ProFund VP Semiconductor	7.56	8.34	0.00
ProFund VP Short Dow 30	8.00	6.14	0.00
ProFund VP Short Emerging Markets	6.45	5.17	0.00
ProFund VP Short International	9.48	7.94	0.00
ProFund VP Short Mid-Cap	7.98	5.81	0.00
ProFund VP Short NASDAQ-100	7.24	5.60	0.00
ProFund VP Short Small-Cap	8.11	5.66	0.00
ProFund VP Small-Cap	7.58	9.29	0.00
ProFund VP Small-Cap Growth	7.99	9.86	0.00
ProFund VP Small-Cap Value	7.47	8.96	0.00
ProFund VP Technology	10.07	10.94	0.00
ProFund VP Telecommunications	8.54	9.70	0.00
ProFund VP U.S. Government Plus	11.51	12.44	0.00
ProFund VP UltraBull	5.08	6.09	0.00
ProFund VP UltraMid-Cap	5.11	7.51	0.00
ProFund VP UltraNASDAQ-100	7.35	9.75	0.00
ProFund VP UltraShort Dow 30	7.24	4.71	0.00
ProFund VP UltraShort NASDAQ-100	6.18	3.58	0.00
ProFund VP UltraSmall-Cap	3.88	5.65	0.00
ProFund VP Utilities	9.92	10.31	0.00
Rydex VT Dow 2x Strategy Fund	31.15	38.10	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.55	4.48	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.31	9.83	0.00
Rydex VT S&P 500 2x Strategy Fund	5.04	6.20	0.00
Rydex VT U.S. Government Money Market Fund	10.16	9.98	0.00
UIF Emerging Markets Debt Portfolio[10]	11.95	12.87	0.00
UIF Emerging Markets Equity Portfolio[11]	10.82	12.63	0.00
UIF Mid Cap Growth Portfolio[12]	9.60	12.47	0.00
UIF U.S. Real Estate Portfolio[13]	7.71	9.80	0.00
Van Eck VIP Global Hard Assets Fund[14]	11.45	14.46	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio         10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                             11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                  12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                              13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                            14Formerly Van Eck Worldwide Hard Assets Fund

Table 3 – 1.90% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010
Base Contract with 1.45% M&E Base Contract with 1.20% M&E and GMDB Rider with Annual Step-Up
Access VP High Yield	11.20	12.79	5,206.38
Adaptive Allocation Portfolio	9.13	10.50	0.00
Alger Small Cap Growth Portfolio	13.86	17.04	0.00
American Century VP Income & Growth Fund	9.50	10.61	0.00
American Century VP International Fund	12.78	14.19	74.83
American Century VP Large Company Value Fund	8.51	9.26	718.08
American Century VP Mid Cap Value Fund	11.42	13.34	211.04
American Century VP Ultra Fund	8.48	9.64	0.00
Chariot Absolute Return All Opportunities[1]	9.79	9.66	47,385.99
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.30	6.94	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.89	9.98	0.00
Direxion Dynamic HY Bond Fund	9.31	9.51	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.31	10.47	0.00
Dreyfus VIF Appreciation Portfolio	9.66	10.90	3,165.94
Dreyfus VIF International Value Portfolio	8.48	8.67	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.75	9.89	604.72
Invesco V.I. Basic Value[4]	7.21	7.57	0.00
Invesco V.I. Global Real Estate[5]	8.21	9.45	1,183.10
Invesco V.I. International Growth[6]	9.54	10.54	628.37
Invesco V.I. Mid Cap Core Equity[7]	9.92	11.08	1,243.18
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.86	9.75	544.93
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	9.02	10.81	416.27
PIMCO VIT All Asset Portfolio	11.30	12.52	56.34
PIMCO VIT High Yield Portfolio	10.98	12.32	4,769.90
PIMCO VIT Low Duration Portfolio	11.66	12.03	29.26
PIMCO VIT Real Return Portfolio	11.61	12.31	1,172.60
PIMCO VIT Total Return Portfolio	12.64	13.39	154.54
ProFund VP Asia 30	12.10	13.53	894.14
ProFund VP Banks	3.73	3.96	700.41
ProFund VP Basic Materials	9.64	12.27	1,742.22
ProFund VP Bear	9.03	7.29	1,850.35
ProFund VP Biotechnology	10.06	10.38	133.58
ProFund VP Bull	8.16	9.01	4,859.13
ProFund VP Consumer Goods	9.91	11.41	2,216.96
ProFund VP Consumer Services	8.39	9.99	2,975.49
ProFund VP Dow 30	8.95	9.68	87.18
ProFund VP Emerging Markets	7.86	8.47	1,828.21
ProFund VP Europe 30	8.33	8.39	222.56
ProFund VP Falling U.S. Dollar	9.37	8.95	0.00
ProFund VP Financials	4.77	5.19	119.29
ProFund VP Health Care	9.74	9.83	2,519.53
ProFund VP Industrials	7.81	9.49	1,798.56
ProFund VP International	6.51	6.88	686.10
ProFund VP Internet	10.17	13.49	528.66
ProFund VP Japan	5.73	5.25	3,154.94
ProFund VP Large-Cap Growth	8.97	9.97	2,829.10
ProFund VP Large-Cap Value	7.32	8.11	471.02
ProFund VP Mid-Cap	7.87	9.58	1,226.11
ProFund VP Mid-Cap Growth	8.65	10.90	1,935.12
ProFund VP Mid-Cap Value	7.99	9.44	1,788.48
ProFund VP Money Market	10.02	9.83	55,949.63
ProFund VP NASDAQ-100	9.92	11.51	14,776.73
ProFund VP Oil & Gas	9.41	10.87	1,705.76
ProFund VP Pharmaceuticals	9.92	9.78	0.00
ProFund VP Precious Metals	9.37	12.22	602.30
ProFund VP Real Estate	6.81	8.34	2,819.63
ProFund VP Rising Rates Opportunity	6.79	5.59	22,828.73
ProFund VP Semiconductor	7.55	8.32	0.00
ProFund VP Short Dow 30	7.99	6.13	761.06
ProFund VP Short Emerging Markets	6.45	5.16	3,897.02
ProFund VP Short International	9.47	7.93	0.00
ProFund VP Short Mid-Cap	7.97	5.80	0.00
ProFund VP Short NASDAQ-100	7.22	5.59	0.00
ProFund VP Short Small-Cap	8.10	5.65	0.00
ProFund VP Small-Cap	7.57	9.27	1,130.28
ProFund VP Small-Cap Growth	7.97	9.84	1,857.67
ProFund VP Small-Cap Value	7.46	8.94	2,157.82
ProFund VP Technology	10.05	10.92	76.71
ProFund VP Telecommunications	8.52	9.67	0.00
ProFund VP U.S. Government Plus	11.49	12.41	523.01
ProFund VP UltraBull	5.07	6.08	7,285.74
ProFund VP UltraMid-Cap	5.10	7.49	127.67
ProFund VP UltraNASDAQ-100	7.33	9.73	232.30
ProFund VP UltraShort Dow 30	7.23	4.70	3.48
ProFund VP UltraShort NASDAQ-100	6.17	3.57	5,683.38
ProFund VP UltraSmall-Cap	3.87	5.64	647.86
ProFund VP Utilities	9.90	10.29	1,271.10
Rydex VT Dow 2x Strategy Fund	31.09	38.01	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.53	4.47	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.30	9.81	0.00
Rydex VT S&P 500 2x Strategy Fund	5.03	6.19	0.00
Rydex VT U.S. Government Money Market Fund	9.68	9.49	0.00
UIF Emerging Markets Debt Portfolio[10]	11.92	12.84	787.45
UIF Emerging Markets Equity Portfolio[11]	10.80	12.60	963.77
UIF Mid Cap Growth Portfolio[12]	9.58	12.44	384.57
UIF U.S. Real Estate Portfolio[13]	7.69	9.78	3,227.57
Van Eck VIP Global Hard Assets Fund[14]	11.43	14.43	131.19

1Formerly Chariot Absolute Return Currency Portfolio                                        8Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio         10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                             11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                  12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                              13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                            14Formerly Van Eck Worldwide Hard Assets Fund

Table 4 – 1.95% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010
Base Contract with 1.30% M&E and GMDB Rider with 3% Roll-Up Base Contract with 1.20% M&E and Estate Planning Rider Base Contract with 1.20% M&E and GMDB Rider with Annual Step-Up and 3% Roll-Up
Access VP High Yield	11.18	12.76	0.00
Adaptive Allocation Portfolio	9.12	10.48	0.00
Alger Small Cap Growth Portfolio	18.20	22.36	0.00
American Century VP Income & Growth Fund	11.70	13.07	0.00
American Century VP International Fund	15.09	16.74	0.00
American Century VP Large Company Value Fund	8.49	9.23	0.00
American Century VP Mid Cap Value Fund	11.40	13.30	0.00
American Century VP Ultra Fund	8.46	9.61	0.00
Chariot Absolute Return All Opportunities[1]	9.79	9.65	0.00
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.29	6.92	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.87	9.96	0.00
Direxion Dynamic HY Bond Fund	9.30	9.48	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.29	10.44	0.00
Dreyfus VIF Appreciation Portfolio	9.64	10.88	0.00
Dreyfus VIF International Value Portfolio	8.46	8.65	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.73	9.86	0.00
Invesco V.I. Basic Value[4]	7.20	7.55	0.00
Invesco V.I. Global Real Estate[5]	8.20	9.43	0.00
Invesco V.I. International Growth[6]	9.52	10.52	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.91	11.05	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.84	9.73	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	9.00	10.78	0.00
PIMCO VIT All Asset Portfolio	11.27	12.50	0.00
PIMCO VIT High Yield Portfolio	10.96	12.29	0.00
PIMCO VIT Low Duration Portfolio	11.64	12.00	0.00
PIMCO VIT Real Return Portfolio	11.59	12.28	0.00
PIMCO VIT Total Return Portfolio	12.62	13.36	0.00
ProFund VP Asia 30	12.08	13.49	0.00
ProFund VP Banks	3.72	3.95	0.00
ProFund VP Basic Materials	9.62	12.24	0.00
ProFund VP Bear	9.02	7.27	0.00
ProFund VP Biotechnology	10.04	10.35	0.00
ProFund VP Bull	8.14	8.99	0.00
ProFund VP Consumer Goods	9.89	11.39	0.00
ProFund VP Consumer Services	8.37	9.97	0.00
ProFund VP Dow 30	8.93	9.65	0.00
ProFund VP Emerging Markets	7.86	8.46	0.00
ProFund VP Europe 30	8.31	8.37	0.00
ProFund VP Falling U.S. Dollar	9.36	8.94	0.00
ProFund VP Financials	4.76	5.18	0.00
ProFund VP Health Care	9.73	9.81	0.00
ProFund VP Industrials	7.80	9.46	0.00
ProFund VP International	6.50	6.87	0.00
ProFund VP Internet	10.15	13.46	0.00
ProFund VP Japan	5.72	5.24	0.00
ProFund VP Large-Cap Growth	8.96	9.94	0.00
ProFund VP Large-Cap Value	7.31	8.09	0.00
ProFund VP Mid-Cap	7.87	9.57	0.00
ProFund VP Mid-Cap Growth	8.64	10.88	0.00
ProFund VP Mid-Cap Value	7.97	9.42	0.00
ProFund VP Money Market	10.00	9.81	0.00
ProFund VP NASDAQ-100	9.90	11.48	0.00
ProFund VP Oil & Gas	9.39	10.85	0.00
ProFund VP Pharmaceuticals	9.90	9.76	0.00
ProFund VP Precious Metals	9.35	12.19	0.00
ProFund VP Real Estate	6.80	8.32	0.00
ProFund VP Rising Rates Opportunity	6.78	5.58	0.00
ProFund VP Semiconductor	7.53	8.30	0.00
ProFund VP Short Dow 30	7.98	6.11	0.00
ProFund VP Short Emerging Markets	6.44	5.15	0.00
ProFund VP Short International	9.46	7.92	0.00
ProFund VP Short Mid-Cap	7.95	5.78	0.00
ProFund VP Short NASDAQ-100	7.21	5.57	0.00
ProFund VP Short Small-Cap	8.08	5.63	0.00
ProFund VP Small-Cap	7.55	9.24	0.00
ProFund VP Small-Cap Growth	7.96	9.81	0.00
ProFund VP Small-Cap Value	7.45	8.92	0.00
ProFund VP Technology	10.03	10.89	0.00
ProFund VP Telecommunications	8.51	9.65	0.00
ProFund VP U.S. Government Plus	11.47	12.38	0.00
ProFund VP UltraBull	5.06	6.06	0.00
ProFund VP UltraMid-Cap	5.09	7.47	0.00
ProFund VP UltraNASDAQ-100	7.32	9.71	0.00
ProFund VP UltraShort Dow 30	7.22	4.69	0.00
ProFund VP UltraShort NASDAQ-100	6.17	3.57	0.00
ProFund VP UltraSmall-Cap	3.86	5.62	0.00
ProFund VP Utilities	9.88	10.27	0.00
Rydex VT Dow 2x Strategy Fund	31.04	37.92	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.52	4.46	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.29	9.78	0.00
Rydex VT S&P 500 2x Strategy Fund	5.02	6.17	0.00
Rydex VT U.S. Government Money Market Fund	9.71	9.52	0.00
UIF Emerging Markets Debt Portfolio[10]	11.90	12.81	0.00
UIF Emerging Markets Equity Portfolio[11]	10.78	12.57	0.00
UIF Mid Cap Growth Portfolio[12]	9.57	12.41	0.00
UIF U.S. Real Estate Portfolio[13]	7.68	9.75	0.00
Van Eck VIP Global Hard Assets Fund[14]	11.41	14.40	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio         10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                             11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                  12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                              13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                            14Formerly Van Eck Worldwide Hard Assets Fund

Table 5 – 2.00% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010
Base Contract with 1.30% M&E and GMDB Rider with Annual Step-Up
Access VP High Yield	11.16	12.73	0.00
Adaptive Allocation Portfolio	9.11	10.46	0.00
Alger Small Cap Growth Portfolio	11.68	14.35	0.00
American Century VP Income & Growth Fund	8.39	9.36	0.00
American Century VP International Fund	10.93	12.12	0.00
American Century VP Large Company Value Fund	8.41	9.13	0.00
American Century VP Mid Cap Value Fund	11.38	13.27	0.00
American Century VP Ultra Fund	8.66	9.83	0.00
Chariot Absolute Return All Opportunities[1]	9.79	9.64	8,669.31
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.28	6.91	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.85	9.93	0.00
Direxion Dynamic HY Bond Fund	9.28	9.46	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.28	10.42	0.00
Dreyfus VIF Appreciation Portfolio	9.62	10.85	0.00
Dreyfus VIF International Value Portfolio	8.45	8.63	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.66	9.77	0.00
Invesco V.I. Basic Value[4]	7.18	7.53	0.00
Invesco V.I. Global Real Estate[5]	8.18	9.40	0.00
Invesco V.I. International Growth[6]	9.51	10.49	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.89	11.03	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.83	9.71	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.98	10.76	0.00
PIMCO VIT All Asset Portfolio	11.25	12.47	0.00
PIMCO VIT High Yield Portfolio	10.94	12.26	0.00
PIMCO VIT Low Duration Portfolio	11.62	11.98	0.00
PIMCO VIT Real Return Portfolio	11.57	12.25	0.00
PIMCO VIT Total Return Portfolio	12.59	13.33	0.00
ProFund VP Asia 30	12.06	13.46	0.00
ProFund VP Banks	3.71	3.94	0.00
ProFund VP Basic Materials	9.60	12.21	0.00
ProFund VP Bear	9.00	7.25	0.00
ProFund VP Biotechnology	10.02	10.33	0.00
ProFund VP Bull	8.13	8.97	1,312.24
ProFund VP Consumer Goods	9.88	11.36	0.00
ProFund VP Consumer Services	8.36	9.94	0.00
ProFund VP Dow 30	8.92	9.63	0.00
ProFund VP Emerging Markets	7.85	8.44	0.00
ProFund VP Europe 30	8.30	8.35	0.00
ProFund VP Falling U.S. Dollar	9.35	8.93	0.00
ProFund VP Financials	4.75	5.17	0.00
ProFund VP Health Care	9.71	9.79	0.00
ProFund VP Industrials	7.78	9.44	0.00
ProFund VP International	6.49	6.86	0.00
ProFund VP Internet	10.13	13.43	0.00
ProFund VP Japan	5.71	5.23	0.00
ProFund VP Large-Cap Growth	8.94	9.92	0.00
ProFund VP Large-Cap Value	7.29	8.07	0.00
ProFund VP Mid-Cap	7.86	9.55	761.38
ProFund VP Mid-Cap Growth	8.62	10.85	0.00
ProFund VP Mid-Cap Value	7.96	9.40	0.00
ProFund VP Money Market	9.98	9.78	10,528.86
ProFund VP NASDAQ-100	9.88	11.45	634.62
ProFund VP Oil & Gas	9.38	10.82	0.00
ProFund VP Pharmaceuticals	9.88	9.73	0.00
ProFund VP Precious Metals	9.33	12.16	0.00
ProFund VP Real Estate	6.79	8.30	0.00
ProFund VP Rising Rates Opportunity	6.76	5.57	0.00
ProFund VP Semiconductor	7.52	8.28	0.00
ProFund VP Short Dow 30	7.96	6.10	0.00
ProFund VP Short Emerging Markets	6.43	5.14	0.00
ProFund VP Short International	9.45	7.90	0.00
ProFund VP Short Mid-Cap	7.94	5.77	0.00
ProFund VP Short NASDAQ-100	7.20	5.56	0.00
ProFund VP Short Small-Cap	8.07	5.62	0.00
ProFund VP Small-Cap	7.54	9.22	784.16
ProFund VP Small-Cap Growth	7.95	9.79	0.00
ProFund VP Small-Cap Value	7.43	8.90	0.00
ProFund VP Technology	10.01	10.87	0.00
ProFund VP Telecommunications	8.49	9.63	0.00
ProFund VP U.S. Government Plus	11.45	12.35	0.00
ProFund VP UltraBull	5.05	6.05	3,941.35
ProFund VP UltraMid-Cap	5.08	7.46	0.00
ProFund VP UltraNASDAQ-100	7.31	9.68	0.00
ProFund VP UltraShort Dow 30	7.21	4.69	0.00
ProFund VP UltraShort NASDAQ-100	6.16	3.56	3,139.73
ProFund VP UltraSmall-Cap	3.86	5.61	0.00
ProFund VP Utilities	9.86	10.24	0.00
Rydex VT Dow 2x Strategy Fund	30.98	37.83	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.51	4.45	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.27	9.76	0.00
Rydex VT S&P 500 2x Strategy Fund	5.01	6.16	0.00
Rydex VT U.S. Government Money Market Fund	10.09	9.89	0.00
UIF Emerging Markets Debt Portfolio[10]	11.88	12.78	0.00
UIF Emerging Markets Equity Portfolio[11]	10.76	12.55	0.00
UIF Mid Cap Growth Portfolio[12]	9.55	12.38	0.00
UIF U.S. Real Estate Portfolio[13]	7.66	9.73	0.00
Van Eck VIP Global Hard Assets Fund[14]	11.39	14.36	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio         10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                             11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                  12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                              13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                            14Formerly Van Eck Worldwide Hard Assets Fund

Table 6 – 2.05% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010
Base Contract with 1.30% M&E and GMDB Rider with Annual Step-Up and 3% Roll-Up Base Contract with 1.30% M&E and Estate Planning Rider
Access VP High Yield	11.14	12.70	0.00
Adaptive Allocation Portfolio	9.09	10.44	0.00
Alger Small Cap Growth Portfolio	13.70	16.81	0.00
American Century VP Income & Growth Fund	9.39	10.47	0.00
American Century VP International Fund	12.63	14.00	0.00
American Century VP Large Company Value Fund	8.45	9.17	0.00
American Century VP Mid Cap Value Fund	11.34	13.22	0.00
American Century VP Ultra Fund	8.42	9.55	0.00
Chariot Absolute Return All Opportunities[1]	9.79	9.64	0.00
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.27	6.89	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.84	9.91	0.00
Direxion Dynamic HY Bond Fund	9.26	9.44	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.26	10.39	0.00
Dreyfus VIF Appreciation Portfolio	9.61	10.83	0.00
Dreyfus VIF International Value Portfolio	8.43	8.61	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.69	9.80	0.00
Invesco V.I. Basic Value[4]	7.17	7.51	0.00
Invesco V.I. Global Real Estate[5]	8.17	9.38	0.00
Invesco V.I. International Growth[6]	9.49	10.47	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.87	11.00	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.81	9.68	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.97	10.73	0.00
PIMCO VIT All Asset Portfolio	11.23	12.44	2,118.10
PIMCO VIT High Yield Portfolio	10.92	12.23	1,597.04
PIMCO VIT Low Duration Portfolio	11.59	11.95	0.00
PIMCO VIT Real Return Portfolio	11.55	12.22	0.00
PIMCO VIT Total Return Portfolio	12.57	13.30	1,436.47
ProFund VP Asia 30	12.04	13.43	0.00
ProFund VP Banks	3.71	3.94	0.00
ProFund VP Basic Materials	9.59	12.18	0.00
ProFund VP Bear	8.98	7.24	0.00
ProFund VP Biotechnology	10.01	10.30	0.00
ProFund VP Bull	8.11	8.95	0.00
ProFund VP Consumer Goods	9.86	11.33	0.00
ProFund VP Consumer Services	8.34	9.92	0.00
ProFund VP Dow 30	8.90	9.61	0.00
ProFund VP Emerging Markets	7.84	8.43	0.00
ProFund VP Europe 30	8.28	8.33	0.00
ProFund VP Falling U.S. Dollar	9.34	8.91	0.00
ProFund VP Financials	4.74	5.15	0.00
ProFund VP Health Care	9.69	9.76	0.00
ProFund VP Industrials	7.77	9.42	0.00
ProFund VP International	6.49	6.85	0.00
ProFund VP Internet	10.11	13.40	0.00
ProFund VP Japan	5.69	5.21	0.00
ProFund VP Large-Cap Growth	8.92	9.90	0.00
ProFund VP Large-Cap Value	7.28	8.05	0.00
ProFund VP Mid-Cap	7.85	9.54	0.00
ProFund VP Mid-Cap Growth	8.61	10.83	0.00
ProFund VP Mid-Cap Value	7.94	9.37	0.00
ProFund VP Money Market	9.96	9.76	0.00
ProFund VP NASDAQ-100	9.86	11.43	0.00
ProFund VP Oil & Gas	9.36	10.80	0.00
ProFund VP Pharmaceuticals	9.86	9.71	0.00
ProFund VP Precious Metals	9.31	12.13	0.00
ProFund VP Real Estate	6.78	8.28	0.00
ProFund VP Rising Rates Opportunity	6.75	5.55	0.00
ProFund VP Semiconductor	7.51	8.27	0.00
ProFund VP Short Dow 30	7.95	6.08	0.00
ProFund VP Short Emerging Markets	6.43	5.14	0.00
ProFund VP Short International	9.44	7.89	0.00
ProFund VP Short Mid-Cap	7.92	5.76	0.00
ProFund VP Short NASDAQ-100	7.18	5.55	0.00
ProFund VP Short Small-Cap	8.05	5.61	0.00
ProFund VP Small-Cap	7.53	9.20	0.00
ProFund VP Small-Cap Growth	7.93	9.77	0.00
ProFund VP Small-Cap Value	7.42	8.88	0.00
ProFund VP Technology	9.99	10.84	0.00
ProFund VP Telecommunications	8.48	9.61	0.00
ProFund VP U.S. Government Plus	11.43	12.33	0.00
ProFund VP UltraBull	5.04	6.03	0.00
ProFund VP UltraMid-Cap	5.07	7.44	0.00
ProFund VP UltraNASDAQ-100	7.29	9.66	0.00
ProFund VP UltraShort Dow 30	7.21	4.68	0.00
ProFund VP UltraShort NASDAQ-100	6.15	3.55	0.00
ProFund VP UltraSmall-Cap	3.85	5.60	0.00
ProFund VP Utilities	9.84	10.22	0.00
Rydex VT Dow 2x Strategy Fund	30.92	37.75	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.50	4.44	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.26	9.74	0.00
Rydex VT S&P 500 2x Strategy Fund	5.00	6.15	0.00
Rydex VT U.S. Government Money Market Fund	9.57	9.37	0.00
UIF Emerging Markets Debt Portfolio[10]	11.86	12.75	0.00
UIF Emerging Markets Equity Portfolio[11]	10.74	12.52	0.00
UIF Mid Cap Growth Portfolio[12]	9.53	12.35	0.00
UIF U.S. Real Estate Portfolio[13]	7.65	9.71	0.00
Van Eck VIP Global Hard Assets Fund[14]	11.37	14.33	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio         10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                             11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                  12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                              13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                            14Formerly Van Eck Worldwide Hard Assets Fund

Table 7 – 2.10% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010
Base Contract with 1.45% M&E and GMDB Rider with 3% Roll-Up Base Contract with 1.20% M&E and GMDB Rider with 6% Roll-Up
Access VP High Yield	11.12	12.67	0.00
Adaptive Allocation Portfolio	9.08	10.42	0.00
Alger Small Cap Growth Portfolio	11.96	14.67	0.00
American Century VP Income & Growth Fund	8.67	9.67	0.00
American Century VP International Fund	11.41	12.64	0.00
American Century VP Large Company Value Fund	8.43	9.14	0.00
American Century VP Mid Cap Value Fund	11.31	13.18	0.00
American Century VP Ultra Fund	8.40	9.52	0.00
Chariot Absolute Return All Opportunities[1]	9.78	9.63	0.00
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.25	6.87	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.82	9.89	0.00
Direxion Dynamic HY Bond Fund	9.25	9.42	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.24	10.37	0.00
Dreyfus VIF Appreciation Portfolio	9.59	10.80	0.00
Dreyfus VIF International Value Portfolio	8.42	8.59	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.67	9.77	0.00
Invesco V.I. Basic Value[4]	7.16	7.50	0.00
Invesco V.I. Global Real Estate[5]	8.15	9.36	0.00
Invesco V.I. International Growth[6]	9.47	10.44	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.85	10.98	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.79	9.66	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.95	10.71	0.00
PIMCO VIT All Asset Portfolio	11.21	12.41	0.00
PIMCO VIT High Yield Portfolio	10.90	12.20	0.00
PIMCO VIT Low Duration Portfolio	11.57	11.92	0.00
PIMCO VIT Real Return Portfolio	11.53	12.19	0.00
PIMCO VIT Total Return Portfolio	12.55	13.27	0.00
ProFund VP Asia 30	12.01	13.40	159.78
ProFund VP Banks	3.70	3.93	0.00
ProFund VP Basic Materials	9.57	12.15	149.30
ProFund VP Bear	8.97	7.22	0.00
ProFund VP Biotechnology	9.99	10.28	0.00
ProFund VP Bull	8.10	8.93	0.00
ProFund VP Consumer Goods	9.84	11.31	0.00
ProFund VP Consumer Services	8.33	9.90	0.00
ProFund VP Dow 30	8.88	9.59	0.00
ProFund VP Emerging Markets	7.83	8.42	0.00
ProFund VP Europe 30	8.27	8.31	0.00
ProFund VP Falling U.S. Dollar	9.33	8.90	0.00
ProFund VP Financials	4.73	5.14	0.00
ProFund VP Health Care	9.67	9.74	0.00
ProFund VP Industrials	7.75	9.40	0.00
ProFund VP International	6.48	6.84	0.00
ProFund VP Internet	10.09	13.37	0.00
ProFund VP Japan	5.68	5.20	0.00
ProFund VP Large-Cap Growth	8.91	9.87	0.00
ProFund VP Large-Cap Value	7.27	8.03	0.00
ProFund VP Mid-Cap	7.84	9.53	0.00
ProFund VP Mid-Cap Growth	8.59	10.80	0.00
ProFund VP Mid-Cap Value	7.93	9.35	0.00
ProFund VP Money Market	9.94	9.74	0.00
ProFund VP NASDAQ-100	9.84	11.40	0.00
ProFund VP Oil & Gas	9.34	10.77	141.01
ProFund VP Pharmaceuticals	9.85	9.69	0.00
ProFund VP Precious Metals	9.30	12.10	183.60
ProFund VP Real Estate	6.76	8.26	0.00
ProFund VP Rising Rates Opportunity	6.74	5.54	0.00
ProFund VP Semiconductor	7.49	8.25	0.00
ProFund VP Short Dow 30	7.93	6.07	0.00
ProFund VP Short Emerging Markets	6.42	5.13	0.00
ProFund VP Short International	9.43	7.88	0.00
ProFund VP Short Mid-Cap	7.91	5.74	0.00
ProFund VP Short NASDAQ-100	7.17	5.53	0.00
ProFund VP Short Small-Cap	8.04	5.59	0.00
ProFund VP Small-Cap	7.51	9.18	0.00
ProFund VP Small-Cap Growth	7.92	9.75	0.00
ProFund VP Small-Cap Value	7.41	8.86	0.00
ProFund VP Technology	9.97	10.82	182.26
ProFund VP Telecommunications	8.46	9.58	0.00
ProFund VP U.S. Government Plus	11.41	12.30	0.00
ProFund VP UltraBull	5.03	6.02	0.00
ProFund VP UltraMid-Cap	5.06	7.42	0.00
ProFund VP UltraNASDAQ-100	7.28	9.64	0.00
ProFund VP UltraShort Dow 30	7.20	4.67	0.00
ProFund VP UltraShort NASDAQ-100	6.15	3.55	0.00
ProFund VP UltraSmall-Cap	3.84	5.59	0.00
ProFund VP Utilities	9.83	10.19	151.15
Rydex VT Dow 2x Strategy Fund	30.87	37.66	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.49	4.43	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.25	9.71	0.00
Rydex VT S&P 500 2x Strategy Fund	4.99	6.13	0.00
Rydex VT U.S. Government Money Market Fund	10.01	9.80	0.00
UIF Emerging Markets Debt Portfolio[10]	11.84	12.72	0.00
UIF Emerging Markets Equity Portfolio[11]	10.72	12.49	171.18
UIF Mid Cap Growth Portfolio[12]	9.51	12.32	0.00
UIF U.S. Real Estate Portfolio[13]	7.64	9.68	0.00
Van Eck VIP Global Hard Assets Fund[14]	11.35	14.30	129.70

1Formerly Chariot Absolute Return Currency Portfolio                                        8Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio         10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                             11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                  12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                              13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                            14Formerly Van Eck Worldwide Hard Assets Fund

Table 8 – 2.15% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010
Base Contract with 1.20% M&E and 3% Extra Credit Rider Base Contract with 1.45% M&E and GMDB Rider with Annual Step-Up
Access VP High Yield	11.10	12.64	771.72
Adaptive Allocation Portfolio	9.07	10.40	0.00
Alger Small Cap Growth Portfolio	13.59	16.66	0.00
American Century VP Income & Growth Fund	9.31	10.38	0.00
American Century VP International Fund	12.53	13.88	0.00
American Century VP Large Company Value Fund	8.41	9.12	48.13
American Century VP Mid Cap Value Fund	11.28	13.14	0.00
American Century VP Ultra Fund	8.37	9.49	0.00
Chariot Absolute Return All Opportunities[1]	9.78	9.62	6,975.22
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.24	6.86	317.59
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.81	9.86	0.00
Direxion Dynamic HY Bond Fund	9.23	9.40	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.23	10.34	0.00
Dreyfus VIF Appreciation Portfolio	9.57	10.78	9,675.10
Dreyfus VIF International Value Portfolio	8.40	8.57	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.65	9.74	814.13
Invesco V.I. Basic Value[4]	7.14	7.48	0.00
Invesco V.I. Global Real Estate[5]	8.14	9.34	146.82
Invesco V.I. International Growth[6]	9.45	10.42	65.57
Invesco V.I. Mid Cap Core Equity[7]	9.83	10.95	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.78	9.64	28.01
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.93	10.68	39.61
PIMCO VIT All Asset Portfolio	11.19	12.38	0.00
PIMCO VIT High Yield Portfolio	10.88	12.17	1,414.65
PIMCO VIT Low Duration Portfolio	11.55	11.89	0.00
PIMCO VIT Real Return Portfolio	11.51	12.16	0.00
PIMCO VIT Total Return Portfolio	12.52	13.24	205.04
ProFund VP Asia 30	11.99	13.37	0.00
ProFund VP Banks	3.69	3.92	0.00
ProFund VP Basic Materials	9.55	12.12	267.56
ProFund VP Bear	8.95	7.20	311.46
ProFund VP Biotechnology	9.97	10.25	0.00
ProFund VP Bull	8.08	8.91	666.54
ProFund VP Consumer Goods	9.82	11.28	0.00
ProFund VP Consumer Services	8.31	9.87	54.98
ProFund VP Dow 30	8.87	9.56	0.00
ProFund VP Emerging Markets	7.82	8.41	0.00
ProFund VP Europe 30	8.25	8.29	0.00
ProFund VP Falling U.S. Dollar	9.32	8.88	0.00
ProFund VP Financials	4.72	5.13	0.00
ProFund VP Health Care	9.65	9.72	0.00
ProFund VP Industrials	7.74	9.38	0.00
ProFund VP International	6.47	6.83	0.00
ProFund VP Internet	10.07	13.34	0.00
ProFund VP Japan	5.67	5.19	0.00
ProFund VP Large-Cap Growth	8.89	9.85	45.12
ProFund VP Large-Cap Value	7.25	8.02	0.00
ProFund VP Mid-Cap	7.83	9.51	112.22
ProFund VP Mid-Cap Growth	8.58	10.78	448.02
ProFund VP Mid-Cap Value	7.91	9.33	0.00
ProFund VP Money Market	9.92	9.72	11,489.53
ProFund VP NASDAQ-100	9.83	11.37	10,062.81
ProFund VP Oil & Gas	9.33	10.75	0.00
ProFund VP Pharmaceuticals	9.83	9.66	0.00
ProFund VP Precious Metals	9.28	12.07	207.70
ProFund VP Real Estate	6.75	8.24	191.39
ProFund VP Rising Rates Opportunity	6.73	5.53	2,194.63
ProFund VP Semiconductor	7.48	8.23	0.00
ProFund VP Short Dow 30	7.92	6.05	0.00
ProFund VP Short Emerging Markets	6.41	5.12	0.00
ProFund VP Short International	9.42	7.87	0.00
ProFund VP Short Mid-Cap	7.89	5.73	0.00
ProFund VP Short NASDAQ-100	7.16	5.52	252.62
ProFund VP Short Small-Cap	8.02	5.58	227.68
ProFund VP Small-Cap	7.50	9.16	115.85
ProFund VP Small-Cap Growth	7.90	9.72	0.00
ProFund VP Small-Cap Value	7.39	8.83	0.00
ProFund VP Technology	9.96	10.79	0.00
ProFund VP Telecommunications	8.45	9.56	0.00
ProFund VP U.S. Government Plus	11.39	12.27	0.00
ProFund VP UltraBull	5.02	6.01	2,231.10
ProFund VP UltraMid-Cap	5.05	7.40	0.00
ProFund VP UltraNASDAQ-100	7.27	9.62	0.00
ProFund VP UltraShort Dow 30	7.19	4.66	129.81
ProFund VP UltraShort NASDAQ-100	6.14	3.54	1,774.26
ProFund VP UltraSmall-Cap	3.84	5.57	0.00
ProFund VP Utilities	9.81	10.17	48.44
Rydex VT Dow 2x Strategy Fund	30.81	37.57	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.47	4.42	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.23	9.69	0.00
Rydex VT S&P 500 2x Strategy Fund	4.98	6.12	0.00
Rydex VT U.S. Government Money Market Fund	9.49	9.29	0.00
UIF Emerging Markets Debt Portfolio[10]	11.82	12.69	0.00
UIF Emerging Markets Equity Portfolio[11]	10.70	12.46	54.31
UIF Mid Cap Growth Portfolio[12]	9.50	12.29	604.60
UIF U.S. Real Estate Portfolio[13]	7.62	9.66	111.58
Van Eck VIP Global Hard Assets Fund[14]	11.32	14.26	152.02

1Formerly Chariot Absolute Return Currency Portfolio                                        8Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio         10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                             11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                  12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                              13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                            14Formerly Van Eck Worldwide Hard Assets Fund

Table 9 – 2.20% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 1.45% M&E and Estate Planning Rider

Base Contract with 1.45% M&E and GMDB with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E and GMDB with 6% Roll-Up

Base Contract with 1.20% M&E and GMDB with Annual Step-Up and 6% Roll-Up

Access VP High Yield	11.08	12.61	0.00
Adaptive Allocation Portfolio	9.06	10.38	0.00
Alger Small Cap Growth Portfolio	17.88	21.91	0.00
American Century VP Income & Growth Fund	11.50	12.80	0.00
American Century VP International Fund	14.82	16.40	0.00
American Century VP Large Company Value Fund	8.39	9.09	0.00
American Century VP Mid Cap Value Fund	11.25	13.10	0.00
American Century VP Ultra Fund	8.35	9.47	39,920.00
Chariot Absolute Return All Opportunities[1]	9.78	9.61	1,283.49
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.23	6.84	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.79	9.84	0.00
Direxion Dynamic HY Bond Fund	9.21	9.37	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.21	10.32	0.00
Dreyfus VIF Appreciation Portfolio	9.55	10.75	0.00
Dreyfus VIF International Value Portfolio	8.39	8.55	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.63	9.72	0.00
Invesco V.I. Basic Value[4]	7.13	7.46	0.00
Invesco V.I. Global Real Estate[5]	8.12	9.32	0.00
Invesco V.I. International Growth[6]	9.44	10.40	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.82	10.93	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.76	9.62	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.92	10.66	0.00
PIMCO VIT All Asset Portfolio	11.17	12.35	0.00
PIMCO VIT High Yield Portfolio	10.86	12.14	32,597.08
PIMCO VIT Low Duration Portfolio	11.53	11.86	11,788.42
PIMCO VIT Real Return Portfolio	11.49	12.14	0.00
PIMCO VIT Total Return Portfolio	12.50	13.21	0.00
ProFund VP Asia 30	11.97	13.34	0.00
ProFund VP Banks	3.69	3.91	0.00
ProFund VP Basic Materials	9.53	12.09	0.00
ProFund VP Bear	8.94	7.18	0.00
ProFund VP Biotechnology	9.95	10.23	0.00
ProFund VP Bull	8.07	8.89	104.05
ProFund VP Consumer Goods	9.80	11.25	0.00
ProFund VP Consumer Services	8.30	9.85	0.00
ProFund VP Dow 30	8.85	9.54	0.00
ProFund VP Emerging Markets	7.82	8.39	56.35
ProFund VP Europe 30	8.24	8.27	0.00
ProFund VP Falling U.S. Dollar	9.31	8.87	0.00
ProFund VP Financials	4.72	5.12	0.00
ProFund VP Health Care	9.64	9.70	0.00
ProFund VP Industrials	7.73	9.35	0.00
ProFund VP International	6.47	6.82	0.00
ProFund VP Internet	10.05	13.31	0.00
ProFund VP Japan	5.66	5.18	0.00
ProFund VP Large-Cap Growth	8.88	9.83	0.00
ProFund VP Large-Cap Value	7.24	8.00	0.00
ProFund VP Mid-Cap	7.83	9.50	0.00
ProFund VP Mid-Cap Growth	8.56	10.75	0.00
ProFund VP Mid-Cap Value	7.90	9.31	0.00
ProFund VP Money Market	9.91	9.69	508.97
ProFund VP NASDAQ-100	9.81	11.35	0.00
ProFund VP Oil & Gas	9.31	10.72	0.00
ProFund VP Pharmaceuticals	9.81	9.64	0.00
ProFund VP Precious Metals	9.26	12.04	0.00
ProFund VP Real Estate	6.74	8.22	0.00
ProFund VP Rising Rates Opportunity	6.71	5.52	0.00
ProFund VP Semiconductor	7.46	8.21	0.00
ProFund VP Short Dow 30	7.90	6.04	0.00
ProFund VP Short Emerging Markets	6.41	5.11	0.00
ProFund VP Short International	9.41	7.86	0.00
ProFund VP Short Mid-Cap	7.88	5.72	0.00
ProFund VP Short NASDAQ-100	7.14	5.51	0.00
ProFund VP Short Small-Cap	8.01	5.57	0.00
ProFund VP Small-Cap	7.48	9.14	0.00
ProFund VP Small-Cap Growth	7.89	9.70	0.00
ProFund VP Small-Cap Value	7.38	8.81	0.00
ProFund VP Technology	9.94	10.77	0.00
ProFund VP Telecommunications	8.43	9.54	0.00
ProFund VP U.S. Government Plus	11.36	12.24	0.00
ProFund VP UltraBull	5.01	5.99	394.79
ProFund VP UltraMid-Cap	5.05	7.39	0.00
ProFund VP UltraNASDAQ-100	7.25	9.59	52.64
ProFund VP UltraShort Dow 30	7.18	4.66	0.00
ProFund VP UltraShort NASDAQ-100	6.13	3.54	313.45
ProFund VP UltraSmall-Cap	3.83	5.56	0.00
ProFund VP Utilities	9.79	10.15	0.00
Rydex VT Dow 2x Strategy Fund	30.75	37.48	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.46	4.41	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.22	9.67	0.00
Rydex VT S&P 500 2x Strategy Fund	4.97	6.10	0.00
Rydex VT U.S. Government Money Market Fund	9.54	9.33	0.00
UIF Emerging Markets Debt Portfolio[10]	11.79	12.66	0.00
UIF Emerging Markets Equity Portfolio[11]	10.68	12.43	8,907.07
UIF Mid Cap Growth Portfolio[12]	9.48	12.27	0.00
UIF U.S. Real Estate Portfolio[13]	7.61	9.64	0.00
Van Eck VIP Global Hard Assets Fund[14]	11.30	14.23	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio         10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                             11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                  12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                              13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                            14Formerly Van Eck Worldwide Hard Assets Fund

Table 10 – 2.25% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010
Base Contract with 1.30% M&E and 3% Extra Credit Rider
Access VP High Yield	11.06	12.58	675.03
Adaptive Allocation Portfolio	9.05	10.36	0.00
Alger Small Cap Growth Portfolio	13.48	16.52	0.00
American Century VP Income & Growth Fund	9.24	10.28	0.00
American Century VP International Fund	12.43	13.75	0.00
American Century VP Large Company Value Fund	8.37	9.06	0.00
American Century VP Mid Cap Value Fund	11.23	13.06	0.00
American Century VP Ultra Fund	8.33	9.44	0.00
Chariot Absolute Return All Opportunities[1]	9.78	9.61	56,876.51
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.22	6.83	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.77	9.82	0.00
Direxion Dynamic HY Bond Fund	9.20	9.35	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.19	10.30	0.00
Dreyfus VIF Appreciation Portfolio	9.54	10.73	16,959.82
Dreyfus VIF International Value Portfolio	8.37	8.53	2,524.05
Goldman Sachs VIT Structured Small Cap Equity Fund	7.61	9.69	0.00
Invesco V.I. Basic Value[4]	7.12	7.44	0.00
Invesco V.I. Global Real Estate[5]	8.11	9.30	0.00
Invesco V.I. International Growth[6]	9.42	10.37	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.80	10.90	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.75	9.59	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.90	10.63	0.00
PIMCO VIT All Asset Portfolio	11.15	12.32	8,833.02
PIMCO VIT High Yield Portfolio	10.84	12.12	8,908.54
PIMCO VIT Low Duration Portfolio	11.51	11.84	27,617.15
PIMCO VIT Real Return Portfolio	11.47	12.11	1,572.90
PIMCO VIT Total Return Portfolio	12.48	13.18	11,476.06
ProFund VP Asia 30	11.95	13.31	0.00
ProFund VP Banks	3.68	3.90	0.00
ProFund VP Basic Materials	9.51	12.07	0.00
ProFund VP Bear	8.92	7.17	0.00
ProFund VP Biotechnology	9.93	10.21	0.00
ProFund VP Bull	8.05	8.86	2,481.48
ProFund VP Consumer Goods	9.79	11.23	0.00
ProFund VP Consumer Services	8.28	9.83	3,503.22
ProFund VP Dow 30	8.83	9.52	0.00
ProFund VP Emerging Markets	7.81	8.38	0.00
ProFund VP Europe 30	8.22	8.25	0.00
ProFund VP Falling U.S. Dollar	9.30	8.86	0.00
ProFund VP Financials	4.71	5.11	0.00
ProFund VP Health Care	9.62	9.67	0.00
ProFund VP Industrials	7.71	9.33	0.00
ProFund VP International	6.46	6.81	0.00
ProFund VP Internet	10.04	13.27	0.00
ProFund VP Japan	5.65	5.17	0.00
ProFund VP Large-Cap Growth	8.86	9.80	0.00
ProFund VP Large-Cap Value	7.23	7.98	0.00
ProFund VP Mid-Cap	7.82	9.48	0.00
ProFund VP Mid-Cap Growth	8.54	10.73	0.00
ProFund VP Mid-Cap Value	7.89	9.29	0.00
ProFund VP Money Market	9.89	9.67	25,124.92
ProFund VP NASDAQ-100	9.79	11.32	15,338.55
ProFund VP Oil & Gas	9.29	10.70	0.00
ProFund VP Pharmaceuticals	9.79	9.62	0.00
ProFund VP Precious Metals	9.25	12.02	971.69
ProFund VP Real Estate	6.73	8.20	1,932.95
ProFund VP Rising Rates Opportunity	6.70	5.50	6,800.62
ProFund VP Semiconductor	7.45	8.19	0.00
ProFund VP Short Dow 30	7.89	6.03	0.00
ProFund VP Short Emerging Markets	6.40	5.11	0.00
ProFund VP Short International	9.40	7.84	0.00
ProFund VP Short Mid-Cap	7.87	5.70	0.00
ProFund VP Short NASDAQ-100	7.13	5.50	0.00
ProFund VP Short Small-Cap	7.99	5.55	0.00
ProFund VP Small-Cap	7.47	9.11	0.00
ProFund VP Small-Cap Growth	7.87	9.68	0.00
ProFund VP Small-Cap Value	7.37	8.79	0.00
ProFund VP Technology	9.92	10.74	0.00
ProFund VP Telecommunications	8.41	9.52	0.00
ProFund VP U.S. Government Plus	11.34	12.21	0.00
ProFund VP UltraBull	5.01	5.98	13,080.72
ProFund VP UltraMid-Cap	5.04	7.37	0.00
ProFund VP UltraNASDAQ-100	7.24	9.57	0.00
ProFund VP UltraShort Dow 30	7.18	4.65	0.00
ProFund VP UltraShort NASDAQ-100	6.13	3.53	10,377.30
ProFund VP UltraSmall-Cap	3.82	5.55	0.00
ProFund VP Utilities	9.77	10.12	3,044.67
Rydex VT Dow 2x Strategy Fund	30.70	37.39	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.45	4.40	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.21	9.65	0.00
Rydex VT S&P 500 2x Strategy Fund	4.96	6.09	0.00
Rydex VT U.S. Government Money Market Fund	9.42	9.21	0.00
UIF Emerging Markets Debt Portfolio[10]	11.77	12.63	0.00
UIF Emerging Markets Equity Portfolio[11]	10.66	12.40	0.00
UIF Mid Cap Growth Portfolio[12]	9.46	12.24	256.54
UIF U.S. Real Estate Portfolio[13]	7.59	9.62	0.00
Van Eck VIP Global Hard Assets Fund[14]	11.28	14.20	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio         10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                             11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                  12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                              13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                            14Formerly Van Eck Worldwide Hard Assets Fund

Table 11 – 2.30% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010
Base Contract with 1.20% M&E and 4% Extra Credit Rider Base Contract with 1.30% M&E and GMDB Rider with Annual Step-Up and 6% Roll-Up
Access VP High Yield	11.04	12.55	829.94
Adaptive Allocation Portfolio	9.03	10.35	0.00
Alger Small Cap Growth Portfolio	13.43	16.44	0.00
American Century VP Income & Growth Fund	9.20	10.24	0.00
American Century VP International Fund	12.38	13.69	0.00
American Century VP Large Company Value Fund	8.34	9.04	0.00
American Century VP Mid Cap Value Fund	11.20	13.02	0.00
American Century VP Ultra Fund	8.31	9.41	0.00
Chariot Absolute Return All Opportunities[1]	9.77	9.60	4,934.63
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.21	6.81	341.56
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.76	9.80	0.00
Direxion Dynamic HY Bond Fund	9.18	9.33	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.18	10.27	0.00
Dreyfus VIF Appreciation Portfolio	9.52	10.70	5,057.88
Dreyfus VIF International Value Portfolio	8.35	8.51	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.59	9.66	830.62
Invesco V.I. Basic Value[4]	7.10	7.43	0.00
Invesco V.I. Global Real Estate[5]	8.09	9.27	124.53
Invesco V.I. International Growth[6]	9.40	10.35	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.78	10.87	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.73	9.57	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.89	10.61	0.00
PIMCO VIT All Asset Portfolio	11.13	12.29	0.00
PIMCO VIT High Yield Portfolio	10.82	12.09	812.97
PIMCO VIT Low Duration Portfolio	11.49	11.81	0.00
PIMCO VIT Real Return Portfolio	11.45	12.08	0.00
PIMCO VIT Total Return Portfolio	12.46	13.15	220.52
ProFund VP Asia 30	11.92	13.27	0.00
ProFund VP Banks	3.67	3.89	0.00
ProFund VP Basic Materials	9.50	12.04	287.75
ProFund VP Bear	8.90	7.15	0.00
ProFund VP Biotechnology	9.91	10.18	0.00
ProFund VP Bull	8.04	8.84	231.53
ProFund VP Consumer Goods	9.77	11.20	0.00
ProFund VP Consumer Services	8.27	9.81	0.00
ProFund VP Dow 30	8.82	9.50	0.00
ProFund VP Emerging Markets	7.80	8.37	0.00
ProFund VP Europe 30	8.21	8.23	0.00
ProFund VP Falling U.S. Dollar	9.29	8.84	0.00
ProFund VP Financials	4.70	5.09	0.00
ProFund VP Health Care	9.60	9.65	0.00
ProFund VP Industrials	7.70	9.31	0.00
ProFund VP International	6.45	6.80	0.00
ProFund VP Internet	10.02	13.24	0.00
ProFund VP Japan	5.64	5.15	0.00
ProFund VP Large-Cap Growth	8.84	9.78	0.00
ProFund VP Large-Cap Value	7.21	7.96	0.00
ProFund VP Mid-Cap	7.81	9.47	0.00
ProFund VP Mid-Cap Growth	8.53	10.70	481.83
ProFund VP Mid-Cap Value	7.87	9.27	0.00
ProFund VP Money Market	9.87	9.65	2,126.83
ProFund VP NASDAQ-100	9.77	11.29	4,794.47
ProFund VP Oil & Gas	9.27	10.67	0.00
ProFund VP Pharmaceuticals	9.77	9.60	0.00
ProFund VP Precious Metals	9.23	11.99	194.37
ProFund VP Real Estate	6.71	8.18	140.59
ProFund VP Rising Rates Opportunity	6.69	5.49	0.00
ProFund VP Semiconductor	7.44	8.17	0.00
ProFund VP Short Dow 30	7.87	6.01	0.00
ProFund VP Short Emerging Markets	6.39	5.10	0.00
ProFund VP Short International	9.39	7.83	0.00
ProFund VP Short Mid-Cap	7.85	5.69	0.00
ProFund VP Short NASDAQ-100	7.12	5.48	0.00
ProFund VP Short Small-Cap	7.98	5.54	0.00
ProFund VP Small-Cap	7.46	9.09	0.00
ProFund VP Small-Cap Growth	7.86	9.66	0.00
ProFund VP Small-Cap Value	7.35	8.77	0.00
ProFund VP Technology	9.90	10.71	0.00
ProFund VP Telecommunications	8.40	9.50	0.00
ProFund VP U.S. Government Plus	11.32	12.18	0.00
ProFund VP UltraBull	5.00	5.96	1,848.45
ProFund VP UltraMid-Cap	5.03	7.35	0.00
ProFund VP UltraNASDAQ-100	7.23	9.55	0.00
ProFund VP UltraShort Dow 30	7.17	4.64	0.00
ProFund VP UltraShort NASDAQ-100	6.12	3.53	1,465.21
ProFund VP UltraSmall-Cap	3.81	5.53	0.00
ProFund VP Utilities	9.75	10.10	0.00
Rydex VT Dow 2x Strategy Fund	30.64	37.31	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.44	4.39	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.19	9.62	0.00
Rydex VT S&P 500 2x Strategy Fund	4.95	6.07	0.00
Rydex VT U.S. Government Money Market Fund	9.38	9.17	0.00
UIF Emerging Markets Debt Portfolio[10]	11.75	12.60	0.00
UIF Emerging Markets Equity Portfolio[11]	10.64	12.37	0.00
UIF Mid Cap Growth Portfolio[12]	9.44	12.21	611.35
UIF U.S. Real Estate Portfolio[13]	7.58	9.59	120.00
Van Eck VIP Global Hard Assets Fund[14]	11.26	14.16	163.50

1Formerly Chariot Absolute Return Currency Portfolio                                        8Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio         10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                             11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                  12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                              13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                            14Formerly Van Eck Worldwide Hard Assets Fund

Table 12 – 2.35% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010
Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up Base Contract with 1.45% M&E and GMDB Rider with 6% Roll-Up
Access VP High Yield	11.02	12.52	14,678.24
Adaptive Allocation Portfolio	9.02	10.33	39,717.26
Alger Small Cap Growth Portfolio	10.60	12.98	0.00
American Century VP Income & Growth Fund	8.23	9.16	3,592.72
American Century VP International Fund	10.56	11.67	1,932.29
American Century VP Large Company Value Fund	8.24	8.92	467.14
American Century VP Mid Cap Value Fund	10.65	12.38	0.00
American Century VP Ultra Fund	8.54	9.66	0.00
Chariot Absolute Return All Opportunities[1]	9.77	9.59	76,897.41
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.20	6.79	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.74	9.77	0.00
Direxion Dynamic HY Bond Fund	9.16	9.31	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.16	10.25	0.00
Dreyfus VIF Appreciation Portfolio	9.50	10.68	12,084.56
Dreyfus VIF International Value Portfolio	8.34	8.49	1,086.17
Goldman Sachs VIT Structured Small Cap Equity Fund	7.24	9.20	1,099.74
Invesco V.I. Basic Value[4]	7.09	7.41	0.00
Invesco V.I. Global Real Estate[5]	8.08	9.25	642.42
Invesco V.I. International Growth[6]	9.39	10.32	540.34
Invesco V.I. Mid Cap Core Equity[7]	9.76	10.85	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.71	9.55	4,117.56
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.87	10.59	0.00
PIMCO VIT All Asset Portfolio	11.11	12.26	5,721.60
PIMCO VIT High Yield Portfolio	10.80	12.06	25,834.97
PIMCO VIT Low Duration Portfolio	11.47	11.78	15,893.18
PIMCO VIT Real Return Portfolio	11.42	12.05	2,138.58
PIMCO VIT Total Return Portfolio	12.43	13.12	13,336.24
ProFund VP Asia 30	11.90	13.24	238.58
ProFund VP Banks	3.67	3.88	0.00
ProFund VP Basic Materials	9.48	12.01	3,286.07
ProFund VP Bear	8.89	7.13	10,163.50
ProFund VP Biotechnology	9.90	10.16	1,333.53
ProFund VP Bull	8.02	8.82	9,869.88
ProFund VP Consumer Goods	9.75	11.18	512.03
ProFund VP Consumer Services	8.25	9.78	3,164.60
ProFund VP Dow 30	8.80	9.48	0.00
ProFund VP Emerging Markets	7.79	8.35	1,814.32
ProFund VP Europe 30	8.19	8.21	0.00
ProFund VP Falling U.S. Dollar	9.28	8.83	0.00
ProFund VP Financials	4.69	5.08	0.00
ProFund VP Health Care	9.58	9.63	441.95
ProFund VP Industrials	7.68	9.29	818.26
ProFund VP International	6.45	6.79	639.00
ProFund VP Internet	10.00	13.21	0.00
ProFund VP Japan	5.63	5.14	1,392.28
ProFund VP Large-Cap Growth	8.83	9.76	978.94
ProFund VP Large-Cap Value	7.20	7.94	0.00
ProFund VP Mid-Cap	7.80	9.45	3,010.92
ProFund VP Mid-Cap Growth	8.51	10.68	728.70
ProFund VP Mid-Cap Value	7.86	9.24	817.36
ProFund VP Money Market	9.85	9.62	115,487.37
ProFund VP NASDAQ-100	9.75	11.27	25,484.08
ProFund VP Oil & Gas	9.26	10.65	748.73
ProFund VP Pharmaceuticals	9.76	9.57	0.00
ProFund VP Precious Metals	9.21	11.96	22,135.01
ProFund VP Real Estate	6.70	8.16	1,797.07
ProFund VP Rising Rates Opportunity	6.68	5.48	43,286.22
ProFund VP Semiconductor	7.42	8.15	0.00
ProFund VP Short Dow 30	7.86	6.00	0.00
ProFund VP Short Emerging Markets	6.39	5.09	0.00
ProFund VP Short International	9.38	7.82	0.00
ProFund VP Short Mid-Cap	7.84	5.68	0.00
ProFund VP Short NASDAQ-100	7.10	5.47	0.00
ProFund VP Short Small-Cap	7.97	5.53	0.00
ProFund VP Small-Cap	7.44	9.07	2,113.18
ProFund VP Small-Cap Growth	7.84	9.63	828.82
ProFund VP Small-Cap Value	7.34	8.75	863.91
ProFund VP Technology	9.88	10.69	0.00
ProFund VP Telecommunications	8.38	9.47	0.00
ProFund VP U.S. Government Plus	11.30	12.15	1,888.91
ProFund VP UltraBull	4.99	5.95	19,078.58
ProFund VP UltraMid-Cap	5.02	7.34	0.00
ProFund VP UltraNASDAQ-100	7.21	9.53	0.00
ProFund VP UltraShort Dow 30	7.16	4.64	1,455.31
ProFund VP UltraShort NASDAQ-100	6.11	3.52	14,457.96
ProFund VP UltraSmall-Cap	3.81	5.52	0.00
ProFund VP Utilities	9.74	10.08	1,416.88
Rydex VT Dow 2x Strategy Fund	30.58	37.22	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.43	4.38	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.18	9.60	0.00
Rydex VT S&P 500 2x Strategy Fund	4.94	6.06	0.00
Rydex VT U.S. Government Money Market Fund	9.94	9.71	0.00
UIF Emerging Markets Debt Portfolio[10]	11.73	12.57	6,543.16
UIF Emerging Markets Equity Portfolio[11]	10.62	12.34	2,483.59
UIF Mid Cap Growth Portfolio[12]	9.43	12.18	993.96
UIF U.S. Real Estate Portfolio[13]	7.57	9.57	0.00
Van Eck VIP Global Hard Assets Fund[14]	11.24	14.13	791.78

1Formerly Chariot Absolute Return Currency Portfolio                                                             8Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                                      9Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 13 – 2.40% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010
Base Contract with 1.45% M&E and 3% Extra Credit Rider Base Contract with 1.30% M&E and 4% Extra Credit Rider Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up
Access VP High Yield	11.00	12.49	35,401.14
Adaptive Allocation Portfolio	9.01	10.31	13,009.99
Alger Small Cap Growth Portfolio	13.32	16.30	0.00
American Century VP Income & Growth Fund	9.13	10.15	0.00
American Century VP International Fund	12.29	13.57	346.82
American Century VP Large Company Value Fund	8.30	8.98	0.00
American Century VP Mid Cap Value Fund	11.14	12.94	0.00
American Century VP Ultra Fund	8.27	9.35	0.00
Chariot Absolute Return All Opportunities[1]	9.77	9.59	82,425.12
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.19	6.78	243.97
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.73	9.75	0.00
Direxion Dynamic HY Bond Fund	9.15	9.29	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.14	10.22	0.00
Dreyfus VIF Appreciation Portfolio	9.48	10.65	6,490.01
Dreyfus VIF International Value Portfolio	8.32	8.47	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.56	9.60	1,285.48
Invesco V.I. Basic Value[4]	7.08	7.39	0.00
Invesco V.I. Global Real Estate[5]	8.06	9.23	1,261.37
Invesco V.I. International Growth[6]	9.37	10.30	1,090.76
Invesco V.I. Mid Cap Core Equity[7]	9.74	10.82	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.70	9.53	2,314.88
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.85	10.56	621.16
PIMCO VIT All Asset Portfolio	11.09	12.24	1,831.57
PIMCO VIT High Yield Portfolio	10.78	12.03	10,324.95
PIMCO VIT Low Duration Portfolio	11.45	11.75	6,017.93
PIMCO VIT Real Return Portfolio	11.40	12.02	6,448.68
PIMCO VIT Total Return Portfolio	12.41	13.08	2,423.02
ProFund VP Asia 30	11.88	13.21	0.00
ProFund VP Banks	3.66	3.87	0.00
ProFund VP Basic Materials	9.46	11.98	9,081.49
ProFund VP Bear	8.87	7.12	3,919.19
ProFund VP Biotechnology	9.88	10.14	1,696.85
ProFund VP Bull	8.01	8.80	4,465.12
ProFund VP Consumer Goods	9.73	11.15	8,211.62
ProFund VP Consumer Services	8.23	9.76	9,445.93
ProFund VP Dow 30	8.79	9.45	0.00
ProFund VP Emerging Markets	7.78	8.34	3,907.85
ProFund VP Europe 30	8.18	8.19	6,457.77
ProFund VP Falling U.S. Dollar	9.27	8.82	1,758.16
ProFund VP Financials	4.68	5.07	975.49
ProFund VP Health Care	9.57	9.61	6,146.80
ProFund VP Industrials	7.67	9.27	9,059.98
ProFund VP International	6.44	6.78	7,288.25
ProFund VP Internet	9.98	13.18	1,954.46
ProFund VP Japan	5.62	5.13	12,932.76
ProFund VP Large-Cap Growth	8.81	9.74	11,191.58
ProFund VP Large-Cap Value	7.19	7.92	5,214.00
ProFund VP Mid-Cap	7.79	9.44	0.00
ProFund VP Mid-Cap Growth	8.50	10.65	20,444.38
ProFund VP Mid-Cap Value	7.84	9.22	7,592.32
ProFund VP Money Market	9.83	9.60	132,527.88
ProFund VP NASDAQ-100	9.74	11.24	18,809.71
ProFund VP Oil & Gas	9.24	10.62	6,820.54
ProFund VP Pharmaceuticals	9.74	9.55	1,053.28
ProFund VP Precious Metals	9.19	11.93	10,792.06
ProFund VP Real Estate	6.69	8.14	1,055.89
ProFund VP Rising Rates Opportunity	6.67	5.46	19,590.20
ProFund VP Semiconductor	7.41	8.13	2,158.98
ProFund VP Short Dow 30	7.84	5.98	0.00
ProFund VP Short Emerging Markets	6.38	5.08	11,617.86
ProFund VP Short International	9.38	7.81	0.00
ProFund VP Short Mid-Cap	7.82	5.66	0.00
ProFund VP Short NASDAQ-100	7.09	5.46	0.00
ProFund VP Short Small-Cap	7.95	5.52	0.00
ProFund VP Small-Cap	7.43	9.05	0.00
ProFund VP Small-Cap Growth	7.83	9.61	9,736.01
ProFund VP Small-Cap Value	7.33	8.73	8,273.20
ProFund VP Technology	9.87	10.67	1,557.35
ProFund VP Telecommunications	8.37	9.45	0.00
ProFund VP U.S. Government Plus	11.28	12.13	8,262.79
ProFund VP UltraBull	4.98	5.94	23,181.52
ProFund VP UltraMid-Cap	5.01	7.32	579.32
ProFund VP UltraNASDAQ-100	7.20	9.50	0.00
ProFund VP UltraShort Dow 30	7.15	4.63	409.62
ProFund VP UltraShort NASDAQ-100	6.11	3.52	17,893.23
ProFund VP UltraSmall-Cap	3.80	5.51	0.00
ProFund VP Utilities	9.72	10.05	778.22
Rydex VT Dow 2x Strategy Fund	30.53	37.13	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.42	4.37	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.17	9.58	0.00
Rydex VT S&P 500 2x Strategy Fund	4.94	6.05	0.00
Rydex VT U.S. Government Money Market Fund	9.31	9.09	0.00
UIF Emerging Markets Debt Portfolio[10]	11.71	12.54	3,412.62
UIF Emerging Markets Equity Portfolio[11]	10.60	12.31	836.96
UIF Mid Cap Growth Portfolio[12]	9.41	12.15	1,978.52
UIF U.S. Real Estate Portfolio[13]	7.55	9.55	1,267.11
Van Eck VIP Global Hard Assets Fund[14]	11.22	14.10	1,379.90

1Formerly Chariot Absolute Return Currency Portfolio                                        8Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio         10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                             11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                  12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                              13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                            14Formerly Van Eck Worldwide Hard Assets Fund

Table 14– 2.45% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 1.20% M&E; 3% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.20% M&E and 5% Extra Credit Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.45% M&E and GMDB Rider with Annual Step-Up and 6% Roll-Up

Access VP High Yield	10.98	12.46	5,500.96
Adaptive Allocation Portfolio	9.00	10.29	736.31
Alger Small Cap Growth Portfolio	11.75	14.36	0.00
American Century VP Income & Growth Fund	8.52	9.46	1,225.19
American Century VP International Fund	11.21	12.37	0.00
American Century VP Large Company Value Fund	8.28	8.95	0.00
American Century VP Mid Cap Value Fund	11.11	12.90	0.00
American Century VP Ultra Fund	8.25	9.32	0.00
Chariot Absolute Return All Opportunities[1]	9.77	9.58	30,830.32
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.17	6.76	1,526.98
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.71	9.73	1,336.36
Direxion Dynamic HY Bond Fund	9.13	9.26	7,183.06
Dreyfus Socially Responsible Growth Fund, Inc.	9.13	10.20	0.00
Dreyfus VIF Appreciation Portfolio	9.47	10.63	0.00
Dreyfus VIF International Value Portfolio	8.31	8.45	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.54	9.57	0.00
Invesco V.I. Basic Value[4]	7.07	7.37	0.00
Invesco V.I. Global Real Estate[5]	8.05	9.21	1,195.51
Invesco V.I. International Growth[6]	9.35	10.28	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.73	10.80	1,387.18
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.68	9.50	1,363.62
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.84	10.54	0.00
PIMCO VIT All Asset Portfolio	11.07	12.21	26,479.76
PIMCO VIT High Yield Portfolio	10.76	12.00	11,366.35
PIMCO VIT Low Duration Portfolio	11.42	11.73	25,122.87
PIMCO VIT Real Return Portfolio	11.38	12.00	5,889.03
PIMCO VIT Total Return Portfolio	12.39	13.05	4,814.46
ProFund VP Asia 30	11.86	13.18	0.00
ProFund VP Banks	3.65	3.86	767.60
ProFund VP Basic Materials	9.45	11.95	0.00
ProFund VP Bear	8.85	7.10	0.00
ProFund VP Biotechnology	9.86	10.11	0.00
ProFund VP Bull	7.99	8.78	3,002.13
ProFund VP Consumer Goods	9.71	11.12	0.00
ProFund VP Consumer Services	8.22	9.74	247.88
ProFund VP Dow 30	8.77	9.43	0.00
ProFund VP Emerging Markets	7.78	8.33	0.00
ProFund VP Europe 30	8.16	8.17	0.00
ProFund VP Falling U.S. Dollar	9.26	8.80	0.00
ProFund VP Financials	4.67	5.06	0.00
ProFund VP Health Care	9.55	9.58	0.00
ProFund VP Industrials	7.66	9.24	0.00
ProFund VP International	6.43	6.77	0.00
ProFund VP Internet	9.96	13.15	0.00
ProFund VP Japan	5.61	5.12	0.00
ProFund VP Large-Cap Growth	8.79	9.71	0.00
ProFund VP Large-Cap Value	7.17	7.90	0.00
ProFund VP Mid-Cap	7.78	9.42	0.00
ProFund VP Mid-Cap Growth	8.48	10.63	0.00
ProFund VP Mid-Cap Value	7.83	9.20	0.00
ProFund VP Money Market	9.82	9.58	49,801.34
ProFund VP NASDAQ-100	9.72	11.21	4,865.72
ProFund VP Oil & Gas	9.22	10.60	0.00
ProFund VP Pharmaceuticals	9.72	9.53	0.00
ProFund VP Precious Metals	9.18	11.90	92.58
ProFund VP Real Estate	6.68	8.13	273.60
ProFund VP Rising Rates Opportunity	6.65	5.45	10,034.04
ProFund VP Semiconductor	7.40	8.11	0.00
ProFund VP Short Dow 30	7.83	5.97	0.00
ProFund VP Short Emerging Markets	6.37	5.07	2,823.08
ProFund VP Short International	9.37	7.80	0.00
ProFund VP Short Mid-Cap	7.81	5.65	0.00
ProFund VP Short NASDAQ-100	7.08	5.44	0.00
ProFund VP Short Small-Cap	7.94	5.50	0.00
ProFund VP Small-Cap	7.42	9.03	0.00
ProFund VP Small-Cap Growth	7.81	9.59	0.00
ProFund VP Small-Cap Value	7.31	8.71	0.00
ProFund VP Technology	9.85	10.64	0.00
ProFund VP Telecommunications	8.35	9.43	0.00
ProFund VP U.S. Government Plus	11.26	12.10	0.00
ProFund VP UltraBull	4.97	5.92	14,102.15
ProFund VP UltraMid-Cap	5.00	7.30	0.00
ProFund VP UltraNASDAQ-100	7.19	9.48	0.00
ProFund VP UltraShort Dow 30	7.15	4.62	0.00
ProFund VP UltraShort NASDAQ-100	6.10	3.51	11,154.66
ProFund VP UltraSmall-Cap	3.79	5.49	0.00
ProFund VP Utilities	9.70	10.03	215.30
Rydex VT Dow 2x Strategy Fund	30.47	37.05	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.40	4.36	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.15	9.56	0.00
Rydex VT S&P 500 2x Strategy Fund	4.93	6.03	1,268.53
Rydex VT U.S. Government Money Market Fund	9.83	9.60	0.00
UIF Emerging Markets Debt Portfolio[10]	11.69	12.51	0.00
UIF Emerging Markets Equity Portfolio[11]	10.58	12.28	0.00
UIF Mid Cap Growth Portfolio[12]	9.39	12.12	0.00
UIF U.S. Real Estate Portfolio[13]	7.54	9.53	0.00
Van Eck VIP Global Hard Assets Fund[14]	11.20	14.06	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio         10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                             11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                  12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                              13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                            14Formerly Van Eck Worldwide Hard Assets Fund

Table 15– 2.50% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010
Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up
Access VP High Yield	10.96	12.44	14,771.51
Adaptive Allocation Portfolio	8.99	10.27	72,233.01
Alger Small Cap Growth Portfolio	13.22	16.15	0.00
American Century VP Income & Growth Fund	9.06	10.06	904.33
American Century VP International Fund	12.19	13.45	244.55
American Century VP Large Company Value Fund	8.26	8.93	0.00
American Century VP Mid Cap Value Fund	11.09	12.87	471.34
American Century VP Ultra Fund	8.23	9.30	0.00
Chariot Absolute Return All Opportunities[1]	9.77	9.57	112,228.79
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.16	6.75	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.69	9.70	0.00
Direxion Dynamic HY Bond Fund	9.11	9.24	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.11	10.18	0.00
Dreyfus VIF Appreciation Portfolio	9.45	10.60	6,424.24
Dreyfus VIF International Value Portfolio	8.29	8.43	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.52	9.54	460.71
Invesco V.I. Basic Value[4]	7.05	7.36	691.49
Invesco V.I. Global Real Estate[5]	8.03	9.19	0.00
Invesco V.I. International Growth[6]	9.33	10.25	98.39
Invesco V.I. Mid Cap Core Equity[7]	9.71	10.77	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.67	9.48	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.82	10.51	100.26
PIMCO VIT All Asset Portfolio	11.05	12.18	10,062.54
PIMCO VIT High Yield Portfolio	10.74	11.98	23,587.16
PIMCO VIT Low Duration Portfolio	11.40	11.70	9,788.33
PIMCO VIT Real Return Portfolio	11.36	11.97	1,995.58
PIMCO VIT Total Return Portfolio	12.36	13.02	7,333.49
ProFund VP Asia 30	11.84	13.15	222.79
ProFund VP Banks	3.65	3.85	0.00
ProFund VP Basic Materials	9.43	11.93	2,027.67
ProFund VP Bear	8.84	7.08	4,584.80
ProFund VP Biotechnology	9.84	10.09	878.19
ProFund VP Bull	7.98	8.76	9,765.45
ProFund VP Consumer Goods	9.70	11.10	7,111.07
ProFund VP Consumer Services	8.20	9.71	4,674.02
ProFund VP Dow 30	8.75	9.41	0.00
ProFund VP Emerging Markets	7.77	8.32	6,167.59
ProFund VP Europe 30	8.15	8.15	1,226.99
ProFund VP Falling U.S. Dollar	9.25	8.79	0.00
ProFund VP Financials	4.66	5.05	0.00
ProFund VP Health Care	9.53	9.56	7,645.06
ProFund VP Industrials	7.64	9.22	1,345.43
ProFund VP International	6.43	6.76	1,464.60
ProFund VP Internet	9.94	13.12	1,315.97
ProFund VP Japan	5.60	5.11	1,464.60
ProFund VP Large-Cap Growth	8.78	9.69	2,030.96
ProFund VP Large-Cap Value	7.16	7.89	1,025.48
ProFund VP Mid-Cap	7.78	9.41	1,198.69
ProFund VP Mid-Cap Growth	8.47	10.60	2,789.14
ProFund VP Mid-Cap Value	7.81	9.18	1,041.68
ProFund VP Money Market	9.80	9.56	159,346.26
ProFund VP NASDAQ-100	9.70	11.19	18,659.67
ProFund VP Oil & Gas	9.21	10.57	2,119.35
ProFund VP Pharmaceuticals	9.70	9.51	0.00
ProFund VP Precious Metals	9.16	11.88	13,901.03
ProFund VP Real Estate	6.67	8.11	4,419.01
ProFund VP Rising Rates Opportunity	6.64	5.44	26,923.87
ProFund VP Semiconductor	7.38	8.09	0.00
ProFund VP Short Dow 30	7.82	5.96	0.00
ProFund VP Short Emerging Markets	6.37	5.07	13,634.76
ProFund VP Short International	9.36	7.78	0.00
ProFund VP Short Mid-Cap	7.79	5.64	0.00
ProFund VP Short NASDAQ-100	7.07	5.43	0.00
ProFund VP Short Small-Cap	7.92	5.49	0.00
ProFund VP Small-Cap	7.40	9.01	1,154.62
ProFund VP Small-Cap Growth	7.80	9.57	1,502.15
ProFund VP Small-Cap Value	7.30	8.69	928.28
ProFund VP Technology	9.83	10.62	434.43
ProFund VP Telecommunications	8.34	9.41	0.00
ProFund VP U.S. Government Plus	11.24	12.07	1,962.65
ProFund VP UltraBull	4.96	5.91	42,398.30
ProFund VP UltraMid-Cap	4.99	7.28	1,376.60
ProFund VP UltraNASDAQ-100	7.17	9.46	2,270.10
ProFund VP UltraShort Dow 30	7.14	4.61	0.00
ProFund VP UltraShort NASDAQ-100	6.10	3.51	34,073.68
ProFund VP UltraSmall-Cap	3.79	5.48	1,295.83
ProFund VP Utilities	9.68	10.01	3,372.10
Rydex VT Dow 2x Strategy Fund	30.42	36.96	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.39	4.35	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.14	9.53	0.00
Rydex VT S&P 500 2x Strategy Fund	4.92	6.02	0.00
Rydex VT U.S. Government Money Market Fund	9.24	9.01	0.00
UIF Emerging Markets Debt Portfolio[10]	11.66	12.48	1,391.56
UIF Emerging Markets Equity Portfolio[11]	10.56	12.26	1,430.44
UIF Mid Cap Growth Portfolio[12]	9.37	12.09	1,484.83
UIF U.S. Real Estate Portfolio[13]	7.52	9.51	77.05
Van Eck VIP Global Hard Assets Fund[14]	11.18	14.03	764.53

1Formerly Chariot Absolute Return Currency Portfolio                                        8Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio         10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                             11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                  12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                              13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                            14Formerly Van Eck Worldwide Hard Assets Fund

Table 16 – 2.55% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E and 5% Extra Credit Rider

Base Contract with 1.45% M&E and 4% Extra Credit Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider and Estate Planning Rider

Access VP High Yield	10.94	12.41	1,757.14
Adaptive Allocation Portfolio	8.98	10.25	0.00
Alger Small Cap Growth Portfolio	17.43	21.29	0.00
American Century VP Income & Growth Fund	11.21	12.44	0.00
American Century VP International Fund	14.45	15.94	208.55
American Century VP Large Company Value Fund	8.24	8.90	279.81
American Century VP Mid Cap Value Fund	11.06	12.83	0.00
American Century VP Ultra Fund	8.21	9.27	0.00
Chariot Absolute Return All Opportunities[1]	9.76	9.57	23,372.82
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.15	6.73	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.68	9.68	0.00
Direxion Dynamic HY Bond Fund	9.10	9.22	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.09	10.15	0.00
Dreyfus VIF Appreciation Portfolio	9.43	10.58	2,607.06
Dreyfus VIF International Value Portfolio	8.28	8.41	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.50	9.51	2,596.22
Invesco V.I. Basic Value[4]	7.04	7.34	0.00
Invesco V.I. Global Real Estate[5]	8.02	9.17	0.00
Invesco V.I. International Growth[6]	9.32	10.23	2,335.16
Invesco V.I. Mid Cap Core Equity[7]	9.69	10.75	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.65	9.46	465.50
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.80	10.49	0.00
PIMCO VIT All Asset Portfolio	11.03	12.15	1,786.91
PIMCO VIT High Yield Portfolio	10.72	11.95	1,906.71
PIMCO VIT Low Duration Portfolio	11.38	11.67	1,053.12
PIMCO VIT Real Return Portfolio	11.34	11.94	218.64
PIMCO VIT Total Return Portfolio	12.34	12.99	1,078.98
ProFund VP Asia 30	11.82	13.12	5.77
ProFund VP Banks	3.64	3.84	0.00
ProFund VP Basic Materials	9.41	11.90	1,765.28
ProFund VP Bear	8.82	7.07	2,819.09
ProFund VP Biotechnology	9.82	10.06	2,013.37
ProFund VP Bull	7.97	8.74	1,213.42
ProFund VP Consumer Goods	9.68	11.07	1,673.33
ProFund VP Consumer Services	8.19	9.69	0.00
ProFund VP Dow 30	8.74	9.39	0.00
ProFund VP Emerging Markets	7.76	8.30	3,595.87
ProFund VP Europe 30	8.13	8.14	0.00
ProFund VP Falling U.S. Dollar	9.24	8.78	0.00
ProFund VP Financials	4.66	5.03	490.11
ProFund VP Health Care	9.51	9.54	1,956.86
ProFund VP Industrials	7.63	9.20	0.00
ProFund VP International	6.42	6.75	0.00
ProFund VP Internet	9.93	13.09	1,121.35
ProFund VP Japan	5.59	5.09	0.00
ProFund VP Large-Cap Growth	8.76	9.67	9.98
ProFund VP Large-Cap Value	7.15	7.87	0.00
ProFund VP Mid-Cap	7.77	9.39	0.00
ProFund VP Mid-Cap Growth	8.45	10.58	2,335.22
ProFund VP Mid-Cap Value	7.80	9.16	0.00
ProFund VP Money Market	9.78	9.54	18,816.10
ProFund VP NASDAQ-100	9.68	11.16	5,241.18
ProFund VP Oil & Gas	9.19	10.55	0.00
ProFund VP Pharmaceuticals	9.68	9.49	0.00
ProFund VP Precious Metals	9.14	11.85	5,497.69
ProFund VP Real Estate	6.65	8.09	368.78
ProFund VP Rising Rates Opportunity	6.63	5.43	1,694.68
ProFund VP Semiconductor	7.37	8.07	0.00
ProFund VP Short Dow 30	7.80	5.94	0.00
ProFund VP Short Emerging Markets	6.36	5.06	3,662.82
ProFund VP Short International	9.35	7.77	0.00
ProFund VP Short Mid-Cap	7.78	5.62	0.00
ProFund VP Short NASDAQ-100	7.05	5.42	0.00
ProFund VP Short Small-Cap	7.91	5.48	0.00
ProFund VP Small-Cap	7.39	8.99	0.00
ProFund VP Small-Cap Growth	7.79	9.54	0.00
ProFund VP Small-Cap Value	7.28	8.67	0.00
ProFund VP Technology	9.81	10.59	1,205.27
ProFund VP Telecommunications	8.32	9.39	0.00
ProFund VP U.S. Government Plus	11.22	12.04	246.61
ProFund VP UltraBull	4.95	5.90	9,650.51
ProFund VP UltraMid-Cap	4.98	7.27	412.06
ProFund VP UltraNASDAQ-100	7.16	9.44	0.00
ProFund VP UltraShort Dow 30	7.13	4.61	0.00
ProFund VP UltraShort NASDAQ-100	6.09	3.50	6,941.85
ProFund VP UltraSmall-Cap	3.78	5.47	0.00
ProFund VP Utilities	9.66	9.98	255.23
Rydex VT Dow 2x Strategy Fund	30.36	36.87	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.38	4.34	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.13	9.51	0.00
Rydex VT S&P 500 2x Strategy Fund	4.91	6.00	0.00
Rydex VT U.S. Government Money Market Fund	9.30	9.07	0.00
UIF Emerging Markets Debt Portfolio[10]	11.64	12.46	932.08
UIF Emerging Markets Equity Portfolio[11]	10.54	12.23	784.88
UIF Mid Cap Growth Portfolio[12]	9.36	12.07	1,197.16
UIF U.S. Real Estate Portfolio[13]	7.51	9.48	1,448.41
Van Eck VIP Global Hard Assets Fund[14]	11.16	14.00	976.21

1Formerly Chariot Absolute Return Currency Portfolio                                        8Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio         10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                             11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                  12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                              13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                            14Formerly Van Eck Worldwide Hard Assets Fund

Table 17 – 2.60% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 1.20% M&E; 4% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Access VP High Yield	10.92	12.38	1,608.83
Adaptive Allocation Portfolio	8.96	10.23	13,220.47
Alger Small Cap Growth Portfolio	10.49	12.80	0.00
American Century VP Income & Growth Fund	8.14	9.04	0.00
American Century VP International Fund	10.44	11.51	38.81
American Century VP Large Company Value Fund	8.15	8.80	0.00
American Century VP Mid Cap Value Fund	10.54	12.21	0.00
American Century VP Ultra Fund	8.44	9.53	0.00
Chariot Absolute Return All Opportunities[1]	9.76	9.56	25,296.36
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.14	6.71	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.66	9.66	0.00
Direxion Dynamic HY Bond Fund	9.08	9.20	8,537.09
Dreyfus Socially Responsible Growth Fund, Inc.	9.08	10.13	0.00
Dreyfus VIF Appreciation Portfolio	9.42	10.55	814.70
Dreyfus VIF International Value Portfolio	8.26	8.39	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.16	9.08	41.44
Invesco V.I. Basic Value[4]	7.03	7.32	0.00
Invesco V.I. Global Real Estate[5]	8.01	9.14	2,370.71
Invesco V.I. International Growth[6]	9.30	10.20	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.67	10.72	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.63	9.44	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.79	10.46	0.00
PIMCO VIT All Asset Portfolio	11.01	12.12	1,267.58
PIMCO VIT High Yield Portfolio	10.70	11.92	10,513.21
PIMCO VIT Low Duration Portfolio	11.36	11.64	99.73
PIMCO VIT Real Return Portfolio	11.32	11.91	174.28
PIMCO VIT Total Return Portfolio	12.32	12.96	223.82
ProFund VP Asia 30	11.79	13.09	14.09
ProFund VP Banks	3.63	3.84	0.00
ProFund VP Basic Materials	9.39	11.87	333.80
ProFund VP Bear	8.80	7.05	0.00
ProFund VP Biotechnology	9.81	10.04	0.00
ProFund VP Bull	7.95	8.72	3,017.55
ProFund VP Consumer Goods	9.66	11.05	185.49
ProFund VP Consumer Services	8.17	9.67	1,399.87
ProFund VP Dow 30	8.72	9.36	0.00
ProFund VP Emerging Markets	7.75	8.29	201.26
ProFund VP Europe 30	8.12	8.12	0.00
ProFund VP Falling U.S. Dollar	9.23	8.76	0.00
ProFund VP Financials	4.65	5.02	0.00
ProFund VP Health Care	9.50	9.52	250.23
ProFund VP Industrials	7.61	9.18	429.59
ProFund VP International	6.41	6.74	0.00
ProFund VP Internet	9.91	13.06	146.81
ProFund VP Japan	5.58	5.08	767.38
ProFund VP Large-Cap Growth	8.75	9.65	433.80
ProFund VP Large-Cap Value	7.13	7.85	0.00
ProFund VP Mid-Cap	7.76	9.38	59.73
ProFund VP Mid-Cap Growth	8.43	10.55	373.09
ProFund VP Mid-Cap Value	7.78	9.14	431.06
ProFund VP Money Market	9.76	9.51	49,074.94
ProFund VP NASDAQ-100	9.66	11.14	3,858.81
ProFund VP Oil & Gas	9.17	10.52	378.47
ProFund VP Pharmaceuticals	9.67	9.46	0.00
ProFund VP Precious Metals	9.13	11.82	1,572.97
ProFund VP Real Estate	6.64	8.07	1,094.47
ProFund VP Rising Rates Opportunity	6.62	5.41	7,341.27
ProFund VP Semiconductor	7.35	8.06	0.00
ProFund VP Short Dow 30	7.79	5.93	0.00
ProFund VP Short Emerging Markets	6.35	5.05	405.71
ProFund VP Short International	9.34	7.76	0.00
ProFund VP Short Mid-Cap	7.77	5.61	0.00
ProFund VP Short NASDAQ-100	7.04	5.41	0.00
ProFund VP Short Small-Cap	7.89	5.46	0.00
ProFund VP Small-Cap	7.37	8.97	1,966.29
ProFund VP Small-Cap Growth	7.77	9.52	410.63
ProFund VP Small-Cap Value	7.27	8.65	450.87
ProFund VP Technology	9.79	10.57	0.00
ProFund VP Telecommunications	8.31	9.36	0.00
ProFund VP U.S. Government Plus	11.20	12.01	317.05
ProFund VP UltraBull	4.94	5.88	7,986.91
ProFund VP UltraMid-Cap	4.97	7.25	765.64
ProFund VP UltraNASDAQ-100	7.15	9.42	588.83
ProFund VP UltraShort Dow 30	7.12	4.60	0.00
ProFund VP UltraShort NASDAQ-100	6.08	3.49	5,550.20
ProFund VP UltraSmall-Cap	3.77	5.46	1,012.36
ProFund VP Utilities	9.65	9.96	862.58
Rydex VT Dow 2x Strategy Fund	30.31	36.79	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.37	4.33	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.11	9.49	0.00
Rydex VT S&P 500 2x Strategy Fund	4.90	5.99	0.00
Rydex VT U.S. Government Money Market Fund	9.84	9.59	0.00
UIF Emerging Markets Debt Portfolio[10]	11.62	12.43	0.00
UIF Emerging Markets Equity Portfolio[11]	10.53	12.20	76.17
UIF Mid Cap Growth Portfolio[12]	9.34	12.04	45.81
UIF U.S. Real Estate Portfolio[13]	7.50	9.46	98.18
Van Eck VIP Global Hard Assets Fund[14]	11.14	13.97	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio         10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                             11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                  12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                              13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                            14Formerly Van Eck Worldwide Hard Assets Fund

Table 18 – 2.65% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Access VP High Yield	10.90	12.35	0.00
Adaptive Allocation Portfolio	8.95	10.22	28,203.86
Alger Small Cap Growth Portfolio	13.06	15.94	0.00
American Century VP Income & Growth Fund	8.95	9.92	0.00
American Century VP International Fund	12.05	13.27	0.00
American Century VP Large Company Value Fund	8.20	8.85	68.25
American Century VP Mid Cap Value Fund	11.00	12.75	0.00
American Century VP Ultra Fund	8.17	9.21	0.00
Chariot Absolute Return All Opportunities[1]	9.76	9.55	41,295.51
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.13	6.70	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.65	9.64	0.00
Direxion Dynamic HY Bond Fund	9.06	9.18	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.06	10.11	0.00
Dreyfus VIF Appreciation Portfolio	9.40	10.53	1,948.22
Dreyfus VIF International Value Portfolio	8.25	8.37	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.46	9.46	63.87
Invesco V.I. Basic Value[4]	7.01	7.30	0.00
Invesco V.I. Global Real Estate[5]	7.99	9.12	34.66
Invesco V.I. International Growth[6]	9.28	10.18	88.26
Invesco V.I. Mid Cap Core Equity[7]	9.66	10.70	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.62	9.42	65.39
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.77	10.44	56.67
PIMCO VIT All Asset Portfolio	10.99	12.09	5,581.52
PIMCO VIT High Yield Portfolio	10.68	11.89	6,019.51
PIMCO VIT Low Duration Portfolio	11.34	11.62	0.00
PIMCO VIT Real Return Portfolio	11.30	11.88	0.00
PIMCO VIT Total Return Portfolio	12.30	12.93	856.48
ProFund VP Asia 30	11.77	13.06	0.00
ProFund VP Banks	3.63	3.83	0.00
ProFund VP Basic Materials	9.38	11.84	955.86
ProFund VP Bear	8.79	7.04	0.00
ProFund VP Biotechnology	9.79	10.02	0.00
ProFund VP Bull	7.94	8.70	2,554.06
ProFund VP Consumer Goods	9.64	11.02	3,701.68
ProFund VP Consumer Services	8.16	9.65	743.29
ProFund VP Dow 30	8.71	9.34	0.00
ProFund VP Emerging Markets	7.74	8.28	2,626.77
ProFund VP Europe 30	8.10	8.10	1,122.43
ProFund VP Falling U.S. Dollar	9.22	8.75	0.00
ProFund VP Financials	4.64	5.01	0.00
ProFund VP Health Care	9.48	9.49	3,709.79
ProFund VP Industrials	7.60	9.16	0.00
ProFund VP International	6.41	6.73	0.00
ProFund VP Internet	9.89	13.03	429.01
ProFund VP Japan	5.57	5.07	0.00
ProFund VP Large-Cap Growth	8.73	9.62	63.24
ProFund VP Large-Cap Value	7.12	7.83	0.00
ProFund VP Mid-Cap	7.75	9.37	0.00
ProFund VP Mid-Cap Growth	8.42	10.53	1,099.90
ProFund VP Mid-Cap Value	7.77	9.12	0.00
ProFund VP Money Market	9.74	9.49	36,837.54
ProFund VP NASDAQ-100	9.65	11.11	11,056.14
ProFund VP Oil & Gas	9.16	10.50	0.00
ProFund VP Pharmaceuticals	9.65	9.44	0.00
ProFund VP Precious Metals	9.11	11.79	5,350.10
ProFund VP Real Estate	6.63	8.05	1,373.49
ProFund VP Rising Rates Opportunity	6.60	5.40	20,291.77
ProFund VP Semiconductor	7.34	8.04	0.00
ProFund VP Short Dow 30	7.77	5.92	0.00
ProFund VP Short Emerging Markets	6.35	5.04	5,527.11
ProFund VP Short International	9.33	7.75	0.00
ProFund VP Short Mid-Cap	7.75	5.60	0.00
ProFund VP Short NASDAQ-100	7.03	5.39	0.00
ProFund VP Short Small-Cap	7.88	5.45	0.00
ProFund VP Small-Cap	7.36	8.95	239.26
ProFund VP Small-Cap Growth	7.76	9.50	0.00
ProFund VP Small-Cap Value	7.26	8.63	0.00
ProFund VP Technology	9.77	10.54	0.00
ProFund VP Telecommunications	8.29	9.34	0.00
ProFund VP U.S. Government Plus	11.18	11.99	0.00
ProFund VP UltraBull	4.93	5.87	6,693.23
ProFund VP UltraMid-Cap	4.96	7.23	0.00
ProFund VP UltraNASDAQ-100	7.13	9.39	0.00
ProFund VP UltraShort Dow 30	7.12	4.59	0.00
ProFund VP UltraShort NASDAQ-100	6.08	3.49	4,888.54
ProFund VP UltraSmall-Cap	3.77	5.44	0.00
ProFund VP Utilities	9.63	9.94	646.03
Rydex VT Dow 2x Strategy Fund	30.25	36.70	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.36	4.32	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.10	9.47	0.00
Rydex VT S&P 500 2x Strategy Fund	4.89	5.98	0.00
Rydex VT U.S. Government Money Market Fund	9.13	8.90	0.00
UIF Emerging Markets Debt Portfolio[10]	11.60	12.40	0.00
UIF Emerging Markets Equity Portfolio[11]	10.51	12.17	74.65
UIF Mid Cap Growth Portfolio[12]	9.32	12.01	548.97
UIF U.S. Real Estate Portfolio[13]	7.48	9.44	601.37
Van Eck VIP Global Hard Assets Fund[14]	11.12	13.93	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio         10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                             11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                  12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                              13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                            14Formerly Van Eck Worldwide Hard Assets Fund

Table 19 – 2.70% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 1.45% M&E; 3% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E and 5% Extra Credit Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Access VP High Yield	10.88	12.32	1,074.32
Adaptive Allocation Portfolio	8.94	10.20	773.22
Alger Small Cap Growth Portfolio	10.44	12.73	0.00
American Century VP Income & Growth Fund	8.11	8.99	2,625.20
American Century VP International Fund	10.40	11.45	46.19
American Century VP Large Company Value Fund	8.12	8.76	1,533.05
American Century VP Mid Cap Value Fund	10.49	12.15	698.38
American Century VP Ultra Fund	8.41	9.48	0.00
Chariot Absolute Return All Opportunities[1]	9.76	9.54	21,536.27
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.12	6.68	69.95
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.63	9.61	0.00
Direxion Dynamic HY Bond Fund	9.05	9.16	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.04	10.08	0.00
Dreyfus VIF Appreciation Portfolio	9.38	10.50	484.05
Dreyfus VIF International Value Portfolio	8.23	8.35	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.13	9.03	348.17
Invesco V.I. Basic Value[4]	7.00	7.29	0.00
Invesco V.I. Global Real Estate[5]	7.98	9.10	25.50
Invesco V.I. International Growth[6]	9.27	10.16	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.64	10.67	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.60	9.39	1,080.65
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.76	10.41	0.00
PIMCO VIT All Asset Portfolio	10.97	12.07	214.91
PIMCO VIT High Yield Portfolio	10.66	11.86	757.35
PIMCO VIT Low Duration Portfolio	11.32	11.59	0.00
PIMCO VIT Real Return Portfolio	11.28	11.86	0.00
PIMCO VIT Total Return Portfolio	12.27	12.90	1,558.07
ProFund VP Asia 30	11.75	13.03	114.99
ProFund VP Banks	3.62	3.82	1,830.42
ProFund VP Basic Materials	9.36	11.82	1,279.08
ProFund VP Bear	8.77	7.02	118.15
ProFund VP Biotechnology	9.77	9.99	290.66
ProFund VP Bull	7.92	8.68	1,265.13
ProFund VP Consumer Goods	9.62	11.00	384.34
ProFund VP Consumer Services	8.14	9.62	88.41
ProFund VP Dow 30	8.69	9.32	59.17
ProFund VP Emerging Markets	7.73	8.26	680.11
ProFund VP Europe 30	8.09	8.08	0.00
ProFund VP Falling U.S. Dollar	9.21	8.74	0.00
ProFund VP Financials	4.63	5.00	448.67
ProFund VP Health Care	9.46	9.47	213.40
ProFund VP Industrials	7.59	9.14	380.54
ProFund VP International	6.40	6.72	0.00
ProFund VP Internet	9.87	13.00	79.39
ProFund VP Japan	5.56	5.06	0.00
ProFund VP Large-Cap Growth	8.71	9.60	0.00
ProFund VP Large-Cap Value	7.11	7.81	0.00
ProFund VP Mid-Cap	7.74	9.35	244.98
ProFund VP Mid-Cap Growth	8.40	10.50	329.02
ProFund VP Mid-Cap Value	7.76	9.09	372.76
ProFund VP Money Market	9.73	9.47	15,652.35
ProFund VP NASDAQ-100	9.63	11.08	2,191.87
ProFund VP Oil & Gas	9.14	10.48	53.24
ProFund VP Pharmaceuticals	9.63	9.42	0.00
ProFund VP Precious Metals	9.09	11.77	2,798.83
ProFund VP Real Estate	6.62	8.03	336.11
ProFund VP Rising Rates Opportunity	6.59	5.39	2,212.35
ProFund VP Semiconductor	7.33	8.02	0.00
ProFund VP Short Dow 30	7.76	5.90	0.00
ProFund VP Short Emerging Markets	6.34	5.03	401.45
ProFund VP Short International	9.32	7.74	0.00
ProFund VP Short Mid-Cap	7.74	5.58	0.00
ProFund VP Short NASDAQ-100	7.01	5.38	0.00
ProFund VP Short Small-Cap	7.86	5.44	0.00
ProFund VP Small-Cap	7.35	8.92	0.00
ProFund VP Small-Cap Growth	7.74	9.48	0.00
ProFund VP Small-Cap Value	7.24	8.61	247.43
ProFund VP Technology	9.76	10.52	154.31
ProFund VP Telecommunications	8.28	9.32	0.00
ProFund VP U.S. Government Plus	11.16	11.96	0.00
ProFund VP UltraBull	4.92	5.85	10,445.73
ProFund VP UltraMid-Cap	4.95	7.22	1,737.89
ProFund VP UltraNASDAQ-100	7.12	9.37	412.97
ProFund VP UltraShort Dow 30	7.11	4.59	0.00
ProFund VP UltraShort NASDAQ-100	6.07	3.48	6,219.69
ProFund VP UltraSmall-Cap	3.76	5.43	1,782.92
ProFund VP Utilities	9.61	9.91	129.99
Rydex VT Dow 2x Strategy Fund	30.19	36.62	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.35	4.31	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.09	9.44	0.00
Rydex VT S&P 500 2x Strategy Fund	4.88	5.96	0.00
Rydex VT U.S. Government Money Market Fund	9.79	9.53	0.00
UIF Emerging Markets Debt Portfolio[10]	11.58	12.37	0.00
UIF Emerging Markets Equity Portfolio[11]	10.49	12.14	282.00
UIF Mid Cap Growth Portfolio[12]	9.31	11.98	125.20
UIF U.S. Real Estate Portfolio[13]	7.47	9.42	24.57
Van Eck VIP Global Hard Assets Fund[14]	11.10	13.90	2,020.89

1Formerly Chariot Absolute Return Currency Portfolio                                        8Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio         10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                             11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                  12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                              13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                            14Formerly Van Eck Worldwide Hard Assets Fund

Table 20 – 2.75% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Access VP High Yield	10.86	12.29	0.00
Adaptive Allocation Portfolio	8.93	10.18	16,812.72
Alger Small Cap Growth Portfolio	12.96	15.79	0.00
American Century VP Income & Growth Fund	8.88	9.84	0.00
American Century VP International Fund	11.95	13.15	0.00
American Century VP Large Company Value Fund	8.16	8.79	0.00
American Century VP Mid Cap Value Fund	10.95	12.67	0.00
American Century VP Ultra Fund	8.13	9.16	0.00
Chariot Absolute Return All Opportunities[1]	9.75	9.54	18,797.39
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.11	6.67	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.61	9.59	0.00
Direxion Dynamic HY Bond Fund	9.03	9.14	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.03	10.06	0.00
Dreyfus VIF Appreciation Portfolio	9.36	10.48	5,029.77
Dreyfus VIF International Value Portfolio	8.22	8.33	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.43	9.40	0.00
Invesco V.I. Basic Value[4]	6.99	7.27	0.00
Invesco V.I. Global Real Estate[5]	7.96	9.08	0.00
Invesco V.I. International Growth[6]	9.25	10.13	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.62	10.65	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.59	9.37	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.74	10.39	438.07
PIMCO VIT All Asset Portfolio	10.95	12.04	3,393.21
PIMCO VIT High Yield Portfolio	10.64	11.84	3,497.75
PIMCO VIT Low Duration Portfolio	11.30	11.56	0.00
PIMCO VIT Real Return Portfolio	11.26	11.83	0.00
PIMCO VIT Total Return Portfolio	12.25	12.87	1,987.63
ProFund VP Asia 30	11.73	13.00	530.20
ProFund VP Banks	3.61	3.81	0.00
ProFund VP Basic Materials	9.34	11.79	0.00
ProFund VP Bear	8.76	7.00	0.00
ProFund VP Biotechnology	9.75	9.97	0.00
ProFund VP Bull	7.91	8.66	2,006.31
ProFund VP Consumer Goods	9.61	10.97	2,494.22
ProFund VP Consumer Services	8.13	9.60	1,153.91
ProFund VP Dow 30	8.67	9.30	0.00
ProFund VP Emerging Markets	7.73	8.25	1,896.54
ProFund VP Europe 30	8.07	8.06	102.49
ProFund VP Falling U.S. Dollar	9.20	8.72	0.00
ProFund VP Financials	4.62	4.99	0.00
ProFund VP Health Care	9.44	9.45	3,318.70
ProFund VP Industrials	7.57	9.12	0.00
ProFund VP International	6.39	6.71	0.00
ProFund VP Internet	9.85	12.97	397.37
ProFund VP Japan	5.55	5.05	0.00
ProFund VP Large-Cap Growth	8.70	9.58	0.00
ProFund VP Large-Cap Value	7.10	7.79	0.00
ProFund VP Mid-Cap	7.74	9.34	468.65
ProFund VP Mid-Cap Growth	8.39	10.48	0.00
ProFund VP Mid-Cap Value	7.74	9.07	0.00
ProFund VP Money Market	9.71	9.45	20,441.43
ProFund VP NASDAQ-100	9.61	11.06	12,146.91
ProFund VP Oil & Gas	9.12	10.45	0.00
ProFund VP Pharmaceuticals	9.61	9.40	0.00
ProFund VP Precious Metals	9.08	11.74	1,699.35
ProFund VP Real Estate	6.60	8.01	1,485.75
ProFund VP Rising Rates Opportunity	6.58	5.38	9,888.95
ProFund VP Semiconductor	7.31	8.00	0.00
ProFund VP Short Dow 30	7.74	5.89	0.00
ProFund VP Short Emerging Markets	6.33	5.03	5,442.81
ProFund VP Short International	9.31	7.72	0.00
ProFund VP Short Mid-Cap	7.72	5.57	0.00
ProFund VP Short NASDAQ-100	7.00	5.37	0.00
ProFund VP Short Small-Cap	7.85	5.43	0.00
ProFund VP Small-Cap	7.33	8.90	1,008.56
ProFund VP Small-Cap Growth	7.73	9.45	0.00
ProFund VP Small-Cap Value	7.23	8.59	0.00
ProFund VP Technology	9.74	10.49	0.00
ProFund VP Telecommunications	8.26	9.30	0.00
ProFund VP U.S. Government Plus	11.14	11.93	5.79
ProFund VP UltraBull	4.91	5.84	2,118.20
ProFund VP UltraMid-Cap	4.94	7.20	13.99
ProFund VP UltraNASDAQ-100	7.11	9.35	291.25
ProFund VP UltraShort Dow 30	7.10	4.58	0.00
ProFund VP UltraShort NASDAQ-100	6.06	3.48	1,426.08
ProFund VP UltraSmall-Cap	3.75	5.42	18.50
ProFund VP Utilities	9.59	9.89	1,002.81
Rydex VT Dow 2x Strategy Fund	30.14	36.53	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.33	4.30	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.07	9.42	0.00
Rydex VT S&P 500 2x Strategy Fund	4.87	5.95	0.00
Rydex VT U.S. Government Money Market Fund	9.06	8.82	0.00
UIF Emerging Markets Debt Portfolio[10]	11.56	12.34	0.00
UIF Emerging Markets Equity Portfolio[11]	10.47	12.11	394.87
UIF Mid Cap Growth Portfolio[12]	9.29	11.95	0.00
UIF U.S. Real Estate Portfolio[13]	7.46	9.39	0.00
Van Eck VIP Global Hard Assets Fund[14]	11.08	13.87	359.25

1Formerly Chariot Absolute Return Currency Portfolio                                        8Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio         10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                             11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                  12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                              13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                            14Formerly Van Eck Worldwide Hard Assets Fund

Table 21 – 2.80% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll Up; Estate Planning Rider and 3 Year CDSC Rider

Access VP High Yield	10.84	12.26	0.00
Adaptive Allocation Portfolio	8.92	10.16	2,054.04
Alger Small Cap Growth Portfolio	11.54	14.06	0.00
American Century VP Income & Growth Fund	8.36	9.26	0.00
American Century VP International Fund	11.01	12.11	2,973.66
American Century VP Large Company Value Fund	8.14	8.77	0.00
American Century VP Mid Cap Value Fund	10.92	12.64	0.00
American Century VP Ultra Fund	8.11	9.13	0.00
Chariot Absolute Return All Opportunities[1]	9.75	9.53	20,194.30
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.10	6.65	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.60	9.57	0.00
Direxion Dynamic HY Bond Fund	9.01	9.11	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.01	10.03	0.00
Dreyfus VIF Appreciation Portfolio	9.35	10.46	0.00
Dreyfus VIF International Value Portfolio	8.20	8.31	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.41	9.37	0.00
Invesco V.I. Basic Value[4]	6.98	7.25	1,157.72
Invesco V.I. Global Real Estate[5]	7.95	9.06	0.00
Invesco V.I. International Growth[6]	9.23	10.11	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.60	10.62	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.57	9.35	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.72	10.36	914.50
PIMCO VIT All Asset Portfolio	10.93	12.01	249.86
PIMCO VIT High Yield Portfolio	10.62	11.81	1,653.82
PIMCO VIT Low Duration Portfolio	11.28	11.54	2,260.58
PIMCO VIT Real Return Portfolio	11.24	11.80	1,556.78
PIMCO VIT Total Return Portfolio	12.23	12.84	2,321.79
ProFund VP Asia 30	11.71	12.97	472.81
ProFund VP Banks	3.61	3.80	0.00
ProFund VP Basic Materials	9.32	11.76	0.00
ProFund VP Bear	8.74	6.99	802.43
ProFund VP Biotechnology	9.73	9.95	0.00
ProFund VP Bull	7.89	8.64	5,716.67
ProFund VP Consumer Goods	9.59	10.94	0.00
ProFund VP Consumer Services	8.11	9.58	0.00
ProFund VP Dow 30	8.66	9.28	0.00
ProFund VP Emerging Markets	7.72	8.24	0.00
ProFund VP Europe 30	8.06	8.04	675.23
ProFund VP Falling U.S. Dollar	9.19	8.71	0.00
ProFund VP Financials	4.61	4.98	0.00
ProFund VP Health Care	9.43	9.43	0.00
ProFund VP Industrials	7.56	9.09	0.00
ProFund VP International	6.39	6.70	0.00
ProFund VP Internet	9.84	12.94	0.00
ProFund VP Japan	5.54	5.03	0.00
ProFund VP Large-Cap Growth	8.68	9.56	0.00
ProFund VP Large-Cap Value	7.08	7.78	0.00
ProFund VP Mid-Cap	7.73	9.32	3,917.97
ProFund VP Mid-Cap Growth	8.37	10.46	0.00
ProFund VP Mid-Cap Value	7.73	9.05	0.00
ProFund VP Money Market	9.69	9.42	23,942.90
ProFund VP NASDAQ-100	9.59	11.03	2,180.41
ProFund VP Oil & Gas	9.11	10.43	660.43
ProFund VP Pharmaceuticals	9.60	9.38	0.00
ProFund VP Precious Metals	9.06	11.71	259.23
ProFund VP Real Estate	6.59	7.99	0.00
ProFund VP Rising Rates Opportunity	6.57	5.36	540.24
ProFund VP Semiconductor	7.30	7.98	0.00
ProFund VP Short Dow 30	7.73	5.87	0.00
ProFund VP Short Emerging Markets	6.33	5.02	0.00
ProFund VP Short International	9.30	7.71	0.00
ProFund VP Short Mid-Cap	7.71	5.56	0.00
ProFund VP Short NASDAQ-100	6.99	5.36	0.00
ProFund VP Short Small-Cap	7.84	5.41	0.00
ProFund VP Small-Cap	7.32	8.88	2,879.60
ProFund VP Small-Cap Growth	7.72	9.43	0.00
ProFund VP Small-Cap Value	7.22	8.57	0.00
ProFund VP Technology	9.72	10.47	0.00
ProFund VP Telecommunications	8.25	9.28	0.00
ProFund VP U.S. Government Plus	11.12	11.90	84.80
ProFund VP UltraBull	4.90	5.83	13,477.53
ProFund VP UltraMid-Cap	4.94	7.18	204.79
ProFund VP UltraNASDAQ-100	7.09	9.33	157.49
ProFund VP UltraShort Dow 30	7.10	4.57	0.00
ProFund VP UltraShort NASDAQ-100	6.06	3.47	10,400.67
ProFund VP UltraSmall-Cap	3.74	5.41	1,390.83
ProFund VP Utilities	9.58	9.87	0.00
Rydex VT Dow 2x Strategy Fund	30.08	36.45	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.32	4.29	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.06	9.40	0.00
Rydex VT S&P 500 2x Strategy Fund	4.86	5.93	0.00
Rydex VT U.S. Government Money Market Fund	9.66	9.39	9,912.15
UIF Emerging Markets Debt Portfolio[10]	11.54	12.31	0.00
UIF Emerging Markets Equity Portfolio[11]	10.45	12.08	543.53
UIF Mid Cap Growth Portfolio[12]	9.27	11.93	850.11
UIF U.S. Real Estate Portfolio[13]	7.44	9.37	0.00
Van Eck VIP Global Hard Assets Fund[14]	11.06	13.84	492.23

1Formerly Chariot Absolute Return Currency Portfolio                                        8Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio         10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                             11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                  12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                              13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                            14Formerly Van Eck Worldwide Hard Assets Fund

Table 22 – 2.85% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 1.45% M&E; 4% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Access VP High Yield	10.82	12.23	0.00
Adaptive Allocation Portfolio	8.91	10.14	0.00
Alger Small Cap Growth Portfolio	12.86	15.65	0.00
American Century VP Income & Growth Fund	8.81	9.75	230.43
American Century VP International Fund	11.86	13.04	380.39
American Century VP Large Company Value Fund	8.12	8.74	0.00
American Century VP Mid Cap Value Fund	10.89	12.60	0.00
American Century VP Ultra Fund	8.09	9.10	68,203.66
Chariot Absolute Return All Opportunities[1]	9.75	9.52	11,065.60
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.08	6.64	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.58	9.55	237.15
Direxion Dynamic HY Bond Fund	9.00	9.09	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	8.99	10.01	0.00
Dreyfus VIF Appreciation Portfolio	9.33	10.43	0.00
Dreyfus VIF International Value Portfolio	8.19	8.29	150.65
Goldman Sachs VIT Structured Small Cap Equity Fund	7.39	9.34	55.54
Invesco V.I. Basic Value[4]	6.96	7.24	1,037.94
Invesco V.I. Global Real Estate[5]	7.93	9.04	154.27
Invesco V.I. International Growth[6]	9.21	10.08	90.44
Invesco V.I. Mid Cap Core Equity[7]	9.58	10.60	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.56	9.33	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.71	10.34	677.76
PIMCO VIT All Asset Portfolio	10.91	11.98	0.00
PIMCO VIT High Yield Portfolio	10.60	11.78	207,349.26
PIMCO VIT Low Duration Portfolio	11.26	11.51	20,002.39
PIMCO VIT Real Return Portfolio	11.22	11.77	450.73
PIMCO VIT Total Return Portfolio	12.21	12.81	63.73
ProFund VP Asia 30	11.69	12.94	301.75
ProFund VP Banks	3.60	3.79	0.00
ProFund VP Basic Materials	9.31	11.73	0.00
ProFund VP Bear	8.72	6.97	0.00
ProFund VP Biotechnology	9.72	9.92	0.00
ProFund VP Bull	7.88	8.62	767.20
ProFund VP Consumer Goods	9.57	10.92	0.00
ProFund VP Consumer Services	8.10	9.56	202.91
ProFund VP Dow 30	8.64	9.26	0.00
ProFund VP Emerging Markets	7.71	8.23	0.00
ProFund VP Europe 30	8.04	8.02	430.93
ProFund VP Falling U.S. Dollar	9.18	8.70	0.00
ProFund VP Financials	4.60	4.96	0.00
ProFund VP Health Care	9.41	9.41	0.00
ProFund VP Industrials	7.54	9.07	0.00
ProFund VP International	6.38	6.69	0.00
ProFund VP Internet	9.82	12.91	0.00
ProFund VP Japan	5.53	5.02	0.00
ProFund VP Large-Cap Growth	8.67	9.53	240.41
ProFund VP Large-Cap Value	7.07	7.76	0.00
ProFund VP Mid-Cap	7.72	9.31	0.00
ProFund VP Mid-Cap Growth	8.36	10.43	0.00
ProFund VP Mid-Cap Value	7.71	9.03	0.00
ProFund VP Money Market	9.67	9.40	11,506.69
ProFund VP NASDAQ-100	9.58	11.01	569.99
ProFund VP Oil & Gas	9.09	10.40	556.67
ProFund VP Pharmaceuticals	9.58	9.35	0.00
ProFund VP Precious Metals	9.04	11.68	132.26
ProFund VP Real Estate	6.58	7.97	224.12
ProFund VP Rising Rates Opportunity	6.56	5.35	1,683.74
ProFund VP Semiconductor	7.29	7.96	0.00
ProFund VP Short Dow 30	7.72	5.86	0.00
ProFund VP Short Emerging Markets	6.32	5.01	0.00
ProFund VP Short International	9.29	7.70	0.00
ProFund VP Short Mid-Cap	7.69	5.55	0.00
ProFund VP Short NASDAQ-100	6.98	5.34	0.00
ProFund VP Short Small-Cap	7.82	5.40	0.00
ProFund VP Small-Cap	7.31	8.86	0.00
ProFund VP Small-Cap Growth	7.70	9.41	0.00
ProFund VP Small-Cap Value	7.20	8.55	168.64
ProFund VP Technology	9.70	10.44	0.00
ProFund VP Telecommunications	8.23	9.25	0.00
ProFund VP U.S. Government Plus	11.10	11.87	0.00
ProFund VP UltraBull	4.90	5.81	4,554.57
ProFund VP UltraMid-Cap	4.93	7.17	0.00
ProFund VP UltraNASDAQ-100	7.08	9.31	0.00
ProFund VP UltraShort Dow 30	7.09	4.56	0.00
ProFund VP UltraShort NASDAQ-100	6.05	3.47	3,579.22
ProFund VP UltraSmall-Cap	3.74	5.39	714.83
ProFund VP Utilities	9.56	9.84	176.36
Rydex VT Dow 2x Strategy Fund	30.03	36.36	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.31	4.28	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.05	9.38	0.00
Rydex VT S&P 500 2x Strategy Fund	4.85	5.92	0.00
Rydex VT U.S. Government Money Market Fund	9.00	8.74	704.00
UIF Emerging Markets Debt Portfolio[10]	11.52	12.28	0.00
UIF Emerging Markets Equity Portfolio[11]	10.43	12.06	15,433.35
UIF Mid Cap Growth Portfolio[12]	9.26	11.90	631.47
UIF U.S. Real Estate Portfolio[13]	7.43	9.35	0.00
Van Eck VIP Global Hard Assets Fund[14]	11.04	13.80	389.77

1Formerly Chariot Absolute Return Currency Portfolio                                        8Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio         10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                             11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                  12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                              13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                            14Formerly Van Eck Worldwide Hard Assets Fund

Table 23 – 2.90% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Access VP High Yield	10.80	12.21	3,245.09
Adaptive Allocation Portfolio	8.89	10.12	422.36
Alger Small Cap Growth Portfolio	10.35	12.60	0.00
American Century VP Income & Growth Fund	8.04	8.89	477.37
American Century VP International Fund	10.31	11.33	91.97
American Century VP Large Company Value Fund	8.05	8.66	0.00
American Century VP Mid Cap Value Fund	10.40	12.02	0.00
American Century VP Ultra Fund	8.33	9.38	0.00
Chariot Absolute Return All Opportunities[1]	9.75	9.52	5,185.14
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.07	6.62	429.28
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.57	9.53	0.00
Direxion Dynamic HY Bond Fund	8.98	9.07	271.35
Dreyfus Socially Responsible Growth Fund, Inc.	8.98	9.99	0.00
Dreyfus VIF Appreciation Portfolio	9.31	10.41	1,155.95
Dreyfus VIF International Value Portfolio	8.17	8.27	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.07	8.93	783.80
Invesco V.I. Basic Value[4]	6.95	7.22	2,467.38
Invesco V.I. Global Real Estate[5]	7.92	9.02	313.01
Invesco V.I. International Growth[6]	9.20	10.06	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.57	10.57	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.54	9.31	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.69	10.32	104.00
PIMCO VIT All Asset Portfolio	10.89	11.95	0.00
PIMCO VIT High Yield Portfolio	10.58	11.75	6,631.14
PIMCO VIT Low Duration Portfolio	11.24	11.48	0.00
PIMCO VIT Real Return Portfolio	11.20	11.75	0.00
PIMCO VIT Total Return Portfolio	12.18	12.78	1,147.48
ProFund VP Asia 30	11.66	12.91	78.65
ProFund VP Banks	3.59	3.78	281.48
ProFund VP Basic Materials	9.29	11.71	723.31
ProFund VP Bear	8.71	6.95	169.01
ProFund VP Biotechnology	9.70	9.90	0.00
ProFund VP Bull	7.86	8.60	429.35
ProFund VP Consumer Goods	9.55	10.89	91.23
ProFund VP Consumer Services	8.09	9.53	306.46
ProFund VP Dow 30	8.63	9.23	0.00
ProFund VP Emerging Markets	7.70	8.21	60.54
ProFund VP Europe 30	8.03	8.00	0.00
ProFund VP Falling U.S. Dollar	9.17	8.68	0.00
ProFund VP Financials	4.60	4.95	0.00
ProFund VP Health Care	9.39	9.38	105.90
ProFund VP Industrials	7.53	9.05	0.00
ProFund VP International	6.37	6.68	0.00
ProFund VP Internet	9.80	12.88	0.00
ProFund VP Japan	5.52	5.01	0.00
ProFund VP Large-Cap Growth	8.65	9.51	0.00
ProFund VP Large-Cap Value	7.06	7.74	0.00
ProFund VP Mid-Cap	7.71	9.29	0.00
ProFund VP Mid-Cap Growth	8.34	10.41	538.28
ProFund VP Mid-Cap Value	7.70	9.01	0.00
ProFund VP Money Market	9.65	9.38	5,432.98
ProFund VP NASDAQ-100	9.56	10.98	1,654.29
ProFund VP Oil & Gas	9.07	10.38	0.00
ProFund VP Pharmaceuticals	9.56	9.33	105.93
ProFund VP Precious Metals	9.03	11.66	488.54
ProFund VP Real Estate	6.57	7.96	818.68
ProFund VP Rising Rates Opportunity	6.54	5.34	1,492.16
ProFund VP Semiconductor	7.27	7.94	0.00
ProFund VP Short Dow 30	7.70	5.85	0.00
ProFund VP Short Emerging Markets	6.31	5.00	198.58
ProFund VP Short International	9.28	7.69	0.00
ProFund VP Short Mid-Cap	7.68	5.53	0.00
ProFund VP Short NASDAQ-100	6.96	5.33	0.00
ProFund VP Short Small-Cap	7.81	5.39	0.00
ProFund VP Small-Cap	7.29	8.84	0.00
ProFund VP Small-Cap Growth	7.69	9.39	0.00
ProFund VP Small-Cap Value	7.19	8.53	256.74
ProFund VP Technology	9.69	10.42	0.00
ProFund VP Telecommunications	8.22	9.23	0.00
ProFund VP U.S. Government Plus	11.08	11.85	159.07
ProFund VP UltraBull	4.89	5.80	2,056.73
ProFund VP UltraMid-Cap	4.92	7.15	340.01
ProFund VP UltraNASDAQ-100	7.07	9.28	0.00
ProFund VP UltraShort Dow 30	7.08	4.56	0.00
ProFund VP UltraShort NASDAQ-100	6.04	3.46	1,511.80
ProFund VP UltraSmall-Cap	3.73	5.38	2,962.58
ProFund VP Utilities	9.54	9.82	266.32
Rydex VT Dow 2x Strategy Fund	29.97	36.28	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.30	4.27	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.04	9.36	0.00
Rydex VT S&P 500 2x Strategy Fund	4.85	5.91	0.00
Rydex VT U.S. Government Money Market Fund	9.71	9.43	0.00
UIF Emerging Markets Debt Portfolio[10]	11.49	12.25	0.00
UIF Emerging Markets Equity Portfolio[11]	10.41	12.03	1,094.08
UIF Mid Cap Growth Portfolio[12]	9.24	11.87	1,906.78
UIF U.S. Real Estate Portfolio[13]	7.41	9.33	301.65
Van Eck VIP Global Hard Assets Fund[14]	11.02	13.77	410.96

1Formerly Chariot Absolute Return Currency Portfolio                                        8Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio         10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                             11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                  12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                              13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                            14Formerly Van Eck Worldwide Hard Assets Fund

Table 24 – 2.95% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step Up and 6% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Access VP High Yield	10.78	12.18	0.00
Adaptive Allocation Portfolio	8.88	10.11	0.00
Alger Small Cap Growth Portfolio	10.33	12.56	0.00
American Century VP Income & Growth Fund	8.02	8.87	0.00
American Century VP International Fund	10.29	11.30	0.00
American Century VP Large Company Value Fund	8.03	8.64	0.00
American Century VP Mid Cap Value Fund	10.38	11.99	0.00
American Century VP Ultra Fund	8.31	9.35	0.00
Chariot Absolute Return All Opportunities[1]	9.75	9.51	922.05
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.06	6.61	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.55	9.50	0.00
Direxion Dynamic HY Bond Fund	8.96	9.05	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	8.96	9.96	0.00
Dreyfus VIF Appreciation Portfolio	9.29	10.38	0.00
Dreyfus VIF International Value Portfolio	8.16	8.25	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.05	8.91	0.00
Invesco V.I. Basic Value[4]	6.94	7.20	0.00
Invesco V.I. Global Real Estate[5]	7.90	9.00	0.00
Invesco V.I. International Growth[6]	9.18	10.04	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.55	10.55	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.52	9.29	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.68	10.29	0.00
PIMCO VIT All Asset Portfolio	10.87	11.92	0.00
PIMCO VIT High Yield Portfolio	10.56	11.73	16,748.59
PIMCO VIT Low Duration Portfolio	11.22	11.46	0.00
PIMCO VIT Real Return Portfolio	11.18	11.72	0.00
PIMCO VIT Total Return Portfolio	12.16	12.75	0.00
ProFund VP Asia 30	11.64	12.88	0.00
ProFund VP Banks	3.59	3.77	0.00
ProFund VP Basic Materials	9.27	11.68	493.98
ProFund VP Bear	8.69	6.94	0.00
ProFund VP Biotechnology	9.68	9.88	0.00
ProFund VP Bull	7.85	8.58	44.19
ProFund VP Consumer Goods	9.54	10.87	0.00
ProFund VP Consumer Services	8.07	9.51	377.25
ProFund VP Dow 30	8.61	9.21	0.00
ProFund VP Emerging Markets	7.69	8.20	837.50
ProFund VP Europe 30	8.01	7.98	0.00
ProFund VP Falling U.S. Dollar	9.17	8.67	0.00
ProFund VP Financials	4.59	4.94	0.00
ProFund VP Health Care	9.38	9.36	0.00
ProFund VP Industrials	7.52	9.03	0.00
ProFund VP International	6.37	6.67	0.00
ProFund VP Internet	9.78	12.85	0.00
ProFund VP Japan	5.51	5.00	0.00
ProFund VP Large-Cap Growth	8.63	9.49	0.00
ProFund VP Large-Cap Value	7.04	7.72	0.00
ProFund VP Mid-Cap	7.70	9.28	0.00
ProFund VP Mid-Cap Growth	8.33	10.38	0.00
ProFund VP Mid-Cap Value	7.69	8.99	0.00
ProFund VP Money Market	9.64	9.36	2,628.31
ProFund VP NASDAQ-100	9.54	10.95	256.47
ProFund VP Oil & Gas	9.06	10.35	0.00
ProFund VP Pharmaceuticals	9.54	9.31	0.00
ProFund VP Precious Metals	9.01	11.63	732.81
ProFund VP Real Estate	6.56	7.94	684.04
ProFund VP Rising Rates Opportunity	6.53	5.33	0.00
ProFund VP Semiconductor	7.26	7.92	0.00
ProFund VP Short Dow 30	7.69	5.83	0.00
ProFund VP Short Emerging Markets	6.31	5.00	0.00
ProFund VP Short International	9.27	7.68	0.00
ProFund VP Short Mid-Cap	7.67	5.52	0.00
ProFund VP Short NASDAQ-100	6.95	5.32	0.00
ProFund VP Short Small-Cap	7.79	5.38	0.00
ProFund VP Small-Cap	7.28	8.82	0.00
ProFund VP Small-Cap Growth	7.67	9.37	0.00
ProFund VP Small-Cap Value	7.18	8.51	0.00
ProFund VP Technology	9.67	10.39	0.00
ProFund VP Telecommunications	8.20	9.21	0.00
ProFund VP U.S. Government Plus	11.06	11.82	0.00
ProFund VP UltraBull	4.88	5.79	677.61
ProFund VP UltraMid-Cap	4.91	7.13	0.00
ProFund VP UltraNASDAQ-100	7.06	9.26	0.00
ProFund VP UltraShort Dow 30	7.07	4.55	0.00
ProFund VP UltraShort NASDAQ-100	6.04	3.46	276.67
ProFund VP UltraSmall-Cap	3.72	5.37	0.00
ProFund VP Utilities	9.52	9.80	327.84
Rydex VT Dow 2x Strategy Fund	29.92	36.19	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.29	4.26	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.02	9.34	0.00
Rydex VT S&P 500 2x Strategy Fund	4.84	5.89	0.00
Rydex VT U.S. Government Money Market Fund	9.69	9.41	0.00
UIF Emerging Markets Debt Portfolio[10]	11.47	12.23	0.00
UIF Emerging Markets Equity Portfolio[11]	10.39	12.00	0.00
UIF Mid Cap Growth Portfolio[12]	9.22	11.84	0.00
UIF U.S. Real Estate Portfolio[13]	7.40	9.31	0.00
Van Eck VIP Global Hard Assets Fund[14]	11.00	13.74	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio         10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                             11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                  12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                              13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                            14Formerly Van Eck Worldwide Hard Assets Fund

Table 25 – 3.00% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider and 4 Year CDSC Rider

Access VP High Yield	10.76	12.15	1,086.04
Adaptive Allocation Portfolio	8.87	10.09	22,824.71
Alger Small Cap Growth Portfolio	12.70	15.45	0.00
American Century VP Income & Growth Fund	8.70	9.62	0.00
American Century VP International Fund	11.72	12.86	589.15
American Century VP Large Company Value Fund	8.06	8.66	0.00
American Century VP Mid Cap Value Fund	10.81	12.48	3,147.89
American Century VP Ultra Fund	8.03	9.02	1,375.66
Chariot Absolute Return All Opportunities[1]	9.74	9.50	82,541.20
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.05	6.59	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.54	9.48	0.00
Direxion Dynamic HY Bond Fund	8.95	9.03	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	8.94	9.94	0.00
Dreyfus VIF Appreciation Portfolio	9.28	10.36	12,555.26
Dreyfus VIF International Value Portfolio	8.14	8.24	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.33	9.26	2,625.02
Invesco V.I. Basic Value[4]	6.92	7.19	0.00
Invesco V.I. Global Real Estate[5]	7.89	8.98	1,230.72
Invesco V.I. International Growth[6]	9.16	10.01	1,035.15
Invesco V.I. Mid Cap Core Equity[7]	9.53	10.52	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.51	9.26	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.66	10.27	2,121.55
PIMCO VIT All Asset Portfolio	10.85	11.90	3,624.85
PIMCO VIT High Yield Portfolio	10.54	11.70	2,361.16
PIMCO VIT Low Duration Portfolio	11.20	11.43	0.00
PIMCO VIT Real Return Portfolio	11.16	11.69	4,538.46
PIMCO VIT Total Return Portfolio	12.14	12.72	5,553.69
ProFund VP Asia 30	11.62	12.85	379.08
ProFund VP Banks	3.58	3.76	427.98
ProFund VP Basic Materials	9.26	11.65	1,884.44
ProFund VP Bear	8.68	6.92	927.92
ProFund VP Biotechnology	9.66	9.86	0.00
ProFund VP Bull	7.83	8.56	16,973.23
ProFund VP Consumer Goods	9.52	10.84	1,276.69
ProFund VP Consumer Services	8.06	9.49	1,693.78
ProFund VP Dow 30	8.59	9.19	0.00
ProFund VP Emerging Markets	7.69	8.19	4,932.68
ProFund VP Europe 30	8.00	7.97	271.46
ProFund VP Falling U.S. Dollar	9.16	8.65	0.00
ProFund VP Financials	4.58	4.93	398.84
ProFund VP Health Care	9.36	9.34	0.00
ProFund VP Industrials	7.50	9.01	284.82
ProFund VP International	6.36	6.65	7,326.64
ProFund VP Internet	9.76	12.82	0.00
ProFund VP Japan	5.50	4.99	0.00
ProFund VP Large-Cap Growth	8.62	9.47	4,706.43
ProFund VP Large-Cap Value	7.03	7.70	5,234.32
ProFund VP Mid-Cap	7.70	9.26	3,559.17
ProFund VP Mid-Cap Growth	8.31	10.36	3,226.58
ProFund VP Mid-Cap Value	7.67	8.97	0.00
ProFund VP Money Market	9.62	9.34	62,186.13
ProFund VP NASDAQ-100	9.52	10.93	24,418.84
ProFund VP Oil & Gas	9.04	10.33	0.00
ProFund VP Pharmaceuticals	9.53	9.29	0.00
ProFund VP Precious Metals	8.99	11.60	4,189.61
ProFund VP Real Estate	6.54	7.92	0.00
ProFund VP Rising Rates Opportunity	6.52	5.31	31,212.24
ProFund VP Semiconductor	7.25	7.91	0.00
ProFund VP Short Dow 30	7.67	5.82	0.00
ProFund VP Short Emerging Markets	6.30	4.99	0.00
ProFund VP Short International	9.26	7.66	0.00
ProFund VP Short Mid-Cap	7.65	5.51	0.00
ProFund VP Short NASDAQ-100	6.94	5.31	0.00
ProFund VP Short Small-Cap	7.78	5.36	0.00
ProFund VP Small-Cap	7.27	8.80	4,529.30
ProFund VP Small-Cap Growth	7.66	9.34	0.00
ProFund VP Small-Cap Value	7.17	8.49	0.00
ProFund VP Technology	9.65	10.37	0.00
ProFund VP Telecommunications	8.19	9.19	0.00
ProFund VP U.S. Government Plus	11.04	11.79	1,470.81
ProFund VP UltraBull	4.87	5.77	22,829.86
ProFund VP UltraMid-Cap	4.90	7.12	418.85
ProFund VP UltraNASDAQ-100	7.04	9.24	322.12
ProFund VP UltraShort Dow 30	7.07	4.54	0.00
ProFund VP UltraShort NASDAQ-100	6.03	3.45	17,490.50
ProFund VP UltraSmall-Cap	3.72	5.35	553.85
ProFund VP Utilities	9.51	9.77	0.00
Rydex VT Dow 2x Strategy Fund	29.86	36.11	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.28	4.25	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.01	9.31	0.00
Rydex VT S&P 500 2x Strategy Fund	4.83	5.88	0.00
Rydex VT U.S. Government Money Market Fund	8.89	8.63	0.00
UIF Emerging Markets Debt Portfolio[10]	11.45	12.20	0.00
UIF Emerging Markets Equity Portfolio[11]	10.37	11.97	1,556.21
UIF Mid Cap Growth Portfolio[12]	9.20	11.82	1,037.24
UIF U.S. Real Estate Portfolio[13]	7.39	9.29	0.00
Van Eck VIP Global Hard Assets Fund[14]	10.98	13.71	4,027.98

1Formerly Chariot Absolute Return Currency Portfolio                                        8Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio         10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                             11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                  12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                              13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                            14Formerly Van Eck Worldwide Hard Assets Fund

Table 26 – 3.05% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

Access VP High Yield	10.74	12.12	0.00
Adaptive Allocation Portfolio	8.86	10.07	0.00
Alger Small Cap Growth Portfolio	10.28	12.50	0.00
American Century VP Income & Growth Fund	7.99	8.82	0.00
American Century VP International Fund	10.24	11.24	157.91
American Century VP Large Company Value Fund	8.00	8.59	339.01
American Century VP Mid Cap Value Fund	10.33	11.92	160.75
American Century VP Ultra Fund	8.28	9.30	201.98
Chariot Absolute Return All Opportunities[1]	9.74	9.50	6,427.56
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.04	6.57	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.52	9.46	0.00
Direxion Dynamic HY Bond Fund	8.93	9.01	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	8.93	9.92	0.00
Dreyfus VIF Appreciation Portfolio	9.26	10.33	182.56
Dreyfus VIF International Value Portfolio	8.13	8.22	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.02	8.86	534.11
Invesco V.I. Basic Value[4]	6.91	7.17	1,748.45
Invesco V.I. Global Real Estate[5]	7.87	8.95	176.39
Invesco V.I. International Growth[6]	9.15	9.99	447.36
Invesco V.I. Mid Cap Core Equity[7]	9.51	10.50	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.49	9.24	332.07
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.64	10.24	464.62
PIMCO VIT All Asset Portfolio	10.83	11.87	0.00
PIMCO VIT High Yield Portfolio	10.52	11.67	269.96
PIMCO VIT Low Duration Portfolio	11.18	11.40	372.06
PIMCO VIT Real Return Portfolio	11.13	11.66	176.54
PIMCO VIT Total Return Portfolio	12.12	12.69	246.93
ProFund VP Asia 30	11.60	12.82	0.00
ProFund VP Banks	3.57	3.76	0.00
ProFund VP Basic Materials	9.24	11.62	0.00
ProFund VP Bear	8.66	6.91	0.00
ProFund VP Biotechnology	9.64	9.83	0.00
ProFund VP Bull	7.82	8.54	716.68
ProFund VP Consumer Goods	9.50	10.82	0.00
ProFund VP Consumer Services	8.04	9.47	0.00
ProFund VP Dow 30	8.58	9.17	0.00
ProFund VP Emerging Markets	7.68	8.18	0.00
ProFund VP Europe 30	7.98	7.95	0.00
ProFund VP Falling U.S. Dollar	9.15	8.64	0.00
ProFund VP Financials	4.57	4.92	0.00
ProFund VP Health Care	9.34	9.32	0.00
ProFund VP Industrials	7.49	8.99	0.00
ProFund VP International	6.35	6.64	0.00
ProFund VP Internet	9.75	12.79	0.00
ProFund VP Japan	5.49	4.98	0.00
ProFund VP Large-Cap Growth	8.60	9.44	306.64
ProFund VP Large-Cap Value	7.02	7.68	0.00
ProFund VP Mid-Cap	7.69	9.25	205.97
ProFund VP Mid-Cap Growth	8.30	10.33	0.00
ProFund VP Mid-Cap Value	7.66	8.95	0.00
ProFund VP Money Market	9.60	9.32	5,703.51
ProFund VP NASDAQ-100	9.51	10.90	2,009.70
ProFund VP Oil & Gas	9.02	10.31	0.00
ProFund VP Pharmaceuticals	9.51	9.27	0.00
ProFund VP Precious Metals	8.98	11.58	152.17
ProFund VP Real Estate	6.53	7.90	0.00
ProFund VP Rising Rates Opportunity	6.51	5.30	3,178.33
ProFund VP Semiconductor	7.23	7.89	0.00
ProFund VP Short Dow 30	7.66	5.81	0.00
ProFund VP Short Emerging Markets	6.29	4.98	0.00
ProFund VP Short International	9.25	7.65	0.00
ProFund VP Short Mid-Cap	7.64	5.49	0.00
ProFund VP Short NASDAQ-100	6.92	5.29	0.00
ProFund VP Short Small-Cap	7.76	5.35	0.00
ProFund VP Small-Cap	7.25	8.78	222.37
ProFund VP Small-Cap Growth	7.64	9.32	0.00
ProFund VP Small-Cap Value	7.15	8.47	0.00
ProFund VP Technology	9.63	10.35	0.00
ProFund VP Telecommunications	8.17	9.17	0.00
ProFund VP U.S. Government Plus	11.02	11.76	0.00
ProFund VP UltraBull	4.86	5.76	807.87
ProFund VP UltraMid-Cap	4.89	7.10	0.00
ProFund VP UltraNASDAQ-100	7.03	9.22	0.00
ProFund VP UltraShort Dow 30	7.06	4.54	0.00
ProFund VP UltraShort NASDAQ-100	6.03	3.45	1,054.61
ProFund VP UltraSmall-Cap	3.71	5.34	3,230.70
ProFund VP Utilities	9.49	9.75	0.00
Rydex VT Dow 2x Strategy Fund	29.81	36.02	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.26	4.24	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.00	9.29	0.00
Rydex VT S&P 500 2x Strategy Fund	4.82	5.86	0.00
Rydex VT U.S. Government Money Market Fund	9.65	9.36	0.00
UIF Emerging Markets Debt Portfolio[10]	11.43	12.17	0.00
UIF Emerging Markets Equity Portfolio[11]	10.35	11.94	1,419.07
UIF Mid Cap Growth Portfolio[12]	9.19	11.79	1,563.08
UIF U.S. Real Estate Portfolio[13]	7.37	9.26	0.00
Van Eck VIP Global Hard Assets Fund[14]	10.96	13.67	141.50

1Formerly Chariot Absolute Return Currency Portfolio                                        8Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio         10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                             11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                  12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                              13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                            14Formerly Van Eck Worldwide Hard Assets Fund

Table 27 – 3.10% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Access VP High Yield	10.72	12.09	5,708.45
Adaptive Allocation Portfolio	8.85	10.05	13,282.64
Alger Small Cap Growth Portfolio	12.60	15.31	644.22
American Century VP Income & Growth Fund	8.64	9.53	0.00
American Century VP International Fund	11.62	12.75	2,139.25
American Century VP Large Company Value Fund	8.02	8.61	543.61
American Century VP Mid Cap Value Fund	10.76	12.41	0.00
American Century VP Ultra Fund	7.99	8.97	0.00
Chariot Absolute Return All Opportunities[1]	9.74	9.49	108,810.70
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.03	6.56	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.50	9.44	911.73
Direxion Dynamic HY Bond Fund	8.91	8.99	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	8.91	9.90	0.00
Dreyfus VIF Appreciation Portfolio	9.24	10.31	3,058.13
Dreyfus VIF International Value Portfolio	8.11	8.20	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.30	9.21	2,829.95
Invesco V.I. Basic Value[4]	6.90	7.15	4,111.30
Invesco V.I. Global Real Estate[5]	7.86	8.93	3,100.26
Invesco V.I. International Growth[6]	9.13	9.97	3,273.28
Invesco V.I. Mid Cap Core Equity[7]	9.50	10.48	950.09
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.48	9.22	6,018.95
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.63	10.22	3,395.54
PIMCO VIT All Asset Portfolio	10.81	11.84	10,624.63
PIMCO VIT High Yield Portfolio	10.50	11.64	25,972.60
PIMCO VIT Low Duration Portfolio	11.16	11.38	9,924.56
PIMCO VIT Real Return Portfolio	11.11	11.64	6,426.20
PIMCO VIT Total Return Portfolio	12.10	12.66	10,141.41
ProFund VP Asia 30	11.58	12.79	1,900.44
ProFund VP Banks	3.57	3.75	0.00
ProFund VP Basic Materials	9.22	11.60	6,009.29
ProFund VP Bear	8.64	6.89	0.00
ProFund VP Biotechnology	9.63	9.81	0.00
ProFund VP Bull	7.81	8.52	7,595.47
ProFund VP Consumer Goods	9.48	10.79	2,634.60
ProFund VP Consumer Services	8.03	9.45	9,305.67
ProFund VP Dow 30	8.56	9.15	0.00
ProFund VP Emerging Markets	7.67	8.16	1,365.21
ProFund VP Europe 30	7.97	7.93	2,390.27
ProFund VP Falling U.S. Dollar	9.14	8.63	0.00
ProFund VP Financials	4.56	4.91	0.00
ProFund VP Health Care	9.32	9.30	1,645.09
ProFund VP Industrials	7.47	8.97	3,496.50
ProFund VP International	6.35	6.63	0.00
ProFund VP Internet	9.73	12.76	0.00
ProFund VP Japan	5.48	4.96	5,968.97
ProFund VP Large-Cap Growth	8.59	9.42	4,545.16
ProFund VP Large-Cap Value	7.00	7.67	357.34
ProFund VP Mid-Cap	7.68	9.24	0.00
ProFund VP Mid-Cap Growth	8.28	10.31	3,148.38
ProFund VP Mid-Cap Value	7.64	8.93	3,691.05
ProFund VP Money Market	9.58	9.29	95,946.64
ProFund VP NASDAQ-100	9.49	10.88	12,944.48
ProFund VP Oil & Gas	9.01	10.28	5,877.77
ProFund VP Pharmaceuticals	9.49	9.25	0.00
ProFund VP Precious Metals	8.96	11.55	6,432.94
ProFund VP Real Estate	6.52	7.88	4,945.42
ProFund VP Rising Rates Opportunity	6.50	5.29	31,551.90
ProFund VP Semiconductor	7.22	7.87	0.00
ProFund VP Short Dow 30	7.65	5.79	546.17
ProFund VP Short Emerging Markets	6.29	4.97	0.00
ProFund VP Short International	9.24	7.64	0.00
ProFund VP Short Mid-Cap	7.62	5.48	491.49
ProFund VP Short NASDAQ-100	6.91	5.28	536.26
ProFund VP Short Small-Cap	7.75	5.34	487.31
ProFund VP Small-Cap	7.24	8.76	0.00
ProFund VP Small-Cap Growth	7.63	9.30	3,311.11
ProFund VP Small-Cap Value	7.14	8.45	4,317.12
ProFund VP Technology	9.61	10.32	0.00
ProFund VP Telecommunications	8.16	9.15	413.49
ProFund VP U.S. Government Plus	11.00	11.74	0.00
ProFund VP UltraBull	4.85	5.75	37,048.28
ProFund VP UltraMid-Cap	4.88	7.08	42,620.57
ProFund VP UltraNASDAQ-100	7.02	9.20	1,779.98
ProFund VP UltraShort Dow 30	7.05	4.53	0.00
ProFund VP UltraShort NASDAQ-100	6.02	3.44	26,318.83
ProFund VP UltraSmall-Cap	3.70	5.33	3,979.67
ProFund VP Utilities	9.47	9.73	4,354.45
Rydex VT Dow 2x Strategy Fund	29.75	35.94	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.25	4.23	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	6.98	9.27	0.00
Rydex VT S&P 500 2x Strategy Fund	4.81	5.85	0.00
Rydex VT U.S. Government Money Market Fund	8.82	8.56	0.00
UIF Emerging Markets Debt Portfolio[10]	11.41	12.14	4,973.70
UIF Emerging Markets Equity Portfolio[11]	10.33	11.92	6,531.63
UIF Mid Cap Growth Portfolio[12]	9.17	11.76	5,596.43
UIF U.S. Real Estate Portfolio[13]	7.36	9.24	162.09
Van Eck VIP Global Hard Assets Fund[14]	10.94	13.64	4,369.44

1Formerly Chariot Absolute Return Currency Portfolio                                        8Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio         10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                             11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                  12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                              13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                            14Formerly Van Eck Worldwide Hard Assets Fund

Table 28 – 3.15% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider

Access VP High Yield	10.70	12.06	663.91
Adaptive Allocation Portfolio	8.84	10.03	0.00
Alger Small Cap Growth Portfolio	10.24	12.43	0.00
American Century VP Income & Growth Fund	7.95	8.77	0.00
American Century VP International Fund	10.20	11.18	0.00
American Century VP Large Company Value Fund	7.96	8.55	0.00
American Century VP Mid Cap Value Fund	10.29	11.86	0.00
American Century VP Ultra Fund	8.24	9.25	0.00
Chariot Absolute Return All Opportunities[1]	9.74	9.48	0.00
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.02	6.54	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.49	9.41	0.00
Direxion Dynamic HY Bond Fund	8.90	8.97	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	8.89	9.87	0.00
Dreyfus VIF Appreciation Portfolio	9.23	10.29	0.00
Dreyfus VIF International Value Portfolio	8.10	8.18	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.99	8.81	0.00
Invesco V.I. Basic Value[4]	6.89	7.14	0.00
Invesco V.I. Global Real Estate[5]	7.84	8.91	0.00
Invesco V.I. International Growth[6]	9.11	9.94	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.48	10.45	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.46	9.20	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.61	10.20	0.00
PIMCO VIT All Asset Portfolio	10.79	11.81	0.00
PIMCO VIT High Yield Portfolio	10.49	11.62	0.00
PIMCO VIT Low Duration Portfolio	11.14	11.35	0.00
PIMCO VIT Real Return Portfolio	11.09	11.61	0.00
PIMCO VIT Total Return Portfolio	12.07	12.63	0.00
ProFund VP Asia 30	11.56	12.76	0.00
ProFund VP Banks	3.56	3.74	0.00
ProFund VP Basic Materials	9.21	11.57	543.03
ProFund VP Bear	8.63	6.87	0.00
ProFund VP Biotechnology	9.61	9.79	0.00
ProFund VP Bull	7.79	8.50	0.00
ProFund VP Consumer Goods	9.47	10.77	0.00
ProFund VP Consumer Services	8.01	9.42	551.69
ProFund VP Dow 30	8.55	9.13	0.00
ProFund VP Emerging Markets	7.66	8.15	0.00
ProFund VP Europe 30	7.95	7.91	0.00
ProFund VP Falling U.S. Dollar	9.13	8.62	0.00
ProFund VP Financials	4.55	4.89	0.00
ProFund VP Health Care	9.31	9.27	0.00
ProFund VP Industrials	7.46	8.95	608.91
ProFund VP International	6.34	6.62	0.00
ProFund VP Internet	9.71	12.73	0.00
ProFund VP Japan	5.47	4.95	1,014.32
ProFund VP Large-Cap Growth	8.57	9.40	551.13
ProFund VP Large-Cap Value	6.99	7.65	0.00
ProFund VP Mid-Cap	7.67	9.22	0.00
ProFund VP Mid-Cap Growth	8.27	10.29	530.87
ProFund VP Mid-Cap Value	7.63	8.90	595.46
ProFund VP Money Market	9.57	9.27	12,346.95
ProFund VP NASDAQ-100	9.47	10.85	0.00
ProFund VP Oil & Gas	8.99	10.26	531.53
ProFund VP Pharmaceuticals	9.47	9.22	0.00
ProFund VP Precious Metals	8.94	11.52	0.00
ProFund VP Real Estate	6.51	7.86	0.00
ProFund VP Rising Rates Opportunity	6.48	5.28	0.00
ProFund VP Semiconductor	7.21	7.85	0.00
ProFund VP Short Dow 30	7.63	5.78	0.00
ProFund VP Short Emerging Markets	6.28	4.97	0.00
ProFund VP Short International	9.23	7.63	0.00
ProFund VP Short Mid-Cap	7.61	5.47	0.00
ProFund VP Short NASDAQ-100	6.90	5.27	0.00
ProFund VP Short Small-Cap	7.74	5.33	0.00
ProFund VP Small-Cap	7.23	8.74	0.00
ProFund VP Small-Cap Growth	7.62	9.28	571.13
ProFund VP Small-Cap Value	7.13	8.43	642.89
ProFund VP Technology	9.60	10.30	0.00
ProFund VP Telecommunications	8.14	9.13	0.00
ProFund VP U.S. Government Plus	10.98	11.71	0.00
ProFund VP UltraBull	4.84	5.73	0.00
ProFund VP UltraMid-Cap	4.87	7.07	0.00
ProFund VP UltraNASDAQ-100	7.00	9.18	0.00
ProFund VP UltraShort Dow 30	7.04	4.52	0.00
ProFund VP UltraShort NASDAQ-100	6.01	3.44	0.00
ProFund VP UltraSmall-Cap	3.70	5.32	0.00
ProFund VP Utilities	9.45	9.71	0.00
Rydex VT Dow 2x Strategy Fund	29.70	35.86	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.24	4.22	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	6.97	9.25	0.00
Rydex VT S&P 500 2x Strategy Fund	4.80	5.84	0.00
Rydex VT U.S. Government Money Market Fund	9.60	9.31	0.00
UIF Emerging Markets Debt Portfolio[10]	11.39	12.11	0.00
UIF Emerging Markets Equity Portfolio[11]	10.31	11.89	0.00
UIF Mid Cap Growth Portfolio[12]	9.15	11.73	0.00
UIF U.S. Real Estate Portfolio[13]	7.35	9.22	0.00
Van Eck VIP Global Hard Assets Fund[14]	10.92	13.61	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio         10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                             11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                  12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                              13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                            14Formerly Van Eck Worldwide Hard Assets Fund

Table 29 – 3.20% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

Access VP High Yield	10.68	12.04	0.00
Adaptive Allocation Portfolio	8.82	10.01	29,580.57
Alger Small Cap Growth Portfolio	11.02	13.37	275.55
American Century VP Income & Growth Fund	7.92	8.73	1,588.36
American Century VP International Fund	10.31	11.30	0.00
American Century VP Large Company Value Fund	7.93	8.51	0.00
American Century VP Mid Cap Value Fund	10.73	12.37	1,604.43
American Century VP Ultra Fund	8.17	9.17	1,073.05
Chariot Absolute Return All Opportunities[1]	9.73	9.48	38,112.77
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.01	6.53	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.47	9.39	2,083.61
Direxion Dynamic HY Bond Fund	8.88	8.95	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	8.88	9.85	0.00
Dreyfus VIF Appreciation Portfolio	9.21	10.26	11,956.24
Dreyfus VIF International Value Portfolio	8.08	8.16	2,147.28
Goldman Sachs VIT Structured Small Cap Equity Fund	7.23	9.11	1,045.32
Invesco V.I. Basic Value[4]	6.87	7.12	2,252.12
Invesco V.I. Global Real Estate[5]	7.83	8.89	1,084.02
Invesco V.I. International Growth[6]	9.10	9.92	2,202.59
Invesco V.I. Mid Cap Core Equity[7]	9.46	10.43	1,470.10
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.45	9.18	4,298.43
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.60	10.17	590.55
PIMCO VIT All Asset Portfolio	10.77	11.79	1,751.44
PIMCO VIT High Yield Portfolio	10.47	11.59	18,197.36
PIMCO VIT Low Duration Portfolio	11.11	11.32	1,391.20
PIMCO VIT Real Return Portfolio	11.07	11.58	574.50
PIMCO VIT Total Return Portfolio	12.05	12.60	2,039.61
ProFund VP Asia 30	11.54	12.73	0.00
ProFund VP Banks	3.55	3.73	0.00
ProFund VP Basic Materials	9.19	11.54	299.17
ProFund VP Bear	8.61	6.86	0.00
ProFund VP Biotechnology	9.59	9.76	0.00
ProFund VP Bull	7.78	8.48	2,446.95
ProFund VP Consumer Goods	9.45	10.74	195.17
ProFund VP Consumer Services	8.00	9.40	4,063.66
ProFund VP Dow 30	8.53	9.11	3,111.86
ProFund VP Emerging Markets	7.65	8.14	3,798.75
ProFund VP Europe 30	7.94	7.89	0.00
ProFund VP Falling U.S. Dollar	9.12	8.60	0.00
ProFund VP Financials	4.55	4.88	0.00
ProFund VP Health Care	9.29	9.25	226.55
ProFund VP Industrials	7.45	8.93	350.09
ProFund VP International	6.33	6.61	0.00
ProFund VP Internet	9.69	12.70	0.00
ProFund VP Japan	5.46	4.94	0.00
ProFund VP Large-Cap Growth	8.56	9.38	2,305.42
ProFund VP Large-Cap Value	6.98	7.63	0.00
ProFund VP Mid-Cap	7.66	9.21	0.00
ProFund VP Mid-Cap Growth	8.25	10.26	294.19
ProFund VP Mid-Cap Value	7.62	8.88	733.80
ProFund VP Money Market	9.55	9.25	115,170.98
ProFund VP NASDAQ-100	9.45	10.83	15,335.59
ProFund VP Oil & Gas	8.97	10.23	1,514.98
ProFund VP Pharmaceuticals	9.46	9.20	0.00
ProFund VP Precious Metals	8.93	11.49	5,511.57
ProFund VP Real Estate	6.50	7.85	8,300.67
ProFund VP Rising Rates Opportunity	6.47	5.26	8,216.84
ProFund VP Semiconductor	7.19	7.83	0.00
ProFund VP Short Dow 30	7.62	5.76	0.00
ProFund VP Short Emerging Markets	6.28	4.96	422.78
ProFund VP Short International	9.22	7.62	0.00
ProFund VP Short Mid-Cap	7.60	5.46	0.00
ProFund VP Short NASDAQ-100	6.89	5.26	0.00
ProFund VP Short Small-Cap	7.72	5.31	0.00
ProFund VP Small-Cap	7.21	8.72	0.00
ProFund VP Small-Cap Growth	7.60	9.26	370.60
ProFund VP Small-Cap Value	7.11	8.41	955.72
ProFund VP Technology	9.58	10.27	0.00
ProFund VP Telecommunications	8.13	9.10	0.00
ProFund VP U.S. Government Plus	10.96	11.68	15,427.46
ProFund VP UltraBull	4.83	5.72	17,638.59
ProFund VP UltraMid-Cap	4.86	7.05	116.59
ProFund VP UltraNASDAQ-100	6.99	9.16	89.67
ProFund VP UltraShort Dow 30	7.04	4.52	0.00
ProFund VP UltraShort NASDAQ-100	6.01	3.43	9,703.06
ProFund VP UltraSmall-Cap	3.69	5.30	154.17
ProFund VP Utilities	9.44	9.68	3,251.64
Rydex VT Dow 2x Strategy Fund	29.65	35.77	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.23	4.21	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	6.96	9.23	0.00
Rydex VT S&P 500 2x Strategy Fund	4.79	5.82	0.00
Rydex VT U.S. Government Money Market Fund	9.52	9.22	1,312.04
UIF Emerging Markets Debt Portfolio[10]	11.37	12.08	138.58
UIF Emerging Markets Equity Portfolio[11]	10.30	11.86	390.82
UIF Mid Cap Growth Portfolio[12]	9.14	11.71	2,217.65
UIF U.S. Real Estate Portfolio[13]	7.33	9.20	400.45
Van Eck VIP Global Hard Assets Fund[14]	10.90	13.58	1,360.99

1Formerly Chariot Absolute Return Currency Portfolio                                        8Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio         10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                             11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                  12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                              13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                            14Formerly Van Eck Worldwide Hard Assets Fund

Table 30 – 3.25% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Access VP High Yield	10.66	12.01	0.00
Adaptive Allocation Portfolio	8.81	10.00	30,603.59
Alger Small Cap Growth Portfolio	12.45	15.11	0.00
American Century VP Income & Growth Fund	8.53	9.41	0.00
American Century VP International Fund	11.49	12.58	72.42
American Century VP Large Company Value Fund	7.96	8.53	0.00
American Century VP Mid Cap Value Fund	10.68	12.30	35.37
American Century VP Ultra Fund	7.93	8.89	0.00
Chariot Absolute Return All Opportunities[1]	9.73	9.47	46,565.82
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.00	6.51	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.46	9.37	0.00
Direxion Dynamic HY Bond Fund	8.86	8.92	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	8.86	9.83	0.00
Dreyfus VIF Appreciation Portfolio	9.19	10.24	573.38
Dreyfus VIF International Value Portfolio	8.07	8.14	43.27
Goldman Sachs VIT Structured Small Cap Equity Fund	7.24	9.12	261.30
Invesco V.I. Basic Value[4]	6.86	7.10	367.99
Invesco V.I. Global Real Estate[5]	7.82	8.87	30.30
Invesco V.I. International Growth[6]	9.08	9.90	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.44	10.40	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.43	9.16	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.58	10.15	109.24
PIMCO VIT All Asset Portfolio	10.75	11.76	1,385.74
PIMCO VIT High Yield Portfolio	10.45	11.56	12,374.51
PIMCO VIT Low Duration Portfolio	11.09	11.30	1,085.50
PIMCO VIT Real Return Portfolio	11.05	11.56	743.62
PIMCO VIT Total Return Portfolio	12.03	12.58	1,457.89
ProFund VP Asia 30	11.52	12.70	1,113.73
ProFund VP Banks	3.55	3.72	0.00
ProFund VP Basic Materials	9.17	11.52	0.00
ProFund VP Bear	8.60	6.84	0.00
ProFund VP Biotechnology	9.57	9.74	0.00
ProFund VP Bull	7.76	8.46	3,750.30
ProFund VP Consumer Goods	9.43	10.72	49.83
ProFund VP Consumer Services	7.98	9.38	1,164.36
ProFund VP Dow 30	8.52	9.08	1,199.36
ProFund VP Emerging Markets	7.65	8.13	698.86
ProFund VP Europe 30	7.92	7.87	208.92
ProFund VP Falling U.S. Dollar	9.11	8.59	0.00
ProFund VP Financials	4.54	4.87	0.00
ProFund VP Health Care	9.27	9.23	365.58
ProFund VP Industrials	7.43	8.91	0.00
ProFund VP International	6.33	6.60	0.00
ProFund VP Internet	9.67	12.67	0.00
ProFund VP Japan	5.45	4.93	0.00
ProFund VP Large-Cap Growth	8.54	9.36	180.30
ProFund VP Large-Cap Value	6.97	7.61	0.00
ProFund VP Mid-Cap	7.66	9.19	0.00
ProFund VP Mid-Cap Growth	8.24	10.24	6,503.18
ProFund VP Mid-Cap Value	7.60	8.86	0.00
ProFund VP Money Market	9.53	9.23	44,266.22
ProFund VP NASDAQ-100	9.44	10.80	1,607.35
ProFund VP Oil & Gas	8.96	10.21	133.95
ProFund VP Pharmaceuticals	9.44	9.18	64.23
ProFund VP Precious Metals	8.91	11.47	3,308.21
ProFund VP Real Estate	6.48	7.83	1,348.61
ProFund VP Rising Rates Opportunity	6.46	5.25	4,064.58
ProFund VP Semiconductor	7.18	7.81	0.00
ProFund VP Short Dow 30	7.60	5.75	0.00
ProFund VP Short Emerging Markets	6.27	4.95	107.89
ProFund VP Short International	9.21	7.61	0.00
ProFund VP Short Mid-Cap	7.58	5.44	0.00
ProFund VP Short NASDAQ-100	6.87	5.24	0.00
ProFund VP Short Small-Cap	7.71	5.30	0.00
ProFund VP Small-Cap	7.20	8.70	0.00
ProFund VP Small-Cap Growth	7.59	9.24	0.00
ProFund VP Small-Cap Value	7.10	8.39	0.00
ProFund VP Technology	9.56	10.25	0.00
ProFund VP Telecommunications	8.11	9.08	0.00
ProFund VP U.S. Government Plus	10.93	11.65	485.19
ProFund VP UltraBull	4.82	5.71	25,837.30
ProFund VP UltraMid-Cap	4.85	7.03	0.00
ProFund VP UltraNASDAQ-100	6.98	9.13	0.00
ProFund VP UltraShort Dow 30	7.03	4.51	0.00
ProFund VP UltraShort NASDAQ-100	6.00	3.43	20,065.17
ProFund VP UltraSmall-Cap	3.68	5.29	4,870.44
ProFund VP Utilities	9.42	9.66	1,019.20
Rydex VT Dow 2x Strategy Fund	29.59	35.69	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.22	4.20	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	6.95	9.21	0.00
Rydex VT S&P 500 2x Strategy Fund	4.78	5.81	0.00
Rydex VT U.S. Government Money Market Fund	8.72	8.45	0.00
UIF Emerging Markets Debt Portfolio[10]	11.35	12.06	463.29
UIF Emerging Markets Equity Portfolio[11]	10.28	11.83	4,090.89
UIF Mid Cap Growth Portfolio[12]	9.12	11.68	514.31
UIF U.S. Real Estate Portfolio[13]	7.32	9.18	0.00
Van Eck VIP Global Hard Assets Fund[14]	10.88	13.55	105.52

1Formerly Chariot Absolute Return Currency Portfolio                                        8Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio         10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                             11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                  12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                              13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                            14Formerly Van Eck Worldwide Hard Assets Fund

Table 31 – 3.30% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider and 3 Year CDSC

Base Contract with 1.30% M&E; 5% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

Access VP High Yield	10.64	11.98	465.46
Adaptive Allocation Portfolio	8.80	9.98	48,545.80
Alger Small Cap Growth Portfolio	8.40	10.19	0.00
American Century VP Income & Growth Fund	7.57	8.34	0.00
American Century VP International Fund	8.38	9.17	2,466.39
American Century VP Large Company Value Fund	7.39	7.93	6,221.25
American Century VP Mid Cap Value Fund	9.44	10.87	0.00
American Century VP Ultra Fund	8.22	9.21	568.82
Chariot Absolute Return All Opportunities[1]	9.73	9.46	46,464.48
Credit Suisse Trust – International Equity Flex III Portfolio[2]	5.98	6.50	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.44	9.35	0.00
Direxion Dynamic HY Bond Fund	8.85	8.90	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	8.85	9.80	0.00
Dreyfus VIF Appreciation Portfolio	9.18	10.21	0.00
Dreyfus VIF International Value Portfolio	8.05	8.12	1,788.41
Goldman Sachs VIT Structured Small Cap Equity Fund	6.23	7.84	3,484.74
Invesco V.I. Basic Value[4]	6.85	7.09	0.00
Invesco V.I. Global Real Estate[5]	7.80	8.85	2,633.43
Invesco V.I. International Growth[6]	9.06	9.87	4,824.63
Invesco V.I. Mid Cap Core Equity[7]	9.43	10.38	1,093.71
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.41	9.13	4,391.23
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.57	10.13	975.79
PIMCO VIT All Asset Portfolio	10.73	11.73	3,598.53
PIMCO VIT High Yield Portfolio	10.43	11.54	2,334.78
PIMCO VIT Low Duration Portfolio	11.07	11.27	1,281.73
PIMCO VIT Real Return Portfolio	11.03	11.53	1,680.94
PIMCO VIT Total Return Portfolio	12.01	12.55	1,740.99
ProFund VP Asia 30	11.49	12.67	0.00
ProFund VP Banks	3.54	3.71	0.00
ProFund VP Basic Materials	9.15	11.49	0.00
ProFund VP Bear	8.58	6.82	0.00
ProFund VP Biotechnology	9.56	9.72	0.00
ProFund VP Bull	7.75	8.44	2,087.30
ProFund VP Consumer Goods	9.42	10.69	4,584.35
ProFund VP Consumer Services	7.97	9.36	0.00
ProFund VP Dow 30	8.50	9.06	0.00
ProFund VP Emerging Markets	7.64	8.11	0.00
ProFund VP Europe 30	7.91	7.85	4,240.36
ProFund VP Falling U.S. Dollar	9.10	8.58	0.00
ProFund VP Financials	4.53	4.86	0.00
ProFund VP Health Care	9.26	9.21	2,970.06
ProFund VP Industrials	7.42	8.88	0.00
ProFund VP International	6.32	6.59	0.00
ProFund VP Internet	9.66	12.64	1,621.65
ProFund VP Japan	5.44	4.92	0.00
ProFund VP Large-Cap Growth	8.52	9.33	3,337.07
ProFund VP Large-Cap Value	6.95	7.60	0.00
ProFund VP Mid-Cap	7.65	9.18	0.00
ProFund VP Mid-Cap Growth	8.22	10.21	4,158.74
ProFund VP Mid-Cap Value	7.59	8.84	310.71
ProFund VP Money Market	9.51	9.21	45,120.11
ProFund VP NASDAQ-100	9.42	10.78	5,311.37
ProFund VP Oil & Gas	8.94	10.19	0.00
ProFund VP Pharmaceuticals	9.42	9.16	0.00
ProFund VP Precious Metals	8.90	11.44	5,851.99
ProFund VP Real Estate	6.47	7.81	0.00
ProFund VP Rising Rates Opportunity	6.45	5.24	22,034.22
ProFund VP Semiconductor	7.17	7.80	0.00
ProFund VP Short Dow 30	7.59	5.74	0.00
ProFund VP Short Emerging Markets	6.26	4.94	0.00
ProFund VP Short International	9.20	7.59	0.00
ProFund VP Short Mid-Cap	7.57	5.43	0.00
ProFund VP Short NASDAQ-100	6.86	5.23	0.00
ProFund VP Short Small-Cap	7.69	5.29	0.00
ProFund VP Small-Cap	7.19	8.68	403.67
ProFund VP Small-Cap Growth	7.57	9.21	0.00
ProFund VP Small-Cap Value	7.09	8.37	80.71
ProFund VP Technology	9.54	10.23	0.00
ProFund VP Telecommunications	8.10	9.06	0.00
ProFund VP U.S. Government Plus	10.91	11.63	0.00
ProFund VP UltraBull	4.82	5.69	2,224.10
ProFund VP UltraMid-Cap	4.85	7.02	0.00
ProFund VP UltraNASDAQ-100	6.96	9.11	0.00
ProFund VP UltraShort Dow 30	7.02	4.50	0.00
ProFund VP UltraShort NASDAQ-100	5.99	3.42	1,735.18
ProFund VP UltraSmall-Cap	3.68	5.28	0.00
ProFund VP Utilities	9.40	9.64	0.00
Rydex VT Dow 2x Strategy Fund	29.54	35.61	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.21	4.19	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	6.93	9.18	0.00
Rydex VT S&P 500 2x Strategy Fund	4.77	5.80	0.00
Rydex VT U.S. Government Money Market Fund	9.57	9.26	0.00
UIF Emerging Markets Debt Portfolio[10]	11.33	12.03	453.67
UIF Emerging Markets Equity Portfolio[11]	10.26	11.81	3,547.44
UIF Mid Cap Growth Portfolio[12]	9.10	11.65	2,541.00
UIF U.S. Real Estate Portfolio[13]	7.31	9.16	750.52
Van Eck VIP Global Hard Assets Fund[14]	10.86	13.52	1,031.19

1Formerly Chariot Absolute Return Currency Portfolio                                        8Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio         10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                             11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                  12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                              13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                            14Formerly Van Eck Worldwide Hard Assets Fund

Table 32 – 3.35% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Access VP High Yield	10.62	11.95	1,096.14
Adaptive Allocation Portfolio	8.79	9.96	74,264.29
Alger Small Cap Growth Portfolio	12.36	14.97	0.00
American Century VP Income & Growth Fund	8.47	9.32	282.86
American Century VP International Fund	11.40	12.47	0.00
American Century VP Large Company Value Fund	7.92	8.48	0.00
American Century VP Mid Cap Value Fund	10.62	12.22	139.58
American Century VP Ultra Fund	7.89	8.83	0.00
Chariot Absolute Return All Opportunities[1]	9.73	9.45	37,689.17
Credit Suisse Trust – International Equity Flex III Portfolio[2]	5.97	6.48	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.43	9.33	285.01
Direxion Dynamic HY Bond Fund	8.83	8.88	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	8.83	9.78	0.00
Dreyfus VIF Appreciation Portfolio	9.16	10.19	4,705.73
Dreyfus VIF International Value Portfolio	8.04	8.10	351.61
Goldman Sachs VIT Structured Small Cap Equity Fund	7.21	9.07	67.17
Invesco V.I. Basic Value[4]	6.84	7.07	359.42
Invesco V.I. Global Real Estate[5]	7.79	8.83	304.78
Invesco V.I. International Growth[6]	9.05	9.85	108.69
Invesco V.I. Mid Cap Core Equity[7]	9.41	10.35	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.40	9.11	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.55	10.10	113.10
PIMCO VIT All Asset Portfolio	10.71	11.70	1,986.79
PIMCO VIT High Yield Portfolio	10.41	11.51	6,096.10
PIMCO VIT Low Duration Portfolio	11.05	11.24	30.59
PIMCO VIT Real Return Portfolio	11.01	11.50	592.06
PIMCO VIT Total Return Portfolio	11.98	12.52	622.70
ProFund VP Asia 30	11.47	12.64	230.08
ProFund VP Banks	3.53	3.70	0.00
ProFund VP Basic Materials	9.14	11.46	891.90
ProFund VP Bear	8.57	6.81	0.00
ProFund VP Biotechnology	9.54	9.70	0.00
ProFund VP Bull	7.73	8.42	1,269.84
ProFund VP Consumer Goods	9.40	10.67	10,737.02
ProFund VP Consumer Services	7.95	9.34	2,409.42
ProFund VP Dow 30	8.48	9.04	332.12
ProFund VP Emerging Markets	7.63	8.10	10,184.94
ProFund VP Europe 30	7.90	7.84	0.00
ProFund VP Falling U.S. Dollar	9.09	8.56	0.00
ProFund VP Financials	4.52	4.85	0.00
ProFund VP Health Care	9.24	9.19	12,464.66
ProFund VP Industrials	7.41	8.86	1,004.74
ProFund VP International	6.31	6.58	0.00
ProFund VP Internet	9.64	12.61	0.00
ProFund VP Japan	5.43	4.91	1,911.68
ProFund VP Large-Cap Growth	8.51	9.31	1,319.51
ProFund VP Large-Cap Value	6.94	7.58	0.00
ProFund VP Mid-Cap	7.64	9.17	0.00
ProFund VP Mid-Cap Growth	8.21	10.19	2,743.00
ProFund VP Mid-Cap Value	7.57	8.82	1,007.42
ProFund VP Money Market	9.50	9.19	56,434.77
ProFund VP NASDAQ-100	9.40	10.75	25,465.05
ProFund VP Oil & Gas	8.92	10.16	1,057.62
ProFund VP Pharmaceuticals	9.40	9.14	0.00
ProFund VP Precious Metals	8.88	11.41	5,738.96
ProFund VP Real Estate	6.46	7.79	5,206.11
ProFund VP Rising Rates Opportunity	6.44	5.23	7,376.22
ProFund VP Semiconductor	7.15	7.78	0.00
ProFund VP Short Dow 30	7.58	5.72	0.00
ProFund VP Short Emerging Markets	6.26	4.93	23,136.42
ProFund VP Short International	9.19	7.58	0.00
ProFund VP Short Mid-Cap	7.55	5.42	0.00
ProFund VP Short NASDAQ-100	6.85	5.22	0.00
ProFund VP Short Small-Cap	7.68	5.28	0.00
ProFund VP Small-Cap	7.17	8.66	0.00
ProFund VP Small-Cap Growth	7.56	9.19	987.38
ProFund VP Small-Cap Value	7.07	8.35	1,377.24
ProFund VP Technology	9.53	10.20	0.00
ProFund VP Telecommunications	8.08	9.04	0.00
ProFund VP U.S. Government Plus	10.89	11.60	159.36
ProFund VP UltraBull	4.81	5.68	10,420.69
ProFund VP UltraMid-Cap	4.84	7.00	384.84
ProFund VP UltraNASDAQ-100	6.95	9.09	295.99
ProFund VP UltraShort Dow 30	7.01	4.49	0.00
ProFund VP UltraShort NASDAQ-100	5.99	3.41	4,376.90
ProFund VP UltraSmall-Cap	3.67	5.27	1,696.80
ProFund VP Utilities	9.38	9.62	1,293.62
Rydex VT Dow 2x Strategy Fund	29.48	35.52	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.20	4.18	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	6.92	9.16	0.00
Rydex VT S&P 500 2x Strategy Fund	4.77	5.78	0.00
Rydex VT U.S. Government Money Market Fund	8.66	8.37	0.00
UIF Emerging Markets Debt Portfolio[10]	11.31	12.00	142.80
UIF Emerging Markets Equity Portfolio[11]	10.24	11.78	979.45
UIF Mid Cap Growth Portfolio[12]	9.09	11.62	106.85
UIF U.S. Real Estate Portfolio[13]	7.29	9.13	0.00
Van Eck VIP Global Hard Assets Fund[14]	10.84	13.48	90.88

1Formerly Chariot Absolute Return Currency Portfolio                                        8Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio         10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                             11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                  12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                              13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                            14Formerly Van Eck Worldwide Hard Assets Fund

Table 33 – 3.40% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Access VP High Yield	10.60	11.92	0.00
Adaptive Allocation Portfolio	8.78	9.94	9,039.62
Alger Small Cap Growth Portfolio	10.13	12.26	0.00
American Century VP Income & Growth Fund	7.87	8.66	0.00
American Century VP International Fund	10.09	11.03	0.00
American Century VP Large Company Value Fund	7.87	8.43	214.79
American Century VP Mid Cap Value Fund	10.17	11.70	0.00
American Century VP Ultra Fund	8.15	9.13	0.00
Chariot Absolute Return All Opportunities[1]	9.72	9.45	2,915.63
Credit Suisse Trust – International Equity Flex III Portfolio[2]	5.96	6.47	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.41	9.31	0.00
Direxion Dynamic HY Bond Fund	8.82	8.86	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	8.81	9.76	0.00
Dreyfus VIF Appreciation Portfolio	9.14	10.17	0.00
Dreyfus VIF International Value Portfolio	8.02	8.08	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.91	8.70	204.93
Invesco V.I. Basic Value[4]	6.82	7.05	0.00
Invesco V.I. Global Real Estate[5]	7.77	8.81	134.71
Invesco V.I. International Growth[6]	9.03	9.83	284.45
Invesco V.I. Mid Cap Core Equity[7]	9.39	10.33	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.38	9.09	124.93
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.53	10.08	61.72
PIMCO VIT All Asset Portfolio	10.69	11.68	3,359.86
PIMCO VIT High Yield Portfolio	10.39	11.48	750.45
PIMCO VIT Low Duration Portfolio	11.03	11.22	0.00
PIMCO VIT Real Return Portfolio	10.99	11.47	0.00
PIMCO VIT Total Return Portfolio	11.96	12.49	1,334.63
ProFund VP Asia 30	11.45	12.61	0.00
ProFund VP Banks	3.53	3.69	0.00
ProFund VP Basic Materials	9.12	11.43	0.00
ProFund VP Bear	8.55	6.79	0.00
ProFund VP Biotechnology	9.52	9.67	0.00
ProFund VP Bull	7.72	8.40	131.80
ProFund VP Consumer Goods	9.38	10.64	194.59
ProFund VP Consumer Services	7.94	9.31	0.00
ProFund VP Dow 30	8.47	9.02	0.00
ProFund VP Emerging Markets	7.62	8.09	0.00
ProFund VP Europe 30	7.88	7.82	0.00
ProFund VP Falling U.S. Dollar	9.08	8.55	0.00
ProFund VP Financials	4.51	4.84	0.00
ProFund VP Health Care	9.22	9.17	211.82
ProFund VP Industrials	7.39	8.84	0.00
ProFund VP International	6.31	6.57	0.00
ProFund VP Internet	9.62	12.58	0.00
ProFund VP Japan	5.42	4.90	0.00
ProFund VP Large-Cap Growth	8.49	9.29	185.71
ProFund VP Large-Cap Value	6.93	7.56	0.00
ProFund VP Mid-Cap	7.63	9.15	0.00
ProFund VP Mid-Cap Growth	8.19	10.17	0.00
ProFund VP Mid-Cap Value	7.56	8.80	0.00
ProFund VP Money Market	9.48	9.16	6,077.79
ProFund VP NASDAQ-100	9.38	10.73	387.02
ProFund VP Oil & Gas	8.91	10.14	0.00
ProFund VP Pharmaceuticals	9.39	9.12	0.00
ProFund VP Precious Metals	8.86	11.39	436.82
ProFund VP Real Estate	6.45	7.77	0.00
ProFund VP Rising Rates Opportunity	6.42	5.21	1,038.55
ProFund VP Semiconductor	7.14	7.76	0.00
ProFund VP Short Dow 30	7.56	5.71	0.00
ProFund VP Short Emerging Markets	6.25	4.93	0.00
ProFund VP Short International	9.18	7.57	0.00
ProFund VP Short Mid-Cap	7.54	5.40	0.00
ProFund VP Short NASDAQ-100	6.84	5.21	0.00
ProFund VP Short Small-Cap	7.66	5.26	0.00
ProFund VP Small-Cap	7.16	8.64	0.00
ProFund VP Small-Cap Growth	7.55	9.17	0.00
ProFund VP Small-Cap Value	7.06	8.33	0.00
ProFund VP Technology	9.51	10.18	0.00
ProFund VP Telecommunications	8.07	9.02	0.00
ProFund VP U.S. Government Plus	10.87	11.57	93.31
ProFund VP UltraBull	4.80	5.67	280.05
ProFund VP UltraMid-Cap	4.83	6.98	225.32
ProFund VP UltraNASDAQ-100	6.94	9.07	173.29
ProFund VP UltraShort Dow 30	7.01	4.49	0.00
ProFund VP UltraShort NASDAQ-100	5.98	3.41	0.00
ProFund VP UltraSmall-Cap	3.66	5.26	297.94
ProFund VP Utilities	9.37	9.59	0.00
Rydex VT Dow 2x Strategy Fund	29.43	35.44	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.18	4.17	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	6.91	9.14	0.00
Rydex VT S&P 500 2x Strategy Fund	4.76	5.77	0.00
Rydex VT U.S. Government Money Market Fund	9.50	9.18	0.00
UIF Emerging Markets Debt Portfolio[10]	11.29	11.97	0.00
UIF Emerging Markets Equity Portfolio[11]	10.22	11.75	234.10
UIF Mid Cap Growth Portfolio[12]	9.07	11.60	155.01
UIF U.S. Real Estate Portfolio[13]	7.28	9.11	0.00
Van Eck VIP Global Hard Assets Fund[14]	10.82	13.45	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio         10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                             11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                  12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                              13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                            14Formerly Van Eck Worldwide Hard Assets Fund

Table 34 – 3.45% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 0 Year CDSC Rider

Access VP High Yield	10.58	11.90	1,149.06
Adaptive Allocation Portfolio	8.77	9.92	28,007.53
Alger Small Cap Growth Portfolio	8.36	10.12	0.00
American Century VP Income & Growth Fund	7.53	8.28	0.00
American Century VP International Fund	8.33	9.11	0.00
American Century VP Large Company Value Fund	7.35	7.87	0.00
American Century VP Mid Cap Value Fund	9.39	10.79	0.00
American Century VP Ultra Fund	8.18	9.15	0.00
Chariot Absolute Return All Opportunities[1]	9.72	9.44	11,319.78
Credit Suisse Trust – International Equity Flex III Portfolio[2]	5.95	6.45	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.40	9.28	0.00
Direxion Dynamic HY Bond Fund	8.80	8.84	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	8.80	9.73	0.00
Dreyfus VIF Appreciation Portfolio	9.13	10.14	0.00
Dreyfus VIF International Value Portfolio	8.01	8.06	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.19	7.79	0.00
Invesco V.I. Basic Value[4]	6.81	7.04	0.00
Invesco V.I. Global Real Estate[5]	7.76	8.79	0.00
Invesco V.I. International Growth[6]	9.01	9.81	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.38	10.31	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.37	9.07	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.52	10.05	0.00
PIMCO VIT All Asset Portfolio	10.67	11.65	0.00
PIMCO VIT High Yield Portfolio	10.37	11.46	0.00
PIMCO VIT Low Duration Portfolio	11.01	11.19	0.00
PIMCO VIT Real Return Portfolio	10.97	11.45	0.00
PIMCO VIT Total Return Portfolio	11.94	12.46	0.00
ProFund VP Asia 30	11.43	12.58	0.00
ProFund VP Banks	3.52	3.69	0.00
ProFund VP Basic Materials	9.10	11.41	939.84
ProFund VP Bear	8.53	6.78	0.00
ProFund VP Biotechnology	9.50	9.65	0.00
ProFund VP Bull	7.71	8.38	327.49
ProFund VP Consumer Goods	9.36	10.62	2,355.93
ProFund VP Consumer Services	7.92	9.29	954.86
ProFund VP Dow 30	8.45	9.00	0.00
ProFund VP Emerging Markets	7.61	8.08	1,430.78
ProFund VP Europe 30	7.87	7.80	392.71
ProFund VP Falling U.S. Dollar	9.07	8.54	0.00
ProFund VP Financials	4.50	4.83	0.00
ProFund VP Health Care	9.20	9.15	2,529.28
ProFund VP Industrials	7.38	8.82	1,053.90
ProFund VP International	6.30	6.56	0.00
ProFund VP Internet	9.60	12.55	150.37
ProFund VP Japan	5.41	4.88	1,755.57
ProFund VP Large-Cap Growth	8.48	9.27	953.89
ProFund VP Large-Cap Value	6.92	7.54	0.00
ProFund VP Mid-Cap	7.62	9.14	0.00
ProFund VP Mid-Cap Growth	8.18	10.14	1,304.54
ProFund VP Mid-Cap Value	7.55	8.78	1,030.62
ProFund VP Money Market	9.46	9.14	14,411.14
ProFund VP NASDAQ-100	9.37	10.70	3,241.08
ProFund VP Oil & Gas	8.89	10.11	919.96
ProFund VP Pharmaceuticals	9.37	9.10	0.00
ProFund VP Precious Metals	8.85	11.36	0.00
ProFund VP Real Estate	6.44	7.75	0.00
ProFund VP Rising Rates Opportunity	6.41	5.20	0.00
ProFund VP Semiconductor	7.13	7.74	0.00
ProFund VP Short Dow 30	7.55	5.70	0.00
ProFund VP Short Emerging Markets	6.24	4.92	4,701.90
ProFund VP Short International	9.17	7.56	0.00
ProFund VP Short Mid-Cap	7.53	5.39	0.00
ProFund VP Short NASDAQ-100	6.82	5.20	0.00
ProFund VP Short Small-Cap	7.65	5.25	0.00
ProFund VP Small-Cap	7.15	8.62	0.00
ProFund VP Small-Cap Growth	7.53	9.15	988.51
ProFund VP Small-Cap Value	7.05	8.31	1,112.72
ProFund VP Technology	9.49	10.15	0.00
ProFund VP Telecommunications	8.05	9.00	0.00
ProFund VP U.S. Government Plus	10.85	11.55	0.00
ProFund VP UltraBull	4.79	5.65	2,614.73
ProFund VP UltraMid-Cap	4.82	6.97	0.00
ProFund VP UltraNASDAQ-100	6.93	9.05	0.00
ProFund VP UltraShort Dow 30	7.00	4.48	0.00
ProFund VP UltraShort NASDAQ-100	5.98	3.40	2,035.00
ProFund VP UltraSmall-Cap	3.66	5.24	0.00
ProFund VP Utilities	9.35	9.57	0.00
Rydex VT Dow 2x Strategy Fund	29.37	35.36	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.17	4.16	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	6.89	9.12	0.00
Rydex VT S&P 500 2x Strategy Fund	4.75	5.76	0.00
Rydex VT U.S. Government Money Market Fund	9.51	9.19	10,441.17
UIF Emerging Markets Debt Portfolio[10]	11.26	11.94	0.00
UIF Emerging Markets Equity Portfolio[11]	10.20	11.72	0.00
UIF Mid Cap Growth Portfolio[12]	9.05	11.57	0.00
UIF U.S. Real Estate Portfolio[13]	7.27	9.09	0.00
Van Eck VIP Global Hard Assets Fund[14]	10.80	13.42	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio         10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                             11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                  12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                              13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                            14Formerly Van Eck Worldwide Hard Assets Fund

Table 35 – 3.50% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Access VP High Yield	10.56	11.87	0.00
Adaptive Allocation Portfolio	8.76	9.91	17,125.82
Alger Small Cap Growth Portfolio	10.08	12.20	0.00
American Century VP Income & Growth Fund	7.83	8.61	0.00
American Century VP International Fund	10.04	10.97	0.00
American Century VP Large Company Value Fund	7.84	8.39	0.00
American Century VP Mid Cap Value Fund	10.13	11.64	0.00
American Century VP Ultra Fund	8.12	9.08	0.00
Chariot Absolute Return All Opportunities[1]	9.72	9.43	6,285.61
Credit Suisse Trust – International Equity Flex III Portfolio[2]	5.94	6.44	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.38	9.26	0.00
Direxion Dynamic HY Bond Fund	8.78	8.82	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	8.78	9.71	0.00
Dreyfus VIF Appreciation Portfolio	9.11	10.12	0.00
Dreyfus VIF International Value Portfolio	7.99	8.05	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.88	8.65	0.00
Invesco V.I. Basic Value[4]	6.80	7.02	0.00
Invesco V.I. Global Real Estate[5]	7.74	8.77	0.00
Invesco V.I. International Growth[6]	9.00	9.78	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.36	10.28	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.35	9.05	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.50	10.03	0.00
PIMCO VIT All Asset Portfolio	10.65	11.62	1,292.85
PIMCO VIT High Yield Portfolio	10.35	11.43	2,197.20
PIMCO VIT Low Duration Portfolio	10.99	11.17	0.00
PIMCO VIT Real Return Portfolio	10.95	11.42	175.94
PIMCO VIT Total Return Portfolio	11.92	12.43	164.56
ProFund VP Asia 30	11.41	12.55	229.42
ProFund VP Banks	3.51	3.68	0.00
ProFund VP Basic Materials	9.09	11.38	0.00
ProFund VP Bear	8.52	6.76	0.00
ProFund VP Biotechnology	9.49	9.63	0.00
ProFund VP Bull	7.69	8.36	859.70
ProFund VP Consumer Goods	9.35	10.59	76.94
ProFund VP Consumer Services	7.91	9.27	572.48
ProFund VP Dow 30	8.44	8.98	331.09
ProFund VP Emerging Markets	7.61	8.06	1,574.71
ProFund VP Europe 30	7.85	7.78	263.55
ProFund VP Falling U.S. Dollar	9.06	8.52	0.00
ProFund VP Financials	4.50	4.82	0.00
ProFund VP Health Care	9.19	9.12	89.31
ProFund VP Industrials	7.37	8.80	0.00
ProFund VP International	6.30	6.55	0.00
ProFund VP Internet	9.59	12.52	170.15
ProFund VP Japan	5.40	4.87	0.00
ProFund VP Large-Cap Growth	8.46	9.25	0.00
ProFund VP Large-Cap Value	6.90	7.52	0.00
ProFund VP Mid-Cap	7.62	9.12	329.51
ProFund VP Mid-Cap Growth	8.16	10.12	1,036.92
ProFund VP Mid-Cap Value	7.53	8.76	0.00
ProFund VP Money Market	9.44	9.12	15,002.69
ProFund VP NASDAQ-100	9.35	10.68	2,291.29
ProFund VP Oil & Gas	8.87	10.09	0.00
ProFund VP Pharmaceuticals	9.35	9.07	0.00
ProFund VP Precious Metals	8.83	11.33	3,625.99
ProFund VP Real Estate	6.42	7.74	2,225.70
ProFund VP Rising Rates Opportunity	6.40	5.19	5,835.78
ProFund VP Semiconductor	7.12	7.72	0.00
ProFund VP Short Dow 30	7.53	5.68	0.00
ProFund VP Short Emerging Markets	6.24	4.91	165.86
ProFund VP Short International	9.16	7.55	0.00
ProFund VP Short Mid-Cap	7.51	5.38	0.00
ProFund VP Short NASDAQ-100	6.81	5.18	0.00
ProFund VP Short Small-Cap	7.64	5.24	0.00
ProFund VP Small-Cap	7.13	8.60	347.57
ProFund VP Small-Cap Growth	7.52	9.13	17.50
ProFund VP Small-Cap Value	7.03	8.29	0.00
ProFund VP Technology	9.47	10.13	0.00
ProFund VP Telecommunications	8.04	8.98	0.00
ProFund VP U.S. Government Plus	10.84	11.52	145.31
ProFund VP UltraBull	4.78	5.64	3,639.79
ProFund VP UltraMid-Cap	4.81	6.95	350.93
ProFund VP UltraNASDAQ-100	6.91	9.03	1,000.91
ProFund VP UltraShort Dow 30	6.99	4.47	0.00
ProFund VP UltraShort NASDAQ-100	5.97	3.40	920.53
ProFund VP UltraSmall-Cap	3.65	5.23	1,648.37
ProFund VP Utilities	9.33	9.55	498.57
Rydex VT Dow 2x Strategy Fund	29.32	35.27	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.16	4.15	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	6.88	9.10	0.00
Rydex VT S&P 500 2x Strategy Fund	4.74	5.74	0.00
Rydex VT U.S. Government Money Market Fund	9.46	9.13	0.00
UIF Emerging Markets Debt Portfolio[10]	11.24	11.92	0.00
UIF Emerging Markets Equity Portfolio[11]	10.18	11.70	110.94
UIF Mid Cap Growth Portfolio[12]	9.04	11.54	0.00
UIF U.S. Real Estate Portfolio[13]	7.25	9.07	113.79
Van Eck VIP Global Hard Assets Fund[14]	10.78	13.39	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio         10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                             11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                  12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                              13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                            14Formerly Van Eck Worldwide Hard Assets Fund

Table 36 – 3.55% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 4 Year CDSC Rider

Access VP High Yield	10.54	11.84	239.93
Adaptive Allocation Portfolio	8.74	9.89	7,759.44
Alger Small Cap Growth Portfolio	8.33	10.07	0.00
American Century VP Income & Growth Fund	7.50	8.24	0.00
American Century VP International Fund	8.30	9.07	0.00
American Century VP Large Company Value Fund	7.33	7.83	0.00
American Century VP Mid Cap Value Fund	9.35	10.74	0.00
American Century VP Ultra Fund	8.15	9.11	993.09
Chariot Absolute Return All Opportunities[1]	9.72	9.43	588.25
Credit Suisse Trust – International Equity Flex III Portfolio[2]	5.93	6.42	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.36	9.24	938.27
Direxion Dynamic HY Bond Fund	8.77	8.80	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	8.76	9.69	0.00
Dreyfus VIF Appreciation Portfolio	9.09	10.10	0.00
Dreyfus VIF International Value Portfolio	7.98	8.03	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.17	7.75	1,264.26
Invesco V.I. Basic Value[4]	6.79	7.00	0.00
Invesco V.I. Global Real Estate[5]	7.73	8.75	0.00
Invesco V.I. International Growth[6]	8.98	9.76	873.98
Invesco V.I. Mid Cap Core Equity[7]	9.34	10.26	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.34	9.03	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.49	10.01	901.97
PIMCO VIT All Asset Portfolio	10.63	11.60	921.95
PIMCO VIT High Yield Portfolio	10.33	11.40	1,662.02
PIMCO VIT Low Duration Portfolio	10.97	11.14	0.00
PIMCO VIT Real Return Portfolio	10.93	11.39	0.00
PIMCO VIT Total Return Portfolio	11.90	12.40	648.29
ProFund VP Asia 30	11.39	12.52	88.53
ProFund VP Banks	3.51	3.67	0.00
ProFund VP Basic Materials	9.07	11.35	199.66
ProFund VP Bear	8.50	6.75	0.00
ProFund VP Biotechnology	9.47	9.61	0.00
ProFund VP Bull	7.68	8.34	53.14
ProFund VP Consumer Goods	9.33	10.57	0.00
ProFund VP Consumer Services	7.89	9.25	668.51
ProFund VP Dow 30	8.42	8.96	1,067.51
ProFund VP Emerging Markets	7.60	8.05	0.00
ProFund VP Europe 30	7.84	7.76	0.00
ProFund VP Falling U.S. Dollar	9.05	8.51	0.00
ProFund VP Financials	4.49	4.80	0.00
ProFund VP Health Care	9.17	9.10	0.00
ProFund VP Industrials	7.35	8.78	236.62
ProFund VP International	6.29	6.54	0.00
ProFund VP Internet	9.57	12.49	0.00
ProFund VP Japan	5.39	4.86	380.57
ProFund VP Large-Cap Growth	8.45	9.23	206.78
ProFund VP Large-Cap Value	6.89	7.51	0.00
ProFund VP Mid-Cap	7.61	9.11	0.00
ProFund VP Mid-Cap Growth	8.15	10.10	425.13
ProFund VP Mid-Cap Value	7.52	8.74	223.41
ProFund VP Money Market	9.43	9.10	6,316.84
ProFund VP NASDAQ-100	9.33	10.65	867.39
ProFund VP Oil & Gas	8.86	10.07	197.04
ProFund VP Pharmaceuticals	9.34	9.05	0.00
ProFund VP Precious Metals	8.81	11.31	6,600.17
ProFund VP Real Estate	6.41	7.72	501.56
ProFund VP Rising Rates Opportunity	6.39	5.18	1,993.49
ProFund VP Semiconductor	7.10	7.71	0.00
ProFund VP Short Dow 30	7.52	5.67	0.00
ProFund VP Short Emerging Markets	6.23	4.90	0.00
ProFund VP Short International	9.15	7.54	0.00
ProFund VP Short Mid-Cap	7.50	5.37	0.00
ProFund VP Short NASDAQ-100	6.80	5.17	0.00
ProFund VP Short Small-Cap	7.62	5.23	0.00
ProFund VP Small-Cap	7.12	8.58	0.00
ProFund VP Small-Cap Growth	7.51	9.11	228.50
ProFund VP Small-Cap Value	7.02	8.28	249.82
ProFund VP Technology	9.46	10.11	0.00
ProFund VP Telecommunications	8.02	8.96	0.00
ProFund VP U.S. Government Plus	10.82	11.49	46.30
ProFund VP UltraBull	4.77	5.63	559.35
ProFund VP UltraMid-Cap	4.80	6.94	111.82
ProFund VP UltraNASDAQ-100	6.90	9.01	86.00
ProFund VP UltraShort Dow 30	6.99	4.47	0.00
ProFund VP UltraShort NASDAQ-100	5.96	3.39	326.74
ProFund VP UltraSmall-Cap	3.64	5.22	604.89
ProFund VP Utilities	9.32	9.53	394.65
Rydex VT Dow 2x Strategy Fund	29.27	35.19	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.15	4.14	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	6.87	9.08	0.00
Rydex VT S&P 500 2x Strategy Fund	4.73	5.73	0.00
Rydex VT U.S. Government Money Market Fund	9.48	9.15	0.00
UIF Emerging Markets Debt Portfolio[10]	11.22	11.89	0.00
UIF Emerging Markets Equity Portfolio[11]	10.16	11.67	0.00
UIF Mid Cap Growth Portfolio[12]	9.02	11.52	839.50
UIF U.S. Real Estate Portfolio[13]	7.24	9.05	0.00
Van Eck VIP Global Hard Assets Fund[14]	10.76	13.36	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio         10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                             11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                  12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                              13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                            14Formerly Van Eck Worldwide Hard Assets Fund

Table 37 – 3.60% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Access VP High Yield	10.52	11.81	0.00
Adaptive Allocation Portfolio	8.73	9.87	6,444.24
Alger Small Cap Growth Portfolio	12.11	14.64	0.00
American Century VP Income & Growth Fund	8.30	9.12	0.00
American Century VP International Fund	11.17	12.19	0.00
American Century VP Large Company Value Fund	7.82	8.36	0.00
American Century VP Mid Cap Value Fund	10.49	12.04	0.00
American Century VP Ultra Fund	7.79	8.70	0.00
Chariot Absolute Return All Opportunities[1]	9.72	9.42	426.00
Credit Suisse Trust – International Equity Flex III Portfolio[2]	5.92	6.41	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.35	9.22	0.00
Direxion Dynamic HY Bond Fund	8.75	8.78	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	8.75	9.67	0.00
Dreyfus VIF Appreciation Portfolio	9.08	10.07	0.00
Dreyfus VIF International Value Portfolio	7.97	8.01	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.12	8.93	0.00
Invesco V.I. Basic Value[4]	6.77	6.99	0.00
Invesco V.I. Global Real Estate[5]	7.72	8.73	0.00
Invesco V.I. International Growth[6]	8.96	9.74	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.32	10.23	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.32	9.01	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.47	9.98	0.00
PIMCO VIT All Asset Portfolio	10.61	11.57	490.53
PIMCO VIT High Yield Portfolio	10.31	11.38	0.92
PIMCO VIT Low Duration Portfolio	10.95	11.11	0.00
PIMCO VIT Real Return Portfolio	10.91	11.37	0.00
PIMCO VIT Total Return Portfolio	11.88	12.37	0.00
ProFund VP Asia 30	11.37	12.49	0.00
ProFund VP Banks	3.50	3.66	0.00
ProFund VP Basic Materials	9.05	11.33	0.00
ProFund VP Bear	8.49	6.73	0.00
ProFund VP Biotechnology	9.45	9.58	0.00
ProFund VP Bull	7.66	8.32	0.13
ProFund VP Consumer Goods	9.31	10.54	203.08
ProFund VP Consumer Services	7.88	9.23	0.00
ProFund VP Dow 30	8.41	8.94	0.00
ProFund VP Emerging Markets	7.59	8.04	133.04
ProFund VP Europe 30	7.82	7.75	0.00
ProFund VP Falling U.S. Dollar	9.04	8.50	0.00
ProFund VP Financials	4.48	4.79	0.00
ProFund VP Health Care	9.15	9.08	235.74
ProFund VP Industrials	7.34	8.76	0.00
ProFund VP International	6.28	6.53	0.00
ProFund VP Internet	9.55	12.46	0.00
ProFund VP Japan	5.38	4.85	0.00
ProFund VP Large-Cap Growth	8.43	9.20	0.00
ProFund VP Large-Cap Value	6.88	7.49	0.00
ProFund VP Mid-Cap	7.60	9.10	0.00
ProFund VP Mid-Cap Growth	8.13	10.07	0.00
ProFund VP Mid-Cap Value	7.50	8.72	0.00
ProFund VP Money Market	9.41	9.08	5,588.45
ProFund VP NASDAQ-100	9.32	10.63	302.19
ProFund VP Oil & Gas	8.84	10.04	0.00
ProFund VP Pharmaceuticals	9.32	9.03	0.00
ProFund VP Precious Metals	8.80	11.28	508.95
ProFund VP Real Estate	6.40	7.70	0.00
ProFund VP Rising Rates Opportunity	6.38	5.17	1,060.65
ProFund VP Semiconductor	7.09	7.69	0.00
ProFund VP Short Dow 30	7.51	5.66	0.00
ProFund VP Short Emerging Markets	6.22	4.90	437.21
ProFund VP Short International	9.14	7.52	0.00
ProFund VP Short Mid-Cap	7.49	5.35	0.00
ProFund VP Short NASDAQ-100	6.79	5.16	0.00
ProFund VP Short Small-Cap	7.61	5.21	0.00
ProFund VP Small-Cap	7.11	8.56	0.00
ProFund VP Small-Cap Growth	7.49	9.09	0.18
ProFund VP Small-Cap Value	7.01	8.26	0.00
ProFund VP Technology	9.44	10.08	0.00
ProFund VP Telecommunications	8.01	8.94	0.00
ProFund VP U.S. Government Plus	10.80	11.47	0.00
ProFund VP UltraBull	4.76	5.61	0.00
ProFund VP UltraMid-Cap	4.79	6.92	0.00
ProFund VP UltraNASDAQ-100	6.89	8.99	0.00
ProFund VP UltraShort Dow 30	6.98	4.46	0.00
ProFund VP UltraShort NASDAQ-100	5.96	3.39	0.00
ProFund VP UltraSmall-Cap	3.64	5.21	0.00
ProFund VP Utilities	9.30	9.50	0.00
Rydex VT Dow 2x Strategy Fund	29.21	35.11	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.14	4.13	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	6.86	9.06	0.00
Rydex VT S&P 500 2x Strategy Fund	4.72	5.72	0.00
Rydex VT U.S. Government Money Market Fund	8.49	8.19	0.00
UIF Emerging Markets Debt Portfolio[10]	11.20	11.86	0.00
UIF Emerging Markets Equity Portfolio[11]	10.15	11.64	0.23
UIF Mid Cap Growth Portfolio[12]	9.00	11.49	0.00
UIF U.S. Real Estate Portfolio[13]	7.23	9.03	0.00
Van Eck VIP Global Hard Assets Fund[14]	10.74	13.33	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio         10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                             11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                  12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                              13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                            14Formerly Van Eck Worldwide Hard Assets Fund

Table 38 – 3.65% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC

Access VP High Yield	10.50	11.79	0.00
Adaptive Allocation Portfolio	8.72	9.85	0.00
Alger Small Cap Growth Portfolio	8.30	10.02	0.00
American Century VP Income & Growth Fund	7.47	8.20	0.00
American Century VP International Fund	8.27	9.02	0.00
American Century VP Large Company Value Fund	7.30	7.80	0.00
American Century VP Mid Cap Value Fund	9.32	10.69	0.00
American Century VP Ultra Fund	8.12	9.06	0.00
Chariot Absolute Return All Opportunities[1]	9.71	9.41	0.00
Credit Suisse Trust – International Equity Flex III Portfolio[2]	5.91	6.39	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.33	9.20	0.00
Direxion Dynamic HY Bond Fund	8.73	8.76	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	8.73	9.64	0.00
Dreyfus VIF Appreciation Portfolio	9.06	10.05	731.25
Dreyfus VIF International Value Portfolio	7.95	7.99	1,104.60
Goldman Sachs VIT Structured Small Cap Equity Fund	6.15	7.71	0.00
Invesco V.I. Basic Value[4]	6.76	6.97	0.00
Invesco V.I. Global Real Estate[5]	7.70	8.71	0.00
Invesco V.I. International Growth[6]	8.95	9.71	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.31	10.21	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.31	8.99	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.46	9.96	221.37
PIMCO VIT All Asset Portfolio	10.59	11.54	0.00
PIMCO VIT High Yield Portfolio	10.29	11.35	320.23
PIMCO VIT Low Duration Portfolio	10.93	11.09	0.00
PIMCO VIT Real Return Portfolio	10.89	11.34	315.79
PIMCO VIT Total Return Portfolio	11.85	12.34	2,523.24
ProFund VP Asia 30	11.35	12.46	0.00
ProFund VP Banks	3.50	3.65	0.00
ProFund VP Basic Materials	9.04	11.30	0.00
ProFund VP Bear	8.47	6.71	0.00
ProFund VP Biotechnology	9.43	9.56	0.00
ProFund VP Bull	7.65	8.30	0.00
ProFund VP Consumer Goods	9.29	10.52	0.00
ProFund VP Consumer Services	7.87	9.21	0.00
ProFund VP Dow 30	8.39	8.92	0.00
ProFund VP Emerging Markets	7.58	8.03	0.00
ProFund VP Europe 30	7.81	7.73	0.00
ProFund VP Falling U.S. Dollar	9.03	8.48	0.00
ProFund VP Financials	4.47	4.78	0.00
ProFund VP Health Care	9.14	9.06	0.00
ProFund VP Industrials	7.33	8.74	0.00
ProFund VP International	6.28	6.52	0.00
ProFund VP Internet	9.53	12.43	0.00
ProFund VP Japan	5.37	4.84	0.00
ProFund VP Large-Cap Growth	8.42	9.18	787.94
ProFund VP Large-Cap Value	6.86	7.47	0.00
ProFund VP Mid-Cap	7.59	9.08	0.00
ProFund VP Mid-Cap Growth	8.12	10.05	0.00
ProFund VP Mid-Cap Value	7.49	8.70	0.00
ProFund VP Money Market	9.39	9.06	0.00
ProFund VP NASDAQ-100	9.30	10.60	0.00
ProFund VP Oil & Gas	8.83	10.02	0.00
ProFund VP Pharmaceuticals	9.30	9.01	0.00
ProFund VP Precious Metals	8.78	11.25	0.00
ProFund VP Real Estate	6.39	7.68	0.00
ProFund VP Rising Rates Opportunity	6.37	5.15	0.00
ProFund VP Semiconductor	7.08	7.67	0.00
ProFund VP Short Dow 30	7.49	5.64	0.00
ProFund VP Short Emerging Markets	6.22	4.89	0.00
ProFund VP Short International	9.13	7.51	0.00
ProFund VP Short Mid-Cap	7.47	5.34	0.00
ProFund VP Short NASDAQ-100	6.77	5.15	0.00
ProFund VP Short Small-Cap	7.59	5.20	0.00
ProFund VP Small-Cap	7.10	8.54	0.00
ProFund VP Small-Cap Growth	7.48	9.06	0.00
ProFund VP Small-Cap Value	7.00	8.24	0.00
ProFund VP Technology	9.42	10.06	0.00
ProFund VP Telecommunications	7.99	8.92	0.00
ProFund VP U.S. Government Plus	10.78	11.44	0.00
ProFund VP UltraBull	4.75	5.60	0.00
ProFund VP UltraMid-Cap	4.78	6.90	0.00
ProFund VP UltraNASDAQ-100	6.88	8.96	0.00
ProFund VP UltraShort Dow 30	6.97	4.45	0.00
ProFund VP UltraShort NASDAQ-100	5.95	3.38	0.00
ProFund VP UltraSmall-Cap	3.63	5.19	0.00
ProFund VP Utilities	9.28	9.48	0.00
Rydex VT Dow 2x Strategy Fund	29.16	35.03	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.13	4.12	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	6.84	9.03	0.00
Rydex VT S&P 500 2x Strategy Fund	4.71	5.70	0.00
Rydex VT U.S. Government Money Market Fund	9.44	9.11	0.00
UIF Emerging Markets Debt Portfolio[10]	11.18	11.83	474.62
UIF Emerging Markets Equity Portfolio[11]	10.13	11.61	0.00
UIF Mid Cap Growth Portfolio[12]	8.99	11.46	141.91
UIF U.S. Real Estate Portfolio[13]	7.21	9.01	0.00
Van Eck VIP Global Hard Assets Fund[14]	10.72	13.30	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio         10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                             11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                  12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                              13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                            14Formerly Van Eck Worldwide Hard Assets Fund

Table 39 – 3.70% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider

Access VP High Yield	10.48	11.76	222.39
Adaptive Allocation Portfolio	8.71	9.83	2,358.85
Alger Small Cap Growth Portfolio	8.28	10.00	0.00
American Century VP Income & Growth Fund	7.46	8.19	0.00
American Century VP International Fund	8.26	9.00	0.00
American Century VP Large Company Value Fund	7.29	7.78	0.00
American Century VP Mid Cap Value Fund	9.30	10.67	0.00
American Century VP Ultra Fund	8.10	9.04	270.76
Chariot Absolute Return All Opportunities[1]	9.71	9.41	14.65
Credit Suisse Trust – International Equity Flex III Portfolio[2]	5.90	6.38	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.32	9.18	255.80
Direxion Dynamic HY Bond Fund	8.72	8.74	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	8.72	9.62	0.00
Dreyfus VIF Appreciation Portfolio	9.04	10.03	0.00
Dreyfus VIF International Value Portfolio	7.94	7.97	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.14	7.70	344.67
Invesco V.I. Basic Value[4]	6.75	6.95	0.00
Invesco V.I. Global Real Estate[5]	7.69	8.69	0.00
Invesco V.I. International Growth[6]	8.93	9.69	238.27
Invesco V.I. Mid Cap Core Equity[7]	9.29	10.19	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.29	8.97	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.44	9.94	245.90
PIMCO VIT All Asset Portfolio	10.57	11.51	289.69
PIMCO VIT High Yield Portfolio	10.28	11.32	207.98
PIMCO VIT Low Duration Portfolio	10.91	11.06	0.00
PIMCO VIT Real Return Portfolio	10.87	11.32	0.00
PIMCO VIT Total Return Portfolio	11.83	12.31	176.74
ProFund VP Asia 30	11.33	12.43	0.00
ProFund VP Banks	3.49	3.64	0.00
ProFund VP Basic Materials	9.02	11.28	181.91
ProFund VP Bear	8.46	6.70	0.00
ProFund VP Biotechnology	9.42	9.54	0.00
ProFund VP Bull	7.64	8.28	3.55
ProFund VP Consumer Goods	9.28	10.49	0.00
ProFund VP Consumer Services	7.85	9.18	184.81
ProFund VP Dow 30	8.38	8.90	256.20
ProFund VP Emerging Markets	7.58	8.01	0.00
ProFund VP Europe 30	7.79	7.71	0.00
ProFund VP Falling U.S. Dollar	9.02	8.47	0.00
ProFund VP Financials	4.46	4.77	0.00
ProFund VP Health Care	9.12	9.04	0.00
ProFund VP Industrials	7.31	8.72	203.98
ProFund VP International	6.27	6.51	0.00
ProFund VP Internet	9.52	12.40	0.00
ProFund VP Japan	5.36	4.83	339.79
ProFund VP Large-Cap Growth	8.40	9.16	184.62
ProFund VP Large-Cap Value	6.85	7.45	0.00
ProFund VP Mid-Cap	7.58	9.07	0.00
ProFund VP Mid-Cap Growth	8.10	10.02	177.84
ProFund VP Mid-Cap Value	7.48	8.68	199.47
ProFund VP Money Market	9.38	9.04	30,125.83
ProFund VP NASDAQ-100	9.28	10.58	246.87
ProFund VP Oil & Gas	8.81	10.00	178.06
ProFund VP Pharmaceuticals	9.28	8.99	0.00
ProFund VP Precious Metals	8.77	11.23	300.57
ProFund VP Real Estate	6.38	7.66	0.00
ProFund VP Rising Rates Opportunity	6.35	5.14	654.95
ProFund VP Semiconductor	7.06	7.65	0.00
ProFund VP Short Dow 30	7.48	5.63	0.00
ProFund VP Short Emerging Markets	6.21	4.88	0.00
ProFund VP Short International	9.13	7.50	0.00
ProFund VP Short Mid-Cap	7.46	5.33	0.00
ProFund VP Short NASDAQ-100	6.76	5.14	0.00
ProFund VP Short Small-Cap	7.58	5.19	0.00
ProFund VP Small-Cap	7.08	8.52	0.00
ProFund VP Small-Cap Growth	7.46	9.04	191.32
ProFund VP Small-Cap Value	6.98	8.22	215.37
ProFund VP Technology	9.41	10.04	0.00
ProFund VP Telecommunications	7.98	8.89	0.00
ProFund VP U.S. Government Plus	10.76	11.41	26.52
ProFund VP UltraBull	4.75	5.59	79.60
ProFund VP UltraMid-Cap	4.77	6.89	64.05
ProFund VP UltraNASDAQ-100	6.86	8.94	49.26
ProFund VP UltraShort Dow 30	6.96	4.45	0.00
ProFund VP UltraShort NASDAQ-100	5.95	3.38	0.00
ProFund VP UltraSmall-Cap	3.62	5.18	84.70
ProFund VP Utilities	9.27	9.46	0.00
Rydex VT Dow 2x Strategy Fund	29.11	34.95	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.12	4.11	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	6.83	9.01	0.00
Rydex VT S&P 500 2x Strategy Fund	4.70	5.69	0.00
Rydex VT U.S. Government Money Market Fund	9.43	9.09	0.00
UIF Emerging Markets Debt Portfolio[10]	11.16	11.80	0.00
UIF Emerging Markets Equity Portfolio[11]	10.11	11.59	0.00
UIF Mid Cap Growth Portfolio[12]	8.97	11.43	228.87
UIF U.S. Real Estate Portfolio[13]	7.20	8.99	0.00
Van Eck VIP Global Hard Assets Fund[14]	10.70	13.27	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio         10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                             11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                  12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                              13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                            14Formerly Van Eck Worldwide Hard Assets Fund

Table 40 – 3.75% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Access VP High Yield	10.46	11.73	0.00
Adaptive Allocation Portfolio	8.70	9.82	0.00
Alger Small Cap Growth Portfolio	8.27	9.98	0.00
American Century VP Income & Growth Fund	7.45	8.17	0.00
American Century VP International Fund	8.24	8.98	0.00
American Century VP Large Company Value Fund	7.27	7.76	0.00
American Century VP Mid Cap Value Fund	9.29	10.64	0.00
American Century VP Ultra Fund	8.09	9.02	0.00
Chariot Absolute Return All Opportunities[1]	9.71	9.40	0.00
Credit Suisse Trust – International Equity Flex III Portfolio[2]	5.89	6.36	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.30	9.15	0.00
Direxion Dynamic HY Bond Fund	8.70	8.72	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	8.70	9.60	0.00
Dreyfus VIF Appreciation Portfolio	9.03	10.00	0.00
Dreyfus VIF International Value Portfolio	7.92	7.95	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.13	7.68	0.00
Invesco V.I. Basic Value[4]	6.74	6.94	0.00
Invesco V.I. Global Real Estate[5]	7.67	8.67	0.00
Invesco V.I. International Growth[6]	8.91	9.67	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.27	10.16	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.28	8.94	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.42	9.91	0.00
PIMCO VIT All Asset Portfolio	10.55	11.49	0.00
PIMCO VIT High Yield Portfolio	10.26	11.30	0.00
PIMCO VIT Low Duration Portfolio	10.89	11.04	0.00
PIMCO VIT Real Return Portfolio	10.85	11.29	0.00
PIMCO VIT Total Return Portfolio	11.81	12.29	0.00
ProFund VP Asia 30	11.31	12.41	0.00
ProFund VP Banks	3.48	3.63	0.00
ProFund VP Basic Materials	9.00	11.25	0.00
ProFund VP Bear	8.44	6.68	0.00
ProFund VP Biotechnology	9.40	9.52	0.00
ProFund VP Bull	7.62	8.26	0.00
ProFund VP Consumer Goods	9.26	10.47	0.00
ProFund VP Consumer Services	7.84	9.16	0.00
ProFund VP Dow 30	8.36	8.88	0.00
ProFund VP Emerging Markets	7.57	8.00	0.00
ProFund VP Europe 30	7.78	7.69	0.00
ProFund VP Falling U.S. Dollar	9.01	8.46	0.00
ProFund VP Financials	4.45	4.76	0.00
ProFund VP Health Care	9.10	9.02	0.00
ProFund VP Industrials	7.30	8.70	0.00
ProFund VP International	6.26	6.50	0.00
ProFund VP Internet	9.50	12.38	0.00
ProFund VP Japan	5.35	4.82	0.00
ProFund VP Large-Cap Growth	8.38	9.14	0.00
ProFund VP Large-Cap Value	6.84	7.44	0.00
ProFund VP Mid-Cap	7.58	9.05	0.00
ProFund VP Mid-Cap Growth	8.09	10.00	0.00
ProFund VP Mid-Cap Value	7.46	8.66	0.00
ProFund VP Money Market	9.36	9.02	0.00
ProFund VP NASDAQ-100	9.27	10.55	0.00
ProFund VP Oil & Gas	8.79	9.97	0.00
ProFund VP Pharmaceuticals	9.27	8.97	0.00
ProFund VP Precious Metals	8.75	11.20	0.00
ProFund VP Real Estate	6.37	7.65	0.00
ProFund VP Rising Rates Opportunity	6.34	5.13	0.00
ProFund VP Semiconductor	7.05	7.63	0.00
ProFund VP Short Dow 30	7.47	5.62	0.00
ProFund VP Short Emerging Markets	6.20	4.87	0.00
ProFund VP Short International	9.12	7.49	0.00
ProFund VP Short Mid-Cap	7.44	5.32	0.00
ProFund VP Short NASDAQ-100	6.75	5.12	0.00
ProFund VP Short Small-Cap	7.57	5.18	0.00
ProFund VP Small-Cap	7.07	8.50	0.00
ProFund VP Small-Cap Growth	7.45	9.02	0.00
ProFund VP Small-Cap Value	6.97	8.20	0.00
ProFund VP Technology	9.39	10.01	0.00
ProFund VP Telecommunications	7.96	8.87	0.00
ProFund VP U.S. Government Plus	10.74	11.39	0.00
ProFund VP UltraBull	4.74	5.57	0.00
ProFund VP UltraMid-Cap	4.77	6.87	0.00
ProFund VP UltraNASDAQ-100	6.85	8.92	0.00
ProFund VP UltraShort Dow 30	6.96	4.44	0.00
ProFund VP UltraShort NASDAQ-100	5.94	3.37	0.00
ProFund VP UltraSmall-Cap	3.62	5.17	0.00
ProFund VP Utilities	9.25	9.44	0.00
Rydex VT Dow 2x Strategy Fund	29.05	34.87	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.11	4.10	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	6.82	8.99	0.00
Rydex VT S&P 500 2x Strategy Fund	4.70	5.68	0.00
Rydex VT U.S. Government Money Market Fund	9.41	9.06	0.00
UIF Emerging Markets Debt Portfolio[10]	11.14	11.78	0.00
UIF Emerging Markets Equity Portfolio[11]	10.09	11.56	0.00
UIF Mid Cap Growth Portfolio[12]	8.95	11.41	0.00
UIF U.S. Real Estate Portfolio[13]	7.19	8.97	0.00
Van Eck VIP Global Hard Assets Fund[14]	10.68	13.23	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio         10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                             11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                  12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                              13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                            14Formerly Van Eck Worldwide Hard Assets Fund

Table 41 – 3.80% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 4 Year CDSC Rider

Access VP High Yield	10.45	11.70	0.00
Adaptive Allocation Portfolio	8.69	9.80	0.00
Alger Small Cap Growth Portfolio	8.25	9.95	0.00
American Century VP Income & Growth Fund	7.43	8.15	0.00
American Century VP International Fund	8.23	8.96	0.00
American Century VP Large Company Value Fund	7.26	7.74	0.00
American Century VP Mid Cap Value Fund	9.27	10.62	0.00
American Century VP Ultra Fund	8.07	9.00	0.00
Chariot Absolute Return All Opportunities[1]	9.71	9.39	0.00
Credit Suisse Trust – International Equity Flex III Portfolio[2]	5.88	6.35	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.29	9.13	0.00
Direxion Dynamic HY Bond Fund	8.69	8.70	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	8.68	9.58	0.00
Dreyfus VIF Appreciation Portfolio	9.01	9.98	0.00
Dreyfus VIF International Value Portfolio	7.91	7.93	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.11	7.66	0.00
Invesco V.I. Basic Value[4]	6.72	6.92	0.00
Invesco V.I. Global Real Estate[5]	7.66	8.65	0.00
Invesco V.I. International Growth[6]	8.90	9.65	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.26	10.14	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.26	8.92	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.41	9.89	0.00
PIMCO VIT All Asset Portfolio	10.53	11.46	0.00
PIMCO VIT High Yield Portfolio	10.24	11.27	631.46
PIMCO VIT Low Duration Portfolio	10.87	11.01	0.00
PIMCO VIT Real Return Portfolio	10.83	11.26	0.00
PIMCO VIT Total Return Portfolio	11.79	12.26	0.00
ProFund VP Asia 30	11.29	12.38	0.00
ProFund VP Banks	3.48	3.63	0.00
ProFund VP Basic Materials	8.99	11.22	0.00
ProFund VP Bear	8.43	6.67	0.00
ProFund VP Biotechnology	9.38	9.49	0.00
ProFund VP Bull	7.61	8.25	0.00
ProFund VP Consumer Goods	9.24	10.44	0.00
ProFund VP Consumer Services	7.82	9.14	0.00
ProFund VP Dow 30	8.35	8.85	0.00
ProFund VP Emerging Markets	7.56	7.99	0.00
ProFund VP Europe 30	7.77	7.67	0.00
ProFund VP Falling U.S. Dollar	9.00	8.44	0.00
ProFund VP Financials	4.45	4.75	0.00
ProFund VP Health Care	9.09	9.00	0.00
ProFund VP Industrials	7.29	8.68	0.00
ProFund VP International	6.26	6.49	0.00
ProFund VP Internet	9.48	12.35	0.00
ProFund VP Japan	5.34	4.81	0.00
ProFund VP Large-Cap Growth	8.37	9.12	0.00
ProFund VP Large-Cap Value	6.83	7.42	0.00
ProFund VP Mid-Cap	7.57	9.04	0.00
ProFund VP Mid-Cap Growth	8.07	9.98	784.86
ProFund VP Mid-Cap Value	7.45	8.64	0.00
ProFund VP Money Market	9.34	8.99	0.00
ProFund VP NASDAQ-100	9.25	10.53	0.00
ProFund VP Oil & Gas	8.78	9.95	0.00
ProFund VP Pharmaceuticals	9.25	8.95	0.00
ProFund VP Precious Metals	8.73	11.18	0.00
ProFund VP Real Estate	6.35	7.63	0.00
ProFund VP Rising Rates Opportunity	6.33	5.12	0.00
ProFund VP Semiconductor	7.04	7.62	0.00
ProFund VP Short Dow 30	7.45	5.61	0.00
ProFund VP Short Emerging Markets	6.20	4.87	0.00
ProFund VP Short International	9.11	7.48	0.00
ProFund VP Short Mid-Cap	7.43	5.30	0.00
ProFund VP Short NASDAQ-100	6.74	5.11	0.00
ProFund VP Short Small-Cap	7.55	5.17	0.00
ProFund VP Small-Cap	7.06	8.48	0.00
ProFund VP Small-Cap Growth	7.44	9.00	0.00
ProFund VP Small-Cap Value	6.96	8.18	0.00
ProFund VP Technology	9.37	9.99	0.00
ProFund VP Telecommunications	7.95	8.85	0.00
ProFund VP U.S. Government Plus	10.72	11.36	0.00
ProFund VP UltraBull	4.73	5.56	0.00
ProFund VP UltraMid-Cap	4.76	6.85	0.00
ProFund VP UltraNASDAQ-100	6.84	8.90	0.00
ProFund VP UltraShort Dow 30	6.95	4.43	0.00
ProFund VP UltraShort NASDAQ-100	5.93	3.37	0.00
ProFund VP UltraSmall-Cap	3.61	5.16	0.00
ProFund VP Utilities	9.23	9.42	0.00
Rydex VT Dow 2x Strategy Fund	29.00	34.78	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.09	4.09	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	6.81	8.97	0.00
Rydex VT S&P 500 2x Strategy Fund	4.69	5.66	0.00
Rydex VT U.S. Government Money Market Fund	9.39	9.04	0.00
UIF Emerging Markets Debt Portfolio[10]	11.12	11.75	0.00
UIF Emerging Markets Equity Portfolio[11]	10.07	11.53	636.14
UIF Mid Cap Growth Portfolio[12]	8.94	11.38	0.00
UIF U.S. Real Estate Portfolio[13]	7.17	8.94	0.00
Van Eck VIP Global Hard Assets Fund[14]	10.66	13.20	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio         10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                             11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                  12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                              13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                            14Formerly Van Eck Worldwide Hard Assets Fund

Table 42 – 3.85% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider

Access VP High Yield	10.43	11.68	0.00
Adaptive Allocation Portfolio	8.68	9.78	0.00
Alger Small Cap Growth Portfolio	8.24	9.93	0.00
American Century VP Income & Growth Fund	7.42	8.13	0.00
American Century VP International Fund	8.21	8.94	0.00
American Century VP Large Company Value Fund	7.25	7.73	0.00
American Century VP Mid Cap Value Fund	9.25	10.59	0.00
American Century VP Ultra Fund	8.06	8.98	0.00
Chariot Absolute Return All Opportunities[1]	9.70	9.39	0.00
Credit Suisse Trust – International Equity Flex III Portfolio[2]	5.86	6.33	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.27	9.11	0.00
Direxion Dynamic HY Bond Fund	8.67	8.68	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	8.67	9.55	0.00
Dreyfus VIF Appreciation Portfolio	8.99	9.96	0.00
Dreyfus VIF International Value Portfolio	7.89	7.91	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.10	7.64	0.00
Invesco V.I. Basic Value[4]	6.71	6.91	0.00
Invesco V.I. Global Real Estate[5]	7.65	8.63	0.00
Invesco V.I. International Growth[6]	8.88	9.62	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.24	10.12	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.25	8.90	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.39	9.87	0.00
PIMCO VIT All Asset Portfolio	10.52	11.43	0.00
PIMCO VIT High Yield Portfolio	10.22	11.24	0.00
PIMCO VIT Low Duration Portfolio	10.85	10.98	0.00
PIMCO VIT Real Return Portfolio	10.81	11.24	0.00
PIMCO VIT Total Return Portfolio	11.77	12.23	0.00
ProFund VP Asia 30	11.26	12.35	0.00
ProFund VP Banks	3.47	3.62	0.00
ProFund VP Basic Materials	8.97	11.20	0.00
ProFund VP Bear	8.41	6.65	0.00
ProFund VP Biotechnology	9.37	9.47	0.00
ProFund VP Bull	7.59	8.23	0.00
ProFund VP Consumer Goods	9.23	10.42	0.00
ProFund VP Consumer Services	7.81	9.12	0.00
ProFund VP Dow 30	8.33	8.83	0.00
ProFund VP Emerging Markets	7.55	7.98	0.00
ProFund VP Europe 30	7.75	7.66	0.00
ProFund VP Falling U.S. Dollar	9.00	8.43	0.00
ProFund VP Financials	4.44	4.74	0.00
ProFund VP Health Care	9.07	8.98	0.00
ProFund VP Industrials	7.27	8.66	0.00
ProFund VP International	6.25	6.48	0.00
ProFund VP Internet	9.46	12.32	0.00
ProFund VP Japan	5.33	4.79	0.00
ProFund VP Large-Cap Growth	8.35	9.10	0.00
ProFund VP Large-Cap Value	6.81	7.40	0.00
ProFund VP Mid-Cap	7.56	9.03	0.00
ProFund VP Mid-Cap Growth	8.06	9.95	0.00
ProFund VP Mid-Cap Value	7.44	8.62	0.00
ProFund VP Money Market	9.32	8.97	998.32
ProFund VP NASDAQ-100	9.23	10.50	0.00
ProFund VP Oil & Gas	8.76	9.93	0.00
ProFund VP Pharmaceuticals	9.23	8.93	0.00
ProFund VP Precious Metals	8.72	11.15	0.00
ProFund VP Real Estate	6.34	7.61	0.00
ProFund VP Rising Rates Opportunity	6.32	5.11	0.00
ProFund VP Semiconductor	7.02	7.60	0.00
ProFund VP Short Dow 30	7.44	5.59	0.00
ProFund VP Short Emerging Markets	6.19	4.86	0.00
ProFund VP Short International	9.10	7.47	0.00
ProFund VP Short Mid-Cap	7.42	5.29	0.00
ProFund VP Short NASDAQ-100	6.72	5.10	0.00
ProFund VP Short Small-Cap	7.54	5.15	0.00
ProFund VP Small-Cap	7.04	8.46	0.00
ProFund VP Small-Cap Growth	7.42	8.98	0.00
ProFund VP Small-Cap Value	6.94	8.16	0.00
ProFund VP Technology	9.35	9.97	0.00
ProFund VP Telecommunications	7.93	8.83	0.00
ProFund VP U.S. Government Plus	10.70	11.33	0.00
ProFund VP UltraBull	4.72	5.55	0.00
ProFund VP UltraMid-Cap	4.75	6.84	0.00
ProFund VP UltraNASDAQ-100	6.83	8.88	0.00
ProFund VP UltraShort Dow 30	6.94	4.43	0.00
ProFund VP UltraShort NASDAQ-100	5.93	3.36	0.00
ProFund VP UltraSmall-Cap	3.60	5.15	0.00
ProFund VP Utilities	9.21	9.39	0.00
Rydex VT Dow 2x Strategy Fund	28.95	34.70	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.08	4.08	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	6.79	8.95	0.00
Rydex VT S&P 500 2x Strategy Fund	4.68	5.65	0.00
Rydex VT U.S. Government Money Market Fund	9.37	9.02	0.00
UIF Emerging Markets Debt Portfolio[10]	11.10	11.72	0.00
UIF Emerging Markets Equity Portfolio[11]	10.05	11.51	0.00
UIF Mid Cap Growth Portfolio[12]	8.92	11.36	0.00
UIF U.S. Real Estate Portfolio[13]	7.16	8.92	0.00
Van Eck VIP Global Hard Assets Fund[14]	10.64	13.17	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio         10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                             11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                  12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                              13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                            14Formerly Van Eck Worldwide Hard Assets Fund

Table 1 – 1.75% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Base Contract - No Riders
Access VP High Yield	9.80	11.26	0.00
Adaptive Allocation Portfolio	7.73	9.16	0.00
AIM V.I. Basic Value Series II	4.99	7.25	2,138.98
AIM V.I. Global Real Estate Series II	6.41	8.26	276.47
AIM V.I. International Growth Series II	7.24	9.59	1,066.18
AIM V.I. Mid Cap Core Equity Series II	7.82	9.98	2,610.40
Alger Small Cap Growth Portfolio	8.51	12.17	0.00
American Century VP Income & Growth Fund	7.63	8.82	0.00
American Century VP International Fund	8.85	11.62	842.21
American Century VP Large Company Value Fund	7.28	8.58	1,439.56
American Century VP Mid Cap Value Fund	9.02	11.51	0.00
American Century VP Ultra Fund	6.46	8.54	0.00
Chariot Absolute Return Currency	0.00	9.80	94,367.02
Credit Suisse Trust – International Equity Flex III Portfolio	4.89	6.34	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.99	8.94	0.00
DireXion Dynamic HY Bond Fund	8.68	9.37	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.14	9.36	0.00
Dreyfus VIF Appreciation Portfolio	8.09	9.71	0.00
Dreyfus VIF International Value Portfolio	6.64	8.53	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.22	7.81	794.88
PIMCO VIT All Asset Portfolio	9.52	11.36	2,537.40
PIMCO VIT High Yield Portfolio	8.02	11.04	10,237.94
PIMCO VIT Low Duration Portfolio	10.54	11.72	13,529.55
PIMCO VIT Real Return Portfolio	10.05	11.68	3,253.93
PIMCO VIT Total Return Portfolio	11.35	12.71	14,212.29
ProFund VP Asia 30	8.03	12.17	919.87
ProFund VP Banks	3.98	3.75	0.00
ProFund VP Basic Materials	6.07	9.69	1,209.59
ProFund VP Bear	12.82	9.08	2,336.61
ProFund VP Biotechnology	9.93	10.12	0.00
ProFund VP Bull	6.71	8.20	40,693.55
ProFund VP Consumer Goods	8.34	9.97	0.00
ProFund VP Consumer Services	6.56	8.43	362.16
ProFund VP Dow 30	7.74	9.00	0.00
ProFund VP Emerging Markets	4.94	7.89	5,979.06
ProFund VP Europe 30	6.44	8.37	351.32
ProFund VP Falling U.S. Dollar	9.26	9.40	0.00
ProFund VP Financials	4.24	4.79	0.00
ProFund VP Health Care	8.34	9.80	0.00
ProFund VP Industrials	6.44	7.86	363.35
ProFund VP International	5.33	6.53	0.00
ProFund VP Internet	5.87	10.22	0.00
ProFund VP Japan	5.31	5.76	0.00
ProFund VP Large-Cap Growth	7.08	9.02	254.00
ProFund VP Large-Cap Value	6.27	7.36	0.00
ProFund VP Mid-Cap	6.05	7.90	0.00
ProFund VP Mid-Cap Growth	6.40	8.70	0.00
ProFund VP Mid-Cap Value	6.25	8.03	0.00
ProFund VP Money Market	10.25	10.07	122,754.46
ProFund VP NASDAQ-100	6.68	9.97	19,672.21
ProFund VP Oil & Gas	8.34	9.46	977.12
ProFund VP Pharmaceuticals	8.68	9.97	0.00
ProFund VP Precious Metals	7.08	9.42	1,648.43
ProFund VP Real Estate	5.45	6.85	330.33
ProFund VP Rising Rates Opportunity	5.26	6.83	0.00
ProFund VP Semiconductor	4.71	7.59	15,821.77
ProFund VP Short Dow 30	10.96	8.03	0.00
ProFund VP Short Emerging Markets	12.83	6.47	0.00
ProFund VP Short International	13.87	9.50	0.00
ProFund VP Short Mid-Cap	12.62	8.01	1,885.05
ProFund VP Short NASDAQ-100	12.46	7.26	2,438.40
ProFund VP Short Small-Cap	12.25	8.14	7,267.76
ProFund VP Small-Cap	6.14	7.61	0.00
ProFund VP Small-Cap Growth	6.47	8.02	0.00
ProFund VP Small-Cap Value	6.34	7.50	0.00
ProFund VP Technology	6.37	10.10	309.13
ProFund VP Telecommunications	8.13	8.57	13,915.23
ProFund VP U.S. Government Plus	17.45	11.55	0.00
ProFund VP UltraBull	3.59	5.10	16,716.82
ProFund VP UltraMid-Cap	3.15	5.13	1,960.70
ProFund VP UltraNASDAQ-100	3.42	7.37	15,036.03
ProFund VP UltraShort Dow 30	13.69	7.25	341.50
ProFund VP UltraShort NASDAQ-100	17.55	6.19	1,240.35
ProFund VP UltraSmall-Cap	2.83	3.89	0.00
ProFund VP Utilities	9.15	9.95	225.48
Rydex VT Dow 2x Strategy Fund	4.65	31.27	0.00
Rydex VT Inverse Dow 2x Strategy Fund	12.08	6.57	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.43	7.34	0.00
Rydex VT S&P 500 2x Strategy Fund	3.52	5.05	0.00
Rydex VT U.S. Government Money Market Fund	10.37	10.19	0.00
Van Eck Worldwide Hard Assets Fund	7.46	11.49	1,323.67
Van Kampen LIT Growth and Income Portfolio	7.30	8.91	1,077.75
Van Kampen UIF Emerging Markets Debt Portfolio	9.38	11.99	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.50	10.86	1,355.87
Van Kampen UIF Mid Cap Growth Portfolio	6.23	9.64	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.63	9.07	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.13	7.73	0.00

Table 2 – 1.85% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Base Contract with GMDB with 3% Roll-Up
Access VP High Yield	9.78	11.22	0.00
Adaptive Allocation Portfolio	7.71	9.14	0.00
AIM V.I. Basic Value Series II	4.98	7.22	0.00
AIM V.I. Global Real Estate Series II	6.39	8.23	0.00
AIM V.I. International Growth Series II	7.22	9.56	0.00
AIM V.I. Mid Cap Core Equity Series II	7.80	9.94	0.00
Alger Small Cap Growth Portfolio	7.59	10.84	0.00
American Century VP Income & Growth Fund	7.28	8.42	0.00
American Century VP International Fund	8.23	10.79	0.00
American Century VP Large Company Value Fund	7.16	8.42	0.00
American Century VP Mid Cap Value Fund	8.54	10.89	0.00
American Century VP Ultra Fund	6.61	8.72	0.00
Chariot Absolute Return Currency	0.00	9.80	0.00
Credit Suisse Trust – International Equity Flex III Portfolio	4.88	6.31	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.97	8.90	0.00
DireXion Dynamic HY Bond Fund	8.66	9.33	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.12	9.33	0.00
Dreyfus VIF Appreciation Portfolio	8.07	9.68	0.00
Dreyfus VIF International Value Portfolio	6.62	8.49	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.90	7.40	0.00
PIMCO VIT All Asset Portfolio	9.49	11.32	0.00
PIMCO VIT High Yield Portfolio	7.99	11.00	0.00
PIMCO VIT Low Duration Portfolio	10.51	11.68	0.00
PIMCO VIT Real Return Portfolio	10.02	11.64	0.00
PIMCO VIT Total Return Portfolio	11.32	12.66	0.00
ProFund VP Asia 30	8.01	12.12	0.00
ProFund VP Banks	3.97	3.74	0.00
ProFund VP Basic Materials	6.06	9.66	0.00
ProFund VP Bear	12.78	9.05	0.00
ProFund VP Biotechnology	9.90	10.08	0.00
ProFund VP Bull	6.70	8.17	0.00
ProFund VP Consumer Goods	8.32	9.93	0.00
ProFund VP Consumer Services	6.54	8.40	0.00
ProFund VP Dow 30	7.71	8.96	0.00
ProFund VP Emerging Markets	4.94	7.87	0.00
ProFund VP Europe 30	6.42	8.34	0.00
ProFund VP Falling U.S. Dollar	9.25	9.38	0.00
ProFund VP Financials	4.23	4.78	0.00
ProFund VP Health Care	8.32	9.76	0.00
ProFund VP Industrials	6.42	7.83	0.00
ProFund VP International	5.32	6.52	0.00
ProFund VP Internet	5.85	10.18	0.00
ProFund VP Japan	5.30	5.74	0.00
ProFund VP Large-Cap Growth	7.06	8.99	0.00
ProFund VP Large-Cap Value	6.25	7.33	0.00
ProFund VP Mid-Cap	6.04	7.88	0.00
ProFund VP Mid-Cap Growth	6.39	8.67	0.00
ProFund VP Mid-Cap Value	6.23	8.00	0.00
ProFund VP Money Market	10.22	10.03	0.00
ProFund VP NASDAQ-100	6.66	9.93	0.00
ProFund VP Oil & Gas	8.32	9.43	0.00
ProFund VP Pharmaceuticals	8.66	9.94	0.00
ProFund VP Precious Metals	7.06	9.38	0.00
ProFund VP Real Estate	5.44	6.83	0.00
ProFund VP Rising Rates Opportunity	5.24	6.80	0.00
ProFund VP Semiconductor	4.70	7.56	0.00
ProFund VP Short Dow 30	10.93	8.00	0.00
ProFund VP Short Emerging Markets	12.82	6.45	0.00
ProFund VP Short International	13.86	9.48	0.00
ProFund VP Short Mid-Cap	12.59	7.98	0.00
ProFund VP Short NASDAQ-100	12.42	7.24	0.00
ProFund VP Short Small-Cap	12.22	8.11	0.00
ProFund VP Small-Cap	6.13	7.58	0.00
ProFund VP Small-Cap Growth	6.45	7.99	0.00
ProFund VP Small-Cap Value	6.32	7.47	0.00
ProFund VP Technology	6.35	10.07	0.00
ProFund VP Telecommunications	8.11	8.54	0.00
ProFund VP U.S. Government Plus	17.40	11.51	0.00
ProFund VP UltraBull	3.58	5.08	0.00
ProFund VP UltraMid-Cap	3.14	5.11	0.00
ProFund VP UltraNASDAQ-100	3.41	7.35	0.00
ProFund VP UltraShort Dow 30	13.67	7.24	0.00
ProFund VP UltraShort NASDAQ-100	17.53	6.18	0.00
ProFund VP UltraSmall-Cap	2.82	3.88	0.00
ProFund VP Utilities	9.12	9.92	0.00
Rydex VT Dow 2x Strategy Fund	4.64	31.15	0.00
Rydex VT Inverse Dow 2x Strategy Fund	12.05	6.55	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.42	7.31	0.00
Rydex VT S&P 500 2x Strategy Fund	3.51	5.04	0.00
Rydex VT U.S. Government Money Market Fund	10.35	10.16	0.00
Van Eck Worldwide Hard Assets Fund	7.44	11.45	0.00
Van Kampen LIT Growth and Income Portfolio	7.28	8.88	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.35	11.95	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.48	10.82	0.00
Van Kampen UIF Mid Cap Growth Portfolio	6.22	9.60	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.61	9.03	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.11	7.71	0.00

Table 3 – 1.90% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Base Contract with 1.45% M&E Base Contract with 1.20% M&E and GMDB Rider with Annual Step-Up
Access VP High Yield	9.76	11.20	0.00
Adaptive Allocation Portfolio	7.71	9.13	0.00
AIM V.I. Basic Value Series II	4.97	7.21	0.00
AIM V.I. Global Real Estate Series II	6.39	8.21	117.70
AIM V.I. International Growth Series II	7.21	9.54	180.21
AIM V.I. Mid Cap Core Equity Series II	7.79	9.92	1,246.17
Alger Small Cap Growth Portfolio	9.71	13.86	0.00
American Century VP Income & Growth Fund	8.22	9.50	0.00
American Century VP International Fund	9.75	12.78	75.01
American Century VP Large Company Value Fund	7.24	8.51	63.59
American Century VP Mid Cap Value Fund	8.97	11.42	0.00
American Century VP Ultra Fund	6.43	8.48	0.00
Chariot Absolute Return Currency	0.00	9.79	73,548.94
Credit Suisse Trust – International Equity Flex III Portfolio	4.87	6.30	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.96	8.89	0.00
DireXion Dynamic HY Bond Fund	8.65	9.31	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.11	9.31	0.00
Dreyfus VIF Appreciation Portfolio	8.06	9.66	0.00
Dreyfus VIF International Value Portfolio	6.61	8.48	35.47
Goldman Sachs VIT Structured Small Cap Equity Fund	6.18	7.75	70.10
PIMCO VIT All Asset Portfolio	9.48	11.30	56.48
PIMCO VIT High Yield Portfolio	7.98	10.98	3,146.80
PIMCO VIT Low Duration Portfolio	10.50	11.66	2,643.40
PIMCO VIT Real Return Portfolio	10.01	11.61	1,356.40
PIMCO VIT Total Return Portfolio	11.31	12.64	2,971.33
ProFund VP Asia 30	8.00	12.10	1,202.99
ProFund VP Banks	3.97	3.73	69.75
ProFund VP Basic Materials	6.05	9.64	148.19
ProFund VP Bear	12.76	9.03	2,295.32
ProFund VP Biotechnology	9.89	10.06	0.00
ProFund VP Bull	6.69	8.16	10,252.34
ProFund VP Consumer Goods	8.31	9.91	31.15
ProFund VP Consumer Services	6.54	8.39	0.00
ProFund VP Dow 30	7.70	8.95	34.98
ProFund VP Emerging Markets	4.94	7.86	4,483.34
ProFund VP Europe 30	6.42	8.33	50.67
ProFund VP Falling U.S. Dollar	9.24	9.37	30.51
ProFund VP Financials	4.23	4.77	120.28
ProFund VP Health Care	8.31	9.74	32.88
ProFund VP Industrials	6.42	7.81	0.00
ProFund VP International	5.32	6.51	0.00
ProFund VP Internet	5.84	10.17	88.27
ProFund VP Japan	5.29	5.73	0.00
ProFund VP Large-Cap Growth	7.05	8.97	95.30
ProFund VP Large-Cap Value	6.25	7.32	0.00
ProFund VP Mid-Cap	6.04	7.87	0.00
ProFund VP Mid-Cap Growth	6.38	8.65	69.23
ProFund VP Mid-Cap Value	6.22	7.99	0.00
ProFund VP Money Market	10.20	10.02	67,946.80
ProFund VP NASDAQ-100	6.65	9.92	14,116.19
ProFund VP Oil & Gas	8.31	9.41	459.56
ProFund VP Pharmaceuticals	8.65	9.92	220.47
ProFund VP Precious Metals	7.05	9.37	1,316.01
ProFund VP Real Estate	5.43	6.81	213.25
ProFund VP Rising Rates Opportunity	5.23	6.79	0.00
ProFund VP Semiconductor	4.69	7.55	11,632.81
ProFund VP Short Dow 30	10.91	7.99	0.00
ProFund VP Short Emerging Markets	12.81	6.45	0.00
ProFund VP Short International	13.85	9.47	0.00
ProFund VP Short Mid-Cap	12.57	7.97	695.22
ProFund VP Short NASDAQ-100	12.41	7.22	1,398.82
ProFund VP Short Small-Cap	12.20	8.10	5,236.57
ProFund VP Small-Cap	6.12	7.57	40.67
ProFund VP Small-Cap Growth	6.44	7.97	31.71
ProFund VP Small-Cap Value	6.32	7.46	0.00
ProFund VP Technology	6.34	10.05	0.00
ProFund VP Telecommunications	8.09	8.52	10,248.72
ProFund VP U.S. Government Plus	17.38	11.49	0.00
ProFund VP UltraBull	3.57	5.07	12,184.59
ProFund VP UltraMid-Cap	3.14	5.10	127.97
ProFund VP UltraNASDAQ-100	3.41	7.33	11,590.52
ProFund VP UltraShort Dow 30	13.67	7.23	237.52
ProFund VP UltraShort NASDAQ-100	17.52	6.17	0.00
ProFund VP UltraSmall-Cap	2.81	3.87	0.00
ProFund VP Utilities	9.11	9.90	280.01
Rydex VT Dow 2x Strategy Fund	4.63	31.09	0.00
Rydex VT Inverse Dow 2x Strategy Fund	12.03	6.53	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.42	7.30	0.00
Rydex VT S&P 500 2x Strategy Fund	3.50	5.03	0.00
Rydex VT U.S. Government Money Market Fund	9.86	9.68	0.00
Van Eck Worldwide Hard Assets Fund	7.43	11.43	0.00
Van Kampen LIT Growth and Income Portfolio	7.28	8.86	204.22
Van Kampen UIF Emerging Markets Debt Portfolio	9.34	11.92	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.47	10.80	858.87
Van Kampen UIF Mid Cap Growth Portfolio	6.21	9.58	119.23
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.60	9.02	60.23
Van Kampen UIF U.S. Real Estate Portfolio	6.10	7.69	0.00

Table 4 – 1.95% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Base Contract with 1.30% M&E and GMDB Rider with 3% Roll-Up Base Contract with 1.20% M&E and Estate Planning Rider Base Contract with 1.20% M&E and GMDB Rider with Annual Step-Up and 3% Roll-Up
Access VP High Yield	9.75	11.18	0.00
Adaptive Allocation Portfolio	7.70	9.12	0.00
AIM V.I. Basic Value Series II	4.97	7.20	0.00
AIM V.I. Global Real Estate Series II	6.38	8.20	0.00
AIM V.I. International Growth Series II	7.20	9.52	0.00
AIM V.I. Mid Cap Core Equity Series II	7.78	9.91	0.00
Alger Small Cap Growth Portfolio	12.75	18.20	0.00
American Century VP Income & Growth Fund	10.13	11.70	0.00
American Century VP International Fund	11.51	15.09	0.00
American Century VP Large Company Value Fund	7.22	8.49	0.00
American Century VP Mid Cap Value Fund	8.95	11.40	0.00
American Century VP Ultra Fund	6.41	8.46	0.00
Chariot Absolute Return Currency	0.00	9.79	0.00
Credit Suisse Trust – International Equity Flex III Portfolio	4.86	6.29	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.95	8.87	0.00
DireXion Dynamic HY Bond Fund	8.63	9.30	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.10	9.29	0.00
Dreyfus VIF Appreciation Portfolio	8.04	9.64	0.00
Dreyfus VIF International Value Portfolio	6.61	8.46	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.17	7.73	0.00
PIMCO VIT All Asset Portfolio	9.47	11.27	0.00
PIMCO VIT High Yield Portfolio	7.97	10.96	0.00
PIMCO VIT Low Duration Portfolio	10.48	11.64	0.00
PIMCO VIT Real Return Portfolio	10.00	11.59	0.00
PIMCO VIT Total Return Portfolio	11.29	12.62	0.00
ProFund VP Asia 30	7.99	12.08	0.00
ProFund VP Banks	3.96	3.72	0.00
ProFund VP Basic Materials	6.04	9.62	0.00
ProFund VP Bear	12.75	9.02	0.00
ProFund VP Biotechnology	9.87	10.04	0.00
ProFund VP Bull	6.68	8.14	0.00
ProFund VP Consumer Goods	8.30	9.89	0.00
ProFund VP Consumer Services	6.53	8.37	0.00
ProFund VP Dow 30	7.69	8.93	0.00
ProFund VP Emerging Markets	4.93	7.86	0.00
ProFund VP Europe 30	6.41	8.31	0.00
ProFund VP Falling U.S. Dollar	9.24	9.36	0.00
ProFund VP Financials	4.22	4.76	0.00
ProFund VP Health Care	8.30	9.73	0.00
ProFund VP Industrials	6.41	7.80	0.00
ProFund VP International	5.32	6.50	0.00
ProFund VP Internet	5.84	10.15	0.00
ProFund VP Japan	5.28	5.72	0.00
ProFund VP Large-Cap Growth	7.04	8.96	0.00
ProFund VP Large-Cap Value	6.24	7.31	0.00
ProFund VP Mid-Cap	6.04	7.87	0.00
ProFund VP Mid-Cap Growth	6.37	8.64	0.00
ProFund VP Mid-Cap Value	6.21	7.97	0.00
ProFund VP Money Market	10.19	10.00	0.00
ProFund VP NASDAQ-100	6.64	9.90	0.00
ProFund VP Oil & Gas	8.29	9.39	0.00
ProFund VP Pharmaceuticals	8.64	9.90	0.00
ProFund VP Precious Metals	7.04	9.35	0.00
ProFund VP Real Estate	5.42	6.80	0.00
ProFund VP Rising Rates Opportunity	5.23	6.78	0.00
ProFund VP Semiconductor	4.68	7.53	0.00
ProFund VP Short Dow 30	10.90	7.98	0.00
ProFund VP Short Emerging Markets	12.81	6.44	0.00
ProFund VP Short International	13.84	9.46	0.00
ProFund VP Short Mid-Cap	12.55	7.95	0.00
ProFund VP Short NASDAQ-100	12.39	7.21	0.00
ProFund VP Short Small-Cap	12.19	8.08	0.00
ProFund VP Small-Cap	6.11	7.55	0.00
ProFund VP Small-Cap Growth	6.43	7.96	0.00
ProFund VP Small-Cap Value	6.31	7.45	0.00
ProFund VP Technology	6.34	10.03	0.00
ProFund VP Telecommunications	8.08	8.51	0.00
ProFund VP U.S. Government Plus	17.36	11.47	0.00
ProFund VP UltraBull	3.57	5.06	0.00
ProFund VP UltraMid-Cap	3.13	5.09	0.00
ProFund VP UltraNASDAQ-100	3.40	7.32	0.00
ProFund VP UltraShort Dow 30	13.66	7.22	0.00
ProFund VP UltraShort NASDAQ-100	17.51	6.17	0.00
ProFund VP UltraSmall-Cap	2.81	3.86	0.00
ProFund VP Utilities	9.10	9.88	0.00
Rydex VT Dow 2x Strategy Fund	4.62	31.04	0.00
Rydex VT Inverse Dow 2x Strategy Fund	12.02	6.52	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.41	7.29	0.00
Rydex VT S&P 500 2x Strategy Fund	3.50	5.02	0.00
Rydex VT U.S. Government Money Market Fund	9.89	9.71	0.00
Van Eck Worldwide Hard Assets Fund	7.42	11.41	0.00
Van Kampen LIT Growth and Income Portfolio	7.27	8.84	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.33	11.90	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.46	10.78	0.00
Van Kampen UIF Mid Cap Growth Portfolio	6.20	9.57	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.60	9.00	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.09	7.68	0.00

Table 5 – 2.00% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Base Contract with 1.30% M&E and GMDB Rider with Annual Step-Up
Access VP High Yield	9.74	11.16	0.00
Adaptive Allocation Portfolio	7.69	9.11	0.00
AIM V.I. Basic Value Series II	4.96	7.18	0.00
AIM V.I. Global Real Estate Series II	6.37	8.18	0.00
AIM V.I. International Growth Series II	7.19	9.51	0.00
AIM V.I. Mid Cap Core Equity Series II	7.77	9.89	0.00
Alger Small Cap Growth Portfolio	8.19	11.68	0.00
American Century VP Income & Growth Fund	7.27	8.39	0.00
American Century VP International Fund	8.34	10.93	0.00
American Century VP Large Company Value Fund	7.15	8.41	0.00
American Century VP Mid Cap Value Fund	8.94	11.38	0.00
American Century VP Ultra Fund	6.57	8.66	0.00
Chariot Absolute Return Currency	0.00	9.79	11,783.49
Credit Suisse Trust – International Equity Flex III Portfolio	4.86	6.28	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.94	8.85	0.00
DireXion Dynamic HY Bond Fund	8.62	9.28	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.09	9.28	0.00
Dreyfus VIF Appreciation Portfolio	8.03	9.62	0.00
Dreyfus VIF International Value Portfolio	6.60	8.45	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.12	7.66	0.00
PIMCO VIT All Asset Portfolio	9.46	11.25	0.00
PIMCO VIT High Yield Portfolio	7.96	10.94	0.00
PIMCO VIT Low Duration Portfolio	10.47	11.62	0.00
PIMCO VIT Real Return Portfolio	9.98	11.57	0.00
PIMCO VIT Total Return Portfolio	11.28	12.59	0.00
ProFund VP Asia 30	7.98	12.06	0.00
ProFund VP Banks	3.96	3.71	0.00
ProFund VP Basic Materials	6.03	9.60	0.00
ProFund VP Bear	12.73	9.00	0.00
ProFund VP Biotechnology	9.86	10.02	0.00
ProFund VP Bull	6.67	8.13	1,228.73
ProFund VP Consumer Goods	8.29	9.88	0.00
ProFund VP Consumer Services	6.52	8.36	0.00
ProFund VP Dow 30	7.68	8.92	0.00
ProFund VP Emerging Markets	4.93	7.85	1,066.47
ProFund VP Europe 30	6.40	8.30	0.00
ProFund VP Falling U.S. Dollar	9.23	9.35	0.00
ProFund VP Financials	4.21	4.75	0.00
ProFund VP Health Care	8.28	9.71	0.00
ProFund VP Industrials	6.40	7.78	0.00
ProFund VP International	5.32	6.49	0.00
ProFund VP Internet	5.83	10.13	0.00
ProFund VP Japan	5.28	5.71	0.00
ProFund VP Large-Cap Growth	7.03	8.94	0.00
ProFund VP Large-Cap Value	6.23	7.29	0.00
ProFund VP Mid-Cap	6.03	7.86	0.00
ProFund VP Mid-Cap Growth	6.36	8.62	0.00
ProFund VP Mid-Cap Value	6.20	7.96	0.00
ProFund VP Money Market	10.18	9.98	9,236.56
ProFund VP NASDAQ-100	6.63	9.88	781.99
ProFund VP Oil & Gas	8.28	9.38	0.00
ProFund VP Pharmaceuticals	8.62	9.88	0.00
ProFund VP Precious Metals	7.03	9.33	0.00
ProFund VP Real Estate	5.42	6.79	0.00
ProFund VP Rising Rates Opportunity	5.22	6.76	0.00
ProFund VP Semiconductor	4.68	7.52	516.11
ProFund VP Short Dow 30	10.89	7.96	0.00
ProFund VP Short Emerging Markets	12.80	6.43	0.00
ProFund VP Short International	13.83	9.45	0.00
ProFund VP Short Mid-Cap	12.54	7.94	0.00
ProFund VP Short NASDAQ-100	12.37	7.20	0.00
ProFund VP Short Small-Cap	12.17	8.07	932.09
ProFund VP Small-Cap	6.10	7.54	0.00
ProFund VP Small-Cap Growth	6.42	7.95	0.00
ProFund VP Small-Cap Value	6.30	7.43	0.00
ProFund VP Technology	6.33	10.01	0.00
ProFund VP Telecommunications	8.07	8.49	457.86
ProFund VP U.S. Government Plus	17.33	11.45	0.00
ProFund VP UltraBull	3.56	5.05	675.33
ProFund VP UltraMid-Cap	3.13	5.08	0.00
ProFund VP UltraNASDAQ-100	3.40	7.31	1,460.56
ProFund VP UltraShort Dow 30	13.65	7.21	0.00
ProFund VP UltraShort NASDAQ-100	17.50	6.16	0.00
ProFund VP UltraSmall-Cap	2.81	3.86	0.00
ProFund VP Utilities	9.09	9.86	0.00
Rydex VT Dow 2x Strategy Fund	4.62	30.98	0.00
Rydex VT Inverse Dow 2x Strategy Fund	12.00	6.51	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.41	7.27	0.00
Rydex VT S&P 500 2x Strategy Fund	3.49	5.01	0.00
Rydex VT U.S. Government Money Market Fund	10.29	10.09	0.00
Van Eck Worldwide Hard Assets Fund	7.41	11.39	0.00
Van Kampen LIT Growth and Income Portfolio	7.26	8.83	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.32	11.88	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.45	10.76	0.00
Van Kampen UIF Mid Cap Growth Portfolio	6.19	9.55	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.59	8.98	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.08	7.66	0.00

Table 6 – 2.05% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Base Contract with 1.30% M&E and GMDB Rider with Annual Step-Up and 3% Roll-Up Base Contract with 1.30% M&E and Estate Planning Rider
Access VP High Yield	9.72	11.14	0.00
Adaptive Allocation Portfolio	7.69	9.09	0.00
AIM V.I. Basic Value Series II	4.95	7.17	0.00
AIM V.I. Global Real Estate Series II	6.36	8.17	0.00
AIM V.I. International Growth Series II	7.18	9.49	0.00
AIM V.I. Mid Cap Core Equity Series II	7.76	9.87	0.00
Alger Small Cap Growth Portfolio	9.61	13.70	0.00
American Century VP Income & Growth Fund	8.13	9.39	0.00
American Century VP International Fund	9.65	12.63	0.00
American Century VP Large Company Value Fund	7.19	8.45	0.00
American Century VP Mid Cap Value Fund	8.92	11.34	0.00
American Century VP Ultra Fund	6.39	8.42	0.00
Chariot Absolute Return Currency	0.00	9.79	3,410.95
Credit Suisse Trust – International Equity Flex III Portfolio	4.85	6.27	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.93	8.84	0.00
DireXion Dynamic HY Bond Fund	8.61	9.26	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.08	9.26	0.00
Dreyfus VIF Appreciation Portfolio	8.02	9.61	0.00
Dreyfus VIF International Value Portfolio	6.59	8.43	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.15	7.69	0.00
PIMCO VIT All Asset Portfolio	9.44	11.23	0.00
PIMCO VIT High Yield Portfolio	7.95	10.92	0.00
PIMCO VIT Low Duration Portfolio	10.45	11.59	0.00
PIMCO VIT Real Return Portfolio	9.97	11.55	0.00
PIMCO VIT Total Return Portfolio	11.26	12.57	0.00
ProFund VP Asia 30	7.97	12.04	0.00
ProFund VP Banks	3.95	3.71	0.00
ProFund VP Basic Materials	6.03	9.59	0.00
ProFund VP Bear	12.71	8.98	0.00
ProFund VP Biotechnology	9.85	10.01	0.00
ProFund VP Bull	6.66	8.11	412.16
ProFund VP Consumer Goods	8.28	9.86	0.00
ProFund VP Consumer Services	6.51	8.34	0.00
ProFund VP Dow 30	7.67	8.90	0.00
ProFund VP Emerging Markets	4.93	7.84	357.57
ProFund VP Europe 30	6.39	8.28	0.00
ProFund VP Falling U.S. Dollar	9.23	9.34	0.00
ProFund VP Financials	4.21	4.74	0.00
ProFund VP Health Care	8.27	9.69	0.00
ProFund VP Industrials	6.39	7.77	0.00
ProFund VP International	5.31	6.49	0.00
ProFund VP Internet	5.82	10.11	0.00
ProFund VP Japan	5.27	5.69	0.00
ProFund VP Large-Cap Growth	7.02	8.92	0.00
ProFund VP Large-Cap Value	6.22	7.28	0.00
ProFund VP Mid-Cap	6.03	7.85	0.00
ProFund VP Mid-Cap Growth	6.35	8.61	0.00
ProFund VP Mid-Cap Value	6.20	7.94	0.00
ProFund VP Money Market	10.16	9.96	1,604.63
ProFund VP NASDAQ-100	6.62	9.86	0.00
ProFund VP Oil & Gas	8.27	9.36	0.00
ProFund VP Pharmaceuticals	8.61	9.86	0.00
ProFund VP Precious Metals	7.03	9.31	0.00
ProFund VP Real Estate	5.41	6.78	0.00
ProFund VP Rising Rates Opportunity	5.21	6.75	0.00
ProFund VP Semiconductor	4.67	7.51	0.00
ProFund VP Short Dow 30	10.87	7.95	0.00
ProFund VP Short Emerging Markets	12.79	6.43	0.00
ProFund VP Short International	13.83	9.44	0.00
ProFund VP Short Mid-Cap	12.52	7.92	0.00
ProFund VP Short NASDAQ-100	12.36	7.18	0.00
ProFund VP Short Small-Cap	12.16	8.05	314.63
ProFund VP Small-Cap	6.09	7.53	0.00
ProFund VP Small-Cap Growth	6.42	7.93	0.00
ProFund VP Small-Cap Value	6.29	7.42	0.00
ProFund VP Technology	6.32	9.99	0.00
ProFund VP Telecommunications	8.06	8.48	0.00
ProFund VP U.S. Government Plus	17.31	11.43	0.00
ProFund VP UltraBull	3.56	5.04	0.00
ProFund VP UltraMid-Cap	3.12	5.07	0.00
ProFund VP UltraNASDAQ-100	3.39	7.29	382.81
ProFund VP UltraShort Dow 30	13.64	7.21	0.00
ProFund VP UltraShort NASDAQ-100	17.49	6.15	0.00
ProFund VP UltraSmall-Cap	2.80	3.85	0.00
ProFund VP Utilities	9.07	9.84	0.00
Rydex VT Dow 2x Strategy Fund	4.61	30.92	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.98	6.50	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.40	7.26	0.00
Rydex VT S&P 500 2x Strategy Fund	3.49	5.00	0.00
Rydex VT U.S. Government Money Market Fund	9.76	9.57	0.00
Van Eck Worldwide Hard Assets Fund	7.40	11.37	0.00
Van Kampen LIT Growth and Income Portfolio	7.25	8.81	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.30	11.86	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.44	10.74	0.00
Van Kampen UIF Mid Cap Growth Portfolio	6.18	9.53	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.58	8.97	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.08	7.65	0.00

Table 7 – 2.10% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Base Contract with 1.45% M&E and GMDB Rider with 3% Roll-Up Base Contract with 1.20% M&E and GMDB Rider with 6% Roll-Up
Access VP High Yield	9.71	11.12	0.00
Adaptive Allocation Portfolio	7.68	9.08	0.00
AIM V.I. Basic Value Series II	4.95	7.16	0.00
AIM V.I. Global Real Estate Series II	6.35	8.15	0.00
AIM V.I. International Growth Series II	7.17	9.47	0.00
AIM V.I. Mid Cap Core Equity Series II	7.75	9.85	0.00
Alger Small Cap Growth Portfolio	8.39	11.96	0.00
American Century VP Income & Growth Fund	7.52	8.67	0.00
American Century VP International Fund	8.72	11.41	0.00
American Century VP Large Company Value Fund	7.18	8.43	0.00
American Century VP Mid Cap Value Fund	8.90	11.31	0.00
American Century VP Ultra Fund	6.37	8.40	0.00
Chariot Absolute Return Currency	0.00	9.78	0.00
Credit Suisse Trust – International Equity Flex III Portfolio	4.84	6.25	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.92	8.82	0.00
DireXion Dynamic HY Bond Fund	8.60	9.25	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.07	9.24	0.00
Dreyfus VIF Appreciation Portfolio	8.01	9.59	0.00
Dreyfus VIF International Value Portfolio	6.58	8.42	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.14	7.67	0.00
PIMCO VIT All Asset Portfolio	9.43	11.21	0.00
PIMCO VIT High Yield Portfolio	7.94	10.90	0.00
PIMCO VIT Low Duration Portfolio	10.44	11.57	0.00
PIMCO VIT Real Return Portfolio	9.96	11.53	0.00
PIMCO VIT Total Return Portfolio	11.25	12.55	0.00
ProFund VP Asia 30	7.96	12.01	160.46
ProFund VP Banks	3.95	3.70	0.00
ProFund VP Basic Materials	6.02	9.57	149.94
ProFund VP Bear	12.70	8.97	0.00
ProFund VP Biotechnology	9.83	9.99	0.00
ProFund VP Bull	6.65	8.10	0.00
ProFund VP Consumer Goods	8.27	9.84	0.00
ProFund VP Consumer Services	6.50	8.33	0.00
ProFund VP Dow 30	7.66	8.88	0.00
ProFund VP Emerging Markets	4.93	7.83	0.00
ProFund VP Europe 30	6.38	8.27	0.00
ProFund VP Falling U.S. Dollar	9.22	9.33	0.00
ProFund VP Financials	4.20	4.73	0.00
ProFund VP Health Care	8.26	9.67	0.00
ProFund VP Industrials	6.38	7.75	0.00
ProFund VP International	5.31	6.48	0.00
ProFund VP Internet	5.81	10.09	0.00
ProFund VP Japan	5.26	5.68	0.00
ProFund VP Large-Cap Growth	7.01	8.91	0.00
ProFund VP Large-Cap Value	6.21	7.27	0.00
ProFund VP Mid-Cap	6.03	7.84	0.00
ProFund VP Mid-Cap Growth	6.34	8.59	0.00
ProFund VP Mid-Cap Value	6.19	7.93	0.00
ProFund VP Money Market	10.15	9.94	0.00
ProFund VP NASDAQ-100	6.61	9.84	0.00
ProFund VP Oil & Gas	8.26	9.34	141.61
ProFund VP Pharmaceuticals	8.60	9.85	0.00
ProFund VP Precious Metals	7.02	9.30	184.38
ProFund VP Real Estate	5.40	6.76	0.00
ProFund VP Rising Rates Opportunity	5.21	6.74	0.00
ProFund VP Semiconductor	4.67	7.49	0.00
ProFund VP Short Dow 30	10.86	7.93	0.00
ProFund VP Short Emerging Markets	12.79	6.42	0.00
ProFund VP Short International	13.82	9.43	0.00
ProFund VP Short Mid-Cap	12.50	7.91	0.00
ProFund VP Short NASDAQ-100	12.34	7.17	0.00
ProFund VP Short Small-Cap	12.14	8.04	0.00
ProFund VP Small-Cap	6.08	7.51	0.00
ProFund VP Small-Cap Growth	6.41	7.92	0.00
ProFund VP Small-Cap Value	6.28	7.41	0.00
ProFund VP Technology	6.31	9.97	183.04
ProFund VP Telecommunications	8.05	8.46	0.00
ProFund VP U.S. Government Plus	17.29	11.41	0.00
ProFund VP UltraBull	3.55	5.03	0.00
ProFund VP UltraMid-Cap	3.12	5.06	0.00
ProFund VP UltraNASDAQ-100	3.39	7.28	0.00
ProFund VP UltraShort Dow 30	13.64	7.20	0.00
ProFund VP UltraShort NASDAQ-100	17.49	6.15	0.00
ProFund VP UltraSmall-Cap	2.80	3.84	0.00
ProFund VP Utilities	9.06	9.83	151.79
Rydex VT Dow 2x Strategy Fund	4.61	30.87	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.97	6.49	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.40	7.25	0.00
Rydex VT S&P 500 2x Strategy Fund	3.48	4.99	0.00
Rydex VT U.S. Government Money Market Fund	10.22	10.01	0.00
Van Eck Worldwide Hard Assets Fund	7.39	11.35	130.25
Van Kampen LIT Growth and Income Portfolio	7.24	8.79	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.29	11.84	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.44	10.72	171.90
Van Kampen UIF Mid Cap Growth Portfolio	6.17	9.51	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.57	8.95	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.07	7.64	0.00

Table 8 – 2.15% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Base Contract with 1.20% M&E and 3% Extra Credit Rider Base Contract with 1.45% M&E and GMDB Rider with Annual Step-Up
Access VP High Yield	9.70	11.10	0.00
Adaptive Allocation Portfolio	7.68	9.07	0.00
AIM V.I. Basic Value Series II	4.94	7.14	0.00
AIM V.I. Global Real Estate Series II	6.34	8.14	0.00
AIM V.I. International Growth Series II	7.16	9.45	0.00
AIM V.I. Mid Cap Core Equity Series II	7.74	9.83	0.00
Alger Small Cap Growth Portfolio	9.54	13.59	0.00
American Century VP Income & Growth Fund	8.08	9.31	0.00
American Century VP International Fund	9.58	12.53	0.00
American Century VP Large Company Value Fund	7.16	8.41	0.00
American Century VP Mid Cap Value Fund	8.88	11.28	0.00
American Century VP Ultra Fund	6.36	8.37	0.00
Chariot Absolute Return Currency	0.00	9.78	8,181.32
Credit Suisse Trust – International Equity Flex III Portfolio	4.84	6.24	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.92	8.81	0.00
DireXion Dynamic HY Bond Fund	8.59	9.23	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.06	9.23	0.00
Dreyfus VIF Appreciation Portfolio	8.00	9.57	0.00
Dreyfus VIF International Value Portfolio	6.57	8.40	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.12	7.65	0.00
PIMCO VIT All Asset Portfolio	9.42	11.19	0.00
PIMCO VIT High Yield Portfolio	7.93	10.88	8,629.51
PIMCO VIT Low Duration Portfolio	10.43	11.55	4,420.64
PIMCO VIT Real Return Portfolio	9.94	11.51	0.00
PIMCO VIT Total Return Portfolio	11.23	12.52	4,077.40
ProFund VP Asia 30	7.95	11.99	0.00
ProFund VP Banks	3.94	3.69	0.00
ProFund VP Basic Materials	6.01	9.55	0.00
ProFund VP Bear	12.68	8.95	623.89
ProFund VP Biotechnology	9.82	9.97	0.00
ProFund VP Bull	6.64	8.08	13,464.01
ProFund VP Consumer Goods	8.25	9.82	0.00
ProFund VP Consumer Services	6.49	8.31	0.00
ProFund VP Dow 30	7.65	8.87	0.00
ProFund VP Emerging Markets	4.92	7.82	698.63
ProFund VP Europe 30	6.37	8.25	0.00
ProFund VP Falling U.S. Dollar	9.22	9.32	0.00
ProFund VP Financials	4.20	4.72	0.00
ProFund VP Health Care	8.25	9.65	0.00
ProFund VP Industrials	6.37	7.74	0.00
ProFund VP International	5.31	6.47	0.00
ProFund VP Internet	5.81	10.07	0.00
ProFund VP Japan	5.25	5.67	0.00
ProFund VP Large-Cap Growth	7.00	8.89	0.00
ProFund VP Large-Cap Value	6.20	7.25	0.00
ProFund VP Mid-Cap	6.02	7.83	0.00
ProFund VP Mid-Cap Growth	6.33	8.58	0.00
ProFund VP Mid-Cap Value	6.18	7.91	0.00
ProFund VP Money Market	10.14	9.92	24,601.63
ProFund VP NASDAQ-100	6.60	9.83	1,207.89
ProFund VP Oil & Gas	8.25	9.33	0.00
ProFund VP Pharmaceuticals	8.59	9.83	0.00
ProFund VP Precious Metals	7.01	9.28	0.00
ProFund VP Real Estate	5.39	6.75	0.00
ProFund VP Rising Rates Opportunity	5.20	6.73	0.00
ProFund VP Semiconductor	4.66	7.48	786.26
ProFund VP Short Dow 30	10.84	7.92	0.00
ProFund VP Short Emerging Markets	12.78	6.41	0.00
ProFund VP Short International	13.81	9.42	0.00
ProFund VP Short Mid-Cap	12.49	7.89	0.00
ProFund VP Short NASDAQ-100	12.32	7.16	506.03
ProFund VP Short Small-Cap	12.12	8.02	1,070.12
ProFund VP Small-Cap	6.08	7.50	0.00
ProFund VP Small-Cap Growth	6.40	7.90	32.13
ProFund VP Small-Cap Value	6.27	7.39	0.00
ProFund VP Technology	6.30	9.96	0.00
ProFund VP Telecommunications	8.04	8.45	696.11
ProFund VP U.S. Government Plus	17.26	11.39	0.00
ProFund VP UltraBull	3.55	5.02	1,025.52
ProFund VP UltraMid-Cap	3.12	5.05	0.00
ProFund VP UltraNASDAQ-100	3.38	7.27	1,236.57
ProFund VP UltraShort Dow 30	13.63	7.19	260.02
ProFund VP UltraShort NASDAQ-100	17.48	6.14	0.00
ProFund VP UltraSmall-Cap	2.80	3.84	0.00
ProFund VP Utilities	9.05	9.81	0.00
Rydex VT Dow 2x Strategy Fund	4.60	30.81	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.95	6.47	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.39	7.23	0.00
Rydex VT S&P 500 2x Strategy Fund	3.48	4.98	0.00
Rydex VT U.S. Government Money Market Fund	9.69	9.49	0.00
Van Eck Worldwide Hard Assets Fund	7.38	11.32	0.00
Van Kampen LIT Growth and Income Portfolio	7.23	8.78	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.28	11.82	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.43	10.70	42.32
Van Kampen UIF Mid Cap Growth Portfolio	6.17	9.50	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.56	8.93	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.06	7.62	0.00

Table 9 – 2.20% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.45% M&E and Estate Planning Rider

Base Contract with 1.45% M&E and GMDB with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E and GMDB with 6% Roll-Up

Base Contract with 1.20% M&E and GMDB with Annual Step-Up and 6% Roll-Up

Access VP High Yield	9.69	11.08	0.00
Adaptive Allocation Portfolio	7.67	9.06	0.00
AIM V.I. Basic Value Series II	4.93	7.13	0.00
AIM V.I. Global Real Estate Series II	6.33	8.12	0.00
AIM V.I. International Growth Series II	7.15	9.44	0.00
AIM V.I. Mid Cap Core Equity Series II	7.73	9.82	0.00
Alger Small Cap Growth Portfolio	12.56	17.88	0.00
American Century VP Income & Growth Fund	9.98	11.50	0.00
American Century VP International Fund	11.34	14.82	0.00
American Century VP Large Company Value Fund	7.15	8.39	0.00
American Century VP Mid Cap Value Fund	8.86	11.25	0.00
American Century VP Ultra Fund	6.35	8.35	0.00
Chariot Absolute Return Currency	0.00	9.78	1,717.29
Credit Suisse Trust – International Equity Flex III Portfolio	4.83	6.23	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.91	8.79	0.00
DireXion Dynamic HY Bond Fund	8.58	9.21	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.06	9.21	0.00
Dreyfus VIF Appreciation Portfolio	7.99	9.55	0.00
Dreyfus VIF International Value Portfolio	6.56	8.39	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.11	7.63	0.00
PIMCO VIT All Asset Portfolio	9.41	11.17	0.00
PIMCO VIT High Yield Portfolio	7.92	10.86	142.73
PIMCO VIT Low Duration Portfolio	10.41	11.53	78,589.45
PIMCO VIT Real Return Portfolio	9.93	11.49	131.30
PIMCO VIT Total Return Portfolio	11.22	12.50	119.73
ProFund VP Asia 30	7.93	11.97	0.00
ProFund VP Banks	3.94	3.69	0.00
ProFund VP Basic Materials	6.00	9.53	0.00
ProFund VP Bear	12.66	8.94	0.00
ProFund VP Biotechnology	9.81	9.95	0.00
ProFund VP Bull	6.63	8.07	257.56
ProFund VP Consumer Goods	8.24	9.80	0.00
ProFund VP Consumer Services	6.48	8.30	0.00
ProFund VP Dow 30	7.64	8.85	0.00
ProFund VP Emerging Markets	4.92	7.82	222.85
ProFund VP Europe 30	6.36	8.24	0.00
ProFund VP Falling U.S. Dollar	9.21	9.31	0.00
ProFund VP Financials	4.19	4.72	0.00
ProFund VP Health Care	8.24	9.64	0.00
ProFund VP Industrials	6.36	7.73	0.00
ProFund VP International	5.30	6.47	0.00
ProFund VP Internet	5.80	10.05	0.00
ProFund VP Japan	5.25	5.66	0.00
ProFund VP Large-Cap Growth	6.99	8.88	0.00
ProFund VP Large-Cap Value	6.20	7.24	0.00
ProFund VP Mid-Cap	6.02	7.83	0.00
ProFund VP Mid-Cap Growth	6.33	8.56	0.00
ProFund VP Mid-Cap Value	6.17	7.90	0.00
ProFund VP Money Market	10.12	9.91	1,324.11
ProFund VP NASDAQ-100	6.60	9.81	0.00
ProFund VP Oil & Gas	8.24	9.31	0.00
ProFund VP Pharmaceuticals	8.58	9.81	0.00
ProFund VP Precious Metals	7.00	9.26	0.00
ProFund VP Real Estate	5.39	6.74	0.00
ProFund VP Rising Rates Opportunity	5.19	6.71	0.00
ProFund VP Semiconductor	4.65	7.46	408.19
ProFund VP Short Dow 30	10.83	7.90	0.00
ProFund VP Short Emerging Markets	12.77	6.41	0.00
ProFund VP Short International	13.80	9.41	0.00
ProFund VP Short Mid-Cap	12.47	7.88	0.00
ProFund VP Short NASDAQ-100	12.31	7.14	0.00
ProFund VP Short Small-Cap	12.11	8.01	196.27
ProFund VP Small-Cap	6.07	7.48	0.00
ProFund VP Small-Cap Growth	6.39	7.89	0.00
ProFund VP Small-Cap Value	6.27	7.38	0.00
ProFund VP Technology	6.29	9.94	0.00
ProFund VP Telecommunications	8.03	8.43	356.67
ProFund VP U.S. Government Plus	17.24	11.36	0.00
ProFund VP UltraBull	3.54	5.01	0.00
ProFund VP UltraMid-Cap	3.11	5.05	0.00
ProFund VP UltraNASDAQ-100	3.38	7.25	430.44
ProFund VP UltraShort Dow 30	13.62	7.18	0.00
ProFund VP UltraShort NASDAQ-100	17.47	6.13	0.00
ProFund VP UltraSmall-Cap	2.79	3.83	0.00
ProFund VP Utilities	9.04	9.79	0.00
Rydex VT Dow 2x Strategy Fund	4.59	30.75	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.94	6.46	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.39	7.22	0.00
Rydex VT S&P 500 2x Strategy Fund	3.47	4.97	0.00
Rydex VT U.S. Government Money Market Fund	9.74	9.54	0.00
Van Eck Worldwide Hard Assets Fund	7.37	11.30	0.00
Van Kampen LIT Growth and Income Portfolio	7.22	8.76	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.27	11.79	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.42	10.68	0.00
Van Kampen UIF Mid Cap Growth Portfolio	6.16	9.48	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.55	8.92	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.05	7.61	0.00

Table 10 – 2.25% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Base Contract with 1.30% M&E and 3% Extra Credit Rider
Access VP High Yield	9.67	11.06	704.43
Adaptive Allocation Portfolio	7.66	9.05	0.00
AIM V.I. Basic Value Series II	4.93	7.12	0.00
AIM V.I. Global Real Estate Series II	6.33	8.11	308.65
AIM V.I. International Growth Series II	7.14	9.42	857.74
AIM V.I. Mid Cap Core Equity Series II	7.72	9.80	0.00
Alger Small Cap Growth Portfolio	9.48	13.48	0.00
American Century VP Income & Growth Fund	8.02	9.24	0.00
American Century VP International Fund	9.52	12.43	0.00
American Century VP Large Company Value Fund	7.14	8.37	599.41
American Century VP Mid Cap Value Fund	8.85	11.23	0.00
American Century VP Ultra Fund	6.34	8.33	0.00
Chariot Absolute Return Currency	0.00	9.78	48,775.12
Credit Suisse Trust – International Equity Flex III Portfolio	4.83	6.22	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.90	8.77	0.00
DireXion Dynamic HY Bond Fund	8.56	9.20	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.05	9.19	0.00
Dreyfus VIF Appreciation Portfolio	7.98	9.54	0.00
Dreyfus VIF International Value Portfolio	6.55	8.37	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.10	7.61	691.17
PIMCO VIT All Asset Portfolio	9.39	11.15	0.00
PIMCO VIT High Yield Portfolio	7.91	10.84	14,365.83
PIMCO VIT Low Duration Portfolio	10.40	11.51	3,495.79
PIMCO VIT Real Return Portfolio	9.92	11.47	1,641.40
PIMCO VIT Total Return Portfolio	11.20	12.48	7,556.05
ProFund VP Asia 30	7.92	11.95	0.00
ProFund VP Banks	3.93	3.68	0.00
ProFund VP Basic Materials	5.99	9.51	0.00
ProFund VP Bear	12.65	8.92	4,438.95
ProFund VP Biotechnology	9.79	9.93	0.00
ProFund VP Bull	6.62	8.05	17,965.84
ProFund VP Consumer Goods	8.23	9.79	0.00
ProFund VP Consumer Services	6.47	8.28	0.00
ProFund VP Dow 30	7.63	8.83	0.00
ProFund VP Emerging Markets	4.92	7.81	3,555.58
ProFund VP Europe 30	6.36	8.22	0.00
ProFund VP Falling U.S. Dollar	9.21	9.30	0.00
ProFund VP Financials	4.19	4.71	0.00
ProFund VP Health Care	8.23	9.62	0.00
ProFund VP Industrials	6.36	7.71	0.00
ProFund VP International	5.30	6.46	0.00
ProFund VP Internet	5.79	10.04	0.00
ProFund VP Japan	5.24	5.65	0.00
ProFund VP Large-Cap Growth	6.98	8.86	572.90
ProFund VP Large-Cap Value	6.19	7.23	0.00
ProFund VP Mid-Cap	6.02	7.82	0.00
ProFund VP Mid-Cap Growth	6.32	8.54	0.00
ProFund VP Mid-Cap Value	6.16	7.89	0.00
ProFund VP Money Market	10.11	9.89	74,614.11
ProFund VP NASDAQ-100	6.59	9.79	3,188.83
ProFund VP Oil & Gas	8.23	9.29	0.00
ProFund VP Pharmaceuticals	8.57	9.79	0.00
ProFund VP Precious Metals	6.99	9.25	245.82
ProFund VP Real Estate	5.38	6.73	0.00
ProFund VP Rising Rates Opportunity	5.19	6.70	0.00
ProFund VP Semiconductor	4.65	7.45	5,438.52
ProFund VP Short Dow 30	10.81	7.89	0.00
ProFund VP Short Emerging Markets	12.76	6.40	0.00
ProFund VP Short International	13.80	9.40	0.00
ProFund VP Short Mid-Cap	12.45	7.87	4,130.38
ProFund VP Short NASDAQ-100	12.29	7.13	5,372.05
ProFund VP Short Small-Cap	12.09	7.99	9,040.50
ProFund VP Small-Cap	6.06	7.47	0.00
ProFund VP Small-Cap Growth	6.38	7.87	2,850.17
ProFund VP Small-Cap Value	6.26	7.37	0.00
ProFund VP Technology	6.28	9.92	0.00
ProFund VP Telecommunications	8.02	8.41	4,766.82
ProFund VP U.S. Government Plus	17.22	11.34	0.00
ProFund VP UltraBull	3.54	5.01	0.00
ProFund VP UltraMid-Cap	3.11	5.04	0.00
ProFund VP UltraNASDAQ-100	3.38	7.24	3,818.37
ProFund VP UltraShort Dow 30	13.61	7.18	0.00
ProFund VP UltraShort NASDAQ-100	17.46	6.13	0.00
ProFund VP UltraSmall-Cap	2.79	3.82	0.00
ProFund VP Utilities	9.03	9.77	0.00
Rydex VT Dow 2x Strategy Fund	4.59	30.70	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.92	6.45	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.38	7.21	0.00
Rydex VT S&P 500 2x Strategy Fund	3.47	4.96	0.00
Rydex VT U.S. Government Money Market Fund	9.63	9.42	0.00
Van Eck Worldwide Hard Assets Fund	7.36	11.28	0.00
Van Kampen LIT Growth and Income Portfolio	7.21	8.75	456.79
Van Kampen UIF Emerging Markets Debt Portfolio	9.25	11.77	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.41	10.66	7,677.78
Van Kampen UIF Mid Cap Growth Portfolio	6.15	9.46	534.36
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.54	8.90	573.25
Van Kampen UIF U.S. Real Estate Portfolio	6.04	7.59	0.00

Table 11 – 2.30% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Base Contract with 1.20% M&E and 4% Extra Credit Rider Base Contract with 1.30% M&E and GMDB Rider with Annual Step-Up and 6% Roll-Up
Access VP High Yield	9.66	11.04	631.61
Adaptive Allocation Portfolio	7.66	9.03	0.00
AIM V.I. Basic Value Series II	4.92	7.10	216.67
AIM V.I. Global Real Estate Series II	6.32	8.09	0.00
AIM V.I. International Growth Series II	7.13	9.40	164.47
AIM V.I. Mid Cap Core Equity Series II	7.71	9.78	0.00
Alger Small Cap Growth Portfolio	9.44	13.43	0.00
American Century VP Income & Growth Fund	7.99	9.20	0.00
American Century VP International Fund	9.48	12.38	185.84
American Century VP Large Company Value Fund	7.12	8.34	0.00
American Century VP Mid Cap Value Fund	8.83	11.20	0.00
American Century VP Ultra Fund	6.32	8.31	0.00
Chariot Absolute Return Currency	0.00	9.77	4,755.59
Credit Suisse Trust – International Equity Flex III Portfolio	4.82	6.21	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.89	8.76	0.00
DireXion Dynamic HY Bond Fund	8.55	9.18	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.04	9.18	0.00
Dreyfus VIF Appreciation Portfolio	7.97	9.52	0.00
Dreyfus VIF International Value Portfolio	6.54	8.35	183.76
Goldman Sachs VIT Structured Small Cap Equity Fund	6.09	7.59	0.00
PIMCO VIT All Asset Portfolio	9.38	11.13	0.00
PIMCO VIT High Yield Portfolio	7.90	10.82	643.48
PIMCO VIT Low Duration Portfolio	10.38	11.49	2,586.17
PIMCO VIT Real Return Portfolio	9.90	11.45	0.00
PIMCO VIT Total Return Portfolio	11.19	12.46	2,938.21
ProFund VP Asia 30	7.91	11.92	192.05
ProFund VP Banks	3.93	3.67	0.00
ProFund VP Basic Materials	5.99	9.50	122.29
ProFund VP Bear	12.63	8.90	0.00
ProFund VP Biotechnology	9.78	9.91	0.00
ProFund VP Bull	6.62	8.04	7,970.17
ProFund VP Consumer Goods	8.22	9.77	0.00
ProFund VP Consumer Services	6.47	8.27	0.00
ProFund VP Dow 30	7.62	8.82	0.00
ProFund VP Emerging Markets	4.92	7.80	500.55
ProFund VP Europe 30	6.35	8.21	0.00
ProFund VP Falling U.S. Dollar	9.20	9.29	0.00
ProFund VP Financials	4.18	4.70	0.00
ProFund VP Health Care	8.22	9.60	0.00
ProFund VP Industrials	6.35	7.70	0.00
ProFund VP International	5.30	6.45	0.00
ProFund VP Internet	5.78	10.02	0.00
ProFund VP Japan	5.23	5.64	0.00
ProFund VP Large-Cap Growth	6.97	8.84	0.00
ProFund VP Large-Cap Value	6.18	7.21	0.00
ProFund VP Mid-Cap	6.01	7.81	0.00
ProFund VP Mid-Cap Growth	6.31	8.53	0.00
ProFund VP Mid-Cap Value	6.15	7.87	0.00
ProFund VP Money Market	10.10	9.87	4,901.45
ProFund VP NASDAQ-100	6.58	9.77	568.10
ProFund VP Oil & Gas	8.22	9.27	0.00
ProFund VP Pharmaceuticals	8.56	9.77	0.00
ProFund VP Precious Metals	6.98	9.23	242.67
ProFund VP Real Estate	5.37	6.71	116.55
ProFund VP Rising Rates Opportunity	5.18	6.69	0.00
ProFund VP Semiconductor	4.64	7.44	0.00
ProFund VP Short Dow 30	10.80	7.87	0.00
ProFund VP Short Emerging Markets	12.76	6.39	0.00
ProFund VP Short International	13.79	9.39	0.00
ProFund VP Short Mid-Cap	12.44	7.85	0.00
ProFund VP Short NASDAQ-100	12.27	7.12	0.00
ProFund VP Short Small-Cap	12.08	7.98	442.19
ProFund VP Small-Cap	6.05	7.46	0.00
ProFund VP Small-Cap Growth	6.37	7.86	0.00
ProFund VP Small-Cap Value	6.25	7.35	0.00
ProFund VP Technology	6.28	9.90	0.00
ProFund VP Telecommunications	8.01	8.40	0.00
ProFund VP U.S. Government Plus	17.19	11.32	0.00
ProFund VP UltraBull	3.53	5.00	0.00
ProFund VP UltraMid-Cap	3.10	5.03	0.00
ProFund VP UltraNASDAQ-100	3.37	7.23	537.98
ProFund VP UltraShort Dow 30	13.61	7.17	0.00
ProFund VP UltraShort NASDAQ-100	17.45	6.12	0.00
ProFund VP UltraSmall-Cap	2.78	3.81	0.00
ProFund VP Utilities	9.01	9.75	0.00
Rydex VT Dow 2x Strategy Fund	4.58	30.64	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.91	6.44	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.38	7.19	0.00
Rydex VT S&P 500 2x Strategy Fund	3.47	4.95	0.00
Rydex VT U.S. Government Money Market Fund	9.60	9.38	0.00
Van Eck Worldwide Hard Assets Fund	7.35	11.26	0.00
Van Kampen LIT Growth and Income Portfolio	7.20	8.73	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.24	11.75	97.98
Van Kampen UIF Emerging Markets Equity Portfolio	6.40	10.64	219.65
Van Kampen UIF Mid Cap Growth Portfolio	6.14	9.44	650.45
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.53	8.89	174.27
Van Kampen UIF U.S. Real Estate Portfolio	6.04	7.58	0.00

Table 12 – 2.35% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up Base Contract with 1.45% M&E and GMDB Rider with 6% Roll-Up
Access VP High Yield	9.65	11.02	1,518.94
Adaptive Allocation Portfolio	7.65	9.02	0.00
AIM V.I. Basic Value Series II	4.91	7.09	0.00
AIM V.I. Global Real Estate Series II	6.31	8.08	0.00
AIM V.I. International Growth Series II	7.12	9.39	801.59
AIM V.I. Mid Cap Core Equity Series II	7.70	9.76	0.00
Alger Small Cap Growth Portfolio	7.46	10.60	0.00
American Century VP Income & Growth Fund	7.16	8.23	0.00
American Century VP International Fund	8.09	10.56	596.60
American Century VP Large Company Value Fund	7.04	8.24	0.00
American Century VP Mid Cap Value Fund	8.40	10.65	0.00
American Century VP Ultra Fund	6.50	8.54	0.00
Chariot Absolute Return Currency	0.00	9.77	139,660.31
Credit Suisse Trust – International Equity Flex III Portfolio	4.81	6.20	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.88	8.74	0.00
DireXion Dynamic HY Bond Fund	8.54	9.16	869.49
Dreyfus Socially Responsible Growth Fund, Inc.	7.03	9.16	0.00
Dreyfus VIF Appreciation Portfolio	7.96	9.50	0.00
Dreyfus VIF International Value Portfolio	6.53	8.34	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.80	7.24	0.00
PIMCO VIT All Asset Portfolio	9.37	11.11	3,620.34
PIMCO VIT High Yield Portfolio	7.89	10.80	35,118.35
PIMCO VIT Low Duration Portfolio	10.37	11.47	10,590.56
PIMCO VIT Real Return Portfolio	9.89	11.42	3,775.15
PIMCO VIT Total Return Portfolio	11.17	12.43	7,751.99
ProFund VP Asia 30	7.90	11.90	364.63
ProFund VP Banks	3.92	3.67	0.00
ProFund VP Basic Materials	5.98	9.48	7,752.04
ProFund VP Bear	12.61	8.89	3,055.27
ProFund VP Biotechnology	9.77	9.90	1,531.33
ProFund VP Bull	6.61	8.02	34,237.88
ProFund VP Consumer Goods	8.21	9.75	0.00
ProFund VP Consumer Services	6.46	8.25	1,069.02
ProFund VP Dow 30	7.61	8.80	0.00
ProFund VP Emerging Markets	4.91	7.79	11,727.96
ProFund VP Europe 30	6.34	8.19	1,684.16
ProFund VP Falling U.S. Dollar	9.20	9.28	0.00
ProFund VP Financials	4.17	4.69	0.00
ProFund VP Health Care	8.21	9.58	0.00
ProFund VP Industrials	6.34	7.68	1,090.08
ProFund VP International	5.30	6.45	0.00
ProFund VP Internet	5.77	10.00	0.00
ProFund VP Japan	5.23	5.63	0.00
ProFund VP Large-Cap Growth	6.97	8.83	0.00
ProFund VP Large-Cap Value	6.17	7.20	0.00
ProFund VP Mid-Cap	6.01	7.80	0.00
ProFund VP Mid-Cap Growth	6.30	8.51	0.00
ProFund VP Mid-Cap Value	6.15	7.86	0.00
ProFund VP Money Market	10.08	9.85	118,712.80
ProFund VP NASDAQ-100	6.57	9.75	12,019.59
ProFund VP Oil & Gas	8.21	9.26	0.00
ProFund VP Pharmaceuticals	8.54	9.76	0.00
ProFund VP Precious Metals	6.97	9.21	18,461.56
ProFund VP Real Estate	5.37	6.70	1,224.99
ProFund VP Rising Rates Opportunity	5.17	6.68	0.00
ProFund VP Semiconductor	4.63	7.42	7,173.77
ProFund VP Short Dow 30	10.78	7.86	0.00
ProFund VP Short Emerging Markets	12.75	6.39	0.00
ProFund VP Short International	13.78	9.38	0.00
ProFund VP Short Mid-Cap	12.42	7.84	2,963.88
ProFund VP Short NASDAQ-100	12.26	7.10	3,709.96
ProFund VP Short Small-Cap	12.06	7.97	13,515.23
ProFund VP Small-Cap	6.04	7.44	0.00
ProFund VP Small-Cap Growth	6.36	7.84	719.28
ProFund VP Small-Cap Value	6.24	7.34	0.00
ProFund VP Technology	6.27	9.88	1,020.04
ProFund VP Telecommunications	8.00	8.38	6,335.42
ProFund VP U.S. Government Plus	17.17	11.30	399.83
ProFund VP UltraBull	3.53	4.99	9,387.31
ProFund VP UltraMid-Cap	3.10	5.02	0.00
ProFund VP UltraNASDAQ-100	3.37	7.21	15,870.56
ProFund VP UltraShort Dow 30	13.60	7.16	0.00
ProFund VP UltraShort NASDAQ-100	17.44	6.11	0.00
ProFund VP UltraSmall-Cap	2.78	3.81	0.00
ProFund VP Utilities	9.00	9.74	0.00
Rydex VT Dow 2x Strategy Fund	4.57	30.58	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.89	6.43	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.37	7.18	0.00
Rydex VT S&P 500 2x Strategy Fund	3.46	4.94	0.00
Rydex VT U.S. Government Money Market Fund	10.18	9.94	9,142.01
Van Eck Worldwide Hard Assets Fund	7.34	11.24	3.86
Van Kampen LIT Growth and Income Portfolio	7.19	8.71	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.23	11.73	988.76
Van Kampen UIF Emerging Markets Equity Portfolio	6.39	10.62	2,537.21
Van Kampen UIF Mid Cap Growth Portfolio	6.13	9.43	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.52	8.87	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.03	7.57	0.00

Table 13 – 2.40% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Base Contract with 1.45% M&E and 3% Extra Credit Rider Base Contract with 1.30% M&E and 4% Extra Credit Rider Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up
Access VP High Yield	9.63	11.00	0.00
Adaptive Allocation Portfolio	7.64	9.01	0.00
AIM V.I. Basic Value Series II	4.91	7.08	0.00
AIM V.I. Global Real Estate Series II	6.30	8.06	1,376.35
AIM V.I. International Growth Series II	7.11	9.37	6,811.59
AIM V.I. Mid Cap Core Equity Series II	7.69	9.74	0.00
Alger Small Cap Growth Portfolio	9.38	13.32	0.00
American Century VP Income & Growth Fund	7.94	9.13	0.00
American Century VP International Fund	9.42	12.29	361.20
American Century VP Large Company Value Fund	7.09	8.30	0.00
American Century VP Mid Cap Value Fund	8.79	11.14	0.00
American Century VP Ultra Fund	6.30	8.27	0.00
Chariot Absolute Return Currency	0.00	9.77	114,090.21
Credit Suisse Trust – International Equity Flex III Portfolio	4.81	6.19	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.87	8.73	0.00
DireXion Dynamic HY Bond Fund	8.53	9.15	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.02	9.14	0.00
Dreyfus VIF Appreciation Portfolio	7.95	9.48	0.00
Dreyfus VIF International Value Portfolio	6.53	8.32	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.06	7.56	865.72
PIMCO VIT All Asset Portfolio	9.35	11.09	266.25
PIMCO VIT High Yield Portfolio	7.88	10.78	47,287.47
PIMCO VIT Low Duration Portfolio	10.36	11.45	10,838.77
PIMCO VIT Real Return Portfolio	9.88	11.40	4,575.93
PIMCO VIT Total Return Portfolio	11.16	12.41	6,035.38
ProFund VP Asia 30	7.89	11.88	2,639.23
ProFund VP Banks	3.92	3.66	0.00
ProFund VP Basic Materials	5.97	9.46	13,474.63
ProFund VP Bear	12.60	8.87	3,356.31
ProFund VP Biotechnology	9.76	9.88	125.75
ProFund VP Bull	6.60	8.01	25,640.43
ProFund VP Consumer Goods	8.20	9.73	0.00
ProFund VP Consumer Services	6.45	8.23	7,448.56
ProFund VP Dow 30	7.60	8.79	0.00
ProFund VP Emerging Markets	4.91	7.78	16,864.54
ProFund VP Europe 30	6.33	8.18	12,157.38
ProFund VP Falling U.S. Dollar	9.19	9.27	0.00
ProFund VP Financials	4.17	4.68	2,164.90
ProFund VP Health Care	8.20	9.57	0.00
ProFund VP Industrials	6.33	7.67	7,768.02
ProFund VP International	5.29	6.44	0.00
ProFund VP Internet	5.77	9.98	0.00
ProFund VP Japan	5.22	5.62	0.00
ProFund VP Large-Cap Growth	6.96	8.81	725.65
ProFund VP Large-Cap Value	6.16	7.19	0.00
ProFund VP Mid-Cap	6.01	7.79	0.00
ProFund VP Mid-Cap Growth	6.29	8.50	0.00
ProFund VP Mid-Cap Value	6.14	7.84	0.00
ProFund VP Money Market	10.07	9.83	180,900.97
ProFund VP NASDAQ-100	6.56	9.74	12,356.72
ProFund VP Oil & Gas	8.19	9.24	4,135.61
ProFund VP Pharmaceuticals	8.53	9.74	0.00
ProFund VP Precious Metals	6.96	9.19	12,705.98
ProFund VP Real Estate	5.36	6.69	8,742.37
ProFund VP Rising Rates Opportunity	5.17	6.67	0.00
ProFund VP Semiconductor	4.63	7.41	21,031.85
ProFund VP Short Dow 30	10.77	7.84	0.00
ProFund VP Short Emerging Markets	12.74	6.38	0.00
ProFund VP Short International	13.77	9.38	0.00
ProFund VP Short Mid-Cap	12.40	7.82	3,115.47
ProFund VP Short NASDAQ-100	12.24	7.09	4,061.50
ProFund VP Short Small-Cap	12.04	7.95	9,752.86
ProFund VP Small-Cap	6.04	7.43	0.00
ProFund VP Small-Cap Growth	6.36	7.83	0.00
ProFund VP Small-Cap Value	6.23	7.33	0.00
ProFund VP Technology	6.26	9.87	9,244.87
ProFund VP Telecommunications	7.99	8.37	18,829.52
ProFund VP U.S. Government Plus	17.15	11.28	520.31
ProFund VP UltraBull	3.52	4.98	16,051.52
ProFund VP UltraMid-Cap	3.09	5.01	6,072.76
ProFund VP UltraNASDAQ-100	3.36	7.20	16,881.70
ProFund VP UltraShort Dow 30	13.59	7.15	0.00
ProFund VP UltraShort NASDAQ-100	17.43	6.11	0.00
ProFund VP UltraSmall-Cap	2.78	3.80	7,665.84
ProFund VP Utilities	8.99	9.72	0.00
Rydex VT Dow 2x Strategy Fund	4.57	30.53	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.87	6.42	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.37	7.17	0.00
Rydex VT S&P 500 2x Strategy Fund	3.46	4.94	0.00
Rydex VT U.S. Government Money Market Fund	9.53	9.31	0.00
Van Eck Worldwide Hard Assets Fund	7.33	11.22	0.00
Van Kampen LIT Growth and Income Portfolio	7.18	8.70	1,262.49
Van Kampen UIF Emerging Markets Debt Portfolio	9.22	11.71	440.92
Van Kampen UIF Emerging Markets Equity Portfolio	6.38	10.60	963.05
Van Kampen UIF Mid Cap Growth Portfolio	6.12	9.41	688.12
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.52	8.85	729.93
Van Kampen UIF U.S. Real Estate Portfolio	6.02	7.55	0.00

Table 14– 2.45% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.20% M&E; 3% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.20% M&E and 5% Extra Credit Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.45% M&E and GMDB Rider with Annual Step-Up and 6% Roll-Up

Access VP High Yield	9.62	10.98	0.00
Adaptive Allocation Portfolio	7.64	9.00	0.00
AIM V.I. Basic Value Series II	4.90	7.07	0.00
AIM V.I. Global Real Estate Series II	6.29	8.05	5,361.04
AIM V.I. International Growth Series II	7.10	9.35	7,062.87
AIM V.I. Mid Cap Core Equity Series II	7.68	9.73	1,460.69
Alger Small Cap Growth Portfolio	8.27	11.75	0.00
American Century VP Income & Growth Fund	7.41	8.52	1,290.11
American Century VP International Fund	8.60	11.21	0.00
American Century VP Large Company Value Fund	7.08	8.28	0.00
American Century VP Mid Cap Value Fund	8.78	11.11	0.00
American Century VP Ultra Fund	6.28	8.25	0.00
Chariot Absolute Return Currency	0.00	9.77	53,854.96
Credit Suisse Trust – International Equity Flex III Portfolio	4.80	6.17	1,607.90
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.86	8.71	1,407.18
DireXion Dynamic HY Bond Fund	8.52	9.13	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.01	9.13	0.00
Dreyfus VIF Appreciation Portfolio	7.94	9.47	0.00
Dreyfus VIF International Value Portfolio	6.52	8.31	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.05	7.54	0.00
PIMCO VIT All Asset Portfolio	9.34	11.07	24,262.59
PIMCO VIT High Yield Portfolio	7.87	10.76	32,426.89
PIMCO VIT Low Duration Portfolio	10.34	11.42	13,965.31
PIMCO VIT Real Return Portfolio	9.87	11.38	6,193.91
PIMCO VIT Total Return Portfolio	11.14	12.39	0.00
ProFund VP Asia 30	7.88	11.86	2,745.76
ProFund VP Banks	3.91	3.65	808.28
ProFund VP Basic Materials	5.96	9.45	0.00
ProFund VP Bear	12.58	8.85	885.18
ProFund VP Biotechnology	9.74	9.86	0.00
ProFund VP Bull	6.59	7.99	3,386.98
ProFund VP Consumer Goods	8.19	9.71	0.00
ProFund VP Consumer Services	6.44	8.22	0.00
ProFund VP Dow 30	7.59	8.77	0.00
ProFund VP Emerging Markets	4.91	7.78	2,293.93
ProFund VP Europe 30	6.32	8.16	0.00
ProFund VP Falling U.S. Dollar	9.19	9.26	0.00
ProFund VP Financials	4.16	4.67	0.00
ProFund VP Health Care	8.19	9.55	0.00
ProFund VP Industrials	6.32	7.66	0.00
ProFund VP International	5.29	6.43	0.00
ProFund VP Internet	5.76	9.96	0.00
ProFund VP Japan	5.21	5.61	0.00
ProFund VP Large-Cap Growth	6.95	8.79	3,768.79
ProFund VP Large-Cap Value	6.15	7.17	0.00
ProFund VP Mid-Cap	6.00	7.78	0.00
ProFund VP Mid-Cap Growth	6.28	8.48	0.00
ProFund VP Mid-Cap Value	6.13	7.83	0.00
ProFund VP Money Market	10.06	9.82	44,076.54
ProFund VP NASDAQ-100	6.55	9.72	12,572.31
ProFund VP Oil & Gas	8.18	9.22	7,797.92
ProFund VP Pharmaceuticals	8.52	9.72	0.00
ProFund VP Precious Metals	6.95	9.18	0.00
ProFund VP Real Estate	5.35	6.68	0.00
ProFund VP Rising Rates Opportunity	5.16	6.65	0.00
ProFund VP Semiconductor	4.62	7.40	7,903.48
ProFund VP Short Dow 30	10.76	7.83	0.00
ProFund VP Short Emerging Markets	12.74	6.37	0.00
ProFund VP Short International	13.77	9.37	0.00
ProFund VP Short Mid-Cap	12.39	7.81	793.63
ProFund VP Short NASDAQ-100	12.23	7.08	1,065.82
ProFund VP Short Small-Cap	12.03	7.94	3,276.18
ProFund VP Small-Cap	6.03	7.42	0.00
ProFund VP Small-Cap Growth	6.35	7.81	749.46
ProFund VP Small-Cap Value	6.22	7.31	0.00
ProFund VP Technology	6.25	9.85	0.00
ProFund VP Telecommunications	7.98	8.35	6,978.57
ProFund VP U.S. Government Plus	17.13	11.26	0.00
ProFund VP UltraBull	3.52	4.97	10,325.60
ProFund VP UltraMid-Cap	3.09	5.00	0.00
ProFund VP UltraNASDAQ-100	3.36	7.19	8,682.88
ProFund VP UltraShort Dow 30	13.59	7.15	0.00
ProFund VP UltraShort NASDAQ-100	17.42	6.10	1,498.67
ProFund VP UltraSmall-Cap	2.77	3.79	2,664.77
ProFund VP Utilities	8.98	9.70	3,345.53
Rydex VT Dow 2x Strategy Fund	4.56	30.47	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.86	6.40	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.37	7.15	0.00
Rydex VT S&P 500 2x Strategy Fund	3.45	4.93	1,335.76
Rydex VT U.S. Government Money Market Fund	10.07	9.83	0.00
Van Eck Worldwide Hard Assets Fund	7.32	11.20	0.00
Van Kampen LIT Growth and Income Portfolio	7.17	8.68	1,435.88
Van Kampen UIF Emerging Markets Debt Portfolio	9.20	11.69	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.38	10.58	1,300.23
Van Kampen UIF Mid Cap Growth Portfolio	6.12	9.39	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.51	8.84	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.01	7.54	0.00

Table 15– 2.50% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up
Access VP High Yield	9.61	10.96	10,681.24
Adaptive Allocation Portfolio	7.63	8.99	0.00
AIM V.I. Basic Value Series II	4.89	7.05	159.85
AIM V.I. Global Real Estate Series II	6.28	8.03	133.66
AIM V.I. International Growth Series II	7.09	9.33	1,377.46
AIM V.I. Mid Cap Core Equity Series II	7.67	9.71	0.00
Alger Small Cap Growth Portfolio	9.31	13.22	0.00
American Century VP Income & Growth Fund	7.88	9.06	904.97
American Century VP International Fund	9.35	12.19	62.54
American Century VP Large Company Value Fund	7.06	8.26	183.60
American Century VP Mid Cap Value Fund	8.76	11.09	0.00
American Century VP Ultra Fund	6.27	8.23	0.00
Chariot Absolute Return Currency	0.00	9.77	167,285.01
Credit Suisse Trust – International Equity Flex III Portfolio	4.79	6.16	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.85	8.69	0.00
DireXion Dynamic HY Bond Fund	8.51	9.11	978.94
Dreyfus Socially Responsible Growth Fund, Inc.	7.00	9.11	0.00
Dreyfus VIF Appreciation Portfolio	7.93	9.45	0.00
Dreyfus VIF International Value Portfolio	6.51	8.29	54.93
Goldman Sachs VIT Structured Small Cap Equity Fund	6.04	7.52	216.07
PIMCO VIT All Asset Portfolio	9.33	11.05	2,699.21
PIMCO VIT High Yield Portfolio	7.86	10.74	46,915.22
PIMCO VIT Low Duration Portfolio	10.33	11.40	21,727.41
PIMCO VIT Real Return Portfolio	9.85	11.36	3,525.74
PIMCO VIT Total Return Portfolio	11.13	12.36	20,415.74
ProFund VP Asia 30	7.87	11.84	577.93
ProFund VP Banks	3.90	3.65	0.00
ProFund VP Basic Materials	5.95	9.43	7,524.02
ProFund VP Bear	12.56	8.84	6,071.92
ProFund VP Biotechnology	9.73	9.84	1,298.49
ProFund VP Bull	6.58	7.98	73,342.16
ProFund VP Consumer Goods	8.18	9.70	97.76
ProFund VP Consumer Services	6.43	8.20	1,458.85
ProFund VP Dow 30	7.58	8.75	0.00
ProFund VP Emerging Markets	4.90	7.77	15,184.68
ProFund VP Europe 30	6.31	8.15	2,263.84
ProFund VP Falling U.S. Dollar	9.18	9.25	0.00
ProFund VP Financials	4.16	4.66	1,119.10
ProFund VP Health Care	8.17	9.53	0.00
ProFund VP Industrials	6.31	7.64	1,452.14
ProFund VP International	5.29	6.43	0.00
ProFund VP Internet	5.75	9.94	866.93
ProFund VP Japan	5.21	5.60	0.00
ProFund VP Large-Cap Growth	6.94	8.78	284.03
ProFund VP Large-Cap Value	6.15	7.16	0.00
ProFund VP Mid-Cap	6.00	7.78	0.00
ProFund VP Mid-Cap Growth	6.28	8.47	0.00
ProFund VP Mid-Cap Value	6.12	7.81	182.15
ProFund VP Money Market	10.04	9.80	209,116.48
ProFund VP NASDAQ-100	6.54	9.70	27,996.55
ProFund VP Oil & Gas	8.17	9.21	2,586.87
ProFund VP Pharmaceuticals	8.51	9.70	0.00
ProFund VP Precious Metals	6.94	9.16	7,594.84
ProFund VP Real Estate	5.34	6.67	1,653.13
ProFund VP Rising Rates Opportunity	5.15	6.64	849.14
ProFund VP Semiconductor	4.62	7.38	22,927.36
ProFund VP Short Dow 30	10.74	7.82	0.00
ProFund VP Short Emerging Markets	12.73	6.37	0.00
ProFund VP Short International	13.76	9.36	0.00
ProFund VP Short Mid-Cap	12.37	7.79	4,101.68
ProFund VP Short NASDAQ-100	12.21	7.07	5,423.96
ProFund VP Short Small-Cap	12.01	7.92	15,890.09
ProFund VP Small-Cap	6.02	7.40	0.00
ProFund VP Small-Cap Growth	6.34	7.80	7,105.08
ProFund VP Small-Cap Value	6.22	7.30	0.00
ProFund VP Technology	6.24	9.83	1,390.90
ProFund VP Telecommunications	7.97	8.34	20,780.15
ProFund VP U.S. Government Plus	17.10	11.24	0.00
ProFund VP UltraBull	3.52	4.96	20,912.68
ProFund VP UltraMid-Cap	3.09	4.99	2,966.85
ProFund VP UltraNASDAQ-100	3.35	7.17	29,140.43
ProFund VP UltraShort Dow 30	13.58	7.14	0.00
ProFund VP UltraShort NASDAQ-100	17.41	6.10	0.00
ProFund VP UltraSmall-Cap	2.77	3.79	182.21
ProFund VP Utilities	8.96	9.68	0.00
Rydex VT Dow 2x Strategy Fund	4.56	30.42	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.84	6.39	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.36	7.14	0.00
Rydex VT S&P 500 2x Strategy Fund	3.45	4.92	0.00
Rydex VT U.S. Government Money Market Fund	9.47	9.24	0.00
Van Eck Worldwide Hard Assets Fund	7.31	11.18	394.84
Van Kampen LIT Growth and Income Portfolio	7.16	8.67	87.66
Van Kampen UIF Emerging Markets Debt Portfolio	9.19	11.66	292.62
Van Kampen UIF Emerging Markets Equity Portfolio	6.37	10.56	12,393.95
Van Kampen UIF Mid Cap Growth Portfolio	6.11	9.37	401.58
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.50	8.82	231.27
Van Kampen UIF U.S. Real Estate Portfolio	6.00	7.52	0.00

Table 16 – 2.55% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E and 5% Extra Credit Rider

Base Contract with 1.45% M&E and 4% Extra Credit Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider and Estate Planning Rider

Access VP High Yield	9.60	10.94	1,715.57
Adaptive Allocation Portfolio	7.63	8.98	0.00
AIM V.I. Basic Value Series II	4.89	7.04	139.62
AIM V.I. Global Real Estate Series II	6.28	8.02	0.00
AIM V.I. International Growth Series II	7.08	9.32	104.45
AIM V.I. Mid Cap Core Equity Series II	7.66	9.69	0.00
Alger Small Cap Growth Portfolio	12.29	17.43	0.00
American Century VP Income & Growth Fund	9.76	11.21	0.00
American Century VP International Fund	11.09	14.45	326.12
American Century VP Large Company Value Fund	7.05	8.24	0.00
American Century VP Mid Cap Value Fund	8.74	11.06	0.00
American Century VP Ultra Fund	6.26	8.21	0.00
Chariot Absolute Return Currency	0.00	9.76	37,855.41
Credit Suisse Trust – International Equity Flex III Portfolio	4.79	6.15	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.84	8.68	0.00
DireXion Dynamic HY Bond Fund	8.50	9.10	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.99	9.09	0.00
Dreyfus VIF Appreciation Portfolio	7.92	9.43	0.00
Dreyfus VIF International Value Portfolio	6.50	8.28	116.79
Goldman Sachs VIT Structured Small Cap Equity Fund	6.03	7.50	0.00
PIMCO VIT All Asset Portfolio	9.32	11.03	181.97
PIMCO VIT High Yield Portfolio	7.85	10.72	4,992.22
PIMCO VIT Low Duration Portfolio	10.31	11.38	0.00
PIMCO VIT Real Return Portfolio	9.84	11.34	0.00
PIMCO VIT Total Return Portfolio	11.11	12.34	571.45
ProFund VP Asia 30	7.86	11.82	101.84
ProFund VP Banks	3.90	3.64	0.00
ProFund VP Basic Materials	5.95	9.41	4,119.64
ProFund VP Bear	12.55	8.82	2,560.57
ProFund VP Biotechnology	9.72	9.82	194.01
ProFund VP Bull	6.57	7.97	4,245.72
ProFund VP Consumer Goods	8.17	9.68	0.00
ProFund VP Consumer Services	6.42	8.19	0.00
ProFund VP Dow 30	7.57	8.74	0.00
ProFund VP Emerging Markets	4.90	7.76	6,171.38
ProFund VP Europe 30	6.30	8.13	0.00
ProFund VP Falling U.S. Dollar	9.18	9.24	0.00
ProFund VP Financials	4.15	4.66	2,339.39
ProFund VP Health Care	8.16	9.51	0.00
ProFund VP Industrials	6.31	7.63	0.00
ProFund VP International	5.28	6.42	0.00
ProFund VP Internet	5.74	9.93	0.00
ProFund VP Japan	5.20	5.59	0.00
ProFund VP Large-Cap Growth	6.93	8.76	0.00
ProFund VP Large-Cap Value	6.14	7.15	0.00
ProFund VP Mid-Cap	6.00	7.77	0.00
ProFund VP Mid-Cap Growth	6.27	8.45	0.00
ProFund VP Mid-Cap Value	6.11	7.80	0.00
ProFund VP Money Market	10.03	9.78	32,874.31
ProFund VP NASDAQ-100	6.53	9.68	987.22
ProFund VP Oil & Gas	8.16	9.19	0.00
ProFund VP Pharmaceuticals	8.50	9.68	0.00
ProFund VP Precious Metals	6.93	9.14	3,783.63
ProFund VP Real Estate	5.34	6.65	37.67
ProFund VP Rising Rates Opportunity	5.14	6.63	616.17
ProFund VP Semiconductor	4.61	7.37	382.69
ProFund VP Short Dow 30	10.73	7.80	0.00
ProFund VP Short Emerging Markets	12.72	6.36	0.00
ProFund VP Short International	13.75	9.35	0.00
ProFund VP Short Mid-Cap	12.35	7.78	2,251.14
ProFund VP Short NASDAQ-100	12.19	7.05	3,086.48
ProFund VP Short Small-Cap	11.99	7.91	6,595.91
ProFund VP Small-Cap	6.01	7.39	0.00
ProFund VP Small-Cap Growth	6.33	7.79	0.00
ProFund VP Small-Cap Value	6.21	7.28	0.00
ProFund VP Technology	6.23	9.81	1,255.96
ProFund VP Telecommunications	7.95	8.32	336.96
ProFund VP U.S. Government Plus	17.08	11.22	0.00
ProFund VP UltraBull	3.51	4.95	1,770.53
ProFund VP UltraMid-Cap	3.08	4.98	412.36
ProFund VP UltraNASDAQ-100	3.35	7.16	4,178.50
ProFund VP UltraShort Dow 30	13.57	7.13	0.00
ProFund VP UltraShort NASDAQ-100	17.40	6.09	0.00
ProFund VP UltraSmall-Cap	2.77	3.78	0.00
ProFund VP Utilities	8.95	9.66	0.00
Rydex VT Dow 2x Strategy Fund	4.55	30.36	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.83	6.38	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.36	7.13	0.00
Rydex VT S&P 500 2x Strategy Fund	3.44	4.91	0.00
Rydex VT U.S. Government Money Market Fund	9.53	9.30	0.00
Van Eck Worldwide Hard Assets Fund	7.30	11.16	1,017.27
Van Kampen LIT Growth and Income Portfolio	7.15	8.65	465.85
Van Kampen UIF Emerging Markets Debt Portfolio	9.18	11.64	41.39
Van Kampen UIF Emerging Markets Equity Portfolio	6.36	10.54	115.16
Van Kampen UIF Mid Cap Growth Portfolio	6.10	9.36	446.58
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.49	8.80	111.89
Van Kampen UIF U.S. Real Estate Portfolio	6.00	7.51	0.00

Table 17 – 2.60% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.20% M&E; 4% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Access VP High Yield	9.58	10.92	0.00
Adaptive Allocation Portfolio	7.62	8.96	0.00
AIM V.I. Basic Value Series II	4.88	7.03	0.00
AIM V.I. Global Real Estate Series II	6.27	8.01	2,374.76
AIM V.I. International Growth Series II	7.07	9.30	0.00
AIM V.I. Mid Cap Core Equity Series II	7.65	9.67	0.00
Alger Small Cap Growth Portfolio	7.40	10.49	0.00
American Century VP Income & Growth Fund	7.10	8.14	0.00
American Century VP International Fund	8.02	10.44	0.00
American Century VP Large Company Value Fund	6.98	8.15	0.00
American Century VP Mid Cap Value Fund	8.33	10.54	0.00
American Century VP Ultra Fund	6.44	8.44	0.00
Chariot Absolute Return Currency	0.00	9.76	36,837.33
Credit Suisse Trust – International Equity Flex III Portfolio	4.78	6.14	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.83	8.66	0.00
DireXion Dynamic HY Bond Fund	8.48	9.08	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.98	9.08	0.00
Dreyfus VIF Appreciation Portfolio	7.91	9.42	0.00
Dreyfus VIF International Value Portfolio	6.49	8.26	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.76	7.16	0.00
PIMCO VIT All Asset Portfolio	9.31	11.01	0.00
PIMCO VIT High Yield Portfolio	7.84	10.70	25,756.93
PIMCO VIT Low Duration Portfolio	10.30	11.36	590.56
PIMCO VIT Real Return Portfolio	9.83	11.32	0.00
PIMCO VIT Total Return Portfolio	11.10	12.32	544.68
ProFund VP Asia 30	7.85	11.79	0.00
ProFund VP Banks	3.89	3.63	0.00
ProFund VP Basic Materials	5.94	9.39	0.00
ProFund VP Bear	12.53	8.80	551.50
ProFund VP Biotechnology	9.70	9.81	0.00
ProFund VP Bull	6.56	7.95	5,668.54
ProFund VP Consumer Goods	8.16	9.66	0.00
ProFund VP Consumer Services	6.41	8.17	0.00
ProFund VP Dow 30	7.56	8.72	0.00
ProFund VP Emerging Markets	4.90	7.75	2,620.24
ProFund VP Europe 30	6.30	8.12	0.00
ProFund VP Falling U.S. Dollar	9.17	9.23	0.00
ProFund VP Financials	4.15	4.65	0.00
ProFund VP Health Care	8.15	9.50	0.00
ProFund VP Industrials	6.30	7.61	0.00
ProFund VP International	5.28	6.41	0.00
ProFund VP Internet	5.74	9.91	0.00
ProFund VP Japan	5.19	5.58	0.00
ProFund VP Large-Cap Growth	6.92	8.75	0.00
ProFund VP Large-Cap Value	6.13	7.13	0.00
ProFund VP Mid-Cap	5.99	7.76	0.00
ProFund VP Mid-Cap Growth	6.26	8.43	0.00
ProFund VP Mid-Cap Value	6.11	7.78	0.00
ProFund VP Money Market	10.02	9.76	32,303.87
ProFund VP NASDAQ-100	6.53	9.66	5,715.68
ProFund VP Oil & Gas	8.15	9.17	0.00
ProFund VP Pharmaceuticals	8.49	9.67	0.00
ProFund VP Precious Metals	6.92	9.13	0.00
ProFund VP Real Estate	5.33	6.64	0.00
ProFund VP Rising Rates Opportunity	5.14	6.62	0.00
ProFund VP Semiconductor	4.60	7.35	2,347.94
ProFund VP Short Dow 30	10.71	7.79	0.00
ProFund VP Short Emerging Markets	12.72	6.35	0.00
ProFund VP Short International	13.74	9.34	0.00
ProFund VP Short Mid-Cap	12.34	7.77	523.05
ProFund VP Short NASDAQ-100	12.18	7.04	672.23
ProFund VP Short Small-Cap	11.98	7.89	3,063.40
ProFund VP Small-Cap	6.00	7.37	0.00
ProFund VP Small-Cap Growth	6.32	7.77	1,464.18
ProFund VP Small-Cap Value	6.20	7.27	0.00
ProFund VP Technology	6.23	9.79	0.00
ProFund VP Telecommunications	7.94	8.31	2,072.96
ProFund VP U.S. Government Plus	17.06	11.20	0.00
ProFund VP UltraBull	3.51	4.94	3,064.09
ProFund VP UltraMid-Cap	3.08	4.97	0.00
ProFund VP UltraNASDAQ-100	3.34	7.15	4,282.26
ProFund VP UltraShort Dow 30	13.56	7.12	0.00
ProFund VP UltraShort NASDAQ-100	17.39	6.08	0.00
ProFund VP UltraSmall-Cap	2.76	3.77	0.00
ProFund VP Utilities	8.94	9.65	0.00
Rydex VT Dow 2x Strategy Fund	4.54	30.31	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.81	6.37	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.35	7.11	0.00
Rydex VT S&P 500 2x Strategy Fund	3.44	4.90	0.00
Rydex VT U.S. Government Money Market Fund	10.09	9.84	0.00
Van Eck Worldwide Hard Assets Fund	7.29	11.14	0.00
Van Kampen LIT Growth and Income Portfolio	7.14	8.63	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.17	11.62	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.35	10.53	4,698.49
Van Kampen UIF Mid Cap Growth Portfolio	6.09	9.34	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.48	8.79	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.99	7.50	0.00

Table 18 – 2.65% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Access VP High Yield	9.57	10.90	10,568.93
Adaptive Allocation Portfolio	7.61	8.95	0.00
AIM V.I. Basic Value Series II	4.87	7.01	0.00
AIM V.I. Global Real Estate Series II	6.26	7.99	45.24
AIM V.I. International Growth Series II	7.06	9.28	112.18
AIM V.I. Mid Cap Core Equity Series II	7.64	9.66	0.00
Alger Small Cap Growth Portfolio	9.22	13.06	0.00
American Century VP Income & Growth Fund	7.80	8.95	0.00
American Century VP International Fund	9.26	12.05	0.00
American Century VP Large Company Value Fund	7.02	8.20	82.32
American Century VP Mid Cap Value Fund	8.70	11.00	0.00
American Century VP Ultra Fund	6.23	8.17	436.59
Chariot Absolute Return Currency	0.00	9.76	51,572.14
Credit Suisse Trust – International Equity Flex III Portfolio	4.77	6.13	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.82	8.65	0.00
DireXion Dynamic HY Bond Fund	8.47	9.06	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.97	9.06	0.00
Dreyfus VIF Appreciation Portfolio	7.90	9.40	0.00
Dreyfus VIF International Value Portfolio	6.48	8.25	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.00	7.46	96.87
PIMCO VIT All Asset Portfolio	9.29	10.99	0.00
PIMCO VIT High Yield Portfolio	7.83	10.68	13,515.66
PIMCO VIT Low Duration Portfolio	10.29	11.34	555.54
PIMCO VIT Real Return Portfolio	9.81	11.30	0.00
PIMCO VIT Total Return Portfolio	11.08	12.30	512.41
ProFund VP Asia 30	7.84	11.77	0.00
ProFund VP Banks	3.89	3.63	0.00
ProFund VP Basic Materials	5.93	9.38	1,991.53
ProFund VP Bear	12.51	8.79	866.88
ProFund VP Biotechnology	9.69	9.79	0.00
ProFund VP Bull	6.55	7.94	9,839.00
ProFund VP Consumer Goods	8.14	9.64	0.00
ProFund VP Consumer Services	6.41	8.16	0.00
ProFund VP Dow 30	7.55	8.71	332.52
ProFund VP Emerging Markets	4.90	7.74	2,251.23
ProFund VP Europe 30	6.29	8.10	0.00
ProFund VP Falling U.S. Dollar	9.17	9.22	0.00
ProFund VP Financials	4.14	4.64	0.00
ProFund VP Health Care	8.14	9.48	0.00
ProFund VP Industrials	6.29	7.60	0.00
ProFund VP International	5.28	6.41	0.00
ProFund VP Internet	5.73	9.89	0.00
ProFund VP Japan	5.18	5.57	0.00
ProFund VP Large-Cap Growth	6.91	8.73	78.51
ProFund VP Large-Cap Value	6.12	7.12	0.00
ProFund VP Mid-Cap	5.99	7.75	0.00
ProFund VP Mid-Cap Growth	6.25	8.42	0.00
ProFund VP Mid-Cap Value	6.10	7.77	1,637.79
ProFund VP Money Market	10.00	9.74	50,239.78
ProFund VP NASDAQ-100	6.52	9.65	14,121.65
ProFund VP Oil & Gas	8.14	9.16	1,340.04
ProFund VP Pharmaceuticals	8.48	9.65	0.00
ProFund VP Precious Metals	6.91	9.11	40.15
ProFund VP Real Estate	5.32	6.63	0.00
ProFund VP Rising Rates Opportunity	5.13	6.60	0.00
ProFund VP Semiconductor	4.60	7.34	6,832.58
ProFund VP Short Dow 30	10.70	7.77	0.00
ProFund VP Short Emerging Markets	12.71	6.35	0.00
ProFund VP Short International	13.74	9.33	0.00
ProFund VP Short Mid-Cap	12.32	7.75	814.03
ProFund VP Short NASDAQ-100	12.16	7.03	1,051.73
ProFund VP Short Small-Cap	11.96	7.88	2,973.98
ProFund VP Small-Cap	6.00	7.36	0.00
ProFund VP Small-Cap Growth	6.31	7.76	0.00
ProFund VP Small-Cap Value	6.19	7.26	0.00
ProFund VP Technology	6.22	9.77	0.00
ProFund VP Telecommunications	7.93	8.29	6,016.08
ProFund VP U.S. Government Plus	17.04	11.18	0.00
ProFund VP UltraBull	3.50	4.93	7,994.91
ProFund VP UltraMid-Cap	3.07	4.96	0.00
ProFund VP UltraNASDAQ-100	3.34	7.13	6,514.01
ProFund VP UltraShort Dow 30	13.56	7.12	0.00
ProFund VP UltraShort NASDAQ-100	17.38	6.08	0.00
ProFund VP UltraSmall-Cap	2.76	3.77	0.00
ProFund VP Utilities	8.93	9.63	0.00
Rydex VT Dow 2x Strategy Fund	4.54	30.25	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.79	6.36	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.35	7.10	0.00
Rydex VT S&P 500 2x Strategy Fund	3.43	4.89	0.00
Rydex VT U.S. Government Money Market Fund	9.38	9.13	0.00
Van Eck Worldwide Hard Assets Fund	7.28	11.12	154.02
Van Kampen LIT Growth and Income Portfolio	7.13	8.62	78.69
Van Kampen UIF Emerging Markets Debt Portfolio	9.16	11.60	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.34	10.51	10,602.16
Van Kampen UIF Mid Cap Growth Portfolio	6.08	9.32	74.49
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.47	8.77	79.93
Van Kampen UIF U.S. Real Estate Portfolio	5.98	7.48	0.00

Table 19 – 2.70% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.45% M&E; 3% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E and 5% Extra Credit Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Access VP High Yield	9.56	10.88	1,087.75
Adaptive Allocation Portfolio	7.61	8.94	0.00
AIM V.I. Basic Value Series II	4.87	7.00	47.30
AIM V.I. Global Real Estate Series II	6.25	7.98	0.00
AIM V.I. International Growth Series II	7.06	9.27	35.38
AIM V.I. Mid Cap Core Equity Series II	7.62	9.64	0.00
Alger Small Cap Growth Portfolio	7.37	10.44	0.00
American Century VP Income & Growth Fund	7.07	8.11	0.00
American Century VP International Fund	7.99	10.40	52.38
American Century VP Large Company Value Fund	6.96	8.12	429.02
American Century VP Mid Cap Value Fund	8.30	10.49	0.00
American Century VP Ultra Fund	6.42	8.41	0.00
Chariot Absolute Return Currency	0.00	9.76	35,558.35
Credit Suisse Trust – International Equity Flex III Portfolio	4.77	6.12	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.81	8.63	0.00
DireXion Dynamic HY Bond Fund	8.46	9.05	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.96	9.04	0.00
Dreyfus VIF Appreciation Portfolio	7.88	9.38	0.00
Dreyfus VIF International Value Portfolio	6.47	8.23	39.56
Goldman Sachs VIT Structured Small Cap Equity Fund	5.74	7.13	0.00
PIMCO VIT All Asset Portfolio	9.28	10.97	0.00
PIMCO VIT High Yield Portfolio	7.82	10.66	2,253.26
PIMCO VIT Low Duration Portfolio	10.27	11.32	1,344.02
PIMCO VIT Real Return Portfolio	9.80	11.28	0.00
PIMCO VIT Total Return Portfolio	11.07	12.27	1,767.35
ProFund VP Asia 30	7.83	11.75	126.99
ProFund VP Banks	3.88	3.62	0.00
ProFund VP Basic Materials	5.92	9.36	1,589.89
ProFund VP Bear	12.50	8.77	368.71
ProFund VP Biotechnology	9.68	9.77	0.00
ProFund VP Bull	6.55	7.92	7,790.81
ProFund VP Consumer Goods	8.13	9.62	0.00
ProFund VP Consumer Services	6.40	8.14	0.00
ProFund VP Dow 30	7.54	8.69	0.00
ProFund VP Emerging Markets	4.89	7.73	4,565.92
ProFund VP Europe 30	6.28	8.09	0.00
ProFund VP Falling U.S. Dollar	9.16	9.21	0.00
ProFund VP Financials	4.14	4.63	936.03
ProFund VP Health Care	8.13	9.46	0.00
ProFund VP Industrials	6.28	7.59	0.00
ProFund VP International	5.28	6.40	0.00
ProFund VP Internet	5.72	9.87	250.04
ProFund VP Japan	5.18	5.56	0.00
ProFund VP Large-Cap Growth	6.90	8.71	0.00
ProFund VP Large-Cap Value	6.11	7.11	0.00
ProFund VP Mid-Cap	5.99	7.74	0.00
ProFund VP Mid-Cap Growth	6.24	8.40	0.00
ProFund VP Mid-Cap Value	6.09	7.76	0.00
ProFund VP Money Market	9.99	9.73	27,423.18
ProFund VP NASDAQ-100	6.51	9.63	3,010.87
ProFund VP Oil & Gas	8.13	9.14	154.44
ProFund VP Pharmaceuticals	8.46	9.63	0.00
ProFund VP Precious Metals	6.90	9.09	1,219.72
ProFund VP Real Estate	5.32	6.62	577.02
ProFund VP Rising Rates Opportunity	5.12	6.59	0.00
ProFund VP Semiconductor	4.59	7.33	1,831.03
ProFund VP Short Dow 30	10.68	7.76	0.00
ProFund VP Short Emerging Markets	12.70	6.34	0.00
ProFund VP Short International	13.73	9.32	0.00
ProFund VP Short Mid-Cap	12.30	7.74	142.26
ProFund VP Short NASDAQ-100	12.14	7.01	194.95
ProFund VP Short Small-Cap	11.95	7.86	3,279.85
ProFund VP Small-Cap	5.99	7.35	0.00
ProFund VP Small-Cap Growth	6.31	7.74	0.00
ProFund VP Small-Cap Value	6.18	7.24	0.00
ProFund VP Technology	6.21	9.76	0.00
ProFund VP Telecommunications	7.92	8.28	1,616.23
ProFund VP U.S. Government Plus	17.01	11.16	0.00
ProFund VP UltraBull	3.50	4.92	3,263.29
ProFund VP UltraMid-Cap	3.07	4.95	0.00
ProFund VP UltraNASDAQ-100	3.33	7.12	4,863.47
ProFund VP UltraShort Dow 30	13.55	7.11	0.00
ProFund VP UltraShort NASDAQ-100	17.37	6.07	0.00
ProFund VP UltraSmall-Cap	2.75	3.76	0.00
ProFund VP Utilities	8.92	9.61	387.63
Rydex VT Dow 2x Strategy Fund	4.53	30.19	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.78	6.35	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.34	7.09	0.00
Rydex VT S&P 500 2x Strategy Fund	3.43	4.88	0.00
Rydex VT U.S. Government Money Market Fund	10.06	9.79	0.00
Van Eck Worldwide Hard Assets Fund	7.27	11.10	0.00
Van Kampen LIT Growth and Income Portfolio	7.12	8.60	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.14	11.58	18.73
Van Kampen UIF Emerging Markets Equity Portfolio	6.33	10.49	1,123.44
Van Kampen UIF Mid Cap Growth Portfolio	6.08	9.31	344.64
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.46	8.76	37.90
Van Kampen UIF U.S. Real Estate Portfolio	5.97	7.47	0.00

Table 20 – 2.75% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Access VP High Yield	9.54	10.86	0.00
Adaptive Allocation Portfolio	7.60	8.93	0.00
AIM V.I. Basic Value Series II	4.86	6.99	0.00
AIM V.I. Global Real Estate Series II	6.24	7.96	0.00
AIM V.I. International Growth Series II	7.05	9.25	0.00
AIM V.I. Mid Cap Core Equity Series II	7.61	9.62	0.00
Alger Small Cap Growth Portfolio	9.15	12.96	0.00
American Century VP Income & Growth Fund	7.75	8.88	0.00
American Century VP International Fund	9.19	11.95	0.00
American Century VP Large Company Value Fund	6.99	8.16	0.00
American Century VP Mid Cap Value Fund	8.67	10.95	0.00
American Century VP Ultra Fund	6.21	8.13	0.00
Chariot Absolute Return Currency	0.00	9.75	27,443.60
Credit Suisse Trust – International Equity Flex III Portfolio	4.76	6.11	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.81	8.61	0.00
DireXion Dynamic HY Bond Fund	8.45	9.03	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.95	9.03	0.00
Dreyfus VIF Appreciation Portfolio	7.87	9.36	0.00
Dreyfus VIF International Value Portfolio	6.47	8.22	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.98	7.43	0.00
PIMCO VIT All Asset Portfolio	9.27	10.95	0.00
PIMCO VIT High Yield Portfolio	7.80	10.64	9,527.49
PIMCO VIT Low Duration Portfolio	10.26	11.30	649.34
PIMCO VIT Real Return Portfolio	9.79	11.26	0.00
PIMCO VIT Total Return Portfolio	11.05	12.25	598.91
ProFund VP Asia 30	7.82	11.73	0.00
ProFund VP Banks	3.88	3.61	0.00
ProFund VP Basic Materials	5.91	9.34	0.00
ProFund VP Bear	12.48	8.76	0.00
ProFund VP Biotechnology	9.66	9.75	0.00
ProFund VP Bull	6.54	7.91	7,196.25
ProFund VP Consumer Goods	8.12	9.61	0.00
ProFund VP Consumer Services	6.39	8.13	0.00
ProFund VP Dow 30	7.53	8.67	0.00
ProFund VP Emerging Markets	4.89	7.73	1,211.93
ProFund VP Europe 30	6.27	8.07	0.00
ProFund VP Falling U.S. Dollar	9.16	9.20	0.00
ProFund VP Financials	4.13	4.62	0.00
ProFund VP Health Care	8.12	9.44	0.00
ProFund VP Industrials	6.27	7.57	0.00
ProFund VP International	5.27	6.39	0.00
ProFund VP Internet	5.71	9.85	0.00
ProFund VP Japan	5.17	5.55	0.00
ProFund VP Large-Cap Growth	6.89	8.70	0.00
ProFund VP Large-Cap Value	6.11	7.10	0.00
ProFund VP Mid-Cap	5.98	7.74	0.00
ProFund VP Mid-Cap Growth	6.23	8.39	0.00
ProFund VP Mid-Cap Value	6.08	7.74	0.00
ProFund VP Money Market	9.98	9.71	33,144.33
ProFund VP NASDAQ-100	6.50	9.61	12,498.28
ProFund VP Oil & Gas	8.12	9.12	0.00
ProFund VP Pharmaceuticals	8.45	9.61	0.00
ProFund VP Precious Metals	6.89	9.08	0.00
ProFund VP Real Estate	5.31	6.60	0.00
ProFund VP Rising Rates Opportunity	5.12	6.58	0.00
ProFund VP Semiconductor	4.58	7.31	6,101.58
ProFund VP Short Dow 30	10.67	7.74	0.00
ProFund VP Short Emerging Markets	12.70	6.33	0.00
ProFund VP Short International	13.72	9.31	0.00
ProFund VP Short Mid-Cap	12.29	7.72	0.00
ProFund VP Short NASDAQ-100	12.13	7.00	0.00
ProFund VP Short Small-Cap	11.93	7.85	1,071.95
ProFund VP Small-Cap	5.98	7.33	0.00
ProFund VP Small-Cap Growth	6.30	7.73	830.81
ProFund VP Small-Cap Value	6.17	7.23	0.00
ProFund VP Technology	6.20	9.74	0.00
ProFund VP Telecommunications	7.91	8.26	5,389.24
ProFund VP U.S. Government Plus	16.99	11.14	0.00
ProFund VP UltraBull	3.49	4.91	7,979.65
ProFund VP UltraMid-Cap	3.07	4.94	0.00
ProFund VP UltraNASDAQ-100	3.33	7.11	5,114.92
ProFund VP UltraShort Dow 30	13.54	7.10	0.00
ProFund VP UltraShort NASDAQ-100	17.36	6.06	0.00
ProFund VP UltraSmall-Cap	2.75	3.75	0.00
ProFund VP Utilities	8.91	9.59	0.00
Rydex VT Dow 2x Strategy Fund	4.53	30.14	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.76	6.33	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.34	7.07	0.00
Rydex VT S&P 500 2x Strategy Fund	3.42	4.87	0.00
Rydex VT U.S. Government Money Market Fund	9.31	9.06	0.00
Van Eck Worldwide Hard Assets Fund	7.26	11.08	0.00
Van Kampen LIT Growth and Income Portfolio	7.11	8.59	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.13	11.56	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.32	10.47	7,039.75
Van Kampen UIF Mid Cap Growth Portfolio	6.07	9.29	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.46	8.74	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.96	7.46	0.00

Table 21 – 2.80% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll Up; Estate Planning Rider and 3 Year CDSC Rider

Access VP High Yield	9.53	10.84	0.00
Adaptive Allocation Portfolio	7.60	8.92	0.00
AIM V.I. Basic Value Series II	4.86	6.98	0.00
AIM V.I. Global Real Estate Series II	6.23	7.95	0.00
AIM V.I. International Growth Series II	7.04	9.23	0.00
AIM V.I. Mid Cap Core Equity Series II	7.60	9.60	0.00
Alger Small Cap Growth Portfolio	8.16	11.54	0.00
American Century VP Income & Growth Fund	7.30	8.36	0.00
American Century VP International Fund	8.47	11.01	1,882.47
American Century VP Large Company Value Fund	6.98	8.14	0.00
American Century VP Mid Cap Value Fund	8.65	10.92	0.00
American Century VP Ultra Fund	6.20	8.11	0.00
Chariot Absolute Return Currency	0.00	9.75	24,093.74
Credit Suisse Trust – International Equity Flex III Portfolio	4.75	6.10	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.80	8.60	0.00
DireXion Dynamic HY Bond Fund	8.44	9.01	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.94	9.01	0.00
Dreyfus VIF Appreciation Portfolio	7.86	9.35	0.00
Dreyfus VIF International Value Portfolio	6.46	8.20	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.97	7.41	0.00
PIMCO VIT All Asset Portfolio	9.26	10.93	0.00
PIMCO VIT High Yield Portfolio	7.79	10.62	3,501.49
PIMCO VIT Low Duration Portfolio	10.25	11.28	1,816.86
PIMCO VIT Real Return Portfolio	9.77	11.24	912.63
PIMCO VIT Total Return Portfolio	11.04	12.23	2,504.33
ProFund VP Asia 30	7.81	11.71	0.00
ProFund VP Banks	3.87	3.61	0.00
ProFund VP Basic Materials	5.91	9.32	0.00
ProFund VP Bear	12.46	8.74	758.67
ProFund VP Biotechnology	9.65	9.73	0.00
ProFund VP Bull	6.53	7.89	8,382.60
ProFund VP Consumer Goods	8.11	9.59	0.00
ProFund VP Consumer Services	6.38	8.11	0.00
ProFund VP Dow 30	7.52	8.66	0.00
ProFund VP Emerging Markets	4.89	7.72	3,718.76
ProFund VP Europe 30	6.26	8.06	0.00
ProFund VP Falling U.S. Dollar	9.15	9.19	0.00
ProFund VP Financials	4.12	4.61	0.00
ProFund VP Health Care	8.11	9.43	0.00
ProFund VP Industrials	6.26	7.56	0.00
ProFund VP International	5.27	6.39	0.00
ProFund VP Internet	5.71	9.84	0.00
ProFund VP Japan	5.16	5.54	0.00
ProFund VP Large-Cap Growth	6.88	8.68	0.00
ProFund VP Large-Cap Value	6.10	7.08	0.00
ProFund VP Mid-Cap	5.98	7.73	3,439.69
ProFund VP Mid-Cap Growth	6.23	8.37	0.00
ProFund VP Mid-Cap Value	6.07	7.73	0.00
ProFund VP Money Market	9.96	9.69	23,794.55
ProFund VP NASDAQ-100	6.49	9.59	3,383.00
ProFund VP Oil & Gas	8.11	9.11	0.00
ProFund VP Pharmaceuticals	8.44	9.60	0.00
ProFund VP Precious Metals	6.89	9.06	0.00
ProFund VP Real Estate	5.30	6.59	0.00
ProFund VP Rising Rates Opportunity	5.11	6.57	0.00
ProFund VP Semiconductor	4.58	7.30	0.00
ProFund VP Short Dow 30	10.66	7.73	0.00
ProFund VP Short Emerging Markets	12.69	6.33	0.00
ProFund VP Short International	13.71	9.30	0.00
ProFund VP Short Mid-Cap	12.27	7.71	0.00
ProFund VP Short NASDAQ-100	12.11	6.99	0.00
ProFund VP Short Small-Cap	11.92	7.84	3,300.25
ProFund VP Small-Cap	5.97	7.32	3,699.05
ProFund VP Small-Cap Growth	6.29	7.72	1,025.60
ProFund VP Small-Cap Value	6.17	7.22	0.00
ProFund VP Technology	6.19	9.72	0.00
ProFund VP Telecommunications	7.90	8.25	0.00
ProFund VP U.S. Government Plus	16.97	11.12	0.00
ProFund VP UltraBull	3.49	4.90	0.00
ProFund VP UltraMid-Cap	3.06	4.94	0.00
ProFund VP UltraNASDAQ-100	3.33	7.09	4,028.94
ProFund VP UltraShort Dow 30	13.53	7.10	0.00
ProFund VP UltraShort NASDAQ-100	17.35	6.06	0.00
ProFund VP UltraSmall-Cap	2.75	3.74	0.00
ProFund VP Utilities	8.89	9.58	0.00
Rydex VT Dow 2x Strategy Fund	4.52	30.08	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.75	6.32	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.33	7.06	0.00
Rydex VT S&P 500 2x Strategy Fund	3.42	4.86	0.00
Rydex VT U.S. Government Money Market Fund	9.93	9.66	9,912.15
Van Eck Worldwide Hard Assets Fund	7.25	11.06	0.00
Van Kampen LIT Growth and Income Portfolio	7.10	8.57	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.12	11.54	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.32	10.45	1,350.97
Van Kampen UIF Mid Cap Growth Portfolio	6.06	9.27	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.45	8.72	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.96	7.44	0.00

Table 22 – 2.85% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.45% M&E; 4% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Access VP High Yield	9.52	10.82	0.00
Adaptive Allocation Portfolio	7.59	8.91	0.00
AIM V.I. Basic Value Series II	4.85	6.96	644.63
AIM V.I. Global Real Estate Series II	6.23	7.93	104.95
AIM V.I. International Growth Series II	7.03	9.21	61.55
AIM V.I. Mid Cap Core Equity Series II	7.59	9.58	0.00
Alger Small Cap Growth Portfolio	9.09	12.86	0.00
American Century VP Income & Growth Fund	7.70	8.81	157.32
American Century VP International Fund	9.13	11.86	226.54
American Century VP Large Company Value Fund	6.97	8.12	0.00
American Century VP Mid Cap Value Fund	8.64	10.89	0.00
American Century VP Ultra Fund	6.18	8.09	0.00
Chariot Absolute Return Currency	0.00	9.75	10,979.70
Credit Suisse Trust – International Equity Flex III Portfolio	4.75	6.08	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.79	8.58	161.47
DireXion Dynamic HY Bond Fund	8.43	9.00	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.93	8.99	0.00
Dreyfus VIF Appreciation Portfolio	7.85	9.33	0.00
Dreyfus VIF International Value Portfolio	6.45	8.19	101.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.95	7.39	38.80
PIMCO VIT All Asset Portfolio	9.24	10.91	0.00
PIMCO VIT High Yield Portfolio	7.78	10.60	1,182.93
PIMCO VIT Low Duration Portfolio	10.23	11.26	282,995.65
PIMCO VIT Real Return Portfolio	9.76	11.22	268.43
PIMCO VIT Total Return Portfolio	11.02	12.21	43.33
ProFund VP Asia 30	7.80	11.69	179.70
ProFund VP Banks	3.87	3.60	0.00
ProFund VP Basic Materials	5.90	9.31	0.00
ProFund VP Bear	12.45	8.72	0.00
ProFund VP Biotechnology	9.64	9.72	0.00
ProFund VP Bull	6.52	7.88	1,706.92
ProFund VP Consumer Goods	8.10	9.57	0.00
ProFund VP Consumer Services	6.37	8.10	0.00
ProFund VP Dow 30	7.51	8.64	0.00
ProFund VP Emerging Markets	4.89	7.71	1,247.24
ProFund VP Europe 30	6.25	8.04	256.64
ProFund VP Falling U.S. Dollar	9.15	9.18	0.00
ProFund VP Financials	4.12	4.60	0.00
ProFund VP Health Care	8.10	9.41	0.00
ProFund VP Industrials	6.25	7.54	0.00
ProFund VP International	5.27	6.38	0.00
ProFund VP Internet	5.70	9.82	0.00
ProFund VP Japan	5.16	5.53	0.00
ProFund VP Large-Cap Growth	6.87	8.67	164.67
ProFund VP Large-Cap Value	6.09	7.07	0.00
ProFund VP Mid-Cap	5.98	7.72	0.00
ProFund VP Mid-Cap Growth	6.22	8.36	0.00
ProFund VP Mid-Cap Value	6.06	7.71	0.00
ProFund VP Money Market	9.95	9.67	8,643.28
ProFund VP NASDAQ-100	6.48	9.58	1,042.49
ProFund VP Oil & Gas	8.10	9.09	342.11
ProFund VP Pharmaceuticals	8.43	9.58	0.00
ProFund VP Precious Metals	6.88	9.04	90.32
ProFund VP Real Estate	5.29	6.58	0.00
ProFund VP Rising Rates Opportunity	5.10	6.56	77.52
ProFund VP Semiconductor	4.57	7.29	551.70
ProFund VP Short Dow 30	10.64	7.72	0.00
ProFund VP Short Emerging Markets	12.68	6.32	0.00
ProFund VP Short International	13.71	9.29	0.00
ProFund VP Short Mid-Cap	12.25	7.69	0.00
ProFund VP Short NASDAQ-100	12.10	6.98	0.00
ProFund VP Short Small-Cap	11.90	7.82	1,109.81
ProFund VP Small-Cap	5.96	7.31	0.00
ProFund VP Small-Cap Growth	6.28	7.70	340.75
ProFund VP Small-Cap Value	6.16	7.20	116.56
ProFund VP Technology	6.18	9.70	0.00
ProFund VP Telecommunications	7.89	8.23	486.87
ProFund VP U.S. Government Plus	16.94	11.10	0.00
ProFund VP UltraBull	3.48	4.90	720.76
ProFund VP UltraMid-Cap	3.06	4.93	0.00
ProFund VP UltraNASDAQ-100	3.32	7.08	1,695.09
ProFund VP UltraShort Dow 30	13.53	7.09	0.00
ProFund VP UltraShort NASDAQ-100	17.34	6.05	0.00
ProFund VP UltraSmall-Cap	2.74	3.74	425.71
ProFund VP Utilities	8.88	9.56	0.00
Rydex VT Dow 2x Strategy Fund	4.51	30.03	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.73	6.31	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.33	7.05	0.00
Rydex VT S&P 500 2x Strategy Fund	3.41	4.85	0.00
Rydex VT U.S. Government Money Market Fund	9.25	9.00	0.00
Van Eck Worldwide Hard Assets Fund	7.24	11.04	239.07
Van Kampen LIT Growth and Income Portfolio	7.09	8.56	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.11	11.52	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.31	10.43	655.42
Van Kampen UIF Mid Cap Growth Portfolio	6.05	9.26	385.19
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.44	8.71	413.31
Van Kampen UIF U.S. Real Estate Portfolio	5.95	7.43	0.00

Table 23 – 2.90% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Access VP High Yield	9.51	10.80	2,959.55
Adaptive Allocation Portfolio	7.58	8.89	0.00
AIM V.I. Basic Value Series II	4.84	6.95	2,227.19
AIM V.I. Global Real Estate Series II	6.22	7.92	0.00
AIM V.I. International Growth Series II	7.02	9.20	163.90
AIM V.I. Mid Cap Core Equity Series II	7.58	9.57	0.00
Alger Small Cap Growth Portfolio	7.32	10.35	0.00
American Century VP Income & Growth Fund	7.03	8.04	0.00
American Century VP International Fund	7.94	10.31	978.82
American Century VP Large Company Value Fund	6.91	8.05	0.00
American Century VP Mid Cap Value Fund	8.25	10.40	0.00
American Century VP Ultra Fund	6.38	8.33	0.00
Chariot Absolute Return Currency	0.00	9.75	9,935.79
Credit Suisse Trust – International Equity Flex III Portfolio	4.74	6.07	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.78	8.57	0.00
DireXion Dynamic HY Bond Fund	8.42	8.98	271.35
Dreyfus Socially Responsible Growth Fund, Inc.	6.92	8.98	0.00
Dreyfus VIF Appreciation Portfolio	7.84	9.31	0.00
Dreyfus VIF International Value Portfolio	6.44	8.17	182.73
Goldman Sachs VIT Structured Small Cap Equity Fund	5.70	7.07	0.00
PIMCO VIT All Asset Portfolio	9.23	10.89	0.00
PIMCO VIT High Yield Portfolio	7.77	10.58	3,913.65
PIMCO VIT Low Duration Portfolio	10.22	11.24	0.00
PIMCO VIT Real Return Portfolio	9.75	11.20	709.42
PIMCO VIT Total Return Portfolio	11.01	12.18	2,921.89
ProFund VP Asia 30	7.79	11.66	1,114.56
ProFund VP Banks	3.86	3.59	0.00
ProFund VP Basic Materials	5.89	9.29	329.79
ProFund VP Bear	12.43	8.71	169.01
ProFund VP Biotechnology	9.63	9.70	0.00
ProFund VP Bull	6.51	7.86	1,260.62
ProFund VP Consumer Goods	8.09	9.55	0.00
ProFund VP Consumer Services	6.36	8.09	0.00
ProFund VP Dow 30	7.50	8.63	0.00
ProFund VP Emerging Markets	4.88	7.70	1,078.44
ProFund VP Europe 30	6.25	8.03	678.25
ProFund VP Falling U.S. Dollar	9.14	9.17	0.00
ProFund VP Financials	4.11	4.60	0.00
ProFund VP Health Care	8.09	9.39	0.00
ProFund VP Industrials	6.25	7.53	0.00
ProFund VP International	5.26	6.37	0.00
ProFund VP Internet	5.69	9.80	0.00
ProFund VP Japan	5.15	5.52	0.00
ProFund VP Large-Cap Growth	6.86	8.65	0.00
ProFund VP Large-Cap Value	6.08	7.06	0.00
ProFund VP Mid-Cap	5.97	7.71	0.00
ProFund VP Mid-Cap Growth	6.21	8.34	0.00
ProFund VP Mid-Cap Value	6.06	7.70	0.00
ProFund VP Money Market	9.94	9.65	11,600.76
ProFund VP NASDAQ-100	6.47	9.56	1,789.19
ProFund VP Oil & Gas	8.09	9.07	663.39
ProFund VP Pharmaceuticals	8.42	9.56	0.00
ProFund VP Precious Metals	6.87	9.03	790.87
ProFund VP Real Estate	5.29	6.57	237.55
ProFund VP Rising Rates Opportunity	5.10	6.54	341.19
ProFund VP Semiconductor	4.57	7.27	651.45
ProFund VP Short Dow 30	10.63	7.70	0.00
ProFund VP Short Emerging Markets	12.68	6.31	0.00
ProFund VP Short International	13.70	9.28	0.00
ProFund VP Short Mid-Cap	12.24	7.68	0.00
ProFund VP Short NASDAQ-100	12.08	6.96	0.00
ProFund VP Short Small-Cap	11.88	7.81	958.90
ProFund VP Small-Cap	5.96	7.29	0.00
ProFund VP Small-Cap Growth	6.27	7.69	0.00
ProFund VP Small-Cap Value	6.15	7.19	0.00
ProFund VP Technology	6.18	9.69	0.00
ProFund VP Telecommunications	7.88	8.22	574.84
ProFund VP U.S. Government Plus	16.92	11.08	159.07
ProFund VP UltraBull	3.48	4.89	850.82
ProFund VP UltraMid-Cap	3.05	4.92	0.00
ProFund VP UltraNASDAQ-100	3.32	7.07	1,574.84
ProFund VP UltraShort Dow 30	13.52	7.08	0.00
ProFund VP UltraShort NASDAQ-100	17.34	6.04	0.00
ProFund VP UltraSmall-Cap	2.74	3.73	1,125.09
ProFund VP Utilities	8.87	9.54	0.00
Rydex VT Dow 2x Strategy Fund	4.51	29.97	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.72	6.30	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.33	7.04	0.00
Rydex VT S&P 500 2x Strategy Fund	3.41	4.85	0.00
Rydex VT U.S. Government Money Market Fund	9.99	9.71	0.00
Van Eck Worldwide Hard Assets Fund	7.23	11.02	494.43
Van Kampen LIT Growth and Income Portfolio	7.08	8.54	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.09	11.49	260.06
Van Kampen UIF Emerging Markets Equity Portfolio	6.30	10.41	1,270.13
Van Kampen UIF Mid Cap Growth Portfolio	6.04	9.24	1,677.96
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.43	8.69	1,094.16
Van Kampen UIF U.S. Real Estate Portfolio	5.94	7.41	0.00

Table 24 – 2.95% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step Up and 6% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Access VP High Yield	9.49	10.78	0.00
Adaptive Allocation Portfolio	7.58	8.88	0.00
AIM V.I. Basic Value Series II	4.84	6.94	0.00
AIM V.I. Global Real Estate Series II	6.21	7.90	0.00
AIM V.I. International Growth Series II	7.01	9.18	0.00
AIM V.I. Mid Cap Core Equity Series II	7.57	9.55	0.00
Alger Small Cap Growth Portfolio	7.31	10.33	0.00
American Century VP Income & Growth Fund	7.01	8.02	0.00
American Century VP International Fund	7.93	10.29	0.00
American Century VP Large Company Value Fund	6.90	8.03	0.00
American Century VP Mid Cap Value Fund	8.23	10.38	0.00
American Century VP Ultra Fund	6.37	8.31	0.00
Chariot Absolute Return Currency	0.00	9.75	1,248.42
Credit Suisse Trust – International Equity Flex III Portfolio	4.74	6.06	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.77	8.55	0.00
DireXion Dynamic HY Bond Fund	8.41	8.96	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.92	8.96	0.00
Dreyfus VIF Appreciation Portfolio	7.83	9.29	0.00
Dreyfus VIF International Value Portfolio	6.43	8.16	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.69	7.05	0.00
PIMCO VIT All Asset Portfolio	9.22	10.87	0.00
PIMCO VIT High Yield Portfolio	7.76	10.56	1,620.88
PIMCO VIT Low Duration Portfolio	10.20	11.22	15,967.52
PIMCO VIT Real Return Portfolio	9.73	11.18	0.00
PIMCO VIT Total Return Portfolio	11.00	12.16	0.00
ProFund VP Asia 30	7.78	11.64	0.00
ProFund VP Banks	3.86	3.59	0.00
ProFund VP Basic Materials	5.88	9.27	494.75
ProFund VP Bear	12.41	8.69	0.00
ProFund VP Biotechnology	9.61	9.68	0.00
ProFund VP Bull	6.50	7.85	466.90
ProFund VP Consumer Goods	8.08	9.54	0.00
ProFund VP Consumer Services	6.35	8.07	0.00
ProFund VP Dow 30	7.49	8.61	0.00
ProFund VP Emerging Markets	4.88	7.69	697.30
ProFund VP Europe 30	6.24	8.01	0.00
ProFund VP Falling U.S. Dollar	9.14	9.17	0.00
ProFund VP Financials	4.11	4.59	0.00
ProFund VP Health Care	8.08	9.38	0.00
ProFund VP Industrials	6.24	7.52	0.00
ProFund VP International	5.26	6.37	0.00
ProFund VP Internet	5.68	9.78	0.00
ProFund VP Japan	5.14	5.51	0.00
ProFund VP Large-Cap Growth	6.85	8.63	0.00
ProFund VP Large-Cap Value	6.07	7.04	0.00
ProFund VP Mid-Cap	5.97	7.70	0.00
ProFund VP Mid-Cap Growth	6.20	8.33	0.00
ProFund VP Mid-Cap Value	6.05	7.69	0.00
ProFund VP Money Market	9.92	9.64	2,809.33
ProFund VP NASDAQ-100	6.46	9.54	294.08
ProFund VP Oil & Gas	8.08	9.06	0.00
ProFund VP Pharmaceuticals	8.41	9.54	0.00
ProFund VP Precious Metals	6.86	9.01	468.94
ProFund VP Real Estate	5.28	6.56	0.00
ProFund VP Rising Rates Opportunity	5.09	6.53	0.00
ProFund VP Semiconductor	4.56	7.26	0.00
ProFund VP Short Dow 30	10.61	7.69	0.00
ProFund VP Short Emerging Markets	12.67	6.31	0.00
ProFund VP Short International	13.69	9.27	0.00
ProFund VP Short Mid-Cap	12.22	7.67	0.00
ProFund VP Short NASDAQ-100	12.06	6.95	0.00
ProFund VP Short Small-Cap	11.87	7.79	84.51
ProFund VP Small-Cap	5.95	7.28	0.00
ProFund VP Small-Cap Growth	6.26	7.67	484.65
ProFund VP Small-Cap Value	6.14	7.18	0.00
ProFund VP Technology	6.17	9.67	0.00
ProFund VP Telecommunications	7.87	8.20	0.00
ProFund VP U.S. Government Plus	16.90	11.06	0.00
ProFund VP UltraBull	3.47	4.88	0.00
ProFund VP UltraMid-Cap	3.05	4.91	0.00
ProFund VP UltraNASDAQ-100	3.31	7.06	102.83
ProFund VP UltraShort Dow 30	13.51	7.07	0.00
ProFund VP UltraShort NASDAQ-100	17.33	6.04	0.00
ProFund VP UltraSmall-Cap	2.74	3.72	0.00
ProFund VP Utilities	8.86	9.52	0.00
Rydex VT Dow 2x Strategy Fund	4.50	29.92	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.70	6.29	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.32	7.02	0.00
Rydex VT S&P 500 2x Strategy Fund	3.41	4.84	0.00
Rydex VT U.S. Government Money Market Fund	9.97	9.69	0.00
Van Eck Worldwide Hard Assets Fund	7.22	11.00	0.00
Van Kampen LIT Growth and Income Portfolio	7.07	8.52	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.08	11.47	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.29	10.39	638.42
Van Kampen UIF Mid Cap Growth Portfolio	6.04	9.22	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.42	8.68	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.93	7.40	0.00

Table 25 – 3.00% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider and 4 Year CDSC Rider

Access VP High Yield	9.48	10.76	0.00
Adaptive Allocation Portfolio	7.57	8.87	0.00
AIM V.I. Basic Value Series II	4.83	6.92	300.62
AIM V.I. Global Real Estate Series II	6.20	7.89	0.00
AIM V.I. International Growth Series II	7.00	9.16	0.00
AIM V.I. Mid Cap Core Equity Series II	7.56	9.53	0.00
Alger Small Cap Growth Portfolio	9.00	12.70	0.00
American Century VP Income & Growth Fund	7.62	8.70	0.00
American Century VP International Fund	9.03	11.72	155.76
American Century VP Large Company Value Fund	6.92	8.06	0.00
American Century VP Mid Cap Value Fund	8.58	10.81	0.00
American Century VP Ultra Fund	6.15	8.03	0.00
Chariot Absolute Return Currency	0.00	9.74	119,267.48
Credit Suisse Trust – International Equity Flex III Portfolio	4.73	6.05	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.76	8.54	0.00
DireXion Dynamic HY Bond Fund	8.39	8.95	1,131.48
Dreyfus Socially Responsible Growth Fund, Inc.	6.91	8.94	0.00
Dreyfus VIF Appreciation Portfolio	7.82	9.28	0.00
Dreyfus VIF International Value Portfolio	6.42	8.14	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.92	7.33	0.00
PIMCO VIT All Asset Portfolio	9.21	10.85	0.00
PIMCO VIT High Yield Portfolio	7.75	10.54	29,461.03
PIMCO VIT Low Duration Portfolio	10.19	11.20	5,157.05
PIMCO VIT Real Return Portfolio	9.72	11.16	183.39
PIMCO VIT Total Return Portfolio	10.98	12.14	4,756.62
ProFund VP Asia 30	7.77	11.62	122.77
ProFund VP Banks	3.85	3.58	427.98
ProFund VP Basic Materials	5.87	9.26	0.00
ProFund VP Bear	12.40	8.68	0.00
ProFund VP Biotechnology	9.60	9.66	0.00
ProFund VP Bull	6.49	7.83	31,371.77
ProFund VP Consumer Goods	8.07	9.52	295.77
ProFund VP Consumer Services	6.35	8.06	0.00
ProFund VP Dow 30	7.48	8.59	0.00
ProFund VP Emerging Markets	4.88	7.69	11,571.62
ProFund VP Europe 30	6.23	8.00	175.33
ProFund VP Falling U.S. Dollar	9.13	9.16	0.00
ProFund VP Financials	4.10	4.58	398.84
ProFund VP Health Care	8.07	9.36	0.00
ProFund VP Industrials	6.23	7.50	0.00
ProFund VP International	5.26	6.36	369.25
ProFund VP Internet	5.67	9.76	0.00
ProFund VP Japan	5.14	5.50	0.00
ProFund VP Large-Cap Growth	6.85	8.62	321.01
ProFund VP Large-Cap Value	6.06	7.03	0.00
ProFund VP Mid-Cap	5.97	7.70	0.00
ProFund VP Mid-Cap Growth	6.19	8.31	0.00
ProFund VP Mid-Cap Value	6.04	7.67	0.00
ProFund VP Money Market	9.91	9.62	74,508.38
ProFund VP NASDAQ-100	6.46	9.52	16,164.56
ProFund VP Oil & Gas	8.06	9.04	171.49
ProFund VP Pharmaceuticals	8.40	9.53	0.00
ProFund VP Precious Metals	6.85	8.99	0.00
ProFund VP Real Estate	5.27	6.54	0.00
ProFund VP Rising Rates Opportunity	5.08	6.52	0.00
ProFund VP Semiconductor	4.55	7.25	8,779.89
ProFund VP Short Dow 30	10.60	7.67	0.00
ProFund VP Short Emerging Markets	12.66	6.30	0.00
ProFund VP Short International	13.69	9.26	0.00
ProFund VP Short Mid-Cap	12.21	7.65	0.00
ProFund VP Short NASDAQ-100	12.05	6.94	0.00
ProFund VP Short Small-Cap	11.85	7.78	10,301.56
ProFund VP Small-Cap	5.94	7.27	0.00
ProFund VP Small-Cap Growth	6.25	7.66	2,273.43
ProFund VP Small-Cap Value	6.13	7.17	0.00
ProFund VP Technology	6.16	9.65	0.00
ProFund VP Telecommunications	7.86	8.19	7,745.70
ProFund VP U.S. Government Plus	16.88	11.04	0.00
ProFund VP UltraBull	3.47	4.87	11,444.97
ProFund VP UltraMid-Cap	3.05	4.90	0.00
ProFund VP UltraNASDAQ-100	3.31	7.04	18,021.80
ProFund VP UltraShort Dow 30	13.51	7.07	0.00
ProFund VP UltraShort NASDAQ-100	17.32	6.03	0.00
ProFund VP UltraSmall-Cap	2.73	3.72	290.84
ProFund VP Utilities	8.85	9.51	0.00
Rydex VT Dow 2x Strategy Fund	4.50	29.86	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.68	6.28	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.32	7.01	0.00
Rydex VT S&P 500 2x Strategy Fund	3.40	4.83	0.00
Rydex VT U.S. Government Money Market Fund	9.16	8.89	156.97
Van Eck Worldwide Hard Assets Fund	7.21	10.98	127.81
Van Kampen LIT Growth and Income Portfolio	7.06	8.51	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.07	11.45	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.28	10.37	4,769.24
Van Kampen UIF Mid Cap Growth Portfolio	6.03	9.20	220.74
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.41	8.66	237.46
Van Kampen UIF U.S. Real Estate Portfolio	5.92	7.39	0.00

Table 26 – 3.05% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

Access VP High Yield	9.47	10.74	0.00
Adaptive Allocation Portfolio	7.56	8.86	0.00
AIM V.I. Basic Value Series II	4.82	6.91	0.00
AIM V.I. Global Real Estate Series II	6.19	7.87	209.59
AIM V.I. International Growth Series II	6.99	9.15	522.68
AIM V.I. Mid Cap Core Equity Series II	7.55	9.51	0.00
Alger Small Cap Growth Portfolio	7.29	10.28	0.00
American Century VP Income & Growth Fund	6.99	7.99	0.00
American Century VP International Fund	7.90	10.24	0.00
American Century VP Large Company Value Fund	6.87	8.00	385.63
American Century VP Mid Cap Value Fund	8.21	10.33	0.00
American Century VP Ultra Fund	6.34	8.28	0.00
Chariot Absolute Return Currency	0.00	9.74	19,829.38
Credit Suisse Trust – International Equity Flex III Portfolio	4.72	6.04	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.75	8.52	0.00
DireXion Dynamic HY Bond Fund	8.38	8.93	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.90	8.93	0.00
Dreyfus VIF Appreciation Portfolio	7.81	9.26	0.00
Dreyfus VIF International Value Portfolio	6.41	8.13	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.67	7.02	471.30
PIMCO VIT All Asset Portfolio	9.19	10.83	0.00
PIMCO VIT High Yield Portfolio	7.74	10.52	106.62
PIMCO VIT Low Duration Portfolio	10.18	11.18	0.00
PIMCO VIT Real Return Portfolio	9.71	11.13	0.00
PIMCO VIT Total Return Portfolio	10.97	12.12	0.00
ProFund VP Asia 30	7.76	11.60	0.00
ProFund VP Banks	3.85	3.57	0.00
ProFund VP Basic Materials	5.87	9.24	0.00
ProFund VP Bear	12.38	8.66	223.62
ProFund VP Biotechnology	9.59	9.64	0.00
ProFund VP Bull	6.48	7.82	789.01
ProFund VP Consumer Goods	8.06	9.50	0.00
ProFund VP Consumer Services	6.34	8.04	0.00
ProFund VP Dow 30	7.47	8.58	0.00
ProFund VP Emerging Markets	4.88	7.68	670.44
ProFund VP Europe 30	6.22	7.98	0.00
ProFund VP Falling U.S. Dollar	9.13	9.15	0.00
ProFund VP Financials	4.10	4.57	0.00
ProFund VP Health Care	8.05	9.34	0.00
ProFund VP Industrials	6.22	7.49	0.00
ProFund VP International	5.26	6.35	0.00
ProFund VP Internet	5.67	9.75	0.00
ProFund VP Japan	5.13	5.49	0.00
ProFund VP Large-Cap Growth	6.84	8.60	364.83
ProFund VP Large-Cap Value	6.06	7.02	0.00
ProFund VP Mid-Cap	5.97	7.69	0.00
ProFund VP Mid-Cap Growth	6.18	8.30	0.00
ProFund VP Mid-Cap Value	6.03	7.66	0.00
ProFund VP Money Market	9.90	9.60	12,555.64
ProFund VP NASDAQ-100	6.45	9.51	2,252.55
ProFund VP Oil & Gas	8.05	9.02	0.00
ProFund VP Pharmaceuticals	8.39	9.51	0.00
ProFund VP Precious Metals	6.84	8.98	184.78
ProFund VP Real Estate	5.27	6.53	0.00
ProFund VP Rising Rates Opportunity	5.08	6.51	0.00
ProFund VP Semiconductor	4.55	7.23	1,489.89
ProFund VP Short Dow 30	10.58	7.66	0.00
ProFund VP Short Emerging Markets	12.65	6.29	0.00
ProFund VP Short International	13.68	9.25	0.00
ProFund VP Short Mid-Cap	12.19	7.64	216.94
ProFund VP Short NASDAQ-100	12.03	6.92	271.53
ProFund VP Short Small-Cap	11.84	7.76	904.61
ProFund VP Small-Cap	5.93	7.25	0.00
ProFund VP Small-Cap Growth	6.25	7.64	0.00
ProFund VP Small-Cap Value	6.12	7.15	0.00
ProFund VP Technology	6.15	9.63	0.00
ProFund VP Telecommunications	7.85	8.17	1,314.49
ProFund VP U.S. Government Plus	16.85	11.02	0.00
ProFund VP UltraBull	3.46	4.86	1,943.56
ProFund VP UltraMid-Cap	3.04	4.89	0.00
ProFund VP UltraNASDAQ-100	3.30	7.03	1,591.15
ProFund VP UltraShort Dow 30	13.50	7.06	0.00
ProFund VP UltraShort NASDAQ-100	17.31	6.03	0.00
ProFund VP UltraSmall-Cap	2.73	3.71	0.00
ProFund VP Utilities	8.83	9.49	0.00
Rydex VT Dow 2x Strategy Fund	4.49	29.81	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.67	6.26	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.31	7.00	0.00
Rydex VT S&P 500 2x Strategy Fund	3.40	4.82	0.00
Rydex VT U.S. Government Money Market Fund	9.94	9.65	0.00
Van Eck Worldwide Hard Assets Fund	7.20	10.96	0.00
Van Kampen LIT Growth and Income Portfolio	7.05	8.49	362.95
Van Kampen UIF Emerging Markets Debt Portfolio	9.06	11.43	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.27	10.35	281.22
Van Kampen UIF Mid Cap Growth Portfolio	6.02	9.19	342.16
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.40	8.64	364.25
Van Kampen UIF U.S. Real Estate Portfolio	5.92	7.37	0.00

Table 27 – 3.10% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Access VP High Yield	9.46	10.72	0.00
Adaptive Allocation Portfolio	7.56	8.85	0.00
AIM V.I. Basic Value Series II	4.82	6.90	4,221.62
AIM V.I. Global Real Estate Series II	6.18	7.86	1,162.74
AIM V.I. International Growth Series II	6.98	9.13	2,910.27
AIM V.I. Mid Cap Core Equity Series II	7.54	9.50	950.09
Alger Small Cap Growth Portfolio	8.93	12.60	644.22
American Century VP Income & Growth Fund	7.56	8.64	0.00
American Century VP International Fund	8.97	11.62	2,790.75
American Century VP Large Company Value Fund	6.90	8.02	529.63
American Century VP Mid Cap Value Fund	8.55	10.76	0.00
American Century VP Ultra Fund	6.12	7.99	0.00
Chariot Absolute Return Currency	0.00	9.74	167,065.40
Credit Suisse Trust – International Equity Flex III Portfolio	4.72	6.03	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.74	8.50	911.73
DireXion Dynamic HY Bond Fund	8.37	8.91	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.89	8.91	0.00
Dreyfus VIF Appreciation Portfolio	7.80	9.24	0.00
Dreyfus VIF International Value Portfolio	6.41	8.11	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.90	7.30	594.92
PIMCO VIT All Asset Portfolio	9.18	10.81	0.00
PIMCO VIT High Yield Portfolio	7.73	10.50	23,390.11
PIMCO VIT Low Duration Portfolio	10.16	11.16	2,395.33
PIMCO VIT Real Return Portfolio	9.70	11.11	5,125.20
PIMCO VIT Total Return Portfolio	10.95	12.10	2,216.37
ProFund VP Asia 30	7.75	11.58	3,125.76
ProFund VP Banks	3.84	3.57	0.00
ProFund VP Basic Materials	5.86	9.22	3,910.24
ProFund VP Bear	12.36	8.64	1,174.02
ProFund VP Biotechnology	9.57	9.63	0.00
ProFund VP Bull	6.48	7.81	15,651.58
ProFund VP Consumer Goods	8.05	9.48	0.00
ProFund VP Consumer Services	6.33	8.03	1,705.43
ProFund VP Dow 30	7.46	8.56	0.00
ProFund VP Emerging Markets	4.87	7.67	11,743.27
ProFund VP Europe 30	6.21	7.97	5,388.15
ProFund VP Falling U.S. Dollar	9.12	9.14	0.00
ProFund VP Financials	4.09	4.56	0.00
ProFund VP Health Care	8.04	9.32	0.00
ProFund VP Industrials	6.21	7.47	2,014.29
ProFund VP International	5.25	6.35	0.00
ProFund VP Internet	5.66	9.73	0.00
ProFund VP Japan	5.12	5.48	0.00
ProFund VP Large-Cap Growth	6.83	8.59	498.33
ProFund VP Large-Cap Value	6.05	7.00	0.00
ProFund VP Mid-Cap	5.96	7.68	3,568.15
ProFund VP Mid-Cap Growth	6.18	8.28	487.75
ProFund VP Mid-Cap Value	6.02	7.64	0.00
ProFund VP Money Market	9.88	9.58	111,837.96
ProFund VP NASDAQ-100	6.44	9.49	20,933.53
ProFund VP Oil & Gas	8.04	9.01	2,884.69
ProFund VP Pharmaceuticals	8.37	9.49	0.00
ProFund VP Precious Metals	6.83	8.96	2,321.87
ProFund VP Real Estate	5.26	6.52	2,373.08
ProFund VP Rising Rates Opportunity	5.07	6.50	0.00
ProFund VP Semiconductor	4.54	7.22	12,159.68
ProFund VP Short Dow 30	10.57	7.65	546.17
ProFund VP Short Emerging Markets	12.65	6.29	0.00
ProFund VP Short International	13.67	9.24	0.00
ProFund VP Short Mid-Cap	12.17	7.62	1,637.63
ProFund VP Short NASDAQ-100	12.02	6.91	1,973.87
ProFund VP Short Small-Cap	11.82	7.75	10,365.85
ProFund VP Small-Cap	5.92	7.24	751.88
ProFund VP Small-Cap Growth	6.24	7.63	4,727.96
ProFund VP Small-Cap Value	6.12	7.14	0.00
ProFund VP Technology	6.14	9.61	1,621.96
ProFund VP Telecommunications	7.84	8.16	11,126.84
ProFund VP U.S. Government Plus	16.83	11.00	0.00
ProFund VP UltraBull	3.46	4.85	14,663.88
ProFund VP UltraMid-Cap	3.04	4.88	43,305.61
ProFund VP UltraNASDAQ-100	3.30	7.02	17,678.53
ProFund VP UltraShort Dow 30	13.49	7.05	3,988.50
ProFund VP UltraShort NASDAQ-100	17.30	6.02	0.00
ProFund VP UltraSmall-Cap	2.73	3.70	4,086.40
ProFund VP Utilities	8.82	9.47	802.99
Rydex VT Dow 2x Strategy Fund	4.48	29.75	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.65	6.25	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.31	6.98	0.00
Rydex VT S&P 500 2x Strategy Fund	3.39	4.81	0.00
Rydex VT U.S. Government Money Market Fund	9.10	8.82	0.00
Van Eck Worldwide Hard Assets Fund	7.19	10.94	3,254.11
Van Kampen LIT Growth and Income Portfolio	7.05	8.48	767.37
Van Kampen UIF Emerging Markets Debt Portfolio	9.05	11.41	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.27	10.33	11,731.72
Van Kampen UIF Mid Cap Growth Portfolio	6.01	9.17	3,561.40
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.40	8.63	4,725.86
Van Kampen UIF U.S. Real Estate Portfolio	5.91	7.36	0.00

Table 28 – 3.15% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider

Access VP High Yield	9.44	10.70	0.00
Adaptive Allocation Portfolio	7.55	8.84	0.00
AIM V.I. Basic Value Series II	4.81	6.89	0.00
AIM V.I. Global Real Estate Series II	6.18	7.84	0.00
AIM V.I. International Growth Series II	6.97	9.11	458.56
AIM V.I. Mid Cap Core Equity Series II	7.53	9.48	0.00
Alger Small Cap Growth Portfolio	7.26	10.24	0.00
American Century VP Income & Growth Fund	6.97	7.95	0.00
American Century VP International Fund	7.87	10.20	0.00
American Century VP Large Company Value Fund	6.85	7.96	0.00
American Century VP Mid Cap Value Fund	8.18	10.29	0.00
American Century VP Ultra Fund	6.32	8.24	0.00
Chariot Absolute Return Currency	0.00	9.74	0.00
Credit Suisse Trust – International Equity Flex III Portfolio	4.71	6.02	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.73	8.49	0.00
DireXion Dynamic HY Bond Fund	8.36	8.90	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.88	8.89	0.00
Dreyfus VIF Appreciation Portfolio	7.79	9.23	0.00
Dreyfus VIF International Value Portfolio	6.40	8.10	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.65	6.99	0.00
PIMCO VIT All Asset Portfolio	9.17	10.79	0.00
PIMCO VIT High Yield Portfolio	7.72	10.49	812.39
PIMCO VIT Low Duration Portfolio	10.15	11.14	0.00
PIMCO VIT Real Return Portfolio	9.68	11.09	0.00
PIMCO VIT Total Return Portfolio	10.94	12.07	0.00
ProFund VP Asia 30	7.74	11.56	231.59
ProFund VP Banks	3.84	3.56	0.00
ProFund VP Basic Materials	5.85	9.21	550.50
ProFund VP Bear	12.35	8.63	0.00
ProFund VP Biotechnology	9.56	9.61	0.00
ProFund VP Bull	6.47	7.79	0.00
ProFund VP Consumer Goods	8.04	9.47	0.00
ProFund VP Consumer Services	6.32	8.01	630.20
ProFund VP Dow 30	7.45	8.55	0.00
ProFund VP Emerging Markets	4.87	7.66	635.38
ProFund VP Europe 30	6.20	7.95	995.95
ProFund VP Falling U.S. Dollar	9.12	9.13	0.00
ProFund VP Financials	4.09	4.55	0.00
ProFund VP Health Care	8.03	9.31	0.00
ProFund VP Industrials	6.20	7.46	627.30
ProFund VP International	5.25	6.34	0.00
ProFund VP Internet	5.65	9.71	0.00
ProFund VP Japan	5.12	5.47	0.00
ProFund VP Large-Cap Growth	6.82	8.57	0.00
ProFund VP Large-Cap Value	6.04	6.99	0.00
ProFund VP Mid-Cap	5.96	7.67	0.00
ProFund VP Mid-Cap Growth	6.17	8.27	0.00
ProFund VP Mid-Cap Value	6.02	7.63	0.00
ProFund VP Money Market	9.87	9.57	12,325.49
ProFund VP NASDAQ-100	6.43	9.47	0.00
ProFund VP Oil & Gas	8.03	8.99	0.00
ProFund VP Pharmaceuticals	8.36	9.47	0.00
ProFund VP Precious Metals	6.82	8.94	514.89
ProFund VP Real Estate	5.25	6.51	700.80
ProFund VP Rising Rates Opportunity	5.06	6.48	0.00
ProFund VP Semiconductor	4.54	7.21	0.00
ProFund VP Short Dow 30	10.56	7.63	0.00
ProFund VP Short Emerging Markets	12.64	6.28	0.00
ProFund VP Short International	13.66	9.23	0.00
ProFund VP Short Mid-Cap	12.16	7.61	0.00
ProFund VP Short NASDAQ-100	12.00	6.90	0.00
ProFund VP Short Small-Cap	11.80	7.74	0.00
ProFund VP Small-Cap	5.92	7.23	0.00
ProFund VP Small-Cap Growth	6.23	7.62	0.00
ProFund VP Small-Cap Value	6.11	7.13	0.00
ProFund VP Technology	6.14	9.60	596.81
ProFund VP Telecommunications	7.83	8.14	0.00
ProFund VP U.S. Government Plus	16.81	10.98	0.00
ProFund VP UltraBull	3.45	4.84	0.00
ProFund VP UltraMid-Cap	3.03	4.87	0.00
ProFund VP UltraNASDAQ-100	3.29	7.00	0.00
ProFund VP UltraShort Dow 30	13.48	7.04	0.00
ProFund VP UltraShort NASDAQ-100	17.29	6.01	0.00
ProFund VP UltraSmall-Cap	2.72	3.70	0.00
ProFund VP Utilities	8.81	9.45	0.00
Rydex VT Dow 2x Strategy Fund	4.48	29.70	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.64	6.24	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.30	6.97	0.00
Rydex VT S&P 500 2x Strategy Fund	3.39	4.80	0.00
Rydex VT U.S. Government Money Market Fund	9.91	9.60	0.00
Van Eck Worldwide Hard Assets Fund	7.18	10.92	0.00
Van Kampen LIT Growth and Income Portfolio	7.04	8.46	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.03	11.39	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.26	10.31	0.00
Van Kampen UIF Mid Cap Growth Portfolio	6.00	9.15	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.39	8.61	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.90	7.35	0.00

Table 29 – 3.20% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

Access VP High Yield	9.43	10.68	0.00
Adaptive Allocation Portfolio	7.55	8.82	353.42
AIM V.I. Basic Value Series II	4.80	6.87	1,530.96
AIM V.I. Global Real Estate Series II	6.17	7.83	774.55
AIM V.I. International Growth Series II	6.96	9.10	3,100.52
AIM V.I. Mid Cap Core Equity Series II	7.52	9.46	3,786.00
Alger Small Cap Growth Portfolio	7.82	11.02	275.55
American Century VP Income & Growth Fund	6.94	7.92	1,077.58
American Century VP International Fund	7.97	10.31	0.00
American Century VP Large Company Value Fund	6.83	7.93	0.00
American Century VP Mid Cap Value Fund	8.54	10.73	3,472.46
American Century VP Ultra Fund	6.27	8.17	1,073.05
Chariot Absolute Return Currency	0.00	9.73	68,928.81
Credit Suisse Trust – International Equity Flex III Portfolio	4.70	6.01	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.72	8.47	1,409.78
DireXion Dynamic HY Bond Fund	8.35	8.88	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.87	8.88	0.00
Dreyfus VIF Appreciation Portfolio	7.78	9.21	7,779.36
Dreyfus VIF International Value Portfolio	6.39	8.08	1,715.92
Goldman Sachs VIT Structured Small Cap Equity Fund	5.84	7.23	830.33
PIMCO VIT All Asset Portfolio	9.16	10.77	4,033.93
PIMCO VIT High Yield Portfolio	7.71	10.47	25,079.25
PIMCO VIT Low Duration Portfolio	10.14	11.11	8,638.00
PIMCO VIT Real Return Portfolio	9.67	11.07	548.66
PIMCO VIT Total Return Portfolio	10.92	12.05	5,412.06
ProFund VP Asia 30	7.73	11.54	598.03
ProFund VP Banks	3.83	3.55	0.00
ProFund VP Basic Materials	5.84	9.19	1,460.40
ProFund VP Bear	12.33	8.61	0.00
ProFund VP Biotechnology	9.55	9.59	0.00
ProFund VP Bull	6.46	7.78	21,421.54
ProFund VP Consumer Goods	8.03	9.45	0.00
ProFund VP Consumer Services	6.31	8.00	1,572.59
ProFund VP Dow 30	7.44	8.53	8,398.11
ProFund VP Emerging Markets	4.87	7.65	7,195.25
ProFund VP Europe 30	6.20	7.94	2,597.90
ProFund VP Falling U.S. Dollar	9.11	9.12	0.00
ProFund VP Financials	4.08	4.55	0.00
ProFund VP Health Care	8.02	9.29	0.00
ProFund VP Industrials	6.20	7.45	1,565.35
ProFund VP International	5.25	6.33	0.00
ProFund VP Internet	5.64	9.69	0.00
ProFund VP Japan	5.11	5.46	0.00
ProFund VP Large-Cap Growth	6.81	8.56	1,920.06
ProFund VP Large-Cap Value	6.03	6.98	0.00
ProFund VP Mid-Cap	5.96	7.66	0.00
ProFund VP Mid-Cap Growth	6.16	8.25	0.00
ProFund VP Mid-Cap Value	6.01	7.62	733.80
ProFund VP Money Market	9.86	9.55	123,178.75
ProFund VP NASDAQ-100	6.42	9.45	8,746.47
ProFund VP Oil & Gas	8.02	8.97	568.02
ProFund VP Pharmaceuticals	8.35	9.46	0.00
ProFund VP Precious Metals	6.81	8.93	2,119.43
ProFund VP Real Estate	5.24	6.50	1,942.56
ProFund VP Rising Rates Opportunity	5.06	6.47	483.67
ProFund VP Semiconductor	4.53	7.19	3,401.48
ProFund VP Short Dow 30	10.54	7.62	0.00
ProFund VP Short Emerging Markets	12.63	6.28	0.00
ProFund VP Short International	13.66	9.22	0.00
ProFund VP Short Mid-Cap	12.14	7.60	0.00
ProFund VP Short NASDAQ-100	11.98	6.89	0.00
ProFund VP Short Small-Cap	11.79	7.72	4,995.92
ProFund VP Small-Cap	5.91	7.21	0.00
ProFund VP Small-Cap Growth	6.22	7.60	4,135.63
ProFund VP Small-Cap Value	6.10	7.11	734.85
ProFund VP Technology	6.13	9.58	1,520.04
ProFund VP Telecommunications	7.82	8.13	3,002.32
ProFund VP U.S. Government Plus	16.79	10.96	0.00
ProFund VP UltraBull	3.45	4.83	4,439.32
ProFund VP UltraMid-Cap	3.03	4.86	0.00
ProFund VP UltraNASDAQ-100	3.29	6.99	8,226.18
ProFund VP UltraShort Dow 30	13.48	7.04	0.00
ProFund VP UltraShort NASDAQ-100	17.28	6.01	0.00
ProFund VP UltraSmall-Cap	2.72	3.69	0.00
ProFund VP Utilities	8.80	9.44	0.00
Rydex VT Dow 2x Strategy Fund	4.47	29.65	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.62	6.23	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.30	6.96	0.00
Rydex VT S&P 500 2x Strategy Fund	3.38	4.79	0.00
Rydex VT U.S. Government Money Market Fund	9.82	9.52	1,312.04
Van Eck Worldwide Hard Assets Fund	7.17	10.90	1,038.69
Van Kampen LIT Growth and Income Portfolio	7.03	8.45	9,905.01
Van Kampen UIF Emerging Markets Debt Portfolio	9.02	11.37	135.07
Van Kampen UIF Emerging Markets Equity Portfolio	6.25	10.30	7,780.11
Van Kampen UIF Mid Cap Growth Portfolio	5.99	9.14	4,940.25
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.38	8.60	409.84
Van Kampen UIF U.S. Real Estate Portfolio	5.89	7.33	400.45

Table 30 – 3.25% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Access VP High Yield	9.42	10.66	0.00
Adaptive Allocation Portfolio	7.54	8.81	150.73
AIM V.I. Basic Value Series II	4.80	6.86	369.05
AIM V.I. Global Real Estate Series II	6.16	7.82	51.24
AIM V.I. International Growth Series II	6.95	9.08	0.00
AIM V.I. Mid Cap Core Equity Series II	7.51	9.44	0.00
Alger Small Cap Growth Portfolio	8.84	12.45	0.00
American Century VP Income & Growth Fund	7.49	8.53	0.00
American Century VP International Fund	8.88	11.49	72.65
American Century VP Large Company Value Fund	6.85	7.96	0.00
American Century VP Mid Cap Value Fund	8.50	10.68	62.15
American Century VP Ultra Fund	6.09	7.93	0.00
Chariot Absolute Return Currency	0.00	9.73	63,028.55
Credit Suisse Trust – International Equity Flex III Portfolio	4.70	6.00	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.71	8.46	0.00
DireXion Dynamic HY Bond Fund	8.34	8.86	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.86	8.86	0.00
Dreyfus VIF Appreciation Portfolio	7.77	9.19	0.00
Dreyfus VIF International Value Portfolio	6.38	8.07	66.20
Goldman Sachs VIT Structured Small Cap Equity Fund	5.86	7.24	0.00
PIMCO VIT All Asset Portfolio	9.14	10.75	301.89
PIMCO VIT High Yield Portfolio	7.70	10.45	11,035.38
PIMCO VIT Low Duration Portfolio	10.12	11.09	0.00
PIMCO VIT Real Return Portfolio	9.66	11.05	412.90
PIMCO VIT Total Return Portfolio	10.91	12.03	239.48
ProFund VP Asia 30	7.71	11.52	147.11
ProFund VP Banks	3.83	3.55	0.00
ProFund VP Basic Materials	5.84	9.17	0.00
ProFund VP Bear	12.31	8.60	216.80
ProFund VP Biotechnology	9.54	9.57	0.00
ProFund VP Bull	6.45	7.76	13,625.05
ProFund VP Consumer Goods	8.02	9.43	0.00
ProFund VP Consumer Services	6.30	7.98	0.00
ProFund VP Dow 30	7.43	8.52	0.00
ProFund VP Emerging Markets	4.87	7.65	8,283.24
ProFund VP Europe 30	6.19	7.92	209.52
ProFund VP Falling U.S. Dollar	9.11	9.11	0.00
ProFund VP Financials	4.08	4.54	0.00
ProFund VP Health Care	8.01	9.27	0.00
ProFund VP Industrials	6.19	7.43	0.00
ProFund VP International	5.24	6.33	0.00
ProFund VP Internet	5.64	9.67	0.00
ProFund VP Japan	5.10	5.45	0.00
ProFund VP Large-Cap Growth	6.80	8.54	0.00
ProFund VP Large-Cap Value	6.02	6.97	0.00
ProFund VP Mid-Cap	5.95	7.66	0.00
ProFund VP Mid-Cap Growth	6.15	8.24	36.45
ProFund VP Mid-Cap Value	6.00	7.60	0.00
ProFund VP Money Market	9.84	9.53	57,786.55
ProFund VP NASDAQ-100	6.41	9.44	5,690.88
ProFund VP Oil & Gas	8.01	8.96	134.36
ProFund VP Pharmaceuticals	8.34	9.44	12.73
ProFund VP Precious Metals	6.80	8.91	130.07
ProFund VP Real Estate	5.24	6.48	0.00
ProFund VP Rising Rates Opportunity	5.05	6.46	0.00
ProFund VP Semiconductor	4.52	7.18	1,640.01
ProFund VP Short Dow 30	10.53	7.60	0.00
ProFund VP Short Emerging Markets	12.63	6.27	0.00
ProFund VP Short International	13.65	9.21	0.00
ProFund VP Short Mid-Cap	12.12	7.58	210.79
ProFund VP Short NASDAQ-100	11.97	6.87	264.02
ProFund VP Short Small-Cap	11.77	7.71	7,696.94
ProFund VP Small-Cap	5.90	7.20	0.00
ProFund VP Small-Cap Growth	6.21	7.59	2,615.53
ProFund VP Small-Cap Value	6.09	7.10	0.00
ProFund VP Technology	6.12	9.56	0.00
ProFund VP Telecommunications	7.81	8.11	1,447.27
ProFund VP U.S. Government Plus	16.76	10.93	84.73
ProFund VP UltraBull	3.45	4.82	2,141.05
ProFund VP UltraMid-Cap	3.02	4.85	0.00
ProFund VP UltraNASDAQ-100	3.29	6.98	10,057.67
ProFund VP UltraShort Dow 30	13.47	7.03	0.00
ProFund VP UltraShort NASDAQ-100	17.27	6.00	0.00
ProFund VP UltraSmall-Cap	2.71	3.68	582.02
ProFund VP Utilities	8.79	9.42	0.00
Rydex VT Dow 2x Strategy Fund	4.47	29.59	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.61	6.22	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.29	6.95	0.00
Rydex VT S&P 500 2x Strategy Fund	3.38	4.78	0.00
Rydex VT U.S. Government Money Market Fund	9.01	8.72	0.00
Van Eck Worldwide Hard Assets Fund	7.16	10.88	105.83
Van Kampen LIT Growth and Income Portfolio	7.02	8.43	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.01	11.35	57.64
Van Kampen UIF Emerging Markets Equity Portfolio	6.24	10.28	7,120.93
Van Kampen UIF Mid Cap Growth Portfolio	5.99	9.12	215.40
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.37	8.58	109.59
Van Kampen UIF U.S. Real Estate Portfolio	5.88	7.32	0.00

Table 31 – 3.30% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider and 3 Year CDSC

Base Contract with 1.30% M&E; 5% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

Access VP High Yield	9.40	10.64	0.00
Adaptive Allocation Portfolio	7.53	8.80	0.00
AIM V.I. Basic Value Series II	4.79	6.85	0.00
AIM V.I. Global Real Estate Series II	6.15	7.80	149.90
AIM V.I. International Growth Series II	6.94	9.06	3,542.17
AIM V.I. Mid Cap Core Equity Series II	7.50	9.43	0.00
Alger Small Cap Growth Portfolio	5.97	8.40	0.00
American Century VP Income & Growth Fund	6.64	7.57	0.00
American Century VP International Fund	6.48	8.38	0.00
American Century VP Large Company Value Fund	6.37	7.39	224.55
American Century VP Mid Cap Value Fund	7.52	9.44	0.00
American Century VP Ultra Fund	6.32	8.22	568.82
Chariot Absolute Return Currency	0.00	9.73	57,643.81
Credit Suisse Trust – International Equity Flex III Portfolio	4.69	5.98	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.71	8.44	0.00
DireXion Dynamic HY Bond Fund	8.33	8.85	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.85	8.85	0.00
Dreyfus VIF Appreciation Portfolio	7.76	9.18	0.00
Dreyfus VIF International Value Portfolio	6.37	8.05	373.44
Goldman Sachs VIT Structured Small Cap Equity Fund	5.04	6.23	471.82
PIMCO VIT All Asset Portfolio	9.13	10.73	0.00
PIMCO VIT High Yield Portfolio	7.69	10.43	10,834.82
PIMCO VIT Low Duration Portfolio	10.11	11.07	9,574.01
PIMCO VIT Real Return Portfolio	9.64	11.03	0.00
PIMCO VIT Total Return Portfolio	10.89	12.01	10,720.86
ProFund VP Asia 30	7.70	11.49	0.00
ProFund VP Banks	3.82	3.54	0.00
ProFund VP Basic Materials	5.83	9.15	5,633.15
ProFund VP Bear	12.30	8.58	3,131.74
ProFund VP Biotechnology	9.52	9.56	0.00
ProFund VP Bull	6.44	7.75	29,077.99
ProFund VP Consumer Goods	8.00	9.42	0.00
ProFund VP Consumer Services	6.30	7.97	0.00
ProFund VP Dow 30	7.42	8.50	0.00
ProFund VP Emerging Markets	4.86	7.64	442.48
ProFund VP Europe 30	6.18	7.91	0.00
ProFund VP Falling U.S. Dollar	9.10	9.10	0.00
ProFund VP Financials	4.07	4.53	0.00
ProFund VP Health Care	8.00	9.26	0.00
ProFund VP Industrials	6.18	7.42	0.00
ProFund VP International	5.24	6.32	0.00
ProFund VP Internet	5.63	9.66	0.00
ProFund VP Japan	5.10	5.44	0.00
ProFund VP Large-Cap Growth	6.79	8.52	693.65
ProFund VP Large-Cap Value	6.02	6.95	0.00
ProFund VP Mid-Cap	5.95	7.65	0.00
ProFund VP Mid-Cap Growth	6.14	8.22	0.00
ProFund VP Mid-Cap Value	5.99	7.59	310.71
ProFund VP Money Market	9.83	9.51	66,992.88
ProFund VP NASDAQ-100	6.40	9.42	8,570.33
ProFund VP Oil & Gas	8.00	8.94	3,790.33
ProFund VP Pharmaceuticals	8.33	9.42	0.00
ProFund VP Precious Metals	6.79	8.90	126.58
ProFund VP Real Estate	5.23	6.47	0.00
ProFund VP Rising Rates Opportunity	5.04	6.45	0.00
ProFund VP Semiconductor	4.52	7.17	6,387.34
ProFund VP Short Dow 30	10.51	7.59	0.00
ProFund VP Short Emerging Markets	12.62	6.26	0.00
ProFund VP Short International	13.64	9.20	0.00
ProFund VP Short Mid-Cap	12.11	7.57	2,850.67
ProFund VP Short NASDAQ-100	11.95	6.86	3,783.89
ProFund VP Short Small-Cap	11.76	7.69	4,510.68
ProFund VP Small-Cap	5.89	7.19	403.67
ProFund VP Small-Cap Growth	6.20	7.57	1,740.42
ProFund VP Small-Cap Value	6.08	7.09	80.71
ProFund VP Technology	6.11	9.54	0.00
ProFund VP Telecommunications	7.80	8.10	5,569.32
ProFund VP U.S. Government Plus	16.74	10.91	0.00
ProFund VP UltraBull	3.44	4.82	5,195.66
ProFund VP UltraMid-Cap	3.02	4.85	0.00
ProFund VP UltraNASDAQ-100	3.28	6.96	2,954.99
ProFund VP UltraShort Dow 30	13.46	7.02	0.00
ProFund VP UltraShort NASDAQ-100	17.26	5.99	0.00
ProFund VP UltraSmall-Cap	2.71	3.68	0.00
ProFund VP Utilities	8.78	9.40	0.00
Rydex VT Dow 2x Strategy Fund	4.46	29.54	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.59	6.21	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.29	6.93	0.00
Rydex VT S&P 500 2x Strategy Fund	3.37	4.77	0.00
Rydex VT U.S. Government Money Market Fund	9.88	9.57	0.00
Van Eck Worldwide Hard Assets Fund	7.15	10.86	360.07
Van Kampen LIT Growth and Income Portfolio	7.01	8.41	831.24
Van Kampen UIF Emerging Markets Debt Portfolio	9.00	11.33	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.23	10.26	5,907.77
Van Kampen UIF Mid Cap Growth Portfolio	5.98	9.10	457.73
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.36	8.57	197.91
Van Kampen UIF U.S. Real Estate Portfolio	5.88	7.31	133.74

Table 32 – 3.35% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Access VP High Yield	9.39	10.62	0.00
Adaptive Allocation Portfolio	7.53	8.79	295.36
AIM V.I. Basic Value Series II	4.78	6.84	0.00
AIM V.I. Global Real Estate Series II	6.14	7.79	100.50
AIM V.I. International Growth Series II	6.93	9.05	237.32
AIM V.I. Mid Cap Core Equity Series II	7.49	9.41	0.00
Alger Small Cap Growth Portfolio	8.78	12.36	0.00
American Century VP Income & Growth Fund	7.43	8.47	0.00
American Century VP International Fund	8.82	11.40	0.00
American Century VP Large Company Value Fund	6.83	7.92	0.00
American Century VP Mid Cap Value Fund	8.46	10.62	122.07
American Century VP Ultra Fund	6.06	7.89	0.00
Chariot Absolute Return Currency	0.00	9.73	69,025.07
Credit Suisse Trust – International Equity Flex III Portfolio	4.69	5.97	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.70	8.43	0.00
DireXion Dynamic HY Bond Fund	8.32	8.83	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.84	8.83	0.00
Dreyfus VIF Appreciation Portfolio	7.75	9.16	0.00
Dreyfus VIF International Value Portfolio	6.36	8.04	129.85
Goldman Sachs VIT Structured Small Cap Equity Fund	5.84	7.21	0.00
PIMCO VIT All Asset Portfolio	9.12	10.71	592.18
PIMCO VIT High Yield Portfolio	7.68	10.41	39,545.61
PIMCO VIT Low Duration Portfolio	10.10	11.05	2,089.80
PIMCO VIT Real Return Portfolio	9.63	11.01	459.25
PIMCO VIT Total Return Portfolio	10.88	11.98	2,349.98
ProFund VP Asia 30	7.69	11.47	168.76
ProFund VP Banks	3.82	3.53	0.00
ProFund VP Basic Materials	5.82	9.14	670.84
ProFund VP Bear	12.28	8.57	216.46
ProFund VP Biotechnology	9.51	9.54	0.00
ProFund VP Bull	6.43	7.73	20,320.02
ProFund VP Consumer Goods	7.99	9.40	0.00
ProFund VP Consumer Services	6.29	7.95	678.83
ProFund VP Dow 30	7.41	8.48	0.00
ProFund VP Emerging Markets	4.86	7.63	5,509.43
ProFund VP Europe 30	6.17	7.90	435.69
ProFund VP Falling U.S. Dollar	9.10	9.09	0.00
ProFund VP Financials	4.06	4.52	0.00
ProFund VP Health Care	7.99	9.24	0.00
ProFund VP Industrials	6.17	7.41	1,083.32
ProFund VP International	5.24	6.31	0.00
ProFund VP Internet	5.62	9.64	0.00
ProFund VP Japan	5.09	5.43	0.00
ProFund VP Large-Cap Growth	6.78	8.51	0.00
ProFund VP Large-Cap Value	6.01	6.94	0.00
ProFund VP Mid-Cap	5.95	7.64	0.00
ProFund VP Mid-Cap Growth	6.13	8.21	0.00
ProFund VP Mid-Cap Value	5.98	7.57	399.76
ProFund VP Money Market	9.82	9.50	66,190.29
ProFund VP NASDAQ-100	6.40	9.40	30,735.89
ProFund VP Oil & Gas	7.99	8.92	0.00
ProFund VP Pharmaceuticals	8.32	9.40	0.00
ProFund VP Precious Metals	6.78	8.88	797.83
ProFund VP Real Estate	5.22	6.46	828.41
ProFund VP Rising Rates Opportunity	5.04	6.44	0.00
ProFund VP Semiconductor	4.51	7.15	15,710.44
ProFund VP Short Dow 30	10.50	7.58	0.00
ProFund VP Short Emerging Markets	12.61	6.26	0.00
ProFund VP Short International	13.63	9.19	0.00
ProFund VP Short Mid-Cap	12.09	7.55	197.60
ProFund VP Short NASDAQ-100	11.94	6.85	262.86
ProFund VP Short Small-Cap	11.74	7.68	4,945.21
ProFund VP Small-Cap	5.88	7.17	0.00
ProFund VP Small-Cap Growth	6.20	7.56	9,245.18
ProFund VP Small-Cap Value	6.08	7.07	0.00
ProFund VP Technology	6.10	9.53	645.77
ProFund VP Telecommunications	7.79	8.08	13,866.31
ProFund VP U.S. Government Plus	16.72	10.89	0.00
ProFund VP UltraBull	3.44	4.81	20,557.38
ProFund VP UltraMid-Cap	3.02	4.84	0.00
ProFund VP UltraNASDAQ-100	3.28	6.95	15,441.11
ProFund VP UltraShort Dow 30	13.45	7.01	0.00
ProFund VP UltraShort NASDAQ-100	17.25	5.99	0.00
ProFund VP UltraSmall-Cap	2.71	3.67	0.00
ProFund VP Utilities	8.76	9.38	0.00
Rydex VT Dow 2x Strategy Fund	4.45	29.48	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.58	6.20	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.29	6.92	0.00
Rydex VT S&P 500 2x Strategy Fund	3.37	4.77	0.00
Rydex VT U.S. Government Money Market Fund	8.95	8.66	0.00
Van Eck Worldwide Hard Assets Fund	7.14	10.84	0.00
Van Kampen LIT Growth and Income Portfolio	7.00	8.40	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	8.99	11.31	113.06
Van Kampen UIF Emerging Markets Equity Portfolio	6.22	10.24	15,215.24
Van Kampen UIF Mid Cap Growth Portfolio	5.97	9.09	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.35	8.55	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.87	7.29	0.00

Table 33 – 3.40% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Access VP High Yield	9.38	10.60	0.00
Adaptive Allocation Portfolio	7.52	8.78	0.00
AIM V.I. Basic Value Series II	4.78	6.82	0.00
AIM V.I. Global Real Estate Series II	6.13	7.77	0.00
AIM V.I. International Growth Series II	6.92	9.03	0.00
AIM V.I. Mid Cap Core Equity Series II	7.48	9.39	0.00
Alger Small Cap Growth Portfolio	7.20	10.13	0.00
American Century VP Income & Growth Fund	6.91	7.87	0.00
American Century VP International Fund	7.81	10.09	0.00
American Century VP Large Company Value Fund	6.79	7.87	0.00
American Century VP Mid Cap Value Fund	8.11	10.17	0.00
American Century VP Ultra Fund	6.27	8.15	0.00
Chariot Absolute Return Currency	0.00	9.72	7,695.54
Credit Suisse Trust – International Equity Flex III Portfolio	4.68	5.96	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.69	8.41	0.00
DireXion Dynamic HY Bond Fund	8.31	8.82	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.83	8.81	0.00
Dreyfus VIF Appreciation Portfolio	7.74	9.14	0.00
Dreyfus VIF International Value Portfolio	6.35	8.02	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.60	6.91	0.00
PIMCO VIT All Asset Portfolio	9.11	10.69	0.00
PIMCO VIT High Yield Portfolio	7.67	10.39	4,387.69
PIMCO VIT Low Duration Portfolio	10.08	11.03	0.00
PIMCO VIT Real Return Portfolio	9.62	10.99	0.00
PIMCO VIT Total Return Portfolio	10.86	11.96	0.00
ProFund VP Asia 30	7.68	11.45	0.00
ProFund VP Banks	3.81	3.53	0.00
ProFund VP Basic Materials	5.81	9.12	0.00
ProFund VP Bear	12.26	8.55	0.00
ProFund VP Biotechnology	9.50	9.52	0.00
ProFund VP Bull	6.42	7.72	1,099.35
ProFund VP Consumer Goods	7.98	9.38	0.00
ProFund VP Consumer Services	6.28	7.94	0.00
ProFund VP Dow 30	7.40	8.47	0.00
ProFund VP Emerging Markets	4.86	7.62	399.21
ProFund VP Europe 30	6.16	7.88	0.00
ProFund VP Falling U.S. Dollar	9.09	9.08	0.00
ProFund VP Financials	4.06	4.51	0.00
ProFund VP Health Care	7.98	9.22	0.00
ProFund VP Industrials	6.16	7.39	0.00
ProFund VP International	5.24	6.31	0.00
ProFund VP Internet	5.61	9.62	0.00
ProFund VP Japan	5.08	5.42	0.00
ProFund VP Large-Cap Growth	6.77	8.49	0.00
ProFund VP Large-Cap Value	6.00	6.93	0.00
ProFund VP Mid-Cap	5.94	7.63	0.00
ProFund VP Mid-Cap Growth	6.13	8.19	0.00
ProFund VP Mid-Cap Value	5.98	7.56	0.00
ProFund VP Money Market	9.80	9.48	5,160.06
ProFund VP NASDAQ-100	6.39	9.38	2,815.66
ProFund VP Oil & Gas	7.98	8.91	0.00
ProFund VP Pharmaceuticals	8.31	9.39	0.00
ProFund VP Precious Metals	6.78	8.86	0.00
ProFund VP Real Estate	5.22	6.45	0.00
ProFund VP Rising Rates Opportunity	5.03	6.42	0.00
ProFund VP Semiconductor	4.51	7.14	1,505.47
ProFund VP Short Dow 30	10.49	7.56	0.00
ProFund VP Short Emerging Markets	12.61	6.25	0.00
ProFund VP Short International	13.63	9.18	0.00
ProFund VP Short Mid-Cap	12.08	7.54	0.00
ProFund VP Short NASDAQ-100	11.92	6.84	0.00
ProFund VP Short Small-Cap	11.73	7.66	358.88
ProFund VP Small-Cap	5.88	7.16	0.00
ProFund VP Small-Cap Growth	6.19	7.55	989.94
ProFund VP Small-Cap Value	6.07	7.06	0.00
ProFund VP Technology	6.09	9.51	0.00
ProFund VP Telecommunications	7.78	8.07	1,328.63
ProFund VP U.S. Government Plus	16.70	10.87	0.00
ProFund VP UltraBull	3.43	4.80	1,967.01
ProFund VP UltraMid-Cap	3.01	4.83	0.00
ProFund VP UltraNASDAQ-100	3.27	6.94	1,371.82
ProFund VP UltraShort Dow 30	13.45	7.01	0.00
ProFund VP UltraShort NASDAQ-100	17.24	5.98	0.00
ProFund VP UltraSmall-Cap	2.70	3.66	0.00
ProFund VP Utilities	8.75	9.37	0.00
Rydex VT Dow 2x Strategy Fund	4.45	29.43	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.56	6.18	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.28	6.91	0.00
Rydex VT S&P 500 2x Strategy Fund	3.36	4.76	0.00
Rydex VT U.S. Government Money Market Fund	9.82	9.50	0.00
Van Eck Worldwide Hard Assets Fund	7.14	10.82	0.00
Van Kampen LIT Growth and Income Portfolio	6.99	8.38	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	8.97	11.29	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.22	10.22	1,212.26
Van Kampen UIF Mid Cap Growth Portfolio	5.96	9.07	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.34	8.53	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.86	7.28	0.00

Table 34 – 3.45% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 0 Year CDSC Rider

Access VP High Yield	9.37	10.58	0.00
Adaptive Allocation Portfolio	7.52	8.77	0.00
AIM V.I. Basic Value Series II	4.77	6.81	0.00
AIM V.I. Global Real Estate Series II	6.13	7.76	0.00
AIM V.I. International Growth Series II	6.92	9.01	1,759.86
AIM V.I. Mid Cap Core Equity Series II	7.47	9.38	0.00
Alger Small Cap Growth Portfolio	5.95	8.36	0.00
American Century VP Income & Growth Fund	6.62	7.53	0.00
American Century VP International Fund	6.46	8.33	0.00
American Century VP Large Company Value Fund	6.35	7.35	0.00
American Century VP Mid Cap Value Fund	7.49	9.39	0.00
American Century VP Ultra Fund	6.29	8.18	0.00
Chariot Absolute Return Currency	0.00	9.72	12,395.65
Credit Suisse Trust – International Equity Flex III Portfolio	4.67	5.95	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.68	8.40	0.00
DireXion Dynamic HY Bond Fund	8.29	8.80	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.82	8.80	0.00
Dreyfus VIF Appreciation Portfolio	7.73	9.13	0.00
Dreyfus VIF International Value Portfolio	6.35	8.01	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.02	6.19	0.00
PIMCO VIT All Asset Portfolio	9.10	10.67	0.00
PIMCO VIT High Yield Portfolio	7.66	10.37	15,569.82
PIMCO VIT Low Duration Portfolio	10.07	11.01	0.00
PIMCO VIT Real Return Portfolio	9.61	10.97	0.00
PIMCO VIT Total Return Portfolio	10.85	11.94	0.00
ProFund VP Asia 30	7.67	11.43	787.99
ProFund VP Banks	3.81	3.52	0.00
ProFund VP Basic Materials	5.80	9.10	2,843.36
ProFund VP Bear	12.25	8.53	706.71
ProFund VP Biotechnology	9.49	9.50	0.00
ProFund VP Bull	6.42	7.71	4,832.48
ProFund VP Consumer Goods	7.97	9.36	0.00
ProFund VP Consumer Services	6.27	7.92	2,408.21
ProFund VP Dow 30	7.39	8.45	0.00
ProFund VP Emerging Markets	4.85	7.61	3,262.58
ProFund VP Europe 30	6.15	7.87	3,650.64
ProFund VP Falling U.S. Dollar	9.09	9.07	0.00
ProFund VP Financials	4.05	4.50	0.00
ProFund VP Health Care	7.97	9.20	0.00
ProFund VP Industrials	6.16	7.38	2,397.12
ProFund VP International	5.23	6.30	0.00
ProFund VP Internet	5.61	9.60	0.00
ProFund VP Japan	5.07	5.41	0.00
ProFund VP Large-Cap Growth	6.76	8.48	0.00
ProFund VP Large-Cap Value	5.99	6.92	0.00
ProFund VP Mid-Cap	5.94	7.62	0.00
ProFund VP Mid-Cap Growth	6.12	8.18	0.00
ProFund VP Mid-Cap Value	5.97	7.55	0.00
ProFund VP Money Market	9.79	9.46	17,201.09
ProFund VP NASDAQ-100	6.38	9.37	7,847.27
ProFund VP Oil & Gas	7.97	8.89	491.61
ProFund VP Pharmaceuticals	8.30	9.37	0.00
ProFund VP Precious Metals	6.77	8.85	1,989.53
ProFund VP Real Estate	5.21	6.44	2,689.60
ProFund VP Rising Rates Opportunity	5.02	6.41	0.00
ProFund VP Semiconductor	4.50	7.13	3,073.93
ProFund VP Short Dow 30	10.47	7.55	0.00
ProFund VP Short Emerging Markets	12.60	6.24	0.00
ProFund VP Short International	13.62	9.17	0.00
ProFund VP Short Mid-Cap	12.06	7.53	629.57
ProFund VP Short NASDAQ-100	11.90	6.82	852.49
ProFund VP Short Small-Cap	11.71	7.65	1,678.64
ProFund VP Small-Cap	5.87	7.15	0.00
ProFund VP Small-Cap Growth	6.18	7.53	2,882.88
ProFund VP Small-Cap Value	6.06	7.05	0.00
ProFund VP Technology	6.09	9.49	2,296.03
ProFund VP Telecommunications	7.77	8.05	2,713.19
ProFund VP U.S. Government Plus	16.68	10.85	0.00
ProFund VP UltraBull	3.43	4.79	4,024.88
ProFund VP UltraMid-Cap	3.01	4.82	0.00
ProFund VP UltraNASDAQ-100	3.27	6.93	2,838.95
ProFund VP UltraShort Dow 30	13.44	7.00	0.00
ProFund VP UltraShort NASDAQ-100	17.23	5.98	0.00
ProFund VP UltraSmall-Cap	2.70	3.66	0.00
ProFund VP Utilities	8.74	9.35	0.00
Rydex VT Dow 2x Strategy Fund	4.44	29.37	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.54	6.17	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.28	6.89	0.00
Rydex VT S&P 500 2x Strategy Fund	3.36	4.75	0.00
Rydex VT U.S. Government Money Market Fund	9.84	9.51	11,529.12
Van Eck Worldwide Hard Assets Fund	7.13	10.80	0.00
Van Kampen LIT Growth and Income Portfolio	6.98	8.37	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	8.96	11.26	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.21	10.20	6,932.17
Van Kampen UIF Mid Cap Growth Portfolio	5.95	9.05	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.34	8.52	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.85	7.27	0.00

Table 35 – 3.50% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Access VP High Yield	9.35	10.56	0.00
Adaptive Allocation Portfolio	7.51	8.76	0.00
AIM V.I. Basic Value Series II	4.77	6.80	246.60
AIM V.I. Global Real Estate Series II	6.12	7.74	126.50
AIM V.I. International Growth Series II	6.91	9.00	74.19
AIM V.I. Mid Cap Core Equity Series II	7.46	9.36	0.00
Alger Small Cap Growth Portfolio	7.18	10.08	0.00
American Century VP Income & Growth Fund	6.89	7.83	208.26
American Century VP International Fund	7.78	10.04	0.00
American Century VP Large Company Value Fund	6.77	7.84	0.00
American Century VP Mid Cap Value Fund	8.08	10.13	0.00
American Century VP Ultra Fund	6.25	8.12	0.00
Chariot Absolute Return Currency	0.00	9.72	10,428.36
Credit Suisse Trust – International Equity Flex III Portfolio	4.67	5.94	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.67	8.38	194.63
DireXion Dynamic HY Bond Fund	8.28	8.78	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.81	8.78	0.00
Dreyfus VIF Appreciation Portfolio	7.72	9.11	0.00
Dreyfus VIF International Value Portfolio	6.34	7.99	121.73
Goldman Sachs VIT Structured Small Cap Equity Fund	5.58	6.88	49.00
PIMCO VIT All Asset Portfolio	9.08	10.65	0.00
PIMCO VIT High Yield Portfolio	7.65	10.35	9,749.30
PIMCO VIT Low Duration Portfolio	10.06	10.99	716.42
PIMCO VIT Real Return Portfolio	9.59	10.95	0.00
PIMCO VIT Total Return Portfolio	10.83	11.92	52.23
ProFund VP Asia 30	7.66	11.41	0.00
ProFund VP Banks	3.80	3.51	0.00
ProFund VP Basic Materials	5.80	9.09	0.00
ProFund VP Bear	12.23	8.52	0.00
ProFund VP Biotechnology	9.47	9.49	0.00
ProFund VP Bull	6.41	7.69	3,542.01
ProFund VP Consumer Goods	7.96	9.35	0.00
ProFund VP Consumer Services	6.26	7.91	0.00
ProFund VP Dow 30	7.38	8.44	0.00
ProFund VP Emerging Markets	4.85	7.61	638.19
ProFund VP Europe 30	6.15	7.85	0.00
ProFund VP Falling U.S. Dollar	9.08	9.06	0.00
ProFund VP Financials	4.05	4.50	0.00
ProFund VP Health Care	7.96	9.19	0.00
ProFund VP Industrials	6.15	7.37	0.00
ProFund VP International	5.23	6.30	0.00
ProFund VP Internet	5.60	9.59	0.00
ProFund VP Japan	5.07	5.40	0.00
ProFund VP Large-Cap Growth	6.75	8.46	198.48
ProFund VP Large-Cap Value	5.98	6.90	0.00
ProFund VP Mid-Cap	5.94	7.62	0.00
ProFund VP Mid-Cap Growth	6.11	8.16	0.00
ProFund VP Mid-Cap Value	5.96	7.53	0.00
ProFund VP Money Market	9.78	9.44	13,707.69
ProFund VP NASDAQ-100	6.37	9.35	6,439.45
ProFund VP Oil & Gas	7.96	8.87	109.79
ProFund VP Pharmaceuticals	8.29	9.35	0.00
ProFund VP Precious Metals	6.76	8.83	108.85
ProFund VP Real Estate	5.20	6.42	0.00
ProFund VP Rising Rates Opportunity	5.02	6.40	93.46
ProFund VP Semiconductor	4.49	7.12	2,725.32
ProFund VP Short Dow 30	10.46	7.53	0.00
ProFund VP Short Emerging Markets	12.59	6.24	0.00
ProFund VP Short International	13.61	9.16	0.00
ProFund VP Short Mid-Cap	12.04	7.51	0.00
ProFund VP Short NASDAQ-100	11.89	6.81	0.00
ProFund VP Short Small-Cap	11.69	7.64	572.25
ProFund VP Small-Cap	5.86	7.13	0.00
ProFund VP Small-Cap Growth	6.17	7.52	2,323.48
ProFund VP Small-Cap Value	6.05	7.03	140.49
ProFund VP Technology	6.08	9.47	0.00
ProFund VP Telecommunications	7.76	8.04	2,400.75
ProFund VP U.S. Government Plus	16.65	10.84	0.00
ProFund VP UltraBull	3.42	4.78	3,549.39
ProFund VP UltraMid-Cap	3.00	4.81	0.00
ProFund VP UltraNASDAQ-100	3.26	6.91	2,391.69
ProFund VP UltraShort Dow 30	13.43	6.99	0.00
ProFund VP UltraShort NASDAQ-100	17.22	5.97	0.00
ProFund VP UltraSmall-Cap	2.70	3.65	0.00
ProFund VP Utilities	8.73	9.33	0.00
Rydex VT Dow 2x Strategy Fund	4.44	29.32	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.53	6.16	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.27	6.88	0.00
Rydex VT S&P 500 2x Strategy Fund	3.36	4.74	0.00
Rydex VT U.S. Government Money Market Fund	9.79	9.46	0.00
Van Eck Worldwide Hard Assets Fund	7.12	10.78	62.65
Van Kampen LIT Growth and Income Portfolio	6.97	8.35	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	8.95	11.24	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.20	10.18	4,979.58
Van Kampen UIF Mid Cap Growth Portfolio	5.95	9.04	74.82
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.33	8.50	79.22
Van Kampen UIF U.S. Real Estate Portfolio	5.85	7.25	0.00

Table 36 – 3.55% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 4 Year CDSC Rider

Access VP High Yield	9.34	10.54	0.00
Adaptive Allocation Portfolio	7.50	8.74	0.00
AIM V.I. Basic Value Series II	4.76	6.79	0.00
AIM V.I. Global Real Estate Series II	6.11	7.73	0.00
AIM V.I. International Growth Series II	6.90	8.98	1,003.30
AIM V.I. Mid Cap Core Equity Series II	7.45	9.34	0.00
Alger Small Cap Growth Portfolio	5.93	8.33	0.00
American Century VP Income & Growth Fund	6.60	7.50	0.00
American Century VP International Fund	6.44	8.30	0.00
American Century VP Large Company Value Fund	6.33	7.33	0.00
American Century VP Mid Cap Value Fund	7.47	9.35	0.00
American Century VP Ultra Fund	6.27	8.15	1,140.04
Chariot Absolute Return Currency	0.00	9.72	3,373.53
Credit Suisse Trust – International Equity Flex III Portfolio	4.66	5.93	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.66	8.36	1,077.11
DireXion Dynamic HY Bond Fund	8.27	8.77	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.81	8.76	0.00
Dreyfus VIF Appreciation Portfolio	7.71	9.09	0.00
Dreyfus VIF International Value Portfolio	6.33	7.98	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.01	6.17	1,451.34
PIMCO VIT All Asset Portfolio	9.07	10.63	0.00
PIMCO VIT High Yield Portfolio	7.64	10.33	5,695.30
PIMCO VIT Low Duration Portfolio	10.04	10.97	0.00
PIMCO VIT Real Return Portfolio	9.58	10.93	0.00
PIMCO VIT Total Return Portfolio	10.82	11.90	744.23
ProFund VP Asia 30	7.65	11.39	0.00
ProFund VP Banks	3.80	3.51	0.00
ProFund VP Basic Materials	5.79	9.07	0.00
ProFund VP Bear	12.21	8.50	771.24
ProFund VP Biotechnology	9.46	9.47	0.00
ProFund VP Bull	6.40	7.68	1,935.61
ProFund VP Consumer Goods	7.95	9.33	0.00
ProFund VP Consumer Services	6.25	7.89	0.00
ProFund VP Dow 30	7.37	8.42	1,078.82
ProFund VP Emerging Markets	4.85	7.60	110.58
ProFund VP Europe 30	6.14	7.84	0.00
ProFund VP Falling U.S. Dollar	9.08	9.05	0.00
ProFund VP Financials	4.04	4.49	0.00
ProFund VP Health Care	7.95	9.17	0.00
ProFund VP Industrials	6.14	7.35	0.00
ProFund VP International	5.23	6.29	0.00
ProFund VP Internet	5.59	9.57	0.00
ProFund VP Japan	5.06	5.39	0.00
ProFund VP Large-Cap Growth	6.75	8.45	0.00
ProFund VP Large-Cap Value	5.98	6.89	0.00
ProFund VP Mid-Cap	5.93	7.61	0.00
ProFund VP Mid-Cap Growth	6.10	8.15	0.00
ProFund VP Mid-Cap Value	5.95	7.52	0.00
ProFund VP Money Market	9.76	9.43	6,781.38
ProFund VP NASDAQ-100	6.36	9.33	2,486.04
ProFund VP Oil & Gas	7.95	8.86	0.00
ProFund VP Pharmaceuticals	8.27	9.34	0.00
ProFund VP Precious Metals	6.75	8.81	0.00
ProFund VP Real Estate	5.20	6.41	0.00
ProFund VP Rising Rates Opportunity	5.01	6.39	0.00
ProFund VP Semiconductor	4.49	7.10	0.00
ProFund VP Short Dow 30	10.44	7.52	0.00
ProFund VP Short Emerging Markets	12.59	6.23	0.00
ProFund VP Short International	13.60	9.15	0.00
ProFund VP Short Mid-Cap	12.03	7.50	748.17
ProFund VP Short NASDAQ-100	11.87	6.80	936.51
ProFund VP Short Small-Cap	11.68	7.62	1,149.01
ProFund VP Small-Cap	5.85	7.12	0.00
ProFund VP Small-Cap Growth	6.16	7.51	934.18
ProFund VP Small-Cap Value	6.04	7.02	0.00
ProFund VP Technology	6.07	9.46	0.00
ProFund VP Telecommunications	7.74	8.02	0.00
ProFund VP U.S. Government Plus	16.63	10.82	0.00
ProFund VP UltraBull	3.42	4.77	0.00
ProFund VP UltraMid-Cap	3.00	4.80	0.00
ProFund VP UltraNASDAQ-100	3.26	6.90	121.25
ProFund VP UltraShort Dow 30	13.43	6.99	0.00
ProFund VP UltraShort NASDAQ-100	17.21	5.96	0.00
ProFund VP UltraSmall-Cap	2.69	3.64	0.00
ProFund VP Utilities	8.72	9.32	0.00
Rydex VT Dow 2x Strategy Fund	4.43	29.27	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.51	6.15	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.27	6.87	0.00
Rydex VT S&P 500 2x Strategy Fund	3.35	4.73	0.00
Rydex VT U.S. Government Money Market Fund	9.82	9.48	0.00
Van Eck Worldwide Hard Assets Fund	7.11	10.76	0.00
Van Kampen LIT Growth and Income Portfolio	6.96	8.34	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	8.94	11.22	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.19	10.16	3,235.16
Van Kampen UIF Mid Cap Growth Portfolio	5.94	9.02	963.73
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.32	8.49	1,035.44
Van Kampen UIF U.S. Real Estate Portfolio	5.84	7.24	0.00

Table 37 – 3.60% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Access VP High Yield	9.33	10.52	0.00
Adaptive Allocation Portfolio	7.50	8.73	0.00
AIM V.I. Basic Value Series II	4.75	6.77	543.33
AIM V.I. Global Real Estate Series II	6.10	7.72	0.00
AIM V.I. International Growth Series II	6.89	8.96	0.00
AIM V.I. Mid Cap Core Equity Series II	7.44	9.32	0.00
Alger Small Cap Growth Portfolio	8.63	12.11	0.00
American Century VP Income & Growth Fund	7.31	8.30	474.82
American Century VP International Fund	8.67	11.17	0.00
American Century VP Large Company Value Fund	6.76	7.82	0.00
American Century VP Mid Cap Value Fund	8.38	10.49	0.00
American Century VP Ultra Fund	6.00	7.79	0.00
Chariot Absolute Return Currency	0.00	9.72	615.91
Credit Suisse Trust – International Equity Flex III Portfolio	4.65	5.92	578.74
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.65	8.35	0.00
DireXion Dynamic HY Bond Fund	8.26	8.75	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.80	8.75	0.00
Dreyfus VIF Appreciation Portfolio	7.70	9.08	520.66
Dreyfus VIF International Value Portfolio	6.32	7.97	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.78	7.12	0.00
PIMCO VIT All Asset Portfolio	9.06	10.61	0.00
PIMCO VIT High Yield Portfolio	7.63	10.31	3,879.44
PIMCO VIT Low Duration Portfolio	10.03	10.95	0.00
PIMCO VIT Real Return Portfolio	9.57	10.91	0.00
PIMCO VIT Total Return Portfolio	10.81	11.88	0.00
ProFund VP Asia 30	7.64	11.37	0.00
ProFund VP Banks	3.79	3.50	0.00
ProFund VP Basic Materials	5.78	9.05	0.00
ProFund VP Bear	12.20	8.49	1,817.25
ProFund VP Biotechnology	9.45	9.45	0.00
ProFund VP Bull	6.39	7.66	1,235.44
ProFund VP Consumer Goods	7.94	9.31	0.00
ProFund VP Consumer Services	6.24	7.88	0.00
ProFund VP Dow 30	7.36	8.41	0.00
ProFund VP Emerging Markets	4.85	7.59	80.94
ProFund VP Europe 30	6.13	7.82	0.00
ProFund VP Falling U.S. Dollar	9.07	9.04	0.00
ProFund VP Financials	4.04	4.48	0.00
ProFund VP Health Care	7.94	9.15	0.00
ProFund VP Industrials	6.13	7.34	0.00
ProFund VP International	5.22	6.28	0.00
ProFund VP Internet	5.58	9.55	0.00
ProFund VP Japan	5.05	5.38	0.00
ProFund VP Large-Cap Growth	6.74	8.43	0.00
ProFund VP Large-Cap Value	5.97	6.88	0.00
ProFund VP Mid-Cap	5.93	7.60	0.00
ProFund VP Mid-Cap Growth	6.09	8.13	0.00
ProFund VP Mid-Cap Value	5.94	7.50	0.00
ProFund VP Money Market	9.75	9.41	1,563.14
ProFund VP NASDAQ-100	6.35	9.32	1,161.22
ProFund VP Oil & Gas	7.94	8.84	0.00
ProFund VP Pharmaceuticals	8.26	9.32	0.00
ProFund VP Precious Metals	6.74	8.80	0.00
ProFund VP Real Estate	5.19	6.40	0.00
ProFund VP Rising Rates Opportunity	5.00	6.38	0.00
ProFund VP Semiconductor	4.48	7.09	141.09
ProFund VP Short Dow 30	10.43	7.51	0.00
ProFund VP Short Emerging Markets	12.58	6.22	0.00
ProFund VP Short International	13.60	9.14	0.00
ProFund VP Short Mid-Cap	12.01	7.49	1,618.88
ProFund VP Short NASDAQ-100	11.86	6.79	2,192.11
ProFund VP Short Small-Cap	11.66	7.61	2,431.66
ProFund VP Small-Cap	5.85	7.11	0.00
ProFund VP Small-Cap Growth	6.16	7.49	613.45
ProFund VP Small-Cap Value	6.03	7.01	0.00
ProFund VP Technology	6.06	9.44	0.00
ProFund VP Telecommunications	7.73	8.01	124.55
ProFund VP U.S. Government Plus	16.61	10.80	0.00
ProFund VP UltraBull	3.41	4.76	184.75
ProFund VP UltraMid-Cap	3.00	4.79	0.00
ProFund VP UltraNASDAQ-100	3.26	6.89	176.60
ProFund VP UltraShort Dow 30	13.42	6.98	0.00
ProFund VP UltraShort NASDAQ-100	17.20	5.96	0.00
ProFund VP UltraSmall-Cap	2.69	3.64	0.00
ProFund VP Utilities	8.71	9.30	0.00
Rydex VT Dow 2x Strategy Fund	4.42	29.21	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.50	6.14	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.26	6.86	0.00
Rydex VT S&P 500 2x Strategy Fund	3.35	4.72	0.00
Rydex VT U.S. Government Money Market Fund	8.80	8.49	0.00
Van Eck Worldwide Hard Assets Fund	7.10	10.74	0.00
Van Kampen LIT Growth and Income Portfolio	6.95	8.32	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	8.93	11.20	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.18	10.15	2,074.57
Van Kampen UIF Mid Cap Growth Portfolio	5.93	9.00	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.31	8.47	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.83	7.23	0.00

Table 38 – 3.65% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC

Access VP High Yield	9.32	10.50	0.00
Adaptive Allocation Portfolio	7.49	8.72	0.00
AIM V.I. Basic Value Series II	4.75	6.76	0.00
AIM V.I. Global Real Estate Series II	6.09	7.70	0.00
AIM V.I. International Growth Series II	6.88	8.95	0.00
AIM V.I. Mid Cap Core Equity Series II	7.43	9.31	0.00
Alger Small Cap Growth Portfolio	5.91	8.30	0.00
American Century VP Income & Growth Fund	6.58	7.47	0.00
American Century VP International Fund	6.42	8.27	0.00
American Century VP Large Company Value Fund	6.31	7.30	0.00
American Century VP Mid Cap Value Fund	7.45	9.32	0.00
American Century VP Ultra Fund	6.26	8.12	0.00
Chariot Absolute Return Currency	0.00	9.71	5,656.14
Credit Suisse Trust – International Equity Flex III Portfolio	4.65	5.91	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.64	8.33	0.00
DireXion Dynamic HY Bond Fund	8.25	8.73	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.79	8.73	0.00
Dreyfus VIF Appreciation Portfolio	7.69	9.06	0.00
Dreyfus VIF International Value Portfolio	6.31	7.95	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	4.99	6.15	0.00
PIMCO VIT All Asset Portfolio	9.05	10.59	0.00
PIMCO VIT High Yield Portfolio	7.62	10.29	3,294.64
PIMCO VIT Low Duration Portfolio	10.02	10.93	0.00
PIMCO VIT Real Return Portfolio	9.55	10.89	0.00
PIMCO VIT Total Return Portfolio	10.79	11.85	0.00
ProFund VP Asia 30	7.63	11.35	0.00
ProFund VP Banks	3.79	3.50	0.00
ProFund VP Basic Materials	5.77	9.04	0.00
ProFund VP Bear	12.18	8.47	0.00
ProFund VP Biotechnology	9.43	9.43	0.00
ProFund VP Bull	6.38	7.65	985.43
ProFund VP Consumer Goods	7.93	9.29	0.00
ProFund VP Consumer Services	6.24	7.87	0.00
ProFund VP Dow 30	7.35	8.39	0.00
ProFund VP Emerging Markets	4.84	7.58	0.00
ProFund VP Europe 30	6.12	7.81	0.00
ProFund VP Falling U.S. Dollar	9.07	9.03	0.00
ProFund VP Financials	4.03	4.47	0.00
ProFund VP Health Care	7.93	9.14	0.00
ProFund VP Industrials	6.12	7.33	0.00
ProFund VP International	5.22	6.28	0.00
ProFund VP Internet	5.58	9.53	0.00
ProFund VP Japan	5.05	5.37	0.00
ProFund VP Large-Cap Growth	6.73	8.42	0.00
ProFund VP Large-Cap Value	5.96	6.86	0.00
ProFund VP Mid-Cap	5.93	7.59	0.00
ProFund VP Mid-Cap Growth	6.09	8.12	0.00
ProFund VP Mid-Cap Value	5.94	7.49	0.00
ProFund VP Money Market	9.74	9.39	3,577.63
ProFund VP NASDAQ-100	6.34	9.30	3,025.74
ProFund VP Oil & Gas	7.93	8.83	0.00
ProFund VP Pharmaceuticals	8.25	9.30	0.00
ProFund VP Precious Metals	6.73	8.78	0.00
ProFund VP Real Estate	5.18	6.39	0.00
ProFund VP Rising Rates Opportunity	5.00	6.37	0.00
ProFund VP Semiconductor	4.48	7.08	1,464.57
ProFund VP Short Dow 30	10.42	7.49	0.00
ProFund VP Short Emerging Markets	12.57	6.22	0.00
ProFund VP Short International	13.59	9.13	0.00
ProFund VP Short Mid-Cap	12.00	7.47	0.00
ProFund VP Short NASDAQ-100	11.84	6.77	0.00
ProFund VP Short Small-Cap	11.65	7.59	0.00
ProFund VP Small-Cap	5.84	7.10	0.00
ProFund VP Small-Cap Growth	6.15	7.48	1,340.80
ProFund VP Small-Cap Value	6.03	7.00	0.00
ProFund VP Technology	6.05	9.42	0.00
ProFund VP Telecommunications	7.72	7.99	1,292.06
ProFund VP U.S. Government Plus	16.59	10.78	0.00
ProFund VP UltraBull	3.41	4.75	1,909.17
ProFund VP UltraMid-Cap	2.99	4.78	0.00
ProFund VP UltraNASDAQ-100	3.25	6.88	908.23
ProFund VP UltraShort Dow 30	13.41	6.97	0.00
ProFund VP UltraShort NASDAQ-100	17.20	5.95	0.00
ProFund VP UltraSmall-Cap	2.69	3.63	0.00
ProFund VP Utilities	8.69	9.28	0.00
Rydex VT Dow 2x Strategy Fund	4.42	29.16	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.48	6.13	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.26	6.84	0.00
Rydex VT S&P 500 2x Strategy Fund	3.34	4.71	0.00
Rydex VT U.S. Government Money Market Fund	9.79	9.44	0.00
Van Eck Worldwide Hard Assets Fund	7.09	10.72	0.00
Van Kampen LIT Growth and Income Portfolio	6.94	8.31	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	8.91	11.18	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.17	10.13	1,766.20
Van Kampen UIF Mid Cap Growth Portfolio	5.92	8.99	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.30	8.46	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.82	7.21	0.00

Table 39 – 3.70% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider

Access VP High Yield	9.31	10.48	0.00
Adaptive Allocation Portfolio	7.49	8.71	0.00
AIM V.I. Basic Value Series II	4.74	6.75	0.00
AIM V.I. Global Real Estate Series II	6.09	7.69	0.00
AIM V.I. International Growth Series II	6.87	8.93	426.58
AIM V.I. Mid Cap Core Equity Series II	7.42	9.29	0.00
Alger Small Cap Growth Portfolio	5.91	8.28	0.00
American Century VP Income & Growth Fund	6.57	7.46	0.00
American Century VP International Fund	6.41	8.26	0.00
American Century VP Large Company Value Fund	6.31	7.29	0.00
American Century VP Mid Cap Value Fund	7.44	9.30	0.00
American Century VP Ultra Fund	6.25	8.10	308.10
Chariot Absolute Return Currency	0.00	9.71	267.81
Credit Suisse Trust – International Equity Flex III Portfolio	4.64	5.90	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.63	8.32	291.08
DireXion Dynamic HY Bond Fund	8.24	8.72	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.78	8.72	0.00
Dreyfus VIF Appreciation Portfolio	7.68	9.04	0.00
Dreyfus VIF International Value Portfolio	6.30	7.94	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	4.99	6.14	392.20
PIMCO VIT All Asset Portfolio	9.04	10.57	0.00
PIMCO VIT High Yield Portfolio	7.61	10.28	512.06
PIMCO VIT Low Duration Portfolio	10.00	10.91	0.00
PIMCO VIT Real Return Portfolio	9.54	10.87	0.00
PIMCO VIT Total Return Portfolio	10.78	11.83	201.11
ProFund VP Asia 30	7.62	11.33	69.61
ProFund VP Banks	3.78	3.49	0.00
ProFund VP Basic Materials	5.77	9.02	186.62
ProFund VP Bear	12.17	8.46	1,982.59
ProFund VP Biotechnology	9.42	9.42	0.00
ProFund VP Bull	6.37	7.64	0.00
ProFund VP Consumer Goods	7.92	9.28	0.00
ProFund VP Consumer Services	6.23	7.85	212.72
ProFund VP Dow 30	7.34	8.38	291.53
ProFund VP Emerging Markets	4.84	7.58	212.59
ProFund VP Europe 30	6.11	7.79	322.47
ProFund VP Falling U.S. Dollar	9.06	9.02	0.00
ProFund VP Financials	4.03	4.46	0.00
ProFund VP Health Care	7.92	9.12	0.00
ProFund VP Industrials	6.11	7.31	211.74
ProFund VP International	5.22	6.27	0.00
ProFund VP Internet	5.57	9.52	0.00
ProFund VP Japan	5.04	5.36	0.00
ProFund VP Large-Cap Growth	6.72	8.40	0.00
ProFund VP Large-Cap Value	5.95	6.85	0.00
ProFund VP Mid-Cap	5.92	7.58	0.00
ProFund VP Mid-Cap Growth	6.08	8.10	0.00
ProFund VP Mid-Cap Value	5.93	7.48	0.00
ProFund VP Money Market	9.73	9.38	3,934.23
ProFund VP NASDAQ-100	6.34	9.28	550.18
ProFund VP Oil & Gas	7.91	8.81	0.00
ProFund VP Pharmaceuticals	8.24	9.28	0.00
ProFund VP Precious Metals	6.72	8.77	175.73
ProFund VP Real Estate	5.17	6.38	237.58
ProFund VP Rising Rates Opportunity	4.99	6.35	0.00
ProFund VP Semiconductor	4.47	7.06	185.05
ProFund VP Short Dow 30	10.40	7.48	0.00
ProFund VP Short Emerging Markets	12.57	6.21	0.00
ProFund VP Short International	13.58	9.13	0.00
ProFund VP Short Mid-Cap	11.98	7.46	1,766.18
ProFund VP Short NASDAQ-100	11.82	6.76	2,391.57
ProFund VP Short Small-Cap	11.63	7.58	2,573.56
ProFund VP Small-Cap	5.83	7.08	0.00
ProFund VP Small-Cap Growth	6.14	7.46	0.00
ProFund VP Small-Cap Value	6.02	6.98	0.00
ProFund VP Technology	6.05	9.41	202.81
ProFund VP Telecommunications	7.71	7.98	164.05
ProFund VP U.S. Government Plus	16.56	10.76	0.00
ProFund VP UltraBull	3.40	4.75	242.27
ProFund VP UltraMid-Cap	2.99	4.77	0.00
ProFund VP UltraNASDAQ-100	3.25	6.86	116.01
ProFund VP UltraShort Dow 30	13.40	6.96	0.00
ProFund VP UltraShort NASDAQ-100	17.19	5.95	0.00
ProFund VP UltraSmall-Cap	2.68	3.62	0.00
ProFund VP Utilities	8.68	9.27	0.00
Rydex VT Dow 2x Strategy Fund	4.41	29.11	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.47	6.12	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.25	6.83	0.00
Rydex VT S&P 500 2x Strategy Fund	3.34	4.70	0.00
Rydex VT U.S. Government Money Market Fund	9.78	9.43	0.00
Van Eck Worldwide Hard Assets Fund	7.08	10.70	0.00
Van Kampen LIT Growth and Income Portfolio	6.93	8.29	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	8.90	11.16	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.17	10.11	0.00
Van Kampen UIF Mid Cap Growth Portfolio	5.92	8.97	260.43
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.29	8.44	279.81
Van Kampen UIF U.S. Real Estate Portfolio	5.81	7.20	0.00

Table 40 – 3.75% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Access VP High Yield	9.29	10.46	0.00
Adaptive Allocation Portfolio	7.48	8.70	0.00
AIM V.I. Basic Value Series II	4.73	6.74	0.00
AIM V.I. Global Real Estate Series II	6.08	7.67	0.00
AIM V.I. International Growth Series II	6.86	8.91	0.00
AIM V.I. Mid Cap Core Equity Series II	7.41	9.27	0.00
Alger Small Cap Growth Portfolio	5.90	8.27	0.00
American Century VP Income & Growth Fund	6.56	7.45	0.00
American Century VP International Fund	6.40	8.24	0.00
American Century VP Large Company Value Fund	6.30	7.27	0.00
American Century VP Mid Cap Value Fund	7.43	9.29	0.00
American Century VP Ultra Fund	6.24	8.09	0.00
Chariot Absolute Return Currency	0.00	9.71	0.00
Credit Suisse Trust – International Equity Flex III Portfolio	4.64	5.89	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.63	8.30	0.00
DireXion Dynamic HY Bond Fund	8.23	8.70	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.77	8.70	0.00
Dreyfus VIF Appreciation Portfolio	7.67	9.03	0.00
Dreyfus VIF International Value Portfolio	6.29	7.92	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	4.98	6.13	0.00
PIMCO VIT All Asset Portfolio	9.02	10.55	0.00
PIMCO VIT High Yield Portfolio	7.60	10.26	0.00
PIMCO VIT Low Duration Portfolio	9.99	10.89	0.00
PIMCO VIT Real Return Portfolio	9.53	10.85	0.00
PIMCO VIT Total Return Portfolio	10.76	11.81	0.00
ProFund VP Asia 30	7.61	11.31	0.00
ProFund VP Banks	3.78	3.48	0.00
ProFund VP Basic Materials	5.76	9.00	0.00
ProFund VP Bear	12.15	8.44	0.00
ProFund VP Biotechnology	9.41	9.40	0.00
ProFund VP Bull	6.36	7.62	0.00
ProFund VP Consumer Goods	7.91	9.26	0.00
ProFund VP Consumer Services	6.22	7.84	0.00
ProFund VP Dow 30	7.33	8.36	0.00
ProFund VP Emerging Markets	4.84	7.57	0.00
ProFund VP Europe 30	6.11	7.78	0.00
ProFund VP Falling U.S. Dollar	9.06	9.01	0.00
ProFund VP Financials	4.02	4.45	0.00
ProFund VP Health Care	7.91	9.10	0.00
ProFund VP Industrials	6.11	7.30	0.00
ProFund VP International	5.22	6.26	0.00
ProFund VP Internet	5.56	9.50	0.00
ProFund VP Japan	5.03	5.35	0.00
ProFund VP Large-Cap Growth	6.71	8.38	0.00
ProFund VP Large-Cap Value	5.94	6.84	0.00
ProFund VP Mid-Cap	5.92	7.58	0.00
ProFund VP Mid-Cap Growth	6.07	8.09	0.00
ProFund VP Mid-Cap Value	5.92	7.46	0.00
ProFund VP Money Market	9.71	9.36	0.00
ProFund VP NASDAQ-100	6.33	9.27	0.00
ProFund VP Oil & Gas	7.90	8.79	0.00
ProFund VP Pharmaceuticals	8.23	9.27	0.00
ProFund VP Precious Metals	6.71	8.75	0.00
ProFund VP Real Estate	5.17	6.37	0.00
ProFund VP Rising Rates Opportunity	4.98	6.34	0.00
ProFund VP Semiconductor	4.46	7.05	0.00
ProFund VP Short Dow 30	10.39	7.47	0.00
ProFund VP Short Emerging Markets	12.56	6.20	0.00
ProFund VP Short International	13.57	9.12	0.00
ProFund VP Short Mid-Cap	11.96	7.44	0.00
ProFund VP Short NASDAQ-100	11.81	6.75	0.00
ProFund VP Short Small-Cap	11.62	7.57	0.00
ProFund VP Small-Cap	5.82	7.07	0.00
ProFund VP Small-Cap Growth	6.13	7.45	0.00
ProFund VP Small-Cap Value	6.01	6.97	0.00
ProFund VP Technology	6.04	9.39	0.00
ProFund VP Telecommunications	7.70	7.96	0.00
ProFund VP U.S. Government Plus	16.54	10.74	0.00
ProFund VP UltraBull	3.40	4.74	0.00
ProFund VP UltraMid-Cap	2.98	4.77	0.00
ProFund VP UltraNASDAQ-100	3.24	6.85	0.00
ProFund VP UltraShort Dow 30	13.40	6.96	0.00
ProFund VP UltraShort NASDAQ-100	17.18	5.94	0.00
ProFund VP UltraSmall-Cap	2.68	3.62	0.00
ProFund VP Utilities	8.67	9.25	0.00
Rydex VT Dow 2x Strategy Fund	4.41	29.05	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.45	6.11	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.25	6.82	0.00
Rydex VT S&P 500 2x Strategy Fund	3.33	4.70	0.00
Rydex VT U.S. Government Money Market Fund	9.76	9.41	0.00
Van Eck Worldwide Hard Assets Fund	7.07	10.68	0.00
Van Kampen LIT Growth and Income Portfolio	6.92	8.28	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	8.89	11.14	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.16	10.09	0.00
Van Kampen UIF Mid Cap Growth Portfolio	5.91	8.95	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.29	8.42	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.81	7.19	0.00

Table 41 – 3.80% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 4 Year CDSC Rider

Access VP High Yield	9.28	10.45	0.00
Adaptive Allocation Portfolio	7.47	8.69	0.00
AIM V.I. Basic Value Series II	4.73	6.72	0.00
AIM V.I. Global Real Estate Series II	6.07	7.66	0.00
AIM V.I. International Growth Series II	6.85	8.90	0.00
AIM V.I. Mid Cap Core Equity Series II	7.40	9.26	0.00
Alger Small Cap Growth Portfolio	5.89	8.25	0.00
American Century VP Income & Growth Fund	6.56	7.43	0.00
American Century VP International Fund	6.40	8.23	0.00
American Century VP Large Company Value Fund	6.29	7.26	0.00
American Century VP Mid Cap Value Fund	7.42	9.27	0.00
American Century VP Ultra Fund	6.23	8.07	0.00
Chariot Absolute Return Currency	0.00	9.71	875.65
Credit Suisse Trust – International Equity Flex III Portfolio	4.63	5.88	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.62	8.29	0.00
DireXion Dynamic HY Bond Fund	8.22	8.69	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.76	8.68	0.00
Dreyfus VIF Appreciation Portfolio	7.66	9.01	0.00
Dreyfus VIF International Value Portfolio	6.29	7.91	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	4.97	6.11	0.00
PIMCO VIT All Asset Portfolio	9.01	10.53	0.00
PIMCO VIT High Yield Portfolio	7.59	10.24	0.00
PIMCO VIT Low Duration Portfolio	9.98	10.87	0.00
PIMCO VIT Real Return Portfolio	9.52	10.83	0.00
PIMCO VIT Total Return Portfolio	10.75	11.79	0.00
ProFund VP Asia 30	7.60	11.29	0.00
ProFund VP Banks	3.77	3.48	0.00
ProFund VP Basic Materials	5.75	8.99	0.00
ProFund VP Bear	12.13	8.43	0.00
ProFund VP Biotechnology	9.40	9.38	0.00
ProFund VP Bull	6.36	7.61	0.00
ProFund VP Consumer Goods	7.90	9.24	0.00
ProFund VP Consumer Services	6.21	7.82	0.00
ProFund VP Dow 30	7.32	8.35	0.00
ProFund VP Emerging Markets	4.84	7.56	0.00
ProFund VP Europe 30	6.10	7.77	0.00
ProFund VP Falling U.S. Dollar	9.05	9.00	0.00
ProFund VP Financials	4.02	4.45	0.00
ProFund VP Health Care	7.89	9.09	0.00
ProFund VP Industrials	6.10	7.29	0.00
ProFund VP International	5.21	6.26	0.00
ProFund VP Internet	5.55	9.48	0.00
ProFund VP Japan	5.03	5.34	0.00
ProFund VP Large-Cap Growth	6.70	8.37	0.00
ProFund VP Large-Cap Value	5.94	6.83	0.00
ProFund VP Mid-Cap	5.92	7.57	0.00
ProFund VP Mid-Cap Growth	6.06	8.07	0.00
ProFund VP Mid-Cap Value	5.91	7.45	0.00
ProFund VP Money Market	9.70	9.34	430.44
ProFund VP NASDAQ-100	6.32	9.25	344.11
ProFund VP Oil & Gas	7.89	8.78	0.00
ProFund VP Pharmaceuticals	8.22	9.25	0.00
ProFund VP Precious Metals	6.70	8.73	0.00
ProFund VP Real Estate	5.16	6.35	0.00
ProFund VP Rising Rates Opportunity	4.98	6.33	0.00
ProFund VP Semiconductor	4.46	7.04	227.80
ProFund VP Short Dow 30	10.37	7.45	0.00
ProFund VP Short Emerging Markets	12.55	6.20	0.00
ProFund VP Short International	13.57	9.11	0.00
ProFund VP Short Mid-Cap	11.95	7.43	0.00
ProFund VP Short NASDAQ-100	11.79	6.74	0.00
ProFund VP Short Small-Cap	11.60	7.55	0.00
ProFund VP Small-Cap	5.81	7.06	0.00
ProFund VP Small-Cap Growth	6.12	7.44	0.00
ProFund VP Small-Cap Value	6.00	6.96	0.00
ProFund VP Technology	6.03	9.37	0.00
ProFund VP Telecommunications	7.69	7.95	201.00
ProFund VP U.S. Government Plus	16.52	10.72	0.00
ProFund VP UltraBull	3.40	4.73	297.01
ProFund VP UltraMid-Cap	2.98	4.76	0.00
ProFund VP UltraNASDAQ-100	3.24	6.84	141.32
ProFund VP UltraShort Dow 30	13.39	6.95	0.00
ProFund VP UltraShort NASDAQ-100	17.17	5.93	0.00
ProFund VP UltraSmall-Cap	2.67	3.61	0.00
ProFund VP Utilities	8.66	9.23	0.00
Rydex VT Dow 2x Strategy Fund	4.40	29.00	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.44	6.09	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.25	6.81	0.00
Rydex VT S&P 500 2x Strategy Fund	3.33	4.69	0.00
Rydex VT U.S. Government Money Market Fund	9.75	9.39	0.00
Van Eck Worldwide Hard Assets Fund	7.06	10.66	0.00
Van Kampen LIT Growth and Income Portfolio	6.91	8.26	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	8.88	11.12	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.15	10.07	0.00
Van Kampen UIF Mid Cap Growth Portfolio	5.90	8.94	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.28	8.41	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.80	7.17	0.00

Table 42 – 3.85% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider

Access VP High Yield	9.27	10.43	0.00
Adaptive Allocation Portfolio	7.47	8.68	0.00
AIM V.I. Basic Value Series II	4.72	6.71	0.00
AIM V.I. Global Real Estate Series II	6.06	7.65	0.00
AIM V.I. International Growth Series II	6.84	8.88	0.00
AIM V.I. Mid Cap Core Equity Series II	7.39	9.24	0.00
Alger Small Cap Growth Portfolio	5.88	8.24	0.00
American Century VP Income & Growth Fund	6.55	7.42	0.00
American Century VP International Fund	6.39	8.21	0.00
American Century VP Large Company Value Fund	6.28	7.25	0.00
American Century VP Mid Cap Value Fund	7.41	9.25	0.00
American Century VP Ultra Fund	6.22	8.06	0.00
Chariot Absolute Return Currency	0.00	9.70	0.00
Credit Suisse Trust – International Equity Flex III Portfolio	4.62	5.86	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.61	8.27	0.00
DireXion Dynamic HY Bond Fund	8.21	8.67	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.75	8.67	0.00
Dreyfus VIF Appreciation Portfolio	7.65	8.99	0.00
Dreyfus VIF International Value Portfolio	6.28	7.89	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	4.97	6.10	0.00
PIMCO VIT All Asset Portfolio	9.00	10.52	0.00
PIMCO VIT High Yield Portfolio	7.58	10.22	0.00
PIMCO VIT Low Duration Portfolio	9.96	10.85	0.00
PIMCO VIT Real Return Portfolio	9.50	10.81	0.00
PIMCO VIT Total Return Portfolio	10.73	11.77	0.00
ProFund VP Asia 30	7.59	11.26	0.00
ProFund VP Banks	3.77	3.47	0.00
ProFund VP Basic Materials	5.74	8.97	0.00
ProFund VP Bear	12.12	8.41	284.31
ProFund VP Biotechnology	9.38	9.37	0.00
ProFund VP Bull	6.35	7.59	0.00
ProFund VP Consumer Goods	7.89	9.23	0.00
ProFund VP Consumer Services	6.20	7.81	0.00
ProFund VP Dow 30	7.31	8.33	0.00
ProFund VP Emerging Markets	4.83	7.55	0.00
ProFund VP Europe 30	6.09	7.75	0.00
ProFund VP Falling U.S. Dollar	9.05	9.00	0.00
ProFund VP Financials	4.01	4.44	0.00
ProFund VP Health Care	7.88	9.07	0.00
ProFund VP Industrials	6.09	7.27	0.00
ProFund VP International	5.21	6.25	0.00
ProFund VP Internet	5.55	9.46	0.00
ProFund VP Japan	5.02	5.33	0.00
ProFund VP Large-Cap Growth	6.69	8.35	0.00
ProFund VP Large-Cap Value	5.93	6.81	0.00
ProFund VP Mid-Cap	5.91	7.56	0.00
ProFund VP Mid-Cap Growth	6.05	8.06	0.00
ProFund VP Mid-Cap Value	5.90	7.44	0.00
ProFund VP Money Market	9.69	9.32	2,931.73
ProFund VP NASDAQ-100	6.31	9.23	0.00
ProFund VP Oil & Gas	7.88	8.76	0.00
ProFund VP Pharmaceuticals	8.21	9.23	0.00
ProFund VP Precious Metals	6.69	8.72	0.00
ProFund VP Real Estate	5.15	6.34	0.00
ProFund VP Rising Rates Opportunity	4.97	6.32	0.00
ProFund VP Semiconductor	4.45	7.02	0.00
ProFund VP Short Dow 30	10.36	7.44	0.00
ProFund VP Short Emerging Markets	12.55	6.19	0.00
ProFund VP Short International	13.56	9.10	0.00
ProFund VP Short Mid-Cap	11.93	7.42	253.28
ProFund VP Short NASDAQ-100	11.78	6.72	342.96
ProFund VP Short Small-Cap	11.59	7.54	369.06
ProFund VP Small-Cap	5.81	7.04	0.00
ProFund VP Small-Cap Growth	6.11	7.42	0.00
ProFund VP Small-Cap Value	5.99	6.94	0.00
ProFund VP Technology	6.02	9.35	0.00
ProFund VP Telecommunications	7.68	7.93	0.00
ProFund VP U.S. Government Plus	16.50	10.70	0.00
ProFund VP UltraBull	3.39	4.72	0.00
ProFund VP UltraMid-Cap	2.98	4.75	0.00
ProFund VP UltraNASDAQ-100	3.23	6.83	0.00
ProFund VP UltraShort Dow 30	13.38	6.94	0.00
ProFund VP UltraShort NASDAQ-100	17.16	5.93	0.00
ProFund VP UltraSmall-Cap	2.67	3.60	0.00
ProFund VP Utilities	8.65	9.21	0.00
Rydex VT Dow 2x Strategy Fund	4.39	28.95	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.42	6.08	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.24	6.79	0.00
Rydex VT S&P 500 2x Strategy Fund	3.32	4.68	0.00
Rydex VT U.S. Government Money Market Fund	9.74	9.37	0.00
Van Eck Worldwide Hard Assets Fund	7.05	10.64	0.00
Van Kampen LIT Growth and Income Portfolio	6.91	8.25	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	8.87	11.10	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.14	10.05	0.00
Van Kampen UIF Mid Cap Growth Portfolio	5.89	8.92	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.27	8.39	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.79	7.16	0.00

Table 1 – 1.75% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Base Contract - No Riders
Adaptive Allocation Portfolio	9.59	7.73	0.00
AIM V.I. Basic Value Series II	10.57	4.99	0.00
AIM V.I. Global Real Estate Series II	11.80	6.41	0.00
AIM V.I. International Growth Series II	12.39	7.24	0.00
AIM V.I. Mid Cap Core Equity Series II	11.16	7.82	0.00
Alger American SmallCap Growth Portfolio	16.23	8.51	0.00
American Century VP Income & Growth Fund	11.89	7.63	0.00
American Century VP International Fund	16.34	8.85	0.00
American Century VP Large Company Value Fund	11.84	7.28	0.00
American Century VP Mid Cap Value Fund	12.17	9.02	0.00
American Century VP Ultra Fund	11.27	6.46	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.35	4.89	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.15	6.99	0.00
DireXion Dynamic HY Bond Fund	9.81	8.68	5446.42
DireXion Evolution Managed Bond Fund	10.08	10.22	0.00
DireXion Evolution Managed Equity Fund	9.95	7.20	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	11.11	7.14	0.00
Dreyfus VIF Appreciation Portfolio	11.71	8.09	0.00
Dreyfus VIF International Value Portfolio	10.81	6.64	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.60	6.22	0.00
PIMCO VIT All Asset Portfolio	11.52	9.52	0.00
PIMCO VIT High Yield Portfolio	10.68	8.02	6020.82
PIMCO VIT Low Duration Portfolio	10.78	10.54	1407.26
PIMCO VIT Real Return Portfolio	11.01	10.05	1449.89
PIMCO VIT Total Return Portfolio	11.04	11.35	1301.06
ProFund Access VP High Yield	10.46	9.80	0.00
ProFund VP Asia 30	16.62	8.03	0.00
ProFund VP Banks	7.64	3.98	0.00
ProFund VP Basic Materials	12.73	6.07	386.32
ProFund VP Bear	9.32	12.82	1371.25
ProFund VP Biotechnology	9.92	9.93	0.00
ProFund VP Bull	10.96	6.71	0.00
ProFund VP Consumer Goods	11.59	8.34	0.00
ProFund VP Consumer Services	9.73	6.56	0.00
ProFund VP Dow 30	12.53	7.74	0.00
ProFund VP Emerging Markets	10.08	4.94	0.00
ProFund VP Europe 30	11.71	6.44	0.00
ProFund VP Falling U.S. Dollar	9.93	9.26	0.00
ProFund VP Financials	8.73	4.24	0.00
ProFund VP Health Care	11.21	8.34	343.75
ProFund VP Industrials	11.02	6.44	0.00
ProFund VP International	9.76	5.33	0.00
ProFund VP Internet	10.82	5.87	0.00
ProFund VP Japan	9.14	5.31	0.00
ProFund VP Large-Cap Growth	11.17	7.08	0.00
ProFund VP Large-Cap Value	10.72	6.27	0.00
ProFund VP Mid-Cap	9.99	6.05	0.00
ProFund VP Mid-Cap Growth	10.65	6.40	0.00
ProFund VP Mid-Cap Value	9.98	6.25	0.00
ProFund VP Money Market	10.34	10.25	142670.65
ProFund VP NASDAQ-100	11.81	6.68	0.00
ProFund VP Oil & Gas	13.46	8.34	329.52
ProFund VP Pharmaceuticals	10.98	8.68	0.00
ProFund VP Precious Metals	10.41	7.08	0.00
ProFund VP Real Estate	9.45	5.45	0.00
ProFund VP Rising Rates Opportunity	8.62	5.26	0.00
ProFund VP Semiconductor	9.55	4.71	0.00
ProFund VP Short Dow 30	8.89	10.96	0.00
ProFund VP Short Emerging Markets	9.88	12.83	0.00
ProFund VP Short International	10.21	13.87	0.00
ProFund VP Short Mid-Cap	9.74	12.62	824.07
ProFund VP Short NASDAQ-100	8.56	12.46	1066.82
ProFund VP Short Small-Cap	10.05	12.25	1266.86
ProFund VP Small-Cap	9.68	6.14	0.00
ProFund VP Small-Cap Growth	9.98	6.47	0.00
ProFund VP Small-Cap Value	9.31	6.34	0.00
ProFund VP Technology	11.65	6.37	0.00
ProFund VP Telecommunications	12.61	8.13	370.58
ProFund VP U.S. Government Plus	11.86	17.45	0.00
ProFund VP UltraBull	11.20	3.59	0.00
ProFund VP UltraMid-Cap	9.85	3.15	1371.82
ProFund VP UltraNASDAQ-100	12.78	3.42	0.00
ProFund VP UltraShort Dow 30	10.00	13.69	131.26
ProFund VP UltraShort NASDAQ-100	9.81	17.55	0.00
ProFund VP UltraSmall-Cap	8.51	2.83	0.00
ProFund VP Utilities	13.43	9.15	0.00
Rydex VT Dow 2x Strategy Fund	12.36	4.65	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.64	12.08	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.74	3.43	0.00
Rydex VT S&P 500 2x Strategy Fund	11.18	3.52	0.00
Rydex VT U.S. Government Money Market Fund	10.43	10.37	0.00
Van Eck Worldwide Hard Assets Fund	14.14	7.46	0.00
Van Kampen LIT Growth and Income Portfolio	10.97	7.30	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.23	9.38	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.28	6.50	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.93	6.23	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.52	6.63	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.06	6.13	0.00

Table 2 – 1.85% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Base Contract with GMDB with 3% Roll-Up
Adaptive Allocation Portfolio	9.58	7.71	0.00
AIM V.I. Basic Value Series II	10.55	4.98	0.00
AIM V.I. Global Real Estate Series II	11.78	6.39	0.00
AIM V.I. International Growth Series II	12.37	7.22	0.00
AIM V.I. Mid Cap Core Equity Series II	11.14	7.80	0.00
Alger American SmallCap Growth Portfolio	14.47	7.59	0.00
American Century VP Income & Growth Fund	11.36	7.28	0.00
American Century VP International Fund	15.21	8.23	0.00
American Century VP Large Company Value Fund	11.65	7.16	0.00
American Century VP Mid Cap Value Fund	11.53	8.54	0.00
American Century VP Ultra Fund	11.53	6.61	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.33	4.88	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.13	6.97	0.00
DireXion Dynamic HY Bond Fund	9.80	8.66	2090.05
DireXion Evolution Managed Bond Fund	10.07	10.19	0.00
DireXion Evolution Managed Equity Fund	9.93	7.18	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	11.09	7.12	0.00
Dreyfus VIF Appreciation Portfolio	11.69	8.07	0.00
Dreyfus VIF International Value Portfolio	10.79	6.62	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.12	5.90	0.00
PIMCO VIT All Asset Portfolio	11.50	9.49	0.00
PIMCO VIT High Yield Portfolio	10.66	7.99	2503.34
PIMCO VIT Low Duration Portfolio	10.76	10.51	0.00
PIMCO VIT Real Return Portfolio	11.00	10.02	0.00
PIMCO VIT Total Return Portfolio	11.02	11.32	0.00
ProFund Access VP High Yield	10.44	9.78	0.00
ProFund VP Asia 30	16.59	8.01	0.00
ProFund VP Banks	7.63	3.97	0.00
ProFund VP Basic Materials	12.70	6.06	1831.01
ProFund VP Bear	9.31	12.78	1698.72
ProFund VP Biotechnology	9.90	9.90	0.00
ProFund VP Bull	10.94	6.70	0.00
ProFund VP Consumer Goods	11.57	8.32	0.00
ProFund VP Consumer Services	9.72	6.54	0.00
ProFund VP Dow 30	12.51	7.71	0.00
ProFund VP Emerging Markets	10.08	4.94	0.00
ProFund VP Europe 30	11.69	6.42	0.00
ProFund VP Falling U.S. Dollar	9.93	9.25	0.00
ProFund VP Financials	8.72	4.23	0.00
ProFund VP Health Care	11.19	8.32	1308.90
ProFund VP Industrials	11.00	6.42	0.00
ProFund VP International	9.76	5.32	0.00
ProFund VP Internet	10.81	5.85	0.00
ProFund VP Japan	9.12	5.30	0.00
ProFund VP Large-Cap Growth	11.15	7.06	0.00
ProFund VP Large-Cap Value	10.70	6.25	0.00
ProFund VP Mid-Cap	9.99	6.04	0.00
ProFund VP Mid-Cap Growth	10.63	6.39	0.00
ProFund VP Mid-Cap Value	9.96	6.23	0.00
ProFund VP Money Market	10.32	10.22	3242.85
ProFund VP NASDAQ-100	11.79	6.66	0.00
ProFund VP Oil & Gas	13.44	8.32	1495.36
ProFund VP Pharmaceuticals	10.96	8.66	0.00
ProFund VP Precious Metals	10.39	7.06	0.00
ProFund VP Real Estate	9.43	5.44	0.00
ProFund VP Rising Rates Opportunity	8.61	5.24	0.00
ProFund VP Semiconductor	9.53	4.70	0.00
ProFund VP Short Dow 30	8.87	10.93	0.00
ProFund VP Short Emerging Markets	9.88	12.82	0.00
ProFund VP Short International	10.21	13.86	0.00
ProFund VP Short Mid-Cap	9.73	12.59	0.00
ProFund VP Short NASDAQ-100	8.54	12.42	0.00
ProFund VP Short Small-Cap	10.03	12.22	0.00
ProFund VP Small-Cap	9.66	6.13	0.00
ProFund VP Small-Cap Growth	9.96	6.45	0.00
ProFund VP Small-Cap Value	9.29	6.32	0.00
ProFund VP Technology	11.63	6.35	0.00
ProFund VP Telecommunications	12.59	8.11	1527.22
ProFund VP U.S. Government Plus	11.84	17.40	0.00
ProFund VP UltraBull	11.18	3.58	0.00
ProFund VP UltraMid-Cap	9.84	3.14	0.00
ProFund VP UltraNASDAQ-100	12.75	3.41	0.00
ProFund VP UltraShort Dow 30	9.99	13.67	821.84
ProFund VP UltraShort NASDAQ-100	9.81	17.53	0.00
ProFund VP UltraSmall-Cap	8.49	2.82	0.00
ProFund VP Utilities	13.41	9.12	0.00
Rydex VT Dow 2x Strategy Fund	12.34	4.64	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.63	12.05	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.72	3.42	0.00
Rydex VT S&P 500 2x Strategy Fund	11.16	3.51	0.00
Rydex VT U.S. Government Money Market Fund	10.42	10.35	0.00
Van Eck Worldwide Hard Assets Fund	14.12	7.44	0.00
Van Kampen LIT Growth and Income Portfolio	10.95	7.28	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.21	9.35	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.26	6.48	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.91	6.22	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.50	6.61	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.05	6.11	0.00

Table 3 – 1.90% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Base Contract with 1.45% M&E Base Contract with 1.20% M&E and GMDB Rider with Annual Step-Up
Adaptive Allocation Portfolio	9.58	7.71	0.00
AIM V.I. Basic Value Series II	10.54	4.97	0.00
AIM V.I. Global Real Estate Series II	11.77	6.39	83.38
AIM V.I. International Growth Series II	12.36	7.21	93.93
AIM V.I. Mid Cap Core Equity Series II	11.13	7.79	1826.22
Alger American SmallCap Growth Portfolio	18.53	9.71	0.00
American Century VP Income & Growth Fund	12.83	8.22	0.00
American Century VP International Fund	18.03	9.75	0.00
American Century VP Large Company Value Fund	11.79	7.24	0.00
American Century VP Mid Cap Value Fund	12.11	8.97	0.00
American Century VP Ultra Fund	11.22	6.43	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.32	4.87	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.12	6.96	0.00
DireXion Dynamic HY Bond Fund	9.79	8.65	0.00
DireXion Evolution Managed Bond Fund	10.06	10.18	0.00
DireXion Evolution Managed Equity Fund	9.92	7.17	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	11.08	7.11	0.00
Dreyfus VIF Appreciation Portfolio	11.68	8.06	775.79
Dreyfus VIF International Value Portfolio	10.78	6.61	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.56	6.18	721.64
PIMCO VIT All Asset Portfolio	11.49	9.48	0.00
PIMCO VIT High Yield Portfolio	10.65	7.98	0.00
PIMCO VIT Low Duration Portfolio	10.75	10.50	1796.29
PIMCO VIT Real Return Portfolio	10.99	10.01	1853.50
PIMCO VIT Total Return Portfolio	11.01	11.31	1661.65
ProFund Access VP High Yield	10.44	9.76	0.00
ProFund VP Asia 30	16.58	8.00	0.00
ProFund VP Banks	7.62	3.97	0.00
ProFund VP Basic Materials	12.69	6.05	49.21
ProFund VP Bear	9.30	12.76	2904.94
ProFund VP Biotechnology	9.89	9.89	0.00
ProFund VP Bull	10.93	6.69	0.00
ProFund VP Consumer Goods	11.56	8.31	0.00
ProFund VP Consumer Services	9.71	6.54	0.00
ProFund VP Dow 30	12.50	7.70	0.00
ProFund VP Emerging Markets	10.08	4.94	0.00
ProFund VP Europe 30	11.68	6.42	51.10
ProFund VP Falling U.S. Dollar	9.93	9.24	0.00
ProFund VP Financials	8.71	4.23	0.00
ProFund VP Health Care	11.18	8.31	0.00
ProFund VP Industrials	10.99	6.42	0.00
ProFund VP International	9.76	5.32	0.00
ProFund VP Internet	10.80	5.84	0.00
ProFund VP Japan	9.11	5.29	0.00
ProFund VP Large-Cap Growth	11.14	7.05	0.00
ProFund VP Large-Cap Value	10.69	6.25	0.00
ProFund VP Mid-Cap	9.99	6.04	0.00
ProFund VP Mid-Cap Growth	10.62	6.38	0.00
ProFund VP Mid-Cap Value	9.95	6.22	0.00
ProFund VP Money Market	10.31	10.20	72409.06
ProFund VP NASDAQ-100	11.78	6.65	0.00
ProFund VP Oil & Gas	13.43	8.31	399.43
ProFund VP Pharmaceuticals	10.95	8.65	221.33
ProFund VP Precious Metals	10.38	7.05	68.43
ProFund VP Real Estate	9.42	5.43	214.08
ProFund VP Rising Rates Opportunity	8.60	5.23	0.00
ProFund VP Semiconductor	9.52	4.69	0.00
ProFund VP Short Dow 30	8.86	10.91	0.00
ProFund VP Short Emerging Markets	9.88	12.81	0.00
ProFund VP Short International	10.21	13.85	0.00
ProFund VP Short Mid-Cap	9.72	12.57	2331.59
ProFund VP Short NASDAQ-100	8.53	12.41	3046.81
ProFund VP Short Small-Cap	10.03	12.20	3596.24
ProFund VP Small-Cap	9.65	6.12	0.00
ProFund VP Small-Cap Growth	9.95	6.44	0.00
ProFund VP Small-Cap Value	9.29	6.32	0.00
ProFund VP Technology	11.62	6.34	0.00
ProFund VP Telecommunications	12.58	8.09	0.00
ProFund VP U.S. Government Plus	11.83	17.38	0.00
ProFund VP UltraBull	11.17	3.57	0.00
ProFund VP UltraMid-Cap	9.83	3.14	0.00
ProFund VP UltraNASDAQ-100	12.74	3.41	0.00
ProFund VP UltraShort Dow 30	9.99	13.67	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.52	0.00
ProFund VP UltraSmall-Cap	8.48	2.81	0.00
ProFund VP Utilities	13.40	9.11	216.49
Rydex VT Dow 2x Strategy Fund	12.33	4.63	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.63	12.03	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.71	3.42	0.00
Rydex VT S&P 500 2x Strategy Fund	11.15	3.50	0.00
Rydex VT U.S. Government Money Market Fund	9.93	9.86	0.00
Van Eck Worldwide Hard Assets Fund	14.10	7.43	0.00
Van Kampen LIT Growth and Income Portfolio	10.94	7.28	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.20	9.34	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.25	6.47	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.90	6.21	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.49	6.60	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.04	6.10	0.00

Table 4 – 1.95% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Base Contract with 1.30% M&E and GMDB Rider with 3% Roll-Up Base Contract with 1.20% M&E and Estate Planning Rider Base Contract with 1.20% M&E and GMDB Rider with Annual Step-Up and 3% Roll-Up
Adaptive Allocation Portfolio	9.58	7.70	0.00
AIM V.I. Basic Value Series II	10.53	4.97	0.00
AIM V.I. Global Real Estate Series II	11.76	6.38	0.00
AIM V.I. International Growth Series II	12.35	7.20	0.00
AIM V.I. Mid Cap Core Equity Series II	11.12	7.78	0.00
Alger American SmallCap Growth Portfolio	24.36	12.75	0.00
American Century VP Income & Growth Fund	15.83	10.13	0.00
American Century VP International Fund	21.31	11.51	0.00
American Century VP Large Company Value Fund	11.77	7.22	0.00
American Century VP Mid Cap Value Fund	12.09	8.95	0.00
American Century VP Ultra Fund	11.21	6.41	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.32	4.86	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.11	6.95	0.00
DireXion Dynamic HY Bond Fund	9.78	8.63	0.00
DireXion Evolution Managed Bond Fund	10.05	10.17	0.00
DireXion Evolution Managed Equity Fund	9.91	7.16	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	11.07	7.10	0.00
Dreyfus VIF Appreciation Portfolio	11.67	8.04	0.00
Dreyfus VIF International Value Portfolio	10.77	6.61	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.54	6.17	0.00
PIMCO VIT All Asset Portfolio	11.48	9.47	0.00
PIMCO VIT High Yield Portfolio	10.64	7.97	0.00
PIMCO VIT Low Duration Portfolio	10.74	10.48	0.00
PIMCO VIT Real Return Portfolio	10.98	10.00	0.00
PIMCO VIT Total Return Portfolio	11.00	11.29	0.00
ProFund Access VP High Yield	10.43	9.75	0.00
ProFund VP Asia 30	16.56	7.99	0.00
ProFund VP Banks	7.61	3.96	0.00
ProFund VP Basic Materials	12.68	6.04	0.00
ProFund VP Bear	9.29	12.75	0.00
ProFund VP Biotechnology	9.89	9.87	0.00
ProFund VP Bull	10.92	6.68	0.00
ProFund VP Consumer Goods	11.55	8.30	0.00
ProFund VP Consumer Services	9.70	6.53	0.00
ProFund VP Dow 30	12.48	7.69	0.00
ProFund VP Emerging Markets	10.08	4.93	0.00
ProFund VP Europe 30	11.67	6.41	0.00
ProFund VP Falling U.S. Dollar	9.93	9.24	0.00
ProFund VP Financials	8.70	4.22	0.00
ProFund VP Health Care	11.17	8.30	0.00
ProFund VP Industrials	10.98	6.41	0.00
ProFund VP International	9.76	5.32	0.00
ProFund VP Internet	10.79	5.84	0.00
ProFund VP Japan	9.11	5.28	0.00
ProFund VP Large-Cap Growth	11.13	7.04	0.00
ProFund VP Large-Cap Value	10.68	6.24	0.00
ProFund VP Mid-Cap	9.99	6.04	0.00
ProFund VP Mid-Cap Growth	10.61	6.37	0.00
ProFund VP Mid-Cap Value	9.94	6.21	0.00
ProFund VP Money Market	10.31	10.19	0.00
ProFund VP NASDAQ-100	11.77	6.64	0.00
ProFund VP Oil & Gas	13.41	8.29	0.00
ProFund VP Pharmaceuticals	10.94	8.64	0.00
ProFund VP Precious Metals	10.37	7.04	0.00
ProFund VP Real Estate	9.41	5.42	0.00
ProFund VP Rising Rates Opportunity	8.59	5.23	0.00
ProFund VP Semiconductor	9.51	4.68	0.00
ProFund VP Short Dow 30	8.86	10.90	0.00
ProFund VP Short Emerging Markets	9.88	12.81	0.00
ProFund VP Short International	10.21	13.84	0.00
ProFund VP Short Mid-Cap	9.71	12.55	0.00
ProFund VP Short NASDAQ-100	8.53	12.39	0.00
ProFund VP Short Small-Cap	10.02	12.19	0.00
ProFund VP Small-Cap	9.64	6.11	0.00
ProFund VP Small-Cap Growth	9.94	6.43	0.00
ProFund VP Small-Cap Value	9.28	6.31	0.00
ProFund VP Technology	11.61	6.34	0.00
ProFund VP Telecommunications	12.57	8.08	0.00
ProFund VP U.S. Government Plus	11.82	17.36	0.00
ProFund VP UltraBull	11.16	3.57	0.00
ProFund VP UltraMid-Cap	9.82	3.13	0.00
ProFund VP UltraNASDAQ-100	12.73	3.40	0.00
ProFund VP UltraShort Dow 30	9.99	13.66	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.51	0.00
ProFund VP UltraSmall-Cap	8.48	2.81	0.00
ProFund VP Utilities	13.39	9.10	0.00
Rydex VT Dow 2x Strategy Fund	12.32	4.62	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.62	12.02	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.70	3.41	0.00
Rydex VT S&P 500 2x Strategy Fund	11.14	3.50	0.00
Rydex VT U.S. Government Money Market Fund	9.98	9.89	0.00
Van Eck Worldwide Hard Assets Fund	14.09	7.42	0.00
Van Kampen LIT Growth and Income Portfolio	10.93	7.27	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.19	9.33	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.23	6.46	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.89	6.20	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.48	6.60	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.03	6.09	0.00

Table 5 – 2.00% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Base Contract with 1.30% M&E and GMDB Rider with Annual Step-Up
Adaptive Allocation Portfolio	9.57	7.69	0.00
AIM V.I. Basic Value Series II	10.52	4.96	0.00
AIM V.I. Global Real Estate Series II	11.75	6.37	0.00
AIM V.I. International Growth Series II	12.34	7.19	0.00
AIM V.I. Mid Cap Core Equity Series II	11.11	7.77	0.00
Alger American SmallCap Growth Portfolio	15.65	8.19	0.00
American Century VP Income & Growth Fund	11.36	7.27	0.00
American Century VP International Fund	15.45	8.34	0.00
American Century VP Large Company Value Fund	11.66	7.15	0.00
American Century VP Mid Cap Value Fund	12.08	8.94	0.00
American Century VP Ultra Fund	11.49	6.57	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.31	4.86	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.10	6.94	0.00
DireXion Dynamic HY Bond Fund	9.77	8.62	0.00
DireXion Evolution Managed Bond Fund	10.04	10.15	0.00
DireXion Evolution Managed Equity Fund	9.91	7.15	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	11.06	7.09	0.00
Dreyfus VIF Appreciation Portfolio	11.66	8.03	0.00
Dreyfus VIF International Value Portfolio	10.76	6.60	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.46	6.12	0.00
PIMCO VIT All Asset Portfolio	11.47	9.46	0.00
PIMCO VIT High Yield Portfolio	10.63	7.96	0.00
PIMCO VIT Low Duration Portfolio	10.73	10.47	345.55
PIMCO VIT Real Return Portfolio	10.97	9.98	355.15
PIMCO VIT Total Return Portfolio	10.99	11.28	319.54
ProFund Access VP High Yield	10.42	9.74	0.00
ProFund VP Asia 30	16.55	7.98	0.00
ProFund VP Banks	7.61	3.96	0.00
ProFund VP Basic Materials	12.67	6.03	0.00
ProFund VP Bear	9.28	12.73	0.00
ProFund VP Biotechnology	9.88	9.86	0.00
ProFund VP Bull	10.92	6.67	0.00
ProFund VP Consumer Goods	11.54	8.29	0.00
ProFund VP Consumer Services	9.69	6.52	0.00
ProFund VP Dow 30	12.47	7.68	0.00
ProFund VP Emerging Markets	10.08	4.93	0.00
ProFund VP Europe 30	11.66	6.40	0.00
ProFund VP Falling U.S. Dollar	9.93	9.23	0.00
ProFund VP Financials	8.69	4.21	0.00
ProFund VP Health Care	11.16	8.28	0.00
ProFund VP Industrials	10.97	6.40	0.00
ProFund VP International	9.76	5.32	0.00
ProFund VP Internet	10.78	5.83	0.00
ProFund VP Japan	9.10	5.28	0.00
ProFund VP Large-Cap Growth	11.13	7.03	0.00
ProFund VP Large-Cap Value	10.67	6.23	0.00
ProFund VP Mid-Cap	9.99	6.03	0.00
ProFund VP Mid-Cap Growth	10.60	6.36	0.00
ProFund VP Mid-Cap Value	9.94	6.20	0.00
ProFund VP Money Market	10.30	10.18	9545.94
ProFund VP NASDAQ-100	11.76	6.63	0.00
ProFund VP Oil & Gas	13.40	8.28	0.00
ProFund VP Pharmaceuticals	10.93	8.62	0.00
ProFund VP Precious Metals	10.37	7.03	0.00
ProFund VP Real Estate	9.41	5.42	0.00
ProFund VP Rising Rates Opportunity	8.59	5.22	0.00
ProFund VP Semiconductor	9.51	4.68	0.00
ProFund VP Short Dow 30	8.85	10.89	0.00
ProFund VP Short Emerging Markets	9.88	12.80	0.00
ProFund VP Short International	10.21	13.83	0.00
ProFund VP Short Mid-Cap	9.70	12.54	0.00
ProFund VP Short NASDAQ-100	8.52	12.37	0.00
ProFund VP Short Small-Cap	10.01	12.17	0.00
ProFund VP Small-Cap	9.64	6.10	0.00
ProFund VP Small-Cap Growth	9.94	6.42	0.00
ProFund VP Small-Cap Value	9.27	6.30	0.00
ProFund VP Technology	11.60	6.33	0.00
ProFund VP Telecommunications	12.56	8.07	0.00
ProFund VP U.S. Government Plus	11.81	17.33	0.00
ProFund VP UltraBull	11.15	3.56	0.00
ProFund VP UltraMid-Cap	9.81	3.13	0.00
ProFund VP UltraNASDAQ-100	12.72	3.40	0.00
ProFund VP UltraShort Dow 30	9.99	13.65	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.50	0.00
ProFund VP UltraSmall-Cap	8.47	2.81	0.00
ProFund VP Utilities	13.38	9.09	0.00
Rydex VT Dow 2x Strategy Fund	12.31	4.62	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.61	12.00	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.68	3.41	0.00
Rydex VT S&P 500 2x Strategy Fund	11.13	3.49	0.00
Rydex VT U.S. Government Money Market Fund	10.38	10.29	0.00
Van Eck Worldwide Hard Assets Fund	14.08	7.41	0.00
Van Kampen LIT Growth and Income Portfolio	10.92	7.26	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.18	9.32	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.22	6.45	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.88	6.19	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.47	6.59	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.02	6.08	0.00

Table 6 – 2.05% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Base Contract with 1.30% M&E and GMDB Rider with Annual Step-Up and 3% Roll-Up Base Contract with 1.30% M&E and Estate Planning Rider
Adaptive Allocation Portfolio	9.57	7.69	0.00
AIM V.I. Basic Value Series II	10.51	4.95	0.00
AIM V.I. Global Real Estate Series II	11.74	6.36	0.00
AIM V.I. International Growth Series II	12.33	7.18	0.00
AIM V.I. Mid Cap Core Equity Series II	11.10	7.76	0.00
Alger American SmallCap Growth Portfolio	18.37	9.61	0.00
American Century VP Income & Growth Fund	12.72	8.13	0.00
American Century VP International Fund	17.88	9.65	0.00
American Century VP Large Company Value Fund	11.73	7.19	0.00
American Century VP Mid Cap Value Fund	12.06	8.92	0.00
American Century VP Ultra Fund	11.17	6.39	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.30	4.85	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.09	6.93	0.00
DireXion Dynamic HY Bond Fund	9.76	8.61	0.00
DireXion Evolution Managed Bond Fund	10.03	10.14	0.00
DireXion Evolution Managed Equity Fund	9.90	7.14	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	11.05	7.08	0.00
Dreyfus VIF Appreciation Portfolio	11.65	8.02	0.00
Dreyfus VIF International Value Portfolio	10.76	6.59	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.51	6.15	0.00
PIMCO VIT All Asset Portfolio	11.46	9.44	0.00
PIMCO VIT High Yield Portfolio	10.62	7.95	0.00
PIMCO VIT Low Duration Portfolio	10.73	10.45	382.23
PIMCO VIT Real Return Portfolio	10.96	9.97	392.84
PIMCO VIT Total Return Portfolio	10.98	11.26	353.44
ProFund Access VP High Yield	10.41	9.72	0.00
ProFund VP Asia 30	16.54	7.97	0.00
ProFund VP Banks	7.60	3.95	0.00
ProFund VP Basic Materials	12.66	6.03	0.00
ProFund VP Bear	9.28	12.71	0.00
ProFund VP Biotechnology	9.87	9.85	0.00
ProFund VP Bull	10.91	6.66	0.00
ProFund VP Consumer Goods	11.53	8.28	0.00
ProFund VP Consumer Services	9.68	6.51	0.00
ProFund VP Dow 30	12.46	7.67	0.00
ProFund VP Emerging Markets	10.08	4.93	0.00
ProFund VP Europe 30	11.65	6.39	0.00
ProFund VP Falling U.S. Dollar	9.93	9.23	0.00
ProFund VP Financials	8.69	4.21	0.00
ProFund VP Health Care	11.15	8.27	0.00
ProFund VP Industrials	10.96	6.39	0.00
ProFund VP International	9.76	5.31	0.00
ProFund VP Internet	10.77	5.82	0.00
ProFund VP Japan	9.09	5.27	0.00
ProFund VP Large-Cap Growth	11.12	7.02	0.00
ProFund VP Large-Cap Value	10.67	6.22	0.00
ProFund VP Mid-Cap	9.99	6.03	0.00
ProFund VP Mid-Cap Growth	10.60	6.35	0.00
ProFund VP Mid-Cap Value	9.93	6.20	0.00
ProFund VP Money Market	10.29	10.16	11183.32
ProFund VP NASDAQ-100	11.75	6.62	0.00
ProFund VP Oil & Gas	13.39	8.27	0.00
ProFund VP Pharmaceuticals	10.92	8.61	0.00
ProFund VP Precious Metals	10.36	7.03	0.00
ProFund VP Real Estate	9.40	5.41	0.00
ProFund VP Rising Rates Opportunity	8.58	5.21	4090.51
ProFund VP Semiconductor	9.50	4.67	0.00
ProFund VP Short Dow 30	8.84	10.87	0.00
ProFund VP Short Emerging Markets	9.88	12.79	0.00
ProFund VP Short International	10.21	13.83	0.00
ProFund VP Short Mid-Cap	9.69	12.52	0.00
ProFund VP Short NASDAQ-100	8.51	12.36	0.00
ProFund VP Short Small-Cap	10.00	12.16	0.00
ProFund VP Small-Cap	9.63	6.09	0.00
ProFund VP Small-Cap Growth	9.93	6.42	0.00
ProFund VP Small-Cap Value	9.26	6.29	0.00
ProFund VP Technology	11.59	6.32	0.00
ProFund VP Telecommunications	12.55	8.06	0.00
ProFund VP U.S. Government Plus	11.80	17.31	0.00
ProFund VP UltraBull	11.14	3.56	0.00
ProFund VP UltraMid-Cap	9.80	3.12	0.00
ProFund VP UltraNASDAQ-100	12.71	3.39	0.00
ProFund VP UltraShort Dow 30	9.99	13.64	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.49	0.00
ProFund VP UltraSmall-Cap	8.46	2.80	10047.22
ProFund VP Utilities	13.36	9.07	0.00
Rydex VT Dow 2x Strategy Fund	12.30	4.61	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.61	11.98	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.67	3.40	0.00
Rydex VT S&P 500 2x Strategy Fund	11.12	3.49	0.00
Rydex VT U.S. Government Money Market Fund	9.85	9.76	0.00
Van Eck Worldwide Hard Assets Fund	14.07	7.40	0.00
Van Kampen LIT Growth and Income Portfolio	10.91	7.25	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.17	9.30	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.21	6.44	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.87	6.18	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.46	6.58	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.01	6.08	0.00

Table 7 – 2.10% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Base Contract with 1.45% M&E and GMDB Rider with 3% Roll-Up Base Contract with 1.20% M&E and GMDB Rider with 6% Roll-Up
Adaptive Allocation Portfolio	9.57	7.68	0.00
AIM V.I. Basic Value Series II	10.51	4.95	0.00
AIM V.I. Global Real Estate Series II	11.74	6.35	0.00
AIM V.I. International Growth Series II	12.32	7.17	0.00
AIM V.I. Mid Cap Core Equity Series II	11.10	7.75	0.00
Alger American SmallCap Growth Portfolio	16.05	8.39	0.00
American Century VP Income & Growth Fund	11.76	7.52	0.00
American Century VP International Fund	16.16	8.72	0.00
American Century VP Large Company Value Fund	11.72	7.18	0.00
American Century VP Mid Cap Value Fund	12.04	8.90	0.00
American Century VP Ultra Fund	11.16	6.37	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.29	4.84	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.08	6.92	0.00
DireXion Dynamic HY Bond Fund	9.76	8.60	0.00
DireXion Evolution Managed Bond Fund	10.02	10.12	0.00
DireXion Evolution Managed Equity Fund	9.89	7.13	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	11.04	7.07	0.00
Dreyfus VIF Appreciation Portfolio	11.64	8.01	0.00
Dreyfus VIF International Value Portfolio	10.75	6.58	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.50	6.14	0.00
PIMCO VIT All Asset Portfolio	11.45	9.43	0.00
PIMCO VIT High Yield Portfolio	10.61	7.94	0.00
PIMCO VIT Low Duration Portfolio	10.72	10.44	0.00
PIMCO VIT Real Return Portfolio	10.95	9.96	0.00
PIMCO VIT Total Return Portfolio	10.97	11.25	0.00
ProFund Access VP High Yield	10.40	9.71	0.00
ProFund VP Asia 30	16.52	7.96	161.23
ProFund VP Banks	7.59	3.95	0.00
ProFund VP Basic Materials	12.65	6.02	150.66
ProFund VP Bear	9.27	12.70	0.00
ProFund VP Biotechnology	9.86	9.83	0.00
ProFund VP Bull	10.90	6.65	0.00
ProFund VP Consumer Goods	11.52	8.27	0.00
ProFund VP Consumer Services	9.68	6.50	0.00
ProFund VP Dow 30	12.45	7.66	0.00
ProFund VP Emerging Markets	10.08	4.93	0.00
ProFund VP Europe 30	11.64	6.38	0.00
ProFund VP Falling U.S. Dollar	9.92	9.22	0.00
ProFund VP Financials	8.68	4.20	0.00
ProFund VP Health Care	11.15	8.26	0.00
ProFund VP Industrials	10.95	6.38	0.00
ProFund VP International	9.75	5.31	0.00
ProFund VP Internet	10.76	5.81	0.00
ProFund VP Japan	9.08	5.26	0.00
ProFund VP Large-Cap Growth	11.11	7.01	0.00
ProFund VP Large-Cap Value	10.66	6.21	0.00
ProFund VP Mid-Cap	9.99	6.03	0.00
ProFund VP Mid-Cap Growth	10.59	6.34	0.00
ProFund VP Mid-Cap Value	9.92	6.19	0.00
ProFund VP Money Market	10.28	10.15	0.00
ProFund VP NASDAQ-100	11.74	6.61	0.00
ProFund VP Oil & Gas	13.38	8.26	142.29
ProFund VP Pharmaceuticals	10.91	8.60	0.00
ProFund VP Precious Metals	10.35	7.02	185.26
ProFund VP Real Estate	9.39	5.40	0.00
ProFund VP Rising Rates Opportunity	8.57	5.21	0.00
ProFund VP Semiconductor	9.49	4.67	0.00
ProFund VP Short Dow 30	8.83	10.86	0.00
ProFund VP Short Emerging Markets	9.87	12.79	0.00
ProFund VP Short International	10.21	13.82	0.00
ProFund VP Short Mid-Cap	9.69	12.50	0.00
ProFund VP Short NASDAQ-100	8.51	12.34	0.00
ProFund VP Short Small-Cap	9.99	12.14	0.00
ProFund VP Small-Cap	9.62	6.08	0.00
ProFund VP Small-Cap Growth	9.92	6.41	0.00
ProFund VP Small-Cap Value	9.26	6.28	0.00
ProFund VP Technology	11.58	6.31	183.92
ProFund VP Telecommunications	12.54	8.05	0.00
ProFund VP U.S. Government Plus	11.79	17.29	0.00
ProFund VP UltraBull	11.13	3.55	0.00
ProFund VP UltraMid-Cap	9.80	3.12	0.00
ProFund VP UltraNASDAQ-100	12.70	3.39	0.00
ProFund VP UltraShort Dow 30	9.99	13.64	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.49	0.00
ProFund VP UltraSmall-Cap	8.46	2.80	0.00
ProFund VP Utilities	13.35	9.06	152.52
Rydex VT Dow 2x Strategy Fund	12.29	4.61	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.60	11.97	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.66	3.40	0.00
Rydex VT S&P 500 2x Strategy Fund	11.12	3.48	0.00
Rydex VT U.S. Government Money Market Fund	10.32	10.22	0.00
Van Eck Worldwide Hard Assets Fund	14.06	7.39	130.87
Van Kampen LIT Growth and Income Portfolio	10.90	7.24	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.16	9.29	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.19	6.44	172.73
Van Kampen UIF Mid Cap Growth Portfolio	11.86	6.17	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.45	6.57	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.01	6.07	0.00

Table 8 – 2.15% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Base Contract with 1.20% M&E and 3% Extra Credit Rider Base Contract with 1.45% M&E and GMDB Rider with Annual Step-Up
Adaptive Allocation Portfolio	9.56	7.68	0.00
AIM V.I. Basic Value Series II	10.50	4.94	0.00
AIM V.I. Global Real Estate Series II	11.73	6.34	0.00
AIM V.I. International Growth Series II	12.31	7.16	0.00
AIM V.I. Mid Cap Core Equity Series II	11.09	7.74	0.00
Alger American SmallCap Growth Portfolio	18.26	9.54	0.00
American Century VP Income & Growth Fund	12.65	8.08	0.00
American Century VP International Fund	17.77	9.58	612.94
American Century VP Large Company Value Fund	11.70	7.16	0.00
American Century VP Mid Cap Value Fund	12.02	8.88	0.00
American Century VP Ultra Fund	11.14	6.36	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.28	4.84	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.07	6.92	0.00
DireXion Dynamic HY Bond Fund	9.75	8.59	9965.36
DireXion Evolution Managed Bond Fund	10.02	10.11	0.00
DireXion Evolution Managed Equity Fund	9.88	7.12	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	11.04	7.06	0.00
Dreyfus VIF Appreciation Portfolio	11.63	8.00	830.14
Dreyfus VIF International Value Portfolio	10.74	6.57	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.48	6.12	0.00
PIMCO VIT All Asset Portfolio	11.44	9.42	0.00
PIMCO VIT High Yield Portfolio	10.61	7.93	11016.32
PIMCO VIT Low Duration Portfolio	10.71	10.43	111.05
PIMCO VIT Real Return Portfolio	10.94	9.94	200.53
PIMCO VIT Total Return Portfolio	10.96	11.23	189.72
ProFund Access VP High Yield	10.39	9.70	0.00
ProFund VP Asia 30	16.51	7.95	0.00
ProFund VP Banks	7.59	3.94	0.00
ProFund VP Basic Materials	12.64	6.01	0.00
ProFund VP Bear	9.26	12.68	0.00
ProFund VP Biotechnology	9.85	9.82	0.00
ProFund VP Bull	10.89	6.64	0.00
ProFund VP Consumer Goods	11.51	8.25	0.00
ProFund VP Consumer Services	9.67	6.49	0.00
ProFund VP Dow 30	12.44	7.65	0.00
ProFund VP Emerging Markets	10.08	4.92	0.00
ProFund VP Europe 30	11.63	6.37	0.00
ProFund VP Falling U.S. Dollar	9.92	9.22	0.00
ProFund VP Financials	8.67	4.20	0.00
ProFund VP Health Care	11.14	8.25	0.00
ProFund VP Industrials	10.94	6.37	0.00
ProFund VP International	9.75	5.31	0.00
ProFund VP Internet	10.75	5.81	0.00
ProFund VP Japan	9.08	5.25	0.00
ProFund VP Large-Cap Growth	11.10	7.00	0.00
ProFund VP Large-Cap Value	10.65	6.20	0.00
ProFund VP Mid-Cap	9.99	6.02	0.00
ProFund VP Mid-Cap Growth	10.58	6.33	248.10
ProFund VP Mid-Cap Value	9.91	6.18	275.36
ProFund VP Money Market	10.27	10.14	30011.92
ProFund VP NASDAQ-100	11.73	6.60	0.00
ProFund VP Oil & Gas	13.37	8.25	179.54
ProFund VP Pharmaceuticals	10.90	8.59	0.00
ProFund VP Precious Metals	10.34	7.01	0.00
ProFund VP Real Estate	9.38	5.39	0.00
ProFund VP Rising Rates Opportunity	8.57	5.20	0.00
ProFund VP Semiconductor	9.48	4.66	0.00
ProFund VP Short Dow 30	8.83	10.84	0.00
ProFund VP Short Emerging Markets	9.87	12.78	0.00
ProFund VP Short International	10.21	13.81	0.00
ProFund VP Short Mid-Cap	9.68	12.49	0.00
ProFund VP Short NASDAQ-100	8.50	12.32	0.00
ProFund VP Short Small-Cap	9.98	12.12	0.00
ProFund VP Small-Cap	9.61	6.08	0.00
ProFund VP Small-Cap Growth	9.91	6.40	0.00
ProFund VP Small-Cap Value	9.25	6.27	0.00
ProFund VP Technology	11.57	6.30	0.00
ProFund VP Telecommunications	12.53	8.04	0.00
ProFund VP U.S. Government Plus	11.78	17.26	0.00
ProFund VP UltraBull	11.12	3.55	0.00
ProFund VP UltraMid-Cap	9.79	3.12	0.00
ProFund VP UltraNASDAQ-100	12.69	3.38	0.00
ProFund VP UltraShort Dow 30	9.99	13.63	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.48	0.00
ProFund VP UltraSmall-Cap	8.45	2.80	0.00
ProFund VP Utilities	13.34	9.05	0.00
Rydex VT Dow 2x Strategy Fund	12.28	4.60	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.59	11.95	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.65	3.39	0.00
Rydex VT S&P 500 2x Strategy Fund	11.11	3.48	0.00
Rydex VT U.S. Government Money Market Fund	9.79	9.69	0.00
Van Eck Worldwide Hard Assets Fund	14.04	7.38	474.16
Van Kampen LIT Growth and Income Portfolio	10.89	7.23	921.15
Van Kampen UIF Emerging Markets Debt Portfolio	11.15	9.28	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.18	6.43	386.94
Van Kampen UIF Mid Cap Growth Portfolio	11.85	6.17	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.44	6.56	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	6.06	0.00

Table 9 – 2.20% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.45% M&E and Estate Planning Rider

Base Contract with 1.45% M&E and GMDB with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E and GMDB with 6% Roll-Up

Base Contract with 1.45% M&E and GMDB with Annual Step-Up and 6% Roll-Up

Adaptive Allocation Portfolio	9.56	7.67	0.00
AIM V.I. Basic Value Series II	10.49	4.93	0.00
AIM V.I. Global Real Estate Series II	11.72	6.33	0.00
AIM V.I. International Growth Series II	12.30	7.15	0.00
AIM V.I. Mid Cap Core Equity Series II	11.08	7.73	0.00
Alger American SmallCap Growth Portfolio	24.04	12.56	0.00
American Century VP Income & Growth Fund	15.63	9.98	0.00
American Century VP International Fund	21.04	11.34	0.00
American Century VP Large Company Value Fund	11.68	7.15	0.00
American Century VP Mid Cap Value Fund	12.00	8.86	0.00
American Century VP Ultra Fund	11.12	6.35	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.28	4.83	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.06	6.91	0.00
DireXion Dynamic HY Bond Fund	9.74	8.58	0.00
DireXion Evolution Managed Bond Fund	10.01	10.10	0.00
DireXion Evolution Managed Equity Fund	9.87	7.11	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	11.03	7.06	0.00
Dreyfus VIF Appreciation Portfolio	11.62	7.99	0.00
Dreyfus VIF International Value Portfolio	10.73	6.56	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.47	6.11	0.00
PIMCO VIT All Asset Portfolio	11.43	9.41	0.00
PIMCO VIT High Yield Portfolio	10.60	7.92	0.00
PIMCO VIT Low Duration Portfolio	10.70	10.41	36.62
PIMCO VIT Real Return Portfolio	10.93	9.93	37.64
PIMCO VIT Total Return Portfolio	10.95	11.22	33.86
ProFund Access VP High Yield	10.38	9.69	0.00
ProFund VP Asia 30	16.50	7.93	0.00
ProFund VP Banks	7.58	3.94	0.00
ProFund VP Basic Materials	12.63	6.00	0.00
ProFund VP Bear	9.25	12.66	145.53
ProFund VP Biotechnology	9.84	9.81	0.00
ProFund VP Bull	10.88	6.63	0.00
ProFund VP Consumer Goods	11.50	8.24	0.00
ProFund VP Consumer Services	9.66	6.48	0.00
ProFund VP Dow 30	12.43	7.64	0.00
ProFund VP Emerging Markets	10.08	4.92	0.00
ProFund VP Europe 30	11.62	6.36	0.00
ProFund VP Falling U.S. Dollar	9.92	9.21	0.00
ProFund VP Financials	8.66	4.19	0.00
ProFund VP Health Care	11.13	8.24	0.00
ProFund VP Industrials	10.93	6.36	0.00
ProFund VP International	9.75	5.30	0.00
ProFund VP Internet	10.74	5.80	0.00
ProFund VP Japan	9.07	5.25	0.00
ProFund VP Large-Cap Growth	11.09	6.99	0.00
ProFund VP Large-Cap Value	10.64	6.20	0.00
ProFund VP Mid-Cap	9.99	6.02	0.00
ProFund VP Mid-Cap Growth	10.57	6.33	0.00
ProFund VP Mid-Cap Value	9.90	6.17	0.00
ProFund VP Money Market	10.26	10.12	632.10
ProFund VP NASDAQ-100	11.72	6.60	0.00
ProFund VP Oil & Gas	13.36	8.24	0.00
ProFund VP Pharmaceuticals	10.90	8.58	0.00
ProFund VP Precious Metals	10.33	7.00	0.00
ProFund VP Real Estate	9.37	5.39	0.00
ProFund VP Rising Rates Opportunity	8.56	5.19	0.00
ProFund VP Semiconductor	9.47	4.65	0.00
ProFund VP Short Dow 30	8.82	10.83	0.00
ProFund VP Short Emerging Markets	9.87	12.77	0.00
ProFund VP Short International	10.21	13.80	0.00
ProFund VP Short Mid-Cap	9.67	12.47	116.98
ProFund VP Short NASDAQ-100	8.49	12.31	153.37
ProFund VP Short Small-Cap	9.98	12.11	180.82
ProFund VP Small-Cap	9.60	6.07	0.00
ProFund VP Small-Cap Growth	9.90	6.39	0.00
ProFund VP Small-Cap Value	9.24	6.27	0.00
ProFund VP Technology	11.56	6.29	0.00
ProFund VP Telecommunications	12.52	8.03	0.00
ProFund VP U.S. Government Plus	11.77	17.24	0.00
ProFund VP UltraBull	11.11	3.54	0.00
ProFund VP UltraMid-Cap	9.78	3.11	0.00
ProFund VP UltraNASDAQ-100	12.68	3.38	0.00
ProFund VP UltraShort Dow 30	9.99	13.62	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.47	0.00
ProFund VP UltraSmall-Cap	8.44	2.79	0.00
ProFund VP Utilities	13.33	9.04	0.00
Rydex VT Dow 2x Strategy Fund	12.27	4.59	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.59	11.94	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.64	3.39	0.00
Rydex VT S&P 500 2x Strategy Fund	11.10	3.47	0.00
Rydex VT U.S. Government Money Market Fund	9.85	9.74	0.00
Van Eck Worldwide Hard Assets Fund	14.03	7.37	0.00
Van Kampen LIT Growth and Income Portfolio	10.88	7.22	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.14	9.27	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.17	6.42	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.84	6.16	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.43	6.55	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.99	6.05	0.00

Table 10 – 2.25% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Base Contract with 1.30% M&E and 3% Extra Credit Rider
Adaptive Allocation Portfolio	9.56	7.66	0.00
AIM V.I. Basic Value Series II	10.48	4.93	0.00
AIM V.I. Global Real Estate Series II	11.71	6.33	0.00
AIM V.I. International Growth Series II	12.29	7.14	0.00
AIM V.I. Mid Cap Core Equity Series II	11.07	7.72	0.00
Alger American SmallCap Growth Portfolio	18.15	9.48	0.00
American Century VP Income & Growth Fund	12.57	8.02	0.00
American Century VP International Fund	17.66	9.52	0.00
American Century VP Large Company Value Fund	11.66	7.14	0.00
American Century VP Mid Cap Value Fund	11.99	8.85	0.00
American Century VP Ultra Fund	11.11	6.34	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.27	4.83	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.05	6.90	0.00
DireXion Dynamic HY Bond Fund	9.73	8.56	0.00
DireXion Evolution Managed Bond Fund	10.00	10.08	0.00
DireXion Evolution Managed Equity Fund	9.86	7.10	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	11.02	7.05	0.00
Dreyfus VIF Appreciation Portfolio	11.61	7.98	0.00
Dreyfus VIF International Value Portfolio	10.72	6.55	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.46	6.10	0.00
PIMCO VIT All Asset Portfolio	11.42	9.39	0.00
PIMCO VIT High Yield Portfolio	10.59	7.91	0.00
PIMCO VIT Low Duration Portfolio	10.69	10.40	2843.23
PIMCO VIT Real Return Portfolio	10.92	9.92	2922.15
PIMCO VIT Total Return Portfolio	10.94	11.20	2629.12
ProFund Access VP High Yield	10.38	9.67	0.00
ProFund VP Asia 30	16.48	7.92	0.00
ProFund VP Banks	7.58	3.93	0.00
ProFund VP Basic Materials	12.62	5.99	0.00
ProFund VP Bear	9.24	12.65	775.77
ProFund VP Biotechnology	9.84	9.79	0.00
ProFund VP Bull	10.87	6.62	0.00
ProFund VP Consumer Goods	11.49	8.23	0.00
ProFund VP Consumer Services	9.65	6.47	0.00
ProFund VP Dow 30	12.42	7.63	0.00
ProFund VP Emerging Markets	10.08	4.92	0.00
ProFund VP Europe 30	11.61	6.36	0.00
ProFund VP Falling U.S. Dollar	9.92	9.21	0.00
ProFund VP Financials	8.66	4.19	0.00
ProFund VP Health Care	11.12	8.23	0.00
ProFund VP Industrials	10.92	6.36	0.00
ProFund VP International	9.75	5.30	0.00
ProFund VP Internet	10.73	5.79	0.00
ProFund VP Japan	9.06	5.24	0.00
ProFund VP Large-Cap Growth	11.08	6.98	0.00
ProFund VP Large-Cap Value	10.63	6.19	0.00
ProFund VP Mid-Cap	9.99	6.02	0.00
ProFund VP Mid-Cap Growth	10.56	6.32	0.00
ProFund VP Mid-Cap Value	9.90	6.16	0.00
ProFund VP Money Market	10.25	10.11	142714.91
ProFund VP NASDAQ-100	11.71	6.59	0.00
ProFund VP Oil & Gas	13.35	8.23	0.00
ProFund VP Pharmaceuticals	10.89	8.57	0.00
ProFund VP Precious Metals	10.32	6.99	0.00
ProFund VP Real Estate	9.37	5.38	0.00
ProFund VP Rising Rates Opportunity	8.55	5.19	0.00
ProFund VP Semiconductor	9.47	4.65	0.00
ProFund VP Short Dow 30	8.81	10.81	0.00
ProFund VP Short Emerging Markets	9.87	12.76	0.00
ProFund VP Short International	10.21	13.80	0.00
ProFund VP Short Mid-Cap	9.66	12.45	623.54
ProFund VP Short NASDAQ-100	8.48	12.29	817.56
ProFund VP Short Small-Cap	9.97	12.09	963.75
ProFund VP Small-Cap	9.60	6.06	0.00
ProFund VP Small-Cap Growth	9.89	6.38	0.00
ProFund VP Small-Cap Value	9.23	6.26	0.00
ProFund VP Technology	11.55	6.28	0.00
ProFund VP Telecommunications	12.51	8.02	0.00
ProFund VP U.S. Government Plus	11.76	17.22	0.00
ProFund VP UltraBull	11.10	3.54	0.00
ProFund VP UltraMid-Cap	9.77	3.11	0.00
ProFund VP UltraNASDAQ-100	12.67	3.38	0.00
ProFund VP UltraShort Dow 30	9.99	13.61	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.46	0.00
ProFund VP UltraSmall-Cap	8.43	2.79	0.00
ProFund VP Utilities	13.32	9.03	0.00
Rydex VT Dow 2x Strategy Fund	12.26	4.59	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.58	11.92	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.63	3.38	0.00
Rydex VT S&P 500 2x Strategy Fund	11.09	3.47	0.00
Rydex VT U.S. Government Money Market Fund	9.74	9.63	0.00
Van Eck Worldwide Hard Assets Fund	14.02	7.36	0.00
Van Kampen LIT Growth and Income Portfolio	10.87	7.21	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.13	9.25	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.16	6.41	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.83	6.15	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.42	6.54	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.98	6.04	0.00

Table 11 – 2.30% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Base Contract with 1.20% M&E and 4% Extra Credit Rider Base Contract with 1.30% M&E and GMDB Rider with Annual Step-Up and 6% Roll-Up
Adaptive Allocation Portfolio	9.55	7.66	0.00
AIM V.I. Basic Value Series II	10.47	4.92	0.00
AIM V.I. Global Real Estate Series II	11.70	6.32	0.00
AIM V.I. International Growth Series II	12.28	7.13	0.00
AIM V.I. Mid Cap Core Equity Series II	11.06	7.71	0.00
Alger American SmallCap Growth Portfolio	18.10	9.44	0.00
American Century VP Income & Growth Fund	12.53	7.99	0.00
American Century VP International Fund	17.61	9.48	0.00
American Century VP Large Company Value Fund	11.65	7.12	0.00
American Century VP Mid Cap Value Fund	11.97	8.83	0.00
American Century VP Ultra Fund	11.09	6.32	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.26	4.82	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.05	6.89	0.00
DireXion Dynamic HY Bond Fund	9.72	8.55	0.00
DireXion Evolution Managed Bond Fund	9.99	10.07	4822.51
DireXion Evolution Managed Equity Fund	9.86	7.09	4861.75
Dreyfus Socially Responsible Growth Fund, Inc.	11.01	7.04	0.00
Dreyfus VIF Appreciation Portfolio	11.60	7.97	0.00
Dreyfus VIF International Value Portfolio	10.71	6.54	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.44	6.09	0.00
PIMCO VIT All Asset Portfolio	11.42	9.38	0.00
PIMCO VIT High Yield Portfolio	10.58	7.90	0.00
PIMCO VIT Low Duration Portfolio	10.68	10.38	0.00
PIMCO VIT Real Return Portfolio	10.91	9.90	0.00
PIMCO VIT Total Return Portfolio	10.94	11.19	0.00
ProFund Access VP High Yield	10.37	9.66	0.00
ProFund VP Asia 30	16.47	7.91	0.00
ProFund VP Banks	7.57	3.93	0.00
ProFund VP Basic Materials	12.61	5.99	0.00
ProFund VP Bear	9.24	12.63	0.00
ProFund VP Biotechnology	9.83	9.78	0.00
ProFund VP Bull	10.86	6.62	0.00
ProFund VP Consumer Goods	11.48	8.22	0.00
ProFund VP Consumer Services	9.64	6.47	0.00
ProFund VP Dow 30	12.41	7.62	0.00
ProFund VP Emerging Markets	10.08	4.92	0.00
ProFund VP Europe 30	11.60	6.35	0.00
ProFund VP Falling U.S. Dollar	9.92	9.20	0.00
ProFund VP Financials	8.65	4.18	0.00
ProFund VP Health Care	11.11	8.22	0.00
ProFund VP Industrials	10.91	6.35	0.00
ProFund VP International	9.75	5.30	0.00
ProFund VP Internet	10.73	5.78	0.00
ProFund VP Japan	9.05	5.23	0.00
ProFund VP Large-Cap Growth	11.07	6.97	0.00
ProFund VP Large-Cap Value	10.62	6.18	0.00
ProFund VP Mid-Cap	9.99	6.01	0.00
ProFund VP Mid-Cap Growth	10.55	6.31	0.00
ProFund VP Mid-Cap Value	9.89	6.15	0.00
ProFund VP Money Market	10.25	10.10	70925.49
ProFund VP NASDAQ-100	11.70	6.58	0.00
ProFund VP Oil & Gas	13.34	8.22	0.00
ProFund VP Pharmaceuticals	10.88	8.56	0.00
ProFund VP Precious Metals	10.31	6.98	0.00
ProFund VP Real Estate	9.36	5.37	0.00
ProFund VP Rising Rates Opportunity	8.54	5.18	0.00
ProFund VP Semiconductor	9.46	4.64	0.00
ProFund VP Short Dow 30	8.80	10.80	0.00
ProFund VP Short Emerging Markets	9.87	12.76	0.00
ProFund VP Short International	10.21	13.79	0.00
ProFund VP Short Mid-Cap	9.65	12.44	0.00
ProFund VP Short NASDAQ-100	8.48	12.27	0.00
ProFund VP Short Small-Cap	9.96	12.08	0.00
ProFund VP Small-Cap	9.59	6.05	0.00
ProFund VP Small-Cap Growth	9.89	6.37	0.00
ProFund VP Small-Cap Value	9.23	6.25	0.00
ProFund VP Technology	11.54	6.28	0.00
ProFund VP Telecommunications	12.50	8.01	0.00
ProFund VP U.S. Government Plus	11.75	17.19	0.00
ProFund VP UltraBull	11.09	3.53	0.00
ProFund VP UltraMid-Cap	9.76	3.10	0.00
ProFund VP UltraNASDAQ-100	12.66	3.37	0.00
ProFund VP UltraShort Dow 30	9.99	13.61	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.45	0.00
ProFund VP UltraSmall-Cap	8.43	2.78	0.00
ProFund VP Utilities	13.31	9.01	0.00
Rydex VT Dow 2x Strategy Fund	12.25	4.58	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.57	11.91	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.62	3.38	0.00
Rydex VT S&P 500 2x Strategy Fund	11.08	3.47	0.00
Rydex VT U.S. Government Money Market Fund	9.71	9.60	0.00
Van Eck Worldwide Hard Assets Fund	14.01	7.35	0.00
Van Kampen LIT Growth and Income Portfolio	10.87	7.20	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.12	9.24	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.14	6.40	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.82	6.14	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.41	6.53	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.97	6.04	0.00

Table 12 – 2.35% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up Base Contract with 1.45% M&E and GMDB Rider with 6% Roll-Up
Adaptive Allocation Portfolio	9.55	7.65	0.00
AIM V.I. Basic Value Series II	10.46	4.91	0.00
AIM V.I. Global Real Estate Series II	11.69	6.31	0.00
AIM V.I. International Growth Series II	12.27	7.12	0.00
AIM V.I. Mid Cap Core Equity Series II	11.05	7.70	0.00
Alger American SmallCap Growth Portfolio	14.30	7.46	0.00
American Century VP Income & Growth Fund	11.23	7.16	0.00
American Century VP International Fund	15.03	8.09	0.00
American Century VP Large Company Value Fund	11.51	7.04	0.00
American Century VP Mid Cap Value Fund	11.39	8.40	0.00
American Century VP Ultra Fund	11.40	6.50	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.25	4.81	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.04	6.88	0.00
DireXion Dynamic HY Bond Fund	9.72	8.54	8525.40
DireXion Evolution Managed Bond Fund	9.98	10.06	4816.34
DireXion Evolution Managed Equity Fund	9.85	7.08	3445.06
Dreyfus Socially Responsible Growth Fund, Inc.	11.00	7.03	0.00
Dreyfus VIF Appreciation Portfolio	11.60	7.96	0.00
Dreyfus VIF International Value Portfolio	10.70	6.53	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.01	5.80	0.00
PIMCO VIT All Asset Portfolio	11.41	9.37	4.80
PIMCO VIT High Yield Portfolio	10.57	7.89	11185.05
PIMCO VIT Low Duration Portfolio	10.67	10.37	1029.81
PIMCO VIT Real Return Portfolio	10.90	9.89	3396.70
PIMCO VIT Total Return Portfolio	10.93	11.17	4288.87
ProFund Access VP High Yield	10.36	9.65	0.00
ProFund VP Asia 30	16.45	7.90	0.00
ProFund VP Banks	7.56	3.92	1973.70
ProFund VP Basic Materials	12.60	5.98	2888.65
ProFund VP Bear	9.23	12.61	4468.13
ProFund VP Biotechnology	9.82	9.77	1506.71
ProFund VP Bull	10.85	6.61	10660.39
ProFund VP Consumer Goods	11.47	8.21	0.00
ProFund VP Consumer Services	9.64	6.46	0.00
ProFund VP Dow 30	12.40	7.61	373.79
ProFund VP Emerging Markets	10.08	4.91	0.00
ProFund VP Europe 30	11.59	6.34	0.00
ProFund VP Falling U.S. Dollar	9.92	9.20	0.00
ProFund VP Financials	8.64	4.17	0.00
ProFund VP Health Care	11.10	8.21	296.21
ProFund VP Industrials	10.91	6.34	0.00
ProFund VP International	9.75	5.30	0.00
ProFund VP Internet	10.72	5.77	0.00
ProFund VP Japan	9.05	5.23	0.00
ProFund VP Large-Cap Growth	11.06	6.97	0.00
ProFund VP Large-Cap Value	10.61	6.17	0.00
ProFund VP Mid-Cap	9.99	6.01	0.00
ProFund VP Mid-Cap Growth	10.54	6.30	0.00
ProFund VP Mid-Cap Value	9.88	6.15	0.00
ProFund VP Money Market	10.24	10.08	214719.13
ProFund VP NASDAQ-100	11.69	6.57	2451.79
ProFund VP Oil & Gas	13.33	8.21	296.15
ProFund VP Pharmaceuticals	10.87	8.54	0.00
ProFund VP Precious Metals	10.31	6.97	4694.70
ProFund VP Real Estate	9.35	5.37	0.00
ProFund VP Rising Rates Opportunity	8.54	5.17	0.00
ProFund VP Semiconductor	9.45	4.63	0.00
ProFund VP Short Dow 30	8.80	10.78	0.00
ProFund VP Short Emerging Markets	9.87	12.75	0.00
ProFund VP Short International	10.21	13.78	0.00
ProFund VP Short Mid-Cap	9.64	12.42	16.63
ProFund VP Short NASDAQ-100	8.47	12.26	17.36
ProFund VP Short Small-Cap	9.95	12.06	17.25
ProFund VP Small-Cap	9.58	6.04	0.00
ProFund VP Small-Cap Growth	9.88	6.36	0.00
ProFund VP Small-Cap Value	9.22	6.24	2730.27
ProFund VP Technology	11.53	6.27	0.00
ProFund VP Telecommunications	12.49	8.00	302.41
ProFund VP U.S. Government Plus	11.74	17.17	621.93
ProFund VP UltraBull	11.09	3.53	3842.67
ProFund VP UltraMid-Cap	9.76	3.10	0.00
ProFund VP UltraNASDAQ-100	12.65	3.37	0.00
ProFund VP UltraShort Dow 30	9.99	13.60	161.55
ProFund VP UltraShort NASDAQ-100	9.81	17.44	0.00
ProFund VP UltraSmall-Cap	8.42	2.78	0.00
ProFund VP Utilities	13.30	9.00	0.00
Rydex VT Dow 2x Strategy Fund	12.24	4.57	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.57	11.89	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.61	3.37	0.00
Rydex VT S&P 500 2x Strategy Fund	11.07	3.46	0.00
Rydex VT U.S. Government Money Market Fund	10.30	10.18	9142.01
Van Eck Worldwide Hard Assets Fund	14.00	7.34	3.86
Van Kampen LIT Growth and Income Portfolio	10.86	7.19	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.11	9.23	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.13	6.39	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.81	6.13	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.40	6.52	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.96	6.03	0.00

Table 13 – 2.40% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Base Contract with 1.45% M&E and 3% Extra Credit Rider Base Contract with 1.30% M&E and 4% Extra Credit Rider Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up
Adaptive Allocation Portfolio	9.55	7.64	0.00
AIM V.I. Basic Value Series II	10.45	4.91	0.00
AIM V.I. Global Real Estate Series II	11.68	6.30	0.00
AIM V.I. International Growth Series II	12.25	7.11	0.00
AIM V.I. Mid Cap Core Equity Series II	11.04	7.69	0.00
Alger American SmallCap Growth Portfolio	17.99	9.38	0.00
American Century VP Income & Growth Fund	12.46	7.94	0.00
American Century VP International Fund	17.51	9.42	0.00
American Century VP Large Company Value Fund	11.61	7.09	0.00
American Century VP Mid Cap Value Fund	11.93	8.79	0.00
American Century VP Ultra Fund	11.06	6.30	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.25	4.81	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.03	6.87	0.00
DireXion Dynamic HY Bond Fund	9.71	8.53	46011.56
DireXion Evolution Managed Bond Fund	9.97	10.04	421.57
DireXion Evolution Managed Equity Fund	9.84	7.07	977.30
Dreyfus Socially Responsible Growth Fund, Inc.	10.99	7.02	0.00
Dreyfus VIF Appreciation Portfolio	11.59	7.95	0.00
Dreyfus VIF International Value Portfolio	10.69	6.53	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.41	6.06	0.00
PIMCO VIT All Asset Portfolio	11.40	9.35	0.00
PIMCO VIT High Yield Portfolio	10.56	7.88	51009.84
PIMCO VIT Low Duration Portfolio	10.66	10.36	6144.95
PIMCO VIT Real Return Portfolio	10.90	9.88	6320.89
PIMCO VIT Total Return Portfolio	10.92	11.16	5682.42
ProFund Access VP High Yield	10.35	9.63	0.00
ProFund VP Asia 30	16.44	7.89	0.00
ProFund VP Banks	7.56	3.92	0.00
ProFund VP Basic Materials	12.59	5.97	11366.20
ProFund VP Bear	9.22	12.60	15380.78
ProFund VP Biotechnology	9.81	9.76	0.00
ProFund VP Bull	10.84	6.60	0.00
ProFund VP Consumer Goods	11.46	8.20	0.00
ProFund VP Consumer Services	9.63	6.45	0.00
ProFund VP Dow 30	12.39	7.60	0.00
ProFund VP Emerging Markets	10.08	4.91	0.00
ProFund VP Europe 30	11.58	6.33	0.00
ProFund VP Falling U.S. Dollar	9.92	9.19	0.00
ProFund VP Financials	8.64	4.17	0.00
ProFund VP Health Care	11.09	8.20	8124.90
ProFund VP Industrials	10.90	6.33	0.00
ProFund VP International	9.75	5.29	0.00
ProFund VP Internet	10.71	5.77	0.00
ProFund VP Japan	9.04	5.22	0.00
ProFund VP Large-Cap Growth	11.05	6.96	0.00
ProFund VP Large-Cap Value	10.60	6.16	0.00
ProFund VP Mid-Cap	9.98	6.01	0.00
ProFund VP Mid-Cap Growth	10.53	6.29	0.00
ProFund VP Mid-Cap Value	9.87	6.14	0.00
ProFund VP Money Market	10.23	10.07	264104.06
ProFund VP NASDAQ-100	11.68	6.56	0.00
ProFund VP Oil & Gas	13.31	8.19	8263.77
ProFund VP Pharmaceuticals	10.86	8.53	0.00
ProFund VP Precious Metals	10.30	6.96	0.00
ProFund VP Real Estate	9.34	5.36	0.00
ProFund VP Rising Rates Opportunity	8.53	5.17	0.00
ProFund VP Semiconductor	9.44	4.63	0.00
ProFund VP Short Dow 30	8.79	10.77	0.00
ProFund VP Short Emerging Markets	9.87	12.74	0.00
ProFund VP Short International	10.21	13.77	0.00
ProFund VP Short Mid-Cap	9.64	12.40	4384.25
ProFund VP Short NASDAQ-100	8.46	12.24	5711.50
ProFund VP Short Small-Cap	9.94	12.04	6757.42
ProFund VP Small-Cap	9.57	6.04	0.00
ProFund VP Small-Cap Growth	9.87	6.36	0.00
ProFund VP Small-Cap Value	9.21	6.23	0.00
ProFund VP Technology	11.52	6.26	0.00
ProFund VP Telecommunications	12.48	7.99	8439.50
ProFund VP U.S. Government Plus	11.73	17.15	0.00
ProFund VP UltraBull	11.08	3.52	0.00
ProFund VP UltraMid-Cap	9.75	3.09	0.00
ProFund VP UltraNASDAQ-100	12.64	3.36	0.00
ProFund VP UltraShort Dow 30	9.99	13.59	4515.84
ProFund VP UltraShort NASDAQ-100	9.81	17.43	0.00
ProFund VP UltraSmall-Cap	8.41	2.78	0.00
ProFund VP Utilities	13.29	8.99	0.00
Rydex VT Dow 2x Strategy Fund	12.23	4.57	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.56	11.87	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.60	3.37	0.00
Rydex VT S&P 500 2x Strategy Fund	11.06	3.46	0.00
Rydex VT U.S. Government Money Market Fund	9.65	9.53	0.00
Van Eck Worldwide Hard Assets Fund	13.99	7.33	0.00
Van Kampen LIT Growth and Income Portfolio	10.85	7.18	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.10	9.22	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.12	6.38	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.80	6.12	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.40	6.52	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.96	6.02	0.00

Table 14– 2.45% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.20% M&E; 3% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.20% M&E and 5% Extra Credit Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.45% M&E and GMDB Rider with Annual Step-Up and 6% Roll-Up

Adaptive Allocation Portfolio	9.55	7.64	0.00
AIM V.I. Basic Value Series II	10.44	4.90	0.00
AIM V.I. Global Real Estate Series II	11.67	6.29	1259.08
AIM V.I. International Growth Series II	12.24	7.10	163.00
AIM V.I. Mid Cap Core Equity Series II	11.03	7.68	1460.94
Alger American SmallCap Growth Portfolio	15.88	8.27	0.00
American Century VP Income & Growth Fund	11.63	7.41	1290.33
American Century VP International Fund	15.99	8.60	0.00
American Century VP Large Company Value Fund	11.59	7.08	0.00
American Century VP Mid Cap Value Fund	11.91	8.78	0.00
American Century VP Ultra Fund	11.04	6.28	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.24	4.80	1608.17
Credit Suisse Trust - Large Cap Value Portfolio	11.02	6.86	1407.42
DireXion Dynamic HY Bond Fund	9.70	8.52	15323.63
DireXion Evolution Managed Bond Fund	9.97	10.03	0.00
DireXion Evolution Managed Equity Fund	9.83	7.06	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.98	7.01	0.00
Dreyfus VIF Appreciation Portfolio	11.58	7.94	0.00
Dreyfus VIF International Value Portfolio	10.68	6.52	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.40	6.05	0.00
PIMCO VIT All Asset Portfolio	11.39	9.34	0.00
PIMCO VIT High Yield Portfolio	10.55	7.87	14503.70
PIMCO VIT Low Duration Portfolio	10.65	10.34	1195.88
PIMCO VIT Real Return Portfolio	10.89	9.87	4552.12
PIMCO VIT Total Return Portfolio	10.91	11.14	1106.84
ProFund Access VP High Yield	10.34	9.62	0.00
ProFund VP Asia 30	16.43	7.88	232.67
ProFund VP Banks	7.55	3.91	808.41
ProFund VP Basic Materials	12.58	5.96	0.00
ProFund VP Bear	9.21	12.58	4384.74
ProFund VP Biotechnology	9.80	9.74	0.00
ProFund VP Bull	10.83	6.59	0.00
ProFund VP Consumer Goods	11.45	8.19	0.00
ProFund VP Consumer Services	9.62	6.44	0.00
ProFund VP Dow 30	12.38	7.59	0.00
ProFund VP Emerging Markets	10.08	4.91	0.00
ProFund VP Europe 30	11.57	6.32	346.56
ProFund VP Falling U.S. Dollar	9.92	9.19	0.00
ProFund VP Financials	8.63	4.16	0.00
ProFund VP Health Care	11.08	8.19	0.00
ProFund VP Industrials	10.89	6.32	0.00
ProFund VP International	9.75	5.29	0.00
ProFund VP Internet	10.70	5.76	0.00
ProFund VP Japan	9.03	5.21	0.00
ProFund VP Large-Cap Growth	11.04	6.95	183.10
ProFund VP Large-Cap Value	10.59	6.15	0.00
ProFund VP Mid-Cap	9.98	6.00	0.00
ProFund VP Mid-Cap Growth	10.52	6.28	0.00
ProFund VP Mid-Cap Value	9.86	6.13	0.00
ProFund VP Money Market	10.22	10.06	62406.22
ProFund VP NASDAQ-100	11.67	6.55	0.00
ProFund VP Oil & Gas	13.30	8.18	157.54
ProFund VP Pharmaceuticals	10.85	8.52	0.00
ProFund VP Precious Metals	10.29	6.95	96.24
ProFund VP Real Estate	9.34	5.35	0.00
ProFund VP Rising Rates Opportunity	8.52	5.16	0.00
ProFund VP Semiconductor	9.44	4.62	0.00
ProFund VP Short Dow 30	8.78	10.76	0.00
ProFund VP Short Emerging Markets	9.87	12.74	0.00
ProFund VP Short International	10.21	13.77	0.00
ProFund VP Short Mid-Cap	9.63	12.39	322.29
ProFund VP Short NASDAQ-100	8.46	12.23	415.02
ProFund VP Short Small-Cap	9.93	12.03	494.20
ProFund VP Small-Cap	9.56	6.03	0.00
ProFund VP Small-Cap Growth	9.86	6.35	194.00
ProFund VP Small-Cap Value	9.20	6.22	0.00
ProFund VP Technology	11.51	6.25	0.00
ProFund VP Telecommunications	12.47	7.98	0.00
ProFund VP U.S. Government Plus	11.72	17.13	0.00
ProFund VP UltraBull	11.07	3.52	3776.48
ProFund VP UltraMid-Cap	9.74	3.09	0.00
ProFund VP UltraNASDAQ-100	12.63	3.36	0.00
ProFund VP UltraShort Dow 30	9.99	13.59	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.42	0.00
ProFund VP UltraSmall-Cap	8.41	2.77	104.05
ProFund VP Utilities	13.28	8.98	0.00
Rydex VT Dow 2x Strategy Fund	12.21	4.56	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.56	11.86	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.59	3.37	0.00
Rydex VT S&P 500 2x Strategy Fund	11.05	3.45	1335.97
Rydex VT U.S. Government Money Market Fund	10.21	10.07	0.00
Van Eck Worldwide Hard Assets Fund	13.97	7.32	152.27
Van Kampen LIT Growth and Income Portfolio	10.84	7.17	1436.12
Van Kampen UIF Emerging Markets Debt Portfolio	11.10	9.20	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.11	6.38	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.79	6.12	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.39	6.51	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.95	6.01	0.00

Table 15– 2.50% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up
Adaptive Allocation Portfolio	9.54	7.63	0.00
AIM V.I. Basic Value Series II	10.44	4.89	0.00
AIM V.I. Global Real Estate Series II	11.66	6.28	0.00
AIM V.I. International Growth Series II	12.23	7.09	0.00
AIM V.I. Mid Cap Core Equity Series II	11.02	7.67	0.00
Alger American SmallCap Growth Portfolio	17.88	9.31	0.00
American Century VP Income & Growth Fund	12.39	7.88	0.00
American Century VP International Fund	17.41	9.35	0.00
American Century VP Large Company Value Fund	11.58	7.06	0.00
American Century VP Mid Cap Value Fund	11.90	8.76	0.00
American Century VP Ultra Fund	11.02	6.27	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.23	4.79	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.01	6.85	0.00
DireXion Dynamic HY Bond Fund	9.69	8.51	10323.81
DireXion Evolution Managed Bond Fund	9.96	10.02	1919.70
DireXion Evolution Managed Equity Fund	9.82	7.05	2006.99
Dreyfus Socially Responsible Growth Fund, Inc.	10.97	7.00	0.00
Dreyfus VIF Appreciation Portfolio	11.57	7.93	0.00
Dreyfus VIF International Value Portfolio	10.68	6.51	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.39	6.04	0.00
PIMCO VIT All Asset Portfolio	11.38	9.33	600.33
PIMCO VIT High Yield Portfolio	10.54	7.86	12310.17
PIMCO VIT Low Duration Portfolio	10.65	10.33	6055.81
PIMCO VIT Real Return Portfolio	10.88	9.85	6633.85
PIMCO VIT Total Return Portfolio	10.90	11.13	6107.39
ProFund Access VP High Yield	10.33	9.61	7747.03
ProFund VP Asia 30	16.41	7.87	0.00
ProFund VP Banks	7.54	3.90	455.95
ProFund VP Basic Materials	12.57	5.95	1170.74
ProFund VP Bear	9.21	12.56	17000.38
ProFund VP Biotechnology	9.80	9.73	201.56
ProFund VP Bull	10.83	6.58	3770.39
ProFund VP Consumer Goods	11.44	8.18	0.00
ProFund VP Consumer Services	9.61	6.43	0.00
ProFund VP Dow 30	12.37	7.58	0.00
ProFund VP Emerging Markets	10.08	4.90	0.00
ProFund VP Europe 30	11.56	6.31	0.00
ProFund VP Falling U.S. Dollar	9.92	9.18	0.00
ProFund VP Financials	8.62	4.16	0.00
ProFund VP Health Care	11.07	8.17	552.51
ProFund VP Industrials	10.88	6.31	0.00
ProFund VP International	9.75	5.29	0.00
ProFund VP Internet	10.69	5.75	0.00
ProFund VP Japan	9.02	5.21	0.00
ProFund VP Large-Cap Growth	11.03	6.94	0.00
ProFund VP Large-Cap Value	10.59	6.15	0.00
ProFund VP Mid-Cap	9.98	6.00	1025.26
ProFund VP Mid-Cap Growth	10.52	6.28	0.00
ProFund VP Mid-Cap Value	9.85	6.12	0.00
ProFund VP Money Market	10.21	10.04	189605.60
ProFund VP NASDAQ-100	11.67	6.54	1495.31
ProFund VP Oil & Gas	13.29	8.17	552.35
ProFund VP Pharmaceuticals	10.84	8.51	0.00
ProFund VP Precious Metals	10.28	6.94	0.00
ProFund VP Real Estate	9.33	5.34	0.00
ProFund VP Rising Rates Opportunity	8.52	5.15	0.00
ProFund VP Semiconductor	9.43	4.62	0.00
ProFund VP Short Dow 30	8.77	10.74	0.00
ProFund VP Short Emerging Markets	9.87	12.73	0.00
ProFund VP Short International	10.21	13.76	0.00
ProFund VP Short Mid-Cap	9.62	12.37	11990.16
ProFund VP Short NASDAQ-100	8.45	12.21	15591.75
ProFund VP Short Small-Cap	9.93	12.01	18467.09
ProFund VP Small-Cap	9.56	6.02	1010.57
ProFund VP Small-Cap Growth	9.85	6.34	0.00
ProFund VP Small-Cap Value	9.19	6.22	636.84
ProFund VP Technology	11.50	6.24	0.00
ProFund VP Telecommunications	12.45	7.97	564.10
ProFund VP U.S. Government Plus	11.71	17.10	318.44
ProFund VP UltraBull	11.06	3.52	1744.95
ProFund VP UltraMid-Cap	9.73	3.09	298.13
ProFund VP UltraNASDAQ-100	12.62	3.35	0.00
ProFund VP UltraShort Dow 30	9.99	13.58	300.59
ProFund VP UltraShort NASDAQ-100	9.81	17.41	0.00
ProFund VP UltraSmall-Cap	8.40	2.77	0.00
ProFund VP Utilities	13.26	8.96	0.00
Rydex VT Dow 2x Strategy Fund	12.20	4.56	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.55	11.84	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.58	3.36	0.00
Rydex VT S&P 500 2x Strategy Fund	11.04	3.45	0.00
Rydex VT U.S. Government Money Market Fund	9.60	9.47	0.00
Van Eck Worldwide Hard Assets Fund	13.96	7.31	0.00
Van Kampen LIT Growth and Income Portfolio	10.83	7.16	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.09	9.19	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.09	6.37	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.78	6.11	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.38	6.50	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.94	6.00	0.00

Table 16 – 2.55% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E and 5% Extra Credit Rider

Base Contract with 1.45% M&E and 4% Extra Credit Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider and Estate Planning Rider

Adaptive Allocation Portfolio	9.54	7.63	0.00
AIM V.I. Basic Value Series II	10.43	4.89	0.00
AIM V.I. Global Real Estate Series II	11.65	6.28	0.00
AIM V.I. International Growth Series II	12.22	7.08	0.00
AIM V.I. Mid Cap Core Equity Series II	11.01	7.66	0.00
Alger American SmallCap Growth Portfolio	23.61	12.29	0.00
American Century VP Income & Growth Fund	15.35	9.76	0.00
American Century VP International Fund	20.66	11.09	0.00
American Century VP Large Company Value Fund	11.56	7.05	0.00
American Century VP Mid Cap Value Fund	11.88	8.74	0.00
American Century VP Ultra Fund	11.01	6.26	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.22	4.79	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.00	6.84	0.00
DireXion Dynamic HY Bond Fund	9.68	8.50	0.00
DireXion Evolution Managed Bond Fund	9.95	10.00	3068.22
DireXion Evolution Managed Equity Fund	9.82	7.04	4974.12
Dreyfus Socially Responsible Growth Fund, Inc.	10.96	6.99	0.00
Dreyfus VIF Appreciation Portfolio	11.56	7.92	0.00
Dreyfus VIF International Value Portfolio	10.67	6.50	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.37	6.03	0.00
PIMCO VIT All Asset Portfolio	11.37	9.32	0.00
PIMCO VIT High Yield Portfolio	10.54	7.85	0.00
PIMCO VIT Low Duration Portfolio	10.64	10.31	217.71
PIMCO VIT Real Return Portfolio	10.87	9.84	223.81
PIMCO VIT Total Return Portfolio	10.89	11.11	201.31
ProFund Access VP High Yield	10.32	9.60	0.00
ProFund VP Asia 30	16.40	7.86	0.00
ProFund VP Banks	7.54	3.90	0.00
ProFund VP Basic Materials	12.56	5.95	0.00
ProFund VP Bear	9.20	12.55	846.00
ProFund VP Biotechnology	9.79	9.72	0.00
ProFund VP Bull	10.82	6.57	0.00
ProFund VP Consumer Goods	11.43	8.17	0.00
ProFund VP Consumer Services	9.60	6.42	0.00
ProFund VP Dow 30	12.36	7.57	0.00
ProFund VP Emerging Markets	10.08	4.90	0.00
ProFund VP Europe 30	11.55	6.30	0.00
ProFund VP Falling U.S. Dollar	9.92	9.18	0.00
ProFund VP Financials	8.61	4.15	0.00
ProFund VP Health Care	11.06	8.16	0.00
ProFund VP Industrials	10.87	6.31	0.00
ProFund VP International	9.75	5.28	0.00
ProFund VP Internet	10.68	5.74	0.00
ProFund VP Japan	9.02	5.20	0.00
ProFund VP Large-Cap Growth	11.02	6.93	0.00
ProFund VP Large-Cap Value	10.58	6.14	0.00
ProFund VP Mid-Cap	9.98	6.00	0.00
ProFund VP Mid-Cap Growth	10.51	6.27	0.00
ProFund VP Mid-Cap Value	9.85	6.11	0.00
ProFund VP Money Market	10.20	10.03	25043.21
ProFund VP NASDAQ-100	11.66	6.53	0.00
ProFund VP Oil & Gas	13.28	8.16	0.00
ProFund VP Pharmaceuticals	10.83	8.50	0.00
ProFund VP Precious Metals	10.27	6.93	0.00
ProFund VP Real Estate	9.32	5.34	0.00
ProFund VP Rising Rates Opportunity	8.51	5.14	0.00
ProFund VP Semiconductor	9.42	4.61	0.00
ProFund VP Short Dow 30	8.77	10.73	0.00
ProFund VP Short Emerging Markets	9.87	12.72	0.00
ProFund VP Short International	10.21	13.75	0.00
ProFund VP Short Mid-Cap	9.61	12.35	680.01
ProFund VP Short NASDAQ-100	8.44	12.19	891.20
ProFund VP Short Small-Cap	9.92	11.99	1050.93
ProFund VP Small-Cap	9.55	6.01	0.00
ProFund VP Small-Cap Growth	9.85	6.33	0.00
ProFund VP Small-Cap Value	9.19	6.21	0.00
ProFund VP Technology	11.49	6.23	0.00
ProFund VP Telecommunications	12.44	7.95	0.00
ProFund VP U.S. Government Plus	11.70	17.08	0.00
ProFund VP UltraBull	11.05	3.51	0.00
ProFund VP UltraMid-Cap	9.72	3.08	0.00
ProFund VP UltraNASDAQ-100	12.61	3.35	0.00
ProFund VP UltraShort Dow 30	9.99	13.57	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.40	0.00
ProFund VP UltraSmall-Cap	8.39	2.77	0.00
ProFund VP Utilities	13.25	8.95	0.00
Rydex VT Dow 2x Strategy Fund	12.19	4.55	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.54	11.83	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.57	3.36	0.00
Rydex VT S&P 500 2x Strategy Fund	11.03	3.44	0.00
Rydex VT U.S. Government Money Market Fund	9.67	9.53	0.00
Van Eck Worldwide Hard Assets Fund	13.95	7.30	0.00
Van Kampen LIT Growth and Income Portfolio	10.82	7.15	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.08	9.18	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.08	6.36	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.77	6.10	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.37	6.49	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.93	6.00	0.00

Table 17 – 2.60% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.20% M&E; 4% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Adaptive Allocation Portfolio	9.54	7.62	0.00
AIM V.I. Basic Value Series II	10.42	4.88	0.00
AIM V.I. Global Real Estate Series II	11.64	6.27	2379.49
AIM V.I. International Growth Series II	12.21	7.07	0.00
AIM V.I. Mid Cap Core Equity Series II	11.00	7.65	504.34
Alger American SmallCap Growth Portfolio	14.22	7.40	0.00
American Century VP Income & Growth Fund	11.16	7.10	0.00
American Century VP International Fund	14.94	8.02	0.00
American Century VP Large Company Value Fund	11.45	6.98	0.00
American Century VP Mid Cap Value Fund	11.33	8.33	0.00
American Century VP Ultra Fund	11.33	6.44	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.22	4.78	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.99	6.83	0.00
DireXion Dynamic HY Bond Fund	9.68	8.48	10846.36
DireXion Evolution Managed Bond Fund	9.94	9.99	0.00
DireXion Evolution Managed Equity Fund	9.81	7.04	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.95	6.98	0.00
Dreyfus VIF Appreciation Portfolio	11.55	7.91	678.51
Dreyfus VIF International Value Portfolio	10.66	6.49	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	8.96	5.76	665.60
PIMCO VIT All Asset Portfolio	11.36	9.31	0.00
PIMCO VIT High Yield Portfolio	10.53	7.84	11716.83
PIMCO VIT Low Duration Portfolio	10.63	10.30	2284.45
PIMCO VIT Real Return Portfolio	10.86	9.83	2360.11
PIMCO VIT Total Return Portfolio	10.88	11.10	2113.50
ProFund Access VP High Yield	10.31	9.58	0.00
ProFund VP Asia 30	16.39	7.85	0.00
ProFund VP Banks	7.53	3.89	0.00
ProFund VP Basic Materials	12.55	5.94	0.00
ProFund VP Bear	9.19	12.53	1715.26
ProFund VP Biotechnology	9.78	9.70	0.00
ProFund VP Bull	10.81	6.56	0.00
ProFund VP Consumer Goods	11.42	8.16	0.00
ProFund VP Consumer Services	9.60	6.41	0.00
ProFund VP Dow 30	12.35	7.56	0.00
ProFund VP Emerging Markets	10.08	4.90	0.00
ProFund VP Europe 30	11.54	6.30	0.00
ProFund VP Falling U.S. Dollar	9.92	9.17	0.00
ProFund VP Financials	8.61	4.15	0.00
ProFund VP Health Care	11.05	8.15	0.00
ProFund VP Industrials	10.86	6.30	0.00
ProFund VP International	9.75	5.28	0.00
ProFund VP Internet	10.67	5.74	0.00
ProFund VP Japan	9.01	5.19	0.00
ProFund VP Large-Cap Growth	11.01	6.92	0.00
ProFund VP Large-Cap Value	10.57	6.13	0.00
ProFund VP Mid-Cap	9.98	5.99	0.00
ProFund VP Mid-Cap Growth	10.50	6.26	0.00
ProFund VP Mid-Cap Value	9.84	6.11	0.00
ProFund VP Money Market	10.19	10.02	69821.05
ProFund VP NASDAQ-100	11.65	6.53	0.00
ProFund VP Oil & Gas	13.27	8.15	0.00
ProFund VP Pharmaceuticals	10.82	8.49	0.00
ProFund VP Precious Metals	10.26	6.92	0.00
ProFund VP Real Estate	9.31	5.33	0.00
ProFund VP Rising Rates Opportunity	8.50	5.14	0.00
ProFund VP Semiconductor	9.41	4.60	0.00
ProFund VP Short Dow 30	8.76	10.71	0.00
ProFund VP Short Emerging Markets	9.87	12.72	0.00
ProFund VP Short International	10.21	13.74	0.00
ProFund VP Short Mid-Cap	9.60	12.34	1379.01
ProFund VP Short NASDAQ-100	8.44	12.18	1780.81
ProFund VP Short Small-Cap	9.91	11.98	2117.54
ProFund VP Small-Cap	9.54	6.00	0.00
ProFund VP Small-Cap Growth	9.84	6.32	0.00
ProFund VP Small-Cap Value	9.18	6.20	0.00
ProFund VP Technology	11.49	6.23	0.00
ProFund VP Telecommunications	12.43	7.94	0.00
ProFund VP U.S. Government Plus	11.69	17.06	0.00
ProFund VP UltraBull	11.04	3.51	0.00
ProFund VP UltraMid-Cap	9.71	3.08	0.00
ProFund VP UltraNASDAQ-100	12.60	3.34	0.00
ProFund VP UltraShort Dow 30	9.99	13.56	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.39	0.00
ProFund VP UltraSmall-Cap	8.39	2.76	0.00
ProFund VP Utilities	13.24	8.94	0.00
Rydex VT Dow 2x Strategy Fund	12.18	4.54	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.54	11.81	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.56	3.35	0.00
Rydex VT S&P 500 2x Strategy Fund	11.02	3.44	0.00
Rydex VT U.S. Government Money Market Fund	10.24	10.09	0.00
Van Eck Worldwide Hard Assets Fund	13.94	7.29	0.00
Van Kampen LIT Growth and Income Portfolio	10.81	7.14	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.07	9.17	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.07	6.35	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.76	6.09	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.36	6.48	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.92	5.99	0.00

Table 18 – 2.65% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Adaptive Allocation Portfolio	9.53	7.61	0.00
AIM V.I. Basic Value Series II	10.41	4.87	0.00
AIM V.I. Global Real Estate Series II	11.63	6.26	0.00
AIM V.I. International Growth Series II	12.20	7.06	0.00
AIM V.I. Mid Cap Core Equity Series II	10.99	7.64	0.00
Alger American SmallCap Growth Portfolio	17.73	9.22	0.00
American Century VP Income & Growth Fund	12.28	7.80	3135.13
American Century VP International Fund	17.25	9.26	0.00
American Century VP Large Company Value Fund	11.52	7.02	0.00
American Century VP Mid Cap Value Fund	11.84	8.70	0.00
American Century VP Ultra Fund	10.97	6.23	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.21	4.77	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.98	6.82	0.00
DireXion Dynamic HY Bond Fund	9.67	8.47	0.00
DireXion Evolution Managed Bond Fund	9.93	9.98	0.00
DireXion Evolution Managed Equity Fund	9.80	7.03	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.94	6.97	0.00
Dreyfus VIF Appreciation Portfolio	11.54	7.90	0.00
Dreyfus VIF International Value Portfolio	10.65	6.48	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.34	6.00	0.00
PIMCO VIT All Asset Portfolio	11.35	9.29	0.00
PIMCO VIT High Yield Portfolio	10.52	7.83	0.00
PIMCO VIT Low Duration Portfolio	10.62	10.29	3205.96
PIMCO VIT Real Return Portfolio	10.85	9.81	2125.10
PIMCO VIT Total Return Portfolio	10.87	11.08	4030.91
ProFund Access VP High Yield	10.31	9.57	0.00
ProFund VP Asia 30	16.37	7.84	1587.35
ProFund VP Banks	7.53	3.89	0.00
ProFund VP Basic Materials	12.54	5.93	0.00
ProFund VP Bear	9.18	12.51	4567.92
ProFund VP Biotechnology	9.77	9.69	0.00
ProFund VP Bull	10.80	6.55	0.00
ProFund VP Consumer Goods	11.41	8.14	0.00
ProFund VP Consumer Services	9.59	6.41	0.00
ProFund VP Dow 30	12.34	7.55	0.00
ProFund VP Emerging Markets	10.08	4.90	2502.79
ProFund VP Europe 30	11.53	6.29	0.00
ProFund VP Falling U.S. Dollar	9.92	9.17	0.00
ProFund VP Financials	8.60	4.14	0.00
ProFund VP Health Care	11.04	8.14	0.00
ProFund VP Industrials	10.85	6.29	0.00
ProFund VP International	9.75	5.28	0.00
ProFund VP Internet	10.66	5.73	0.00
ProFund VP Japan	9.00	5.18	0.00
ProFund VP Large-Cap Growth	11.01	6.91	0.00
ProFund VP Large-Cap Value	10.56	6.12	0.00
ProFund VP Mid-Cap	9.98	5.99	0.00
ProFund VP Mid-Cap Growth	10.49	6.25	0.00
ProFund VP Mid-Cap Value	9.83	6.10	2029.03
ProFund VP Money Market	10.19	10.00	45809.16
ProFund VP NASDAQ-100	11.64	6.52	0.00
ProFund VP Oil & Gas	13.26	8.14	0.00
ProFund VP Pharmaceuticals	10.81	8.48	0.00
ProFund VP Precious Metals	10.25	6.91	0.00
ProFund VP Real Estate	9.30	5.32	0.00
ProFund VP Rising Rates Opportunity	8.49	5.13	0.00
ProFund VP Semiconductor	9.40	4.60	0.00
ProFund VP Short Dow 30	8.75	10.70	0.00
ProFund VP Short Emerging Markets	9.87	12.71	0.00
ProFund VP Short International	10.21	13.74	0.00
ProFund VP Short Mid-Cap	9.60	12.32	3674.58
ProFund VP Short NASDAQ-100	8.43	12.16	4729.39
ProFund VP Short Small-Cap	9.90	11.96	5632.32
ProFund VP Small-Cap	9.53	6.00	0.00
ProFund VP Small-Cap Growth	9.83	6.31	0.00
ProFund VP Small-Cap Value	9.17	6.19	2007.15
ProFund VP Technology	11.48	6.22	0.00
ProFund VP Telecommunications	12.42	7.93	0.00
ProFund VP U.S. Government Plus	11.68	17.04	0.00
ProFund VP UltraBull	11.03	3.50	0.00
ProFund VP UltraMid-Cap	9.71	3.07	0.00
ProFund VP UltraNASDAQ-100	12.59	3.34	0.00
ProFund VP UltraShort Dow 30	9.99	13.56	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.38	0.00
ProFund VP UltraSmall-Cap	8.38	2.76	0.00
ProFund VP Utilities	13.23	8.93	0.00
Rydex VT Dow 2x Strategy Fund	12.17	4.54	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.53	11.79	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.55	3.35	0.00
Rydex VT S&P 500 2x Strategy Fund	11.01	3.43	0.00
Rydex VT U.S. Government Money Market Fund	9.52	9.38	0.00
Van Eck Worldwide Hard Assets Fund	13.93	7.28	0.00
Van Kampen LIT Growth and Income Portfolio	10.80	7.13	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.06	9.16	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.06	6.34	1891.76
Van Kampen UIF Mid Cap Growth Portfolio	11.75	6.08	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.35	6.47	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.91	5.98	0.00

Table 19 – 2.70% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.45% M&E; 3% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E and 5% Extra Credit Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Adaptive Allocation Portfolio	9.53	7.61	0.00
AIM V.I. Basic Value Series II	10.40	4.87	0.00
AIM V.I. Global Real Estate Series II	11.62	6.25	0.00
AIM V.I. International Growth Series II	12.19	7.06	0.00
AIM V.I. Mid Cap Core Equity Series II	10.98	7.62	0.00
Alger American SmallCap Growth Portfolio	14.19	7.37	0.00
American Century VP Income & Growth Fund	11.14	7.07	0.00
American Century VP International Fund	14.91	7.99	0.00
American Century VP Large Company Value Fund	11.42	6.96	0.00
American Century VP Mid Cap Value Fund	11.30	8.30	0.00
American Century VP Ultra Fund	11.30	6.42	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.20	4.77	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.97	6.81	0.00
DireXion Dynamic HY Bond Fund	9.66	8.46	0.00
DireXion Evolution Managed Bond Fund	9.92	9.96	1867.61
DireXion Evolution Managed Equity Fund	9.79	7.02	2065.47
Dreyfus Socially Responsible Growth Fund, Inc.	10.93	6.96	0.00
Dreyfus VIF Appreciation Portfolio	11.53	7.88	0.00
Dreyfus VIF International Value Portfolio	10.64	6.47	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	8.93	5.74	0.00
PIMCO VIT All Asset Portfolio	11.34	9.28	0.00
PIMCO VIT High Yield Portfolio	10.51	7.82	0.00
PIMCO VIT Low Duration Portfolio	10.61	10.27	211.89
PIMCO VIT Real Return Portfolio	10.84	9.80	545.01
PIMCO VIT Total Return Portfolio	10.86	11.07	527.61
ProFund Access VP High Yield	10.30	9.56	0.00
ProFund VP Asia 30	16.36	7.83	0.00
ProFund VP Banks	7.52	3.88	0.00
ProFund VP Basic Materials	12.53	5.92	0.00
ProFund VP Bear	9.17	12.50	20.24
ProFund VP Biotechnology	9.76	9.68	0.00
ProFund VP Bull	10.79	6.55	0.00
ProFund VP Consumer Goods	11.40	8.13	0.00
ProFund VP Consumer Services	9.58	6.40	0.00
ProFund VP Dow 30	12.33	7.54	0.00
ProFund VP Emerging Markets	10.08	4.89	0.00
ProFund VP Europe 30	11.52	6.28	0.00
ProFund VP Falling U.S. Dollar	9.92	9.16	0.00
ProFund VP Financials	8.59	4.14	0.00
ProFund VP Health Care	11.03	8.13	0.00
ProFund VP Industrials	10.84	6.28	0.00
ProFund VP International	9.75	5.28	0.00
ProFund VP Internet	10.65	5.72	0.00
ProFund VP Japan	8.99	5.18	0.00
ProFund VP Large-Cap Growth	11.00	6.90	0.00
ProFund VP Large-Cap Value	10.55	6.11	0.00
ProFund VP Mid-Cap	9.98	5.99	0.00
ProFund VP Mid-Cap Growth	10.48	6.24	0.00
ProFund VP Mid-Cap Value	9.82	6.09	0.00
ProFund VP Money Market	10.18	9.99	17255.56
ProFund VP NASDAQ-100	11.63	6.51	0.00
ProFund VP Oil & Gas	13.25	8.13	0.00
ProFund VP Pharmaceuticals	10.81	8.46	0.00
ProFund VP Precious Metals	10.25	6.90	0.00
ProFund VP Real Estate	9.30	5.32	0.00
ProFund VP Rising Rates Opportunity	8.49	5.12	0.00
ProFund VP Semiconductor	9.40	4.59	0.00
ProFund VP Short Dow 30	8.75	10.68	0.00
ProFund VP Short Emerging Markets	9.87	12.70	0.00
ProFund VP Short International	10.21	13.73	0.00
ProFund VP Short Mid-Cap	9.59	12.30	16.27
ProFund VP Short NASDAQ-100	8.42	12.14	21.33
ProFund VP Short Small-Cap	9.89	11.95	25.15
ProFund VP Small-Cap	9.52	5.99	0.00
ProFund VP Small-Cap Growth	9.82	6.31	0.00
ProFund VP Small-Cap Value	9.16	6.18	0.00
ProFund VP Technology	11.47	6.21	0.00
ProFund VP Telecommunications	12.41	7.92	0.00
ProFund VP U.S. Government Plus	11.67	17.01	0.00
ProFund VP UltraBull	11.02	3.50	0.00
ProFund VP UltraMid-Cap	9.70	3.07	0.00
ProFund VP UltraNASDAQ-100	12.57	3.33	0.00
ProFund VP UltraShort Dow 30	9.99	13.55	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.37	0.00
ProFund VP UltraSmall-Cap	8.37	2.75	0.00
ProFund VP Utilities	13.22	8.92	0.00
Rydex VT Dow 2x Strategy Fund	12.16	4.53	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.52	11.78	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.54	3.34	0.00
Rydex VT S&P 500 2x Strategy Fund	11.00	3.43	0.00
Rydex VT U.S. Government Money Market Fund	10.22	10.06	0.00
Van Eck Worldwide Hard Assets Fund	13.92	7.27	107.46
Van Kampen LIT Growth and Income Portfolio	10.79	7.12	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.05	9.14	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.04	6.33	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.74	6.08	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.34	6.46	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.91	5.97	0.00

Table 20 – 2.75% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Adaptive Allocation Portfolio	9.53	7.60	0.00
AIM V.I. Basic Value Series II	10.39	4.86	0.00
AIM V.I. Global Real Estate Series II	11.61	6.24	0.00
AIM V.I. International Growth Series II	12.18	7.05	788.75
AIM V.I. Mid Cap Core Equity Series II	10.98	7.61	0.00
Alger American SmallCap Growth Portfolio	17.62	9.15	0.00
American Century VP Income & Growth Fund	12.20	7.75	0.00
American Century VP International Fund	17.15	9.19	0.00
American Century VP Large Company Value Fund	11.49	6.99	0.00
American Century VP Mid Cap Value Fund	11.81	8.67	0.00
American Century VP Ultra Fund	10.94	6.21	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.19	4.76	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.96	6.81	0.00
DireXion Dynamic HY Bond Fund	9.65	8.45	0.00
DireXion Evolution Managed Bond Fund	9.92	9.95	0.00
DireXion Evolution Managed Equity Fund	9.78	7.01	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.93	6.95	0.00
Dreyfus VIF Appreciation Portfolio	11.52	7.87	0.00
Dreyfus VIF International Value Portfolio	10.63	6.47	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.32	5.98	0.00
PIMCO VIT All Asset Portfolio	11.33	9.27	0.00
PIMCO VIT High Yield Portfolio	10.50	7.80	0.00
PIMCO VIT Low Duration Portfolio	10.60	10.26	881.29
PIMCO VIT Real Return Portfolio	10.83	9.79	909.56
PIMCO VIT Total Return Portfolio	10.85	11.05	815.15
ProFund Access VP High Yield	10.29	9.54	0.00
ProFund VP Asia 30	16.34	7.82	1194.69
ProFund VP Banks	7.51	3.88	0.00
ProFund VP Basic Materials	12.52	5.91	0.00
ProFund VP Bear	9.17	12.48	3123.33
ProFund VP Biotechnology	9.75	9.66	0.00
ProFund VP Bull	10.78	6.54	0.00
ProFund VP Consumer Goods	11.39	8.12	0.00
ProFund VP Consumer Services	9.57	6.39	0.00
ProFund VP Dow 30	12.32	7.53	0.00
ProFund VP Emerging Markets	10.08	4.89	0.00
ProFund VP Europe 30	11.51	6.27	1699.40
ProFund VP Falling U.S. Dollar	9.92	9.16	0.00
ProFund VP Financials	8.59	4.13	0.00
ProFund VP Health Care	11.03	8.12	0.00
ProFund VP Industrials	10.83	6.27	0.00
ProFund VP International	9.75	5.27	0.00
ProFund VP Internet	10.65	5.71	0.00
ProFund VP Japan	8.99	5.17	0.00
ProFund VP Large-Cap Growth	10.99	6.89	884.42
ProFund VP Large-Cap Value	10.54	6.11	0.00
ProFund VP Mid-Cap	9.98	5.98	0.00
ProFund VP Mid-Cap Growth	10.47	6.23	0.00
ProFund VP Mid-Cap Value	9.81	6.08	0.00
ProFund VP Money Market	10.17	9.98	33734.50
ProFund VP NASDAQ-100	11.62	6.50	0.00
ProFund VP Oil & Gas	13.24	8.12	786.58
ProFund VP Pharmaceuticals	10.80	8.45	0.00
ProFund VP Precious Metals	10.24	6.89	483.06
ProFund VP Real Estate	9.29	5.31	0.00
ProFund VP Rising Rates Opportunity	8.48	5.12	2566.64
ProFund VP Semiconductor	9.39	4.58	0.00
ProFund VP Short Dow 30	8.74	10.67	0.00
ProFund VP Short Emerging Markets	9.87	12.70	0.00
ProFund VP Short International	10.20	13.72	0.00
ProFund VP Short Mid-Cap	9.58	12.29	2513.06
ProFund VP Short NASDAQ-100	8.41	12.13	3268.65
ProFund VP Short Small-Cap	9.88	11.93	3875.81
ProFund VP Small-Cap	9.52	5.98	0.00
ProFund VP Small-Cap Growth	9.81	6.30	927.38
ProFund VP Small-Cap Value	9.16	6.17	0.00
ProFund VP Technology	11.46	6.20	0.00
ProFund VP Telecommunications	12.40	7.91	0.00
ProFund VP U.S. Government Plus	11.66	16.99	0.00
ProFund VP UltraBull	11.01	3.49	0.00
ProFund VP UltraMid-Cap	9.69	3.07	0.00
ProFund VP UltraNASDAQ-100	12.56	3.33	0.00
ProFund VP UltraShort Dow 30	9.99	13.54	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.36	0.00
ProFund VP UltraSmall-Cap	8.36	2.75	6791.43
ProFund VP Utilities	13.21	8.91	0.00
Rydex VT Dow 2x Strategy Fund	12.15	4.53	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.52	11.76	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.53	3.34	0.00
Rydex VT S&P 500 2x Strategy Fund	11.00	3.42	0.00
Rydex VT U.S. Government Money Market Fund	9.47	9.31	0.00
Van Eck Worldwide Hard Assets Fund	13.90	7.26	762.04
Van Kampen LIT Growth and Income Portfolio	10.78	7.11	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.04	9.13	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.03	6.32	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.73	6.07	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.33	6.46	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.90	5.96	0.00

Table 21 – 2.80% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll Up; Estate Planning Rider and 3 Year CDSC Rider

Adaptive Allocation Portfolio	9.53	7.60	0.00
AIM V.I. Basic Value Series II	10.38	4.86	0.00
AIM V.I. Global Real Estate Series II	11.60	6.23	0.00
AIM V.I. International Growth Series II	12.17	7.04	0.00
AIM V.I. Mid Cap Core Equity Series II	10.97	7.60	0.00
Alger American SmallCap Growth Portfolio	15.71	8.16	0.00
American Century VP Income & Growth Fund	11.51	7.30	0.00
American Century VP International Fund	15.82	8.47	0.00
American Century VP Large Company Value Fund	11.47	6.98	0.00
American Century VP Mid Cap Value Fund	11.79	8.65	0.00
American Century VP Ultra Fund	10.92	6.20	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.18	4.75	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.95	6.80	0.00
DireXion Dynamic HY Bond Fund	9.64	8.44	0.00
DireXion Evolution Managed Bond Fund	9.91	9.94	0.00
DireXion Evolution Managed Equity Fund	9.77	7.00	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.92	6.94	0.00
Dreyfus VIF Appreciation Portfolio	11.51	7.86	0.00
Dreyfus VIF International Value Portfolio	10.62	6.46	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.30	5.97	0.00
PIMCO VIT All Asset Portfolio	11.32	9.26	0.00
PIMCO VIT High Yield Portfolio	10.49	7.79	0.00
PIMCO VIT Low Duration Portfolio	10.59	10.25	427.90
PIMCO VIT Real Return Portfolio	10.82	9.77	442.67
PIMCO VIT Total Return Portfolio	10.84	11.04	395.83
ProFund Access VP High Yield	10.28	9.53	0.00
ProFund VP Asia 30	16.33	7.81	0.00
ProFund VP Banks	7.51	3.87	0.00
ProFund VP Basic Materials	12.50	5.91	0.00
ProFund VP Bear	9.16	12.46	1020.05
ProFund VP Biotechnology	9.75	9.65	0.00
ProFund VP Bull	10.77	6.53	0.00
ProFund VP Consumer Goods	11.38	8.11	0.00
ProFund VP Consumer Services	9.56	6.38	0.00
ProFund VP Dow 30	12.31	7.52	0.00
ProFund VP Emerging Markets	10.08	4.89	0.00
ProFund VP Europe 30	11.50	6.26	0.00
ProFund VP Falling U.S. Dollar	9.92	9.15	0.00
ProFund VP Financials	8.58	4.12	0.00
ProFund VP Health Care	11.02	8.11	0.00
ProFund VP Industrials	10.82	6.26	0.00
ProFund VP International	9.75	5.27	0.00
ProFund VP Internet	10.64	5.71	0.00
ProFund VP Japan	8.98	5.16	0.00
ProFund VP Large-Cap Growth	10.98	6.88	0.00
ProFund VP Large-Cap Value	10.53	6.10	0.00
ProFund VP Mid-Cap	9.98	5.98	0.00
ProFund VP Mid-Cap Growth	10.46	6.23	1165.18
ProFund VP Mid-Cap Value	9.80	6.07	1207.64
ProFund VP Money Market	10.16	9.96	25758.24
ProFund VP NASDAQ-100	11.61	6.49	0.00
ProFund VP Oil & Gas	13.23	8.11	0.00
ProFund VP Pharmaceuticals	10.79	8.44	0.00
ProFund VP Precious Metals	10.23	6.89	0.00
ProFund VP Real Estate	9.28	5.30	0.00
ProFund VP Rising Rates Opportunity	8.47	5.11	1468.68
ProFund VP Semiconductor	9.38	4.58	0.00
ProFund VP Short Dow 30	8.73	10.66	0.00
ProFund VP Short Emerging Markets	9.87	12.69	0.00
ProFund VP Short International	10.20	13.71	0.00
ProFund VP Short Mid-Cap	9.57	12.27	820.39
ProFund VP Short NASDAQ-100	8.41	12.11	1055.96
ProFund VP Short Small-Cap	9.88	11.92	1257.70
ProFund VP Small-Cap	9.51	5.97	0.00
ProFund VP Small-Cap Growth	9.80	6.29	0.00
ProFund VP Small-Cap Value	9.15	6.17	0.00
ProFund VP Technology	11.45	6.19	0.00
ProFund VP Telecommunications	12.39	7.90	0.00
ProFund VP U.S. Government Plus	11.65	16.97	0.00
ProFund VP UltraBull	11.00	3.49	0.00
ProFund VP UltraMid-Cap	9.68	3.06	0.00
ProFund VP UltraNASDAQ-100	12.55	3.33	0.00
ProFund VP UltraShort Dow 30	9.99	13.53	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.35	0.00
ProFund VP UltraSmall-Cap	8.36	2.75	3607.46
ProFund VP Utilities	13.20	8.89	0.00
Rydex VT Dow 2x Strategy Fund	12.14	4.52	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.51	11.75	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.52	3.33	0.00
Rydex VT S&P 500 2x Strategy Fund	10.99	3.42	0.00
Rydex VT U.S. Government Money Market Fund	10.10	9.93	9912.15
Van Eck Worldwide Hard Assets Fund	13.89	7.25	0.00
Van Kampen LIT Growth and Income Portfolio	10.78	7.10	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.03	9.12	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.02	6.32	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.72	6.06	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.32	6.45	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.89	5.96	0.00

Table 22 – 2.85% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.45% M&E; 4% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Adaptive Allocation Portfolio	9.52	7.59	0.00
AIM V.I. Basic Value Series II	10.37	4.85	0.00
AIM V.I. Global Real Estate Series II	11.59	6.23	0.00
AIM V.I. International Growth Series II	12.16	7.03	0.00
AIM V.I. Mid Cap Core Equity Series II	10.96	7.59	195.53
Alger American SmallCap Growth Portfolio	17.52	9.09	0.00
American Century VP Income & Growth Fund	12.13	7.70	199.98
American Century VP International Fund	17.05	9.13	116.56
American Century VP Large Company Value Fund	11.45	6.97	0.00
American Century VP Mid Cap Value Fund	11.77	8.64	0.00
American Century VP Ultra Fund	10.91	6.18	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.18	4.75	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.94	6.79	0.00
DireXion Dynamic HY Bond Fund	9.63	8.43	0.00
DireXion Evolution Managed Bond Fund	9.90	9.92	0.00
DireXion Evolution Managed Equity Fund	9.77	6.99	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.91	6.93	0.00
Dreyfus VIF Appreciation Portfolio	11.50	7.85	461.85
Dreyfus VIF International Value Portfolio	10.61	6.45	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.29	5.95	0.00
PIMCO VIT All Asset Portfolio	11.31	9.24	53.72
PIMCO VIT High Yield Portfolio	10.48	7.78	0.00
PIMCO VIT Low Duration Portfolio	10.58	10.23	0.00
PIMCO VIT Real Return Portfolio	10.81	9.76	131.11
PIMCO VIT Total Return Portfolio	10.84	11.02	130.62
ProFund Access VP High Yield	10.27	9.52	0.00
ProFund VP Asia 30	16.32	7.80	0.00
ProFund VP Banks	7.50	3.87	0.00
ProFund VP Basic Materials	12.49	5.90	0.00
ProFund VP Bear	9.15	12.45	0.00
ProFund VP Biotechnology	9.74	9.64	0.00
ProFund VP Bull	10.76	6.52	0.00
ProFund VP Consumer Goods	11.38	8.10	0.00
ProFund VP Consumer Services	9.56	6.37	0.00
ProFund VP Dow 30	12.30	7.51	0.00
ProFund VP Emerging Markets	10.08	4.89	0.00
ProFund VP Europe 30	11.49	6.25	0.00
ProFund VP Falling U.S. Dollar	9.92	9.15	0.00
ProFund VP Financials	8.57	4.12	0.00
ProFund VP Health Care	11.01	8.10	0.00
ProFund VP Industrials	10.82	6.25	0.00
ProFund VP International	9.75	5.27	0.00
ProFund VP Internet	10.63	5.70	0.00
ProFund VP Japan	8.97	5.16	0.00
ProFund VP Large-Cap Growth	10.97	6.87	0.00
ProFund VP Large-Cap Value	10.52	6.09	0.00
ProFund VP Mid-Cap	9.98	5.98	0.00
ProFund VP Mid-Cap Growth	10.45	6.22	0.00
ProFund VP Mid-Cap Value	9.80	6.06	0.00
ProFund VP Money Market	10.15	9.95	1859.77
ProFund VP NASDAQ-100	11.60	6.48	0.00
ProFund VP Oil & Gas	13.21	8.10	0.00
ProFund VP Pharmaceuticals	10.78	8.43	0.00
ProFund VP Precious Metals	10.22	6.88	0.00
ProFund VP Real Estate	9.27	5.29	0.00
ProFund VP Rising Rates Opportunity	8.47	5.10	0.00
ProFund VP Semiconductor	9.37	4.57	0.00
ProFund VP Short Dow 30	8.72	10.64	0.00
ProFund VP Short Emerging Markets	9.87	12.68	0.00
ProFund VP Short International	10.20	13.71	0.00
ProFund VP Short Mid-Cap	9.56	12.25	0.00
ProFund VP Short NASDAQ-100	8.40	12.10	0.00
ProFund VP Short Small-Cap	9.87	11.90	0.00
ProFund VP Small-Cap	9.50	5.96	165.14
ProFund VP Small-Cap Growth	9.80	6.28	159.34
ProFund VP Small-Cap Value	9.14	6.16	0.00
ProFund VP Technology	11.44	6.18	0.00
ProFund VP Telecommunications	12.38	7.89	0.00
ProFund VP U.S. Government Plus	11.64	16.94	0.00
ProFund VP UltraBull	10.99	3.48	0.00
ProFund VP UltraMid-Cap	9.67	3.06	0.00
ProFund VP UltraNASDAQ-100	12.54	3.32	0.00
ProFund VP UltraShort Dow 30	9.99	13.53	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.34	0.00
ProFund VP UltraSmall-Cap	8.35	2.74	0.00
ProFund VP Utilities	13.19	8.88	0.00
Rydex VT Dow 2x Strategy Fund	12.13	4.51	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.51	11.73	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.51	3.33	0.00
Rydex VT S&P 500 2x Strategy Fund	10.98	3.41	0.00
Rydex VT U.S. Government Money Market Fund	9.41	9.25	3206.33
Van Eck Worldwide Hard Assets Fund	13.88	7.24	51.33
Van Kampen LIT Growth and Income Portfolio	10.77	7.09	631.24
Van Kampen UIF Emerging Markets Debt Portfolio	11.02	9.11	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.01	6.31	62.69
Van Kampen UIF Mid Cap Growth Portfolio	11.71	6.05	163.87
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.31	6.44	148.99
Van Kampen UIF U.S. Real Estate Portfolio	9.88	5.95	261.64

Table 23 – 2.90% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Adaptive Allocation Portfolio	9.52	7.58	0.00
AIM V.I. Basic Value Series II	10.37	4.84	0.00
AIM V.I. Global Real Estate Series II	11.58	6.22	0.00
AIM V.I. International Growth Series II	12.15	7.02	0.00
AIM V.I. Mid Cap Core Equity Series II	10.95	7.58	0.00
Alger American SmallCap Growth Portfolio	14.12	7.32	0.00
American Century VP Income & Growth Fund	11.08	7.03	0.00
American Century VP International Fund	14.84	7.94	0.00
American Century VP Large Company Value Fund	11.37	6.91	0.00
American Century VP Mid Cap Value Fund	11.25	8.25	0.00
American Century VP Ultra Fund	11.25	6.38	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.17	4.74	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.94	6.78	0.00
DireXion Dynamic HY Bond Fund	9.63	8.42	0.00
DireXion Evolution Managed Bond Fund	9.89	9.91	14617.59
DireXion Evolution Managed Equity Fund	9.76	6.98	4076.02
Dreyfus Socially Responsible Growth Fund, Inc.	10.90	6.92	0.00
Dreyfus VIF Appreciation Portfolio	11.49	7.84	0.00
Dreyfus VIF International Value Portfolio	10.60	6.44	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	8.89	5.70	0.00
PIMCO VIT All Asset Portfolio	11.30	9.23	0.00
PIMCO VIT High Yield Portfolio	10.47	7.77	0.00
PIMCO VIT Low Duration Portfolio	10.57	10.22	68.52
PIMCO VIT Real Return Portfolio	10.80	9.75	70.42
PIMCO VIT Total Return Portfolio	10.83	11.01	63.36
ProFund Access VP High Yield	10.26	9.51	0.00
ProFund VP Asia 30	16.30	7.79	0.00
ProFund VP Banks	7.49	3.86	0.00
ProFund VP Basic Materials	12.48	5.89	0.00
ProFund VP Bear	9.14	12.43	0.00
ProFund VP Biotechnology	9.73	9.63	0.00
ProFund VP Bull	10.75	6.51	0.00
ProFund VP Consumer Goods	11.37	8.09	0.00
ProFund VP Consumer Services	9.55	6.36	0.00
ProFund VP Dow 30	12.29	7.50	0.00
ProFund VP Emerging Markets	10.08	4.88	0.00
ProFund VP Europe 30	11.48	6.25	0.00
ProFund VP Falling U.S. Dollar	9.92	9.14	0.00
ProFund VP Financials	8.56	4.11	0.00
ProFund VP Health Care	11.00	8.09	0.00
ProFund VP Industrials	10.81	6.25	0.00
ProFund VP International	9.75	5.26	0.00
ProFund VP Internet	10.62	5.69	0.00
ProFund VP Japan	8.96	5.15	0.00
ProFund VP Large-Cap Growth	10.96	6.86	0.00
ProFund VP Large-Cap Value	10.52	6.08	0.00
ProFund VP Mid-Cap	9.98	5.97	0.00
ProFund VP Mid-Cap Growth	10.45	6.21	0.00
ProFund VP Mid-Cap Value	9.79	6.06	0.00
ProFund VP Money Market	10.14	9.94	21097.02
ProFund VP NASDAQ-100	11.59	6.47	0.00
ProFund VP Oil & Gas	13.20	8.09	0.00
ProFund VP Pharmaceuticals	10.77	8.42	0.00
ProFund VP Precious Metals	10.21	6.87	0.00
ProFund VP Real Estate	9.27	5.29	0.00
ProFund VP Rising Rates Opportunity	8.46	5.10	0.00
ProFund VP Semiconductor	9.36	4.57	0.00
ProFund VP Short Dow 30	8.72	10.63	0.00
ProFund VP Short Emerging Markets	9.87	12.68	0.00
ProFund VP Short International	10.20	13.70	0.00
ProFund VP Short Mid-Cap	9.56	12.24	0.00
ProFund VP Short NASDAQ-100	8.39	12.08	0.00
ProFund VP Short Small-Cap	9.86	11.88	0.00
ProFund VP Small-Cap	9.49	5.96	0.00
ProFund VP Small-Cap Growth	9.79	6.27	0.00
ProFund VP Small-Cap Value	9.13	6.15	0.00
ProFund VP Technology	11.43	6.18	0.00
ProFund VP Telecommunications	12.37	7.88	0.00
ProFund VP U.S. Government Plus	11.63	16.92	0.00
ProFund VP UltraBull	10.98	3.48	0.00
ProFund VP UltraMid-Cap	9.67	3.05	0.00
ProFund VP UltraNASDAQ-100	12.53	3.32	0.00
ProFund VP UltraShort Dow 30	9.99	13.52	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.34	0.00
ProFund VP UltraSmall-Cap	8.34	2.74	0.00
ProFund VP Utilities	13.18	8.87	0.00
Rydex VT Dow 2x Strategy Fund	12.12	4.51	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.50	11.72	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.50	3.33	0.00
Rydex VT S&P 500 2x Strategy Fund	10.97	3.41	0.00
Rydex VT U.S. Government Money Market Fund	10.17	9.99	0.00
Van Eck Worldwide Hard Assets Fund	13.87	7.23	0.00
Van Kampen LIT Growth and Income Portfolio	10.76	7.08	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.01	9.09	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.99	6.30	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.70	6.04	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.30	6.43	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.87	5.94	0.00

Table 24 – 2.95% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step Up and 6% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Adaptive Allocation Portfolio	9.52	7.58	0.00
AIM V.I. Basic Value Series II	10.36	4.84	0.00
AIM V.I. Global Real Estate Series II	11.57	6.21	0.00
AIM V.I. International Growth Series II	12.14	7.01	0.00
AIM V.I. Mid Cap Core Equity Series II	10.94	7.57	0.00
Alger American SmallCap Growth Portfolio	14.10	7.31	0.00
American Century VP Income & Growth Fund	11.07	7.01	0.00
American Century VP International Fund	14.82	7.93	0.00
American Century VP Large Company Value Fund	11.35	6.90	0.00
American Century VP Mid Cap Value Fund	11.23	8.23	0.00
American Century VP Ultra Fund	11.24	6.37	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.16	4.74	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.93	6.77	0.00
DireXion Dynamic HY Bond Fund	9.62	8.41	0.00
DireXion Evolution Managed Bond Fund	9.88	9.90	0.00
DireXion Evolution Managed Equity Fund	9.75	6.97	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.89	6.92	0.00
Dreyfus VIF Appreciation Portfolio	11.48	7.83	0.00
Dreyfus VIF International Value Portfolio	10.60	6.43	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	8.88	5.69	0.00
PIMCO VIT All Asset Portfolio	11.29	9.22	0.00
PIMCO VIT High Yield Portfolio	10.47	7.76	0.00
PIMCO VIT Low Duration Portfolio	10.57	10.20	21.23
PIMCO VIT Real Return Portfolio	10.80	9.73	22.06
PIMCO VIT Total Return Portfolio	10.82	11.00	19.64
ProFund Access VP High Yield	10.25	9.49	0.00
ProFund VP Asia 30	16.29	7.78	0.00
ProFund VP Banks	7.49	3.86	0.00
ProFund VP Basic Materials	12.47	5.88	0.00
ProFund VP Bear	9.14	12.41	85.60
ProFund VP Biotechnology	9.72	9.61	0.00
ProFund VP Bull	10.74	6.50	0.00
ProFund VP Consumer Goods	11.36	8.08	0.00
ProFund VP Consumer Services	9.54	6.35	0.00
ProFund VP Dow 30	12.28	7.49	0.00
ProFund VP Emerging Markets	10.07	4.88	0.00
ProFund VP Europe 30	11.48	6.24	0.00
ProFund VP Falling U.S. Dollar	9.92	9.14	0.00
ProFund VP Financials	8.56	4.11	0.00
ProFund VP Health Care	10.99	8.08	0.00
ProFund VP Industrials	10.80	6.24	0.00
ProFund VP International	9.75	5.26	0.00
ProFund VP Internet	10.61	5.68	0.00
ProFund VP Japan	8.96	5.14	0.00
ProFund VP Large-Cap Growth	10.95	6.85	0.00
ProFund VP Large-Cap Value	10.51	6.07	0.00
ProFund VP Mid-Cap	9.98	5.97	0.00
ProFund VP Mid-Cap Growth	10.44	6.20	0.00
ProFund VP Mid-Cap Value	9.78	6.05	0.00
ProFund VP Money Market	10.14	9.92	5572.50
ProFund VP NASDAQ-100	11.58	6.46	0.00
ProFund VP Oil & Gas	13.19	8.08	0.00
ProFund VP Pharmaceuticals	10.76	8.41	0.00
ProFund VP Precious Metals	10.20	6.86	0.00
ProFund VP Real Estate	9.26	5.28	0.00
ProFund VP Rising Rates Opportunity	8.45	5.09	0.00
ProFund VP Semiconductor	9.36	4.56	0.00
ProFund VP Short Dow 30	8.71	10.61	0.00
ProFund VP Short Emerging Markets	9.87	12.67	0.00
ProFund VP Short International	10.20	13.69	0.00
ProFund VP Short Mid-Cap	9.55	12.22	68.85
ProFund VP Short NASDAQ-100	8.39	12.06	88.62
ProFund VP Short Small-Cap	9.85	11.87	105.54
ProFund VP Small-Cap	9.48	5.95	0.00
ProFund VP Small-Cap Growth	9.78	6.26	0.00
ProFund VP Small-Cap Value	9.13	6.14	0.00
ProFund VP Technology	11.42	6.17	0.00
ProFund VP Telecommunications	12.36	7.87	0.00
ProFund VP U.S. Government Plus	11.62	16.90	0.00
ProFund VP UltraBull	10.98	3.47	0.00
ProFund VP UltraMid-Cap	9.66	3.05	0.00
ProFund VP UltraNASDAQ-100	12.52	3.31	0.00
ProFund VP UltraShort Dow 30	9.99	13.51	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.33	0.00
ProFund VP UltraSmall-Cap	8.34	2.74	0.00
ProFund VP Utilities	13.17	8.86	0.00
Rydex VT Dow 2x Strategy Fund	12.11	4.50	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.49	11.70	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.49	3.32	0.00
Rydex VT S&P 500 2x Strategy Fund	10.96	3.41	0.00
Rydex VT U.S. Government Money Market Fund	10.16	9.97	0.00
Van Eck Worldwide Hard Assets Fund	13.86	7.22	0.00
Van Kampen LIT Growth and Income Portfolio	10.75	7.07	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.00	9.08	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.98	6.29	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.69	6.04	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.29	6.42	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.86	5.93	0.00

Table 25 – 3.00% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider and 4 Year CDSC Rider

Adaptive Allocation Portfolio	9.51	7.57	0.00
AIM V.I. Basic Value Series II	10.35	4.83	0.00
AIM V.I. Global Real Estate Series II	11.56	6.20	0.00
AIM V.I. International Growth Series II	12.13	7.00	0.00
AIM V.I. Mid Cap Core Equity Series II	10.93	7.56	0.00
Alger American SmallCap Growth Portfolio	17.36	9.00	0.00
American Century VP Income & Growth Fund	12.03	7.62	0.00
American Century VP International Fund	16.90	9.03	0.00
American Century VP Large Company Value Fund	11.40	6.92	0.00
American Century VP Mid Cap Value Fund	11.72	8.58	0.00
American Century VP Ultra Fund	10.86	6.15	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.15	4.73	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.92	6.76	0.00
DireXion Dynamic HY Bond Fund	9.61	8.39	0.00
DireXion Evolution Managed Bond Fund	9.87	9.88	0.00
DireXion Evolution Managed Equity Fund	9.74	6.96	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.88	6.91	0.00
Dreyfus VIF Appreciation Portfolio	11.47	7.82	0.00
Dreyfus VIF International Value Portfolio	10.59	6.42	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.25	5.92	0.00
PIMCO VIT All Asset Portfolio	11.28	9.21	0.00
PIMCO VIT High Yield Portfolio	10.46	7.75	5872.46
PIMCO VIT Low Duration Portfolio	10.56	10.19	532.47
PIMCO VIT Real Return Portfolio	10.79	9.72	547.27
PIMCO VIT Total Return Portfolio	10.81	10.98	492.36
ProFund Access VP High Yield	10.25	9.48	0.00
ProFund VP Asia 30	16.28	7.77	0.00
ProFund VP Banks	7.48	3.85	319.78
ProFund VP Basic Materials	12.46	5.87	452.73
ProFund VP Bear	9.13	12.40	2116.03
ProFund VP Biotechnology	9.71	9.60	140.59
ProFund VP Bull	10.74	6.49	1110.26
ProFund VP Consumer Goods	11.35	8.07	0.00
ProFund VP Consumer Services	9.53	6.35	0.00
ProFund VP Dow 30	12.27	7.48	0.00
ProFund VP Emerging Markets	10.07	4.88	0.00
ProFund VP Europe 30	11.47	6.23	0.00
ProFund VP Falling U.S. Dollar	9.92	9.13	0.00
ProFund VP Financials	8.55	4.10	0.00
ProFund VP Health Care	10.98	8.07	0.00
ProFund VP Industrials	10.79	6.23	0.00
ProFund VP International	9.75	5.26	0.00
ProFund VP Internet	10.60	5.67	0.00
ProFund VP Japan	8.95	5.14	0.00
ProFund VP Large-Cap Growth	10.94	6.85	0.00
ProFund VP Large-Cap Value	10.50	6.06	0.00
ProFund VP Mid-Cap	9.98	5.97	0.00
ProFund VP Mid-Cap Growth	10.43	6.19	0.00
ProFund VP Mid-Cap Value	9.77	6.04	0.00
ProFund VP Money Market	10.13	9.91	61573.37
ProFund VP NASDAQ-100	11.57	6.46	398.68
ProFund VP Oil & Gas	13.18	8.06	0.00
ProFund VP Pharmaceuticals	10.75	8.40	0.00
ProFund VP Precious Metals	10.19	6.85	0.00
ProFund VP Real Estate	9.25	5.27	0.00
ProFund VP Rising Rates Opportunity	8.45	5.08	0.00
ProFund VP Semiconductor	9.35	4.55	0.00
ProFund VP Short Dow 30	8.70	10.60	0.00
ProFund VP Short Emerging Markets	9.87	12.66	0.00
ProFund VP Short International	10.20	13.69	0.00
ProFund VP Short Mid-Cap	9.54	12.21	1700.83
ProFund VP Short NASDAQ-100	8.38	12.05	2230.00
ProFund VP Short Small-Cap	9.84	11.85	2628.97
ProFund VP Small-Cap	9.48	5.94	0.00
ProFund VP Small-Cap Growth	9.77	6.25	0.00
ProFund VP Small-Cap Value	9.12	6.13	441.18
ProFund VP Technology	11.41	6.16	0.00
ProFund VP Telecommunications	12.35	7.86	0.00
ProFund VP U.S. Government Plus	11.61	16.88	0.00
ProFund VP UltraBull	10.97	3.47	0.00
ProFund VP UltraMid-Cap	9.65	3.05	0.00
ProFund VP UltraNASDAQ-100	12.51	3.31	0.00
ProFund VP UltraShort Dow 30	9.99	13.51	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.32	0.00
ProFund VP UltraSmall-Cap	8.33	2.73	0.00
ProFund VP Utilities	13.15	8.85	0.00
Rydex VT Dow 2x Strategy Fund	12.10	4.50	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.49	11.68	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.47	3.32	0.00
Rydex VT S&P 500 2x Strategy Fund	10.95	3.40	0.00
Rydex VT U.S. Government Money Market Fund	9.33	9.16	1660.48
Van Eck Worldwide Hard Assets Fund	13.85	7.21	0.00
Van Kampen LIT Growth and Income Portfolio	10.74	7.06	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.99	9.07	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.97	6.28	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.68	6.03	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.28	6.41	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.86	5.92	0.00

Table 26 – 3.05% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

Adaptive Allocation Portfolio	9.51	7.56	0.00
AIM V.I. Basic Value Series II	10.34	4.82	0.00
AIM V.I. Global Real Estate Series II	11.55	6.19	0.00
AIM V.I. International Growth Series II	12.12	6.99	0.00
AIM V.I. Mid Cap Core Equity Series II	10.92	7.55	0.00
Alger American SmallCap Growth Portfolio	14.07	7.29	0.00
American Century VP Income & Growth Fund	11.04	6.99	0.00
American Century VP International Fund	14.79	7.90	0.00
American Century VP Large Company Value Fund	11.33	6.87	0.00
American Century VP Mid Cap Value Fund	11.21	8.21	0.00
American Century VP Ultra Fund	11.21	6.34	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.15	4.72	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.91	6.75	0.00
DireXion Dynamic HY Bond Fund	9.60	8.38	0.00
DireXion Evolution Managed Bond Fund	9.87	9.87	0.00
DireXion Evolution Managed Equity Fund	9.73	6.95	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.87	6.90	0.00
Dreyfus VIF Appreciation Portfolio	11.46	7.81	0.00
Dreyfus VIF International Value Portfolio	10.58	6.41	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	8.86	5.67	0.00
PIMCO VIT All Asset Portfolio	11.27	9.19	0.00
PIMCO VIT High Yield Portfolio	10.45	7.74	0.00
PIMCO VIT Low Duration Portfolio	10.55	10.18	1401.02
PIMCO VIT Real Return Portfolio	10.78	9.71	1455.99
PIMCO VIT Total Return Portfolio	10.80	10.97	1296.43
ProFund Access VP High Yield	10.24	9.47	0.00
ProFund VP Asia 30	16.26	7.76	0.00
ProFund VP Banks	7.47	3.85	0.00
ProFund VP Basic Materials	12.45	5.87	0.00
ProFund VP Bear	9.12	12.38	0.00
ProFund VP Biotechnology	9.71	9.59	0.00
ProFund VP Bull	10.73	6.48	0.00
ProFund VP Consumer Goods	11.34	8.06	0.00
ProFund VP Consumer Services	9.52	6.34	0.00
ProFund VP Dow 30	12.26	7.47	0.00
ProFund VP Emerging Markets	10.07	4.88	0.00
ProFund VP Europe 30	11.46	6.22	0.00
ProFund VP Falling U.S. Dollar	9.92	9.13	0.00
ProFund VP Financials	8.54	4.10	0.00
ProFund VP Health Care	10.97	8.05	0.00
ProFund VP Industrials	10.78	6.22	0.00
ProFund VP International	9.75	5.26	0.00
ProFund VP Internet	10.59	5.67	0.00
ProFund VP Japan	8.94	5.13	0.00
ProFund VP Large-Cap Growth	10.93	6.84	0.00
ProFund VP Large-Cap Value	10.49	6.06	0.00
ProFund VP Mid-Cap	9.98	5.97	0.00
ProFund VP Mid-Cap Growth	10.42	6.18	0.00
ProFund VP Mid-Cap Value	9.76	6.03	0.00
ProFund VP Money Market	10.12	9.90	15234.91
ProFund VP NASDAQ-100	11.56	6.45	0.00
ProFund VP Oil & Gas	13.17	8.05	0.00
ProFund VP Pharmaceuticals	10.74	8.39	0.00
ProFund VP Precious Metals	10.19	6.84	0.00
ProFund VP Real Estate	9.24	5.27	0.00
ProFund VP Rising Rates Opportunity	8.44	5.08	0.00
ProFund VP Semiconductor	9.34	4.55	0.00
ProFund VP Short Dow 30	8.69	10.58	0.00
ProFund VP Short Emerging Markets	9.87	12.65	0.00
ProFund VP Short International	10.20	13.68	0.00
ProFund VP Short Mid-Cap	9.53	12.19	0.00
ProFund VP Short NASDAQ-100	8.37	12.03	0.00
ProFund VP Short Small-Cap	9.83	11.84	0.00
ProFund VP Small-Cap	9.47	5.93	0.00
ProFund VP Small-Cap Growth	9.76	6.25	0.00
ProFund VP Small-Cap Value	9.11	6.12	0.00
ProFund VP Technology	11.40	6.15	0.00
ProFund VP Telecommunications	12.34	7.85	0.00
ProFund VP U.S. Government Plus	11.61	16.85	0.00
ProFund VP UltraBull	10.96	3.46	0.00
ProFund VP UltraMid-Cap	9.64	3.04	0.00
ProFund VP UltraNASDAQ-100	12.50	3.30	0.00
ProFund VP UltraShort Dow 30	9.99	13.50	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.31	0.00
ProFund VP UltraSmall-Cap	8.32	2.73	0.00
ProFund VP Utilities	13.14	8.83	0.00
Rydex VT Dow 2x Strategy Fund	12.09	4.49	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.48	11.67	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.46	3.31	0.00
Rydex VT S&P 500 2x Strategy Fund	10.94	3.40	0.00
Rydex VT U.S. Government Money Market Fund	10.13	9.94	0.00
Van Eck Worldwide Hard Assets Fund	13.84	7.20	0.00
Van Kampen LIT Growth and Income Portfolio	10.73	7.05	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.98	9.06	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.96	6.27	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.67	6.02	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.27	6.40	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.85	5.92	0.00

Table 27 – 3.10% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Adaptive Allocation Portfolio	9.51	7.56	0.00
AIM V.I. Basic Value Series II	10.33	4.82	0.00
AIM V.I. Global Real Estate Series II	11.54	6.18	780.55
AIM V.I. International Growth Series II	12.11	6.98	888.61
AIM V.I. Mid Cap Core Equity Series II	10.91	7.54	950.09
Alger American SmallCap Growth Portfolio	17.26	8.93	644.22
American Century VP Income & Growth Fund	11.95	7.56	0.00
American Century VP International Fund	16.80	8.97	306.68
American Century VP Large Company Value Fund	11.37	6.90	0.00
American Century VP Mid Cap Value Fund	11.68	8.55	0.00
American Century VP Ultra Fund	10.83	6.12	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.14	4.72	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.90	6.74	911.73
DireXion Dynamic HY Bond Fund	9.59	8.37	0.00
DireXion Evolution Managed Bond Fund	9.86	9.86	0.00
DireXion Evolution Managed Equity Fund	9.73	6.94	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.86	6.89	0.00
Dreyfus VIF Appreciation Portfolio	11.45	7.80	0.00
Dreyfus VIF International Value Portfolio	10.57	6.41	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.22	5.90	0.00
PIMCO VIT All Asset Portfolio	11.26	9.18	0.00
PIMCO VIT High Yield Portfolio	10.44	7.73	7508.92
PIMCO VIT Low Duration Portfolio	10.54	10.16	1163.99
PIMCO VIT Real Return Portfolio	10.77	9.70	1200.97
PIMCO VIT Total Return Portfolio	10.79	10.95	1076.64
ProFund Access VP High Yield	10.23	9.46	0.00
ProFund VP Asia 30	16.25	7.75	196.44
ProFund VP Banks	7.47	3.84	0.00
ProFund VP Basic Materials	12.44	5.86	1179.76
ProFund VP Bear	9.11	12.36	935.57
ProFund VP Biotechnology	9.70	9.57	0.00
ProFund VP Bull	10.72	6.48	0.00
ProFund VP Consumer Goods	11.33	8.05	0.00
ProFund VP Consumer Services	9.52	6.33	0.00
ProFund VP Dow 30	12.25	7.46	0.00
ProFund VP Emerging Markets	10.07	4.87	0.00
ProFund VP Europe 30	11.45	6.21	272.58
ProFund VP Falling U.S. Dollar	9.92	9.12	0.00
ProFund VP Financials	8.54	4.09	0.00
ProFund VP Health Care	10.96	8.04	0.00
ProFund VP Industrials	10.77	6.21	285.99
ProFund VP International	9.75	5.25	0.00
ProFund VP Internet	10.58	5.66	0.00
ProFund VP Japan	8.93	5.12	0.00
ProFund VP Large-Cap Growth	10.92	6.83	0.00
ProFund VP Large-Cap Value	10.48	6.05	0.00
ProFund VP Mid-Cap	9.98	5.96	0.00
ProFund VP Mid-Cap Growth	10.41	6.18	487.75
ProFund VP Mid-Cap Value	9.76	6.02	0.00
ProFund VP Money Market	10.11	9.88	101888.61
ProFund VP NASDAQ-100	11.55	6.44	0.00
ProFund VP Oil & Gas	13.16	8.04	480.15
ProFund VP Pharmaceuticals	10.73	8.37	0.00
ProFund VP Precious Metals	10.18	6.83	0.00
ProFund VP Real Estate	9.24	5.26	432.04
ProFund VP Rising Rates Opportunity	8.43	5.07	0.00
ProFund VP Semiconductor	9.33	4.54	0.00
ProFund VP Short Dow 30	8.69	10.57	0.00
ProFund VP Short Emerging Markets	9.87	12.65	0.00
ProFund VP Short International	10.20	13.67	0.00
ProFund VP Short Mid-Cap	9.52	12.17	752.06
ProFund VP Short NASDAQ-100	8.37	12.02	978.60
ProFund VP Short Small-Cap	9.83	11.82	1158.66
ProFund VP Small-Cap	9.46	5.92	0.00
ProFund VP Small-Cap Growth	9.76	6.24	0.00
ProFund VP Small-Cap Value	9.10	6.12	0.00
ProFund VP Technology	11.39	6.14	0.00
ProFund VP Telecommunications	12.33	7.84	413.49
ProFund VP U.S. Government Plus	11.60	16.83	0.00
ProFund VP UltraBull	10.95	3.46	0.00
ProFund VP UltraMid-Cap	9.63	3.04	0.00
ProFund VP UltraNASDAQ-100	12.49	3.30	0.00
ProFund VP UltraShort Dow 30	9.98	13.49	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.30	0.00
ProFund VP UltraSmall-Cap	8.32	2.73	0.00
ProFund VP Utilities	13.13	8.82	802.99
Rydex VT Dow 2x Strategy Fund	12.08	4.48	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.47	11.65	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.45	3.31	0.00
Rydex VT S&P 500 2x Strategy Fund	10.93	3.39	0.00
Rydex VT U.S. Government Money Market Fund	9.28	9.10	0.00
Van Eck Worldwide Hard Assets Fund	13.82	7.19	1144.15
Van Kampen LIT Growth and Income Portfolio	10.72	7.05	465.66
Van Kampen UIF Emerging Markets Debt Portfolio	10.98	9.05	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.94	6.27	283.25
Van Kampen UIF Mid Cap Growth Portfolio	11.66	6.01	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.26	6.40	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.84	5.91	0.00

Table 28 – 3.15% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider

Adaptive Allocation Portfolio	9.51	7.55	0.00
AIM V.I. Basic Value Series II	10.32	4.81	0.00
AIM V.I. Global Real Estate Series II	11.53	6.18	0.00
AIM V.I. International Growth Series II	12.10	6.97	0.00
AIM V.I. Mid Cap Core Equity Series II	10.90	7.53	0.00
Alger American SmallCap Growth Portfolio	14.04	7.26	0.00
American Century VP Income & Growth Fund	11.02	6.97	0.00
American Century VP International Fund	14.75	7.87	0.00
American Century VP Large Company Value Fund	11.30	6.85	0.00
American Century VP Mid Cap Value Fund	11.18	8.18	0.00
American Century VP Ultra Fund	11.19	6.32	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.13	4.71	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.89	6.73	0.00
DireXion Dynamic HY Bond Fund	9.59	8.36	0.00
DireXion Evolution Managed Bond Fund	9.85	9.84	0.00
DireXion Evolution Managed Equity Fund	9.72	6.93	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.85	6.88	0.00
Dreyfus VIF Appreciation Portfolio	11.44	7.79	0.00
Dreyfus VIF International Value Portfolio	10.56	6.40	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	8.84	5.65	0.00
PIMCO VIT All Asset Portfolio	11.25	9.17	0.00
PIMCO VIT High Yield Portfolio	10.43	7.72	379.26
PIMCO VIT Low Duration Portfolio	10.53	10.15	0.00
PIMCO VIT Real Return Portfolio	10.76	9.68	0.00
PIMCO VIT Total Return Portfolio	10.78	10.94	0.00
ProFund Access VP High Yield	10.22	9.44	0.00
ProFund VP Asia 30	16.24	7.74	338.83
ProFund VP Banks	7.46	3.84	430.12
ProFund VP Basic Materials	12.43	5.85	0.00
ProFund VP Bear	9.11	12.35	0.00
ProFund VP Biotechnology	9.69	9.56	0.00
ProFund VP Bull	10.71	6.47	0.00
ProFund VP Consumer Goods	11.32	8.04	297.25
ProFund VP Consumer Services	9.51	6.32	0.00
ProFund VP Dow 30	12.24	7.45	0.00
ProFund VP Emerging Markets	10.07	4.87	0.00
ProFund VP Europe 30	11.44	6.20	373.24
ProFund VP Falling U.S. Dollar	9.92	9.12	0.00
ProFund VP Financials	8.53	4.09	400.84
ProFund VP Health Care	10.95	8.03	0.00
ProFund VP Industrials	10.76	6.20	0.00
ProFund VP International	9.75	5.25	370.21
ProFund VP Internet	10.57	5.65	0.00
ProFund VP Japan	8.93	5.12	0.00
ProFund VP Large-Cap Growth	10.91	6.82	322.61
ProFund VP Large-Cap Value	10.47	6.04	0.00
ProFund VP Mid-Cap	9.98	5.96	0.00
ProFund VP Mid-Cap Growth	10.40	6.17	0.00
ProFund VP Mid-Cap Value	9.75	6.02	382.13
ProFund VP Money Market	10.10	9.87	1254.51
ProFund VP NASDAQ-100	11.54	6.43	322.40
ProFund VP Oil & Gas	13.15	8.03	0.00
ProFund VP Pharmaceuticals	10.72	8.36	0.00
ProFund VP Precious Metals	10.17	6.82	0.00
ProFund VP Real Estate	9.23	5.25	0.00
ProFund VP Rising Rates Opportunity	8.42	5.06	0.00
ProFund VP Semiconductor	9.33	4.54	0.00
ProFund VP Short Dow 30	8.68	10.56	0.00
ProFund VP Short Emerging Markets	9.87	12.64	0.00
ProFund VP Short International	10.20	13.66	0.00
ProFund VP Short Mid-Cap	9.52	12.16	0.00
ProFund VP Short NASDAQ-100	8.36	12.00	0.00
ProFund VP Short Small-Cap	9.82	11.80	0.00
ProFund VP Small-Cap	9.45	5.92	0.00
ProFund VP Small-Cap Growth	9.75	6.23	0.00
ProFund VP Small-Cap Value	9.10	6.11	387.72
ProFund VP Technology	11.38	6.14	0.00
ProFund VP Telecommunications	12.32	7.83	0.00
ProFund VP U.S. Government Plus	11.59	16.81	0.00
ProFund VP UltraBull	10.94	3.45	0.00
ProFund VP UltraMid-Cap	9.63	3.03	0.00
ProFund VP UltraNASDAQ-100	12.48	3.29	0.00
ProFund VP UltraShort Dow 30	9.98	13.48	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.29	0.00
ProFund VP UltraSmall-Cap	8.31	2.72	0.00
ProFund VP Utilities	13.12	8.81	0.00
Rydex VT Dow 2x Strategy Fund	12.07	4.48	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.47	11.64	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.44	3.30	0.00
Rydex VT S&P 500 2x Strategy Fund	10.92	3.39	0.00
Rydex VT U.S. Government Money Market Fund	10.11	9.91	0.00
Van Eck Worldwide Hard Assets Fund	13.81	7.18	0.00
Van Kampen LIT Growth and Income Portfolio	10.71	7.04	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.97	9.03	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.93	6.26	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.65	6.00	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.25	6.39	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.83	5.90	0.00

Table 29 – 3.20% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

Adaptive Allocation Portfolio	9.50	7.55	0.00
AIM V.I. Basic Value Series II	10.31	4.80	0.00
AIM V.I. Global Real Estate Series II	11.52	6.17	0.00
AIM V.I. International Growth Series II	12.09	6.96	0.00
AIM V.I. Mid Cap Core Equity Series II	10.89	7.52	457.93
Alger American SmallCap Growth Portfolio	15.12	7.82	0.00
American Century VP Income & Growth Fund	10.98	6.94	514.35
American Century VP International Fund	14.93	7.97	309.94
American Century VP Large Company Value Fund	11.27	6.83	0.00
American Century VP Mid Cap Value Fund	11.68	8.54	0.00
American Century VP Ultra Fund	11.10	6.27	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.12	4.70	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.88	6.72	0.00
DireXion Dynamic HY Bond Fund	9.58	8.35	0.00
DireXion Evolution Managed Bond Fund	9.84	9.83	14744.05
DireXion Evolution Managed Equity Fund	9.71	6.92	34017.37
Dreyfus Socially Responsible Growth Fund, Inc.	10.84	6.87	0.00
Dreyfus VIF Appreciation Portfolio	11.43	7.78	1081.60
Dreyfus VIF International Value Portfolio	10.55	6.39	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.15	5.84	0.00
PIMCO VIT All Asset Portfolio	11.25	9.16	125.80
PIMCO VIT High Yield Portfolio	10.42	7.71	0.00
PIMCO VIT Low Duration Portfolio	10.52	10.14	1290.41
PIMCO VIT Real Return Portfolio	10.75	9.67	1633.25
PIMCO VIT Total Return Portfolio	10.77	10.92	1499.08
ProFund Access VP High Yield	10.21	9.43	0.00
ProFund VP Asia 30	16.22	7.73	0.00
ProFund VP Banks	7.46	3.83	0.00
ProFund VP Basic Materials	12.42	5.84	0.00
ProFund VP Bear	9.10	12.33	3442.03
ProFund VP Biotechnology	9.68	9.55	0.00
ProFund VP Bull	10.70	6.46	0.00
ProFund VP Consumer Goods	11.31	8.03	0.00
ProFund VP Consumer Services	9.50	6.31	0.00
ProFund VP Dow 30	12.23	7.44	0.00
ProFund VP Emerging Markets	10.07	4.87	0.00
ProFund VP Europe 30	11.43	6.20	0.00
ProFund VP Falling U.S. Dollar	9.92	9.11	0.00
ProFund VP Financials	8.52	4.08	0.00
ProFund VP Health Care	10.94	8.02	0.00
ProFund VP Industrials	10.75	6.20	0.00
ProFund VP International	9.75	5.25	0.00
ProFund VP Internet	10.57	5.64	0.00
ProFund VP Japan	8.92	5.11	0.00
ProFund VP Large-Cap Growth	10.90	6.81	0.00
ProFund VP Large-Cap Value	10.46	6.03	0.00
ProFund VP Mid-Cap	9.98	5.96	0.00
ProFund VP Mid-Cap Growth	10.39	6.16	0.00
ProFund VP Mid-Cap Value	9.74	6.01	0.00
ProFund VP Money Market	10.09	9.86	75441.77
ProFund VP NASDAQ-100	11.53	6.42	0.00
ProFund VP Oil & Gas	13.14	8.02	0.00
ProFund VP Pharmaceuticals	10.72	8.35	0.00
ProFund VP Precious Metals	10.16	6.81	0.00
ProFund VP Real Estate	9.22	5.24	0.00
ProFund VP Rising Rates Opportunity	8.42	5.06	0.00
ProFund VP Semiconductor	9.32	4.53	0.00
ProFund VP Short Dow 30	8.67	10.54	0.00
ProFund VP Short Emerging Markets	9.87	12.63	0.00
ProFund VP Short International	10.20	13.66	0.00
ProFund VP Short Mid-Cap	9.51	12.14	2766.59
ProFund VP Short NASDAQ-100	8.35	11.98	3627.38
ProFund VP Short Small-Cap	9.81	11.79	4276.34
ProFund VP Small-Cap	9.45	5.91	386.75
ProFund VP Small-Cap Growth	9.74	6.22	373.13
ProFund VP Small-Cap Value	9.09	6.10	0.00
ProFund VP Technology	11.37	6.13	0.00
ProFund VP Telecommunications	12.31	7.82	0.00
ProFund VP U.S. Government Plus	11.58	16.79	0.00
ProFund VP UltraBull	10.93	3.45	0.00
ProFund VP UltraMid-Cap	9.62	3.03	0.00
ProFund VP UltraNASDAQ-100	12.47	3.29	0.00
ProFund VP UltraShort Dow 30	9.98	13.48	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.28	0.00
ProFund VP UltraSmall-Cap	8.30	2.72	0.00
ProFund VP Utilities	13.11	8.80	0.00
Rydex VT Dow 2x Strategy Fund	12.06	4.47	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.46	11.62	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.43	3.30	0.00
Rydex VT S&P 500 2x Strategy Fund	10.91	3.38	0.00
Rydex VT U.S. Government Money Market Fund	10.03	9.82	0.00
Van Eck Worldwide Hard Assets Fund	13.80	7.17	120.20
Van Kampen LIT Growth and Income Portfolio	10.70	7.03	1478.23
Van Kampen UIF Emerging Markets Debt Portfolio	10.96	9.02	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.92	6.25	146.82
Van Kampen UIF Mid Cap Growth Portfolio	11.64	5.99	383.75
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.24	6.38	348.90
Van Kampen UIF U.S. Real Estate Portfolio	9.82	5.89	612.74

Table 30 – 3.25% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Adaptive Allocation Portfolio	9.50	7.54	0.00
AIM V.I. Basic Value Series II	10.31	4.80	0.00
AIM V.I. Global Real Estate Series II	11.51	6.16	0.00
AIM V.I. International Growth Series II	12.08	6.95	0.00
AIM V.I. Mid Cap Core Equity Series II	10.88	7.51	118.88
Alger American SmallCap Growth Portfolio	17.11	8.84	0.00
American Century VP Income & Growth Fund	11.85	7.49	123.65
American Century VP International Fund	16.65	8.88	72.08
American Century VP Large Company Value Fund	11.32	6.85	0.00
American Century VP Mid Cap Value Fund	11.63	8.50	0.00
American Century VP Ultra Fund	10.78	6.09	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.12	4.70	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.87	6.71	0.00
DireXion Dynamic HY Bond Fund	9.57	8.34	0.00
DireXion Evolution Managed Bond Fund	9.83	9.82	0.00
DireXion Evolution Managed Equity Fund	9.70	6.91	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.83	6.86	0.00
Dreyfus VIF Appreciation Portfolio	11.42	7.77	280.80
Dreyfus VIF International Value Portfolio	10.54	6.38	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.18	5.86	0.00
PIMCO VIT All Asset Portfolio	11.24	9.14	32.66
PIMCO VIT High Yield Portfolio	10.41	7.70	0.00
PIMCO VIT Low Duration Portfolio	10.51	10.12	2522.50
PIMCO VIT Real Return Portfolio	10.74	9.66	2684.94
PIMCO VIT Total Return Portfolio	10.76	10.91	2412.99
ProFund Access VP High Yield	10.20	9.42	0.00
ProFund VP Asia 30	16.21	7.71	0.00
ProFund VP Banks	7.45	3.83	244.23
ProFund VP Basic Materials	12.41	5.84	333.06
ProFund VP Bear	9.09	12.31	118.38
ProFund VP Biotechnology	9.67	9.54	109.94
ProFund VP Bull	10.69	6.45	1079.57
ProFund VP Consumer Goods	11.30	8.02	0.00
ProFund VP Consumer Services	9.49	6.30	0.00
ProFund VP Dow 30	12.22	7.43	0.00
ProFund VP Emerging Markets	10.07	4.87	0.00
ProFund VP Europe 30	11.42	6.19	91.75
ProFund VP Falling U.S. Dollar	9.92	9.11	0.00
ProFund VP Financials	8.51	4.08	0.00
ProFund VP Health Care	10.93	8.01	0.00
ProFund VP Industrials	10.74	6.19	0.00
ProFund VP International	9.75	5.24	0.00
ProFund VP Internet	10.56	5.64	0.00
ProFund VP Japan	8.91	5.10	0.00
ProFund VP Large-Cap Growth	10.90	6.80	0.00
ProFund VP Large-Cap Value	10.45	6.02	0.00
ProFund VP Mid-Cap	9.98	5.95	0.00
ProFund VP Mid-Cap Growth	10.39	6.15	0.00
ProFund VP Mid-Cap Value	9.73	6.00	92.89
ProFund VP Money Market	10.08	9.84	59055.49
ProFund VP NASDAQ-100	11.52	6.41	305.61
ProFund VP Oil & Gas	13.13	8.01	91.05
ProFund VP Pharmaceuticals	10.71	8.34	0.00
ProFund VP Precious Metals	10.15	6.80	0.00
ProFund VP Real Estate	9.21	5.24	0.00
ProFund VP Rising Rates Opportunity	8.41	5.05	107.55
ProFund VP Semiconductor	9.31	4.52	0.00
ProFund VP Short Dow 30	8.67	10.53	0.00
ProFund VP Short Emerging Markets	9.87	12.63	0.00
ProFund VP Short International	10.20	13.65	0.00
ProFund VP Short Mid-Cap	9.50	12.12	95.16
ProFund VP Short NASDAQ-100	8.34	11.97	124.75
ProFund VP Short Small-Cap	9.80	11.77	147.08
ProFund VP Small-Cap	9.44	5.90	100.40
ProFund VP Small-Cap Growth	9.73	6.21	96.87
ProFund VP Small-Cap Value	9.08	6.09	440.48
ProFund VP Technology	11.36	6.12	0.00
ProFund VP Telecommunications	12.30	7.81	0.00
ProFund VP U.S. Government Plus	11.57	16.76	0.00
ProFund VP UltraBull	10.92	3.45	0.00
ProFund VP UltraMid-Cap	9.61	3.02	0.00
ProFund VP UltraNASDAQ-100	12.46	3.29	0.00
ProFund VP UltraShort Dow 30	9.98	13.47	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.27	0.00
ProFund VP UltraSmall-Cap	8.29	2.71	0.00
ProFund VP Utilities	13.10	8.79	0.00
Rydex VT Dow 2x Strategy Fund	12.05	4.47	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.46	11.61	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.42	3.29	0.00
Rydex VT S&P 500 2x Strategy Fund	10.90	3.38	0.00
Rydex VT U.S. Government Money Market Fund	9.20	9.01	0.00
Van Eck Worldwide Hard Assets Fund	13.79	7.16	31.20
Van Kampen LIT Growth and Income Portfolio	10.70	7.02	383.77
Van Kampen UIF Emerging Markets Debt Portfolio	10.95	9.01	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.91	6.24	38.12
Van Kampen UIF Mid Cap Growth Portfolio	11.63	5.99	99.63
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.23	6.37	90.58
Van Kampen UIF U.S. Real Estate Portfolio	9.82	5.88	159.08

Table 31 – 3.30% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider and 3 Year CDSC

Base Contract with 1.30% M&E; 5% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

Adaptive Allocation Portfolio	9.50	7.53	0.00
AIM V.I. Basic Value Series II	10.30	4.79	0.00
AIM V.I. Global Real Estate Series II	11.50	6.15	0.00
AIM V.I. International Growth Series II	12.07	6.94	1993.11
AIM V.I. Mid Cap Core Equity Series II	10.88	7.50	0.00
Alger American SmallCap Growth Portfolio	11.56	5.97	361.08
American Century VP Income & Growth Fund	10.52	6.64	0.00
American Century VP International Fund	12.16	6.48	0.00
American Century VP Large Company Value Fund	10.53	6.37	0.00
American Century VP Mid Cap Value Fund	10.29	7.52	0.00
American Century VP Ultra Fund	11.19	6.32	1634.75
Credit Suisse Trust - Global Small Cap Portfolio	9.11	4.69	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.86	6.71	0.00
DireXion Dynamic HY Bond Fund	9.56	8.33	0.00
DireXion Evolution Managed Bond Fund	9.83	9.81	0.00
DireXion Evolution Managed Equity Fund	9.69	6.90	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.83	6.85	0.00
Dreyfus VIF Appreciation Portfolio	11.41	7.76	0.00
Dreyfus VIF International Value Portfolio	10.53	6.37	1096.58
Goldman Sachs VIT Structured Small Cap Equity Fund	7.90	5.04	592.02
PIMCO VIT All Asset Portfolio	11.23	9.13	0.00
PIMCO VIT High Yield Portfolio	10.40	7.69	0.00
PIMCO VIT Low Duration Portfolio	10.50	10.11	3416.22
PIMCO VIT Real Return Portfolio	10.73	9.64	1520.96
PIMCO VIT Total Return Portfolio	10.75	10.89	3516.55
ProFund Access VP High Yield	10.19	9.40	0.00
ProFund VP Asia 30	16.20	7.70	0.00
ProFund VP Banks	7.44	3.82	0.00
ProFund VP Basic Materials	12.40	5.83	0.00
ProFund VP Bear	9.08	12.30	5890.73
ProFund VP Biotechnology	9.67	9.52	0.00
ProFund VP Bull	10.68	6.44	0.00
ProFund VP Consumer Goods	11.29	8.00	0.00
ProFund VP Consumer Services	9.48	6.30	0.00
ProFund VP Dow 30	12.21	7.42	0.00
ProFund VP Emerging Markets	10.07	4.86	0.00
ProFund VP Europe 30	11.41	6.18	0.00
ProFund VP Falling U.S. Dollar	9.92	9.10	0.00
ProFund VP Financials	8.51	4.07	0.00
ProFund VP Health Care	10.92	8.00	0.00
ProFund VP Industrials	10.73	6.18	0.00
ProFund VP International	9.75	5.24	0.00
ProFund VP Internet	10.55	5.63	0.00
ProFund VP Japan	8.90	5.10	0.00
ProFund VP Large-Cap Growth	10.89	6.79	1597.82
ProFund VP Large-Cap Value	10.45	6.02	0.00
ProFund VP Mid-Cap	9.98	5.95	0.00
ProFund VP Mid-Cap Growth	10.38	6.14	0.00
ProFund VP Mid-Cap Value	9.72	5.99	1046.60
ProFund VP Money Market	10.08	9.83	57539.70
ProFund VP NASDAQ-100	11.51	6.40	0.00
ProFund VP Oil & Gas	13.12	8.00	0.00
ProFund VP Pharmaceuticals	10.70	8.33	0.00
ProFund VP Precious Metals	10.14	6.79	0.00
ProFund VP Real Estate	9.20	5.23	0.00
ProFund VP Rising Rates Opportunity	8.40	5.04	0.00
ProFund VP Semiconductor	9.30	4.52	0.00
ProFund VP Short Dow 30	8.66	10.51	0.00
ProFund VP Short Emerging Markets	9.87	12.62	0.00
ProFund VP Short International	10.20	13.64	0.00
ProFund VP Short Mid-Cap	9.49	12.11	4730.99
ProFund VP Short NASDAQ-100	8.34	11.95	6171.43
ProFund VP Short Small-Cap	9.79	11.76	7288.77
ProFund VP Small-Cap	9.43	5.89	403.67
ProFund VP Small-Cap Growth	9.72	6.20	0.00
ProFund VP Small-Cap Value	9.07	6.08	331.68
ProFund VP Technology	11.35	6.11	0.00
ProFund VP Telecommunications	12.29	7.80	0.00
ProFund VP U.S. Government Plus	11.56	16.74	0.00
ProFund VP UltraBull	10.91	3.44	0.00
ProFund VP UltraMid-Cap	9.60	3.02	0.00
ProFund VP UltraNASDAQ-100	12.45	3.28	0.00
ProFund VP UltraShort Dow 30	9.98	13.46	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.26	0.00
ProFund VP UltraSmall-Cap	8.29	2.71	0.00
ProFund VP Utilities	13.09	8.78	0.00
Rydex VT Dow 2x Strategy Fund	12.04	4.46	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.45	11.59	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.41	3.29	0.00
Rydex VT S&P 500 2x Strategy Fund	10.90	3.37	0.00
Rydex VT U.S. Government Money Market Fund	10.10	9.88	1304.49
Van Eck Worldwide Hard Assets Fund	13.78	7.15	1076.65
Van Kampen LIT Growth and Income Portfolio	10.69	7.01	2138.78
Van Kampen UIF Emerging Markets Debt Portfolio	10.94	9.00	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.89	6.23	336.06
Van Kampen UIF Mid Cap Growth Portfolio	11.62	5.98	904.75
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.23	6.36	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.81	5.88	535.33

Table 32 – 3.35% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Adaptive Allocation Portfolio	9.49	7.53	0.00
AIM V.I. Basic Value Series II	10.29	4.78	0.00
AIM V.I. Global Real Estate Series II	11.49	6.14	0.00
AIM V.I. International Growth Series II	12.06	6.93	0.00
AIM V.I. Mid Cap Core Equity Series II	10.87	7.49	0.00
Alger American SmallCap Growth Portfolio	17.01	8.78	0.00
American Century VP Income & Growth Fund	11.78	7.43	0.00
American Century VP International Fund	16.55	8.82	0.00
American Century VP Large Company Value Fund	11.28	6.83	0.00
American Century VP Mid Cap Value Fund	11.60	8.46	0.00
American Century VP Ultra Fund	10.74	6.06	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.10	4.69	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.85	6.70	0.00
DireXion Dynamic HY Bond Fund	9.55	8.32	0.00
DireXion Evolution Managed Bond Fund	9.82	9.79	0.00
DireXion Evolution Managed Equity Fund	9.69	6.90	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.82	6.84	0.00
Dreyfus VIF Appreciation Portfolio	11.40	7.75	0.00
Dreyfus VIF International Value Portfolio	10.52	6.36	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.15	5.84	0.00
PIMCO VIT All Asset Portfolio	11.22	9.12	0.00
PIMCO VIT High Yield Portfolio	10.40	7.68	0.00
PIMCO VIT Low Duration Portfolio	10.50	10.10	3209.59
PIMCO VIT Real Return Portfolio	10.72	9.63	3308.03
PIMCO VIT Total Return Portfolio	10.75	10.88	2968.53
ProFund Access VP High Yield	10.19	9.39	0.00
ProFund VP Asia 30	16.18	7.69	0.00
ProFund VP Banks	7.44	3.82	0.00
ProFund VP Basic Materials	12.39	5.82	0.00
ProFund VP Bear	9.08	12.28	3527.11
ProFund VP Biotechnology	9.66	9.51	0.00
ProFund VP Bull	10.67	6.43	0.00
ProFund VP Consumer Goods	11.28	7.99	0.00
ProFund VP Consumer Services	9.48	6.29	0.00
ProFund VP Dow 30	12.20	7.41	0.00
ProFund VP Emerging Markets	10.07	4.86	0.00
ProFund VP Europe 30	11.40	6.17	0.00
ProFund VP Falling U.S. Dollar	9.92	9.10	0.00
ProFund VP Financials	8.50	4.06	0.00
ProFund VP Health Care	10.92	7.99	0.00
ProFund VP Industrials	10.73	6.17	0.00
ProFund VP International	9.75	5.24	0.00
ProFund VP Internet	10.54	5.62	0.00
ProFund VP Japan	8.90	5.09	0.00
ProFund VP Large-Cap Growth	10.88	6.78	0.00
ProFund VP Large-Cap Value	10.44	6.01	0.00
ProFund VP Mid-Cap	9.98	5.95	0.00
ProFund VP Mid-Cap Growth	10.37	6.13	0.00
ProFund VP Mid-Cap Value	9.72	5.98	0.00
ProFund VP Money Market	10.07	9.82	77297.16
ProFund VP NASDAQ-100	11.50	6.40	0.00
ProFund VP Oil & Gas	13.10	7.99	0.00
ProFund VP Pharmaceuticals	10.69	8.32	0.00
ProFund VP Precious Metals	10.13	6.78	0.00
ProFund VP Real Estate	9.20	5.22	0.00
ProFund VP Rising Rates Opportunity	8.40	5.04	0.00
ProFund VP Semiconductor	9.29	4.51	0.00
ProFund VP Short Dow 30	8.65	10.50	0.00
ProFund VP Short Emerging Markets	9.87	12.61	0.00
ProFund VP Short International	10.20	13.63	0.00
ProFund VP Short Mid-Cap	9.49	12.09	2846.30
ProFund VP Short NASDAQ-100	8.33	11.94	3658.50
ProFund VP Short Small-Cap	9.79	11.74	4385.12
ProFund VP Small-Cap	9.42	5.88	0.00
ProFund VP Small-Cap Growth	9.71	6.20	0.00
ProFund VP Small-Cap Value	9.06	6.08	0.00
ProFund VP Technology	11.34	6.10	0.00
ProFund VP Telecommunications	12.28	7.79	0.00
ProFund VP U.S. Government Plus	11.55	16.72	0.00
ProFund VP UltraBull	10.90	3.44	0.00
ProFund VP UltraMid-Cap	9.59	3.02	0.00
ProFund VP UltraNASDAQ-100	12.44	3.28	0.00
ProFund VP UltraShort Dow 30	9.98	13.45	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.25	0.00
ProFund VP UltraSmall-Cap	8.28	2.71	0.00
ProFund VP Utilities	13.08	8.76	0.00
Rydex VT Dow 2x Strategy Fund	12.03	4.45	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.44	11.58	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.40	3.29	0.00
Rydex VT S&P 500 2x Strategy Fund	10.89	3.37	0.00
Rydex VT U.S. Government Money Market Fund	9.15	8.95	0.00
Van Eck Worldwide Hard Assets Fund	13.77	7.14	0.00
Van Kampen LIT Growth and Income Portfolio	10.68	7.00	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.93	8.99	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.88	6.22	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.61	5.97	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.22	6.35	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.80	5.87	0.00

Table 33 – 3.40% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Adaptive Allocation Portfolio	9.49	7.52	0.00
AIM V.I. Basic Value Series II	10.28	4.78	0.00
AIM V.I. Global Real Estate Series II	11.48	6.13	0.00
AIM V.I. International Growth Series II	12.05	6.92	0.00
AIM V.I. Mid Cap Core Equity Series II	10.86	7.48	0.00
Alger American SmallCap Growth Portfolio	13.95	7.20	0.00
American Century VP Income & Growth Fund	10.95	6.91	0.00
American Century VP International Fund	14.66	7.81	0.00
American Century VP Large Company Value Fund	11.23	6.79	0.00
American Century VP Mid Cap Value Fund	11.12	8.11	0.00
American Century VP Ultra Fund	11.12	6.27	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.09	4.68	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.84	6.69	0.00
DireXion Dynamic HY Bond Fund	9.55	8.31	0.00
DireXion Evolution Managed Bond Fund	9.81	9.78	0.00
DireXion Evolution Managed Equity Fund	9.68	6.89	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.81	6.83	0.00
Dreyfus VIF Appreciation Portfolio	11.39	7.74	0.00
Dreyfus VIF International Value Portfolio	10.52	6.35	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	8.79	5.60	0.00
PIMCO VIT All Asset Portfolio	11.21	9.11	0.00
PIMCO VIT High Yield Portfolio	10.39	7.67	0.00
PIMCO VIT Low Duration Portfolio	10.49	10.08	172.44
PIMCO VIT Real Return Portfolio	10.72	9.62	180.78
PIMCO VIT Total Return Portfolio	10.74	10.86	159.68
ProFund Access VP High Yield	10.18	9.38	0.00
ProFund VP Asia 30	16.17	7.68	0.00
ProFund VP Banks	7.43	3.81	0.00
ProFund VP Basic Materials	12.38	5.81	0.00
ProFund VP Bear	9.07	12.26	708.55
ProFund VP Biotechnology	9.65	9.50	0.00
ProFund VP Bull	10.66	6.42	0.00
ProFund VP Consumer Goods	11.27	7.98	0.00
ProFund VP Consumer Services	9.47	6.28	0.00
ProFund VP Dow 30	12.19	7.40	0.00
ProFund VP Emerging Markets	10.07	4.86	0.00
ProFund VP Europe 30	11.39	6.16	0.00
ProFund VP Falling U.S. Dollar	9.91	9.09	0.00
ProFund VP Financials	8.49	4.06	0.00
ProFund VP Health Care	10.91	7.98	0.00
ProFund VP Industrials	10.72	6.16	0.00
ProFund VP International	9.75	5.24	0.00
ProFund VP Internet	10.53	5.61	0.00
ProFund VP Japan	8.89	5.08	0.00
ProFund VP Large-Cap Growth	10.87	6.77	0.00
ProFund VP Large-Cap Value	10.43	6.00	0.00
ProFund VP Mid-Cap	9.98	5.94	0.00
ProFund VP Mid-Cap Growth	10.36	6.13	0.00
ProFund VP Mid-Cap Value	9.71	5.98	0.00
ProFund VP Money Market	10.06	9.80	4415.13
ProFund VP NASDAQ-100	11.49	6.39	0.00
ProFund VP Oil & Gas	13.09	7.98	0.00
ProFund VP Pharmaceuticals	10.68	8.31	0.00
ProFund VP Precious Metals	10.13	6.78	0.00
ProFund VP Real Estate	9.19	5.22	0.00
ProFund VP Rising Rates Opportunity	8.39	5.03	1250.21
ProFund VP Semiconductor	9.29	4.51	0.00
ProFund VP Short Dow 30	8.64	10.49	0.00
ProFund VP Short Emerging Markets	9.87	12.61	0.00
ProFund VP Short International	10.20	13.63	0.00
ProFund VP Short Mid-Cap	9.48	12.08	575.61
ProFund VP Short NASDAQ-100	8.32	11.92	729.03
ProFund VP Short Small-Cap	9.78	11.73	889.34
ProFund VP Small-Cap	9.41	5.88	0.00
ProFund VP Small-Cap Growth	9.71	6.19	0.00
ProFund VP Small-Cap Value	9.06	6.07	0.00
ProFund VP Technology	11.33	6.09	0.00
ProFund VP Telecommunications	12.27	7.78	0.00
ProFund VP U.S. Government Plus	11.54	16.70	0.00
ProFund VP UltraBull	10.89	3.43	0.00
ProFund VP UltraMid-Cap	9.59	3.01	0.00
ProFund VP UltraNASDAQ-100	12.43	3.27	0.00
ProFund VP UltraShort Dow 30	9.98	13.45	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.24	0.00
ProFund VP UltraSmall-Cap	8.27	2.70	3071.06
ProFund VP Utilities	13.07	8.75	0.00
Rydex VT Dow 2x Strategy Fund	12.02	4.45	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.44	11.56	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.39	3.28	0.00
Rydex VT S&P 500 2x Strategy Fund	10.88	3.36	0.00
Rydex VT U.S. Government Money Market Fund	10.05	9.82	0.00
Van Eck Worldwide Hard Assets Fund	13.75	7.14	0.00
Van Kampen LIT Growth and Income Portfolio	10.67	6.99	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.92	8.97	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.87	6.22	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.60	5.96	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.21	6.34	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.79	5.86	0.00

Table 34 – 3.45% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 0 Year CDSC Rider

Adaptive Allocation Portfolio	9.49	7.52	0.00
AIM V.I. Basic Value Series II	10.27	4.77	0.00
AIM V.I. Global Real Estate Series II	11.47	6.13	0.00
AIM V.I. International Growth Series II	12.04	6.92	0.00
AIM V.I. Mid Cap Core Equity Series II	10.85	7.47	0.00
Alger American SmallCap Growth Portfolio	11.53	5.95	0.00
American Century VP Income & Growth Fund	10.50	6.62	0.00
American Century VP International Fund	12.13	6.46	0.00
American Century VP Large Company Value Fund	10.50	6.35	0.00
American Century VP Mid Cap Value Fund	10.27	7.49	0.00
American Century VP Ultra Fund	11.16	6.29	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.09	4.67	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.84	6.68	0.00
DireXion Dynamic HY Bond Fund	9.54	8.29	1516.54
DireXion Evolution Managed Bond Fund	9.80	9.77	0.00
DireXion Evolution Managed Equity Fund	9.67	6.88	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.80	6.82	0.00
Dreyfus VIF Appreciation Portfolio	11.38	7.73	0.00
Dreyfus VIF International Value Portfolio	10.51	6.35	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.88	5.02	0.00
PIMCO VIT All Asset Portfolio	11.20	9.10	0.00
PIMCO VIT High Yield Portfolio	10.38	7.66	1816.22
PIMCO VIT Low Duration Portfolio	10.48	10.07	868.79
PIMCO VIT Real Return Portfolio	10.71	9.61	897.86
PIMCO VIT Total Return Portfolio	10.73	10.85	803.64
ProFund Access VP High Yield	10.17	9.37	0.00
ProFund VP Asia 30	16.15	7.67	0.00
ProFund VP Banks	7.43	3.81	0.00
ProFund VP Basic Materials	12.37	5.80	1328.82
ProFund VP Bear	9.06	12.25	4710.24
ProFund VP Biotechnology	9.64	9.49	0.00
ProFund VP Bull	10.65	6.42	0.00
ProFund VP Consumer Goods	11.26	7.97	0.00
ProFund VP Consumer Services	9.46	6.27	0.00
ProFund VP Dow 30	12.18	7.39	0.00
ProFund VP Emerging Markets	10.07	4.85	0.00
ProFund VP Europe 30	11.38	6.15	0.00
ProFund VP Falling U.S. Dollar	9.91	9.09	0.00
ProFund VP Financials	8.49	4.05	0.00
ProFund VP Health Care	10.90	7.97	949.45
ProFund VP Industrials	10.71	6.16	0.00
ProFund VP International	9.74	5.23	0.00
ProFund VP Internet	10.52	5.61	0.00
ProFund VP Japan	8.88	5.07	0.00
ProFund VP Large-Cap Growth	10.86	6.76	0.00
ProFund VP Large-Cap Value	10.42	5.99	0.00
ProFund VP Mid-Cap	9.98	5.94	0.00
ProFund VP Mid-Cap Growth	10.35	6.12	0.00
ProFund VP Mid-Cap Value	9.70	5.97	0.00
ProFund VP Money Market	10.05	9.79	33405.58
ProFund VP NASDAQ-100	11.48	6.38	0.00
ProFund VP Oil & Gas	13.08	7.97	1085.21
ProFund VP Pharmaceuticals	10.67	8.30	0.00
ProFund VP Precious Metals	10.12	6.77	0.00
ProFund VP Real Estate	9.18	5.21	0.00
ProFund VP Rising Rates Opportunity	8.38	5.02	0.00
ProFund VP Semiconductor	9.28	4.50	0.00
ProFund VP Short Dow 30	8.64	10.47	0.00
ProFund VP Short Emerging Markets	9.86	12.60	0.00
ProFund VP Short International	10.20	13.62	0.00
ProFund VP Short Mid-Cap	9.47	12.06	2795.62
ProFund VP Short NASDAQ-100	8.32	11.90	3632.28
ProFund VP Short Small-Cap	9.77	11.71	4304.10
ProFund VP Small-Cap	9.41	5.87	0.00
ProFund VP Small-Cap Growth	9.70	6.18	0.00
ProFund VP Small-Cap Value	9.05	6.06	0.00
ProFund VP Technology	11.32	6.09	0.00
ProFund VP Telecommunications	12.26	7.77	1108.26
ProFund VP U.S. Government Plus	11.53	16.68	0.00
ProFund VP UltraBull	10.88	3.43	0.00
ProFund VP UltraMid-Cap	9.58	3.01	0.00
ProFund VP UltraNASDAQ-100	12.42	3.27	0.00
ProFund VP UltraShort Dow 30	9.98	13.44	581.31
ProFund VP UltraShort NASDAQ-100	9.80	17.23	0.00
ProFund VP UltraSmall-Cap	8.27	2.70	0.00
ProFund VP Utilities	13.06	8.74	0.00
Rydex VT Dow 2x Strategy Fund	12.01	4.44	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.43	11.54	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.38	3.28	0.00
Rydex VT S&P 500 2x Strategy Fund	10.87	3.36	0.00
Rydex VT U.S. Government Money Market Fund	10.07	9.84	12580.07
Van Eck Worldwide Hard Assets Fund	13.74	7.13	0.00
Van Kampen LIT Growth and Income Portfolio	10.66	6.98	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.91	8.96	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.86	6.21	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.59	5.95	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.20	6.34	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.78	5.85	0.00

Table 35 – 3.50% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Adaptive Allocation Portfolio	9.48	7.51	0.00
AIM V.I. Basic Value Series II	10.26	4.77	0.00
AIM V.I. Global Real Estate Series II	11.46	6.12	0.00
AIM V.I. International Growth Series II	12.03	6.91	0.00
AIM V.I. Mid Cap Core Equity Series II	10.84	7.46	0.00
Alger American SmallCap Growth Portfolio	13.92	7.18	0.00
American Century VP Income & Growth Fund	10.93	6.89	0.00
American Century VP International Fund	14.63	7.78	0.00
American Century VP Large Company Value Fund	11.21	6.77	0.00
American Century VP Mid Cap Value Fund	11.09	8.08	0.00
American Century VP Ultra Fund	11.09	6.25	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.08	4.67	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.83	6.67	0.00
DireXion Dynamic HY Bond Fund	9.53	8.28	0.00
DireXion Evolution Managed Bond Fund	9.79	9.75	0.00
DireXion Evolution Managed Equity Fund	9.66	6.87	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.79	6.81	0.00
Dreyfus VIF Appreciation Portfolio	11.37	7.72	0.00
Dreyfus VIF International Value Portfolio	10.50	6.34	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	8.77	5.58	0.00
PIMCO VIT All Asset Portfolio	11.19	9.08	0.00
PIMCO VIT High Yield Portfolio	10.37	7.65	0.00
PIMCO VIT Low Duration Portfolio	10.47	10.06	407.66
PIMCO VIT Real Return Portfolio	10.70	9.59	420.86
PIMCO VIT Total Return Portfolio	10.72	10.83	377.01
ProFund Access VP High Yield	10.16	9.35	0.00
ProFund VP Asia 30	16.14	7.66	0.00
ProFund VP Banks	7.42	3.80	0.00
ProFund VP Basic Materials	12.36	5.80	0.00
ProFund VP Bear	9.05	12.23	892.45
ProFund VP Biotechnology	9.63	9.47	0.00
ProFund VP Bull	10.65	6.41	0.00
ProFund VP Consumer Goods	11.25	7.96	0.00
ProFund VP Consumer Services	9.45	6.26	0.00
ProFund VP Dow 30	12.17	7.38	0.00
ProFund VP Emerging Markets	10.07	4.85	0.00
ProFund VP Europe 30	11.37	6.15	0.00
ProFund VP Falling U.S. Dollar	9.91	9.08	0.00
ProFund VP Financials	8.48	4.05	0.00
ProFund VP Health Care	10.89	7.96	0.00
ProFund VP Industrials	10.70	6.15	0.00
ProFund VP International	9.74	5.23	0.00
ProFund VP Internet	10.51	5.60	0.00
ProFund VP Japan	8.87	5.07	0.00
ProFund VP Large-Cap Growth	10.85	6.75	0.00
ProFund VP Large-Cap Value	10.41	5.98	0.00
ProFund VP Mid-Cap	9.98	5.94	0.00
ProFund VP Mid-Cap Growth	10.34	6.11	0.00
ProFund VP Mid-Cap Value	9.69	5.96	0.00
ProFund VP Money Market	10.04	9.78	27946.41
ProFund VP NASDAQ-100	11.47	6.37	0.00
ProFund VP Oil & Gas	13.07	7.96	0.00
ProFund VP Pharmaceuticals	10.66	8.29	0.00
ProFund VP Precious Metals	10.11	6.76	0.00
ProFund VP Real Estate	9.17	5.20	0.00
ProFund VP Rising Rates Opportunity	8.38	5.02	0.00
ProFund VP Semiconductor	9.27	4.49	0.00
ProFund VP Short Dow 30	8.63	10.46	0.00
ProFund VP Short Emerging Markets	9.86	12.59	0.00
ProFund VP Short International	10.20	13.61	0.00
ProFund VP Short Mid-Cap	9.46	12.04	717.63
ProFund VP Short NASDAQ-100	8.31	11.89	926.29
ProFund VP Short Small-Cap	9.76	11.69	1101.94
ProFund VP Small-Cap	9.40	5.86	0.00
ProFund VP Small-Cap Growth	9.69	6.17	0.00
ProFund VP Small-Cap Value	9.04	6.05	0.00
ProFund VP Technology	11.31	6.08	0.00
ProFund VP Telecommunications	12.25	7.76	0.00
ProFund VP U.S. Government Plus	11.52	16.65	0.00
ProFund VP UltraBull	10.87	3.42	0.00
ProFund VP UltraMid-Cap	9.57	3.00	0.00
ProFund VP UltraNASDAQ-100	12.41	3.26	0.00
ProFund VP UltraShort Dow 30	9.98	13.43	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.22	0.00
ProFund VP UltraSmall-Cap	8.26	2.70	0.00
ProFund VP Utilities	13.05	8.73	0.00
Rydex VT Dow 2x Strategy Fund	12.00	4.44	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.42	11.53	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.37	3.27	0.00
Rydex VT S&P 500 2x Strategy Fund	10.86	3.36	0.00
Rydex VT U.S. Government Money Market Fund	10.03	9.79	0.00
Van Eck Worldwide Hard Assets Fund	13.73	7.12	0.00
Van Kampen LIT Growth and Income Portfolio	10.65	6.97	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.90	8.95	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.84	6.20	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.58	5.95	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.19	6.33	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.77	5.85	0.00

Table 36 – 3.55% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 4 Year CDSC Rider

Adaptive Allocation Portfolio	9.48	7.50	0.00
AIM V.I. Basic Value Series II	10.25	4.76	0.00
AIM V.I. Global Real Estate Series II	11.45	6.11	0.00
AIM V.I. International Growth Series II	12.02	6.90	0.00
AIM V.I. Mid Cap Core Equity Series II	10.83	7.45	0.00
Alger American SmallCap Growth Portfolio	11.51	5.93	0.00
American Century VP Income & Growth Fund	10.48	6.60	0.00
American Century VP International Fund	12.11	6.44	0.00
American Century VP Large Company Value Fund	10.48	6.33	0.00
American Century VP Mid Cap Value Fund	10.25	7.47	0.00
American Century VP Ultra Fund	11.14	6.27	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.07	4.66	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.82	6.66	0.00
DireXion Dynamic HY Bond Fund	9.52	8.27	0.00
DireXion Evolution Managed Bond Fund	9.78	9.74	0.00
DireXion Evolution Managed Equity Fund	9.65	6.86	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.78	6.81	0.00
Dreyfus VIF Appreciation Portfolio	11.37	7.71	0.00
Dreyfus VIF International Value Portfolio	10.49	6.33	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.87	5.01	0.00
PIMCO VIT All Asset Portfolio	11.18	9.07	0.00
PIMCO VIT High Yield Portfolio	10.36	7.64	0.00
PIMCO VIT Low Duration Portfolio	10.46	10.04	329.03
PIMCO VIT Real Return Portfolio	10.69	9.58	340.94
PIMCO VIT Total Return Portfolio	10.71	10.82	304.44
ProFund Access VP High Yield	10.15	9.34	0.00
ProFund VP Asia 30	16.13	7.65	0.00
ProFund VP Banks	7.41	3.80	0.00
ProFund VP Basic Materials	12.35	5.79	0.00
ProFund VP Bear	9.05	12.21	1322.99
ProFund VP Biotechnology	9.63	9.46	0.00
ProFund VP Bull	10.64	6.40	0.00
ProFund VP Consumer Goods	11.24	7.95	0.00
ProFund VP Consumer Services	9.44	6.25	0.00
ProFund VP Dow 30	12.16	7.37	0.00
ProFund VP Emerging Markets	10.07	4.85	0.00
ProFund VP Europe 30	11.36	6.14	0.00
ProFund VP Falling U.S. Dollar	9.91	9.08	0.00
ProFund VP Financials	8.47	4.04	0.00
ProFund VP Health Care	10.88	7.95	0.00
ProFund VP Industrials	10.69	6.14	0.00
ProFund VP International	9.74	5.23	0.00
ProFund VP Internet	10.50	5.59	0.00
ProFund VP Japan	8.87	5.06	0.00
ProFund VP Large-Cap Growth	10.84	6.75	0.00
ProFund VP Large-Cap Value	10.40	5.98	0.00
ProFund VP Mid-Cap	9.98	5.93	0.00
ProFund VP Mid-Cap Growth	10.33	6.10	0.00
ProFund VP Mid-Cap Value	9.68	5.95	0.00
ProFund VP Money Market	10.03	9.76	19974.07
ProFund VP NASDAQ-100	11.46	6.36	0.00
ProFund VP Oil & Gas	13.06	7.95	0.00
ProFund VP Pharmaceuticals	10.65	8.27	0.00
ProFund VP Precious Metals	10.10	6.75	0.00
ProFund VP Real Estate	9.17	5.20	0.00
ProFund VP Rising Rates Opportunity	8.37	5.01	0.00
ProFund VP Semiconductor	9.26	4.49	0.00
ProFund VP Short Dow 30	8.62	10.44	0.00
ProFund VP Short Emerging Markets	9.86	12.59	0.00
ProFund VP Short International	10.20	13.60	0.00
ProFund VP Short Mid-Cap	9.45	12.03	1065.01
ProFund VP Short NASDAQ-100	8.30	11.87	1377.22
ProFund VP Short Small-Cap	9.75	11.68	1639.49
ProFund VP Small-Cap	9.39	5.85	0.00
ProFund VP Small-Cap Growth	9.68	6.16	0.00
ProFund VP Small-Cap Value	9.03	6.04	0.00
ProFund VP Technology	11.30	6.07	0.00
ProFund VP Telecommunications	12.24	7.74	0.00
ProFund VP U.S. Government Plus	11.51	16.63	0.00
ProFund VP UltraBull	10.87	3.42	0.00
ProFund VP UltraMid-Cap	9.56	3.00	0.00
ProFund VP UltraNASDAQ-100	12.40	3.26	0.00
ProFund VP UltraShort Dow 30	9.98	13.43	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.21	0.00
ProFund VP UltraSmall-Cap	8.25	2.69	0.00
ProFund VP Utilities	13.03	8.72	0.00
Rydex VT Dow 2x Strategy Fund	11.99	4.43	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.42	11.51	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.36	3.27	0.00
Rydex VT S&P 500 2x Strategy Fund	10.85	3.35	0.00
Rydex VT U.S. Government Money Market Fund	10.06	9.82	0.00
Van Eck Worldwide Hard Assets Fund	13.72	7.11	0.00
Van Kampen LIT Growth and Income Portfolio	10.64	6.96	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.89	8.94	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.83	6.19	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.57	5.94	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.18	6.32	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.77	5.84	0.00

Table 37 – 3.60% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Adaptive Allocation Portfolio	9.48	7.50	0.00
AIM V.I. Basic Value Series II	10.25	4.75	544.72
AIM V.I. Global Real Estate Series II	11.45	6.10	0.00
AIM V.I. International Growth Series II	12.01	6.89	0.00
AIM V.I. Mid Cap Core Equity Series II	10.82	7.44	0.00
Alger American SmallCap Growth Portfolio	16.76	8.63	0.00
American Century VP Income & Growth Fund	11.61	7.31	476.04
American Century VP International Fund	16.31	8.67	0.00
American Century VP Large Company Value Fund	11.20	6.76	0.00
American Century VP Mid Cap Value Fund	11.51	8.38	0.00
American Century VP Ultra Fund	10.66	6.00	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.06	4.65	580.22
Credit Suisse Trust - Large Cap Value Portfolio	10.81	6.65	0.00
DireXion Dynamic HY Bond Fund	9.51	8.26	0.00
DireXion Evolution Managed Bond Fund	9.78	9.73	0.00
DireXion Evolution Managed Equity Fund	9.64	6.85	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.77	6.80	0.00
Dreyfus VIF Appreciation Portfolio	11.36	7.70	521.99
Dreyfus VIF International Value Portfolio	10.48	6.32	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.08	5.78	0.00
PIMCO VIT All Asset Portfolio	11.17	9.06	0.00
PIMCO VIT High Yield Portfolio	10.35	7.63	0.00
PIMCO VIT Low Duration Portfolio	10.45	10.03	302.78
PIMCO VIT Real Return Portfolio	10.68	9.57	312.68
PIMCO VIT Total Return Portfolio	10.70	10.81	280.05
ProFund Access VP High Yield	10.14	9.33	0.00
ProFund VP Asia 30	16.11	7.64	0.00
ProFund VP Banks	7.41	3.79	0.00
ProFund VP Basic Materials	12.34	5.78	0.00
ProFund VP Bear	9.04	12.20	676.14
ProFund VP Biotechnology	9.62	9.45	0.00
ProFund VP Bull	10.63	6.39	0.00
ProFund VP Consumer Goods	11.23	7.94	0.00
ProFund VP Consumer Services	9.44	6.24	0.00
ProFund VP Dow 30	12.15	7.36	0.00
ProFund VP Emerging Markets	10.07	4.85	0.00
ProFund VP Europe 30	11.35	6.13	0.00
ProFund VP Falling U.S. Dollar	9.91	9.07	0.00
ProFund VP Financials	8.46	4.04	0.00
ProFund VP Health Care	10.87	7.94	0.00
ProFund VP Industrials	10.68	6.13	0.00
ProFund VP International	9.74	5.22	0.00
ProFund VP Internet	10.50	5.58	0.00
ProFund VP Japan	8.86	5.05	0.00
ProFund VP Large-Cap Growth	10.83	6.74	0.00
ProFund VP Large-Cap Value	10.39	5.97	0.00
ProFund VP Mid-Cap	9.98	5.93	0.00
ProFund VP Mid-Cap Growth	10.32	6.09	0.00
ProFund VP Mid-Cap Value	9.67	5.94	0.00
ProFund VP Money Market	10.03	9.75	4334.90
ProFund VP NASDAQ-100	11.45	6.35	0.00
ProFund VP Oil & Gas	13.05	7.94	0.00
ProFund VP Pharmaceuticals	10.64	8.26	0.00
ProFund VP Precious Metals	10.09	6.74	0.00
ProFund VP Real Estate	9.16	5.19	0.00
ProFund VP Rising Rates Opportunity	8.36	5.00	0.00
ProFund VP Semiconductor	9.26	4.48	0.00
ProFund VP Short Dow 30	8.62	10.43	0.00
ProFund VP Short Emerging Markets	9.86	12.58	0.00
ProFund VP Short International	10.20	13.60	0.00
ProFund VP Short Mid-Cap	9.45	12.01	543.58
ProFund VP Short NASDAQ-100	8.30	11.86	702.47
ProFund VP Short Small-Cap	9.74	11.66	834.98
ProFund VP Small-Cap	9.38	5.85	0.00
ProFund VP Small-Cap Growth	9.67	6.16	0.00
ProFund VP Small-Cap Value	9.03	6.03	0.00
ProFund VP Technology	11.30	6.06	0.00
ProFund VP Telecommunications	12.23	7.73	0.00
ProFund VP U.S. Government Plus	11.50	16.61	0.00
ProFund VP UltraBull	10.86	3.41	0.00
ProFund VP UltraMid-Cap	9.55	3.00	0.00
ProFund VP UltraNASDAQ-100	12.39	3.26	0.00
ProFund VP UltraShort Dow 30	9.98	13.42	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.20	0.00
ProFund VP UltraSmall-Cap	8.25	2.69	0.00
ProFund VP Utilities	13.02	8.71	0.00
Rydex VT Dow 2x Strategy Fund	11.98	4.42	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.41	11.50	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.35	3.26	0.00
Rydex VT S&P 500 2x Strategy Fund	10.84	3.35	0.00
Rydex VT U.S. Government Money Market Fund	9.02	8.80	0.00
Van Eck Worldwide Hard Assets Fund	13.71	7.10	0.00
Van Kampen LIT Growth and Income Portfolio	10.63	6.95	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.88	8.93	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.82	6.18	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.56	5.93	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.17	6.31	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.76	5.83	0.00

Table 38 – 3.65% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC

Adaptive Allocation Portfolio	9.48	7.49	0.00
AIM V.I. Basic Value Series II	10.24	4.75	0.00
AIM V.I. Global Real Estate Series II	11.44	6.09	0.00
AIM V.I. International Growth Series II	12.00	6.88	0.00
AIM V.I. Mid Cap Core Equity Series II	10.81	7.43	0.00
Alger American SmallCap Growth Portfolio	11.49	5.91	0.00
American Century VP Income & Growth Fund	10.46	6.58	0.00
American Century VP International Fund	12.09	6.42	0.00
American Century VP Large Company Value Fund	10.47	6.31	0.00
American Century VP Mid Cap Value Fund	10.23	7.45	0.00
American Century VP Ultra Fund	11.13	6.26	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.06	4.65	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.80	6.64	0.00
DireXion Dynamic HY Bond Fund	9.51	8.25	0.00
DireXion Evolution Managed Bond Fund	9.77	9.71	0.00
DireXion Evolution Managed Equity Fund	9.64	6.84	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.76	6.79	0.00
Dreyfus VIF Appreciation Portfolio	11.35	7.69	0.00
Dreyfus VIF International Value Portfolio	10.47	6.31	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.85	4.99	0.00
PIMCO VIT All Asset Portfolio	11.16	9.05	0.00
PIMCO VIT High Yield Portfolio	10.34	7.62	0.00
PIMCO VIT Low Duration Portfolio	10.44	10.02	0.00
PIMCO VIT Real Return Portfolio	10.67	9.55	0.00
PIMCO VIT Total Return Portfolio	10.69	10.79	0.00
ProFund Access VP High Yield	10.14	9.32	0.00
ProFund VP Asia 30	16.10	7.63	0.00
ProFund VP Banks	7.40	3.79	0.00
ProFund VP Basic Materials	12.33	5.77	0.00
ProFund VP Bear	9.03	12.18	0.00
ProFund VP Biotechnology	9.61	9.43	0.00
ProFund VP Bull	10.62	6.38	0.00
ProFund VP Consumer Goods	11.22	7.93	0.00
ProFund VP Consumer Services	9.43	6.24	0.00
ProFund VP Dow 30	12.14	7.35	0.00
ProFund VP Emerging Markets	10.07	4.84	0.00
ProFund VP Europe 30	11.34	6.12	0.00
ProFund VP Falling U.S. Dollar	9.91	9.07	0.00
ProFund VP Financials	8.46	4.03	0.00
ProFund VP Health Care	10.86	7.93	0.00
ProFund VP Industrials	10.67	6.12	0.00
ProFund VP International	9.74	5.22	0.00
ProFund VP Internet	10.49	5.58	0.00
ProFund VP Japan	8.85	5.05	0.00
ProFund VP Large-Cap Growth	10.82	6.73	0.00
ProFund VP Large-Cap Value	10.38	5.96	0.00
ProFund VP Mid-Cap	9.98	5.93	0.00
ProFund VP Mid-Cap Growth	10.32	6.09	0.00
ProFund VP Mid-Cap Value	9.67	5.94	0.00
ProFund VP Money Market	10.02	9.74	0.00
ProFund VP NASDAQ-100	11.44	6.34	0.00
ProFund VP Oil & Gas	13.04	7.93	0.00
ProFund VP Pharmaceuticals	10.64	8.25	0.00
ProFund VP Precious Metals	10.08	6.73	0.00
ProFund VP Real Estate	9.15	5.18	0.00
ProFund VP Rising Rates Opportunity	8.35	5.00	0.00
ProFund VP Semiconductor	9.25	4.48	0.00
ProFund VP Short Dow 30	8.61	10.42	0.00
ProFund VP Short Emerging Markets	9.86	12.57	0.00
ProFund VP Short International	10.20	13.59	0.00
ProFund VP Short Mid-Cap	9.44	12.00	0.00
ProFund VP Short NASDAQ-100	8.29	11.84	0.00
ProFund VP Short Small-Cap	9.74	11.65	0.00
ProFund VP Small-Cap	9.37	5.84	0.00
ProFund VP Small-Cap Growth	9.67	6.15	0.00
ProFund VP Small-Cap Value	9.02	6.03	0.00
ProFund VP Technology	11.29	6.05	0.00
ProFund VP Telecommunications	12.22	7.72	0.00
ProFund VP U.S. Government Plus	11.49	16.59	0.00
ProFund VP UltraBull	10.85	3.41	0.00
ProFund VP UltraMid-Cap	9.55	2.99	0.00
ProFund VP UltraNASDAQ-100	12.38	3.25	0.00
ProFund VP UltraShort Dow 30	9.98	13.41	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.20	0.00
ProFund VP UltraSmall-Cap	8.24	2.69	0.00
ProFund VP Utilities	13.01	8.69	0.00
Rydex VT Dow 2x Strategy Fund	11.97	4.42	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.41	11.48	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.34	3.26	0.00
Rydex VT S&P 500 2x Strategy Fund	10.83	3.34	0.00
Rydex VT U.S. Government Money Market Fund	10.04	9.79	0.00
Van Eck Worldwide Hard Assets Fund	13.70	7.09	0.00
Van Kampen LIT Growth and Income Portfolio	10.62	6.94	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.88	8.91	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.81	6.17	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.55	5.92	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.16	6.30	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.75	5.82	0.00

Table 39 – 3.70% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider

Adaptive Allocation Portfolio	9.47	7.49	0.00
AIM V.I. Basic Value Series II	10.23	4.74	0.00
AIM V.I. Global Real Estate Series II	11.43	6.09	0.00
AIM V.I. International Growth Series II	11.99	6.87	0.00
AIM V.I. Mid Cap Core Equity Series II	10.80	7.42	0.00
Alger American SmallCap Growth Portfolio	11.48	5.91	0.00
American Century VP Income & Growth Fund	10.45	6.57	0.00
American Century VP International Fund	12.08	6.41	0.00
American Century VP Large Company Value Fund	10.46	6.31	0.00
American Century VP Mid Cap Value Fund	10.22	7.44	0.00
American Century VP Ultra Fund	11.12	6.25	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.05	4.64	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.79	6.63	0.00
DireXion Dynamic HY Bond Fund	9.50	8.24	258.09
DireXion Evolution Managed Bond Fund	9.76	9.70	0.00
DireXion Evolution Managed Equity Fund	9.63	6.83	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.75	6.78	0.00
Dreyfus VIF Appreciation Portfolio	11.34	7.68	0.00
Dreyfus VIF International Value Portfolio	10.46	6.30	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.85	4.99	0.00
PIMCO VIT All Asset Portfolio	11.15	9.04	0.00
PIMCO VIT High Yield Portfolio	10.34	7.61	309.24
PIMCO VIT Low Duration Portfolio	10.43	10.00	0.00
PIMCO VIT Real Return Portfolio	10.66	9.54	0.00
PIMCO VIT Total Return Portfolio	10.68	10.78	0.00
ProFund Access VP High Yield	10.13	9.31	0.00
ProFund VP Asia 30	16.09	7.62	0.00
ProFund VP Banks	7.39	3.78	0.00
ProFund VP Basic Materials	12.32	5.77	226.05
ProFund VP Bear	9.02	12.17	209.80
ProFund VP Biotechnology	9.60	9.42	0.00
ProFund VP Bull	10.61	6.37	0.00
ProFund VP Consumer Goods	11.21	7.92	0.00
ProFund VP Consumer Services	9.42	6.23	0.00
ProFund VP Dow 30	12.13	7.34	0.00
ProFund VP Emerging Markets	10.07	4.84	0.00
ProFund VP Europe 30	11.33	6.11	0.00
ProFund VP Falling U.S. Dollar	9.91	9.06	0.00
ProFund VP Financials	8.45	4.03	0.00
ProFund VP Health Care	10.85	7.92	161.58
ProFund VP Industrials	10.66	6.11	0.00
ProFund VP International	9.74	5.22	0.00
ProFund VP Internet	10.48	5.57	0.00
ProFund VP Japan	8.84	5.04	0.00
ProFund VP Large-Cap Growth	10.81	6.72	0.00
ProFund VP Large-Cap Value	10.38	5.95	0.00
ProFund VP Mid-Cap	9.97	5.92	0.00
ProFund VP Mid-Cap Growth	10.31	6.08	0.00
ProFund VP Mid-Cap Value	9.66	5.93	0.00
ProFund VP Money Market	10.01	9.73	400.48
ProFund VP NASDAQ-100	11.43	6.34	0.00
ProFund VP Oil & Gas	13.03	7.91	184.76
ProFund VP Pharmaceuticals	10.63	8.24	0.00
ProFund VP Precious Metals	10.08	6.72	0.00
ProFund VP Real Estate	9.14	5.17	0.00
ProFund VP Rising Rates Opportunity	8.35	4.99	0.00
ProFund VP Semiconductor	9.24	4.47	0.00
ProFund VP Short Dow 30	8.60	10.40	0.00
ProFund VP Short Emerging Markets	9.86	12.57	0.00
ProFund VP Short International	10.20	13.58	0.00
ProFund VP Short Mid-Cap	9.43	11.98	0.00
ProFund VP Short NASDAQ-100	8.28	11.82	0.00
ProFund VP Short Small-Cap	9.73	11.63	0.00
ProFund VP Small-Cap	9.37	5.83	0.00
ProFund VP Small-Cap Growth	9.66	6.14	0.00
ProFund VP Small-Cap Value	9.01	6.02	0.00
ProFund VP Technology	11.28	6.05	0.00
ProFund VP Telecommunications	12.21	7.71	188.69
ProFund VP U.S. Government Plus	11.48	16.56	0.00
ProFund VP UltraBull	10.84	3.40	0.00
ProFund VP UltraMid-Cap	9.54	2.99	0.00
ProFund VP UltraNASDAQ-100	12.37	3.25	0.00
ProFund VP UltraShort Dow 30	9.98	13.40	98.61
ProFund VP UltraShort NASDAQ-100	9.80	17.19	0.00
ProFund VP UltraSmall-Cap	8.23	2.68	0.00
ProFund VP Utilities	13.00	8.68	0.00
Rydex VT Dow 2x Strategy Fund	11.96	4.41	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.40	11.47	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.33	3.25	0.00
Rydex VT S&P 500 2x Strategy Fund	10.82	3.34	0.00
Rydex VT U.S. Government Money Market Fund	10.03	9.78	0.00
Van Eck Worldwide Hard Assets Fund	13.69	7.08	0.00
Van Kampen LIT Growth and Income Portfolio	10.62	6.93	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.87	8.90	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.79	6.17	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.54	5.92	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.15	6.29	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.74	5.81	0.00

Table 40 – 3.75% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Adaptive Allocation Portfolio	9.47	7.48	0.00
AIM V.I. Basic Value Series II	10.22	4.73	0.00
AIM V.I. Global Real Estate Series II	11.42	6.08	0.00
AIM V.I. International Growth Series II	11.98	6.86	0.00
AIM V.I. Mid Cap Core Equity Series II	10.79	7.41	0.00
Alger American SmallCap Growth Portfolio	11.47	5.90	0.00
American Century VP Income & Growth Fund	10.44	6.56	0.00
American Century VP International Fund	12.07	6.40	0.00
American Century VP Large Company Value Fund	10.45	6.30	0.00
American Century VP Mid Cap Value Fund	10.22	7.43	0.00
American Century VP Ultra Fund	11.11	6.24	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.04	4.64	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.78	6.63	0.00
DireXion Dynamic HY Bond Fund	9.49	8.23	0.00
DireXion Evolution Managed Bond Fund	9.75	9.69	0.00
DireXion Evolution Managed Equity Fund	9.62	6.82	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.74	6.77	0.00
Dreyfus VIF Appreciation Portfolio	11.33	7.67	0.00
Dreyfus VIF International Value Portfolio	10.45	6.29	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.84	4.98	0.00
PIMCO VIT All Asset Portfolio	11.14	9.02	0.00
PIMCO VIT High Yield Portfolio	10.33	7.60	0.00
PIMCO VIT Low Duration Portfolio	10.43	9.99	0.00
PIMCO VIT Real Return Portfolio	10.65	9.53	0.00
PIMCO VIT Total Return Portfolio	10.67	10.76	0.00
ProFund Access VP High Yield	10.12	9.29	0.00
ProFund VP Asia 30	16.07	7.61	0.00
ProFund VP Banks	7.39	3.78	0.00
ProFund VP Basic Materials	12.31	5.76	0.00
ProFund VP Bear	9.02	12.15	0.00
ProFund VP Biotechnology	9.59	9.41	0.00
ProFund VP Bull	10.60	6.36	0.00
ProFund VP Consumer Goods	11.21	7.91	0.00
ProFund VP Consumer Services	9.41	6.22	0.00
ProFund VP Dow 30	12.12	7.33	0.00
ProFund VP Emerging Markets	10.07	4.84	0.00
ProFund VP Europe 30	11.32	6.11	0.00
ProFund VP Falling U.S. Dollar	9.91	9.06	0.00
ProFund VP Financials	8.44	4.02	0.00
ProFund VP Health Care	10.84	7.91	0.00
ProFund VP Industrials	10.65	6.11	0.00
ProFund VP International	9.74	5.22	0.00
ProFund VP Internet	10.47	5.56	0.00
ProFund VP Japan	8.84	5.03	0.00
ProFund VP Large-Cap Growth	10.80	6.71	0.00
ProFund VP Large-Cap Value	10.37	5.94	0.00
ProFund VP Mid-Cap	9.97	5.92	0.00
ProFund VP Mid-Cap Growth	10.30	6.07	0.00
ProFund VP Mid-Cap Value	9.65	5.92	0.00
ProFund VP Money Market	10.00	9.71	0.00
ProFund VP NASDAQ-100	11.42	6.33	0.00
ProFund VP Oil & Gas	13.02	7.90	0.00
ProFund VP Pharmaceuticals	10.62	8.23	0.00
ProFund VP Precious Metals	10.07	6.71	0.00
ProFund VP Real Estate	9.14	5.17	0.00
ProFund VP Rising Rates Opportunity	8.34	4.98	0.00
ProFund VP Semiconductor	9.23	4.46	0.00
ProFund VP Short Dow 30	8.59	10.39	0.00
ProFund VP Short Emerging Markets	9.86	12.56	0.00
ProFund VP Short International	10.20	13.57	0.00
ProFund VP Short Mid-Cap	9.42	11.96	0.00
ProFund VP Short NASDAQ-100	8.27	11.81	0.00
ProFund VP Short Small-Cap	9.72	11.62	0.00
ProFund VP Small-Cap	9.36	5.82	0.00
ProFund VP Small-Cap Growth	9.65	6.13	0.00
ProFund VP Small-Cap Value	9.00	6.01	0.00
ProFund VP Technology	11.27	6.04	0.00
ProFund VP Telecommunications	12.20	7.70	0.00
ProFund VP U.S. Government Plus	11.47	16.54	0.00
ProFund VP UltraBull	10.83	3.40	0.00
ProFund VP UltraMid-Cap	9.53	2.98	0.00
ProFund VP UltraNASDAQ-100	12.36	3.24	0.00
ProFund VP UltraShort Dow 30	9.98	13.40	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.18	0.00
ProFund VP UltraSmall-Cap	8.23	2.68	0.00
ProFund VP Utilities	12.99	8.67	0.00
Rydex VT Dow 2x Strategy Fund	11.95	4.41	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.39	11.45	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.32	3.25	0.00
Rydex VT S&P 500 2x Strategy Fund	10.81	3.33	0.00
Rydex VT U.S. Government Money Market Fund	10.02	9.76	0.00
Van Eck Worldwide Hard Assets Fund	13.67	7.07	0.00
Van Kampen LIT Growth and Income Portfolio	10.61	6.92	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.86	8.89	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.78	6.16	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.53	5.91	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.14	6.29	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.73	5.81	0.00

Table 41 – 3.80% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 4 Year CDSC Rider

Adaptive Allocation Portfolio	9.47	7.47	0.00
AIM V.I. Basic Value Series II	10.21	4.73	0.00
AIM V.I. Global Real Estate Series II	11.41	6.07	0.00
AIM V.I. International Growth Series II	11.97	6.85	0.00
AIM V.I. Mid Cap Core Equity Series II	10.79	7.40	0.00
Alger American SmallCap Growth Portfolio	11.46	5.89	0.00
American Century VP Income & Growth Fund	10.43	6.56	0.00
American Century VP International Fund	12.06	6.40	0.00
American Century VP Large Company Value Fund	10.44	6.29	0.00
American Century VP Mid Cap Value Fund	10.21	7.42	0.00
American Century VP Ultra Fund	11.10	6.23	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.03	4.63	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.77	6.62	0.00
DireXion Dynamic HY Bond Fund	9.48	8.22	0.00
DireXion Evolution Managed Bond Fund	9.74	9.68	0.00
DireXion Evolution Managed Equity Fund	9.61	6.81	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.74	6.76	0.00
Dreyfus VIF Appreciation Portfolio	11.32	7.66	0.00
Dreyfus VIF International Value Portfolio	10.45	6.29	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.83	4.97	0.00
PIMCO VIT All Asset Portfolio	11.13	9.01	0.00
PIMCO VIT High Yield Portfolio	10.32	7.59	0.00
PIMCO VIT Low Duration Portfolio	10.42	9.98	0.00
PIMCO VIT Real Return Portfolio	10.64	9.52	0.00
PIMCO VIT Total Return Portfolio	10.67	10.75	0.00
ProFund Access VP High Yield	10.11	9.28	0.00
ProFund VP Asia 30	16.06	7.60	0.00
ProFund VP Banks	7.38	3.77	0.00
ProFund VP Basic Materials	12.30	5.75	0.00
ProFund VP Bear	9.01	12.13	0.00
ProFund VP Biotechnology	9.59	9.40	0.00
ProFund VP Bull	10.59	6.36	0.00
ProFund VP Consumer Goods	11.20	7.90	0.00
ProFund VP Consumer Services	9.40	6.21	0.00
ProFund VP Dow 30	12.11	7.32	0.00
ProFund VP Emerging Markets	10.07	4.84	0.00
ProFund VP Europe 30	11.31	6.10	0.00
ProFund VP Falling U.S. Dollar	9.91	9.05	0.00
ProFund VP Financials	8.44	4.02	0.00
ProFund VP Health Care	10.83	7.89	0.00
ProFund VP Industrials	10.65	6.10	0.00
ProFund VP International	9.74	5.21	0.00
ProFund VP Internet	10.46	5.55	0.00
ProFund VP Japan	8.83	5.03	0.00
ProFund VP Large-Cap Growth	10.80	6.70	0.00
ProFund VP Large-Cap Value	10.36	5.94	0.00
ProFund VP Mid-Cap	9.97	5.92	0.00
ProFund VP Mid-Cap Growth	10.29	6.06	0.00
ProFund VP Mid-Cap Value	9.64	5.91	0.00
ProFund VP Money Market	9.99	9.70	0.00
ProFund VP NASDAQ-100	11.41	6.32	0.00
ProFund VP Oil & Gas	13.01	7.89	0.00
ProFund VP Pharmaceuticals	10.61	8.22	0.00
ProFund VP Precious Metals	10.06	6.70	0.00
ProFund VP Real Estate	9.13	5.16	0.00
ProFund VP Rising Rates Opportunity	8.33	4.98	0.00
ProFund VP Semiconductor	9.22	4.46	0.00
ProFund VP Short Dow 30	8.59	10.37	0.00
ProFund VP Short Emerging Markets	9.86	12.55	0.00
ProFund VP Short International	10.20	13.57	0.00
ProFund VP Short Mid-Cap	9.41	11.95	0.00
ProFund VP Short NASDAQ-100	8.27	11.79	0.00
ProFund VP Short Small-Cap	9.71	11.60	0.00
ProFund VP Small-Cap	9.35	5.81	0.00
ProFund VP Small-Cap Growth	9.64	6.12	0.00
ProFund VP Small-Cap Value	9.00	6.00	0.00
ProFund VP Technology	11.26	6.03	0.00
ProFund VP Telecommunications	12.19	7.69	0.00
ProFund VP U.S. Government Plus	11.46	16.52	0.00
ProFund VP UltraBull	10.82	3.40	0.00
ProFund VP UltraMid-Cap	9.52	2.98	0.00
ProFund VP UltraNASDAQ-100	12.35	3.24	0.00
ProFund VP UltraShort Dow 30	9.98	13.39	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.17	0.00
ProFund VP UltraSmall-Cap	8.22	2.67	0.00
ProFund VP Utilities	12.98	8.66	0.00
Rydex VT Dow 2x Strategy Fund	11.94	4.40	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.39	11.44	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.31	3.25	0.00
Rydex VT S&P 500 2x Strategy Fund	10.80	3.33	0.00
Rydex VT U.S. Government Money Market Fund	10.02	9.75	0.00
Van Eck Worldwide Hard Assets Fund	13.66	7.06	0.00
Van Kampen LIT Growth and Income Portfolio	10.60	6.91	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.85	8.88	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.77	6.15	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.52	5.90	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.13	6.28	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.73	5.80	0.00

Table 42 – 3.85% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider

Adaptive Allocation Portfolio	9.46	7.47	0.00
AIM V.I. Basic Value Series II	10.20	4.72	0.00
AIM V.I. Global Real Estate Series II	11.40	6.06	0.00
AIM V.I. International Growth Series II	11.96	6.84	0.00
AIM V.I. Mid Cap Core Equity Series II	10.78	7.39	0.00
Alger American SmallCap Growth Portfolio	11.45	5.88	0.00
American Century VP Income & Growth Fund	10.43	6.55	0.00
American Century VP International Fund	12.05	6.39	0.00
American Century VP Large Company Value Fund	10.43	6.28	0.00
American Century VP Mid Cap Value Fund	10.20	7.41	0.00
American Century VP Ultra Fund	11.09	6.22	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.02	4.62	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.76	6.61	0.00
DireXion Dynamic HY Bond Fund	9.48	8.21	0.00
DireXion Evolution Managed Bond Fund	9.74	9.66	0.00
DireXion Evolution Managed Equity Fund	9.60	6.80	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.73	6.75	0.00
Dreyfus VIF Appreciation Portfolio	11.31	7.65	0.00
Dreyfus VIF International Value Portfolio	10.44	6.28	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.83	4.97	0.00
PIMCO VIT All Asset Portfolio	11.12	9.00	0.00
PIMCO VIT High Yield Portfolio	10.31	7.58	0.00
PIMCO VIT Low Duration Portfolio	10.41	9.96	0.00
PIMCO VIT Real Return Portfolio	10.64	9.50	0.00
PIMCO VIT Total Return Portfolio	10.66	10.73	0.00
ProFund Access VP High Yield	10.10	9.27	0.00
ProFund VP Asia 30	16.05	7.59	0.00
ProFund VP Banks	7.38	3.77	0.00
ProFund VP Basic Materials	12.29	5.74	0.00
ProFund VP Bear	9.00	12.12	0.00
ProFund VP Biotechnology	9.58	9.38	0.00
ProFund VP Bull	10.58	6.35	0.00
ProFund VP Consumer Goods	11.19	7.89	0.00
ProFund VP Consumer Services	9.40	6.20	0.00
ProFund VP Dow 30	12.10	7.31	0.00
ProFund VP Emerging Markets	10.07	4.83	0.00
ProFund VP Europe 30	11.30	6.09	0.00
ProFund VP Falling U.S. Dollar	9.91	9.05	0.00
ProFund VP Financials	8.43	4.01	0.00
ProFund VP Health Care	10.82	7.88	0.00
ProFund VP Industrials	10.64	6.09	0.00
ProFund VP International	9.74	5.21	0.00
ProFund VP Internet	10.45	5.55	0.00
ProFund VP Japan	8.82	5.02	0.00
ProFund VP Large-Cap Growth	10.79	6.69	0.00
ProFund VP Large-Cap Value	10.35	5.93	0.00
ProFund VP Mid-Cap	9.97	5.91	0.00
ProFund VP Mid-Cap Growth	10.28	6.05	0.00
ProFund VP Mid-Cap Value	9.63	5.90	0.00
ProFund VP Money Market	9.98	9.69	0.00
ProFund VP NASDAQ-100	11.41	6.31	0.00
ProFund VP Oil & Gas	13.00	7.88	0.00
ProFund VP Pharmaceuticals	10.60	8.21	0.00
ProFund VP Precious Metals	10.05	6.69	0.00
ProFund VP Real Estate	9.12	5.15	0.00
ProFund VP Rising Rates Opportunity	8.33	4.97	0.00
ProFund VP Semiconductor	9.22	4.45	0.00
ProFund VP Short Dow 30	8.58	10.36	0.00
ProFund VP Short Emerging Markets	9.86	12.55	0.00
ProFund VP Short International	10.20	13.56	0.00
ProFund VP Short Mid-Cap	9.41	11.93	0.00
ProFund VP Short NASDAQ-100	8.26	11.78	0.00
ProFund VP Short Small-Cap	9.70	11.59	0.00
ProFund VP Small-Cap	9.34	5.81	0.00
ProFund VP Small-Cap Growth	9.63	6.11	0.00
ProFund VP Small-Cap Value	8.99	5.99	0.00
ProFund VP Technology	11.25	6.02	0.00
ProFund VP Telecommunications	12.18	7.68	0.00
ProFund VP U.S. Government Plus	11.45	16.50	0.00
ProFund VP UltraBull	10.81	3.39	0.00
ProFund VP UltraMid-Cap	9.51	2.98	0.00
ProFund VP UltraNASDAQ-100	12.34	3.23	0.00
ProFund VP UltraShort Dow 30	9.98	13.38	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.16	0.00
ProFund VP UltraSmall-Cap	8.21	2.67	0.00
ProFund VP Utilities	12.97	8.65	0.00
Rydex VT Dow 2x Strategy Fund	11.93	4.39	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.38	11.42	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.30	3.24	0.00
Rydex VT S&P 500 2x Strategy Fund	10.80	3.32	0.00
Rydex VT U.S. Government Money Market Fund	10.01	9.74	0.00
Van Eck Worldwide Hard Assets Fund	13.65	7.05	0.00
Van Kampen LIT Growth and Income Portfolio	10.59	6.91	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.84	8.87	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.76	6.14	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.52	5.89	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.12	6.27	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.72	5.79	0.00

Table 1 – 1.75% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
Base Contract - No Riders
AIM V.I. Basic Value Series II	10.61	10.57	0.00
AIM V.I. Global Real Estate Series II	12.75	11.80	0.00
AIM V.I. International Growth Series II	11.02	12.39	0.00
AIM V.I. Mid Cap Core Equity Series II	10.39	11.16	0.00
Alger American Small Capitalization	14.09	16.23	0.00
American Century VP Income & Growth Fund	12.15	11.89	0.00
American Century VP International Fund	14.10	16.34	0.00
American Century VP Large Company Value Fund	12.21	11.84	0.00
American Century VP Mid Cap Value Fund	12.69	12.17	0.00
American Century VP Ultra Fund	9.49	11.27	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.90	9.35	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.15	11.15	0.00
Critical Math VIT Portfolio	10.00	9.59	0.00
DireXion Dynamic HY Bond Fund	10.22	9.81	0.00
DireXion Evolution All-Cap Equity Fund	9.82	9.95	4,516.47
DireXion Evolution Managed Bond Fund	10.15	10.08	1,916.01
Dreyfus Socially Responsible Growth Fund, Inc.	10.52	11.11	0.00
Dreyfus VIF Appreciation Portfolio	11.16	11.71	0.00
Dreyfus VIF International Value Portfolio	10.59	10.81	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.70	9.60	0.00
PIMCO VIT All Asset Portfolio	10.84	11.52	0.00
PIMCO VIT High Yield Portfolio	10.51	10.68	0.00
PIMCO VIT Low Duration Portfolio	10.22	10.78	0.00
PIMCO VIT Real Return Portfolio	10.14	11.01	0.00
PIMCO VIT Total Return Portfolio	10.34	11.04	0.00
ProFund Access VP High Yield	10.12	10.46	0.00
ProFund VP Asia 30	11.45	16.62	0.00
ProFund VP Banks	10.69	7.64	0.00
ProFund VP Basic Materials	9.91	12.73	0.00
ProFund VP Bear	9.43	9.32	0.00
ProFund VP Biotechnology	10.21	9.92	0.00
ProFund VP Bull	10.77	10.96	0.00
ProFund VP Consumer Goods	10.96	11.59	0.00
ProFund VP Consumer Services	10.79	9.73	0.00
ProFund VP Dow 30	11.29	12.53	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.40	11.71	0.00
ProFund VP Falling U.S. Dollar	10.00	9.93	0.00
ProFund VP Financials	10.98	8.73	0.00
ProFund VP Health Care	10.71	11.21	0.00
ProFund VP Industrials	10.03	11.02	0.00
ProFund VP International	10.00	9.76	0.00
ProFund VP Internet	10.00	10.82	0.00
ProFund VP Japan	10.33	9.14	0.00
ProFund VP Large-Cap Growth	10.63	11.17	0.00
ProFund VP Large-Cap Value	10.89	10.72	0.00
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.70	10.65	0.00
ProFund VP Mid-Cap Value	10.06	9.98	0.00
ProFund VP Money Market	10.14	10.34	74,685.50
ProFund VP NASDAQ-100	10.22	11.81	0.00
ProFund VP Oil & Gas	10.34	13.46	0.00
ProFund VP Pharmaceuticals	10.92	10.98	0.00
ProFund VP Precious Metals	8.65	10.41	0.00
ProFund VP Real Estate	11.96	9.45	0.00
ProFund VP Rising Rates Opportunity	9.26	8.62	0.00
ProFund VP Semiconductor	9.07	9.55	0.00
ProFund VP Short Dow 30	9.29	8.89	0.00
ProFund VP Short Emerging Markets	10.00	9.88	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.21	9.74	0.00
ProFund VP Short NASDAQ-100	9.84	8.56	0.00
ProFund VP Short Small-Cap	9.79	10.05	0.00
ProFund VP Small-Cap	10.07	9.68	0.00
ProFund VP Small-Cap Growth	9.76	9.98	0.00
ProFund VP Small-Cap Value	10.21	9.31	0.00
ProFund VP Technology	10.36	11.65	0.00
ProFund VP Telecommunications	11.84	12.61	0.00
ProFund VP U.S. Government Plus	10.96	11.86	0.00
ProFund VP UltraBull	11.30	11.20	0.00
ProFund VP UltraMid-Cap	9.46	9.85	1,371.82
ProFund VP Ultra NASDAQ-100	10.12	12.78	0.00
ProFund VP UltraShort Dow 30	10.00	10.00	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.97	8.51	0.00
ProFund VP Utilities	11.80	13.43	0.00
Rydex VT Dow 2x Strategy Fund	11.63	12.36	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.55	7.64	0.00
Rydex VT OTC 2x Strategy Fund	10.11	12.74	0.00
Rydex VT S&P 500 2x Strategy Fund	11.31	11.18	0.00
Rydex VT U.S. Government Money Market Fund	10.22	10.43	0.00
Van Eck Worldwide Hard Assets Fund	9.94	14.14	0.00
Van Kampen LIT Growth and Income Portfolio	10.89	10.97	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.74	11.23	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.07	15.28	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.90	11.93	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.88	11.52	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.38	10.06	0.00

Table 2 – 1.85% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
Base Contract with GMDB with 3% Roll-Up
AIM V.I. Basic Value Series II	10.60	10.55	0.00
AIM V.I. Global Real Estate Series II	12.74	11.78	0.00
AIM V.I. International Growth Series II	11.01	12.37	0.00
AIM V.I. Mid Cap Core Equity Series II	10.39	11.14	0.00
Alger American Small Capitalization	12.58	14.47	0.00
American Century VP Income & Growth Fund	11.63	11.36	0.00
American Century VP International Fund	13.14	15.21	0.00
American Century VP Large Company Value Fund	12.03	11.65	0.00
American Century VP Mid Cap Value Fund	12.04	11.53	0.00
American Century VP Ultra Fund	9.72	11.53	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.90	9.33	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.14	11.13	0.00
Critical Math VIT Portfolio	10.00	9.58	0.00
DireXion Dynamic HY Bond Fund	10.21	9.80	0.00
DireXion Evolution All-Cap Equity Fund	9.81	9.93	0.00
DireXion Evolution Managed Bond Fund	10.14	10.07	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.51	11.09	0.00
Dreyfus VIF Appreciation Portfolio	11.15	11.69	0.00
Dreyfus VIF International Value Portfolio	10.58	10.79	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.12	9.12	0.00
PIMCO VIT All Asset Portfolio	10.83	11.50	0.00
PIMCO VIT High Yield Portfolio	10.50	10.66	0.00
PIMCO VIT Low Duration Portfolio	10.22	10.76	0.00
PIMCO VIT Real Return Portfolio	10.14	11.00	0.00
PIMCO VIT Total Return Portfolio	10.33	11.02	0.00
ProFund Access VP High Yield	10.12	10.44	0.00
ProFund VP Asia 30	11.44	16.59	0.00
ProFund VP Banks	10.68	7.63	0.00
ProFund VP Basic Materials	9.90	12.70	0.00
ProFund VP Bear	9.42	9.31	0.00
ProFund VP Biotechnology	10.21	9.90	0.00
ProFund VP Bull	10.77	10.94	0.00
ProFund VP Consumer Goods	10.95	11.57	0.00
ProFund VP Consumer Services	10.79	9.72	0.00
ProFund VP Dow 30	11.28	12.51	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.39	11.69	0.00
ProFund VP Falling U.S. Dollar	10.00	9.93	0.00
ProFund VP Financials	10.98	8.72	0.00
ProFund VP Health Care	10.70	11.19	0.00
ProFund VP Industrials	10.03	11.00	0.00
ProFund VP International	10.00	9.76	0.00
ProFund VP Internet	9.99	10.81	0.00
ProFund VP Japan	10.32	9.12	0.00
ProFund VP Large-Cap Growth	10.62	11.15	0.00
ProFund VP Large-Cap Value	10.89	10.70	0.00
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.69	10.63	0.00
ProFund VP Mid-Cap Value	10.05	9.96	0.00
ProFund VP Money Market	10.14	10.32	0.00
ProFund VP NASDAQ-100	10.21	11.79	0.00
ProFund VP Oil & Gas	10.33	13.44	0.00
ProFund VP Pharmaceuticals	10.91	10.96	0.00
ProFund VP Precious Metals	8.65	10.39	0.00
ProFund VP Real Estate	11.95	9.43	0.00
ProFund VP Rising Rates Opportunity	9.25	8.61	0.00
ProFund VP Semiconductor	9.07	9.53	0.00
ProFund VP Short Dow 30	9.29	8.87	0.00
ProFund VP Short Emerging Markets	10.00	9.88	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.20	9.73	0.00
ProFund VP Short NASDAQ-100	9.84	8.54	0.00
ProFund VP Short Small-Cap	9.78	10.03	0.00
ProFund VP Small-Cap	10.06	9.66	0.00
ProFund VP Small-Cap Growth	9.75	9.96	0.00
ProFund VP Small-Cap Value	10.21	9.29	0.00
ProFund VP Technology	10.36	11.63	0.00
ProFund VP Telecommunications	11.83	12.59	0.00
ProFund VP U.S. Government Plus	10.95	11.84	0.00
ProFund VP UltraBull	11.29	11.18	0.00
ProFund VP UltraMid-Cap	9.46	9.84	0.00
ProFund VP Ultra NASDAQ-100	10.11	12.75	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.96	8.49	0.00
ProFund VP Utilities	11.80	13.41	0.00
Rydex VT Dow 2x Strategy Fund	11.62	12.34	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.54	7.63	0.00
Rydex VT OTC 2x Strategy Fund	10.11	12.72	0.00
Rydex VT S&P 500 2x Strategy Fund	11.30	11.16	0.00
Rydex VT U.S. Government Money Market Fund	10.22	10.42	0.00
Van Eck Worldwide Hard Assets Fund	9.93	14.12	0.00
Van Kampen LIT Growth and Income Portfolio	10.88	10.95	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.73	11.21	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.07	15.26	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.89	11.91	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.87	11.50	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.37	10.05	0.00

Table 3 – 1.90% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
Base Contract with 1.45% M&E Base Contract with 1.20% M&E and GMDB Rider with Annual Step-Up
AIM V.I. Basic Value Series II	10.60	10.54	0.00
AIM V.I. Global Real Estate Series II	12.74	11.77	83.78
AIM V.I. International Growth Series II	11.01	12.36	94.38
AIM V.I. Mid Cap Core Equity Series II	10.38	11.13	0.00
Alger American Small Capitalization	16.11	18.53	0.00
American Century VP Income & Growth Fund	13.14	12.83	0.00
American Century VP International Fund	15.59	18.03	0.00
American Century VP Large Company Value Fund	12.18	11.79	0.00
American Century VP Mid Cap Value Fund	12.65	12.11	0.00
American Century VP Ultra Fund	9.47	11.22	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.89	9.32	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.14	11.12	0.00
Critical Math VIT Portfolio	10.00	9.58	0.00
DireXion Dynamic HY Bond Fund	10.21	9.79	0.00
DireXion Evolution All-Cap Equity Fund	9.81	9.92	234.61
DireXion Evolution Managed Bond Fund	10.14	10.06	26.01
Dreyfus Socially Responsible Growth Fund, Inc.	10.51	11.08	0.00
Dreyfus VIF Appreciation Portfolio	11.14	11.68	0.00
Dreyfus VIF International Value Portfolio	10.58	10.78	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.66	9.56	0.00
PIMCO VIT All Asset Portfolio	10.83	11.49	0.00
PIMCO VIT High Yield Portfolio	10.50	10.65	0.00
PIMCO VIT Low Duration Portfolio	10.21	10.75	0.00
PIMCO VIT Real Return Portfolio	10.13	10.99	0.00
PIMCO VIT Total Return Portfolio	10.33	11.01	0.00
ProFund Access VP High Yield	10.11	10.44	0.00
ProFund VP Asia 30	11.44	16.58	82.20
ProFund VP Banks	10.68	7.62	0.00
ProFund VP Basic Materials	9.90	12.69	165.62
ProFund VP Bear	9.42	9.30	0.00
ProFund VP Biotechnology	10.20	9.89	0.00
ProFund VP Bull	10.76	10.93	0.00
ProFund VP Consumer Goods	10.95	11.56	0.00
ProFund VP Consumer Services	10.78	9.71	0.00
ProFund VP Dow 30	11.28	12.50	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.39	11.68	51.34
ProFund VP Falling U.S. Dollar	10.00	9.93	0.00
ProFund VP Financials	10.97	8.71	147.88
ProFund VP Health Care	10.69	11.18	1,009.67
ProFund VP Industrials	10.02	10.99	0.00
ProFund VP International	10.00	9.76	0.00
ProFund VP Internet	9.99	10.80	0.00
ProFund VP Japan	10.32	9.11	0.00
ProFund VP Large-Cap Growth	10.62	11.14	0.00
ProFund VP Large-Cap Value	10.88	10.69	0.00
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.69	10.62	1,305.58
ProFund VP Mid-Cap Value	10.05	9.95	0.00
ProFund VP Money Market	10.13	10.31	10,704.53
ProFund VP NASDAQ-100	10.21	11.78	0.00
ProFund VP Oil & Gas	10.33	13.43	513.17
ProFund VP Pharmaceuticals	10.91	10.95	347.64
ProFund VP Precious Metals	8.64	10.38	68.76
ProFund VP Real Estate	11.95	9.42	350.86
ProFund VP Rising Rates Opportunity	9.25	8.60	0.00
ProFund VP Semiconductor	9.06	9.52	0.00
ProFund VP Short Dow 30	9.28	8.86	0.00
ProFund VP Short Emerging Markets	10.00	9.88	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.20	9.72	0.00
ProFund VP Short NASDAQ-100	9.84	8.53	0.00
ProFund VP Short Small-Cap	9.78	10.03	0.00
ProFund VP Small-Cap	10.06	9.65	0.00
ProFund VP Small-Cap Growth	9.75	9.95	0.00
ProFund VP Small-Cap Value	10.20	9.29	0.00
ProFund VP Technology	10.35	11.62	0.00
ProFund VP Telecommunications	11.83	12.58	0.00
ProFund VP U.S. Government Plus	10.95	11.83	0.00
ProFund VP UltraBull	11.29	11.17	0.00
ProFund VP UltraMid-Cap	9.45	9.83	0.00
ProFund VP Ultra NASDAQ-100	10.11	12.74	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.96	8.48	0.00
ProFund VP Utilities	11.79	13.40	217.19
Rydex VT Dow 2x Strategy Fund	11.62	12.33	111.83
Rydex VT Inverse Dow 2x Strategy Fund	8.54	7.63	0.00
Rydex VT OTC 2x Strategy Fund	10.10	12.71	110.53
Rydex VT S&P 500 2x Strategy Fund	11.30	11.15	0.00
Rydex VT U.S. Government Money Market Fund	9.74	9.93	0.00
Van Eck Worldwide Hard Assets Fund	9.93	14.10	105.74
Van Kampen LIT Growth and Income Portfolio	10.88	10.94	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.73	11.20	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.06	15.25	89.85
Van Kampen UIF Mid Cap Growth Portfolio	9.89	11.90	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.87	11.49	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.37	10.04	0.00

Table 4 – 1.95% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
Base Contract with 1.30% M&E and GMDB Rider with 3% Roll-Up Base Contract with 1.20% M&E and Estate Planning Rider Base Contract with 1.20% M&E and GMDB Rider with Annual Step-Up and 3% Roll-Up
AIM V.I. Basic Value Series II	10.60	10.53	0.00
AIM V.I. Global Real Estate Series II	12.73	11.76	0.00
AIM V.I. International Growth Series II	11.00	12.35	0.00
AIM V.I. Mid Cap Core Equity Series II	10.38	11.12	0.00
Alger American Small Capitalization	21.19	24.36	0.00
American Century VP Income & Growth Fund	16.22	15.83	0.00
American Century VP International Fund	18.43	21.31	0.00
American Century VP Large Company Value Fund	12.16	11.77	0.00
American Century VP Mid Cap Value Fund	12.64	12.09	0.00
American Century VP Ultra Fund	9.46	11.21	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.89	9.32	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.13	11.11	0.00
Critical Math VIT Portfolio	10.00	9.58	0.00
DireXion Dynamic HY Bond Fund	10.20	9.78	0.00
DireXion Evolution All-Cap Equity Fund	9.81	9.91	0.00
DireXion Evolution Managed Bond Fund	10.13	10.05	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.50	11.07	0.00
Dreyfus VIF Appreciation Portfolio	11.14	11.67	0.00
Dreyfus VIF International Value Portfolio	10.57	10.77	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.65	9.54	0.00
PIMCO VIT All Asset Portfolio	10.82	11.48	0.00
PIMCO VIT High Yield Portfolio	10.50	10.64	0.00
PIMCO VIT Low Duration Portfolio	10.21	10.74	0.00
PIMCO VIT Real Return Portfolio	10.13	10.98	0.00
PIMCO VIT Total Return Portfolio	10.33	11.00	0.00
ProFund Access VP High Yield	10.11	10.43	0.00
ProFund VP Asia 30	11.43	16.56	0.00
ProFund VP Banks	10.68	7.61	0.00
ProFund VP Basic Materials	9.90	12.68	0.00
ProFund VP Bear	9.42	9.29	0.00
ProFund VP Biotechnology	10.20	9.89	0.00
ProFund VP Bull	10.76	10.92	0.00
ProFund VP Consumer Goods	10.94	11.55	0.00
ProFund VP Consumer Services	10.78	9.70	0.00
ProFund VP Dow 30	11.27	12.48	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.39	11.67	0.00
ProFund VP Falling U.S. Dollar	10.00	9.93	0.00
ProFund VP Financials	10.97	8.70	0.00
ProFund VP Health Care	10.69	11.17	0.00
ProFund VP Industrials	10.02	10.98	0.00
ProFund VP International	10.00	9.76	0.00
ProFund VP Internet	9.98	10.79	0.00
ProFund VP Japan	10.32	9.11	0.00
ProFund VP Large-Cap Growth	10.62	11.13	0.00
ProFund VP Large-Cap Value	10.88	10.68	0.00
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.69	10.61	0.00
ProFund VP Mid-Cap Value	10.04	9.94	0.00
ProFund VP Money Market	10.13	10.31	0.00
ProFund VP NASDAQ-100	10.21	11.77	0.00
ProFund VP Oil & Gas	10.33	13.41	0.00
ProFund VP Pharmaceuticals	10.90	10.94	0.00
ProFund VP Precious Metals	8.64	10.37	0.00
ProFund VP Real Estate	11.94	9.41	0.00
ProFund VP Rising Rates Opportunity	9.25	8.59	0.00
ProFund VP Semiconductor	9.06	9.51	0.00
ProFund VP Short Dow 30	9.28	8.86	0.00
ProFund VP Short Emerging Markets	10.00	9.88	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.19	9.71	0.00
ProFund VP Short NASDAQ-100	9.83	8.53	0.00
ProFund VP Short Small-Cap	9.77	10.02	0.00
ProFund VP Small-Cap	10.06	9.64	0.00
ProFund VP Small-Cap Growth	9.75	9.94	0.00
ProFund VP Small-Cap Value	10.20	9.28	0.00
ProFund VP Technology	10.35	11.61	0.00
ProFund VP Telecommunications	11.83	12.57	0.00
ProFund VP U.S. Government Plus	10.95	11.82	0.00
ProFund VP UltraBull	11.28	11.16	0.00
ProFund VP UltraMid-Cap	9.45	9.82	0.00
ProFund VP Ultra NASDAQ-100	10.11	12.73	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.96	8.48	0.00
ProFund VP Utilities	11.79	13.39	0.00
Rydex VT Dow 2x Strategy Fund	11.61	12.32	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.54	7.62	0.00
Rydex VT OTC 2x Strategy Fund	10.10	12.70	0.00
Rydex VT S&P 500 2x Strategy Fund	11.29	11.14	0.00
Rydex VT U.S. Government Money Market Fund	9.79	9.98	0.00
Van Eck Worldwide Hard Assets Fund	9.92	14.09	0.00
Van Kampen LIT Growth and Income Portfolio	10.87	10.93	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.72	11.19	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.06	15.23	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.89	11.89	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.87	11.48	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.37	10.03	0.00

Table 5 – 2.00% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
Base Contract with 1.30% M&E and GMDB Rider with Annual Step-Up
AIM V.I. Basic Value Series II	10.59	10.52	0.00
AIM V.I. Global Real Estate Series II	12.73	11.75	0.00
AIM V.I. International Growth Series II	11.00	12.34	0.00
AIM V.I. Mid Cap Core Equity Series II	10.38	11.11	0.00
Alger American Small Capitalization	13.62	15.65	0.00
American Century VP Income & Growth Fund	11.64	11.36	0.00
American Century VP International Fund	13.37	15.45	0.00
American Century VP Large Company Value Fund	12.06	11.66	0.00
American Century VP Mid Cap Value Fund	12.64	12.08	0.00
American Century VP Ultra Fund	9.70	11.49	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.89	9.31	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.13	11.10	0.00
Critical Math VIT Portfolio	10.00	9.57	0.00
DireXion Dynamic HY Bond Fund	10.20	9.77	0.00
DireXion Evolution All-Cap Equity Fund	9.80	9.91	0.00
DireXion Evolution Managed Bond Fund	10.13	10.04	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.50	11.06	0.00
Dreyfus VIF Appreciation Portfolio	11.14	11.66	0.00
Dreyfus VIF International Value Portfolio	10.57	10.76	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.56	9.46	0.00
PIMCO VIT All Asset Portfolio	10.82	11.47	0.00
PIMCO VIT High Yield Portfolio	10.49	10.63	0.00
PIMCO VIT Low Duration Portfolio	10.21	10.73	0.00
PIMCO VIT Real Return Portfolio	10.13	10.97	0.00
PIMCO VIT Total Return Portfolio	10.32	10.99	0.00
ProFund Access VP High Yield	10.11	10.42	0.00
ProFund VP Asia 30	11.43	16.55	0.00
ProFund VP Banks	10.67	7.61	0.00
ProFund VP Basic Materials	9.89	12.67	0.00
ProFund VP Bear	9.42	9.28	0.00
ProFund VP Biotechnology	10.20	9.88	0.00
ProFund VP Bull	10.76	10.92	0.00
ProFund VP Consumer Goods	10.94	11.54	0.00
ProFund VP Consumer Services	10.78	9.69	0.00
ProFund VP Dow 30	11.27	12.47	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.38	11.66	0.00
ProFund VP Falling U.S. Dollar	10.00	9.93	0.00
ProFund VP Financials	10.97	8.69	0.00
ProFund VP Health Care	10.69	11.16	0.00
ProFund VP Industrials	10.02	10.97	0.00
ProFund VP International	10.00	9.76	0.00
ProFund VP Internet	9.98	10.78	0.00
ProFund VP Japan	10.31	9.10	0.00
ProFund VP Large-Cap Growth	10.61	11.13	0.00
ProFund VP Large-Cap Value	10.88	10.67	0.00
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.68	10.60	0.00
ProFund VP Mid-Cap Value	10.04	9.94	0.00
ProFund VP Money Market	10.13	10.30	0.00
ProFund VP NASDAQ-100	10.20	11.76	0.00
ProFund VP Oil & Gas	10.32	13.40	0.00
ProFund VP Pharmaceuticals	10.90	10.93	0.00
ProFund VP Precious Metals	8.64	10.37	0.00
ProFund VP Real Estate	11.94	9.41	0.00
ProFund VP Rising Rates Opportunity	9.24	8.59	0.00
ProFund VP Semiconductor	9.06	9.51	0.00
ProFund VP Short Dow 30	9.28	8.85	0.00
ProFund VP Short Emerging Markets	10.00	9.88	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.19	9.70	0.00
ProFund VP Short NASDAQ-100	9.83	8.52	0.00
ProFund VP Short Small-Cap	9.77	10.01	0.00
ProFund VP Small-Cap	10.05	9.64	0.00
ProFund VP Small-Cap Growth	9.74	9.94	0.00
ProFund VP Small-Cap Value	10.20	9.27	0.00
ProFund VP Technology	10.35	11.60	0.00
ProFund VP Telecommunications	11.82	12.56	0.00
ProFund VP U.S. Government Plus	10.94	11.81	0.00
ProFund VP UltraBull	11.28	11.15	0.00
ProFund VP UltraMid-Cap	9.45	9.81	0.00
ProFund VP Ultra NASDAQ-100	10.10	12.72	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.95	8.47	0.00
ProFund VP Utilities	11.79	13.38	0.00
Rydex VT Dow 2x Strategy Fund	11.61	12.31	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.53	7.61	0.00
Rydex VT OTC 2x Strategy Fund	10.10	12.68	0.00
Rydex VT S&P 500 2x Strategy Fund	11.29	11.13	0.00
Rydex VT U.S. Government Money Market Fund	10.19	10.38	0.00
Van Eck Worldwide Hard Assets Fund	9.92	14.08	0.00
Van Kampen LIT Growth and Income Portfolio	10.87	10.92	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.72	11.18	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.06	15.22	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.88	11.88	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.86	11.47	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.36	10.02	0.00

Table 6 – 2.05% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
Base Contract with 1.30% M&E and GMDB Rider with Annual Step-Up and 3% Roll-Up Base Contract with 1.30% M&E and Estate Planning Rider
AIM V.I. Basic Value Series II	10.59	10.51	0.00
AIM V.I. Global Real Estate Series II	12.72	11.74	0.00
AIM V.I. International Growth Series II	10.99	12.33	0.00
AIM V.I. Mid Cap Core Equity Series II	10.37	11.10	0.00
Alger American Small Capitalization	15.99	18.37	0.00
American Century VP Income & Growth Fund	13.04	12.72	0.00
American Century VP International Fund	15.47	17.88	0.00
American Century VP Large Company Value Fund	12.14	11.73	0.00
American Century VP Mid Cap Value Fund	12.61	12.06	0.00
American Century VP Ultra Fund	9.44	11.17	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.89	9.30	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.12	11.09	0.00
Critical Math VIT Portfolio	10.00	9.57	0.00
DireXion Dynamic HY Bond Fund	10.20	9.76	0.00
DireXion Evolution All-Cap Equity Fund	9.80	9.90	0.00
DireXion Evolution Managed Bond Fund	10.13	10.03	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.50	11.05	0.00
Dreyfus VIF Appreciation Portfolio	11.13	11.65	0.00
Dreyfus VIF International Value Portfolio	10.56	10.76	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.63	9.51	0.00
PIMCO VIT All Asset Portfolio	10.82	11.46	0.00
PIMCO VIT High Yield Portfolio	10.49	10.62	0.00
PIMCO VIT Low Duration Portfolio	10.20	10.73	0.00
PIMCO VIT Real Return Portfolio	10.12	10.96	0.00
PIMCO VIT Total Return Portfolio	10.32	10.98	0.00
ProFund Access VP High Yield	10.10	10.41	0.00
ProFund VP Asia 30	11.43	16.54	0.00
ProFund VP Banks	10.67	7.60	0.00
ProFund VP Basic Materials	9.89	12.66	0.00
ProFund VP Bear	9.41	9.28	0.00
ProFund VP Biotechnology	10.19	9.87	0.00
ProFund VP Bull	10.75	10.91	0.00
ProFund VP Consumer Goods	10.94	11.53	0.00
ProFund VP Consumer Services	10.77	9.68	0.00
ProFund VP Dow 30	11.27	12.46	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.38	11.65	0.00
ProFund VP Falling U.S. Dollar	10.00	9.93	0.00
ProFund VP Financials	10.96	8.69	0.00
ProFund VP Health Care	10.68	11.15	0.00
ProFund VP Industrials	10.01	10.96	0.00
ProFund VP International	10.00	9.76	0.00
ProFund VP Internet	9.98	10.77	0.00
ProFund VP Japan	10.31	9.09	0.00
ProFund VP Large-Cap Growth	10.61	11.12	0.00
ProFund VP Large-Cap Value	10.87	10.67	0.00
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.68	10.60	0.00
ProFund VP Mid-Cap Value	10.04	9.93	0.00
ProFund VP Money Market	10.12	10.29	0.00
ProFund VP NASDAQ-100	10.20	11.75	0.00
ProFund VP Oil & Gas	10.32	13.39	0.00
ProFund VP Pharmaceuticals	10.90	10.92	0.00
ProFund VP Precious Metals	8.63	10.36	0.00
ProFund VP Real Estate	11.94	9.40	0.00
ProFund VP Rising Rates Opportunity	9.24	8.58	0.00
ProFund VP Semiconductor	9.06	9.50	0.00
ProFund VP Short Dow 30	9.27	8.84	0.00
ProFund VP Short Emerging Markets	10.00	9.88	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.19	9.69	0.00
ProFund VP Short NASDAQ-100	9.83	8.51	0.00
ProFund VP Short Small-Cap	9.77	10.00	0.00
ProFund VP Small-Cap	10.05	9.63	0.00
ProFund VP Small-Cap Growth	9.74	9.93	0.00
ProFund VP Small-Cap Value	10.19	9.26	0.00
ProFund VP Technology	10.34	11.59	0.00
ProFund VP Telecommunications	11.82	12.55	0.00
ProFund VP U.S. Government Plus	10.94	11.80	0.00
ProFund VP UltraBull	11.28	11.14	0.00
ProFund VP UltraMid-Cap	9.44	9.80	0.00
ProFund VP Ultra NASDAQ-100	10.10	12.71	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.95	8.46	0.00
ProFund VP Utilities	11.78	13.36	0.00
Rydex VT Dow 2x Strategy Fund	11.61	12.30	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.53	7.61	0.00
Rydex VT OTC 2x Strategy Fund	10.09	12.67	0.00
Rydex VT S&P 500 2x Strategy Fund	11.29	11.12	0.00
Rydex VT U.S. Government Money Market Fund	9.68	9.85	0.00
Van Eck Worldwide Hard Assets Fund	9.92	14.07	0.00
Van Kampen LIT Growth and Income Portfolio	10.86	10.91	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.72	11.17	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.05	15.21	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.88	11.87	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.86	11.46	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.36	10.01	0.00

Table 7 – 2.10% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
Base Contract with 1.45% M&E and GMDB Rider with 3% Roll-Up Base Contract with 1.20% M&E and GMDB Rider with 6% Roll-Up
AIM V.I. Basic Value Series II	10.59	10.51	0.00
AIM V.I. Global Real Estate Series II	12.72	11.74	0.00
AIM V.I. International Growth Series II	10.99	12.32	0.00
AIM V.I. Mid Cap Core Equity Series II	10.37	11.10	0.00
Alger American Small Capitalization	13.98	16.05	0.00
American Century VP Income & Growth Fund	12.06	11.76	0.00
American Century VP International Fund	14.00	16.16	0.00
American Century VP Large Company Value Fund	12.13	11.72	0.00
American Century VP Mid Cap Value Fund	12.60	12.04	0.00
American Century VP Ultra Fund	9.43	11.16	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.88	9.29	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.12	11.08	0.00
Critical Math VIT Portfolio	10.00	9.57	0.00
DireXion Dynamic HY Bond Fund	10.19	9.76	0.00
DireXion Evolution All-Cap Equity Fund	9.80	9.89	0.00
DireXion Evolution Managed Bond Fund	10.12	10.02	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.49	11.04	0.00
Dreyfus VIF Appreciation Portfolio	11.13	11.64	0.00
Dreyfus VIF International Value Portfolio	10.56	10.75	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.62	9.50	0.00
PIMCO VIT All Asset Portfolio	10.81	11.45	0.00
PIMCO VIT High Yield Portfolio	10.49	10.61	0.00
PIMCO VIT Low Duration Portfolio	10.20	10.72	0.00
PIMCO VIT Real Return Portfolio	10.12	10.95	0.00
PIMCO VIT Total Return Portfolio	10.32	10.97	0.00
ProFund Access VP High Yield	10.10	10.40	0.00
ProFund VP Asia 30	11.42	16.52	0.00
ProFund VP Banks	10.67	7.59	0.00
ProFund VP Basic Materials	9.89	12.65	0.00
ProFund VP Bear	9.41	9.27	0.00
ProFund VP Biotechnology	10.19	9.86	0.00
ProFund VP Bull	10.75	10.90	0.00
ProFund VP Consumer Goods	10.93	11.52	0.00
ProFund VP Consumer Services	10.77	9.68	0.00
ProFund VP Dow 30	11.26	12.45	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.37	11.64	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.96	8.68	0.00
ProFund VP Health Care	10.68	11.15	0.00
ProFund VP Industrials	10.01	10.95	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.97	10.76	0.00
ProFund VP Japan	10.31	9.08	0.00
ProFund VP Large-Cap Growth	10.61	11.11	0.00
ProFund VP Large-Cap Value	10.87	10.66	0.00
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.68	10.59	0.00
ProFund VP Mid-Cap Value	10.03	9.92	0.00
ProFund VP Money Market	10.12	10.28	1,638.12
ProFund VP NASDAQ-100	10.20	11.74	0.00
ProFund VP Oil & Gas	10.32	13.38	0.00
ProFund VP Pharmaceuticals	10.89	10.91	0.00
ProFund VP Precious Metals	8.63	10.35	0.00
ProFund VP Real Estate	11.93	9.39	0.00
ProFund VP Rising Rates Opportunity	9.24	8.57	0.00
ProFund VP Semiconductor	9.05	9.49	0.00
ProFund VP Short Dow 30	9.27	8.83	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.18	9.69	0.00
ProFund VP Short NASDAQ-100	9.82	8.51	0.00
ProFund VP Short Small-Cap	9.76	9.99	0.00
ProFund VP Small-Cap	10.05	9.62	0.00
ProFund VP Small-Cap Growth	9.74	9.92	0.00
ProFund VP Small-Cap Value	10.19	9.26	0.00
ProFund VP Technology	10.34	11.58	0.00
ProFund VP Telecommunications	11.81	12.54	0.00
ProFund VP U.S. Government Plus	10.93	11.79	0.00
ProFund VP UltraBull	11.27	11.13	0.00
ProFund VP UltraMid-Cap	9.44	9.80	0.00
ProFund VP Ultra NASDAQ-100	10.10	12.70	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.95	8.46	0.00
ProFund VP Utilities	11.78	13.35	0.00
Rydex VT Dow 2x Strategy Fund	11.60	12.29	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.53	7.60	0.00
Rydex VT OTC 2x Strategy Fund	10.09	12.66	0.00
Rydex VT S&P 500 2x Strategy Fund	11.28	11.12	0.00
Rydex VT U.S. Government Money Market Fund	10.14	10.32	0.00
Van Eck Worldwide Hard Assets Fund	9.91	14.06	0.00
Van Kampen LIT Growth and Income Portfolio	10.86	10.90	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.71	11.16	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.05	15.19	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.88	11.86	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.86	11.45	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.35	10.01	0.00

Table 8 – 2.15% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
Base Contract with 1.20% M&E and 3% Extra Credit Rider Base Contract with 1.45% M&E and GMDB Rider with Annual Step-Up
AIM V.I. Basic Value Series II	10.58	10.50	0.00
AIM V.I. Global Real Estate Series II	12.71	11.73	0.00
AIM V.I. International Growth Series II	10.99	12.31	0.00
AIM V.I. Mid Cap Core Equity Series II	10.37	11.09	0.00
Alger American Small Capitalization	15.91	18.26	0.00
American Century VP Income & Growth Fund	12.98	12.65	0.00
American Century VP International Fund	15.40	17.77	0.00
American Century VP Large Company Value Fund	12.12	11.70	0.00
American Century VP Mid Cap Value Fund	12.59	12.02	0.00
American Century VP Ultra Fund	9.42	11.14	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.88	9.28	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.12	11.07	0.00
Critical Math VIT Portfolio	10.00	9.56	0.00
DireXion Dynamic HY Bond Fund	10.19	9.75	9,983.33
DireXion Evolution All-Cap Equity Fund	9.79	9.88	0.00
DireXion Evolution Managed Bond Fund	10.12	10.02	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.49	11.04	0.00
Dreyfus VIF Appreciation Portfolio	11.13	11.63	0.00
Dreyfus VIF International Value Portfolio	10.56	10.74	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.60	9.48	0.00
PIMCO VIT All Asset Portfolio	10.81	11.44	0.00
PIMCO VIT High Yield Portfolio	10.48	10.61	9,172.57
PIMCO VIT Low Duration Portfolio	10.19	10.71	0.00
PIMCO VIT Real Return Portfolio	10.12	10.94	0.00
PIMCO VIT Total Return Portfolio	10.31	10.96	0.00
ProFund Access VP High Yield	10.10	10.39	0.00
ProFund VP Asia 30	11.42	16.51	0.00
ProFund VP Banks	10.66	7.59	0.00
ProFund VP Basic Materials	9.88	12.64	0.00
ProFund VP Bear	9.41	9.26	0.00
ProFund VP Biotechnology	10.19	9.85	0.00
ProFund VP Bull	10.74	10.89	0.00
ProFund VP Consumer Goods	10.93	11.51	0.00
ProFund VP Consumer Services	10.77	9.67	0.00
ProFund VP Dow 30	11.26	12.44	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.37	11.63	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.96	8.67	0.00
ProFund VP Health Care	10.68	11.14	0.00
ProFund VP Industrials	10.01	10.94	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.97	10.75	0.00
ProFund VP Japan	10.30	9.08	0.00
ProFund VP Large-Cap Growth	10.60	11.10	0.00
ProFund VP Large-Cap Value	10.86	10.65	0.00
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.67	10.58	0.00
ProFund VP Mid-Cap Value	10.03	9.91	0.00
ProFund VP Money Market	10.12	10.27	25,538.26
ProFund VP NASDAQ-100	10.19	11.73	0.00
ProFund VP Oil & Gas	10.31	13.37	0.00
ProFund VP Pharmaceuticals	10.89	10.90	0.00
ProFund VP Precious Metals	8.63	10.34	0.00
ProFund VP Real Estate	11.93	9.38	0.00
ProFund VP Rising Rates Opportunity	9.23	8.57	0.00
ProFund VP Semiconductor	9.05	9.48	0.00
ProFund VP Short Dow 30	9.27	8.83	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.18	9.68	0.00
ProFund VP Short NASDAQ-100	9.82	8.50	0.00
ProFund VP Short Small-Cap	9.76	9.98	0.00
ProFund VP Small-Cap	10.04	9.61	0.00
ProFund VP Small-Cap Growth	9.73	9.91	0.00
ProFund VP Small-Cap Value	10.19	9.25	0.00
ProFund VP Technology	10.34	11.57	0.00
ProFund VP Telecommunications	11.81	12.53	0.00
ProFund VP U.S. Government Plus	10.93	11.78	0.00
ProFund VP UltraBull	11.27	11.12	0.00
ProFund VP UltraMid-Cap	9.44	9.79	0.00
ProFund VP Ultra NASDAQ-100	10.09	12.69	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.94	8.45	0.00
ProFund VP Utilities	11.77	13.34	0.00
Rydex VT Dow 2x Strategy Fund	11.60	12.28	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.53	7.59	0.00
Rydex VT OTC 2x Strategy Fund	10.09	12.65	0.00
Rydex VT S&P 500 2x Strategy Fund	11.28	11.11	0.00
Rydex VT U.S. Government Money Market Fund	9.63	9.79	0.00
Van Eck Worldwide Hard Assets Fund	9.91	14.04	0.00
Van Kampen LIT Growth and Income Portfolio	10.86	10.89	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.71	11.15	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.04	15.18	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.87	11.85	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.85	11.44	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.35	10.00	0.00

Table 9 – 2.20% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.45% M&E and Estate Planning Rider

Base Contract with 1.45% M&E and GMDB with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E and GMDB with 6% Roll-Up

Base Contract with 1.45% M&E and GMDB with Annual Step-Up and 6% Roll-Up

AIM V.I. Basic Value Series II	10.58	10.49	0.00
AIM V.I. Global Real Estate Series II	12.71	11.72	0.00
AIM V.I. International Growth Series II	10.98	12.30	0.00
AIM V.I. Mid Cap Core Equity Series II	10.36	11.08	0.00
Alger American Small Capitalization	20.97	24.04	0.00
American Century VP Income & Growth Fund	16.05	15.63	0.00
American Century VP International Fund	18.24	21.04	0.00
American Century VP Large Company Value Fund	12.10	11.68	0.00
American Century VP Mid Cap Value Fund	12.58	12.00	0.00
American Century VP Ultra Fund	9.41	11.12	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.88	9.28	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.11	11.06	0.00
Critical Math VIT Portfolio	10.00	9.56	0.00
DireXion Dynamic HY Bond Fund	10.19	9.74	0.00
DireXion Evolution All-Cap Equity Fund	9.79	9.87	5,065.98
DireXion Evolution Managed Bond Fund	10.12	10.01	5,025.11
Dreyfus Socially Responsible Growth Fund, Inc.	10.49	11.03	0.00
Dreyfus VIF Appreciation Portfolio	11.12	11.62	0.00
Dreyfus VIF International Value Portfolio	10.55	10.73	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.59	9.47	0.00
PIMCO VIT All Asset Portfolio	10.81	11.43	0.00
PIMCO VIT High Yield Portfolio	10.48	10.60	0.00
PIMCO VIT Low Duration Portfolio	10.19	10.70	0.00
PIMCO VIT Real Return Portfolio	10.11	10.93	0.00
PIMCO VIT Total Return Portfolio	10.31	10.95	0.00
ProFund Access VP High Yield	10.09	10.38	0.00
ProFund VP Asia 30	11.41	16.50	0.00
ProFund VP Banks	10.66	7.58	0.00
ProFund VP Basic Materials	9.88	12.63	0.00
ProFund VP Bear	9.40	9.25	0.00
ProFund VP Biotechnology	10.18	9.84	0.00
ProFund VP Bull	10.74	10.88	0.00
ProFund VP Consumer Goods	10.93	11.50	0.00
ProFund VP Consumer Services	10.76	9.66	0.00
ProFund VP Dow 30	11.25	12.43	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.37	11.62	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.95	8.66	0.00
ProFund VP Health Care	10.67	11.13	0.00
ProFund VP Industrials	10.00	10.93	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.97	10.74	0.00
ProFund VP Japan	10.30	9.07	0.00
ProFund VP Large-Cap Growth	10.60	11.09	0.00
ProFund VP Large-Cap Value	10.86	10.64	0.00
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.67	10.57	0.00
ProFund VP Mid-Cap Value	10.03	9.90	0.00
ProFund VP Money Market	10.11	10.26	0.00
ProFund VP NASDAQ-100	10.19	11.72	0.00
ProFund VP Oil & Gas	10.31	13.36	0.00
ProFund VP Pharmaceuticals	10.89	10.90	0.00
ProFund VP Precious Metals	8.63	10.33	0.00
ProFund VP Real Estate	11.92	9.37	0.00
ProFund VP Rising Rates Opportunity	9.23	8.56	0.00
ProFund VP Semiconductor	9.05	9.47	0.00
ProFund VP Short Dow 30	9.26	8.82	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.18	9.67	0.00
ProFund VP Short NASDAQ-100	9.82	8.49	0.00
ProFund VP Short Small-Cap	9.76	9.98	0.00
ProFund VP Small-Cap	10.04	9.60	0.00
ProFund VP Small-Cap Growth	9.73	9.90	0.00
ProFund VP Small-Cap Value	10.18	9.24	0.00
ProFund VP Technology	10.33	11.56	0.00
ProFund VP Telecommunications	11.81	12.52	0.00
ProFund VP U.S. Government Plus	10.93	11.77	0.00
ProFund VP UltraBull	11.27	11.11	0.00
ProFund VP UltraMid-Cap	9.44	9.78	0.00
ProFund VP Ultra NASDAQ-100	10.09	12.68	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.94	8.44	0.00
ProFund VP Utilities	11.77	13.33	0.00
Rydex VT Dow 2x Strategy Fund	11.60	12.27	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.52	7.59	0.00
Rydex VT OTC 2x Strategy Fund	10.08	12.64	0.00
Rydex VT S&P 500 2x Strategy Fund	11.28	11.10	0.00
Rydex VT U.S. Government Money Market Fund	9.69	9.85	0.00
Van Eck Worldwide Hard Assets Fund	9.91	14.03	0.00
Van Kampen LIT Growth and Income Portfolio	10.85	10.88	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.71	11.14	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.04	15.17	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.87	11.84	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.85	11.43	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.35	9.99	0.00

Table 10 – 2.25% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
Base Contract with 1.30% M&E and 3% Extra Credit Rider
AIM V.I. Basic Value Series II	10.57	10.48	0.00
AIM V.I. Global Real Estate Series II	12.71	11.71	0.00
AIM V.I. International Growth Series II	10.98	12.29	0.00
AIM V.I. Mid Cap Core Equity Series II	10.36	11.07	0.00
Alger American Small Capitalization	15.84	18.15	0.00
American Century VP Income & Growth Fund	12.91	12.57	0.00
American Century VP International Fund	15.32	17.66	0.00
American Century VP Large Company Value Fund	12.09	11.66	0.00
American Century VP Mid Cap Value Fund	12.56	11.99	0.00
American Century VP Ultra Fund	9.40	11.11	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.87	9.27	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.11	11.05	0.00
Critical Math VIT Portfolio	10.00	9.56	0.00
DireXion Dynamic HY Bond Fund	10.18	9.73	0.00
DireXion Evolution All-Cap Equity Fund	9.79	9.86	0.00
DireXion Evolution Managed Bond Fund	10.11	10.00	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.48	11.02	0.00
Dreyfus VIF Appreciation Portfolio	11.12	11.61	0.00
Dreyfus VIF International Value Portfolio	10.55	10.72	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.58	9.46	0.00
PIMCO VIT All Asset Portfolio	10.80	11.42	0.00
PIMCO VIT High Yield Portfolio	10.47	10.59	0.00
PIMCO VIT Low Duration Portfolio	10.19	10.69	0.00
PIMCO VIT Real Return Portfolio	10.11	10.92	0.00
PIMCO VIT Total Return Portfolio	10.31	10.94	0.00
ProFund Access VP High Yield	10.09	10.38	0.00
ProFund VP Asia 30	11.41	16.48	0.00
ProFund VP Banks	10.65	7.58	0.00
ProFund VP Basic Materials	9.88	12.62	0.00
ProFund VP Bear	9.40	9.24	0.00
ProFund VP Biotechnology	10.18	9.84	0.00
ProFund VP Bull	10.74	10.87	0.00
ProFund VP Consumer Goods	10.92	11.49	0.00
ProFund VP Consumer Services	10.76	9.65	0.00
ProFund VP Dow 30	11.25	12.42	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.36	11.61	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.95	8.66	0.00
ProFund VP Health Care	10.67	11.12	0.00
ProFund VP Industrials	10.00	10.92	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.97	10.73	0.00
ProFund VP Japan	10.30	9.06	0.00
ProFund VP Large-Cap Growth	10.59	11.08	0.00
ProFund VP Large-Cap Value	10.86	10.63	0.00
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.67	10.56	9,284.95
ProFund VP Mid-Cap Value	10.02	9.90	0.00
ProFund VP Money Market	10.11	10.25	88,526.07
ProFund VP NASDAQ-100	10.19	11.71	0.00
ProFund VP Oil & Gas	10.31	13.35	0.00
ProFund VP Pharmaceuticals	10.88	10.89	0.00
ProFund VP Precious Metals	8.62	10.32	0.00
ProFund VP Real Estate	11.92	9.37	0.00
ProFund VP Rising Rates Opportunity	9.23	8.55	0.00
ProFund VP Semiconductor	9.04	9.47	0.00
ProFund VP Short Dow 30	9.26	8.81	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.17	9.66	0.00
ProFund VP Short NASDAQ-100	9.81	8.48	0.00
ProFund VP Short Small-Cap	9.75	9.97	0.00
ProFund VP Small-Cap	10.04	9.60	0.00
ProFund VP Small-Cap Growth	9.73	9.89	0.00
ProFund VP Small-Cap Value	10.18	9.23	0.00
ProFund VP Technology	10.33	11.55	0.00
ProFund VP Telecommunications	11.80	12.51	0.00
ProFund VP U.S. Government Plus	10.92	11.76	0.00
ProFund VP UltraBull	11.26	11.10	0.00
ProFund VP UltraMid-Cap	9.43	9.77	0.00
ProFund VP Ultra NASDAQ-100	10.09	12.67	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.94	8.43	0.00
ProFund VP Utilities	11.77	13.32	0.00
Rydex VT Dow 2x Strategy Fund	11.59	12.26	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.52	7.58	0.00
Rydex VT OTC 2x Strategy Fund	10.08	12.63	0.00
Rydex VT S&P 500 2x Strategy Fund	11.27	11.09	0.00
Rydex VT U.S. Government Money Market Fund	9.59	9.74	0.00
Van Eck Worldwide Hard Assets Fund	9.90	14.02	0.00
Van Kampen LIT Growth and Income Portfolio	10.85	10.87	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.70	11.13	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.04	15.16	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.87	11.83	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.85	11.42	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.34	9.98	0.00

Table 11 – 2.30% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
Base Contract with 1.20% M&E and 4% Extra Credit Rider Base Contract with 1.30% M&E and GMDB Rider with Annual Step-Up and 6% Roll-Up
AIM V.I. Basic Value Series II	10.57	10.47	0.00
AIM V.I. Global Real Estate Series II	12.70	11.70	0.00
AIM V.I. International Growth Series II	10.98	12.28	0.00
AIM V.I. Mid Cap Core Equity Series II	10.36	11.06	0.00
Alger American Small Capitalization	15.80	18.10	0.00
American Century VP Income & Growth Fund	12.88	12.53	0.00
American Century VP International Fund	15.29	17.61	0.00
American Century VP Large Company Value Fund	12.08	11.65	0.00
American Century VP Mid Cap Value Fund	12.55	11.97	0.00
American Century VP Ultra Fund	9.39	11.09	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.87	9.26	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.11	11.05	0.00
Critical Math VIT Portfolio	10.00	9.55	0.00
DireXion Dynamic HY Bond Fund	10.18	9.72	0.00
DireXion Evolution All-Cap Equity Fund	9.78	9.86	0.00
DireXion Evolution Managed Bond Fund	10.11	9.99	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.48	11.01	0.00
Dreyfus VIF Appreciation Portfolio	11.11	11.60	0.00
Dreyfus VIF International Value Portfolio	10.55	10.71	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.57	9.44	0.00
PIMCO VIT All Asset Portfolio	10.80	11.42	0.00
PIMCO VIT High Yield Portfolio	10.47	10.58	0.00
PIMCO VIT Low Duration Portfolio	10.18	10.68	0.00
PIMCO VIT Real Return Portfolio	10.11	10.91	0.00
PIMCO VIT Total Return Portfolio	10.30	10.94	0.00
ProFund Access VP High Yield	10.09	10.37	0.00
ProFund VP Asia 30	11.41	16.47	0.00
ProFund VP Banks	10.65	7.57	0.00
ProFund VP Basic Materials	9.87	12.61	2,061.06
ProFund VP Bear	9.40	9.24	0.00
ProFund VP Biotechnology	10.18	9.83	0.00
ProFund VP Bull	10.73	10.86	1,271.85
ProFund VP Consumer Goods	10.92	11.48	0.00
ProFund VP Consumer Services	10.76	9.64	0.00
ProFund VP Dow 30	11.25	12.41	1,190.95
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.36	11.60	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.94	8.65	0.00
ProFund VP Health Care	10.67	11.11	0.00
ProFund VP Industrials	10.00	10.91	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.96	10.73	0.00
ProFund VP Japan	10.29	9.05	0.00
ProFund VP Large-Cap Growth	10.59	11.07	0.00
ProFund VP Large-Cap Value	10.85	10.62	0.00
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.66	10.55	0.00
ProFund VP Mid-Cap Value	10.02	9.89	0.00
ProFund VP Money Market	10.11	10.25	74,261.48
ProFund VP NASDAQ-100	10.18	11.70	0.00
ProFund VP Oil & Gas	10.30	13.34	0.00
ProFund VP Pharmaceuticals	10.88	10.88	0.00
ProFund VP Precious Metals	8.62	10.31	1,790.72
ProFund VP Real Estate	11.92	9.36	0.00
ProFund VP Rising Rates Opportunity	9.22	8.54	0.00
ProFund VP Semiconductor	9.04	9.46	0.00
ProFund VP Short Dow 30	9.26	8.80	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.17	9.65	0.00
ProFund VP Short NASDAQ-100	9.81	8.48	0.00
ProFund VP Short Small-Cap	9.75	9.96	0.00
ProFund VP Small-Cap	10.03	9.59	0.00
ProFund VP Small-Cap Growth	9.72	9.89	0.00
ProFund VP Small-Cap Value	10.18	9.23	0.00
ProFund VP Technology	10.32	11.54	0.00
ProFund VP Telecommunications	11.80	12.50	1,081.30
ProFund VP U.S. Government Plus	10.92	11.75	0.00
ProFund VP UltraBull	11.26	11.09	0.00
ProFund VP UltraMid-Cap	9.43	9.76	0.00
ProFund VP Ultra NASDAQ-100	10.08	12.66	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.93	8.43	0.00
ProFund VP Utilities	11.76	13.31	0.00
Rydex VT Dow 2x Strategy Fund	11.59	12.25	550.57
Rydex VT Inverse Dow 2x Strategy Fund	8.52	7.57	0.00
Rydex VT OTC 2x Strategy Fund	10.08	12.62	848.01
Rydex VT S&P 500 2x Strategy Fund	11.27	11.08	0.00
Rydex VT U.S. Government Money Market Fund	9.56	9.71	0.00
Van Eck Worldwide Hard Assets Fund	9.90	14.01	0.00
Van Kampen LIT Growth and Income Portfolio	10.85	10.87	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.70	11.12	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.03	15.14	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.86	11.82	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.84	11.41	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.34	9.97	0.00

Table 12 – 2.35% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up Base Contract with 1.45% M&E and GMDB Rider with 6% Roll-Up
AIM V.I. Basic Value Series II	10.57	10.46	0.00
AIM V.I. Global Real Estate Series II	12.70	11.69	0.00
AIM V.I. International Growth Series II	10.97	12.27	0.00
AIM V.I. Mid Cap Core Equity Series II	10.35	11.05	0.00
Alger American Small Capitalization	12.49	14.30	0.00
American Century VP Income & Growth Fund	11.55	11.23	0.00
American Century VP International Fund	13.05	15.03	0.00
American Century VP Large Company Value Fund	11.95	11.51	0.00
American Century VP Mid Cap Value Fund	11.96	11.39	0.00
American Century VP Ultra Fund	9.66	11.40	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.87	9.25	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.10	11.04	0.00
Critical Math VIT Portfolio	10.00	9.55	0.00
DireXion Dynamic HY Bond Fund	10.18	9.72	2,170.84
DireXion Evolution All-Cap Equity Fund	9.78	9.85	2,128.85
DireXion Evolution Managed Bond Fund	10.11	9.98	2,212.49
Dreyfus Socially Responsible Growth Fund, Inc.	10.48	11.00	0.00
Dreyfus VIF Appreciation Portfolio	11.11	11.60	0.00
Dreyfus VIF International Value Portfolio	10.54	10.70	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.05	9.01	0.00
PIMCO VIT All Asset Portfolio	10.80	11.41	0.00
PIMCO VIT High Yield Portfolio	10.47	10.57	1,994.69
PIMCO VIT Low Duration Portfolio	10.18	10.67	0.00
PIMCO VIT Real Return Portfolio	10.10	10.90	0.00
PIMCO VIT Total Return Portfolio	10.30	10.93	0.00
ProFund Access VP High Yield	10.08	10.36	13,434.51
ProFund VP Asia 30	11.40	16.45	92.29
ProFund VP Banks	10.65	7.56	0.00
ProFund VP Basic Materials	9.87	12.60	130.58
ProFund VP Bear	9.39	9.23	171.75
ProFund VP Biotechnology	10.17	9.82	0.00
ProFund VP Bull	10.73	10.85	12,464.52
ProFund VP Consumer Goods	10.92	11.47	135.15
ProFund VP Consumer Services	10.75	9.64	0.00
ProFund VP Dow 30	11.24	12.40	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.36	11.59	133.87
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.94	8.64	0.00
ProFund VP Health Care	10.66	11.10	0.00
ProFund VP Industrials	9.99	10.91	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.96	10.72	0.00
ProFund VP Japan	10.29	9.05	0.00
ProFund VP Large-Cap Growth	10.59	11.06	0.00
ProFund VP Large-Cap Value	10.85	10.61	0.00
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.66	10.54	10,073.21
ProFund VP Mid-Cap Value	10.02	9.88	0.00
ProFund VP Money Market	10.10	10.24	232,781.00
ProFund VP NASDAQ-100	10.18	11.69	0.00
ProFund VP Oil & Gas	10.30	13.33	127.83
ProFund VP Pharmaceuticals	10.88	10.87	0.00
ProFund VP Precious Metals	8.62	10.31	153.38
ProFund VP Real Estate	11.91	9.35	0.00
ProFund VP Rising Rates Opportunity	9.22	8.54	0.00
ProFund VP Semiconductor	9.04	9.45	0.00
ProFund VP Short Dow 30	9.25	8.80	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.17	9.64	0.00
ProFund VP Short NASDAQ-100	9.81	8.47	188.68
ProFund VP Short Small-Cap	9.75	9.95	0.00
ProFund VP Small-Cap	10.03	9.58	0.00
ProFund VP Small-Cap Growth	9.72	9.88	0.00
ProFund VP Small-Cap Value	10.17	9.22	0.00
ProFund VP Technology	10.32	11.53	137.35
ProFund VP Telecommunications	11.79	12.49	0.00
ProFund VP U.S. Government Plus	10.92	11.74	0.00
ProFund VP UltraBull	11.25	11.09	0.00
ProFund VP UltraMid-Cap	9.43	9.76	13,143.33
ProFund VP Ultra NASDAQ-100	10.08	12.65	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.93	8.42	15,425.43
ProFund VP Utilities	11.76	13.30	119.22
Rydex VT Dow 2x Strategy Fund	11.58	12.24	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.51	7.57	0.00
Rydex VT OTC 2x Strategy Fund	10.07	12.61	0.00
Rydex VT S&P 500 2x Strategy Fund	11.26	11.07	0.00
Rydex VT U.S. Government Money Market Fund	10.15	10.30	9,142.01
Van Eck Worldwide Hard Assets Fund	9.90	14.00	0.00
Van Kampen LIT Growth and Income Portfolio	10.84	10.86	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.70	11.11	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.03	15.13	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.86	11.81	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.84	11.40	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.33	9.96	0.00

Table 13 – 2.40% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
Base Contract with 1.45% M&E and 3% Extra Credit Rider Base Contract with 1.30% M&E and 4% Extra Credit Rider Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up
AIM V.I. Basic Value Series II	10.56	10.45	0.00
AIM V.I. Global Real Estate Series II	12.69	11.68	0.00
AIM V.I. International Growth Series II	10.97	12.25	0.00
AIM V.I. Mid Cap Core Equity Series II	10.35	11.04	0.00
Alger American Small Capitalization	15.72	17.99	0.00
American Century VP Income & Growth Fund	12.82	12.46	0.00
American Century VP International Fund	15.21	17.51	0.00
American Century VP Large Company Value Fund	12.06	11.61	0.00
American Century VP Mid Cap Value Fund	12.53	11.93	0.00
American Century VP Ultra Fund	9.37	11.06	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.86	9.25	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.10	11.03	0.00
Critical Math VIT Portfolio	10.00	9.55	0.00
DireXion Dynamic HY Bond Fund	10.17	9.71	0.00
DireXion Evolution All-Cap Equity Fund	9.78	9.84	24,845.15
DireXion Evolution Managed Bond Fund	10.10	9.97	3,600.05
Dreyfus Socially Responsible Growth Fund, Inc.	10.47	10.99	0.00
Dreyfus VIF Appreciation Portfolio	11.11	11.59	0.00
Dreyfus VIF International Value Portfolio	10.54	10.69	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.55	9.41	0.00
PIMCO VIT All Asset Portfolio	10.79	11.40	0.00
PIMCO VIT High Yield Portfolio	10.46	10.56	0.00
PIMCO VIT Low Duration Portfolio	10.18	10.66	0.00
PIMCO VIT Real Return Portfolio	10.10	10.90	0.00
PIMCO VIT Total Return Portfolio	10.30	10.92	0.00
ProFund Access VP High Yield	10.08	10.35	742.76
ProFund VP Asia 30	11.40	16.44	0.00
ProFund VP Banks	10.64	7.56	0.00
ProFund VP Basic Materials	9.87	12.59	0.00
ProFund VP Bear	9.39	9.22	0.00
ProFund VP Biotechnology	10.17	9.81	0.00
ProFund VP Bull	10.73	10.84	689.07
ProFund VP Consumer Goods	10.91	11.46	0.00
ProFund VP Consumer Services	10.75	9.63	0.00
ProFund VP Dow 30	11.24	12.39	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.35	11.58	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.94	8.64	0.00
ProFund VP Health Care	10.66	11.09	0.00
ProFund VP Industrials	9.99	10.90	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.96	10.71	0.00
ProFund VP Japan	10.29	9.04	0.00
ProFund VP Large-Cap Growth	10.58	11.05	0.00
ProFund VP Large-Cap Value	10.85	10.60	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.66	10.53	0.00
ProFund VP Mid-Cap Value	10.01	9.87	0.00
ProFund VP Money Market	10.10	10.23	92,723.72
ProFund VP NASDAQ-100	10.18	11.68	0.00
ProFund VP Oil & Gas	10.30	13.31	0.00
ProFund VP Pharmaceuticals	10.87	10.86	0.00
ProFund VP Precious Metals	8.61	10.30	0.00
ProFund VP Real Estate	11.91	9.34	0.00
ProFund VP Rising Rates Opportunity	9.22	8.53	0.00
ProFund VP Semiconductor	9.03	9.44	0.00
ProFund VP Short Dow 30	9.25	8.79	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.16	9.64	0.00
ProFund VP Short NASDAQ-100	9.80	8.46	0.00
ProFund VP Short Small-Cap	9.74	9.94	0.00
ProFund VP Small-Cap	10.03	9.57	0.00
ProFund VP Small-Cap Growth	9.72	9.87	0.00
ProFund VP Small-Cap Value	10.17	9.21	0.00
ProFund VP Technology	10.32	11.52	0.00
ProFund VP Telecommunications	11.79	12.48	0.00
ProFund VP U.S. Government Plus	10.91	11.73	0.00
ProFund VP UltraBull	11.25	11.08	0.00
ProFund VP UltraMid-Cap	9.42	9.75	726.44
ProFund VP Ultra NASDAQ-100	10.08	12.64	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.93	8.41	852.57
ProFund VP Utilities	11.75	13.29	0.00
Rydex VT Dow 2x Strategy Fund	11.58	12.23	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.51	7.56	0.00
Rydex VT OTC 2x Strategy Fund	10.07	12.60	0.00
Rydex VT S&P 500 2x Strategy Fund	11.26	11.06	0.00
Rydex VT U.S. Government Money Market Fund	9.52	9.65	0.00
Van Eck Worldwide Hard Assets Fund	9.89	13.99	0.00
Van Kampen LIT Growth and Income Portfolio	10.84	10.85	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.69	11.10	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.03	15.12	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.86	11.80	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.83	11.40	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.33	9.96	0.00

Table 14– 2.45% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.20% M&E; 3% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.20% M&E and 5% Extra Credit Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.45% M&E and GMDB Rider with Annual Step-Up and 6% Roll-Up

AIM V.I. Basic Value Series II	10.56	10.44	0.00
AIM V.I. Global Real Estate Series II	12.69	11.67	3,736.50
AIM V.I. International Growth Series II	10.97	12.24	163.00
AIM V.I. Mid Cap Core Equity Series II	10.35	11.03	1,579.98
Alger American Small Capitalization	13.88	15.88	0.00
American Century VP Income & Growth Fund	11.98	11.63	1,395.47
American Century VP International Fund	13.90	15.99	598.77
American Century VP Large Company Value Fund	12.04	11.59	0.00
American Century VP Mid Cap Value Fund	12.51	11.91	0.00
American Century VP Ultra Fund	9.36	11.04	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.86	9.24	1,739.20
Credit Suisse Trust - Large Cap Value Portfolio	11.09	11.02	1,522.09
Critical Math VIT Portfolio	10.00	9.55	0.00
DireXion Dynamic HY Bond Fund	10.17	9.70	9,009.89
DireXion Evolution All-Cap Equity Fund	9.77	9.83	2,228.43
DireXion Evolution Managed Bond Fund	10.10	9.97	241.59
Dreyfus Socially Responsible Growth Fund, Inc.	10.47	10.98	0.00
Dreyfus VIF Appreciation Portfolio	11.10	11.58	0.00
Dreyfus VIF International Value Portfolio	10.54	10.68	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.54	9.40	0.00
PIMCO VIT All Asset Portfolio	10.79	11.39	0.00
PIMCO VIT High Yield Portfolio	10.46	10.55	8,740.41
PIMCO VIT Low Duration Portfolio	10.17	10.65	0.00
PIMCO VIT Real Return Portfolio	10.09	10.89	3,587.98
PIMCO VIT Total Return Portfolio	10.29	10.91	0.00
ProFund Access VP High Yield	10.08	10.34	0.00
ProFund VP Asia 30	11.40	16.43	232.67
ProFund VP Banks	10.64	7.55	874.28
ProFund VP Basic Materials	9.86	12.58	0.00
ProFund VP Bear	9.39	9.21	3,983.87
ProFund VP Biotechnology	10.17	9.80	0.00
ProFund VP Bull	10.72	10.83	0.00
ProFund VP Consumer Goods	10.91	11.45	0.00
ProFund VP Consumer Services	10.74	9.62	0.00
ProFund VP Dow 30	11.24	12.38	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.35	11.57	551.02
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.93	8.63	0.00
ProFund VP Health Care	10.66	11.08	0.00
ProFund VP Industrials	9.99	10.89	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.95	10.70	0.00
ProFund VP Japan	10.28	9.03	0.00
ProFund VP Large-Cap Growth	10.58	11.04	843.26
ProFund VP Large-Cap Value	10.84	10.59	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.65	10.52	3,938.37
ProFund VP Mid-Cap Value	10.01	9.86	0.00
ProFund VP Money Market	10.10	10.22	21,862.98
ProFund VP NASDAQ-100	10.17	11.67	0.00
ProFund VP Oil & Gas	10.29	13.30	353.25
ProFund VP Pharmaceuticals	10.87	10.85	0.00
ProFund VP Precious Metals	8.61	10.29	96.24
ProFund VP Real Estate	11.90	9.34	0.00
ProFund VP Rising Rates Opportunity	9.21	8.52	0.00
ProFund VP Semiconductor	9.03	9.44	0.00
ProFund VP Short Dow 30	9.25	8.78	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.16	9.63	0.00
ProFund VP Short NASDAQ-100	9.80	8.46	0.00
ProFund VP Short Small-Cap	9.74	9.93	0.00
ProFund VP Small-Cap	10.02	9.56	0.00
ProFund VP Small-Cap Growth	9.71	9.86	928.22
ProFund VP Small-Cap Value	10.17	9.20	0.00
ProFund VP Technology	10.31	11.51	0.00
ProFund VP Telecommunications	11.79	12.47	0.00
ProFund VP U.S. Government Plus	10.91	11.72	0.00
ProFund VP UltraBull	11.25	11.07	14,952.26
ProFund VP UltraMid-Cap	9.42	9.74	492.55
ProFund VP Ultra NASDAQ-100	10.07	12.63	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.92	8.41	104.05
ProFund VP Utilities	11.75	13.28	0.00
Rydex VT Dow 2x Strategy Fund	11.58	12.21	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.51	7.56	0.00
Rydex VT OTC 2x Strategy Fund	10.07	12.59	0.00
Rydex VT S&P 500 2x Strategy Fund	11.26	11.05	1,444.83
Rydex VT U.S. Government Money Market Fund	10.07	10.21	0.00
Van Eck Worldwide Hard Assets Fund	9.89	13.97	152.27
Van Kampen LIT Growth and Income Portfolio	10.84	10.84	1,553.13
Van Kampen UIF Emerging Markets Debt Portfolio	10.69	11.10	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.02	15.11	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.85	11.79	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.83	11.39	429.98
Van Kampen UIF U.S. Real Estate Portfolio	12.32	9.95	0.00

Table 15– 2.50% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up
AIM V.I. Basic Value Series II	10.56	10.44	0.00
AIM V.I. Global Real Estate Series II	12.68	11.66	0.00
AIM V.I. International Growth Series II	10.96	12.23	0.00
AIM V.I. Mid Cap Core Equity Series II	10.34	11.02	0.00
Alger American Small Capitalization	15.64	17.88	0.00
American Century VP Income & Growth Fund	12.76	12.39	0.00
American Century VP International Fund	15.14	17.41	0.00
American Century VP Large Company Value Fund	12.03	11.58	0.00
American Century VP Mid Cap Value Fund	12.50	11.90	0.00
American Century VP Ultra Fund	9.35	11.02	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.86	9.23	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.09	11.01	0.00
Critical Math VIT Portfolio	10.00	9.54	0.00
DireXion Dynamic HY Bond Fund	10.16	9.69	3,642.09
DireXion Evolution All-Cap Equity Fund	9.77	9.82	7,154.49
DireXion Evolution Managed Bond Fund	10.10	9.96	2,963.80
Dreyfus Socially Responsible Growth Fund, Inc.	10.47	10.97	0.00
Dreyfus VIF Appreciation Portfolio	11.10	11.57	0.00
Dreyfus VIF International Value Portfolio	10.53	10.68	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.52	9.39	0.00
PIMCO VIT All Asset Portfolio	10.78	11.38	0.00
PIMCO VIT High Yield Portfolio	10.46	10.54	3,346.25
PIMCO VIT Low Duration Portfolio	10.17	10.65	0.00
PIMCO VIT Real Return Portfolio	10.09	10.88	0.00
PIMCO VIT Total Return Portfolio	10.29	10.90	1,920.31
ProFund Access VP High Yield	10.07	10.33	2,301.07
ProFund VP Asia 30	11.39	16.41	289.60
ProFund VP Banks	10.64	7.54	0.00
ProFund VP Basic Materials	9.86	12.57	409.76
ProFund VP Bear	9.38	9.21	538.94
ProFund VP Biotechnology	10.16	9.80	0.00
ProFund VP Bull	10.72	10.83	2,134.92
ProFund VP Consumer Goods	10.90	11.44	424.09
ProFund VP Consumer Services	10.74	9.61	0.00
ProFund VP Dow 30	11.23	12.37	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.35	11.56	420.03
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.93	8.62	0.00
ProFund VP Health Care	10.65	11.07	0.00
ProFund VP Industrials	9.98	10.88	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.95	10.69	0.00
ProFund VP Japan	10.28	9.02	0.00
ProFund VP Large-Cap Growth	10.58	11.03	0.00
ProFund VP Large-Cap Value	10.84	10.59	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.65	10.52	890.13
ProFund VP Mid-Cap Value	10.01	9.85	0.00
ProFund VP Money Market	10.09	10.21	37,841.51
ProFund VP NASDAQ-100	10.17	11.67	0.00
ProFund VP Oil & Gas	10.29	13.29	401.12
ProFund VP Pharmaceuticals	10.87	10.84	0.00
ProFund VP Precious Metals	8.61	10.28	481.30
ProFund VP Real Estate	11.90	9.33	0.00
ProFund VP Rising Rates Opportunity	9.21	8.52	0.00
ProFund VP Semiconductor	9.03	9.43	0.00
ProFund VP Short Dow 30	9.25	8.77	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.16	9.62	0.00
ProFund VP Short NASDAQ-100	9.80	8.45	592.05
ProFund VP Short Small-Cap	9.74	9.93	0.00
ProFund VP Small-Cap	10.02	9.56	0.00
ProFund VP Small-Cap Growth	9.71	9.85	0.00
ProFund VP Small-Cap Value	10.16	9.19	0.00
ProFund VP Technology	10.31	11.50	430.96
ProFund VP Telecommunications	11.78	12.45	0.00
ProFund VP U.S. Government Plus	10.91	11.71	0.00
ProFund VP UltraBull	11.24	11.06	0.00
ProFund VP UltraMid-Cap	9.42	9.73	2,251.13
ProFund VP Ultra NASDAQ-100	10.07	12.62	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.92	8.40	2,641.90
ProFund VP Utilities	11.75	13.26	374.09
Rydex VT Dow 2x Strategy Fund	11.57	12.20	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.51	7.55	0.00
Rydex VT OTC 2x Strategy Fund	10.06	12.58	0.00
Rydex VT S&P 500 2x Strategy Fund	11.25	11.04	0.00
Rydex VT U.S. Government Money Market Fund	9.48	9.60	0.00
Van Eck Worldwide Hard Assets Fund	9.89	13.96	0.00
Van Kampen LIT Growth and Income Portfolio	10.83	10.83	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.68	11.09	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.02	15.09	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.85	11.78	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.83	11.38	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.32	9.94	0.00

Table 16 – 2.55% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E and 5% Extra Credit Rider

Base Contract with 1.45% M&E and 4% Extra Credit Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider and Estate Planning Rider

AIM V.I. Basic Value Series II	10.55	10.43	0.00
AIM V.I. Global Real Estate Series II	12.68	11.65	0.00
AIM V.I. International Growth Series II	10.96	12.22	0.00
AIM V.I. Mid Cap Core Equity Series II	10.34	11.01	0.00
Alger American Small Capitalization	20.66	23.61	0.00
American Century VP Income & Growth Fund	15.82	15.35	0.00
American Century VP International Fund	17.97	20.66	0.00
American Century VP Large Company Value Fund	12.02	11.56	0.00
American Century VP Mid Cap Value Fund	12.49	11.88	0.00
American Century VP Ultra Fund	9.34	11.01	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.85	9.22	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.09	11.00	0.00
Critical Math VIT Portfolio	10.00	9.54	0.00
DireXion Dynamic HY Bond Fund	10.16	9.68	0.00
DireXion Evolution All-Cap Equity Fund	9.77	9.82	1,098.07
DireXion Evolution Managed Bond Fund	10.09	9.95	473.66
Dreyfus Socially Responsible Growth Fund, Inc.	10.46	10.96	0.00
Dreyfus VIF Appreciation Portfolio	11.10	11.56	0.00
Dreyfus VIF International Value Portfolio	10.53	10.67	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.51	9.37	0.00
PIMCO VIT All Asset Portfolio	10.78	11.37	0.00
PIMCO VIT High Yield Portfolio	10.45	10.54	0.00
PIMCO VIT Low Duration Portfolio	10.17	10.64	0.00
PIMCO VIT Real Return Portfolio	10.09	10.87	0.00
PIMCO VIT Total Return Portfolio	10.28	10.89	0.00
ProFund Access VP High Yield	10.07	10.32	964.95
ProFund VP Asia 30	11.39	16.40	0.00
ProFund VP Banks	10.63	7.54	0.00
ProFund VP Basic Materials	9.86	12.56	0.00
ProFund VP Bear	9.38	9.20	0.00
ProFund VP Biotechnology	10.16	9.79	0.00
ProFund VP Bull	10.72	10.82	895.19
ProFund VP Consumer Goods	10.90	11.43	0.00
ProFund VP Consumer Services	10.74	9.60	0.00
ProFund VP Dow 30	11.23	12.36	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.34	11.55	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.93	8.61	0.00
ProFund VP Health Care	10.65	11.06	0.00
ProFund VP Industrials	9.98	10.87	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.95	10.68	0.00
ProFund VP Japan	10.28	9.02	0.00
ProFund VP Large-Cap Growth	10.57	11.02	0.00
ProFund VP Large-Cap Value	10.84	10.58	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.65	10.51	4,762.72
ProFund VP Mid-Cap Value	10.00	9.85	0.00
ProFund VP Money Market	10.09	10.20	17,262.37
ProFund VP NASDAQ-100	10.17	11.66	0.00
ProFund VP Oil & Gas	10.29	13.28	0.00
ProFund VP Pharmaceuticals	10.86	10.83	0.00
ProFund VP Precious Metals	8.61	10.27	0.00
ProFund VP Real Estate	11.90	9.32	0.00
ProFund VP Rising Rates Opportunity	9.21	8.51	0.00
ProFund VP Semiconductor	9.03	9.42	0.00
ProFund VP Short Dow 30	9.24	8.77	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.15	9.61	0.00
ProFund VP Short NASDAQ-100	9.79	8.44	0.00
ProFund VP Short Small-Cap	9.73	9.92	0.00
ProFund VP Small-Cap	10.02	9.55	0.00
ProFund VP Small-Cap Growth	9.71	9.85	0.00
ProFund VP Small-Cap Value	10.16	9.19	0.00
ProFund VP Technology	10.31	11.49	0.00
ProFund VP Telecommunications	11.78	12.44	0.00
ProFund VP U.S. Government Plus	10.90	11.70	0.00
ProFund VP UltraBull	11.24	11.05	0.00
ProFund VP UltraMid-Cap	9.41	9.72	943.74
ProFund VP Ultra NASDAQ-100	10.07	12.61	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.92	8.39	1,107.60
ProFund VP Utilities	11.74	13.25	0.00
Rydex VT Dow 2x Strategy Fund	11.57	12.19	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.50	7.54	0.00
Rydex VT OTC 2x Strategy Fund	10.06	12.57	0.00
Rydex VT S&P 500 2x Strategy Fund	11.25	11.03	0.00
Rydex VT U.S. Government Money Market Fund	9.55	9.67	0.00
Van Eck Worldwide Hard Assets Fund	9.88	13.95	0.00
Van Kampen LIT Growth and Income Portfolio	10.83	10.82	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.68	11.08	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.02	15.08	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.85	11.77	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.82	11.37	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.32	9.93	0.00

Table 17 – 2.60% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.20% M&E; 4% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up

AIM V.I. Basic Value Series II	10.55	10.42	0.00
AIM V.I. Global Real Estate Series II	12.68	11.64	0.00
AIM V.I. International Growth Series II	10.95	12.21	0.00
AIM V.I. Mid Cap Core Equity Series II	10.34	11.00	0.00
Alger American Small Capitalization	12.45	14.22	0.00
American Century VP Income & Growth Fund	11.51	11.16	0.00
American Century VP International Fund	13.01	14.94	0.00
American Century VP Large Company Value Fund	11.91	11.45	0.00
American Century VP Mid Cap Value Fund	11.92	11.33	0.00
American Century VP Ultra Fund	9.63	11.33	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.85	9.22	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.08	10.99	0.00
Critical Math VIT Portfolio	10.00	9.54	0.00
DireXion Dynamic HY Bond Fund	10.16	9.68	0.00
DireXion Evolution All-Cap Equity Fund	9.76	9.81	0.00
DireXion Evolution Managed Bond Fund	10.09	9.94	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.46	10.95	0.00
Dreyfus VIF Appreciation Portfolio	11.09	11.55	0.00
Dreyfus VIF International Value Portfolio	10.53	10.66	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.01	8.96	0.00
PIMCO VIT All Asset Portfolio	10.78	11.36	0.00
PIMCO VIT High Yield Portfolio	10.45	10.53	0.00
PIMCO VIT Low Duration Portfolio	10.16	10.63	0.00
PIMCO VIT Real Return Portfolio	10.08	10.86	0.00
PIMCO VIT Total Return Portfolio	10.28	10.88	0.00
ProFund Access VP High Yield	10.07	10.31	0.00
ProFund VP Asia 30	11.38	16.39	0.00
ProFund VP Banks	10.63	7.53	0.00
ProFund VP Basic Materials	9.85	12.55	0.00
ProFund VP Bear	9.38	9.19	0.00
ProFund VP Biotechnology	10.16	9.78	0.00
ProFund VP Bull	10.71	10.81	0.00
ProFund VP Consumer Goods	10.90	11.42	0.00
ProFund VP Consumer Services	10.73	9.60	0.00
ProFund VP Dow 30	11.22	12.35	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.34	11.54	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.92	8.61	0.00
ProFund VP Health Care	10.65	11.05	0.00
ProFund VP Industrials	9.98	10.86	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.94	10.67	0.00
ProFund VP Japan	10.27	9.01	0.00
ProFund VP Large-Cap Growth	10.57	11.01	0.00
ProFund VP Large-Cap Value	10.83	10.57	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.64	10.50	738.35
ProFund VP Mid-Cap Value	10.00	9.84	0.00
ProFund VP Money Market	10.09	10.19	8,985.34
ProFund VP NASDAQ-100	10.16	11.65	0.00
ProFund VP Oil & Gas	10.28	13.27	0.00
ProFund VP Pharmaceuticals	10.86	10.82	0.00
ProFund VP Precious Metals	8.60	10.26	0.00
ProFund VP Real Estate	11.89	9.31	0.00
ProFund VP Rising Rates Opportunity	9.21	8.50	0.00
ProFund VP Semiconductor	9.02	9.41	0.00
ProFund VP Short Dow 30	9.24	8.76	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.15	9.60	0.00
ProFund VP Short NASDAQ-100	9.79	8.44	0.00
ProFund VP Short Small-Cap	9.73	9.91	0.00
ProFund VP Small-Cap	10.01	9.54	0.00
ProFund VP Small-Cap Growth	9.70	9.84	0.00
ProFund VP Small-Cap Value	10.16	9.18	0.00
ProFund VP Technology	10.30	11.49	0.00
ProFund VP Telecommunications	11.78	12.43	0.00
ProFund VP U.S. Government Plus	10.90	11.69	0.00
ProFund VP UltraBull	11.24	11.04	1,540.23
ProFund VP UltraMid-Cap	9.41	9.71	0.00
ProFund VP Ultra NASDAQ-100	10.06	12.60	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.91	8.39	0.00
ProFund VP Utilities	11.74	13.24	0.00
Rydex VT Dow 2x Strategy Fund	11.56	12.18	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.50	7.54	0.00
Rydex VT OTC 2x Strategy Fund	10.06	12.56	0.00
Rydex VT S&P 500 2x Strategy Fund	11.25	11.02	0.00
Rydex VT U.S. Government Money Market Fund	10.12	10.24	0.00
Van Eck Worldwide Hard Assets Fund	9.88	13.94	0.00
Van Kampen LIT Growth and Income Portfolio	10.82	10.81	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.68	11.07	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.01	15.07	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.84	11.76	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.82	11.36	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.31	9.92	0.00

Table 18 – 2.65% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

AIM V.I. Basic Value Series II	10.55	10.41	0.00
AIM V.I. Global Real Estate Series II	12.67	11.63	0.00
AIM V.I. International Growth Series II	10.95	12.20	1,053.40
AIM V.I. Mid Cap Core Equity Series II	10.33	10.99	0.00
Alger American Small Capitalization	15.53	17.73	0.00
American Century VP Income & Growth Fund	12.66	12.28	0.00
American Century VP International Fund	15.03	17.25	0.00
American Century VP Large Company Value Fund	12.00	11.52	0.00
American Century VP Mid Cap Value Fund	12.46	11.84	0.00
American Century VP Ultra Fund	9.33	10.97	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.85	9.21	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.08	10.98	0.00
Critical Math VIT Portfolio	10.00	9.53	0.00
DireXion Dynamic HY Bond Fund	10.15	9.67	0.00
DireXion Evolution All-Cap Equity Fund	9.76	9.80	8,357.87
DireXion Evolution Managed Bond Fund	10.09	9.93	2,018.29
Dreyfus Socially Responsible Growth Fund, Inc.	10.46	10.94	0.00
Dreyfus VIF Appreciation Portfolio	11.09	11.54	0.00
Dreyfus VIF International Value Portfolio	10.52	10.65	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.49	9.34	0.00
PIMCO VIT All Asset Portfolio	10.77	11.35	0.00
PIMCO VIT High Yield Portfolio	10.45	10.52	0.00
PIMCO VIT Low Duration Portfolio	10.16	10.62	0.00
PIMCO VIT Real Return Portfolio	10.08	10.85	0.00
PIMCO VIT Total Return Portfolio	10.28	10.87	0.00
ProFund Access VP High Yield	10.06	10.31	0.00
ProFund VP Asia 30	11.38	16.37	1,523.36
ProFund VP Banks	10.63	7.53	0.00
ProFund VP Basic Materials	9.85	12.54	0.00
ProFund VP Bear	9.37	9.18	0.00
ProFund VP Biotechnology	10.15	9.77	0.00
ProFund VP Bull	10.71	10.80	0.00
ProFund VP Consumer Goods	10.89	11.41	0.00
ProFund VP Consumer Services	10.73	9.59	0.00
ProFund VP Dow 30	11.22	12.34	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.34	11.53	2,256.75
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.92	8.60	0.00
ProFund VP Health Care	10.64	11.04	0.00
ProFund VP Industrials	9.97	10.85	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.94	10.66	0.00
ProFund VP Japan	10.27	9.00	0.00
ProFund VP Large-Cap Growth	10.57	11.01	1,175.81
ProFund VP Large-Cap Value	10.83	10.56	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.64	10.49	0.00
ProFund VP Mid-Cap Value	10.00	9.83	0.00
ProFund VP Money Market	10.08	10.19	2,297.48
ProFund VP NASDAQ-100	10.16	11.64	0.00
ProFund VP Oil & Gas	10.28	13.26	1,004.89
ProFund VP Pharmaceuticals	10.85	10.81	0.00
ProFund VP Precious Metals	8.60	10.25	628.09
ProFund VP Real Estate	11.89	9.30	0.00
ProFund VP Rising Rates Opportunity	9.20	8.49	0.00
ProFund VP Semiconductor	9.02	9.40	0.00
ProFund VP Short Dow 30	9.24	8.75	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.15	9.60	0.00
ProFund VP Short NASDAQ-100	9.79	8.43	0.00
ProFund VP Short Small-Cap	9.73	9.90	0.00
ProFund VP Small-Cap	10.01	9.53	0.00
ProFund VP Small-Cap Growth	9.70	9.83	1,250.10
ProFund VP Small-Cap Value	10.15	9.17	0.00
ProFund VP Technology	10.30	11.48	0.00
ProFund VP Telecommunications	11.77	12.42	0.00
ProFund VP U.S. Government Plus	10.89	11.68	0.00
ProFund VP UltraBull	11.23	11.03	0.00
ProFund VP UltraMid-Cap	9.41	9.71	0.00
ProFund VP Ultra NASDAQ-100	10.06	12.59	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.91	8.38	675.06
ProFund VP Utilities	11.73	13.23	0.00
Rydex VT Dow 2x Strategy Fund	11.56	12.17	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.50	7.53	0.00
Rydex VT OTC 2x Strategy Fund	10.05	12.55	0.00
Rydex VT S&P 500 2x Strategy Fund	11.24	11.01	0.00
Rydex VT U.S. Government Money Market Fund	9.41	9.52	0.00
Van Eck Worldwide Hard Assets Fund	9.88	13.93	981.20
Van Kampen LIT Growth and Income Portfolio	10.82	10.80	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.67	11.06	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.01	15.06	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.84	11.75	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.82	11.35	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.31	9.91	0.00

Table 19 – 2.70% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.45% M&E; 3% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E and 5% Extra Credit Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up

AIM V.I. Basic Value Series II	10.54	10.40	0.00
AIM V.I. Global Real Estate Series II	12.67	11.62	0.00
AIM V.I. International Growth Series II	10.95	12.19	248.48
AIM V.I. Mid Cap Core Equity Series II	10.33	10.98	0.00
Alger American Small Capitalization	12.43	14.19	0.00
American Century VP Income & Growth Fund	11.49	11.14	0.00
American Century VP International Fund	12.99	14.91	0.00
American Century VP Large Company Value Fund	11.89	11.42	0.00
American Century VP Mid Cap Value Fund	11.90	11.30	0.00
American Century VP Ultra Fund	9.61	11.30	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.84	9.20	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.08	10.97	0.00
Critical Math VIT Portfolio	10.00	9.53	0.00
DireXion Dynamic HY Bond Fund	10.15	9.66	0.00
DireXion Evolution All-Cap Equity Fund	9.76	9.79	2,510.27
DireXion Evolution Managed Bond Fund	10.08	9.92	2,370.60
Dreyfus Socially Responsible Growth Fund, Inc.	10.45	10.93	0.00
Dreyfus VIF Appreciation Portfolio	11.09	11.53	0.00
Dreyfus VIF International Value Portfolio	10.52	10.64	97.30
Goldman Sachs VIT Structured Small Cap Equity Fund	10.99	8.93	0.00
PIMCO VIT All Asset Portfolio	10.77	11.34	0.00
PIMCO VIT High Yield Portfolio	10.44	10.51	0.00
PIMCO VIT Low Duration Portfolio	10.16	10.61	0.00
PIMCO VIT Real Return Portfolio	10.08	10.84	0.00
PIMCO VIT Total Return Portfolio	10.27	10.86	0.00
ProFund Access VP High Yield	10.06	10.30	0.00
ProFund VP Asia 30	11.38	16.36	228.82
ProFund VP Banks	10.62	7.52	0.00
ProFund VP Basic Materials	9.85	12.53	0.00
ProFund VP Bear	9.37	9.17	0.00
ProFund VP Biotechnology	10.15	9.76	0.00
ProFund VP Bull	10.71	10.79	0.00
ProFund VP Consumer Goods	10.89	11.40	0.00
ProFund VP Consumer Services	10.73	9.58	0.00
ProFund VP Dow 30	11.22	12.33	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.33	11.52	354.28
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.92	8.59	0.00
ProFund VP Health Care	10.64	11.03	0.00
ProFund VP Industrials	9.97	10.84	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.94	10.65	0.00
ProFund VP Japan	10.27	8.99	0.00
ProFund VP Large-Cap Growth	10.56	11.00	1,347.23
ProFund VP Large-Cap Value	10.83	10.55	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.64	10.48	6,533.02
ProFund VP Mid-Cap Value	9.99	9.82	0.00
ProFund VP Money Market	10.08	10.18	9,145.30
ProFund VP NASDAQ-100	10.16	11.63	0.00
ProFund VP Oil & Gas	10.28	13.25	0.00
ProFund VP Pharmaceuticals	10.85	10.81	0.00
ProFund VP Precious Metals	8.60	10.25	0.00
ProFund VP Real Estate	11.88	9.30	0.00
ProFund VP Rising Rates Opportunity	9.20	8.49	0.00
ProFund VP Semiconductor	9.02	9.40	0.00
ProFund VP Short Dow 30	9.23	8.75	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.14	9.59	0.00
ProFund VP Short NASDAQ-100	9.78	8.42	0.00
ProFund VP Short Small-Cap	9.72	9.89	0.00
ProFund VP Small-Cap	10.01	9.52	0.00
ProFund VP Small-Cap Growth	9.70	9.82	0.00
ProFund VP Small-Cap Value	10.15	9.16	0.00
ProFund VP Technology	10.30	11.47	0.00
ProFund VP Telecommunications	11.77	12.41	0.00
ProFund VP U.S. Government Plus	10.89	11.67	0.00
ProFund VP UltraBull	11.23	11.02	0.00
ProFund VP UltraMid-Cap	9.40	9.70	0.00
ProFund VP Ultra NASDAQ-100	10.06	12.57	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.91	8.37	218.71
ProFund VP Utilities	11.73	13.22	0.00
Rydex VT Dow 2x Strategy Fund	11.56	12.16	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.49	7.52	0.00
Rydex VT OTC 2x Strategy Fund	10.05	12.54	0.00
Rydex VT S&P 500 2x Strategy Fund	11.24	11.00	0.00
Rydex VT U.S. Government Money Market Fund	10.10	10.22	9,795.07
Van Eck Worldwide Hard Assets Fund	9.87	13.92	155.40
Van Kampen LIT Growth and Income Portfolio	10.82	10.79	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.67	11.05	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.00	15.04	135.32
Van Kampen UIF Mid Cap Growth Portfolio	9.84	11.74	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.81	11.34	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.30	9.91	0.00

Table 20 – 2.75% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

AIM V.I. Basic Value Series II	10.54	10.39	0.00
AIM V.I. Global Real Estate Series II	12.66	11.61	0.00
AIM V.I. International Growth Series II	10.94	12.18	789.24
AIM V.I. Mid Cap Core Equity Series II	10.32	10.98	0.00
Alger American Small Capitalization	15.45	17.62	0.00
American Century VP Income & Growth Fund	12.60	12.20	0.00
American Century VP International Fund	14.95	17.15	0.00
American Century VP Large Company Value Fund	11.97	11.49	0.00
American Century VP Mid Cap Value Fund	12.44	11.81	0.00
American Century VP Ultra Fund	9.31	10.94	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.84	9.19	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.07	10.96	0.00
Critical Math VIT Portfolio	10.00	9.53	0.00
DireXion Dynamic HY Bond Fund	10.15	9.65	0.00
DireXion Evolution All-Cap Equity Fund	9.75	9.78	4,562.11
DireXion Evolution Managed Bond Fund	10.08	9.92	514.42
Dreyfus Socially Responsible Growth Fund, Inc.	10.45	10.93	0.00
Dreyfus VIF Appreciation Portfolio	11.08	11.52	0.00
Dreyfus VIF International Value Portfolio	10.52	10.63	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.47	9.32	0.00
PIMCO VIT All Asset Portfolio	10.77	11.33	0.00
PIMCO VIT High Yield Portfolio	10.44	10.50	0.00
PIMCO VIT Low Duration Portfolio	10.15	10.60	0.00
PIMCO VIT Real Return Portfolio	10.07	10.83	0.00
PIMCO VIT Total Return Portfolio	10.27	10.85	0.00
ProFund Access VP High Yield	10.06	10.29	0.00
ProFund VP Asia 30	11.37	16.34	1,195.43
ProFund VP Banks	10.62	7.51	0.00
ProFund VP Basic Materials	9.84	12.52	0.00
ProFund VP Bear	9.37	9.17	0.00
ProFund VP Biotechnology	10.15	9.75	0.00
ProFund VP Bull	10.70	10.78	0.00
ProFund VP Consumer Goods	10.89	11.39	0.00
ProFund VP Consumer Services	10.72	9.57	0.00
ProFund VP Dow 30	11.21	12.32	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.33	11.51	1,700.46
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.91	8.59	0.00
ProFund VP Health Care	10.63	11.03	0.00
ProFund VP Industrials	9.97	10.83	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.93	10.65	0.00
ProFund VP Japan	10.26	8.99	0.00
ProFund VP Large-Cap Growth	10.56	10.99	884.96
ProFund VP Large-Cap Value	10.82	10.54	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.63	10.47	0.00
ProFund VP Mid-Cap Value	9.99	9.81	0.00
ProFund VP Money Market	10.08	10.17	2,858.80
ProFund VP NASDAQ-100	10.15	11.62	0.00
ProFund VP Oil & Gas	10.27	13.24	787.07
ProFund VP Pharmaceuticals	10.85	10.80	0.00
ProFund VP Precious Metals	8.59	10.24	483.36
ProFund VP Real Estate	11.88	9.29	0.00
ProFund VP Rising Rates Opportunity	9.20	8.48	0.00
ProFund VP Semiconductor	9.01	9.39	0.00
ProFund VP Short Dow 30	9.23	8.74	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.14	9.58	0.00
ProFund VP Short NASDAQ-100	9.78	8.41	0.00
ProFund VP Short Small-Cap	9.72	9.88	0.00
ProFund VP Small-Cap	10.00	9.52	0.00
ProFund VP Small-Cap Growth	9.69	9.81	927.95
ProFund VP Small-Cap Value	10.15	9.16	0.00
ProFund VP Technology	10.29	11.46	0.00
ProFund VP Telecommunications	11.76	12.40	0.00
ProFund VP U.S. Government Plus	10.89	11.66	0.00
ProFund VP UltraBull	11.22	11.01	0.00
ProFund VP UltraMid-Cap	9.40	9.69	0.00
ProFund VP Ultra NASDAQ-100	10.05	12.56	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.90	8.36	487.24
ProFund VP Utilities	11.73	13.21	0.00
Rydex VT Dow 2x Strategy Fund	11.55	12.15	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.49	7.52	0.00
Rydex VT OTC 2x Strategy Fund	10.05	12.53	0.00
Rydex VT S&P 500 2x Strategy Fund	11.24	11.00	0.00
Rydex VT U.S. Government Money Market Fund	9.37	9.47	0.00
Van Eck Worldwide Hard Assets Fund	9.87	13.90	762.51
Van Kampen LIT Growth and Income Portfolio	10.81	10.78	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.67	11.04	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.00	15.03	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.83	11.73	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.81	11.33	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.30	9.90	0.00

Table 21 – 2.80% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll Up; Estate Planning Rider and 3 Year CDSC Rider

AIM V.I. Basic Value Series II	10.54	10.38	0.00
AIM V.I. Global Real Estate Series II	12.66	11.60	0.00
AIM V.I. International Growth Series II	10.94	12.17	0.00
AIM V.I. Mid Cap Core Equity Series II	10.32	10.97	0.00
Alger American Small Capitalization	13.78	15.71	0.00
American Century VP Income & Growth Fund	11.89	11.51	0.00
American Century VP International Fund	13.80	15.82	0.00
American Century VP Large Company Value Fund	11.96	11.47	0.00
American Century VP Mid Cap Value Fund	12.43	11.79	0.00
American Century VP Ultra Fund	9.30	10.92	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.84	9.18	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.07	10.95	0.00
Critical Math VIT Portfolio	10.00	9.53	0.00
DireXion Dynamic HY Bond Fund	10.14	9.64	0.00
DireXion Evolution All-Cap Equity Fund	9.75	9.77	0.00
DireXion Evolution Managed Bond Fund	10.08	9.91	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.45	10.92	0.00
Dreyfus VIF Appreciation Portfolio	11.08	11.51	0.00
Dreyfus VIF International Value Portfolio	10.51	10.62	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.46	9.30	0.00
PIMCO VIT All Asset Portfolio	10.76	11.32	0.00
PIMCO VIT High Yield Portfolio	10.44	10.49	0.00
PIMCO VIT Low Duration Portfolio	10.15	10.59	0.00
PIMCO VIT Real Return Portfolio	10.07	10.82	0.00
PIMCO VIT Total Return Portfolio	10.27	10.84	0.00
ProFund Access VP High Yield	10.05	10.28	0.00
ProFund VP Asia 30	11.37	16.33	0.00
ProFund VP Banks	10.62	7.51	0.00
ProFund VP Basic Materials	9.84	12.50	0.00
ProFund VP Bear	9.37	9.16	0.00
ProFund VP Biotechnology	10.14	9.75	0.00
ProFund VP Bull	10.70	10.77	0.00
ProFund VP Consumer Goods	10.88	11.38	0.00
ProFund VP Consumer Services	10.72	9.56	0.00
ProFund VP Dow 30	11.21	12.31	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.33	11.50	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.91	8.58	0.00
ProFund VP Health Care	10.63	11.02	1,490.89
ProFund VP Industrials	9.97	10.82	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.93	10.64	0.00
ProFund VP Japan	10.26	8.98	0.00
ProFund VP Large-Cap Growth	10.56	10.98	0.00
ProFund VP Large-Cap Value	10.82	10.53	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.63	10.46	0.00
ProFund VP Mid-Cap Value	9.99	9.80	0.00
ProFund VP Money Market	10.07	10.16	0.00
ProFund VP NASDAQ-100	10.15	11.61	0.00
ProFund VP Oil & Gas	10.27	13.23	0.00
ProFund VP Pharmaceuticals	10.84	10.79	0.00
ProFund VP Precious Metals	8.59	10.23	0.00
ProFund VP Real Estate	11.88	9.28	0.00
ProFund VP Rising Rates Opportunity	9.19	8.47	0.00
ProFund VP Semiconductor	9.01	9.38	0.00
ProFund VP Short Dow 30	9.23	8.73	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.14	9.57	0.00
ProFund VP Short NASDAQ-100	9.78	8.41	0.00
ProFund VP Short Small-Cap	9.72	9.88	0.00
ProFund VP Small-Cap	10.00	9.51	0.00
ProFund VP Small-Cap Growth	9.69	9.80	0.00
ProFund VP Small-Cap Value	10.14	9.15	0.00
ProFund VP Technology	10.29	11.45	0.00
ProFund VP Telecommunications	11.76	12.39	0.00
ProFund VP U.S. Government Plus	10.88	11.65	0.00
ProFund VP UltraBull	11.22	11.00	0.00
ProFund VP UltraMid-Cap	9.40	9.68	0.00
ProFund VP Ultra NASDAQ-100	10.05	12.55	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.90	8.36	0.00
ProFund VP Utilities	11.72	13.20	0.00
Rydex VT Dow 2x Strategy Fund	11.55	12.14	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.49	7.51	0.00
Rydex VT OTC 2x Strategy Fund	10.04	12.52	0.00
Rydex VT S&P 500 2x Strategy Fund	11.23	10.99	0.00
Rydex VT U.S. Government Money Market Fund	10.00	10.10	0.00
Van Eck Worldwide Hard Assets Fund	9.87	13.89	0.00
Van Kampen LIT Growth and Income Portfolio	10.81	10.78	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.66	11.03	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.00	15.02	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.83	11.72	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.81	11.32	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.30	9.89	0.00

Table 22 – 2.85% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.45% M&E; 4% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

AIM V.I. Basic Value Series II	10.53	10.37	0.00
AIM V.I. Global Real Estate Series II	12.66	11.59	0.00
AIM V.I. International Growth Series II	10.94	12.16	0.00
AIM V.I. Mid Cap Core Equity Series II	10.32	10.96	0.00
Alger American Small Capitalization	15.38	17.52	0.00
American Century VP Income & Growth Fund	12.54	12.13	0.00
American Century VP International Fund	14.88	17.05	0.00
American Century VP Large Company Value Fund	11.95	11.45	0.00
American Century VP Mid Cap Value Fund	12.41	11.77	0.00
American Century VP Ultra Fund	9.29	10.91	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.83	9.18	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.07	10.94	0.00
Critical Math VIT Portfolio	10.00	9.52	0.00
DireXion Dynamic HY Bond Fund	10.14	9.63	0.00
DireXion Evolution All-Cap Equity Fund	9.75	9.77	0.00
DireXion Evolution Managed Bond Fund	10.07	9.90	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.44	10.91	0.00
Dreyfus VIF Appreciation Portfolio	11.07	11.50	0.00
Dreyfus VIF International Value Portfolio	10.51	10.61	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.44	9.29	0.00
PIMCO VIT All Asset Portfolio	10.76	11.31	0.00
PIMCO VIT High Yield Portfolio	10.43	10.48	0.00
PIMCO VIT Low Duration Portfolio	10.15	10.58	0.00
PIMCO VIT Real Return Portfolio	10.07	10.81	0.00
PIMCO VIT Total Return Portfolio	10.26	10.84	0.00
ProFund Access VP High Yield	10.05	10.27	0.00
ProFund VP Asia 30	11.37	16.32	0.00
ProFund VP Banks	10.61	7.50	0.00
ProFund VP Basic Materials	9.84	12.49	0.00
ProFund VP Bear	9.36	9.15	0.00
ProFund VP Biotechnology	10.14	9.74	0.00
ProFund VP Bull	10.70	10.76	0.00
ProFund VP Consumer Goods	10.88	11.38	0.00
ProFund VP Consumer Services	10.72	9.56	0.00
ProFund VP Dow 30	11.21	12.30	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.32	11.49	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.91	8.57	0.00
ProFund VP Health Care	10.63	11.01	0.00
ProFund VP Industrials	9.96	10.82	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.93	10.63	0.00
ProFund VP Japan	10.26	8.97	0.00
ProFund VP Large-Cap Growth	10.55	10.97	0.00
ProFund VP Large-Cap Value	10.81	10.52	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.63	10.45	0.00
ProFund VP Mid-Cap Value	9.98	9.80	0.00
ProFund VP Money Market	10.07	10.15	0.00
ProFund VP NASDAQ-100	10.15	11.60	0.00
ProFund VP Oil & Gas	10.27	13.21	0.00
ProFund VP Pharmaceuticals	10.84	10.78	0.00
ProFund VP Precious Metals	8.59	10.22	0.00
ProFund VP Real Estate	11.87	9.27	0.00
ProFund VP Rising Rates Opportunity	9.19	8.47	0.00
ProFund VP Semiconductor	9.01	9.37	0.00
ProFund VP Short Dow 30	9.22	8.72	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.13	9.56	0.00
ProFund VP Short NASDAQ-100	9.77	8.40	0.00
ProFund VP Short Small-Cap	9.71	9.87	0.00
ProFund VP Small-Cap	10.00	9.50	0.00
ProFund VP Small-Cap Growth	9.69	9.80	0.00
ProFund VP Small-Cap Value	10.14	9.14	0.00
ProFund VP Technology	10.29	11.44	0.00
ProFund VP Telecommunications	11.76	12.38	0.00
ProFund VP U.S. Government Plus	10.88	11.64	0.00
ProFund VP UltraBull	11.22	10.99	0.00
ProFund VP UltraMid-Cap	9.39	9.67	0.00
ProFund VP Ultra NASDAQ-100	10.05	12.54	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.90	8.35	0.00
ProFund VP Utilities	11.72	13.19	0.00
Rydex VT Dow 2x Strategy Fund	11.55	12.13	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.49	7.51	0.00
Rydex VT OTC 2x Strategy Fund	10.04	12.51	0.00
Rydex VT S&P 500 2x Strategy Fund	11.23	10.98	0.00
Rydex VT U.S. Government Money Market Fund	9.32	9.41	0.00
Van Eck Worldwide Hard Assets Fund	9.86	13.88	0.00
Van Kampen LIT Growth and Income Portfolio	10.81	10.77	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.66	11.02	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.99	15.01	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.83	11.71	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.80	11.31	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.29	9.88	0.00

Table 23 – 2.90% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

AIM V.I. Basic Value Series II	10.53	10.37	0.00
AIM V.I. Global Real Estate Series II	12.65	11.58	0.00
AIM V.I. International Growth Series II	10.93	12.15	0.00
AIM V.I. Mid Cap Core Equity Series II	10.31	10.95	0.00
Alger American Small Capitalization	12.40	14.12	0.00
American Century VP Income & Growth Fund	11.46	11.08	0.00
American Century VP International Fund	12.96	14.84	0.00
American Century VP Large Company Value Fund	11.86	11.37	0.00
American Century VP Mid Cap Value Fund	11.87	11.25	0.00
American Century VP Ultra Fund	9.59	11.25	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.83	9.17	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.06	10.94	0.00
Critical Math VIT Portfolio	10.00	9.52	0.00
DireXion Dynamic HY Bond Fund	10.14	9.63	0.00
DireXion Evolution All-Cap Equity Fund	9.74	9.76	0.00
DireXion Evolution Managed Bond Fund	10.07	9.89	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.44	10.90	0.00
Dreyfus VIF Appreciation Portfolio	11.07	11.49	0.00
Dreyfus VIF International Value Portfolio	10.51	10.60	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.96	8.89	0.00
PIMCO VIT All Asset Portfolio	10.76	11.30	0.00
PIMCO VIT High Yield Portfolio	10.43	10.47	0.00
PIMCO VIT Low Duration Portfolio	10.14	10.57	0.00
PIMCO VIT Real Return Portfolio	10.06	10.80	0.00
PIMCO VIT Total Return Portfolio	10.26	10.83	0.00
ProFund Access VP High Yield	10.05	10.26	0.00
ProFund VP Asia 30	11.36	16.30	0.00
ProFund VP Banks	10.61	7.49	0.00
ProFund VP Basic Materials	9.83	12.48	0.00
ProFund VP Bear	9.36	9.14	0.00
ProFund VP Biotechnology	10.14	9.73	0.00
ProFund VP Bull	10.69	10.75	0.00
ProFund VP Consumer Goods	10.88	11.37	0.00
ProFund VP Consumer Services	10.71	9.55	0.00
ProFund VP Dow 30	11.20	12.29	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.32	11.48	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.90	8.56	0.00
ProFund VP Health Care	10.62	11.00	0.00
ProFund VP Industrials	9.96	10.81	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.92	10.62	0.00
ProFund VP Japan	10.25	8.96	0.00
ProFund VP Large-Cap Growth	10.55	10.96	0.00
ProFund VP Large-Cap Value	10.81	10.52	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.62	10.45	0.00
ProFund VP Mid-Cap Value	9.98	9.79	0.00
ProFund VP Money Market	10.07	10.14	37,872.64
ProFund VP NASDAQ-100	10.14	11.59	0.00
ProFund VP Oil & Gas	10.26	13.20	0.00
ProFund VP Pharmaceuticals	10.84	10.77	0.00
ProFund VP Precious Metals	8.59	10.21	0.00
ProFund VP Real Estate	11.87	9.27	0.00
ProFund VP Rising Rates Opportunity	9.19	8.46	0.00
ProFund VP Semiconductor	9.00	9.36	0.00
ProFund VP Short Dow 30	9.22	8.72	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.13	9.56	0.00
ProFund VP Short NASDAQ-100	9.77	8.39	0.00
ProFund VP Short Small-Cap	9.71	9.86	0.00
ProFund VP Small-Cap	9.99	9.49	0.00
ProFund VP Small-Cap Growth	9.68	9.79	0.00
ProFund VP Small-Cap Value	10.14	9.13	0.00
ProFund VP Technology	10.28	11.43	0.00
ProFund VP Telecommunications	11.75	12.37	0.00
ProFund VP U.S. Government Plus	10.88	11.63	0.00
ProFund VP UltraBull	11.21	10.98	0.00
ProFund VP UltraMid-Cap	9.39	9.67	0.00
ProFund VP Ultra NASDAQ-100	10.04	12.53	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.89	8.34	0.00
ProFund VP Utilities	11.72	13.18	0.00
Rydex VT Dow 2x Strategy Fund	11.54	12.12	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.48	7.50	0.00
Rydex VT OTC 2x Strategy Fund	10.04	12.50	0.00
Rydex VT S&P 500 2x Strategy Fund	11.22	10.97	0.00
Rydex VT U.S. Government Money Market Fund	10.08	10.17	0.00
Van Eck Worldwide Hard Assets Fund	9.86	13.87	0.00
Van Kampen LIT Growth and Income Portfolio	10.80	10.76	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.66	11.01	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.99	14.99	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.82	11.70	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.80	11.30	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.29	9.87	0.00

Table 24 – 2.95% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step Up and 6% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

AIM V.I. Basic Value Series II	10.53	10.36	0.00
AIM V.I. Global Real Estate Series II	12.65	11.57	0.00
AIM V.I. International Growth Series II	10.93	12.14	0.00
AIM V.I. Mid Cap Core Equity Series II	10.31	10.94	0.00
Alger American Small Capitalization	12.39	14.10	0.00
American Century VP Income & Growth Fund	11.45	11.07	0.00
American Century VP International Fund	12.95	14.82	0.00
American Century VP Large Company Value Fund	11.85	11.35	0.00
American Century VP Mid Cap Value Fund	11.86	11.23	0.00
American Century VP Ultra Fund	9.58	11.24	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.83	9.16	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.06	10.93	0.00
Critical Math VIT Portfolio	10.00	9.52	0.00
DireXion Dynamic HY Bond Fund	10.13	9.62	0.00
DireXion Evolution All-Cap Equity Fund	9.74	9.75	0.00
DireXion Evolution Managed Bond Fund	10.07	9.88	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.43	10.89	0.00
Dreyfus VIF Appreciation Portfolio	11.07	11.48	0.00
Dreyfus VIF International Value Portfolio	10.50	10.60	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.96	8.88	0.00
PIMCO VIT All Asset Portfolio	10.75	11.29	0.00
PIMCO VIT High Yield Portfolio	10.43	10.47	0.00
PIMCO VIT Low Duration Portfolio	10.14	10.57	0.00
PIMCO VIT Real Return Portfolio	10.06	10.80	0.00
PIMCO VIT Total Return Portfolio	10.26	10.82	0.00
ProFund Access VP High Yield	10.04	10.25	0.00
ProFund VP Asia 30	11.36	16.29	0.00
ProFund VP Banks	10.61	7.49	0.00
ProFund VP Basic Materials	9.83	12.47	0.00
ProFund VP Bear	9.36	9.14	0.00
ProFund VP Biotechnology	10.13	9.72	0.00
ProFund VP Bull	10.69	10.74	0.00
ProFund VP Consumer Goods	10.87	11.36	0.00
ProFund VP Consumer Services	10.71	9.54	0.00
ProFund VP Dow 30	11.20	12.28	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.32	11.48	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.90	8.56	0.00
ProFund VP Health Care	10.62	10.99	0.00
ProFund VP Industrials	9.96	10.80	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.92	10.61	0.00
ProFund VP Japan	10.25	8.96	0.00
ProFund VP Large-Cap Growth	10.55	10.95	0.00
ProFund VP Large-Cap Value	10.81	10.51	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.62	10.44	0.00
ProFund VP Mid-Cap Value	9.98	9.78	0.00
ProFund VP Money Market	10.06	10.14	0.00
ProFund VP NASDAQ-100	10.14	11.58	0.00
ProFund VP Oil & Gas	10.26	13.19	0.00
ProFund VP Pharmaceuticals	10.83	10.76	0.00
ProFund VP Precious Metals	8.58	10.20	0.00
ProFund VP Real Estate	11.86	9.26	0.00
ProFund VP Rising Rates Opportunity	9.18	8.45	0.00
ProFund VP Semiconductor	9.00	9.36	0.00
ProFund VP Short Dow 30	9.22	8.71	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.12	9.55	0.00
ProFund VP Short NASDAQ-100	9.77	8.39	0.00
ProFund VP Short Small-Cap	9.71	9.85	0.00
ProFund VP Small-Cap	9.99	9.48	0.00
ProFund VP Small-Cap Growth	9.68	9.78	0.00
ProFund VP Small-Cap Value	10.13	9.13	0.00
ProFund VP Technology	10.28	11.42	0.00
ProFund VP Telecommunications	11.75	12.36	0.00
ProFund VP U.S. Government Plus	10.87	11.62	0.00
ProFund VP UltraBull	11.21	10.98	0.00
ProFund VP UltraMid-Cap	9.39	9.66	0.00
ProFund VP Ultra NASDAQ-100	10.04	12.52	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.89	8.34	0.00
ProFund VP Utilities	11.71	13.17	0.00
Rydex VT Dow 2x Strategy Fund	11.54	12.11	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.48	7.49	0.00
Rydex VT OTC 2x Strategy Fund	10.03	12.49	0.00
Rydex VT S&P 500 2x Strategy Fund	11.22	10.96	0.00
Rydex VT U.S. Government Money Market Fund	10.07	10.16	0.00
Van Eck Worldwide Hard Assets Fund	9.86	13.86	0.00
Van Kampen LIT Growth and Income Portfolio	10.80	10.75	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.65	11.00	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.99	14.98	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.82	11.69	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.80	11.29	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.28	9.86	0.00

Table 25 – 3.00% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and % Roll-Up

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider and 4 Year CDSC Rider

AIM V.I. Basic Value Series II	10.52	10.35	0.00
AIM V.I. Global Real Estate Series II	12.64	11.56	778.95
AIM V.I. International Growth Series II	10.93	12.13	886.78
AIM V.I. Mid Cap Core Equity Series II	10.31	10.93	948.14
Alger American Small Capitalization	15.26	17.36	640.16
American Century VP Income & Growth Fund	12.45	12.03	0.00
American Century VP International Fund	14.77	16.90	1,340.95
American Century VP Large Company Value Fund	11.91	11.40	0.00
American Century VP Mid Cap Value Fund	12.38	11.72	0.00
American Century VP Ultra Fund	9.26	10.86	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.82	9.15	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.05	10.92	909.85
Critical Math VIT Portfolio	10.00	9.51	0.00
DireXion Dynamic HY Bond Fund	10.13	9.61	0.00
DireXion Evolution All-Cap Equity Fund	9.74	9.74	0.00
DireXion Evolution Managed Bond Fund	10.06	9.87	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.43	10.88	0.00
Dreyfus VIF Appreciation Portfolio	11.06	11.47	0.00
Dreyfus VIF International Value Portfolio	10.50	10.59	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.41	9.25	0.00
PIMCO VIT All Asset Portfolio	10.75	11.28	0.00
PIMCO VIT High Yield Portfolio	10.42	10.46	1,104.17
PIMCO VIT Low Duration Portfolio	10.14	10.56	0.00
PIMCO VIT Real Return Portfolio	10.06	10.79	0.00
PIMCO VIT Total Return Portfolio	10.25	10.81	0.00
ProFund Access VP High Yield	10.04	10.25	0.00
ProFund VP Asia 30	11.35	16.28	0.00
ProFund VP Banks	10.60	7.48	0.00
ProFund VP Basic Materials	9.83	12.46	952.47
ProFund VP Bear	9.35	9.13	0.00
ProFund VP Biotechnology	10.13	9.71	0.00
ProFund VP Bull	10.68	10.74	0.00
ProFund VP Consumer Goods	10.87	11.35	0.00
ProFund VP Consumer Services	10.71	9.53	0.00
ProFund VP Dow 30	11.20	12.27	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.31	11.47	488.41
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.89	8.55	0.00
ProFund VP Health Care	10.62	10.98	0.00
ProFund VP Industrials	9.95	10.79	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.92	10.60	0.00
ProFund VP Japan	10.25	8.95	0.00
ProFund VP Large-Cap Growth	10.54	10.94	1,576.96
ProFund VP Large-Cap Value	10.80	10.50	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.62	10.43	1,102.00
ProFund VP Mid-Cap Value	9.97	9.77	0.00
ProFund VP Money Market	10.06	10.13	31,611.57
ProFund VP NASDAQ-100	10.14	11.57	0.00
ProFund VP Oil & Gas	10.25	13.18	946.67
ProFund VP Pharmaceuticals	10.83	10.75	0.00
ProFund VP Precious Metals	8.58	10.19	0.00
ProFund VP Real Estate	11.86	9.25	431.15
ProFund VP Rising Rates Opportunity	9.18	8.45	0.00
ProFund VP Semiconductor	9.00	9.35	0.00
ProFund VP Short Dow 30	9.21	8.70	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.12	9.54	0.00
ProFund VP Short NASDAQ-100	9.76	8.38	0.00
ProFund VP Short Small-Cap	9.70	9.84	0.00
ProFund VP Small-Cap	9.99	9.48	0.00
ProFund VP Small-Cap Growth	9.68	9.77	1,753.89
ProFund VP Small-Cap Value	10.13	9.12	0.00
ProFund VP Technology	10.28	11.41	0.00
ProFund VP Telecommunications	11.74	12.35	412.64
ProFund VP U.S. Government Plus	10.87	11.61	0.00
ProFund VP UltraBull	11.21	10.97	0.00
ProFund VP UltraMid-Cap	9.39	9.65	1,176.58
ProFund VP Ultra NASDAQ-100	10.04	12.51	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.89	8.33	0.00
ProFund VP Utilities	11.71	13.15	801.34
Rydex VT Dow 2x Strategy Fund	11.53	12.10	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.48	7.49	0.00
Rydex VT OTC 2x Strategy Fund	10.03	12.47	0.00
Rydex VT S&P 500 2x Strategy Fund	11.22	10.95	0.00
Rydex VT U.S. Government Money Market Fund	9.26	9.33	3,062.55
Van Eck Worldwide Hard Assets Fund	9.85	13.85	949.82
Van Kampen LIT Growth and Income Portfolio	10.80	10.74	464.70
Van Kampen UIF Emerging Markets Debt Portfolio	10.65	10.99	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.98	14.97	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.82	11.68	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.79	11.28	1,027.10
Van Kampen UIF U.S. Real Estate Portfolio	12.28	9.86	0.00

Table 26 – 3.05% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

AIM V.I. Basic Value Series II	10.52	10.34	0.00
AIM V.I. Global Real Estate Series II	12.64	11.55	0.00
AIM V.I. International Growth Series II	10.92	12.12	0.00
AIM V.I. Mid Cap Core Equity Series II	10.30	10.92	0.00
Alger American Small Capitalization	12.37	14.07	0.00
American Century VP Income & Growth Fund	11.44	11.04	0.00
American Century VP International Fund	12.93	14.79	0.00
American Century VP Large Company Value Fund	11.84	11.33	0.00
American Century VP Mid Cap Value Fund	11.84	11.21	0.00
American Century VP Ultra Fund	9.57	11.21	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.82	9.15	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.05	10.91	0.00
Critical Math VIT Portfolio	10.00	9.51	0.00
DireXion Dynamic HY Bond Fund	10.13	9.60	0.00
DireXion Evolution All-Cap Equity Fund	9.73	9.73	0.00
DireXion Evolution Managed Bond Fund	10.06	9.87	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.43	10.87	0.00
Dreyfus VIF Appreciation Portfolio	11.06	11.46	0.00
Dreyfus VIF International Value Portfolio	10.50	10.58	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.94	8.86	0.00
PIMCO VIT All Asset Portfolio	10.75	11.27	0.00
PIMCO VIT High Yield Portfolio	10.42	10.45	0.00
PIMCO VIT Low Duration Portfolio	10.13	10.55	0.00
PIMCO VIT Real Return Portfolio	10.05	10.78	0.00
PIMCO VIT Total Return Portfolio	10.25	10.80	0.00
ProFund Access VP High Yield	10.04	10.24	0.00
ProFund VP Asia 30	11.35	16.26	0.00
ProFund VP Banks	10.60	7.47	0.00
ProFund VP Basic Materials	9.82	12.45	0.00
ProFund VP Bear	9.35	9.12	0.00
ProFund VP Biotechnology	10.13	9.71	0.00
ProFund VP Bull	10.68	10.73	0.00
ProFund VP Consumer Goods	10.86	11.34	0.00
ProFund VP Consumer Services	10.70	9.52	0.00
ProFund VP Dow 30	11.19	12.26	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.31	11.46	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.89	8.54	0.00
ProFund VP Health Care	10.61	10.97	0.00
ProFund VP Industrials	9.95	10.78	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.91	10.59	0.00
ProFund VP Japan	10.24	8.94	0.00
ProFund VP Large-Cap Growth	10.54	10.93	0.00
ProFund VP Large-Cap Value	10.80	10.49	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.62	10.42	0.00
ProFund VP Mid-Cap Value	9.97	9.76	0.00
ProFund VP Money Market	10.06	10.12	0.00
ProFund VP NASDAQ-100	10.13	11.56	0.00
ProFund VP Oil & Gas	10.25	13.17	0.00
ProFund VP Pharmaceuticals	10.83	10.74	0.00
ProFund VP Precious Metals	8.58	10.19	0.00
ProFund VP Real Estate	11.86	9.24	0.00
ProFund VP Rising Rates Opportunity	9.18	8.44	0.00
ProFund VP Semiconductor	9.00	9.34	0.00
ProFund VP Short Dow 30	9.21	8.69	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.12	9.53	0.00
ProFund VP Short NASDAQ-100	9.76	8.37	0.00
ProFund VP Short Small-Cap	9.70	9.83	0.00
ProFund VP Small-Cap	9.98	9.47	0.00
ProFund VP Small-Cap Growth	9.68	9.76	0.00
ProFund VP Small-Cap Value	10.13	9.11	0.00
ProFund VP Technology	10.27	11.40	0.00
ProFund VP Telecommunications	11.74	12.34	0.00
ProFund VP U.S. Government Plus	10.87	11.61	0.00
ProFund VP UltraBull	11.20	10.96	0.00
ProFund VP UltraMid-Cap	9.38	9.64	0.00
ProFund VP Ultra NASDAQ-100	10.03	12.50	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.88	8.32	0.00
ProFund VP Utilities	11.70	13.14	0.00
Rydex VT Dow 2x Strategy Fund	11.53	12.09	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.47	7.48	0.00
Rydex VT OTC 2x Strategy Fund	10.03	12.46	0.00
Rydex VT S&P 500 2x Strategy Fund	11.21	10.94	0.00
Rydex VT U.S. Government Money Market Fund	10.06	10.13	0.00
Van Eck Worldwide Hard Assets Fund	9.85	13.84	0.00
Van Kampen LIT Growth and Income Portfolio	10.79	10.73	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.65	10.98	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.98	14.96	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.81	11.67	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.79	11.27	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.28	9.85	0.00

Table 27 – 3.10% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

AIM V.I. Basic Value Series II	10.52	10.33	0.00
AIM V.I. Global Real Estate Series II	12.63	11.54	0.00
AIM V.I. International Growth Series II	10.92	12.11	0.00
AIM V.I. Mid Cap Core Equity Series II	10.30	10.91	0.00
Alger American Small Capitalization	15.19	17.26	0.00
American Century VP Income & Growth Fund	12.39	11.95	0.00
American Century VP International Fund	14.70	16.80	0.00
American Century VP Large Company Value Fund	11.89	11.37	0.00
American Century VP Mid Cap Value Fund	12.35	11.68	0.00
American Century VP Ultra Fund	9.24	10.83	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.82	9.14	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.05	10.90	0.00
Critical Math VIT Portfolio	10.00	9.51	0.00
DireXion Dynamic HY Bond Fund	10.12	9.59	0.00
DireXion Evolution All-Cap Equity Fund	9.73	9.73	0.00
DireXion Evolution Managed Bond Fund	10.06	9.86	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.42	10.86	0.00
Dreyfus VIF Appreciation Portfolio	11.06	11.45	0.00
Dreyfus VIF International Value Portfolio	10.49	10.57	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.39	9.22	0.00
PIMCO VIT All Asset Portfolio	10.74	11.26	0.00
PIMCO VIT High Yield Portfolio	10.42	10.44	0.00
PIMCO VIT Low Duration Portfolio	10.13	10.54	0.00
PIMCO VIT Real Return Portfolio	10.05	10.77	0.00
PIMCO VIT Total Return Portfolio	10.25	10.79	0.00
ProFund Access VP High Yield	10.03	10.23	0.00
ProFund VP Asia 30	11.35	16.25	0.00
ProFund VP Banks	10.60	7.47	0.00
ProFund VP Basic Materials	9.82	12.44	0.00
ProFund VP Bear	9.35	9.11	0.00
ProFund VP Biotechnology	10.12	9.70	0.00
ProFund VP Bull	10.68	10.72	0.00
ProFund VP Consumer Goods	10.86	11.33	0.00
ProFund VP Consumer Services	10.70	9.52	0.00
ProFund VP Dow 30	11.19	12.25	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.31	11.45	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.89	8.54	0.00
ProFund VP Health Care	10.61	10.96	0.00
ProFund VP Industrials	9.95	10.77	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.91	10.58	0.00
ProFund VP Japan	10.24	8.93	0.00
ProFund VP Large-Cap Growth	10.54	10.92	0.00
ProFund VP Large-Cap Value	10.80	10.48	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.61	10.41	0.00
ProFund VP Mid-Cap Value	9.97	9.76	0.00
ProFund VP Money Market	10.05	10.11	23,687.48
ProFund VP NASDAQ-100	10.13	11.55	0.00
ProFund VP Oil & Gas	10.25	13.16	0.00
ProFund VP Pharmaceuticals	10.82	10.73	0.00
ProFund VP Precious Metals	8.57	10.18	0.00
ProFund VP Real Estate	11.85	9.24	0.00
ProFund VP Rising Rates Opportunity	9.18	8.43	0.00
ProFund VP Semiconductor	8.99	9.33	0.00
ProFund VP Short Dow 30	9.21	8.69	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.11	9.52	0.00
ProFund VP Short NASDAQ-100	9.76	8.37	0.00
ProFund VP Short Small-Cap	9.70	9.83	0.00
ProFund VP Small-Cap	9.98	9.46	0.00
ProFund VP Small-Cap Growth	9.67	9.76	0.00
ProFund VP Small-Cap Value	10.12	9.10	0.00
ProFund VP Technology	10.27	11.39	0.00
ProFund VP Telecommunications	11.74	12.33	0.00
ProFund VP U.S. Government Plus	10.86	11.60	0.00
ProFund VP UltraBull	11.20	10.95	0.00
ProFund VP UltraMid-Cap	9.38	9.63	0.00
ProFund VP Ultra NASDAQ-100	10.03	12.49	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.88	8.32	0.00
ProFund VP Utilities	11.70	13.13	0.00
Rydex VT Dow 2x Strategy Fund	11.53	12.08	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.47	7.47	0.00
Rydex VT OTC 2x Strategy Fund	10.02	12.45	0.00
Rydex VT S&P 500 2x Strategy Fund	11.21	10.93	0.00
Rydex VT U.S. Government Money Market Fund	9.21	9.28	0.00
Van Eck Worldwide Hard Assets Fund	9.85	13.82	0.00
Van Kampen LIT Growth and Income Portfolio	10.79	10.72	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.64	10.98	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.98	14.94	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.81	11.66	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.78	11.26	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.27	9.84	0.00

Table 28 – 3.15% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider

AIM V.I. Basic Value Series II	10.51	10.32	0.00
AIM V.I. Global Real Estate Series II	12.63	11.53	0.00
AIM V.I. International Growth Series II	10.91	12.10	0.00
AIM V.I. Mid Cap Core Equity Series II	10.30	10.90	0.00
Alger American Small Capitalization	12.36	14.04	0.00
American Century VP Income & Growth Fund	11.42	11.02	0.00
American Century VP International Fund	12.91	14.75	0.00
American Century VP Large Company Value Fund	11.82	11.30	0.00
American Century VP Mid Cap Value Fund	11.83	11.18	0.00
American Century VP Ultra Fund	9.55	11.19	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.81	9.13	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.04	10.89	0.00
Critical Math VIT Portfolio	10.00	9.51	0.00
DireXion Dynamic HY Bond Fund	10.12	9.59	0.00
DireXion Evolution All-Cap Equity Fund	9.73	9.72	0.00
DireXion Evolution Managed Bond Fund	10.05	9.85	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.42	10.85	0.00
Dreyfus VIF Appreciation Portfolio	11.05	11.44	0.00
Dreyfus VIF International Value Portfolio	10.49	10.56	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.93	8.84	0.00
PIMCO VIT All Asset Portfolio	10.74	11.25	0.00
PIMCO VIT High Yield Portfolio	10.41	10.43	379.26
PIMCO VIT Low Duration Portfolio	10.13	10.53	0.00
PIMCO VIT Real Return Portfolio	10.05	10.76	0.00
PIMCO VIT Total Return Portfolio	10.24	10.78	0.00
ProFund Access VP High Yield	10.03	10.22	0.00
ProFund VP Asia 30	11.34	16.24	338.83
ProFund VP Banks	10.59	7.46	0.00
ProFund VP Basic Materials	9.82	12.43	0.00
ProFund VP Bear	9.34	9.11	0.00
ProFund VP Biotechnology	10.12	9.69	0.00
ProFund VP Bull	10.67	10.71	0.00
ProFund VP Consumer Goods	10.86	11.32	0.00
ProFund VP Consumer Services	10.70	9.51	0.00
ProFund VP Dow 30	11.18	12.24	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.30	11.44	373.24
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.88	8.53	0.00
ProFund VP Health Care	10.61	10.95	0.00
ProFund VP Industrials	9.94	10.76	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.91	10.57	0.00
ProFund VP Japan	10.24	8.93	0.00
ProFund VP Large-Cap Growth	10.53	10.91	0.00
ProFund VP Large-Cap Value	10.79	10.47	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.61	10.40	0.00
ProFund VP Mid-Cap Value	9.96	9.75	382.13
ProFund VP Money Market	10.05	10.10	0.00
ProFund VP NASDAQ-100	10.13	11.54	0.00
ProFund VP Oil & Gas	10.24	13.15	0.00
ProFund VP Pharmaceuticals	10.82	10.72	0.00
ProFund VP Precious Metals	8.57	10.17	0.00
ProFund VP Real Estate	11.85	9.23	0.00
ProFund VP Rising Rates Opportunity	9.17	8.42	0.00
ProFund VP Semiconductor	8.99	9.33	0.00
ProFund VP Short Dow 30	9.21	8.68	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.11	9.52	0.00
ProFund VP Short NASDAQ-100	9.75	8.36	0.00
ProFund VP Short Small-Cap	9.69	9.82	0.00
ProFund VP Small-Cap	9.98	9.45	0.00
ProFund VP Small-Cap Growth	9.67	9.75	0.00
ProFund VP Small-Cap Value	10.12	9.10	387.72
ProFund VP Technology	10.27	11.38	0.00
ProFund VP Telecommunications	11.73	12.32	0.00
ProFund VP U.S. Government Plus	10.86	11.59	0.00
ProFund VP UltraBull	11.19	10.94	0.00
ProFund VP UltraMid-Cap	9.38	9.63	0.00
ProFund VP Ultra NASDAQ-100	10.03	12.48	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.88	8.31	0.00
ProFund VP Utilities	11.70	13.12	0.00
Rydex VT Dow 2x Strategy Fund	11.52	12.07	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.47	7.47	0.00
Rydex VT OTC 2x Strategy Fund	10.02	12.44	0.00
Rydex VT S&P 500 2x Strategy Fund	11.21	10.92	0.00
Rydex VT U.S. Government Money Market Fund	10.04	10.11	0.00
Van Eck Worldwide Hard Assets Fund	9.84	13.81	0.00
Van Kampen LIT Growth and Income Portfolio	10.79	10.71	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.64	10.97	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.97	14.93	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.81	11.65	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.78	11.25	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.27	9.83	0.00

Table 29 – 3.20% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

AIM V.I. Basic Value Series II	10.51	10.31	0.00
AIM V.I. Global Real Estate Series II	12.63	11.52	0.00
AIM V.I. International Growth Series II	10.91	12.09	1,351.58
AIM V.I. Mid Cap Core Equity Series II	10.29	10.89	0.00
Alger American Small Capitalization	13.32	15.12	275.62
American Century VP Income & Growth Fund	11.39	10.98	0.00
American Century VP International Fund	13.08	14.93	0.00
American Century VP Large Company Value Fund	11.80	11.27	0.00
American Century VP Mid Cap Value Fund	12.36	11.68	0.00
American Century VP Ultra Fund	9.49	11.10	1,073.31
Credit Suisse Trust - Global Small Cap Portfolio	9.81	9.12	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.04	10.88	0.00
Critical Math VIT Portfolio	10.00	9.50	0.00
DireXion Dynamic HY Bond Fund	10.12	9.58	0.00
DireXion Evolution All-Cap Equity Fund	9.72	9.71	46,428.07
DireXion Evolution Managed Bond Fund	10.05	9.84	19,766.79
Dreyfus Socially Responsible Growth Fund, Inc.	10.42	10.84	0.00
Dreyfus VIF Appreciation Portfolio	11.05	11.43	0.00
Dreyfus VIF International Value Portfolio	10.48	10.55	721.27
Goldman Sachs VIT Structured Small Cap Equity Fund	11.31	9.15	341.90
PIMCO VIT All Asset Portfolio	10.74	11.25	0.00
PIMCO VIT High Yield Portfolio	10.41	10.42	0.00
PIMCO VIT Low Duration Portfolio	10.12	10.52	1,271.48
PIMCO VIT Real Return Portfolio	10.04	10.75	0.00
PIMCO VIT Total Return Portfolio	10.24	10.77	1,510.05
ProFund Access VP High Yield	10.03	10.21	0.00
ProFund VP Asia 30	11.34	16.22	0.00
ProFund VP Banks	10.59	7.46	0.00
ProFund VP Basic Materials	9.81	12.42	0.00
ProFund VP Bear	9.34	9.10	0.00
ProFund VP Biotechnology	10.12	9.68	0.00
ProFund VP Bull	10.67	10.70	0.00
ProFund VP Consumer Goods	10.85	11.31	0.00
ProFund VP Consumer Services	10.69	9.50	0.00
ProFund VP Dow 30	11.18	12.23	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.30	11.43	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.88	8.52	0.00
ProFund VP Health Care	10.60	10.94	0.00
ProFund VP Industrials	9.94	10.75	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.90	10.57	0.00
ProFund VP Japan	10.23	8.92	0.00
ProFund VP Large-Cap Growth	10.53	10.90	1,098.85
ProFund VP Large-Cap Value	10.79	10.46	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.61	10.39	0.00
ProFund VP Mid-Cap Value	9.96	9.74	733.99
ProFund VP Money Market	10.05	10.09	27,651.79
ProFund VP NASDAQ-100	10.12	11.53	0.00
ProFund VP Oil & Gas	10.24	13.14	0.00
ProFund VP Pharmaceuticals	10.81	10.72	0.00
ProFund VP Precious Metals	8.57	10.16	0.00
ProFund VP Real Estate	11.84	9.22	0.00
ProFund VP Rising Rates Opportunity	9.17	8.42	0.00
ProFund VP Semiconductor	8.99	9.32	0.00
ProFund VP Short Dow 30	9.20	8.67	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.11	9.51	0.00
ProFund VP Short NASDAQ-100	9.75	8.35	0.00
ProFund VP Short Small-Cap	9.69	9.81	0.00
ProFund VP Small-Cap	9.97	9.45	0.00
ProFund VP Small-Cap Growth	9.67	9.74	0.00
ProFund VP Small-Cap Value	10.12	9.09	250.32
ProFund VP Technology	10.26	11.37	0.00
ProFund VP Telecommunications	11.73	12.31	0.00
ProFund VP U.S. Government Plus	10.85	11.58	0.00
ProFund VP UltraBull	11.19	10.93	0.00
ProFund VP UltraMid-Cap	9.37	9.62	0.00
ProFund VP Ultra NASDAQ-100	10.02	12.47	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.87	8.30	0.00
ProFund VP Utilities	11.69	13.11	0.00
Rydex VT Dow 2x Strategy Fund	11.52	12.06	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.47	7.46	0.00
Rydex VT OTC 2x Strategy Fund	10.02	12.43	0.00
Rydex VT S&P 500 2x Strategy Fund	11.20	10.91	0.00
Rydex VT U.S. Government Money Market Fund	9.97	10.03	1,312.36
Van Eck Worldwide Hard Assets Fund	9.84	13.80	714.72
Van Kampen LIT Growth and Income Portfolio	10.78	10.70	1,422.45
Van Kampen UIF Emerging Markets Debt Portfolio	10.64	10.96	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.97	14.92	225.35
Van Kampen UIF Mid Cap Growth Portfolio	9.80	11.64	632.58
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.78	11.24	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.26	9.82	400.55

Table 30 – 3.25% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

AIM V.I. Basic Value Series II	10.50	10.31	0.00
AIM V.I. Global Real Estate Series II	12.62	11.51	0.00
AIM V.I. International Growth Series II	10.91	12.08	0.00
AIM V.I. Mid Cap Core Equity Series II	10.29	10.88	0.00
Alger American Small Capitalization	15.08	17.11	0.00
American Century VP Income & Growth Fund	12.30	11.85	0.00
American Century VP International Fund	14.59	16.65	0.00
American Century VP Large Company Value Fund	11.85	11.32	0.00
American Century VP Mid Cap Value Fund	12.32	11.63	0.00
American Century VP Ultra Fund	9.21	10.78	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.81	9.12	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.04	10.87	0.00
Critical Math VIT Portfolio	10.00	9.50	0.00
DireXion Dynamic HY Bond Fund	10.11	9.57	0.00
DireXion Evolution All-Cap Equity Fund	9.72	9.70	0.00
DireXion Evolution Managed Bond Fund	10.05	9.83	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.41	10.83	0.00
Dreyfus VIF Appreciation Portfolio	11.04	11.42	0.00
Dreyfus VIF International Value Portfolio	10.48	10.54	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.35	9.18	0.00
PIMCO VIT All Asset Portfolio	10.73	11.24	0.00
PIMCO VIT High Yield Portfolio	10.41	10.41	0.00
PIMCO VIT Low Duration Portfolio	10.12	10.51	0.00
PIMCO VIT Real Return Portfolio	10.04	10.74	0.00
PIMCO VIT Total Return Portfolio	10.24	10.76	0.00
ProFund Access VP High Yield	10.02	10.20	0.00
ProFund VP Asia 30	11.34	16.21	0.00
ProFund VP Banks	10.58	7.45	0.00
ProFund VP Basic Materials	9.81	12.41	0.00
ProFund VP Bear	9.34	9.09	0.00
ProFund VP Biotechnology	10.11	9.67	0.00
ProFund VP Bull	10.67	10.69	0.00
ProFund VP Consumer Goods	10.85	11.30	0.00
ProFund VP Consumer Services	10.69	9.49	0.00
ProFund VP Dow 30	11.18	12.22	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.30	11.42	92.33
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.88	8.51	0.00
ProFund VP Health Care	10.60	10.93	0.00
ProFund VP Industrials	9.94	10.74	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.90	10.56	0.00
ProFund VP Japan	10.23	8.91	0.00
ProFund VP Large-Cap Growth	10.52	10.90	0.00
ProFund VP Large-Cap Value	10.79	10.45	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.60	10.39	0.00
ProFund VP Mid-Cap Value	9.96	9.73	93.48
ProFund VP Money Market	10.04	10.08	0.00
ProFund VP NASDAQ-100	10.12	11.52	0.00
ProFund VP Oil & Gas	10.24	13.13	91.62
ProFund VP Pharmaceuticals	10.81	10.71	0.00
ProFund VP Precious Metals	8.57	10.15	0.00
ProFund VP Real Estate	11.84	9.21	0.00
ProFund VP Rising Rates Opportunity	9.17	8.41	108.23
ProFund VP Semiconductor	8.98	9.31	0.00
ProFund VP Short Dow 30	9.20	8.67	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.10	9.50	0.00
ProFund VP Short NASDAQ-100	9.75	8.34	0.00
ProFund VP Short Small-Cap	9.69	9.80	0.00
ProFund VP Small-Cap	9.97	9.44	0.00
ProFund VP Small-Cap Growth	9.66	9.73	0.00
ProFund VP Small-Cap Value	10.11	9.08	95.28
ProFund VP Technology	10.26	11.36	0.00
ProFund VP Telecommunications	11.72	12.30	0.00
ProFund VP U.S. Government Plus	10.85	11.57	0.00
ProFund VP UltraBull	11.19	10.92	0.00
ProFund VP UltraMid-Cap	9.37	9.61	0.00
ProFund VP Ultra NASDAQ-100	10.02	12.46	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.87	8.29	0.00
ProFund VP Utilities	11.69	13.10	0.00
Rydex VT Dow 2x Strategy Fund	11.51	12.05	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.46	7.46	0.00
Rydex VT OTC 2x Strategy Fund	10.01	12.42	0.00
Rydex VT S&P 500 2x Strategy Fund	11.20	10.90	0.00
Rydex VT U.S. Government Money Market Fund	9.15	9.20	0.00
Van Eck Worldwide Hard Assets Fund	9.84	13.79	0.00
Van Kampen LIT Growth and Income Portfolio	10.78	10.70	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.63	10.95	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.96	14.91	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.80	11.63	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.77	11.23	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.26	9.82	0.00

Table 31 – 3.30% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider and 3 Year CDSC

Base Contract with 1.30% M&E; 5% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

AIM V.I. Basic Value Series II	10.50	10.30	0.00
AIM V.I. Global Real Estate Series II	12.62	11.50	0.00
AIM V.I. International Growth Series II	10.90	12.07	0.00
AIM V.I. Mid Cap Core Equity Series II	10.29	10.88	0.00
Alger American Small Capitalization	10.19	11.56	0.00
American Century VP Income & Growth Fund	10.92	10.52	0.00
American Century VP International Fund	10.66	12.16	0.00
American Century VP Large Company Value Fund	11.03	10.53	0.00
American Century VP Mid Cap Value Fund	10.90	10.29	0.00
American Century VP Ultra Fund	9.57	11.19	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.80	9.11	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.03	10.86	0.00
Critical Math VIT Portfolio	10.00	9.50	0.00
DireXion Dynamic HY Bond Fund	10.11	9.56	0.00
DireXion Evolution All-Cap Equity Fund	9.72	9.69	0.00
DireXion Evolution Managed Bond Fund	10.04	9.83	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.41	10.83	0.00
Dreyfus VIF Appreciation Portfolio	11.04	11.41	0.00
Dreyfus VIF International Value Portfolio	10.48	10.53	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.78	7.90	0.00
PIMCO VIT All Asset Portfolio	10.73	11.23	0.00
PIMCO VIT High Yield Portfolio	10.40	10.40	0.00
PIMCO VIT Low Duration Portfolio	10.12	10.50	0.00
PIMCO VIT Real Return Portfolio	10.04	10.73	0.00
PIMCO VIT Total Return Portfolio	10.23	10.75	0.00
ProFund Access VP High Yield	10.02	10.19	0.00
ProFund VP Asia 30	11.33	16.20	0.00
ProFund VP Banks	10.58	7.44	0.00
ProFund VP Basic Materials	9.81	12.40	0.00
ProFund VP Bear	9.33	9.08	0.00
ProFund VP Biotechnology	10.11	9.67	0.00
ProFund VP Bull	10.66	10.68	0.00
ProFund VP Consumer Goods	10.85	11.29	0.00
ProFund VP Consumer Services	10.68	9.48	0.00
ProFund VP Dow 30	11.17	12.21	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.29	11.41	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.87	8.51	0.00
ProFund VP Health Care	10.60	10.92	0.00
ProFund VP Industrials	9.93	10.73	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.90	10.55	0.00
ProFund VP Japan	10.23	8.90	0.00
ProFund VP Large-Cap Growth	10.52	10.89	0.00
ProFund VP Large-Cap Value	10.78	10.45	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.60	10.38	9,134.83
ProFund VP Mid-Cap Value	9.95	9.72	0.00
ProFund VP Money Market	10.04	10.08	30,175.51
ProFund VP NASDAQ-100	10.12	11.51	0.00
ProFund VP Oil & Gas	10.23	13.12	0.00
ProFund VP Pharmaceuticals	10.81	10.70	0.00
ProFund VP Precious Metals	8.56	10.14	0.00
ProFund VP Real Estate	11.84	9.20	0.00
ProFund VP Rising Rates Opportunity	9.16	8.40	0.00
ProFund VP Semiconductor	8.98	9.30	0.00
ProFund VP Short Dow 30	9.20	8.66	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.10	9.49	0.00
ProFund VP Short NASDAQ-100	9.74	8.34	0.00
ProFund VP Short Small-Cap	9.69	9.79	0.00
ProFund VP Small-Cap	9.97	9.43	0.00
ProFund VP Small-Cap Growth	9.66	9.72	0.00
ProFund VP Small-Cap Value	10.11	9.07	0.00
ProFund VP Technology	10.26	11.35	0.00
ProFund VP Telecommunications	11.72	12.29	0.00
ProFund VP U.S. Government Plus	10.85	11.56	0.00
ProFund VP UltraBull	11.18	10.91	0.00
ProFund VP UltraMid-Cap	9.37	9.60	0.00
ProFund VP Ultra NASDAQ-100	10.02	12.45	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.87	8.29	0.00
ProFund VP Utilities	11.68	13.09	0.00
Rydex VT Dow 2x Strategy Fund	11.51	12.04	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.46	7.45	0.00
Rydex VT OTC 2x Strategy Fund	10.01	12.41	0.00
Rydex VT S&P 500 2x Strategy Fund	11.19	10.90	0.00
Rydex VT U.S. Government Money Market Fund	10.05	10.10	6,928.51
Van Eck Worldwide Hard Assets Fund	9.83	13.78	0.00
Van Kampen LIT Growth and Income Portfolio	10.77	10.69	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.63	10.94	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.96	14.89	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.80	11.62	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.77	11.23	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.26	9.81	0.00

Table 32 – 3.35% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

AIM V.I. Basic Value Series II	10.50	10.29	0.00
AIM V.I. Global Real Estate Series II	12.61	11.49	0.00
AIM V.I. International Growth Series II	10.90	12.06	0.00
AIM V.I. Mid Cap Core Equity Series II	10.28	10.87	0.00
Alger American Small Capitalization	15.00	17.01	0.00
American Century VP Income & Growth Fund	12.24	11.78	0.00
American Century VP International Fund	14.52	16.55	0.00
American Century VP Large Company Value Fund	11.83	11.28	0.00
American Century VP Mid Cap Value Fund	12.29	11.60	0.00
American Century VP Ultra Fund	9.20	10.74	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.80	9.10	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.03	10.85	0.00
Critical Math VIT Portfolio	10.00	9.49	0.00
DireXion Dynamic HY Bond Fund	10.11	9.55	0.00
DireXion Evolution All-Cap Equity Fund	9.72	9.69	10,402.05
DireXion Evolution Managed Bond Fund	10.04	9.82	3,470.23
Dreyfus Socially Responsible Growth Fund, Inc.	10.41	10.82	0.00
Dreyfus VIF Appreciation Portfolio	11.04	11.40	0.00
Dreyfus VIF International Value Portfolio	10.47	10.52	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.33	9.15	0.00
PIMCO VIT All Asset Portfolio	10.72	11.22	0.00
PIMCO VIT High Yield Portfolio	10.40	10.40	0.00
PIMCO VIT Low Duration Portfolio	10.11	10.50	0.00
PIMCO VIT Real Return Portfolio	10.03	10.72	0.00
PIMCO VIT Total Return Portfolio	10.23	10.75	0.00
ProFund Access VP High Yield	10.02	10.19	0.00
ProFund VP Asia 30	11.33	16.18	0.00
ProFund VP Banks	10.58	7.44	0.00
ProFund VP Basic Materials	9.80	12.39	0.00
ProFund VP Bear	9.33	9.08	0.00
ProFund VP Biotechnology	10.11	9.66	0.00
ProFund VP Bull	10.66	10.67	0.00
ProFund VP Consumer Goods	10.84	11.28	0.00
ProFund VP Consumer Services	10.68	9.48	0.00
ProFund VP Dow 30	11.17	12.20	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.29	11.40	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.87	8.50	0.00
ProFund VP Health Care	10.59	10.92	0.00
ProFund VP Industrials	9.93	10.73	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.89	10.54	0.00
ProFund VP Japan	10.22	8.90	0.00
ProFund VP Large-Cap Growth	10.52	10.88	0.00
ProFund VP Large-Cap Value	10.78	10.44	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.60	10.37	0.00
ProFund VP Mid-Cap Value	9.95	9.72	0.00
ProFund VP Money Market	10.04	10.07	4,788.05
ProFund VP NASDAQ-100	10.11	11.50	0.00
ProFund VP Oil & Gas	10.23	13.10	0.00
ProFund VP Pharmaceuticals	10.80	10.69	0.00
ProFund VP Precious Metals	8.56	10.13	0.00
ProFund VP Real Estate	11.83	9.20	0.00
ProFund VP Rising Rates Opportunity	9.16	8.40	0.00
ProFund VP Semiconductor	8.98	9.29	0.00
ProFund VP Short Dow 30	9.19	8.65	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.10	9.49	0.00
ProFund VP Short NASDAQ-100	9.74	8.33	0.00
ProFund VP Short Small-Cap	9.68	9.79	0.00
ProFund VP Small-Cap	9.97	9.42	0.00
ProFund VP Small-Cap Growth	9.66	9.71	0.00
ProFund VP Small-Cap Value	10.11	9.06	0.00
ProFund VP Technology	10.25	11.34	0.00
ProFund VP Telecommunications	11.72	12.28	0.00
ProFund VP U.S. Government Plus	10.84	11.55	0.00
ProFund VP UltraBull	11.18	10.90	0.00
ProFund VP UltraMid-Cap	9.36	9.59	0.00
ProFund VP Ultra NASDAQ-100	10.01	12.44	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.86	8.28	0.00
ProFund VP Utilities	11.68	13.08	0.00
Rydex VT Dow 2x Strategy Fund	11.51	12.03	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.46	7.44	0.00
Rydex VT OTC 2x Strategy Fund	10.01	12.40	0.00
Rydex VT S&P 500 2x Strategy Fund	11.19	10.89	0.00
Rydex VT U.S. Government Money Market Fund	9.11	9.15	0.00
Van Eck Worldwide Hard Assets Fund	9.83	13.77	0.00
Van Kampen LIT Growth and Income Portfolio	10.77	10.68	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.62	10.93	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.96	14.88	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.79	11.61	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.77	11.22	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.25	9.80	0.00

Table 33 – 3.40% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

AIM V.I. Basic Value Series II	10.49	10.28	0.00
AIM V.I. Global Real Estate Series II	12.61	11.48	0.00
AIM V.I. International Growth Series II	10.90	12.05	0.00
AIM V.I. Mid Cap Core Equity Series II	10.28	10.86	0.00
Alger American Small Capitalization	12.31	13.95	0.00
American Century VP Income & Growth Fund	11.38	10.95	0.00
American Century VP International Fund	12.87	14.66	0.00
American Century VP Large Company Value Fund	11.78	11.23	0.00
American Century VP Mid Cap Value Fund	11.79	11.12	0.00
American Century VP Ultra Fund	9.52	11.12	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.80	9.09	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.03	10.84	0.00
Critical Math VIT Portfolio	10.00	9.49	0.00
DireXion Dynamic HY Bond Fund	10.10	9.55	0.00
DireXion Evolution All-Cap Equity Fund	9.71	9.68	0.00
DireXion Evolution Managed Bond Fund	10.04	9.81	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.40	10.81	0.00
Dreyfus VIF Appreciation Portfolio	11.03	11.39	0.00
Dreyfus VIF International Value Portfolio	10.47	10.52	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.89	8.79	0.00
PIMCO VIT All Asset Portfolio	10.72	11.21	0.00
PIMCO VIT High Yield Portfolio	10.40	10.39	0.00
PIMCO VIT Low Duration Portfolio	10.11	10.49	0.00
PIMCO VIT Real Return Portfolio	10.03	10.72	0.00
PIMCO VIT Total Return Portfolio	10.23	10.74	0.00
ProFund Access VP High Yield	10.01	10.18	0.00
ProFund VP Asia 30	11.32	16.17	0.00
ProFund VP Banks	10.57	7.43	0.00
ProFund VP Basic Materials	9.80	12.38	0.00
ProFund VP Bear	9.33	9.07	0.00
ProFund VP Biotechnology	10.10	9.65	0.00
ProFund VP Bull	10.66	10.66	0.00
ProFund VP Consumer Goods	10.84	11.27	0.00
ProFund VP Consumer Services	10.68	9.47	0.00
ProFund VP Dow 30	11.17	12.19	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.29	11.39	0.00
ProFund VP Falling U.S. Dollar	10.00	9.91	0.00
ProFund VP Financials	10.87	8.49	0.00
ProFund VP Health Care	10.59	10.91	1,290.12
ProFund VP Industrials	9.93	10.72	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.89	10.53	0.00
ProFund VP Japan	10.22	8.89	0.00
ProFund VP Large-Cap Growth	10.51	10.87	0.00
ProFund VP Large-Cap Value	10.78	10.43	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.59	10.36	0.00
ProFund VP Mid-Cap Value	9.95	9.71	0.00
ProFund VP Money Market	10.03	10.06	0.00
ProFund VP NASDAQ-100	10.11	11.49	0.00
ProFund VP Oil & Gas	10.23	13.09	0.00
ProFund VP Pharmaceuticals	10.80	10.68	0.00
ProFund VP Precious Metals	8.56	10.13	0.00
ProFund VP Real Estate	11.83	9.19	0.00
ProFund VP Rising Rates Opportunity	9.16	8.39	0.00
ProFund VP Semiconductor	8.97	9.29	0.00
ProFund VP Short Dow 30	9.19	8.64	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.09	9.48	0.00
ProFund VP Short NASDAQ-100	9.74	8.32	0.00
ProFund VP Short Small-Cap	9.68	9.78	0.00
ProFund VP Small-Cap	9.96	9.41	0.00
ProFund VP Small-Cap Growth	9.65	9.71	0.00
ProFund VP Small-Cap Value	10.10	9.06	0.00
ProFund VP Technology	10.25	11.33	0.00
ProFund VP Telecommunications	11.71	12.27	0.00
ProFund VP U.S. Government Plus	10.84	11.54	0.00
ProFund VP UltraBull	11.18	10.89	0.00
ProFund VP UltraMid-Cap	9.36	9.59	0.00
ProFund VP Ultra NASDAQ-100	10.01	12.43	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.86	8.27	0.00
ProFund VP Utilities	11.68	13.07	0.00
Rydex VT Dow 2x Strategy Fund	11.50	12.02	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.46	7.44	0.00
Rydex VT OTC 2x Strategy Fund	10.00	12.39	0.00
Rydex VT S&P 500 2x Strategy Fund	11.19	10.88	0.00
Rydex VT U.S. Government Money Market Fund	10.01	10.05	0.00
Van Eck Worldwide Hard Assets Fund	9.83	13.75	0.00
Van Kampen LIT Growth and Income Portfolio	10.77	10.67	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.62	10.92	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.95	14.87	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.79	11.60	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.76	11.21	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.25	9.79	0.00

Table 34 – 3.45% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 0 Year CDSC Rider

AIM V.I. Basic Value Series II	10.49	10.27	0.00
AIM V.I. Global Real Estate Series II	12.61	11.47	0.00
AIM V.I. International Growth Series II	10.89	12.04	0.00
AIM V.I. Mid Cap Core Equity Series II	10.28	10.85	0.00
Alger American Small Capitalization	10.18	11.53	0.00
American Century VP Income & Growth Fund	10.91	10.50	0.00
American Century VP International Fund	10.65	12.13	0.00
American Century VP Large Company Value Fund	11.02	10.50	0.00
American Century VP Mid Cap Value Fund	10.89	10.27	0.00
American Century VP Ultra Fund	9.56	11.16	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.79	9.09	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.02	10.84	0.00
Critical Math VIT Portfolio	10.00	9.49	0.00
DireXion Dynamic HY Bond Fund	10.10	9.54	0.00
DireXion Evolution All-Cap Equity Fund	9.71	9.67	0.00
DireXion Evolution Managed Bond Fund	10.03	9.80	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.40	10.80	0.00
Dreyfus VIF Appreciation Portfolio	11.03	11.38	0.00
Dreyfus VIF International Value Portfolio	10.47	10.51	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.77	7.88	0.00
PIMCO VIT All Asset Portfolio	10.72	11.20	0.00
PIMCO VIT High Yield Portfolio	10.39	10.38	0.00
PIMCO VIT Low Duration Portfolio	10.11	10.48	0.00
PIMCO VIT Real Return Portfolio	10.03	10.71	0.00
PIMCO VIT Total Return Portfolio	10.22	10.73	0.00
ProFund Access VP High Yield	10.01	10.17	0.00
ProFund VP Asia 30	11.32	16.15	0.00
ProFund VP Banks	10.57	7.43	0.00
ProFund VP Basic Materials	9.80	12.37	0.00
ProFund VP Bear	9.32	9.06	0.00
ProFund VP Biotechnology	10.10	9.64	0.00
ProFund VP Bull	10.65	10.65	0.00
ProFund VP Consumer Goods	10.84	11.26	0.00
ProFund VP Consumer Services	10.67	9.46	0.00
ProFund VP Dow 30	11.16	12.18	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.28	11.38	0.00
ProFund VP Falling U.S. Dollar	10.00	9.91	0.00
ProFund VP Financials	10.86	8.49	0.00
ProFund VP Health Care	10.59	10.90	0.00
ProFund VP Industrials	9.92	10.71	0.00
ProFund VP International	10.00	9.74	0.00
ProFund VP Internet	9.89	10.52	0.00
ProFund VP Japan	10.22	8.88	0.00
ProFund VP Large-Cap Growth	10.51	10.86	0.00
ProFund VP Large-Cap Value	10.77	10.42	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.59	10.35	0.00
ProFund VP Mid-Cap Value	9.94	9.70	0.00
ProFund VP Money Market	10.03	10.05	23,020.64
ProFund VP NASDAQ-100	10.11	11.48	0.00
ProFund VP Oil & Gas	10.22	13.08	0.00
ProFund VP Pharmaceuticals	10.80	10.67	0.00
ProFund VP Precious Metals	8.55	10.12	0.00
ProFund VP Real Estate	11.82	9.18	0.00
ProFund VP Rising Rates Opportunity	9.15	8.38	0.00
ProFund VP Semiconductor	8.97	9.28	0.00
ProFund VP Short Dow 30	9.19	8.64	0.00
ProFund VP Short Emerging Markets	10.00	9.86	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.09	9.47	0.00
ProFund VP Short NASDAQ-100	9.73	8.32	0.00
ProFund VP Short Small-Cap	9.68	9.77	0.00
ProFund VP Small-Cap	9.96	9.41	0.00
ProFund VP Small-Cap Growth	9.65	9.70	0.00
ProFund VP Small-Cap Value	10.10	9.05	0.00
ProFund VP Technology	10.25	11.32	0.00
ProFund VP Telecommunications	11.71	12.26	0.00
ProFund VP U.S. Government Plus	10.84	11.53	0.00
ProFund VP UltraBull	11.17	10.88	0.00
ProFund VP UltraMid-Cap	9.36	9.58	0.00
ProFund VP Ultra NASDAQ-100	10.01	12.42	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.86	8.27	0.00
ProFund VP Utilities	11.67	13.06	0.00
Rydex VT Dow 2x Strategy Fund	11.50	12.01	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.45	7.43	0.00
Rydex VT OTC 2x Strategy Fund	10.00	12.38	0.00
Rydex VT S&P 500 2x Strategy Fund	11.18	10.87	0.00
Rydex VT U.S. Government Money Market Fund	10.04	10.07	13,088.02
Van Eck Worldwide Hard Assets Fund	9.82	13.74	0.00
Van Kampen LIT Growth and Income Portfolio	10.76	10.66	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.62	10.91	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.95	14.86	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.79	11.59	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.76	11.20	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.24	9.78	0.00

Table 35 – 3.50% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

AIM V.I. Basic Value Series II	10.49	10.26	0.00
AIM V.I. Global Real Estate Series II	12.60	11.46	0.00
AIM V.I. International Growth Series II	10.89	12.03	0.00
AIM V.I. Mid Cap Core Equity Series II	10.27	10.84	0.00
Alger American Small Capitalization	12.30	13.92	0.00
American Century VP Income & Growth Fund	11.37	10.93	0.00
American Century VP International Fund	12.85	14.63	0.00
American Century VP Large Company Value Fund	11.77	11.21	0.00
American Century VP Mid Cap Value Fund	11.77	11.09	0.00
American Century VP Ultra Fund	9.51	11.09	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.79	9.08	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.02	10.83	0.00
Critical Math VIT Portfolio	10.00	9.48	0.00
DireXion Dynamic HY Bond Fund	10.10	9.53	0.00
DireXion Evolution All-Cap Equity Fund	9.71	9.66	0.00
DireXion Evolution Managed Bond Fund	10.03	9.79	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.40	10.79	0.00
Dreyfus VIF Appreciation Portfolio	11.03	11.37	0.00
Dreyfus VIF International Value Portfolio	10.46	10.50	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.87	8.77	0.00
PIMCO VIT All Asset Portfolio	10.71	11.19	0.00
PIMCO VIT High Yield Portfolio	10.39	10.37	0.00
PIMCO VIT Low Duration Portfolio	10.10	10.47	0.00
PIMCO VIT Real Return Portfolio	10.02	10.70	0.00
PIMCO VIT Total Return Portfolio	10.22	10.72	0.00
ProFund Access VP High Yield	10.01	10.16	0.00
ProFund VP Asia 30	11.32	16.14	0.00
ProFund VP Banks	10.57	7.42	0.00
ProFund VP Basic Materials	9.79	12.36	0.00
ProFund VP Bear	9.32	9.05	0.00
ProFund VP Biotechnology	10.09	9.63	0.00
ProFund VP Bull	10.65	10.65	0.00
ProFund VP Consumer Goods	10.83	11.25	0.00
ProFund VP Consumer Services	10.67	9.45	0.00
ProFund VP Dow 30	11.16	12.17	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.28	11.37	0.00
ProFund VP Falling U.S. Dollar	10.00	9.91	0.00
ProFund VP Financials	10.86	8.48	0.00
ProFund VP Health Care	10.58	10.89	0.00
ProFund VP Industrials	9.92	10.70	0.00
ProFund VP International	10.00	9.74	0.00
ProFund VP Internet	9.88	10.51	0.00
ProFund VP Japan	10.21	8.87	0.00
ProFund VP Large-Cap Growth	10.51	10.85	0.00
ProFund VP Large-Cap Value	10.77	10.41	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.59	10.34	0.00
ProFund VP Mid-Cap Value	9.94	9.69	0.00
ProFund VP Money Market	10.03	10.04	3,342.90
ProFund VP NASDAQ-100	10.10	11.47	0.00
ProFund VP Oil & Gas	10.22	13.07	0.00
ProFund VP Pharmaceuticals	10.79	10.66	0.00
ProFund VP Precious Metals	8.55	10.11	0.00
ProFund VP Real Estate	11.82	9.17	0.00
ProFund VP Rising Rates Opportunity	9.15	8.38	0.00
ProFund VP Semiconductor	8.97	9.27	0.00
ProFund VP Short Dow 30	9.18	8.63	0.00
ProFund VP Short Emerging Markets	10.00	9.86	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.09	9.46	0.00
ProFund VP Short NASDAQ-100	9.73	8.31	0.00
ProFund VP Short Small-Cap	9.67	9.76	0.00
ProFund VP Small-Cap	9.96	9.40	0.00
ProFund VP Small-Cap Growth	9.65	9.69	0.00
ProFund VP Small-Cap Value	10.10	9.04	0.00
ProFund VP Technology	10.24	11.31	0.00
ProFund VP Telecommunications	11.70	12.25	0.00
ProFund VP U.S. Government Plus	10.83	11.52	0.00
ProFund VP UltraBull	11.17	10.87	0.00
ProFund VP UltraMid-Cap	9.35	9.57	0.00
ProFund VP Ultra NASDAQ-100	10.00	12.41	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.86	8.26	0.00
ProFund VP Utilities	11.67	13.05	0.00
Rydex VT Dow 2x Strategy Fund	11.50	12.00	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.45	7.42	0.00
Rydex VT OTC 2x Strategy Fund	10.00	12.37	0.00
Rydex VT S&P 500 2x Strategy Fund	11.18	10.86	0.00
Rydex VT U.S. Government Money Market Fund	10.00	10.03	0.00
Van Eck Worldwide Hard Assets Fund	9.82	13.73	0.00
Van Kampen LIT Growth and Income Portfolio	10.76	10.65	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.61	10.90	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.95	14.84	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.78	11.58	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.76	11.19	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.24	9.77	0.00

Table 36 – 3.55% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 4 Year CDSC Rider

AIM V.I. Basic Value Series II	10.48	10.25	0.00
AIM V.I. Global Real Estate Series II	12.60	11.45	0.00
AIM V.I. International Growth Series II	10.89	12.02	0.00
AIM V.I. Mid Cap Core Equity Series II	10.27	10.83	0.00
Alger American Small Capitalization	10.17	11.51	0.00
American Century VP Income & Growth Fund	10.91	10.48	0.00
American Century VP International Fund	10.64	12.11	0.00
American Century VP Large Company Value Fund	11.01	10.48	0.00
American Century VP Mid Cap Value Fund	10.89	10.25	0.00
American Century VP Ultra Fund	9.56	11.14	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.79	9.07	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.01	10.82	0.00
Critical Math VIT Portfolio	10.00	9.48	0.00
DireXion Dynamic HY Bond Fund	10.09	9.52	0.00
DireXion Evolution All-Cap Equity Fund	9.70	9.65	0.00
DireXion Evolution Managed Bond Fund	10.03	9.78	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.39	10.78	0.00
Dreyfus VIF Appreciation Portfolio	11.02	11.37	0.00
Dreyfus VIF International Value Portfolio	10.46	10.49	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.76	7.87	0.00
PIMCO VIT All Asset Portfolio	10.71	11.18	0.00
PIMCO VIT High Yield Portfolio	10.39	10.36	0.00
PIMCO VIT Low Duration Portfolio	10.10	10.46	0.00
PIMCO VIT Real Return Portfolio	10.02	10.69	0.00
PIMCO VIT Total Return Portfolio	10.22	10.71	0.00
ProFund Access VP High Yield	10.00	10.15	0.00
ProFund VP Asia 30	11.31	16.13	0.00
ProFund VP Banks	10.56	7.41	0.00
ProFund VP Basic Materials	9.79	12.35	0.00
ProFund VP Bear	9.32	9.05	0.00
ProFund VP Biotechnology	10.09	9.63	0.00
ProFund VP Bull	10.65	10.64	0.00
ProFund VP Consumer Goods	10.83	11.24	0.00
ProFund VP Consumer Services	10.67	9.44	0.00
ProFund VP Dow 30	11.15	12.16	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.28	11.36	0.00
ProFund VP Falling U.S. Dollar	10.00	9.91	0.00
ProFund VP Financials	10.85	8.47	0.00
ProFund VP Health Care	10.58	10.88	0.00
ProFund VP Industrials	9.92	10.69	0.00
ProFund VP International	10.00	9.74	0.00
ProFund VP Internet	9.88	10.50	0.00
ProFund VP Japan	10.21	8.87	0.00
ProFund VP Large-Cap Growth	10.50	10.84	0.00
ProFund VP Large-Cap Value	10.76	10.40	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.58	10.33	0.00
ProFund VP Mid-Cap Value	9.94	9.68	0.00
ProFund VP Money Market	10.02	10.03	21,251.05
ProFund VP NASDAQ-100	10.10	11.46	0.00
ProFund VP Oil & Gas	10.22	13.06	0.00
ProFund VP Pharmaceuticals	10.79	10.65	0.00
ProFund VP Precious Metals	8.55	10.10	0.00
ProFund VP Real Estate	11.82	9.17	0.00
ProFund VP Rising Rates Opportunity	9.15	8.37	0.00
ProFund VP Semiconductor	8.97	9.26	0.00
ProFund VP Short Dow 30	9.18	8.62	0.00
ProFund VP Short Emerging Markets	10.00	9.86	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.08	9.45	0.00
ProFund VP Short NASDAQ-100	9.73	8.30	0.00
ProFund VP Short Small-Cap	9.67	9.75	0.00
ProFund VP Small-Cap	9.95	9.39	0.00
ProFund VP Small-Cap Growth	9.64	9.68	0.00
ProFund VP Small-Cap Value	10.09	9.03	0.00
ProFund VP Technology	10.24	11.30	0.00
ProFund VP Telecommunications	11.70	12.24	0.00
ProFund VP U.S. Government Plus	10.83	11.51	0.00
ProFund VP UltraBull	11.17	10.87	0.00
ProFund VP UltraMid-Cap	9.35	9.56	0.00
ProFund VP Ultra NASDAQ-100	10.00	12.40	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.85	8.25	0.00
ProFund VP Utilities	11.66	13.03	0.00
Rydex VT Dow 2x Strategy Fund	11.49	11.99	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.45	7.42	0.00
Rydex VT OTC 2x Strategy Fund	9.99	12.36	0.00
Rydex VT S&P 500 2x Strategy Fund	11.18	10.85	0.00
Rydex VT U.S. Government Money Market Fund	10.03	10.06	0.00
Van Eck Worldwide Hard Assets Fund	9.82	13.72	0.00
Van Kampen LIT Growth and Income Portfolio	10.76	10.64	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.61	10.89	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.94	14.83	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.78	11.57	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.75	11.18	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.24	9.77	0.00

Table 37 – 3.60% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

AIM V.I. Basic Value Series II	10.48	10.25	545.54
AIM V.I. Global Real Estate Series II	12.59	11.45	0.00
AIM V.I. International Growth Series II	10.88	12.01	0.00
AIM V.I. Mid Cap Core Equity Series II	10.27	10.82	0.00
Alger American Small Capitalization	14.82	16.76	0.00
American Century VP Income & Growth Fund	12.09	11.61	476.75
American Century VP International Fund	14.34	16.31	0.00
American Century VP Large Company Value Fund	11.77	11.20	0.00
American Century VP Mid Cap Value Fund	12.23	11.51	0.00
American Century VP Ultra Fund	9.15	10.66	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.78	9.06	581.09
Credit Suisse Trust - Large Cap Value Portfolio	11.01	10.81	0.00
Critical Math VIT Portfolio	10.00	9.48	0.00
DireXion Dynamic HY Bond Fund	10.09	9.51	0.00
DireXion Evolution All-Cap Equity Fund	9.70	9.64	0.00
DireXion Evolution Managed Bond Fund	10.02	9.78	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.39	10.77	0.00
Dreyfus VIF Appreciation Portfolio	11.02	11.36	522.77
Dreyfus VIF International Value Portfolio	10.46	10.48	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.27	9.08	0.00
PIMCO VIT All Asset Portfolio	10.71	11.17	0.00
PIMCO VIT High Yield Portfolio	10.38	10.35	0.00
PIMCO VIT Low Duration Portfolio	10.10	10.45	0.00
PIMCO VIT Real Return Portfolio	10.02	10.68	0.00
PIMCO VIT Total Return Portfolio	10.21	10.70	0.00
ProFund Access VP High Yield	10.00	10.14	0.00
ProFund VP Asia 30	11.31	16.11	0.00
ProFund VP Banks	10.56	7.41	0.00
ProFund VP Basic Materials	9.79	12.34	0.00
ProFund VP Bear	9.32	9.04	0.00
ProFund VP Biotechnology	10.09	9.62	0.00
ProFund VP Bull	10.64	10.63	0.00
ProFund VP Consumer Goods	10.83	11.23	0.00
ProFund VP Consumer Services	10.66	9.44	0.00
ProFund VP Dow 30	11.15	12.15	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.27	11.35	0.00
ProFund VP Falling U.S. Dollar	10.00	9.91	0.00
ProFund VP Financials	10.85	8.46	0.00
ProFund VP Health Care	10.57	10.87	0.00
ProFund VP Industrials	9.91	10.68	0.00
ProFund VP International	10.00	9.74	0.00
ProFund VP Internet	9.88	10.50	0.00
ProFund VP Japan	10.21	8.86	0.00
ProFund VP Large-Cap Growth	10.50	10.83	0.00
ProFund VP Large-Cap Value	10.76	10.39	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.58	10.32	0.00
ProFund VP Mid-Cap Value	9.94	9.67	0.00
ProFund VP Money Market	10.02	10.03	0.00
ProFund VP NASDAQ-100	10.10	11.45	0.00
ProFund VP Oil & Gas	10.21	13.05	0.00
ProFund VP Pharmaceuticals	10.79	10.64	0.00
ProFund VP Precious Metals	8.55	10.09	0.00
ProFund VP Real Estate	11.81	9.16	0.00
ProFund VP Rising Rates Opportunity	9.14	8.36	0.00
ProFund VP Semiconductor	8.96	9.26	0.00
ProFund VP Short Dow 30	9.18	8.62	0.00
ProFund VP Short Emerging Markets	10.00	9.86	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.08	9.45	0.00
ProFund VP Short NASDAQ-100	9.72	8.30	0.00
ProFund VP Short Small-Cap	9.67	9.74	0.00
ProFund VP Small-Cap	9.95	9.38	0.00
ProFund VP Small-Cap Growth	9.64	9.67	0.00
ProFund VP Small-Cap Value	10.09	9.03	0.00
ProFund VP Technology	10.24	11.30	0.00
ProFund VP Telecommunications	11.70	12.23	0.00
ProFund VP U.S. Government Plus	10.83	11.50	0.00
ProFund VP UltraBull	11.16	10.86	0.00
ProFund VP UltraMid-Cap	9.35	9.55	0.00
ProFund VP Ultra NASDAQ-100	10.00	12.39	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.85	8.25	0.00
ProFund VP Utilities	11.66	13.02	0.00
Rydex VT Dow 2x Strategy Fund	11.49	11.98	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.44	7.41	0.00
Rydex VT OTC 2x Strategy Fund	9.99	12.35	0.00
Rydex VT S&P 500 2x Strategy Fund	11.17	10.84	0.00
Rydex VT U.S. Government Money Market Fund	9.00	9.02	0.00
Van Eck Worldwide Hard Assets Fund	9.81	13.71	0.00
Van Kampen LIT Growth and Income Portfolio	10.75	10.63	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.61	10.88	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.94	14.82	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.78	11.56	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.75	11.17	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.23	9.76	0.00

Table 38 – 3.65% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

AIM V.I. Basic Value Series II	10.48	10.24	0.00
AIM V.I. Global Real Estate Series II	12.59	11.44	0.00
AIM V.I. International Growth Series II	10.88	12.00	0.00
AIM V.I. Mid Cap Core Equity Series II	10.26	10.81	0.00
Alger American Small Capitalization	10.16	11.49	0.00
American Century VP Income & Growth Fund	10.90	10.46	0.00
American Century VP International Fund	10.63	12.09	0.00
American Century VP Large Company Value Fund	11.01	10.47	0.00
American Century VP Mid Cap Value Fund	10.88	10.23	0.00
American Century VP Ultra Fund	9.55	11.13	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.78	9.06	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.01	10.80	0.00
Critical Math VIT Portfolio	10.00	9.48	0.00
DireXion Dynamic HY Bond Fund	10.09	9.51	0.00
DireXion Evolution All-Cap Equity Fund	9.70	9.64	0.00
DireXion Evolution Managed Bond Fund	10.02	9.77	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.39	10.76	0.00
Dreyfus VIF Appreciation Portfolio	11.02	11.35	0.00
Dreyfus VIF International Value Portfolio	10.45	10.47	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.75	7.85	0.00
PIMCO VIT All Asset Portfolio	10.70	11.16	0.00
PIMCO VIT High Yield Portfolio	10.38	10.34	0.00
PIMCO VIT Low Duration Portfolio	10.09	10.44	0.00
PIMCO VIT Real Return Portfolio	10.01	10.67	0.00
PIMCO VIT Total Return Portfolio	10.21	10.69	0.00
ProFund Access VP High Yield	10.00	10.14	0.00
ProFund VP Asia 30	11.31	16.10	0.00
ProFund VP Banks	10.56	7.40	0.00
ProFund VP Basic Materials	9.78	12.33	0.00
ProFund VP Bear	9.31	9.03	0.00
ProFund VP Biotechnology	10.08	9.61	0.00
ProFund VP Bull	10.64	10.62	0.00
ProFund VP Consumer Goods	10.82	11.22	0.00
ProFund VP Consumer Services	10.66	9.43	0.00
ProFund VP Dow 30	11.15	12.14	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.27	11.34	0.00
ProFund VP Falling U.S. Dollar	10.00	9.91	0.00
ProFund VP Financials	10.85	8.46	0.00
ProFund VP Health Care	10.57	10.86	0.00
ProFund VP Industrials	9.91	10.67	0.00
ProFund VP International	10.00	9.74	0.00
ProFund VP Internet	9.87	10.49	0.00
ProFund VP Japan	10.20	8.85	0.00
ProFund VP Large-Cap Growth	10.50	10.82	0.00
ProFund VP Large-Cap Value	10.76	10.38	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.58	10.32	0.00
ProFund VP Mid-Cap Value	9.93	9.67	0.00
ProFund VP Money Market	10.02	10.02	0.00
ProFund VP NASDAQ-100	10.09	11.44	0.00
ProFund VP Oil & Gas	10.21	13.04	0.00
ProFund VP Pharmaceuticals	10.78	10.64	0.00
ProFund VP Precious Metals	8.54	10.08	0.00
ProFund VP Real Estate	11.81	9.15	0.00
ProFund VP Rising Rates Opportunity	9.14	8.35	0.00
ProFund VP Semiconductor	8.96	9.25	0.00
ProFund VP Short Dow 30	9.18	8.61	0.00
ProFund VP Short Emerging Markets	10.00	9.86	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.08	9.44	0.00
ProFund VP Short NASDAQ-100	9.72	8.29	0.00
ProFund VP Short Small-Cap	9.66	9.74	0.00
ProFund VP Small-Cap	9.95	9.37	0.00
ProFund VP Small-Cap Growth	9.64	9.67	0.00
ProFund VP Small-Cap Value	10.09	9.02	0.00
ProFund VP Technology	10.23	11.29	0.00
ProFund VP Telecommunications	11.69	12.22	0.00
ProFund VP U.S. Government Plus	10.82	11.49	0.00
ProFund VP UltraBull	11.16	10.85	0.00
ProFund VP UltraMid-Cap	9.35	9.55	0.00
ProFund VP Ultra NASDAQ-100	9.99	12.38	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.85	8.24	0.00
ProFund VP Utilities	11.66	13.01	0.00
Rydex VT Dow 2x Strategy Fund	11.48	11.97	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.44	7.41	0.00
Rydex VT OTC 2x Strategy Fund	9.99	12.34	0.00
Rydex VT S&P 500 2x Strategy Fund	11.17	10.83	0.00
Rydex VT U.S. Government Money Market Fund	10.03	10.04	0.00
Van Eck Worldwide Hard Assets Fund	9.81	13.70	0.00
Van Kampen LIT Growth and Income Portfolio	10.75	10.62	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.60	10.88	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.94	14.81	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.77	11.55	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.75	11.16	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.23	9.75	0.00

Table 39 – 3.70% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider

AIM V.I. Basic Value Series II	10.47	10.23	0.00
AIM V.I. Global Real Estate Series II	12.58	11.43	0.00
AIM V.I. International Growth Series II	10.88	11.99	0.00
AIM V.I. Mid Cap Core Equity Series II	10.26	10.80	0.00
Alger American Small Capitalization	10.16	11.48	0.00
American Century VP Income & Growth Fund	10.90	10.45	0.00
American Century VP International Fund	10.63	12.08	0.00
American Century VP Large Company Value Fund	11.00	10.46	0.00
American Century VP Mid Cap Value Fund	10.88	10.22	0.00
American Century VP Ultra Fund	9.55	11.12	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.78	9.05	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.00	10.79	0.00
Critical Math VIT Portfolio	10.00	9.47	0.00
DireXion Dynamic HY Bond Fund	10.08	9.50	0.00
DireXion Evolution All-Cap Equity Fund	9.69	9.63	0.00
DireXion Evolution Managed Bond Fund	10.02	9.76	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.38	10.75	0.00
Dreyfus VIF Appreciation Portfolio	11.01	11.34	0.00
Dreyfus VIF International Value Portfolio	10.45	10.46	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.75	7.85	0.00
PIMCO VIT All Asset Portfolio	10.70	11.15	0.00
PIMCO VIT High Yield Portfolio	10.37	10.34	0.00
PIMCO VIT Low Duration Portfolio	10.09	10.43	0.00
PIMCO VIT Real Return Portfolio	10.01	10.66	0.00
PIMCO VIT Total Return Portfolio	10.21	10.68	0.00
ProFund Access VP High Yield	9.99	10.13	0.00
ProFund VP Asia 30	11.30	16.09	0.00
ProFund VP Banks	10.55	7.39	0.00
ProFund VP Basic Materials	9.78	12.32	0.00
ProFund VP Bear	9.31	9.02	0.00
ProFund VP Biotechnology	10.08	9.60	0.00
ProFund VP Bull	10.64	10.61	0.00
ProFund VP Consumer Goods	10.82	11.21	0.00
ProFund VP Consumer Services	10.66	9.42	0.00
ProFund VP Dow 30	11.14	12.13	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.27	11.33	0.00
ProFund VP Falling U.S. Dollar	10.00	9.91	0.00
ProFund VP Financials	10.84	8.45	0.00
ProFund VP Health Care	10.57	10.85	0.00
ProFund VP Industrials	9.91	10.66	0.00
ProFund VP International	10.00	9.74	0.00
ProFund VP Internet	9.87	10.48	0.00
ProFund VP Japan	10.20	8.84	0.00
ProFund VP Large-Cap Growth	10.49	10.81	0.00
ProFund VP Large-Cap Value	10.75	10.38	0.00
ProFund VP Mid-Cap	10.00	9.97	0.00
ProFund VP Mid-Cap Growth	9.57	10.31	0.00
ProFund VP Mid-Cap Value	9.93	9.66	0.00
ProFund VP Money Market	10.01	10.01	0.00
ProFund VP NASDAQ-100	10.09	11.43	0.00
ProFund VP Oil & Gas	10.21	13.03	0.00
ProFund VP Pharmaceuticals	10.78	10.63	0.00
ProFund VP Precious Metals	8.54	10.08	0.00
ProFund VP Real Estate	11.81	9.14	0.00
ProFund VP Rising Rates Opportunity	9.14	8.35	0.00
ProFund VP Semiconductor	8.96	9.24	0.00
ProFund VP Short Dow 30	9.17	8.60	0.00
ProFund VP Short Emerging Markets	10.00	9.86	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.07	9.43	0.00
ProFund VP Short NASDAQ-100	9.72	8.28	0.00
ProFund VP Short Small-Cap	9.66	9.73	0.00
ProFund VP Small-Cap	9.94	9.37	0.00
ProFund VP Small-Cap Growth	9.63	9.66	0.00
ProFund VP Small-Cap Value	10.08	9.01	0.00
ProFund VP Technology	10.23	11.28	0.00
ProFund VP Telecommunications	11.69	12.21	0.00
ProFund VP U.S. Government Plus	10.82	11.48	0.00
ProFund VP UltraBull	11.15	10.84	0.00
ProFund VP UltraMid-Cap	9.34	9.54	0.00
ProFund VP Ultra NASDAQ-100	9.99	12.37	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.84	8.23	0.00
ProFund VP Utilities	11.65	13.00	0.00
Rydex VT Dow 2x Strategy Fund	11.48	11.96	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.44	7.40	0.00
Rydex VT OTC 2x Strategy Fund	9.98	12.33	0.00
Rydex VT S&P 500 2x Strategy Fund	11.16	10.82	0.00
Rydex VT U.S. Government Money Market Fund	10.02	10.03	0.00
Van Eck Worldwide Hard Assets Fund	9.81	13.69	0.00
Van Kampen LIT Growth and Income Portfolio	10.75	10.62	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.60	10.87	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.93	14.79	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.77	11.54	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.74	11.15	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.22	9.74	0.00

Table 40 – 3.75% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

AIM V.I. Basic Value Series II	10.47	10.22	0.00
AIM V.I. Global Real Estate Series II	12.58	11.42	0.00
AIM V.I. International Growth Series II	10.87	11.98	0.00
AIM V.I. Mid Cap Core Equity Series II	10.26	10.79	0.00
Alger American Small Capitalization	10.16	11.47	0.00
American Century VP Income & Growth Fund	10.89	10.44	0.00
American Century VP International Fund	10.63	12.07	0.00
American Century VP Large Company Value Fund	11.00	10.45	0.00
American Century VP Mid Cap Value Fund	10.87	10.22	0.00
American Century VP Ultra Fund	9.54	11.11	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.77	9.04	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.00	10.78	0.00
Critical Math VIT Portfolio	10.00	9.47	0.00
DireXion Dynamic HY Bond Fund	10.08	9.49	0.00
DireXion Evolution All-Cap Equity Fund	9.69	9.62	0.00
DireXion Evolution Managed Bond Fund	10.01	9.75	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.38	10.74	0.00
Dreyfus VIF Appreciation Portfolio	11.01	11.33	0.00
Dreyfus VIF International Value Portfolio	10.45	10.45	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.75	7.84	0.00
PIMCO VIT All Asset Portfolio	10.70	11.14	0.00
PIMCO VIT High Yield Portfolio	10.37	10.33	0.00
PIMCO VIT Low Duration Portfolio	10.09	10.43	0.00
PIMCO VIT Real Return Portfolio	10.01	10.65	0.00
PIMCO VIT Total Return Portfolio	10.20	10.67	0.00
ProFund Access VP High Yield	9.99	10.12	0.00
ProFund VP Asia 30	11.30	16.07	0.00
ProFund VP Banks	10.55	7.39	0.00
ProFund VP Basic Materials	9.78	12.31	0.00
ProFund VP Bear	9.31	9.02	0.00
ProFund VP Biotechnology	10.08	9.59	0.00
ProFund VP Bull	10.63	10.60	0.00
ProFund VP Consumer Goods	10.81	11.21	0.00
ProFund VP Consumer Services	10.65	9.41	0.00
ProFund VP Dow 30	11.14	12.12	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.26	11.32	0.00
ProFund VP Falling U.S. Dollar	10.00	9.91	0.00
ProFund VP Financials	10.84	8.44	0.00
ProFund VP Health Care	10.56	10.84	0.00
ProFund VP Industrials	9.90	10.65	0.00
ProFund VP International	10.00	9.74	0.00
ProFund VP Internet	9.87	10.47	0.00
ProFund VP Japan	10.20	8.84	0.00
ProFund VP Large-Cap Growth	10.49	10.80	0.00
ProFund VP Large-Cap Value	10.75	10.37	0.00
ProFund VP Mid-Cap	10.00	9.97	0.00
ProFund VP Mid-Cap Growth	9.57	10.30	0.00
ProFund VP Mid-Cap Value	9.93	9.65	0.00
ProFund VP Money Market	10.01	10.00	0.00
ProFund VP NASDAQ-100	10.09	11.42	0.00
ProFund VP Oil & Gas	10.20	13.02	0.00
ProFund VP Pharmaceuticals	10.78	10.62	0.00
ProFund VP Precious Metals	8.54	10.07	0.00
ProFund VP Real Estate	11.80	9.14	0.00
ProFund VP Rising Rates Opportunity	9.14	8.34	0.00
ProFund VP Semiconductor	8.95	9.23	0.00
ProFund VP Short Dow 30	9.17	8.59	0.00
ProFund VP Short Emerging Markets	10.00	9.86	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.07	9.42	0.00
ProFund VP Short NASDAQ-100	9.72	8.27	0.00
ProFund VP Short Small-Cap	9.66	9.72	0.00
ProFund VP Small-Cap	9.94	9.36	0.00
ProFund VP Small-Cap Growth	9.63	9.65	0.00
ProFund VP Small-Cap Value	10.08	9.00	0.00
ProFund VP Technology	10.23	11.27	0.00
ProFund VP Telecommunications	11.69	12.20	0.00
ProFund VP U.S. Government Plus	10.82	11.47	0.00
ProFund VP UltraBull	11.15	10.83	0.00
ProFund VP UltraMid-Cap	9.34	9.53	0.00
ProFund VP Ultra NASDAQ-100	9.99	12.36	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.84	8.23	0.00
ProFund VP Utilities	11.65	12.99	0.00
Rydex VT Dow 2x Strategy Fund	11.48	11.95	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.44	7.39	0.00
Rydex VT OTC 2x Strategy Fund	9.98	12.32	0.00
Rydex VT S&P 500 2x Strategy Fund	11.16	10.81	0.00
Rydex VT U.S. Government Money Market Fund	10.02	10.02	0.00
Van Eck Worldwide Hard Assets Fund	9.80	13.67	0.00
Van Kampen LIT Growth and Income Portfolio	10.74	10.61	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.60	10.86	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.93	14.78	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.77	11.53	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.74	11.14	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.22	9.73	0.00

Table 41 – 3.80% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 4 Year CDSC Rider

AIM V.I. Basic Value Series II	10.47	10.21	0.00
AIM V.I. Global Real Estate Series II	12.58	11.41	0.00
AIM V.I. International Growth Series II	10.87	11.97	0.00
AIM V.I. Mid Cap Core Equity Series II	10.25	10.79	0.00
Alger American Small Capitalization	10.15	11.46	0.00
American Century VP Income & Growth Fund	10.89	10.43	0.00
American Century VP International Fund	10.62	12.06	0.00
American Century VP Large Company Value Fund	10.99	10.44	0.00
American Century VP Mid Cap Value Fund	10.87	10.21	0.00
American Century VP Ultra Fund	9.54	11.10	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.77	9.03	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.00	10.77	0.00
Critical Math VIT Portfolio	10.00	9.47	0.00
DireXion Dynamic HY Bond Fund	10.08	9.48	0.00
DireXion Evolution All-Cap Equity Fund	9.69	9.61	0.00
DireXion Evolution Managed Bond Fund	10.01	9.74	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.38	10.74	0.00
Dreyfus VIF Appreciation Portfolio	11.00	11.32	0.00
Dreyfus VIF International Value Portfolio	10.44	10.45	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.74	7.83	0.00
PIMCO VIT All Asset Portfolio	10.69	11.13	0.00
PIMCO VIT High Yield Portfolio	10.37	10.32	0.00
PIMCO VIT Low Duration Portfolio	10.08	10.42	0.00
PIMCO VIT Real Return Portfolio	10.01	10.64	0.00
PIMCO VIT Total Return Portfolio	10.20	10.67	0.00
ProFund Access VP High Yield	9.99	10.11	0.00
ProFund VP Asia 30	11.29	16.06	0.00
ProFund VP Banks	10.55	7.38	0.00
ProFund VP Basic Materials	9.77	12.30	0.00
ProFund VP Bear	9.30	9.01	0.00
ProFund VP Biotechnology	10.07	9.59	0.00
ProFund VP Bull	10.63	10.59	0.00
ProFund VP Consumer Goods	10.81	11.20	0.00
ProFund VP Consumer Services	10.65	9.40	0.00
ProFund VP Dow 30	11.14	12.11	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.26	11.31	0.00
ProFund VP Falling U.S. Dollar	10.00	9.91	0.00
ProFund VP Financials	10.84	8.44	0.00
ProFund VP Health Care	10.56	10.83	0.00
ProFund VP Industrials	9.90	10.65	0.00
ProFund VP International	10.00	9.74	0.00
ProFund VP Internet	9.86	10.46	0.00
ProFund VP Japan	10.19	8.83	0.00
ProFund VP Large-Cap Growth	10.49	10.80	0.00
ProFund VP Large-Cap Value	10.75	10.36	0.00
ProFund VP Mid-Cap	10.00	9.97	0.00
ProFund VP Mid-Cap Growth	9.57	10.29	0.00
ProFund VP Mid-Cap Value	9.92	9.64	0.00
ProFund VP Money Market	10.01	9.99	0.00
ProFund VP NASDAQ-100	10.08	11.41	0.00
ProFund VP Oil & Gas	10.20	13.01	0.00
ProFund VP Pharmaceuticals	10.77	10.61	0.00
ProFund VP Precious Metals	8.53	10.06	0.00
ProFund VP Real Estate	11.80	9.13	0.00
ProFund VP Rising Rates Opportunity	9.13	8.33	0.00
ProFund VP Semiconductor	8.95	9.22	0.00
ProFund VP Short Dow 30	9.17	8.59	0.00
ProFund VP Short Emerging Markets	10.00	9.86	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.07	9.41	0.00
ProFund VP Short NASDAQ-100	9.71	8.27	0.00
ProFund VP Short Small-Cap	9.65	9.71	0.00
ProFund VP Small-Cap	9.94	9.35	0.00
ProFund VP Small-Cap Growth	9.63	9.64	0.00
ProFund VP Small-Cap Value	10.08	9.00	0.00
ProFund VP Technology	10.22	11.26	0.00
ProFund VP Telecommunications	11.68	12.19	0.00
ProFund VP U.S. Government Plus	10.81	11.46	0.00
ProFund VP UltraBull	11.15	10.82	0.00
ProFund VP UltraMid-Cap	9.34	9.52	0.00
ProFund VP Ultra NASDAQ-100	9.98	12.35	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.84	8.22	0.00
ProFund VP Utilities	11.65	12.98	0.00
Rydex VT Dow 2x Strategy Fund	11.47	11.94	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.43	7.39	0.00
Rydex VT OTC 2x Strategy Fund	9.98	12.31	0.00
Rydex VT S&P 500 2x Strategy Fund	11.16	10.80	0.00
Rydex VT U.S. Government Money Market Fund	10.02	10.02	0.00
Van Eck Worldwide Hard Assets Fund	9.80	13.66	0.00
Van Kampen LIT Growth and Income Portfolio	10.74	10.60	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.59	10.85	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.92	14.77	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.77	11.52	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.73	11.13	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.22	9.73	0.00

Table 42 – 3.85% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider

AIM V.I. Basic Value Series II	10.46	10.20	0.00
AIM V.I. Global Real Estate Series II	12.57	11.40	0.00
AIM V.I. International Growth Series II	10.86	11.96	0.00
AIM V.I. Mid Cap Core Equity Series II	10.25	10.78	0.00
Alger American Small Capitalization	10.15	11.45	0.00
American Century VP Income & Growth Fund	10.88	10.43	0.00
American Century VP International Fund	10.62	12.05	0.00
American Century VP Large Company Value Fund	10.99	10.43	0.00
American Century VP Mid Cap Value Fund	10.87	10.20	0.00
American Century VP Ultra Fund	9.54	11.09	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.77	9.02	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.99	10.76	0.00
Critical Math VIT Portfolio	10.00	9.46	0.00
DireXion Dynamic HY Bond Fund	10.07	9.48	0.00
DireXion Evolution All-Cap Equity Fund	9.68	9.60	0.00
DireXion Evolution Managed Bond Fund	10.01	9.74	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.37	10.73	0.00
Dreyfus VIF Appreciation Portfolio	11.00	11.31	0.00
Dreyfus VIF International Value Portfolio	10.44	10.44	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.74	7.83	0.00
PIMCO VIT All Asset Portfolio	10.69	11.12	0.00
PIMCO VIT High Yield Portfolio	10.36	10.31	0.00
PIMCO VIT Low Duration Portfolio	10.08	10.41	0.00
PIMCO VIT Real Return Portfolio	10.00	10.64	0.00
PIMCO VIT Total Return Portfolio	10.20	10.66	0.00
ProFund Access VP High Yield	9.98	10.10	0.00
ProFund VP Asia 30	11.29	16.05	0.00
ProFund VP Banks	10.54	7.38	0.00
ProFund VP Basic Materials	9.77	12.29	0.00
ProFund VP Bear	9.30	9.00	0.00
ProFund VP Biotechnology	10.07	9.58	0.00
ProFund VP Bull	10.62	10.58	0.00
ProFund VP Consumer Goods	10.81	11.19	0.00
ProFund VP Consumer Services	10.65	9.40	0.00
ProFund VP Dow 30	11.13	12.10	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.26	11.30	0.00
ProFund VP Falling U.S. Dollar	10.00	9.91	0.00
ProFund VP Financials	10.83	8.43	0.00
ProFund VP Health Care	10.56	10.82	0.00
ProFund VP Industrials	9.90	10.64	0.00
ProFund VP International	10.00	9.74	0.00
ProFund VP Internet	9.86	10.45	0.00
ProFund VP Japan	10.19	8.82	0.00
ProFund VP Large-Cap Growth	10.48	10.79	0.00
ProFund VP Large-Cap Value	10.74	10.35	0.00
ProFund VP Mid-Cap	10.00	9.97	0.00
ProFund VP Mid-Cap Growth	9.56	10.28	0.00
ProFund VP Mid-Cap Value	9.92	9.63	0.00
ProFund VP Money Market	10.00	9.98	0.00
ProFund VP NASDAQ-100	10.08	11.41	0.00
ProFund VP Oil & Gas	10.20	13.00	0.00
ProFund VP Pharmaceuticals	10.77	10.60	0.00
ProFund VP Precious Metals	8.53	10.05	0.00
ProFund VP Real Estate	11.79	9.12	0.00
ProFund VP Rising Rates Opportunity	9.13	8.33	0.00
ProFund VP Semiconductor	8.95	9.22	0.00
ProFund VP Short Dow 30	9.16	8.58	0.00
ProFund VP Short Emerging Markets	10.00	9.86	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.06	9.41	0.00
ProFund VP Short NASDAQ-100	9.71	8.26	0.00
ProFund VP Short Small-Cap	9.65	9.70	0.00
ProFund VP Small-Cap	9.93	9.34	0.00
ProFund VP Small-Cap Growth	9.62	9.63	0.00
ProFund VP Small-Cap Value	10.07	8.99	0.00
ProFund VP Technology	10.22	11.25	0.00
ProFund VP Telecommunications	11.68	12.18	0.00
ProFund VP U.S. Government Plus	10.81	11.45	0.00
ProFund VP UltraBull	11.14	10.81	0.00
ProFund VP UltraMid-Cap	9.33	9.51	0.00
ProFund VP Ultra NASDAQ-100	9.98	12.34	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.83	8.21	0.00
ProFund VP Utilities	11.64	12.97	0.00
Rydex VT Dow 2x Strategy Fund	11.47	11.93	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.43	7.38	0.00
Rydex VT OTC 2x Strategy Fund	9.97	12.30	0.00
Rydex VT S&P 500 2x Strategy Fund	11.15	10.80	0.00
Rydex VT U.S. Government Money Market Fund	10.01	10.01	0.00
Van Eck Worldwide Hard Assets Fund	9.80	13.65	0.00
Van Kampen LIT Growth and Income Portfolio	10.74	10.59	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.59	10.84	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.92	14.76	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.76	11.52	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.73	11.12	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.21	9.72	0.00

Table 1 – 1.75% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
Base Contract - No Riders
AIM V.I. Basic Value Series II	10.00	10.61	0.00
AIM V.I. Global Real Estate Series II	10.00	12.75	0.00
AIM V.I. International Growth Series II	10.00	11.02	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.39	0.00
Alger American Small Capitalization	11.94	14.09	0.00
American Century VP Income & Growth Fund	10.59	12.15	0.00
American Century VP International Fund	11.50	14.10	0.00
American Century VP Large Company Value Fund	10.38	12.21	0.00
American Century VP Mid Cap Value Fund	10.74	12.69	0.00
American Century VP Ultra Fund	10.00	9.49	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.90	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.15	0.00
DireXion Dynamic HY Bond Fund	10.00	10.22	0.00
DireXion Evolution Managed Bond Fund	10.00	10.15	0.00
DireXion Evolution All-Cap Equity	10.00	9.82	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.16	0.00
Dreyfus VIF International Value Portfolio	10.00	10.59	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.52	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.60	11.70	0.00
PIMCO VIT All Asset Portfolio	10.00	10.84	0.00
PIMCO VIT High Yield Portfolio	10.00	10.51	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.22	0.00
PIMCO VIT Real Return Portfolio	10.00	10.14	0.00
PIMCO VIT Total Return Portfolio	10.00	10.34	0.00
ProFund Access VP High Yield	10.00	10.12	0.00
ProFund VP Asia 30	10.00	11.45	0.00
ProFund VP Banks	10.00	10.69	0.00
ProFund VP Basic Materials	10.00	9.91	0.00
ProFund VP Bear	10.00	9.43	0.00
ProFund VP Biotechnology	10.00	10.21	0.00
ProFund VP Bull	10.00	10.77	0.00
ProFund VP Consumer Goods	10.00	10.96	0.00
ProFund VP Consumer Services	10.00	10.79	0.00
ProFund VP Dow 30	10.00	11.29	0.00
ProFund VP Europe 30	10.00	10.40	0.00
ProFund VP Financials	10.00	10.98	0.00
ProFund VP Health Care	10.00	10.71	0.00
ProFund VP Industrials	10.00	10.03	0.00
ProFund VP Internet	10.00	10.00	0.00
ProFund VP Japan	10.00	10.33	0.00
ProFund VP Large-Cap Growth	10.00	10.63	0.00
ProFund VP Large-Cap Value	10.00	10.89	0.00
ProFund VP Mid-Cap Growth	10.00	9.70	0.00
ProFund VP Mid-Cap Value	10.00	10.06	0.00
ProFund VP Money Market	10.00	10.14	0.00
ProFund VP Oil & Gas	10.00	10.34	0.00
ProFund VP OTC	10.00	10.22	0.00
ProFund VP Pharmaceuticals	10.00	10.92	0.00
ProFund VP Precious Metals	10.00	8.65	0.00
ProFund VP Real Estate	10.00	11.96	0.00
ProFund VP Rising Rates Opportunity	10.00	9.26	0.00
ProFund VP Semiconductor	10.00	9.07	0.00
ProFund VP Short Dow 30	10.00	9.29	0.00
ProFund VP Short Mid-Cap	10.00	10.21	0.00
ProFund VP Short OTC	10.00	9.84	0.00
ProFund VP Short Small-Cap	10.00	9.79	0.00
ProFund VP Small-Cap	10.00	10.07	12843.50
ProFund VP Small-Cap Growth	10.00	9.76	0.00
ProFund VP Small-Cap Value	10.00	10.21	0.00
ProFund VP Technology	10.00	10.36	0.00
ProFund VP Telecommunications	10.00	11.84	0.00
ProFund VP U.S. Government Plus	10.00	10.96	0.00
ProFund VP UltraBull	10.00	11.30	0.00
ProFund VP UltraMid-Cap	10.00	9.46	13417.12
ProFund VP UltraOTC	10.00	10.12	0.00
ProFund VP UltraSmall-Cap	10.00	9.97	0.00
ProFund VP Utilities	10.00	11.80	0.00
Rydex VT Dynamic Dow Fund	10.00	11.63	0.00
Rydex VT Dynamic OTC Fund	10.00	10.11	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.31	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.55	0.00
Rydex VT U.S. Government Money Market Fund	10.02	10.22	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.94	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.89	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.74	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.07	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.90	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.88	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.38	0.00

Table 2 – 1.80% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
Base Contract with GMDB with 3% Roll Up
AIM V.I. Basic Value Series II	10.00	10.61	0.00
AIM V.I. Global Real Estate Series II	10.00	12.74	0.00
AIM V.I. International Growth Series II	10.00	11.01	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.39	0.00
Alger American Small Capitalization	13.73	16.19	0.00
American Century VP Income & Growth Fund	11.51	13.20	0.00
American Century VP International Fund	12.79	15.67	0.00
American Century VP Large Company Value Fund	10.37	12.20	0.00
American Century VP Mid Cap Value Fund	10.74	12.68	0.00
American Century VP Ultra Fund	10.00	9.49	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.90	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.14	0.00
DireXion Dynamic HY Bond Fund	10.00	10.21	0.00
DireXion Evolution Managed Bond Fund	10.00	10.14	0.00
DireXion Evolution All-Cap Equity	10.00	9.82	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.15	0.00
Dreyfus VIF International Value Portfolio	10.00	10.58	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.51	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.60	11.69	0.00
PIMCO VIT All Asset Portfolio	10.00	10.84	0.00
PIMCO VIT High Yield Portfolio	10.00	10.51	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.22	0.00
PIMCO VIT Real Return Portfolio	10.00	10.14	0.00
PIMCO VIT Total Return Portfolio	10.00	10.34	0.00
ProFund Access VP High Yield	10.00	10.12	0.00
ProFund VP Asia 30	10.00	11.44	0.00
ProFund VP Banks	10.00	10.69	0.00
ProFund VP Basic Materials	10.00	9.91	0.00
ProFund VP Bear	10.00	9.43	0.00
ProFund VP Biotechnology	10.00	10.21	0.00
ProFund VP Bull	10.00	10.77	0.00
ProFund VP Consumer Goods	10.00	10.96	0.00
ProFund VP Consumer Services	10.00	10.79	0.00
ProFund VP Dow 30	10.00	11.28	0.00
ProFund VP Europe 30	10.00	10.40	0.00
ProFund VP Financials	10.00	10.98	0.00
ProFund VP Health Care	10.00	10.70	0.00
ProFund VP Industrials	10.00	10.03	0.00
ProFund VP Internet	10.00	9.99	0.00
ProFund VP Japan	10.00	10.33	0.00
ProFund VP Large-Cap Growth	10.00	10.63	0.00
ProFund VP Large-Cap Value	10.00	10.89	0.00
ProFund VP Mid-Cap Growth	10.00	9.70	0.00
ProFund VP Mid-Cap Value	10.00	10.05	0.00
ProFund VP Money Market	10.00	10.14	0.00
ProFund VP Oil & Gas	10.00	10.34	0.00
ProFund VP OTC	10.00	10.22	0.00
ProFund VP Pharmaceuticals	10.00	10.92	0.00
ProFund VP Precious Metals	10.00	8.65	0.00
ProFund VP Real Estate	10.00	11.95	0.00
ProFund VP Rising Rates Opportunity	10.00	9.25	0.00
ProFund VP Semiconductor	10.00	9.07	0.00
ProFund VP Short Dow 30	10.00	9.29	0.00
ProFund VP Short Mid-Cap	10.00	10.20	0.00
ProFund VP Short OTC	10.00	9.84	0.00
ProFund VP Short Small-Cap	10.00	9.78	0.00
ProFund VP Small-Cap	10.00	10.07	0.00
ProFund VP Small-Cap Growth	10.00	9.76	0.00
ProFund VP Small-Cap Value	10.00	10.21	0.00
ProFund VP Technology	10.00	10.36	0.00
ProFund VP Telecommunications	10.00	11.84	0.00
ProFund VP U.S. Government Plus	10.00	10.96	0.00
ProFund VP UltraBull	10.00	11.30	0.00
ProFund VP UltraMid-Cap	10.00	9.46	0.00
ProFund VP UltraOTC	10.00	10.12	0.00
ProFund VP UltraSmall-Cap	10.00	9.97	0.00
ProFund VP Utilities	10.00	11.80	0.00
Rydex VT Dynamic Dow Fund	10.00	11.63	0.00
Rydex VT Dynamic OTC Fund	10.00	10.11	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.31	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.55	0.00
Rydex VT U.S. Government Money Market Fund	9.60	9.79	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.93	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.88	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.73	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.07	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.90	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.88	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.38	0.00

Table 3 – 1.85% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
Base Contract with GMDB Rider with Annual Step-Up
AIM V.I. Basic Value Series II	10.00	10.60	0.00
AIM V.I. Global Real Estate Series II	10.00	12.74	0.00
AIM V.I. International Growth Series II	10.00	11.01	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.39	0.00
Alger American Small Capitalization	10.67	12.58	0.00
American Century VP Income & Growth Fund	10.14	11.63	0.00
American Century VP International Fund	10.73	13.14	0.00
American Century VP Large Company Value Fund	10.23	12.03	0.00
American Century VP Mid Cap Value Fund	10.20	12.04	0.00
American Century VP Ultra Fund	10.25	9.72	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.90	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.14	0.00
DireXion Dynamic HY Bond Fund	10.00	10.21	0.00
DireXion Evolution Managed Bond Fund	10.00	10.14	0.00
DireXion Evolution All-Cap Equity	10.00	9.81	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.15	0.00
Dreyfus VIF International Value Portfolio	10.00	10.58	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.51	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.09	11.12	0.00
PIMCO VIT All Asset Portfolio	10.00	10.83	0.00
PIMCO VIT High Yield Portfolio	10.00	10.50	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.22	0.00
PIMCO VIT Real Return Portfolio	10.00	10.14	0.00
PIMCO VIT Total Return Portfolio	10.00	10.33	0.00
ProFund Access VP High Yield	10.00	10.12	0.00
ProFund VP Asia 30	10.00	11.44	0.00
ProFund VP Banks	10.00	10.68	0.00
ProFund VP Basic Materials	10.00	9.90	0.00
ProFund VP Bear	10.00	9.42	0.00
ProFund VP Biotechnology	10.00	10.21	0.00
ProFund VP Bull	10.00	10.77	0.00
ProFund VP Consumer Goods	10.00	10.95	0.00
ProFund VP Consumer Services	10.00	10.79	0.00
ProFund VP Dow 30	10.00	11.28	0.00
ProFund VP Europe 30	10.00	10.39	0.00
ProFund VP Financials	10.00	10.98	0.00
ProFund VP Health Care	10.00	10.70	0.00
ProFund VP Industrials	10.00	10.03	0.00
ProFund VP Internet	10.00	9.99	0.00
ProFund VP Japan	10.00	10.32	0.00
ProFund VP Large-Cap Growth	10.00	10.62	0.00
ProFund VP Large-Cap Value	10.00	10.89	0.00
ProFund VP Mid-Cap Growth	10.00	9.69	0.00
ProFund VP Mid-Cap Value	10.00	10.05	0.00
ProFund VP Money Market	10.00	10.14	0.00
ProFund VP Oil & Gas	10.00	10.33	0.00
ProFund VP OTC	10.00	10.21	0.00
ProFund VP Pharmaceuticals	10.00	10.91	0.00
ProFund VP Precious Metals	10.00	8.65	0.00
ProFund VP Real Estate	10.00	11.95	0.00
ProFund VP Rising Rates Opportunity	10.00	9.25	0.00
ProFund VP Semiconductor	10.00	9.07	0.00
ProFund VP Short Dow 30	10.00	9.29	0.00
ProFund VP Short Mid-Cap	10.00	10.20	0.00
ProFund VP Short OTC	10.00	9.84	0.00
ProFund VP Short Small-Cap	10.00	9.78	0.00
ProFund VP Small-Cap	10.00	10.06	0.00
ProFund VP Small-Cap Growth	10.00	9.75	0.00
ProFund VP Small-Cap Value	10.00	10.21	0.00
ProFund VP Technology	10.00	10.36	0.00
ProFund VP Telecommunications	10.00	11.83	0.00
ProFund VP U.S. Government Plus	10.00	10.95	0.00
ProFund VP UltraBull	10.00	11.29	0.00
ProFund VP UltraMid-Cap	10.00	9.46	0.00
ProFund VP UltraOTC	10.00	10.11	0.00
ProFund VP UltraSmall-Cap	10.00	9.96	0.00
ProFund VP Utilities	10.00	11.80	0.00
Rydex VT Dynamic Dow Fund	10.00	11.62	0.00
Rydex VT Dynamic OTC Fund	10.00	10.11	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.30	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.54	0.00
Rydex VT U.S. Government Money Market Fund	10.03	10.22	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.93	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.88	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.73	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.07	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.89	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.87	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.37	0.00

Table 4 – 1.90% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
Base Contract wit h 1.20% M&E and GMDB Rider with Step Up and 3% Roll Up Base Contract with 1.30% M&E and GMDB Rider with 3% Roll Up Base Contract with 1.45% M&E
AIM V.I. Basic Value Series II	10.00	10.60	0.00
AIM V.I. Global Real Estate Series II	10.00	12.74	0.00
AIM V.I. International Growth Series II	10.00	11.01	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.38	0.00
Alger American Small Capitalization	13.68	16.11	0.00
American Century VP Income & Growth Fund	11.46	13.14	0.00
American Century VP International Fund	12.74	15.59	0.00
American Century VP Large Company Value Fund	10.36	12.18	0.00
American Century VP Mid Cap Value Fund	10.73	12.65	0.00
American Century VP Ultra Fund	9.99	9.47	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.89	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.14	0.00
DireXion Dynamic HY Bond Fund	10.00	10.21	0.00
DireXion Evolution Managed Bond Fund	10.00	10.14	0.00
DireXion Evolution All-Cap Equity	10.00	9.81	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.14	0.00
Dreyfus VIF International Value Portfolio	10.00	10.58	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.51	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.59	11.66	0.00
PIMCO VIT All Asset Portfolio	10.00	10.83	0.00
PIMCO VIT High Yield Portfolio	10.00	10.50	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.21	0.00
PIMCO VIT Real Return Portfolio	10.00	10.13	0.00
PIMCO VIT Total Return Portfolio	10.00	10.33	0.00
ProFund Access VP High Yield	10.00	10.11	0.00
ProFund VP Asia 30	10.00	11.44	0.00
ProFund VP Banks	10.00	10.68	0.00
ProFund VP Basic Materials	10.00	9.90	0.00
ProFund VP Bear	10.00	9.42	0.00
ProFund VP Biotechnology	10.00	10.20	0.00
ProFund VP Bull	10.00	10.76	0.00
ProFund VP Consumer Goods	10.00	10.95	0.00
ProFund VP Consumer Services	10.00	10.78	0.00
ProFund VP Dow 30	10.00	11.28	0.00
ProFund VP Europe 30	10.00	10.39	0.00
ProFund VP Financials	10.00	10.97	0.00
ProFund VP Health Care	10.00	10.69	0.00
ProFund VP Industrials	10.00	10.02	0.00
ProFund VP Internet	10.00	9.99	0.00
ProFund VP Japan	10.00	10.32	0.00
ProFund VP Large-Cap Growth	10.00	10.62	0.00
ProFund VP Large-Cap Value	10.00	10.88	0.00
ProFund VP Mid-Cap Growth	10.00	9.69	0.00
ProFund VP Mid-Cap Value	10.00	10.05	0.00
ProFund VP Money Market	10.00	10.13	1041.76
ProFund VP Oil & Gas	10.00	10.33	331.52
ProFund VP OTC	10.00	10.21	0.00
ProFund VP Pharmaceuticals	10.00	10.91	222.66
ProFund VP Precious Metals	10.00	8.64	94.65
ProFund VP Real Estate	10.00	11.95	215.37
ProFund VP Rising Rates Opportunity	10.00	9.25	0.00
ProFund VP Semiconductor	10.00	9.06	90.31
ProFund VP Short Dow 30	10.00	9.28	0.00
ProFund VP Short Mid-Cap	10.00	10.20	0.00
ProFund VP Short OTC	10.00	9.84	0.00
ProFund VP Short Small-Cap	10.00	9.78	0.00
ProFund VP Small-Cap	10.00	10.06	2072.66
ProFund VP Small-Cap Growth	10.00	9.75	0.00
ProFund VP Small-Cap Value	10.00	10.20	0.00
ProFund VP Technology	10.00	10.35	0.00
ProFund VP Telecommunications	10.00	11.83	0.00
ProFund VP U.S. Government Plus	10.00	10.95	0.00
ProFund VP UltraBull	10.00	11.29	0.00
ProFund VP UltraMid-Cap	10.00	9.45	2173.49
ProFund VP UltraOTC	10.00	10.11	0.00
ProFund VP UltraSmall-Cap	10.00	9.96	0.00
ProFund VP Utilities	10.00	11.79	217.79
Rydex VT Dynamic Dow Fund	10.00	11.62	0.00
Rydex VT Dynamic OTC Fund	10.00	10.10	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.30	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.54	0.00
Rydex VT U.S. Government Money Market Fund	9.57	9.74	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.93	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.88	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.73	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.06	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.89	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.87	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.37	0.00

Table 5 – 1.95% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
Base Contract with 1.30% M&E and GMDB Rider with Annual Step Up Base Contract with 1.20% M&E and Estate Planning Rider
AIM V.I. Basic Value Series II	10.00	10.60	0.00
AIM V.I. Global Real Estate Series II	10.00	12.73	0.00
AIM V.I. International Growth Series II	10.00	11.00	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.38	0.00
Alger American Small Capitalization	18.00	21.19	0.00
American Century VP Income & Growth Fund	14.15	16.22	0.00
American Century VP International Fund	15.06	18.43	0.00
American Century VP Large Company Value Fund	10.36	12.16	0.00
American Century VP Mid Cap Value Fund	10.72	12.64	0.00
American Century VP Ultra Fund	9.98	9.46	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.89	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.13	0.00
DireXion Dynamic HY Bond Fund	10.00	10.20	0.00
DireXion Evolution Managed Bond Fund	10.00	10.13	0.00
DireXion Evolution All-Cap Equity	10.00	9.81	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.14	0.00
Dreyfus VIF International Value Portfolio	10.00	10.57	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.50	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.58	11.65	0.00
PIMCO VIT All Asset Portfolio	10.00	10.82	0.00
PIMCO VIT High Yield Portfolio	10.00	10.50	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.21	0.00
PIMCO VIT Real Return Portfolio	10.00	10.13	0.00
PIMCO VIT Total Return Portfolio	10.00	10.33	0.00
ProFund Access VP High Yield	10.00	10.11	0.00
ProFund VP Asia 30	10.00	11.43	0.00
ProFund VP Banks	10.00	10.68	0.00
ProFund VP Basic Materials	10.00	9.90	0.00
ProFund VP Bear	10.00	9.42	0.00
ProFund VP Biotechnology	10.00	10.20	0.00
ProFund VP Bull	10.00	10.76	0.00
ProFund VP Consumer Goods	10.00	10.94	0.00
ProFund VP Consumer Services	10.00	10.78	0.00
ProFund VP Dow 30	10.00	11.27	0.00
ProFund VP Europe 30	10.00	10.39	0.00
ProFund VP Financials	10.00	10.97	0.00
ProFund VP Health Care	10.00	10.69	0.00
ProFund VP Industrials	10.00	10.02	0.00
ProFund VP Internet	10.00	9.98	0.00
ProFund VP Japan	10.00	10.32	0.00
ProFund VP Large-Cap Growth	10.00	10.62	0.00
ProFund VP Large-Cap Value	10.00	10.88	0.00
ProFund VP Mid-Cap Growth	10.00	9.69	0.00
ProFund VP Mid-Cap Value	10.00	10.04	0.00
ProFund VP Money Market	10.00	10.13	0.00
ProFund VP Oil & Gas	10.00	10.33	0.00
ProFund VP OTC	10.00	10.21	0.00
ProFund VP Pharmaceuticals	10.00	10.90	0.00
ProFund VP Precious Metals	10.00	8.64	0.00
ProFund VP Real Estate	10.00	11.94	0.00
ProFund VP Rising Rates Opportunity	10.00	9.25	0.00
ProFund VP Semiconductor	10.00	9.06	0.00
ProFund VP Short Dow 30	10.00	9.28	0.00
ProFund VP Short Mid-Cap	10.00	10.19	0.00
ProFund VP Short OTC	10.00	9.83	0.00
ProFund VP Short Small-Cap	10.00	9.77	0.00
ProFund VP Small-Cap	10.00	10.06	0.00
ProFund VP Small-Cap Growth	10.00	9.75	0.00
ProFund VP Small-Cap Value	10.00	10.20	0.00
ProFund VP Technology	10.00	10.35	0.00
ProFund VP Telecommunications	10.00	11.83	0.00
ProFund VP U.S. Government Plus	10.00	10.95	0.00
ProFund VP UltraBull	10.00	11.28	0.00
ProFund VP UltraMid-Cap	10.00	9.45	0.00
ProFund VP UltraOTC	10.00	10.11	0.00
ProFund VP UltraSmall-Cap	10.00	9.96	0.00
ProFund VP Utilities	10.00	11.79	0.00
Rydex VT Dynamic Dow Fund	10.00	11.61	0.00
Rydex VT Dynamic OTC Fund	10.00	10.10	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.29	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.54	0.00
Rydex VT U.S. Government Money Market Fund	9.62	9.79	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.92	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.87	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.72	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.06	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.89	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.87	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.37	0.00

Table 6 – 2.00% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
Base Contract with GMDB Rider with Step Up and 3% Roll Up
AIM V.I. Basic Value Series II	10.00	10.59	0.00
AIM V.I. Global Real Estate Series II	10.00	12.73	0.00
AIM V.I. International Growth Series II	10.00	11.00	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.38	0.00
Alger American Small Capitalization	11.58	13.62	0.00
American Century VP Income & Growth Fund	10.17	11.64	0.00
American Century VP International Fund	10.93	13.37	0.00
American Century VP Large Company Value Fund	10.27	12.06	0.00
American Century VP Mid Cap Value Fund	10.72	12.64	0.00
American Century VP Ultra Fund	10.24	9.70	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.89	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.13	0.00
DireXion Dynamic HY Bond Fund	10.00	10.20	0.00
DireXion Evolution Managed Bond Fund	10.00	10.13	0.00
DireXion Evolution All-Cap Equity	10.00	9.80	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.14	0.00
Dreyfus VIF International Value Portfolio	10.00	10.57	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.50	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.50	11.56	0.00
PIMCO VIT All Asset Portfolio	10.00	10.82	0.00
PIMCO VIT High Yield Portfolio	10.00	10.49	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.21	0.00
PIMCO VIT Real Return Portfolio	10.00	10.13	0.00
PIMCO VIT Total Return Portfolio	10.00	10.32	0.00
ProFund Access VP High Yield	10.00	10.11	0.00
ProFund VP Asia 30	10.00	11.43	0.00
ProFund VP Banks	10.00	10.67	0.00
ProFund VP Basic Materials	10.00	9.89	0.00
ProFund VP Bear	10.00	9.42	0.00
ProFund VP Biotechnology	10.00	10.20	0.00
ProFund VP Bull	10.00	10.76	0.00
ProFund VP Consumer Goods	10.00	10.94	0.00
ProFund VP Consumer Services	10.00	10.78	0.00
ProFund VP Dow 30	10.00	11.27	0.00
ProFund VP Europe 30	10.00	10.38	0.00
ProFund VP Financials	10.00	10.97	0.00
ProFund VP Health Care	10.00	10.69	0.00
ProFund VP Industrials	10.00	10.02	0.00
ProFund VP Internet	10.00	9.98	0.00
ProFund VP Japan	10.00	10.31	0.00
ProFund VP Large-Cap Growth	10.00	10.61	0.00
ProFund VP Large-Cap Value	10.00	10.88	0.00
ProFund VP Mid-Cap Growth	10.00	9.68	0.00
ProFund VP Mid-Cap Value	10.00	10.04	0.00
ProFund VP Money Market	10.00	10.13	0.00
ProFund VP Oil & Gas	10.00	10.32	0.00
ProFund VP OTC	10.00	10.20	0.00
ProFund VP Pharmaceuticals	10.00	10.90	0.00
ProFund VP Precious Metals	10.00	8.64	0.00
ProFund VP Real Estate	10.00	11.94	0.00
ProFund VP Rising Rates Opportunity	10.00	9.24	0.00
ProFund VP Semiconductor	10.00	9.06	0.00
ProFund VP Short Dow 30	10.00	9.28	0.00
ProFund VP Short Mid-Cap	10.00	10.19	0.00
ProFund VP Short OTC	10.00	9.83	0.00
ProFund VP Short Small-Cap	10.00	9.77	0.00
ProFund VP Small-Cap	10.00	10.05	0.00
ProFund VP Small-Cap Growth	10.00	9.74	0.00
ProFund VP Small-Cap Value	10.00	10.20	0.00
ProFund VP Technology	10.00	10.35	0.00
ProFund VP Telecommunications	10.00	11.82	0.00
ProFund VP U.S. Government Plus	10.00	10.94	0.00
ProFund VP UltraBull	10.00	11.28	0.00
ProFund VP UltraMid-Cap	10.00	9.45	0.00
ProFund VP UltraOTC	10.00	10.10	0.00
ProFund VP UltraSmall-Cap	10.00	9.95	0.00
ProFund VP Utilities	10.00	11.79	0.00
Rydex VT Dynamic Dow Fund	10.00	11.61	0.00
Rydex VT Dynamic OTC Fund	10.00	10.10	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.29	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.53	0.00
Rydex VT U.S. Government Money Market Fund	10.01	10.19	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.92	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.87	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.72	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.06	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.88	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.86	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.36	0.00

Table 7 – 2.05% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
Base Contract with 1.20% M&E and GMDB Rider with 6% Roll Up Base Contract with 1.30% M&E and Estate Planning Rider Base Contract with 1.45% M&E and GMDB Rider with 3% Roll Up
AIM V.I. Basic Value Series II	10.00	10.59	0.00
AIM V.I. Global Real Estate Series II	10.00	12.72	0.00
AIM V.I. International Growth Series II	10.00	10.99	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.37	0.00
Alger American Small Capitalization	13.60	15.99	0.00
American Century VP Income & Growth Fund	11.40	13.04	0.00
American Century VP International Fund	12.66	15.47	0.00
American Century VP Large Company Value Fund	10.34	12.14	0.00
American Century VP Mid Cap Value Fund	10.71	12.61	0.00
American Century VP Ultra Fund	9.97	9.44	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.89	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.12	0.00
DireXion Dynamic HY Bond Fund	10.00	10.20	0.00
DireXion Evolution Managed Bond Fund	10.00	10.13	0.00
DireXion Evolution All-Cap Equity	10.00	9.80	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.13	0.00
Dreyfus VIF International Value Portfolio	10.00	10.56	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.50	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.57	11.63	0.00
PIMCO VIT All Asset Portfolio	10.00	10.82	0.00
PIMCO VIT High Yield Portfolio	10.00	10.49	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.20	0.00
PIMCO VIT Real Return Portfolio	10.00	10.12	0.00
PIMCO VIT Total Return Portfolio	10.00	10.32	0.00
ProFund Access VP High Yield	10.00	10.10	0.00
ProFund VP Asia 30	10.00	11.43	0.00
ProFund VP Banks	10.00	10.67	0.00
ProFund VP Basic Materials	10.00	9.89	0.00
ProFund VP Bear	10.00	9.41	0.00
ProFund VP Biotechnology	10.00	10.19	0.00
ProFund VP Bull	10.00	10.75	0.00
ProFund VP Consumer Goods	10.00	10.94	0.00
ProFund VP Consumer Services	10.00	10.77	0.00
ProFund VP Dow 30	10.00	11.27	0.00
ProFund VP Europe 30	10.00	10.38	0.00
ProFund VP Financials	10.00	10.96	0.00
ProFund VP Health Care	10.00	10.68	0.00
ProFund VP Industrials	10.00	10.01	0.00
ProFund VP Internet	10.00	9.98	0.00
ProFund VP Japan	10.00	10.31	0.00
ProFund VP Large-Cap Growth	10.00	10.61	0.00
ProFund VP Large-Cap Value	10.00	10.87	0.00
ProFund VP Mid-Cap Growth	10.00	9.68	0.00
ProFund VP Mid-Cap Value	10.00	10.04	0.00
ProFund VP Money Market	10.00	10.12	0.00
ProFund VP Oil & Gas	10.00	10.32	0.00
ProFund VP OTC	10.00	10.20	0.00
ProFund VP Pharmaceuticals	10.00	10.90	0.00
ProFund VP Precious Metals	10.00	8.63	0.00
ProFund VP Real Estate	10.00	11.94	0.00
ProFund VP Rising Rates Opportunity	10.00	9.24	0.00
ProFund VP Semiconductor	10.00	9.06	0.00
ProFund VP Short Dow 30	10.00	9.27	0.00
ProFund VP Short Mid-Cap	10.00	10.19	0.00
ProFund VP Short OTC	10.00	9.83	0.00
ProFund VP Short Small-Cap	10.00	9.77	0.00
ProFund VP Small-Cap	10.00	10.05	0.00
ProFund VP Small-Cap Growth	10.00	9.74	0.00
ProFund VP Small-Cap Value	10.00	10.19	0.00
ProFund VP Technology	10.00	10.34	0.00
ProFund VP Telecommunications	10.00	11.82	0.00
ProFund VP U.S. Government Plus	10.00	10.94	0.00
ProFund VP UltraBull	10.00	11.28	0.00
ProFund VP UltraMid-Cap	10.00	9.44	0.00
ProFund VP UltraOTC	10.00	10.10	0.00
ProFund VP UltraSmall-Cap	10.00	9.95	0.00
ProFund VP Utilities	10.00	11.78	0.00
Rydex VT Dynamic Dow Fund	10.00	11.61	0.00
Rydex VT Dynamic OTC Fund	10.00	10.09	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.29	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.53	0.00
Rydex VT U.S. Government Money Market Fund	9.51	9.68	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.92	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.86	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.72	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.05	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.88	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.86	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.36	0.00

Table 8 – 2.10% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
Base Contract with GMDB Rider with Annual Step Up
AIM V.I. Basic Value Series II	10.00	10.59	0.00
AIM V.I. Global Real Estate Series II	10.00	12.72	0.00
AIM V.I. International Growth Series II	10.00	10.99	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.37	0.00
Alger American Small Capitalization	11.90	13.98	0.00
American Century VP Income & Growth Fund	10.55	12.06	0.00
American Century VP International Fund	11.46	14.00	0.00
American Century VP Large Company Value Fund	10.34	12.13	0.00
American Century VP Mid Cap Value Fund	10.70	12.60	0.00
American Century VP Ultra Fund	9.97	9.43	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.88	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.12	0.00
DireXion Dynamic HY Bond Fund	10.00	10.19	0.00
DireXion Evolution Managed Bond Fund	10.00	10.12	0.00
DireXion Evolution All-Cap Equity	10.00	9.80	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.13	0.00
Dreyfus VIF International Value Portfolio	10.00	10.56	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.49	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.56	11.62	0.00
PIMCO VIT All Asset Portfolio	10.00	10.81	0.00
PIMCO VIT High Yield Portfolio	10.00	10.49	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.20	0.00
PIMCO VIT Real Return Portfolio	10.00	10.12	0.00
PIMCO VIT Total Return Portfolio	10.00	10.32	0.00
ProFund Access VP High Yield	10.00	10.10	0.00
ProFund VP Asia 30	10.00	11.42	0.00
ProFund VP Banks	10.00	10.67	0.00
ProFund VP Basic Materials	10.00	9.89	0.00
ProFund VP Bear	10.00	9.41	0.00
ProFund VP Biotechnology	10.00	10.19	0.00
ProFund VP Bull	10.00	10.75	0.00
ProFund VP Consumer Goods	10.00	10.93	0.00
ProFund VP Consumer Services	10.00	10.77	0.00
ProFund VP Dow 30	10.00	11.26	0.00
ProFund VP Europe 30	10.00	10.37	0.00
ProFund VP Financials	10.00	10.96	0.00
ProFund VP Health Care	10.00	10.68	0.00
ProFund VP Industrials	10.00	10.01	0.00
ProFund VP Internet	10.00	9.97	0.00
ProFund VP Japan	10.00	10.31	0.00
ProFund VP Large-Cap Growth	10.00	10.61	0.00
ProFund VP Large-Cap Value	10.00	10.87	0.00
ProFund VP Mid-Cap Growth	10.00	9.68	0.00
ProFund VP Mid-Cap Value	10.00	10.03	0.00
ProFund VP Money Market	10.00	10.12	0.00
ProFund VP Oil & Gas	10.00	10.32	0.00
ProFund VP OTC	10.00	10.20	0.00
ProFund VP Pharmaceuticals	10.00	10.89	0.00
ProFund VP Precious Metals	10.00	8.63	0.00
ProFund VP Real Estate	10.00	11.93	0.00
ProFund VP Rising Rates Opportunity	10.00	9.24	0.00
ProFund VP Semiconductor	10.00	9.05	0.00
ProFund VP Short Dow 30	10.00	9.27	0.00
ProFund VP Short Mid-Cap	10.00	10.18	0.00
ProFund VP Short OTC	10.00	9.82	0.00
ProFund VP Short Small-Cap	10.00	9.76	0.00
ProFund VP Small-Cap	10.00	10.05	1014.44
ProFund VP Small-Cap Growth	10.00	9.74	0.00
ProFund VP Small-Cap Value	10.00	10.19	0.00
ProFund VP Technology	10.00	10.34	0.00
ProFund VP Telecommunications	10.00	11.81	0.00
ProFund VP U.S. Government Plus	10.00	10.93	0.00
ProFund VP UltraBull	10.00	11.27	0.00
ProFund VP UltraMid-Cap	10.00	9.44	1059.85
ProFund VP UltraOTC	10.00	10.10	0.00
ProFund VP UltraSmall-Cap	10.00	9.95	0.00
ProFund VP Utilities	10.00	11.78	0.00
Rydex VT Dynamic Dow Fund	10.00	11.60	0.00
Rydex VT Dynamic OTC Fund	10.00	10.09	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.28	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.53	0.00
Rydex VT U.S. Government Money Market Fund	9.98	10.14	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.91	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.86	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.71	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.05	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.88	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.86	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.35	0.00

Table 9 – 2.15% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
Base Contract with 1.20% M&E and 3% Extra Credit Rider Base Contract with 1.20% M&E and GMDB Rider with Step Up and 6% Roll-Up Base Contract with 1.30% M&E and GMDB Rider with 6% Roll-Up
AIM V.I. Basic Value Series II	10.00	10.58	0.00
AIM V.I. Global Real Estate Series II	10.00	12.71	0.00
AIM V.I. International Growth Series II	10.00	10.99	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.37	0.00
Alger American Small Capitalization	13.55	15.91	0.00
American Century VP Income & Growth Fund	11.35	12.98	0.00
American Century VP International Fund	12.61	15.40	0.00
American Century VP Large Company Value Fund	10.33	12.12	0.00
American Century VP Mid Cap Value Fund	10.70	12.59	0.00
American Century VP Ultra Fund	9.96	9.42	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.88	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.12	0.00
DireXion Dynamic HY Bond Fund	10.00	10.19	0.00
DireXion Evolution Managed Bond Fund	10.00	10.12	0.00
DireXion Evolution All-Cap Equity	10.00	9.79	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.13	0.00
Dreyfus VIF International Value Portfolio	10.00	10.56	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.49	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.56	11.60	0.00
PIMCO VIT All Asset Portfolio	10.00	10.81	0.00
PIMCO VIT High Yield Portfolio	10.00	10.48	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.19	0.00
PIMCO VIT Real Return Portfolio	10.00	10.12	0.00
PIMCO VIT Total Return Portfolio	10.00	10.31	0.00
ProFund Access VP High Yield	10.00	10.10	0.00
ProFund VP Asia 30	10.00	11.42	0.00
ProFund VP Banks	10.00	10.66	0.00
ProFund VP Basic Materials	10.00	9.88	0.00
ProFund VP Bear	10.00	9.41	0.00
ProFund VP Biotechnology	10.00	10.19	0.00
ProFund VP Bull	10.00	10.74	0.00
ProFund VP Consumer Goods	10.00	10.93	0.00
ProFund VP Consumer Services	10.00	10.77	0.00
ProFund VP Dow 30	10.00	11.26	0.00
ProFund VP Europe 30	10.00	10.37	0.00
ProFund VP Financials	10.00	10.96	0.00
ProFund VP Health Care	10.00	10.68	0.00
ProFund VP Industrials	10.00	10.01	0.00
ProFund VP Internet	10.00	9.97	0.00
ProFund VP Japan	10.00	10.30	0.00
ProFund VP Large-Cap Growth	10.00	10.60	0.00
ProFund VP Large-Cap Value	10.00	10.86	0.00
ProFund VP Mid-Cap Growth	10.00	9.67	0.00
ProFund VP Mid-Cap Value	10.00	10.03	0.00
ProFund VP Money Market	10.00	10.12	0.00
ProFund VP Oil & Gas	10.00	10.31	0.00
ProFund VP OTC	10.00	10.19	0.00
ProFund VP Pharmaceuticals	10.00	10.89	0.00
ProFund VP Precious Metals	10.00	8.63	0.00
ProFund VP Real Estate	10.00	11.93	0.00
ProFund VP Rising Rates Opportunity	10.00	9.23	0.00
ProFund VP Semiconductor	10.00	9.05	0.00
ProFund VP Short Dow 30	10.00	9.27	0.00
ProFund VP Short Mid-Cap	10.00	10.18	0.00
ProFund VP Short OTC	10.00	9.82	0.00
ProFund VP Short Small-Cap	10.00	9.76	0.00
ProFund VP Small-Cap	10.00	10.04	14916.65
ProFund VP Small-Cap Growth	10.00	9.73	0.00
ProFund VP Small-Cap Value	10.00	10.19	0.00
ProFund VP Technology	10.00	10.34	0.00
ProFund VP Telecommunications	10.00	11.81	0.00
ProFund VP U.S. Government Plus	10.00	10.93	0.00
ProFund VP UltraBull	10.00	11.27	0.00
ProFund VP UltraMid-Cap	10.00	9.44	15768.98
ProFund VP UltraOTC	10.00	10.09	0.00
ProFund VP UltraSmall-Cap	10.00	9.94	0.00
ProFund VP Utilities	10.00	11.77	0.00
Rydex VT Dynamic Dow Fund	10.00	11.60	0.00
Rydex VT Dynamic OTC Fund	10.00	10.09	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.28	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.53	0.00
Rydex VT U.S. Government Money Market Fund	9.48	9.63	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.91	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.86	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.71	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.04	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.87	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.85	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.35	0.00

Table 10 – 2.20% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
Base Contract with 1.45% M&E and Estate Planning Rider
AIM V.I. Basic Value Series II	10.00	10.58	0.00
AIM V.I. Global Real Estate Series II	10.00	12.71	0.00
AIM V.I. International Growth Series II	10.00	10.98	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.36	0.00
Alger American Small Capitalization	17.86	20.97	0.00
American Century VP Income & Growth Fund	14.04	16.05	0.00
American Century VP International Fund	14.94	18.24	0.00
American Century VP Large Company Value Fund	10.33	12.10	0.00
American Century VP Mid Cap Value Fund	10.69	12.58	0.00
American Century VP Ultra Fund	9.96	9.41	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.88	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.11	0.00
DireXion Dynamic HY Bond Fund	10.00	10.19	0.00
DireXion Evolution Managed Bond Fund	10.00	10.12	0.00
DireXion Evolution All-Cap Equity	10.00	9.79	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.12	0.00
Dreyfus VIF International Value Portfolio	10.00	10.55	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.49	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.55	11.59	0.00
PIMCO VIT All Asset Portfolio	10.00	10.81	0.00
PIMCO VIT High Yield Portfolio	10.00	10.48	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.19	0.00
PIMCO VIT Real Return Portfolio	10.00	10.11	0.00
PIMCO VIT Total Return Portfolio	10.00	10.31	0.00
ProFund Access VP High Yield	10.00	10.09	0.00
ProFund VP Asia 30	10.00	11.41	0.00
ProFund VP Banks	10.00	10.66	0.00
ProFund VP Basic Materials	10.00	9.88	0.00
ProFund VP Bear	10.00	9.40	0.00
ProFund VP Biotechnology	10.00	10.18	0.00
ProFund VP Bull	10.00	10.74	0.00
ProFund VP Consumer Goods	10.00	10.93	0.00
ProFund VP Consumer Services	10.00	10.76	0.00
ProFund VP Dow 30	10.00	11.25	0.00
ProFund VP Europe 30	10.00	10.37	0.00
ProFund VP Financials	10.00	10.95	0.00
ProFund VP Health Care	10.00	10.67	0.00
ProFund VP Industrials	10.00	10.00	0.00
ProFund VP Internet	10.00	9.97	0.00
ProFund VP Japan	10.00	10.30	0.00
ProFund VP Large-Cap Growth	10.00	10.60	0.00
ProFund VP Large-Cap Value	10.00	10.86	0.00
ProFund VP Mid-Cap Growth	10.00	9.67	0.00
ProFund VP Mid-Cap Value	10.00	10.03	0.00
ProFund VP Money Market	10.00	10.11	0.00
ProFund VP Oil & Gas	10.00	10.31	0.00
ProFund VP OTC	10.00	10.19	0.00
ProFund VP Pharmaceuticals	10.00	10.89	0.00
ProFund VP Precious Metals	10.00	8.63	0.00
ProFund VP Real Estate	10.00	11.92	0.00
ProFund VP Rising Rates Opportunity	10.00	9.23	0.00
ProFund VP Semiconductor	10.00	9.05	0.00
ProFund VP Short Dow 30	10.00	9.26	0.00
ProFund VP Short Mid-Cap	10.00	10.18	0.00
ProFund VP Short OTC	10.00	9.82	0.00
ProFund VP Short Small-Cap	10.00	9.76	0.00
ProFund VP Small-Cap	10.00	10.04	0.00
ProFund VP Small-Cap Growth	10.00	9.73	0.00
ProFund VP Small-Cap Value	10.00	10.18	0.00
ProFund VP Technology	10.00	10.33	0.00
ProFund VP Telecommunications	10.00	11.81	0.00
ProFund VP U.S. Government Plus	10.00	10.93	0.00
ProFund VP UltraBull	10.00	11.27	0.00
ProFund VP UltraMid-Cap	10.00	9.44	0.00
ProFund VP UltraOTC	10.00	10.09	0.00
ProFund VP UltraSmall-Cap	10.00	9.94	0.00
ProFund VP Utilities	10.00	11.77	0.00
Rydex VT Dynamic Dow Fund	10.00	11.60	0.00
Rydex VT Dynamic OTC Fund	10.00	10.08	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.28	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.52	0.00
Rydex VT U.S. Government Money Market Fund	9.54	9.69	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.91	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.85	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.71	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.04	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.87	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.85	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.35	0.00

Table 11 – 2.25% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
Base Contract with 1.30% M&E and GMDB Rider with Annual Step Up and 6% Roll-Up Base Contract with 1.30% M&E and 3% Extra Credit Rider
AIM V.I. Basic Value Series II	10.00	10.57	0.00
AIM V.I. Global Real Estate Series II	10.00	12.71	0.00
AIM V.I. International Growth Series II	10.00	10.98	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.36	0.00
Alger American Small Capitalization	13.49	15.84	0.00
American Century VP Income & Growth Fund	11.31	12.91	0.00
American Century VP International Fund	12.56	15.32	0.00
American Century VP Large Company Value Fund	10.32	12.09	0.00
American Century VP Mid Cap Value Fund	10.69	12.56	0.00
American Century VP Ultra Fund	9.95	9.40	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.87	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.11	0.00
DireXion Dynamic HY Bond Fund	10.00	10.18	0.00
DireXion Evolution Managed Bond Fund	10.00	10.11	0.00
DireXion Evolution All-Cap Equity	10.00	9.79	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.12	0.00
Dreyfus VIF International Value Portfolio	10.00	10.55	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.48	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.55	11.58	0.00
PIMCO VIT All Asset Portfolio	10.00	10.80	0.00
PIMCO VIT High Yield Portfolio	10.00	10.47	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.19	0.00
PIMCO VIT Real Return Portfolio	10.00	10.11	0.00
PIMCO VIT Total Return Portfolio	10.00	10.31	0.00
ProFund Access VP High Yield	10.00	10.09	0.00
ProFund VP Asia 30	10.00	11.41	0.00
ProFund VP Banks	10.00	10.65	0.00
ProFund VP Basic Materials	10.00	9.88	0.00
ProFund VP Bear	10.00	9.40	0.00
ProFund VP Biotechnology	10.00	10.18	0.00
ProFund VP Bull	10.00	10.74	0.00
ProFund VP Consumer Goods	10.00	10.92	0.00
ProFund VP Consumer Services	10.00	10.76	0.00
ProFund VP Dow 30	10.00	11.25	0.00
ProFund VP Europe 30	10.00	10.36	0.00
ProFund VP Financials	10.00	10.95	0.00
ProFund VP Health Care	10.00	10.67	0.00
ProFund VP Industrials	10.00	10.00	0.00
ProFund VP Internet	10.00	9.97	0.00
ProFund VP Japan	10.00	10.30	0.00
ProFund VP Large-Cap Growth	10.00	10.59	0.00
ProFund VP Large-Cap Value	10.00	10.86	0.00
ProFund VP Mid-Cap Growth	10.00	9.67	0.00
ProFund VP Mid-Cap Value	10.00	10.02	0.00
ProFund VP Money Market	10.00	10.11	0.00
ProFund VP Oil & Gas	10.00	10.31	0.00
ProFund VP OTC	10.00	10.19	0.00
ProFund VP Pharmaceuticals	10.00	10.88	0.00
ProFund VP Precious Metals	10.00	8.62	0.00
ProFund VP Real Estate	10.00	11.92	0.00
ProFund VP Rising Rates Opportunity	10.00	9.23	0.00
ProFund VP Semiconductor	10.00	9.04	0.00
ProFund VP Short Dow 30	10.00	9.26	0.00
ProFund VP Short Mid-Cap	10.00	10.17	0.00
ProFund VP Short OTC	10.00	9.81	0.00
ProFund VP Short Small-Cap	10.00	9.75	0.00
ProFund VP Small-Cap	10.00	10.04	0.00
ProFund VP Small-Cap Growth	10.00	9.73	0.00
ProFund VP Small-Cap Value	10.00	10.18	0.00
ProFund VP Technology	10.00	10.33	0.00
ProFund VP Telecommunications	10.00	11.80	0.00
ProFund VP U.S. Government Plus	10.00	10.92	0.00
ProFund VP UltraBull	10.00	11.26	0.00
ProFund VP UltraMid-Cap	10.00	9.43	0.00
ProFund VP UltraOTC	10.00	10.09	0.00
ProFund VP UltraSmall-Cap	10.00	9.94	0.00
ProFund VP Utilities	10.00	11.77	0.00
Rydex VT Dynamic Dow Fund	10.00	11.59	0.00
Rydex VT Dynamic OTC Fund	10.00	10.08	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.27	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.52	0.00
Rydex VT U.S. Government Money Market Fund	9.44	9.59	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.90	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.85	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.70	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.04	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.87	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.85	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.34	0.00

Table 12 – 2.30% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up Base Contract with 1.20% M&E and 4% Extra Credit Rider Base Contract with 1.45% M&E and GMDB Rider with 6% Roll-Up
AIM V.I. Basic Value Series II	10.00	10.57	0.00
AIM V.I. Global Real Estate Series II	10.00	12.70	0.00
AIM V.I. International Growth Series II	10.00	10.98	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.36	0.00
Alger American Small Capitalization	13.47	15.80	0.00
American Century VP Income & Growth Fund	11.28	12.88	0.00
American Century VP International Fund	12.54	15.29	0.00
American Century VP Large Company Value Fund	10.32	12.08	0.00
American Century VP Mid Cap Value Fund	10.68	12.55	0.00
American Century VP Ultra Fund	9.95	9.39	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.87	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.11	0.00
DireXion Dynamic HY Bond Fund	10.00	10.18	0.00
DireXion Evolution Managed Bond Fund	10.00	10.11	0.00
DireXion Evolution All-Cap Equity	10.00	9.78	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.11	0.00
Dreyfus VIF International Value Portfolio	10.00	10.55	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.48	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.54	11.57	0.00
PIMCO VIT All Asset Portfolio	10.00	10.80	0.00
PIMCO VIT High Yield Portfolio	10.00	10.47	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.18	0.00
PIMCO VIT Real Return Portfolio	10.00	10.11	0.00
PIMCO VIT Total Return Portfolio	10.00	10.30	0.00
ProFund Access VP High Yield	10.00	10.09	0.00
ProFund VP Asia 30	10.00	11.41	0.00
ProFund VP Banks	10.00	10.65	0.00
ProFund VP Basic Materials	10.00	9.87	0.00
ProFund VP Bear	10.00	9.40	0.00
ProFund VP Biotechnology	10.00	10.18	0.00
ProFund VP Bull	10.00	10.73	0.00
ProFund VP Consumer Goods	10.00	10.92	0.00
ProFund VP Consumer Services	10.00	10.76	0.00
ProFund VP Dow 30	10.00	11.25	0.00
ProFund VP Europe 30	10.00	10.36	0.00
ProFund VP Financials	10.00	10.94	0.00
ProFund VP Health Care	10.00	10.67	0.00
ProFund VP Industrials	10.00	10.00	0.00
ProFund VP Internet	10.00	9.96	0.00
ProFund VP Japan	10.00	10.29	0.00
ProFund VP Large-Cap Growth	10.00	10.59	0.00
ProFund VP Large-Cap Value	10.00	10.85	0.00
ProFund VP Mid-Cap Growth	10.00	9.66	0.00
ProFund VP Mid-Cap Value	10.00	10.02	0.00
ProFund VP Money Market	10.00	10.11	0.00
ProFund VP Oil & Gas	10.00	10.30	0.00
ProFund VP OTC	10.00	10.18	0.00
ProFund VP Pharmaceuticals	10.00	10.88	0.00
ProFund VP Precious Metals	10.00	8.62	0.00
ProFund VP Real Estate	10.00	11.92	0.00
ProFund VP Rising Rates Opportunity	10.00	9.22	0.00
ProFund VP Semiconductor	10.00	9.04	0.00
ProFund VP Short Dow 30	10.00	9.26	0.00
ProFund VP Short Mid-Cap	10.00	10.17	0.00
ProFund VP Short OTC	10.00	9.81	0.00
ProFund VP Short Small-Cap	10.00	9.75	0.00
ProFund VP Small-Cap	10.00	10.03	0.00
ProFund VP Small-Cap Growth	10.00	9.72	0.00
ProFund VP Small-Cap Value	10.00	10.18	0.00
ProFund VP Technology	10.00	10.32	0.00
ProFund VP Telecommunications	10.00	11.80	0.00
ProFund VP U.S. Government Plus	10.00	10.92	0.00
ProFund VP UltraBull	10.00	11.26	0.00
ProFund VP UltraMid-Cap	10.00	9.43	0.00
ProFund VP UltraOTC	10.00	10.08	0.00
ProFund VP UltraSmall-Cap	10.00	9.93	0.00
ProFund VP Utilities	10.00	11.76	0.00
Rydex VT Dynamic Dow Fund	10.00	11.59	0.00
Rydex VT Dynamic OTC Fund	10.00	10.08	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.27	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.52	0.00
Rydex VT U.S. Government Money Market Fund	9.43	9.56	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.90	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.85	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.70	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.03	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.86	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.84	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.34	0.00

Table 13 – 2.35% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up
AIM V.I. Basic Value Series II	10.00	10.57	0.00
AIM V.I. Global Real Estate Series II	10.00	12.70	0.00
AIM V.I. International Growth Series II	10.00	10.97	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.35	0.00
Alger American Small Capitalization	10.65	12.49	0.00
American Century VP Income & Growth Fund	10.12	11.55	0.00
American Century VP International Fund	10.71	13.05	0.00
American Century VP Large Company Value Fund	10.21	11.95	0.00
American Century VP Mid Cap Value Fund	10.18	11.96	0.00
American Century VP Ultra Fund	10.23	9.66	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.87	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.10	0.00
DireXion Dynamic HY Bond Fund	10.00	10.18	0.00
DireXion Evolution Managed Bond Fund	10.00	10.11	0.00
DireXion Evolution All-Cap Equity	10.00	9.78	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.11	0.00
Dreyfus VIF International Value Portfolio	10.00	10.54	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.48	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.07	11.05	0.00
PIMCO VIT All Asset Portfolio	10.00	10.80	0.00
PIMCO VIT High Yield Portfolio	10.00	10.47	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.18	0.00
PIMCO VIT Real Return Portfolio	10.00	10.10	0.00
PIMCO VIT Total Return Portfolio	10.00	10.30	0.00
ProFund Access VP High Yield	10.00	10.08	0.00
ProFund VP Asia 30	10.00	11.40	0.00
ProFund VP Banks	10.00	10.65	0.00
ProFund VP Basic Materials	10.00	9.87	0.00
ProFund VP Bear	10.00	9.39	0.00
ProFund VP Biotechnology	10.00	10.17	0.00
ProFund VP Bull	10.00	10.73	0.00
ProFund VP Consumer Goods	10.00	10.92	0.00
ProFund VP Consumer Services	10.00	10.75	0.00
ProFund VP Dow 30	10.00	11.24	0.00
ProFund VP Europe 30	10.00	10.36	0.00
ProFund VP Financials	10.00	10.94	0.00
ProFund VP Health Care	10.00	10.66	0.00
ProFund VP Industrials	10.00	9.99	0.00
ProFund VP Internet	10.00	9.96	0.00
ProFund VP Japan	10.00	10.29	0.00
ProFund VP Large-Cap Growth	10.00	10.59	0.00
ProFund VP Large-Cap Value	10.00	10.85	0.00
ProFund VP Mid-Cap Growth	10.00	9.66	0.00
ProFund VP Mid-Cap Value	10.00	10.02	0.00
ProFund VP Money Market	10.00	10.10	0.00
ProFund VP Oil & Gas	10.00	10.30	0.00
ProFund VP OTC	10.00	10.18	0.00
ProFund VP Pharmaceuticals	10.00	10.88	0.00
ProFund VP Precious Metals	10.00	8.62	0.00
ProFund VP Real Estate	10.00	11.91	0.00
ProFund VP Rising Rates Opportunity	10.00	9.22	0.00
ProFund VP Semiconductor	10.00	9.04	0.00
ProFund VP Short Dow 30	10.00	9.25	0.00
ProFund VP Short Mid-Cap	10.00	10.17	0.00
ProFund VP Short OTC	10.00	9.81	0.00
ProFund VP Short Small-Cap	10.00	9.75	0.00
ProFund VP Small-Cap	10.00	10.03	1855.63
ProFund VP Small-Cap Growth	10.00	9.72	0.00
ProFund VP Small-Cap Value	10.00	10.17	0.00
ProFund VP Technology	10.00	10.32	0.00
ProFund VP Telecommunications	10.00	11.79	0.00
ProFund VP U.S. Government Plus	10.00	10.92	0.00
ProFund VP UltraBull	10.00	11.25	0.00
ProFund VP UltraMid-Cap	10.00	9.43	1938.69
ProFund VP UltraOTC	10.00	10.08	0.00
ProFund VP UltraSmall-Cap	10.00	9.93	0.00
ProFund VP Utilities	10.00	11.76	0.00
Rydex VT Dynamic Dow Fund	10.00	11.58	0.00
Rydex VT Dynamic OTC Fund	10.00	10.07	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.26	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.51	0.00
Rydex VT U.S. Government Money Market Fund	10.01	10.15	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.90	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.84	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.70	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.03	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.86	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.84	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.33	0.00

Table 14 – 2.40% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.45% M&E and GMDB Rider with Annual Step-Up with 6% Roll-Up

Base Contract with 1.45% M&E and 3% Extra Credit Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E and 4% Extra Credit Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up with 3% Roll-Up

AIM V.I. Basic Value Series II	10.00	10.56	0.00
AIM V.I. Global Real Estate Series II	10.00	12.69	0.00
AIM V.I. International Growth Series II	10.00	10.97	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.35	0.00
Alger American Small Capitalization	13.42	15.72	0.00
American Century VP Income & Growth Fund	11.24	12.82	0.00
American Century VP International Fund	12.49	15.21	0.00
American Century VP Large Company Value Fund	10.31	12.06	0.00
American Century VP Mid Cap Value Fund	10.67	12.53	0.00
American Century VP Ultra Fund	9.94	9.37	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.86	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.10	0.00
DireXion Dynamic HY Bond Fund	10.00	10.17	0.00
DireXion Evolution Managed Bond Fund	10.00	10.10	0.00
DireXion Evolution All-Cap Equity	10.00	9.78	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.11	0.00
Dreyfus VIF International Value Portfolio	10.00	10.54	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.47	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.53	11.55	0.00
PIMCO VIT All Asset Portfolio	10.00	10.79	0.00
PIMCO VIT High Yield Portfolio	10.00	10.46	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.18	0.00
PIMCO VIT Real Return Portfolio	10.00	10.10	0.00
PIMCO VIT Total Return Portfolio	10.00	10.30	0.00
ProFund Access VP High Yield	10.00	10.08	0.00
ProFund VP Asia 30	10.00	11.40	0.00
ProFund VP Banks	10.00	10.64	0.00
ProFund VP Basic Materials	10.00	9.87	0.00
ProFund VP Bear	10.00	9.39	0.00
ProFund VP Biotechnology	10.00	10.17	0.00
ProFund VP Bull	10.00	10.73	0.00
ProFund VP Consumer Goods	10.00	10.91	0.00
ProFund VP Consumer Services	10.00	10.75	0.00
ProFund VP Dow 30	10.00	11.24	0.00
ProFund VP Europe 30	10.00	10.35	0.00
ProFund VP Financials	10.00	10.94	0.00
ProFund VP Health Care	10.00	10.66	0.00
ProFund VP Industrials	10.00	9.99	0.00
ProFund VP Internet	10.00	9.96	0.00
ProFund VP Japan	10.00	10.29	0.00
ProFund VP Large-Cap Growth	10.00	10.58	0.00
ProFund VP Large-Cap Value	10.00	10.85	0.00
ProFund VP Mid-Cap Growth	10.00	9.66	0.00
ProFund VP Mid-Cap Value	10.00	10.01	0.00
ProFund VP Money Market	10.00	10.10	0.00
ProFund VP Oil & Gas	10.00	10.30	0.00
ProFund VP OTC	10.00	10.18	0.00
ProFund VP Pharmaceuticals	10.00	10.87	0.00
ProFund VP Precious Metals	10.00	8.61	0.00
ProFund VP Real Estate	10.00	11.91	0.00
ProFund VP Rising Rates Opportunity	10.00	9.22	0.00
ProFund VP Semiconductor	10.00	9.03	0.00
ProFund VP Short Dow 30	10.00	9.25	0.00
ProFund VP Short Mid-Cap	10.00	10.16	0.00
ProFund VP Short OTC	10.00	9.80	0.00
ProFund VP Short Small-Cap	10.00	9.74	0.00
ProFund VP Small-Cap	10.00	10.03	1999.47
ProFund VP Small-Cap Growth	10.00	9.72	0.00
ProFund VP Small-Cap Value	10.00	10.17	0.00
ProFund VP Technology	10.00	10.32	0.00
ProFund VP Telecommunications	10.00	11.79	0.00
ProFund VP U.S. Government Plus	10.00	10.91	0.00
ProFund VP UltraBull	10.00	11.25	0.00
ProFund VP UltraMid-Cap	10.00	9.42	2118.21
ProFund VP UltraOTC	10.00	10.08	0.00
ProFund VP UltraSmall-Cap	10.00	9.93	0.00
ProFund VP Utilities	10.00	11.75	0.00
Rydex VT Dynamic Dow Fund	10.00	11.58	0.00
Rydex VT Dynamic OTC Fund	10.00	10.07	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.26	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.51	0.00
Rydex VT U.S. Government Money Market Fund	9.39	9.52	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.89	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.84	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.69	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.03	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.86	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.83	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.33	0.00

Table 15– 2.45% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.20% M&E; 3% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E and 5% Extra Credit Rider

AIM V.I. Basic Value Series II	10.00	10.56	0.00
AIM V.I. Global Real Estate Series II	10.00	12.69	0.00
AIM V.I. International Growth Series II	10.00	10.97	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.35	0.00
Alger American Small Capitalization	11.85	13.88	0.00
American Century VP Income & Growth Fund	10.51	11.98	0.00
American Century VP International Fund	11.42	13.90	0.00
American Century VP Large Company Value Fund	10.30	12.04	0.00
American Century VP Mid Cap Value Fund	10.67	12.51	0.00
American Century VP Ultra Fund	9.93	9.36	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.86	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.09	0.00
DireXion Dynamic HY Bond Fund	10.00	10.17	0.00
DireXion Evolution Managed Bond Fund	10.00	10.10	0.00
DireXion Evolution All-Cap Equity	10.00	9.77	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.10	0.00
Dreyfus VIF International Value Portfolio	10.00	10.54	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.47	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.53	11.54	0.00
PIMCO VIT All Asset Portfolio	10.00	10.79	0.00
PIMCO VIT High Yield Portfolio	10.00	10.46	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.17	7306.29
PIMCO VIT Real Return Portfolio	10.00	10.09	0.00
PIMCO VIT Total Return Portfolio	10.00	10.29	0.00
ProFund Access VP High Yield	10.00	10.08	0.00
ProFund VP Asia 30	10.00	11.40	0.00
ProFund VP Banks	10.00	10.64	0.00
ProFund VP Basic Materials	10.00	9.86	0.00
ProFund VP Bear	10.00	9.39	0.00
ProFund VP Biotechnology	10.00	10.17	0.00
ProFund VP Bull	10.00	10.72	0.00
ProFund VP Consumer Goods	10.00	10.91	0.00
ProFund VP Consumer Services	10.00	10.74	0.00
ProFund VP Dow 30	10.00	11.24	0.00
ProFund VP Europe 30	10.00	10.35	0.00
ProFund VP Financials	10.00	10.93	0.00
ProFund VP Health Care	10.00	10.66	0.00
ProFund VP Industrials	10.00	9.99	0.00
ProFund VP Internet	10.00	9.95	0.00
ProFund VP Japan	10.00	10.28	0.00
ProFund VP Large-Cap Growth	10.00	10.58	0.00
ProFund VP Large-Cap Value	10.00	10.84	0.00
ProFund VP Mid-Cap Growth	10.00	9.65	0.00
ProFund VP Mid-Cap Value	10.00	10.01	0.00
ProFund VP Money Market	10.00	10.10	4656.14
ProFund VP Oil & Gas	10.00	10.29	2260.69
ProFund VP OTC	10.00	10.17	0.00
ProFund VP Pharmaceuticals	10.00	10.87	0.00
ProFund VP Precious Metals	10.00	8.61	2710.52
ProFund VP Real Estate	10.00	11.90	0.00
ProFund VP Rising Rates Opportunity	10.00	9.21	0.00
ProFund VP Semiconductor	10.00	9.03	2586.39
ProFund VP Short Dow 30	10.00	9.25	0.00
ProFund VP Short Mid-Cap	10.00	10.16	0.00
ProFund VP Short OTC	10.00	9.80	0.00
ProFund VP Short Small-Cap	10.00	9.74	0.00
ProFund VP Small-Cap	10.00	10.02	8361.48
ProFund VP Small-Cap Growth	10.00	9.71	0.00
ProFund VP Small-Cap Value	10.00	10.17	0.00
ProFund VP Technology	10.00	10.31	0.00
ProFund VP Telecommunications	10.00	11.79	0.00
ProFund VP U.S. Government Plus	10.00	10.91	0.00
ProFund VP UltraBull	10.00	11.25	6757.40
ProFund VP UltraMid-Cap	10.00	9.42	8803.19
ProFund VP UltraOTC	10.00	10.07	0.00
ProFund VP UltraSmall-Cap	10.00	9.92	0.00
ProFund VP Utilities	10.00	11.75	0.00
Rydex VT Dynamic Dow Fund	10.00	11.58	0.00
Rydex VT Dynamic OTC Fund	10.00	10.07	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.26	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.51	0.00
Rydex VT U.S. Government Money Market Fund	9.94	10.07	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.89	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.84	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.69	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.02	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.85	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.83	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.32	0.00

Table 16– 2.50% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up with 3% Roll-Up
AIM V.I. Basic Value Series II	10.00	10.56	0.00
AIM V.I. Global Real Estate Series II	10.00	12.68	0.00
AIM V.I. International Growth Series II	10.00	10.96	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.34	0.00
Alger American Small Capitalization	13.36	15.64	0.00
American Century VP Income & Growth Fund	11.20	12.76	0.00
American Century VP International Fund	12.44	15.14	0.00
American Century VP Large Company Value Fund	10.30	12.03	0.00
American Century VP Mid Cap Value Fund	10.66	12.50	0.00
American Century VP Ultra Fund	9.93	9.35	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.86	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.09	0.00
DireXion Dynamic HY Bond Fund	10.00	10.16	0.00
DireXion Evolution Managed Bond Fund	10.00	10.10	0.00
DireXion Evolution All-Cap Equity	10.00	9.77	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.10	0.00
Dreyfus VIF International Value Portfolio	10.00	10.53	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.47	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.52	11.52	0.00
PIMCO VIT All Asset Portfolio	10.00	10.78	0.00
PIMCO VIT High Yield Portfolio	10.00	10.46	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.17	0.00
PIMCO VIT Real Return Portfolio	10.00	10.09	0.00
PIMCO VIT Total Return Portfolio	10.00	10.29	0.00
ProFund Access VP High Yield	10.00	10.07	0.00
ProFund VP Asia 30	10.00	11.39	0.00
ProFund VP Banks	10.00	10.64	0.00
ProFund VP Basic Materials	10.00	9.86	0.00
ProFund VP Bear	10.00	9.38	0.00
ProFund VP Biotechnology	10.00	10.16	0.00
ProFund VP Bull	10.00	10.72	0.00
ProFund VP Consumer Goods	10.00	10.90	0.00
ProFund VP Consumer Services	10.00	10.74	0.00
ProFund VP Dow 30	10.00	11.23	0.00
ProFund VP Europe 30	10.00	10.35	0.00
ProFund VP Financials	10.00	10.93	0.00
ProFund VP Health Care	10.00	10.65	0.00
ProFund VP Industrials	10.00	9.98	0.00
ProFund VP Internet	10.00	9.95	0.00
ProFund VP Japan	10.00	10.28	0.00
ProFund VP Large-Cap Growth	10.00	10.58	0.00
ProFund VP Large-Cap Value	10.00	10.84	0.00
ProFund VP Mid-Cap Growth	10.00	9.65	0.00
ProFund VP Mid-Cap Value	10.00	10.01	0.00
ProFund VP Money Market	10.00	10.09	0.00
ProFund VP Oil & Gas	10.00	10.29	0.00
ProFund VP OTC	10.00	10.17	0.00
ProFund VP Pharmaceuticals	10.00	10.87	0.00
ProFund VP Precious Metals	10.00	8.61	0.00
ProFund VP Real Estate	10.00	11.90	0.00
ProFund VP Rising Rates Opportunity	10.00	9.21	0.00
ProFund VP Semiconductor	10.00	9.03	0.00
ProFund VP Short Dow 30	10.00	9.25	0.00
ProFund VP Short Mid-Cap	10.00	10.16	0.00
ProFund VP Short OTC	10.00	9.80	0.00
ProFund VP Short Small-Cap	10.00	9.74	0.00
ProFund VP Small-Cap	10.00	10.02	2514.66
ProFund VP Small-Cap Growth	10.00	9.71	0.00
ProFund VP Small-Cap Value	10.00	10.16	0.00
ProFund VP Technology	10.00	10.31	0.00
ProFund VP Telecommunications	10.00	11.78	0.00
ProFund VP U.S. Government Plus	10.00	10.91	0.00
ProFund VP UltraBull	10.00	11.24	0.00
ProFund VP UltraMid-Cap	10.00	9.42	2627.22
ProFund VP UltraOTC	10.00	10.07	0.00
ProFund VP UltraSmall-Cap	10.00	9.92	0.00
ProFund VP Utilities	10.00	11.75	0.00
Rydex VT Dynamic Dow Fund	10.00	11.57	0.00
Rydex VT Dynamic OTC Fund	10.00	10.06	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.25	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.51	0.00
Rydex VT U.S. Government Money Market Fund	9.36	9.48	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.89	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.83	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.68	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.02	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.85	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.83	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.32	0.00

Table 17 – 2.55% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.30% M&E and 5% Extra Credit Rider

Base Contract with 1.45% M&E and 4% Extra Credit Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Step Up and 3% Roll Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll Up.

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll Up.

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll Up.

Base Contract with 1.30% M&E; 3% Extra Credit Rider; and Estate Planning Rider

AIM V.I. Basic Value Series II	10.00	10.55	0.00
AIM V.I. Global Real Estate Series II	10.00	12.68	0.00
AIM V.I. International Growth Series II	10.00	10.96	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.34	0.00
Alger American Small Capitalization	17.66	20.66	0.00
American Century VP Income & Growth Fund	13.89	15.82	0.00
American Century VP International Fund	14.78	17.97	0.00
American Century VP Large Company Value Fund	10.29	12.02	0.00
American Century VP Mid Cap Value Fund	10.66	12.49	0.00
American Century VP Ultra Fund	9.92	9.34	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.85	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.09	0.00
DireXion Dynamic HY Bond Fund	10.00	10.16	0.00
DireXion Evolution Managed Bond Fund	10.00	10.09	0.00
DireXion Evolution All-Cap Equity	10.00	9.77	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.10	0.00
Dreyfus VIF International Value Portfolio	10.00	10.53	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.46	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.52	11.51	0.00
PIMCO VIT All Asset Portfolio	10.00	10.78	0.00
PIMCO VIT High Yield Portfolio	10.00	10.45	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.17	0.00
PIMCO VIT Real Return Portfolio	10.00	10.09	0.00
PIMCO VIT Total Return Portfolio	10.00	10.28	0.00
ProFund Access VP High Yield	10.00	10.07	0.00
ProFund VP Asia 30	10.00	11.39	0.00
ProFund VP Banks	10.00	10.63	0.00
ProFund VP Basic Materials	10.00	9.86	0.00
ProFund VP Bear	10.00	9.38	0.00
ProFund VP Biotechnology	10.00	10.16	0.00
ProFund VP Bull	10.00	10.72	0.00
ProFund VP Consumer Goods	10.00	10.90	0.00
ProFund VP Consumer Services	10.00	10.74	0.00
ProFund VP Dow 30	10.00	11.23	0.00
ProFund VP Europe 30	10.00	10.34	0.00
ProFund VP Financials	10.00	10.93	0.00
ProFund VP Health Care	10.00	10.65	0.00
ProFund VP Industrials	10.00	9.98	0.00
ProFund VP Internet	10.00	9.95	0.00
ProFund VP Japan	10.00	10.28	0.00
ProFund VP Large-Cap Growth	10.00	10.57	0.00
ProFund VP Large-Cap Value	10.00	10.84	0.00
ProFund VP Mid-Cap Growth	10.00	9.65	0.00
ProFund VP Mid-Cap Value	10.00	10.00	0.00
ProFund VP Money Market	10.00	10.09	0.00
ProFund VP Oil & Gas	10.00	10.29	0.00
ProFund VP OTC	10.00	10.17	0.00
ProFund VP Pharmaceuticals	10.00	10.86	0.00
ProFund VP Precious Metals	10.00	8.61	0.00
ProFund VP Real Estate	10.00	11.90	0.00
ProFund VP Rising Rates Opportunity	10.00	9.21	0.00
ProFund VP Semiconductor	10.00	9.03	0.00
ProFund VP Short Dow 30	10.00	9.24	0.00
ProFund VP Short Mid-Cap	10.00	10.15	0.00
ProFund VP Short OTC	10.00	9.79	0.00
ProFund VP Short Small-Cap	10.00	9.73	0.00
ProFund VP Small-Cap	10.00	10.02	2259.31
ProFund VP Small-Cap Growth	10.00	9.71	0.00
ProFund VP Small-Cap Value	10.00	10.16	0.00
ProFund VP Technology	10.00	10.31	0.00
ProFund VP Telecommunications	10.00	11.78	0.00
ProFund VP U.S. Government Plus	10.00	10.90	0.00
ProFund VP UltraBull	10.00	11.24	0.00
ProFund VP UltraMid-Cap	10.00	9.41	2369.29
ProFund VP UltraOTC	10.00	10.07	0.00
ProFund VP UltraSmall-Cap	10.00	9.92	0.00
ProFund VP Utilities	10.00	11.74	0.00
Rydex VT Dynamic Dow Fund	10.00	11.57	0.00
Rydex VT Dynamic OTC Fund	10.00	10.06	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.25	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.50	0.00
Rydex VT U.S. Government Money Market Fund	9.44	9.55	2666.70
Van Eck Worldwide Hard Assets Fund	10.00	9.88	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.83	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.68	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.02	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.85	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.82	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.32	0.00

Table 18 – 2.60% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.20% M&E; 4% Extra Credit Rider; and Estate Planning Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step up

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step up

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up

AIM V.I. Basic Value Series II	10.00	10.55	0.00
AIM V.I. Global Real Estate Series II	10.00	12.68	0.00
AIM V.I. International Growth Series II	10.00	10.95	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.34	0.00
Alger American Small Capitalization	10.65	12.45	0.00
American Century VP Income & Growth Fund	10.11	11.51	0.00
American Century VP International Fund	10.70	13.01	0.00
American Century VP Large Company Value Fund	10.20	11.91	0.00
American Century VP Mid Cap Value Fund	10.17	11.92	0.00
American Century VP Ultra Fund	10.22	9.63	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.85	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.08	0.00
DireXion Dynamic HY Bond Fund	10.00	10.16	0.00
DireXion Evolution Managed Bond Fund	10.00	10.09	0.00
DireXion Evolution All-Cap Equity	10.00	9.76	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.09	0.00
Dreyfus VIF International Value Portfolio	10.00	10.53	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.46	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.06	11.01	0.00
PIMCO VIT All Asset Portfolio	10.00	10.78	0.00
PIMCO VIT High Yield Portfolio	10.00	10.45	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.16	0.00
PIMCO VIT Real Return Portfolio	10.00	10.08	0.00
PIMCO VIT Total Return Portfolio	10.00	10.28	0.00
ProFund Access VP High Yield	10.00	10.07	0.00
ProFund VP Asia 30	10.00	11.38	0.00
ProFund VP Banks	10.00	10.63	0.00
ProFund VP Basic Materials	10.00	9.85	0.00
ProFund VP Bear	10.00	9.38	0.00
ProFund VP Biotechnology	10.00	10.16	0.00
ProFund VP Bull	10.00	10.71	0.00
ProFund VP Consumer Goods	10.00	10.90	0.00
ProFund VP Consumer Services	10.00	10.73	0.00
ProFund VP Dow 30	10.00	11.22	0.00
ProFund VP Europe 30	10.00	10.34	0.00
ProFund VP Financials	10.00	10.92	0.00
ProFund VP Health Care	10.00	10.65	0.00
ProFund VP Industrials	10.00	9.98	0.00
ProFund VP Internet	10.00	9.94	0.00
ProFund VP Japan	10.00	10.27	0.00
ProFund VP Large-Cap Growth	10.00	10.57	0.00
ProFund VP Large-Cap Value	10.00	10.83	0.00
ProFund VP Mid-Cap Growth	10.00	9.64	0.00
ProFund VP Mid-Cap Value	10.00	10.00	0.00
ProFund VP Money Market	10.00	10.09	0.00
ProFund VP Oil & Gas	10.00	10.28	0.00
ProFund VP OTC	10.00	10.16	0.00
ProFund VP Pharmaceuticals	10.00	10.86	0.00
ProFund VP Precious Metals	10.00	8.60	0.00
ProFund VP Real Estate	10.00	11.89	0.00
ProFund VP Rising Rates Opportunity	10.00	9.21	0.00
ProFund VP Semiconductor	10.00	9.02	0.00
ProFund VP Short Dow 30	10.00	9.24	0.00
ProFund VP Short Mid-Cap	10.00	10.15	0.00
ProFund VP Short OTC	10.00	9.79	0.00
ProFund VP Short Small-Cap	10.00	9.73	0.00
ProFund VP Small-Cap	10.00	10.01	0.00
ProFund VP Small-Cap Growth	10.00	9.70	0.00
ProFund VP Small-Cap Value	10.00	10.16	0.00
ProFund VP Technology	10.00	10.30	0.00
ProFund VP Telecommunications	10.00	11.78	0.00
ProFund VP U.S. Government Plus	10.00	10.90	0.00
ProFund VP UltraBull	10.00	11.24	0.00
ProFund VP UltraMid-Cap	10.00	9.41	0.00
ProFund VP UltraOTC	10.00	10.06	0.00
ProFund VP UltraSmall-Cap	10.00	9.91	0.00
ProFund VP Utilities	10.00	11.74	0.00
Rydex VT Dynamic Dow Fund	10.00	11.56	0.00
Rydex VT Dynamic OTC Fund	10.00	10.06	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.25	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.50	0.00
Rydex VT U.S. Government Money Market Fund	10.00	10.12	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.88	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.82	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.68	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.01	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.84	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.82	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.31	0.00

Table 19 – 2.65% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up

AIM V.I. Basic Value Series II	10.00	10.55	0.00
AIM V.I. Global Real Estate Series II	10.00	12.67	0.00
AIM V.I. International Growth Series II	10.00	10.95	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.33	0.00
Alger American Small Capitalization	13.28	15.53	0.00
American Century VP Income & Growth Fund	11.13	12.66	0.00
American Century VP International Fund	12.37	15.03	0.00
American Century VP Large Company Value Fund	10.28	12.00	0.00
American Century VP Mid Cap Value Fund	10.64	12.46	0.00
American Century VP Ultra Fund	9.91	9.33	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.85	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.08	0.00
DireXion Dynamic HY Bond Fund	10.00	10.15	0.00
DireXion Evolution Managed Bond Fund	10.00	10.09	0.00
DireXion Evolution All-Cap Equity	10.00	9.76	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.09	0.00
Dreyfus VIF International Value Portfolio	10.00	10.52	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.46	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.51	11.49	0.00
PIMCO VIT All Asset Portfolio	10.00	10.77	0.00
PIMCO VIT High Yield Portfolio	10.00	10.45	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.16	0.00
PIMCO VIT Real Return Portfolio	10.00	10.08	0.00
PIMCO VIT Total Return Portfolio	10.00	10.28	0.00
ProFund Access VP High Yield	10.00	10.06	0.00
ProFund VP Asia 30	10.00	11.38	0.00
ProFund VP Banks	10.00	10.63	0.00
ProFund VP Basic Materials	10.00	9.85	0.00
ProFund VP Bear	10.00	9.37	0.00
ProFund VP Biotechnology	10.00	10.15	0.00
ProFund VP Bull	10.00	10.71	0.00
ProFund VP Consumer Goods	10.00	10.89	0.00
ProFund VP Consumer Services	10.00	10.73	0.00
ProFund VP Dow 30	10.00	11.22	0.00
ProFund VP Europe 30	10.00	10.34	0.00
ProFund VP Financials	10.00	10.92	0.00
ProFund VP Health Care	10.00	10.64	0.00
ProFund VP Industrials	10.00	9.97	0.00
ProFund VP Internet	10.00	9.94	0.00
ProFund VP Japan	10.00	10.27	0.00
ProFund VP Large-Cap Growth	10.00	10.57	0.00
ProFund VP Large-Cap Value	10.00	10.83	0.00
ProFund VP Mid-Cap Growth	10.00	9.64	0.00
ProFund VP Mid-Cap Value	10.00	10.00	0.00
ProFund VP Money Market	10.00	10.08	4093.77
ProFund VP Oil & Gas	10.00	10.28	1987.65
ProFund VP OTC	10.00	10.16	0.00
ProFund VP Pharmaceuticals	10.00	10.85	0.00
ProFund VP Precious Metals	10.00	8.60	2383.86
ProFund VP Real Estate	10.00	11.89	0.00
ProFund VP Rising Rates Opportunity	10.00	9.20	0.00
ProFund VP Semiconductor	10.00	9.02	2273.32
ProFund VP Short Dow 30	10.00	9.24	0.00
ProFund VP Short Mid-Cap	10.00	10.15	0.00
ProFund VP Short OTC	10.00	9.79	0.00
ProFund VP Short Small-Cap	10.00	9.73	0.00
ProFund VP Small-Cap	10.00	10.01	0.00
ProFund VP Small-Cap Growth	10.00	9.70	0.00
ProFund VP Small-Cap Value	10.00	10.15	0.00
ProFund VP Technology	10.00	10.30	0.00
ProFund VP Telecommunications	10.00	11.77	0.00
ProFund VP U.S. Government Plus	10.00	10.89	0.00
ProFund VP UltraBull	10.00	11.23	0.00
ProFund VP UltraMid-Cap	10.00	9.41	0.00
ProFund VP UltraOTC	10.00	10.06	0.00
ProFund VP UltraSmall-Cap	10.00	9.91	0.00
ProFund VP Utilities	10.00	11.73	0.00
Rydex VT Dynamic Dow Fund	10.00	11.56	0.00
Rydex VT Dynamic OTC Fund	10.00	10.05	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.24	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.50	0.00
Rydex VT U.S. Government Money Market Fund	9.31	9.41	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.88	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.82	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.67	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.01	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.84	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.82	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.31	0.00

Table 20 – 2.70% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up.

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E and 5% Extra Credit Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

AIM V.I. Basic Value Series II	10.00	10.54	0.00
AIM V.I. Global Real Estate Series II	10.00	12.67	0.00
AIM V.I. International Growth Series II	10.00	10.95	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.33	0.00
Alger American Small Capitalization	10.64	12.43	0.00
American Century VP Income & Growth Fund	10.11	11.49	0.00
American Century VP International Fund	10.70	12.99	0.00
American Century VP Large Company Value Fund	10.20	11.89	0.00
American Century VP Mid Cap Value Fund	10.17	11.90	0.00
American Century VP Ultra Fund	10.22	9.61	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.84	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.08	0.00
DireXion Dynamic HY Bond Fund	10.00	10.15	0.00
DireXion Evolution Managed Bond Fund	10.00	10.08	0.00
DireXion Evolution All-Cap Equity	10.00	9.76	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.09	0.00
Dreyfus VIF International Value Portfolio	10.00	10.52	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.45	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.06	10.99	0.00
PIMCO VIT All Asset Portfolio	10.00	10.77	0.00
PIMCO VIT High Yield Portfolio	10.00	10.44	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.16	0.00
PIMCO VIT Real Return Portfolio	10.00	10.08	0.00
PIMCO VIT Total Return Portfolio	10.00	10.27	0.00
ProFund Access VP High Yield	10.00	10.06	0.00
ProFund VP Asia 30	10.00	11.38	0.00
ProFund VP Banks	10.00	10.62	0.00
ProFund VP Basic Materials	10.00	9.85	0.00
ProFund VP Bear	10.00	9.37	0.00
ProFund VP Biotechnology	10.00	10.15	0.00
ProFund VP Bull	10.00	10.71	0.00
ProFund VP Consumer Goods	10.00	10.89	0.00
ProFund VP Consumer Services	10.00	10.73	0.00
ProFund VP Dow 30	10.00	11.22	0.00
ProFund VP Europe 30	10.00	10.33	0.00
ProFund VP Financials	10.00	10.92	0.00
ProFund VP Health Care	10.00	10.64	0.00
ProFund VP Industrials	10.00	9.97	0.00
ProFund VP Internet	10.00	9.94	0.00
ProFund VP Japan	10.00	10.27	0.00
ProFund VP Large-Cap Growth	10.00	10.56	0.00
ProFund VP Large-Cap Value	10.00	10.83	0.00
ProFund VP Mid-Cap Growth	10.00	9.64	0.00
ProFund VP Mid-Cap Value	10.00	9.99	0.00
ProFund VP Money Market	10.00	10.08	0.00
ProFund VP Oil & Gas	10.00	10.28	0.00
ProFund VP OTC	10.00	10.16	0.00
ProFund VP Pharmaceuticals	10.00	10.85	0.00
ProFund VP Precious Metals	10.00	8.60	0.00
ProFund VP Real Estate	10.00	11.88	0.00
ProFund VP Rising Rates Opportunity	10.00	9.20	0.00
ProFund VP Semiconductor	10.00	9.02	0.00
ProFund VP Short Dow 30	10.00	9.23	0.00
ProFund VP Short Mid-Cap	10.00	10.14	0.00
ProFund VP Short OTC	10.00	9.78	0.00
ProFund VP Short Small-Cap	10.00	9.72	0.00
ProFund VP Small-Cap	10.00	10.01	0.00
ProFund VP Small-Cap Growth	10.00	9.70	0.00
ProFund VP Small-Cap Value	10.00	10.15	0.00
ProFund VP Technology	10.00	10.30	0.00
ProFund VP Telecommunications	10.00	11.77	0.00
ProFund VP U.S. Government Plus	10.00	10.89	0.00
ProFund VP UltraBull	10.00	11.23	0.00
ProFund VP UltraMid-Cap	10.00	9.40	0.00
ProFund VP UltraOTC	10.00	10.06	0.00
ProFund VP UltraSmall-Cap	10.00	9.91	0.00
ProFund VP Utilities	10.00	11.73	0.00
Rydex VT Dynamic Dow Fund	10.00	11.56	0.00
Rydex VT Dynamic OTC Fund	10.00	10.05	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.24	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.49	0.00
Rydex VT U.S. Government Money Market Fund	10.00	10.10	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.87	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.82	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.67	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.00	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.84	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.81	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.30	0.00

Table 21 – 2.75% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and Estate Planning Rider

AIM V.I. Basic Value Series II	10.00	10.54	0.00
AIM V.I. Global Real Estate Series II	10.00	12.66	0.00
AIM V.I. International Growth Series II	10.00	10.94	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.32	0.00
Alger American Small Capitalization	13.23	15.45	0.00
American Century VP Income & Growth Fund	11.09	12.60	0.00
American Century VP International Fund	12.32	14.95	0.00
American Century VP Large Company Value Fund	10.27	11.97	0.00
American Century VP Mid Cap Value Fund	10.63	12.44	0.00
American Century VP Ultra Fund	9.90	9.31	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.84	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.07	0.00
DireXion Dynamic HY Bond Fund	10.00	10.15	0.00
DireXion Evolution Managed Bond Fund	10.00	10.08	0.00
DireXion Evolution All-Cap Equity	10.00	9.75	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.08	0.00
Dreyfus VIF International Value Portfolio	10.00	10.52	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.45	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.50	11.47	0.00
PIMCO VIT All Asset Portfolio	10.00	10.77	0.00
PIMCO VIT High Yield Portfolio	10.00	10.44	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.15	0.00
PIMCO VIT Real Return Portfolio	10.00	10.07	0.00
PIMCO VIT Total Return Portfolio	10.00	10.27	0.00
ProFund Access VP High Yield	10.00	10.06	0.00
ProFund VP Asia 30	10.00	11.37	0.00
ProFund VP Banks	10.00	10.62	0.00
ProFund VP Basic Materials	10.00	9.84	0.00
ProFund VP Bear	10.00	9.37	0.00
ProFund VP Biotechnology	10.00	10.15	0.00
ProFund VP Bull	10.00	10.70	0.00
ProFund VP Consumer Goods	10.00	10.89	0.00
ProFund VP Consumer Services	10.00	10.72	0.00
ProFund VP Dow 30	10.00	11.21	0.00
ProFund VP Europe 30	10.00	10.33	0.00
ProFund VP Financials	10.00	10.91	0.00
ProFund VP Health Care	10.00	10.63	0.00
ProFund VP Industrials	10.00	9.97	0.00
ProFund VP Internet	10.00	9.93	0.00
ProFund VP Japan	10.00	10.26	0.00
ProFund VP Large-Cap Growth	10.00	10.56	0.00
ProFund VP Large-Cap Value	10.00	10.82	0.00
ProFund VP Mid-Cap Growth	10.00	9.63	0.00
ProFund VP Mid-Cap Value	10.00	9.99	0.00
ProFund VP Money Market	10.00	10.08	0.00
ProFund VP Oil & Gas	10.00	10.27	0.00
ProFund VP OTC	10.00	10.15	0.00
ProFund VP Pharmaceuticals	10.00	10.85	0.00
ProFund VP Precious Metals	10.00	8.59	0.00
ProFund VP Real Estate	10.00	11.88	0.00
ProFund VP Rising Rates Opportunity	10.00	9.20	0.00
ProFund VP Semiconductor	10.00	9.01	0.00
ProFund VP Short Dow 30	10.00	9.23	0.00
ProFund VP Short Mid-Cap	10.00	10.14	0.00
ProFund VP Short OTC	10.00	9.78	0.00
ProFund VP Short Small-Cap	10.00	9.72	0.00
ProFund VP Small-Cap	10.00	10.00	1492.13
ProFund VP Small-Cap Growth	10.00	9.69	0.00
ProFund VP Small-Cap Value	10.00	10.15	0.00
ProFund VP Technology	10.00	10.29	0.00
ProFund VP Telecommunications	10.00	11.76	0.00
ProFund VP U.S. Government Plus	10.00	10.89	0.00
ProFund VP UltraBull	10.00	11.22	0.00
ProFund VP UltraMid-Cap	10.00	9.40	1558.92
ProFund VP UltraOTC	10.00	10.05	0.00
ProFund VP UltraSmall-Cap	10.00	9.90	0.00
ProFund VP Utilities	10.00	11.73	0.00
Rydex VT Dynamic Dow Fund	10.00	11.55	0.00
Rydex VT Dynamic OTC Fund	10.00	10.05	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.24	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.49	0.00
Rydex VT U.S. Government Money Market Fund	9.27	9.37	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.87	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.81	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.67	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.00	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.83	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.81	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.30	0.00

Table 22 – 2.80% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll Up

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll Up and Estate Planning Rider

AIM V.I. Basic Value Series II	10.00	10.54	0.00
AIM V.I. Global Real Estate Series II	10.00	12.66	0.00
AIM V.I. International Growth Series II	10.00	10.94	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.32	0.00
Alger American Small Capitalization	11.81	13.78	0.00
American Century VP Income & Growth Fund	10.47	11.89	0.00
American Century VP International Fund	11.37	13.80	0.00
American Century VP Large Company Value Fund	10.27	11.96	0.00
American Century VP Mid Cap Value Fund	10.63	12.43	0.00
American Century VP Ultra Fund	9.90	9.30	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.84	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.07	0.00
DireXion Dynamic HY Bond Fund	10.00	10.14	0.00
DireXion Evolution Managed Bond Fund	10.00	10.08	0.00
DireXion Evolution All-Cap Equity	10.00	9.75	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.08	0.00
Dreyfus VIF International Value Portfolio	10.00	10.51	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.45	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.49	11.46	0.00
PIMCO VIT All Asset Portfolio	10.00	10.76	0.00
PIMCO VIT High Yield Portfolio	10.00	10.44	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.15	0.00
PIMCO VIT Real Return Portfolio	10.00	10.07	0.00
PIMCO VIT Total Return Portfolio	10.00	10.27	0.00
ProFund Access VP High Yield	10.00	10.05	0.00
ProFund VP Asia 30	10.00	11.37	0.00
ProFund VP Banks	10.00	10.62	0.00
ProFund VP Basic Materials	10.00	9.84	0.00
ProFund VP Bear	10.00	9.37	0.00
ProFund VP Biotechnology	10.00	10.14	0.00
ProFund VP Bull	10.00	10.70	0.00
ProFund VP Consumer Goods	10.00	10.88	0.00
ProFund VP Consumer Services	10.00	10.72	0.00
ProFund VP Dow 30	10.00	11.21	0.00
ProFund VP Europe 30	10.00	10.33	0.00
ProFund VP Financials	10.00	10.91	0.00
ProFund VP Health Care	10.00	10.63	0.00
ProFund VP Industrials	10.00	9.97	0.00
ProFund VP Internet	10.00	9.93	0.00
ProFund VP Japan	10.00	10.26	0.00
ProFund VP Large-Cap Growth	10.00	10.56	0.00
ProFund VP Large-Cap Value	10.00	10.82	0.00
ProFund VP Mid-Cap Growth	10.00	9.63	0.00
ProFund VP Mid-Cap Value	10.00	9.99	0.00
ProFund VP Money Market	10.00	10.07	0.00
ProFund VP Oil & Gas	10.00	10.27	0.00
ProFund VP OTC	10.00	10.15	0.00
ProFund VP Pharmaceuticals	10.00	10.84	0.00
ProFund VP Precious Metals	10.00	8.59	0.00
ProFund VP Real Estate	10.00	11.88	0.00
ProFund VP Rising Rates Opportunity	10.00	9.19	0.00
ProFund VP Semiconductor	10.00	9.01	0.00
ProFund VP Short Dow 30	10.00	9.23	0.00
ProFund VP Short Mid-Cap	10.00	10.14	0.00
ProFund VP Short OTC	10.00	9.78	0.00
ProFund VP Short Small-Cap	10.00	9.72	0.00
ProFund VP Small-Cap	10.00	10.00	0.00
ProFund VP Small-Cap Growth	10.00	9.69	0.00
ProFund VP Small-Cap Value	10.00	10.14	0.00
ProFund VP Technology	10.00	10.29	0.00
ProFund VP Telecommunications	10.00	11.76	0.00
ProFund VP U.S. Government Plus	10.00	10.88	0.00
ProFund VP UltraBull	10.00	11.22	0.00
ProFund VP UltraMid-Cap	10.00	9.40	0.00
ProFund VP UltraOTC	10.00	10.05	0.00
ProFund VP UltraSmall-Cap	10.00	9.90	0.00
ProFund VP Utilities	10.00	11.72	0.00
Rydex VT Dynamic Dow Fund	10.00	11.55	0.00
Rydex VT Dynamic OTC Fund	10.00	10.04	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.23	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.49	0.00
Rydex VT U.S. Government Money Market Fund	9.90	10.00	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.87	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.81	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.66	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.00	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.83	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.81	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.30	0.00

Table 23 – 2.85% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and Estate Planning Rider

AIM V.I. Basic Value Series II	10.00	10.53	0.00
AIM V.I. Global Real Estate Series II	10.00	12.66	0.00
AIM V.I. International Growth Series II	10.00	10.94	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.32	0.00
Alger American Small Capitalization	13.18	15.38	0.00
American Century VP Income & Growth Fund	11.04	12.54	0.00
American Century VP International Fund	12.27	14.88	0.00
American Century VP Large Company Value Fund	10.26	11.95	0.00
American Century VP Mid Cap Value Fund	10.62	12.41	0.00
American Century VP Ultra Fund	9.89	9.29	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.83	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.07	0.00
DireXion Dynamic HY Bond Fund	10.00	10.14	0.00
DireXion Evolution Managed Bond Fund	10.00	10.07	0.00
DireXion Evolution All-Cap Equity	10.00	9.75	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.07	0.00
Dreyfus VIF International Value Portfolio	10.00	10.51	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.44	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.49	11.44	0.00
PIMCO VIT All Asset Portfolio	10.00	10.76	0.00
PIMCO VIT High Yield Portfolio	10.00	10.43	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.15	0.00
PIMCO VIT Real Return Portfolio	10.00	10.07	0.00
PIMCO VIT Total Return Portfolio	10.00	10.26	0.00
ProFund Access VP High Yield	10.00	10.05	0.00
ProFund VP Asia 30	10.00	11.37	0.00
ProFund VP Banks	10.00	10.61	0.00
ProFund VP Basic Materials	10.00	9.84	0.00
ProFund VP Bear	10.00	9.36	0.00
ProFund VP Biotechnology	10.00	10.14	0.00
ProFund VP Bull	10.00	10.70	0.00
ProFund VP Consumer Goods	10.00	10.88	0.00
ProFund VP Consumer Services	10.00	10.72	0.00
ProFund VP Dow 30	10.00	11.21	0.00
ProFund VP Europe 30	10.00	10.32	0.00
ProFund VP Financials	10.00	10.91	0.00
ProFund VP Health Care	10.00	10.63	0.00
ProFund VP Industrials	10.00	9.96	0.00
ProFund VP Internet	10.00	9.93	0.00
ProFund VP Japan	10.00	10.26	0.00
ProFund VP Large-Cap Growth	10.00	10.55	0.00
ProFund VP Large-Cap Value	10.00	10.81	0.00
ProFund VP Mid-Cap Growth	10.00	9.63	0.00
ProFund VP Mid-Cap Value	10.00	9.98	0.00
ProFund VP Money Market	10.00	10.07	0.00
ProFund VP Oil & Gas	10.00	10.27	0.00
ProFund VP OTC	10.00	10.15	0.00
ProFund VP Pharmaceuticals	10.00	10.84	0.00
ProFund VP Precious Metals	10.00	8.59	0.00
ProFund VP Real Estate	10.00	11.87	0.00
ProFund VP Rising Rates Opportunity	10.00	9.19	0.00
ProFund VP Semiconductor	10.00	9.01	0.00
ProFund VP Short Dow 30	10.00	9.22	0.00
ProFund VP Short Mid-Cap	10.00	10.13	0.00
ProFund VP Short OTC	10.00	9.77	0.00
ProFund VP Short Small-Cap	10.00	9.71	0.00
ProFund VP Small-Cap	10.00	10.00	0.00
ProFund VP Small-Cap Growth	10.00	9.69	0.00
ProFund VP Small-Cap Value	10.00	10.14	0.00
ProFund VP Technology	10.00	10.29	0.00
ProFund VP Telecommunications	10.00	11.76	0.00
ProFund VP U.S. Government Plus	10.00	10.88	0.00
ProFund VP UltraBull	10.00	11.22	0.00
ProFund VP UltraMid-Cap	10.00	9.39	0.00
ProFund VP UltraOTC	10.00	10.05	0.00
ProFund VP UltraSmall-Cap	10.00	9.90	0.00
ProFund VP Utilities	10.00	11.72	0.00
Rydex VT Dynamic Dow Fund	10.00	11.55	0.00
Rydex VT Dynamic OTC Fund	10.00	10.04	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.23	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.49	0.00
Rydex VT U.S. Government Money Market Fund	9.24	9.32	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.86	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.81	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.66	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.99	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.83	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.80	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.29	0.00

Table 24 – 2.90% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 0 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; 0 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up

AIM V.I. Basic Value Series II	10.00	10.53	0.00
AIM V.I. Global Real Estate Series II	10.00	12.65	0.00
AIM V.I. International Growth Series II	10.00	10.93	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.31	0.00
Alger American Small Capitalization	10.63	12.40	0.00
American Century VP Income & Growth Fund	10.10	11.46	0.00
American Century VP International Fund	10.69	12.96	0.00
American Century VP Large Company Value Fund	10.19	11.86	0.00
American Century VP Mid Cap Value Fund	10.16	11.87	0.00
American Century VP Ultra Fund	10.21	9.59	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.83	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.06	0.00
DireXion Dynamic HY Bond Fund	10.00	10.14	0.00
DireXion Evolution Managed Bond Fund	10.00	10.07	0.00
DireXion Evolution All-Cap Equity	10.00	9.74	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.07	0.00
Dreyfus VIF International Value Portfolio	10.00	10.51	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.44	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.05	10.96	0.00
PIMCO VIT All Asset Portfolio	10.00	10.76	0.00
PIMCO VIT High Yield Portfolio	10.00	10.43	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.14	0.00
PIMCO VIT Real Return Portfolio	10.00	10.06	0.00
PIMCO VIT Total Return Portfolio	10.00	10.26	0.00
ProFund Access VP High Yield	10.00	10.05	0.00
ProFund VP Asia 30	10.00	11.36	0.00
ProFund VP Banks	10.00	10.61	0.00
ProFund VP Basic Materials	10.00	9.83	0.00
ProFund VP Bear	10.00	9.36	0.00
ProFund VP Biotechnology	10.00	10.14	0.00
ProFund VP Bull	10.00	10.69	0.00
ProFund VP Consumer Goods	10.00	10.88	0.00
ProFund VP Consumer Services	10.00	10.71	0.00
ProFund VP Dow 30	10.00	11.20	0.00
ProFund VP Europe 30	10.00	10.32	0.00
ProFund VP Financials	10.00	10.90	0.00
ProFund VP Health Care	10.00	10.62	0.00
ProFund VP Industrials	10.00	9.96	0.00
ProFund VP Internet	10.00	9.92	0.00
ProFund VP Japan	10.00	10.25	0.00
ProFund VP Large-Cap Growth	10.00	10.55	0.00
ProFund VP Large-Cap Value	10.00	10.81	0.00
ProFund VP Mid-Cap Growth	10.00	9.62	0.00
ProFund VP Mid-Cap Value	10.00	9.98	0.00
ProFund VP Money Market	10.00	10.07	0.00
ProFund VP Oil & Gas	10.00	10.26	0.00
ProFund VP OTC	10.00	10.14	0.00
ProFund VP Pharmaceuticals	10.00	10.84	0.00
ProFund VP Precious Metals	10.00	8.59	0.00
ProFund VP Real Estate	10.00	11.87	0.00
ProFund VP Rising Rates Opportunity	10.00	9.19	0.00
ProFund VP Semiconductor	10.00	9.00	0.00
ProFund VP Short Dow 30	10.00	9.22	0.00
ProFund VP Short Mid-Cap	10.00	10.13	0.00
ProFund VP Short OTC	10.00	9.77	0.00
ProFund VP Short Small-Cap	10.00	9.71	0.00
ProFund VP Small-Cap	10.00	9.99	14755.63
ProFund VP Small-Cap Growth	10.00	9.68	0.00
ProFund VP Small-Cap Value	10.00	10.14	0.00
ProFund VP Technology	10.00	10.28	0.00
ProFund VP Telecommunications	10.00	11.75	0.00
ProFund VP U.S. Government Plus	10.00	10.88	0.00
ProFund VP UltraBull	10.00	11.21	0.00
ProFund VP UltraMid-Cap	10.00	9.39	15416.15
ProFund VP UltraOTC	10.00	10.04	0.00
ProFund VP UltraSmall-Cap	10.00	9.89	0.00
ProFund VP Utilities	10.00	11.72	0.00
Rydex VT Dynamic Dow Fund	10.00	11.54	0.00
Rydex VT Dynamic OTC Fund	10.00	10.04	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.22	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.48	0.00
Rydex VT U.S. Government Money Market Fund	9.99	10.08	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.86	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.80	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.66	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.99	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.82	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.80	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.29	0.00

Table 25 – 2.95% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; GMDB Rider with Annual Step Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five For Life Plus Rider; GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E; GMDB Rider with Annual Step Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step Up and 3% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step Up and 6% Roll-Up

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step Up and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step Up; Estate Planning Rider and 0 Year CDSC Rider

AIM V.I. Basic Value Series II	10.00	10.53	0.00
AIM V.I. Global Real Estate Series II	10.00	12.65	0.00
AIM V.I. International Growth Series II	10.00	10.93	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.31	0.00
Alger American Small Capitalization	10.63	12.39	0.00
American Century VP Income & Growth Fund	10.10	11.45	0.00
American Century VP International Fund	10.69	12.95	0.00
American Century VP Large Company Value Fund	10.19	11.85	0.00
American Century VP Mid Cap Value Fund	10.16	11.86	0.00
American Century VP Ultra Fund	10.21	9.58	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.83	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.06	0.00
DireXion Dynamic HY Bond Fund	10.00	10.13	0.00
DireXion Evolution Managed Bond Fund	10.00	10.07	0.00
DireXion Evolution All-Cap Equity	10.00	9.74	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.07	0.00
Dreyfus VIF International Value Portfolio	10.00	10.50	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.43	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.05	10.96	0.00
PIMCO VIT All Asset Portfolio	10.00	10.75	0.00
PIMCO VIT High Yield Portfolio	10.00	10.43	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.14	0.00
PIMCO VIT Real Return Portfolio	10.00	10.06	0.00
PIMCO VIT Total Return Portfolio	10.00	10.26	0.00
ProFund Access VP High Yield	10.00	10.04	0.00
ProFund VP Asia 30	10.00	11.36	0.00
ProFund VP Banks	10.00	10.61	0.00
ProFund VP Basic Materials	10.00	9.83	0.00
ProFund VP Bear	10.00	9.36	0.00
ProFund VP Biotechnology	10.00	10.13	0.00
ProFund VP Bull	10.00	10.69	0.00
ProFund VP Consumer Goods	10.00	10.87	0.00
ProFund VP Consumer Services	10.00	10.71	0.00
ProFund VP Dow 30	10.00	11.20	0.00
ProFund VP Europe 30	10.00	10.32	0.00
ProFund VP Financials	10.00	10.90	0.00
ProFund VP Health Care	10.00	10.62	0.00
ProFund VP Industrials	10.00	9.96	0.00
ProFund VP Internet	10.00	9.92	0.00
ProFund VP Japan	10.00	10.25	0.00
ProFund VP Large-Cap Growth	10.00	10.55	0.00
ProFund VP Large-Cap Value	10.00	10.81	0.00
ProFund VP Mid-Cap Growth	10.00	9.62	0.00
ProFund VP Mid-Cap Value	10.00	9.98	0.00
ProFund VP Money Market	10.00	10.06	0.00
ProFund VP Oil & Gas	10.00	10.26	0.00
ProFund VP OTC	10.00	10.14	0.00
ProFund VP Pharmaceuticals	10.00	10.83	0.00
ProFund VP Precious Metals	10.00	8.58	0.00
ProFund VP Real Estate	10.00	11.86	0.00
ProFund VP Rising Rates Opportunity	10.00	9.18	0.00
ProFund VP Semiconductor	10.00	9.00	0.00
ProFund VP Short Dow 30	10.00	9.22	0.00
ProFund VP Short Mid-Cap	10.00	10.12	0.00
ProFund VP Short OTC	10.00	9.77	0.00
ProFund VP Short Small-Cap	10.00	9.71	0.00
ProFund VP Small-Cap	10.00	9.99	0.00
ProFund VP Small-Cap Growth	10.00	9.68	0.00
ProFund VP Small-Cap Value	10.00	10.13	0.00
ProFund VP Technology	10.00	10.28	0.00
ProFund VP Telecommunications	10.00	11.75	0.00
ProFund VP U.S. Government Plus	10.00	10.87	0.00
ProFund VP UltraBull	10.00	11.21	0.00
ProFund VP UltraMid-Cap	10.00	9.39	0.00
ProFund VP UltraOTC	10.00	10.04	0.00
ProFund VP UltraSmall-Cap	10.00	9.89	0.00
ProFund VP Utilities	10.00	11.71	0.00
Rydex VT Dynamic Dow Fund	10.00	11.54	0.00
Rydex VT Dynamic OTC Fund	10.00	10.03	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.22	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.48	0.00
Rydex VT U.S. Government Money Market Fund	9.99	10.07	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.86	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.80	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.65	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.99	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.82	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.80	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.28	0.00

Table 26 – 3.00% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step Up

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

AIM V.I. Basic Value Series II	10.00	10.52	0.00
AIM V.I. Global Real Estate Series II	10.00	12.64	0.00
AIM V.I. International Growth Series II	10.00	10.93	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.31	0.00
Alger American Small Capitalization	13.10	15.26	0.00
American Century VP Income & Growth Fund	10.98	12.45	0.00
American Century VP International Fund	12.20	14.77	0.00
American Century VP Large Company Value Fund	10.25	11.91	0.00
American Century VP Mid Cap Value Fund	10.61	12.38	0.00
American Century VP Ultra Fund	9.88	9.26	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.82	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.05	0.00
DireXion Dynamic HY Bond Fund	10.00	10.13	0.00
DireXion Evolution Managed Bond Fund	10.00	10.06	0.00
DireXion Evolution All-Cap Equity	10.00	9.74	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.06	0.00
Dreyfus VIF International Value Portfolio	10.00	10.50	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.43	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.47	11.41	0.00
PIMCO VIT All Asset Portfolio	10.00	10.75	0.00
PIMCO VIT High Yield Portfolio	10.00	10.42	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.14	0.00
PIMCO VIT Real Return Portfolio	10.00	10.06	0.00
PIMCO VIT Total Return Portfolio	10.00	10.25	0.00
ProFund Access VP High Yield	10.00	10.04	0.00
ProFund VP Asia 30	10.00	11.35	0.00
ProFund VP Banks	10.00	10.60	0.00
ProFund VP Basic Materials	10.00	9.83	0.00
ProFund VP Bear	10.00	9.35	0.00
ProFund VP Biotechnology	10.00	10.13	0.00
ProFund VP Bull	10.00	10.68	0.00
ProFund VP Consumer Goods	10.00	10.87	0.00
ProFund VP Consumer Services	10.00	10.71	0.00
ProFund VP Dow 30	10.00	11.20	0.00
ProFund VP Europe 30	10.00	10.31	0.00
ProFund VP Financials	10.00	10.89	0.00
ProFund VP Health Care	10.00	10.62	0.00
ProFund VP Industrials	10.00	9.95	0.00
ProFund VP Internet	10.00	9.92	0.00
ProFund VP Japan	10.00	10.25	0.00
ProFund VP Large-Cap Growth	10.00	10.54	0.00
ProFund VP Large-Cap Value	10.00	10.80	0.00
ProFund VP Mid-Cap Growth	10.00	9.62	0.00
ProFund VP Mid-Cap Value	10.00	9.97	0.00
ProFund VP Money Market	10.00	10.06	0.00
ProFund VP Oil & Gas	10.00	10.25	0.00
ProFund VP OTC	10.00	10.14	0.00
ProFund VP Pharmaceuticals	10.00	10.83	0.00
ProFund VP Precious Metals	10.00	8.58	0.00
ProFund VP Real Estate	10.00	11.86	0.00
ProFund VP Rising Rates Opportunity	10.00	9.18	0.00
ProFund VP Semiconductor	10.00	9.00	0.00
ProFund VP Short Dow 30	10.00	9.21	0.00
ProFund VP Short Mid-Cap	10.00	10.12	0.00
ProFund VP Short OTC	10.00	9.76	0.00
ProFund VP Short Small-Cap	10.00	9.70	0.00
ProFund VP Small-Cap	10.00	9.99	5026.27
ProFund VP Small-Cap Growth	10.00	9.68	0.00
ProFund VP Small-Cap Value	10.00	10.13	0.00
ProFund VP Technology	10.00	10.28	0.00
ProFund VP Telecommunications	10.00	11.74	0.00
ProFund VP U.S. Government Plus	10.00	10.87	0.00
ProFund VP UltraBull	10.00	11.21	0.00
ProFund VP UltraMid-Cap	10.00	9.39	5251.27
ProFund VP UltraOTC	10.00	10.04	0.00
ProFund VP UltraSmall-Cap	10.00	9.89	0.00
ProFund VP Utilities	10.00	11.71	0.00
Rydex VT Dynamic Dow Fund	10.00	11.53	0.00
Rydex VT Dynamic OTC Fund	10.00	10.03	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.22	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.48	0.00
Rydex VT U.S. Government Money Market Fund	9.19	9.26	876.93
Van Eck Worldwide Hard Assets Fund	10.00	9.85	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.80	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.65	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.98	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.82	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.79	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.28	0.00

Table 27 – 3.05% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

AIM V.I. Basic Value Series II	10.00	10.52	0.00
AIM V.I. Global Real Estate Series II	10.00	12.64	0.00
AIM V.I. International Growth Series II	10.00	10.92	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.30	0.00
Alger American Small Capitalization	10.63	12.37	0.00
American Century VP Income & Growth Fund	10.09	11.44	0.00
American Century VP International Fund	10.68	12.93	0.00
American Century VP Large Company Value Fund	10.19	11.84	0.00
American Century VP Mid Cap Value Fund	10.16	11.84	0.00
American Century VP Ultra Fund	10.21	9.57	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.82	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.05	0.00
DireXion Dynamic HY Bond Fund	10.00	10.13	0.00
DireXion Evolution Managed Bond Fund	10.00	10.06	0.00
DireXion Evolution All-Cap Equity	10.00	9.73	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.06	0.00
Dreyfus VIF International Value Portfolio	10.00	10.50	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.43	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.05	10.94	0.00
PIMCO VIT All Asset Portfolio	10.00	10.75	0.00
PIMCO VIT High Yield Portfolio	10.00	10.42	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.13	0.00
PIMCO VIT Real Return Portfolio	10.00	10.05	0.00
PIMCO VIT Total Return Portfolio	10.00	10.25	0.00
ProFund Access VP High Yield	10.00	10.04	0.00
ProFund VP Asia 30	10.00	11.35	0.00
ProFund VP Banks	10.00	10.60	0.00
ProFund VP Basic Materials	10.00	9.82	0.00
ProFund VP Bear	10.00	9.35	0.00
ProFund VP Biotechnology	10.00	10.13	0.00
ProFund VP Bull	10.00	10.68	0.00
ProFund VP Consumer Goods	10.00	10.86	0.00
ProFund VP Consumer Services	10.00	10.70	0.00
ProFund VP Dow 30	10.00	11.19	0.00
ProFund VP Europe 30	10.00	10.31	0.00
ProFund VP Financials	10.00	10.89	0.00
ProFund VP Health Care	10.00	10.61	0.00
ProFund VP Industrials	10.00	9.95	0.00
ProFund VP Internet	10.00	9.91	0.00
ProFund VP Japan	10.00	10.24	0.00
ProFund VP Large-Cap Growth	10.00	10.54	0.00
ProFund VP Large-Cap Value	10.00	10.80	0.00
ProFund VP Mid-Cap Growth	10.00	9.62	0.00
ProFund VP Mid-Cap Value	10.00	9.97	0.00
ProFund VP Money Market	10.00	10.06	0.00
ProFund VP Oil & Gas	10.00	10.25	0.00
ProFund VP OTC	10.00	10.13	0.00
ProFund VP Pharmaceuticals	10.00	10.83	0.00
ProFund VP Precious Metals	10.00	8.58	0.00
ProFund VP Real Estate	10.00	11.86	0.00
ProFund VP Rising Rates Opportunity	10.00	9.18	0.00
ProFund VP Semiconductor	10.00	9.00	0.00
ProFund VP Short Dow 30	10.00	9.21	0.00
ProFund VP Short Mid-Cap	10.00	10.12	0.00
ProFund VP Short OTC	10.00	9.76	0.00
ProFund VP Short Small-Cap	10.00	9.70	0.00
ProFund VP Small-Cap	10.00	9.98	0.00
ProFund VP Small-Cap Growth	10.00	9.68	0.00
ProFund VP Small-Cap Value	10.00	10.13	0.00
ProFund VP Technology	10.00	10.27	0.00
ProFund VP Telecommunications	10.00	11.74	0.00
ProFund VP U.S. Government Plus	10.00	10.87	0.00
ProFund VP UltraBull	10.00	11.20	0.00
ProFund VP UltraMid-Cap	10.00	9.38	0.00
ProFund VP UltraOTC	10.00	10.03	0.00
ProFund VP UltraSmall-Cap	10.00	9.88	0.00
ProFund VP Utilities	10.00	11.70	0.00
Rydex VT Dynamic Dow Fund	10.00	11.53	0.00
Rydex VT Dynamic OTC Fund	10.00	10.03	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.21	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.47	0.00
Rydex VT U.S. Government Money Market Fund	9.99	10.06	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.85	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.79	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.65	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.98	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.81	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.79	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.28	0.00

Table 28 – 3.10% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider

AIM V.I. Basic Value Series II	10.00	10.52	0.00
AIM V.I. Global Real Estate Series II	10.00	12.63	0.00
AIM V.I. International Growth Series II	10.00	10.92	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.30	0.00
Alger American Small Capitalization	13.05	15.19	0.00
American Century VP Income & Growth Fund	10.94	12.39	0.00
American Century VP International Fund	12.15	14.70	0.00
American Century VP Large Company Value Fund	10.24	11.89	0.00
American Century VP Mid Cap Value Fund	10.60	12.35	0.00
American Century VP Ultra Fund	9.87	9.24	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.82	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.05	0.00
DireXion Dynamic HY Bond Fund	10.00	10.12	0.00
DireXion Evolution Managed Bond Fund	10.00	10.06	0.00
DireXion Evolution All-Cap Equity	10.00	9.73	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.06	0.00
Dreyfus VIF International Value Portfolio	10.00	10.49	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.42	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.46	11.39	0.00
PIMCO VIT All Asset Portfolio	10.00	10.74	0.00
PIMCO VIT High Yield Portfolio	10.00	10.42	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.13	0.00
PIMCO VIT Real Return Portfolio	10.00	10.05	0.00
PIMCO VIT Total Return Portfolio	10.00	10.25	0.00
ProFund Access VP High Yield	10.00	10.03	0.00
ProFund VP Asia 30	10.00	11.35	0.00
ProFund VP Banks	10.00	10.60	0.00
ProFund VP Basic Materials	10.00	9.82	0.00
ProFund VP Bear	10.00	9.35	0.00
ProFund VP Biotechnology	10.00	10.12	0.00
ProFund VP Bull	10.00	10.68	0.00
ProFund VP Consumer Goods	10.00	10.86	0.00
ProFund VP Consumer Services	10.00	10.70	0.00
ProFund VP Dow 30	10.00	11.19	0.00
ProFund VP Europe 30	10.00	10.31	0.00
ProFund VP Financials	10.00	10.89	0.00
ProFund VP Health Care	10.00	10.61	0.00
ProFund VP Industrials	10.00	9.95	0.00
ProFund VP Internet	10.00	9.91	0.00
ProFund VP Japan	10.00	10.24	0.00
ProFund VP Large-Cap Growth	10.00	10.54	0.00
ProFund VP Large-Cap Value	10.00	10.80	0.00
ProFund VP Mid-Cap Growth	10.00	9.61	0.00
ProFund VP Mid-Cap Value	10.00	9.97	0.00
ProFund VP Money Market	10.00	10.05	0.00
ProFund VP Oil & Gas	10.00	10.25	0.00
ProFund VP OTC	10.00	10.13	0.00
ProFund VP Pharmaceuticals	10.00	10.82	0.00
ProFund VP Precious Metals	10.00	8.57	0.00
ProFund VP Real Estate	10.00	11.85	0.00
ProFund VP Rising Rates Opportunity	10.00	9.18	0.00
ProFund VP Semiconductor	10.00	8.99	0.00
ProFund VP Short Dow 30	10.00	9.21	0.00
ProFund VP Short Mid-Cap	10.00	10.11	0.00
ProFund VP Short OTC	10.00	9.76	0.00
ProFund VP Short Small-Cap	10.00	9.70	0.00
ProFund VP Small-Cap	10.00	9.98	5377.47
ProFund VP Small-Cap Growth	10.00	9.67	0.00
ProFund VP Small-Cap Value	10.00	10.12	0.00
ProFund VP Technology	10.00	10.27	0.00
ProFund VP Telecommunications	10.00	11.74	0.00
ProFund VP U.S. Government Plus	10.00	10.86	0.00
ProFund VP UltraBull	10.00	11.20	0.00
ProFund VP UltraMid-Cap	10.00	9.38	5618.20
ProFund VP UltraOTC	10.00	10.03	0.00
ProFund VP UltraSmall-Cap	10.00	9.88	0.00
ProFund VP Utilities	10.00	11.70	0.00
Rydex VT Dynamic Dow Fund	10.00	11.53	0.00
Rydex VT Dynamic OTC Fund	10.00	10.02	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.21	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.47	0.00
Rydex VT U.S. Government Money Market Fund	9.15	9.21	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.85	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.79	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.64	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.98	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.81	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.78	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.27	0.00

Table 29 – 3.15% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider

AIM V.I. Basic Value Series II	10.00	10.51	0.00
AIM V.I. Global Real Estate Series II	10.00	12.63	0.00
AIM V.I. International Growth Series II	10.00	10.91	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.30	0.00
Alger American Small Capitalization	10.62	12.36	0.00
American Century VP Income & Growth Fund	10.09	11.42	0.00
American Century VP International Fund	10.68	12.91	0.00
American Century VP Large Company Value Fund	10.18	11.82	0.00
American Century VP Mid Cap Value Fund	10.15	11.83	0.00
American Century VP Ultra Fund	10.20	9.55	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.81	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.04	0.00
DireXion Dynamic HY Bond Fund	10.00	10.12	0.00
DireXion Evolution Managed Bond Fund	10.00	10.05	0.00
DireXion Evolution All-Cap Equity	10.00	9.73	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.05	0.00
Dreyfus VIF International Value Portfolio	10.00	10.49	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.42	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.04	10.93	0.00
PIMCO VIT All Asset Portfolio	10.00	10.74	0.00
PIMCO VIT High Yield Portfolio	10.00	10.41	69.34
PIMCO VIT Low Duration Portfolio	10.00	10.13	0.00
PIMCO VIT Real Return Portfolio	10.00	10.05	0.00
PIMCO VIT Total Return Portfolio	10.00	10.24	0.00
ProFund Access VP High Yield	10.00	10.03	0.00
ProFund VP Asia 30	10.00	11.34	65.23
ProFund VP Banks	10.00	10.59	0.00
ProFund VP Basic Materials	10.00	9.82	0.00
ProFund VP Bear	10.00	9.34	0.00
ProFund VP Biotechnology	10.00	10.12	0.00
ProFund VP Bull	10.00	10.67	0.00
ProFund VP Consumer Goods	10.00	10.86	0.00
ProFund VP Consumer Services	10.00	10.70	0.00
ProFund VP Dow 30	10.00	11.18	0.00
ProFund VP Europe 30	10.00	10.30	70.82
ProFund VP Financials	10.00	10.88	0.00
ProFund VP Health Care	10.00	10.61	0.00
ProFund VP Industrials	10.00	9.94	0.00
ProFund VP Internet	10.00	9.91	0.00
ProFund VP Japan	10.00	10.24	0.00
ProFund VP Large-Cap Growth	10.00	10.53	0.00
ProFund VP Large-Cap Value	10.00	10.79	0.00
ProFund VP Mid-Cap Growth	10.00	9.61	0.00
ProFund VP Mid-Cap Value	10.00	9.96	71.20
ProFund VP Money Market	10.00	10.05	0.00
ProFund VP Oil & Gas	10.00	10.24	0.00
ProFund VP OTC	10.00	10.13	0.00
ProFund VP Pharmaceuticals	10.00	10.82	0.00
ProFund VP Precious Metals	10.00	8.57	0.00
ProFund VP Real Estate	10.00	11.85	0.00
ProFund VP Rising Rates Opportunity	10.00	9.17	0.00
ProFund VP Semiconductor	10.00	8.99	0.00
ProFund VP Short Dow 30	10.00	9.21	0.00
ProFund VP Short Mid-Cap	10.00	10.11	0.00
ProFund VP Short OTC	10.00	9.75	0.00
ProFund VP Short Small-Cap	10.00	9.69	0.00
ProFund VP Small-Cap	10.00	9.98	0.00
ProFund VP Small-Cap Growth	10.00	9.67	0.00
ProFund VP Small-Cap Value	10.00	10.12	70.26
ProFund VP Technology	10.00	10.27	0.00
ProFund VP Telecommunications	10.00	11.73	0.00
ProFund VP U.S. Government Plus	10.00	10.86	0.00
ProFund VP UltraBull	10.00	11.19	0.00
ProFund VP UltraMid-Cap	10.00	9.38	0.00
ProFund VP UltraOTC	10.00	10.03	0.00
ProFund VP UltraSmall-Cap	10.00	9.88	0.00
ProFund VP Utilities	10.00	11.70	0.00
Rydex VT Dynamic Dow Fund	10.00	11.52	0.00
Rydex VT Dynamic OTC Fund	10.00	10.02	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.21	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.47	0.00
Rydex VT U.S. Government Money Market Fund	9.98	10.04	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.84	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.79	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.64	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.97	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.81	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.78	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.27	0.00

Table 30 – 3.20% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 0 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

AIM V.I. Basic Value Series II	10.00	10.51	0.00
AIM V.I. Global Real Estate Series II	10.00	12.63	0.00
AIM V.I. International Growth Series II	10.00	10.91	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.29	0.00
Alger American Small Capitalization	11.46	13.32	0.00
American Century VP Income & Growth Fund	10.07	11.39	0.00
American Century VP International Fund	10.82	13.08	0.00
American Century VP Large Company Value Fund	10.17	11.80	0.00
American Century VP Mid Cap Value Fund	10.61	12.36	0.00
American Century VP Ultra Fund	10.14	9.49	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.81	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.04	0.00
DireXion Dynamic HY Bond Fund	10.00	10.12	0.00
DireXion Evolution Managed Bond Fund	10.00	10.05	0.00
DireXion Evolution All-Cap Equity	10.00	9.72	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.05	0.00
Dreyfus VIF International Value Portfolio	10.00	10.48	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.42	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.40	11.31	0.00
PIMCO VIT All Asset Portfolio	10.00	10.74	0.00
PIMCO VIT High Yield Portfolio	10.00	10.41	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.12	0.00
PIMCO VIT Real Return Portfolio	10.00	10.04	0.00
PIMCO VIT Total Return Portfolio	10.00	10.24	0.00
ProFund Access VP High Yield	10.00	10.03	0.00
ProFund VP Asia 30	10.00	11.34	0.00
ProFund VP Banks	10.00	10.59	0.00
ProFund VP Basic Materials	10.00	9.81	0.00
ProFund VP Bear	10.00	9.34	0.00
ProFund VP Biotechnology	10.00	10.12	0.00
ProFund VP Bull	10.00	10.67	0.00
ProFund VP Consumer Goods	10.00	10.85	0.00
ProFund VP Consumer Services	10.00	10.69	0.00
ProFund VP Dow 30	10.00	11.18	0.00
ProFund VP Europe 30	10.00	10.30	0.00
ProFund VP Financials	10.00	10.88	0.00
ProFund VP Health Care	10.00	10.60	0.00
ProFund VP Industrials	10.00	9.94	0.00
ProFund VP Internet	10.00	9.90	0.00
ProFund VP Japan	10.00	10.23	0.00
ProFund VP Large-Cap Growth	10.00	10.53	0.00
ProFund VP Large-Cap Value	10.00	10.79	0.00
ProFund VP Mid-Cap Growth	10.00	9.61	0.00
ProFund VP Mid-Cap Value	10.00	9.96	0.00
ProFund VP Money Market	10.00	10.05	0.00
ProFund VP Oil & Gas	10.00	10.24	0.00
ProFund VP OTC	10.00	10.12	0.00
ProFund VP Pharmaceuticals	10.00	10.81	0.00
ProFund VP Precious Metals	10.00	8.57	0.00
ProFund VP Real Estate	10.00	11.84	0.00
ProFund VP Rising Rates Opportunity	10.00	9.17	0.00
ProFund VP Semiconductor	10.00	8.99	0.00
ProFund VP Short Dow 30	10.00	9.20	0.00
ProFund VP Short Mid-Cap	10.00	10.11	0.00
ProFund VP Short OTC	10.00	9.75	0.00
ProFund VP Short Small-Cap	10.00	9.69	0.00
ProFund VP Small-Cap	10.00	9.97	6246.07
ProFund VP Small-Cap Growth	10.00	9.67	0.00
ProFund VP Small-Cap Value	10.00	10.12	0.00
ProFund VP Technology	10.00	10.26	0.00
ProFund VP Telecommunications	10.00	11.73	0.00
ProFund VP U.S. Government Plus	10.00	10.85	0.00
ProFund VP UltraBull	10.00	11.19	0.00
ProFund VP UltraMid-Cap	10.00	9.37	6525.68
ProFund VP UltraOTC	10.00	10.02	0.00
ProFund VP UltraSmall-Cap	10.00	9.87	0.00
ProFund VP Utilities	10.00	11.69	0.00
Rydex VT Dynamic Dow Fund	10.00	11.52	0.00
Rydex VT Dynamic OTC Fund	10.00	10.02	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.20	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.47	0.00
Rydex VT U.S. Government Money Market Fund	9.91	9.97	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.84	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.78	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.64	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.97	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.80	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.78	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.26	0.00

Table 31 – 3.25% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

AIM V.I. Basic Value Series II	10.00	10.50	0.00
AIM V.I. Global Real Estate Series II	10.00	12.62	0.00
AIM V.I. International Growth Series II	10.00	10.91	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.29	0.00
Alger American Small Capitalization	12.98	15.08	0.00
American Century VP Income & Growth Fund	10.87	12.30	0.00
American Century VP International Fund	12.08	14.59	0.00
American Century VP Large Company Value Fund	10.22	11.85	0.00
American Century VP Mid Cap Value Fund	10.58	12.32	0.00
American Century VP Ultra Fund	9.85	9.21	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.81	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.04	0.00
DireXion Dynamic HY Bond Fund	10.00	10.11	0.00
DireXion Evolution Managed Bond Fund	10.00	10.05	0.00
DireXion Evolution All-Cap Equity	10.00	9.72	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.04	0.00
Dreyfus VIF International Value Portfolio	10.00	10.48	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.41	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.45	11.35	0.00
PIMCO VIT All Asset Portfolio	10.00	10.73	0.00
PIMCO VIT High Yield Portfolio	10.00	10.41	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.12	0.00
PIMCO VIT Real Return Portfolio	10.00	10.04	0.00
PIMCO VIT Total Return Portfolio	10.00	10.24	0.00
ProFund Access VP High Yield	10.00	10.02	0.00
ProFund VP Asia 30	10.00	11.34	0.00
ProFund VP Banks	10.00	10.58	0.00
ProFund VP Basic Materials	10.00	9.81	0.00
ProFund VP Bear	10.00	9.34	0.00
ProFund VP Biotechnology	10.00	10.11	0.00
ProFund VP Bull	10.00	10.67	0.00
ProFund VP Consumer Goods	10.00	10.85	0.00
ProFund VP Consumer Services	10.00	10.69	0.00
ProFund VP Dow 30	10.00	11.18	0.00
ProFund VP Europe 30	10.00	10.30	0.00
ProFund VP Financials	10.00	10.88	0.00
ProFund VP Health Care	10.00	10.60	0.00
ProFund VP Industrials	10.00	9.94	0.00
ProFund VP Internet	10.00	9.90	0.00
ProFund VP Japan	10.00	10.23	0.00
ProFund VP Large-Cap Growth	10.00	10.52	0.00
ProFund VP Large-Cap Value	10.00	10.79	0.00
ProFund VP Mid-Cap Growth	10.00	9.60	0.00
ProFund VP Mid-Cap Value	10.00	9.96	0.00
ProFund VP Money Market	10.00	10.04	0.00
ProFund VP Oil & Gas	10.00	10.24	0.00
ProFund VP OTC	10.00	10.12	0.00
ProFund VP Pharmaceuticals	10.00	10.81	0.00
ProFund VP Precious Metals	10.00	8.57	0.00
ProFund VP Real Estate	10.00	11.84	0.00
ProFund VP Rising Rates Opportunity	10.00	9.17	0.00
ProFund VP Semiconductor	10.00	8.98	0.00
ProFund VP Short Dow 30	10.00	9.20	0.00
ProFund VP Short Mid-Cap	10.00	10.10	0.00
ProFund VP Short OTC	10.00	9.75	0.00
ProFund VP Short Small-Cap	10.00	9.69	0.00
ProFund VP Small-Cap	10.00	9.97	0.00
ProFund VP Small-Cap Growth	10.00	9.66	0.00
ProFund VP Small-Cap Value	10.00	10.11	0.00
ProFund VP Technology	10.00	10.26	0.00
ProFund VP Telecommunications	10.00	11.72	0.00
ProFund VP U.S. Government Plus	10.00	10.85	0.00
ProFund VP UltraBull	10.00	11.19	0.00
ProFund VP UltraMid-Cap	10.00	9.37	0.00
ProFund VP UltraOTC	10.00	10.02	0.00
ProFund VP UltraSmall-Cap	10.00	9.87	0.00
ProFund VP Utilities	10.00	11.69	0.00
Rydex VT Dynamic Dow Fund	10.00	11.51	0.00
Rydex VT Dynamic OTC Fund	10.00	10.01	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.20	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.46	0.00
Rydex VT U.S. Government Money Market Fund	9.10	9.15	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.84	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.78	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.63	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.96	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.80	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.77	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.26	0.00

Table 32 – 3.30% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step Up and 3% Roll-Up; 3 Year CDSC Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step Up and 3% Roll-Up

Base Contract with 1.45% M&E; GMDB Rider with Annual Step Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step Up and 3% Roll-Up

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step Up

AIM V.I. Basic Value Series II	10.00	10.50	0.00
AIM V.I. Global Real Estate Series II	10.00	12.62	0.00
AIM V.I. International Growth Series II	10.00	10.90	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.29	0.00
Alger American Small Capitalization	10.00	10.19	0.00
American Century VP Income & Growth Fund	10.00	10.92	0.00
American Century VP International Fund	10.00	10.66	0.00
American Century VP Large Company Value Fund	10.00	11.03	0.00
American Century VP Mid Cap Value Fund	10.00	10.90	0.00
American Century VP Ultra Fund	10.00	9.57	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.80	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.03	0.00
DireXion Dynamic HY Bond Fund	10.00	10.11	0.00
DireXion Evolution Managed Bond Fund	10.00	10.04	0.00
DireXion Evolution All-Cap Equity	10.00	9.72	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.04	0.00
Dreyfus VIF International Value Portfolio	10.00	10.48	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.41	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.00	9.78	0.00
PIMCO VIT All Asset Portfolio	10.00	10.73	0.00
PIMCO VIT High Yield Portfolio	10.00	10.40	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.12	0.00
PIMCO VIT Real Return Portfolio	10.00	10.04	0.00
PIMCO VIT Total Return Portfolio	10.00	10.23	0.00
ProFund Access VP High Yield	10.00	10.02	0.00
ProFund VP Asia 30	10.00	11.33	0.00
ProFund VP Banks	10.00	10.58	0.00
ProFund VP Basic Materials	10.00	9.81	0.00
ProFund VP Bear	10.00	9.33	0.00
ProFund VP Biotechnology	10.00	10.11	0.00
ProFund VP Bull	10.00	10.66	0.00
ProFund VP Consumer Goods	10.00	10.85	0.00
ProFund VP Consumer Services	10.00	10.68	0.00
ProFund VP Dow 30	10.00	11.17	0.00
ProFund VP Europe 30	10.00	10.29	0.00
ProFund VP Financials	10.00	10.87	0.00
ProFund VP Health Care	10.00	10.60	0.00
ProFund VP Industrials	10.00	9.93	0.00
ProFund VP Internet	10.00	9.90	0.00
ProFund VP Japan	10.00	10.23	0.00
ProFund VP Large-Cap Growth	10.00	10.52	0.00
ProFund VP Large-Cap Value	10.00	10.78	0.00
ProFund VP Mid-Cap Growth	10.00	9.60	0.00
ProFund VP Mid-Cap Value	10.00	9.95	0.00
ProFund VP Money Market	10.00	10.04	0.00
ProFund VP Oil & Gas	10.00	10.23	0.00
ProFund VP OTC	10.00	10.12	0.00
ProFund VP Pharmaceuticals	10.00	10.81	0.00
ProFund VP Precious Metals	10.00	8.56	0.00
ProFund VP Real Estate	10.00	11.84	0.00
ProFund VP Rising Rates Opportunity	10.00	9.16	0.00
ProFund VP Semiconductor	10.00	8.98	0.00
ProFund VP Short Dow 30	10.00	9.20	0.00
ProFund VP Short Mid-Cap	10.00	10.10	0.00
ProFund VP Short OTC	10.00	9.74	0.00
ProFund VP Short Small-Cap	10.00	9.69	0.00
ProFund VP Small-Cap	10.00	9.97	0.00
ProFund VP Small-Cap Growth	10.00	9.66	0.00
ProFund VP Small-Cap Value	10.00	10.11	0.00
ProFund VP Technology	10.00	10.26	0.00
ProFund VP Telecommunications	10.00	11.72	0.00
ProFund VP U.S. Government Plus	10.00	10.85	0.00
ProFund VP UltraBull	10.00	11.18	0.00
ProFund VP UltraMid-Cap	10.00	9.37	0.00
ProFund VP UltraOTC	10.00	10.02	0.00
ProFund VP UltraSmall-Cap	10.00	9.87	0.00
ProFund VP Utilities	10.00	11.68	0.00
Rydex VT Dynamic Dow Fund	10.00	11.51	0.00
Rydex VT Dynamic OTC Fund	10.00	10.01	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.19	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.46	0.00
Rydex VT U.S. Government Money Market Fund	10.00	10.05	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.83	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.77	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.63	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.96	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.80	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.77	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.26	0.00

Table 33 – 3.35% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step Up and 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up GMIB Plus Rider; and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and 5% Extra Credit Rider;

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; 5% Extra Credit Rider and GMDB Rider with Annual Step Up and 3% Roll-Up

Base Contract with 1.30% M&E; GMDB Rider with Annual Step Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

AIM V.I. Basic Value Series II	10.00	10.50	0.00
AIM V.I. Global Real Estate Series II	10.00	12.61	0.00
AIM V.I. International Growth Series II	10.00	10.90	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.28	0.00
Alger American Small Capitalization	12.93	15.00	0.00
American Century VP Income & Growth Fund	10.83	12.24	0.00
American Century VP International Fund	12.03	14.52	0.00
American Century VP Large Company Value Fund	10.21	11.83	0.00
American Century VP Mid Cap Value Fund	10.57	12.29	0.00
American Century VP Ultra Fund	9.84	9.20	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.80	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.03	0.00
DireXion Dynamic HY Bond Fund	10.00	10.11	0.00
DireXion Evolution Managed Bond Fund	10.00	10.04	0.00
DireXion Evolution All-Cap Equity	10.00	9.72	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.04	0.00
Dreyfus VIF International Value Portfolio	10.00	10.47	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.41	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.44	11.33	0.00
PIMCO VIT All Asset Portfolio	10.00	10.72	0.00
PIMCO VIT High Yield Portfolio	10.00	10.40	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.11	0.00
PIMCO VIT Real Return Portfolio	10.00	10.03	0.00
PIMCO VIT Total Return Portfolio	10.00	10.23	0.00
ProFund Access VP High Yield	10.00	10.02	0.00
ProFund VP Asia 30	10.00	11.33	0.00
ProFund VP Banks	10.00	10.58	0.00
ProFund VP Basic Materials	10.00	9.80	0.00
ProFund VP Bear	10.00	9.33	0.00
ProFund VP Biotechnology	10.00	10.11	0.00
ProFund VP Bull	10.00	10.66	0.00
ProFund VP Consumer Goods	10.00	10.84	0.00
ProFund VP Consumer Services	10.00	10.68	0.00
ProFund VP Dow 30	10.00	11.17	0.00
ProFund VP Europe 30	10.00	10.29	0.00
ProFund VP Financials	10.00	10.87	0.00
ProFund VP Health Care	10.00	10.59	0.00
ProFund VP Industrials	10.00	9.93	0.00
ProFund VP Internet	10.00	9.89	0.00
ProFund VP Japan	10.00	10.22	0.00
ProFund VP Large-Cap Growth	10.00	10.52	0.00
ProFund VP Large-Cap Value	10.00	10.78	0.00
ProFund VP Mid-Cap Growth	10.00	9.60	0.00
ProFund VP Mid-Cap Value	10.00	9.95	0.00
ProFund VP Money Market	10.00	10.04	0.00
ProFund VP Oil & Gas	10.00	10.23	0.00
ProFund VP OTC	10.00	10.11	0.00
ProFund VP Pharmaceuticals	10.00	10.80	0.00
ProFund VP Precious Metals	10.00	8.56	0.00
ProFund VP Real Estate	10.00	11.83	0.00
ProFund VP Rising Rates Opportunity	10.00	9.16	0.00
ProFund VP Semiconductor	10.00	8.98	0.00
ProFund VP Short Dow 30	10.00	9.19	0.00
ProFund VP Short Mid-Cap	10.00	10.10	0.00
ProFund VP Short OTC	10.00	9.74	0.00
ProFund VP Short Small-Cap	10.00	9.68	0.00
ProFund VP Small-Cap	10.00	9.97	2919.61
ProFund VP Small-Cap Growth	10.00	9.66	0.00
ProFund VP Small-Cap Value	10.00	10.11	0.00
ProFund VP Technology	10.00	10.25	0.00
ProFund VP Telecommunications	10.00	11.72	0.00
ProFund VP U.S. Government Plus	10.00	10.84	0.00
ProFund VP UltraBull	10.00	11.18	0.00
ProFund VP UltraMid-Cap	10.00	9.36	3050.32
ProFund VP UltraOTC	10.00	10.01	0.00
ProFund VP UltraSmall-Cap	10.00	9.86	0.00
ProFund VP Utilities	10.00	11.68	0.00
Rydex VT Dynamic Dow Fund	10.00	11.51	0.00
Rydex VT Dynamic OTC Fund	10.00	10.01	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.19	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.46	0.00
Rydex VT U.S. Government Money Market Fund	9.07	9.11	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.83	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.77	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.62	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.96	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.79	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.77	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.25	0.00

Table 34 – 3.40% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

AIM V.I. Basic Value Series II	10.00	10.49	0.00
AIM V.I. Global Real Estate Series II	10.00	12.61	0.00
AIM V.I. International Growth Series II	10.00	10.90	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.28	0.00
Alger American Small Capitalization	10.61	12.31	0.00
American Century VP Income & Growth Fund	10.08	11.38	0.00
American Century VP International Fund	10.67	12.87	0.00
American Century VP Large Company Value Fund	10.18	11.78	0.00
American Century VP Mid Cap Value Fund	10.14	11.79	0.00
American Century VP Ultra Fund	10.20	9.52	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.80	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.03	0.00
DireXion Dynamic HY Bond Fund	10.00	10.10	0.00
DireXion Evolution Managed Bond Fund	10.00	10.04	0.00
DireXion Evolution All-Cap Equity	10.00	9.71	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.03	0.00
Dreyfus VIF International Value Portfolio	10.00	10.47	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.40	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.03	10.89	0.00
PIMCO VIT All Asset Portfolio	10.00	10.72	0.00
PIMCO VIT High Yield Portfolio	10.00	10.40	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.11	0.00
PIMCO VIT Real Return Portfolio	10.00	10.03	0.00
PIMCO VIT Total Return Portfolio	10.00	10.23	0.00
ProFund Access VP High Yield	10.00	10.01	0.00
ProFund VP Asia 30	10.00	11.32	0.00
ProFund VP Banks	10.00	10.57	0.00
ProFund VP Basic Materials	10.00	9.80	0.00
ProFund VP Bear	10.00	9.33	0.00
ProFund VP Biotechnology	10.00	10.10	0.00
ProFund VP Bull	10.00	10.66	0.00
ProFund VP Consumer Goods	10.00	10.84	0.00
ProFund VP Consumer Services	10.00	10.68	0.00
ProFund VP Dow 30	10.00	11.17	0.00
ProFund VP Europe 30	10.00	10.29	0.00
ProFund VP Financials	10.00	10.87	0.00
ProFund VP Health Care	10.00	10.59	0.00
ProFund VP Industrials	10.00	9.93	0.00
ProFund VP Internet	10.00	9.89	0.00
ProFund VP Japan	10.00	10.22	0.00
ProFund VP Large-Cap Growth	10.00	10.51	0.00
ProFund VP Large-Cap Value	10.00	10.78	0.00
ProFund VP Mid-Cap Growth	10.00	9.59	0.00
ProFund VP Mid-Cap Value	10.00	9.95	0.00
ProFund VP Money Market	10.00	10.03	0.00
ProFund VP Oil & Gas	10.00	10.23	0.00
ProFund VP OTC	10.00	10.11	0.00
ProFund VP Pharmaceuticals	10.00	10.80	0.00
ProFund VP Precious Metals	10.00	8.56	0.00
ProFund VP Real Estate	10.00	11.83	0.00
ProFund VP Rising Rates Opportunity	10.00	9.16	0.00
ProFund VP Semiconductor	10.00	8.97	0.00
ProFund VP Short Dow 30	10.00	9.19	0.00
ProFund VP Short Mid-Cap	10.00	10.09	0.00
ProFund VP Short OTC	10.00	9.74	0.00
ProFund VP Short Small-Cap	10.00	9.68	0.00
ProFund VP Small-Cap	10.00	9.96	0.00
ProFund VP Small-Cap Growth	10.00	9.65	0.00
ProFund VP Small-Cap Value	10.00	10.10	0.00
ProFund VP Technology	10.00	10.25	0.00
ProFund VP Telecommunications	10.00	11.71	0.00
ProFund VP U.S. Government Plus	10.00	10.84	0.00
ProFund VP UltraBull	10.00	11.18	0.00
ProFund VP UltraMid-Cap	10.00	9.36	0.00
ProFund VP UltraOTC	10.00	10.01	0.00
ProFund VP UltraSmall-Cap	10.00	9.86	0.00
ProFund VP Utilities	10.00	11.68	0.00
Rydex VT Dynamic Dow Fund	10.00	11.50	0.00
Rydex VT Dynamic OTC Fund	10.00	10.00	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.19	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.46	0.00
Rydex VT U.S. Government Money Market Fund	9.97	10.01	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.83	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.77	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.62	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.95	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.79	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.76	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.25	0.00

Table 35 – 3.45% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

AIM V.I. Basic Value Series II	10.00	10.49	0.00
AIM V.I. Global Real Estate Series II	10.00	12.61	0.00
AIM V.I. International Growth Series II	10.00	10.89	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.28	0.00
Alger American Small Capitalization	10.00	10.18	0.00
American Century VP Income & Growth Fund	10.00	10.91	0.00
American Century VP International Fund	10.00	10.65	0.00
American Century VP Large Company Value Fund	10.00	11.02	0.00
American Century VP Mid Cap Value Fund	10.00	10.89	0.00
American Century VP Ultra Fund	10.00	9.56	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.79	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.02	0.00
DireXion Dynamic HY Bond Fund	10.00	10.10	0.00
DireXion Evolution Managed Bond Fund	10.00	10.03	0.00
DireXion Evolution All-Cap Equity	10.00	9.71	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.03	0.00
Dreyfus VIF International Value Portfolio	10.00	10.47	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.40	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.00	9.77	0.00
PIMCO VIT All Asset Portfolio	10.00	10.72	0.00
PIMCO VIT High Yield Portfolio	10.00	10.39	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.11	0.00
PIMCO VIT Real Return Portfolio	10.00	10.03	0.00
PIMCO VIT Total Return Portfolio	10.00	10.22	0.00
ProFund Access VP High Yield	10.00	10.01	0.00
ProFund VP Asia 30	10.00	11.32	0.00
ProFund VP Banks	10.00	10.57	0.00
ProFund VP Basic Materials	10.00	9.80	0.00
ProFund VP Bear	10.00	9.32	0.00
ProFund VP Biotechnology	10.00	10.10	0.00
ProFund VP Bull	10.00	10.65	0.00
ProFund VP Consumer Goods	10.00	10.84	0.00
ProFund VP Consumer Services	10.00	10.67	0.00
ProFund VP Dow 30	10.00	11.16	0.00
ProFund VP Europe 30	10.00	10.28	0.00
ProFund VP Financials	10.00	10.86	0.00
ProFund VP Health Care	10.00	10.59	0.00
ProFund VP Industrials	10.00	9.92	0.00
ProFund VP Internet	10.00	9.89	0.00
ProFund VP Japan	10.00	10.22	0.00
ProFund VP Large-Cap Growth	10.00	10.51	0.00
ProFund VP Large-Cap Value	10.00	10.77	0.00
ProFund VP Mid-Cap Growth	10.00	9.59	0.00
ProFund VP Mid-Cap Value	10.00	9.94	0.00
ProFund VP Money Market	10.00	10.03	0.00
ProFund VP Oil & Gas	10.00	10.22	0.00
ProFund VP OTC	10.00	10.11	0.00
ProFund VP Pharmaceuticals	10.00	10.80	0.00
ProFund VP Precious Metals	10.00	8.55	0.00
ProFund VP Real Estate	10.00	11.82	0.00
ProFund VP Rising Rates Opportunity	10.00	9.15	0.00
ProFund VP Semiconductor	10.00	8.97	0.00
ProFund VP Short Dow 30	10.00	9.19	0.00
ProFund VP Short Mid-Cap	10.00	10.09	0.00
ProFund VP Short OTC	10.00	9.73	0.00
ProFund VP Short Small-Cap	10.00	9.68	0.00
ProFund VP Small-Cap	10.00	9.96	0.00
ProFund VP Small-Cap Growth	10.00	9.65	0.00
ProFund VP Small-Cap Value	10.00	10.10	0.00
ProFund VP Technology	10.00	10.25	0.00
ProFund VP Telecommunications	10.00	11.71	0.00
ProFund VP U.S. Government Plus	10.00	10.84	0.00
ProFund VP UltraBull	10.00	11.17	0.00
ProFund VP UltraMid-Cap	10.00	9.36	0.00
ProFund VP UltraOTC	10.00	10.01	0.00
ProFund VP UltraSmall-Cap	10.00	9.86	0.00
ProFund VP Utilities	10.00	11.67	0.00
Rydex VT Dynamic Dow Fund	10.00	11.50	0.00
Rydex VT Dynamic OTC Fund	10.00	10.00	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.18	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.45	0.00
Rydex VT U.S. Government Money Market Fund	10.00	10.04	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.82	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.76	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.62	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.95	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.79	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.76	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.24	0.00

Table 36 – 3.50% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider

AIM V.I. Basic Value Series II	10.00	10.49	0.00
AIM V.I. Global Real Estate Series II	10.00	12.60	0.00
AIM V.I. International Growth Series II	10.00	10.89	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.27	0.00
Alger American Small Capitalization	10.61	12.30	0.00
American Century VP Income & Growth Fund	10.08	11.37	0.00
American Century VP International Fund	10.67	12.85	0.00
American Century VP Large Company Value Fund	10.17	11.77	0.00
American Century VP Mid Cap Value Fund	10.14	11.77	0.00
American Century VP Ultra Fund	10.19	9.51	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.79	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.02	0.00
DireXion Dynamic HY Bond Fund	10.00	10.10	0.00
DireXion Evolution Managed Bond Fund	10.00	10.03	0.00
DireXion Evolution All-Cap Equity	10.00	9.71	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.03	0.00
Dreyfus VIF International Value Portfolio	10.00	10.46	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.40	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.03	10.87	0.00
PIMCO VIT All Asset Portfolio	10.00	10.71	0.00
PIMCO VIT High Yield Portfolio	10.00	10.39	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.10	0.00
PIMCO VIT Real Return Portfolio	10.00	10.02	0.00
PIMCO VIT Total Return Portfolio	10.00	10.22	0.00
ProFund Access VP High Yield	10.00	10.01	0.00
ProFund VP Asia 30	10.00	11.32	0.00
ProFund VP Banks	10.00	10.57	0.00
ProFund VP Basic Materials	10.00	9.79	0.00
ProFund VP Bear	10.00	9.32	0.00
ProFund VP Biotechnology	10.00	10.09	0.00
ProFund VP Bull	10.00	10.65	0.00
ProFund VP Consumer Goods	10.00	10.83	0.00
ProFund VP Consumer Services	10.00	10.67	0.00
ProFund VP Dow 30	10.00	11.16	0.00
ProFund VP Europe 30	10.00	10.28	0.00
ProFund VP Financials	10.00	10.86	0.00
ProFund VP Health Care	10.00	10.58	0.00
ProFund VP Industrials	10.00	9.92	0.00
ProFund VP Internet	10.00	9.88	0.00
ProFund VP Japan	10.00	10.21	0.00
ProFund VP Large-Cap Growth	10.00	10.51	0.00
ProFund VP Large-Cap Value	10.00	10.77	0.00
ProFund VP Mid-Cap Growth	10.00	9.59	0.00
ProFund VP Mid-Cap Value	10.00	9.94	0.00
ProFund VP Money Market	10.00	10.03	3348.88
ProFund VP Oil & Gas	10.00	10.22	0.00
ProFund VP OTC	10.00	10.10	0.00
ProFund VP Pharmaceuticals	10.00	10.79	0.00
ProFund VP Precious Metals	10.00	8.55	0.00
ProFund VP Real Estate	10.00	11.82	0.00
ProFund VP Rising Rates Opportunity	10.00	9.15	0.00
ProFund VP Semiconductor	10.00	8.97	0.00
ProFund VP Short Dow 30	10.00	9.18	0.00
ProFund VP Short Mid-Cap	10.00	10.09	0.00
ProFund VP Short OTC	10.00	9.73	0.00
ProFund VP Short Small-Cap	10.00	9.67	0.00
ProFund VP Small-Cap	10.00	9.96	0.00
ProFund VP Small-Cap Growth	10.00	9.65	0.00
ProFund VP Small-Cap Value	10.00	10.10	0.00
ProFund VP Technology	10.00	10.24	0.00
ProFund VP Telecommunications	10.00	11.70	0.00
ProFund VP U.S. Government Plus	10.00	10.83	0.00
ProFund VP UltraBull	10.00	11.17	0.00
ProFund VP UltraMid-Cap	10.00	9.35	0.00
ProFund VP UltraOTC	10.00	10.00	0.00
ProFund VP UltraSmall-Cap	10.00	9.86	0.00
ProFund VP Utilities	10.00	11.67	0.00
Rydex VT Dynamic Dow Fund	10.00	11.50	0.00
Rydex VT Dynamic OTC Fund	10.00	10.00	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.18	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.45	0.00
Rydex VT U.S. Government Money Market Fund	9.97	10.00	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.82	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.76	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.61	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.95	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.78	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.76	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.24	0.00

Table 37 – 3.55% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider;

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

AIM V.I. Basic Value Series II	10.00	10.48	0.00
AIM V.I. Global Real Estate Series II	10.00	12.60	0.00
AIM V.I. International Growth Series II	10.00	10.89	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.27	0.00
Alger American Small Capitalization	10.00	10.17	0.00
American Century VP Income & Growth Fund	10.00	10.91	0.00
American Century VP International Fund	10.00	10.64	0.00
American Century VP Large Company Value Fund	10.00	11.01	0.00
American Century VP Mid Cap Value Fund	10.00	10.89	0.00
American Century VP Ultra Fund	10.00	9.56	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.79	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.01	0.00
DireXion Dynamic HY Bond Fund	10.00	10.09	0.00
DireXion Evolution Managed Bond Fund	10.00	10.03	0.00
DireXion Evolution All-Cap Equity	10.00	9.70	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.02	0.00
Dreyfus VIF International Value Portfolio	10.00	10.46	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.39	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.00	9.76	0.00
PIMCO VIT All Asset Portfolio	10.00	10.71	0.00
PIMCO VIT High Yield Portfolio	10.00	10.39	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.10	0.00
PIMCO VIT Real Return Portfolio	10.00	10.02	0.00
PIMCO VIT Total Return Portfolio	10.00	10.22	0.00
ProFund Access VP High Yield	10.00	10.00	0.00
ProFund VP Asia 30	10.00	11.31	0.00
ProFund VP Banks	10.00	10.56	0.00
ProFund VP Basic Materials	10.00	9.79	0.00
ProFund VP Bear	10.00	9.32	0.00
ProFund VP Biotechnology	10.00	10.09	0.00
ProFund VP Bull	10.00	10.65	0.00
ProFund VP Consumer Goods	10.00	10.83	0.00
ProFund VP Consumer Services	10.00	10.67	0.00
ProFund VP Dow 30	10.00	11.15	0.00
ProFund VP Europe 30	10.00	10.28	0.00
ProFund VP Financials	10.00	10.85	0.00
ProFund VP Health Care	10.00	10.58	0.00
ProFund VP Industrials	10.00	9.92	0.00
ProFund VP Internet	10.00	9.88	0.00
ProFund VP Japan	10.00	10.21	0.00
ProFund VP Large-Cap Growth	10.00	10.50	0.00
ProFund VP Large-Cap Value	10.00	10.76	0.00
ProFund VP Mid-Cap Growth	10.00	9.58	0.00
ProFund VP Mid-Cap Value	10.00	9.94	0.00
ProFund VP Money Market	10.00	10.02	0.00
ProFund VP Oil & Gas	10.00	10.22	0.00
ProFund VP OTC	10.00	10.10	0.00
ProFund VP Pharmaceuticals	10.00	10.79	0.00
ProFund VP Precious Metals	10.00	8.55	0.00
ProFund VP Real Estate	10.00	11.82	0.00
ProFund VP Rising Rates Opportunity	10.00	9.15	0.00
ProFund VP Semiconductor	10.00	8.97	0.00
ProFund VP Short Dow 30	10.00	9.18	0.00
ProFund VP Short Mid-Cap	10.00	10.08	0.00
ProFund VP Short OTC	10.00	9.73	0.00
ProFund VP Short Small-Cap	10.00	9.67	0.00
ProFund VP Small-Cap	10.00	9.95	0.00
ProFund VP Small-Cap Growth	10.00	9.64	0.00
ProFund VP Small-Cap Value	10.00	10.09	0.00
ProFund VP Technology	10.00	10.24	0.00
ProFund VP Telecommunications	10.00	11.70	0.00
ProFund VP U.S. Government Plus	10.00	10.83	0.00
ProFund VP UltraBull	10.00	11.17	0.00
ProFund VP UltraMid-Cap	10.00	9.35	0.00
ProFund VP UltraOTC	10.00	10.00	0.00
ProFund VP UltraSmall-Cap	10.00	9.85	0.00
ProFund VP Utilities	10.00	11.66	0.00
Rydex VT Dynamic Dow Fund	10.00	11.49	0.00
Rydex VT Dynamic OTC Fund	10.00	9.99	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.18	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.45	0.00
Rydex VT U.S. Government Money Market Fund	10.00	10.03	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.82	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.76	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.61	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.94	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.78	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.75	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.24	0.00

Table 38 – 3.60% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

AIM V.I. Basic Value Series II	11.92	14.34	0.00
AIM V.I. Global Real Estate Series II	10.73	12.09	0.00
AIM V.I. International Growth Series II	12.80	14.82	0.00
AIM V.I. Mid Cap Core Equity Series II	8.99	9.00	0.00
Alger American Small Capitalization	10.19	11.77	0.00
American Century VP Income & Growth Fund	10.54	12.23	0.00
American Century VP International Fund	9.82	9.15	0.00
American Century VP Large Company Value Fund	10.41	11.27	0.00
American Century VP Mid Cap Value Fund	8.93	9.78	0.00
American Century VP Ultra Fund	9.52	11.01	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.79	11.02	0.00
Credit Suisse Trust - Large Cap Value Portfolio	8.87	10.46	0.00
DireXion Dynamic HY Bond Fund	9.83	10.39	0.00
DireXion Evolution Managed Bond Fund	9.58	10.48	0.00
DireXion Evolution All-Cap Equity	9.07	12.59	0.00
Dreyfus VIF Appreciation Portfolio	8.82	10.88	0.00
Dreyfus VIF International Value Portfolio	9.58	10.27	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.38	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.00	10.10	0.00
PIMCO VIT All Asset Portfolio	10.00	10.02	0.00
PIMCO VIT High Yield Portfolio	10.00	10.21	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.02	0.00
PIMCO VIT Real Return Portfolio	10.00	9.70	0.00
PIMCO VIT Total Return Portfolio	10.00	10.00	0.00
ProFund Access VP High Yield	10.00	11.31	0.00
ProFund VP Asia 30	10.00	10.56	0.00
ProFund VP Banks	10.00	9.79	0.00
ProFund VP Basic Materials	10.00	9.32	0.00
ProFund VP Bear	10.00	10.09	0.00
ProFund VP Biotechnology	10.00	10.64	0.00
ProFund VP Bull	10.00	10.83	0.00
ProFund VP Consumer Goods	10.00	10.66	0.00
ProFund VP Consumer Services	10.00	11.15	0.00
ProFund VP Dow 30	10.00	10.27	0.00
ProFund VP Europe 30	10.00	10.85	0.00
ProFund VP Financials	10.00	10.57	0.00
ProFund VP Health Care	10.00	9.91	0.00
ProFund VP Industrials	10.00	9.88	0.00
ProFund VP Internet	10.00	10.21	0.00
ProFund VP Japan	10.00	10.50	0.00
ProFund VP Large-Cap Growth	10.00	10.76	0.00
ProFund VP Large-Cap Value	10.00	9.58	0.00
ProFund VP Mid-Cap Growth	10.00	9.94	0.00
ProFund VP Mid-Cap Value	10.00	10.02	0.00
ProFund VP Money Market	10.00	10.21	0.00
ProFund VP Oil & Gas	10.00	10.10	0.00
ProFund VP OTC	10.00	10.79	0.00
ProFund VP Pharmaceuticals	10.00	8.55	0.00
ProFund VP Precious Metals	10.00	11.81	0.00
ProFund VP Real Estate	10.00	9.14	0.00
ProFund VP Rising Rates Opportunity	10.00	8.96	0.00
ProFund VP Semiconductor	10.00	9.18	0.00
ProFund VP Short Dow 30	10.00	10.08	0.00
ProFund VP Short Mid-Cap	10.00	9.72	0.00
ProFund VP Short OTC	10.00	9.67	0.00
ProFund VP Short Small-Cap	10.00	9.95	0.00
ProFund VP Small-Cap	10.00	9.64	0.00
ProFund VP Small-Cap Growth	10.00	10.09	0.00
ProFund VP Small-Cap Value	10.00	10.24	0.00
ProFund VP Technology	10.00	11.70	0.00
ProFund VP Telecommunications	10.00	10.83	0.00
ProFund VP U.S. Government Plus	10.00	11.16	0.00
ProFund VP UltraBull	10.00	9.35	0.00
ProFund VP UltraMid-Cap	10.00	10.00	0.00
ProFund VP UltraOTC	10.00	9.85	0.00
ProFund VP UltraSmall-Cap	10.00	11.66	0.00
ProFund VP Utilities	10.00	11.49	0.00
Rydex VT Dynamic Dow Fund	10.00	9.99	0.00
Rydex VT Dynamic OTC Fund	10.00	11.17	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	8.44	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	10.75	0.00
Rydex VT U.S. Government Money Market Fund	10.00	10.61	0.00
Van Eck Worldwide Hard Assets Fund	10.00	10.94	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	9.78	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.75	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	12.23	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	10.09	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	9.81	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	10.71	0.00

Table 39 – 3.65% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

AIM V.I. Basic Value Series II	10.00	10.48	0.00
AIM V.I. Global Real Estate Series II	10.00	12.59	0.00
AIM V.I. International Growth Series II	10.00	10.88	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.26	0.00
Alger American Small Capitalization	10.00	10.16	0.00
American Century VP Income & Growth Fund	10.00	10.90	0.00
American Century VP International Fund	10.00	10.63	0.00
American Century VP Large Company Value Fund	10.00	11.01	0.00
American Century VP Mid Cap Value Fund	10.00	10.88	0.00
American Century VP Ultra Fund	10.00	9.55	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.78	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.01	0.00
DireXion Dynamic HY Bond Fund	10.00	10.09	0.00
DireXion Evolution Managed Bond Fund	10.00	10.02	0.00
DireXion Evolution All-Cap Equity	10.00	9.70	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.02	0.00
Dreyfus VIF International Value Portfolio	10.00	10.45	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.39	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.00	9.75	0.00
PIMCO VIT All Asset Portfolio	10.00	10.70	0.00
PIMCO VIT High Yield Portfolio	10.00	10.38	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.09	0.00
PIMCO VIT Real Return Portfolio	10.00	10.01	0.00
PIMCO VIT Total Return Portfolio	10.00	10.21	0.00
ProFund Access VP High Yield	10.00	10.00	0.00
ProFund VP Asia 30	10.00	11.31	0.00
ProFund VP Banks	10.00	10.56	0.00
ProFund VP Basic Materials	10.00	9.78	0.00
ProFund VP Bear	10.00	9.31	0.00
ProFund VP Biotechnology	10.00	10.08	0.00
ProFund VP Bull	10.00	10.64	0.00
ProFund VP Consumer Goods	10.00	10.82	0.00
ProFund VP Consumer Services	10.00	10.66	0.00
ProFund VP Dow 30	10.00	11.15	0.00
ProFund VP Europe 30	10.00	10.27	0.00
ProFund VP Financials	10.00	10.85	0.00
ProFund VP Health Care	10.00	10.57	0.00
ProFund VP Industrials	10.00	9.91	0.00
ProFund VP Internet	10.00	9.87	0.00
ProFund VP Japan	10.00	10.20	0.00
ProFund VP Large-Cap Growth	10.00	10.50	0.00
ProFund VP Large-Cap Value	10.00	10.76	0.00
ProFund VP Mid-Cap Growth	10.00	9.58	0.00
ProFund VP Mid-Cap Value	10.00	9.93	0.00
ProFund VP Money Market	10.00	10.02	0.00
ProFund VP Oil & Gas	10.00	10.21	0.00
ProFund VP OTC	10.00	10.09	0.00
ProFund VP Pharmaceuticals	10.00	10.78	0.00
ProFund VP Precious Metals	10.00	8.54	0.00
ProFund VP Real Estate	10.00	11.81	0.00
ProFund VP Rising Rates Opportunity	10.00	9.14	0.00
ProFund VP Semiconductor	10.00	8.96	0.00
ProFund VP Short Dow 30	10.00	9.18	0.00
ProFund VP Short Mid-Cap	10.00	10.08	0.00
ProFund VP Short OTC	10.00	9.72	0.00
ProFund VP Short Small-Cap	10.00	9.66	0.00
ProFund VP Small-Cap	10.00	9.95	0.00
ProFund VP Small-Cap Growth	10.00	9.64	0.00
ProFund VP Small-Cap Value	10.00	10.09	0.00
ProFund VP Technology	10.00	10.23	0.00
ProFund VP Telecommunications	10.00	11.69	0.00
ProFund VP U.S. Government Plus	10.00	10.82	0.00
ProFund VP UltraBull	10.00	11.16	0.00
ProFund VP UltraMid-Cap	10.00	9.35	0.00
ProFund VP UltraOTC	10.00	9.99	0.00
ProFund VP UltraSmall-Cap	10.00	9.85	0.00
ProFund VP Utilities	10.00	11.66	0.00
Rydex VT Dynamic Dow Fund	10.00	11.48	0.00
Rydex VT Dynamic OTC Fund	10.00	9.99	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.17	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.44	0.00
Rydex VT U.S. Government Money Market Fund	10.00	10.03	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.81	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.75	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.60	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.94	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.77	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.75	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.23	0.00

Table 40 – 3.70% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

AIM V.I. Basic Value Series II	10.00	10.47	0.00
AIM V.I. Global Real Estate Series II	10.00	12.58	0.00
AIM V.I. International Growth Series II	10.00	10.88	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.26	0.00
Alger American Small Capitalization	10.00	10.16	0.00
American Century VP Income & Growth Fund	10.00	10.90	0.00
American Century VP International Fund	10.00	10.63	0.00
American Century VP Large Company Value Fund	10.00	11.00	0.00
American Century VP Mid Cap Value Fund	10.00	10.88	0.00
American Century VP Ultra Fund	10.00	9.55	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.78	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.00	0.00
DireXion Dynamic HY Bond Fund	10.00	10.08	0.00
DireXion Evolution Managed Bond Fund	10.00	10.02	0.00
DireXion Evolution All-Cap Equity	10.00	9.69	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.01	0.00
Dreyfus VIF International Value Portfolio	10.00	10.45	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.38	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.00	9.75	0.00
PIMCO VIT All Asset Portfolio	10.00	10.70	0.00
PIMCO VIT High Yield Portfolio	10.00	10.37	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.09	0.00
PIMCO VIT Real Return Portfolio	10.00	10.01	0.00
PIMCO VIT Total Return Portfolio	10.00	10.21	0.00
ProFund Access VP High Yield	10.00	9.99	0.00
ProFund VP Asia 30	10.00	11.30	0.00
ProFund VP Banks	10.00	10.55	0.00
ProFund VP Basic Materials	10.00	9.78	0.00
ProFund VP Bear	10.00	9.31	0.00
ProFund VP Biotechnology	10.00	10.08	0.00
ProFund VP Bull	10.00	10.64	0.00
ProFund VP Consumer Goods	10.00	10.82	0.00
ProFund VP Consumer Services	10.00	10.66	0.00
ProFund VP Dow 30	10.00	11.14	0.00
ProFund VP Europe 30	10.00	10.27	0.00
ProFund VP Financials	10.00	10.84	0.00
ProFund VP Health Care	10.00	10.57	0.00
ProFund VP Industrials	10.00	9.91	0.00
ProFund VP Internet	10.00	9.87	0.00
ProFund VP Japan	10.00	10.20	0.00
ProFund VP Large-Cap Growth	10.00	10.49	0.00
ProFund VP Large-Cap Value	10.00	10.75	0.00
ProFund VP Mid-Cap Growth	10.00	9.57	0.00
ProFund VP Mid-Cap Value	10.00	9.93	0.00
ProFund VP Money Market	10.00	10.01	0.00
ProFund VP Oil & Gas	10.00	10.21	0.00
ProFund VP OTC	10.00	10.09	0.00
ProFund VP Pharmaceuticals	10.00	10.78	0.00
ProFund VP Precious Metals	10.00	8.54	0.00
ProFund VP Real Estate	10.00	11.81	0.00
ProFund VP Rising Rates Opportunity	10.00	9.14	0.00
ProFund VP Semiconductor	10.00	8.96	0.00
ProFund VP Short Dow 30	10.00	9.17	0.00
ProFund VP Short Mid-Cap	10.00	10.07	0.00
ProFund VP Short OTC	10.00	9.72	0.00
ProFund VP Short Small-Cap	10.00	9.66	0.00
ProFund VP Small-Cap	10.00	9.94	0.00
ProFund VP Small-Cap Growth	10.00	9.63	0.00
ProFund VP Small-Cap Value	10.00	10.08	0.00
ProFund VP Technology	10.00	10.23	0.00
ProFund VP Telecommunications	10.00	11.69	0.00
ProFund VP U.S. Government Plus	10.00	10.82	0.00
ProFund VP UltraBull	10.00	11.15	0.00
ProFund VP UltraMid-Cap	10.00	9.34	0.00
ProFund VP UltraOTC	10.00	9.99	0.00
ProFund VP UltraSmall-Cap	10.00	9.84	0.00
ProFund VP Utilities	10.00	11.65	0.00
Rydex VT Dynamic Dow Fund	10.00	11.48	0.00
Rydex VT Dynamic OTC Fund	10.00	9.98	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.16	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.44	0.00
Rydex VT U.S. Government Money Market Fund	10.00	10.02	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.81	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.75	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.60	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.93	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.77	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.74	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.22	0.00

Table 41 – 3.75% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

AIM V.I. Basic Value Series II	10.00	10.47	0.00
AIM V.I. Global Real Estate Series II	10.00	12.58	0.00
AIM V.I. International Growth Series II	10.00	10.87	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.26	0.00
Alger American Small Capitalization	10.00	10.16	0.00
American Century VP Income & Growth Fund	10.00	10.89	0.00
American Century VP International Fund	10.00	10.63	0.00
American Century VP Large Company Value Fund	10.00	11.00	0.00
American Century VP Mid Cap Value Fund	10.00	10.87	0.00
American Century VP Ultra Fund	10.00	9.54	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.77	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.00	0.00
DireXion Dynamic HY Bond Fund	10.00	10.08	0.00
DireXion Evolution Managed Bond Fund	10.00	10.01	0.00
DireXion Evolution All-Cap Equity	10.00	9.69	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.01	0.00
Dreyfus VIF International Value Portfolio	10.00	10.45	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.38	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.00	9.75	0.00
PIMCO VIT All Asset Portfolio	10.00	10.70	0.00
PIMCO VIT High Yield Portfolio	10.00	10.37	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.09	0.00
PIMCO VIT Real Return Portfolio	10.00	10.01	0.00
PIMCO VIT Total Return Portfolio	10.00	10.20	0.00
ProFund Access VP High Yield	10.00	9.99	0.00
ProFund VP Asia 30	10.00	11.30	0.00
ProFund VP Banks	10.00	10.55	0.00
ProFund VP Basic Materials	10.00	9.78	0.00
ProFund VP Bear	10.00	9.31	0.00
ProFund VP Biotechnology	10.00	10.08	0.00
ProFund VP Bull	10.00	10.63	0.00
ProFund VP Consumer Goods	10.00	10.81	0.00
ProFund VP Consumer Services	10.00	10.65	0.00
ProFund VP Dow 30	10.00	11.14	0.00
ProFund VP Europe 30	10.00	10.26	0.00
ProFund VP Financials	10.00	10.84	0.00
ProFund VP Health Care	10.00	10.56	0.00
ProFund VP Industrials	10.00	9.90	0.00
ProFund VP Internet	10.00	9.87	0.00
ProFund VP Japan	10.00	10.20	0.00
ProFund VP Large-Cap Growth	10.00	10.49	0.00
ProFund VP Large-Cap Value	10.00	10.75	0.00
ProFund VP Mid-Cap Growth	10.00	9.57	0.00
ProFund VP Mid-Cap Value	10.00	9.93	0.00
ProFund VP Money Market	10.00	10.01	0.00
ProFund VP Oil & Gas	10.00	10.20	0.00
ProFund VP OTC	10.00	10.09	0.00
ProFund VP Pharmaceuticals	10.00	10.78	0.00
ProFund VP Precious Metals	10.00	8.54	0.00
ProFund VP Real Estate	10.00	11.80	0.00
ProFund VP Rising Rates Opportunity	10.00	9.14	0.00
ProFund VP Semiconductor	10.00	8.95	0.00
ProFund VP Short Dow 30	10.00	9.17	0.00
ProFund VP Short Mid-Cap	10.00	10.07	0.00
ProFund VP Short OTC	10.00	9.72	0.00
ProFund VP Short Small-Cap	10.00	9.66	0.00
ProFund VP Small-Cap	10.00	9.94	0.00
ProFund VP Small-Cap Growth	10.00	9.63	0.00
ProFund VP Small-Cap Value	10.00	10.08	0.00
ProFund VP Technology	10.00	10.23	0.00
ProFund VP Telecommunications	10.00	11.69	0.00
ProFund VP U.S. Government Plus	10.00	10.82	0.00
ProFund VP UltraBull	10.00	11.15	0.00
ProFund VP UltraMid-Cap	10.00	9.34	0.00
ProFund VP UltraOTC	10.00	9.99	0.00
ProFund VP UltraSmall-Cap	10.00	9.84	0.00
ProFund VP Utilities	10.00	11.65	0.00
Rydex VT Dynamic Dow Fund	10.00	11.48	0.00
Rydex VT Dynamic OTC Fund	10.00	9.98	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.16	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.44	0.00
Rydex VT U.S. Government Money Market Fund	10.00	10.02	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.80	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.74	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.60	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.93	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.77	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.74	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.22	0.00

Table 42 – 3.80% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

AIM V.I. Basic Value Series II	10.00	10.47	0.00
AIM V.I. Global Real Estate Series II	10.00	12.58	0.00
AIM V.I. International Growth Series II	10.00	10.87	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.25	0.00
Alger American Small Capitalization	10.00	10.15	0.00
American Century VP Income & Growth Fund	10.00	10.89	0.00
American Century VP International Fund	10.00	10.62	0.00
American Century VP Large Company Value Fund	10.00	10.99	0.00
American Century VP Mid Cap Value Fund	10.00	10.87	0.00
American Century VP Ultra Fund	10.00	9.54	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.77	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.00	0.00
DireXion Dynamic HY Bond Fund	10.00	10.08	0.00
DireXion Evolution Managed Bond Fund	10.00	10.01	0.00
DireXion Evolution All-Cap Equity	10.00	9.69	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.00	0.00
Dreyfus VIF International Value Portfolio	10.00	10.44	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.38	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.00	9.74	0.00
PIMCO VIT All Asset Portfolio	10.00	10.69	0.00
PIMCO VIT High Yield Portfolio	10.00	10.37	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.08	0.00
PIMCO VIT Real Return Portfolio	10.00	10.01	0.00
PIMCO VIT Total Return Portfolio	10.00	10.20	0.00
ProFund Access VP High Yield	10.00	9.99	0.00
ProFund VP Asia 30	10.00	11.29	0.00
ProFund VP Banks	10.00	10.55	0.00
ProFund VP Basic Materials	10.00	9.77	0.00
ProFund VP Bear	10.00	9.30	0.00
ProFund VP Biotechnology	10.00	10.07	0.00
ProFund VP Bull	10.00	10.63	0.00
ProFund VP Consumer Goods	10.00	10.81	0.00
ProFund VP Consumer Services	10.00	10.65	0.00
ProFund VP Dow 30	10.00	11.14	0.00
ProFund VP Europe 30	10.00	10.26	0.00
ProFund VP Financials	10.00	10.84	0.00
ProFund VP Health Care	10.00	10.56	0.00
ProFund VP Industrials	10.00	9.90	0.00
ProFund VP Internet	10.00	9.86	0.00
ProFund VP Japan	10.00	10.19	0.00
ProFund VP Large-Cap Growth	10.00	10.49	0.00
ProFund VP Large-Cap Value	10.00	10.75	0.00
ProFund VP Mid-Cap Growth	10.00	9.57	0.00
ProFund VP Mid-Cap Value	10.00	9.92	0.00
ProFund VP Money Market	10.00	10.01	0.00
ProFund VP Oil & Gas	10.00	10.20	0.00
ProFund VP OTC	10.00	10.08	0.00
ProFund VP Pharmaceuticals	10.00	10.77	0.00
ProFund VP Precious Metals	10.00	8.53	0.00
ProFund VP Real Estate	10.00	11.80	0.00
ProFund VP Rising Rates Opportunity	10.00	9.13	0.00
ProFund VP Semiconductor	10.00	8.95	0.00
ProFund VP Short Dow 30	10.00	9.17	0.00
ProFund VP Short Mid-Cap	10.00	10.07	0.00
ProFund VP Short OTC	10.00	9.71	0.00
ProFund VP Short Small-Cap	10.00	9.65	0.00
ProFund VP Small-Cap	10.00	9.94	0.00
ProFund VP Small-Cap Growth	10.00	9.63	0.00
ProFund VP Small-Cap Value	10.00	10.08	0.00
ProFund VP Technology	10.00	10.22	0.00
ProFund VP Telecommunications	10.00	11.68	0.00
ProFund VP U.S. Government Plus	10.00	10.81	0.00
ProFund VP UltraBull	10.00	11.15	0.00
ProFund VP UltraMid-Cap	10.00	9.34	0.00
ProFund VP UltraOTC	10.00	9.98	0.00
ProFund VP UltraSmall-Cap	10.00	9.84	0.00
ProFund VP Utilities	10.00	11.65	0.00
Rydex VT Dynamic Dow Fund	10.00	11.47	0.00
Rydex VT Dynamic OTC Fund	10.00	9.98	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.16	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.43	0.00
Rydex VT U.S. Government Money Market Fund	10.00	10.02	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.80	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.74	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.59	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.92	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.77	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.73	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.22	0.00

Table 43 – 3.85% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

AIM V.I. Basic Value Series II	10.00	10.46	0.00
AIM V.I. Global Real Estate Series II	10.00	12.57	0.00
AIM V.I. International Growth Series II	10.00	10.86	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.25	0.00
Alger American Small Capitalization	10.00	10.15	0.00
American Century VP Income & Growth Fund	10.00	10.88	0.00
American Century VP International Fund	10.00	10.62	0.00
American Century VP Large Company Value Fund	10.00	10.99	0.00
American Century VP Mid Cap Value Fund	10.00	10.87	0.00
American Century VP Ultra Fund	10.00	9.54	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.77	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	10.99	0.00
DireXion Dynamic HY Bond Fund	10.00	10.07	0.00
DireXion Evolution Managed Bond Fund	10.00	10.01	0.00
DireXion Evolution All-Cap Equity	10.00	9.68	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.00	0.00
Dreyfus VIF International Value Portfolio	10.00	10.44	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.37	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.00	9.74	0.00
PIMCO VIT All Asset Portfolio	10.00	10.69	0.00
PIMCO VIT High Yield Portfolio	10.00	10.36	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.08	0.00
PIMCO VIT Real Return Portfolio	10.00	10.00	0.00
PIMCO VIT Total Return Portfolio	10.00	10.20	0.00
ProFund Access VP High Yield	10.00	9.98	0.00
ProFund VP Asia 30	10.00	11.29	0.00
ProFund VP Banks	10.00	10.54	0.00
ProFund VP Basic Materials	10.00	9.77	0.00
ProFund VP Bear	10.00	9.30	0.00
ProFund VP Biotechnology	10.00	10.07	0.00
ProFund VP Bull	10.00	10.62	0.00
ProFund VP Consumer Goods	10.00	10.81	0.00
ProFund VP Consumer Services	10.00	10.65	0.00
ProFund VP Dow 30	10.00	11.13	0.00
ProFund VP Europe 30	10.00	10.26	0.00
ProFund VP Financials	10.00	10.83	0.00
ProFund VP Health Care	10.00	10.56	0.00
ProFund VP Industrials	10.00	9.90	0.00
ProFund VP Internet	10.00	9.86	0.00
ProFund VP Japan	10.00	10.19	0.00
ProFund VP Large-Cap Growth	10.00	10.48	0.00
ProFund VP Large-Cap Value	10.00	10.74	0.00
ProFund VP Mid-Cap Growth	10.00	9.56	0.00
ProFund VP Mid-Cap Value	10.00	9.92	0.00
ProFund VP Money Market	10.00	10.00	0.00
ProFund VP Oil & Gas	10.00	10.20	0.00
ProFund VP OTC	10.00	10.08	0.00
ProFund VP Pharmaceuticals	10.00	10.77	0.00
ProFund VP Precious Metals	10.00	8.53	0.00
ProFund VP Real Estate	10.00	11.79	0.00
ProFund VP Rising Rates Opportunity	10.00	9.13	0.00
ProFund VP Semiconductor	10.00	8.95	0.00
ProFund VP Short Dow 30	10.00	9.16	0.00
ProFund VP Short Mid-Cap	10.00	10.06	0.00
ProFund VP Short OTC	10.00	9.71	0.00
ProFund VP Short Small-Cap	10.00	9.65	0.00
ProFund VP Small-Cap	10.00	9.93	0.00
ProFund VP Small-Cap Growth	10.00	9.62	0.00
ProFund VP Small-Cap Value	10.00	10.07	0.00
ProFund VP Technology	10.00	10.22	0.00
ProFund VP Telecommunications	10.00	11.68	0.00
ProFund VP U.S. Government Plus	10.00	10.81	0.00
ProFund VP UltraBull	10.00	11.14	0.00
ProFund VP UltraMid-Cap	10.00	9.33	0.00
ProFund VP UltraOTC	10.00	9.98	0.00
ProFund VP UltraSmall-Cap	10.00	9.83	0.00
ProFund VP Utilities	10.00	11.64	0.00
Rydex VT Dynamic Dow Fund	10.00	11.47	0.00
Rydex VT Dynamic OTC Fund	10.00	9.97	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.15	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.43	0.00
Rydex VT U.S. Government Money Market Fund	10.00	10.01	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.80	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.74	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.59	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.92	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.76	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.73	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.21	0.00

Table 44 – 3.90% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

AIM V.I. Basic Value Series II	10.00	10.46	0.00
AIM V.I. Global Real Estate Series II	10.00	12.57	0.00
AIM V.I. International Growth Series II	10.00	10.86	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.25	0.00
Alger American Small Capitalization	10.00	10.15	0.00
American Century VP Income & Growth Fund	10.00	10.88	0.00
American Century VP International Fund	10.00	10.62	0.00
American Century VP Large Company Value Fund	10.00	10.99	0.00
American Century VP Mid Cap Value Fund	10.00	10.86	0.00
American Century VP Ultra Fund	10.00	9.53	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.76	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	10.99	0.00
DireXion Dynamic HY Bond Fund	10.00	10.07	0.00
DireXion Evolution Managed Bond Fund	10.00	10.00	0.00
DireXion Evolution All-Cap Equity	10.00	9.68	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.00	0.00
Dreyfus VIF International Value Portfolio	10.00	10.44	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.37	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.00	9.74	0.00
PIMCO VIT All Asset Portfolio	10.00	10.69	0.00
PIMCO VIT High Yield Portfolio	10.00	10.36	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.08	0.00
PIMCO VIT Real Return Portfolio	10.00	10.00	0.00
PIMCO VIT Total Return Portfolio	10.00	10.19	0.00
ProFund Access VP High Yield	10.00	9.98	0.00
ProFund VP Asia 30	10.00	11.29	0.00
ProFund VP Banks	10.00	10.54	0.00
ProFund VP Basic Materials	10.00	9.77	0.00
ProFund VP Bear	10.00	9.30	0.00
ProFund VP Biotechnology	10.00	10.07	0.00
ProFund VP Bull	10.00	10.62	0.00
ProFund VP Consumer Goods	10.00	10.80	0.00
ProFund VP Consumer Services	10.00	10.64	0.00
ProFund VP Dow 30	10.00	11.13	0.00
ProFund VP Europe 30	10.00	10.25	0.00
ProFund VP Financials	10.00	10.83	0.00
ProFund VP Health Care	10.00	10.55	0.00
ProFund VP Industrials	10.00	9.89	0.00
ProFund VP Internet	10.00	9.86	0.00
ProFund VP Japan	10.00	10.19	0.00
ProFund VP Large-Cap Growth	10.00	10.48	0.00
ProFund VP Large-Cap Value	10.00	10.74	0.00
ProFund VP Mid-Cap Growth	10.00	9.56	0.00
ProFund VP Mid-Cap Value	10.00	9.92	0.00
ProFund VP Money Market	10.00	10.00	0.00
ProFund VP Oil & Gas	10.00	10.19	0.00
ProFund VP OTC	10.00	10.08	0.00
ProFund VP Pharmaceuticals	10.00	10.76	0.00
ProFund VP Precious Metals	10.00	8.53	0.00
ProFund VP Real Estate	10.00	11.79	0.00
ProFund VP Rising Rates Opportunity	10.00	9.13	0.00
ProFund VP Semiconductor	10.00	8.94	0.00
ProFund VP Short Dow 30	10.00	9.16	0.00
ProFund VP Short Mid-Cap	10.00	10.06	0.00
ProFund VP Short OTC	10.00	9.71	0.00
ProFund VP Short Small-Cap	10.00	9.65	0.00
ProFund VP Small-Cap	10.00	9.93	0.00
ProFund VP Small-Cap Growth	10.00	9.62	0.00
ProFund VP Small-Cap Value	10.00	10.07	0.00
ProFund VP Technology	10.00	10.22	0.00
ProFund VP Telecommunications	10.00	11.67	0.00
ProFund VP U.S. Government Plus	10.00	10.80	0.00
ProFund VP UltraBull	10.00	11.14	0.00
ProFund VP UltraMid-Cap	10.00	9.33	0.00
ProFund VP UltraOTC	10.00	9.98	0.00
ProFund VP UltraSmall-Cap	10.00	9.83	0.00
ProFund VP Utilities	10.00	11.64	0.00
Rydex VT Dynamic Dow Fund	10.00	11.47	0.00
Rydex VT Dynamic OTC Fund	10.00	9.97	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.15	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.43	0.00
Rydex VT U.S. Government Money Market Fund	10.00	10.01	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.80	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.73	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.59	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.92	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.76	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.73	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.21	0.00

FINANCIAL STATEMENTS

The financial statements of Midland National Life Insurance Company should be considered only as bearing on the ability of Midland National to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of Separate Account C.
          MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)

          CONSOLIDATED FINANCIAL STATEMENTS

          FOR THE YEARS ENDED DECEMBER 31, 2011 and 2010

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)

--------------------------------------------------------------------------------

Report of Independent Auditors                                               1

Midland National Life Insurance Company and Subsidiaries
   Consolidated Financial Statements

     Consolidated Balance Sheets as of December 31, 2011 and 2010            2

     Consolidated Statements of Income for the years ended
        December 31, 2011, 2010 and 2009                                     3

     Consolidated Statements of Stockholder's Equity and
       Comprehensive Income (Loss) for the years ended
        December 31, 2011, 2010 and 2009                                     4

     Consolidated Statements of Cash Flows for the years
        ended December 31, 2011, 2010 and 2009                               5

     Notes to Consolidated Financial Statements                              7

             Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of
   Midland National Life Insurance Company and Subsidiaries

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, of stockholder's equity, and of cash flows present fairly, in all material respects, the financial position of Midland
National Life Insurance Company and Subsidiaries (the "Company") at December 31,
2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board United States). Those
standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

March 28, 2012

--------------------------------------------------------------------------------
PricewaterhouseCoopers LLP, One North Wacker, Chicago, IL  60606
T: (312)298-2000, F: (312) 298-2001, www.pwc.com/us

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 2011 and 2010
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                            2011                2010
                                                                                    ------------------  ------------------
ASSETS
Investments
    Fixed maturities, available for sale, at fair value                                   $27,210,029        $ 24,516,373
    Equity securities, at fair value                                                          406,809             424,953
    Mortgage loans                                                                            490,031             247,133
    Policy loans                                                                              340,731             333,186
    Short-term investments                                                                    290,070             248,637
    Derivative instruments                                                                    235,342             425,656
    Other invested assets                                                                     889,972             983,630
                                                                                    ------------------  ------------------
       Total investments                                                                   29,862,984          27,179,568

Cash                                                                                          165,611              50,517
Accrued investment income                                                                     258,004             237,447
Deferred policy acquisition costs                                                           1,397,148           1,502,244
Deferred sales inducements                                                                    374,354             455,628
Present value of future profits of acquired businesses                                         17,176              21,015
Federal income tax asset, net                                                                       -              58,019
Other receivables, other assets and property, plant and equipment                             114,550             146,950
Reinsurance receivables                                                                     2,075,717           1,889,376
Separate account assets                                                                       884,513           1,001,274
                                                                                    ------------------  ------------------
       Total assets                                                                       $35,150,057         $32,542,038
                                                                                    ==================  ==================

LIABILITIES
Policyholder account balances                                                             $26,320,092        $ 24,817,393
Policy benefit reserves                                                                     1,129,354           1,049,300
Policy claims and benefits payable                                                            132,627             119,949
Repurchase agreements, other borrowings and collateral on
    derivative instruments                                                                  2,599,406           2,527,412
Derivative instruments                                                                         13,134              10,541
Federal income tax liability, net                                                             340,860                   -
Other liabilities                                                                             584,434             729,027
Separate account liabilities                                                                  884,513           1,001,274
                                                                                    ------------------  ------------------
       Total liabilities                                                                   32,004,420          30,254,896
                                                                                    ------------------  ------------------

STOCKHOLDER'S EQUITY
Common stock, $1 par value, 1,000 shares authorized,
  issued and outstanding                                                                        2,549               2,549
Additional paid-in capital                                                                    354,208             335,907
Retained earnings                                                                           2,032,987           1,860,073
Accumulated other comprehensive income (loss)                                                 755,893              88,613
                                                                                    ------------------  ------------------
       Total stockholder's equity                                                           3,145,637           2,287,142
                                                                                    ------------------  ------------------
          Total liabilities and stockholder's equity                                      $35,150,057         $32,542,038
                                                                                    ==================  ==================

The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 and 2009
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                    2011              2010               2009
                                                                              -----------------  ----------------   ----------------

REVENUES
Premiums                                                                            $  164,718         $ 146,850          $ 147,415
Interest sensitive life and investment product charges                                 338,445           303,991            295,560
Net investment income                                                                1,402,512         1,407,708          1,059,608
Net gains (losses) on derivatives and derivative instruments                             5,767           191,371           (157,076)
Net unrealized gain from variable interest entity                                            -                 -             35,795
Net realized investment gains                                                           (8,206)           94,571            154,827

Total other-than-temporary impairment losses                                            (9,853)          (75,139)           (83,778)
Non-credit portion in other comprehensive income                                         2,326             3,557             12,307
                                                                              -----------------  ----------------   ----------------
Net impairment loss recognized in earnings                                              (7,527)          (71,582)           (71,471)

Other income                                                                             9,304            15,045             12,419
                                                                              -----------------  ----------------   ----------------
       Total revenue                                                                 1,905,013         2,087,954          1,477,077
                                                                              -----------------  ----------------   ----------------

BENEFITS AND EXPENSES
Interest credited to policyholder account balances                                     816,565           881,856            541,266
Benefits incurred                                                                      261,976           302,497            238,071
Amortization of deferred sales inducements                                              78,438            80,765             60,246
                                                                              -----------------  ----------------   ----------------
       Total benefits                                                                1,156,979         1,265,118            839,583

Operating and other expenses (net of commissions and other
    expenses deferred)                                                                 139,279           116,552            162,648
Amortization of deferred policy acquisition costs and
    present value of future profits of acquired businesses                             212,002           221,904            175,601
                                                                              -----------------  ----------------   ----------------
    Total benefits and expenses                                                      1,508,260         1,603,574          1,177,832
                                                                              -----------------  ----------------   ----------------

    Income before income taxes                                                         396,753           484,380            299,245

Income tax provision                                                                   109,147           131,908            102,308
                                                                              -----------------  ----------------   ----------------
       Net income                                                                      287,606           352,472            196,937

        Less: Net income attributable to noncontrolling interests (net
           of tax $9,992 in 2009)                                                            -                 -            (57,373)
                                                                              -----------------  ----------------   ----------------
    Net income attributable to Midland National Life Ins. Co.                       $  287,606        $  352,472         $  139,564
                                                                              =================  ================   ================

The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME (LOSS)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 and 2009
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------------------

                                                                    Midland National Life Insurance Co. Stockholder's Equity
                                                            ------------------------------------------------------------------------

                                                                                Additional
                                                              Common             Paid-in           Retained        Comprehensive
                                                               Stock             Capital           Earnings           Income
                                                            ---------------  -----------------  ----------------  -----------------
Balance, December 31, 2008                                       $   2,549         $  318,707       $ 1,504,864
Cumulative effect of non-credit impairment losses
    from prior periods (net of tax ($3,796))                                                              7,050
Comprehensive income  (loss)
    Net income                                                                                          139,564          $ 139,564
    Other comprehensive income  (loss)
      Net unrealized gain on available-for-sale investments,
        non-credit portion of OTTI, and certain interest
        rate swaps (net of tax $165,204)                                                                                   306,808
      Pension liability (net of tax ($1,200))                                                                               (2,229)
      Post-retirement liability (net of tax $340)                                                                              630
                                                                                                                  -----------------
        Comprehensive (loss)                                                                                             $ 444,773
                                                                                                                  =================
Equity transactions with noncontrolling interests, net                                (16,880)
Capital contribution
Dividends paid on common stock                                                                          (51,617)
                                                            ---------------  -----------------  ----------------
Balance, December 31, 2009                                           2,549            301,827         1,599,861
Deconsolidation of variable interest entity                                            16,880
Comprehensive income  (loss)
    Net income                                                                                          352,472            352,472
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments
        non-credit portion of OTTI, and certain interest
        rate swaps (net of tax $310,610)                                                                                   576,847
      Pension liability (net of tax ($1,760))                                                                               (3,269)
      Post-retirement liability (net of tax ($654))                                                                         (1,214)
                                                                                                                  -----------------
        Comprehensive income                                                                                               924,836
                                                                                                                  =================
Capital contribution                                                                    5,000
Employee stock ownership plan                                                          12,200
Dividends paid on common stock                                                                          (92,260)
                                                            ---------------  -----------------  ----------------
Balance, December 31, 2010                                           2,549            335,907         1,860,073
Comprehensive income  (loss)
    Net income                                                                                          287,606            287,606
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments
        non-credit portion of OTTI, and certain interest
        rate swaps (net of tax $363,131)                                                                                   674,385
      Pension liability (net of tax ($1,755))                                                                               (3,259)
      Post-retirement liability (net of tax ($2,071))                                                                       (3,845)
                                                                                                                  -----------------
        Comprehensive income                                                                                          $    954,886
                                                                                                                  =================
Capital contribution                                                                    5,000
Employee stock ownership plan                                                          13,301
Dividends paid on common stock                                                                         (114,692)
                                                            ---------------  -----------------  ----------------
Balance, December 31, 2011                                       $   2,549         $  354,208       $ 2,032,987
                                                            ===============  =================  ================

The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME (LOSS)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 and 2009
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------------------

                                                                    Midland National Life Insurance Co. Stockholder's Equity
                                                            ------------------------------------------------------------------------
                                                                   Accumulated
                                                                      Other                                        Total
                                                                Comprehensive             Noncontrolling      Stockholder's
                                                                Income (Loss)             Interest              Equity
                                                            ----------------------     ----------------     ----------------
Balance, December 31, 2008                                           $   (781,910)           $ 133,837           $1,178,047
Cumulative effect of non-credit impairment losses
    from prior periods (net of tax ($3,796))                               (7,050)                                        -
Comprehensive income  (loss)
    Net income                                                                                  57,373              196,937
    Other comprehensive income  (loss)
      Net unrealized gain on available-for-sale investments,
        non-credit portion of OTTI, and certain interest
        rate swaps (net of tax $165,204)                                  306,808                                   306,808
      Pension liability (net of tax ($1,200))                              (2,229)                                   (2,229)
      Post-retirement liability (net of tax $340)                             630                                       630

        Comprehensive (loss)

Equity transactions with noncontrolling interests, net                                          16,880
Capital contribution                                                                           296,100              296,100
Dividends paid on common stock                                                                                      (51,617)
                                                            ----------------------     ----------------     ----------------
Balance, December 31, 2009                                               (483,751)             504,190            1,924,676
Deconsolidation of variable interest entity                                                   (504,190)            (487,310)
Comprehensive income  (loss)
    Net income                                                                                                      352,472
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments
        non-credit portion of OTTI, and certain interest
        rate swaps (net of tax $310,610)                                  576,847                                   576,847
      Pension liability (net of tax ($1,760))                              (3,269)                                   (3,269)
      Post-retirement liability (net of tax ($654))                        (1,214)                                   (1,214)

        Comprehensive income

Capital contribution                                                                                                  5,000
Employee stock ownership plan                                                                                        12,200
Dividends paid on common stock                                                                                      (92,260)
                                                            ----------------------     ----------------     ----------------
Balance, December 31, 2010                                                 88,613                    -            2,287,142
Comprehensive income  (loss)
    Net income                                                                                                      287,606
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments
        non-credit portion of OTTI, and certain interest
        rate swaps (net of tax $363,131)                                  674,385                                   674,385
      Pension liability (net of tax ($1,755))                              (3,259)                                   (3,259)
      Post-retirement liability (net of tax ($2,071))                      (3,845)                                   (3,845)

        Comprehensive income

Capital contribution                                                                                                  5,000
Employee stock ownership plan                                                                                        13,301
Dividends paid on common stock                                                                                     (114,692)
                                                            ----------------------     ----------------     ----------------
Balance, December 31, 2011                                           $    755,893              $     -           $3,145,637
                                                            ======================     ================     ================

The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010, and 2009
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------------------

                                                                             2011               2010               2009
                                                                       -----------------   ----------------   ----------------

OPERATING ACTIVITIES
Net income                                                                   $  287,606          $ 352,472          $ 196,937
Adjustments to reconcile net income to net cash
    provided by operating activities
    Amortization of deferred policy acquisition costs,
        deferred sales inducements and present value
        of future profits of acquired businesses                                290,440            302,669            235,847
    Net amortization of premiums and discounts
        on investments                                                         (154,194)          (131,051)           (89,973)
    Amortization of index options                                               289,043            179,637            165,439
    Employee stock ownership plan                                                13,301             12,200                  -
    Policy acquisition costs deferred                                          (252,737)          (263,602)          (214,843)
    Sales inducements deferred                                                  (81,990)           (92,589)           (74,579)
    Net realized investment (gains) losses and net
        impairment losses recognized in earnings                                 15,733            (22,989)           (83,356)
    Net (gains) losses on derivatives and derivative
        instruments                                                              (5,767)          (191,371)           157,076
    Net unrealized gains from variable interest entity                                -                  -            (35,795)
    Provision (benefit) for deferred income taxes                                90,940             20,151            (17,781)
    Net interest credited and product charges on
        universal life and investment policies                                  746,935            895,216            436,536
    Changes in other assets and liabilities
       Net receivables                                                          (79,743)           (23,954)           (57,028)
       Net payables                                                              24,388             71,909            125,697
       Policy benefits                                                           52,526            102,645             55,813
       Other, net                                                               (44,448)           (49,117)              (567)
                                                                       -----------------   ----------------   ----------------
      Net cash provided by operating activities                               1,192,033          1,162,226            799,423
                                                                       -----------------   ----------------   ----------------

The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.) CONSOLIDATED STATEMENTS OF CASH
FLOWS (continued) FOR THE YEARS ENDED DECEMBER 31, 2011, 2010, and 2009
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------------------

                                                                             2011               2010               2009
                                                                       -----------------   ----------------   ----------------
INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid
    Fixed maturities                                                        $ 4,255,557        $ 5,026,800        $ 7,712,355
    Equity securities                                                           131,333            224,575            100,281
    Mortgage loans                                                               53,944             52,252             33,601
    Derivative instruments                                                            -                  -              9,987
    Other invested assets                                                       206,589             52,778             37,206
Cost of investments acquired
    Fixed maturities                                                         (5,571,152)        (6,821,533)        (9,049,051)
    Equity securities                                                           (61,026)          (160,158)          (102,725)
    Mortgage loans                                                             (307,412)           (61,773)           (25,893)
    Derivative instruments                                                     (242,316)          (125,959)          (162,597)
    Other invested assets                                                       (21,548)           (31,865)           (28,219)
Change in cash due to deconsolidation of VIE                                          -           (159,827)                 -
Net change in policy loans                                                       (7,545)           (17,207)              (487)
Net change in short-term investments                                            (41,433)           104,634           (175,000)
Net change in collateral on derivatives                                         (49,878)           (86,174)           183,681
Net change in amounts due to/from brokers                                      (160,148)            30,861            144,838
                                                                       -----------------   ----------------   ----------------
      Net cash used in investing activities                                  (1,815,035)        (1,972,596)        (1,322,023)
                                                                       -----------------   ----------------   ----------------

FINANCING ACTIVITIES
Receipts from universal life and investment  products                       $ 2,966,600        $ 2,906,068        $ 2,779,877
Benefits paid on universal life and investment  products                     (2,240,684)        (2,189,030)        (2,076,795)
Net change in repurchase agreements and other borrowings                        121,872            (38,643)          (258,701)
Receipts related to noncontrolling interests - net                                    -                  -            296,100
Capital contributions received                                                    5,000              5,000                  -
Dividends paid on common stock                                                 (114,692)           (92,257)           (51,617)
                                                                       -----------------   ----------------   ----------------
      Net cash provided by financing activities                                 738,096            591,138            688,864
                                                                       -----------------   ----------------   ----------------

Net increase (decrease) in cash                                                 115,094           (219,232)           166,264

Cash at beginning of year                                                        50,517            269,749            103,485
                                                                       -----------------   ----------------   ----------------

Cash at end of year                                                          $  165,611           $ 50,517          $ 269,749
                                                                       =================   ================   ================

SUPPLEMENTAL INFORMATION
    Cash paid during the year for
      Income taxes, paid to parent                                             $ 62,700           $ 51,374          $ 204,153
      Interest on other borrowings                                                1,940              2,381              4,594

The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in Thousands)
------------------------------------------------------------------------------------------------------------------------

1.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Organization

        Midland National Life Insurance Company and Subsidiaries ("Midland
        National" or the "Company") is a wholly owned subsidiary of Sammons
        Financial Group, Inc. ("SFG"). SFG Reinsurance Company ("SFG Re"), a
        subsidiary of Midland National, is a captive reinsurance company domiciled in South Carolina. MNL Reinsurance Company ("MNL Re") and
        Solberg Reinsurance Company ("Solberg Re"), subsidiaries of Midland
        National, are captive reinsurance companies domiciled in Iowa. Midland
        National Services Company ("MNSC") is a Delaware limited liability company created as a wholly owned subsidiary of Midland National to hold agreed amounts for payment of facility fees and other amounts due under a credit facility agreement that governs a letter of credit arrangement between several SFG entities and a large commercial bank. Together, these companies offer individual life and annuity products in 49 states and the District of Columbia. The Company is affiliated through common ownership with North American Company for Life and Health Insurance
        ("North American").

        Midland National is a limited partner in Guggenheim Partners
        Opportunistic Investment Grade Securities Fund, LLC ("the Fund"), a
        private investment company and variable interest entity. In 2009,
        Midland National was considered the primary beneficiary under accounting guidance previously in effect and owned 50.9% of the Fund. As the primary beneficiary, the Company consolidated the Fund in its consolidated financial statements. In accordance with new guidance issued by the Financial Accounting Standards Board ("FASB"), the Company
        deconsolidated the Fund as of January 1, 2010. See Note 6 for further discussion of the deconsolidation of the Fund.

        Basis of presentation

        The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of
        America ("GAAP") and reflect the consolidation of the Company with its wholly owned subsidiaries and all entities for which it holds a controlling financial interest. Significant intercompany transactions have been eliminated in consolidation.

        The Company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity ("VIE").

        Voting interest entities are entities in which the total equity investment at risk is sufficient to enable the entity to finance its activities independently and the equity holders have the obligation to absorb losses, the right to receive residual returns, and the right to make decisions about the entity's activities. The usual condition for a controlling financial interest in an entity is ownership of a majority voting interest. Accordingly, the Company consolidates voting interest entities in which it has a majority voting interest.

        When the Company does not have a controlling financial interest in an entity but exerts significant influence over the entity's operating and financial policies (generally defined as owning a voting interest of 20%
        to 50%) and has an investment in common stock or in-substance common stock, the Company accounts for its investment using the equity method of accounting. For certain limited partnerships, the threshold for the equity method of accounting is 5%.

        During 2009, the FASB issued revised guidance effective January 1, 2010, related to VIEs whereby an enterprise is required to perform an analysis on all entities with which it has a financial interest. The analysis requires the evaluation of several characteristics, including the determination of whether an entity has sufficient equity at risk to allow it to adequately finance its activities, the determination of whether the party with the power to direct the activities of the entity has equity investment at risk in the entity, and whether the equity investment at risk lacks the obligation to absorb expected losses or the right to receive expected residual returns. If an entity is determined to be a VIE, the next step is the identification of the primary beneficiary of the VIE. An enterprise is deemed to be the primary beneficiary of a VIE if it has both (i) the power to direct the activities of the entity that most significantly impact the VIE's economic success and (ii) has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE, or both. The
        Company determines whether it is the primary beneficiary of a VIE by performing an analysis that principally considers: (i) the VIE's purpose and design, including the risks the VIE was designed to create and pass through to its variable interest holders, (ii) the VIE's capital structure, (iii) the terms between the VIE and its variable interest holders and other parties involved with the VIE, (iv) which variable interest holders have the power to direct the activities of the VIE that most significantly impact the VIE's economic performance, (v) which variable interest holders have the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE and (vi) related party relationships. The party that is the primary beneficiary consolidates the financial results of the VIE. The Company will continue to assess its investments on an ongoing basis as circumstances may change whereby an entity could be determined to be a VIE. The Company could become a primary beneficiary in such a VIE, or an entity's characteristics could change whereby it is no longer a VIE. All of these situations could potentially have a corresponding impact on the Company's consolidated financial statements.

        See Note 6 for further discussion related to the Company's involvement with VIEs.

        Use of estimates

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates.

        The most significant areas which require the use of management's estimates relate to the determination of the fair values of financial assets and liabilities, derivatives and derivative instruments, impairment of securities, income taxes, deferred policy acquisition costs ("DAC"), deferred sales inducements ("DSI"), present value of future profits of acquired businesses ("PVFP"), reinsurance receivables and policy benefit reserves for traditional life insurance policies.

        Interest rate risk

        The Company is subject to the risk that interest rates will change and cause changes in investment prepayments and changes in the value of its investments. Policyholder persistency is also affected by changes in interest rates. The Company manages its interest rate risk by monitoring its asset and liability durations within a predetermined range. It will mitigate this risk by rebalancing assets when it approaches the boundaries of the predetermined range. To the extent that fluctuations in interest rates cause the cash flows and duration of assets and liabilities to differ from product pricing assumptions, the Company may have to sell assets prior to their maturity and realize a loss.

        Liquidity risk

        Market conditions for fixed income securities could be such that illiquidity in the markets could make it difficult for the Company to sell certain securities and generate cash to meet policyholder obligations. Management believes it has adequate liquidity in its investment portfolio and other sources of funds to meet any future policyholder obligations.

        Counterparty risk

        The Company enters into derivative and repurchase agreements with various financial institution counterparties. The Company is at risk that any particular counterparty will fail to fulfill its obligations under outstanding agreements. The Company limits this risk by selecting counterparties with long-standing performance records and with credit ratings of "A" or above. The amount of exposure to each counterparty is essentially the net replacement cost or market value for such agreements with each counterparty, as well as any interest due the Company from the last interest payment period less any collateral posted by the Company or counterparty.

        Fair value of financial assets, financial liabilities, and financial instruments

        The Company can elect an option to record at fair value certain financial assets and financial liabilities. The election is irrevocable and is made contract by contract. The Company has elected to utilize the fair value option for certain fixed income securities designated as hybrid instruments.

        Fair value estimates are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Accordingly, the aggregate fair value amounts presented in Note 3 may not represent the underlying value to the Company.

        The Company uses the following methods and assumptions in estimating the fair value of its financial instruments:

        Available-for-sale securities

        Fair value for fixed maturity securities is obtained primarily from independent pricing sources, broker quotes and fair value/cash flow models. Fair value is based on quoted market prices, where available.
        For fixed maturities not actively traded, fair value is estimated using values obtained from independent pricing services or broker quotes.When values are not available from pricing services or broker quotes, such as private placements including corporate securities and asset-backed securities and residential mortgage-backed securities, fair value may be estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of equity securities is based on quoted market prices, where available, and for those equity securities not actively traded, fair values are obtained from independent pricing services or from internal fair value/cash flow models.

        Mortgage loans

        Fair value for mortgage loans is estimated using a duration-adjusted pricing methodology that reflects changes in market interest rates and the specific interest-rate sensitivity of each mortgage. Price changes derived from the monthly duration-adjustments are applied to the mortgage portfolio. Each mortgage modeled is assigned a spread corresponding to its risk profile for valuation purposes. For fair value reporting purposes, these spreads are adjusted for current market conditions. Fair value is also adjusted by internally generated illiquidity and default factors.

        Short-term investments

        The carrying amounts for short-term investments, which primarily consist of commercial paper, money market funds and fixed income securities acquired with less than one year to maturity, approximate fair value due to their short-term nature.

        Derivative instruments

        Fair value for options are based on internal financial models or counterparty quoted prices. Variation margin accounts, consisting of cash balances applicable to open futures contracts, held by counterparties are reported at the cash balances, which is equal to fair value. Fair value for interest rate swaps, credit default swaps, interest rate floors and other derivatives is based on exchange prices, broker quoted prices or fair values provided by the counterparties.

        Other invested assets

        Other invested assets consist primarily of limited partnerships. The
        Company measures the fair value of these investments on the basis of the net asset value per share of the investment (or its equivalent) if the net asset value of the investment (or its equivalent) is calculated in a manner consistent with the measurement guidance issued by the FASB for investment companies as of the reporting entity's measurement date.

        Reinsurance receivables - embedded derivatives from reinsurance ceded

        Fair value for embedded derivatives related to coinsurance with funds withheld treaties for indexed annuities is determined based on fair values of the financial instruments in the funds withheld portfolios and on models the Company has developed to estimate the fair values of the liabilities ceded.

        Separate account assets

        Separate account assets are reported at fair value in the consolidated balance sheets based on quoted net asset values of the underlying mutual funds.

        Policyholder account balances

        Fair value for the Company's liabilities under investment-type insurance contracts is estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.
        The reported value of the Company's investment-type insurance contracts includes the fair value of indexed life and annuity embedded derivatives which are calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect credit risk and an additional provision for adverse deviation.

        Repurchase agreements, other borrowings and collateral on derivative instruments

        The fair value of the Company's repurchase agreements is tied to the market value of the underlying collateral securities. The fair value of other borrowings which consist of borrowings from the Federal Home Loan
        Bank of Des Moines ("FHLB"), approximates its reported value due to its short maturity. The fair value of collateral on derivative instruments approximates the carrying value due to the short-term nature of the investment. These investments primarily consist of money market funds.

        Investments and investment income

        Available-for-sale securities

        The Company is required to classify its fixed maturity investments
        (bonds and redeemable preferred stocks) and equity securities (common and non-redeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity;" securities that are held for current resale are classified as "trading securities;" and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the consolidated balance sheets. The Company currently has no securities classified as held-to-maturity or trading.

        Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at fair value with the unrealized holding gains (losses) and non-credit related impairment losses included as a component of other comprehensive income
        (loss) ("OCI") in the consolidated statements of stockholder's equity.
        OCI is reported net of related adjustments to DAC, DSI, deferred income taxes, and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains (losses).

        For collateralized mortgage obligations ("CMOs") and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income.
        Included in this category is approximately $109,464 and $84,434 of mortgaged-backed securities that are all or partially collateralized by sub-prime mortgages at December 31, 2011 and 2010, respectively. A sub-prime mortgage is defined as a mortgage with one or more of the following attributes: weak credit score, high debt-to-income ratio, high loan-to-value ratio or undocumented income. In recent years, the deterioration in the sub-prime mortgage market has had an adverse impact on the overall credit markets, particularly related to the fair values of CMOs and other asset-backed securities. The Company is exposed to credit risk associated with the sub-prime lending market and continues to monitor these investments in connection with the Company's other-than-temporary impairment ("OTTI") policy. At December 31, 2011 and 2010, 62% and 76%, respectively of the Company's securities with sub-prime exposure are rated as investment grade.

        Mortgage loans

        Mortgage loans consist principally of commercial mortgage loans and are carried at the adjusted unpaid balances. The Company's lending policies allow for primarily first-lien mortgages that do not exceed 75% of the fair market value of the property allowing for sufficient excess collateral to absorb losses should we be required to foreclose and take possession of the collateral. The mortgage portfolio invests primarily in larger metropolitan areas across the U.S. and is diversified by type of property. Property and casualty insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. Interest income on non-performing loans is generally recognized on a cash basis. During 2011, twenty-three new mortgages were originated for $305,400, and during 2010 six new mortgages were originated for $58,890.

        The following table includes a breakdown of the Company's mortgage loans by property type as of December 31, 2011:

                                            Percentage
                                         -----------------

         Hotel                                        30%
         Office                                       23%
         Multi-family                                 16%
         Retail                                       16%
         Residential                                   6%
         Industrial                                    4%
         Other                                         5%

        Approximately 52% of the mortgage loans are on properties located in the following states as of December 31, 2011:

                                            Percentage
                                         -----------------

         California                                   20%
         Georgia                                      12%
         Arizona                                      10%
         North Carolina                               10%

        The Company's mortgage loan portfolio includes reverse mortgages, which are first liens on the related residential properties located primarily in California and Florida. At December 31, 2011, the reported value of these reverse mortgages was $29,301. Income on reverse mortgages is recognized using an effective yield based on the contractual interest rate and anticipated repayment of the mortgage. The maximum percentage of any one loan to the value of the underlying property at the time the loan was initiated was 80% for all standard mortgage loans. The reverse mortgages have a Principal Limit Factor ("PLF") that defines the maximum amount that can be advanced to a borrower. The PLF is a function of the age of the borrower and co-borrower, if any, and the appraised value of the residential property. The maximum PLF in the Company's reverse mortgage portfolio is 62.5% of the underlying property value at the time of mortgage origination.

        The Company reviews its mortgage loans for impairment on an on-going basis. It considers such factors as delinquency of payments, decreases in the value of underlying properties, the financial condition of the mortgagee and the impact of general economic conditions in the geographic areas of the properties collateralizing the mortgages. Once the determination is made that a mortgage loan is impaired, the primary consideration used to determine the amount of the impairment is the fair market value of the underlying property. The Company assumes it would receive the proceeds from the sale of the underlying property less sale expenses. As a result of this review, the Company recognized impairment charges against earnings of $397 (two loans), $1,036 (two loans), and
        $1,530 (four loans) for the years ended December 31, 2011, 2010 and
        2009, respectively. In addition, the Company has an allowance for mortgage loan credit losses of $2,000, $0 and $0 at December 31, 2011,
        2010 and 2009, respectively. The Company determined the allowance through an analysis of specific loans that are believed to have a higher risk of credit impairment.

        Policy loans

        Policy loans are carried at unpaid principal balances.

        Short-term investments

        Short-term investments primarily include commercial paper and fixed income securities, stated at amortized cost, and money market funds, stated at cost, acquired with less than one year to maturity.

        Derivative instruments

        Derivative instruments consist of options, futures, interest rate floors, interest rate and credit default swaps. Options, interest rate floors, interest rate swaps and credit default swaps are reported at fair value. Futures are reported at the cash balances held in counterparty variation margin accounts, which amount equals fair value.

        Other invested assets

        Other invested assets are primarily comprised of limited partnerships.
        Limited partnerships are recorded on the fair value, cost, equity or consolidation method of accounting depending on the respective ownership percentage, ability to control or election to apply fair value accounting. In most cases, the carrying amounts represent the Company's share of the entity's underlying equity reported in its balance sheet.
        In situations where the Company has an ownership of less than 5%, the limited partnership is carried at cost. These investments are reviewed for impairment on a periodic basis. The aggregate carrying value of investments recorded on the cost method was $36,363 and $39,176 as of
        December 31, 2011 and 2010, respectively.

        Other-than-temporary impairment losses

        The Company reviews its investments to determine if declines in value are other-than-temporary. Improvements in credit markets and a low interest rate environment during 2011 and 2010 resulted in fair value gains in the Company's fixed income securities portfolio. If the fair value of a debt security is less than its amortized cost basis at the balance sheet date, the Company must assess whether the impairment is other-than-temporary. For fixed income securities, the primary factor the Company considers in its assessment of whether a decline in value is other-than-temporary is the issuer's ability to pay the amounts due according to the contractual terms of the investment. Additional factors considered in evaluating whether a decline in value is
        other-than-temporary are the length of time and magnitude by which the fair value is less than amortized cost, adverse conditions specifically related to the security, changes to the rating of the security by a rating agency, changes in the quality of underlying credit enhancements and changes in the fair value of the security subsequent to the balance sheet date.

        When an OTTI has occurred, the amount of the impairment charged against earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis, the entire impairment is recognized as a charge against earnings. If the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security before recovery of its amortized cost basis, the impairment is bifurcated into a credit related loss and a non-credit related loss. The credit related loss is measured as the difference between the present value of cash flows expected to be collected from the debt security and the debt security's amortized cost.
        The amount of the credit related loss is recognized as a charge against earnings. The difference between the unrealized loss on the impaired debt security and the credit related loss charged against earnings is the non-credit related loss that is recognized in accumulated other comprehensive loss.

        The Company uses a single best estimate of cash flows approach and uses the effective yield prior to the date of impairment to calculate the present value of cash flows. The Company's assumptions for residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities and collateralized debt obligations include collateral pledged, scheduled interest payments, default levels, delinquency rates and the level of nonperforming assets for the remainder of the investments' expected term. The Company's assumptions for corporate and other fixed maturity securities include scheduled interest payments and an estimated recovery value, generally based on a percentage return of the current market value.

        After an other-than-temporary write-down, the new cost basis is the prior amortized cost less the credit loss. The adjusted cost basis is generally not adjusted for subsequent recoveries in fair value. However, if the Company can reasonably estimate future cash flows after a write-down and the expected cash flows indicate some or all of the credit related loss will be recovered, the discount or reduced premium recorded is amortized over the remaining life of the security.
        Amortization in this instance is computed using the prospective method and is determined based on the current estimate of the amount and timing of future cash flows.

        During 2011, 2010 and 2009, the Company recorded $7,527, $71,582 and
        $71,471, respectively, of realized losses as a result of OTTI. These losses are included in net impairment loss recognized in earnings in the consolidated statements of income.

        Investment income

        Investment income is recorded when earned. Net realized investment gains
        (losses) are determined on the basis of specific identification of the investments. Dividends are recorded on the ex-dividend date. See Note 4 for further discussion of the Company's investments and investment income.

        Cash

        Cash consists of demand deposits and non-interest bearing deposits held by various commercial and custodial banks. The Company has deposits with certain financial institutions which exceed federally insured limits.
        The Company has reviewed the creditworthiness of these financial institutions and believes there is minimal risk of material loss.

        Derivatives and derivative instruments

        The Company uses derivative instruments to manage its fixed indexed and policy obligation interest guarantees and interest rate and credit risks applicable to its investments. To mitigate these risks, the Company enters interest rate and credit default swap agreements, futures contracts and equity indexed call options. To qualify for hedge accounting, the Company is required to formally document the hedging relationship at the inception of each derivative transaction. This documentation includes the specific derivative instrument, risk management objective, hedging strategy, identification of the hedged item, specific risk being hedged and how effectiveness will be assessed.
        To be considered an effective hedge, the derivative must be highly effective in offsetting the variability of the cash flows or the changes in fair value of the hedged item. Effectiveness is evaluated on a retrospective and prospective basis.

        The changes in fair value of derivative instruments designated as effective cash flow hedges are reported as a component of OCI. For derivatives not designated as effective hedges, the change in fair value is recognized as a component of net gains (losses) on derivatives and derivative instruments in the consolidated statements of income in the period of change.

        Derivative instruments are carried at fair value, with certain changes in fair value reflected in OCI in the consolidated statements of stockholder's equity (for those derivatives designated as effective
        "cash flow hedges") while other changes in derivative fair value related to non-hedge derivatives are reflected as net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        The Company has certain reinsurance arrangements and debt instruments containing embedded derivatives due to the incorporation of credit risk exposures that are not clearly and closely related to the
        creditworthiness of the obligor.

        The agreements between the Company and its derivatives counterparties require the posting of collateral when the market value of the derivative instruments exceeds the cost of the instruments. Collateral posted by counterparties is reported in the consolidated balance sheets in short-term investments with a corresponding liability reported in repurchase agreements, other borrowings and collateral on derivative instruments. Collateral posted by the Company is reported in the consolidated balance sheets as a component of other receivables, other assets and property, plant and equipment.

        See Note 5 for further discussion of the Company's derivatives and derivative instruments.

        Accrued investment income

        Accrued investment income consists of amounts due on invested assets. It excludes amounts the Company does not expect to receive.

        Deferred policy acquisition costs

        Policy acquisition costs that vary with, and are primarily related to the production of new business, are deferred into the DAC asset to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, marketing, policy issuance, underwriting and certain variable agency expenses. For traditional insurance policies, such costs are amortized over the estimated premium paying period of the related policies in proportion to the ratio of the annual premium revenues to the total anticipated premium revenues. For interest sensitive policies, these costs are amortized over the lives of the policies in relation to the present value of actual and estimated gross profits. Recoverability of DAC is evaluated on an annual basis by comparing the current estimate of future profits to the unamortized asset balance.

        See Note 8 for further discussion of the Company's DAC.

        Deferred sales inducements

        The Company defers certain sales inducement costs into a DSI asset.
        Sales inducements consist of premium bonuses and bonus interest on the
        Company's life and annuity products. The Company accounts and reports for certain sales inducements whereby capitalized costs are reported separately in the consolidated balance sheets and the amortization of the capitalized sales inducements is reported as a separate component of insurance benefits in the consolidated statements of income in accordance with authoritative guidance.

        See Note 8 for further discussion of the Company's DSI.

        To the extent that unrealized investment gains or losses on available-for-sale securities would result in an adjustment to the amortization pattern of DAC and DSI had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through OCI as an offset to the unrealized investment gains or losses on available-for-sale securities.

        Present value of future profits of acquired businesses

        The PVFP represents the portion of the purchase price of blocks of businesses that was allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. Based on current conditions and assumptions as to future events, the Company expects to amortize $1,289, $1,143, $1,058, $1,111 and $938 of the existing PVFP over the next five years. Recoverability of the PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

        See Note 8 for further discussion of the Company's PVFP.

        Retrospective adjustments of DAC, DSI, and PVFP are made periodically upon revision of estimates of current or future gross profits on interest sensitive and investment-type products to be realized from a group of policies.

        Reinsurance receivables

        Liabilities ceded to reinsurance companies and receivables related to obligations due from those companies to the Company are reported as reinsurance receivables. Funds withheld liabilities and embedded derivatives associated with certain annuity coinsurance with funds withheld agreements are also reported as reinsurance receivables in the consolidated balance sheets. The Company uses reinsurance risk mitigation on life and annuity products and, in certain cases, capital relief. The Company generally reinsures the excess of each individual risk over $1,000 on ordinary life policies in order to spread its risk of loss. The Company remains contingently liable for the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk. The Company generally reinsures with companies rated "A" or better by A.M. Best. The Company monitors these ratings on an on-going basis as it is at risk that a reinsurer may be downgraded after an agreement has been entered.

        Separate account assets and liabilities

        The separate accounts held by the Company are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company. The
        Company reports its separate account assets at fair value. The underlying investment risks are assumed by the policyholders. The
        Company records the related liabilities at amounts equal to the market value of the underlying assets. The Company reflects these assets and liabilities in separate account assets and liabilities in the consolidated balance sheets. The Company reports the fees earned for administrative and policyholder services performed for the separate accounts as a component of other income in the consolidated statements of income.

        Policy claims and benefits payable

        The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments are reflected in benefits incurred in the consolidated statements of income.

        Recognition of traditional life insurance revenue and policy benefits

        Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of DAC.

        Policy benefit reserves for traditional life insurance policies reported in the consolidated balance sheets of $1,129,354 and $1,049,300 at
        December 31, 2011 and 2010, respectively, generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity and withdrawals that were appropriate at the time the policies were issued or acquired. Interest rate assumptions ranged from and 6.00% to 9.00% in 2011 and 2010.

        Recognition of revenue and policy benefits for interest sensitive life insurance products and investment contracts ("interest sensitive policies")

        Interest sensitive policies are issued on a periodic and single premium basis. Amounts collected are credited to policyholder account balances.
        Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments that support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest and fixed index amounts credited to the account balances.

        Policyholder reserves for universal life and other interest sensitive life insurance and investment contracts, reported in the consolidated balance sheets as policyholder account balances of $26,320,092 and
        $24,817,393 at December 31, 2011 and 2010, respectively, are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest and fixed index credits less withdrawals and charges for mortality, administrative, and policy expenses. Interest crediting rates ranged primarily from 1.00% to 6.60%
        in 2011 and 2010. For certain contracts, these crediting rates extend for periods in excess of one year.

        Repurchase agreements

        As part of its investment strategy, the Company enters into repurchase agreements to increase the Company's investment return. The Company accounts for these transactions as secured borrowings, where the amount borrowed is tied to the market value of the underlying collateral securities. Repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. As of December 31, 2011 and 2010, there were
        $2,185,727 and $2,063,855, respectively, of such agreements outstanding.
        The collateral for these agreements is held in short-term investments and fixed maturities in the consolidated balance sheets.

        Dividends and distributions

        Payment of dividends or other distributions of the insurance subsidiaries are limited by statute, which is generally limited to the greater of the insurance companies' prior year statutory net gain from operations or 10% of the insurance companies' statutory surplus as regards policyholders at the previous year end date.

        See Note 13 for further discussion on the Company's statutory financial data and dividend restrictions.

        Income taxes

        The Company and its eligible subsidiaries file a consolidated Federal income tax return with SEI and its other eligible subsidiaries. The policy for intercompany allocation of Federal income taxes is that the
        Company computes the provision for income taxes on a separate return basis as if the Company and its eligible subsidiaries were filing their own consolidated return. The Company makes payment to, or receives payment from, SEI in the amount it would have paid to, or received from, the Internal Revenue Service ("IRS") had it filed a consolidated tax return with only its own subsidiaries. The separate Company provisions and payments are computed using the tax elections made by SEI.

        The Company recognizes deferred income tax assets and liabilities for the expected future tax effects attributable to temporary differences between the financial statement and tax return bases of assets and liabilities, based on enacted rates and other provisions of the tax laws. The effect of changes in tax laws or rates on deferred tax assets and liabilities is recognized in income in the period in which such change is enacted. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that all or some portion of the deferred tax assets will not be realized.

        If applicable, the Company's liability for income taxes would include a liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the IRS or other taxing jurisdictions. The Company recognizes tax benefits only on tax positions where it is more likely than not to prevail if reviewed by the IRS or another taxing authority.

        Comprehensive income

        Comprehensive income for the Company includes net income and OCI, which includes pension liability and post-retirement liability, net unrealized investment gains (losses) on available-for-sale securities, non-credit portion of OTTI losses, and interest rate swaps accounted for as cash flow hedges (net of related adjustments to intangibles and deferred income taxes).

2.      EFFECTS OF NEW AUTHORITATIVE GUIDANCE

        Recently adopted authoritative guidance

        Fair value measurements

        Effective January 1, 2010, the Company adopted the additional guidance on disclosures for fair value measurements as issued by the FASB. The new disclosures add a requirement to disclose transfers in and out of
        Level 1 and 2 measurements and to clarify two existing disclosure requirements related to the level of disaggregation of fair value measurements and disclosures regarding inputs and valuation techniques.
        The adoption of the new guidance had no impact on the consolidated financial statements, but did increase the disclosures related to fair value.

        Effective January 1, 2011, the Company adopted additional guidance on improving disclosures for fair value measurements. The new disclosures include gross presentation of activities within the Level 3 roll forward. The adoption of the new guidance had no impact on the consolidated financial statements, but did increase the disclosures about fair value.

        Transfers of financial assets

        In June 2009, the FASB issued amended guidance on accounting for transfers of financial assets. The guidance is designed to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor's continuing involvement in transferred financial assets. The most significant change is the elimination of the concept of a qualifying special-purpose entity. Therefore, formerly qualifying special-purpose entities (as defined under previous standards) should be evaluated for consolidation by reporting entities on and after the effective date in accordance with the applicable consolidation guidance.
        The Company adopted the guidance January 1, 2010. The new guidance did not have a material effect on the consolidated financial statements.

        Variable interest entities

        In June 2009, the FASB issued amended guidance related to the consolidation of variable interest entities ("VIE"). The guidance requires an enterprise to perform an analysis to determine whether a company's variable interest or interests give it a controlling financial interest in a VIE. This analysis identifies the primary beneficiary of a
        VIE as the company that (1) has the power to direct the activities of a
        VIE that most significantly impact the entity's economic performance and
        (2) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The guidance requires ongoing reassessments of whether a company is the primary beneficiary of a VIE, which could result in deconsolidation of previously consolidated entities. It also requires enhanced disclosures that will provide users of financial statements with more transparent information about a company's involvement with the VIE. The Company adopted the guidance effective January 1, 2010. The Company has evaluated its investments in limited partnerships, a re-securitization trust, and the Fund to determine if there are VIE's which would require consolidation or deconsolidation in accordance with this new guidance.
        As a result of adopting the new guidance the Company determined a previously consolidated VIE should be deconsolidated.

        See Note 6 for further discussion.

        Investments held through separate accounts

        Effective January 1, 2011, the Company adopted guidance that clarifies an insurance entity should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer's interests. Additionally, the guidance does not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account. The guidance also directs how an insurer should consolidate an investment fund in situations in which the insurer concludes that consolidation is required. The adoption of this guidance has no effect on the consolidated financial statements.

        Allowance for credit losses

        In July 2010, the FASB issued guidance related to disclosures about the credit quality of financing receivables and the allowance for credit losses. The guidance requires disclosures that facilitate financial statement users in evaluating the nature of credit risk inherent in the portfolio of financing receivables; how that risk is analyzed and assessed in arriving at the allowance for credit losses; and any changes and the reasons for those changes to the allowance for credit losses.
        The guidance requires several new disclosures regarding the reserve for credit losses and other disclosures related to the credit quality of the
        Company's mortgage loan portfolio. The Company adopted the guidance on
        January 1, 2011. The adoption of the new guidance had no impact on the consolidated financial statements, but did increase the disclosures about the allowance for credit losses.

        Recently issued authoritative guidance

        Deferred policy acquisition costs

        In October 2010, the FASB issued guidance on accounting for costs associated with acquiring or renewing insurance contracts. The guidance addresses diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. The guidance prescribes that certain incremental direct costs of successful initial or renewal contract acquisitions may be deferred. The guidance defines incremental direct costs as those costs that result directly from and are essential to the contract transaction and would not have been incurred by the insurance entity had the contract transaction not occurred. The guidance also clarifies the definition of the types of incurred costs that may be capitalized and the accounting and recognition treatment of advertising, research, and other administrative costs related to the acquisition of insurance contracts. This guidance will be effective on January 1, 2012, with early adoption permitted. The guidance provides companies the option of adopting either prospectively or retrospectively. The Company will adopt this guidance retrospectively on January 1, 2012. The Company expects this new guidance, when adopted, will reduce retained earnings and accumulated OCI and stockholder's equity by approximately $149,500 to
        $162,500 net of tax of $80,500 to $87,500, subject to other adjustments.
        After adoption in 2012, the Company expects to defer fewer costs and record lower amortization resulting in deferred emergence of earnings.

        Troubled debt restructurings

        In April 2011, the FASB issued guidance on the determination of whether a mortgage loan modification is a troubled debt restructuring. Under the guidance, if a restructuring constitutes a concession and the debtor is experiencing financial difficulties, a troubled debt restructuring has occurred. The guidance requires retrospective application to any restructuring activities occurring since January 1, 2011. The new requirements are effective for periods ending on or after December 15,
        2012. The Company does not expect the guidance to have a material effect on the consolidated financial statements.

        Fair value measurements

        In May 2011, the FASB issued guidance on related to fair value measurement and disclosure, which substantially converged GAAP with
        International Financial Reporting Standards ("IFRS"). This guidance is largely consistent with existing fair value measurement principles in
        GAAP; however, disclosure requirements have been expanded. The expanded disclosures include: 1) for all Level 3 fair value measurements, quantitative information about significant unobservable inputs used and a description of the valuation processes in place; 2) a qualitative discussion about the sensitivity of recurring Level 3 fair value measurements; 3) disclose any transfers between Level 1 and Level 2 fair value measurements on a gross basis, including reasons for those transfers; 4) disclose the reason why an asset is being used differently by the company than its highest and best use; and 5) all fair value measurements needs to be categorized in the fair value hierarchy with disclosure of that categorization even if the asset or liability is not recorded at fair value. This guidance will be effective January 1, 2012.
        Other than additional disclosures, the adoption of this guidance is not expected to have a material impact on the Company's consolidated financial statements.

        Comprehensive income

        In June 2011, the FASB issued guidance related to the presentation of comprehensive income. This guidance requires companies to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. This guidance removes the presentation option allowing comprehensive income disclosures in the consolidated statement of stockholder's equity, but does not change the items that must be reported in other comprehensive income. This guidance will be effective January 1, 2012, and will change the presentation of comprehensive income in the consolidated financial statements. The FASB has deferred the requirement in the standard calling for reclassification adjustments from accumulated other comprehensive income to be measured and presented by income statement line item in net income and also in other comprehensive income.

        Offsetting assets and liabilities

        In December 2011, the FASB issued updated guidance regarding the disclosure of offsetting assets and liabilities. This new guidance requires an entity to disclose information on both a gross basis and net basis about both instruments and transactions eligible for offset in the consolidated balance sheets and instruments and transactions subject to an agreement similar to a master netting arrangement. The scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. This guidance will be effective January 1, 2013 and shall be applied retrospectively for all comparative periods presented. The
        Company is currently assessing the impact of the guidance on the
        Company's consolidated financial statements.

3.      FAIR VALUE OF FINANCIAL INSTRUMENTS

        The carrying value and estimated fair value of the Company's financial instruments are as follows:

                                                             December 31, 2011                   December 31, 2010
                                                      ---------------------------------   ---------------------------------
                                                         Carrying         Estimated          Carrying         Estimated
                                                           Value          Fair Value          Value           Fair Value
                                                      ----------------  ---------------   ---------------   ---------------
Financial assets:
    Available-for-sale:
    Fixed maturities                                      $27,210,029      $27,210,029       $24,516,373       $24,516,373
    Equity securities                                         406,809          406,809           424,953           424,953
    Mortgage loans                                            490,031          473,562           247,133           219,546
    Short-term investments                                    290,070          290,070           248,637           248,637
    Derivative instruments                                    235,342          235,342           425,656           425,656
    Other invested assets                                     889,972          901,156           983,630           998,669
    Reinsurance receivables - embedded
    derivatives from reinsurance ceded                        128,480          128,480            26,061            26,061
    Separate account assets                                   884,513          884,513         1,001,274         1,001,274

Financial liabilities:
    Policyholder account balances:
    Investment-type insurance contracts                    14,898,807       13,450,772        14,193,220        12,724,974
    Indexed life and annuity embedded
       derivatives                                            (35,142)         (35,142)          (40,622)          (40,622)
    Repurchase agreements, other borrowings
      and collateral on derivative instruments              2,599,406        2,599,406         2,527,412         2,527,412
    Derivative instruments                                     13,134           13,134            10,541            10,541

        Fair value measurements

        Fair value is based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value guidance also establishes a hierarchical disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Investments for which market prices are not observable are generally private investments, securities valued using non-binding broker quotes or securities with very little trading activity. Fair values of private investments are determined by reference to public market or private transactions or valuations for comparable companies or assets in the relevant asset class when such amounts are available. If these are not available, a discounted cash flow analysis using interest spreads adjusted for the maturity/average life differences may be used. Spread adjustments are intended to reflect an illiquidity premium and take into account a variety of factors including but not limited to senior unsecured versus secured, par amount outstanding, number of holders, maturity, average life, composition of lending group, debit rating, credit default spreads, default rates and credit spreads applicable to the security sector. These valuation methodologies involve a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

        Level 1 - Quoted prices are available in active markets that the Company has the ability to access for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are listed equities, mutual funds, money market funds, non-interest bearing cash, exchange traded futures and options, and separate account assets. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates.
        Financial instruments that are generally included in this category include corporate bonds, asset-backed securities, CMOs, short-term securities, less liquid and restricted equity securities and over-the-counter derivatives.

        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments. Financial instruments that are included in this category generally include private corporate securities, collateralized debt obligations and indexed life and annuity embedded derivatives.

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.
        The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument. From time to time there may be movements between levels as inputs become more or less observable, which may depend on several factors including the activity of the market for the specific security, the activity of the market for similar securities, the level of risk spreads and the source of the information from which we obtain the information. Transfers in or out of any level are measured as of the beginning of the period.

        The Company relies on third party pricing services and independent broker quotes to value fixed maturity and equity securities. The third party pricing service uses a discounted cash flow model or the market approach to value the securities when the securities are not traded on an exchange. The following characteristics are considered in the valuation process: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark and comparable securities, estimated cash flows and prepayment speeds.

        The Company performs both quantitative and qualitative analysis of the prices. The review includes initial and ongoing review of the third party pricing methodologies, back testing of recent trades, and review of pricing trends and statistics.

        The following tables summarize the valuation of the Company's financial instruments carried at fair value in the consolidated balance sheets as of December 31, 2011 and 2010 by the fair value hierarchy levels defined in the fair value measurements guidance. Methods and assumptions used to determine the fair values are described in Note 1:

                                                                                    December 31, 2011
                                                 ------------------------------------------------------------------------------
                                                   Quoted Prices
                                                     in Active           Significant
                                                    Markets for             Other            Significant
                                                     Identical           Observable          Unobservable
                                                    Instruments            Inputs               Inputs
                                                     (Level 1)            (Level 2)           (Level 3)             Total
                                                 -------------------   ----------------   -------------------  ----------------
Financial assets (carried at fair value):
Fixed maturities:
U.S. government and agencies                               $      -        $ 3,351,774              $      -        $3,351,774
Municipal securities                                              -          3,925,894                   488         3,926,382
Corporate securities                                              -          8,776,716               888,707         9,665,423
Residential mortgage-backed securities                            -          3,329,532               167,667         3,497,199
Commercial mortgage-backed securities                             -            768,406                    94           768,500
Asset-backed securities                                           -          3,290,716             2,524,842         5,815,558
Other debt obligations                                            -             40,948               144,245           185,193
                                                 -------------------   ----------------   -------------------  ----------------
Total fixed maturities                                            -         23,483,986             3,726,043        27,210,029
Equity securities:
Financial services                                                -            228,412                11,444           239,856
Other                                                             -            111,813                55,140           166,953
                                                 -------------------   ----------------   -------------------  ----------------
Total equity securities                                           -            340,225                66,584           406,809
Derivative instruments:
Options                                                           -            122,396                     -           122,396
Interest rate swaps, credit default swaps
and interest rate floors                                          -             38,876                     -            38,876
Futures                                                      74,070                  -                     -            74,070
                                                 -------------------   ----------------   -------------------  ----------------
Total derivative instruments                                 74,070            161,272                     -           235,342
Reinsurance receivables - embedded
derivatives from reinsurance ceded:
Indexed annuity products ceded                                    -                  -               (15,850)          (15,850)
Indexed annuity funds withheld                                    -                  -               144,330           144,330
                                                 -------------------   ----------------   -------------------  ----------------
Total reinsurance receivables                                     -                  -               128,480           128,480
Separate account assets                                     884,513                  -                     -           884,513

Financial liabilities (carried at fair value):
Policyholder account balances - indexed
  life and annuity embedded derivatives                           -                  -               (35,142)          (35,142)
Derivative instruments:
Interest rate swaps and credit default swaps                      -             13,134                     -            13,134

                                                                                 December 31, 2010
                                                 ------------------------------------------------------------------------------
                                                   Quoted Prices
                                                     in Active           Significant
                                                    Markets for             Other            Significant
                                                     Identical           Observable          Unobservable
                                                    Instruments            Inputs               Inputs
                                                     (Level 1)            (Level 2)           (Level 3)             Total
                                                 -------------------   ----------------   -------------------  ----------------
Financial assets (carried at fair value):
Fixed maturities:
U.S. government and agencies                               $      -        $ 3,357,124              $      -        $3,357,124
Municipal securities                                              -          3,015,347                     -         3,015,347
Corporate securities                                              -          7,422,540             1,148,275         8,570,815
Residential mortgage-backed securities                            -          2,864,008               205,743         3,069,751
Commercial mortgage-backed securities                             -          1,417,735                    94         1,417,829
Asset-backed securities                                           -          2,456,071             2,457,780         4,913,851
Other debt obligations                                            -             84,254                87,402           171,656
                                                 -------------------   ----------------   -------------------  ----------------
Total fixed maturities                                            -         20,617,079             3,899,294        24,516,373
Equity securities:
Financial services                                                -            287,542                10,826           298,368
Other                                                             -             86,762                39,823           126,585
                                                 -------------------   ----------------   -------------------  ----------------
Total equity securities                                           -            374,304                50,649           424,953
Derivative instruments:
Options                                                           -            209,211                     -           209,211
Interest rate swaps, credit default swaps
and interest rate floors                                          -             23,143                     -            23,143
Futures                                                     193,302                  -                     -           193,302
                                                 -------------------   ----------------   -------------------  ----------------
Total derivative instruments                                193,302            232,354                     -           425,656
Reinsurance receivables - embedded
derivatives from reinsurance ceded
     Indexed annuity products ceded                               -                  -               (23,614)          (23,614)
     Indexed annuity funds withheld                               -                  -                49,675            49,675
                                                 -------------------   ----------------   -------------------  ----------------
Total reinsurance receivables                                     -                  -                26,061            26,061
Separate account assets                                   1,001,274                  -                     -         1,001,274

Financial liabilities (carried at fair value):
Policy account balances - indexed life
  and annuity embedded derivatives                                -                  -               (40,622)          (40,622)
Derivative instruments
Interest rate swaps and credit default swaps                      -             10,541                     -            10,541

        Approximately 14% and 16% of the total fixed maturities are included in the Level 3 group at December 31, 2011 and 2010, respectively.

        The following tables summarize certain marketable securities and investments categorized as Level 3 by valuation methodology as of
        December 31, 2011 and 2010:

                                                                              December 31, 2011
                                                         -------------------------------------------------------------
                                                             Third-party            Priced
                                                               Source             Internally             Total
                                                         --------------------   ----------------   -------------------

Fixed maturities:
Municipal securities                                                $      -           $    488             $     488
Corporate securities                                                  37,017            851,690               888,707
Residential mortgage-backed securities                                     -            167,667               167,667
Commercial mortgage-backed securities                                      -                 94                    94
Asset-backed securities                                                    -          2,524,842             2,524,842
Other debt obligations                                                     -            144,245               144,245
                                                         --------------------   ----------------   -------------------
Total fixed maturities                                                37,017          3,689,026             3,726,043

Equity securities:
Financial services                                                         -             11,444                11,444
Other                                                                      -             55,140                55,140
                                                         --------------------   ----------------   -------------------
Total equity securities                                                    -             66,584                66,584
                                                         --------------------   ----------------   -------------------
Total                                                            $    37,017        $ 3,755,610          $  3,792,627
                                                         ====================   ================   ===================

Percent of total                                                          1%                99%                  100%
                                                         ====================   ================   ===================

                                                                              December 31, 2010
                                                         -------------------------------------------------------------
                                                             Third-party            Priced
                                                               Source             Internally             Total
                                                         --------------------   ----------------   -------------------

Fixed maturities:
Corporate securities                                             $    83,957        $ 1,064,318          $  1,148,275
Residential mortgage-backed securities                                     -            205,743               205,743
Commercial mortgage-backed securities                                      -                 94                    94
Asset-backed securities                                                    -          2,457,780             2,457,780
Other debt obligations                                                     -             87,402                87,402
                                                         --------------------   ----------------   -------------------
Total fixed maturities                                                83,957          3,815,337             3,899,294
Equity securities:
Financial services                                                         -             10,826                10,826
Other                                                                      -             39,823                39,823
                                                         --------------------   ----------------   -------------------
Total equity securities                                                    -             50,649                50,649
                                                         --------------------   ----------------   -------------------
                                                         --------------------   ----------------   -------------------
Total                                                            $    83,957        $ 3,865,986          $  3,949,943
                                                         ====================   ================   ===================

Percent of total                                                          2%                98%                  100%
                                                         ====================   ================   ===================

        The changes in financial instruments measured at fair value, excluding accrued interest income, for which Level 3 inputs were used to determine fair value during 2011 and 2010 are as follows:

                                                                           December 31, 2011
                                  --------------------------------------------------------------------------------------------------
                                                        Realized and Unrealized
                                                            Gains (Losses)
                                                   ----------------------------------
                                     Beginning       Included in       Included in
                                      Balance        Net Income            OCI              Purchases            Sales
                                  ---------------- ----------------  ----------------  -------------------- ----------------

Financial assets
(carried at fair value):
Fixed maturities:
Municipal securities                      $     -          $     -           $     -             $     488          $     -
Corporate securities                    1,148,275           (2,024)           43,767               285,769         (163,361)
Residential mortgage-
backed securities                         205,743           (7,760)             (160)                    -          (30,156)
Commercial mortgage-
backed securities                              94                -                 -                     -                -
Asset-backed securities                 2,457,780          (42,298)           53,143               215,084         (101,398)
Other debt obligations                     87,402              115             8,653                13,305           (4,780)
                                  ---------------- ----------------  ----------------  -------------------- ----------------
Total fixed maturities                  3,899,294          (51,967)          105,403               514,646         (299,695)

Equity securities:
Financial services                         10,826                -               618                     -                -
Other                                      39,823            2,654            47,794                 1,298          (36,429)
                                  ---------------- ----------------  ----------------  -------------------- ----------------
Total equity securities                    50,649            2,654            48,412                 1,298          (36,429)

Reinsurance receivables -
embedded derivatives
from reinsurance ceded:
Indexed annuity
products ceded                            (23,614)           1,468                 -                     -                -
Indexed annuity funds
withheld                                   49,675          103,694                 -                     -                -
                                  ---------------- ----------------  ----------------  -------------------- ----------------
Total reinsurance
receivables                                26,061          105,162                 -                     -                -

Financial liabilities
(carried at fair value):
Policy account balances -
indexed life and annuity
embedded derivatives (B)                  (40,622)          15,453                 -                     -                -

                                                                           December 31, 2011
                                  --------------------------------------------------------------------------------------------------

                                                                      Transfers in

                                                                      and/or out of      Ending
                                     Issuances       Settlements         Level 3         Balance
                                  ---------------- ---------------------------------- --------------

Financial assets
(carried at fair value):
Fixed maturities:
Municipal securities                      $     -          $    -            $     -         $  488
Corporate securities                            -               -           (423,719)       888,707
Residential mortgage-
backed securities                               -               -                  -        167,667
Commercial mortgage-
backed securities                               -               -                  -             94
Asset-backed securities                         -               -            (57,469)     2,524,842
Other debt obligations                          -               -             39,550        144,245
                                  ---------------- ---------------  ----------------- --------------
Total fixed maturities                          -               -           (441,638)     3,726,043

Equity securities:
Financial services                              -               -                  -         11,444
Other                                           -               -                  -         55,140
                                  ---------------- ---------------  ----------------- --------------
Total equity securities                         -               -                  -         66,584

Reinsurance receivables -
embedded derivatives
from reinsurance ceded:
Indexed annuity
products ceded                              3,661           2,635                  -        (15,850)
Indexed annuity funds
withheld                                   (5,096)         (3,943)                 -        144,330
                                  ---------------- ---------------  ----------------- --------------
Total reinsurance
receivables                                (1,435)         (1,308)                 -        128,480

Financial liabilities
(carried at fair value):
Policy account balances -
indexed life and annuity
embedded derivatives (B)                  (13,259)         (7,674)                 -        (35,142)

(A)     Included in the transfers in and/or out line above is $594,455 of securities priced using unobservable data at December 31, 2010 that were valued by a pricing service using observable market data at December 31,
        2011, and $152,817 of securities transferred into Level 3 that did not have enough observable data to include in Level 2 at December 31, 2011.

(B)     Excludes host accretion and the timing of posting index credits, which are included in interest credited to policyholder account balances in the consolidated statements of income.

                                                                       December 31, 2010
                            --------------------------------------------------------------------------------------------------------
                                                Realized and Unrealized           Purchases,
                                                    Gains (Losses)             Issuances, and      Transfers in
                                           --------------------------------
                             Beginning       Included in     Included in         Settlements       and/or out of        Ending
                              Balance        Net Income          OCI                (net)           Level 3 (A)         Balance
                            -------------- ----------------  --------------  -------------------- ----------------  ----------------

Financial assets
(carried at fair value):
Fixed maturities
Municipal securities            $ 132,606          $     -         $     -              $      -       $ (132,606)          $     -
Corporate securities              754,957              578          63,256               122,218          207,266         1,148,275
Residential mortgage-
backed securities                 470,648           (4,974)         43,211               (75,718)        (227,424)          205,743
Commercial mortgage-
backed securities                 749,685          (33,538)         47,736                (1,462)        (762,327)               94
Asset-backed securities         2,836,786          (25,459)         73,442               193,320         (620,309)        2,457,780
Other debt obligations            106,659              109           5,654                10,487          (35,507)           87,402
                            -------------- ----------------  --------------  -------------------- ----------------  ----------------
Total fixed maturities          5,051,341          (63,284)        233,299               248,845       (1,570,907)        3,899,294

Equity securities:
Financial services                 25,245           13,211          (1,293)              (26,337)               -            10,826
Other                                   -                -             (42)               39,865                             39,823
                            -------------- ----------------  --------------  -------------------- ----------------  ----------------
Total equity securities            25,245           13,211          (1,335)               13,528                -            50,649

Reinsurance receivables -
embedded derivatives
from reinsurance ceded:
Indexed annuity
products ceded                     (6,133)         (17,481)              -                     -                -           (23,614)
Indexed annuity funds
withheld                           12,809           36,866               -                     -                -            49,675
                            -------------- ----------------  --------------  -------------------- ----------------  ----------------
Total reinsurance
receivables                         6,676           19,385               -                     -                -            26,061

Financial liabilities
(carried at fair value):
Policy account balances -
indexed life and annuity
embedded derivatives (B)           26,158           66,780               -                     -                -           (40,622)

(A)     Included in the transfers in and/or out line above is $1,475,940 of securities priced using unobservable data at December 31, 2009 that were valued by a pricing service using observable market data at December 31,
        2010, and $413,113 of securities transferred into Level 3 that did not have enough observable data to include in Level 2 at December 31, 2010.
        An additional $507,076 was included in transfers out due to the deconsolidation of the Fund.

(B)     Excludes host accretion and the timing of posting index credits, which are included in interest credited to policyholder account balances in the consolidated statements of income.

        The total gains (losses) included in earnings related to financial instruments categorized at Level 3 still held at December 31, 2011, 2010 and 2009 are as follows:

                                                            2011              2010              2009
                                                       ---------------   ---------------   ----------------
Financial assets (carried at fair value):
Fixed maturities:
Corporate securities                                        $  (2,311)        $  (5,974)          $  1,730
Residential mortgage-backed securities                         (2,376)           (3,607)            (6,707)
Commercial mortgage-backed securities                               -           (33,515)            (5,165)
Asset-backed securities                                             -           (18,214)                 -
Other debt obligations                                            115               106                261
                                                       ---------------   ---------------   ----------------
Total fixed maturities                                         (4,572)          (61,204)            (9,881)
                                                       ---------------   ---------------   ----------------

Reinsurance receivables - embedded
derivatives from reinsurance ceded:
Index annuity products ceded                                    1,468           (17,481)           109,466
Index annuity funds withheld                                  103,694            36,866            (67,110)
                                                       ---------------   ---------------   ----------------
Total reinsurance receivables                                 105,162            19,385             42,356

Financial liabilities (carried at fair value):
Policy account balances - indexed life and
annuity embedded derivatives                                   15,453            66,780           (442,636)

        The following table shows the investments which are included in other invested assets (primarily limited partnerships) in the consolidated balance sheets:

                                          December 31, 2011                       December 31, 2010
                               -------------------------------------   -------------------------------------
                                    Fair              Unfunded              Fair              Unfunded
                                    Value           Commitments            Value            Commitments
                               ----------------  -------------------   ---------------   -------------------

Fixed income                         $ 754,054             $ 50,660         $ 861,438              $ 56,892
Private equity                         103,232               10,598            93,299                21,798
Real estate                             43,870               28,157            43,876                29,408
Other                                        -                    -                56                     -
                               ----------------  -------------------   ---------------   -------------------

                                     $ 901,156             $ 89,415         $ 998,669             $ 108,098
                               ================  ===================   ===============   ===================

        Limited partnership interests are not redeemable at specific time periods. The Company receives periodic distributions from these investments while maintaining the investment for the long-term.

4.      INVESTMENTS AND INVESTMENT INCOME

        Available-for-sale securities

        The amortized cost, estimated fair value, gross unrealized gains and gross unrealized losses of fixed maturities and equity securities classified as available-for-sale at December 31, 2011 and 2010 are as follows:

                                                                   December 31, 2011
                                         ----------------------------------------------------------------------
                                                                Gross            Gross           Estimated
                                            Amortized         Unrealized       Unrealized           Fair
                                              Cost              Gains            Losses            Value
                                         ----------------   ---------------  ---------------  -----------------
Fixed maturities:
    U.S. government and agencies             $ 3,051,079         $ 300,695           $    -        $ 3,351,774
    Municipal securities                       3,564,475           369,986            8,079          3,926,382
    Corporate securities                       9,286,378           681,011          301,966          9,665,423
    Residential mortgage-backed
    securities                                 3,108,442           439,600           50,843          3,497,199
    Commercial mortgage-backed
    securities                                   779,233            41,345           52,078            768,500
    Asset-backed securities                    5,861,590           120,853          166,885          5,815,558
    Other debt obligations                       170,670            16,011            1,488            185,193
                                         ----------------   ---------------  ---------------  -----------------
    Total fixed maturities                    25,821,867         1,969,501          581,339         27,210,029

Equity securities:
    Financial services                           232,567            17,018            9,729            239,856
    Other                                        113,434            53,897              378            166,953
                                         ----------------   ---------------  ---------------  -----------------
    Total equity securities                      346,001            70,915           10,107            406,809
                                         ----------------   ---------------  ---------------  -----------------

    Total available-for-sale                 $26,167,868        $2,040,416        $ 591,446        $27,616,838
                                         ================   ===============  ===============  =================

                                                                   December 31, 2010
                                         ----------------------------------------------------------------------
                                                                Gross            Gross           Estimated
                                            Amortized         Unrealized       Unrealized           Fair
                                              Cost              Gains            Losses            Value
                                         ----------------   ---------------  ---------------  -----------------
Fixed maturities:
    U.S. government and agencies             $ 3,432,038         $  96,842        $ 171,756        $ 3,357,124
    Municipal securities                       3,044,016            48,063           76,732          3,015,347
    Corporate securities                       8,452,057           450,301          331,543          8,570,815
    Residential mortgage-backed
    securities                                 2,862,181           263,291           55,721          3,069,751
    Commercial mortgage-backed
    securities                                 1,428,109            55,274           65,554          1,417,829
    Asset-backed securities                    4,964,958           136,210          187,317          4,913,851
    Other debt securities                        171,061             4,040            3,445            171,656
                                         ----------------   ---------------  ---------------  -----------------
            Total fixed maturities            24,354,420         1,054,021          892,068         24,516,373

Equity securities:
    Financial services                           292,121            19,160           12,913            298,368
    Other                                        126,079             3,634            3,128            126,585
                                         ----------------   ---------------  ---------------  -----------------
             Total equity securities             418,200            22,794           16,041            424,953
                                         ----------------   ---------------  ---------------  -----------------

    Total available-for-sale                 $24,772,620        $1,076,815        $ 908,109        $24,941,326
                                         ================   ===============  ===============  =================

        The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31, 2011 and 2010, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties:

                                                             2011                                2010
                                               ---------------------------------  ----------------------------------
                                                 Amortized         Estimated         Amortized         Estimated
                                                    Cost           Fair Value          Cost           Fair Value
                                               ---------------   ---------------  ----------------  ----------------

Due in one year or less                             $  92,256         $  90,578         $ 164,997         $ 163,659
Due after one year through five years               1,904,366         1,928,601         1,536,679         1,574,353
Due after five years through ten years              4,404,354         4,736,432         3,572,585         3,805,590
Due after ten years                                10,345,636        11,045,235        10,570,356        10,296,314
Securities not due at a single maturity date
  (primarily mortgage-backed securities)            9,075,255         9,409,183         8,509,803         8,676,457
                                               ---------------   ---------------  ----------------  ----------------

Total fixed maturities                            $25,821,867       $27,210,029       $24,354,420       $24,516,373
                                               ===============   ===============  ================  ================

        Gross unrealized losses

        The Company's gross unrealized losses and fair value on its available-for-sale securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows:

                                                                         December 31, 2011
                                 --------------------------------------------------------------------------------------------------
                                      Less than 12 months                12 months or more                      Total
                                 -------------------------------  --------------------------------  -------------------------------
                                                     Gross                             Gross                             Gross
                                     Fair          Unrealized          Fair          Unrealized         Fair          Unrealized
                                     Value           Losses           Value            Losses           Value           Losses
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------
Fixed maturities:
Municipal securities                  $  3,525          $   143        $ 117,556         $  7,936       $ 121,081         $  8,079
Corporate securities                   961,404           54,287        1,746,400          247,679       2,707,804          301,966
Residential mortgage-
backed securities                       75,095            3,318          307,938           47,525         383,033           50,843
Commercial mortgage-
backed securities                       59,963            2,174          162,433           49,904         222,396           52,078
Asset-backed securities              1,553,500           57,476          745,534          109,409       2,299,034          166,885
Other debt securities                    3,200               33           31,327            1,455          34,527            1,488
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------
Total fixed maturities               2,656,687          117,431        3,111,188          463,908       5,767,875          581,339

Equity securities:
Financial services                           -                -           33,868            9,729          33,868            9,729
Other                                      370              222           14,285              156          14,655              378
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------
Total equity securities                    370              222           48,153            9,885          48,523           10,107
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------

Total available-for-sale            $2,657,057        $ 117,653       $3,159,341        $ 473,793      $5,816,398        $ 591,446
                                 ==============  ===============  ===============  ===============  ==============   ==============

                                                                         December 31, 2010
                                 --------------------------------------------------------------------------------------------------
                                      Less than 12 months                12 months or more                      Total
                                 -------------------------------  --------------------------------  -------------------------------
                                                     Gross                             Gross                             Gross
                                     Fair          Unrealized          Fair          Unrealized         Fair          Unrealized
                                     Value           Losses           Value            Losses           Value           Losses
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------
Fixed maturities:
U.S. government and
agencies                             $ 462,300         $ 38,230        $ 976,610        $ 133,526      $1,438,910        $ 171,756
Municipal securities                   661,944           22,129        1,034,481           54,603       1,696,425           76,732
Corporate securities                   850,308           27,257        2,122,137          304,286       2,972,445          331,543
Residential mortgage-
backed securities                      108,946            3,132          334,160           52,589         443,106           55,721
Commercial mortgage-
backed securities                       37,677            1,146          459,780           64,408         497,457           65,554
Asset-backed securities                448,191           19,971        1,345,738          167,346       1,793,929          187,317
Other debt securities                   10,444              211           69,635            3,234          80,079            3,445
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------
Total fixed maturities               2,579,810          112,076        6,342,541          779,992       8,922,351          892,068

Equity securities:
Financial services                      24,017            2,565           73,939           10,348          97,956           12,913
Other                                   38,662              562           25,163            2,566          63,825            3,128
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------
Total equity securities                 62,679            3,127           99,102           12,914         161,781           16,041
                                 --------------  ---------------  ---------------  ---------------  --------------   --------------

Total available-for-sale            $2,642,489        $ 115,203       $6,441,643        $ 792,906      $9,084,132        $ 908,109
                                 ==============  ===============  ===============  ===============  ==============   ==============

        At December 31, 2011, the Company held 6,280 positions in fixed income and equity securities. The above table, as of December 31, 2011, includes 528 securities of 396 issuers. At December 31, 2011, 67% of the unrealized losses on fixed maturities were securities rated investment grade. Investment grade securities are defined as those securities rated
        AAA through BBB - by Standard & Poor's. At December 31, 2011, 33% of the
        unrealized losses on fixed maturities were on securities rated below investment grade. Equity securities in the above table consist primarily of non-redeemable preferred stocks. These securities are reviewed for impairment in the same manner as the fixed income securities. At
        December 31, 2011, fixed income and equity securities in an unrealized loss position had fair value equal to approximately 91% of amortized cost.

        The following summarizes the unrealized losses by investment category as of December 31, 2011.

        Municipal securities

        The municipal category, which represents 1% of the unrealized losses at
        December 31, 2011, includes bonds issued by state and local governments and school district tax credit bonds. The unrealized losses in this category are primarily the result of concerns regarding possible defaults by state and local governments. The Company does not believe there will be significant defaults in this sector in the short or long-term. The Company believes it will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, therefore an OTTI has not been recognized in this sector.

        Corporate securities

        The largest unrealized losses in corporate securities, which represent
        51% of unrealized losses at December 31, 2011, are in the financial services sector, primarily commercial banking. The unrealized losses in the banking sector are primarily attributable to the economic uncertainty in Europe, continuing wide spreads relative to other corporate sectors and concerns regarding the underlying credit quality of mortgage loans and other commercial loans. These concerns are impacting foreign banks and large U.S. national and regional banks.
        Other industry sectors with large unrealized losses include military housing, gaming and insurance. The Company reviews its security positions with unrealized losses on an on-going basis and recognizes
        OTTI if evidence indicates a loss will be incurred. In all other cases, if the Company does not intend to sell or believe it will be required to sell these securities before recovery of each security's amortized cost, the security is not considered to be other-than-temporarily impaired.

        Residential mortgage-backed securities ("RMBS")

        The unrealized losses on RMBS, which represent 9% of unrealized losses at December 31, 2011, are concentrated in the non-agency sector and are primarily due to concerns regarding mortgage defaults on Alt-A and other risky mortgages. These concerns result in spreads widening on those securities that are being traded. The unrealized losses on these securities have narrowed as of December 31, 2011 compared to the unrealized losses at December 31, 2010 and 2009. The Company performs various stress tests on the cash flow projections for these securities and in situations where it is determined the projected cash flows cannot support the contractual amounts due the Company, an OTTI is recognized.
        In situations where the projected cash flows indicate the Company will receive the amounts it is contractually due and the Company does not intend or believe it will be required to sell these securities before recovery of its amortized cost, an OTTI is not recognized.

        Commercial mortgage-backed securities ("CMBS")

        The unrealized losses on CMBS, which represent 9% of unrealized losses at December 31, 2011, are primarily attributable to illiquidity in that sector and concerns regarding the potential for future commercial mortgage defaults. The market activity has improved for CMBS in 2011 and
        2010 from prior levels. The unrealized losses on these securities have narrowed as of December 31, 2011 compared to the unrealized losses at
        December 31, 2010 and 2009. The Company has reviewed payment performance, delinquency rates, credit enhancements within the security structures and monitored the credit ratings of all its CMBS holdings.
        The Company did recognize OTTI on CMBS during 2010 and 2009 in situations where the projected cash flows indicated the Company would not receive all amounts contractually due from the securities. There was no OTTI in CMBS recognized in 2011. The Company has performed cash flow projection analyses on all of its other CMBS and in those situations where it appears the Company will receive all amounts contractually due and it does not intend to sell or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Asset-backed securities ("ABS")

        The unrealized losses in ABS, which represent 28% of unrealized losses at December 31, 2011, are primarily related to collateralized debt obligations backed by various consumer and commercial finance loans.
        This category also includes structured notes backed by diversified investment portfolios. The unrealized losses are primarily due to wide credit spreads in this sector, particularly related to private placement
        ABS. The Company stress tests the projected cash flows of its ABS and recognizes OTTI in situations where the testing indicates the Company will not receive all amounts contractually due from the securities. This category also includes fixed income securities containing embedded derivatives. The Company did not recognize OTTI on ABS during 2011.
        Impairments were recognized in this sector during 2010. In those situations where it appears the Company will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Other debt obligations

        This category primarily consists of credit tenant loans. The unrealized losses in this category are the result of concerns regarding the credit worthiness of the building tenants and illiquidity in this market sector. The unrealized losses on these securities have narrowed as of
        December 31, 2011 compared to the unrealized losses at December 31,
        2010. The Company monitors the creditworthiness of the obligors and recognizes OTTI in situations where it is determined the Company will not receive all amounts contractually due from the securities. In those situations where it appears the Company will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Equity securities

        This category, which represents 2% of unrealized losses at December 31,
        2011, primarily consists of non-redeemable preferred stocks in the financial services sector. The unrealized losses are the result of concerns regarding the quality of the underlying assets within the financial institutions, primarily banking institutions. The Company has recognized OTTI in situations where the Company has determined it will not receive all amounts contractually due. In other situations the
        Company has determined it does not intend to sell or believe it will be required to sell these securities prior to recovery of amortized cost and an OTTI has not been recognized.

        Other-than-temporary impairments

        As a result of the Company's review of OTTI of investment securities, the Company recorded net impairment losses recognized in earnings during
        2011, 2010 and 2009, as summarized in the following table:

                                                                   2011               2010                2009
                                                             -----------------  -----------------   -----------------

Corporate securities                                                $   2,343          $  14,783           $  28,220
Residential mortgage-backed securities                                  4,787              9,067               3,986
Commercial mortgage-backed securities                                       -             32,798              37,570
Asset-backed securities                                                     -             13,898                 165
Commercial mortgage loans                                                 397              1,036               1,530
                                                             -----------------  -----------------   -----------------

Net impairment loss recognized in earnings                          $   7,527          $  71,582           $  71,471
                                                             =================  =================   =================

        The following is a roll-forward of credit losses for the years ended
        December 31, 2011 and 2010 on fixed maturities held by the Company for which a non-credit portion of an OTTI impairment was recognized in OCI:

                                                                   2011               2010
                                                             -----------------  -----------------

Balance, January 1                                                  $  30,476          $  29,636

Additions for newly impaired securities                                 3,366             18,974
Reductions for impaired securities sold                               (14,130)           (18,134)
                                                             -----------------  -----------------

Balance, December 31                                                $  19,712          $  30,476
                                                             =================  =================

        The amounts of non-credit related OTTI losses recorded on fixed maturities that remain in accumulated OCI at December 31, 2011 and 2010 are summarized as follows:

                                                                   2011               2010
                                                             -----------------  -----------------

Corporate securities                                                $  20,625          $  17,093
Residential mortgage-backed securities                                  2,621                 98
Commercial mortgage-backed securities                                       -              2,221
Asset-backed securities                                                 1,154                601
                                                             -----------------  -----------------

Total OTTI losses in accumulated OCI                                $  24,400          $  20,013
                                                             =================  =================

        Investment income and investment gains (losses)

        The major categories of investment income reflected in the consolidated statements of income are summarized as follows:

                                                              2011               2010                2009
                                                        -----------------  -----------------   -----------------

Gross investment income
     Fixed maturities                                        $ 1,192,940        $ 1,101,486         $ 1,134,910
     Equity securities                                            24,836             24,824              24,005
     Mortgage loans                                               17,354             14,246              13,591
     Policy loans                                                 23,456             22,068              21,830
     Short-term investments                                        2,140              2,709               1,269
     Derivative instruments                                       76,324             70,743             (70,064)
     Other invested assets                                        95,857            201,803             (26,654)
                                                        -----------------  -----------------   -----------------
             Total gross investment income                     1,432,907          1,437,879           1,098,887

Less: Investment expenses                                         30,395             30,171              39,279
                                                        -----------------  -----------------   -----------------
             Net investment income                           $ 1,402,512        $ 1,407,708         $ 1,059,608
                                                        =================  =================   =================

        Investment expenses primarily consist of investment advisor fees, interest expense on securities lending, interest on FHLB advances and interest related to derivative collateral liabilities.

        The major categories of realized investment gains and (losses) reflected in the consolidated statements of income are summarized as follows:

                                                              2011                2010               2009
                                                        -----------------   -----------------  -----------------

Fixed maturities                                              $   (3,423)          $  79,262         $  176,244
Equity securities                                                 (1,892)             15,903            (19,902)
Mortgage loans                                                    (2,891)               (491)              (600)
Short-term                                                             -                (103)              (915)
                                                        -----------------   -----------------  -----------------

        Net realized investment gains                         $   (8,206)          $  94,571         $  154,827
                                                        =================   =================  =================

        Proceeds from the sale of available-for-sale securities and the gross realized gains and losses on these sales (prior to gains (losses) ceded and excluding OTTI losses, maturities, calls, and prepayments) during
        2011, 2010 and 2009 were as follows:

                                       2011                     2010                             2009
                           ------------------------------   -------------------------------  -------------------------------
                               Fixed           Equity           Fixed           Equity           Fixed           Equity
                            Maturities       Securities      Maturities       Securities      Maturities       Securities
                           --------------   -------------   --------------   --------------  --------------   --------------

Proceeds from sales          $ 2,464,048        $104,955      $ 2,366,174         $197,853     $ 6,155,856         $100,281
Gross realized gains              97,286           6,933          133,475           21,327         377,031            6,219
Gross realized losses           (116,364)        (11,713)         (72,294)          (4,702)       (215,126)         (26,122)

        Credit risk concentration

        The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government
        Agency or Authority, the Company had the following investments that exceeded 10% of the Company's stockholder's equity at December 31, 2011:

            Guggenheim Partners Opportunistic
            Investment Grade Securities Fund, LLC              $ 551,718

        Other

        Federal Home Loan Bank of Des Moines

        Midland National is a member of FHLB Des Moines. In order to maintain its membership, the Company was required to purchase FHLB equity securities that total $25,619 as of December 31, 2011 and 2010. These securities are included in equity securities and are carried at cost, which approximates fair value. Resale of these securities is restricted only to FHLB. As a member of FHLB, the Company can borrow money, provided that FHLB's collateral and stock ownership requirements are met. The maximum amount a member can borrow is twenty times its FHLB investment. The interest rate and repayment terms differ depending on the type of advance and the term selected. At December 31, 2011 and
        2010, the Company had outstanding advances of $349,870 from FHLB (see
        Note 7).

        Deposits with regulatory authorities

        At December 31, 2011 and 2010, securities with reported values of $3,563 and $3,554, respectively, were on deposit with regulatory authorities as required by law. These consist of fixed maturity securities reported in the consolidated balance sheets at fair value and have an amortized cost of $3,181and $3,269, respectively.

        Re-securitization

        During 2009, the Company completed a re-securitization transaction by transferring non-agency RMBS with a book value of $309,888 to a special interest entity, which then transferred the securities to a non-affiliated Trust. The cash flows from the transferred securities will be used to service re-tranched and re-rated securities issued by the Trust. Upon completion of the re-securitization, the previous carrying amount of the transferred securities was allocated to the securities issued by the Trust. The Trust sold re-issued securities with an allocated book value of $77,553 to unaffiliated third parties for cash proceeds of $62,469. These proceeds were transferred to the Company along with the beneficial interests in the remaining re-securitized securities. The Company recognized a loss of $15,084 related to this transaction. The beneficial interests in the remaining securities issued by the Trust had been retained by the Company and had a carrying value equal to the prior carrying value of the transferred securities less the carrying value allocated to the re-securitized securities sold. As of
        December 31, 2011, the beneficial interests in the remaining securities had a book value of $198,105 and fair value of $166,925.

5.      DERIVATIVES AND DERIVATIVE INSTRUMENTS

        The following table presents the notional amounts and fair value of derivatives and derivative instruments:

                                                          December 31, 2011                December 31, 2010
                                                   ------------------------------   ------------------------------
                                                    Notional Amount       Fair       Notional Amount      Fair
                                                                         Value                           Value
                                                   --------------   -------------   --------------  --------------
Assets:

Derivative instruments:
   Put options (1)                                 $       N/A               $ -    $       N/A               $ 1
   Interest rate swaps (1)                               433,914          21,391          387,418          12,090
   Credit default swaps - receive (1)                     35,500           1,119           92,400           4,177
   Interest rate floors (1)                              113,000          14,201          113,000           4,983
   Futures (1)                                           401,922          74,070          982,972         193,302
   Call options (1)                                    3,885,115         122,396        3,279,125         209,210
   Interest rate swaps - effective
    cash flow (2)                                         23,810           2,165           23,810           1,893
                                                                    -------------                   --------------

                                                                       $ 235,342                        $ 425,656
                                                                    =============                   ==============
Reinsurance receivables - embedded
   derivatives from reinsurance ceded:
    Indexed annuity products ceded (1)                       N/A        $(15,850)          $  N/A        $(23,614)
    Indexed annuity funds withheld (1)                       N/A         144,330              N/A          49,675
                                                                    -------------                   --------------

                                                                       $ 128,480                         $ 26,061
                                                                    =============                   ==============
Fixed maturities - asset-backed securities:
   Hybrid instruments (1)                                              $ 405,958                        $ 449,563
                                                                    =============                   ==============

Liabilities:
Investment-type insurance contracts -
   embedded derivatives:
    Indexed life and annuity products (1)                               $(35,142)                        $(40,622)
                                                                    =============                   ==============
Derivative instruments:
   Interest rate swaps (1)                               $ 3,609           $ 136         $ 19,707           $ 499
   Credit default swaps - receive (1)                          -               -           23,350             318
   Credit default swaps - pay (1)                         56,000          12,998           56,000           9,724
                                                                    -------------                   --------------

                                                                        $ 13,134                         $ 10,541
                                                                    =============                   ==============

(1) Not designated as hedging instruments

(2) Designated as hedging instruments

        Cash flow hedges

        The Company has a number of investments which pay interest on a variable rate tied to a benchmark interest rate. The Company has entered into interest rate swaps that effectively convert the variable cash flows on specific fixed maturity securities to fixed over the life of the swaps.
        These swaps pay the Company fixed rates while the Company is obligated to pay variable rates based on the same benchmark interest rate as the hedged asset. The swaps are part of the Company's overall risk and asset-liability management strategy to reduce the volatility of cash flows and provide a better match to the characteristics of the Company's liabilities. These swaps are accounted for as cash-flow hedges and are reported at fair value in the consolidated balance sheets with the change in fair value reported as a component of OCI for the effective portion of the hedge. Periodic cash flow interest swap settlements and current period changes in the swap accruals are reported as a component of net investment income in the consolidated statements of income with the payable or receivable included in accrued investment income in the consolidated balance sheets. The stated fair value of the applicable interest rate swaps excludes the current period accruals.

        The following table presents the impact of cash flow hedges on the consolidated financial statements before adjustments to DAC, DSI, and deferred income taxes:

                                            For the Year Ended December 31, 2011
-------------------------------------------------------------------------------------------------------------------------
                                 Effective Portion                                            Ineffective Portion
------------------------------------------------------------------------------------   ----------------------------------

                                      Location of Gain (Loss)      Gain (Loss)
     Cash Flow                          Reclassified from         Reclassified from     Location of       Ineffective
      Hedging           Gain (Loss)      Accumulated OCI           Accumulated OCI      Gain (Loss)       Gain (Loss)
   Relationships         in OCI            into Income             into Income           in Income         in Income
---------------------  ------------  ------------------------  ---------------------   ---------------  -----------------

                                          Net realized                                        Net gains (losses)
      Interest                             investment                                  on derivative
     rate swaps           $272           gains (losses)                 $ -             instruments    -       $ -

                                            For the Year Ended December 31, 2010
-------------------------------------------------------------------------------------------------------------------------
                                 Effective Portion                                            Ineffective Portion
------------------------------------------------------------------------------------   ----------------------------------

                                      Location of Gain (Loss)      Gain (Loss)
     Cash Flow                          Reclassified from         Reclassified from     Location of       Ineffective
      Hedging           Gain (Loss)      Accumulated OCI           Accumulated OCI      Gain (Loss)       Gain (Loss)
   Relationships         in OCI            into Income             into Income           in Income         in Income
---------------------  ------------  ------------------------  ---------------------   ---------------  -----------------

                                          Net realized                                        Net gains (losses)
      Interest                             investment                                  on derivative
     rate swaps           $ 611          gains (losses)                 $ -             instruments    -       $ -

                                            For the Year Ended December 31, 2009
-------------------------------------------------------------------------------------------------------------------------
                                 Effective Portion                                            Ineffective Portion
------------------------------------------------------------------------------------   ----------------------------------

                                      Location of Gain (Loss)      Gain (Loss)
     Cash Flow                          Reclassified from         Reclassified from     Location of       Ineffective
      Hedging           Gain (Loss)      Accumulated OCI           Accumulated OCI      Gain (Loss)       Gain (Loss)
   Relationships         in OCI            into Income             into Income           in Income         in Income
---------------------  ------------  ------------------------  ---------------------   ---------------  -----------------

                                          Net realized                                        Net gains (losses)
      Interest                             investment                                  on derivative
     rate swaps         $ (2,243)        gains (losses)                 $ -             instruments    -       $ -

        Fair value hedges

        The Company had entered into interest rate swap agreements that paid a variable rate of interest to the Company and the Company paid a fixed rate of interest to the counterparty. These swaps hedged the fair value of specific available-for-sale fixed income securities and were important components of the Company's asset-liability management. During
        2010, these interest rate swaps matured and, as a result, the Company had no fair value interest rate swaps in effect as of December 31, 2011 and 2010.

        It was anticipated that changes in the fair values of the fixed income securities due to changes in interest rates would be offset by a corresponding opposite change in the fair values of the interest rate swaps. These swaps were considered effective hedges and were reported in the consolidated balance sheets at fair value with the changes in fair value of the swaps and hedged available-for-sale fixed income investments reported as components of net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        The following table presents the impact of fair value hedges on the consolidated statements of income.

                                                                  Gain (Loss) in Income
                                                           ------------------------------------
                                                                 2010               2009
                                                           -----------------  -----------------

Gains (losses) recognized in net gains (losses)
 on derivatives and derivative instruments:

Interest rate swaps                                                $    508           $    309
Fixed rate fixed income securities                                     (314)               503
                                                           -----------------  -----------------

                                                                      $ 194              $ 812
                                                           =================  =================

        Indexed options and futures

        The Company has indexed annuity and indexed universal life products that provide for a guaranteed base return and a higher potential return tied to several major equity market indices. In order to fund these benefits, the Company purchases over-the-counter index options that compensate the
        Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company also enters futures contracts and options to compensate it for increases in the same indices. The Company classifies these options and futures as derivative instruments.

        The Company amortizes the cost of the indexed options against investment income over the term of the option, which is typically one year. When the options mature, the value received by the Company is reflected as net investment income in the consolidated statements of income.

        The futures contracts have no initial cost and are marked to market daily. That daily mark-to-market is settled through the Company's variation margin accounts maintained with the counterparty. The Company reports the change in the difference between market value and amortized cost of indexed options and the change in the futures variation margin accounts as gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        Embedded derivatives related to indexed life and annuity products

        The Company's indexed life and annuity products contain embedded derivatives. The fair value of the embedded options related to these direct and ceded policyholder obligations are based upon current and expected index levels and returns as well as assumptions regarding general policyholder behavior, primarily lapses and withdrawals. These projected benefit values are discounted to the current date using an assumed interest rate consistent with the duration of the liability adjusted to reflect the Company's credit risk and additional provision for adverse deviation. This value is then compared to the carrying value of the liability to calculate any gain or loss that is reflected in the consolidated statements of income as net gains (losses) on derivatives and derivative instruments.

        The Company has two coinsurance with funds withheld reinsurance agreements with an unaffiliated reinsurer. Under applicable guidance, the Company's reinsurance agreements contain embedded derivatives that require bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the creditworthiness of the
        Company. The embedded derivatives contained in the funds withheld liability have characteristics similar to a total return swap since the
        Company cedes the total return on a designated investment portfolio to the outside reinsurer. The reinsurer assumes the interest credited to the policyholders on the policies covered by the treaties, which interest is relatively fixed. The Company has developed models based on the expected cash flows of the ceded annuity business to estimate the fair value of the policy liabilities. The value of the derivative embedded in the funds withheld coinsurance agreements is equal to the difference between the fair value of the assets in the funds withheld portfolio and the fair value of the policy liabilities estimated from cash flow models. The value of the embedded derivative is reported in the consolidated balance sheets in reinsurance receivables. The net change in the reported value of the embedded derivatives is reported in net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        See Note 10 for further discussion related to the Company's coinsurance with funds withheld reinsurance agreements.

        Embedded derivatives related to hybrid financial instruments

        The Company holds hybrid financial instruments, fixed income securities with embedded derivatives, and has elected fair value measurement. These securities are reported in the consolidated balance sheets in fixed maturities, available-for-sale, at fair value. Any change in the fair value of the security is reported as net gains (losses) on derivatives and derivative instruments in the consolidated statements of income. The amortized cost and fair value of the Company's hybrid financial instruments at December 31, 2011 was $410,600 and $405,958, respectively. The amortized cost and fair value of the Company's hybrid financial instruments at December 31, 2010 was $481,600 and $449,563, respectively. The decision to elect fair value measurement is made on an instrument-by-instrument basis under the guidance. The Company will consider making an election of fair value measurement at the time of any future acquisitions of hybrid financial instruments.

        Other derivative instruments

        The Company has also entered into interest rate floor, interest rate swap and credit default swap agreements to help manage its overall exposure to interest rate changes and credit events. These swaps do not hedge specific assets or liabilities and as such are not accounted for as effective hedges. Included in the non-hedge swaps are credit default swaps where the Company is a protection provider and a protection buyer.
        The Company holds interest rate floor agreements to protect itself against interest rates decreasing below its policy reserve guarantees.
        These swaps and floors are reported at fair value in the consolidated balance sheets and changes in the fair value are reported as a component of net gains (losses) on derivatives and derivative instruments in the consolidated statements of income. Included in the non-hedge swaps is the ineffective portions of cash flow swaps. Periodic interest rate and credit default swap settlements and current period changes in the swap accruals for these non-hedge swaps are reported as a component of net investment income in the consolidated statements of income with the payable or receivable included in accrued investment income in the consolidated balance sheets. The stated fair value of the applicable interest rate and credit default swaps excludes the current period accruals.

        The following table presents the impact of derivatives and derivative instruments not designated as hedging instruments on the consolidated statements of income:

                                                            2011                2010               2009
                                                       ----------------   -----------------  -----------------
Gains (losses) recognized in net gains (losses)
 on derivatives and derivative instruments:

Interest rate swaps                                            $ 9,663            $ 11,215           $ (6,052)
Credit default swaps - receive                                     877               7,052             (4,542)
Credit default swaps - pay                                      (3,274)              6,869             20,271
Interest rate floors                                             9,218               1,354             (4,565)
Embedded derivatives in:
Indexed life and annuity products                               (5,480)             66,780           (442,636)
Indexed annuity products ceded                                  39,576              (7,881)           109,465
Indexed annuity funds withheld                                  94,654              36,867            (67,109)
Hybrid instruments                                              19,852              11,324            (40,492)
Futures                                                        (47,765)            102,694            118,925
Options                                                       (111,554)            (45,097)           158,847
                                                       ----------------   -----------------  -----------------

                                                               $ 5,767           $ 191,177         $ (157,888)
                                                       ================   =================  =================

Gains (losses) recognized in net investment income:

Interest rate swaps                                          $  13,554           $   9,706         $   (4,685)
Options                                                         62,770              61,037            (65,379)
                                                       ----------------   -----------------  -----------------

                                                              $ 76,324            $ 70,743          $ (70,064)
                                                       ================   =================  =================

        Collateral on derivative instruments

        Collateral posted by counterparties at December 31, 2011 and 2010 applicable to derivative instruments was $63,809 and $113,687, respectively, and is reflected in the consolidated balance sheets in short-term investments. The obligation to repay the collateral is reflected in the consolidated balance sheets in repurchase agreements, other borrowings and collateral on derivative instruments. Collateral posted by the Company at December 31, 2011 and 2010 applicable to derivative instruments was $11,510 and $8,950, respectively, and is reflected in the consolidated balance sheets as other receivables, other assets and property, plant and equipment.

6.      NONCONTROLLING INTERESTS AND VARIABLE INTEREST ENTITIES

        The Company is a limited partner in a VIE in which it was previously considered the primary beneficiary. The variable interest entity,
        Guggenheim Partners Opportunistic Investment Grade Securities Fund, LLC
        (the "Fund"), is a private investment company that seeks to maximize total return by investing in a variety of fixed income sectors and assets. The Company held a 35% and 47% interest in the Fund as of
        December 31, 2011 and 2010, respectively. North American held a 18% and
        23% interest in the Fund as of December 31, 2011 and 2010, respectively.
        The general partner of the Fund is a related party, Guggenheim Partners
        Asset Management, Inc. The Fund reports unrealized gains and losses on investments as a component of net income; therefore the Company reported these unrealized gains and losses in the same manner in 2009. The amount of unrealized gain in 2009 was $35,795, and was reported in the accompanying consolidated statements of income as net unrealized gain from variable interest entity. The other operations of the Fund in 2009 were reported as components of net investment income and net realized investment gains.

        Effective January 1, 2010, the Company adopted amended accounting guidance related to the consolidation of VIEs (see Note 2), and as a result, the Fund was deconsolidated. Under the new guidance, the Fund continues to qualify as a VIE as a result of the holders of the equity investment at risk lacking the power to direct the activities that most significantly impact the Fund's performance. This power is held solely by the general partner. In December 2009, the Company's interest in the
        Fund was approximately 50% and the Company concluded that under the new guidance it is no longer considered the primary beneficiary of the VIE.
        In accordance with the guidance, it lacks the power on its own to direct the activities of the Fund. Though the general partner is a related party, neither the Company nor SEI, have the power to influence the decision making of the general partner. As a result of this change, the
        Company removed the noncontrolling interest related to this entity.
        Because this occurred in December 2009, there was no cumulative effect adjustment recorded to retained earnings at January 1, 2010 in connection with the implementation of the new guidance. The Fund was deconsolidated as of January 1, 2010. The related net income attributable to noncontrolling interest included for the years ended
        December 31, 2011, 2010 and 2009 for the Fund is $0, $0 and $57,373,
        respectively.

        The changes in the Company's ownership interest in consolidated entities and the effect on stockholder's equity are as follows:

                                                                           2011               2010              2009
                                                                     -----------------  ----------------- -----------------

Net income attributable to the Company                                     $  287,606         $  352,472        $  219,498

Transfers (to) from the noncontrolling interests:

   Increase (decrease) in paid-in capital for additional
     capital contributions to Guggenheim Partners
     Opportunistic Investment Grade Securities Fund, LLC                            -                  -           (16,880)
                                                                     -----------------  ----------------- -----------------

Change from net income attributable to the Company
    and transfers (to) from noncontrolling interests                       $  287,606         $  352,472        $  202,618
                                                                     =================  ================= =================

        In addition, the Company has other investments in limited partnerships and a re-securitization trust that are reviewed to determine if they are
        VIEs. The VIEs are primarily limited partnerships formed for the purpose of purchasing fixed income and private equity securities. Financing for these VIEs is primarily accomplished through limited partnership contributions. The Company is a limited partner with no voting rights in the limited partnership VIEs. The Company's involvement with the re-securitization trust is limited due to a third-party manager. Certain of these investments were determined to be VIE's, but in each case the
        Company has determined it is not the primary beneficiary. The determination was based on the conclusion that the Company does not have the power to direct the activities of the VIEs that most significantly impact the entities' economic performance nor does the Company absorb the significant losses of the VIEs or have rights to a significant portion of their expected benefits. Except for amounts contractually required, the Company did not provide any further financial or other support to the VIEs.

        The Company's maximum exposure to loss is based on additional commitments made to limited partnerships and the remaining beneficial interests held for the re-securitization trust. The Company's carrying amount of its asset compared to its maximum exposure to loss as of
        December 31, 2011 is as follows:

            Limited partnerships
              Carrying amount of asset                    $  889,972
              Maximum exposure to loss                       979,387
            Resecuritization trust
              Beneficial interests held in trust             166,925
              Maximum exposure to loss                       166,925

7.      BORROWINGS

        At December 31, 2011 and 2010, the Company has outstanding borrowings of
        $349,870 from the FHLB in accordance with the terms of its membership agreement. The purpose of the borrowings is to complement the Company's security lending program. The borrowings are reported as a component of repurchase agreements, other borrowings and collateral on derivative instruments in the consolidated balance sheets. The borrowings outstanding at December 31, 2011 have maturity dates in March and June of 2012 and November of 2013. The interest rates on the outstanding borrowings range from 0.39% to 0.72%. The Company renewed the borrowings that matured in March 2012 for a borrowing that will mature on March 17,
        2014 at an interest rate of 0.68%. Interest expense incurred during
        2011, 2010 and 2009 was $1,940, $2,381 and $4,594, respectively, and is reported as a component of net investment income in the consolidated statements of income. The fair value of this borrowing approximates its reported value due to its short maturity.

        In accordance with the FHLB membership agreement, the Company was required to purchase FHLB common stock. At December 31, 2011 and 2010 the Company held $25,619 of FHLB common stock. In addition, the Company has posted agency MBS/CMO fixed income securities with fair values in excess of the amount of the borrowing as collateral.

        On December 31, 2011 Solberg Re, the wholly owned limited purpose subsidiary domiciled in the State of Iowa, secured an irrevocable standby letter of credit ("LOC") from a large commercial bank. The LOC, which has an initial term of 13 years, has an aggregate maximum issuance amount of $475,000, of which $244,715 was issued and outstanding at
        December 31, 2011. The purpose of the LOC is to support redundant statutory required reserves on specific term life insurance policies issued by the Company and its affiliate, North American, and ceded to
        Solberg Re. The LOC can be drawn upon when actual policy benefits applicable to the specific life insurance term policies exceed specified thresholds. Solberg Re does not anticipate drawing funds against the
        LOC. Fees and expenses of approximately $5,639 have been paid related to this LOC, which have been capitalized and are included in other receivables, other assets and property, plant and equipment on the consolidated balance sheets. The capitalized fees will be amortized over the life of the facility. There was no amortization recognized in 2011.
        In addition, a quarterly fee equal to 1.45% per annum of the outstanding
        LOC will be paid during the life of the facility.

8.      DAC, DSI and PVFP

        Policy acquisition costs of new and acquired business deferred and amortized for the years ended December 31, 2011, 2010 and 2009 are as follows:

                                                                    2011             2010             2009
                                                               ---------------  ---------------  ---------------

DAC, beginning of year                                            $ 1,502,244      $ 1,798,826      $ 2,012,764
Commissions deferred                                                  214,272          220,875          201,236
Underwriting and acquisition expenses deferred                         38,465           42,727           41,655
Reduction due to reinsurance ceded                                          -                -          (28,047)
Change in offset to unrealized (gains) losses                        (149,670)        (342,599)        (257,756)
Amortization related to operations                                   (219,230)        (224,916)        (202,808)
Amortization related to realized (gains) losses                         2,518           (1,150)           8,247
Amortization related to derivatives                                     8,549            8,481           23,535
                                                               ---------------  ---------------  ---------------

DAC, end of year                                                  $ 1,397,148      $ 1,502,244      $ 1,798,826
                                                               ===============  ===============  ===============

        The composition of DSI for the years ended December 31, 2011, 2010 and
        2009 is summarized below:

                                                                    2011             2010             2009
                                                               ---------------  ---------------  ---------------

DSI, beginning of year                                              $ 455,628        $ 626,447        $ 764,191
Sales inducement costs deferred                                        81,990           92,331           77,002
Increase (reduction) due to recapture of reinsurance                        -              258           (2,423)
Change in offset to unrealized (gains) losses                         (84,826)        (182,643)        (152,077)
Amortization related to operations                                    (84,315)         (82,583)         (72,939)
Amortization related to realized (gains) losses                         1,578              131            3,552
Amortization related to derivatives                                     4,299            1,687            9,141
                                                               ---------------  ---------------  ---------------

DSI, end of year                                                    $ 374,354        $ 455,628        $ 626,447
                                                               ===============  ===============  ===============

        The composition of the PVFP for the years ended December 31, 2011, 2010 and 2009 is summarized below:

                                                                    2011             2010             2009
                                                               ---------------  ---------------  ---------------

PVFP, beginning of year                                              $ 21,015         $ 21,767         $ 34,020
Increase due to recapture of reinsurance ceded                              -            3,567                -
Change in offset to unrealized (gains) losses                               -                -           (7,678)
Amortization                                                           (3,839)          (4,319)          (4,575)
                                                               ---------------  ---------------  ---------------

PVFP, end of year                                                    $ 17,176         $ 21,015         $ 21,767
                                                               ===============  ===============  ===============

9.      PROPERTY, PLANT AND EQUIPMENT

        The major classifications of property, plant and equipment recorded in the consolidated balance sheets as a component of other receivables, other assets and property, plant and equipment are as follows:

                                                          Range of
                                                        Useful Lives             2011              2010
                                                    ---------------------   ---------------   ---------------
Land                                                         -                    $  3,029          $  3,029
Buildings and improvements                             20 - 39 years                18,746            18,717
Leasehold improvements                                 10 - 40 years                 1,855             1,691
Furniture and fixtures                                    10 years                   7,293             6,973
Computer equipment and software                          3 - 10 years               37,421            40,639
Other                                                     3 - 5 years                   40                40
                                                                            ---------------   ---------------
                                                                                    68,384            71,089
Accumulated depreciation                                                           (27,935)          (25,745)
                                                                            ---------------   ---------------
                                                                                 $  40,449         $  45,344
                                                                            ===============   ===============

        Depreciation expense was $6,099, $5,594 and $5,086 for the years ended
        December 31, 2011, 2010 and 2009, respectively.

10.     REINSURANCE

        The Company is primarily involved in the cession and, to a lesser degree, assumption of life and annuity reinsurance with other companies.
        Reinsurance premiums and claims ceded and assumed for the years ended
        December 31 are as follows:

                                          2011                           2010                          2009
                               ----------------------------   ----------------------------  -----------------------------
                                  Ceded         Assumed          Ceded         Assumed         Ceded          Assumed
                               -------------  -------------   -------------  -------------  -------------   -------------

Premiums and deposits
 on investment contracts          $ 533,766        $ 9,034       $ 353,374        $ 1,340      $ 489,965         $ 1,001

Claims and investment
 contract withdrawals               212,969          1,337         210,711          1,763        198,117             256

        The Company is party to two funds withheld coinsurance agreements with a third-party reinsurer. These are indemnity agreements that cover 50% of substantially all policies of specific annuity plans issued from January
        1, 2002 through March 31, 2005, 60% of substantially all policies of specific annuity plans issued from April 1, 2005 through February 29,
        2008, and 50% of substantially all policies of specific annuity plans issued since March 1, 2008. In these agreements, the Company agrees to withhold, on behalf of the assuming company, assets equal to the statutory liabilities associated with these policies. The Company has netted the funds withheld liability of $4,113,910 and $4,035,855 against the reserve credits of $4,840,062 and $4,628,996 in reinsurance receivables in the December 31, 2011 and 2010 consolidated balance sheets, respectively. The reserve credits contain embedded derivatives as discussed in Note 5.

        The Company is a party to a coinsurance agreement with GLAC. This is an indemnity agreement that covers 100% of all policies issued from January
        1, 2008 through September 30, 2009 of specific annuity plans. Reserve credits of $584,429 and $585,225 associated with this agreement are reported as a component of reinsurance receivables in the December 31,
        2011 and 2010 consolidated balance sheets, respectively.

        On December 31, 2010, MNL Re entered into a coinsurance agreement with
        North American. In accordance with the coinsurance agreement North
        American ceded a defined block of permanent life insurance products to
        MNL Re. At December 31, 2011, MNL Re assumed reserves of $480 which are included in reinsurance receivables and received premiums of $5,227 from
        North American. MNL Re paid experience refunds to North American of
        $4,738 for the year ended December 31, 2011. For the year ended December
        31, 2010, there were no assumed reserves, reinsurance receivables, or experience refunds paid.

        On December 31, 2011, Solberg Re entered into a coinsurance agreement with North American. In accordance with the coinsurance agreement North
        American ceded a defined block of term life insurance to Solberg Re. At
        December 31, 2011 Solberg Re assumed reserves of $56,395, which are included in reinsurance receivables and received premiums of $7,668 from
        North American.

        Premiums, interest sensitive life and investment product charges, and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported gross of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

11.     ACCUMULATED OTHER COMPREHENSIVE INCOME

        The components of accumulated OCI are as follows:

                                                             2011               2010
                                                       -----------------  ------------------

Net unrealized gain (loss)
     Available-for-sale securities                          $ 1,469,788          $  213,426
     Certain interest rate swaps                                  2,165               1,893
     Non-credit portion of OTTI losses                          (24,400)            (20,013)
Intangibles                                                    (253,949)            (39,217)
Pension liability:
     Unrecognized actuarial net gains (losses)                  (22,075)            (17,061)
Postretirement liability:
     Unrecognized actuarial net gains (losses)                   (9,547)             (3,748)
     Unrecognized prior service costs                               931               1,048
Deferred income taxes                                          (407,020)            (47,715)
                                                       -----------------  ------------------

Accumulated other comprehensive gain (loss)                  $  755,893           $  88,613
                                                       =================  ==================

        The following table sets forth the changes in each component of accumulated OCI:

                                                                      2011               2010                2009
                                                                 ---------------  ------------------  -----------------

Net unrealized gain (loss)
     Available-for-sale securities                                  $ 1,243,917         $ 1,549,789         $  971,529
     Certain interest rate swaps                                            272                 611             (2,243)
     Non-credit portion of OTTI losses                                   (4,387)             (7,193)           (12,820)
Intangibles                                                            (214,732)           (494,518)          (408,899)
Reclassification adjustment for (gains) losses released
     into income                                                         12,445            (161,232)           (86,401)
Pension liability:
     Amortization of net loss in net periodic benefit expense             1,450                 647                346
     Net gain (loss) recognized in accrued benefit costs                 (6,464)             (5,676)            (3,775)
Postretirement liability:
     Amortization of net gain (loss) in net periodic
     benefit expense                                                        504                 103                 29
     Amortization of prior service costs                                   (117)               (117)                75
     Net gain (loss) recognized in accrued benefit costs                 (6,303)             (1,854)              (592)
     Prior service costs arising in current year                              -                   -              1,458
Deferred income taxes                                                  (359,305)           (308,196)          (160,548)
                                                                 ---------------  ------------------  -----------------

     Net other comprehensive gain (loss)                             $  667,280          $  572,364         $  298,159
                                                                 ===============  ==================  =================

        The unrealized gain (loss) on available-for-sale securities, certain interest rate swaps, and non-credit portion of OTTI losses is adjusted by intangibles and deferred income taxes and is included in the statements of stockholder's equity.

12.     INCOME TAXES

        The significant components of income tax expense (benefit) are as follows:

                                          2011                2010               2009
                                     ----------------   -----------------  -----------------

Current                                    $  18,207          $  111,757         $  120,089
Deferred                                      90,940              20,151            (17,781)
                                     ----------------   -----------------  -----------------
    Total income tax expense              $  109,147          $  131,908         $  102,308
                                     ================   =================  =================

        Total income tax expense attributable to income before taxes differs from the amounts that would result from applying the U.S. Federal statutory income tax rate of 35% in 2011, 2010 and 2009 are as follows:

                                                 2011                2010               2009
                                           -----------------   -----------------  -----------------

At statutory federal income tax rate             $  138,863          $  169,533         $  104,735
Dividends received deductions                        (1,112)             (1,484)              (497)
Tax credits                                         (33,010)            (32,473)            (4,585)
Other, net                                            4,406              (3,668)             2,655
                                           -----------------   -----------------  -----------------
    Total income tax expense                     $  109,147          $  131,908         $  102,308
                                           =================   =================  =================

        The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31, 2011 and 2010 are as follows:

                                                                   2011                2010
                                                             -----------------   -----------------

Deferred income tax assets
    Policy liabilities and reserves                                $  609,070          $  683,028
    Investments                                                             -                   -
    Other, net                                                         50,282              40,593
                                                             -----------------   -----------------
      Total deferred income tax assets                                659,352             723,621
                                                             -----------------   -----------------
Deferred income tax liabilities
    Present value of future profits of acquired business               (6,012)             (7,355)
    Investments                                                      (516,328)           (102,417)
    Deferred policy acquisition costs and deferred sales
     inducements                                                     (524,842)           (551,434)
                                                             -----------------   -----------------
      Total deferred income tax liabilities                        (1,047,182)           (661,206)
                                                             -----------------   -----------------
      Net deferred income tax asset (liability)                    $ (387,830)          $  62,415
                                                             =================   =================

        If the Company determines that any of its deferred tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized.
        Based upon a review of the Company's anticipated future taxable income and after considering all other available evidence, both positive and negative, the Company's management concluded that it is more likely than not that the gross deferred tax assets will be realized, and no valuation allowance is necessary.

        The Company does not expect any significant changes to its liability for unrecognized tax benefits during the next twelve months. The Company recognizes interest and/or penalties as a component of tax expense. The
        Company did not have any accrued interest and penalties at December 31,
        2011 and 2010.

        The IRS concluded an examination of the Company's income tax returns for
        2007 through 2008 during the year ended December 31, 2011. No significant adjustments were recorded as a result of the examination.

13.     STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

        The Company is domiciled in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners
        ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.

        There were no permitted practices used by the Company in 2011; however, prescribed practices used by the Company in 2011 include the following:

        1.      In 2006 Iowa issued a prescribed practice that allows other than market value for assets held in separate accounts where general account guarantees are present on such separate accounts. As a result, the Company carries the assets of the separate accounts related to its bank owned life insurance products at book value.

        2.      In 2008 Iowa issued a prescribed practice to account for call option derivative assets that hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices at amortized cost. Other derivative
                instruments such as indexed futures, swaps and swaptions that may be used to hedge the growth in interest credited to the policy as a direct result of changes in the related indices would still be accounted for at fair value since an amortized cost for these instruments does not exist. As a result, the
                Company elected to establish a voluntary reserve to offset to increases in the values of these other derivative instruments.
                The prescribed practice also provides guidance to determine indexed annuity reserve calculations based on the Guideline 35
                Reserve assuming the market value of the call option(s)
                associated with the current index term is zero, regardless of the observable market for such option(s). At the conclusion of the index term, credited interest is reflected in the reserve as realized, based on actual index performance. The Company adopted this prescribed practice in 2008.

        The combined effect of applying these prescribed practices in 2011 decreased the Company's statutory-based surplus by $59,388. The risk-based capital excluding the effect of these prescribed practices would not have resulted in a regulatory trigger event.

        Generally, the net assets of an Iowa domiciled insurance company available for distribution as ordinary dividends to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed paid-in and contributed surplus. All payments of extraordinary dividends to stockholders are subject to approval by regulatory authorities. The maximum amount of dividends that can be paid by the Company during any
        12-month period, without prior approval of the Iowa insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory income (generally, the greater of prior year statutory-basis net gain from operations or 10% of prior year-end statutory-basis surplus as regards policyholders). The
        Company paid dividends of $114,692, $92,260 and $51,617 in 2011, 2010 and 2009, respectively. Dividends payable in 2012 up to approximately
        $285 million will not require prior approval of regulatory authorities.

        The statutory net gain from operations of the Company for the years ended December 31, 2011, 2010 and 2009, is approximately $326,031,
        $284,969 and $83,327, respectively, and reported surplus as regards policyholders at December 31, 2011, 2010 and 2009, is $1,854,241,
        $1,639,725 and $1,391,869 , respectively, in accordance with statutory accounting principles.

14.     OPERATING LEASES

        The Company leases certain equipment and office space. Rental expense of
        $4,224, $4,231 and $3,749 was incurred in 2011, 2010 and 2009, respectively. Approximate future minimum lease payments under noncancellable leases are as follows:

            Year ending December 31,
            2012                                              $  2,985
            2013                                                 2,806
            2014                                                 2,708
            2015                                                 2,511
            2016                                                 1,963
            Thereafter                                           7,909
                                                        ---------------
                                                             $  20,882
                                                        ===============

15.     EMPLOYEE BENEFIT PLANS

        Defined benefit pension plan and post-retirement health care benefits

        The Company, via its insurance subsidiary, participates in noncontributory defined benefit pension plan ("Pension Plan") sponsored by SEI covering certain full-time employees. In addition, the Company provides, via its insurance subsidiary, certain post-retirement health care benefits through a health and welfare benefit plan ("Other Benefit
        Plan") and life insurance benefits for eligible active and retired employees.

        The information for the Pension Plan and Other Benefits Plan, which reflects an allocation of the Company's portion of the SEI plans at
        December 31, is as follows:

                                                                          Pension Plan              Other Benefit Plan
                                                                      2011           2010          2011           2010
                                                                   ------------   ------------  ------------   ------------
Obligation and funded status
Accumulated benefit obligation                                       $ (53,974)     $ (43,967)    $ (24,168)     $ (16,297)
Fair value of plan assets                                               45,527         36,383             -              -
                                                                   ------------   ------------  ------------   ------------
Underfunded status                                                      (8,447)        (7,584)      (24,168)       (16,297)
                                                                   ------------   ------------  ------------   ------------
Accrued benefit liability recognized
in other liabilities                                                    (8,447)        (7,584)      (24,168)       (16,297)
                                                                   ------------   ------------  ------------   ------------

Changes in liability for benefits recognized in
    accumulated OCI (pre-tax)
Beginning balance                                                    $ (17,061)     $ (12,032)      $(2,700)        $ (832)
Net (gain) loss amortized into net periodic benefit cost                 1,450            647           387            (14)
Net gain (loss) arising during the period                               (6,464)        (5,676)       (6,303)        (1,854)
                                                                   ------------   ------------  ------------   ------------
Balance at December 31                                                 (22,075)       (17,061)       (8,616)        (2,700)
                                                                   ------------   ------------  ------------   ------------

Changes in deferred taxes recognized in
    accumulated OCI                                                    $(1,755)       $(1,760)      $(2,071)        $ (654)
                                                                   ------------   ------------  ------------   ------------

                                                                 Pension Plan                     Other Benefit Plan
                                                         2011        2010        2009        2011        2010        2009
                                                       ----------  ----------  ----------  ----------  ----------  ----------
Additional information
Net periodic benefit income (costs)                     $ (849)     $ (345)      $  45     $ 2,218     $(1,403)    $ 1,438
Net periodic benefit cost reclassified from
   accumulated OCI                                      (1,450)       (647)       (346)       (387)         14        (104)
Employer contributions                                   5,000       5,000           -         263         430         331
Employee contributions                                       -           -           -         185         152         122
Benefit payments                                           531         449         363         491         582         453

Actuarial assumptions
Weighted-average assumptions used to determine benefit
   obligations as of December 31:
     Discount rate                                       4.27%       5.33%       5.88%       4.28%       5.12%       5.50%
     Expected return on plan assets                      7.00%       7.00%       7.00%        N/A         N/A         N/A

Weighted-average assumptions used to determine net
   costs for the years ended December 31:
     Discount rate                                       5.33%       5.88%       5.88%       5.50%       5.50%       6.25%
     Expected return on plan assets                      7.00%       7.00%       7.00%        N/A         N/A         N/A

        The following estimated future benefit payments, which reflect expected future service, as appropriate, are expected to be paid in the years indicated:

                                                                      Other
                                                    Pension          Benefit
                                                      Plan            Plan
                                                 ---------------  --------------
       Year ending December 31,
               2012                                    $  1,192         $   597
               2013                                       1,353             646
               2014                                       1,562             701
               2015                                       1,707             772
               2016                                       1,853             847
               2017-2021                                 12,016           5,409

        Pension Plan

        Effective December 31, 2004, the Company approved a plan amendment to freeze the participants' accounts of the noncontributory defined benefit
        Pension Plan, which has the effect of establishing each participant's earned accrued benefit as of December 31, 2004. In addition, the participants' benefits shall be payable pursuant to the terms of the
        Pension Plan to the extent each participant is or becomes 100% vested in such accrued benefits.

        In 2011, 2010 and 2009, the Pension Plan recorded an actuarial loss of
        $8,220, $5,082 and $3,775, respectively, due to demographic experience, including assumption changes, and investment returns that vary from assumptions made during the prior year.

        For 2011 and 2010, the plan sponsor's weighted-average expected long-term rate of return on assets was 7.00%. In developing this assumption, the plan sponsor evaluated input from its third party pension plan asset managers, including their review of asset class return expectations and long-term inflation assumptions. The plan sponsor also considered its historical average return, which was in line with the expected long-term rate of return assumption for 2011.

        The Pension Plan asset allocation as of the measurement date and target asset allocation, presented as a percentage of total plan assets, were as follows:

                                                                2011
                                                               Target            2011            2010
Cash equivalents and fixed income securities                          65%              65%             63%
Mutual funds, hedge funds and other                                   35%              35%             37%
                                                           ---------------  ---------------  --------------

             Total                                                   100%             100%            100%
                                                           ===============  ===============  ==============

        It is the plan sponsor's policy to invest Pension Plan assets in a diversified portfolio consisting of an array of assets matching the target asset allocations investment strategies above. The assets are managed with a view to ensuring that sufficient liquidity will be available to meet the expected cash flow requirements of the plan. The investment risk of the assets is limited by appropriate diversification both within and between asset classes. To achieve the desired returns, the plan assets are invested primarily in a variety of individual fixed income securities matched to the plan's liabilities as well as diversified equity portfolio comprised of assets that are expected to generate an excess return over the return associated with the plan. This equity portfolio is expected to achieve long-term returns similar to the return on equities with reduced volatility through the use of option overlay, geographic diversification and a focus on strategies with higher income generation capacity. The following table summarizes the valuation of the Company's Pension Plan assets carried at fair value as of December 31, 2011 and 2010 by asset class:

                                                                                December 31, 2011
                                             -------------------------------------------------------------------------------
                                               Quoted Prices        Significant
                                                 in Active             Other            Significant
                                                Markets for          Observable        Unobservable
                                              Identical Assets         Inputs             Inputs
                                                 (Level 1)           (Level 2)           (Level 3)             Total
                                             -------------------  -----------------  ------------------  -------------------

Cash equivalents (A)                                    $ 2,114                $ -                 $ -              $ 2,114
Fixed income securities (B)
Corporate debt instruments                                    -             23,966                   -               23,966
Foreign debt obligations                                      -              1,134                   -                1,134
Other governmental/municipal agencies                         -              2,312                   -                2,312
Equity-based investments:
   Mutual Funds (C )                                     15,160                  -                   -               15,160
Hedge Funds (D)                                               -                  -                 841                  841
                                             -------------------  -----------------  ------------------  -------------------

                                                       $ 17,274           $ 27,412               $ 841             $ 45,527
                                             ===================  =================  ==================  ===================

                                                                              December 31, 2010
                                             -------------------------------------------------------------------------------
                                               Quoted Prices        Significant
                                                 in Active             Other            Significant
                                                Markets for          Observable        Unobservable
                                              Identical Assets         Inputs             Inputs
                                                 (Level 1)           (Level 2)           (Level 3)             Total
                                             -------------------  -----------------  ------------------  -------------------

Cash equivalents (A)                                    $ 2,001                $ -                 $ -              $ 2,001
Fixed income securities (B)
U.S. Treasury                                                 -              6,736                   -                6,736
Other governmental/municipal agencies                         -              1,669                   -                1,669
Corporate debt instruments                                    -             11,619                   -               11,619
Foreign debt obligations                                      -                893                   -                  893
Equity securities - warrants (E)                              5                  -                   -                    5
Hedge Funds (D):
Equity securities                                             -                  -               7,751                7,751
Other                                                         -                  -                 413                  413
Distressed debt                                               -                  -                 147                  147
Multi-strategy                                                -                  -               5,149                5,149
                                             -------------------  -----------------  ------------------  -------------------

                                                        $ 2,006           $ 20,917            $ 13,460             $ 36,383
                                             ===================  =================  ==================  ===================

        (A)     Cash equivalents are held in a readily accessible money market fund. The fund is managed pursuant to regulations whereby the fund expects to maintain a stable value of $1.00 per share.

        (B)     Fixed income investments are generally based on quoted prices in active markets. When quoted prices are not available, fair value is determined based on valuation models that use inputs such as interest-rate yield curves, cross-currency basis index spreads and country-specific credit spreads similar to the bond in terms of issuer maturity and seniority.

        (C)     Mutual funds are registered investments that are priced at NAV at the end of each day. The funds that are invested in equities across a broad investment spectrum, including mid-cap, large cap, emerging and developed markets, liquid real estate and infrastructure.

        (D)     Hedge funds are primarily valued by each fund's administrator based upon the valuation of the underlying assets by applying methodologies as appropriate to the specific
                security/instrument. In 2011, substantially all investments held in hedge funds were liquidated and, accordingly, these
                investments are presented as a single asset class in 2011. Hedge fund investments include:

                Equity securities - investments across the capitalization and style spectrum. The investment manager can make investments in both U.S. and International equity securities. Other - assets in liquidation mode.

                Distressed debt - investments in various securities that are generally trading at material discounts relative to their par or face value as a result of either formal bankruptcy proceedings or financial market perception of near term proceedings.

                Multi-strategy - investments that identify attractive valuations across multiple markets, currencies and types of securities.

        (E)     The fair value of warrants is based on the underlying quoted prices in active markets for identical assets.

        The tables below set forth a summary of changes in the fair value of the
        Pension Plan's level 3 investment assets for the years ended December 31
        2011 and 2010:

                                                  Equity                           Distressed         Multi-
                                                Securities         Other              Debt           strategy           Total
                                              ---------------  ---------------   ---------------  ---------------   ---------------

Balance at January 1, 2011                           $ 7,751            $ 413             $ 147          $ 5,149          $ 13,460
Actual return on plan assets:
Held at end of the period                                  7                1               (12)              (1)               (5)
Sold during the period                                   210              (54)                -             (165)               (9)
Purchases, sales and settlements, net                 (7,586)             (73)              (47)          (4,899)          (12,605)
                                              ---------------  ---------------   ---------------  ---------------   ---------------

Balance at December 31, 2011                           $ 382            $ 287              $ 88             $ 84             $ 841
                                              ===============  ===============   ===============  ===============   ===============

                                                  Equity                           Distressed         Multi-
                                                Securities         Other              Debt           strategy           Total
                                              ---------------  ---------------   ---------------  ---------------   ---------------

Balance at January 1, 2010                           $ 8,750          $ 1,338             $ 814          $ 4,857          $ 15,759
Actual return on plan assets:
Held at end of the period                              1,466              177               105              750             2,498
Sold during the period                                  (227)               8                30               19              (170)
Purchases, sales and settlements, net                 (2,238)          (1,110)             (802)            (477)           (4,627)
                                              ---------------  ---------------   ---------------  ---------------   ---------------

Balance at December 31, 2010                         $ 7,751            $ 413             $ 147          $ 5,149          $ 13,460
                                              ===============  ===============   ===============  ===============   ===============

        Pension plan funding requirements for 2012 will be determined based upon actuarial requirements.

        The estimated amortization of net loss for the pension plan in 2012 is
        $2,449. The estimated 2012 net periodic benefit expense for the pension plan is $1,320. In 2012 a 50 basis point increase to the discount rate projected at 4.27% would result in net periodic cost of $607 and a 50 basis point decrease would result in net periodic cost of $2,127. In
        2012 a 50 basis point increase to the expected rate of return on assets projected at 7.00% would result in net periodic cost of $1,563 and a 50 basis point decrease would result in net periodic cost of $1,076.

        Other Benefit Plan

        In 2011, 2010 and 2009, the other benefit plan recorded an actuarial loss of $2,933, $1,854, and $592, respectively, due to assumption changes and demographic experience different from rates assumed during the prior year.

        For measurement purposes, a 9.00% annual rate of increase in the per capita cost of covered healthcare benefits was assumed for 2010. The rate was assumed to decrease gradually to 4.50% over a five year period, and remain level thereafter. For 2011, an 8.00% assumed annual rate of increase in the per capita cost of healthcare benefits gradually decreases to 4.20% by 2084.

        The estimated 2012 amortization of net loss and prior service cost for the Other Benefit Plan is $296. The estimated 2011 net periodic benefit expense for the Other Benefit Plan is $2,366.

        Employee stock ownership plan

        The Company participates in an Employee Stock Ownership Plan ("ESOP")
        sponsored by SEI covering certain full-time employees. Prior to 2010, the majority of SEI's stock was held in the Charles A. Sammons 1987
        Charitable Remainder Trust Number Two (the "CRT"). Prior to his death in
        1988, Charles A. Sammons, the founder of SEI, established the CRT. The death of his widow, Elaine D. Sammons, in January 2009, initiated the process of settling the CRT. In January 2010, the 7,664,402 shares of the SEI stock held by the CRT were transferred to the ESOP (the
        "Transfer") as unallocated shares, which completed the settlement of the
        CRT. As of December 31, 2010 the ESOP owns 99.99% of the outstanding stock of SEI.

        Subsequent to the Transfer and commencing in 2010, compensation expense continued to be recognized as shares to participants are committed to be released. In 2011 and 2010, the offset was recorded to paid-in capital in the balance sheet.

        Compensation expense of $13,301, $12,247 and $10,838 for 2011, 2010 and
        2009, respectively was recorded related to the ESOP.

16.     OTHER RELATED PARTY TRANSACTIONS

        The Company pays fees to SEI under management contracts that cover certain investment, accounting, employee benefits and management services. The Company was charged $7,940, $11,200 and $10,626 in 2011,
        2010 and 2009, respectively, related to these contracts.

        Guggenheim Partners Asset Management, Inc. ("Guggenheim") provides investment management services for the Company. During 2011, 2010 and
        2009, the Company incurred $24,764 , $23,674 and $16,750, respectively, for these investment management services. The fee is calculated based on the average fair value of invested assets under management multiplied by a contractual rate.

        Guggenheim is the general partner of the Fund, a private investment company and VIE. See Note 6 for further discussion of this VI.

        The Company holds a mortgage loan on the property of an indirect affiliate, The Grove Park Inn. The balance of the loan was $48,519 and
        $49,287 as of December 31, 2011 and 2010, respectively. The Company earned interest income on the loan of $3,675, $3,741 and $1,715 in 2011,
        2010 and 2009, respectively.

        The Company is also a party to two coinsurance agreements with a reinsurer that is a subsidiary of Guggenheim. The Company receives fees under a service contract that became effective December 2009 which covers specified accounting and financial reporting services. The service fees received were $355, $304 and $0 in 2011, 2010 and 2009, respectively. See Note 10 for further discussion of these transactions.

        The Company pays sales commissions to Sammons Securities, Inc. ("SSI"), a broker-dealer company, associated with the variable life and annuity premiums placed with the Company's separate account funds and other fixed annuity product sales. The Company incurred commissions of approximately $516, $711 and $659 in 2011, 2010 and 2009, respectively, related to SSI sales.

17.     COMMITMENTS AND CONTINGENCIES

        The Company has, in the normal course of business, claims and lawsuits filed against it. In some cases the damages sought are substantially in excess of contractual policy benefits. The Company believes these claims and lawsuits, either individually or in aggregate, will not materially affect the Company's financial position or results of operations.

        At December 31, 2011, the Company had outstanding capital commitments to limited partnerships of $89,415.

        The Company makes funding commitments to various private placement bond issuers. As of December 31, 2011, the Company had $37,149 of outstanding private placement bond funding commitments.

        Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The Company does not believe such assessments will be materially different from amounts already provided for in the consolidated financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

18.     SUBSEQUENT EVENTS

        The Company evaluated subsequent events through March 28, 2012 which is the date the consolidated financial statements were available to be issued. There were no subsequent event transactions that required disclosure in the consolidated financial statements.

Midland National Life Insurance Company
Separate Account C
Financial Statements
December 31, 2011 and 2010

Midland National Life Insurance Company
Separate Account C
Index
-------------------------------------------------------------------------------------------------------

                                                                                                 Page(s)

Report of Independent Registered Public Accounting Firm................................................1

Financial Statements

Statements of Assets and Liabilities, Operations and Changes in Net Assets.........................2-141

Notes to Financial Statements....................................................................142-168

             Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder of Midland National Life Insurance
Company and Policyholders of the Midland National Life Insurance Company
Separate Account C:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts of Midland National Life Insurance Company Separate Account C
(which includes the Fidelity Variable Insurance Products Fund I, the Fidelity
Variable Insurance Products Fund II, the Fidelity Variable Insurance Products
Fund III, the American Century Variable Portfolios, Inc., the MFS Variable
Insurance Trust, the Lord Abbett Series Fund, Inc., the Alger Fund, the Calvert
Variable Series, Inc., the Invesco Variable Insurance Funds, the J.P. Morgan
Series Trust II, the Rydex Variable Trust, the ProFunds VP, the Van Eck Variable
Insurance Portfolio, the Janus Aspen Series, the PIMCO Variable Insurance Trust,
the Goldman Sachs Variable Insurance Trust, the Neuberger Berman Advisors
Management Trust, the Premier VIT, the Credit Suisse Trust, the Dreyfus Variable
Investment Fund, the Direxion Insurance Trust, the Invesco Van Kampen Variable
Insurance Funds, the Morgan Stanley Universal Institutional Funds, and the
Northern Lights Variable Trust subaccount thereof) at December 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as
"financial statements") are the responsibility of Midland National Life
Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of the number of shares owned at December 31, 2011 by correspondence with the custodians, provide a reasonable basis for our opinion.

April 24, 2012

Midland National Life Insurance Company
Separate Account C
Accumulated Total for All Portfolios
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                              Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                 Investment income:
     (cost $452,071,837)                    $ 445,318,700       Dividend income                             $  8,378,562
                                                                Capital gains distributions                    3,611,438
                                                                                                          ---------------
Liabilities                                             -
                                           ---------------
                                                                                                              11,990,000
                                                                                                          ---------------
Net assets                                  $ 445,318,700   Expenses:
                                           ---------------
                                                                Administrative expense                           268,181
                                                                Mortality and expense risk                     8,168,863
                                                                Contract maintenance charge                       84,527
                                                                                                          ---------------

                                                                                                               8,521,571
                                                                                                          ---------------

                                                            Net investment income                              3,468,429

                                                            Realized and change in unrealized gains
                                                              (losses) on investments
                                                                Net realized gains on investments              9,731,158
                                                                Change in net unrealized depreciation on
                                                                 investments                                 (34,438,416)
                                                                                                          ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                    $ (21,238,829)
                                                                                                          ---------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                             2011              2010

Net assets at beginning of year                                                          $ 518,873,332     $ 497,289,491

Net (decrease) increase in net assets resulting from operations                            (21,238,829)       46,889,114

Capital shares transactions
   Net premiums                                                                             27,878,247        43,553,040
   Transfers of policy loans                                                                   (77,265)          (80,412)
   Transfers of surrenders                                                                 (49,475,341)      (37,034,481)
   Transfers of death benefits                                                              (4,611,985)       (5,453,828)
   Transfers of other terminations                                                         (18,557,407)      (19,747,458)
   Interfund and net transfers to general account                                           (7,472,052)       (6,542,134)
                                                                                        ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (52,315,803)      (25,305,273)
                                                                                        ---------------   ---------------

Total (decrease) increase in net assets                                                    (73,554,632)       21,583,841
                                                                                        ---------------   ---------------

Net assets at end of year                                                                $ 445,318,700     $ 518,873,332
                                                                                        ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     2

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Money Market Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     18,551,744 shares (cost $18,551,744)   $  18,551,744      Dividend income                              $    25,023
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 25,023
                                                                                                         ---------------
Net assets                                  $  18,551,744  Expenses:
                                          ----------------
                                                               Administrative expense                            10,386
                                                               Mortality and expense risk                       392,152
                                                               Contract maintenance charge                        2,392
                                                                                                         ---------------

                                                                                                                404,930
                                                                                                         ---------------

                                                           Net investment loss                                 (379,907)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                          -
                                                           Change in net unrealized appreciation on
                                                                investments                                           -
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (379,907)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  21,577,234     $  19,608,907

Net decrease in net assets resulting from operations                                         (379,907)         (291,832)

Capital shares transactions
   Net premiums                                                                             1,906,552         6,098,535
   Transfers of policy loans                                                                   15,649            13,389
   Transfers of surrenders                                                                 (8,088,698)       (2,522,972)
   Transfers of death benefits                                                               (189,533)         (396,546)
   Transfers of other terminations                                                         (1,425,955)       (1,409,934)
   Interfund and net transfers from general account                                         5,136,402           477,687
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (2,645,583)        2,260,159
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (3,025,490)        1,968,327
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  18,551,744     $  21,577,234
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     3

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I High Income Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     6,391,631 shares (cost $35,238,669)    $  33,676,891      Dividend income                             $  1,950,646
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                              1,950,646
                                                                                                         ---------------
Net assets                                  $  33,676,891  Expenses:
                                          ----------------
                                                               Administrative expense                             5,697
                                                               Mortality and expense risk                       297,530
                                                               Contract maintenance charge                        1,556
                                                                                                         ---------------

                                                                                                                304,783
                                                                                                         ---------------

                                                           Net investment income                              1,645,863

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    646,645
                                                           Change in net unrealized depreciation on
                                                                investments                                  (1,553,270)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    739,238
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  29,229,531     $  24,085,137

Net increase in net assets resulting from operations                                          739,238         2,351,097

Capital shares transactions
   Net premiums                                                                               481,179         2,402,095
   Transfers of policy loans                                                                     (202)           (1,212)
   Transfers of surrenders                                                                   (839,881)         (851,496)
   Transfers of death benefits                                                                (81,211)         (880,914)
   Transfers of other terminations                                                           (709,612)         (908,329)
   Interfund and net transfers from general account                                         4,857,849         3,033,153
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                             3,708,122         2,793,297
                                                                                       ---------------   ---------------

Total increase in net assets                                                                4,447,360         5,144,394
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  33,676,891     $  29,229,531
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     4

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Equity-Income Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     716,005 shares (cost $13,604,377)      $  13,262,783      Dividend income                             $    301,103
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                301,103
                                                                                                         ---------------
Net assets                                  $  13,262,783  Expenses:
                                          ----------------
                                                               Administrative expense                            11,688
                                                               Mortality and expense risk                       182,168
                                                               Contract maintenance charge                        5,975
                                                                                                         ---------------

                                                                                                                199,831
                                                                                                         ---------------

                                                           Net investment income                                101,272

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    357,302
                                                           Change in net unrealized depreciation on
                                                                investments                                    (523,118)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (64,544)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  14,115,630     $  12,618,276

Net (decrease) increase in net assets resulting from operations                               (64,544)        1,657,479

Capital shares transactions
   Net premiums                                                                               693,162         1,047,111
   Transfers of policy loans                                                                   (7,590)           (3,213)
   Transfers of surrenders                                                                 (1,216,603)       (1,116,860)
   Transfers of death benefits                                                               (198,268)         (126,534)
   Transfers of other terminations                                                           (411,391)         (351,775)
   Interfund and net transfers from general account                                           352,387           391,146
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (788,303)         (160,125)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (852,847)        1,497,354
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  13,262,783     $  14,115,630
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     5

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     173,035 shares (cost $6,102,123)        $  6,376,464      Dividend income                              $    23,038
                                                               Capital gains distributions                       25,653
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 48,691
                                                                                                         ---------------
Net assets                                   $  6,376,464  Expenses:
                                          ----------------
                                                               Administrative expense                            10,156
                                                               Mortality and expense risk                        97,134
                                                               Contract maintenance charge                       10,577
                                                                                                         ---------------

                                                                                                                117,867
                                                                                                         ---------------

                                                           Net investment loss                                  (69,176)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (20,552)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (273,913)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (363,641)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  8,060,444      $  7,956,046

Net (decrease) increase in net assets resulting from operations                              (363,641)        1,487,217

Capital shares transactions
   Net premiums                                                                               133,212           160,206
   Transfers of policy loans                                                                   (1,124)             (840)
   Transfers of surrenders                                                                 (1,042,599)       (1,039,231)
   Transfers of death benefits                                                               (154,900)          (45,621)
   Transfers of other terminations                                                           (179,599)         (223,734)
   Interfund and net transfers to general account                                             (75,329)         (233,599)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,320,339)       (1,382,819)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,683,980)          104,398
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  6,376,464      $  8,060,444
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     6

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Overseas Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     648,863 shares (cost $10,238,586)       $  8,786,232      Dividend income                                $ 124,791
                                                               Capital gains distributions                       21,875
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                146,666
                                                                                                         ---------------
Net assets                                   $  8,786,232  Expenses:
                                          ----------------
                                                               Administrative expense                             6,934
                                                               Mortality and expense risk                       159,354
                                                               Contract maintenance charge                        2,234
                                                                                                         ---------------

                                                                                                                168,522
                                                                                                         ---------------

                                                           Net investment loss                                  (21,856)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (219,699)
                                                           Change in net unrealized depreciation on
                                                                investments                                  (2,304,260)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                    $  (2,545,815)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  12,016,775     $  11,518,915

Net (decrease) increase in net assets resulting from operations                            (2,545,815)        1,300,840

Capital shares transactions
   Net premiums                                                                               769,938         1,231,237
   Transfers of policy loans                                                                   (8,382)           (2,826)
   Transfers of surrenders                                                                   (718,463)         (699,250)
   Transfers of death benefits                                                               (157,494)         (104,357)
   Transfers of other terminations                                                           (381,917)         (326,770)
   Interfund and net transfers to general account                                            (188,410)         (901,014)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (684,728)         (802,980)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (3,230,543)          497,860
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  8,786,232     $  12,016,775
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     7

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Mid Cap Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     223,150 shares (cost $6,761,273)        $  6,434,527      Dividend income                              $    10,164
                                                               Capital gains distributions                       12,226
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 22,390
                                                                                                         ---------------
Net assets                                   $  6,434,527  Expenses:
                                          ----------------
                                                               Administrative expense                             7,344
                                                               Mortality and expense risk                       113,073
                                                               Contract maintenance charge                        3,256
                                                                                                         ---------------

                                                                                                                123,673
                                                                                                         ---------------

                                                           Net investment loss                                 (101,283)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    485,117
                                                           Change in net unrealized depreciation on
                                                                investments                                  (1,320,489)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (936,655)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  10,085,091      $  7,290,350

Net (decrease) increase in net assets resulting from operations                              (936,655)        2,506,906

Capital shares transactions
   Net premiums                                                                               272,039           510,455
   Transfers of policy loans                                                                      784            (3,509)
   Transfers of surrenders                                                                   (898,292)         (625,233)
   Transfers of death benefits                                                                (24,759)          (59,174)
   Transfers of other terminations                                                           (312,974)         (277,590)
   Interfund and net transfers (to) from general account                                   (1,750,707)          742,886
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (2,713,909)          287,835
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (3,650,564)        2,794,741
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  6,434,527     $  10,085,091
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     8

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Asset Manager Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     108,455 shares (cost $1,539,071)        $  1,490,922      Dividend income                                 $ 29,935
                                                               Capital gains distributions                        7,584
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 37,519
                                                                                                         ---------------
Net assets                                   $  1,490,922  Expenses:
                                          ----------------
                                                               Administrative expense                             2,062
                                                               Mortality and expense risk                        22,001
                                                               Contract maintenance charge                        1,883
                                                                                                         ---------------

                                                                                                                 25,946
                                                                                                         ---------------

                                                           Net investment income                                 11,573

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     27,455
                                                           Change in net unrealized depreciation on
                                                                investments                                    (105,231)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (66,203)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,701,867      $  2,168,447

Net (decrease) increase in net assets resulting from operations                               (66,203)          204,256

Capital shares transactions
   Net premiums                                                                               205,007             3,653
   Transfers of policy loans                                                                     (136)               30
   Transfers of surrenders                                                                   (192,192)         (291,695)
   Transfers of death benefits                                                                (28,196)                -
   Transfers of other terminations                                                            (47,207)         (104,830)
   Interfund and net transfers to general account                                             (82,018)         (277,994)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (144,742)         (670,836)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (210,945)         (466,580)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,490,922      $  1,701,867
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     9

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Investment Grade Bond Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     626,274 shares (cost $8,013,565)        $  8,039,276      Dividend income                             $    335,496
                                                               Capital gains distributions                      255,094
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                590,590
                                                                                                         ---------------
Net assets                                   $  8,039,276  Expenses:
                                          ----------------
                                                               Administrative expense                             7,581
                                                               Mortality and expense risk                       131,160
                                                               Contract maintenance charge                        2,542
                                                                                                         ---------------

                                                                                                                141,283
                                                                                                         ---------------

                                                           Net investment income                                449,307

                                                           Realized and change in unrealized gains
                                                             on investments
                                                           Net realized gains on investments                     15,401
                                                           Change in net unrealized appreciation on
                                                                investments                                       7,777
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    472,485
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  9,194,859      $  9,061,004

Net increase in net assets resulting from operations                                          472,485           682,746

Capital shares transactions
   Net premiums                                                                               694,696           632,538
   Transfers of policy loans                                                                       64            (4,377)
   Transfers of surrenders                                                                 (1,010,099)       (1,038,863)
   Transfers of death benefits                                                                (80,781)          (48,362)
   Transfers of other terminations                                                           (431,545)         (717,189)
   Interfund and net transfers (to) from general account                                     (800,403)          627,362
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,628,068)         (548,891)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,155,583)          133,855
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  8,039,276      $  9,194,859
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     10

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Index 500 Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     160,112 shares (cost $19,432,955)      $  20,589,498      Dividend income                             $    381,989
                                                               Capital gains distributions                      576,049
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                958,038
                                                                                                         ---------------
Net assets                                  $  20,589,498  Expenses:
                                          ----------------
                                                               Administrative expense                            17,899
                                                               Mortality and expense risk                       324,327
                                                               Contract maintenance charge                       11,118
                                                                                                         ---------------

                                                                                                                353,344
                                                                                                         ---------------

                                                           Net investment income                                604,694

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (40,472)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (449,952)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    114,270
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  24,749,932     $  24,814,080

Net increase in net assets resulting from operations                                          114,270         2,870,812
Capital shares transactions
   Net premiums                                                                             1,447,656         1,688,812
   Transfers of policy loans                                                                  (14,267)            1,703
   Transfers of surrenders                                                                 (2,122,352)       (2,152,382)
   Transfers of death benefits                                                               (350,972)         (277,891)
   Transfers of other terminations                                                           (767,003)         (676,571)
   Interfund and net transfers to general account                                          (2,467,766)       (1,518,631)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (4,274,704)       (2,934,960)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (4,160,434)          (64,148)
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  20,589,498     $  24,749,932
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     11

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Contrafund Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     753,865 shares (cost $18,929,104)      $  17,234,641      Dividend income                             $    168,407
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                168,407
                                                                                                         ---------------
Net assets                                  $  17,234,641  Expenses:
                                          ----------------
                                                               Administrative expense                            20,065
                                                               Mortality and expense risk                       259,096
                                                               Contract maintenance charge                       10,343
                                                                                                         ---------------

                                                                                                                289,504
                                                                                                         ---------------

                                                           Net investment loss                                 (121,097)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (290,650)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (374,035)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (785,782)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  20,075,700     $  20,217,408

Net (decrease) increase in net assets resulting from operations                              (785,782)        2,675,632

Capital shares transactions
   Net premiums                                                                               618,131           792,141
   Transfers of policy loans                                                                   (3,674)            2,806
   Transfers of surrenders                                                                 (1,301,197)       (1,926,940)
   Transfers of death benefits                                                                (68,144)         (149,508)
   Transfers of other terminations                                                           (558,230)         (617,155)
   Interfund and net transfers to general account                                            (742,163)         (918,684)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (2,055,277)       (2,817,340)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (2,841,059)         (141,708)
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  17,234,641     $  20,075,700
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     12

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Asset Manager: Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     70,557 shares (cost $884,831)           $    940,831      Dividend income                              $    16,349
                                                               Capital gains distributions                        2,003
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 18,352
                                                                                                         ---------------
Net assets                                   $    940,831  Expenses:
                                          ----------------
                                                               Administrative expense                             1,571
                                                               Mortality and expense risk                        14,007
                                                               Contract maintenance charge                        1,300
                                                                                                         ---------------

                                                                                                                 16,878
                                                                                                         ---------------

                                                           Net investment income                                  1,474

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     37,838
                                                           Change in net unrealized depreciation on
                                                                investments                                    (117,551)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (78,239)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,174,249      $  1,408,607

Net (decrease) increase in net assets resulting from operations                               (78,239)          143,215

Capital shares transactions
   Net premiums                                                                                33,420            27,935
   Transfers of policy loans                                                                     (673)             (638)
   Transfers of surrenders                                                                   (114,284)         (107,838)
   Transfers of death benefits                                                                 (1,273)           (7,513)
   Transfers of other terminations                                                            (56,411)          (39,126)
   Interfund and net transfers to general account                                             (15,958)         (250,393)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (155,179)         (377,573)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (233,418)         (234,358)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    940,831      $  1,174,249
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     13

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Balanced Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     237,002 shares (cost $3,329,574)        $  3,439,144      Dividend income                              $    56,089
                                                               Capital gains distributions                        9,749
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 65,838
                                                                                                         ---------------
Net assets                                   $  3,439,144  Expenses:
                                          ----------------
                                                               Administrative expense                             3,071
                                                               Mortality and expense risk                        51,429
                                                               Contract maintenance charge                        1,457
                                                                                                         ---------------

                                                                                                                 55,957
                                                                                                         ---------------

                                                           Net investment income                                  9,881

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     79,754
                                                           Change in net unrealized depreciation on
                                                                investments                                    (271,691)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (182,056)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  4,173,267      $  3,433,604

Net (decrease) increase in net assets resulting from operations                              (182,056)          566,654

Capital shares transactions
   Net premiums                                                                               506,486           517,395
   Transfers of policy loans                                                                      323            (1,887)
   Transfers of surrenders                                                                   (323,033)         (211,591)
   Transfers of death benefits                                                                (28,756)          (29,934)
   Transfers of other terminations                                                           (100,242)         (136,238)
   Interfund and net transfers (to) from general account                                     (606,845)           35,264
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (552,067)          173,009
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (734,123)          739,663
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  3,439,144      $  4,173,267
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     14

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Growth & Income Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     246,091 shares (cost $3,174,148)        $  3,074,009      Dividend income                              $    36,085
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 36,085
                                                                                                         ---------------
Net assets                                   $  3,074,009  Expenses:
                                          ----------------
                                                               Administrative expense                             2,715
                                                               Mortality and expense risk                        28,170
                                                               Contract maintenance charge                        2,619
                                                                                                         ---------------

                                                                                                                 33,504
                                                                                                         ---------------

                                                           Net investment income                                  2,581

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (49,147)
                                                           Change in net unrealized appreciation on
                                                                investments                                      45,754
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                      $      (812)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  2,325,706      $  2,616,283

Net (decrease) increase in net assets resulting from operations                                  (812)          277,798

Capital shares transactions
   Net premiums                                                                                93,424            53,981
   Transfers of policy loans                                                                     (278)              867
   Transfers of surrenders                                                                   (168,676)         (428,751)
   Transfers of death benefits                                                                (15,062)          (46,518)
   Transfers of other terminations                                                            (77,384)         (104,091)
   Interfund and net transfers from (to) general account                                      917,091           (43,863)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                    749,115          (568,375)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                       748,303          (290,577)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  3,074,009      $  2,325,706
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     15

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     104,768 shares (cost $1,778,162)        $  1,912,227      Dividend income                              $     2,380
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  2,380
                                                                                                         ---------------
Net assets                                   $  1,912,227  Expenses:
                                          ----------------
                                                               Administrative expense                             2,560
                                                               Mortality and expense risk                        27,179
                                                               Contract maintenance charge                        1,992
                                                                                                         ---------------

                                                                                                                 31,731
                                                                                                         ---------------

                                                           Net investment loss                                  (29,351)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    279,029
                                                           Change in net unrealized depreciation on
                                                                investments                                    (189,065)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                      $    60,613
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  3,475,300      $  1,675,468

Net increase in net assets resulting from operations                                           60,613           293,382

Capital shares transactions
   Net premiums                                                                                54,351            96,338
   Transfers of policy loans                                                                       31               (56)
   Transfers of surrenders                                                                   (142,579)         (200,675)
   Transfers of death benefits                                                                      -           (10,761)
   Transfers of other terminations                                                            (69,375)          (50,932)
   Interfund and net transfers (to) from general account                                   (1,466,114)        1,672,536
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,623,686)        1,506,450
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,563,073)        1,799,832
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,912,227      $  3,475,300
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     16

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Value Strategies Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     89,570 shares (cost $838,581)           $    790,907      Dividend income                              $     6,486
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  6,486
                                                                                                         ---------------
Net assets                                   $    790,907  Expenses:
                                          ----------------
                                                               Administrative expense                               369
                                                               Mortality and expense risk                        17,280
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 17,649
                                                                                                         ---------------

                                                           Net investment loss                                  (11,163)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    230,831
                                                           Change in net unrealized depreciation on
                                                                investments                                    (224,702)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $     (5,034)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  2,786,365      $  1,505,118

Net (decrease) increase in net assets resulting from operations                                (5,034)          147,561

Capital shares transactions
   Net premiums                                                                                33,863            62,031
   Transfers of policy loans                                                                   (1,827)             (811)
   Transfers of surrenders                                                                    (33,808)          (75,290)
   Transfers of death benefits                                                                 (1,438)          (27,176)
   Transfers of other terminations                                                            (65,371)          (65,407)
   Interfund and net transfers (to) from general account                                   (1,921,843)        1,240,339
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,990,424)        1,133,686
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,995,458)        1,281,247
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    790,907      $  2,786,365
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     17

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Balanced Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     330,162 shares (cost $2,034,976)        $  2,149,355      Dividend income                              $    41,408
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 41,408
                                                                                                         ---------------
Net assets                                   $  2,149,355  Expenses:
                                          ----------------
                                                               Administrative expense                               880
                                                               Mortality and expense risk                        30,038
                                                               Contract maintenance charge                          429
                                                                                                         ---------------

                                                                                                                 31,347
                                                                                                         ---------------

                                                           Net investment income                                 10,061

                                                           Realized and change in unrealized gains
                                                             on investments
                                                           Net realized gains on investments                     20,582
                                                           Change in net unrealized appreciation on
                                                                investments                                      54,512
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                      $    85,155
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  2,186,351      $  1,995,242

Net increase in net assets resulting from operations                                           85,155           202,476

Capital shares transactions
   Net premiums                                                                                76,456           242,475
   Transfers of policy loans                                                                       94                91
   Transfers of surrenders                                                                    (99,766)         (191,127)
   Transfers of death benefits                                                                (19,061)          (36,918)
   Transfers of other terminations                                                            (72,864)          (57,682)
   Interfund and net transfers (to) from general account                                       (7,010)           31,794
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (122,151)          (11,367)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                       (36,996)          191,109
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  2,149,355      $  2,186,351
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     18

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     198,059 shares (cost $2,585,774)        $  2,618,337      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $  2,618,337  Expenses:
                                          ----------------
                                                               Administrative expense                             3,073
                                                               Mortality and expense risk                        43,420
                                                               Contract maintenance charge                        1,593
                                                                                                         ---------------

                                                                                                                 48,086
                                                                                                         ---------------

                                                           Net investment loss                                  (48,086)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    513,196
                                                           Change in net unrealized depreciation on
                                                                investments                                    (634,347)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (169,237)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  5,009,357      $  2,759,551

Net (decrease) increase in net assets resulting from operations                              (169,237)        1,434,775

Capital shares transactions
   Net premiums                                                                               161,315           295,279
   Transfers of policy loans                                                                       47                23
   Transfers of surrenders                                                                   (249,321)         (261,922)
   Transfers of death benefits                                                                   (811)          (73,882)
   Transfers of other terminations                                                           (159,939)         (149,245)
   Interfund and net transfers (to) from general account                                   (1,973,074)        1,004,778
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (2,221,783)          815,031
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (2,391,020)        2,249,806
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  2,618,337      $  5,009,357
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     19

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. International Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     900,104 shares (cost $7,123,521)        $  6,681,840      Dividend income                             $    108,065
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                108,065
                                                                                                         ---------------
Net assets                                   $  6,681,840  Expenses:
                                          ----------------
                                                               Administrative expense                             6,846
                                                               Mortality and expense risk                       115,832
                                                               Contract maintenance charge                        2,005
                                                                                                         ---------------

                                                                                                                124,683
                                                                                                         ---------------

                                                           Net investment loss                                  (16,618)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    585,926
                                                           Change in net unrealized depreciation on
                                                                investments                                  (1,591,796)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                    $  (1,022,488)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  9,593,411     $  10,987,454

Net (decrease) increase in net assets resulting from operations                            (1,022,488)        1,161,802

Capital shares transactions
   Net premiums                                                                               155,955           176,283
   Transfers of policy loans                                                                     (701)           (2,387)
   Transfers of surrenders                                                                   (898,044)       (1,078,728)
   Transfers of death benefits                                                               (130,476)         (104,403)
   Transfers of other terminations                                                           (362,492)         (404,473)
   Interfund and net transfers to general account                                            (653,325)       (1,142,137)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,889,083)       (2,555,845)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (2,911,571)       (1,394,043)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  6,681,840      $  9,593,411
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     20

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Value Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     1,788,664 shares (cost $10,218,274)    $  10,374,251      Dividend income                             $    213,675
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                213,675
                                                                                                         ---------------
Net assets                                  $  10,374,251  Expenses:
                                          ----------------
                                                               Administrative expense                             7,731
                                                               Mortality and expense risk                       161,992
                                                               Contract maintenance charge                        2,010
                                                                                                         ---------------

                                                                                                                171,733
                                                                                                         ---------------

                                                           Net investment income                                 41,942

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                  (499,553)
                                                           Change in net unrealized appreciation on
                                                                investments                                     364,570
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (93,041)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  12,210,338     $  13,211,320

Net (decrease) increase in net assets resulting from operations                               (93,041)        1,245,287

Capital shares transactions
   Net premiums                                                                               547,907           624,667
   Transfers of policy loans                                                                   (4,941)           (2,616)
   Transfers of surrenders                                                                 (1,064,810)       (1,345,936)
   Transfers of death benefits                                                               (161,565)         (182,946)
   Transfers of other terminations                                                           (435,145)         (461,398)
   Interfund and net transfers to general account                                            (624,492)         (878,040)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,743,046)       (2,246,269)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (1,836,087)       (1,000,982)
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  10,374,251     $  12,210,338
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     21

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Income & Growth Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     248,095 shares (cost $1,575,833)        $  1,523,306      Dividend income                              $    18,547
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 18,547
                                                                                                         ---------------
Net assets                                   $  1,523,306  Expenses:
                                          ----------------
                                                               Administrative expense                             1,287
                                                               Mortality and expense risk                        20,654
                                                               Contract maintenance charge                          682
                                                                                                         ---------------

                                                                                                                 22,623
                                                                                                         ---------------

                                                           Net investment loss                                   (4,076)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (25,175)
                                                           Change in net unrealized depreciation on
                                                                investments                                      (1,661)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (30,912)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,207,242      $    991,592

Net (decrease) increase in net assets resulting from operations                               (30,912)          131,592

Capital shares transactions
   Net premiums                                                                                52,194            49,177
   Transfers of policy loans                                                                   (1,271)            1,194
   Transfers of surrenders                                                                    (96,528)          (96,320)
   Transfers of death benefits                                                                (22,086)          (36,640)
   Transfers of other terminations                                                            (26,938)          (17,733)
   Interfund and net transfers from general account                                           441,605           184,380
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               346,976            84,058
                                                                                       ---------------   ---------------

Total increase in net assets                                                                  316,064           215,650
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,523,306      $  1,207,242
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     22

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Inflation Protection Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     958,899 shares (cost $10,941,603)      $  11,267,059      Dividend income                             $    541,058
                                                               Capital gains distributions                      237,369
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                778,427
                                                                                                         ---------------
Net assets                                  $  11,267,059  Expenses:
                                          ----------------
                                                               Administrative expense                             3,791
                                                               Mortality and expense risk                       181,754
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                185,545
                                                                                                         ---------------

                                                           Net investment income                                592,882

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    753,928
                                                           Change in net unrealized depreciation on
                                                                investments                                    (220,178)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $  1,126,632
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  9,396,861      $  8,066,463

Net increase in net assets resulting from operations                                        1,126,632           311,571

Capital shares transactions
   Net premiums                                                                             1,835,641         1,182,796
   Transfers of policy loans                                                                   (5,973)           (3,772)
   Transfers of surrenders                                                                 (1,017,955)         (486,726)
   Transfers of death benefits                                                               (193,252)          (75,744)
   Transfers of other terminations                                                           (461,176)         (308,992)
   Interfund and net transfers from general account                                           586,281           711,265
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               743,566         1,018,827
                                                                                       ---------------   ---------------

Total increase in net assets                                                                1,870,198         1,330,398
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  11,267,059      $  9,396,861
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     23

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Large Company Value Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     161,764 shares (cost $1,495,745)        $  1,514,112      Dividend income                              $     6,969
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  6,969
                                                                                                         ---------------
Net assets                                   $  1,514,112  Expenses:
                                          ----------------
                                                               Administrative expense                               264
                                                               Mortality and expense risk                         8,676
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  8,940
                                                                                                         ---------------

                                                           Net investment loss                                   (1,971)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     15,960
                                                           Change in net unrealized depreciation on
                                                                investments                                     (15,203)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $     (1,214)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    440,167      $    320,721

Net (decrease) increase in net assets resulting from operations                                (1,214)           35,293

Capital shares transactions
   Net premiums                                                                                19,792            35,490
   Transfers of policy loans                                                                       98                 -
   Transfers of surrenders                                                                     (4,918)          (37,357)
   Transfers of death benefits                                                                 (1,133)          (10,000)
   Transfers of other terminations                                                             (7,614)           (3,881)
   Interfund and net transfers from general account                                         1,068,934            99,901
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                             1,075,159            84,153
                                                                                       ---------------   ---------------

Total increase in net assets                                                                1,073,945           119,446
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,514,112      $    440,167
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     24

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Mid Cap Value Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     58,314 shares (cost $760,781)           $    787,233      Dividend income                              $     8,122
                                                               Capital gains distributions                       17,677
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 25,799
                                                                                                         ---------------
Net assets                                   $    787,233  Expenses:
                                          ----------------
                                                               Administrative expense                               192
                                                               Mortality and expense risk                        11,959
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 12,151
                                                                                                         ---------------

                                                           Net investment income                                 13,648

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     17,925
                                                           Change in net unrealized depreciation on
                                                                investments                                     (49,493)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (17,920)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    546,124      $    474,488

Net (decrease) increase in net assets resulting from operations                               (17,920)           73,518

Capital shares transactions
   Net premiums                                                                               137,776            25,895
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (25,273)          (40,382)
   Transfers of death benefits                                                                      -            (5,881)
   Transfers of other terminations                                                            (13,860)         (119,980)
   Interfund and net transfers from general account                                           160,386           138,466
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                    259,029            (1,882)
                                                                                       ---------------   ---------------

Total increase in net assets                                                                  241,109            71,636
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    787,233      $    546,124
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     25

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Ultra Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     39,406 shares (cost $375,215)           $    368,838      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    368,838  Expenses:
                                          ----------------
                                                               Administrative expense                               159
                                                               Mortality and expense risk                        28,356
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 28,515
                                                                                                         ---------------

                                                           Net investment loss                                  (28,515)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (44,924)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (223,976)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (297,415)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,402,342      $  4,260,026

Net (decrease) increase in net assets resulting from operations                              (297,415)          259,239

Capital shares transactions
   Net premiums                                                                                24,926             6,956
   Transfers of policy loans                                                                       29                 -
   Transfers of surrenders                                                                   (108,659)          (30,065)
   Transfers of death benefits                                                                      -           (11,439)
   Transfers of other terminations                                                            (17,380)           (9,725)
   Interfund and net transfers to general account                                            (635,005)       (3,072,650)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (736,089)       (3,116,923)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (1,033,504)       (2,857,684)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    368,838      $  1,402,342
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     26

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust Research Series
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     32,119 shares (cost $491,481)           $    602,812      Dividend income                              $     5,510
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  5,510
                                                                                                         ---------------
Net assets                                   $    602,812  Expenses:
                                          ----------------
                                                               Administrative expense                               928
                                                               Mortality and expense risk                         8,265
                                                               Contract maintenance charge                          949
                                                                                                         ---------------

                                                                                                                 10,142
                                                                                                         ---------------

                                                           Net investment loss                                   (4,632)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     23,172
                                                           Change in net unrealized depreciation on
                                                                investments                                     (30,927)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (12,387)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    690,199      $    704,512

Net (decrease) increase in net assets resulting from operations                               (12,387)           86,671

Capital shares transactions
   Net premiums                                                                                 3,142            10,454
   Transfers of policy loans                                                                       88               256
   Transfers of surrenders                                                                    (58,125)          (80,801)
   Transfers of death benefits                                                                      -            (6,702)
   Transfers of other terminations                                                            (18,433)          (22,865)
   Interfund and net transfers to general account                                              (1,672)           (1,326)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                               (75,000)         (100,984)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                  (87,387)          (14,313)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    602,812      $    690,199
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     27

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust Growth Series
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     52,561 shares (cost $1,034,012)         $  1,287,890      Dividend income                              $     2,387
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  2,387
                                                                                                         ---------------
Net assets                                   $  1,287,890  Expenses:
                                          ----------------
                                                               Administrative expense                             2,122
                                                               Mortality and expense risk                        19,057
                                                               Contract maintenance charge                        2,152
                                                                                                         ---------------

                                                                                                                 23,331
                                                                                                         ---------------

                                                           Net investment loss                                  (20,944)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    134,099
                                                           Change in net unrealized depreciation on
                                                                investments                                    (143,054)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (29,899)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,606,866      $  1,736,135

Net (decrease) increase in net assets resulting from operations                               (29,899)          189,577

Capital shares transactions
   Net premiums                                                                                15,304            61,549
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (183,207)         (224,260)
   Transfers of death benefits                                                                (14,517)          (12,276)
   Transfers of other terminations                                                            (34,607)          (29,638)
   Interfund and net transfers to general account                                             (72,050)         (114,221)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (289,077)         (318,846)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (318,976)         (129,269)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,287,890      $  1,606,866
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     28

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust Investors Trust Series
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     14,764 shares (cost $268,504)           $    286,314      Dividend income                              $     3,290
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  3,290
                                                                                                         ---------------
Net assets                                   $    286,314  Expenses:
                                          ----------------
                                                               Administrative expense                               428
                                                               Mortality and expense risk                         4,516
                                                               Contract maintenance charge                          344
                                                                                                         ---------------

                                                                                                                  5,288
                                                                                                         ---------------

                                                           Net investment loss                                   (1,998)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     14,809
                                                           Change in net unrealized depreciation on
                                                                investments                                     (28,151)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (15,340)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    417,969      $    484,098

Net (decrease) increase in net assets resulting from operations                               (15,340)           39,628

Capital shares transactions
   Net premiums                                                                                 2,181               464
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (57,729)          (92,795)
   Transfers of death benefits                                                                      -            (6,806)
   Transfers of other terminations                                                             (8,863)           (8,970)
   Interfund and net transfers (to) from general account                                      (51,904)            2,350
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (116,315)         (105,757)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (131,655)          (66,129)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    286,314      $    417,969
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     29

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust New Discovery Series
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     175,352 shares (cost $2,753,469)        $  2,477,406      Dividend income                               $        -
                                                               Capital gains distributions                      334,696
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                334,696
                                                                                                         ---------------
Net assets                                   $  2,477,406  Expenses:
                                          ----------------
                                                               Administrative expense                             3,988
                                                               Mortality and expense risk                        54,476
                                                               Contract maintenance charge                        1,771
                                                                                                         ---------------

                                                                                                                 60,235
                                                                                                         ---------------

                                                           Net investment income                                274,461

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    865,973
                                                           Change in net unrealized depreciation on
                                                                investments                                  (1,165,656)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (25,222)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  4,715,606      $  2,730,531

Net (decrease) increase in net assets resulting from operations                               (25,222)          913,517

Capital shares transactions
   Net premiums                                                                               246,341           129,565
   Transfers of policy loans                                                                      344                42
   Transfers of surrenders                                                                   (531,085)         (258,909)
   Transfers of death benefits                                                                (43,714)          (23,958)
   Transfers of other terminations                                                           (164,156)         (121,748)
   Interfund and net transfers (to) from general account                                   (1,720,708)        1,346,566
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (2,212,978)        1,071,558
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (2,238,200)        1,985,075
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  2,477,406      $  4,715,606
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     30

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. Growth & Income Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     104,911 shares (cost $2,542,357)        $  2,323,787      Dividend income                              $    18,195
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 18,195
                                                                                                         ---------------
Net assets                                   $  2,323,787  Expenses:
                                          ----------------
                                                               Administrative expense                             3,135
                                                               Mortality and expense risk                        38,244
                                                               Contract maintenance charge                        1,840
                                                                                                         ---------------

                                                                                                                 43,219
                                                                                                         ---------------

                                                           Net investment loss                                  (25,024)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    148,884
                                                           Change in net unrealized depreciation on
                                                                investments                                    (332,696)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (208,836)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  3,717,230      $  4,188,450

Net (decrease) increase in net assets resulting from operations                              (208,836)          524,327

Capital shares transactions
   Net premiums                                                                                46,691           155,560
   Transfers of policy loans                                                                      188               176
   Transfers of surrenders                                                                   (776,899)         (683,737)
   Transfers of death benefits                                                                (21,839)          (15,531)
   Transfers of other terminations                                                           (170,360)         (204,058)
   Interfund and net transfers to general account                                            (262,388)         (247,957)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,184,607)         (995,547)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (1,393,443)         (471,220)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  2,323,787      $  3,717,230
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     31

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     366,902 shares (cost $5,881,348)        $  5,819,068      Dividend income                              $    12,994
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 12,994
                                                                                                         ---------------
Net assets                                   $  5,819,068  Expenses:
                                          ----------------
                                                               Administrative expense                             6,460
                                                               Mortality and expense risk                        94,148
                                                               Contract maintenance charge                        2,284
                                                                                                         ---------------

                                                                                                                102,892
                                                                                                         ---------------

                                                           Net investment loss                                  (89,898)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (25,929)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (207,577)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (323,404)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  7,642,550      $  8,803,053

Net (decrease) increase in net assets resulting from operations                              (323,404)        1,580,462

Capital shares transactions
   Net premiums                                                                               289,682           209,587
   Transfers of policy loans                                                                    1,000               (55)
   Transfers of surrenders                                                                 (1,191,642)       (1,273,113)
   Transfers of death benefits                                                                (69,180)         (125,994)
   Transfers of other terminations                                                           (350,554)         (303,964)
   Interfund and net transfers to general account                                            (179,384)       (1,247,426)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,500,078)       (2,740,965)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (1,823,482)       (1,160,503)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  5,819,068      $  7,642,550
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     32

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. International Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     1,500,622 shares (cost $10,490,230)    $  10,954,539      Dividend income                             $    121,856
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                121,856
                                                                                                         ---------------
Net assets                                  $  10,954,539  Expenses:
                                          ----------------
                                                               Administrative expense                             6,121
                                                               Mortality and expense risk                       190,312
                                                               Contract maintenance charge                          646
                                                                                                         ---------------

                                                                                                                197,079
                                                                                                         ---------------

                                                           Net investment loss                                  (75,223)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    333,159
                                                           Change in net unrealized depreciation on
                                                                investments                                  (2,553,351)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                    $  (2,295,415)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  14,585,327     $  14,038,945

Net (decrease) increase in net assets resulting from operations                            (2,295,415)        2,306,603

Capital shares transactions
   Net premiums                                                                               930,824         1,432,144
   Transfers of policy loans                                                                  (16,663)           (3,315)
   Transfers of surrenders                                                                 (1,023,527)         (928,440)
   Transfers of death benefits                                                               (245,448)         (207,725)
   Transfers of other terminations                                                           (488,076)         (417,068)
   Interfund and net transfers to general account                                            (492,483)       (1,635,817)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,335,373)       (1,760,221)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (3,630,788)          546,382
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  10,954,539     $  14,585,327
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     33

Midland National Life Insurance Company
Separate Account C
Alger Fund Large Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     205,243 shares (cost $7,971,699)        $  8,850,097      Dividend income                             $    106,132
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                106,132
                                                                                                         ---------------
Net assets                                   $  8,850,097  Expenses:
                                          ----------------
                                                               Administrative expense                             5,918
                                                               Mortality and expense risk                       150,521
                                                               Contract maintenance charge                          770
                                                                                                         ---------------

                                                                                                                157,209
                                                                                                         ---------------

                                                           Net investment loss                                  (51,077)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    305,308
                                                           Change in net unrealized depreciation on
                                                                investments                                    (378,472)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (124,241)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  11,007,716     $  12,048,320

Net (decrease) increase in net assets resulting from operations                              (124,241)        1,127,642

Capital shares transactions
   Net premiums                                                                               648,548           971,626
   Transfers of policy loans                                                                   (8,752)           (3,085)
   Transfers of surrenders                                                                   (861,059)         (871,793)
   Transfers of death benefits                                                               (207,949)         (186,613)
   Transfers of other terminations                                                           (360,114)         (355,925)
   Interfund and net transfers to general account                                          (1,244,052)       (1,722,456)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (2,033,378)       (2,168,246)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (2,157,619)       (1,040,604)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  8,850,097     $  11,007,716
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     34

Midland National Life Insurance Company
Separate Account C
Alger Fund Mid Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     580,895 shares (cost $7,155,574)        $  6,773,234      Dividend income                              $    27,072
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 27,072
                                                                                                         ---------------
Net assets                                   $  6,773,234  Expenses:
                                          ----------------
                                                               Administrative expense                             5,987
                                                               Mortality and expense risk                       109,086
                                                               Contract maintenance charge                        1,214
                                                                                                         ---------------

                                                                                                                116,287
                                                                                                         ---------------

                                                           Net investment loss                                  (89,215)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    106,458
                                                           Change in net unrealized depreciation on
                                                                investments                                    (859,485)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (842,242)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  7,449,633      $  6,861,016

Net (decrease) increase in net assets resulting from operations                              (842,242)        1,018,618

Capital shares transactions
   Net premiums                                                                               658,160           570,039
   Transfers of policy loans                                                                   (5,799)           (2,901)
   Transfers of surrenders                                                                   (600,042)         (708,591)
   Transfers of death benefits                                                                (80,201)          (94,632)
   Transfers of other terminations                                                           (280,475)         (219,124)
   Interfund and net transfers from general account                                           474,200            25,208
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                    165,843          (430,001)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (676,399)          588,617
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  6,773,234      $  7,449,633
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     35

Midland National Life Insurance Company
Separate Account C
Alger Fund Capital Appreciation Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     67,451 shares (cost $3,245,515)         $  3,504,103      Dividend income                              $     3,880
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  3,880
                                                                                                         ---------------
Net assets                                   $  3,504,103  Expenses:
                                          ----------------
                                                               Administrative expense                             3,891
                                                               Mortality and expense risk                        50,638
                                                               Contract maintenance charge                        1,795
                                                                                                         ---------------

                                                                                                                 56,324
                                                                                                         ---------------

                                                           Net investment loss                                  (52,444)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    120,618
                                                           Change in net unrealized depreciation on
                                                                investments                                    (134,947)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (66,773)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  3,841,059      $  4,441,117

Net (decrease) increase in net assets resulting from operations                               (66,773)          283,039

Capital shares transactions
   Net premiums                                                                               124,257           127,303
   Transfers of policy loans                                                                       94                89
   Transfers of surrenders                                                                   (333,576)         (362,286)
   Transfers of death benefits                                                                   (882)          (21,188)
   Transfers of other terminations                                                           (146,613)         (200,721)
   Interfund and net transfers from (to) general account                                       86,537          (426,294)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (270,183)         (883,097)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (336,956)         (600,058)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  3,504,103      $  3,841,059
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     36

Midland National Life Insurance Company
Separate Account C
Alger Fund Small Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     47,788 shares (cost $1,286,179)         $  1,482,858      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $  1,482,858  Expenses:
                                          ----------------
                                                               Administrative expense                             1,981
                                                               Mortality and expense risk                        21,934
                                                               Contract maintenance charge                          704
                                                                                                         ---------------

                                                                                                                 24,619
                                                                                                         ---------------

                                                           Net investment loss                                  (24,619)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     66,982
                                                           Change in net unrealized depreciation on
                                                                investments                                    (112,353)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (69,990)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,815,718      $  1,868,807

Net (decrease) increase in net assets resulting from operations                               (69,990)          376,024

Capital shares transactions
   Net premiums                                                                                11,756            12,167
   Transfers of policy loans                                                                      361            (1,919)
   Transfers of surrenders                                                                   (124,225)         (229,887)
   Transfers of death benefits                                                                (14,945)             (629)
   Transfers of other terminations                                                            (77,408)          (63,199)
   Interfund and net transfers to general account                                             (58,409)         (145,646)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (262,870)         (429,113)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (332,860)          (53,089)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,482,858      $  1,815,718
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     37

Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Mid Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     22,868 shares (cost $792,531)           $    723,996      Dividend income                               $        -
                                                               Capital gains distributions                       44,890
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 44,890
                                                                                                         ---------------
Net assets                                   $    723,996  Expenses:
                                          ----------------
                                                               Administrative expense                               525
                                                               Mortality and expense risk                        21,085
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 21,610
                                                                                                         ---------------

                                                           Net investment income                                 23,280

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    332,287
                                                           Change in net unrealized depreciation on
                                                                investments                                    (359,434)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $     (3,867)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  3,463,160      $    509,286

Net (decrease) increase in net assets resulting from operations                                (3,867)          348,206

Capital shares transactions
   Net premiums                                                                               115,881            65,134
   Transfers of policy loans                                                                      200              (510)
   Transfers of surrenders                                                                   (155,220)         (142,786)
   Transfers of death benefits                                                                      -            (2,787)
   Transfers of other terminations                                                            (49,964)          (52,241)
   Interfund and net transfers (to) from general account                                   (2,646,194)        2,738,858
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (2,735,297)        2,605,668
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (2,739,164)        2,953,874
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    723,996      $  3,463,160
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     38

Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Equity Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     38,125 shares (cost $749,998)           $    727,798      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    727,798  Expenses:
                                          ----------------
                                                               Administrative expense                               140
                                                               Mortality and expense risk                        12,218
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 12,358
                                                                                                         ---------------

                                                           Net investment loss                                  (12,358)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (125,406)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (87,558)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (225,322)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    672,384      $    602,724

Net (decrease) increase in net assets resulting from operations                              (225,322)           86,954

Capital shares transactions
   Net premiums                                                                                 1,707            73,975
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (78,280)         (104,439)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (18,807)          (26,652)
   Interfund and net transfers from general account                                           376,116            39,822
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                    280,736           (17,294)
                                                                                       ---------------   ---------------

Total increase in net assets                                                                   55,414            69,660
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    727,798      $    672,384
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     39

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Technology Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     59,955 shares (cost $990,979)           $    908,911      Dividend income                              $     2,104
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  2,104
                                                                                                         ---------------
Net assets                                   $    908,911  Expenses:
                                          ----------------
                                                               Administrative expense                               862
                                                               Mortality and expense risk                        16,772
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 17,634
                                                                                                         ---------------

                                                           Net investment loss                                  (15,530)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    140,164
                                                           Change in net unrealized depreciation on
                                                                investments                                    (244,083)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (119,449)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,013,253      $    882,841

Net (decrease) increase in net assets resulting from operations                              (119,449)          156,688

Capital shares transactions
   Net premiums                                                                                18,024            30,055
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (518,497)         (153,110)
   Transfers of death benefits                                                                (14,031)           (8,221)
   Transfers of other terminations                                                           (169,707)         (110,619)
   Interfund and net transfers from general account                                           699,318           215,619
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                     15,107           (26,276)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (104,342)          130,412
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    908,911      $  1,013,253
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     40

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Utilities Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     86,183 shares (cost $1,270,807)         $  1,442,706      Dividend income                              $    45,006
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 45,006
                                                                                                         ---------------
Net assets                                   $  1,442,706  Expenses:
                                          ----------------
                                                               Administrative expense                               544
                                                               Mortality and expense risk                        18,737
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 19,281
                                                                                                         ---------------

                                                           Net investment income                                 25,725

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (98,878)
                                                           Change in net unrealized appreciation on
                                                                investments                                     257,544
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    184,391
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,267,500      $  1,224,229

Net increase in net assets resulting from operations                                          184,391            60,131

Capital shares transactions
   Net premiums                                                                               141,580           125,492
   Transfers of policy loans                                                                      192                 -
   Transfers of surrenders                                                                   (213,093)          (87,803)
   Transfers of death benefits                                                                (10,296)          (13,327)
   Transfers of other terminations                                                            (39,165)          (46,365)
   Interfund and net transfers from general account                                           111,597             5,143
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                                (9,185)          (16,860)
                                                                                       ---------------   ---------------

Total increase in net assets                                                                  175,206            43,271
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,442,706      $  1,267,500
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     41

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Dividend Growth Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     49,259 shares (cost $679,401)           $    691,602      Dividend income                              $     1,723
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  1,723
                                                                                                         ---------------
Net assets                                   $    691,602  Expenses:
                                          ----------------
                                                               Administrative expense                               717
                                                               Mortality and expense risk                        11,069
                                                               Contract maintenance charge                          135
                                                                                                         ---------------

                                                                                                                 11,921
                                                                                                         ---------------

                                                           Net investment loss                                  (10,198)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     61,540
                                                           Change in net unrealized depreciation on
                                                                investments                                     (80,550)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (29,208)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,180,439      $  1,374,884

Net (decrease) increase in net assets resulting from operations                               (29,208)          118,582

Capital shares transactions
   Net premiums                                                                                33,689            31,612
   Transfers of policy loans                                                                        -                (3)
   Transfers of surrenders                                                                   (160,722)         (211,187)
   Transfers of death benefits                                                                   (189)           (1,571)
   Transfers of other terminations                                                            (75,269)          (88,909)
   Interfund and net transfers to general account                                            (257,138)          (42,969)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (459,629)         (313,027)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (488,837)         (194,445)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    691,602      $  1,180,439
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     42

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Global Health Care Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     51,416 shares (cost $854,584)           $    893,103      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    893,103  Expenses:
                                          ----------------
                                                               Administrative expense                               792
                                                               Mortality and expense risk                        13,104
                                                               Contract maintenance charge                          118
                                                                                                         ---------------

                                                                                                                 14,014
                                                                                                         ---------------

                                                           Net investment loss                                  (14,014)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    114,106
                                                           Change in net unrealized depreciation on
                                                                investments                                     (43,751)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                      $    56,341
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,354,409      $  1,581,165

Net increase in net assets resulting from operations                                           56,341            42,742

Capital shares transactions
   Net premiums                                                                                50,640            34,215
   Transfers of policy loans                                                                      725            (2,982)
   Transfers of surrenders                                                                   (175,945)         (365,342)
   Transfers of death benefits                                                                 (9,103)          (16,466)
   Transfers of other terminations                                                            (61,520)         (130,825)
   Interfund and net transfers (to) from general account                                     (322,444)          211,902
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (517,647)         (269,498)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (461,306)         (226,756)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    893,103      $  1,354,409
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     43

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Basic Value Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     13,441 shares (cost $74,918)             $    81,720      Dividend income                               $      552
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                    552
                                                                                                         ---------------
Net assets                                    $    81,720  Expenses:
                                          ----------------
                                                               Administrative expense                                57
                                                               Mortality and expense risk                         2,605
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  2,662
                                                                                                         ---------------

                                                           Net investment loss                                   (2,110)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      4,823
                                                           Change in net unrealized depreciation on
                                                                investments                                      (6,207)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $     (3,494)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    143,020      $    169,843

Net (decrease) increase in net assets resulting from operations                                (3,494)            1,544

Capital shares transactions
   Net premiums                                                                                     -             6,200
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (2,356)           (3,750)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (1,948)           (4,489)
   Interfund and net transfers to general account                                             (53,502)          (26,328)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                               (57,806)          (28,367)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                  (61,300)          (26,823)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    81,720      $    143,020
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     44

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Global Real Estate Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     22,128 shares (cost $285,960)           $    262,657      Dividend income                              $    11,547
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 11,547
                                                                                                         ---------------
Net assets                                   $    262,657  Expenses:
                                          ----------------
                                                               Administrative expense                               205
                                                               Mortality and expense risk                        10,475
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 10,680
                                                                                                         ---------------

                                                           Net investment income                                    867

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     33,989
                                                           Change in net unrealized depreciation on
                                                                investments                                     (57,775)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (22,919)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    547,641      $    433,573

Net (decrease) increase in net assets resulting from operations                               (22,919)           55,220

Capital shares transactions
   Net premiums                                                                                14,602             6,825
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (14,262)           (1,190)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (18,704)           (4,105)
   Interfund and net transfers to (from) general account                                     (243,701)           57,318
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (262,065)           58,848
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (284,984)          114,068
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    262,657      $    547,641
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     45

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds International Growth Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     9,279 shares (cost $255,545)            $    242,008      Dividend income                              $     4,269
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  4,269
                                                                                                         ---------------
Net assets                                   $    242,008  Expenses:
                                          ----------------
                                                               Administrative expense                                51
                                                               Mortality and expense risk                         8,092
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  8,143
                                                                                                         ---------------

                                                           Net investment loss                                   (3,874)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     10,399
                                                           Change in net unrealized depreciation on
                                                                investments                                     (37,338)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (30,813)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    328,439      $    460,795

Net (decrease) increase in net assets resulting from operations                               (30,813)           19,009

Capital shares transactions
   Net premiums                                                                                 2,028             5,979
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (3,014)          (35,270)
   Transfers of death benefits                                                                      -           (23,448)
   Transfers of other terminations                                                             (6,176)           (4,432)
   Interfund and net transfers to general account                                             (48,456)          (94,194)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                               (55,618)         (151,365)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                  (86,431)         (132,356)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    242,008      $    328,439
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     46

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Mid Cap Core Equity Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     71,719 shares (cost $826,977)           $    822,620      Dividend income                               $      152
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                    152
                                                                                                         ---------------
Net assets                                   $    822,620  Expenses:
                                          ----------------
                                                               Administrative expense                                70
                                                               Mortality and expense risk                         6,671
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  6,741
                                                                                                         ---------------

                                                           Net investment loss                                   (6,589)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     22,876
                                                           Change in net unrealized depreciation on
                                                                investments                                     (17,782)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $     (1,495)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    145,614      $    175,170

Net (decrease) increase in net assets resulting from operations                                (1,495)           21,340

Capital shares transactions
   Net premiums                                                                                   409               314
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                         (5)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (16,157)           (1,268)
   Interfund and net transfers from (to) general account                                      694,254           (49,942)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                    678,501           (50,896)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                       677,006           (29,556)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    822,620      $    145,614
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     47

Midland National Life Insurance Company
Separate Account C
J.P. Morgan Series Trust II Core Bond Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     595,591 shares (cost $6,882,374)        $  6,974,366      Dividend income                             $    288,466
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                288,466
                                                                                                         ---------------
Net assets                                   $  6,974,366  Expenses:
                                          ----------------
                                                               Administrative expense                             2,205
                                                               Mortality and expense risk                       104,829
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                107,034
                                                                                                         ---------------

                                                           Net investment income                                181,432

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    237,287
                                                           Change in net unrealized depreciation on
                                                                investments                                     (67,745)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    350,974
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  5,229,931      $  5,314,582

Net increase in net assets resulting from operations                                          350,974           399,147

Capital shares transactions
   Net premiums                                                                               680,433           566,079
   Transfers of policy loans                                                                      169            (2,921)
   Transfers of surrenders                                                                   (637,835)         (404,606)
   Transfers of death benefits                                                                (81,423)          (67,398)
   Transfers of other terminations                                                           (272,237)         (183,807)
   Interfund and net transfers from (to) general account                                    1,704,354          (391,145)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                  1,393,461          (483,798)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                     1,744,435           (84,651)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  6,974,366      $  5,229,931
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     48

Midland National Life Insurance Company
Separate Account C
J.P. Morgan Series Trust II Small Cap Core Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     177,875 shares (cost $2,574,240)        $  2,529,380      Dividend income                              $     3,811
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  3,811
                                                                                                         ---------------
Net assets                                   $  2,529,380  Expenses:
                                          ----------------
                                                               Administrative expense                             1,163
                                                               Mortality and expense risk                        42,982
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 44,145
                                                                                                         ---------------

                                                           Net investment loss                                  (40,334)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    387,656
                                                           Change in net unrealized depreciation on
                                                                investments                                    (485,681)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (138,359)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  4,338,674      $    843,217

Net (decrease) increase in net assets resulting from operations                              (138,359)          480,992

Capital shares transactions
   Net premiums                                                                               419,288           347,292
   Transfers of policy loans                                                                   (4,732)             (521)
   Transfers of surrenders                                                                   (219,254)          (90,044)
   Transfers of death benefits                                                                (14,562)             (691)
   Transfers of other terminations                                                           (111,727)          (56,410)
   Interfund and net transfers (to) from general account                                   (1,739,948)        2,814,839
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,670,935)        3,014,465
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,809,294)        3,495,457
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  2,529,380      $  4,338,674
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     49

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     2,313 shares (cost $172,374)            $    167,330      Dividend income                               $      115
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                    115
                                                                                                         ---------------
Net assets                                   $    167,330  Expenses:
                                          ----------------
                                                               Administrative expense                               166
                                                               Mortality and expense risk                         4,604
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  4,770
                                                                                                         ---------------

                                                           Net investment loss                                   (4,655)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     16,758
                                                           Change in net unrealized depreciation on
                                                                investments                                     (47,807)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (35,704)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    380,071      $    204,652

Net (decrease) increase in net assets resulting from operations                               (35,704)           66,121

Capital shares transactions
   Net premiums                                                                                 1,728               328
   Transfers of policy loans                                                                      291                 -
   Transfers of surrenders                                                                    (75,750)          (71,785)
   Transfers of death benefits                                                                      -           (20,621)
   Transfers of other terminations                                                             (1,792)          (14,633)
   Interfund and net transfers (to) from general account                                     (101,514)          216,009
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (177,037)          109,298
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (212,741)          175,419
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    167,330      $    380,071
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     50

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust NASDAQ-100 Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     19,643 shares (cost $380,309)           $    379,509      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    379,509  Expenses:
                                          ----------------
                                                               Administrative expense                               274
                                                               Mortality and expense risk                        10,903
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 11,177
                                                                                                         ---------------

                                                           Net investment loss                                  (11,177)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (303,081)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (16,856)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (331,114)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    352,827      $    262,149

Net (decrease) increase in net assets resulting from operations                              (331,114)           91,570

Capital shares transactions
   Net premiums                                                                                95,699            10,844
   Transfers of policy loans                                                                       49                 -
   Transfers of surrenders                                                                   (158,749)          (34,367)
   Transfers of death benefits                                                                      -           (24,305)
   Transfers of other terminations                                                            (26,753)          (14,523)
   Interfund and net transfers from general account                                           447,550            61,459
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                    357,796              (892)
                                                                                       ---------------   ---------------

Total increase in net assets                                                                   26,682            90,678
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    379,509      $    352,827
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     51

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust U.S. Government Money Market Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     1,072,590 shares (cost $1,072,590)      $  1,072,590      Dividend income                               $       34
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                     34
                                                                                                         ---------------
Net assets                                   $  1,072,590  Expenses:
                                          ----------------
                                                               Administrative expense                               184
                                                               Mortality and expense risk                        17,425
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 17,609
                                                                                                         ---------------

                                                           Net investment loss                                  (17,575)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                          -
                                                           Change in net unrealized appreciation on
                                                                investments                                           -
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (17,575)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,483,157      $    791,751

Net decrease in net assets resulting from operations                                          (17,575)          (22,335)

Capital shares transactions
   Net premiums                                                                             1,321,782         6,560,355
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (103,208)          (40,199)
   Transfers of death benefits                                                                   (694)          (55,725)
   Transfers of other terminations                                                            (22,982)          (64,136)
   Interfund and net transfers to general account                                          (1,587,890)       (5,686,554)
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (392,992)          713,741
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (410,567)          691,406
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,072,590      $  1,483,157
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     52

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse S&P 500 Strategy Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     22,776 shares (cost $799,578)           $    728,375      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    728,375  Expenses:
                                          ----------------
                                                               Administrative expense                               605
                                                               Mortality and expense risk                        16,161
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 16,766
                                                                                                         ---------------

                                                           Net investment loss                                  (16,766)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                  (303,438)
                                                           Change in net unrealized appreciation on
                                                                investments                                     121,927
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (198,277)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,128,682      $    973,618

Net decrease in net assets resulting from operations                                         (198,277)         (287,494)

Capital shares transactions
   Net premiums                                                                                69,452           141,649
   Transfers of policy loans                                                                        -                (2)
   Transfers of surrenders                                                                   (255,549)         (142,441)
   Transfers of death benefits                                                                 (1,782)             (647)
   Transfers of other terminations                                                            (90,659)          (86,348)
   Interfund and net transfers from general account                                            76,508           530,347
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (202,030)          442,558
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (400,307)          155,064
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    728,375      $  1,128,682
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     53

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse NASDAQ-100 Strategy Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     131,752 shares (cost $1,593,896)        $  1,399,209      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $  1,399,209  Expenses:
                                          ----------------
                                                               Administrative expense                               474
                                                               Mortality and expense risk                        12,374
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 12,848
                                                                                                         ---------------

                                                           Net investment loss                                  (12,848)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (217,731)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (137,860)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (368,439)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    256,003      $    350,956

Net decrease in net assets resulting from operations                                         (368,439)         (241,470)

Capital shares transactions
   Net premiums                                                                                 2,257            37,405
   Transfers of policy loans                                                                        -                (1)
   Transfers of surrenders                                                                    (53,844)          (62,291)
   Transfers of death benefits                                                                      -              (488)
   Transfers of other terminations                                                            (16,158)          (28,437)
   Interfund and net transfers from general account                                         1,579,390           200,329
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                             1,511,645           146,517
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                     1,143,206           (94,953)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,399,209      $    256,003
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     54

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse Government Long Bond Strategy Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     30,768 shares (cost $411,946)           $    303,067      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    303,067  Expenses:
                                          ----------------
                                                               Administrative expense                               404
                                                               Mortality and expense risk                         8,521
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  8,925
                                                                                                         ---------------

                                                           Net investment loss                                   (8,925)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (58,943)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (124,349)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (192,217)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,133,085      $    206,205

Net decrease in net assets resulting from operations                                         (192,217)           (8,716)

Capital shares transactions
   Net premiums                                                                                 8,890            10,957
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (249,263)          (62,857)
   Transfers of death benefits                                                                 (1,395)                -
   Transfers of other terminations                                                            (81,723)          (32,817)
   Interfund and net transfers (to) from general account                                     (314,310)        1,020,313
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (637,801)          935,596
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (830,018)          926,880
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    303,067      $  1,133,085
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     55

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust U.S. Long Short Momentum Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     25,098 shares (cost $287,130)           $    300,170      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    300,170  Expenses:
                                          ----------------
                                                               Administrative expense                               178
                                                               Mortality and expense risk                         4,961
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  5,139
                                                                                                         ---------------

                                                           Net investment loss                                   (5,139)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     31,060
                                                           Change in net unrealized depreciation on
                                                                investments                                     (46,819)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (20,898)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    416,928      $    508,417

Net (decrease) increase in net assets resulting from operations                               (20,898)           48,911

Capital shares transactions
   Net premiums                                                                                 1,444             3,811
   Transfers of policy loans                                                                      188               132
   Transfers of surrenders                                                                    (57,795)          (78,045)
   Transfers of death benefits                                                                (16,384)             (725)
   Transfers of other terminations                                                            (16,322)          (76,985)
   Interfund and net transfers (to) from general account                                       (6,991)           11,412
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                               (95,860)         (140,400)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (116,758)          (91,489)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    300,170      $    416,928
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     56

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Government Long Bond 1.2x Strategy Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     51,402 shares (cost $900,571)           $  1,013,649      Dividend income                              $    49,111
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 49,111
                                                                                                         ---------------
Net assets                                   $  1,013,649  Expenses:
                                          ----------------
                                                               Administrative expense                               333
                                                               Mortality and expense risk                        38,580
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 38,913
                                                                                                         ---------------

                                                           Net investment income                                 10,198

                                                           Realized and change in unrealized gains
                                                             on investments
                                                           Net realized gains on investments                  2,188,770
                                                           Change in net unrealized appreciation on
                                                                investments                                     144,491
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $  2,343,459
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    260,269       $    80,187

Net increase (decrease) in net assets resulting from operations                             2,343,459          (283,947)

Capital shares transactions
   Net premiums                                                                                90,443           282,597
   Transfers of policy loans                                                                       47                 -
   Transfers of surrenders                                                                    (52,700)          (78,171)
   Transfers of death benefits                                                                      -           (10,886)
   Transfers of other terminations                                                            (60,868)         (106,915)
   Interfund and net transfers (to) from general account                                   (1,567,001)          377,404
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,590,079)          464,029
                                                                                       ---------------   ---------------

Total increase in net assets                                                                  753,380           180,082
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,013,649      $    260,269
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     57

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust NASDAQ-100 2x Strategy Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     93 shares (cost $1,759)                  $     1,918      Dividend income                               $        -
                                                               Capital gains distributions                          302
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                    302
                                                                                                         ---------------
Net assets                                    $     1,918  Expenses:
                                          ----------------
                                                               Administrative expense                                 2
                                                               Mortality and expense risk                            44
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                     46
                                                                                                         ---------------

                                                           Net investment income                                    256

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                         13
                                                           Change in net unrealized depreciation on
                                                                investments                                        (326)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                       $      (57)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $     1,975       $     1,477

Net (decrease) increase in net assets resulting from operations                                   (57)              499

Capital shares transactions
   Net premiums                                                                                     -                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                                  -                 -
   Interfund and net transfers to general account                                                   -                (1)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                          -                (1)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                           (57)              498
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $     1,918       $     1,975
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     58

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust S&P 500 2x Strategy Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     63 shares (cost $3,882)                  $     6,783      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                    $     6,783  Expenses:
                                          ----------------
                                                               Administrative expense                                 -
                                                               Mortality and expense risk                           180
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                    180
                                                                                                         ---------------

                                                           Net investment loss                                     (180)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                        308
                                                           Change in net unrealized depreciation on
                                                                investments                                        (545)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                      $      (417)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $     7,651       $     6,580

Net (decrease) increase in net assets resulting from operations                                  (417)            1,439

Capital shares transactions
   Net premiums                                                                                     -                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                               (451)             (368)
   Interfund and net transfers to general account                                                   -                 -
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                                  (451)             (368)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                          (868)            1,071
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $     6,783       $     7,651
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     59

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse Dow 2x Strategy Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     139 shares (cost $2,358)                 $     1,398      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                    $     1,398  Expenses:
                                          ----------------
                                                               Administrative expense                                 1
                                                               Mortality and expense risk                            36
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                     37
                                                                                                         ---------------

                                                           Net investment loss                                      (37)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                       (16)
                                                           Change in net unrealized depreciation on
                                                                investments                                        (508)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                      $      (561)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $     1,959       $     2,877

Net decrease in net assets resulting from operations                                             (561)             (918)

Capital shares transactions
   Net premiums                                                                                     -                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                                  -                 -
   Interfund and net transfers to general account                                                   -                 -
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                                     -                 -
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                     (561)             (918)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $     1,398       $     1,959
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     60

Midland National Life Insurance Company
Separate Account C
ProFunds VP Access VP High Yield Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     62,890 shares (cost $1,647,959)         $  1,654,648      Dividend income                              $    17,539
                                                               Capital gains distributions                       52,346
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 69,885
                                                                                                         ---------------
Net assets                                   $  1,654,648  Expenses:
                                          ----------------
                                                               Administrative expense                               299
                                                               Mortality and expense risk                        35,456
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 35,755
                                                                                                         ---------------

                                                           Net investment income                                 34,130

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (84,026)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (35,112)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (85,008)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,797,968      $  2,338,651

Net (decrease) increase in net assets resulting from operations                               (85,008)          123,945

Capital shares transactions
   Net premiums                                                                                 1,060                 2
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (43,218)          (76,241)
   Transfers of death benefits                                                                      -            (9,758)
   Transfers of other terminations                                                            (54,572)          (35,808)
   Interfund and net transfers from (to) general account                                       38,418          (542,823)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                               (58,312)         (664,628)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (143,320)         (540,683)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,654,648      $  1,797,968
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     61

Midland National Life Insurance Company
Separate Account C
ProFunds VP Asia 30
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     11,425 shares (cost $582,996)           $    482,019      Dividend income                               $      218
                                                               Capital gains distributions                       36,711
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 36,929
                                                                                                         ---------------
Net assets                                   $    482,019  Expenses:
                                          ----------------
                                                               Administrative expense                               151
                                                               Mortality and expense risk                        20,541
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 20,692
                                                                                                         ---------------

                                                           Net investment income                                 16,237

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (125,177)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (131,079)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (240,019)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,755,102      $  3,857,475

Net decrease in net assets resulting from operations                                         (240,019)         (121,644)

Capital shares transactions
   Net premiums                                                                                 2,008            13,924
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (2,808)          (15,246)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (23,996)          (16,711)
   Interfund and net transfers to general account                                          (1,008,268)       (1,962,696)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,033,064)       (1,980,729)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (1,273,083)       (2,102,373)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    482,019      $  1,755,102
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     62

Midland National Life Insurance Company
Separate Account C
ProFunds VP Banks
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     1,773 shares (cost $22,678)              $    16,505      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                    $    16,505  Expenses:
                                          ----------------
                                                               Administrative expense                               151
                                                               Mortality and expense risk                         4,997
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  5,148
                                                                                                         ---------------

                                                           Net investment loss                                   (5,148)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (14,211)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (26,788)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (46,147)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    340,287       $    56,946

Net (decrease) increase in net assets resulting from operations                               (46,147)          200,232

Capital shares transactions
   Net premiums                                                                                 3,268            15,512
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (6,915)           (8,128)
   Transfers of death benefits                                                                      -            (1,975)
   Transfers of other terminations                                                            (20,300)           (7,948)
   Interfund and net transfers (to) from general account                                     (253,688)           85,648
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (277,635)           83,109
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (323,782)          283,341
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    16,505      $    340,287
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     63

Midland National Life Insurance Company
Separate Account C
ProFunds VP Basic Materials
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     3,737 shares (cost $187,351)            $    163,287      Dividend income                              $     1,444
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  1,444
                                                                                                         ---------------
Net assets                                   $    163,287  Expenses:
                                          ----------------
                                                               Administrative expense                               230
                                                               Mortality and expense risk                        13,828
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 14,058
                                                                                                         ---------------

                                                           Net investment loss                                  (12,614)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     99,924
                                                           Change in net unrealized depreciation on
                                                                investments                                    (191,626)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (104,316)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,404,831      $  1,992,679

Net (decrease) increase in net assets resulting from operations                              (104,316)          107,216

Capital shares transactions
   Net premiums                                                                                25,400            32,933
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (15,468)          (76,428)
   Transfers of death benefits                                                                      -            (1,854)
   Transfers of other terminations                                                            (20,486)          (22,498)
   Interfund and net transfers to general account                                          (1,126,674)         (627,217)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,137,228)         (695,064)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (1,241,544)         (587,848)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    163,287      $  1,404,831
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     64

Midland National Life Insurance Company
Separate Account C
ProFunds VP Bear
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     42,440 shares (cost $865,040)           $    787,691      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    787,691  Expenses:
                                          ----------------
                                                               Administrative expense                               470
                                                               Mortality and expense risk                        18,361
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 18,831
                                                                                                         ---------------

                                                           Net investment loss                                  (18,831)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (239,770)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (73,586)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (332,187)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    395,869      $  1,124,150

Net decrease in net assets resulting from operations                                         (332,187)         (731,800)

Capital shares transactions
   Net premiums                                                                                   504             5,223
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (39,943)          (40,001)
   Transfers of death benefits                                                                 (1,903)                -
   Transfers of other terminations                                                            (24,511)          (54,172)
   Interfund and net transfers from general account                                           789,862            92,469
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               724,009             3,519
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                       391,822          (728,281)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    787,691      $    395,869
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     65

Midland National Life Insurance Company
Separate Account C
ProFunds VP Biotechnology
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     3,965 shares (cost $96,788)              $    96,619      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                    $    96,619  Expenses:
                                          ----------------
                                                               Administrative expense                                50
                                                               Mortality and expense risk                         6,889
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  6,939
                                                                                                         ---------------

                                                           Net investment loss                                   (6,939)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (28,806)
                                                           Change in net unrealized depreciation on
                                                                investments                                      (3,924)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (39,669)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    134,319      $    156,845

Net (decrease) increase in net assets resulting from operations                               (39,669)           29,185

Capital shares transactions
   Net premiums                                                                                   472            21,000
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (5,450)           (6,253)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (4,809)           (3,520)
   Interfund and net transfers from (to) general account                                       11,756           (62,938)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                      1,969           (51,711)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                  (37,700)          (22,526)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    96,619      $    134,319
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     66

Midland National Life Insurance Company
Separate Account C
ProFunds VP Bull
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     98,311 shares (cost $2,532,246)         $  2,548,212      Dividend income                               $        -
                                                               Capital gains distributions                        8,061
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  8,061
                                                                                                         ---------------
Net assets                                   $  2,548,212  Expenses:
                                          ----------------
                                                               Administrative expense                               420
                                                               Mortality and expense risk                        34,034
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 34,454
                                                                                                         ---------------

                                                           Net investment loss                                  (26,393)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (188,464)
                                                           Change in net unrealized depreciation on
                                                                investments                                      (3,473)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (218,330)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  2,128,414      $  4,146,270

Net (decrease) increase in net assets resulting from operations                              (218,330)          454,390

Capital shares transactions
   Net premiums                                                                                 2,614               303
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (110,557)         (138,357)
   Transfers of death benefits                                                                (53,416)             (204)
   Transfers of other terminations                                                            (43,524)          (76,249)
   Interfund and net transfers from (to) general account                                      843,011        (2,257,739)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                    638,128        (2,472,246)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                       419,798        (2,017,856)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  2,548,212      $  2,128,414
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     67

Midland National Life Insurance Company
Separate Account C
ProFunds VP Consumer Goods
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     22,631 shares (cost $778,503)           $    826,481      Dividend income                              $    15,239
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 15,239
                                                                                                         ---------------
Net assets                                   $    826,481  Expenses:
                                          ----------------
                                                               Administrative expense                               214
                                                               Mortality and expense risk                        30,742
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 30,956
                                                                                                         ---------------

                                                           Net investment loss                                  (15,717)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     65,298
                                                           Change in net unrealized depreciation on
                                                                investments                                     (30,120)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                      $    19,461
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,982,574       $    65,359

Net increase in net assets resulting from operations                                           19,461           131,223

Capital shares transactions
   Net premiums                                                                                 1,557                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (23,404)          (13,188)
   Transfers of death benefits                                                                 (3,702)           (3,001)
   Transfers of other terminations                                                            (37,017)          (12,082)
   Interfund and net transfers (to) from general account                                   (1,112,988)        1,814,263
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,175,554)        1,785,992
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,156,093)        1,917,215
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    826,481      $  1,982,574
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     68

Midland National Life Insurance Company
Separate Account C
ProFunds VP Consumer Services
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     10,132 shares (cost $338,517)           $    342,150      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    342,150  Expenses:
                                          ----------------
                                                               Administrative expense                               177
                                                               Mortality and expense risk                         9,149
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  9,326
                                                                                                         ---------------

                                                           Net investment loss                                   (9,326)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     55,075
                                                           Change in net unrealized depreciation on
                                                                investments                                     (81,428)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (35,679)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,091,045      $    145,921

Net (decrease) increase in net assets resulting from operations                               (35,679)          121,300

Capital shares transactions
   Net premiums                                                                                   919               349
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (8,253)          (15,305)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (10,214)          (11,617)
   Interfund and net transfers (to) from general account                                     (695,668)          850,397
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (713,216)          823,824
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (748,895)          945,124
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    342,150      $  1,091,045
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     69

Midland National Life Insurance Company
Separate Account C
ProFunds VP Dow 30
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     26,985 shares (cost $732,503)           $    750,451      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    750,451  Expenses:
                                          ----------------
                                                               Administrative expense                                72
                                                               Mortality and expense risk                         9,467
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  9,539
                                                                                                         ---------------

                                                           Net investment loss                                   (9,539)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (37,367)
                                                           Change in net unrealized appreciation on
                                                                investments                                      12,911
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (33,995)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    155,833      $    101,032

Net (decrease) increase in net assets resulting from operations                               (33,995)            1,573

Capital shares transactions
   Net premiums                                                                                 4,893                (5)
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (11,757)           (3,649)
   Transfers of death benefits                                                                (53,886)                -
   Transfers of other terminations                                                            (17,926)           (1,689)
   Interfund and net transfers from general account                                           707,289            58,571
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               628,613            53,228
                                                                                       ---------------   ---------------

Total increase in net assets                                                                  594,618            54,801
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    750,451      $    155,833
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     70

Midland National Life Insurance Company
Separate Account C
ProFunds VP Emerging Markets
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     13,791 shares (cost $359,060)           $    336,086      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    336,086  Expenses:
                                          ----------------
                                                               Administrative expense                               250
                                                               Mortality and expense risk                        16,081
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 16,331
                                                                                                         ---------------

                                                           Net investment loss                                  (16,331)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (113,065)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (60,292)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (189,688)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    916,817      $  3,280,242

Net (decrease) increase in net assets resulting from operations                              (189,688)           81,741

Capital shares transactions
   Net premiums                                                                                12,204               130
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (17,934)          (32,877)
   Transfers of death benefits                                                                 (1,802)           (1,429)
   Transfers of other terminations                                                            (24,791)          (39,004)
   Interfund and net transfers to general account                                            (358,720)       (2,371,986)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (391,043)       (2,445,166)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (580,731)       (2,363,425)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    336,086      $    916,817
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     71

Midland National Life Insurance Company
Separate Account C
ProFunds VP Europe 30
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     1,670 shares (cost $37,839)              $    32,074      Dividend income                              $     1,569
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  1,569
                                                                                                         ---------------
Net assets                                    $    32,074  Expenses:
                                          ----------------
                                                               Administrative expense                               173
                                                               Mortality and expense risk                         8,861
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  9,034
                                                                                                         ---------------

                                                           Net investment loss                                   (7,465)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (22,601)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (15,387)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (45,453)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    180,568      $    449,017

Net decrease in net assets resulting from operations                                          (45,453)          (23,774)

Capital shares transactions
   Net premiums                                                                                 2,071             3,027
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (27,207)          (85,465)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (31,574)           (5,833)
   Interfund and net transfers to general account                                             (46,331)         (156,404)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (103,041)         (244,675)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (148,494)         (268,449)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    32,074      $    180,568
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     72

Midland National Life Insurance Company
Separate Account C
ProFunds VP Falling U.S. Dollar
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     4,436 shares (cost $133,365)            $    126,724      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    126,724  Expenses:
                                          ----------------
                                                               Administrative expense                                24
                                                               Mortality and expense risk                         3,878
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  3,902
                                                                                                         ---------------

                                                           Net investment loss                                   (3,902)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (11,390)
                                                           Change in net unrealized depreciation on
                                                                investments                                      (6,011)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (21,303)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    117,509      $    103,909

Net decrease in net assets resulting from operations                                          (21,303)             (676)

Capital shares transactions
   Net premiums                                                                                19,316               755
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                               (846)                -
   Interfund and net transfers from general account                                            12,048            13,521
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                                30,518            14,276
                                                                                       ---------------   ---------------

Total increase in net assets                                                                    9,215            13,600
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    126,724      $    117,509
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     73

Midland National Life Insurance Company
Separate Account C
ProFunds VP Financials
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     3,935 shares (cost $73,243)              $    67,173      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                    $    67,173  Expenses:
                                          ----------------
                                                               Administrative expense                                26
                                                               Mortality and expense risk                         3,246
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  3,272
                                                                                                         ---------------

                                                           Net investment loss                                   (3,272)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (12,712)
                                                           Change in net unrealized depreciation on
                                                                investments                                      (4,840)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (20,824)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $    95,946      $    346,750

Net decrease in net assets resulting from operations                                          (20,824)           (4,434)

Capital shares transactions
   Net premiums                                                                                    77                 3
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -           (15,820)
   Transfers of death benefits                                                                      -            (4,314)
   Transfers of other terminations                                                             (2,547)           (5,545)
   Interfund and net transfers to general account                                              (5,479)         (220,694)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                                (7,949)         (246,370)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                  (28,773)         (250,804)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    67,173       $    95,946
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     74

Midland National Life Insurance Company
Separate Account C
ProFunds VP Health Care
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     32,245 shares (cost $882,513)           $  1,023,468      Dividend income                              $     4,193
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  4,193
                                                                                                         ---------------
Net assets                                   $  1,023,468  Expenses:
                                          ----------------
                                                               Administrative expense                               252
                                                               Mortality and expense risk                        36,625
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 36,877
                                                                                                         ---------------

                                                           Net investment loss                                  (32,684)

                                                           Realized and change in unrealized gains
                                                             on investments
                                                           Net realized gains on investments                     51,717
                                                           Change in net unrealized appreciation on
                                                                investments                                      10,289
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                      $    29,322
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,758,594      $  1,255,925

Net increase in net assets resulting from operations                                           29,322             7,482

Capital shares transactions
   Net premiums                                                                                 2,421            22,966
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (39,277)          (23,903)
   Transfers of death benefits                                                                 (3,717)           (2,880)
   Transfers of other terminations                                                            (49,677)          (42,338)
   Interfund and net transfers (to) from general account                                     (674,198)          541,342
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (764,448)          495,187
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (735,126)          502,669
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,023,468      $  1,758,594
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     75

Midland National Life Insurance Company
Separate Account C
ProFunds VP Industrials
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     1,503 shares (cost $55,283)              $    54,209      Dividend income                              $     3,083
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  3,083
                                                                                                         ---------------
Net assets                                    $    54,209  Expenses:
                                          ----------------
                                                               Administrative expense                                28
                                                               Mortality and expense risk                         9,843
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  9,871
                                                                                                         ---------------

                                                           Net investment loss                                   (6,788)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                        476
                                                           Change in net unrealized depreciation on
                                                                investments                                     (14,089)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (20,401)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    619,538      $    144,527

Net (decrease) increase in net assets resulting from operations                               (20,401)           46,552

Capital shares transactions
   Net premiums                                                                                 1,931            31,108
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (8,085)          (13,690)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (16,511)          (19,231)
   Interfund and net transfers to (from) general account                                     (522,263)          430,272
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (544,928)          428,459
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (565,329)          475,011
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    54,209      $    619,538
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     76

Midland National Life Insurance Company
Separate Account C
ProFunds VP International
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     4,572 shares (cost $93,489)              $    85,216      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                    $    85,216  Expenses:
                                          ----------------
                                                               Administrative expense                                54
                                                               Mortality and expense risk                         5,474
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  5,528
                                                                                                         ---------------

                                                           Net investment loss                                   (5,528)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                    (5,583)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (17,424)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (28,535)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    198,707       $    16,690

Net (decrease) increase in net assets resulting from operations                               (28,535)           10,205

Capital shares transactions
   Net premiums                                                                                   218                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (5,295)             (183)
   Interfund and net transfers (to) from general account                                      (79,879)          171,995
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                    (84,956)          171,812
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (113,491)          182,017
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    85,216      $    198,707
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     77

Midland National Life Insurance Company
Separate Account C
ProFunds VP Internet
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     3,245 shares (cost $190,924)            $    178,195      Dividend income                               $        -
                                                               Capital gains distributions                       10,202
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 10,202
                                                                                                         ---------------
Net assets                                   $    178,195  Expenses:
                                          ----------------
                                                               Administrative expense                                96
                                                               Mortality and expense risk                         7,641
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  7,737
                                                                                                         ---------------

                                                           Net investment income                                  2,465

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     71,317
                                                           Change in net unrealized depreciation on
                                                                investments                                    (100,189)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (26,407)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    727,375      $    355,848

Net (decrease) increase in net assets resulting from operations                               (26,407)           85,617

Capital shares transactions
   Net premiums                                                                                   612               226
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (5,200)           (1,100)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (23,777)           (5,510)
   Interfund and net transfers (to) from general account                                     (494,408)          292,294
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (522,773)          285,910
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (549,180)          371,527
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    178,195      $    727,375
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     78

Midland National Life Insurance Company
Separate Account C
ProFunds VP Japan
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     21,730 shares (cost $234,772)           $    225,339      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    225,339  Expenses:
                                          ----------------
                                                               Administrative expense                                12
                                                               Mortality and expense risk                         4,705
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  4,717
                                                                                                         ---------------

                                                           Net investment loss                                   (4,717)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (37,144)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (22,198)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (64,059)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    421,503      $    202,206

Net decrease in net assets resulting from operations                                          (64,059)         (151,078)

Capital shares transactions
   Net premiums                                                                                     -            27,339
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -            (6,832)
   Transfers of death benefits                                                                      -              (562)
   Transfers of other terminations                                                             (1,168)           (1,251)
   Interfund and net transfers (to) from general account                                     (130,937)          351,681
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (132,105)          370,375
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (196,164)          219,297
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    225,339      $    421,503
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     79

Midland National Life Insurance Company
Separate Account C
ProFunds VP Large-Cap Growth
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     13,821 shares (cost $478,531)           $    478,329      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    478,329  Expenses:
                                          ----------------
                                                               Administrative expense                               280
                                                               Mortality and expense risk                        19,217
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 19,497
                                                                                                         ---------------

                                                           Net investment loss                                  (19,497)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     67,875
                                                           Change in net unrealized depreciation on
                                                                investments                                     (61,065)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (12,687)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,037,910      $    242,991

Net (decrease) increase in net assets resulting from operations                               (12,687)           61,259

Capital shares transactions
   Net premiums                                                                                   458             4,664
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (54,135)             (518)
   Transfers of death benefits                                                                (53,723)                -
   Transfers of other terminations                                                            (20,385)           (8,773)
   Interfund and net transfers (to) from general account                                     (419,109)          738,287
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (546,894)          733,660
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (559,581)          794,919
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    478,329      $  1,037,910
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     80

Midland National Life Insurance Company
Separate Account C
ProFunds VP Large-Cap Value
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     41,000 shares (cost $960,951)           $    976,623      Dividend income                              $     3,363
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  3,363
                                                                                                         ---------------
Net assets                                   $    976,623  Expenses:
                                          ----------------
                                                               Administrative expense                               117
                                                               Mortality and expense risk                        16,978
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 17,095
                                                                                                         ---------------

                                                           Net investment loss                                  (13,732)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     26,530
                                                           Change in net unrealized depreciation on
                                                                investments                                      (1,147)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                      $    11,651
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,499,058       $    68,585

Net increase in net assets resulting from operations                                           11,651            32,756

Capital shares transactions
   Net premiums                                                                                 3,611             9,601
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (7,649)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (17,184)           (8,276)
   Interfund and net transfers (to) from general account                                     (512,864)        1,396,392
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (534,086)        1,397,717
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (522,435)        1,430,473
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    976,623      $  1,499,058
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     81

Midland National Life Insurance Company
Separate Account C
ProFunds VP Mid-Cap
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     11,623 shares (cost $294,820)           $    275,239      Dividend income                               $        -
                                                               Capital gains distributions                       64,740
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 64,740
                                                                                                         ---------------
Net assets                                   $    275,239  Expenses:
                                          ----------------
                                                               Administrative expense                               182
                                                               Mortality and expense risk                        11,253
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 11,435
                                                                                                         ---------------

                                                           Net investment income                                 53,305

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (116,657)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (35,352)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (98,704)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    326,597      $    868,706

Net decrease in net assets resulting from operations                                          (98,704)          (14,459)

Capital shares transactions
   Net premiums                                                                                72,260                32
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (3,372)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (15,233)          (19,768)
   Interfund and net transfers to general account                                              (6,309)         (507,914)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                     47,346          (527,650)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                  (51,358)         (542,109)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    275,239      $    326,597
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     82

Midland National Life Insurance Company
Separate Account C
ProFunds VP Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     9,396 shares (cost $312,971)            $    312,125      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    312,125  Expenses:
                                          ----------------
                                                               Administrative expense                               385
                                                               Mortality and expense risk                        24,459
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 24,844
                                                                                                         ---------------

                                                           Net investment loss                                  (24,844)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (147,664)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (118,184)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (290,692)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,548,426      $    649,763

Net (decrease) increase in net assets resulting from operations                              (290,692)          112,021

Capital shares transactions
   Net premiums                                                                                59,186             1,175
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (23,485)                -
   Transfers of death benefits                                                                      -           (11,724)
   Transfers of other terminations                                                            (32,375)          (13,680)
   Interfund and net transfers (to) from general account                                     (948,935)          810,871
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (945,609)          786,642
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,236,301)          898,663
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    312,125      $  1,548,426
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     83

Midland National Life Insurance Company
Separate Account C
ProFunds VP Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     6,970 shares (cost $185,592)            $    173,898      Dividend income                              $     1,109
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  1,109
                                                                                                         ---------------
Net assets                                   $    173,898  Expenses:
                                          ----------------
                                                               Administrative expense                                50
                                                               Mortality and expense risk                         8,822
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  8,872
                                                                                                         ---------------

                                                           Net investment loss                                   (7,763)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     27,138
                                                           Change in net unrealized depreciation on
                                                                investments                                     (53,002)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (33,627)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    430,499      $    173,569

Net (decrease) increase in net assets resulting from operations                               (33,627)          156,450

Capital shares transactions
   Net premiums                                                                                 2,880               802
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (7,403)           (1,499)
   Transfers of death benefits                                                                      -           (23,823)
   Transfers of other terminations                                                            (21,217)          (13,480)
   Interfund and net transfers (to) from general account                                     (197,234)          138,480
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (222,974)          100,480
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (256,601)          256,930
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    173,898      $    430,499
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     84

Midland National Life Insurance Company
Separate Account C
ProFunds VP Money Market
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     21,228,020 shares (cost $21,228,020)   $  21,228,020      Dividend income                              $     4,794
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  4,794
                                                                                                         ---------------
Net assets                                  $  21,228,020  Expenses:
                                          ----------------
                                                               Administrative expense                             7,197
                                                               Mortality and expense risk                       567,765
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                574,962
                                                                                                         ---------------

                                                           Net investment loss                                 (570,168)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                          -
                                                           Change in net unrealized appreciation on
                                                                investments                                           -
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (570,168)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  26,097,031     $  30,776,897

Net decrease in net assets resulting from operations                                         (570,168)         (840,515)

Capital shares transactions
   Net premiums                                                                               862,952         2,502,400
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                 (4,510,958)       (2,723,436)
   Transfers of death benefits                                                               (387,412)         (157,075)
   Transfers of other terminations                                                         (1,064,775)       (1,443,551)
   Interfund and net transfers from (to) general account                                      801,350        (2,017,689)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (4,298,843)       (3,839,351)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (4,869,011)       (4,679,866)
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  21,228,020     $  26,097,031
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     85

Midland National Life Insurance Company
Separate Account C
ProFunds VP Oil & Gas
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     43,529 shares (cost $1,972,288)         $  2,066,750      Dividend income                              $     4,750
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  4,750
                                                                                                         ---------------
Net assets                                   $  2,066,750  Expenses:
                                          ----------------
                                                               Administrative expense                               764
                                                               Mortality and expense risk                        77,423
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 78,187
                                                                                                         ---------------

                                                           Net investment loss                                  (73,437)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    187,220
                                                           Change in net unrealized depreciation on
                                                                investments                                    (222,276)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (108,493)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  3,337,725      $  2,486,236

Net (decrease) increase in net assets resulting from operations                              (108,493)          108,590

Capital shares transactions
   Net premiums                                                                                34,521            12,718
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (30,907)          (76,197)
   Transfers of death benefits                                                                (13,260)          (77,197)
   Transfers of other terminations                                                            (46,563)          (40,805)
   Interfund and net transfers (to) from general account                                   (1,106,273)          924,380
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,162,482)          742,899
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,270,975)          851,489
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  2,066,750      $  3,337,725
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     86

Midland National Life Insurance Company
Separate Account C
ProFunds VP NASDAQ-100
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     23,487 shares (cost $462,823)           $    458,707      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    458,707  Expenses:
                                          ----------------
                                                               Administrative expense                               892
                                                               Mortality and expense risk                        64,105
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 64,997
                                                                                                         ---------------

                                                           Net investment loss                                  (64,997)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (190,073)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (12,518)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (267,588)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  4,225,843      $  3,472,874

Net (decrease) increase in net assets resulting from operations                              (267,588)           64,294

Capital shares transactions
   Net premiums                                                                               376,583             4,635
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (196,095)          (67,882)
   Transfers of death benefits                                                                (73,603)           (1,716)
   Transfers of other terminations                                                            (56,289)          (56,186)
   Interfund and net transfers (to) from general account                                   (3,550,144)          809,824
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (3,499,548)          688,675
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (3,767,136)          752,969
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    458,707      $  4,225,843
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     87

Midland National Life Insurance Company
Separate Account C
ProFunds VP Pharmaceuticals
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     11,606 shares (cost 267,717)            $    290,719      Dividend income                               $      356
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                    356
                                                                                                         ---------------
Net assets                                   $    290,719  Expenses:
                                          ----------------
                                                               Administrative expense                                51
                                                               Mortality and expense risk                         4,395
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  4,446
                                                                                                         ---------------

                                                           Net investment loss                                   (4,090)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (25,778)
                                                           Change in net unrealized appreciation on
                                                                investments                                      25,223
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $     (4,645)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    163,160       $    73,029

Net decrease in net assets resulting from operations                                           (4,645)          (10,053)

Capital shares transactions
   Net premiums                                                                                 1,456             1,450
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (2,937)           13,427
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (7,310)          (14,134)
   Interfund and net transfers from general account                                           140,995            99,441
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               132,204           100,184
                                                                                       ---------------   ---------------

Total increase in net assets                                                                  127,559            90,131
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    290,719      $    163,160
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     88

Midland National Life Insurance Company
Separate Account C
ProFunds VP Precious Metals
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     60,141 shares (cost $2,967,198)         $  2,670,882      Dividend income                               $        -
                                                               Capital gains distributions                       79,693
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 79,693
                                                                                                         ---------------
Net assets                                   $  2,670,882  Expenses:
                                          ----------------
                                                               Administrative expense                             1,613
                                                               Mortality and expense risk                       114,898
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                116,511
                                                                                                         ---------------

                                                           Net investment loss                                  (36,818)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (40,557)
                                                           Change in net unrealized depreciation on
                                                                investments                                  (1,038,281)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                    $  (1,115,656)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  4,898,793      $  2,934,499

Net (decrease) increase in net assets resulting from operations                            (1,115,656)          915,435

Capital shares transactions
   Net premiums                                                                                36,696            95,734
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (112,561)          (16,882)
   Transfers of death benefits                                                                (24,437)          (51,790)
   Transfers of other terminations                                                           (240,210)         (260,306)
   Interfund and net transfers (to) from general account                                     (771,743)        1,282,103
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,112,255)        1,048,859
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (2,227,911)        1,964,294
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  2,670,882      $  4,898,793
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     89

Midland National Life Insurance Company
Separate Account C
ProFunds VP Real Estate
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     2,771 shares (cost $125,934)            $    125,302      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    125,302  Expenses:
                                          ----------------
                                                               Administrative expense                               443
                                                               Mortality and expense risk                        18,037
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 18,480
                                                                                                         ---------------

                                                           Net investment loss                                  (18,480)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     23,834
                                                           Change in net unrealized depreciation on
                                                                investments                                     (33,958)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (28,604)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    806,391      $    646,329

Net decrease in net assets resulting from operations                                          (28,604)          (96,002)

Capital shares transactions
   Net premiums                                                                                19,990            67,039
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (13,600)          (56,960)
   Transfers of death benefits                                                                (51,759)                -
   Transfers of other terminations                                                            (15,910)          (25,203)
   Interfund and net transfers (to) from general account                                     (591,206)          271,188
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (652,485)          256,064
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (681,089)          160,062
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    125,302      $    806,391
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     90

Midland National Life Insurance Company
Separate Account C
ProFunds VP Rising Rates Opportunity
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     132,694 shares (cost $1,379,293)        $    995,205      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    995,205  Expenses:
                                          ----------------
                                                               Administrative expense                               223
                                                               Mortality and expense risk                        45,630
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 45,853
                                                                                                         ---------------

                                                           Net investment loss                                  (45,853)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (41,371)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (408,768)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (495,992)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  4,279,873      $  1,487,884

Net decrease in net assets resulting from operations                                         (495,992)         (424,712)

Capital shares transactions
   Net premiums                                                                                 2,630             4,593
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (55,651)          (38,079)
   Transfers of death benefits                                                                 (1,859)          (11,589)
   Transfers of other terminations                                                            (38,812)          (48,136)
   Interfund and net transfers (to) from general account                                   (2,694,984)        3,309,912
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (2,788,676)        3,216,701
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (3,284,668)        2,791,989
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    995,205      $  4,279,873
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     91

Midland National Life Insurance Company
Separate Account C
ProFunds VP Semiconductor
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     1,245 shares (cost $24,183)              $    23,887      Dividend income                               $       33
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                     33
                                                                                                         ---------------
Net assets                                    $    23,887  Expenses:
                                          ----------------
                                                               Administrative expense                                14
                                                               Mortality and expense risk                         1,084
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  1,098
                                                                                                         ---------------

                                                           Net investment loss                                   (1,065)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (21,811)
                                                           Change in net unrealized depreciation on
                                                                investments                                      (4,692)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (27,568)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $    44,313      $  1,785,948

Net decrease in net assets resulting from operations                                          (27,568)           (7,319)

Capital shares transactions
   Net premiums                                                                                   140            19,827
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -            (5,755)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (3,638)           (3,556)
   Interfund and net transfers from (to) general account                                       10,640        (1,744,832)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                      7,142        (1,734,316)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                  (20,426)       (1,741,635)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    23,887       $    44,313
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     92

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Dow 30
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     7,935 shares (cost $46,067)              $    42,372      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                    $    42,372  Expenses:
                                          ----------------
                                                               Administrative expense                                30
                                                               Mortality and expense risk                         1,362
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  1,392
                                                                                                         ---------------

                                                           Net investment loss                                   (1,392)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (21,985)
                                                           Change in net unrealized appreciation on
                                                                investments                                       5,615
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (17,762)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $    31,215       $    22,342

Net decrease in net assets resulting from operations                                          (17,762)           (8,788)

Capital shares transactions
   Net premiums                                                                                19,943                (1)
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (6,577)                -
   Transfers of death benefits                                                                      -           (11,728)
   Transfers of other terminations                                                             (4,709)             (141)
   Interfund and net transfers from general account                                            20,262            29,531
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                                28,919            17,661
                                                                                       ---------------   ---------------

Total increase in net assets                                                                   11,157             8,873
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    42,372       $    31,215
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     93

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Emerging Markets
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     1,312 shares (cost $20,578)              $    19,621      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                    $    19,621  Expenses:
                                          ----------------
                                                               Administrative expense                                59
                                                               Mortality and expense risk                         4,178
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  4,237
                                                                                                         ---------------

                                                           Net investment loss                                   (4,237)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (29,341)
                                                           Change in net unrealized appreciation on
                                                                investments                                      26,124
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $     (7,454)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    723,077       $    28,600

Net decrease in net assets resulting from operations                                           (7,454)         (106,948)

Capital shares transactions
   Net premiums                                                                                     -            49,734
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (14,988)           (9,460)
   Transfers of death benefits                                                                      -            (3,473)
   Transfers of other terminations                                                             (5,851)          (11,255)
   Interfund and net transfers (to) from general account                                     (675,163)          775,879
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (696,002)          801,425
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (703,456)          694,477
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    19,621      $    723,077
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     94

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short International
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     5,337 shares (cost $119,980)            $    111,648      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    111,648  Expenses:
                                          ----------------
                                                               Administrative expense                                11
                                                               Mortality and expense risk                         3,056
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  3,067
                                                                                                         ---------------

                                                           Net investment loss                                   (3,067)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (35,939)
                                                           Change in net unrealized appreciation on
                                                                investments                                      12,375
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (26,631)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $    98,759      $    191,873

Net decrease in net assets resulting from operations                                          (26,631)          (43,304)

Capital shares transactions
   Net premiums                                                                                 7,566             9,813
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (6,126)                -
   Transfers of death benefits                                                                      -           (11,899)
   Transfers of other terminations                                                               (369)           (2,036)
   Interfund and net transfers from (to) general account                                       38,449           (45,688)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                     39,520           (49,810)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                        12,889           (93,114)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    111,648       $    98,759
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     95

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Mid-Cap
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     402 shares (cost $6,017)                 $     5,516      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                    $     5,516  Expenses:
                                          ----------------
                                                               Administrative expense                                44
                                                               Mortality and expense risk                         1,115
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  1,159
                                                                                                         ---------------

                                                           Net investment loss                                   (1,159)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (19,965)
                                                           Change in net unrealized appreciation on
                                                                investments                                         933
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (20,191)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $     5,840      $    542,722

Net decrease in net assets resulting from operations                                          (20,191)         (369,799)

Capital shares transactions
   Net premiums                                                                                     -               427
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (7,482)             (560)
   Transfers of death benefits                                                                      -           (11,436)
   Transfers of other terminations                                                             (3,303)           (9,440)
   Interfund and net transfers from (to) general account                                       30,652          (146,074)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                     19,867          (167,083)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                     (324)         (536,882)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $     5,516       $     5,840
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     96

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short NASDAQ-100
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     76,034 shares (cost $645,560)           $    643,248      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    643,248  Expenses:
                                          ----------------
                                                               Administrative expense                               264
                                                               Mortality and expense risk                        17,135
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 17,399
                                                                                                         ---------------

                                                           Net investment loss                                  (17,399)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (107,308)
                                                           Change in net unrealized depreciation on
                                                                investments                                      (1,481)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (126,188)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $    36,308      $    653,427

Net decrease in net assets resulting from operations                                         (126,188)         (249,333)

Capital shares transactions
   Net premiums                                                                                     -            14,414
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (11,403)          (23,145)
   Transfers of death benefits                                                                 (7,365)          (17,376)
   Transfers of other terminations                                                            (43,426)          (22,167)
   Interfund and net transfers from (to) general account                                      795,322          (319,512)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                    733,128          (367,786)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                       606,940          (617,119)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    643,248       $    36,308
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     97

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Small-Cap
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     24,301 shares (cost $204,588)           $    187,119      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    187,119  Expenses:
                                          ----------------
                                                               Administrative expense                               480
                                                               Mortality and expense risk                        12,580
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 13,060
                                                                                                         ---------------

                                                           Net investment loss                                  (13,060)

                                                           Realized and change in unrealized gains
                                                             on investments
                                                           Net realized gains on investments                     54,722
                                                           Change in net unrealized appreciation on
                                                                investments                                      10,133
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                      $    51,795
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    160,529      $  1,622,914

Net increase (decrease) in net assets resulting from operations                                51,795          (502,088)

Capital shares transactions
   Net premiums                                                                                 2,031            17,577
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (6,516)          (22,183)
   Transfers of death benefits                                                                      -           (11,615)
   Transfers of other terminations                                                            (14,997)          (16,275)
   Interfund and net transfers to general account                                              (5,723)         (927,801)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                               (25,205)         (960,297)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                        26,590        (1,462,385)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    187,119      $    160,529
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     98

Midland National Life Insurance Company
Separate Account C
ProFunds VP Small-Cap
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     58,145 shares (cost $1,543,543)         $  1,532,704      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $  1,532,704  Expenses:
                                          ----------------
                                                               Administrative expense                               181
                                                               Mortality and expense risk                        11,638
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 11,819
                                                                                                         ---------------

                                                           Net investment loss                                  (11,819)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (102,190)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (30,086)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (144,095)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    631,227      $  1,281,454

Net decrease in net assets resulting from operations                                         (144,095)          (80,597)

Capital shares transactions
   Net premiums                                                                                64,639               817
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                       (713)           (2,888)
   Transfers of death benefits                                                                      -            (9,911)
   Transfers of other terminations                                                            (10,308)          (15,073)
   Interfund and net transfers from (to) general account                                      991,954          (542,575)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                  1,045,572          (569,630)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                       901,477          (650,227)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,532,704      $    631,227
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     99

Midland National Life Insurance Company
Separate Account C
ProFunds VP Small-Cap Growth
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     4,610 shares (cost $138,615)            $    133,683      Dividend income                               $        -
                                                               Capital gains distributions                        1,912
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  1,912
                                                                                                         ---------------
Net assets                                   $    133,683  Expenses:
                                          ----------------
                                                               Administrative expense                               108
                                                               Mortality and expense risk                        10,607
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 10,715
                                                                                                         ---------------

                                                           Net investment loss                                   (8,803)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     30,941
                                                           Change in net unrealized depreciation on
                                                                investments                                     (49,946)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (27,808)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    996,080      $    553,261

Net decrease in net assets resulting from operations                                          (27,808)          (54,162)

Capital shares transactions
   Net premiums                                                                                64,733             1,244
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                        (75)          (78,382)
   Transfers of death benefits                                                                 (9,957)                -
   Transfers of other terminations                                                            (63,293)          (17,124)
   Interfund and net transfers (to) from general account                                     (825,997)          591,243
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (834,589)          496,981
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (862,397)          442,819
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    133,683      $    996,080
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     100

Midland National Life Insurance Company
Separate Account C
ProFunds VP Small-Cap Value
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     3,776 shares (cost $104,902)             $    98,851      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                    $    98,851  Expenses:
                                          ----------------
                                                               Administrative expense                               134
                                                               Mortality and expense risk                         6,935
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  7,069
                                                                                                         ---------------

                                                           Net investment loss                                   (7,069)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                        569
                                                           Change in net unrealized depreciation on
                                                                investments                                     (23,528)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (30,028)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    284,341       $    46,931

Net decrease in net assets resulting from operations                                          (30,028)          (12,544)

Capital shares transactions
   Net premiums                                                                                57,445             5,206
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (25,495)                -
   Transfers of death benefits                                                                      -            (9,830)
   Transfers of other terminations                                                            (10,221)           (7,612)
   Interfund and net transfers (to) from general account                                     (177,191)          262,190
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (155,462)          249,954
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (185,490)          237,410
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    98,851      $    284,341
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     101

Midland National Life Insurance Company
Separate Account C
ProFunds VP Technology
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     12,553 shares (cost $183,635)           $    208,258      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    208,258  Expenses:
                                          ----------------
                                                               Administrative expense                                25
                                                               Mortality and expense risk                         7,293
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  7,318
                                                                                                         ---------------

                                                           Net investment loss                                   (7,318)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      2,823
                                                           Change in net unrealized depreciation on
                                                                investments                                     (13,396)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (17,891)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    286,738      $  1,673,080

Net decrease in net assets resulting from operations                                          (17,891)         (114,651)

Capital shares transactions
   Net premiums                                                                                 1,182             3,187
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                         (1)             (978)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (7,378)          (26,669)
   Interfund and net transfers to general account                                             (54,392)       (1,247,231)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                               (60,589)       (1,271,691)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                  (78,480)       (1,386,342)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    208,258      $    286,738
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     102

Midland National Life Insurance Company
Separate Account C
ProFunds VP Telecommunications
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     3,832 shares (cost $29,955)              $    28,624      Dividend income                              $     2,200
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  2,200
                                                                                                         ---------------
Net assets                                    $    28,624  Expenses:
                                          ----------------
                                                               Administrative expense                                40
                                                               Mortality and expense risk                         2,250
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  2,290
                                                                                                         ---------------

                                                           Net investment loss                                      (90)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (11,204)
                                                           Change in net unrealized depreciation on
                                                                investments                                      (3,897)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (15,191)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $    40,645      $  1,658,628

Net decrease in net assets resulting from operations                                          (15,191)         (108,923)

Capital shares transactions
   Net premiums                                                                                   623                45
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -           (22,495)
   Transfers of death benefits                                                                      -            (4,542)
   Transfers of other terminations                                                               (793)          (12,775)
   Interfund and net transfers from (to) general account                                        3,340        (1,469,293)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                      3,170        (1,509,060)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                  (12,021)       (1,617,983)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    28,624       $    40,645
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     103

Midland National Life Insurance Company
Separate Account C
ProFunds VP U.S. Government Plus
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     47,390 shares (cost $1,294,978)         $  1,331,177      Dividend income                              $     3,472
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  3,472
                                                                                                         ---------------
Net assets                                   $  1,331,177  Expenses:
                                          ----------------
                                                               Administrative expense                               708
                                                               Mortality and expense risk                        32,908
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 33,616
                                                                                                         ---------------

                                                           Net investment loss                                  (30,144)

                                                           Realized and change in unrealized gains
                                                             on investments
                                                           Net realized gains on investments                    445,952
                                                           Change in net unrealized appreciation on
                                                                investments                                      73,071
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    488,879
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    561,226      $    214,117

Net increase (decrease) in net assets resulting from operations                               488,879           (37,141)

Capital shares transactions
   Net premiums                                                                                 8,173            26,263
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (41,018)          (70,074)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (26,399)          (28,208)
   Interfund and net transfers from general account                                           340,316           456,269
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               281,072           384,250
                                                                                       ---------------   ---------------

Total increase in net assets                                                                  769,951           347,109
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,331,177      $    561,226
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     104

Midland National Life Insurance Company
Separate Account C
ProFunds VP Ultra Bull
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     70,220 shares (cost $612,331)           $    730,987      Dividend income                               $        -
                                                               Capital gains distributions                      396,298
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                396,298
                                                                                                         ---------------
Net assets                                   $    730,987  Expenses:
                                          ----------------
                                                               Administrative expense                               414
                                                               Mortality and expense risk                        57,105
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 57,519
                                                                                                         ---------------

                                                           Net investment income                                338,779

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                (1,157,280)
                                                           Change in net unrealized appreciation on
                                                                investments                                     111,974
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (706,527)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  2,996,271      $  5,360,014

Net (decrease) increase in net assets resulting from operations                              (706,527)        1,063,986

Capital shares transactions
   Net premiums                                                                                23,720               458
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (42,075)          (37,069)
   Transfers of death benefits                                                                      -            (1,671)
   Transfers of other terminations                                                            (94,731)          (93,176)
   Interfund and net transfers to general account                                          (1,445,671)       (3,296,271)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,558,757)       (3,427,729)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (2,265,284)       (2,363,743)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    730,987      $  2,996,271
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     105

Midland National Life Insurance Company
Separate Account C
ProFunds VP Ultra Mid-Cap
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     14,248 shares (cost $330,527)           $    338,096      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    338,096  Expenses:
                                          ----------------
                                                               Administrative expense                               194
                                                               Mortality and expense risk                        20,345
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 20,539
                                                                                                         ---------------

                                                           Net investment loss                                  (20,539)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    184,478
                                                           Change in net unrealized depreciation on
                                                                investments                                    (277,446)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (113,507)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    960,431      $    513,082

Net (decrease) increase in net assets resulting from operations                              (113,507)          402,553

Capital shares transactions
   Net premiums                                                                                 4,904               433
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (22,433)          (18,269)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (41,070)          (26,307)
   Interfund and net transfers (to) from general account                                     (450,229)           88,939
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (508,828)           44,796
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (622,335)          447,349
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    338,096      $    960,431
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     106

Midland National Life Insurance Company
Separate Account C
ProFunds VP Ultra NASDAQ-100
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     5,957 shares (cost $132,515)            $    128,135      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    128,135  Expenses:
                                          ----------------
                                                               Administrative expense                               174
                                                               Mortality and expense risk                         8,265
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  8,439
                                                                                                         ---------------

                                                           Net investment loss                                   (8,439)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      2,447
                                                           Change in net unrealized depreciation on
                                                                investments                                     (51,992)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (57,984)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    309,784      $  2,828,106

Net (decrease) increase in net assets resulting from operations                               (57,984)          335,616

Capital shares transactions
   Net premiums                                                                                 6,833             1,808
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (44,907)          (40,189)
   Transfers of death benefits                                                                      -            (3,040)
   Transfers of other terminations                                                            (14,495)          (24,642)
   Interfund and net transfers to general account                                             (71,096)       (2,787,875)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (123,665)       (2,853,938)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                                 (181,649)       (2,518,322)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    128,135      $    309,784
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     107

Midland National Life Insurance Company
Separate Account C
ProFunds VP Ultra Short Dow 30
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     69,697 shares (cost $362,744)           $    302,485      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -

                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    302,485  Expenses:
                                          ----------------
                                                               Administrative expense                               290
                                                               Mortality and expense risk                        24,729
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 25,019
                                                                                                         ---------------

                                                           Net investment loss                                  (25,019)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (264,363)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (51,441)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (340,823)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    478,261      $    404,663

Net decrease in net assets resulting from operations                                         (340,823)         (203,259)

Capital shares transactions
   Net premiums                                                                               163,853           (36,623)
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (74,934)          (10,442)
   Transfers of death benefits                                                                      -           (32,795)
   Transfers of other terminations                                                            (42,550)          (67,815)
   Interfund and net transfers from general account                                           118,678           424,532
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               165,047           276,857
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (175,776)           73,598
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    302,485      $    478,261
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     108

Midland National Life Insurance Company
Separate Account C
ProFunds VP Ultra Short NASDAQ-100
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     72,181 shares (cost $441,038)           $    407,820      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    407,820  Expenses:
                                          ----------------
                                                               Administrative expense                               187
                                                               Mortality and expense risk                        13,119
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 13,306
                                                                                                         ---------------

                                                           Net investment loss                                  (13,306)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                  (468,916)
                                                           Change in net unrealized appreciation on
                                                                investments                                     238,283
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (243,939)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,670,172      $    327,089

Net decrease in net assets resulting from operations                                         (243,939)       (1,133,051)

Capital shares transactions
   Net premiums                                                                                 4,622            86,910
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (65,416)          (39,852)
   Transfers of death benefits                                                                      -           (11,799)
   Transfers of other terminations                                                            (19,129)          (44,743)
   Interfund and net transfers (to) from general account                                     (938,490)        2,485,618
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,018,413)        2,476,134
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,262,352)        1,343,083
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    407,820      $  1,670,172
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     109

Midland National Life Insurance Company
Separate Account C
ProFunds VP Ultra Small-Cap
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     5,363 shares (cost $57,255)              $    55,235      Dividend income                               $        -
                                                               Capital gains distributions                      145,655
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                145,655
                                                                                                         ---------------
Net assets                                    $    55,235  Expenses:
                                          ----------------
                                                               Administrative expense                               367
                                                               Mortality and expense risk                        10,945
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 11,312
                                                                                                         ---------------

                                                           Net investment income                                134,343

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     92,802
                                                           Change in net unrealized depreciation on
                                                                investments                                     (52,719)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    174,426
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    931,565      $    241,258

Net increase in net assets resulting from operations                                          174,426           437,777

Capital shares transactions
   Net premiums                                                                                 1,570            24,242
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (7,447)          (46,068)
   Transfers of death benefits                                                                      -              (231)
   Transfers of other terminations                                                            (26,142)          (50,118)
   Interfund and net transfers (to) from general account                                   (1,018,737)          324,705
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,050,756)          252,530
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (876,330)          690,307
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    55,235      $    931,565
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     110

Midland National Life Insurance Company
Separate Account C
ProFunds VP Utilities
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     27,877 shares (cost $870,575)           $    905,158      Dividend income                              $    10,022
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 10,022
                                                                                                         ---------------
Net assets                                   $    905,158  Expenses:
                                          ----------------
                                                               Administrative expense                               262
                                                               Mortality and expense risk                        11,416
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 11,678
                                                                                                         ---------------

                                                           Net investment loss                                   (1,656)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (47,317)
                                                           Change in net unrealized appreciation on
                                                                investments                                      28,027
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (20,946)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    289,918      $    238,605

Net (decrease) increase in net assets resulting from operations                               (20,946)           19,050

Capital shares transactions
   Net premiums                                                                                 1,146             8,791
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (14,022)          (92,915)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (13,840)          (15,582)
   Interfund and net transfers from general account                                           662,902           131,969
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               636,186            32,263
                                                                                       ---------------   ---------------

Total increase in net assets                                                                  615,240            51,313
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    905,158      $    289,918
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     111

Midland National Life Insurance Company
Separate Account C
Van Eck Variable Insurance Portfolio Global Hard Assets Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     529,821 shares (cost $18,010,626)      $  16,260,669      Dividend income                             $    218,495
                                                               Capital gains distributions                      235,998
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                454,493
                                                                                                         ---------------
Net assets                                  $  16,260,669  Expenses:
                                          ----------------
                                                               Administrative expense                            13,047
                                                               Mortality and expense risk                       301,971
                                                               Contract maintenance charge                        1,623
                                                                                                         ---------------

                                                                                                                316,641
                                                                                                         ---------------

                                                           Net investment income                                137,852

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                  2,552,729
                                                           Change in net unrealized depreciation on
                                                                investments                                  (6,619,587)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                    $  (3,929,006)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  20,767,055     $  16,440,870

Net (decrease) increase in net assets resulting from operations                            (3,929,006)        4,052,821

Capital shares transactions
   Net premiums                                                                             2,747,002         1,555,083
   Transfers of policy loans                                                                   (8,603)             (698)
   Transfers of surrenders                                                                 (1,975,387)       (1,752,839)
   Transfers of death benefits                                                               (154,585)         (125,556)
   Transfers of other terminations                                                           (828,360)         (765,977)
   Interfund and net transfers (to) from general account                                     (357,447)        1,363,351
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (577,380)          273,364
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (4,506,386)        4,326,185
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  16,260,669     $  20,767,055
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     112

Midland National Life Insurance Company
Separate Account C
Van Eck Variable Insurance Portfolio Emerging Markets Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     270,970 shares (cost $3,522,712)        $  2,818,092      Dividend income                              $    39,633
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 39,633
                                                                                                         ---------------
Net assets                                   $  2,818,092  Expenses:
                                          ----------------
                                                               Administrative expense                             1,613
                                                               Mortality and expense risk                        63,124
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 64,737
                                                                                                         ---------------

                                                           Net investment loss                                  (25,104)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (158,920)
                                                           Change in net unrealized depreciation on
                                                                investments                                  (1,313,819)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                    $  (1,497,843)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  4,386,760      $  8,612,330

Net (decrease) increase in net assets resulting from operations                            (1,497,843)        1,222,057

Capital shares transactions
   Net premiums                                                                               517,341           430,359
   Transfers of policy loans                                                                   (2,908)           (2,881)
   Transfers of surrenders                                                                   (305,982)         (345,473)
   Transfers of death benefits                                                                (22,961)         (113,795)
   Transfers of other terminations                                                           (156,781)         (219,079)
   Interfund and net transfers to general account                                             (99,534)       (5,196,758)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                               (70,825)       (5,447,627)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (1,568,668)       (4,225,570)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  2,818,092      $  4,386,760
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     113

Midland National Life Insurance Company
Separate Account C
Van Eck Variable Insurance Portfolio Global Bond Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     261,993 shares (cost $3,085,572)        $  3,067,936      Dividend income                             $    118,529
                                                               Capital gains distributions                       30,217
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                148,746
                                                                                                         ---------------
Net assets                                   $  3,067,936  Expenses:
                                          ----------------
                                                               Administrative expense                             1,469
                                                               Mortality and expense risk                        74,417
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 75,886
                                                                                                         ---------------

                                                           Net investment income                                 72,860

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    148,602
                                                           Change in net unrealized depreciation on
                                                                investments                                     (61,388)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    160,074
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,489,311      $  1,583,454

Net increase in net assets resulting from operations                                          160,074            71,783

Capital shares transactions
   Net premiums                                                                               578,425           321,273
   Transfers of policy loans                                                                   30,850           (27,732)
   Transfers of surrenders                                                                   (690,671)          (82,635)
   Transfers of death benefits                                                                (33,624)          (32,973)
   Transfers of other terminations                                                           (188,637)         (142,941)
   Interfund and net transfers from (to) general account                                    1,722,208          (200,918)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                  1,418,551          (165,926)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                     1,578,625           (94,143)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  3,067,936      $  1,489,311
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     114

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series Growth and Income Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                        $        -      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                     $        -  Expenses:
                                          ----------------
                                                               Administrative expense                                 -
                                                               Mortality and expense risk                             -
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                      -
                                                                                                         ---------------

                                                           Net investment income                                      -

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                          -
                                                           Change in net unrealized appreciation on
                                                                investments                                           -
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $        -
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                            $        -      $    309,512

Net increase in net assets resulting from operations                                                -            12,349

Capital shares transactions
   Net premiums                                                                                     -             5,778
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -            (2,941)
   Transfers of death benefits                                                                      -            (2,824)
   Transfers of other terminations                                                                  -            (1,300)
   Interfund and net transfers to general account                                                   -          (320,574)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                          -          (321,861)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                             -          (309,512)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                  $        -        $        -
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     115

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Total Return Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     3,695,608 shares (cost $41,262,141)    $  40,725,603      Dividend income                             $  1,058,078
                                                               Capital gains distributions                      578,382
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                              1,636,460
                                                                                                         ---------------
Net assets                                  $  40,725,603  Expenses:
                                          ----------------
                                                               Administrative expense                            16,210
                                                               Mortality and expense risk                       651,904
                                                               Contract maintenance charge                        1,129
                                                                                                         ---------------

                                                                                                                669,243
                                                                                                         ---------------

                                                           Net investment income                                967,217

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    317,790
                                                           Change in net unrealized depreciation on
                                                                investments                                    (488,309)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    796,698
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  37,862,526     $  38,169,100

Net increase in net assets resulting from operations                                          796,698         2,763,549

Capital shares transactions
   Net premiums                                                                             2,299,718         5,325,786
   Transfers of policy loans                                                                  (19,318)          (14,091)
   Transfers of surrenders                                                                 (2,972,747)       (2,906,110)
   Transfers of death benefits                                                               (433,282)         (552,956)
   Transfers of other terminations                                                         (1,623,372)       (1,880,115)
   Interfund and net transfers from (to) general account                                    4,815,380        (3,042,637)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                  2,066,379        (3,070,123)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                     2,863,077          (306,574)
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  40,725,603     $  37,862,526
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     116

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Low Duration Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     591,387 shares (cost $6,156,275)        $  6,138,598      Dividend income                             $    108,800
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                108,800
                                                                                                         ---------------
Net assets                                   $  6,138,598  Expenses:
                                          ----------------
                                                               Administrative expense                             1,090
                                                               Mortality and expense risk                       148,643
                                                               Contract maintenance charge                           48
                                                                                                         ---------------

                                                                                                                149,781
                                                                                                         ---------------

                                                           Net investment loss                                  (40,981)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     64,590
                                                           Change in net unrealized depreciation on
                                                                investments                                     (80,721)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (57,112)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  7,768,442     $  12,158,287

Net (decrease) increase in net assets resulting from operations                               (57,112)          392,115

Capital shares transactions
   Net premiums                                                                               380,325           340,875
   Transfers of policy loans                                                                       (2)               23
   Transfers of surrenders                                                                   (357,435)         (272,046)
   Transfers of death benefits                                                                (68,153)          (51,450)
   Transfers of other terminations                                                           (315,682)         (396,728)
   Interfund and net transfers to general account                                          (1,211,785)       (4,402,634)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                            (1,572,732)       (4,781,960)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (1,629,844)       (4,389,845)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  6,138,598      $  7,768,442
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     117

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust High Yield Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     3,061,476 shares (cost $23,056,149)    $  22,869,229      Dividend income                             $  1,241,091
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                              1,241,091
                                                                                                         ---------------
Net assets                                  $  22,869,229  Expenses:
                                          ----------------
                                                               Administrative expense                             7,971
                                                               Mortality and expense risk                       338,729
                                                               Contract maintenance charge                          305
                                                                                                         ---------------

                                                                                                                347,005
                                                                                                         ---------------

                                                           Net investment income                                894,086

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (208,724)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (556,160)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    129,202
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  17,908,306     $  15,371,046

Net increase in net assets resulting from operations                                          129,202         1,851,455

Capital shares transactions
   Net premiums                                                                               800,876           694,858
   Transfers of policy loans                                                                   (2,302)           (2,106)
   Transfers of surrenders                                                                 (1,057,406)         (892,088)
   Transfers of death benefits                                                               (213,835)          (80,260)
   Transfers of other terminations                                                           (686,974)         (604,567)
   Interfund and net transfers from general account                                         5,991,362         1,569,968
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                             4,831,721           685,805
                                                                                       ---------------   ---------------

Total increase in net assets                                                                4,960,923         2,537,260
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  22,869,229     $  17,908,306
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     118

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Real Return Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     500,296 shares (cost $7,040,079)        $  6,979,131      Dividend income                             $    166,805
                                                               Capital gains distributions                      421,566
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                588,371
                                                                                                         ---------------
Net assets                                   $  6,979,131  Expenses:
                                          ----------------
                                                               Administrative expense                             4,809
                                                               Mortality and expense risk                       131,297
                                                               Contract maintenance charge                          647
                                                                                                         ---------------

                                                                                                                136,753
                                                                                                         ---------------

                                                           Net investment income                                451,618

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    382,226
                                                           Change in net unrealized depreciation on
                                                                investments                                    (129,940)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                     $    703,904
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  6,043,790      $  7,976,259

Net increase in net assets resulting from operations                                          703,904           360,381

Capital shares transactions
   Net premiums                                                                               386,998           543,682
   Transfers of policy loans                                                                      685            (4,313)
   Transfers of surrenders                                                                   (825,977)         (330,130)
   Transfers of death benefits                                                                (20,116)          (54,593)
   Transfers of other terminations                                                           (357,475)         (628,686)
   Interfund and net transfers from (to) general account                                    1,047,322        (1,818,810)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                    231,437        (2,292,850)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                       935,341        (1,932,469)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  6,979,131      $  6,043,790
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     119

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust All Asset Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     183,776 shares (cost $2,022,822)        $  1,927,813      Dividend income                             $    117,874
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                117,874
                                                                                                         ---------------
Net assets                                   $  1,927,813  Expenses:
                                          ----------------
                                                               Administrative expense                               226
                                                               Mortality and expense risk                        35,556
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 35,782
                                                                                                         ---------------

                                                           Net investment income                                 82,092

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (24,753)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (90,655)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (33,316)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,404,847      $    893,702

Net (decrease) increase in net assets resulting from operations                               (33,316)          110,039

Capital shares transactions
   Net premiums                                                                                 6,568             1,627
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (59,245)          (71,032)
   Transfers of death benefits                                                                (16,976)                -
   Transfers of other terminations                                                            (52,081)         (342,210)
   Interfund and net transfers from general account                                           678,016           812,721
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               556,282           401,106
                                                                                       ---------------   ---------------

Total increase in net assets                                                                  522,966           511,145
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,927,813      $  1,404,847
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     120

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust Structured Small Cap Equity Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     173,831 shares (cost $2,030,313)        $  1,981,673      Dividend income                              $    16,740
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 16,740
                                                                                                         ---------------
Net assets                                   $  1,981,673  Expenses:
                                          ----------------
                                                               Administrative expense                             1,362
                                                               Mortality and expense risk                        45,742
                                                               Contract maintenance charge                           90
                                                                                                         ---------------

                                                                                                                 47,194
                                                                                                         ---------------

                                                           Net investment loss                                  (30,454)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (65,571)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (401,713)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (497,738)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  4,161,507      $  2,650,161

Net (decrease) increase in net assets resulting from operations                              (497,738)          505,734

Capital shares transactions
   Net premiums                                                                                85,176           100,650
   Transfers of policy loans                                                                   (1,319)             (666)
   Transfers of surrenders                                                                   (236,241)         (230,970)
   Transfers of death benefits                                                                (38,999)          (51,222)
   Transfers of other terminations                                                            (89,297)         (100,068)
   Interfund and net transfers (to) from general account                                   (1,401,416)        1,287,888
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,682,096)        1,005,612
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (2,179,834)        1,511,346
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,981,673      $  4,161,507
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     121

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust Large Cap Value Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     136,618 shares (cost $1,307,344)        $  1,282,843      Dividend income                              $     2,991
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  2,991
                                                                                                         ---------------
Net assets                                   $  1,282,843  Expenses:
                                          ----------------
                                                               Administrative expense                               168
                                                               Mortality and expense risk                         5,394
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  5,562
                                                                                                         ---------------

                                                           Net investment loss                                   (2,571)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     58,030
                                                           Change in net unrealized depreciation on
                                                                investments                                     (28,216)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                      $    27,243
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    290,585      $    382,326

Net increase in net assets resulting from operations                                           27,243            26,943

Capital shares transactions
   Net premiums                                                                                15,168             9,871
   Transfers of policy loans                                                                      416            (1,912)
   Transfers of surrenders                                                                     (7,209)         (102,559)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (14,122)          (13,026)
   Interfund and net transfers from (to) general account                                      970,762           (11,058)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                    965,015          (118,684)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                       992,258           (91,741)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,282,843      $    290,585
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     122

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust Mid Cap Value Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     389,006 shares (cost $5,377,556)        $  5,092,088      Dividend income                              $    42,241
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 42,241
                                                                                                         ---------------
Net assets                                   $  5,092,088  Expenses:
                                          ----------------
                                                               Administrative expense                             2,039
                                                               Mortality and expense risk                        83,593
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 85,632
                                                                                                         ---------------

                                                           Net investment loss                                  (43,391)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    683,122
                                                           Change in net unrealized depreciation on
                                                                investments                                  (1,125,325)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (485,594)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  5,402,048      $  3,038,668

Net (decrease) increase in net assets resulting from operations                              (485,594)        1,053,718

Capital shares transactions
   Net premiums                                                                               777,971           806,168
   Transfers of policy loans                                                                   (9,002)             (532)
   Transfers of surrenders                                                                   (341,613)         (220,618)
   Transfers of death benefits                                                                (61,684)          (22,400)
   Transfers of other terminations                                                           (211,551)         (131,786)
   Interfund and net transfers from general account                                            21,513           878,830
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               175,634         1,309,662
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (309,960)        2,363,380
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  5,092,088      $  5,402,048
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     123

Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust Small Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     39,586 shares (cost $507,953)           $    480,184      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    480,184  Expenses:
                                          ----------------
                                                               Administrative expense                               301
                                                               Mortality and expense risk                        11,939
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 12,240
                                                                                                         ---------------

                                                           Net investment loss                                  (12,240)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                  (160,307)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (100,475)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (273,022)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,965,677      $    487,815

Net decrease in net assets resulting from operations                                         (273,022)          (63,793)

Capital shares transactions
   Net premiums                                                                                71,715            67,965
   Transfers of policy loans                                                                       75                (2)
   Transfers of surrenders                                                                   (171,537)          (99,005)
   Transfers of death benefits                                                                 (4,690)          (15,910)
   Transfers of other terminations                                                            (86,887)          (70,651)
   Interfund and net transfers (to) from general account                                   (1,021,147)        1,659,258
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,212,471)        1,541,655
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,485,493)        1,477,862
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    480,184      $  1,965,677
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     124

Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust Mid-Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     18,365 shares (cost $510,870)           $    494,753      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                   $    494,753  Expenses:
                                          ----------------
                                                               Administrative expense                               310
                                                               Mortality and expense risk                         8,521
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  8,831
                                                                                                         ---------------

                                                           Net investment loss                                   (8,831)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     92,707
                                                           Change in net unrealized depreciation on
                                                                investments                                    (112,147)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (28,271)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,906,291      $    580,166

Net (decrease) increase in net assets resulting from operations                               (28,271)          221,018

Capital shares transactions
   Net premiums                                                                                84,187            44,162
   Transfers of policy loans                                                                       93                (5)
   Transfers of surrenders                                                                   (150,309)         (117,631)
   Transfers of death benefits                                                                      -            (1,328)
   Transfers of other terminations                                                            (59,106)          (71,098)
   Interfund and net transfers (to) from general account                                   (1,258,132)        1,251,007
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                 (1,383,267)        1,105,107
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                    (1,411,538)        1,326,125
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    494,753      $  1,906,291
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     125

Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust Regency Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     6,317 shares (cost $87,356)              $    90,083      Dividend income                               $      614
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                    614
                                                                                                         ---------------
Net assets                                    $    90,083  Expenses:
                                          ----------------
                                                               Administrative expense                                64
                                                               Mortality and expense risk                         1,722
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  1,786
                                                                                                         ---------------

                                                           Net investment loss                                   (1,172)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     16,951
                                                           Change in net unrealized depreciation on
                                                                investments                                     (19,094)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $     (3,315)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    346,183      $    126,506

Net (decrease) increase in net assets resulting from operations                                (3,315)            9,646

Capital shares transactions
   Net premiums                                                                                   278             8,858
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                       (670)          (15,199)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (5,090)           (1,180)
   Interfund and net transfers (to) from general account                                     (247,303)          217,552
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (252,785)          210,031
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (256,100)          219,677
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    90,083      $    346,183
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     126

Midland National Life Insurance Company
Separate Account C
Premier VIT NACM Small Cap Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                        $        -      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                     $        -  Expenses:
                                          ----------------
                                                               Administrative expense                                 -
                                                               Mortality and expense risk                             -
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                      -
                                                                                                         ---------------

                                                           Net investment income                                      -

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                          -
                                                           Change in net unrealized appreciation on
                                                                investments                                           -
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $        -
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                            $        -      $    805,818

Net increase in net assets resulting from operations                                                -           131,757

Capital shares transactions
   Net premiums                                                                                     -           108,457
   Transfers of policy loans                                                                        -                64
   Transfers of surrenders                                                                          -           (18,576)
   Transfers of death benefits                                                                      -            (3,213)
   Transfers of other terminations                                                                  -            (9,937)
   Interfund and net transfers to general account                                                   -        (1,014,370)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                          -          (937,575)
                                                                                       ---------------   ---------------

Total increase (decrease) in net assets                                                             -          (805,818)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                  $        -        $        -
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     127

Midland National Life Insurance Company
Separate Account C
Credit Suisse Trust International Equity Flex II Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                        $        -      Dividend income                               $      642
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                    642
                                                                                                         ---------------
Net assets                                     $        -  Expenses:
                                          ----------------
                                                               Administrative expense                                 5
                                                               Mortality and expense risk                           462
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                    467
                                                                                                         ---------------

                                                           Net investment income                                    175

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                    (1,417)
                                                           Change in net unrealized depreciation on
                                                                investments                                      (3,212)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $     (4,454)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                           $    31,378       $    18,030

Net (decrease) increase in net assets resulting from operations                                (4,454)            1,957

Capital shares transactions
   Net premiums                                                                                 2,999                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                         (3)           (3,978)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                               (746)             (628)
   Interfund and net transfers (to) from general account                                      (29,174)           15,997
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                    (26,924)           11,391
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                       (31,378)           13,348
                                                                                       ---------------   ---------------

Net assets at end of year                                                                  $        -       $    31,378
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     128

Midland National Life Insurance Company
Separate Account C
Credit Suisse Trust U.S. Equity Flex II Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                        $        -      Dividend income                               $      941
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                    941
                                                                                                         ---------------
Net assets                                     $        -  Expenses:
                                          ----------------
                                                               Administrative expense                                17
                                                               Mortality and expense risk                         2,801
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  2,818
                                                                                                         ---------------

                                                           Net investment loss                                   (1,877)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (28,566)
                                                           Change in net unrealized appreciation on
                                                                investments                                      13,852
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (16,591)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    121,281      $    119,844

Net (decrease) increase in net assets resulting from operations                               (16,591)           11,922

Capital shares transactions
   Net premiums                                                                                     2             7,000
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                         (4)                -
   Transfers of death benefits                                                                      -           (21,399)
   Transfers of other terminations                                                             (2,362)           (2,120)
   Interfund and net transfers (to) from general account                                     (102,326)            6,034
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (104,690)          (10,485)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (121,281)            1,437
                                                                                       ---------------   ---------------

Net assets at end of year                                                                  $        -      $    121,281
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     129

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund Appreciation Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     42,163 shares (cost $1,576,441)         $  1,591,230      Dividend income                              $    26,791
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 26,791
                                                                                                         ---------------
Net assets                                   $  1,591,230  Expenses:
                                          ----------------
                                                               Administrative expense                               589
                                                               Mortality and expense risk                        33,442
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 34,031
                                                                                                         ---------------

                                                           Net investment loss                                   (7,240)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (50,501)
                                                           Change in net unrealized appreciation on
                                                                investments                                       1,393
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (56,348)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,686,774      $    105,247

Net (decrease) increase in net assets resulting from operations                               (56,348)            8,791

Capital shares transactions
   Net premiums                                                                                 4,366                76
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (122,722)           (5,424)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (29,902)           (6,376)
   Interfund and net transfers from general account                                           109,062         1,584,460
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                    (39,196)        1,572,736
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                       (95,544)        1,581,527
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $  1,591,230      $  1,686,774
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     130

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund International Value Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     10,015 shares (cost $107,100)            $    89,631      Dividend income                              $     2,004
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  2,004
                                                                                                         ---------------
Net assets                                    $    89,631  Expenses:
                                          ----------------
                                                               Administrative expense                                16
                                                               Mortality and expense risk                         2,848
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  2,864
                                                                                                         ---------------

                                                           Net investment loss                                     (860)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                    (2,249)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (21,508)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (24,617)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    122,768       $    98,657

Net (decrease) increase in net assets resulting from operations                               (24,617)              310

Capital shares transactions
   Net premiums                                                                                   294             4,303
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (9,740)           (1,063)
   Transfers of death benefits                                                                      -           (20,882)
   Transfers of other terminations                                                               (916)           (2,469)
   Interfund and net transfers from general account                                             1,842            43,912
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                     (8,520)           23,801
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                       (33,137)           24,111
                                                                                       ---------------   ---------------

Net assets at end of year                                                                 $    89,631      $    122,768
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     131

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund Socially Responsible Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                        $        -      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                     $        -  Expenses:
                                          ----------------
                                                               Administrative expense                                 -
                                                               Mortality and expense risk                             -
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                      -
                                                                                                         ---------------

                                                           Net investment income                                      -

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                          -
                                                           Change in net unrealized appreciation on
                                                                investments                                           -
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $        -
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                            $        -        $        -

Net increase in net assets resulting from operations                                                -               351

Capital shares transactions
   Net premiums                                                                                     -                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                                  -                 -
   Interfund and net transfers to general account                                                   -              (351)
                                                                                       ---------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                          -              (351)
                                                                                       ---------------   ---------------

Total increase in net assets                                                                        -                 -
                                                                                       ---------------   ---------------

Net assets at end of year                                                                  $        -        $        -
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     132

Midland National Life Insurance Company
Separate Account C
Direxion Insurance Trust HY Bond Fund
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     10,779 shares (cost $164,395)           $    163,169      Dividend income                              $     8,575
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  8,575
                                                                                                         ---------------
Net assets                                   $    163,169  Expenses:
                                          ----------------
                                                               Administrative expense                               134
                                                               Mortality and expense risk                         5,021
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  5,155
                                                                                                         ---------------

                                                           Net investment income                                  3,420

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (7,978)
                                                           Change in net unrealized appreciation on
                                                                investments                                       3,906
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                      $      (652)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    161,172       $    48,543

Net (decrease) increase in net assets resulting from operations                                  (652)           23,978

Capital shares transactions
   Net premiums                                                                                    21                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (57,894)                -
   Transfers of death benefits                                                                      -            (9,419)
   Transfers of other terminations                                                             (3,183)           (6,551)
   Interfund and net transfers from general account                                            63,705           104,621
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                                 2,649            88,651
                                                                                       ---------------   ---------------

Total increase in net assets                                                                    1,997           112,629
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    163,169      $    161,172
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     133

Midland National Life Insurance Company
Separate Account C
Invesco Van Kampen Variable Insurance Funds Growth and Income Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     38,294 shares (cost $665,150)           $    679,334      Dividend income                              $     8,043
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  8,043
                                                                                                         ---------------
Net assets                                   $    679,334  Expenses:
                                          ----------------
                                                               Administrative expense                               104
                                                               Mortality and expense risk                        19,466
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 19,570
                                                                                                         ---------------

                                                           Net investment loss                                  (11,527)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (53,977)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (17,895)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (83,399)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    329,578      $    195,824

Net (decrease) increase in net assets resulting from operations                               (83,399)            2,958

Capital shares transactions
   Net premiums                                                                                   169                 1
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (29,599)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (32,441)           (2,278)
   Interfund and net transfers from general account                                           495,026           133,073
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                               433,155           130,796
                                                                                       ---------------   ---------------

Total increase in net assets                                                                  349,756           133,754
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    679,334      $    329,578
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     134

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds Emerging Markets Debt Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     30,393 shares (cost $248,835)           $    251,047      Dividend income                              $     8,267
                                                               Capital gains distributions                        2,612
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                 10,879
                                                                                                         ---------------
Net assets                                   $    251,047  Expenses:
                                          ----------------
                                                               Administrative expense                               192
                                                               Mortality and expense risk                         7,360
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  7,552
                                                                                                         ---------------

                                                           Net investment income                                  3,327

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                    (1,338)
                                                           Change in net unrealized depreciation on
                                                                investments                                      (1,230)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $      759
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    340,567      $    164,309

Net increase in net assets resulting from operations                                              759             6,098

Capital shares transactions
   Net premiums                                                                                 1,234               824
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (79,450)             (261)
   Transfers of death benefits                                                                      -           (14,771)
   Transfers of other terminations                                                             (5,710)           (6,847)
   Interfund and net transfers (to) from general account                                       (6,353)          191,215
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                    (90,279)          170,160
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                       (89,520)          176,258
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    251,047      $    340,567
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     135

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds Emerging Markets Equity Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     33,501 shares (cost $466,057)           $    418,758      Dividend income                               $      882
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                    882
                                                                                                         ---------------
Net assets                                   $    418,758  Expenses:
                                          ----------------
                                                               Administrative expense                               284
                                                               Mortality and expense risk                        23,840
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 24,124
                                                                                                         ---------------

                                                           Net investment loss                                  (23,242)

                                                           Realized and change in unrealized losses
                                                             on investments
                                                           Net realized losses on investments                   (33,421)
                                                           Change in net unrealized depreciation on
                                                                investments                                    (250,976)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (307,639)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $  1,581,054      $  2,354,465

Net (decrease) increase in net assets resulting from operations                              (307,639)           94,352

Capital shares transactions
   Net premiums                                                                                56,863            17,477
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (27,347)           (1,349)
   Transfers of death benefits                                                                 (8,864)                -
   Transfers of other terminations                                                            (10,289)          (11,993)
   Interfund and net transfers to general account                                            (865,020)         (871,898)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (854,657)         (867,763)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                               (1,162,296)         (773,411)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    418,758      $  1,581,054
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     136

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds Mid Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     34,802 shares (cost $378,495)           $    386,996      Dividend income                              $     1,305
                                                               Capital gains distributions                          219
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  1,524
                                                                                                         ---------------
Net assets                                   $    386,996  Expenses:
                                          ----------------
                                                               Administrative expense                               216
                                                               Mortality and expense risk                        15,332
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                 15,548
                                                                                                         ---------------

                                                           Net investment loss                                  (14,024)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    110,674
                                                           Change in net unrealized depreciation on
                                                                investments                                    (111,103)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $    (14,453)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    688,148      $    268,742

Net (decrease) increase in net assets resulting from operations                               (14,453)          126,567
Capital shares transactions
   Net premiums                                                                                 1,291             3,136
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (56,736)           (6,344)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (26,094)          (14,940)
   Interfund and net transfers (to) from general account                                     (205,160)          310,987
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                   (286,699)          292,839
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                      (301,152)          419,406
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    386,996      $    688,148
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     137

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds U.S. Mid Cap Value Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     8,583 shares (cost $107,346)            $    109,267      Dividend income                               $      573
                                                               Capital gains distributions                        1,659
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  2,232
                                                                                                         ---------------
Net assets                                   $    109,267  Expenses:
                                          ----------------
                                                               Administrative expense                                47
                                                               Mortality and expense risk                         4,177
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  4,224
                                                                                                         ---------------

                                                           Net investment loss                                   (1,992)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     72,797
                                                           Change in net unrealized depreciation on
                                                                investments                                     (17,300)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                      $    53,505
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    157,983      $    108,022

Net increase in net assets resulting from operations                                           53,505            59,065

Capital shares transactions
   Net premiums                                                                                 1,404             3,150
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (4,095)           (5,136)
   Interfund and net transfers to general account                                             (99,530)           (7,118)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                              (102,221)           (9,104)
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                       (48,716)           49,961
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    109,267      $    157,983
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     138

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds U.S. Real Estate Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     14,942 shares (cost $192,095)           $    201,715      Dividend income                              $     1,233
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                  1,233
                                                                                                         ---------------
Net assets                                   $    201,715  Expenses:
                                          ----------------
                                                               Administrative expense                               421
                                                               Mortality and expense risk                         4,873
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                  5,294
                                                                                                         ---------------

                                                           Net investment loss                                   (4,061)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     11,111
                                                           Change in net unrealized depreciation on
                                                                investments                                      (2,660)
                                                                                                         ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                      $     4,390
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                          $    222,824       $    16,730

Net increase in net assets resulting from operations                                            4,390            14,134

Capital shares transactions
   Net premiums                                                                                   662                84
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (11,551)                -
   Transfers of death benefits                                                                      -            (8,436)
   Transfers of other terminations                                                             (9,783)           (1,379)
   Interfund and net transfers (to) from general account                                       (4,827)          201,691
                                                                                       ---------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                    (25,499)          191,960
                                                                                       ---------------   ---------------

Total (decrease) increase in net assets                                                       (21,109)          206,094
                                                                                       ---------------   ---------------

Net assets at end of year                                                                $    201,715      $    222,824
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     139

Midland National Life Insurance Company
Separate Account C
Northern Lights Variable Trust Adaptive Allocation Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets:
   Investment in Portfolio,                                Investment income:
     3,359,414 shares (cost $36,023,800)    $  36,214,488      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net assets                                  $  36,214,488  Expenses:
                                          ----------------
                                                               Administrative expense                             8,358
                                                               Mortality and expense risk                       647,690
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                656,048
                                                                                                         ---------------

                                                           Net investment loss                                 (656,048)

                                                           Realized and change in unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                    873,343
                                                           Change in net unrealized depreciation on
                                                                investments                                  (2,807,017)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                    $  (2,589,722)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  24,764,596     $  14,988,870

Net (decrease) increase in net assets resulting from operations                            (2,589,722)        3,133,113

Capital shares transactions
   Net premiums                                                                                49,092             6,645
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                 (2,784,606)          (98,974)
   Transfers of death benefits                                                                (14,872)                -
   Transfers of other terminations                                                           (803,194)         (548,831)
   Interfund and net transfers from general account                                        17,593,194         7,283,773
                                                                                       ---------------   ---------------

     Net increase in net assets from capital share transactions                            14,039,614         6,642,613
                                                                                       ---------------   ---------------

Total increase in net assets                                                               11,449,892         9,775,726
                                                                                       ---------------   ---------------

Net assets at end of year                                                               $  36,214,488     $  24,764,596
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     140

Midland National Life Insurance Company
Separate Account C
Northern Lights Variable Trust Chariot Absolute Return All Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2011                                             Year Ended December 31, 2011
Assets
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                        $        -      Dividend income                               $        -
                                                               Capital gains distributions                            -
                                                                                                         ---------------
Liabilities                                             -
                                          ----------------
                                                                                                                      -
                                                                                                         ---------------
Net Assets                                     $        -    Expenses:
                                          ----------------
                                                               Administrative expense                             2,555
                                                               Mortality and expense risk                       145,768
                                                               Contract maintenance charge                            -
                                                                                                         ---------------

                                                                                                                148,323
                                                                                                         ---------------

                                                           Net investment loss                                 (148,323)

                                                           Realized and change in unrealized losses
                                                            on investments
                                                           Net realized losses on investments                   (21,688)
                                                           Change in net unrealized depreciation on
                                                                investments                                     (32,335)
                                                                                                         ---------------

                                                           Net decrease in net assets resulting from
                                                            operations                                     $   (202,346)
                                                                                                         ---------------

------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2011 and 2010

                                                                                            2011              2010

Net assets at beginning of year                                                         $  11,219,989     $  17,095,601

Net decrease in net assets resulting from operations                                         (202,346)         (305,087)

Capital shares transactions
   Net premiums                                                                                18,271            45,625
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (662,916)         (654,078)
   Transfers of death benefits                                                                (19,838)          (70,182)
   Transfers of other terminations                                                           (106,459)         (325,016)
   Interfund and net transfers to general account                                         (10,246,701)       (4,566,874)
                                                                                       ---------------   ---------------

     Net decrease in net assets from capital share transactions                           (11,017,643)       (5,570,525)
                                                                                       ---------------   ---------------

Total decrease in net assets                                                              (11,219,989)       (5,875,612)
                                                                                       ---------------   ---------------

Net assets at end of year                                                                  $        -     $  11,219,989
                                                                                       ---------------   ---------------

           The accompanying notes are an integral part of these financial statements

                                                     141

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
--------------------------------------------------------------------------------

1.      Organization and Significant Accounting Policies

        Organization
        Midland National Life Separate Account C ("Separate Account"), a unit investment trust pursuant to the provisions of the Investment Company
        Act of 1940 as amended, is a segregated investment account of Midland
        National Life Insurance Company (the "Company") in accordance with the provisions of the Iowa insurance laws. The assets and liabilities of the
        Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account consists of eight insurance products, each with different characteristics and product features which result in varying charges. The Separate Account is used to fund variable annuity contracts of the Company. Sammons
        Securities Corporation, an affiliate, serves as the underwriter of the variable products.

        Investments
        The Separate Account invests in specified portfolios of Fidelity
        Variable Insurance Products Fund I ("VIPF"), Fidelity Variable Insurance
        Products Fund II ("VIPF II"), Fidelity Variable Insurance Products Fund
        III ("VIPF III"), American Century Variable Portfolios, Inc. ("ACVP"),
        MFS Variable Insurance Trust ("MFS"), Lord Abbett Series Fund, Inc.
        ("LAC"), Alger Fund ("FAM"), Calvert Variable Series, Inc. ("CAM"),
        Invesco Variable Insurance Funds ("INV"), J.P. Morgan Series Trust II
        ("JP"), Rydex Variable Trust ("RYDEX"), ProFunds VP ("PF"), Van Eck
        Insurance Portfolio ("VEVIP"), Janus Aspen Series ("JANUS"), PIMCO
        Variable Insurance Trust ("PIMCO"), Goldman Sachs Variable Insurance
        Trust ("Goldman"), Neuberger Berman Advisors Management Trust
        ("Neuberger"), Premier VIT ("Premier"), Credit Suisse Trust ("CS"),
        Dreyfus Variable Investment Fund ("Dreyfus"), Direxion Insurance Trust
        ("Direxion"), Invesco Van Kampen Variable Insurance Funds ("IVKVI"),
        Morgan Stanley Universal Institutional Funds ("MSUIF"), and Northern
        Lights Variable Trust ("NLVT"), (collectively "the Funds"), each diversified open-end management companies registered under the
        Investment Company Act of 1940, as directed by participants.

        All portfolios have been in existence for more than two years.

        Effective June 1, 2007, the Alger American Fund Small Capitalization
        Portfolio was closed to new investors. Policyholders that had existing shares in the fund were allowed to continue to make additional investments into the fund.

        Effective December 1, 2007, the Rydex Dow 2x Strategy Fund, Rydex
        NASDAQ-100 2x Strategy Fund, Rydex S&P 500 2x Strategy Fund, and Rydex
        Inverse Dow 2x Strategy Fund ceased to be available for new investment.
        All policyholders with money invested in these Investment Divisions as of the close of business on November 30, 2007, were able to make additional investments into the portfolio. However, all policyholders who redeemed or transferred completely out of these Investment Divisions after November 30, 2007, were no longer allowed to reinvest in this portfolio.

        Effective January 8, 2008, the Premier OpCap Renaissance Portfolio was
        liquidated. The plan of liquidation and dissolution was approved by the
        Board of Trustees of Premier VIT. All policyowners were given the opportunity to transfer any values in this fund to any other option(s)
        of their choice without incurring a transfer charge.

        Effective May 1, 2009, the CS Global Small Cap Portfolio was renamed the
        CS International Equity Flex II Portfolio and the CS Large Cap Value
        Portfolio was renamed the CS U.S. Equity Flex II Portfolio.

        Effective December 8, 2009, the Van Eck Worldwide Real Estate Fund was
        liquidated. The plan of liquidation and dissolution was approved by the
        Board of Trustees of Van Eck Worldwide Insurance Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective December 23, 2009, the Direxion Evolution VP Managed Bond Fund
        and Direxion Evolution VP All-Cap Equity Fund were liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of
        Direxion Insurance Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective April 16, 2010, the Premier NACM Small Cap Fund was
        liquidated. The plan of liquidation and dissolution was approved by the
        Board of Trustees of Premier VIT. All policy owners were given the opportunity to transfer any values in this fund to any other option(s)
        of their choice without incurring a transfer charge. Transfer or premium payments not redirected by March 11, 2010 were transferred to the
        Fidelity VIPF Money Market Portfolio.

        Effective April 30, 2010, the JANUS Growth and Income Portfolio was
        liquidated. The plan of liquidation and dissolution was approved by the
        Board of Trustees of the Janus Aspen Series. All policy owners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Transfer or premium payments not redirected by March 11, 2010 were transferred to the Fidelity VIPF Money Market Portfolio.

        Effective May 1, 2010, the AIM Variable Insurance Funds were renamed the
        Invesco Variable Insurance Funds, the Alger American Funds were renamed the Alger Funds, and the Van Eck Worldwide Insurance Trust was renamed the Van Eck Variable Insurance Portfolio.

        Effective May 1, 2010, several funds had name changes which included the following. The JP Bond Portfolio was renamed the JP Core Bond Portfolio and the JP Small Company Portfolio was renamed the JP Small Cap Core
        Portfolio. The RYDEX Sector Rotation Fund was also renamed the RYDEX US
        Long Short Momentum Fund and LAC International Portfolio was renamed the
        LAC International Opportunities Portfolio. The VEVIP Worldwide Bond Fund
        was renamed the VEVIP Global Bond Fund, the VEVIP Worldwide Emerging
        Markets Fund was renamed the VEVIP Emerging Markets Fund, and the VEVIP
        Worldwide Hard Assets Fund was renamed the VEVIP Global Hard Assets
        Fund. The CAM Social Equity Portfolio was renamed the CAM Equity
        Portfolio and the CAM Social Mid Cap Growth Portfolio was renamed the
        CAM Mid Cap Growth Portfolio. The NLVT Chariot Absolute Return Currency
        Portfolio was renamed the NLVT Chariot Absolute Return All Opportunities
        Portfolio.

        Effective June 1, 2010, the Van Kampen Universal Institutional Funds
        were renamed the Morgan Stanley Universal Institutional Funds and the
        Van Kampen Life Investment Trust was renamed the Invesco Van Kampen
        Variable Insurance Funds.

        Effective June 1, 2010, the Goldman Growth and Income Fund was renamed the Goldman Large Cap Value Fund.

        Effective March 31, 2011, the MSUIF Mid Cap Growth Portfolio was closed to new investors. Policyholders that had existing shares in the fund were allowed to continue to make additional investments into the fund.

        Effective May 2, 2011, the INV Financial Services Fund was renamed the
        INV Dividend Growth Fund.

        Effective August 31, 2011, the NLVT Chariot Absolute Return All
        Opportunities Portfolio was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of the Northern Lights
        Variable Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective October 21, 2011, the CS International Equity Flex II
        Portfolio and CS U.S. Equity Flex II Portfolio were liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of
        Credit Suisse Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective December 5, 2011, the RYDEX Government Long Bond 1.2x Strategy
        Fund had a reverse share split. All policyowners were given half as many shares at twice the price.

        Investments in shares of the Funds are valued at the net asset values
        (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividends are automatically reinvested in shares of the Funds.

        Current accounting standards define fair value as based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value standards also establish a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

        Level 1 - Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are mutual funds. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates.
        The Company does not hold any Level 2 securities in the Separate
        Account.

        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments. The Company does not hold any Level 3 securities in the Separate Account.

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.
        The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.

        The Company's investments were classified as follows:

                                       Quoted prices    Significant
                                         in active         other        Significant
                                        markets for      observable     unobservable
                                      identical assets     inputs          inputs
                                         (Level 1)       (Level 2)       (Level 3)        Total
Assets
Mutual funds                           $445,318,700         $ -            $ -         $445,318,700

        It is the Company's policy to recognize transfers between levels at the end of the reporting period. There were no transfers between levels for the year ended December 31, 2011.

        The first-in, first-out ("FIFO") method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

        Federal Income Taxes
        The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, the
        Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed.
        Charges for state and local taxes, if any, attributable to the Separate
        Account may also be made.

        Use of Estimates
        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        Subsequent Events
        The Company evaluated subsequent events through April 24, 2012, the date the financial statements were available to be issued. There were no subsequent event transactions that required disclosure in the financial statements.

2.      Expenses

        The Company is compensated for certain expenses as described below. The rates of each applicable charge are described in the Separate Account's prospectus.

        o       A contract administration fee is charged to cover the Company's record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

        o       A mortality and expense risk fee is charged in return for the
                Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

        o       A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.

3.      Purchases and Sales of Investment Securities

        The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2011 and 2010 were as follows:

                                                           2011                               2010
                                            --------------------------------  ---------------------------------
Portfolio                                      Purchases         Sales           Purchases          Sales

Fidelity Variable Insurance Products
 Fund I
   Money Market Portfolio                      $ 76,987,692    $ 80,013,183      $ 56,863,304     $ 54,894,976
   High Income Portfolio                         50,247,839      44,893,853        61,412,223       56,809,201
   Equity-Income Portfolio                        4,138,560       4,825,592         3,451,215        3,579,554
   Growth Portfolio                               3,717,770       5,107,286           537,308        1,995,178
   Overseas Portfolio                             6,726,125       7,432,709         7,408,199        8,221,297
   Mid Cap Portfolio                              2,387,245       5,202,436         7,186,689        6,989,603
Fidelity Variable Insurance Products
 Fund II
   Asset Manager Portfolio                          333,394         466,564           150,924          815,307
   Investment Grade Bond Portfolio               15,298,630      16,477,391        13,532,694       13,814,408
   Index 500 Portfolio                            3,568,119       7,238,124         4,079,747        6,503,697
   Contrafund Portfolio                           2,947,879       5,124,254         2,638,961        5,524,742
   Asset Manager: Growth Portfolio                  112,151         265,857            58,126          437,447
Fidelity Variable Insurance Products
 Fund III
   Balanced Portfolio                               894,800       1,436,987           932,770          732,892
   Growth & Income Portfolio                      1,345,356         593,660           159,843          751,789
   Growth Opportunities Portfolio                   816,588       2,469,626         2,474,734          993,857
   Value Strategies Portfolio                       115,384       2,116,973         6,293,428        5,179,294
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                    278,266         390,358           382,119          384,936
   Capital Appreciation Fund                        833,114       3,102,984         7,676,539        6,924,804
   International Fund                             2,793,435       4,699,137         4,705,685        7,188,456
   Value Fund                                     2,235,626       3,936,731         1,947,730        4,133,201
   Income & Growth Fund                             906,723         563,822           325,064          243,838
   Inflation Protection Fund                     24,188,069      22,851,621         3,699,110        2,665,986
   Large Company Value Fund                       1,375,953         302,764           185,778          103,270
   Mid Cap Value Fund                               537,373         264,696           543,811          544,990
   Ultra Fund                                     3,479,908       4,244,512         1,112,642        4,246,859
MFS Variable Insurance Trust
   Research Series                                   28,700         108,331            25,083          130,337
   Growth Series                                    173,020         483,041           206,190          548,673
   Investors Trust Series                            32,717         151,027            93,052          200,275
   New Discovery Series                           4,954,695       6,893,212         8,769,144        7,748,336
Lord Abbett Series Fund, Inc.
   Growth & Income Portfolio                        415,389       1,625,022         1,348,442        2,381,117
   Mid-Cap Value Portfolio                          984,850       2,574,825           785,933        3,618,044
   International Opportunities Portfolio          2,701,690       4,112,286         3,475,961        5,333,674
Alger Fund
   Large Cap Growth Portfolio                     2,070,693       4,155,147         2,531,380        4,782,527
   Mid Cap Growth Portfolio                       2,785,552       2,708,924         3,424,057        3,958,184
   Capital Appreciation Portfolio                   638,285         960,912         1,992,356        2,920,870
   Small Cap Growth Portfolio                       146,912         434,401            39,021          494,353
Calvert Variable Series, Inc.
   Mid Cap Growth Portfolio                       3,109,365       5,821,382         6,096,377        3,510,225
   Equity Portfolio                               1,617,003       1,348,625           157,401          184,790
Invesco Variable Insurance Funds
   Technology Fund                                1,160,205       1,160,628         1,171,039        1,212,225
   Utilities Fund                                   542,802         526,262           316,485          306,927
   Dividend Growth Fund                             399,775         869,602           507,874          834,948
   Global Health Care Fund                          382,194         913,855           814,720        1,106,118
   Basic Value Fund                                  24,397          84,315           119,273          151,703
   Global Real Estate Fund                          363,525         624,722           805,091          738,017
   International Growth Fund                        471,300         530,794           396,389          551,045
   Mid Cap Core Equity Fund                       1,668,691         996,777           325,507          380,438
J.P. Morgan Series Trust II
   Core Bond Portfolio                           13,712,069      12,137,176         1,648,927        1,998,028
   Small Cap Core Portfolio                         980,802       2,692,070         3,828,040          840,917
Rydex Variable Trust
   Nova Fund                                      1,705,998       1,887,689           661,582          556,475
   NASDAQ-100 Fund                                5,467,994       5,121,342         2,128,727        2,136,181
   U.S. Government Money Market Fund              3,148,818       3,559,385        11,317,127       10,625,721
   Inverse S&P 500 Strategy Fund                  2,773,892       2,992,688         4,826,495        4,403,299
   Inverse NASDAQ-100 Strategy Fund               4,362,520       2,863,724         4,147,420        4,012,048
   Inverse Government Long Bond Strategy Fund       746,862       1,393,588         1,169,953          239,478
   US Long Short Momentum Fund                      125,225         226,223           148,725          295,945
   Government Long Bond 1.2x Strategy            17,431,737      19,011,618        17,162,870       16,661,725
   Dow 2x Strategy Fund                                   -               -                 -                -
   NASDAQ-100 2x Strategy Fund                          303              47             5,724            5,760
   S&P 500 2x Strategy Fund                               -             631                 -              532
   Inverse Dow 2x Strategy Fund                           -              38            11,035           11,094
ProFunds VP
   Access VP High Yield Fund                      5,296,032       5,320,216         5,107,143        5,476,583
   Asia 30                                        7,660,565       8,677,393        18,567,837       20,580,681
   Banks                                          1,479,410       1,762,194         5,122,317        5,046,587
   Basic Materials                                2,810,911       3,960,751         7,479,557        8,189,231
   Bear                                          42,852,030      42,146,854       100,122,808      100,173,772
   Biotechnology                                  1,053,377       1,058,347         2,211,474        2,272,394
   Bull                                          86,461,444      85,849,710       134,292,710      136,823,098
   Consumer Goods                                 1,801,080       2,992,354         4,899,866        3,124,035
   Consumer Services                              1,432,972       2,155,514         2,604,045        1,791,606
   Dow 30                                         1,879,866       1,260,793         1,343,497        1,292,865
   Emerging Markets                               6,823,647       7,231,020        17,074,545       19,523,607
   Europe 30                                      3,120,402       3,230,907         4,092,887        4,343,572
   Falling U.S. Dollar                            1,119,049       1,092,433         2,225,663        2,214,091
   Financials                                       406,464         417,683         3,527,152        3,778,232
   Health Care                                    2,974,094       3,771,227         1,911,211        1,454,395
   Industrials                                    2,509,158       3,060,873         4,259,654        3,837,753
   International                                  1,158,689       1,249,174           541,582          370,621
   Internet                                         892,061       1,412,369         1,103,252          820,627
   Japan                                          1,190,599       1,327,422         3,216,646        2,852,693
   Large-Cap Growth                               4,482,382       5,048,774         1,816,866        1,091,077
   Large-Cap Value                                2,654,216       3,202,033         6,934,928        5,542,797
   Mid-Cap                                        2,725,582       2,624,931         3,849,746        4,272,370
   Mid-Cap Growth                                 6,162,885       7,133,337         4,707,399        3,933,525
   Mid-Cap Value                                    751,021         981,760         3,754,316        3,660,320
   Money Market                                 311,423,513     316,292,524       360,798,952      365,478,819
   Oil & Gas                                      6,593,833       7,829,753        10,453,891        9,776,892
   NASDAQ-100                                    68,642,209      72,206,754        58,445,632       57,790,709
   Pharmaceuticals                                1,245,798       1,117,683         1,319,706        1,220,453
   Precious Metals                               10,850,981      12,000,055        13,139,141       12,188,745
   Real Estate                                    1,830,939       2,501,903         8,180,317        7,921,765
   Rising Rates Opportunity                      18,087,244      20,921,773        21,240,052       18,079,223
   Semiconductor                                    492,603         486,526           389,727        2,126,061
   Short Dow 30                                     476,999         449,471         2,917,334        2,900,894
   Short Emerging Markets                         1,943,446       2,643,686        16,282,728       15,494,099
   Short International                            1,288,419       1,251,966         2,004,340        2,059,450
   Short Mid-Cap                                    861,890         843,182         4,084,204        4,262,840
   Short NASDAQ-100                              52,044,294      51,328,565        63,002,966       63,399,543
   Short Small-Cap                               16,744,985      16,783,250        19,399,104       20,381,212
   Small-Cap                                     13,995,429      12,961,678        23,229,601       23,816,609
   Small-Cap Growth                               2,405,921       3,249,316         5,079,906        4,596,759
   Small-Cap Value                                1,630,231       1,792,761         3,206,440        2,960,513
   Technology                                       627,275         695,181         1,608,208        2,899,480
   Telecommunications                               867,547         864,465         2,046,177        3,557,500
   U.S. Government Plus                          30,072,206      29,821,280        21,909,841       21,554,112
   Ultra Bull                                   115,335,036     116,555,014       186,960,563      190,441,379
   Ultra Mid-Cap                                  9,725,986      10,255,353        14,290,648       14,265,739
   Ultra NASDAQ-100                               5,706,184       5,838,287        17,631,339       20,517,215
   Ultra Short Dow 30                            71,993,891      71,853,863       133,236,754      132,999,825
   Ultra Short NASDAQ-100                         9,245,338      10,277,057        24,855,694       22,420,412
   Ultra Small-Cap                               16,069,941      16,986,353        15,785,956       15,548,793
   Utilities                                      2,612,401       1,977,872         2,079,552        2,052,176
Van Eck Worldwide Insurance Trust
   Global Hard Assets Fund                       13,797,351      14,236,879        11,056,120       10,973,793
   Emerging Markets Fund                          8,759,079       8,855,007         7,166,720       12,657,958
   Global Bond Fund                              17,747,988      16,256,578           863,291          994,453
Janus Aspen Series
   Growth and Income Portfolio                            -               -            15,486          337,096
PIMCO Variable Insurance Trust
   Total Return Portfolio                        32,396,964      29,363,364        48,505,547       50,117,096
   Low Duration Portfolio                        10,947,540      12,561,255        17,851,956       22,702,233
   High Yield Portfolio                          45,895,501      40,169,690        38,996,008       37,408,680
   Real Return Portfolio                         30,422,772      29,739,717        13,434,080       15,673,331
   All Asset Portfolio                            2,278,403       1,640,028         4,631,469        4,185,159
Goldman Sachs Variable Insurance Trust
   Structured Small Cap Equity Fund               6,650,233       8,362,783         9,282,682        8,311,092
   Large Cap Value Fund                           2,619,365       1,656,920            37,862          158,846
   Mid Cap Value Fund                             5,017,784       4,885,541         6,010,443        4,735,253
Neuberger Berman Advisors Management Trust
   Small Cap Growth Portfolio                     3,297,038       4,521,748         3,180,425        1,647,373
   Mid-Cap Growth Portfolio                       1,980,430       3,372,528         4,856,206        3,763,562
   Regency Portfolio                                 29,923         283,879         1,125,402          917,680
Premier VIT
   NACM Small Cap Portfolio                               -               -           142,429        1,083,246
Credit Suisse Trust
   International Equity Flex II Portfolio             9,366          36,114            16,297            5,396
   U.S. Equity Flex II Portfolio                     72,305         178,874            19,794           32,736
Dreyfus Variable Investment Fund
   Appreciation Portfolio                         2,151,269       2,197,705         1,719,183          147,434
   International Value Portfolio                     90,966         100,346            87,674           64,802
   Socially Responsible Growth Fund                       -               -            15,036           15,329
Direxion Insurance Trust
   HY Bond Fund                                   2,419,568       2,413,499         3,500,891        3,410,925
Invesco Van Kampen Variable Insurance Fund
   Growth and Income Portfolio                    1,315,826         894,199           639,324          516,824
Morgan Stanley Universal Institutional Funds
   Emerging Markets Debt Portfolio                  789,271         876,224           340,981          170,611
   Emerging Markets Equity Portfolio              1,273,601       2,202,825         1,660,453        2,553,175
   Mid Cap Growth Portfolio                         573,113         873,836           705,634          426,361
   U.S. Mid Cap Value Portfolio                     338,514         391,398           868,824          881,553
   U.S. Real Estate Portfolio                       192,227         221,787           340,259          149,193
Northern Lights Variable Trust
   Adaptive Allocation Portfolio                 29,789,600      16,406,035         8,806,362        2,428,856
   Chariot Absolute Return All
   Opportunities Portfolio                       11,601,247      22,767,215         5,628,238       11,548,927
                                            ---------------- ---------------  ----------------  ---------------
                                             $1,476,363,698  $1,525,211,043    $1,834,066,993   $ 1,857,756,333
                                            ---------------- ---------------  ----------------  ---------------

4.      Summary of Changes from Unit Transactions

        Transactions in units for the years ended December 31, 2011 and 2010 were as follows:

                                                                   2011                                       2010
                                               ----------------------------------------   ------------------------------------------
                                                                           Net Increase/                             Net Increase/
Portfolio                                        Purchases       Sales     (Decrease)      Purchases       Sales       (Decrease)

Fidelity Variable Insurance Products
 Fund I
   Money Market Portfolio                          7,173,689    7,411,544     (237,855)      5,240,002    5,006,661         233,341
   High Income Portfolio                           2,810,546    2,590,862      219,684       3,676,255    3,530,960         145,295
   Equity-Income Portfolio                           294,589      327,795      (33,206)        307,113      278,152          28,961
   Growth Portfolio                                  309,179      377,394      (68,215)         40,162      119,616         (79,454)
   Overseas Portfolio                                489,676      562,875      (73,199)        552,800      600,051         (47,251)
   Mid Cap Portfolio                                 112,899      235,580     (122,681)        386,127      351,473          34,654
Fidelity Variable Insurance Products
 Fund II
   Asset Manager Portfolio                            21,648       24,898       (3,250)          9,474       48,418         (38,944)
   Investment Grade Bond Portfolio                 1,088,245    1,189,550     (101,305)        988,929      999,117         (10,188)
   Index 500 Portfolio                               235,445      535,246     (299,801)        322,828      535,105        (212,277)
   Contrafund Portfolio                              153,872      238,821      (84,949)        161,905      298,570        (136,665)
   Asset Manager: Growth Portfolio                     6,223       13,370       (7,147)          4,038       35,602         (31,564)
Fidelity Variable Insurance Products
 Fund III
   Balanced Portfolio                                 64,646       98,923      (34,277)         70,232       52,023          18,209
   Growth & Income Portfolio                         117,775       40,951       76,824          16,526       61,499         (44,973)
   Growth Opportunities Portfolio                     66,089      208,035     (141,946)        232,521      102,500         130,021
   Value Strategies Portfolio                          8,923      165,539     (156,616)        576,560      500,452          76,108
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                      17,704       25,253       (7,549)         28,054       26,616           1,438
   Capital Appreciation Fund                          42,143      151,537     (109,394)        477,017      396,753          80,264
   International Fund                                195,234      315,013     (119,779)        365,305      546,260        (180,955)
   Value Fund                                        157,801      280,864     (123,063)        142,619      316,604        (173,985)
   Income & Growth Fund                               85,394       56,690       28,704          34,590       22,401          12,189
   Inflation Protection Fund                       1,914,856    1,843,594       71,262         311,163      223,278          87,885
   Large Company Value Fund                          148,118       33,269      114,849          21,905       11,415          10,490
   Mid Cap Value Fund                                 43,381       23,576       19,805          45,362       45,623            (261)
   Ultra Fund                                        333,196      443,440     (110,244)        138,825      479,790        (340,965)
MFS Variable Insurance Trust
   Research Series                                     2,822        8,595       (5,773)          2,611       10,687          (8,076)
   Growth Series                                      11,906       33,228      (21,322)         18,787       46,122         (27,335)
   Investors Trust Series                              2,505       12,458       (9,953)          8,568       18,060          (9,492)
   New Discovery Series                              288,841      407,841     (119,000)        699,590      626,149          73,441
Lord Abbett Series Fund, Inc.
   Growth & Income Portfolio                          31,903      124,119      (92,216)        121,438      205,883         (84,445)
   Mid-Cap Value Portfolio                            66,447      153,325      (86,878)         63,569      269,329        (205,760)
   International Opportunities Portfolio             153,419      233,444      (80,025)        219,992      344,065        (124,073)
Alger Fund
   Large Cap Growth Portfolio                        203,262      375,034     (171,772)        260,571      517,423        (256,852)
   Mid Cap Growth Portfolio                          234,598      231,363        3,235         323,976      393,374         (69,398)
   Capital Appreciation Portfolio                     44,922       84,897      (39,975)        158,044      277,965        (119,921)
   Small Cap Growth Portfolio                          8,700       30,479      (21,779)          4,638       48,368         (43,730)
Calvert Variable Series, Inc.
   Mid Cap Growth Portfolio                          218,933      435,983     (217,050)        546,942      327,376         219,566
   Equity Portfolio                                  118,104      112,109        5,995          14,801       17,339          (2,538)
Invesco Variable Insurance Funds
   Technology Fund                                    93,185       96,675       (3,490)        115,413      119,354          (3,941)
   Utilities Fund                                     31,138       31,215          (77)         20,196       20,809            (613)
   Dividend Growth Fund                               66,079      145,960      (79,881)         96,030      148,468         (52,438)
   Global Health Care Fund                            31,034       71,870      (40,836)         71,372       95,025         (23,653)
   Basic Value Fund                                    3,693       11,409       (7,716)         16,685       21,087          (4,402)
   Global Real Estate Fund                            41,541       70,171      (28,630)         92,263       86,486           5,777
   International Growth Fund                          45,872       52,117       (6,245)         42,232       59,562         (17,330)
   Mid Cap Core Equity Fund                          160,797       88,921       71,876          33,286       37,806          (4,520)
J.P. Morgan Series Trust II
   Core Bond Portfolio                             1,282,444    1,144,328      138,116         143,470      193,781         (50,311)
   Small Cap Core Portfolio                           71,418      194,418     (123,000)        315,360       74,777         240,583
Rydex Variable Trust
   Nova Fund                                         191,967      214,270      (22,303)         84,416       69,513          14,903
   NASDAQ-100 Fund                                   369,445      367,712        1,733         161,531      158,371           3,160
   U.S. Government Money Market Fund                 318,789      360,580      (41,791)      1,134,613    1,061,833          72,780
   Inverse S&P 500 Strategy Fund                     530,215      587,077      (56,862)        749,205      688,779          60,426
   Inverse NASDAQ-100 Strategy Fund                1,302,080      918,944      383,136       1,026,905    1,032,930          (6,025)
   Inverse Government Long Bond Strategy Fund        139,785      259,837     (120,052)        203,101       38,512         164,589
   US Long Short Momentum Fund                        10,206       16,465       (6,259)         12,795       23,271         (10,476)
   Government Long Bond 1.2x Strategy              1,360,173    1,318,549       41,624       1,559,777    1,544,881          14,896
   Dow 2x Strategy Fund                                    -            -            -               -            -               -
   NASDAQ-100 2x Strategy Fund                             -            -            -             819          819               -
   S&P 500 2x Strategy Fund                                -           69          (69)              1           68             (67)
   Inverse Dow 2x Strategy Fund                            -            1           (1)          1,782        1,782               -
ProFunds VP
   Access VP High Yield Fund                         414,561      426,367      (11,806)        414,975      483,915         (68,940)
   Asia 30                                           648,100      727,535      (79,435)      1,475,682    1,664,829        (189,147)
   Banks                                             514,942      595,476      (80,534)      1,303,107    1,231,821          71,286
   Basic Materials                                   279,179      378,681      (99,502)        740,937      835,212         (94,275)
   Bear                                            6,375,885    6,307,007       68,878      12,568,362   12,639,765         (71,403)
   Biotechnology                                      96,900      100,922       (4,022)        218,924      221,592          (2,668)
   Bull                                            9,974,903    9,921,596       53,307      16,970,388   17,250,917        (280,529)
   Consumer Goods                                    176,400      283,314     (106,914)        473,654      301,135         172,519
   Consumer Services                                 145,425      222,451      (77,026)        290,771      197,237          93,534
   Dow 30                                            198,178      134,901       63,277         146,903      141,813           5,090
   Emerging Markets                                  886,932      945,394      (58,462)      2,287,707    2,597,078        (309,371)
   Europe 30                                         355,103      373,100      (17,997)        534,327      567,041         (32,714)
   Falling U.S. Dollar                               119,188      117,445        1,743         264,817      262,754           2,063
   Financials                                         84,964       88,180       (3,216)        706,731      762,231         (55,500)
   Health Care                                       395,775      481,445      (85,670)        208,674      155,088          53,586
   Industrials                                       308,935      369,109      (60,174)        502,027      454,796          47,231
   International                                     166,794      180,907      (14,113)         83,330       56,536          26,794
   Internet                                           66,734      106,396      (39,662)         94,479       75,193          19,286
   Japan                                             255,995      283,737      (27,742)        580,424      534,327          46,097
   Large-Cap Growth                                  447,486      504,630      (57,144)        208,263      129,877          78,386
   Large-Cap Value                                   343,263      401,017      (57,754)        893,019      716,813         176,206
   Mid-Cap                                           284,209      287,041       (2,832)        443,402      519,560         (76,158)
   Mid-Cap Growth                                    572,160      685,565     (113,405)        511,059      441,772          69,287
   Mid-Cap Value                                      77,928      104,768      (26,840)        458,702      433,686          25,016
   Money Market                                   33,168,274   33,655,269     (486,995)     37,803,232   38,214,951        (411,719)
   Oil & Gas                                         638,431      756,925     (118,494)      1,109,385    1,063,438          45,947
   NASDAQ-100                                      5,964,774    6,299,804     (335,030)      5,808,000    5,790,686          17,314
   Pharmaceuticals                                   120,091      109,882       10,209         136,196      126,315           9,881
   Precious Metals                                   997,334    1,123,758     (126,424)      1,326,265    1,229,871          96,394
   Real Estate                                       213,826      299,889      (86,063)      1,092,766    1,089,201           3,565
   Rising Rates Opportunity                        3,567,260    4,044,574     (477,314)      3,804,507    3,246,511         557,996
   Semiconductor                                      58,165       60,382       (2,217)         50,330      286,258        (235,928)
   Short Dow 30                                       84,832       81,733        3,099         427,770      425,526           2,244
   Short Emerging Markets                            370,705      510,310     (139,605)      2,848,946    2,710,257         138,689
   Short International                               158,865      157,124        1,741         202,673      210,393          (7,720)
   Short Mid-Cap                                     155,170      155,110           60         572,076      640,555         (68,479)
   Short NASDAQ-100                               10,534,214   10,409,426      124,788       9,775,667    9,861,229         (85,562)
   Short Small-Cap                                 3,269,564    3,260,251        9,313       2,784,311    2,960,530        (176,219)
   Small-Cap                                       1,582,437    1,471,162      111,275       2,986,887    3,086,760         (99,873)
   Small-Cap Growth                                  235,257      323,364      (88,107)        589,238      558,497          30,741
   Small-Cap Value                                   179,834      200,434      (20,600)        397,198      370,846          26,352
   Technology                                         57,474       64,112       (6,638)        165,856      309,024        (143,168)
   Telecommunications                                 87,297       88,508       (1,211)        241,697      436,096        (194,399)
   U.S. Government Plus                            2,351,098    2,320,286       30,812       1,719,629    1,691,697          27,932
   Ultra Bull                                     18,931,790   19,300,684     (368,894)     37,479,930   38,052,087        (572,157)
   Ultra Mid-Cap                                   1,282,527    1,357,509      (74,982)      2,365,780    2,337,454          28,326
   Ultra NASDAQ-100                                  572,006      591,161      (19,155)      2,487,952    2,846,590        (358,638)
   Ultra Short Dow 30                             18,283,918   18,293,043       (9,125)     22,542,878   22,494,454          48,424
   Ultra Short NASDAQ-100                          3,035,734    3,358,854     (323,120)      5,516,801    5,090,608         426,193
   Ultra Small-Cap                                 3,233,117    3,391,438     (158,321)      3,500,938    3,396,002         104,936
   Utilities                                         267,309      216,856       50,453         214,933      210,164           4,769
Van Eck Worldwide Insurance Trust
   Global Hard Assets Fund                           484,649      497,949      (13,300)        434,350      406,624          27,726
   Emerging Markets Fund                             292,121      304,931      (12,810)        272,277      471,417        (199,140)
   Global Bond Fund                                1,160,082    1,070,229       89,853          53,000       64,942         (11,942)
   Worldwide Real Estate Fund                              -            -            -               -            -               -
Janus Aspen Series
   Growth and Income Portfolio                             -            -            -           1,062       24,571         (23,509)
PIMCO Variable Insurance Trust
   Total Return Portfolio                          2,274,037    2,096,780      177,257       3,478,982    3,689,396        (210,414)
   Low Duration Portfolio                            920,854    1,049,862     (129,008)      1,495,076    1,901,425        (406,349)
   High Yield Portfolio                            3,263,134    2,924,919      338,215       3,027,733    2,957,201          70,532
   Real Return Portfolio                           2,147,620    2,117,396       30,224       1,033,347    1,213,055        (179,708)
   All Asset Portfolio                               172,813      130,385       42,428         385,502      349,849          35,653
Goldman Sachs Variable Insurance Trust
   Structured Small Cap Equity Fund                  648,790      869,294     (220,504)      1,082,859      999,694          83,165
   Large Cap Value Fund                              260,746      151,930      108,816           3,723       16,062         (12,339)
   Mid Cap Value Fund                                372,422      364,473        7,949         538,724      413,699         125,025
Neuberger Berman Advisors Management Trust
   Small Cap Growth Portfolio                        335,548      499,685     (164,137)        382,792      227,396         155,396
   Mid-Cap Growth Portfolio                          133,792      233,716      (99,924)        396,281      312,286          83,995
   Regency Portfolio                                   2,597       26,504      (23,907)        110,691       91,948          18,743
Premier VIT
   NACM Small Cap Portfolio                                -            -            -          17,345      119,265        (101,920)
   OpCap Renaissance Portfolio                             -            -            -               -            -               -
Credit Suisse Trust
   International Equity Flex II Portfolio              1,310        5,914       (4,604)          2,512          847           1,665
   U.S. Equity Flex II Portfolio                       7,175       19,653      (12,478)          2,238        3,475          (1,237)
Dreyfus Variable Investment Fund
   Appreciation Portfolio                            190,611      207,912      (17,301)        161,657       15,387         146,270
   International Value Portfolio                      12,450       13,619       (1,169)         10,702        7,925           2,777
   Socially Responsible Growth Fund                        -            -            -           1,573        1,573               -
Direxion Insurance Trust
   Managed Bond Fund                                       -            -            -               -            -               -
   All-Cap Equity Fund                                     -            -            -               -            -               -
   HY Bond Fund                                      254,897      255,635         (738)        384,979      372,865          12,114
Invesco Van Kampen Variable Insurance Fund
   Growth and Income Portfolio                       139,374       98,928       40,446          73,530       61,406          12,124
Morgan Stanley Universal Institutional Funds
   Emerging Markets Debt Portfolio                    59,337       67,309       (7,972)         27,105       13,834          13,271
   Emerging Markets Equity Portfolio                 112,507      198,896      (86,389)        148,132      243,122         (94,990)
   Mid Cap Growth Portfolio                           46,464       68,213      (21,749)         68,135       40,029          28,106
   U.S. Mid Cap Value Portfolio                       31,736       36,358       (4,622)         94,757       91,863           2,894
   U.S. Real Estate Portfolio                         18,936       21,593       (2,657)         37,170       16,370          20,800
Northern Lights Variable Trust
   Adaptive Allocation Portfolio                   2,895,974    1,545,441    1,350,533         957,976      228,330         729,646
   Chariot Absolute Return All Opportunities
   Portfo1io                                       1,229,476    2,403,628   (1,174,152)        595,966    1,173,303        (577,337)
                                               -------------- ------------ ------------   ------------- ------------ ---------------
                                                 173,388,188  178,598,066   (5,209,878)    228,087,772  230,109,140      (2,021,368)
                                               -------------- ------------ ------------   ------------- ------------ ---------------

5.      Financial Highlights

        The Company sells a number of variable annuity insurance products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options.

                                             December 31                                    Year Ended December 31
                                   -------------------------------------------  -------------------------------------------------
                                                Unit Fair Value                  Investment   Expense Ratio       Total Return
                                                  Lowest to                        Income       Lowest to          Lowest to
                                       Units       Highest         Net Assets      Ratio*       Highest**          Highest***
                                   ----------   --------------- --------------  ------------- --------------    -----------------
Net assets represented by
   Fidelity Variable Insurance Products
    Fund I
    Money Market Portfolio
        2011                       1,680,867    9.33 to 14.41     $18,551,744      0.12%      0.95% to 1.55%    -2.89% to -0.83%
        2010                       1,918,722    9.58 to 14.60     $21,577,234      0.27%      0.95% to 1.55%    -2.83% to -0.77%
        2009                       1,685,381    9.83 to 14.78     $19,608,907      0.78%      0.95% to 1.55%    -2.30% to -0.23%
        2008                       2,564,184    10.03 to 14.89    $30,455,561      3.31%      0.95% to 1.55%    -0.08% to 2.04%
        2007                       2,043,530    10.01 to 14.66    $23,737,231      5.74%      0.95% to 1.55%     2.34% to 4.21%

    High Income Portfolio
        2011                       1,880,325    12.23 to 19.48    $33,676,891      6.20%      0.95% to 1.55%     0.86% to 2.74%
        2010                       1,660,641    12.13 to 18.89    $29,229,531      8.03%      0.95% to 1.55%    10.54% to 12.60%
        2009                       1,515,346    10.97 to 16.83    $24,085,137      10.39%     0.95% to 1.55%    39.51% to 42.11%
        2008                         794,525    7.85 to 11.86      $8,923,331      6.01%      0.95% to 1.55%    -27.22% to -25.85%
        2007                         453,857    10.77 to 16.03     $6,821,157      6.36%      0.95% to 1.55%    -0.30% to 1.57%

    Equity-Income Portfolio
        2011                         877,664    8.77 to 28.07     $13,262,783      2.20%      0.95% to 1.55%    -2.56% to -0.29%
        2010                         910,870    9.00 to 27.76     $14,115,630      1.67%      0.95% to 1.55%    11.25% to 13.83%
        2009                         881,909    8.09 to 24.45     $12,618,276      2.15%      0.95% to 1.55%    25.73% to 28.66%
        2008                         815,503    6.43 to 19.04      $9,566,380      2.23%      0.95% to 1.55%    -44.84% to -43.55%
        2007                         925,020    11.61 to 33.78    $20,839,681      1.82%      0.95% to 1.55%    -1.94% to 0.34%

    Growth Portfolio
        2011                         299,451    9.14 to 24.80      $6,376,464      0.32%      0.95% to 1.55%    -2.40% to -0.98%
        2010                         367,666    9.37 to 24.80      $8,060,444      0.23%      0.95% to 1.55%    20.93% to 22.69%
        2009                         447,386    7.59 to 20.25      $7,956,046      0.40%      0.95% to 1.55%    24.62% to 26.76%
        2008                         505,288    6.09 to 16.01      $6,988,256      0.66%      0.95% to 1.55%    -48.69% to -47.81%
        2007                         759,562    11.88 to 30.74    $19,372,697      0.76%      0.95% to 1.55%    23.33% to 25.46%

    Overseas Portfolio
        2011                         670,859    8.35 to 17.16      $8,786,232      1.20%      0.95% to 1.55%    -19.98% to -18.12%
        2010                         744,058    10.42 to 20.36    $12,016,775      1.15%      0.95% to 1.55%    9.23% to 11.76%
        2009                         791,309    9.52 to 18.26     $11,518,915      2.00%      0.95% to 1.55%    22.18% to 25.03%
        2008                         711,484    7.77 to 14.63      $8,477,770      2.58%      0.95% to 1.55%    -45.76% to -44.49%
        2007                         721,812    14.31 to 26.41    $15,664,550      3.16%      0.95% to 1.55%    13.29% to 15.94%

    Mid Cap Portfolio
        2011                         331,678    11.45 to 21.53     $6,434,527      0.12%      0.95% to 1.55%    -13.79% to -11.69%
        2010                         454,359    13.20 to 24.63    $10,085,091      0.25%      0.95% to 1.55%    24.34% to 27.36%
        2009                         419,705    10.54 to 19.53     $7,290,350      0.56%      0.95% to 1.55%    35.15% to 38.43%
        2008                         492,030    8.24 to 14.25      $6,206,550      0.37%      0.95% to 1.55%    -41.61% to -40.18%
        2007                         642,489    13.92 to 24.06    $13,552,658      0.78%      0.95% to 1.55%    11.52% to 14.24%

   Fidelity Variable Insurance Products
    Fund II
    Asset Manager Portfolio
        2011                          79,914    11.66 to 22.03     $1,490,922      1.88%      0.95% to 1.55%    -5.02% to -3.73%
        2010                          83,164    12.17 to 22.72     $1,701,867      1.40%      0.95% to 1.55%    11.26% to 12.89%
        2009                         122,618    10.68 to 20.17     $2,168,447      2.32%      0.95% to 1.55%    25.71% to 27.54%
        2008                         122,462    8.70 to 15.84      $1,801,191      2.40%      0.95% to 1.55%    -30.60% to -29.58%
        2007                         159,987    12.14 to 22.54     $3,373,611      6.03%      0.95% to 1.55%    12.43% to 14.08%

    Investment Grade Bond Portfolio
        2011                         464,138    11.59 to 22.47     $8,039,276      3.89%      0.95% to 1.55%     4.19% to 6.03%
        2010                         565,443    11.27 to 21.25     $9,194,859      3.53%      0.95% to 1.55%     4.68% to 6.53%
        2009                         575,631    10.77 to 19.99     $9,061,004      8.44%      0.95% to 1.55%    12.39% to 14.38%
        2008                         515,445    9.58 to 17.52      $7,439,169      4.31%      0.95% to 1.55%    -5.99% to -4.38%
        2007                         525,382    10.28 to 18.37     $8,235,997      3.90%      0.95% to 1.55%     1.35% to 3.10%

    Index 500 Portfolio
        2011                       1,447,387    9.45 to 29.45     $20,589,498      1.69%      0.95% to 1.55%    -1.56% to 0.82%
        2010                       1,747,188    9.40 to 28.83     $24,749,932      1.67%      0.95% to 1.55%    10.68% to 13.65%
        2009                       1,959,465    8.49 to 25.42     $24,814,080      2.28%      0.95% to 1.55%    21.83% to 25.11%
        2008                       2,025,979    6.97 to 20.36     $21,069,140      2.02%      0.95% to 1.55%    -39.39% to -37.76%
        2007                       2,132,365    11.50 to 32.78    $37,472,471      3.45%      0.95% to 1.55%     1.44% to 4.18%

    Contrafund Portfolio
        2011                         753,305    10.51 to 35.20    $17,234,641      0.90%      0.95% to 1.55%    -5.37% to -3.70%
        2010                         838,254    11.11 to 36.10    $20,075,700      1.05%      0.95% to 1.55%    13.81% to 15.82%
        2009                         975,009    9.76 to 31.23     $20,217,408      1.19%      0.95% to 1.55%    31.93% to 34.19%
        2008                       1,216,833    7.94 to 23.34     $18,210,919      0.88%      0.95% to 1.55%    -44.20% to -43.23%
        2007                       1,335,536    14.14 to 41.18    $36,545,523      0.84%      0.95% to 1.55%    14.22% to 16.19%

    Asset Manager: Growth Portfolio
        2011                          49,691    10.59 to 20.76       $940,831      1.55%      0.95% to 1.55%    -8.58% to -7.34%
        2010                          56,838    11.59 to 22.16     $1,174,249      0.97%      0.95% to 1.55%    13.39% to 14.93%
        2009                          88,402    10.16 to 19.32     $1,408,607      1.54%      0.95% to 1.55%    29.79% to 31.16%
        2008                          77,630    7.83 to 14.74      $1,026,358      1.79%      0.95% to 1.55%    -37.25% to -36.55%
        2007                          93,962    12.47 to 23.29     $1,973,554      4.95%      0.95% to 1.55%    16.18% to 17.47%

   Fidelity Variable Insurance Products
    Fund III
    Balanced Portfolio
        2011                         240,961    11.12 to 16.81     $3,439,144      1.47%      0.95% to 1.55%    -6.10% to -4.73%
        2010                         275,238    11.29 to 17.43     $4,173,267      1.58%      0.95% to 1.55%    13.60% to 16.64%
        2009                         257,723    9.94 to 14.97      $3,433,604      1.73%      0.95% to 1.55%    33.43% to 37.02%
        2008                         291,121    7.45 to 10.96      $2,823,637      1.55%      0.95% to 1.55%    -36.49% to -34.77%
        2007                         374,539    11.73 to 16.83     $5,600,880      3.22%      0.95% to 1.55%     4.85% to 7.69%

    Growth & Income Portfolio
        2011                         232,973    9.18 to 16.60      $3,074,009      1.34%      0.95% to 1.55%    -1.97% to 0.40%
        2010                         156,149    9.37 to 16.27      $2,325,706      0.59%      0.95% to 1.55%    12.23% to 13.47%
        2009                         201,122    9.12 to 14.36      $2,616,283      0.97%      0.95% to 1.55%    24.44% to 25.82%
        2008                         229,792    7.32 to 11.45      $2,421,840      1.13%      0.95% to 1.55%    -43.28% to -42.45%
        2007                         269,274    12.86 to 19.92     $4,995,965      1.79%      0.95% to 1.55%    9.19% to 10.79%

    Growth Opportunities Portfolio
        2011                         162,570    9.50 to 13.01      $1,912,227      0.09%      0.95% to 1.55%    -0.74% to 1.01%
        2010                         304,516    9.69 to 13.01      $3,475,300      0.12%      0.95% to 1.55%    20.19% to 22.31%
        2009                         174,495    8.06 to 10.74      $1,675,468      0.45%      0.95% to 1.55%    42.51% to 44.09%
        2008                         175,378     5.87 to 6.71      $1,171,472      0.38%      0.95% to 1.55%    -56.05% to -55.56%
        2007                         200,489    11.09 to 15.13     $3,021,779      0.00%      0.95% to 1.55%    20.40% to 21.74%

    Value Strategies Portfolio
        2011                          71,189    9.79 to 11.56        $790,907      0.36%      0.95% to 1.55%    -11.24% to -9.90%
        2010                         227,805    10.99 to 12.83     $2,786,365      0.34%      0.95% to 1.55%    23.28% to 25.14%
        2009                         151,697    8.87 to 10.25      $1,505,118      0.50%      0.95% to 1.55%    53.43% to 55.67%
        2008                          24,659     5.76 to 6.59        $157,512      0.52%      0.95% to 1.55%    -52.45% to -51.75%
        2007                          27,777    12.07 to 13.65       $370,267      2.22%      0.95% to 1.55%     2.93% to 4.44%

   American Century Variable
    Portfolios, Inc.
    Balanced Fund
        2011                         152,712    11.25 to 17.47     $2,149,355      1.91%      0.95% to 1.55%     1.87% to 4.34%
        2010                         160,261    10.93 to 16.70     $2,186,351      1.87%      0.95% to 1.55%    7.96% to 10.58%
        2009                         158,823    9.98 to 15.17      $1,995,242      4.90%      0.95% to 1.55%    11.68% to 14.39%
        2008                         196,978    8.82 to 13.32      $2,148,308      2.58%      0.95% to 1.55%    -22.97% to -21.09%
        2007                         205,108    11.30 to 16.96     $2,926,118      2.01%      0.95% to 1.55%     1.46% to 3.94%

    Capital Appreciation Fund
        2011                         132,575    14.19 to 22.91     $2,618,337      0.00%      0.95% to 1.55%    -8.99% to -7.39%
        2010                         241,969    15.79 to 24.61     $5,009,357      0.00%      0.95% to 1.55%    27.80% to 30.05%
        2009                         161,705    12.36 to 19.01     $2,759,551      0.79%      0.95% to 1.55%    33.49% to 35.78%
        2008                         182,644    9.74 to 14.07      $2,329,054      0.00%      0.95% to 1.55%    -47.60% to -46.69%
        2007                         382,826    17.83 to 26.51     $8,347,632      0.00%      0.95% to 1.55%    41.97% to 44.42%

    International Fund
        2011                         512,809    7.58 to 14.82      $6,681,840      1.33%      0.85% to 1.55%    -15.04% to -13.02%
        2010                         632,588    9.17 to 17.16      $9,593,411      2.25%      0.85% to 1.55%    9.53% to 12.07%
        2009                         813,543    10.31 to 15.42    $10,987,454      1.84%      0.95% to 1.55%    29.36% to 32.37%
        2008                         978,252    7.94 to 11.73     $10,065,494      0.71%      0.95% to 1.55%    -46.67% to -45.42%
        2007                       1,092,563    14.91 to 21.64    $20,396,600      0.58%      0.95% to 1.55%    14.13% to 16.80%

    Value Fund
        2011                         725,210    9.37 to 21.68     $10,374,251      1.89%      0.95% to 1.55%    -2.36% to -0.09%
        2010                         848,273    9.59 to 21.43     $12,210,338      1.97%      0.95% to 1.55%    9.04% to 11.97%
        2009                       1,022,258    8.76 to 19.16     $13,211,320      5.08%      0.95% to 1.55%    15.49% to 18.59%
        2008                       1,131,427    7.55 to 16.22     $12,574,284      2.48%      0.95% to 1.55%    -29.40% to -27.50%
        2007                       1,318,278    10.66 to 22.46    $20,368,762      1.55%      0.95% to 1.55%    -8.68% to -6.21%

    Income & Growth Fund
        2011                         135,543    8.07 to 13.55      $1,523,306      1.36%      0.85% to 1.55%    -0.52% to 1.89%
        2010                         106,839    8.73 to 13.39      $1,207,242      1.43%      0.85% to 1.55%    10.28% to 12.78%
        2009                          94,650    7.83 to 11.70        $991,592      3.45%      0.85% to 1.55%    13.61% to 16.66%
        2008                         175,561    6.94 to 10.13      $1,510,279      1.83%      0.85% to 1.55%    -37.05% to -35.35%
        2007                         141,418    11.61 to 15.83     $1,998,046      1.81%      0.85% to 1.55%    -2.46% to -1.38%

    Inflation Protection Fund
        2011                         866,640    11.77 to 13.49    $11,267,059      5.24%      0.95% to 1.55%    8.40% to 10.69%
        2010                         795,378    10.86 to 12.19     $9,396,861      1.72%      0.95% to 1.55%     1.94% to 4.11%
        2009                         707,493    10.66 to 11.71     $8,066,463      1.57%      0.85% to 1.55%     6.93% to 9.20%
        2008                         768,157    9.97 to 10.72      $8,064,948      5.30%      0.85% to 1.55%    -4.56% to -2.53%
        2007                         701,810    10.42 to 11.00     $7,601,435      4.70%      0.85% to 1.55%     6.52% to 8.47%

    Large Company Value Fund
        2011                         162,763     7.56 to 9.79      $1,514,112      0.71%      0.85% to 1.55%    -2.42% to -0.10%
        2010                          47,914     7.93 to 9.80        $440,167      1.42%      0.85% to 1.55%     7.20% to 9.75%
        2009                          37,424     7.39 to 8.93        $320,721      3.67%      0.85% to 1.55%    16.13% to 18.78%
        2008                          44,713     6.83 to 7.52        $326,009      2.83%      0.85% to 1.55%    -39.09% to -38.01%
        2007                          67,480    11.42 to 12.13       $799,171      0.53%      0.85% to 1.55%    -3.99% to -2.28%

    Mid Cap Value Fund
        2011                          61,001    11.58 to 13.87       $787,233      1.22%      0.85% to 1.55%    -4.10% to -1.78%
        2010                          41,196    11.92 to 14.12       $546,124      2.19%      0.85% to 1.55%    15.06% to 17.85%
        2009                          41,457    10.62 to 11.98       $474,488      3.27%      0.85% to 1.55%    26.66% to 28.58%
        2008                          39,953     8.78 to 9.32        $360,095      0.07%      0.85% to 1.55%    -26.34% to -25.23%
        2007                          30,139    11.39 to 12.46       $367,775      0.63%      0.85% to 1.55%    -4.56% to -3.35%

    Ultra Fund
        2011                          39,424    8.62 to 10.19        $368,838      0.00%      0.85% to 1.55%    -2.79% to -0.09%
        2010                         149,668    9.02 to 10.20      $1,402,342      0.02%      0.85% to 1.55%    11.62% to 14.73%
        2009                         490,633     8.10 to 8.89      $4,260,026      0.01%      0.85% to 1.55%    30.16% to 33.25%
        2008                          34,787     6.26 to 6.67        $223,797      0.00%      0.85% to 1.55%    -43.21% to -42.20%
        2007                          55,104    11.01 to 11.55       $619,200      0.00%      0.85% to 1.55%    17.61% to 19.69%

   MFS Variable Insurance Trust
    Research Series
        2011                          46,831    11.71 to 13.09       $602,812      0.85%      0.95% to 1.40%    -2.70% to -1.63%
        2010                          52,604    12.03 to 13.27       $690,199      0.90%      0.95% to 1.40%    13.30% to 14.55%
        2009                          61,313    10.62 to 11.59       $704,512      1.32%      0.95% to 1.40%    27.56% to 28.97%
        2008                          74,583     7.82 to 8.99        $664,908      0.57%      0.95% to 1.40%    -37.56% to -36.86%
        2007                          97,472    12.51 to 14.23     $1,377,476      0.65%      0.95% to 1.40%    10.63% to 11.86%

    Growth Series
        2011                          95,481    11.45 to 16.42     $1,287,890      0.16%      0.95% to 1.40%    -3.20% to -1.50%
        2010                         116,803    11.83 to 16.83     $1,606,866      0.10%      0.95% to 1.40%    11.96% to 13.94%
        2009                         144,138    10.56 to 14.92     $1,736,135      0.26%      0.95% to 1.40%    34.54% to 36.03%
        2008                         156,622    7.93 to 11.08      $1,394,097      0.21%      0.95% to 1.40%    -38.82% to -38.14%
        2007                         206,672    12.96 to 14.61     $2,983,687      0.00%      0.95% to 1.40%    18.41% to 19.73%

    Investors Trust Series
        2011                          25,047    11.22 to 12.09       $286,314      0.93%      0.95% to 1.40%    -4.06% to -3.34%
        2010                          35,000    11.34 to 12.51       $417,969      1.10%      0.95% to 1.40%     8.63% to 9.83%
        2009                          44,492    10.44 to 11.39       $484,098      1.42%      0.95% to 1.40%    23.99% to 25.36%
        2008                          58,367     8.15 to 9.08        $507,003      0.86%      0.95% to 1.40%    -34.61% to -33.89%
        2007                          66,818    12.87 to 13.74       $877,160      0.82%      0.95% to 1.40%     7.79% to 8.99%

    New Discovery Series
        2011                         125,840    11.41 to 25.29     $2,477,406      0.00%      0.95% to 1.40%    -12.66% to -11.34%
        2010                         244,840    13.06 to 28.23     $4,715,606      0.00%      0.95% to 1.40%    32.65% to 34.66%
        2009                         171,399    9.84 to 21.00      $2,730,531      0.00%      0.95% to 1.40%    59.06% to 61.38%
        2008                         385,164    6.19 to 13.05      $3,124,597      0.00%      0.95% to 1.40%    -40.96% to -40.09%
        2007                         149,180    10.48 to 21.82     $2,897,525      0.00%      0.95% to 1.40%    -0.19% to 1.28%

   Lord Abbett Series Fund, Inc.
    Growth & Income Portfolio
        2011                         176,809    9.08 to 15.54      $2,323,787      0.60%      0.95% to 1.40%    -8.07% to -6.97%
        2010                         269,025    9.86 to 16.42      $3,717,230      0.48%      0.95% to 1.40%    14.63% to 16.30%
        2009                         353,470    8.57 to 14.19      $4,188,450      0.88%      0.95% to 1.40%    16.08% to 17.77%
        2008                         442,890    7.35 to 12.10      $4,443,941      1.39%      0.95% to 1.40%    -37.94% to -37.02%
        2007                         530,985    11.79 to 19.30     $8,648,953      1.30%      0.95% to 1.40%     0.97% to 2.45%

    Mid-Cap Value Portfolio
        2011                         356,732    8.82 to 22.91      $5,819,068      0.19%      0.95% to 1.40%    -7.03% to -4.92%
        2010                         443,610    9.48 to 23.81      $7,642,550      0.33%      0.95% to 1.40%    21.48% to 24.25%
        2009                         649,370    7.79 to 19.25      $8,803,053      0.43%      0.95% to 1.40%    22.56% to 25.42%
        2008                         843,603    6.34 to 15.42      $9,213,430      1.18%      0.95% to 1.40%    -41.30% to -39.93%
        2007                       1,028,146    10.78 to 25.79    $18,972,002      0.44%      0.95% to 1.40%    -2.65% to -0.38%

    International Opportunities Portfolio
        2011                         729,416    9.21 to 18.41     $10,954,539      0.95%      0.95% to 1.40%    -18.49% to -16.51%
        2010                         809,441    11.27 to 22.21    $14,585,327      0.73%      0.95% to 1.40%    17.35% to 20.08%
        2009                         933,514    9.59 to 18.63     $14,038,945      1.55%      0.95% to 1.40%    43.14% to 46.47%
        2008                         956,822    6.68 to 12.81      $9,797,112      0.64%      0.95% to 1.40%    -53.09% to -51.99%
        2007                         868,676    14.22 to 26.86    $18,245,167      1.07%      0.95% to 1.40%     1.42% to 3.74%

   Alger Fund
    Large Cap Growth Portfolio
        2011                         838,863    7.58 to 14.84      $8,850,097      1.07%      0.95% to 1.40%    -3.53% to -1.29%
        2010                       1,010,635    7.56 to 15.14     $11,007,716      0.73%      0.95% to 1.40%    9.76% to 12.32%
        2009                       1,267,487    6.76 to 13.57     $12,048,320      0.62%      0.95% to 1.40%    42.86% to 46.18%
        2008                       1,243,245     4.65 to 9.35      $8,174,886      0.23%      0.95% to 1.40%    -47.89% to -46.67%
        2007                       1,377,460    8.75 to 17.38     $16,684,566      0.35%      0.95% to 1.40%    16.09% to 18.81%

    Mid Cap Growth Portfolio
        2011                         631,802    8.52 to 14.65      $6,773,234      0.38%      0.95% to 1.40%    -11.20% to -9.14%
        2010                         628,567    9.57 to 16.29      $7,449,633      0.00%      0.95% to 1.40%    15.57% to 18.25%
        2009                         697,907    8.27 to 13.91      $6,861,016      0.00%      0.95% to 1.40%    46.85% to 50.27%
        2008                         649,603     5.62 to 9.35      $4,259,638      0.16%      0.95% to 1.40%    -59.70% to -58.75%
        2007                         743,382    13.76 to 23.26    $11,743,356      4.66%      0.95% to 1.40%    27.33% to 30.31%

    Capital Appreciation Portfolio
        2011                         319,013    9.09 to 19.42      $3,504,103      0.11%      0.95% to 1.40%    -2.95% to -1.24%
        2010                         358,988    9.10 to 19.86      $3,841,059      0.40%      0.95% to 1.40%    10.99% to 12.95%
        2009                         478,909    8.09 to 17.76      $4,441,117      0.00%      0.95% to 1.40%    47.52% to 49.68%
        2008                         607,361    5.43 to 12.21      $4,155,821      0.00%      0.95% to 1.40%    -46.44% to -45.66%
        2007                         674,353    10.04 to 22.28     $8,498,018      0.00%      0.95% to 1.40%    30.35% to 32.27%

    Small Cap Growth Portfolio
        2011                         136,838    9.18 to 17.79      $1,482,858      0.00%      0.85% to 1.45%    -6.23% to -4.10%
        2010                         158,617    9.54 to 18.55      $1,815,718      0.00%      0.85% to 1.45%    21.35% to 24.11%
        2009                         202,347    7.72 to 14.94      $1,868,807      0.00%      0.85% to 1.45%    41.07% to 44.13%
        2008                         229,751    5.38 to 12.75      $1,499,453      0.00%      0.85% to 1.45%    -48.01% to -47.11%
        2007                         340,860    10.22 to 24.74     $4,424,080      0.00%      0.85% to 1.45%    14.16% to 16.13%

   Calvert Variable Series, Inc.
    Mid Cap Growth Portfolio
        2011                          54,924    11.44 to 15.62       $723,996      0.00%      0.95% to 1.40%    -0.09% to 1.36%
        2010                         271,974    11.42 to 15.57     $3,463,160      0.00%      0.95% to 1.40%    28.36% to 30.23%
        2009                          52,408    8.86 to 10.33        $509,286      0.00%      0.95% to 1.40%    28.89% to 30.77%
        2008                          52,609     6.85 to 7.90        $394,188      0.00%      0.95% to 1.40%    -38.69% to -37.79%
        2007                          58,720    11.13 to 12.70       $713,931      0.00%      0.95% to 1.40%     7.54% to 9.12%

    Equity Portfolio
        2011                          59,193    11.31 to 13.01       $727,798      0.00%      0.95% to 1.40%    -3.68% to -2.27%
        2010                          53,198    11.74 to 13.32       $672,384      0.06%      0.95% to 1.40%    14.49% to 16.16%
        2009                          55,736    10.02 to 11.46       $602,724      0.36%      0.95% to 1.40%    31.08% to 32.99%
        2008                          45,593     7.61 to 8.62        $372,791      0.00%      0.95% to 1.40%    -37.32% to -36.40%
        2007                          46,530    12.09 to 13.55       $600,055      0.00%      0.95% to 1.40%     7.37% to 8.94%

   Invesco Variable Insurance Funds
    Technology Fund
        2011                          83,409    9.60 to 15.05        $908,911      0.22%      0.95% to 1.40%    -7.58% to -5.95%
        2010                          86,899    10.46 to 16.57     $1,013,253      0.00%      0.95% to 1.40%    18.08% to 20.16%
        2009                          90,840    8.83 to 13.88        $882,841      0.00%      0.95% to 1.40%    53.67% to 55.91%
        2008                          73,416     5.75 to 6.55        $455,864      0.00%      0.95% to 1.40%    -45.83% to -45.03%
        2007                          85,547    10.61 to 11.97       $961,984      0.00%      0.95% to 1.40%     5.14% to 6.68%

    Utilities Fund
        2011                          79,444    14.39 to 21.30     $1,442,706      3.32%      0.95% to 1.40%    12.62% to 15.35%
        2010                          79,521    12.61 to 18.65     $1,267,500      3.56%      0.95% to 1.40%     2.80% to 5.30%
        2009                          80,134    12.10 to 17.89     $1,224,229      3.90%      0.95% to 1.40%    11.14% to 13.84%
        2008                         116,301    10.74 to 15.87     $1,565,196      1.48%      0.95% to 1.40%    -34.59% to -33.00%
        2007                         303,759    16.20 to 24.30     $6,135,773      2.07%      0.95% to 1.40%    17.65% to 19.50%

    Dividend Growth Fund
        2011                         120,897     4.68 to 5.94        $691,602      0.18%      0.95% to 1.40%    -5.31% to -3.02%
        2010                         200,778     4.94 to 6.33      $1,180,439      0.10%      0.95% to 1.40%     6.68% to 9.27%
        2009                         253,216     4.59 to 5.98      $1,374,884      2.08%      0.95% to 1.40%    23.23% to 26.22%
        2008                         583,292     3.68 to 4.77      $2,526,025      6.64%      0.95% to 1.40%    -60.79% to -59.83%
        2007                          95,694    9.25 to 11.78      $1,001,234      2.04%      0.95% to 1.40%    -24.34% to -22.96%

    Global Health Care Fund
        2011                          73,296    10.92 to 13.63       $893,103      0.00%      0.95% to 1.40%     1.49% to 2.97%
        2010                         114,132    10.76 to 13.37     $1,354,409      0.00%      0.95% to 1.40%     2.80% to 4.30%
        2009                         137,785    10.47 to 13.23     $1,581,165      0.40%      0.95% to 1.40%    24.65% to 26.47%
        2008                          98,289     8.40 to 9.33        $891,597      0.00%      0.95% to 1.40%    -30.32% to -29.30%
        2007                         124,466    12.05 to 13.25     $1,609,472      0.00%      0.95% to 1.40%    9.19% to 10.79%

    Basic Value Fund
        2011                          11,965     6.60 to 7.09         $81,720      0.49%      0.85% to 1.45%    -6.57% to -5.40%
        2010                          19,681     7.07 to 7.60        $143,020      0.31%      0.85% to 1.45%     3.53% to 5.04%
        2009                          24,083     6.77 to 7.25        $169,843      2.07%      0.85% to 1.45%    42.51% to 44.89%
        2008                           1,740     4.75 to 4.97          $8,510      0.05%      0.85% to 1.45%    -53.62% to -52.84%
        2007                          24,577    10.25 to 10.53       $258,682      0.69%      0.85% to 1.45%          n/a

    Global Real Estate Fund
        2011                          31,790     7.96 to 8.90        $262,657      2.85%      0.85% to 1.45%    -9.80% to -8.02%
        2010                          60,420     8.81 to 9.67        $547,641      4.62%      0.85% to 1.45%    13.38% to 15.44%
        2009                          54,643     7.74 to 8.32        $433,573      0.00%      0.85% to 1.45%    26.97% to 29.08%
        2008                          11,958     6.17 to 6.45         $75,360      3.43%      0.85% to 1.45%    -46.42% to -45.58%
        2007                          27,052    11.54 to 11.89       $317,227      12.65%     0.85% to 1.45%          n/a

    International Growth Fund
        2011                          25,891     8.69 to 9.90        $242,008      1.50%      0.85% to 1.45%    -10.37% to -8.28%
        2010                          32,136    9.69 to 10.79        $328,439      1.28%      0.85% to 1.45%    8.52% to 10.88%
        2009                          49,466     8.93 to 9.67        $460,795      0.92%      0.85% to 1.45%    30.53% to 32.84%
        2008                          19,626     6.94 to 7.28        $139,997      0.25%      0.85% to 1.45%    -42.31% to -41.46%
        2007                          48,217    12.09 to 12.43       $594,141      0.67%      0.85% to 1.45%    12.00% to 12.68%

    Mid Cap Core Equity Fund
        2011                          85,424    9.28 to 10.46        $822,620      0.03%      0.85% to 1.45%    -9.53% to -7.80%
        2010                          13,548    10.38 to 11.34       $145,614      0.19%      0.85% to 1.45%    10.20% to 12.20%
        2009                          18,068    9.46 to 10.11        $175,170      1.03%      0.85% to 1.45%    25.77% to 27.41%
        2008                          13,994     7.51 to 7.84        $107,545      1.08%      0.85% to 1.45%    -30.41% to -30.06%
        2007                          21,260    10.93 to 11.20       $235,811      0.10%      0.85% to 1.45%          n/a

   J.P. Morgan Series Trust II
    Core Bond Portfolio
        2011                         640,743    9.04 to 11.81      $6,974,366      4.73%      0.95% to 1.40%     4.24% to 6.44%
        2010                         502,627    8.67 to 11.09      $5,229,931      4.12%      0.95% to 1.40%     5.96% to 8.20%
        2009                         552,938    8.18 to 10.25      $5,314,582      6.36%      0.95% to 1.40%     1.70% to 3.86%
        2008                         612,246     8.04 to 9.87      $5,700,481      8.89%      0.95% to 1.40%    -18.49% to -16.75%
        2007                         598,326    9.87 to 11.86      $6,732,587      7.16%      0.95% to 1.40%    -1.14% to 0.36%

    Small Cap Core Portfolio
        2011                         195,758    9.21 to 16.32      $2,529,380      0.11%      0.95% to 1.40%    -7.81% to -5.67%
        2010                         318,758    9.95 to 17.47      $4,338,674      0.00%      0.95% to 1.40%    23.10% to 25.96%
        2009                          78,175    8.13 to 14.01        $843,217      0.69%      0.95% to 1.40%    18.66% to 21.42%
        2008                          70,506    6.84 to 11.65        $643,237      0.21%      0.95% to 1.40%    -34.17% to -32.63%
        2007                          91,537    10.39 to 17.47     $1,210,599      0.01%      0.95% to 1.40%    -8.70% to -6.57%

   Rydex Variable Trust
    Nova Fund
        2011                          19,071     8.13 to 9.35        $167,330      0.04%      0.95% to 1.40%    -3.51% to -2.10%
        2010                          41,374     8.42 to 9.55        $380,071      0.30%      0.95% to 1.40%    17.12% to 18.83%
        2009                          26,471     7.19 to 8.04        $204,652      0.58%      0.95% to 1.40%    32.23% to 34.16%
        2008                          62,581     5.32 to 5.99        $365,183      0.24%      0.95% to 1.40%    -55.56% to -54.91%
        2007                         135,619    11.92 to 17.59     $1,777,904      2.04%      0.95% to 1.40%    -1.29% to 0.16%

    NASDAQ-100 Fund
        2011                          26,207    11.63 to 17.23       $379,509      0.00%      0.95% to 1.40%    -0.25% to 1.20%
        2010                          24,474    12.93 to 17.19       $352,827      0.00%      0.95% to 1.40%    15.68% to 17.37%
        2009                          21,314    11.06 to 14.79       $262,149      0.00%      0.95% to 1.40%    48.40% to 50.56%
        2008                          22,053     7.12 to 9.92        $176,810      0.17%      0.95% to 1.40%    -43.30% to -42.46%
        2007                          15,565    12.65 to 14.55       $217,537      0.09%      0.95% to 1.40%    15.01% to 16.70%

    U.S. Government Money Market Fund
        2011                         110,741    8.83 to 10.21      $1,072,590      0.00%      0.95% to 1.45%    -3.14% to -0.94%
        2010                         152,532    8.74 to 10.31      $1,483,157      0.01%      0.95% to 1.45%    -3.38% to -0.94%
        2009                          79,752    8.89 to 10.41        $791,751      0.02%      0.85% to 1.45%    -3.34% to -0.89%
        2008                         230,093     9.16 to 10.5      $2,296,079      0.82%      0.85% to 1.45%    -2.30% to 0.18%
        2007                         145,770    9.33 to 10.48      $1,483,977      8.83%      0.85% to 1.45%     0.76% to 2.85%

    Inverse S&P 500 Strategy Fund
        2011                         147,574     4.11 to 6.25        $728,375      0.00%      0.95% to 1.40%    -11.46% to -9.90%
        2010                         204,436     4.61 to 6.89      $1,128,682      0.00%      0.95% to 1.40%    -19.17% to -17.74%
        2009                         144,010     5.66 to 8.46        $973,618      0.00%      0.95% to 1.40%    -29.02% to -28.23%
        2008                         153,349    7.85 to 11.91      $1,441,637      0.73%      0.95% to 1.40%    36.21% to 37.93%
        2007                         182,056     5.76 to 8.73      $1,246,814      4.93%      0.95% to 1.40%    -1.38% to -0.13%

    Inverse NASDAQ-100 Strategy Fund
        2011                         456,501     2.60 to 4.92      $1,399,209      0.00%      0.95% to 1.40%    -11.90% to -10.92%
        2010                          73,365     2.95 to 5.55        $256,003      0.00%      0.95% to 1.40%    -22.83% to -22.01%
        2009                          79,390     3.82 to 6.72        $350,956      0.03%      0.95% to 1.40%    -41.27% to -40.65%
        2008                         353,019    6.40 to 12.09      $2,605,403      0.56%      0.95% to 1.40%    44.80% to 46.62%
        2007                         238,017     4.42 to 7.89      $1,214,853      3.21%      0.95% to 1.40%    -13.22% to -12.13%

    Inverse Government Long Bond Strategy Fund
        2011                          74,580     3.82 to 4.15        $303,067      0.00%      0.95% to 1.40%    -31.85% to -31.09%
        2010                         194,632     5.47 to 6.46      $1,133,085      0.00%      0.95% to 1.40%    -14.58% to -13.63%
        2009                          30,043     6.56 to 7.53        $206,205      0.00%      0.95% to 1.40%    16.99% to 18.28%
        2008                          11,145     5.60 to 6.43         $66,006      0.19%      0.95% to 1.40%    -31.63% to -30.87%
        2007                          76,040     8.15 to 9.40        $644,345      5.18%      0.95% to 1.40%    -6.46% to -5.42%

    US Long Short Momentum Fund
        2011                          25,202    10.55 to 12.93       $300,170      0.00%      0.95% to 1.40%    -8.45% to -7.44%
        2010                          31,461    11.52 to 13.97       $416,928      0.00%      0.95% to 1.40%    8.95% to 10.16%
        2009                          41,937    10.57 to 12.68       $508,417      0.03%      0.95% to 1.40%    24.71% to 26.09%
        2008                         229,673    8.47 to 10.06      $2,252,357      0.00%      0.95% to 1.40%    -42.03% to -41.30%
        2007                         136,715    14.59 to 17.13     $2,303,664      0.00%      0.95% to 1.40%    20.06% to 21.58%

    Government Long Bond 1.2x Strategy
        2011                          64,304    13.51 to 16.54     $1,013,649      7.71%      0.95% to 1.40%    38.10% to 40.18%
        2010                          22,680    10.78 to 11.80       $260,269      49.59%     0.95% to 1.40%     7.96% to 9.10%
        2009                           7,784    10.11 to 10.81        $80,187      0.74%      0.95% to 1.40%    -32.90% to-32.19%
        2008                          91,737    15.05 to 15.94     $1,432,811      2.68%      0.95% to 1.40%    41.98% to 43.49%
        2007                          15,471    10.61 to 11.11       $166,732      7.61%      0.95% to 1.40%     7.59% to 8.73%

    Dow 2x Strategy Fund
        2011                               -          -                    $0      0.00%      0.85% to 1.45%          n/a
        2010                               -          -                    $0      0.00%      0.85% to 1.45%          n/a
        2009                               -          -                    $0      0.00%      0.85% to 1.45%          n/a
        2008                               -          -                    $0      0.00%      0.85% to 1.45%          n/a
        2007                           7,487    12.13 to 12.45        $92,271      0.00%      0.85% to 1.45%     6.11% to 6.44%

    NASDAQ-100 2x Strategy Fund
        2011                             204     9.42 to 9.42          $1,918      0.00%      0.85% to 1.45%    -2.78% to -2.78%
        2010                             204     9.69 to 9.69          $1,975      0.00%      0.85% to 1.45%    33.99% to 33.99%
        2009                             204     7.23 to 7.23          $1,477      0.00%      0.85% to 1.45%          n/a
        2008                             206     3.38 to 3.38            $694      0.00%      0.85% to 1.45%        -73.23%
        2007                           4,920    12.56 to 12.83        $62,621      0.00%      0.85% to 1.45%    24.95% to 26.16%

    S&P 500 2x Strategy Fund
        2011                           1,200     5.65 to 5.65          $6,783      0.00%      0.85% to 1.45%    -6.27% to -6.27%
        2010                           1,269     6.03 to 6.03          $7,651      0.00%      0.85% to 1.45%    22.43% to 22.43%
        2009                           1,336     4.93 to 4.93          $6,580      0.00%      0.85% to 1.45%        -42.73%
        2008                           1,336     3.45 to 3.45          $4,611      0.00%      0.85% to 1.45%        -68.77%
        2007                           7,343    10.98 to 11.26        $81,498      0.00%      0.85% to 1.45%    -2.31% to -0.88%

    Inverse Dow 2x Strategy Fund
        2011                             443     3.15 to 3.15          $1,398      0.00%      0.85% to 1.45%    -28.62% to -28.62%
        2010                             444     4.42 to 4.42          $1,959      0.00%      0.85% to 1.45%    -31.78% to -31.78%
        2009                             444     6.47 to 6.47          $2,877      0.00%      0.85% to 1.45%          n/a
        2008                             447    11.91 to 11.91         $5,287      0.00%      0.85% to 1.45%          n/a
        2007                         200,044     7.49 to 7.67      $1,499,992      0.00%      0.85% to 1.45%    -11.67% to -10.40%

   ProFunds VP
    Access VP High Yield Fund
        2011                         131,864    11.64 to 13.26     $1,654,648      1.02%      0.85% to 1.45%    -0.98% to 1.32%
        2010                         143,670    11.76 to 13.09     $1,797,968      15.82%     0.85% to 1.45%    12.99% to 14.76%
        2009                         212,610    10.68 to 11.45     $2,338,651      6.18%      0.85% to 1.45%    13.52% to 14.03%
        2008                         170,541     9.46 to 9.76      $1,626,885      10.27%     0.85% to 1.45%    -7.56% to -7.01%
        2007                         132,117    10.23 to 10.36     $1,359,264      8.34%      0.85% to 1.45%         2.32%

    Asia 30
        2011                          51,003     9.00 to 9.88        $482,019      0.02%      0.85% to 1.45%    -29.15% to -28.12%
        2010                         130,438    12.52 to 13.91     $1,755,102      0.05%      0.85% to 1.45%    10.16% to 12.44%
        2009                         319,585    11.33 to 12.37     $3,857,475      0.78%      0.85% to 1.45%    49.42% to 52.21%
        2008                         343,564     7.74 to 8.13      $2,732,456      0.86%      0.85% to 1.45%    -52.36% to -51.46%
        2007                         150,329    16.24 to 16.74     $2,480,188      0.10%      0.85% to 1.45%    43.14% to 45.83%

    Banks
        2011                           6,097     2.68 to 2.87         $16,505      0.00%      0.85% to 1.45%    -28.92% to -28.02%
        2010                          86,631     3.76 to 4.08        $340,287      0.46%      0.85% to 1.45%     5.14% to 6.67%
        2009                          15,345     3.58 to 3.78         $56,946      7.38%      0.85% to 1.45%    -7.08% to -6.19%
        2008                          15,668     3.83 to 4.02         $61,364      25.00%     0.85% to 1.45%    -48.21% to -48.21%
        2007                             874         7.55              $6,601      5.26%      0.85% to 1.45%        -33.71%

    Basic Materials
        2011                          16,784    9.32 to 10.29        $163,287      0.18%      0.85% to 1.45%    -18.79% to -17.44%
        2010                         116,286    11.28 to 12.61     $1,404,831      0.54%      0.85% to 1.45%    24.99% to 28.02%
        2009                         210,561     9.02 to 9.85      $1,992,679      0.42%      0.85% to 1.45%    56.47% to 59.88%
        2008                          83,270     5.77 to 6.11        $493,004      0.89%      0.85% to 1.45%    -52.91% to -52.17%
        2007                          43,055    12.44 to 12.80       $539,535      0.12%      0.85% to 1.45%    28.17% to 28.69%

    Bear
        2011                         124,106     5.83 to 6.74        $787,691      0.00%      0.85% to 1.45%    -11.57% to -10.06%
        2010                          55,228     6.84 to 7.49        $395,869      0.00%      0.85% to 1.45%    -20.43% to -18.86%
        2009                         126,631     8.41 to 9.24      $1,124,150      0.47%      0.85% to 1.45%    -30.49% to -28.98%
        2008                         123,355    12.17 to 12.88     $1,548,508      0.40%      0.85% to 1.45%    35.85% to 37.28%
        2007                           6,311     9.14 to 9.30         $58,119      4.20%      0.85% to 1.45%          n/a

    Biotechnology
        2011                           9,240    9.96 to 10.88         $96,619      0.00%      0.85% to 1.45%     3.21% to 4.61%
        2010                          13,262    9.76 to 10.40        $134,319      0.00%      0.85% to 1.45%     2.46% to 3.18%
        2009                          15,930    9.56 to 10.19        $156,845      0.00%      0.85% to 1.45%     0.65% to 2.02%
        2008                           8,918    9.54 to 10.02         $86,875      0.00%      0.85% to 1.45%    -0.88% to 0.42%
        2007                           3,534     9.76 to 9.98         $34,638      0.00%      0.85% to 1.45%    -3.80% to -3.65%

    Bull
        2011                         292,726     8.05 to 9.15      $2,548,212      0.00%      0.85% to 1.45%    -3.48% to -1.29%
        2010                         239,419     8.28 to 9.27      $2,128,414      0.15%      0.85% to 1.45%    8.60% to 11.01%
        2009                         519,948     7.65 to 8.31      $4,146,270      0.15%      0.85% to 1.45%    20.37% to 21.88%
        2008                          20,170     6.45 to 6.67        $132,884      0.00%      0.85% to 1.45%    -39.21% to -39.12%
        2007                          18,861    10.80 to 10.86       $204,524      0.14%      0.85% to 1.45%     0.83% to 0.98%

    Consumer Goods
        2011                          72,391    11.00 to 12.32       $826,481      1.08%      0.85% to 1.45%     3.38% to 5.46%
        2010                         179,305    10.54 to 11.68     $1,982,574      0.46%      0.85% to 1.45%    13.90% to 15.56%
        2009                           6,786    9.52 to 10.04         $65,359      1.38%      0.85% to 1.45%          n/a
        2008                             446     8.04 to 8.22          $3,617      30.37%     0.85% to 1.45%          n/a
        2007                             706    11.44 to 11.51         $8,087      0.59%      0.85% to 1.45%          n/a

    Consumer Services
        2011                          34,452    9.42 to 10.64        $342,150      0.00%      0.85% to 1.45%     1.83% to 4.04%
        2010                         111,478    9.18 to 10.27      $1,091,045      0.00%      0.85% to 1.45%    16.98% to 19.52%
        2009                          17,944     7.85 to 8.50        $145,921      0.00%      0.85% to 1.45%    27.51% to 27.51%
        2008                             340     6.40 to 6.42          $2,185      0.00%      0.85% to 1.45%    -33.22% to -33.12%
        2007                             317     9.58 to 9.60          $3,046      0.00%      0.85% to 1.45%    -10.70% to -10.57%

    Dow 30
        2011                          80,134    8.90 to 10.14        $750,451      0.00%      0.85% to 1.45%     0.08% to 2.41%
        2010                          16,857     8.90 to 9.91        $155,833      0.00%      0.85% to 1.45%     6.21% to 8.68%
        2009                          11,767     8.38 to 9.11        $101,032      1.48%      0.85% to 1.45%          n/a
        2008                           4,573     7.61 to 7.83         $35,724      0.53%      0.85% to 1.45%          n/a
        2007                           1,191        12.41             $14,782      0.07%      0.85% to 1.45%         10.41%

    Emerging Markets
        2011                          50,999     6.32 to 6.77        $336,086      0.00%      0.85% to 1.45%    -22.27% to -20.94%
        2010                         109,461     8.04 to 8.63        $916,817      0.00%      0.85% to 1.45%     5.89% to 8.35%
        2009                         418,832     7.58 to 7.96      $3,280,242      0.09%      0.85% to 1.45%    58.11% to 59.86%
        2008                         134,420     4.90 to 4.96        $663,484      0.03%      0.85% to 1.45%    -51.09% to -51.09%
        2007                         118,105        10.08          $1,190,766      0.00%      0.85% to 1.45%          n/a

    Europe 30
        2011                           4,273     7.39 to 7.65         $32,074      1.48%      0.85% to 1.45%    -10.73% to -10.28%
        2010                          22,270     7.78 to 8.58        $180,568      1.22%      0.85% to 1.45%    -0.85% to 1.21%
        2009                          54,984     7.79 to 8.48        $449,017      4.38%      0.85% to 1.45%    28.06% to 30.26%
        2008                           5,847     6.19 to 6.48         $37,067      2.28%      0.85% to 1.45%    -45.80% to -44.87%
        2007                          10,092    11.42 to 11.75       $116,830      7.48%      0.85% to 1.45%    11.01% to 12.81%

    Falling U.S. Dollar
        2011                          14,903     8.04 to 8.76        $126,724      0.00%      0.85% to 1.45%    -5.03% to -3.98%
        2010                          13,160     8.82 to 9.12        $117,509      0.00%      0.85% to 1.45%    -4.80% to -3.85%
        2009                          11,097     9.29 to 9.49        $103,909      1.06%      0.85% to 1.45%     1.12% to 1.37%
        2008                          33,122     9.17 to 9.28        $303,931      0.01%      0.85% to 1.45%          n/a
        2007                               -          -                    $0       n/a       0.85% to 1.45%          n/a

    Financials
        2011                          16,006     4.12 to 4.39         $67,173      0.00%      0.85% to 1.45%    -16.38% to -15.45%
        2010                          19,222     4.93 to 5.19         $95,946      0.50%      0.85% to 1.45%     7.65% to 8.84%
        2009                          74,722     4.58 to 4.86        $346,750      2.40%      0.85% to 1.45%    11.66% to 13.41%
        2008                         136,516     4.09 to 4.28        $563,595      1.61%      0.85% to 1.45%    -52.06% to -51.89%
        2007                          65,277     8.54 to 8.71        $559,738      1.82%      0.85% to 1.45%        -21.32%

    Health Care
        2011                         100,957    9.76 to 10.93      $1,023,468      0.30%      0.85% to 1.45%     6.44% to 8.58%
        2010                         186,627    9.08 to 10.06      $1,758,594      0.27%      0.85% to 1.45%    -0.14% to 1.01%
        2009                         133,041     9.38 to 9.78      $1,255,925      0.63%      0.85% to 1.45%    16.08% to 17.42%
        2008                         161,382     7.92 to 8.42      $1,308,798      0.32%      0.85% to 1.45%    -26.61% to -26.36%
        2007                         100,227    10.91 to 11.24     $1,103,880      0.00%      0.85% to 1.45%         3.67%

    Industrials
        2011                           6,135     8.44 to 9.25         $54,209      0.92%      0.85% to 1.45%    -4.87% to -3.44%
        2010                          66,309     8.72 to 9.71        $619,538      0.49%      0.85% to 1.45%    19.26% to 21.85%
        2009                          19,078     7.31 to 7.91        $144,527      0.66%      0.85% to 1.45%    20.31% to 21.82%
        2008                           3,186     6.21 to 6.42         $19,828      0.28%      0.85% to 1.45%    -42.31% to -41.58%
        2007                           3,516    10.77 to 11.08        $38,054      0.00%      0.85% to 1.45%          n/a

    International
        2011                          15,256     5.53 to 5.79         $85,216      0.00%      0.85% to 1.45%    -16.87% to -15.95%
        2010                          29,369     6.65 to 6.94        $198,707      0.00%      0.85% to 1.45%     4.62% to 5.78%
        2009                           2,575     6.36 to 6.51         $16,690      0.04%      0.85% to 1.45%          n/a
        2008                           2,283     5.25 to 5.34         $12,099      28.31%     0.85% to 1.45%          n/a
        2007                               -          -                    $0       n/a       0.85% to 1.45%          n/a

    Internet
        2011                          14,959    11.38 to 12.50       $178,195      0.00%      0.85% to 1.45%    -9.93% to -8.43%
        2010                          54,621    12.52 to 13.88       $727,375      0.00%      0.85% to 1.45%    31.02% to 33.53%
        2009                          35,335    9.69 to 10.39        $355,848      0.00%      0.85% to 1.45%    71.70% to 73.68%
        2008                          20,420     5.64 to 5.82        $115,647      0.00%      0.85% to 1.45%    -46.52% to -45.95%
        2007                          17,586    10.58 to 10.89       $186,420      1.62%      0.85% to 1.45%          n/a

    Japan
        2011                          53,686     4.20 to 4.20        $225,339      0.00%      0.85% to 1.45%    -20.07% to -20.07%
        2010                          81,428     4.83 to 5.38        $421,503      0.00%      0.85% to 1.45%    -8.57% to -8.29%
        2009                          35,331     5.63 to 5.85        $202,206      1.26%      0.85% to 1.45%         8.25%
        2008                          65,161     4.88 to 5.29        $344,642      10.78%     0.85% to 1.45%        -41.96%
        2007                          20,635     9.11 to 9.16        $188,086      20.73%     0.85% to 1.45%    -11.81% to -11.50%

    Large-Cap Growth
        2011                          48,648    9.13 to 10.37        $478,329      0.00%      0.85% to 1.45%    -0.56% to 1.70%
        2010                         105,792    9.16 to 10.25      $1,037,910      0.03%      0.85% to 1.45%    9.51% to 11.61%
        2009                          27,406     8.46 to 9.14        $242,991      0.00%      0.85% to 1.45%    25.52% to 27.42%
        2008                          46,257     6.79 to 7.07        $324,839      0.00%      0.85% to 1.45%    -37.27% to -36.67%
        2007                          46,285    10.90 to 11.21       $514,296      0.00%      0.85% to 1.45%         4.88%

    Large-Cap Value
        2011                         127,839     7.23 to 8.08        $976,623      0.27%      0.85% to 1.45%    -4.38% to -2.65%
        2010                         185,593     7.63 to 8.34      $1,499,058      0.15%      0.85% to 1.45%    9.72% to 11.33%
        2009                           9,387     7.07 to 7.46         $68,585      0.15%      0.85% to 1.45%    17.04% to 17.33%
        2008                          37,790     6.20 to 6.26        $235,542      1.33%      0.85% to 1.45%    -41.68% to -41.53%
        2007                           8,203    10.66 to 10.75        $87,644      0.43%      0.85% to 1.45%    -1.80% to -1.40%

    Mid-Cap
        2011                          31,597     8.37 to 9.20        $275,239      0.00%      0.85% to 1.45%    -7.20% to -5.84%
        2010                          34,429     9.12 to 9.69        $326,597      0.00%      0.85% to 1.45%    20.63% to 22.14%
        2009                         110,587     7.68 to 7.97        $868,706      0.00%      0.85% to 1.45%          n/a
        2008                           1,025     6.00 to 6.00          $6,152      1.01%      0.85% to 1.45%          n/a
        2007                               -          -                    $0       n/a       0.85% to 1.45%          n/a

    Mid-Cap Growth
        2011                          31,210    9.46 to 10.69        $312,125      0.00%      0.85% to 1.45%    -6.28% to -4.24%
        2010                         144,615    9.98 to 11.16      $1,548,426      0.00%      0.85% to 1.45%    24.32% to 26.63%
        2009                          75,328     8.24 to 8.85        $649,763      0.00%      0.85% to 1.45%    34.10% to 35.71%
        2008                           8,137     6.18 to 6.38         $51,504      0.00%      0.85% to 1.45%    -40.12% to -39.97%
        2007                          71,363    10.38 to 10.71       $752,104      0.00%      0.85% to 1.45%     9.36% to 9.52%

    Mid-Cap Value
        2011                          20,074     8.20 to 9.16        $173,898      0.37%      0.85% to 1.45%    -7.08% to -5.26%
        2010                          46,914     8.68 to 9.66        $430,499      2.32%      0.85% to 1.45%    16.49% to 18.60%
        2009                          21,898     7.57 to 8.17        $173,569      1.23%      0.85% to 1.45%    26.62% to 28.41%
        2008                          12,651     5.99 to 6.22         $77,820      0.00%      0.85% to 1.45%    -38.34% to -37.56%
        2007                          24,955    9.73 to 10.01        $247,603      1.86%      0.85% to 1.45%    -2.18% to -1.04%

    Money Market
        2011                       2,232,648     8.64 to 9.98     $21,228,020      0.02%      0.85% to 1.45%    -3.75% to -1.27%
        2010                       2,719,643    8.97 to 10.11     $26,097,031      0.02%      0.85% to 1.45%    -3.76% to -1.27%
        2009                       3,131,362    9.32 to 10.24     $30,776,897      0.04%      0.85% to 1.45%    -3.60% to -1.26%
        2008                       3,644,923    9.73 to 10.37     $36,756,488      0.47%      0.85% to 1.45%    -2.69% to -0.47%
        2007                       1,181,204    10.03 to 10.42    $12,092,204      6.23%      0.85% to 1.45%     0.17% to 2.31%

    Oil & Gas
        2011                         200,734    10.05 to 11.13     $2,066,750      0.18%      0.85% to 1.45%    -1.12% to 0.68%
        2010                         319,228    10.00 to 11.18     $3,337,725      0.34%      0.85% to 1.45%    13.77% to 16.24%
        2009                         273,281     8.87 to 9.62      $2,486,236      0.00%      0.85% to 1.45%    11.58% to 13.72%
        2008                         179,185     6.78 to 8.38      $1,449,233      0.00%      0.85% to 1.45%    -38.97% to -37.92%
        2007                         167,537    13.13 to 13.50     $2,224,050      0.00%      0.85% to 1.45%    28.93% to 29.97%

    NASDAQ-100
        2011                          41,081    10.34 to 11.78       $458,707      0.00%      0.85% to 1.45%    -2.22% to 0.05%
        2010                         376,111    10.58 to 11.83     $4,225,843      0.00%      0.85% to 1.45%    13.95% to 16.72%
        2009                         358,797    9.25 to 10.14      $3,472,874      0.00%      0.85% to 1.45%    47.15% to 49.00%
        2008                          17,227     6.41 to 6.63        $111,549      0.00%      0.85% to 1.45%        -44.25%
        2007                          13,106    11.55 to 11.85       $151,767      0.00%      0.85% to 1.45%         15.34%

    Pharmaceuticals
        2011                          27,507    10.23 to 11.37       $290,719      0.16%      0.85% to 1.45%    12.37% to 14.35%
        2010                          17,298     9.16 to 9.94        $163,160      0.89%      0.85% to 1.45%    -2.74% to -1.36%
        2009                           7,417     9.44 to 9.94         $73,029      1.69%      0.85% to 1.45%    14.52% to 14.70%
        2008                           1,160     8.61 to 8.65         $10,002      1.52%      0.85% to 1.45%    -21.15% to -21.03%
        2007                           1,287    10.92 to 10.95        $14,064      2.96%      0.85% to 1.45%         0.38%

    Precious Metals
        2011                         290,349    8.84 to 10.02      $2,670,882      0.00%      0.85% to 1.45%    -21.99% to -20.26%
        2010                         416,773    11.23 to 12.56     $4,898,793      0.00%      0.85% to 1.45%    28.11% to 31.21%
        2009                         320,379     8.77 to 9.57      $2,934,499      1.08%      0.85% to 1.45%    30.86% to 33.25%
        2008                         114,794     6.78 to 7.12        $796,192      3.33%      0.85% to 1.45%    -32.88% to -31.83%
        2007                          92,297    10.18 to 10.44       $953,254      1.84%      0.85% to 1.45%    19.24% to 20.14%

    Real Estate
        2011                          15,319     7.91 to 8.82        $125,302      0.00%      0.85% to 1.45%     1.36% to 3.14%
        2010                         101,382     7.72 to 8.47        $806,391      4.47%      0.85% to 1.45%    20.59% to 22.77%
        2009                          97,817     6.38 to 6.97        $646,329      10.60%     0.85% to 1.45%    23.99% to 25.49%
        2008                           2,068     5.43 to 5.26         $11,083      0.00%      0.85% to 1.45%    -43.06% to -42.37%
        2007                          15,376     9.21 to 9.42        $142,186      1.79%      0.85% to 1.45%    -21.81 to -21.13%

    Rising Rates Opportunity
        2011                         302,664     3.10 to 3.50        $995,205      0.00%      0.85% to 1.45%    -39.77% to -38.46%
        2010                         779,978     5.14 to 5.75      $4,279,873      0.00%      0.85% to 1.45%    -18.92% to -17.11%
        2009                         221,982     6.40 to 6.94      $1,487,884      0.31%      0.85% to 1.45%    28.41% to 29.70%
        2008                          15,745     5.03 to 5.23         $81,177      3.69%      0.85% to 1.45%    -39.97% to -39.14%
        2007                           7,056     8.41 to 8.65         $60,495      64.55%     0.85% to 1.45%    -7.04% to -6.66%

    Semiconductor
        2011                           3,232     7.27 to 7.74         $23,887      0.10%      0.85% to 1.45%    -5.94% to -5.94%
        2010                           5,449     7.83 to 8.30         $44,313      0.04%      0.85% to 1.45%    8.87% to 10.24%
        2009                         241,377     7.04 to 7.69      $1,785,948      0.00%      0.85% to 1.45%          n/a
        2008                             176     4.64 to 4.64            $816      0.00%      0.85% to 1.45%          n/a
        2007                             172         9.48              $1,633      0.00%      0.85% to 1.45%         4.81%

    Short Dow 30
        2011                           8,145     4.88 to 5.40         $42,372      0.00%      0.85% to 1.45%    -15.81% to -14.29%
        2010                           5,046     5.79 to 6.30         $31,215      0.00%      0.85% to 1.45%    -24.25% to -22.87%
        2009                           2,802     7.65 to 8.17         $22,342      0.00%      0.85% to 1.45%        -27.42%
        2008                           4,182    10.67 to 11.02        $45,384      0.44%      0.85% to 1.45%          n/a
        2007                               -          -                    $0       n/a       0.85% to 1.45%          n/a

    Short Emerging Markets
        2011                           3,583     5.38 to 5.64         $19,621      0.00%      0.85% to 1.45%     7.51% to 8.75%
        2010                         143,188     4.90 to 5.26        $723,077      0.00%      0.85% to 1.45%    -21.03% to -20.44%
        2009                           4,499     6.27 to 6.37         $28,600      0.00%      0.85% to 1.45%        -50.11%
        2008                             183    12.70 to 12.70         $2,322      0.16%      0.85% to 1.45%          n/a
        2007                               -          -                    $0       n/a       0.85% to 1.45%          n/a

    Short International
        2011                          14,422     7.54 to 7.94        $111,648      0.00%      0.85% to 1.45%    -1.30% to -0.06%
        2010                          12,681     7.64 to 7.94         $98,759      0.00%      0.85% to 1.45%    -16.97% to -16.26%
        2009                          20,401     9.31 to 9.59        $191,873      -0.01%     0.85% to 1.45%    -32.17% to -32.00%
        2008                           1,134    13.72 to 13.76        $15,593      0.02%      0.85% to 1.45%          n/a
        2007                               -          -                    $0       n/a       0.85% to 1.45%          n/a

    Short Mid-Cap
        2011                           1,105     4.88 to 5.10          $5,516      0.00%      0.85% to 1.45%    -11.02% to -10.31%
        2010                           1,045     5.48 to 5.69          $5,840      0.00%      0.85% to 1.45%    -28.11% to -27.53%
        2009                          69,524     7.42 to 8.14        $542,722      0.89%      0.85% to 1.45%    -37.68% to -36.39%
        2008                          50,054    12.01 to 12.69       $614,579      0.11%      0.85% to 1.45%          n/a
        2007                               -          -                    $0       n/a       0.85% to 1.45%          n/a

    Short NASDAQ-100
        2011                         131,562     4.58 to 5.08        $643,248      0.00%      0.85% to 1.45%    -13.20% to -12.03%
        2010                           6,774     5.28 to 5.57         $36,308      0.00%      0.85% to 1.45%    -23.59% to -22.86%
        2009                          92,336     6.72 to 7.38        $653,427      1.27%      0.85% to 1.45%    -42.76% to -41.57%
        2008                          64,964    11.86 to 12.52       $787,309      0.32%      0.85% to 1.45%    44.50% to 44.72%
        2007                          18,685     8.45 to 8.62        $160,943      3.48%      0.85% to 1.45%          n/a

    Short Small-Cap
        2011                          38,369     4.51 to 5.05        $187,119      0.00%      0.85% to 1.45%    -11.86% to -10.75%
        2010                          29,056     5.30 to 5.78        $160,529      0.00%      0.85% to 1.45%    -31.22% to -29.93%
        2009                         205,275     7.54 to 8.28      $1,622,914      1.10%      0.85% to 1.45%    -34.77% to -33.41%
        2008                          76,750    11.66 to 12.32       $914,786      0.40%      0.85% to 1.45%         20.83%
        2007                             764         9.90              $7,560      4.16%      0.85% to 1.45%         1.78%

    Small-Cap
        2011                         181,279     7.83 to 8.87      $1,532,704      0.00%      0.85% to 1.45%    -8.90% to -7.10%
        2010                          70,004     8.60 to 9.42        $631,227      0.00%      0.85% to 1.45%    20.50% to 22.87%
        2009                         169,877     7.13 to 7.74      $1,281,454      0.00%      0.85% to 1.45%    21.98% to 23.82%
        2008                           9,677     5.89 to 6.13         $58,323      0.51%      0.85% to 1.45%    -36.69% to -36.56%
        2007                           3,000     9.53 to 9.71         $28,846      0.12%      0.85% to 1.45%    -4.79% to -4.16%

    Small-Cap Growth
        2011                          14,124    9.00 to 10.06        $133,683      0.00%      0.85% to 1.45%    -2.05% to -0.12%
        2010                         102,231    9.04 to 10.07        $996,080      0.00%      0.85% to 1.45%    21.28% to 23.98%
        2009                          71,490     7.48 to 8.15        $553,261      0.00%      0.85% to 1.45%    22.13% to 23.61%
        2008                           3,180     6.21 to 6.42         $20,161      0.00%      0.85% to 1.45%        -35.83%
        2007                          14,157    9.77 to 10.01        $140,143      0.00%      0.85% to 1.45%         -1.83%

    Small-Cap Value
        2011                          12,137     7.75 to 8.65         $98,851      0.00%      0.85% to 1.45%    -7.26% to -5.43%
        2010                          32,737     8.22 to 9.15        $284,341      0.22%      0.85% to 1.45%    18.14% to 20.23%
        2009                           6,385     7.03 to 7.56         $46,931      0.32%      0.85% to 1.45%    16.49% to 18.02%
        2008                          18,045     5.82 to 6.30        $112,531      0.00%      0.85% to 1.45%    -32.91% to -32.06%
        2007                           6,005     9.08 to 9.29         $55,558      0.00%      0.85% to 1.45%    -10.12% to -9.02%

    Technology
        2011                          20,526    9.73 to 10.69        $208,258      0.00%      0.85% to 1.45%    -4.13% to -3.03%
        2010                          27,164    10.23 to 11.02       $286,738      0.00%      0.85% to 1.45%     7.25% to 8.70%
        2009                         170,332    9.41 to 10.27      $1,673,080      0.00%      0.85% to 1.45%    56.50% to 58.47%
        2008                         109,427     6.35 to 6.14        $677,277      0.00%      0.85% to 1.45%    -46.06% to -45.38%
        2007                          74,806    11.39 to 11.72       $856,280      0.00%      0.85% to 1.45%    11.29% to 12.26%

    Telecommunications
        2011                           3,049     9.03 to 9.62         $28,624      6.35%      0.85% to 1.45%    -1.24% to -0.29%
        2010                           4,260     9.15 to 9.61         $40,645      0.45%      0.85% to 1.45%    12.16% to 13.23%
        2009                         198,659     7.95 to 8.68      $1,658,628      0.33%      0.85% to 1.45%     3.42% to 5.46%
        2008                          13,244     7.71 to 8.13        $105,624      9.47%      0.85% to 1.45%    -36.37% to -35.92%
        2007                           3,528    12.35 to 12.57        $44,174      0.81%      0.85% to 1.45%    12.35% to 12.57%

    U.S. Government Plus
        2011                          77,715    15.97 to 18.08     $1,331,177      0.37%      0.85% to 1.45%    38.60% to 41.53%
        2010                          46,903    11.41 to 12.71       $561,226      2.27%      0.85% to 1.45%     6.58% to 7.97%
        2009                          18,971    10.93 to 11.47       $214,117      0.03%      0.85% to 1.45%    -34.28% to -33.92%
        2008                          16,795    16.90 to 17.54       $290,233      1.21%      0.85% to 1.45%    46.84% to 47.43%
        2007                           5,126    11.82 to 11.90        $60,715      2.74%      0.85% to 1.45%          n/a

    Ultra Bull
        2011                         137,889     5.26 to 5.79        $730,987      0.00%      0.85% to 1.45%    -7.87% to -6.29%
        2010                         506,783     5.59 to 6.25      $2,996,271      0.00%      0.85% to 1.45%    17.73% to 20.59%
        2009                       1,078,940     4.73 to 5.18      $5,360,014      0.89%      0.85% to 1.45%    41.07% to 42.63%
        2008                          19,004     3.52 to 3.62         $67,527      3.40%      0.85% to 1.45%    -68.19% to -67.85%
        2007                          26,414    11.04 to 11.28       $293,661      0.79%      0.85% to 1.45%    -1.60% to -0.71%

    Ultra Mid-Cap
        2011                          56,304     5.86 to 6.40        $338,096      0.00%      0.85% to 1.45%    -16.28% to -15.14%
        2010                         131,286     6.89 to 7.71        $960,431      0.00%      0.85% to 1.45%    45.11% to 47.60%
        2009                         102,960     4.88 to 5.22        $513,082      0.15%      0.85% to 1.45%    61.45% to 63.48%
        2008                          68,807     2.69 to 3.19        $214,672      2.63%      0.85% to 1.45%    -68.29% to -67.90%
        2007                          30,158     9.65 to 9.93        $295,434      2.52%      0.85% to 1.45%     2.82% to 4.12%

    Ultra NASDAQ-100
        2011                          14,073     8.61 to 9.62        $128,135      0.00%      0.85% to 1.45%    -4.59% to -3.10%
        2010                          33,228     8.94 to 9.73        $309,784      0.00%      0.85% to 1.45%    30.32% to 32.68%
        2009                         391,866     6.84 to 7.50      $2,828,106      0.00%      0.85% to 1.45%    111.81% to 116.52%
        2008                         494,338     3.26 to 3.46      $1,666,194      0.00%      0.85% to 1.45%    -73.55% to -73.10%
        2007                         173,463    12.46 to 12.87     $2,200,943      0.00%      0.85% to 1.45%         25.74%

    Ultra Short Dow30
        2011                          96,357     3.09 to 3.37        $302,485      0.00%      0.85% to 1.45%    -30.85% to -29.84%
        2010                         105,482     4.49 to 4.72        $478,261      0.00%      0.85% to 1.45%    -35.92% to -34.89%
        2009                          57,058     7.01 to 7.25        $404,663      0.11%      0.85% to 1.45%        -47.02%
        2008                           6,611    13.40 to 13.69        $89,831      11.37%     0.85% to 1.45%          n/a
        2007                               -          -                    $0       n/a       0.85% to 1.45%          n/a

    Ultra Short NASDAQ-100
        2011                         156,601     2.53 to 2.73        $407,820      0.00%      0.85% to 1.45%    -24.85% to -23.64%
        2010                         479,721     3.39 to 3.63      $1,670,172      0.00%      0.85% to 1.45%    -43.06% to -42.05%
        2009                          53,528     5.97 to 6.19        $327,089      0.46%      0.85% to 1.45%    -65.08% to -64.97%
        2008                          27,850    17.36 to 17.59       $485,785      2.47%      0.85% to 1.45%          n/a
        2007                             833         9.80              $8,165      0.00%      0.85% to 1.45%          n/a

    Ultra Small-Cap
        2011                          10,090     4.21 to 4.58         $55,235      0.00%      0.85% to 1.45%    -21.27% to -20.08%
        2010                         168,411     5.18 to 5.80        $931,565      0.00%      0.85% to 1.45%    43.56% to 46.38%
        2009                          63,475     3.68 to 3.94        $241,258      0.29%      0.85% to 1.45%    36.37% to 38.23%
        2008                          80,726     2.70 to 2.86        $225,087      0.99%      0.85% to 1.45%    -67.11% to -66.63%
        2007                          35,465     8.36 to 8.57        $299,996      0.47%      0.85% to 1.45%          n/a

    Utilities
        2011                          79,588    10.71 to 12.20       $905,158      1.68%      0.85% to 1.45%    13.42% to 15.59%
        2010                          29,135    9.53 to 10.41        $289,918      0.36%      0.85% to 1.45%     2.72% to 4.11%
        2009                          24,366     9.47 to 9.95        $238,605      3.65%      0.85% to 1.45%     7.36% to 8.76%
        2008                           7,762     8.82 to 9.23         $69,402      8.09%      0.85% to 1.45%    -32.82% to -31.66%
        2007                          11,379    13.13 to 13.51       $150,868      0.47%      0.85% to 1.45%    12.53% to 13.61%

   Van Eck Variable Insurance Portfolio
    Global Hard Assets Fund
        2011                         551,348    10.77 to 41.64    $16,260,669      1.18%      0.85% to 1.45%    -19.44% to -17.24%
        2010                         564,648    13.48 to 50.67    $20,767,055      0.32%      0.85% to 1.45%    24.50% to 28.01%
        2009                         536,922    10.78 to 39.86    $16,440,870      0.24%      0.85% to 1.45%    51.74% to 56.05%
        2008                         476,308    7.15 to 25.72      $9,533,690      0.38%      0.85% to 1.45%    -48.02% to -46.64%
        2007                         528,838    13.80 to 48.54    $20,156,629      0.10%      0.85% to 1.45%    40.76% to 43.98%

    Emerging Markets Fund
        2011                         112,496    12.97 to 29.81     $2,818,092      1.10%      0.95% to 1.40%    -28.18% to -26.44%
        2010                         125,306    19.76 to 41.94     $4,386,760      0.56%      0.95% to 1.40%    22.67% to 25.64%
        2009                         324,446    15.89 to 33.62     $8,612,330      0.07%      0.95% to 1.40%    106.16% to 111.16%
        2008                         170,422    7.61 to 15.74      $2,158,848      0.00%      0.95% to 1.40%    -65.95% to -65.11%
        2007                         238,513    22.03 to 46.28     $8,978,925      0.39%      0.95% to 1.40%    33.06% to 36.31%

    Global Bond Fund
        2011                         183,521    12.10 to 17.87     $3,067,936      5.20%      0.95% to 1.40%     5.95% to 7.12%
        2010                          93,668    11.89 to 16.68     $1,489,311      3.73%      0.95% to 1.40%     4.04% to 5.19%
        2009                         105,610    11.43 to 15.86     $1,583,454      2.32%      0.95% to 1.40%     3.83% to 4.98%
        2008                          62,748    11.00 to 15.11       $873,368      8.48%      0.95% to 1.40%     1.50% to 2.63%
        2007                          34,174    10.83 to 14.72       $474,634      4.86%      0.95% to 1.40%     7.47% to 8.67%

    Worldwide Real Estate Fund
        2009                               -          -                    $0      0.00%      0.95% to 1.40%          n/a
        2008                         199,002    5.06 to 12.74      $1,435,883      5.57%      0.95% to 1.40%    -56.61% to -55.54%
        2007                         183,261    11.44 to 28.65     $3,480,080      0.99%      0.95% to 1.40%    -2.45% to -0.07%

   Janus Aspen Series
    Growth and Income Portfolio
        2010                               -          -                    $0      0.97%      0.95% to 1.40%          n/a
        2009                          23,509    9.79 to 13.77        $309,512      0.80%      0.95% to 1.40%    35.98% to 37.97%
        2008                          30,073     7.17 to 9.98        $287,516      0.79%      0.95% to 1.40%    -42.57% to -41.73%
        2007                          40,934    12.44 to 17.12       $672,799      0.00%      0.95% to 1.40%     6.16% to 7.72%

   PIMCO Variable Insurance Trust
    Total Return Portfolio
        2011                       2,863,511    12.28 to 15.25    $40,725,603      2.69%      0.85% to 1.45%    -0.25% to 2.63%
        2010                       2,686,254    12.13 to 14.86    $37,862,526      2.73%      0.85% to 1.45%     4.08% to 7.08%
        2009                       2,896,668    11.63 to 13.88    $38,169,100      4.94%      0.85% to 1.45%    9.95% to 12.96%
        2008                       2,968,051    10.57 to 12.29    $34,987,198      4.66%      0.85% to 1.45%     1.08% to 3.80%
        2007                       2,778,423    10.46 to 11.84    $31,782,014      5.12%      0.85% to 1.45%     4.88% to 7.71%

    Low Duration Portfolio
        2011                         525,464    10.70 to 12.78     $6,138,598      1.56%      0.85% to 1.45%    -2.46% to 0.16%
        2010                         654,472    10.41 to 12.76     $7,768,442      1.82%      0.85% to 1.45%     1.57% to 4.29%
        2009                       1,060,821    10.25 to 12.24    $12,158,287      1.64%      0.85% to 1.45%    9.31% to 12.25%
        2008                         215,399    9.38 to 10.90      $2,251,914      5.50%      0.85% to 1.45%    -3.95% to -1.36%
        2007                         119,635    9.77 to 11.05      $1,283,734      4.81%      0.85% to 1.45%     3.54% to 6.34%

    High Yield Portfolio
        2011                       1,667,630    11.20 to 16.51    $22,869,229      6.09%      0.85% to 1.45%    -0.60% to 2.37%
        2010                       1,329,415    11.27 to 16.13    $17,908,306      7.43%      0.85% to 1.45%    10.19% to 13.37%
        2009                       1,258,883    10.28 to 14.22    $15,371,046      7.52%      0.85% to 1.45%    35.04% to 38.94%
        2008                         593,773    7.61 to 10.24      $5,456,913      7.52%      0.85% to 1.45%    -26.04% to -24.24%
        2007                         510,428    10.43 to 13.51     $6,565,689      7.48%      0.85% to 1.45%     0.07% to 2.52%

    Real Return Portfolio
        2011                         480,504    12.20 to 16.03     $6,979,131      2.56%      0.85% to 1.45%    7.57% to 10.61%
        2010                         450,280    11.34 to 14.49     $6,043,790      1.57%      0.85% to 1.45%     4.28% to 7.08%
        2009                         629,988    10.95 to 13.53     $7,976,259      2.81%      0.85% to 1.45%    14.18% to 17.24%
        2008                         369,693    9.57 to 11.54      $3,985,026      5.88%      0.85% to 1.45%    -10.11% to -7.91%
        2007                         288,934    10.78 to 12.53     $3,493,905      4.69%      0.85% to 1.45%     6.97% to 9.58%

    All Asset Portfolio
        2011                         158,271    11.44 to 12.89     $1,927,813      7.07%      0.85% to 1.45%    -1.57% to 0.51%
        2010                         115,843    11.51 to 12.82     $1,404,847      6.74%      0.85% to 1.45%    9.28% to 11.43%
        2009                          80,190    10.71 to 11.50       $893,702      2.25%      0.85% to 1.45%    13.23% to 14.76%
        2008                          76,942     9.14 to 9.57        $753,352      8.63%      0.85% to 1.45%    -17.53% to -17.53%
        2007                             931        11.48             $10,693      7.45%      0.85% to 1.45%          n/a

   Goldman Sachs Variable Insurance Trust
    Structured Small Cap Equity Fund
        2011                         201,670    7.47 to 10.44      $1,981,673      0.54%      0.85% to 1.45%    -2.98% to -0.27%
        2010                         422,174    7.70 to 10.47      $4,161,507      0.59%      0.85% to 1.45%    25.40% to 28.89%
        2009                         339,009     6.14 to 8.12      $2,650,161      1.12%      0.85% to 1.45%    23.53% to 26.47%
        2008                         363,402     5.04 to 6.42      $2,251,894      0.70%      0.85% to 1.45%    -36.14% to -34.65%
        2007                         369,447     8.15 to 9.83      $3,526,618      1.06%      0.85% to 1.45%    -19.17% to -17.28%

    Large Cap Value Fund
        2011                         136,719     8.90 to 9.78      $1,282,843      0.38%      0.95% to 1.40%    -8.89% to -7.93%
        2010                          27,903    9.77 to 10.63        $290,585      0.66%      0.95% to 1.40%    9.00% to 10.15%
        2009                          40,242     8.96 to 9.65        $382,326      1.66%      0.95% to 1.40%    15.98% to 17.20%
        2008                          43,479     7.73 to 8.23        $352,852      2.07%      0.95% to 1.40%    -35.92% to -35.14%
        2007                          45,450    12.04 to 12.69       $571,961      1.94%      0.95% to 1.40%    -0.53% to 0.53%

    Mid Cap Value Fund
        2011                         418,674    10.09 to 12.60     $5,092,088      0.81%      0.95% to 1.40%    -9.37% to -7.26%
        2010                         410,725    11.09 to 13.58     $5,402,048      0.78%      0.95% to 1.40%    21.07% to 23.82%
        2009                         285,700    9.21 to 10.97      $3,038,668      2.02%      0.95% to 1.40%    28.96% to 31.89%
        2008                         210,711     7.11 to 8.32      $1,713,790      1.34%      0.95% to 1.40%    -38.77% to -37.65%
        2007                         160,330    12.47 to 13.34     $2,104,830      1.22%      0.95% to 1.40%     0.74% to 2.22%

   Nueberger Berman Advisors Management Trust
    Small Cap Growth Portfolio
        2011                          54,815     7.91 to 9.05        $480,184      0.00%      0.95% to 1.40%    -3.21% to -1.99%
        2010                         218,952     8.57 to 9.24      $1,965,677      0.00%      0.95% to 1.40%    17.19% to 18.48%
        2009                          63,556     7.38 to 7.80        $487,815      0.00%      0.95% to 1.40%    20.68% to 21.59%
        2008                          17,149     6.22 to 6.41        $108,804      0.00%      0.95% to 1.40%    -40.50% to -40.05%
        2007                          20,560    10.46 to 10.70       $217,365      0.00%      0.95% to 1.40%    -1.19% to -0.44%

    Mid-Cap Growth Portfolio
        2011                          35,758    11.90 to 14.45       $494,753      0.00%      0.95% to 1.40%    -2.11% to -0.69%
        2010                         135,682    13.33 to 14.55     $1,906,291      0.00%      0.95% to 1.40%    25.70% to 27.53%
        2009                          51,687    10.61 to 11.41       $580,166      0.00%      0.95% to 1.40%    28.23% to 30.10%
        2008                         157,314     8.27 to 8.77      $1,362,686      0.00%      0.95% to 1.40%    -44.86% to -44.05%
        2007                          94,100    14.96 to 15.67     $1,460,282      0.00%      0.95% to 1.40%    19.29% to 21.04%

    Regency Portfolio
        2011                           8,067    9.29 to 11.41         $90,083      0.28%      0.95% to 1.40%    -8.76% to -7.38%
        2010                          31,974    11.24 to 12.32       $346,183      0.40%      0.95% to 1.40%    23.13% to 24.99%
        2009                          13,231     9.14 to 9.85        $126,506      5.44%      0.95% to 1.40%    43.59% to 45.17%
        2008                         112,950     5.54 to 6.79        $746,416      0.08%      0.95% to 1.40%    -47.11% to -46.33%
        2007                         172,535    10.37 to 12.65     $2,132,570      0.13%      0.95% to 1.40%     0.84% to 2.32%

   Premier VIT
    NACM Small Cap Portfolio
        2010                               -          -                    $0      0.29%      0.95% to 1.40%          n/a
        2009                         101,920     7.47 to 8.27        $805,818      0.04%      0.95% to 1.40%    12.44% to 14.48%
        2008                          52,274     5.95 to 7.14        $362,367      0.00%      0.95% to 1.40%    -43.03% to -42.19%
        2007                          26,701    10.33 to 12.44       $312,404      0.00%      0.95% to 1.40%    -1.82% to -0.38%

    OpCap Renaissance Portfolio
        2008                               -          -                    $0      1.42%      0.95% to 1.40%          n/a
        2007                           1,103    10.87 to 11.04        $12,103      0.02%      0.95% to 1.40%     4.52% to 5.05%

   Credit Suisse Trust
    International Equity Flex II Portfolio
        2011                               -        $0.00                  $0      4.09%      0.85% to 1.45%          n/a
        2010                           4,604     6.59 to 7.10         $31,378      0.06%      0.85% to 1.45%    8.92% to 10.07%
        2009                           2,939     5.92 to 6.29         $18,030      1.32%      0.85% to 1.45%    27.17% to 29.29%
        2008                           8,878     4.65 to 4.86         $42,398      3.65%      0.85% to 1.45%    -48.65% to -47.79%
        2007                           4,884     9.03 to 9.38         $45,218      0.00%      0.85% to 1.45%          n/a

    U.S. Equity Flex II Portfolio
        2011                               -        $0.00                  $0      1.55%      0.85% to 1.45%          n/a
        2010                          12,478    9.18 to 10.03        $121,281      0.13%      0.85% to 1.45%    10.31% to 12.42%
        2009                          13,715     8.32 to 8.92        $119,844      5.98%      0.85% to 1.45%    26.14% to 27.79%
        2008                          10,749     6.74 to 6.98         $74,494      3.00%      0.85% to 1.45%    -37.74% to -37.33%
        2007                          11,248    10.92 to 11.14       $124,730      1.37%      0.85% to 1.45%    -0.39% to -0.19%

   Dreyfus Variable Investment Fund
    Appreciation Portfolio
        2011                         140,336    10.54 to 11.97     $1,591,230      1.63%      0.85% to 1.45%     4.85% to 7.23%
        2010                         157,637    10.05 to 11.16     $1,686,774      0.23%      0.85% to 1.45%    11.42% to 13.45%
        2009                          11,367     9.08 to 9.84        $105,247      0.93%      0.85% to 1.45%    17.91% to 19.63%
        2008                           9,316     7.70 to 8.06         $73,646      2.11%      0.85% to 1.45%    -32.22% to -31.08%
        2007                           7,692    11.36 to 11.75        $89,543      1.64%      0.85% to 1.45%          n/a

    International Value Portfolio
        2011                          13,461     6.26 to 7.01         $89,631      1.89%      0.85% to 1.45%    -21.67% to -20.29%
        2010                          14,630     7.99 to 8.67        $122,768      1.18%      0.85% to 1.45%     0.79% to 2.26%
        2009                          11,853     7.99 to 8.64         $98,657      2.02%      0.85% to 1.45%    26.41% to 28.20%
        2008                          13,696     6.37 to 6.68         $89,666      2.36%      0.85% to 1.45%    -39.46% to -38.45%
        2007                          22,091    10.55 to 10.85       $237,667      0.41%      0.85% to 1.45%     1.70% to 1.86%

    Socially Responsible Growth Fund
        2011                               -          -                    $0      0.00%      0.85% to 1.45%          n/a
        2010                               -          -                    $0      0.00%      0.85% to 1.45%          n/a
        2009                               -          -                    $0      0.00%      0.85% to 1.45%          n/a
        2008                               -          -                    $0      0.00%      0.85% to 1.45%          n/a
        2007                               -          -                    $0      0.00%      0.85% to 1.45%          n/a

   Direxion Insurance Trust
    Managed Bond Fund
        2009                               -          -                    $0      51.67%     0.85% to 1.45%          n/a
        2008                          66,521    9.83 to 10.07        $658,616      4.34%      0.85% to 1.45%    -0.10% to 0.75%
        2007                          73,715    9.82 to 10.08        $730,031      2.40%      0.85% to 1.45%    -1.87% to -0.78%

    All-Cap Equity Fund
        2009                               -          -                    $0      0.00%      0.85% to 1.45%          n/a
        2008                         101,638     6.92 to 7.09        $706,488      0.00%      0.85% to 1.45%    -24.96% to -24.32%
        2007                         220,319     9.69 to 9.95      $2,156,412      0.47%      0.85% to 1.45%     0.00% to 1.12%

    HY Bond Fund
        2011                          16,687     9.25 to 9.79        $163,169      5.29%      0.85% to 1.45%     1.95% to 2.97%
        2010                          17,425     9.07 to 9.51        $161,172      7.44%      0.85% to 1.45%     1.03% to 2.05%
        2009                           5,311     8.95 to 9.31         $48,543      2.04%      0.85% to 1.45%     7.10% to 7.75%
        2008                         127,858     8.24 to 8.73      $1,094,039      0.67%      0.85% to 1.45%    -12.21% to -11.37%
        2007                          47,580     9.69 to 9.85        $464,137      3.24%      0.85% to 1.45%          n/a

   Invesco Van Kampen Variable Insurance Fund
    Growth and Income Portfolio
        2011                          75,445     8.61 to 9.62        $679,334      1.59%      0.85% to 1.45%    -5.43% to -3.62%
        2010                          34,999     9.09 to 9.98        $329,578      0.08%      0.85% to 1.45%    8.55% to 10.63%
        2009                          22,875     8.42 to 9.02        $195,824      2.01%      0.85% to 1.45%    20.08% to 21.47%
        2008                          11,222     7.01 to 7.23         $79,445      1.93%      0.85% to 1.45%    -34.36% to -33.86%
        2007                           5,355    10.70 to 10.84        $57,681      1.91%      0.85% to 1.45%          n/a

   Morgan Stanley Universal Institutional Funds
    Emerging Markets Debt Portfolio
        2011                          19,367    12.19 to 13.85       $251,047      2.79%      0.85% to 1.45%     3.06% to 5.40%
        2010                          27,339    11.83 to 13.14       $340,567      2.30%      0.85% to 1.45%     6.13% to 8.22%
        2009                          14,068    11.31 to 12.15       $164,309      10.64%     0.85% to 1.45%    27.35% to 27.54%
        2008                           1,634     9.28 to 9.32         $15,211      2.73%      0.85% to 1.45%    -16.79% to -16.67%
        2007                          12,845    11.15 to 11.26       $143,678      9.00%      0.85% to 1.45%     4.12% to 4.28%

    Emerging Markets Equity Portfolio
        2011                          42,646    9.23 to 10.40        $418,758      0.09%      0.85% to 1.45%    -21.05% to -19.37%
        2010                         129,035    11.53 to 12.96     $1,581,054      0.21%      0.85% to 1.45%    14.75% to 17.41%
        2009                         224,025    10.13 to 11.04     $2,354,465      0.00%      0.85% to 1.45%    64.60% to 67.50%
        2008                          27,199     6.23 to 6.53        $174,359      0.00%      0.85% to 1.45%    -58.11% to -57.41%
        2007                          24,876    14.92 to 15.37       $376,592      0.62%      0.85% to 1.45%    37.46% to 38.29%

    Mid Cap Growth Portfolio
        2011                          35,322    10.23 to 11.65       $386,996      0.24%      0.85% to 1.45%    -10.54% to -8.46%
        2010                          57,071    11.43 to 12.73       $688,148      0.00%      0.85% to 1.45%    27.47% to 30.43%
        2009                          28,965     8.97 to 9.76        $268,742      0.00%      0.85% to 1.45%    52.26% to 54.10%
        2008                           9,000     5.98 to 6.18         $54,675      3.68%      0.85% to 1.45%    -48.50% to -47.90%
        2007                          20,574    11.64 to 11.97       $244,319      0.00%      0.85% to 1.45%          n/a

    U.S. Mid Cap Value Portfolio
        2011                          10,725    9.66 to 11.00        $109,267      0.43%      0.85% to 1.45%    -2.83% to -0.92%
        2010                          15,347    9.94 to 10.89        $157,983      0.99%      0.85% to 1.45%    17.75% to 19.58%
        2009                          12,453     8.44 to 9.02        $108,022      0.00%      0.85% to 1.45%    34.71% to 35.25%
        2008                             588     6.37 to 6.44          $3,762      3.01%      0.85% to 1.45%          n/a
        2007                           1,457    11.28 to 11.49        $16,485      0.42%      0.85% to 1.45%          n/a

    U.S. Real Estate Portfolio
        2011                          20,353    9.28 to 10.43        $201,715      0.58%      0.85% to 1.45%     2.24% to 4.20%
        2010                          23,010    9.07 to 10.01        $222,824      0.73%      0.85% to 1.45%    25.33% to 26.78%
        2009                           2,210     7.31 to 7.66         $16,730      2.12%      0.85% to 1.45%    24.32% to 25.95%
        2008                           3,321     5.88 to 6.08         $19,894      1.41%      0.85% to 1.45%    -40.02% to -39.29%
        2007                          13,796    9.82 to 10.10        $138,157      0.83%      0.85% to 1.45%    -19.04% to 18.92%

   Northern Lights Variable Trust
    Adaptive Allocation Portfolio
        2011                       3,696,604    9.13 to 10.20     $36,214,488      0.00%      0.85% to 1.45%`   -7.16% to -4.91%
        2010                       2,346,071    9.83 to 10.73     $24,764,596      0.00%      0.85% to 1.45%    13.32% to 15.66%
        2009                       1,616,425     8.79 to 9.27     $14,988,870      0.00%      0.85% to 1.45%    19.06% to 19.17%
        2008                       1,739,883     7.69 to 7.78     $13,528,700      0.41%      0.85% to 1.45%    -19.62% to -19.06%
        2007                       1,707,612     9.57 to 9.61     $16,411,138      0.00%      0.85% to 1.45%    -4.30% to -3.90%

    Chariot Absolute Return All Opportunities Portfolio
        2011                               -          -                    $0      0.00%      0.85% to 1.45%          n/a
        2010                       1,174,152     9.41 to 9.73     $11,219,989      0.00%      0.85% to 1.45%    -3.14% to -0.89%
        2009                       1,751,489     9.71 to 9.82     $17,095,601      0.00%      0.85% to 1.45%          n/a

          *   The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income is affected by the timing of the declaration of dividends.

          **  The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

          *** The Total Return is calculated as the change in the unit value of the underlying portfolio, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For newly introduced portfolios, the total return for the first year is calculated as the
              percentage change from inception to the end of the period.
Part C

OTHER INFORMATION

 Item 24.

(a)  Financial Statements

All required Financial statements are included in Parts A or B of this Registration Statement

(b)  Exhibits:

(1)   Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of Separate Account C (1)

(2)   Not Applicable

(3)   (a)   Principal Underwriting Agreement between Midland National Life Insurance Company and Sammons Securities (2)

        (b)  Registered Representative Contract  (1)

(4)  (a)     Form of Flexible Premium Deferred Variable Annuity Contract (7)

        (b)   Form of the Extra Credit Rider (6)

        (c)   Form of the Estate Planning Rider (5)

        (d)   Form of the Shortened CDSC Rider (6)

        (e)   Form of the Five for Life Plus Rider (6)

        (f)    Form of the GMDB Plus Rider (6)

        (g)   Form of the GMIB Plus Rider (6)

        (h)   Form of the Waiver of Surrender Charges for Nursing Home Confinement Rider (5)

 (5)  (a)    Form of Application for Flexible Premium Deferred Variable Annuity Contract (2)

(6)   (a)    Articles of Incorporation of Midland National Life Insurance Company (1)

        (b)  By-laws of Midland National Life Insurance Company  (1)

(7)   Not Applicable

(8)   (a)    Participation Agreement between Midland National Life Insurance Company and American Century Investment Services Inc. (1)

        (b)   Participation Agreement between Midland National Life Insurance Company and Rydex Global Advisors. (3)

(c)   Amendment to Participation Agreement between Midland National Life Insurance Company and Rydex Global Advisors. (4)

(d)   Participation Agreement between Midland National Life Insurance Company and Credit Suisse Asset Management, LLC. (8)

        (e)   Participation Agreement between Midland National Life Insurance Company and The Dreyfus Corporation. (8)

        (f)    Participation Agreement between Midland National Life Insurance Company and Rafferty Asset Management, LLC. (8)

        (g)   Amendment to Participation Agreement between Midland National Life Insurance Company and Rydex Investments.  (8)

(h)   Participation Agreement between Midland National Life Insurance Company and Morgan Stanley Investment Management, Inc. (8)

(i)    Participation Agreement between Midland National Life Insurance Company and Fred Alger Management, Inc.  (9)

(j)    Participation Agreement between Midland National Life Insurance Company and Goldman Sachs Variable Insurance Trust.   (10)

(k)   Participation Agreement between Midland National Life Insurance Company and Pacific Investment Management Company LLC. (11)

(l)    Participation Agreement between Midland National Life Insurance Company and PIMCO Advisors VIT. (10)

(m)  Participation Agreement between Midland National Life Insurance Company and Van Eck Associates Corporation. (12)

        (n)   Amendments to Participation Agreement between Midland National Life Insurance Company and Van Eck.  (3)

        (o)   Amendment to Participation Agreement between Midland National Life Insurance Company and Van Eck. (13)

        (p)   Participation Agreement between Midland National Life Insurance Company and AIM Distributors, Inc.  (14)

        (q)   Participation Agreement between Midland National Life Insurance Company and ProFund Advisors, LLC. (15)

(r)      AIM Fund Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between Midland National Life Insurance Company and A I M Investment Services, Inc.   (16)

(s)     Rule 22c-2 Agreement between Midland National Life Insurance Company and Fred Alger & Company, Inc.   (16)

(t)      Shareholder Information Agreement between Midland National Life Insurance Company and American Century Investment Services, Inc.   (16)

(u)     Rule 22c-2 Shareholder Information Agreement between Midland National Life Insurance Company Credit Suisse Asset Management Securities, Inc.   (17)

(v)     Rule 22c-2 Shareholder Information Agreement between Midland National Life Insurance Company and DireXion Funds.   (17)

(w)    Rule 22c-2 Supplement to Participation agreement between Midland National Life Insurance Company and The Dreyfus Service Corporation.  (17)

(x)      Variable Annuity Shareholder Information Agreement between Midland National Life Insurance Company and Goldman Sachs Variable Insurance Trust.  (16)

(y)     Rule 22c-2 Amendment to Participation Agreement between Midland National Life Insurance Company and Allianz Global Investors Distributors, Inc., principal underwriters for PIMCO Variable Insurance Trust.  (16)

(z)      Rule 22c-2 Agreement between Midland National and Rydex Distributors, Inc.  (16)

(aa)  Shareholder Information Agreement between Midland National Life Insurance Company and Van Eck Securities Corporation.  (16)

(bb) Van Kampen Life Investment Trust Shareholder Information Agreement between Midland National Life Insurance Company and Van Kampen Funds, Inc.  (17)

(cc)  Van Kampen Universal Institutional Funds, Inc. Shareholder Information Agreement between Midland National Life Insurance Company and Morgan Stanley Distributors Inc.  (17)

(dd) Participation agreement between Midland National Life Insurance Company and Northern Lights Variable Trust. (19)

(ee)  Amendment to Participation Agreement between Midland National Life Insurance Company and Northern Lights Variable Trust. (19)

(ff)    Amendment to, Novation Agreement, Participation Agreement between Midland National Life Insurance Company and American Century Investment Services Inc. (18)

(gg) Amendment to, Novation Agreement, Participation Agreement between Midland National Life Insurance Company and Allianz Global Investors Distributors LLC (“AGID”). (20)

(hh) Termination, New Agreements and Amendments Relating to Intermediary Agreements for PIMCO Variable Insurance Trust. (20)

(ii)     Amendment to Participation Agreement between Midland National Life Insurance Company and Invesco Aim Distributors, Inc. (20)

(jj)     Amendment to Participation Agreement between Midland National Life Insurance Company and Morgan Stanley, the Universal Institutional Funds and Van Kampen Life Investment Trust (21)

(9)   (a)   Opinion and Consent of Counsel (22)

        (b)   Power of Attorney (22)

(10) (a)   Consent of Counsel Sutherland, Asbill & Brennan, LLP (22)

        (b)   Consent of Independent Registered Public Accounting Firm (22)

(11) Not Applicable

(12) Not Applicable

(13) Performance Data Calculations  (3)

----------------------

(1)       Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on April 29, 1997 (File No. 33-64016).

(2)       Incorporated herein by reference to Post-Effective Amendment No. 1 on April 22, 2002 for Form N-4 (File No. 333-71800).

(3)       Incorporated herein by reference to Post-Effective Amendment No. 5 on April 28, 2003 for Form N-4 (File No. 333-71800).

(4)       Incorporated herein by reference to Post-Effective Amendment No. 1 on April 28, 2004 for Form N-4 (File No. 333-108437)

(5)       Incorporated herein by reference to Post-Effective Amendment No. 7 on June 23, 2005 for Form N-4 (File No. 333-71800)

(6)       Incorporated herein by reference to Initial Filing on October 7, 2005 for Form N-4 (File No. 333-128910)

(7)       Incorporated herein by reference to Initial Filing on October 13, 2005 for Form N-4 (File No. 333-128978).

(8)       Incorporated herein by reference to Pre-Effective Amendment No. 1 on January 18, 2006 for Form N-4 (File No. 333-128910)

(9)       Incorporated herein by reference to Post-Effective Amendment No. 6 for Form S-6 on February 15, 2001 (File No. 333-14061)

(10)     Incorporated herein by reference to Post-Effective Amendment No. 6 for Form N-4 on April 29, 2005 (File No. 333-108437)

(11)     Incorporated herein by reference to Post-Effective Amendment No. 11 for Form N-6 on April 29, 2003 (File No. 333-14061)

(12)     Incorporated herein by reference to Pre-Effective Amendment No. 1   for Form N-4 on January 14, 2002 (File 333-71800)

(13)     Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on November 24, 2004 (File No. 333-108437)

(14)     Incorporated herein by reference to Post-Effective Amendment No. 6 for Form N-6 on April 26, 2006 (File No. 333-58300)

(15)        Incorporated herein by reference to Post-Effective Amendment No. 1 on April 28, 2006 for Form N-4 (File No. 333-128910)

(16)        Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-4 on April 28, 2008 (File No. 333-108437)

(17)        Incorporated herein by reference to Post-Effective Amendment No. 8 for Form N-4 on April 28, 2008 (File No. 333-128910)

(18)        Incorporated herein by reference to Post-Effective Amendment No. 18 for Form N-4 on April 29, 2010 (File No. 333-71800)

(19)        Incorporated herein by reference to Post-Effective Amendment No. 14 for Form N-4 on April 29, 2010 (File No. 333-128978)

(20)        Incorporated herein by reference to Post-Effective Amendment No. 19 for Form N-4 on April 27, 2011 (File No. 333-71800)

(21)        Incorporated herein by reference to Post-Effective Amendment No. 15 for Form N-4 on April 27, 2011 (File No. 333-128978)

(22) Filed herewith

(23) To be filed by amendment

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address*	Position and Offices with Depositor
Esfandyar E. Dinshaw**....................	Chairman of the Board & Chief Executive Officer
Steven C. Palmitier***......................................	President and Chief Operating Officer – Director
John J. Craig II**..................................................	Senior Vice President & Treasurer - Director
Darron K. Ash............................................................	Director
David C. Bratton............................................	Director
Roland C. Baker.....................................................	Director
Willard Bunn, III....................................................	Director
William D. Heinz......................................	Director
Heather Kreager..........................................	Director
Michael M. Masterson.............................................	Director
Cindy K. Reed**...............................................	President, Annuity Division
William L. Lowe**.................................	President, Sammons Retirement Solutions
Robert R. TeKolste.........................................	Executive Vice President
Victoria E. Fimea**...............................................	Senior Vice President, General Counsel & Secretary
Donald T. Lyons **......................................	Senior Vice President and Corporate Actuary
David Shaw **.......................................................	Senior Vice President and Chief Information Officer
Rebecca L. Luloff**........................................	Senior Vice President, Chief Administration Officer & Assistant Secretary
Melody R.J. Jensen........................................	Vice President, General Counsel, and Secretary
Daniel M. Kiefer................................................	Vice President and Chief Financial Officer
Ann Hughes**....................................................	Vice President, Business Development - SRS
Brent A. Mardis**	Vice President, Chief Risk & Compliance Officer
Robert W. Buchanan...................................	Vice President, New Business & Underwriting
Timothy A. Reuer....................................	Vice President, Product Development
Teri L. Ross**......................................................	Vice President, Annuity New Business & Agency Services
Bradley W. Rosenblatt***...................................	Vice President, Marketing and Sales Support
Kirk Evans**..................................................	Vice President, Product Actuary & Risk Management – SRS
Michael L. Yanacheak**...............................	2 nd Vice President, Product Development - Annuity Division
Gregory S. Helms.............................................	2 nd Vice President, Policy Change & Accounting, Assistant Secretary
Diana Ronald**..................................................	2 nd Vice President, Client Services & Claims and Benefits
Teresa A. Silvius*** ............................	Assistant Vice President Variable Compliance & 38a-1 CCO
Richard T. Hicks.................................................	Assistant Vice President, Systems Administration & Policy Accounting
Randy D. Shaull....................................................	Assistant Vice President & Actuary
Melissa Scheuerman**........................................	Assistant Vice President, Business Development SRS
Susan Mersereau**..............................................	Assistant Vice President, COO Broker Dealer – SRS

 *     Unless noted otherwise, the principal business address for each officer and director is One Sammons Plaza, Sioux Falls, SD 57193-9991

**   Annuity Division, 4350 Westown Parkway, West Des Moines, IA 50266

*** 525 W. Van Buren, Chicago, IL 60607

Item 26. Persons Controlled by or Under Common Control With the Depositor.

The Depositor, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons Enterprises, Inc.  The Registrant is a segregated asset account of Midland.  Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT).   Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI), as of December 31, 2011, are:

Name	Jurisdiction	Percent Of Voting Securities Owned
1900 Capital Inc.	Delaware	100% by CCI
Advisor Research Center, Inc.	Maryland	100% by RFSL
B/D Ops, LLC	Delaware	33% by SSI
Briggs Construction Equipment, Inc.	Delaware	100% by CISI
Briggs de Mexico, S. de R.L. de C.V (Controladora)	Mexico	99% by BEI 1% by BEMI
Briggs Equipment Mexico, Inc. (BEMI)	Delaware	100% by BEI
Briggs Equipment UK Limited	United Kingdom	100% by BUKHI
Briggs Equipment, Inc. (BEI)	Delaware	100% by CISI
Briggs Equipment, S.A. de C.V.	Mexico	99% by BEI 1% by BEMI
Briggs UK Holding Inc. (BUKHI)	Delaware	100% by CISI
Compatriot Capital, Inc. (CCI)	Delaware	100% by SEA
Consolidated Investment Services, Inc. (CISI)	Nevada	100% by SEI
Crestpark LP, Inc.	Delaware	100% by CISI
Eldridge Investors, LLC	Delaware	100% voting (no ownership) by Guggenheim Lawrence LLC
First Security Benefit Life Insurance and Annuity Company of New York	New York	100% by SBC
Forklift Operations de Mexico, S.A. de C.V.	Mexico	99% by Controladora 1% by BEMI
GBH Venture Co., Inc.	Delaware	100% by CISI
Gila Bend Power Partners, L.L.C.	Delaware	50% by SPDI
GLAC Holdings, LLC (GLACHL)	Delaware	100% by GPFTHL
GP Holdco, LLC (GHL)	Delaware	100% by GPL
GPAM Holdings, Inc.	Delaware	100% by GPAMHL
GPAM Holdings, LLC (GPAMHL)	Delaware	100% by GPL
GPFT Holdco, LLC (GPFTHL)	Delaware	100% by GHL
GPI Ventures LLC	Delaware	100% by GPIRI
Guggenheim Capital, LLC (GCL)	Delaware	38% by SAGE
Guggenheim Insurance Holdco, LLC (GIHL)	Delaware	100% by GPFTHL
Guggenheim Insurance Services, LLC (GIS)	Delaware	100% by GIHL
Guggenheim Investment Management Holdings, LLC (GIMHL)	Delaware	100% by GPFTHL
Guggenheim Investment Management, LLC	Delaware	100% by GIMHL
Guggenheim Knights of Security, LLC (GKSL)	Delaware	100% by GPL
Guggenheim Lawrence LLC	Delaware	100% by GPL
Guggenheim Life and Annuity Company	Delaware	100% by GLACHL
Guggenheim Partners Asset Management, LLC	Delaware	99% by GPAMHL
Guggenheim Partners, LLC (GPL)	Delaware	100% by GCL
Guggenheim SBC Holdings, LLC (GSHL)	Delaware	100% voting (no ownership) by GKSL; 100% ownership by Eldridge Investors, LLC
Herakles Investments, Inc. (HII)	Delaware	100% by CISI
Mexicolift Servicios de Personal, S. de R.L. de C.V.	Mexico	99% by Controladora 1% by BEMI
MH Imports, Inc.	Delaware	100% by CISI
Midland National Life Insurance Company (MNL)	Iowa	100% by SFG
Midland National Services Corporation, LLC	Delaware	100% by MNL
MNL Reinsurance Company	Iowa	100% by MNL
Montacargas Yale de Mexico, S.A. de C.V.	Mexico	99% by BEI 1% by BEMI
Mykonos 6420 LP	Texas	85% by MH Imports, Inc.; 1% by Sponsor
North American Company for Life and Health Insurance (NACOLAH)	Iowa	100% by SFG
Note Funding, LLC	Kansas	100% by SBC
Opus 5949 LLC	Texas	75% by Sammons VPC, Inc.
Otter, Inc.	Oklahoma	100% by SPDI
Paragon Life Insurance Company of Indiana (PLICI)	Indiana	100% by PHL
Parkway Mortgage, Inc.	Delaware	100% by CISI
PLIC CRE Holdings, LLC	Delaware	100% by PLICI
PLIC Holdings, LLC (PHL)	Delaware	100% by GIHL
Property Disposition, Inc.	Delaware	100% by SFG
Rydex Distributors, LLC	Kansas	100% by RHL
Rydex Fund Services, LLC (RFSL)	Kansas	100% by RHL
Rydex Holdings, LLC (RHL)	Kansas	100% by SBAM
Rydex Specialized Products, LLC	Delaware	100% by SIL
SAGE Assets, Inc. (SAGE)	Delaware	100% by SEA
Sammons BW, Inc	Delaware	100% by SDHI
Sammons Capital, Inc.	Delaware	100% by SEA
Sammons Corporation	Delaware	100% by CISI
Sammons Distribution Holdings, Inc. (SDHI)	Delaware	100% by CISI
Sammons Equity Alliance, Inc. (SEA)	Delaware	100% by CISI
Sammons Financial Group, Inc. (SFG)	Delaware	100% by CISI
Sammons Financial Network, LLC	Delaware	100% by SSI
Sammons Income Properties, Inc.	Delaware	100% by CCI
Sammons Power Development, Inc.(SPDI)	Delaware	100% by SEA
Sammons Retirement Solutions, Inc.	Delaware	100% by SFG
Sammons Securities Company, L.L.C.	Delaware	67% by SSI
Sammons Securities, Inc. (SSI)	Delaware	100% by SFG
Sammons VPC, Inc.	Delaware	100% by SDHI
SBC Funding, LLC	Kansas	100% by SBC
se2, inc.	Kansas	100% by SBC
Security Benefit Academy, Inc.	Kansas	100% by SBC
Security Benefit Asset Management Holdings, LLC (SBAM)	Kansas	100% by SBC
Security Benefit Corporation (SBC)	Kansas	100% by GSHL
Security Benefit Life Insurance Company (SBL)	Kansas	100% by SBC
Security Distributors, Inc.	Kansas	100% by SBL
Security Financial Resources, Inc.	Kansas	100% by SBC
Security Investors, LLC (SIL)	Kansas	100% by RHL
SFG Reinsurance Company	South Carolina	100% by MNL
Solberg Reinsurance Company	Iowa	100% by MNL
Sponsor Investments, L.L.C. (Sponsor)	Texas	75% by HII
SRI Ventures LLC	Delaware	99% by CCI
The Grove Park Inn Resort, Inc. (GPIRI)	Delaware	100% by CISI

Item 27. Number of Contract Owners

 As of March 3 0, 2012--

430 Non-Qualified

1,375 Qualified

Item 28. Indemnification

Midland National Life Insurance Company indemnifies actions against all officers, directors, and employees to the full extent permitted by Iowa law.  This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.  Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29a. Relationship of Principal Underwriter to Other Investment Companies

  In addition to Midland National Life Separate Account C, Sammons Securities Company LLC, the principal underwriter of the Registrant is also the principal underwriter for flexible premium variable life insurance contracts issued through Midland National Life Separate Account A.

Item 29b. Principal Underwriters

The directors and principal officers of Sammons Securities Company LLC are as follows:

Name and Principal Business Address*	Positions and Offices with Sammons Securities Company, LLC
Steve Palmitier 525 W. Van Buren Chicago, IL 60607	Chairman & Chief Executive Officer
Jerome S. Rydell	Vice Chairman
Cindy Reed Annuity Division, 4350 Westown Parkway West Des Moines, IA 50266	President
John A. McClellan, CROP, SROP	Co-Chief Compliance Officer, Municipal Securities Principal
Susan Mersereau Annuity Division, 4350 Westown Parkway West Des Moines, IA 50266	Co-Chief Compliance Officer
Jan R. Elcock One Sammons Plaza, Sioux Falls, SD 57193-9991	Vice President, Operations & Compliance
Gerald R. Blair 525 West Van Buren Chicago, IL 60607	Vice President & Chief Marketing Officer
Brandon D. Rydell	Vice President & Chief Financial Officer

*  Unless otherwise indicated, the address of each executive officer of Sammons Securities Company LLC is:  4261 Park Road, Ann Arbor MI  48103.

Item 29c. Compensation of Principal Underwriters

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant with respect to these Contracts during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation**
Sammons Securities Company, LLC	$ 16,638	0	0	$ 66,642

*Represents commissions paid on Vector II variable annuity contracts.   **  Represents an underwriting fee paid to Sammons Securities Company for all of Midland Nationals variable annuity contracts under Separate Account C.  In exchange for the underwriting fee, Sammons Securities Company provides various administrative services.  Examples of the services provided include registered representative training sessions, tracking and notification firm element training, attendance at Annual Compliance Meetings, and continuing education required by FINRA to maintain licensing for all affiliated registered representatives licensed with Midland National.

 Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Midland National Life Insurance Company at 4350 Westown Parkway, West Des Moines, IA 50266 and 525 West Van Buren, Chicago, IL 60607.

Item 31. Management Services

No management related services are provided to the Registrant, except as discussed in Parts A and B.

Item 32. Undertakings and Representations

(a) A post-effective amendment to this registration statement will be filed as frequently as is necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Any application to purchase a contract offered by the prospectus will include a space that an applicant can check to request a Statement of Additional Information.

(c) Any Statement of Additional Information and any financial statements required to be made available under this form will be delivered promptly upon written or oral request.

(d) Midland National Life Insurance Company represents that all fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and the risk assumed by Midland National Life Insurance Company.

Section 403(b) Representation

Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Midland National Life Separate Account C, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this 25th day of  April, 2012.

By:  MIDLAND NATIONAL LIFE SEPARATE

        ACCOUNT C (REGISTRANT)

Attest:   *                                                                                   By:            *

                                                                                                          Esfandyar E. Dinshaw

                                                                                                          Chairman of the Board

By:  MIDLAND NATIONAL LIFE

        INSURANCE COMPANY (DEPOSITOR)

Attest:  *                                                                                    By:            *

                                                                                                          Esfandyar E. Dinshaw

                                                                                                          Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

                      Signatures                                                                          Title

/s/  *                                                                        Chairman of the Board of Directors, Chief Executive Officer

      Esfandyar E. Dinshaw                         (Principal Executive Officer)

/s/  *                                                                        Director, President & Chief Operating Officer

      STEVEN C. PALMITIER

/s/  *                                                                        Director, Senior Vice President & Treasurer

      JOHN J. CRAIG, II

/s/ *                                                                         Vice President & Chief Financial Officer

      Daniel M. Kiefer                                       (Principal Financial & Accounting Officer)

/s/  *                                                                        Director

      Darron K. Ash

/s/  *                                                                        Director

      Roland C. Baker

/s/  *                                                                         Director

      David C. Bratton

/s/  *                                                                        Director

      Willard Bunn, III

/s/ *                                                                         Director

      William D. Heinz

/s/ *                                                                         Director

      Heather Kreager

/s/ *                                                                         Director

      MICHAEL M. MASTERSON

*By:  /s/  Teresa A. Silvius                                                                      Date:  April 25, 2012

                                Teresa A. Silvius

                                Attorney-in-Fact

                                Pursuant to Power of Attorney

Registration No. 333-128978

Post-Effective Amendment No. 16

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C

AND

MIDLAND NATIONAL LIFE INSURANCE COMPANY

EXHIBIT INDEX

Item	Exhibit

24(b)(9)(a)	Opinion and Consent of Counsel
24(b)(9)(b)	Power of Attorney
24(b)(10)(a)	Consent of Sutherland, Asbill & Brennan, LLP
24(b)(10)(b)	Consent of Independent Registered Public Accounting Firm

April 25, 2012

The Board of Directors

Midland National Life Insurance Company

Des Moines, Iowa

Director s:

With reference to the Registration Statement for Midland National Life Separate Account C filed on form N-4 (File number 333-128978 Post-Effective Amendment No. 16) with the Securities and Exchange Commission covering flexible premium deferred variable annuity policies, I have examined such documents and such law as I considered necessary and appropriate, and on the basis of such examination, it is my opinion that:

1.       Midland National Life Insurance Company is duly organized and validly existing under the laws of the State of Iowa and has been duly authorized to issue individual flexible premium deferred variable annuity contracts by the Department of Insurance of the State of Iowa.

2.       The Midland National Life Insurance Company Separate Account C is a duly authorized and existing separate account established pursuant to the provisions of the Iowa Statutes.

3.       The flexible premium deferred variable annuity contracts, when issued as contemplated by said Form N-4 Registration Statement, will constitute legal, validly issued and binding obligations of Midland National Life Insurance Company.

I hereby consent to the filing of this opinion as an Exhibit to said N-4 Registration Statement.

Sincerely,

/s/ Victoria E. Fimea

Victoria E. Fimea

Senior Vice President, General Counsel & Secretary

POWER OF ATTORNEY

The undersigned directors and officers of Midland National Life Insurance Company, an Iowa corporation (the “Company”), hereby constitute and appoint Victoria E. Fimea, and Teresa A. Silvius, and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 (33-16354; 33-76318; 333-14061; 333-14081; 333-80975; 333-58300; 333-148111; 333-148824; 333-153825; 333-119088; 333-108437; 333-71800; 33-64016; 333-128910; 333-128978; 333-176870) and under the Investment Company Act of 1940 (811-05271; 811-07772) with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and him or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this               day of               2012.

SIGNATURE                           DATE               SIGNATURE                                       DATE

/s/ Darron K. Ash                      2/2/12                /s/ Roland C. Baker                                2/21/12

Darron K. Ash                                                          Roland C. Baker

/s/ David C. Bratton                   2/7/12                /s/ Willard Bunn, III                                2/2/12

David C. Bratton                                               Willard Bunn, III

/s/ John J. Craig II                      1/30/12             /s/ Esfandyar E. Dinshaw                       1/31/12

John J. Craig II                                                 Esfandyar E. Dinshaw

/s/ William D. Heinz                   2/7/12                /s/ Daniel M. Kiefer                               1/30/12

William D. Heinz                                               Daniel M. Kiefer

/s/ Heather Kreager                   2/2/12                /s/ Michael M. Masterson                       2/2/12

Heather Kreager                                               Michael M. Masterson

/s/ Steven C. Palmitier                1/30/12

Steven C. Palmitier

            [Sutherland Letterhead]

April 25, 2012

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD  57193

                        RE:       Vector II Variable Annuity

                                    Form N-4, File No. 333-128978

Gentlemen:

We hereby consent to the reference to our name under the caption “Legal Matters” in the Statement of Additional Information filed as part of the Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 filed by Midland National Life Separate Account C for certain variable annuity contracts (File No. 333-128978).  In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

Very truly yours,

SUTHERLAND ASBILL & BRENNAN LLP

/s/            Frederick R. Bellamy

                                                                           Frederick R. Bellamy

CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We hereby consent to the use in this Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 (File No. 333-128978 and 811-07772) of our report dated April 24, 2012,  relating to the financial statements and financial highlights of Midland National Life Separate Account C and the report dated March 28, 2012, relating to the financial statements of Midland National Life Insurance Company, which appear in such Registration Statement.  We also consent to the references to us under the headings "Financial Statements" and "Financial Matters" in such Registration Statement.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Chicago, Illinois

April 25, 2012